================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices)(Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                      Dimensional Investment Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

                  Date of reporting period: October 31, 2016

================================================================================

ITEM 1.  REPORTS TO STOCKHOLDERS.

ANNUAL REPORT
---------------------------------------------------
year ended: October 31, 2016

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/ Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1
  DFA INVESTMENT DIMENSIONS GROUP INC.
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................  19
     Disclosure of Fund Expenses........................................  32
     Disclosure of Portfolio Holdings...................................  37
     Schedules of Investments/Summary Schedules of Portfolio Holdings
         Enhanced U.S. Large Company Portfolio..........................  40
         U.S. Large Cap Equity Portfolio................................  43
         U.S. Large Cap Value Portfolio.................................  46
         U.S. Targeted Value Portfolio..................................  47
         U.S. Small Cap Value Portfolio.................................  50
         U.S. Core Equity 1 Portfolio...................................  53
         U.S. Core Equity 2 Portfolio...................................  56
         U.S. Vector Equity Portfolio...................................  59
         U.S. Small Cap Portfolio.......................................  62
         U.S. Micro Cap Portfolio.......................................  65
         DFA Real Estate Securities Portfolio...........................  68
         Large Cap International Portfolio..............................  70
         International Core Equity Portfolio............................  74
         International Small Company Portfolio..........................  79
         Japanese Small Company Portfolio...............................  80
         Asia Pacific Small Company Portfolio...........................  80
         United Kingdom Small Company Portfolio.........................  81
         Continental Small Company Portfolio............................  81
         DFA International Real Estate Securities Portfolio.............  82
         DFA Global Real Estate Securities Portfolio....................  85
         DFA International Small Cap Value Portfolio....................  87
         International Vector Equity Portfolio..........................  91
         World ex U.S. Value Portfolio..................................  95
         World ex U.S. Targeted Value Portfolio.........................  96
         World ex U.S. Core Equity Portfolio............................ 102
         World Core Equity Portfolio.................................... 108
         Selectively Hedged Global Equity Portfolio..................... 109
         Emerging Markets Portfolio..................................... 110
         Emerging Markets Small Cap Portfolio........................... 110
         Emerging Markets Value Portfolio............................... 110
         Emerging Markets Core Equity Portfolio......................... 111
     Statements of Assets and Liabilities............................... 115
     Statements of Operations........................................... 122
     Statements of Changes in Net Assets................................ 129
     Financial Highlights............................................... 139
     Notes to Financial Statements...................................... 161
     Report of Independent Registered Public Accounting Firm............ 194
     Section 19(a) Notice............................................... 195

TABLE OF CONTENTS
CONTINUED

                                                                         PAGE
                                                                         ----
  DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY
    PORTFOLIO
     Performance Charts................................................. 198
     Management's Discussion and Analysis............................... 199
     Consolidated Disclosure of Fund Expenses........................... 200
     Consolidated Disclosure of Portfolio Holdings...................... 201
     Consolidated Schedule of Investments............................... 202
     Consolidated Statement of Assets and Liabilities................... 207
     Consolidated Statement of Operations............................... 208
     Consolidated Statements of Changes in Net Assets................... 209
     Consolidated Financial Highlights.................................. 210
     Consolidated Notes to Financial Statements......................... 211
     Report of Independent Registered Public Accounting Firm............ 224
  DIMENSIONAL INVESTMENT GROUP INC.
     Performance Charts................................................. 225
     Management's Discussion and Analysis............................... 227
     Disclosure of Fund Expenses........................................ 230
     Disclosure of Portfolio Holdings................................... 232
     Schedule of Investments/Summary Schedule of Portfolio Holdings
         DFA International Value Portfolio.............................. 233
         U.S. Large Company Portfolio................................... 234
     Statements of Assets and Liabilities............................... 237
     Statements of Operations........................................... 238
     Statements of Changes in Net Assets................................ 239
     Financial Highlights............................................... 240
     Notes to Financial Statements...................................... 243
     Report of Independent Registered Public Accounting Firm............ 253
     Section 19(a) Notice............................................... 254
  THE DFA INVESTMENT TRUST COMPANY
     Performance Charts................................................. 255
     Management's Discussion and Analysis............................... 260
     Disclosure of Fund Expenses........................................ 265
     Disclosure of Portfolio Holdings................................... 267
     Summary Schedules of Portfolio Holdings
         The U.S. Large Cap Value Series................................ 269
         The DFA International Value Series............................. 272
         The Japanese Small Company Series.............................. 276
         The Asia Pacific Small Company Series.......................... 279
         The United Kingdom Small Company Series........................ 282
         The Continental Small Company Series........................... 285
         The Canadian Small Company Series.............................. 288
         The Emerging Markets Series.................................... 291
         The Emerging Markets Small Cap Series.......................... 295
     Statements of Assets and Liabilities............................... 299
     Statements of Operations........................................... 301
     Statements of Changes in Net Assets................................ 303
     Financial Highlights............................................... 306
     Notes to Financial Statements...................................... 311
     Report of Independent Registered Public Accounting Firm............ 323

TABLE OF CONTENTS
CONTINUED

                                                                         PAGE
                                                                         ----
  DIMENSIONAL EMERGING MARKETS VALUE FUND
     Performance Charts................................................. 324
     Management's Discussion and Analysis............................... 325
     Disclosure of Fund Expenses........................................ 327
     Disclosure of Portfolio Holdings................................... 328
     Summary Schedule of Portfolio Holdings............................. 329
     Statement of Assets and Liabilities................................ 333
     Statement of Operations............................................ 334
     Statements of Changes in Net Assets................................ 335
     Financial Highlights............................................... 336
     Notes to Financial Statements...................................... 337
     Report of Independent Registered Public Accounting Firm............ 345
  FUND MANAGEMENT....................................................... 346
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES........................... 361
  NOTICE TO SHAREHOLDERS................................................ 362

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                   Enhanced U.S. Large Company
                           Portfolio                    S&P 500/R/ Index
                ---------------------------------      ------------------
10/1/2006                   $10,000                          $10,000
11/1/2006                    10,196                           10,190
12/1/2006                    10,332                           10,333
 1/1/2007                    10,479                           10,489
 2/1/2007                    10,273                           10,284
 3/1/2007                    10,391                           10,399
 4/1/2007                    10,840                           10,860
 5/1/2007                    11,212                           11,239
 6/1/2007                    11,016                           11,052
 7/1/2007                    10,684                           10,709
 8/1/2007                    10,830                           10,870
 9/1/2007                    11,233                           11,277
10/1/2007                    11,413                           11,456
11/1/2007                    10,933                           10,977
12/1/2007                    10,855                           10,901
 1/1/2008                    10,175                           10,247
 2/1/2008                     9,846                            9,914
 3/1/2008                     9,802                            9,871
 4/1/2008                    10,263                           10,352
 5/1/2008                    10,405                           10,486
 6/1/2008                     9,521                            9,602
 7/1/2008                     9,444                            9,522
 8/1/2008                     9,588                            9,659
 9/1/2008                     8,705                            8,799
10/1/2008                     7,221                            7,321
11/1/2008                     6,730                            6,796
12/1/2008                     6,809                            6,868
 1/1/2009                     6,238                            6,289
 2/1/2009                     5,556                            5,619
 3/1/2009                     6,062                            6,112
 4/1/2009                     6,660                            6,696
 5/1/2009                     7,058                            7,071
 6/1/2009                     7,083                            7,085
 7/1/2009                     7,643                            7,621
 8/1/2009                     7,942                            7,896
 9/1/2009                     8,254                            8,191
10/1/2009                     8,104                            8,039
11/1/2009                     8,617                            8,521
12/1/2009                     8,765                            8,685
 1/1/2010                     8,463                            8,373
 2/1/2010                     8,740                            8,632
 3/1/2010                     9,254                            9,153
 4/1/2010                     9,405                            9,298
 5/1/2010                     8,664                            8,555
 6/1/2010                     8,219                            8,107
 7/1/2010                     8,799                            8,675
 8/1/2010                     8,408                            8,284
 9/1/2010                     9,160                            9,023
10/1/2010                     9,514                            9,366
11/1/2010                     9,501                            9,368
12/1/2010                    10,137                            9,994
 1/1/2011                    10,390                           10,231
 2/1/2011                    10,732                           10,581
 3/1/2011                    10,732                           10,585
 4/1/2011                    11,074                           10,899
 5/1/2011                    10,972                           10,775
 6/1/2011                    10,783                           10,596
 7/1/2011                    10,580                           10,380
 8/1/2011                     9,998                            9,816
 9/1/2011                     9,289                            9,126
10/1/2011                    10,314                           10,124
11/1/2011                    10,251                           10,101
12/1/2011                    10,365                           10,205
 1/1/2012                    10,852                           10,662
 2/1/2012                    11,325                           11,123
 3/1/2012                    11,709                           11,489
 4/1/2012                    11,645                           11,417
 5/1/2012                    10,941                           10,731
 6/1/2012                    11,400                           11,173
 7/1/2012                    11,593                           11,328
 8/1/2012                    11,862                           11,583
 9/1/2012                    12,167                           11,883
10/1/2012                    11,948                           11,663
11/1/2012                    12,025                           11,731
12/1/2012                    12,124                           11,838
 1/1/2013                    12,745                           12,451
 2/1/2013                    12,926                           12,620
 3/1/2013                    13,405                           13,093
 4/1/2013                    13,663                           13,346
 5/1/2013                    13,974                           13,658
 6/1/2013                    13,760                           13,474
 7/1/2013                    14,486                           14,160
 8/1/2013                    14,058                           13,750
 9/1/2013                    14,499                           14,181
10/1/2013                    15,173                           14,833
11/1/2013                    15,640                           15,285
12/1/2013                    16,017                           15,672
 1/1/2014                    15,484                           15,130
 2/1/2014                    16,185                           15,822
 3/1/2014                    16,310                           15,955
 4/1/2014                    16,440                           16,073
 5/1/2014                    16,844                           16,450
 6/1/2014                    17,167                           16,790
 7/1/2014                    16,920                           16,559
 8/1/2014                    17,610                           17,221
 9/1/2014                    17,350                           16,980
10/1/2014                    17,779                           17,394
11/1/2014                    18,287                           17,862
12/1/2014                    18,186                           17,817
 1/1/2015                    17,694                           17,282
 2/1/2015                    18,678                           18,276
 3/1/2015                    18,410                           17,986
 4/1/2015                    18,574                           18,159
 5/1/2015                    18,827                           18,393
 6/1/2015                    18,429                           18,037
 7/1/2015                    18,832                           18,414
 8/1/2015                    17,653                           17,303
 9/1/2015                    17,236                           16,875
10/1/2015                    18,713                           18,299
11/1/2015                    18,743                           18,353
12/1/2015                    18,382                           18,064
 1/1/2016                    17,504                           17,167
 2/1/2016                    17,504                           17,144
 3/1/2016                    18,750                           18,307
 4/1/2016                    18,846                           18,378
 5/1/2016                    19,166                           18,708
 6/1/2016                    19,252                           18,757
 7/1/2016                    19,973                           19,448
 8/1/2016                    19,973                           19,476
 9/1/2016                    19,971                           19,479         Past performance is not predictive of
10/1/2016                    19,602                           19,124         future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE         FIVE          TEN                would pay on fund distributions or the
          TOTAL RETURN          YEAR        YEARS        YEARS               redemption of fund shares.
          -----------------------------------------------------------        The S&P data are provided by Standard
                                4.75%       13.70%       6.96%               & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
JUNE 25, 2013-OCTOBER 31, 2016

                                [CHART]


                       U.S. Large Cap
                      Equity Portfolio        Russell 1000/R/ Index
                     -----------------        ---------------------

  6/1/2013                 $10,000                    $10,000
  6/1/2013                  10,020                     10,130
  7/1/2013                  10,550                     10,672
  8/1/2013                  10,270                     10,378
  9/1/2013                  10,630                     10,740
 10/1/2013                  11,101                     11,213
 11/1/2013                  11,452                     11,527
 12/1/2013                  11,757                     11,838
  1/1/2014                  11,333                     11,460
  2/1/2014                  11,878                     12,004
  3/1/2014                  11,985                     12,080
  4/1/2014                  12,046                     12,137
  5/1/2014                  12,319                     12,416
  6/1/2014                  12,623                     12,699
  7/1/2014                  12,410                     12,493
  8/1/2014                  12,928                     13,010
  9/1/2014                  12,654                     12,781
 10/1/2014                  12,899                     13,094
 11/1/2014                  13,205                     13,437
 12/1/2014                  13,175                     13,405
  1/1/2015                  12,775                     13,037
  2/1/2015                  13,555                     13,790
  3/1/2015                  13,391                     13,619
  4/1/2015                  13,463                     13,715
  5/1/2015                  13,659                     13,895
  6/1/2015                  13,399                     13,634
  7/1/2015                  13,564                     13,897
  8/1/2015                  12,768                     13,061
  9/1/2015                  12,374                     12,703
 10/1/2015                  13,350                     13,731
 11/1/2015                  13,391                     13,776
 12/1/2015                  13,081                     13,528
  1/1/2016                  12,350                     12,800
  2/1/2016                  12,412                     12,796
  3/1/2016                  13,260                     13,687
  4/1/2016                  13,302                     13,762
  5/1/2016                  13,522                     14,003
  6/1/2016                  13,491                     14,034          Past performance is not predictive of
  7/1/2016                  14,029                     14,569          future performance.
  8/1/2016                  14,071                     14,588          The returns shown do not reflect the
  9/1/2016                  14,104                     14,600          deduction of taxes that a shareholder
 10/1/2016                  13,818                     14,315          would pay on fund distributions or the
            AVERAGE ANNUAL         ONE           SINCE                 redemption of fund shares.
            TOTAL RETURN           YEAR        INCEPTION               Russell data copyright (C) Russell
            ---------------------------------------------------        Investment Group 1995-2016, all rights
                                   3.51%        10.14%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
               -------------------------------    ---------------------------
10/1/2006                   $10,000                         $10,000
11/1/2006                    10,189                          10,228
12/1/2006                    10,393                          10,458
 1/1/2007                    10,694                          10,592
 2/1/2007                    10,533                          10,427
 3/1/2007                    10,602                          10,588
 4/1/2007                    11,052                          10,979
 5/1/2007                    11,505                          11,375
 6/1/2007                    11,318                          11,109
 7/1/2007                    10,615                          10,595
 8/1/2007                    10,413                          10,714
 9/1/2007                    10,682                          11,082
10/1/2007                    10,740                          11,083
11/1/2007                    10,138                          10,542
12/1/2007                    10,106                          10,440
 1/1/2008                     9,718                          10,022
 2/1/2008                     9,418                           9,602
 3/1/2008                     9,330                           9,530
 4/1/2008                     9,915                           9,994
 5/1/2008                    10,151                           9,978
 6/1/2008                     9,038                           9,023
 7/1/2008                     8,937                           8,991
 8/1/2008                     9,113                           9,144
 9/1/2008                     8,293                           8,472
10/1/2008                     6,425                           7,005
11/1/2008                     5,795                           6,503
12/1/2008                     5,983                           6,593
 1/1/2009                     5,273                           5,835
 2/1/2009                     4,533                           5,055
 3/1/2009                     4,978                           5,488
 4/1/2009                     5,784                           6,076
 5/1/2009                     6,228                           6,452
 6/1/2009                     6,152                           6,404
 7/1/2009                     6,732                           6,928
 8/1/2009                     7,190                           7,290
 9/1/2009                     7,503                           7,572
10/1/2009                     7,180                           7,340
11/1/2009                     7,584                           7,754
12/1/2009                     7,789                           7,891
 1/1/2010                     7,606                           7,669
 2/1/2010                     7,935                           7,911
 3/1/2010                     8,554                           8,426
 4/1/2010                     8,824                           8,645
 5/1/2010                     8,069                           7,934
 6/1/2010                     7,459                           7,487
 7/1/2010                     8,042                           7,994
 8/1/2010                     7,550                           7,652
 9/1/2010                     8,290                           8,246
10/1/2010                     8,596                           8,493
11/1/2010                     8,531                           8,448
12/1/2010                     9,360                           9,115
 1/1/2011                     9,662                           9,321
 2/1/2011                    10,184                           9,665
 3/1/2011                    10,230                           9,703
 4/1/2011                    10,486                           9,962
 5/1/2011                    10,337                           9,856
 6/1/2011                    10,149                           9,654
 7/1/2011                     9,686                           9,334
 8/1/2011                     8,866                           8,752
 9/1/2011                     7,971                           8,090
10/1/2011                     9,071                           9,016
11/1/2011                     8,996                           8,970
12/1/2011                     9,066                           9,151
 1/1/2012                     9,516                           9,497
 2/1/2012                    10,066                           9,875
 3/1/2012                    10,250                          10,168
 4/1/2012                    10,037                          10,064
 5/1/2012                     9,324                           9,474
 6/1/2012                     9,824                           9,945
 7/1/2012                     9,920                          10,047
 8/1/2012                    10,311                          10,266
 9/1/2012                    10,687                          10,591
10/1/2012                    10,716                          10,539
11/1/2012                    10,740                          10,535
12/1/2012                    11,066                          10,753
 1/1/2013                    11,834                          11,452
 2/1/2013                    11,984                          11,616
 3/1/2013                    12,560                          12,076
 4/1/2013                    12,686                          12,259
 5/1/2013                    13,209                          12,573
 6/1/2013                    13,057                          12,463
 7/1/2013                    13,841                          13,135
 8/1/2013                    13,427                          12,637
 9/1/2013                    13,824                          12,954
10/1/2013                    14,522                          13,521
11/1/2013                    15,128                          13,898
12/1/2013                    15,528                          14,250
 1/1/2014                    14,914                          13,744
 2/1/2014                    15,415                          14,338
 3/1/2014                    15,776                          14,681
 4/1/2014                    15,880                          14,820
 5/1/2014                    16,224                          15,037
 6/1/2014                    16,666                          15,430
 7/1/2014                    16,543                          15,167
 8/1/2014                    17,067                          15,725
 9/1/2014                    16,642                          15,400
10/1/2014                    16,771                          15,746
11/1/2014                    16,965                          16,069
12/1/2014                    17,091                          16,167
 1/1/2015                    16,241                          15,521
 2/1/2015                    17,387                          16,272
 3/1/2015                    17,054                          16,050
 4/1/2015                    17,402                          16,200
 5/1/2015                    17,589                          16,395
 6/1/2015                    17,304                          16,068
 7/1/2015                    17,259                          16,138
 8/1/2015                    16,209                          15,177
 9/1/2015                    15,685                          14,719
10/1/2015                    16,965                          15,830
11/1/2015                    17,026                          15,890
12/1/2015                    16,494                          15,548
 1/1/2016                    15,370                          14,745
 2/1/2016                    15,396                          14,741
 3/1/2016                    16,515                          15,803
 4/1/2016                    16,961                          16,135
 5/1/2016                    17,187                          16,386
 6/1/2016                    17,169                          16,527              Past performance is not predictive of
 7/1/2016                    17,759                          17,007              future performance.
 8/1/2016                    17,965                          17,138              The returns shown do not reflect the
 9/1/2016                    18,051                          17,103              deduction of taxes that a shareholder
10/1/2016                    17,741                          16,838              would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2016, all rights
                                  4.58%        14.36%        5.90%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
JANUARY 31, 2008-OCTOBER 31, 2016

                                    [CHART]


                    U.S. Targeted
              Value Portfolio - Class R1        Russell 2000/R/ Value Index
              --------------------------        ---------------------------
 1/1/2008               $10,000                           $10,000
 2/1/2008                 9,750                             9,603
 3/1/2008                 9,821                             9,747
 4/1/2008                10,152                            10,056
 5/1/2008                10,613                            10,400
 6/1/2008                 9,538                             9,402
 7/1/2008                 9,790                             9,884
 8/1/2008                10,233                            10,353
 9/1/2008                 9,575                             9,868
10/1/2008                 7,504                             7,897
11/1/2008                 6,525                             6,982
12/1/2008                 6,946                             7,412
 1/1/2009                 5,999                             6,353
 2/1/2009                 5,204                             5,471
 3/1/2009                 5,777                             5,956
 4/1/2009                 6,902                             6,901
 5/1/2009                 7,137                             7,051
 6/1/2009                 7,107                             7,028
 7/1/2009                 7,959                             7,841
 8/1/2009                 8,379                             8,212
 9/1/2009                 8,844                             8,624
10/1/2009                 8,207                             8,051
11/1/2009                 8,484                             8,308
12/1/2009                 9,150                             8,937
 1/1/2010                 8,943                             8,675
 2/1/2010                 9,449                             9,077
 3/1/2010                10,229                             9,832
 4/1/2010                10,973                            10,520
 5/1/2010                 9,981                             9,631
 6/1/2010                 9,031                             8,790
 7/1/2010                 9,735                             9,418
 8/1/2010                 8,948                             8,710
 9/1/2010                10,044                             9,645
10/1/2010                10,417                            10,019
11/1/2010                10,840                            10,273
12/1/2010                11,805                            11,127
 1/1/2011                11,883                            11,133
 2/1/2011                12,550                            11,698
 3/1/2011                12,792                            11,861
 4/1/2011                12,998                            12,053
 5/1/2011                12,678                            11,837
 6/1/2011                12,397                            11,546
 7/1/2011                11,964                            11,165
 8/1/2011                10,763                            10,178
 9/1/2011                 9,425                             9,067
10/1/2011                10,905                            10,373
11/1/2011                10,941                            10,353
12/1/2011                11,049                            10,515
 1/1/2012                11,719                            11,214
 2/1/2012                12,144                            11,380
 3/1/2012                12,369                            11,733
 4/1/2012                12,168                            11,564
 5/1/2012                11,260                            10,857
 6/1/2012                11,715                            11,380
 7/1/2012                11,657                            11,264
 8/1/2012                12,192                            11,612
 9/1/2012                12,577                            12,025
10/1/2012                12,505                            11,874
11/1/2012                12,715                            11,911
12/1/2012                13,155                            12,413
 1/1/2013                14,059                            13,152
 2/1/2013                14,291                            13,303
 3/1/2013                14,987                            13,856
 4/1/2013                14,840                            13,843
 5/1/2013                15,567                            14,257
 6/1/2013                15,460                            14,199
 7/1/2013                16,545                            15,111
 8/1/2013                15,941                            14,443
 9/1/2013                16,826                            15,277
10/1/2013                17,555                            15,773
11/1/2013                18,331                            16,389
12/1/2013                18,804                            16,698
 1/1/2014                17,913                            16,052
 2/1/2014                18,845                            16,787
 3/1/2014                19,217                            16,994
 4/1/2014                18,862                            16,557
 5/1/2014                19,044                            16,662
 6/1/2014                19,852                            17,399
 7/1/2014                18,859                            16,347
 8/1/2014                19,819                            17,058
 9/1/2014                18,629                            15,907
10/1/2014                19,217                            17,018
11/1/2014                19,110                            16,939
12/1/2014                19,348                            17,402
 1/1/2015                18,502                            16,678
 2/1/2015                19,828                            17,452
 3/1/2015                20,100                            17,747
 4/1/2015                19,891                            17,367
 5/1/2015                20,179                            17,511
 6/1/2015                20,105                            17,534
 7/1/2015                19,580                            17,051
 8/1/2015                18,783                            16,213
 9/1/2015                17,863                            15,652
10/1/2015                18,962                            16,528
11/1/2015                19,410                            16,998
12/1/2015                18,219                            16,102
 1/1/2016                16,984                            15,020
 2/1/2016                17,214                            15,123
 3/1/2016                18,680                            16,376
 4/1/2016                19,069                            16,723
 5/1/2016                19,189                            17,030
 6/1/2016                18,937                            17,082              Past performance is not predictive of
 7/1/2016                19,874                            18,003              future performance.
 8/1/2016                20,171                            18,451              The returns shown do not reflect the
 9/1/2016                20,355                            18,596              deduction of taxes that a shareholder
10/1/2016                19,760                            17,985              would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE           SINCE               redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        INCEPTION             Russell data copyright (C) Russell
          --------------------------------------------------------------       Investment Group 1995-2016, all rights
                                4.21%       12.62%         8.10%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
JUNE 30, 2008-OCTOBER 31, 2016

                                    [CHART]


                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
 6/1/2008                   $10,000                         $10,000
 7/1/2008                    10,260                          10,513
 8/1/2008                    10,720                          11,012
 9/1/2008                    10,038                          10,496
10/1/2008                     7,860                           8,399
11/1/2008                     6,836                           7,427
12/1/2008                     7,274                           7,883
 1/1/2009                     6,272                           6,757
 2/1/2009                     5,443                           5,819
 3/1/2009                     6,038                           6,335
 4/1/2009                     7,216                           7,341
 5/1/2009                     7,459                           7,499
 6/1/2009                     7,436                           7,476
 7/1/2009                     8,321                           8,340
 8/1/2009                     8,768                           8,735
 9/1/2009                     9,248                           9,173
10/1/2009                     8,585                           8,564
11/1/2009                     8,871                           8,836
12/1/2009                     9,568                           9,506
 1/1/2010                     9,343                           9,227
 2/1/2010                     9,865                           9,655
 3/1/2010                    10,685                          10,458
 4/1/2010                    11,453                          11,190
 5/1/2010                    10,419                          10,244
 6/1/2010                     9,434                           9,350
 7/1/2010                    10,161                          10,017
 8/1/2010                     9,341                           9,264
 9/1/2010                    10,484                          10,259
10/1/2010                    10,874                          10,656
11/1/2010                    11,306                          10,927
12/1/2010                    12,308                          11,835
 1/1/2011                    12,396                          11,841
 2/1/2011                    13,085                          12,443
 3/1/2011                    13,336                          12,615
 4/1/2011                    13,544                          12,820
 5/1/2011                    13,211                          12,591
 6/1/2011                    12,926                          12,281
 7/1/2011                    12,466                          11,875
 8/1/2011                    11,214                          10,826
 9/1/2011                     9,820                           9,644
10/1/2011                    11,364                          11,034
11/1/2011                    11,401                          11,011
12/1/2011                    11,510                          11,184
 1/1/2012                    12,209                          11,927
 2/1/2012                    12,644                          12,105
 3/1/2012                    12,877                          12,480
 4/1/2012                    12,667                          12,299
 5/1/2012                    11,721                          11,548
 6/1/2012                    12,189                          12,105
 7/1/2012                    12,129                          11,981
 8/1/2012                    12,686                          12,351
 9/1/2012                    13,082                          12,791
10/1/2012                    13,007                          12,630
11/1/2012                    13,225                          12,669
12/1/2012                    13,677                          13,203
 1/1/2013                    14,611                          13,989
 2/1/2013                    14,861                          14,149
 3/1/2013                    15,577                          14,738
 4/1/2013                    15,424                          14,724
 5/1/2013                    16,181                          15,164
 6/1/2013                    16,064                          15,102
 7/1/2013                    17,185                          16,073
 8/1/2013                    16,548                          15,362
 9/1/2013                    17,472                          16,249
10/1/2013                    18,223                          16,777
11/1/2013                    19,022                          17,432
12/1/2013                    19,515                          17,760
 1/1/2014                    18,587                          17,073
 2/1/2014                    19,549                          17,855
 3/1/2014                    19,932                          18,076
 4/1/2014                    19,563                          17,611
 5/1/2014                    19,752                          17,723
 6/1/2014                    20,586                          18,507
 7/1/2014                    19,553                          17,387
 8/1/2014                    20,551                          18,143
 9/1/2014                    19,315                          16,919
10/1/2014                    19,918                          18,101
11/1/2014                    19,798                          18,017
12/1/2014                    20,051                          18,509
 1/1/2015                    19,171                          17,739
 2/1/2015                    20,540                          18,563
 3/1/2015                    20,817                          18,876
 4/1/2015                    20,600                          18,473
 5/1/2015                    20,890                          18,626
 6/1/2015                    20,816                          18,650
 7/1/2015                    20,271                          18,136
 8/1/2015                    19,443                          17,245
 9/1/2015                    18,490                          16,648
10/1/2015                    19,621                          17,580
11/1/2015                    20,077                          18,080
12/1/2015                    18,856                          17,127
 1/1/2016                    17,574                          15,976
 2/1/2016                    17,804                          16,085
 3/1/2016                    19,327                          17,419
 4/1/2016                    19,721                          17,787
 5/1/2016                    19,846                          18,114
 6/1/2016                    19,587                          18,169
 7/1/2016                    20,550                          19,149
 8/1/2016                    20,848                          19,625
 9/1/2016                    21,041                          19,779
10/1/2016                    20,414                          19,129               Past performance is not predictive of
                                                                                  future performance.
                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           AVERAGE ANNUAL        ONE         FIVE           SINCE                 redemption of fund shares.
           TOTAL RETURN          YEAR        YEARS        INCEPTION               Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2016, all rights
                                 4.04%       12.43%         8.94%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/1/2006                   $10,000                           $10,000
11/1/2006                    10,343                            10,285
12/1/2006                    10,406                            10,375
 1/1/2007                    10,623                            10,530
 2/1/2007                    10,569                            10,401
 3/1/2007                    10,650                            10,526
 4/1/2007                    10,867                            10,636
 5/1/2007                    11,338                            11,026
 6/1/2007                    11,188                            10,769
 7/1/2007                    10,378                             9,852
 8/1/2007                    10,347                            10,049
 9/1/2007                    10,378                            10,095
10/1/2007                    10,403                            10,205
11/1/2007                     9,661                             9,440
12/1/2007                     9,554                             9,360
 1/1/2008                     9,097                             8,976
 2/1/2008                     8,865                             8,620
 3/1/2008                     8,941                             8,749
 4/1/2008                     9,236                             9,026
 5/1/2008                     9,662                             9,335
 6/1/2008                     8,685                             8,439
 7/1/2008                     8,911                             8,872
 8/1/2008                     9,313                             9,294
 9/1/2008                     8,724                             8,858
10/1/2008                     6,833                             7,088
11/1/2008                     5,944                             6,267
12/1/2008                     6,326                             6,653
 1/1/2009                     5,457                             5,703
 2/1/2009                     4,740                             4,910
 3/1/2009                     5,257                             5,346
 4/1/2009                     6,282                             6,195
 5/1/2009                     6,498                             6,329
 6/1/2009                     6,476                             6,309
 7/1/2009                     7,248                             7,038
 8/1/2009                     7,637                             7,372
 9/1/2009                     8,061                             7,741
10/1/2009                     7,480                             7,227
11/1/2009                     7,729                             7,457
12/1/2009                     8,343                             8,022
 1/1/2010                     8,150                             7,787
 2/1/2010                     8,606                             8,148
 3/1/2010                     9,322                             8,826
 4/1/2010                     9,996                             9,443
 5/1/2010                     9,097                             8,645
 6/1/2010                     8,233                             7,891
 7/1/2010                     8,875                             8,454
 8/1/2010                     8,156                             7,818
 9/1/2010                     9,159                             8,657
10/1/2010                     9,500                             8,993
11/1/2010                     9,880                             9,221
12/1/2010                    10,763                             9,988
 1/1/2011                    10,834                             9,993
 2/1/2011                    11,449                            10,500
 3/1/2011                    11,669                            10,646
 4/1/2011                    11,851                            10,819
 5/1/2011                    11,559                            10,626
 6/1/2011                    11,311                            10,364
 7/1/2011                    10,916                            10,022
 8/1/2011                     9,820                             9,136
 9/1/2011                     8,601                             8,139
10/1/2011                     9,952                             9,311
11/1/2011                     9,985                             9,293
12/1/2011                    10,086                             9,438
 1/1/2012                    10,698                            10,066
 2/1/2012                    11,085                            10,215
 3/1/2012                    11,294                            10,532
 4/1/2012                    11,110                            10,380
 5/1/2012                    10,281                             9,746
 6/1/2012                    10,699                            10,215
 7/1/2012                    10,647                            10,111
 8/1/2012                    11,135                            10,423
 9/1/2012                    11,489                            10,794
10/1/2012                    11,423                            10,659
11/1/2012                    11,615                            10,691
12/1/2012                    12,021                            11,142
 1/1/2013                    12,841                            11,806
 2/1/2013                    13,060                            11,941
 3/1/2013                    13,696                            12,438
 4/1/2013                    13,562                            12,426
 5/1/2013                    14,233                            12,797
 6/1/2013                    14,132                            12,745
 7/1/2013                    15,124                            13,564
 8/1/2013                    14,564                            12,964
 9/1/2013                    15,378                            13,713
10/1/2013                    16,038                            14,159
11/1/2013                    16,755                            14,711
12/1/2013                    17,194                            14,988
 1/1/2014                    16,378                            14,408
 2/1/2014                    17,224                            15,068
 3/1/2014                    17,567                            15,255
 4/1/2014                    17,249                            14,862
 5/1/2014                    17,416                            14,956
 6/1/2014                    18,152                            15,618
 7/1/2014                    17,251                            14,674
 8/1/2014                    18,129                            15,311
 9/1/2014                    17,044                            14,278
10/1/2014                    17,575                            15,276
11/1/2014                    17,484                            15,205
12/1/2014                    17,699                            15,620
 1/1/2015                    16,932                            14,970
 2/1/2015                    18,147                            15,665
 3/1/2015                    18,392                            15,930
 4/1/2015                    18,208                            15,590
 5/1/2015                    18,472                            15,719
 6/1/2015                    18,401                            15,739
 7/1/2015                    17,927                            15,305
 8/1/2015                    17,197                            14,553
 9/1/2015                    16,358                            14,050
10/1/2015                    17,365                            14,836
11/1/2015                    17,776                            15,258
12/1/2015                    16,687                            14,454
 1/1/2016                    15,555                            13,483
 2/1/2016                    15,774                            13,575
 3/1/2016                    17,113                            14,700
 4/1/2016                    17,469                            15,011
 5/1/2016                    17,587                            15,286
 6/1/2016                    17,352                            15,333
 7/1/2016                    18,211                            16,160              Past performance is not predictive of
 8/1/2016                    18,483                            16,562              future performance.
 9/1/2016                    18,656                            16,692              The returns shown do not reflect the
10/1/2016                    18,111                            16,144              deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                  redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS                 Russell data copyright (C) Russell
           ---------------------------------------------------------------         Investment Group 1995-2016, all rights
                                  4.29%        12.72%        6.12%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


              U.S. Small Cap Value Portfolio      Russell 2000/R/ Value Index
             --------------------------------    -----------------------------
10/1/2006               $10,000                          $10,000
11/1/2006                10,303                           10,285
12/1/2006                10,446                           10,375
 1/1/2007                10,676                           10,530
 2/1/2007                10,651                           10,401
 3/1/2007                10,767                           10,526
 4/1/2007                10,961                           10,636
 5/1/2007                11,361                           11,026
 6/1/2007                11,186                           10,769
 7/1/2007                10,331                            9,852
 8/1/2007                10,253                           10,049
 9/1/2007                10,224                           10,095
10/1/2007                10,338                           10,205
11/1/2007                 9,437                            9,440
12/1/2007                 9,324                            9,360
 1/1/2008                 8,956                            8,976
 2/1/2008                 8,702                            8,620
 3/1/2008                 8,775                            8,749
 4/1/2008                 8,920                            9,026
 5/1/2008                 9,290                            9,335
 6/1/2008                 8,351                            8,439
 7/1/2008                 8,524                            8,872
 8/1/2008                 8,878                            9,294
 9/1/2008                 8,266                            8,858
10/1/2008                 6,436                            7,088
11/1/2008                 5,600                            6,267
12/1/2008                 5,894                            6,653
 1/1/2009                 5,052                            5,703
 2/1/2009                 4,410                            4,910
 3/1/2009                 4,869                            5,346
 4/1/2009                 5,826                            6,195
 5/1/2009                 6,013                            6,329
 6/1/2009                 6,035                            6,309
 7/1/2009                 6,846                            7,038
 8/1/2009                 7,198                            7,372
 9/1/2009                 7,654                            7,741
10/1/2009                 7,077                            7,227
11/1/2009                 7,298                            7,457
12/1/2009                 7,875                            8,022
 1/1/2010                 7,627                            7,787
 2/1/2010                 8,096                            8,148
 3/1/2010                 8,813                            8,826
 4/1/2010                 9,528                            9,443
 5/1/2010                 8,585                            8,645
 6/1/2010                 7,714                            7,891
 7/1/2010                 8,384                            8,454
 8/1/2010                 7,682                            7,818
 9/1/2010                 8,675                            8,657
10/1/2010                 9,037                            8,993
11/1/2010                 9,443                            9,221
12/1/2010                10,309                            9,988
 1/1/2011                10,341                            9,993
 2/1/2011                10,990                           10,500
 3/1/2011                11,216                           10,646
 4/1/2011                11,357                           10,819
 5/1/2011                11,003                           10,626
 6/1/2011                10,804                           10,364
 7/1/2011                10,493                           10,022
 8/1/2011                 9,383                            9,136
 9/1/2011                 8,203                            8,139
10/1/2011                 9,501                            9,311
11/1/2011                 9,436                            9,293
12/1/2011                 9,531                            9,438
 1/1/2012                10,239                           10,066
 2/1/2012                10,564                           10,215
 3/1/2012                10,807                           10,532
 4/1/2012                10,634                           10,380
 5/1/2012                 9,877                            9,746
 6/1/2012                10,310                           10,215
 7/1/2012                10,285                           10,111
 8/1/2012                10,718                           10,423
 9/1/2012                11,074                           10,794
10/1/2012                10,983                           10,659
11/1/2012                11,185                           10,691
12/1/2012                11,602                           11,142
 1/1/2013                12,363                           11,806
 2/1/2013                12,580                           11,941
 3/1/2013                13,197                           12,438
 4/1/2013                13,051                           12,426
 5/1/2013                13,755                           12,797
 6/1/2013                13,658                           12,745
 7/1/2013                14,660                           13,564
 8/1/2013                14,049                           12,964
 9/1/2013                14,785                           13,713
10/1/2013                15,304                           14,159
11/1/2013                16,081                           14,711
12/1/2013                16,519                           14,988
 1/1/2014                15,670                           14,408
 2/1/2014                16,524                           15,068
 3/1/2014                16,720                           15,255
 4/1/2014                16,398                           14,862
 5/1/2014                16,533                           14,956
 6/1/2014                17,266                           15,618
 7/1/2014                16,272                           14,674
 8/1/2014                17,220                           15,311
 9/1/2014                16,018                           14,278
10/1/2014                16,757                           15,276
11/1/2014                16,711                           15,205
12/1/2014                17,094                           15,620
 1/1/2015                16,248                           14,970
 2/1/2015                17,206                           15,665
 3/1/2015                17,512                           15,930
 4/1/2015                17,277                           15,590
 5/1/2015                17,512                           15,719
 6/1/2015                17,521                           15,739
 7/1/2015                16,878                           15,305
 8/1/2015                16,197                           14,553
 9/1/2015                15,467                           14,050
10/1/2015                16,284                           14,836
11/1/2015                16,801                           15,258
12/1/2015                15,758                           14,454
 1/1/2016                14,627                           13,483
 2/1/2016                14,797                           13,575
 3/1/2016                16,094                           14,700
 4/1/2016                16,384                           15,011
 5/1/2016                16,462                           15,286
 6/1/2016                16,271                           15,333
 7/1/2016                17,061                           16,160                  Past performance is not predictive of
 8/1/2016                17,357                           16,562                  future performance.
 9/1/2016                17,566                           16,692                  The returns shown do not reflect the
10/1/2016                17,015                           16,144                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                 redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS                Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2016, all rights
                                  4.49%        12.36%        5.46%                reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


              U.S. Core Equity 1 Portfolio     Russell 3000/R/ Index
             ------------------------------   -----------------------
10/1/2006               $10,000                    $10,000
11/1/2006                10,238                     10,218
12/1/2006                10,363                     10,340
 1/1/2007                10,560                     10,537
 2/1/2007                10,443                     10,364
 3/1/2007                10,548                     10,472
 4/1/2007                10,942                     10,890
 5/1/2007                11,363                     11,287
 6/1/2007                11,179                     11,076
 7/1/2007                10,712                     10,698
 8/1/2007                10,819                     10,851
 9/1/2007                11,130                     11,247
10/1/2007                11,301                     11,453
11/1/2007                10,717                     10,938
12/1/2007                10,652                     10,872
 1/1/2008                10,044                     10,213
 2/1/2008                 9,745                      9,895
 3/1/2008                 9,675                      9,837
 4/1/2008                10,158                     10,329
 5/1/2008                10,422                     10,540
 6/1/2008                 9,529                      9,671
 7/1/2008                 9,529                      9,593
 8/1/2008                 9,739                      9,742
 9/1/2008                 8,837                      8,826
10/1/2008                 7,196                      7,261
11/1/2008                 6,588                      6,688
12/1/2008                 6,762                      6,816
 1/1/2009                 6,150                      6,244
 2/1/2009                 5,493                      5,590
 3/1/2009                 5,997                      6,079
 4/1/2009                 6,724                      6,719
 5/1/2009                 7,040                      7,078
 6/1/2009                 7,072                      7,102
 7/1/2009                 7,671                      7,654
 8/1/2009                 7,951                      7,928
 9/1/2009                 8,328                      8,260
10/1/2009                 8,034                      8,048
11/1/2009                 8,438                      8,505
12/1/2009                 8,779                      8,747
 1/1/2010                 8,496                      8,432
 2/1/2010                 8,826                      8,718
 3/1/2010                 9,413                      9,267
 4/1/2010                 9,706                      9,467
 5/1/2010                 8,940                      8,719
 6/1/2010                 8,364                      8,218
 7/1/2010                 8,962                      8,789
 8/1/2010                 8,478                      8,375
 9/1/2010                 9,342                      9,166
10/1/2010                 9,705                      9,524
11/1/2010                 9,829                      9,579
12/1/2010                10,544                     10,228
 1/1/2011                10,755                     10,452
 2/1/2011                11,186                     10,832
 3/1/2011                11,305                     10,881
 4/1/2011                11,612                     11,205
 5/1/2011                11,449                     11,077
 6/1/2011                11,237                     10,878
 7/1/2011                10,919                     10,629
 8/1/2011                10,157                      9,991
 9/1/2011                 9,269                      9,216
10/1/2011                10,430                     10,277
11/1/2011                10,410                     10,249
12/1/2011                10,477                     10,333
 1/1/2012                11,042                     10,855
 2/1/2012                11,519                     11,314
 3/1/2012                11,824                     11,663
 4/1/2012                11,707                     11,586
 5/1/2012                10,937                     10,870
 6/1/2012                11,341                     11,296
 7/1/2012                11,419                     11,408
 8/1/2012                11,753                     11,692
 9/1/2012                12,087                     11,999
10/1/2012                11,920                     11,792
11/1/2012                12,048                     11,884
12/1/2012                12,249                     12,029
 1/1/2013                12,993                     12,689
 2/1/2013                13,152                     12,858
 3/1/2013                13,691                     13,361
 4/1/2013                13,840                     13,580
 5/1/2013                14,297                     13,900
 6/1/2013                14,153                     13,720
 7/1/2013                14,972                     14,472
 8/1/2013                14,552                     14,068
 9/1/2013                15,151                     14,591
10/1/2013                15,773                     15,211
11/1/2013                16,284                     15,652
12/1/2013                16,733                     16,065
 1/1/2014                16,156                     15,558
 2/1/2014                16,935                     16,296
 3/1/2014                17,071                     16,382
 4/1/2014                17,030                     16,402
 5/1/2014                17,365                     16,760
 6/1/2014                17,867                     17,180
 7/1/2014                17,409                     16,841
 8/1/2014                18,152                     17,548
 9/1/2014                17,655                     17,182
10/1/2014                18,094                     17,655
11/1/2014                18,472                     18,083
12/1/2014                18,493                     18,083
 1/1/2015                17,915                     17,579
 2/1/2015                19,030                     18,597
 3/1/2015                18,906                     18,408
 4/1/2015                18,958                     18,491
 5/1/2015                19,206                     18,747
 6/1/2015                18,927                     18,434
 7/1/2015                19,051                     18,742
 8/1/2015                17,981                     17,610
 9/1/2015                17,390                     17,097
10/1/2015                18,685                     18,448
11/1/2015                18,810                     18,550
12/1/2015                18,244                     18,169
 1/1/2016                17,171                     17,144
 2/1/2016                17,277                     17,139
 3/1/2016                18,521                     18,345
 4/1/2016                18,649                     18,459
 5/1/2016                18,938                     18,789
 6/1/2016                18,883                     18,828
 7/1/2016                19,655                     19,575               Past performance is not predictive of
 8/1/2016                19,773                     19,625               future performance.
 9/1/2016                19,813                     19,656               The returns shown do not reflect the
10/1/2016                19,372                     19,230               deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN              redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS             Russell data copyright (C) Russell
          --------------------------------------------------------       Investment Group 1995-2016, all rights
                                3.68%      13.18%      6.84%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


               U.S. Core Equity 2 Portfolio       Russell 3000/R/ Index
              -------------------------------   -------------------------
10/1/2006               $10,000                        $10,000
11/1/2006                10,253                         10,218
12/1/2006                10,393                         10,340
 1/1/2007                10,588                         10,537
 2/1/2007                10,482                         10,364
 3/1/2007                10,592                         10,472
 4/1/2007                10,956                         10,890
 5/1/2007                11,398                         11,287
 6/1/2007                11,215                         11,076
 7/1/2007                10,691                         10,698
 8/1/2007                10,788                         10,851
 9/1/2007                11,059                         11,247
10/1/2007                11,175                         11,453
11/1/2007                10,538                         10,938
12/1/2007                10,446                         10,872
 1/1/2008                 9,908                         10,213
 2/1/2008                 9,594                          9,895
 3/1/2008                 9,497                          9,837
 4/1/2008                 9,974                         10,329
 5/1/2008                10,253                         10,540
 6/1/2008                 9,326                          9,671
 7/1/2008                 9,353                          9,593
 8/1/2008                 9,561                          9,742
 9/1/2008                 8,697                          8,826
10/1/2008                 7,043                          7,261
11/1/2008                 6,405                          6,688
12/1/2008                 6,595                          6,816
 1/1/2009                 5,908                          6,244
 2/1/2009                 5,221                          5,590
 3/1/2009                 5,735                          6,079
 4/1/2009                 6,536                          6,719
 5/1/2009                 6,849                          7,078
 6/1/2009                 6,839                          7,102
 7/1/2009                 7,459                          7,654
 8/1/2009                 7,764                          7,928
 9/1/2009                 8,151                          8,260
10/1/2009                 7,794                          8,048
11/1/2009                 8,147                          8,505
12/1/2009                 8,518                          8,747
 1/1/2010                 8,257                          8,432
 2/1/2010                 8,602                          8,718
 3/1/2010                 9,216                          9,267
 4/1/2010                 9,552                          9,467
 5/1/2010                 8,796                          8,719
 6/1/2010                 8,177                          8,218
 7/1/2010                 8,777                          8,789
 8/1/2010                 8,252                          8,375
 9/1/2010                 9,124                          9,166
10/1/2010                 9,463                          9,524
11/1/2010                 9,613                          9,579
12/1/2010                10,376                         10,228
 1/1/2011                10,574                         10,452
 2/1/2011                11,047                         10,832
 3/1/2011                11,181                         10,881
 4/1/2011                11,437                         11,205
 5/1/2011                11,257                         11,077
 6/1/2011                11,036                         10,878
 7/1/2011                10,665                         10,629
 8/1/2011                 9,857                          9,991
 9/1/2011                 8,921                          9,216
10/1/2011                10,123                         10,277
11/1/2011                10,085                         10,249
12/1/2011                10,159                         10,333
 1/1/2012                10,725                         10,855
 2/1/2012                11,185                         11,314
 3/1/2012                11,455                         11,663
 4/1/2012                11,340                         11,586
 5/1/2012                10,562                         10,870
 6/1/2012                10,978                         11,296
 7/1/2012                11,036                         11,408
 8/1/2012                11,384                         11,692
 9/1/2012                11,730                         11,999
10/1/2012                11,623                         11,792
11/1/2012                11,730                         11,884
12/1/2012                11,995                         12,029
 1/1/2013                12,753                         12,689
 2/1/2013                12,911                         12,858
 3/1/2013                13,453                         13,361
 4/1/2013                13,552                         13,580
 5/1/2013                14,065                         13,900
 6/1/2013                13,931                         13,720
 7/1/2013                14,773                         14,472
 8/1/2013                14,317                         14,068
 9/1/2013                14,929                         14,591
10/1/2013                15,535                         15,211
11/1/2013                16,062                         15,652
12/1/2013                16,524                         16,065
 1/1/2014                15,908                         15,558
 2/1/2014                16,655                         16,296
 3/1/2014                16,849                         16,382
 4/1/2014                16,768                         16,402
 5/1/2014                17,061                         16,760
 6/1/2014                17,601                         17,180
 7/1/2014                17,114                         16,841
 8/1/2014                17,825                         17,548
 9/1/2014                17,258                         17,182
10/1/2014                17,676                         17,655
11/1/2014                17,992                         18,083
12/1/2014                18,064                         18,083
 1/1/2015                17,414                         17,579
 2/1/2015                18,539                         18,597
 3/1/2015                18,450                         18,408
 4/1/2015                18,492                         18,491
 5/1/2015                18,730                         18,747
 6/1/2015                18,480                         18,434
 7/1/2015                18,449                         18,742
 8/1/2015                17,420                         17,610
 9/1/2015                16,794                         17,097
10/1/2015                18,016                         18,448
11/1/2015                18,162                         18,550
12/1/2015                17,509                         18,169
 1/1/2016                16,438                         17,144
 2/1/2016                16,556                         17,139
 3/1/2016                17,763                         18,345
 4/1/2016                17,935                         18,459
 5/1/2016                18,215                         18,789
 6/1/2016                18,121                         18,828
 7/1/2016                18,867                         19,575               Past performance is not predictive of
 8/1/2016                19,029                         19,625               future performance.
 9/1/2016                19,075                         19,656               The returns shown do not reflect the
10/1/2016                18,641                         19,230               deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        YEARS               Russell data copyright (C) Russell
          -----------------------------------------------------------        Investment Group 1995-2016, all rights
                                3.47%       12.99%       6.43%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


               U.S. Vector Equity Portfolio       Russell 3000/R/ Index
              -------------------------------   -------------------------
10/1/2006                $10,000                         $10,000
11/1/2006                 10,288                          10,218
12/1/2006                 10,406                          10,340
 1/1/2007                 10,610                          10,537
 2/1/2007                 10,539                          10,364
 3/1/2007                 10,637                          10,472
 4/1/2007                 10,949                          10,890
 5/1/2007                 11,403                          11,287
 6/1/2007                 11,229                          11,076
 7/1/2007                 10,595                          10,698
 8/1/2007                 10,649                          10,851
 9/1/2007                 10,835                          11,247
10/1/2007                 10,907                          11,453
11/1/2007                 10,199                          10,938
12/1/2007                 10,086                          10,872
 1/1/2008                  9,608                          10,213
 2/1/2008                  9,284                           9,895
 3/1/2008                  9,246                           9,837
 4/1/2008                  9,661                          10,329
 5/1/2008                  9,986                          10,540
 6/1/2008                  9,032                           9,671
 7/1/2008                  9,105                           9,593
 8/1/2008                  9,367                           9,742
 9/1/2008                  8,577                           8,826
10/1/2008                  6,804                           7,261
11/1/2008                  6,058                           6,688
12/1/2008                  6,336                           6,816
 1/1/2009                  5,564                           6,244
 2/1/2009                  4,866                           5,590
 3/1/2009                  5,357                           6,079
 4/1/2009                  6,224                           6,719
 5/1/2009                  6,491                           7,078
 6/1/2009                  6,494                           7,102
 7/1/2009                  7,160                           7,654
 8/1/2009                  7,493                           7,928
 9/1/2009                  7,884                           8,260
10/1/2009                  7,448                           8,048
11/1/2009                  7,726                           8,505
12/1/2009                  8,187                           8,747
 1/1/2010                  7,954                           8,432
 2/1/2010                  8,345                           8,718
 3/1/2010                  8,971                           9,267
 4/1/2010                  9,428                           9,467
 5/1/2010                  8,673                           8,719
 6/1/2010                  8,000                           8,218
 7/1/2010                  8,589                           8,789
 8/1/2010                  8,000                           8,375
 9/1/2010                  8,881                           9,166
10/1/2010                  9,209                           9,524
11/1/2010                  9,434                           9,579
12/1/2010                 10,243                          10,228
 1/1/2011                 10,384                          10,452
 2/1/2011                 10,912                          10,832
 3/1/2011                 11,093                          10,881
 4/1/2011                 11,320                          11,205
 5/1/2011                 11,103                          11,077
 6/1/2011                 10,864                          10,878
 7/1/2011                 10,467                          10,629
 8/1/2011                  9,550                           9,991
 9/1/2011                  8,516                           9,216
10/1/2011                  9,749                          10,277
11/1/2011                  9,702                          10,249
12/1/2011                  9,776                          10,333
 1/1/2012                 10,376                          10,855
 2/1/2012                 10,806                          11,314
 3/1/2012                 11,065                          11,663
 4/1/2012                 10,903                          11,586
 5/1/2012                 10,111                          10,870
 6/1/2012                 10,510                          11,296
 7/1/2012                 10,491                          11,408
 8/1/2012                 10,875                          11,692
 9/1/2012                 11,226                          11,999
10/1/2012                 11,168                          11,792
11/1/2012                 11,303                          11,884
12/1/2012                 11,630                          12,029
 1/1/2013                 12,436                          12,689
 2/1/2013                 12,572                          12,858
 3/1/2013                 13,134                          13,361
 4/1/2013                 13,124                          13,580
 5/1/2013                 13,698                          13,900
 6/1/2013                 13,584                          13,720
 7/1/2013                 14,462                          14,472
 8/1/2013                 13,994                          14,068
 9/1/2013                 14,681                          14,591
10/1/2013                 15,277                          15,211
11/1/2013                 15,864                          15,652
12/1/2013                 16,306                          16,065
 1/1/2014                 15,639                          15,558
 2/1/2014                 16,366                          16,296
 3/1/2014                 16,584                          16,382
 4/1/2014                 16,394                          16,402
 5/1/2014                 16,634                          16,760
 6/1/2014                 17,265                          17,180
 7/1/2014                 16,635                          16,841
 8/1/2014                 17,375                          17,548
 9/1/2014                 16,625                          17,182
10/1/2014                 17,097                          17,655
11/1/2014                 17,207                          18,083
12/1/2014                 17,368                          18,083
 1/1/2015                 16,608                          17,579
 2/1/2015                 17,733                          18,597
 3/1/2015                 17,769                          18,408
 4/1/2015                 17,728                          18,491
 5/1/2015                 17,936                          18,747
 6/1/2015                 17,829                          18,434
 7/1/2015                 17,599                          18,742
 8/1/2015                 16,708                          17,610
 9/1/2015                 16,014                          17,097
10/1/2015                 17,066                          18,448
11/1/2015                 17,319                          18,550
12/1/2015                 16,494                          18,169
 1/1/2016                 15,346                          17,144
 2/1/2016                 15,477                          17,139
 3/1/2016                 16,685                          18,345
 4/1/2016                 16,971                          18,459
 5/1/2016                 17,168                          18,789
 6/1/2016                 17,003                          18,828
 7/1/2016                 17,775                          19,575
 8/1/2016                 18,007                          19,625             Past performance is not predictive of
 9/1/2016                 18,080                          19,656             future performance.
10/1/2016                 17,627                          19,230             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        YEARS               Russell data copyright (C) Russell
          -----------------------------------------------------------        Investment Group 1995-2016, all rights
                                3.28%       12.57%       5.83%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]



               U.S. Small Cap Portfolio         Russell 2000/R/ Index
                -----------------------------      -----------------------
10/1/2006                 $10,000                          $10,000
11/1/2006                  10,251                           10,263
12/1/2006                  10,324                           10,297
 1/1/2007                  10,478                           10,470
 2/1/2007                  10,425                           10,387
 3/1/2007                  10,535                           10,498
 4/1/2007                  10,728                           10,686
 5/1/2007                  11,134                           11,124
 6/1/2007                  11,012                           10,961
 7/1/2007                  10,348                           10,212
 8/1/2007                  10,494                           10,443
 9/1/2007                  10,626                           10,622
10/1/2007                  10,835                           10,927
11/1/2007                  10,029                           10,142
12/1/2007                  10,008                           10,136
 1/1/2008                   9,316                            9,445
 2/1/2008                   9,016                            9,095
 3/1/2008                   9,049                            9,133
 4/1/2008                   9,333                            9,515
 5/1/2008                   9,779                            9,952
 6/1/2008                   8,904                            9,186
 7/1/2008                   9,184                            9,526
 8/1/2008                   9,516                            9,870
 9/1/2008                   8,755                            9,084
10/1/2008                   6,953                            7,194
11/1/2008                   6,104                            6,343
12/1/2008                   6,404                            6,711
 1/1/2009                   5,696                            5,965
 2/1/2009                   5,008                            5,240
 3/1/2009                   5,524                            5,708
 4/1/2009                   6,549                            6,590
 5/1/2009                   6,781                            6,789
 6/1/2009                   6,957                            6,889
 7/1/2009                   7,679                            7,552
 8/1/2009                   7,953                            7,769
 9/1/2009                   8,449                            8,217
10/1/2009                   7,863                            7,659
11/1/2009                   8,063                            7,899
12/1/2009                   8,732                            8,535
 1/1/2010                   8,467                            8,221
 2/1/2010                   8,880                            8,591
 3/1/2010                   9,608                            9,290
 4/1/2010                  10,260                            9,816
 5/1/2010                   9,459                            9,072
 6/1/2010                   8,703                            8,369
 7/1/2010                   9,330                            8,944
 8/1/2010                   8,618                            8,282
 9/1/2010                   9,743                            9,313
10/1/2010                  10,142                            9,694
11/1/2010                  10,568                           10,031
12/1/2010                  11,413                           10,827
 1/1/2011                  11,423                           10,799
 2/1/2011                  12,064                           11,391
 3/1/2011                  12,410                           11,687
 4/1/2011                  12,704                           11,995
 5/1/2011                  12,447                           11,770
 6/1/2011                  12,248                           11,499
 7/1/2011                  11,820                           11,083
 8/1/2011                   9,565                            8,985
10/1/2011                  11,030                           10,345
11/1/2011                  10,992                           10,307
12/1/2011                  11,053                           10,375
 1/1/2012                  11,796                           11,108
 2/1/2012                  12,136                           11,374
 3/1/2012                  12,453                           11,665
 4/1/2012                  12,280                           11,485
 5/1/2012                  11,483                           10,725
 6/1/2012                  11,968                           11,260
 7/1/2012                  11,870                           11,104
 8/1/2012                  12,287                           11,475
 9/1/2012                  12,688                           11,852
10/1/2012                  12,531                           11,594
11/1/2012                  12,677                           11,656
12/1/2012                  13,086                           12,071
 1/1/2013                  13,906                           12,827
 2/1/2013                  14,044                           12,968
 3/1/2013                  14,723                           13,567
 4/1/2013                  14,601                           13,517
 5/1/2013                  15,352                           14,058
 6/1/2013                  15,335                           13,986
 7/1/2013                  16,440                           14,964
 8/1/2013                  15,885                           14,489
 9/1/2013                  16,870                           15,414
10/1/2013                  17,421                           15,801
11/1/2013                  18,239                           16,434
12/1/2013                  18,609                           16,758
 1/1/2014                  17,847                           16,294
 2/1/2014                  18,664                           17,061
 3/1/2014                  18,764                           16,945
 4/1/2014                  18,211                           16,288
 5/1/2014                  18,313                           16,419
 6/1/2014                  19,183                           17,292
 7/1/2014                  18,033                           16,245
 8/1/2014                  18,888                           17,051
 9/1/2014                  17,869                           16,020
10/1/2014                  18,931                           17,076
11/1/2014                  18,998                           17,091
12/1/2014                  19,436                           17,578
 1/1/2015                  18,631                           17,013
 2/1/2015                  19,860                           18,022
 3/1/2015                  20,211                           18,336
 4/1/2015                  19,742                           17,869
 5/1/2015                  20,086                           18,277
 6/1/2015                  20,289                           18,414
 7/1/2015                  20,032                           18,200
 8/1/2015                  19,029                           17,056
 9/1/2015                  18,301                           16,219
10/1/2015                  19,375                           17,133
11/1/2015                  19,865                           17,690
12/1/2015                  18,797                           16,802
 1/1/2016                  17,604                           15,325
 2/1/2016                  17,790                           15,324
 3/1/2016                  19,143                           16,547
 4/1/2016                  19,322                           16,807
 5/1/2016                  19,568                           17,185
 6/1/2016                  19,467                           17,174
 7/1/2016                  20,440                           18,200            Past performance is not predictive of
 8/1/2016                  20,746                           18,522            future performance.
 9/1/2016                  20,830                           18,728            The returns shown do not reflect the
10/1/2016                  20,129                           17,838            deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
           AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
           TOTAL RETURN          YEAR        YEARS        YEARS               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2016, all rights
                                 3.89%       12.78%       7.25%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                             [CHART]


                    U.S. Micro Cap Portfolio         Russell 2000/R/ Index
                   --------------------------        ---------------------
10/1/2006                 $10,000                           $10,000
11/1/2006                  10,225                            10,263
12/1/2006                  10,390                            10,297
 1/1/2007                  10,509                            10,470
 2/1/2007                  10,456                            10,387
 3/1/2007                  10,563                            10,498
 4/1/2007                  10,722                            10,686
 5/1/2007                  11,059                            11,124
 6/1/2007                  11,022                            10,961
 7/1/2007                  10,305                            10,212
 8/1/2007                  10,425                            10,443
 9/1/2007                  10,579                            10,622
10/1/2007                  10,758                            10,927
11/1/2007                   9,853                            10,142
12/1/2007                   9,847                            10,136
 1/1/2008                   9,094                             9,445
 2/1/2008                   8,809                             9,095
 3/1/2008                   8,836                             9,133
 4/1/2008                   9,019                             9,515
 5/1/2008                   9,378                             9,952
 6/1/2008                   8,529                             9,186
 7/1/2008                   8,911                             9,526
 8/1/2008                   9,212                             9,870
 9/1/2008                   8,534                             9,084
10/1/2008                   6,766                             7,194
11/1/2008                   5,898                             6,343
12/1/2008                   6,231                             6,711
 1/1/2009                   5,489                             5,965
 2/1/2009                   4,769                             5,240
 3/1/2009                   5,226                             5,708
 4/1/2009                   6,135                             6,590
 5/1/2009                   6,345                             6,789
 6/1/2009                   6,520                             6,889
 7/1/2009                   7,160                             7,552
 8/1/2009                   7,356                             7,769
 9/1/2009                   7,779                             8,217
10/1/2009                   7,214                             7,659
11/1/2009                   7,342                             7,899
12/1/2009                   7,980                             8,535
 1/1/2010                   7,746                             8,221
 2/1/2010                   8,086                             8,591
 3/1/2010                   8,739                             9,290
 4/1/2010                   9,374                             9,816
 5/1/2010                   8,679                             9,072
 6/1/2010                   8,051                             8,369
 7/1/2010                   8,626                             8,944
 8/1/2010                   7,937                             8,282
 9/1/2010                   8,902                             9,313
10/1/2010                   9,289                             9,694
11/1/2010                   9,683                            10,031
12/1/2010                  10,477                            10,827
 1/1/2011                  10,362                            10,799
 2/1/2011                  10,971                            11,391
 3/1/2011                  11,327                            11,687
 4/1/2011                  11,518                            11,995
 5/1/2011                  11,297                            11,770
 6/1/2011                  11,053                            11,499
 7/1/2011                  10,756                            11,083
 8/1/2011                   9,795                            10,119
 9/1/2011                   8,759                             8,985
10/1/2011                  10,111                            10,345
11/1/2011                  10,050                            10,307
12/1/2011                  10,136                            10,375
 1/1/2012                  10,841                            11,108
 2/1/2012                  11,048                            11,374
 3/1/2012                  11,378                            11,665
 4/1/2012                  11,217                            11,485
 5/1/2012                  10,435                            10,725
 6/1/2012                  10,969                            11,260
 7/1/2012                  10,869                            11,104
 8/1/2012                  11,208                            11,475
 9/1/2012                  11,678                            11,852
10/1/2012                  11,439                            11,594
11/1/2012                  11,547                            11,656
12/1/2012                  11,985                            12,071
 1/1/2013                  12,666                            12,827
 2/1/2013                  12,806                            12,968
 3/1/2013                  13,430                            13,567
 4/1/2013                  13,323                            13,517
 5/1/2013                  14,013                            14,058
 6/1/2013                  14,076                            13,986
 7/1/2013                  15,120                            14,964
 8/1/2013                  14,594                            14,489
 9/1/2013                  15,624                            15,414
10/1/2013                  16,167                            15,801
11/1/2013                  17,064                            16,434
12/1/2013                  17,386                            16,758
 1/1/2014                  16,616                            16,294
 2/1/2014                  17,317                            17,061
 3/1/2014                  17,485                            16,945
 4/1/2014                  16,889                            16,288
 5/1/2014                  16,906                            16,419
 6/1/2014                  17,639                            17,292
 7/1/2014                  16,608                            16,245
 8/1/2014                  17,362                            17,051
 9/1/2014                  16,374                            16,020
10/1/2014                  17,441                            17,076
11/1/2014                  17,311                            17,091
12/1/2014                  17,894                            17,578
 1/1/2015                  17,016                            17,013
 2/1/2015                  18,042                            18,022
 3/1/2015                  18,454                            18,336
 4/1/2015                  18,094                            17,869
 5/1/2015                  18,343                            18,277
 6/1/2015                  18,641                            18,414
 7/1/2015                  18,187                            18,200
 8/1/2015                  17,381                            17,056
 9/1/2015                  16,632                            16,219
10/1/2015                  17,634                            17,133
11/1/2015                  18,135                            17,690
12/1/2015                  17,246                            16,802
 1/1/2016                  16,074                            15,325
 2/1/2016                  16,251                            15,324
 3/1/2016                  17,401                            16,547
 4/1/2016                  17,588                            16,807
 5/1/2016                  17,776                            17,185
 6/1/2016                  17,745                            17,174
 7/1/2016                  18,635                            18,200           Past performance is not predictive of
 8/1/2016                  18,932                            18,522           future performance.
 9/1/2016                  19,069                            18,728           The returns shown do not reflect the
10/1/2016                  18,396                            17,838           deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
           AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
           TOTAL RETURN          YEAR        YEARS        YEARS               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2016, all rights
                                 4.32%       12.72%       6.28%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                DFA Real Estate                           Dow Jones U.S. Select
              Securities Portfolio     S&P 500/R/ Index        REIT Index
             ----------------------   ------------------  ---------------------
10/1/2006          $10,000                 $10,000               $10,000
11/1/2006           10,475                  10,190                10,477
12/1/2006           10,252                  10,333                10,240
 1/1/2007           11,140                  10,489                11,152
 2/1/2007           10,881                  10,284                10,902
 3/1/2007           10,610                  10,399                10,623
 4/1/2007           10,601                  10,860                10,618
 5/1/2007           10,601                  11,239                10,626
 6/1/2007            9,606                  11,052                 9,628
 7/1/2007            8,850                  10,709                 8,872
 8/1/2007            9,386                  10,870                 9,397
 9/1/2007            9,752                  11,277                 9,765
10/1/2007            9,863                  11,456                 9,876
11/1/2007            8,857                  10,977                 8,916
12/1/2007            8,338                  10,901                 8,442
 1/1/2008            8,342                  10,247                 8,402
 2/1/2008            8,025                   9,914                 8,085
 3/1/2008            8,529                   9,871                 8,623
 4/1/2008            9,032                  10,352                 9,154
 5/1/2008            9,050                  10,486                 9,175
 6/1/2008            8,057                   9,602                 8,158
 7/1/2008            8,290                   9,522                 8,394
 8/1/2008            8,495                   9,659                 8,584
 9/1/2008            8,477                   8,799                 8,548
10/1/2008            5,805                   7,321                 5,780
11/1/2008            4,461                   6,796                 4,361
12/1/2008            5,223                   6,868                 5,133
 1/1/2009            4,296                   6,289                 4,205
 2/1/2009            3,395                   5,619                 3,286
 3/1/2009            3,515                   6,112                 3,392
 4/1/2009            4,615                   6,696                 4,505
 5/1/2009            4,736                   7,071                 4,620
 6/1/2009            4,589                   7,085                 4,459
 7/1/2009            5,070                   7,621                 4,923
 8/1/2009            5,756                   7,896                 5,644
 9/1/2009            6,141                   8,191                 6,039
10/1/2009            5,861                   8,039                 5,765
11/1/2009            6,264                   8,521                 6,162
12/1/2009            6,694                   8,685                 6,593
 1/1/2010            6,344                   8,373                 6,216
 2/1/2010            6,694                   8,632                 6,569
 3/1/2010            7,375                   9,153                 7,241
 4/1/2010            7,893                   9,298                 7,752
 5/1/2010            7,472                   8,555                 7,335
 6/1/2010            7,085                   8,107                 6,941
 7/1/2010            7,784                   8,675                 7,628
 8/1/2010            7,686                   8,284                 7,526
 9/1/2010            8,019                   9,023                 7,859
10/1/2010            8,394                   9,366                 8,223
11/1/2010            8,228                   9,368                 8,063
12/1/2010            8,613                   9,994                 8,445
 1/1/2011            8,917                  10,231                 8,744
 2/1/2011            9,320                  10,581                 9,144
 3/1/2011            9,180                  10,585                 9,010
 4/1/2011            9,712                  10,899                 9,544
 5/1/2011            9,844                  10,775                 9,692
 6/1/2011            9,520                  10,596                 9,367
 7/1/2011            9,676                  10,380                 9,538
 8/1/2011            9,155                   9,816                 9,015
 9/1/2011            8,150                   9,126                 8,006
10/1/2011            9,325                  10,124                 9,182
11/1/2011            8,972                  10,101                 8,821
12/1/2011            9,384                  10,205                 9,236
 1/1/2012            9,977                  10,662                 9,829
 2/1/2012            9,872                  11,123                 9,720
 3/1/2012           10,380                  11,489                10,229
 4/1/2012           10,676                  11,417                10,537
 5/1/2012           10,189                  10,731                10,056
 6/1/2012           10,763                  11,173                10,612
 7/1/2012           10,976                  11,328                10,814
 8/1/2012           10,959                  11,583                10,785
 9/1/2012           10,755                  11,883                10,572
10/1/2012           10,672                  11,663                10,476
11/1/2012           10,635                  11,731                10,424
12/1/2012           11,025                  11,838                10,817
 1/1/2013           11,414                  12,451                11,184
 2/1/2013           11,540                  12,620                11,277
 3/1/2013           11,858                  13,093                11,578
 4/1/2013           12,658                  13,346                12,374
 5/1/2013           11,904                  13,658                11,633
 6/1/2013           11,681                  13,474                11,428
 7/1/2013           11,783                  14,160                11,516
 8/1/2013           10,953                  13,750                10,726
 9/1/2013           11,295                  14,181                11,069
10/1/2013           11,769                  14,833                11,520
11/1/2013           11,142                  15,285                10,888
12/1/2013           11,178                  15,672                10,948
 1/1/2014           11,652                  15,130                11,393
 2/1/2014           12,243                  15,822                11,976
 3/1/2014           12,322                  15,955                12,081
 4/1/2014           12,768                  16,073                12,526
 5/1/2014           13,071                  16,450                12,834
 6/1/2014           13,207                  16,790                12,945
 7/1/2014           13,216                  16,559                12,972
 8/1/2014           13,591                  17,221                13,333
 9/1/2014           12,774                  16,980                12,557
10/1/2014           14,100                  17,394                13,903
11/1/2014           14,393                  17,862                14,196
12/1/2014           14,656                  17,817                14,452
 1/1/2015           15,666                  17,282                15,418
 2/1/2015           15,086                  18,276                14,866
 3/1/2015           15,353                  17,986                15,133
 4/1/2015           14,450                  18,159                14,256
 5/1/2015           14,414                  18,393                14,250
 6/1/2015           13,783                  18,037                13,620
 7/1/2015           14,573                  18,414                14,428
 8/1/2015           13,688                  17,303                13,582
 9/1/2015           14,122                  16,875                14,041
10/1/2015           14,930                  18,299                14,859
11/1/2015           14,849                  18,353                14,777
12/1/2015           15,130                  18,064                15,099
 1/1/2016           14,619                  17,167                14,503
 2/1/2016           14,569                  17,144                14,373
 3/1/2016           16,073                  18,307                15,872
 4/1/2016           15,672                  18,378                15,407
 5/1/2016           16,017                  18,708                15,716
 6/1/2016           17,145                  18,757                16,733           Past performance is not predictive of
 7/1/2016           17,875                  19,448                17,465           future performance.
 8/1/2016           17,271                  19,476                16,874           The returns shown do not reflect the
 9/1/2016           16,945                  19,479                16,526           deduction of taxes that a shareholder
10/1/2016           15,959                  19,124                15,596           would pay on fund distributions or the
                                                                                   redemption of fund shares.
           AVERAGE ANNUAL         ONE          FIVE           TEN                  The S&P data are provided by Standard
           TOTAL RETURN           YEAR         YEARS         YEARS                 & Poor's Index Services Group.
           ---------------------------------------------------------------         Dow Jones data provided by Dow Jones
                                  6.89%        11.35%        4.79%                 Indexes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                  Large Cap International         MSCI World ex USA
                          Portfolio             Index (net dividends)
                 -------------------------      ---------------------
10/1/2006                $10,000                      $10,000
11/1/2006                 10,296                       10,298
12/1/2006                 10,568                       10,593
 1/1/2007                 10,704                       10,658
 2/1/2007                 10,734                       10,743
 3/1/2007                 11,031                       11,018
 4/1/2007                 11,421                       11,520
 5/1/2007                 11,775                       11,775
 6/1/2007                 11,753                       11,787
 7/1/2007                 11,531                       11,624
 8/1/2007                 11,452                       11,456
 9/1/2007                 12,080                       12,107
10/1/2007                 12,619                       12,633
11/1/2007                 12,169                       12,139
12/1/2007                 11,885                       11,911
 1/1/2008                 10,985                       10,837
 2/1/2008                 10,976                       11,033
 3/1/2008                 10,937                       10,876
 4/1/2008                 11,516                       11,480
 5/1/2008                 11,757                       11,655
 6/1/2008                 10,821                       10,748
 7/1/2008                 10,427                       10,366
 8/1/2008                  9,982                        9,965
 9/1/2008                  8,768                        8,526
10/1/2008                  6,919                        6,753
11/1/2008                  6,504                        6,386
12/1/2008                  6,959                        6,723
 1/1/2009                  6,178                        6,096
 2/1/2009                  5,556                        5,479
 3/1/2009                  5,984                        5,840
 4/1/2009                  6,664                        6,593
 5/1/2009                  7,595                        7,427
 6/1/2009                  7,490                        7,350
 7/1/2009                  8,209                        8,040
 8/1/2009                  8,530                        8,425
 9/1/2009                  8,894                        8,773
10/1/2009                  8,663                        8,632
11/1/2009                  8,985                        8,845
12/1/2009                  9,092                        8,986
 1/1/2010                  8,621                        8,565
 2/1/2010                  8,680                        8,557
 3/1/2010                  9,226                        9,107
 4/1/2010                  9,047                        8,972
 5/1/2010                  8,060                        7,982
 6/1/2010                  7,929                        7,866
 7/1/2010                  8,748                        8,593
 8/1/2010                  8,447                        8,336
 9/1/2010                  9,278                        9,136
10/1/2010                  9,615                        9,462
11/1/2010                  9,194                        9,061
12/1/2010                  9,933                        9,790
 1/1/2011                 10,157                       10,001
 2/1/2011                 10,556                       10,372
 3/1/2011                 10,315                       10,164
 4/1/2011                 10,905                       10,718
 5/1/2011                 10,595                       10,400
 6/1/2011                 10,445                       10,252
 7/1/2011                 10,231                       10,083
 8/1/2011                  9,373                        9,231
 9/1/2011                  8,341                        8,304
10/1/2011                  9,148                        9,111
11/1/2011                  8,918                        8,690
12/1/2011                  8,713                        8,595
 1/1/2012                  9,239                        9,059
 2/1/2012                  9,688                        9,557
 3/1/2012                  9,671                        9,487
 4/1/2012                  9,485                        9,326
 5/1/2012                  8,435                        8,262
 6/1/2012                  8,994                        8,804
 7/1/2012                  9,020                        8,913
 8/1/2012                  9,325                        9,168
 9/1/2012                  9,603                        9,446
10/1/2012                  9,687                        9,512
11/1/2012                  9,883                        9,712
12/1/2012                 10,260                       10,006
 1/1/2013                 10,676                       10,498
 2/1/2013                 10,532                       10,393
 3/1/2013                 10,675                       10,476
 4/1/2013                 11,135                       10,953
 5/1/2013                 10,841                       10,708
 6/1/2013                 10,523                       10,307
 7/1/2013                 11,103                       10,855
 8/1/2013                 10,940                       10,715
 9/1/2013                 11,713                       11,472
10/1/2013                 12,094                       11,857
11/1/2013                 12,160                       11,930
12/1/2013                 12,383                       12,110
 1/1/2014                 11,829                       11,621
 2/1/2014                 12,525                       12,255
 3/1/2014                 12,491                       12,200
 4/1/2014                 12,695                       12,392
 5/1/2014                 12,872                       12,584
 6/1/2014                 13,050                       12,763
 7/1/2014                 12,747                       12,536
 8/1/2014                 12,803                       12,546
 9/1/2014                 12,258                       12,030
10/1/2014                 12,151                       11,839
11/1/2014                 12,185                       11,985
12/1/2014                 11,735                       11,586
 1/1/2015                 11,735                       11,545
 2/1/2015                 12,448                       12,235
 3/1/2015                 12,230                       12,030
 4/1/2015                 12,780                       12,551
 5/1/2015                 12,735                       12,442
 6/1/2015                 12,376                       12,089
 7/1/2015                 12,474                       12,280
 8/1/2015                 11,594                       11,386
 9/1/2015                 11,052                       10,811
10/1/2015                 11,775                       11,624
11/1/2015                 11,665                       11,439
12/1/2015                 11,398                       11,234
 1/1/2016                 10,770                       10,461
 2/1/2016                 10,467                       10,315
 3/1/2016                 11,197                       11,015
 4/1/2016                 11,495                       11,369
 5/1/2016                 11,431                       11,241
 6/1/2016                 11,163                       10,899
 7/1/2016                 11,632                       11,435
 8/1/2016                 11,697                       11,446            Past performance is not predictive of
 9/1/2016                 11,854                       11,585            future performance.
10/1/2016                 11,622                       11,360            The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE        FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR       YEARS      YEARS             redemption of fund shares.
          --------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                -1.30%      4.90%      1.51%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                International Core Equity              MSCI World ex USA
                        Portfolio                    Index (net dividends)
                -------------------------           ----------------------
10/1/2006                $10,000                             $10,000
11/1/2006                 10,352                              10,298
12/1/2006                 10,672                              10,593
 1/1/2007                 10,867                              10,658
 2/1/2007                 10,924                              10,743
 3/1/2007                 11,270                              11,018
 4/1/2007                 11,692                              11,520
 5/1/2007                 12,017                              11,775
 6/1/2007                 11,944                              11,787
 7/1/2007                 11,739                              11,624
 8/1/2007                 11,517                              11,456
 9/1/2007                 12,009                              12,107
10/1/2007                 12,578                              12,633
11/1/2007                 11,888                              12,139
12/1/2007                 11,579                              11,911
 1/1/2008                 10,706                              10,837
 2/1/2008                 10,723                              11,033
 3/1/2008                 10,772                              10,876
 4/1/2008                 11,217                              11,480
 5/1/2008                 11,402                              11,655
 6/1/2008                 10,343                              10,748
 7/1/2008                  9,933                              10,366
 8/1/2008                  9,557                               9,965
 9/1/2008                  8,337                               8,526
10/1/2008                  6,448                               6,753
11/1/2008                  6,059                               6,386
12/1/2008                  6,483                               6,723
 1/1/2009                  5,780                               6,096
 2/1/2009                  5,172                               5,479
 3/1/2009                  5,608                               5,840
 4/1/2009                  6,453                               6,593
 5/1/2009                  7,428                               7,427
 6/1/2009                  7,366                               7,350
 7/1/2009                  8,098                               8,040
 8/1/2009                  8,548                               8,425
 9/1/2009                  8,963                               8,773
10/1/2009                  8,692                               8,632
11/1/2009                  8,923                               8,845
12/1/2009                  9,030                               8,986
 1/1/2010                  8,647                               8,565
 2/1/2010                  8,656                               8,557
 3/1/2010                  9,302                               9,107
 4/1/2010                  9,257                               8,972
 5/1/2010                  8,169                               7,982
 6/1/2010                  8,033                               7,866
 7/1/2010                  8,882                               8,593
 8/1/2010                  8,521                               8,336
 9/1/2010                  9,432                               9,136
10/1/2010                  9,777                               9,462
11/1/2010                  9,387                               9,061
12/1/2010                 10,286                               9,790
 1/1/2011                 10,551                              10,001
 2/1/2011                 10,907                              10,372
 3/1/2011                 10,716                              10,164
 4/1/2011                 11,293                              10,718
 5/1/2011                 10,945                              10,400
 6/1/2011                 10,751                              10,252
 7/1/2011                 10,510                              10,083
 8/1/2011                  9,581                               9,231
 9/1/2011                  8,464                               8,304
10/1/2011                  9,240                               9,111
11/1/2011                  8,960                               8,690
12/1/2011                  8,731                               8,595
 1/1/2012                  9,372                               9,059
 2/1/2012                  9,853                               9,557
 3/1/2012                  9,852                               9,487
 4/1/2012                  9,635                               9,326
 5/1/2012                  8,483                               8,262
 6/1/2012                  9,002                               8,804
 7/1/2012                  8,993                               8,913
 8/1/2012                  9,310                               9,168
 9/1/2012                  9,641                               9,446
10/1/2012                  9,747                               9,512
11/1/2012                  9,911                               9,712
12/1/2012                 10,367                              10,006
 1/1/2013                 10,815                              10,498
 2/1/2013                 10,698                              10,393
 3/1/2013                 10,827                              10,476
 4/1/2013                 11,246                              10,953
 5/1/2013                 10,993                              10,708
 6/1/2013                 10,657                              10,307
 7/1/2013                 11,319                              10,855
 8/1/2013                 11,201                              10,715
 9/1/2013                 12,058                              11,472
10/1/2013                 12,474                              11,857
11/1/2013                 12,534                              11,930
12/1/2013                 12,796                              12,110
 1/1/2014                 12,367                              11,621
 2/1/2014                 13,096                              12,255
 3/1/2014                 13,069                              12,200
 4/1/2014                 13,219                              12,392
 5/1/2014                 13,360                              12,584
 6/1/2014                 13,569                              12,763
 7/1/2014                 13,203                              12,536
 8/1/2014                 13,253                              12,546
 9/1/2014                 12,590                              12,030
10/1/2014                 12,406                              11,839
11/1/2014                 12,375                              11,985
12/1/2014                 12,031                              11,586
 1/1/2015                 11,990                              11,545
 2/1/2015                 12,761                              12,235
 3/1/2015                 12,527                              12,030
 4/1/2015                 13,145                              12,551
 5/1/2015                 13,166                              12,442
 6/1/2015                 12,853                              12,089
 7/1/2015                 12,863                              12,280
 8/1/2015                 12,070                              11,386
 9/1/2015                 11,546                              10,811
10/1/2015                 12,269                              11,624
11/1/2015                 12,217                              11,439
12/1/2015                 12,006                              11,234
 1/1/2016                 11,268                              10,461
 2/1/2016                 11,036                              10,315
 3/1/2016                 11,897                              11,015
 4/1/2016                 12,236                              11,369
 5/1/2016                 12,193                              11,241
 6/1/2016                 11,787                              10,899
 7/1/2016                 12,389                              11,435
 8/1/2016                 12,453                              11,446          Past performance is not predictive of
 9/1/2016                 12,694                              11,585          future performance.
10/1/2016                 12,468                              11,360          The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  1.62%       6.18%       2.23%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                  International Small Company        MSCI World ex USA Small
                           Portfolio                Cap Index (net dividends)
                  ---------------------------      --------------------------
10/1/2006                   $10,000                          $10,000
11/1/2006                    10,452                           10,430
12/1/2006                    10,832                           10,739
 1/1/2007                    11,135                           10,958
 2/1/2007                    11,292                           11,150
 3/1/2007                    11,715                           11,520
 4/1/2007                    12,102                           11,964
 5/1/2007                    12,349                           12,141
 6/1/2007                    12,329                           12,114
 7/1/2007                    12,335                           12,040
 8/1/2007                    11,859                           11,405
 9/1/2007                    12,120                           11,662
10/1/2007                    12,774                           12,450
11/1/2007                    11,841                           11,426
12/1/2007                    11,445                           11,091
 1/1/2008                    10,575                           10,016
 2/1/2008                    10,843                           10,492
 3/1/2008                    10,857                           10,376
 4/1/2008                    11,089                           10,629
 5/1/2008                    11,381                           10,843
 6/1/2008                    10,539                           10,006
 7/1/2008                    10,032                            9,501
 8/1/2008                     9,636                            9,150
 9/1/2008                     8,175                            7,541
10/1/2008                     6,260                            5,679
11/1/2008                     5,937                            5,404
12/1/2008                     6,424                            5,764
 1/1/2009                     5,917                            5,430
 2/1/2009                     5,378                            4,934
 3/1/2009                     5,733                            5,250
 4/1/2009                     6,493                            6,060
 5/1/2009                     7,460                            6,957
 6/1/2009                     7,539                            7,040
 7/1/2009                     8,104                            7,606
 8/1/2009                     8,618                            8,192
 9/1/2009                     9,077                            8,653
10/1/2009                     8,911                            8,519
11/1/2009                     9,032                            8,585
12/1/2009                     9,120                            8,694
 1/1/2010                     8,979                            8,580
 2/1/2010                     8,966                            8,530
 3/1/2010                     9,607                            9,165
 4/1/2010                     9,754                            9,346
 5/1/2010                     8,600                            8,223
 6/1/2010                     8,580                            8,146
 7/1/2010                     9,364                            8,844
 8/1/2010                     9,085                            8,614
 9/1/2010                    10,084                            9,592
10/1/2010                    10,480                            9,987
11/1/2010                    10,188                            9,725
12/1/2010                    11,301                           10,825
 1/1/2010                    11,439                           10,882
 2/1/2011                    11,787                           11,191
 3/1/2011                    11,769                           11,181
 4/1/2011                    12,328                           11,735
 5/1/2011                    11,986                           11,410
 6/1/2011                    11,743                           11,163
 7/1/2011                    11,630                           11,102
 8/1/2011                    10,718                           10,225
 9/1/2011                     9,451                            9,051
10/1/2011                    10,174                            9,786
11/1/2011                     9,853                            9,295
12/1/2011                     9,566                            9,114
 1/1/2012                    10,382                            9,866
 2/1/2012                    10,907                           10,425
 3/1/2012                    10,949                           10,356
 4/1/2012                    10,818                           10,302
 5/1/2012                     9,559                            9,092
 6/1/2012                     9,933                            9,405
 7/1/2012                     9,905                            9,478
 8/1/2012                    10,248                            9,750
 9/1/2012                    10,676                           10,212
10/1/2012                    10,746                           10,262
11/1/2012                    10,838                           10,315
12/1/2012                    11,370                           10,706
 1/1/2013                    11,870                           11,222
 2/1/2013                    11,863                           11,262
 3/1/2013                    12,078                           11,482
 4/1/2013                    12,399                           11,815
 5/1/2013                    12,128                           11,537
 6/1/2013                    11,807                           11,081
 7/1/2013                    12,588                           11,774
 8/1/2013                    12,544                           11,753
 9/1/2013                    13,578                           12,740
10/1/2013                    14,041                           13,116
11/1/2013                    14,106                           13,133
12/1/2013                    14,491                           13,442
 1/1/2014                    14,234                           13,210
 2/1/2014                    15,124                           13,959
 3/1/2014                    15,102                           13,906
 4/1/2014                    15,109                           13,863
 5/1/2014                    15,207                           14,037
 6/1/2014                    15,488                           14,356
 7/1/2014                    14,995                           13,984
 8/1/2014                    15,094                           14,018
 9/1/2014                    14,177                           13,169
10/1/2014                    13,887                           12,835
11/1/2014                    13,750                           12,823
12/1/2014                    13,577                           12,724
 1/1/2015                    13,465                           12,611
 2/1/2015                    14,329                           13,418
 3/1/2015                    14,105                           13,237
 4/1/2015                    14,897                           13,910
 5/1/2015                    15,073                           13,994
 6/1/2015                    14,844                           13,787
 7/1/2015                    14,747                           13,766
 8/1/2015                    14,129                           13,154
 9/1/2015                    13,659                           12,681
10/1/2015                    14,345                           13,433
11/1/2015                    14,361                           13,404
12/1/2015                    14,380                           13,418
 1/1/2016                    13,445                           12,397
 2/1/2016                    13,361                           12,463
 3/1/2016                    14,436                           13,499
 4/1/2016                    14,771                           13,926
 5/1/2016                    14,855                           13,943
 6/1/2016                    14,272                           13,326
 7/1/2016                    15,096                           14,118
 8/1/2016                    15,087                           13,999             Past performance is not predictive of
 9/1/2016                    15,532                           14,393             future performance.
10/1/2016                    15,124                           13,965             The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE          FIVE          TEN                 would pay on fund distributions or the
           TOTAL RETURN           YEAR         YEARS        YEARS                redemption of fund shares.
           --------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  5.43%        8.25%        4.22%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                  Japanese Small Company          MSCI Japan Small Cap
                         Portfolio                Index (net dividends)
              -------------------------------     ---------------------
10/1/2006                  $10,000                        $10,000
11/1/2006                    9,931                          9,916
12/1/2006                   10,017                          9,974
 1/1/2007                   10,220                         10,167
 2/1/2007                   10,632                         10,569
 3/1/2007                   10,545                         10,471
 4/1/2007                   10,400                         10,292
 5/1/2007                   10,185                         10,047
 6/1/2007                   10,349                         10,113
 7/1/2007                   10,402                         10,110
 8/1/2007                    9,964                          9,494
 9/1/2007                    9,950                          9,437
10/1/2007                   10,014                          9,778
11/1/2007                    9,781                          9,367
12/1/2007                    9,163                          8,806
 1/1/2008                    8,910                          8,374
 2/1/2008                    8,833                          8,466
 3/1/2008                    9,007                          8,468
 4/1/2008                    9,071                          8,573
 5/1/2008                    9,401                          8,838
 6/1/2008                    8,955                          8,295
 7/1/2008                    8,705                          8,023
 8/1/2008                    8,224                          7,669
 9/1/2008                    7,683                          6,920
10/1/2008                    7,124                          6,190
11/1/2008                    7,309                          6,442
12/1/2008                    8,052                          6,944
 1/1/2009                    7,499                          6,580
 2/1/2009                    6,520                          5,715
 3/1/2009                    6,822                          5,917
 4/1/2009                    7,093                          6,220
 5/1/2009                    7,965                          6,981
 6/1/2009                    8,492                          7,425
 7/1/2009                    8,668                          7,611
 8/1/2009                    9,123                          8,037
 9/1/2009                    9,025                          8,005
10/1/2009                    8,697                          7,712
11/1/2009                    8,345                          7,437
12/1/2009                    8,310                          7,298
 1/1/2010                    8,420                          7,455
 2/1/2010                    8,580                          7,597
 3/1/2010                    9,015                          7,943
 4/1/2010                    9,279                          8,158
 5/1/2010                    8,501                          7,592
 6/1/2010                    8,632                          7,625
 7/1/2010                    8,781                          7,718
 8/1/2010                    8,540                          7,554
 9/1/2010                    8,917                          7,863
10/1/2010                    8,726                          7,799
11/1/2010                    8,942                          7,951
12/1/2010                    9,765                          8,753
 1/1/2011                    9,982                          8,857
 2/1/2011                   10,442                          9 213
 3/1/2011                    9,790                          8,645
 4/1/2011                    9,740                          8,652
 5/1/2011                    9,578                          8,524
 6/1/2011                   10,055                          8,841
 7/1/2011                   10,419                          9,209
 8/1/2011                   10,136                          8,832
 9/1/2011                   10,081                          8,840
10/1/2011                    9,560                          8,514
11/1/2011                    9,717                          8,283
12/1/2011                    9,666                          8,413
 1/1/2012                   10,273                          8,758
 2/1/2012                   10,286                          8,853
 3/1/2012                   10,577                          9,090
 4/1/2012                   10,355                          8,958
 5/1/2012                    9,489                          8,214
 6/1/2012                    9,991                          8,564
 7/1/2012                    9,653                          8,430
 8/1/2012                    9,653                          8,382
 9/1/2012                    9,791                          8,614
10/1/2012                    9,580                          8,428
11/1/2012                    9,714                          8,486
12/1/2012                   10,068                          8,750
 1/1/2013                   10,384                          9,077
 2/1/2013                   10,636                          9,385
 3/1/2013                   11,448                         10,143
 4/1/2013                   12,054                         10,811
 5/1/2013                   11,067                          9,954
 6/1/2013                   11,164                          9,927
 7/1/2013                   11,428                         10,088
 8/1/2013                   11,171                          9,952
 9/1/2013                   12,427                         11,085
10/1/2013                   12,460                         11,040
11/1/2013                   12,363                         10,967
12/1/2013                   12,451                         11,055
 1/1/2014                   12,318                         11,023
 2/1/2014                   12,265                         10,778
 3/1/2014                   12,325                         10,806
 4/1/2014                   12,139                         10,605
 5/1/2014                   12,451                         10,953
 6/1/2014                   13,327                         11,728
 7/1/2014                   13,240                         11,791
 8/1/2014                   13,367                         11,707
 9/1/2014                   12,948                         11,315
10/1/2014                   12,710                         11,013
11/1/2014                   12,232                         10,888
12/1/2014                   12,334                         11,003
 1/1/2015                   12,631                         11,372
 2/1/2015                   13,151                         11,782
 3/1/2015                   13,313                         12,009
 4/1/2015                   13,637                         12,234
 5/1/2015                   13,772                         12,378
 6/1/2015                   14,055                         12,559
 7/1/2015                   13,967                         12,511
 8/1/2015                   13,535                         12,082
 9/1/2015                   13,124                         11,648
10/1/2015                   13,805                         12,426
11/1/2015                   14,109                         12,584
12/1/2015                   14,060                         12,688
 1/1/2016                   13,348                         11,881
 2/1/2016                   12,876                         11,758
 3/1/2016                   13,718                         12,491
 4/1/2016                   13,889                         13,035
 5/1/2016                   14,238                         13,038
 6/1/2016                   14,170                         12,961
 7/1/2016                   14,929                         13,656
 8/1/2016                   14,580                         13,172          Past performance is not predictive of
 9/1/2016                   15,456                         13,883          future performance.
10/1/2016                   15,743                         14,068          The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                14.04%       10.49%      4.64%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                        Asia Pacific Small      MSCI Pacific ex Japan Small Cap
                        Company Portfolio           Index (net dividends)
              -------------------------------  --------------------------------
10/31/06                    $10,000                         $10,000
11/30/06                     10,552                          10,608
12/31/06                     10,849                          11,004
 1/31/07                     11,131                          11,283
 2/28/07                     11,423                          11,498
 3/31/07                     12,018                          12,092
 4/30/07                     12,857                          12,930
 5/31/07                     13,951                          13,438
 6/30/07                     14,520                          13,787
 7/31/07                     14,745                          13,784
 8/31/07                     13,637                          12,896
 9/30/07                     15,233                          14,041
10/31/07                     16,562                          15,001
11/30/07                     15,464                          13,796
12/31/07                     15,195                          13,606
 1/31/08                     13,664                          11,783
 2/29/08                     14,078                          12,483
 3/31/08                     13,394                          11,695
 4/30/08                     14,325                          12,478
 5/31/08                     14,950                          12,612
 6/30/08                     13,472                          11,201
 7/31/08                     12,676                          10,686
 8/31/08                     11,785                           9,818
 9/30/08                      9,760                           7,901
10/31/08                      6,510                           5,111
11/30/08                      5,886                           4,553
12/31/08                      6,527                           5,082
 1/31/09                      5,720                           4,522
 2/28/09                      5,405                           4,241
 3/31/09                      6,243                           4,849
 4/30/09                      7,173                           5,717
 5/31/09                      9,026                           7,088
 6/30/09                      9,091                           7,288
 7/31/09                     10,401                           8,340
 8/31/09                     10,876                           8,769
 9/30/09                     11,720                           9,503
10/31/09                     11,976                           9,731
11/30/09                     12,534                          10,011
12/31/09                     12,862                          10,411
 1/31/10                     12,161                           9,745
 2/28/10                     12,373                           9,867
 3/31/10                     13,390                          10,680
 4/30/10                     13,567                          10,979
 5/31/10                     11,687                           9,321
 6/30/10                     11,540                           9,268
 7/31/10                     12,818                          10,211
 8/31/10                     12,800                          10,189
 9/30/10                     14,742                          11,718
10/31/10                     15,371                          12,238
11/30/10                     15,161                          12,075
12/31/10                     16,645                          13,294
 1/31/11                     16,284                          12,907
 2/28/11                     16,384                          12,978
 3/31/11                     16,728                          13,376
 4/30/11                     17,430                          13,917
 5/31/11                     16,914                          13,599
 6/30/11                     16,339                          13,115
 7/31/11                     16,603                          13,308
 8/31/11                     15,441                          12,383
 9/30/11                     12,558                          10,131
10/31/11                     14,512                          11,791
11/30/11                     14,121                          10,987
12/31/11                     13,294                          10,635
 1/31/12                     14,665                          11,739
 2/29/12                     15,774                          12,652
 3/31/12                     15,538                          12,256
 4/30/12                     15,472                          12,322
 5/31/12                     13,539                          10,723
 6/30/12                     13,820                          10,873
 7/31/12                     14,020                          11,230
 8/31/12                     14,486                          11,410
 9/30/12                     15,199                          12,017
10/31/12                     15,540                          12,264
11/30/12                     15,754                          12,385
12/31/12                     16,488                          12,696
 1/31/13                     17,311                          13,369
 2/28/13                     17,380                          13,528
 3/31/13                     17,456                          13,562
 4/30/13                     17,159                          13,454
 5/31/13                     15,880                          12,464
 6/30/13                     14,759                          11,398
 7/31/13                     15,478                          11,854
 8/31/13                     15,596                          11,956
 9/30/13                     16,689                          12,876
10/31/13                     17,166                          13,102
11/30/13                     16,557                          12,549
12/31/13                     16,760                          12,608
 1/31/14                     15,966                          12,024
 2/28/14                     16,883                          12,671
 3/31/14                     17,128                          12,905
 4/30/14                     17,164                          12,989
 5/31/14                     17,178                          13,095
 6/30/14                     17,301                          13,166
 7/31/14                     17,662                          13,453
 8/31/14                     17,936                          13,557
 9/30/14                     16,277                          12,311
10/31/14                     16,508                          12,456
11/30/14                     15,851                          12,061
12/31/14                     15,385                          11,759
 1/31/15                     15,020                          11,527
 2/28/15                     15,750                          12,087
 3/31/15                     15,522                          11,869
 4/30/15                     16,769                          12,550
 5/31/15                     16,952                          12,489
 6/30/15                     15,750                          11,590
 7/31/15                     14,982                          11,067
 8/31/15                     13,697                          10,035
 9/30/15                     13,499                           9,827
10/31/15                     14,495                          10,629
11/30/15                     14,442                          10,541
12/31/15                     14,838                          10,720
 1/31/16                     13,761                           9,788
 2/29/16                     13,959                          10,027
 3/31/16                     15,622                          11,185
 4/30/16                     15,828                          11,386
 5/31/16                     15,653                          11,196
 6/30/16                     15,907                          11,272
 7/31/16                     16,999                          12,106
 8/31/16                     16,873                          12,016                Past performance is not predictive of
 9/30/16                     17,372                          12,267                future performance.
10/31/16                     16,841                          11,751                The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE          TEN                  would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS        YEARS                 redemption of fund shares.
           ---------------------------------------------------------------         MSCI data copyright MSCI 2016, all
                                  16.18%        3.02%        5.35%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                  [CHART]


               United Kingdom Small Company        MSCI UK Small Cap
                        Portfolio                 Index (net dividends)
             -------------------------------     ----------------------
10/1/2006                $10,000                         $10,000
11/1/2006                 10,625                          10,648
12/1/2006                 11,202                          11,148
 1/1/2007                 11,274                          11,122
 2/1/2007                 11,270                          11,156
 3/1/2007                 11,793                          11,618
 4/1/2007                 12,197                          12,195
 5/1/2007                 11,901                          11,916
 7/1/2007                 11,832                          11,849
 8/1/2007                 11,760                          11,414
 9/1/2007                 11,350                          10,767
10/1/2007                 12,254                          11,951
11/1/2007                 10,831                          10,568
12/1/2007                 10,257                          10,037
 1/1/2008                  9,565                           9,230
 2/1/2008                  9,700                           9,542
 3/1/2008                  9,659                           9,422
 4/1/2008                  9,820                           9,598
 5/1/2008                  9,845                           9,643
 6/1/2008                  9,059                           8,984
 7/1/2008                  8,738                           8,625
 8/1/2008                  8,590                           8,400
 9/1/2008                  7,261                           6,855
10/1/2008                  5,311                           4,953
11/1/2008                  4,931                           4,494
12/1/2008                  4,819                           4,380
 1/1/2009                  4,702                           4,356
 2/1/2009                  4,507                           4,211
 3/1/2009                  4,700                           4,455
 4/1/2009                  5,683                           5,479
 5/1/2009                  6,263                           6,058
 6/1/2009                  6,290                           6,100
 7/1/2009                  6,834                           6,662
 8/1/2009                  7,364                           7,304
 9/1/2009                  7,577                           7,473
10/1/2009                  7,585                           7,483
11/1/2009                  7,558                           7,406
12/1/2009                  7,714                           7,588
 1/1/2010                  7,636                           7,553
 2/1/2010                  7,374                           7,215
 3/1/2010                  7,989                           7,851
 4/1/2010                  8,279                           8,164
 5/1/2010                  7,339                           7,183
 6/1/2010                  7,478                           7,214
 7/1/2010                  8,485                           8,082
 8/1/2010                  8,168                           7,862
 9/1/2010                  9,038                           8,728
10/1/2010                  9,509                           9,100
11/1/2010                  9,038                           8,721
12/1/2010                  9,957                           9,634
 1/1/2011                 10,099                           9,727
 2/1/2011                 10,400                           9,984
 3/1/2011                 10,202                           9,811
 4/1/2011                 11,103                          10,711
 5/1/2011                 11,031                          10,575
 6/1/2011                 10,679                          10,219
 7/1/2011                 10,603                          10,191
 8/1/2011                  9,542                           9,151
 9/1/2011                  8,576                           8,186
10/1/2011                  9,482                           9,081
11/1/2011                  9,191                           8,728
12/1/2011                  8,902                           8,437
 1/1/2012                  9,685                           9,293
 2/1/2012                 10,475                          10,156
 3/1/2012                 10,696                          10,189
 4/1/2012                 10,878                          10,363
 5/1/2012                  9,649                           9,079
 6/1/2012                 10,118                           9,511
 7/1/2012                 10,285                           9,684
 8/1/2012                 10,845                          10,197
 9/1/2012                 11,399                          10,741
10/1/2012                 11,646                          10,963
11/1/2012                 11,718                          10,967
12/1/2012                 12,358                          11,472
 1/1/2013                 12,574                          11,774
 2/1/2013                 12,684                          11,840
 3/1/2013                 13,059                          12,159
 4/1/2013                 13,386                          12,463
 5/1/2013                 13,504                          12,631
 6/1/2013                 13,207                          12,176
 7/1/2013                 14,318                          13,190
 8/1/2013                 14,417                          13,370
 9/1/2013                 15,386                          14,374
10/1/2013                 15,934                          14,880
11/1/2013                 16,292                          15,230
12/1/2013                 17,185                          15,966
 1/1/2014                 16,774                          15,627
 2/1/2014                 18,273                          17,142
 3/1/2014                 17,707                          16,524
 4/1/2014                 17,411                          16,129
 5/1/2014                 17,389                          16,160
 6/1/2014                 17,369                          16,121
 7/1/2014                 16,822                          15,666
 8/1/2014                 17,071                          15,831
 9/1/2014                 16,096                          14,902
10/1/2014                 16,051                          14,807
11/1/2014                 15,926                          14,812
12/1/2014                 16,178                          15,055
 1/1/2015                 15,806                          14,645
 2/1/2015                 17,287                          16,091
 3/1/2015                 16,383                          15,351
 4/1/2015                 17,414                          16,335
 5/1/2015                 18,284                          17,085
 6/1/2015                 18,229                          17,106
 7/1/2015                 18,263                          17,228
 8/1/2015                 17,487                          16,550
 9/1/2015                 16,956                          15,940
10/1/2015                 17,565                          16,646
11/1/2015                 17,535                          16,511
12/1/2015                 17,339                          16,335
 1/1/2016                 15,962                          14,749
 2/1/2016                 16,607                          15,624
 4/1/2016                 16,687                          15,834
 5/1/2016                 16,949                          16,290
 6/1/2016                 14,808                          13,974
 7/1/2016                 15,607                          14,778
 8/1/2016                 15,936                          15,025           Past performance is not predictive of
 9/1/2016                 15,952                          15,153           future performance.
10/1/2016                 14,718                          14,001           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE          FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR         YEARS      YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                -16.20%       9.19%      3.94%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                 Continental Small Company           MSCI Europe ex UK
                         Portfolio             Small Cap Index (net dividends)
                 -------------------------    --------------------------------
10/1/2006                   $10,000                        $10,000
11/1/2006                    10,689                         10,700
12/1/2006                    11,198                         11,204
 1/1/2007                    11,714                         11,563
 2/1/2007                    11,725                         11,613
 3/1/2007                    12,408                         12,230
 4/1/2007                    13,059                         12,970
 5/1/2007                    13,306                         13,197
 6/1/2007                    13,157                         13,070
 7/1/2007                    13,081                         12,975
 8/1/2007                    12,609                         12,388
 9/1/2007                    12,887                         12,634
10/1/2007                    13,508                         13,390
11/1/2007                    12,505                         12,432
12/1/2007                    12,256                         12,180
 1/1/2008                    11,087                         10,713
 2/1/2008                    11,560                         11,362
 3/1/2008                    11,924                         11,593
 4/1/2008                    12,061                         11,791
 5/1/2008                    12,289                         11,974
 6/1/2008                    11,249                         10,868
 7/1/2008                    10,652                         10,251
 8/1/2008                    10,356                          9,971
 9/1/2008                     8,551                          7,906
10/1/2008                     6,267                          5,682
11/1/2008                     5,776                          5,211
12/1/2008                     6,378                          5,692
 1/1/2009                     5,654                          5,181
 2/1/2009                     5,162                          4,725
 3/1/2009                     5,533                          5,090
 4/1/2009                     6,434                          6,150
 5/1/2009                     7,370                          7,068
 6/1/2009                     7,275                          6,977
 7/1/2009                     7,852                          7,604
 8/1/2009                     8,506                          8,384
 9/1/2009                     9,232                          9,188
10/1/2009                     8,969                          8,937
11/1/2009                     9,238                          9,121
12/1/2009                     9,206                          9,162
 1/1/2010                     9,050                          9,040
 2/1/2010                     8,858                          8,782
 3/1/2010                     9,512                          9,494
 4/1/2010                     9,422                          9,435
 5/1/2010                     8,079                          7,975
 6/1/2010                     8,022                          7,856
 7/1/2010                     8,983                          8,797
 8/1/2010                     8,570                          8,379
 9/1/2010                     9,754                          9,672
10/1/2010                    10,301                         10,292
11/1/2010                     9,498                          9,513
12/1/2010                    10,732                         10,844
 1/1/2011                    11,031                         11,090
 2/1/2011                    11,215                         11,278
 3/1/2011                    11,594                         11,658
 4/1/2011                    12,371                         12,473
 5/1/2011                    11,949                         11,997
 6/1/2011                    11,561                         11,610
 7/1/2011                    10,903                         10,905
 8/1/2011                     9,785                          9,766
 9/1/2011                     8,303                          8,299
10/1/2011                     9,159                          9,208
11/1/2011                     8,546                          8,488
12/1/2011                     8,212                          8,200
 1/1/2012                     8,990                          9,013
 2/1/2012                     9,560                          9,705
 3/1/2012                     9,579                          9,626
 4/1/2012                     9,353                          9,466
 5/1/2012                     8,073                          8,168
 6/1/2012                     8,420                          8,570
 7/1/2012                     8,337                          8,540
 8/1/2012                     8,709                          8,912
 9/1/2012                     9,167                          9,392
10/1/2012                     9,328                          9,554
11/1/2012                     9,443                          9,700
12/1/2012                    10,013                         10,223
 1/1/2013                    10,769                         11,055
 2/1/2013                    10,659                         11,022
 3/1/2013                    10,420                         10,738
 4/1/2013                    10,840                         11,155
 5/1/2013                    11,041                         11,409
 6/1/2013                    10,672                         10,901
 7/1/2013                    11,598                         11,892
 8/1/2013                    11,611                         11,870
 9/1/2013                    12,620                         12,885
10/1/2013                    13,338                         13,661
11/1/2013                    13,575                         13,904
12/1/2013                    13,952                         14,265
 1/1/2014                    13,866                         14,147
 2/1/2014                    15,080                         15,383
 3/1/2014                    15,153                         15,396
 4/1/2014                    15,291                         15,460
 5/1/2014                    15,350                         15,634
 6/1/2014                    15,214                         15,482
 7/1/2014                    14,317                         14,569
 8/1/2014                    14,143                         14,451
 9/1/2014                    13,383                         13,655
10/1/2014                    12,980                         13,209
11/1/2014                    13,289                         13,596
12/1/2014                    12,867                         13,271
 1/1/2015                    12,947                         13,302
 2/1/2015                    13,835                         14,284
 3/1/2015                    13,768                         14,139
 4/1/2015                    14,501                         14,896
 5/1/2015                    14,514                         14,797
 6/1/2015                    14,202                         14,447
 7/1/2015                    14,597                         14,983
 8/1/2015                    14,045                         14,404
 9/1/2015                    13,545                         13,917
10/1/2015                    14,196                         14,713
11/1/2015                    14,168                         14,674
12/1/2015                    14,340                         14,892
 1/1/2016                    13,366                         13,714
 2/1/2016                    13,339                         13,762
 3/1/2016                    14,472                         14,996
 4/1/2016                    14,767                         15,184
 5/1/2016                    14,794                         15,248
 6/1/2016                    13,983                         14,258
 7/1/2016                    14,898                         15,183
 8/1/2016                    15,086                         15,313                Past performance is not predictive of
 9/1/2016                    15,458                         15,680                future performance.
10/1/2016                    15,004                         15,097                The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE          FIVE           TEN                 would pay on fund distributions or the
           TOTAL RETURN           YEAR         YEARS         YEARS                redemption of fund shares.
           ---------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  5.70%        10.38%        4.14%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
MARCH 1, 2007-OCTOBER 31, 2016

                                     [CHART]


                     DFA International
                  Real Estate Securities               S&P Global ex U.S.
                         Portfolio                 REIT Index (net dividends)
                -------------------------------    --------------------------
 3/1/2007                $10,000                              $10,000
 3/1/2007                 10,480                               10,343
 4/1/2007                 10,570                               10,492
 5/1/2007                 10,780                               10,647
 6/1/2007                 10,061                                9,995
 7/1/2007                  9,459                                9,513
 8/1/2007                  9,679                                9,662
 9/1/2007                 10,130                               10,149
10/1/2007                 10,211                               10,249
11/1/2007                  9,462                                9,433
12/1/2007                  8,995                                9,061
 1/1/2008                  8,627                                8,529
 2/1/2008                  8,585                                8,635
 3/1/2008                  8,606                                8,552
 4/1/2008                  8,659                                8,703
 5/1/2008                  8,332                                8,348
 6/1/2008                  7,450                                7,505
 7/1/2008                  7,215                                7,301
 8/1/2008                  6,970                                7,088
 9/1/2008                  6,457                                6,368
10/1/2008                  4,461                                4,537
11/1/2008                  4,152                                4,234
12/1/2008                  4,325                                4,363
 1/1/2009                  3,873                                3,947
 2/1/2009                  3,356                                3,433
 3/1/2009                  3,587                                3,636
 4/1/2009                  3,950                                4,053
 5/1/2009                  4,479                                4,503
 6/1/2009                  4,578                                4,610
 7/1/2009                  4,985                                5,022
 8/1/2009                  5,535                                5,634
 9/1/2009                  5,887                                6,017
10/1/2009                  5,766                                5,922
11/1/2009                  5,832                                5,926
12/1/2009                  5,925                                6,027
 1/1/2010                  5,704                                5,831
 2/1/2010                  5,728                                5,809
 3/1/2010                  5,925                                6,011
 4/1/2010                  5,974                                6,082
 5/1/2010                  5,347                                5,414
 6/1/2010                  5,360                                5,435
 7/1/2010                  5,987                                6,026
 8/1/2010                  5,999                                6,044
 9/1/2010                  6,577                                6,624
10/1/2010                  6,859                                6,894
11/1/2010                  6,429                                6,471
12/1/2010                  6,997                                7,046
 1/1/2011                  7,025                                7,045
 2/1/2011                  7,318                                7,329
 3/1/2011                  7,332                                7,348
 4/1/2011                  7,792                                7,804
 5/1/2011                  7,750                                7,761
 6/1/2011                  7,694                                7,685
 7/1/2011                  7,569                                7,575
 8/1/2011                  7,262                                7,261
 9/1/2011                  6,328                                6,367
10/1/2011                  6,830                                6,889
11/1/2011                  6,691                                6,606
12/1/2011                  6,455                                6,440
 1/1/2012                  6,897                                6,857
 2/1/2012                  7,133                                7,133
 3/1/2012                  7,221                                7,159
 4/1/2012                  7,369                                7,331
 5/1/2012                  6,941                                6,853
 6/1/2012                  7,398                                7,322
 7/1/2012                  7,737                                7,719
 8/1/2012                  7,855                                7,792
 9/1/2012                  8,032                                8,000
10/1/2012                  8,356                                8,295
11/1/2012                  8,415                                8,352
12/1/2012                  8,611                                8,495
 1/1/2013                  8,745                                8,714
 2/1/2013                  8,811                                8,792
 3/1/2013                  9,161                                9,125
 4/1/2013                  9,644                                9,604
 5/1/2013                  8,761                                8,738
 6/1/2013                  8,445                                8,368
 7/1/2013                  8,478                                8,386
 8/1/2013                  8,162                                8,091
 9/1/2013                  8,861                                8,784
10/1/2013                  9,128                                9,045
11/1/2013                  8,845                                8,764
12/1/2013                  8,807                                8,696
 1/1/2014                  8,649                                8,539
 2/1/2014                  9,158                                9,013
 3/1/2014                  9,140                                8,980
 4/1/2014                  9,526                                9,339
 5/1/2014                  9,807                                9,618
 6/1/2014                 10,018                                9,863
 7/1/2014                 10,000                                9,879
 8/1/2014                 10,175                               10,042
 9/1/2014                  9,509                                9,368
10/1/2014                  9,877                                9,661
11/1/2014                  9,912                                9,755
12/1/2014                  9,785                                9,647
 1/1/2015                 10,158                                9,968
 2/1/2015                 10,326                               10,149
 3/1/2015                 10,046                                9,857
 4/1/2015                 10,270                               10,074
 5/1/2015                  9,990                                9,793
 6/1/2015                  9,766                                9,546
 7/1/2015                  9,841                                9,650
 8/1/2015                  9,299                                9,107
 9/1/2015                  9,374                                9,136
10/1/2015                  9,841                                9,665
11/1/2015                  9,542                                9,361
12/1/2015                  9,431                                9,306
 1/1/2016                  9,278                                9,054
 2/1/2016                  9,469                                9,349
 3/1/2016                 10,248                               10,106
 4/1/2016                 10,590                               10,457
 5/1/2016                 10,305                               10,150
 6/1/2016                 10,438                               10,238
 7/1/2016                 10,914                               10,730            Past performance is not predictive of
 8/1/2016                 10,647                               10,488            future performance.
 9/1/2016                 10,647                               10,471            The returns shown do not reflect the
10/1/2016                  9,944                                9,789            deduction of taxes that a shareholder
           AVERAGE ANNUAL        ONE         FIVE          SINCE                 would pay on fund distributions or the
           TOTAL RETURN          YEAR        YEARS       INCEPTION               redemption of fund shares.
           --------------------------------------------------------------        The S&P data are provided by Standard
                                 1.05%       7.80%        -0.06%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
JUNE 4, 2008-OCTOBER 31, 2016

                                     [CHART]


                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     --------------------------
 6/1/2008                    $10,000                        $10,000
 6/1/2008                     9,000                           8,970
 7/1/2008                     9,020                           8,995
 8/1/2008                     9,000                           8,979
 9/1/2008                     8,710                           8,552
10/1/2008                     6,040                           5,939
11/1/2008                     5,040                           4,955
12/1/2008                     5,632                           5,465
 1/1/2009                     4,817                           4,698
 2/1/2009                     3,982                           3,887
 3/1/2009                     4,186                           4,070
 4/1/2009                     5,051                           4,921
 5/1/2009                     5,438                           5,235
 6/1/2009                     5,408                           5,208
 7/1/2009                     5,937                           5,716
 8/1/2009                     6,670                           6,460
 9/1/2009                     7,108                           6,889
10/1/2009                     6,874                           6,673
11/1/2009                     7,159                           6,897
12/1/2009                     7,471                           7,199
 1/1/2010                     7,133                           6,884
 2/1/2010                     7,362                           7,066
 3/1/2010                     7,875                           7,557
 4/1/2010                     8,202                           7,887
 5/1/2010                     7,591                           7,270
 6/1/2010                     7,373                           7,054
 7/1/2010                     8,158                           7,772
 8/1/2010                     8,115                           7,722
 9/1/2010                     8,649                           8,231
10/1/2010                     9,031                           8,595
11/1/2010                     8,682                           8,264
12/1/2010                     9,249                           8,789
 1/1/2011                     9,448                           8,947
 2/1/2011                     9,856                           9,334
 3/1/2011                     9,786                           9,258
 4/1/2011                    10,370                           9,804
 5/1/2011                    10,428                           9,853
 6/1/2011                    10,195                           9,617
 7/1/2011                    10,218                           9,647
 8/1/2011                     9,728                           9,153
 9/1/2011                     8,583                           8,093
10/1/2011                     9,588                           9,052
11/1/2011                     9,296                           8,693
12/1/2011                     9,417                           8,843
 1/1/2012                    10,020                           9,412
 2/1/2012                    10,092                           9,489
 3/1/2012                    10,454                           9,791
 4/1/2012                    10,719                          10,055
 5/1/2012                    10,176                           9,518
 6/1/2012                    10,791                          10,090
 7/1/2012                    11,105                          10,413
 8/1/2012                    11,153                          10,448
 9/1/2012                    11,117                          10,424
10/1/2012                    11,249                          10,520
11/1/2012                    11,249                          10,526
12/1/2012                    11,599                          10,822
 1/1/2013                    11,921                          11,170
 2/1/2013                    12,037                          11,290
 3/1/2013                    12,423                          11,651
 4/1/2013                    13,182                          12,361
 5/1/2013                    12,230                          11,472
 6/1/2013                    11,921                          11,139
 7/1/2013                    11,998                          11,213
 8/1/2013                    11,316                          10,573
 9/1/2013                    11,908                          11,121
10/1/2013                    12,346                          11,548
11/1/2013                    11,805                          11,041
12/1/2013                    11,804                          11,010
 1/1/2014                    12,005                          11,195
 2/1/2014                    12,659                          11,773
 3/1/2014                    12,699                          11,783
 4/1/2014                    13,180                          12,205
 5/1/2014                    13,527                          12,519
 6/1/2014                    13,714                          12,718
 7/1/2014                    13,714                          12,724
 8/1/2014                    14,048                          13,028
 9/1/2014                    13,166                          12,200
10/1/2014                    14,195                          13,084
11/1/2014                    14,395                          13,289
12/1/2014                    14,489                          13,381
 1/1/2015                    15,321                          14,107
 2/1/2015                    15,057                          13,878
 3/1/2015                    15,071                          13,866
 4/1/2015                    14,628                          13,456
 5/1/2015                    14,447                          13,286
 6/1/2015                    13,934                          12,771
 7/1/2015                    14,461                          13,264
 8/1/2015                    13,615                          12,462
 9/1/2015                    13,934                          12,702
10/1/2015                    14,683                          13,423
11/1/2015                    14,475                          13,210
12/1/2015                    14,589                          13,323
 1/1/2016                    14,191                          12,894
 2/1/2016                    14,262                          13,015
 3/1/2016                    15,626                          14,247
 4/1/2016                    15,555                          14,194
 5/1/2016                    15,626                          14,226
 6/1/2016                    16,421                          14,885
 7/1/2016                    17,131                          15,561              Past performance is not predictive of
 8/1/2016                    16,606                          15,049              future performance.
 9/1/2016                    16,407                          14,851              The returns shown do not reflect the
10/1/2016                    15,398                          13,944              deduction of taxes that a shareholder
           AVERAGE ANNUAL        ONE         FIVE          SINCE                 would pay on fund distributions or the
           TOTAL RETURN          YEAR        YEARS       INCEPTION               redemption of fund shares.
           --------------------------------------------------------------        The S&P data are provided by Standard
                                 4.87%       9.94%         5.27%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

             DFA International Small Cap Value         MSCI World ex USA
                          Portfolio             Small Cap Index (net dividends)
             ---------------------------------  -------------------------------
 10/31/06                $10,000                            $10,000
 11/30/06                 10,483                             10,430
 12/31/06                 10,876                             10,739
 01/31/07                 11,166                             10,958
 02/28/07                 11,368                             11,150
 03/31/07                 11,862                             11,520
 04/30/07                 12,214                             11,964
 05/31/07                 12,447                             12,141
 06/30/07                 12,394                             12,114
 07/31/07                 12,363                             12,040
 08/31/07                 11,856                             11,405
 09/30/07                 12,102                             11,662
 10/31/07                 12,579                             12,450
 11/30/07                 11,557                             11,426
 12/31/07                 11,196                             11,091
 01/31/08                 10,458                             10,016
 02/29/08                 10,687                             10,492
 03/31/08                 10,786                             10,376
 04/30/08                 10,970                             10,629
 05/31/08                 11,211                             10,843
 06/30/08                 10,231                             10,006
 07/31/08                  9,777                              9,501
 08/31/08                  9,462                              9,150
 09/30/08                  8,100                              7,541
 10/31/08                  6,337                              5,679
 11/30/08                  5,986                              5,404
 12/31/08                  6,530                              5,764
 01/31/09                  5,979                              5,430
 02/28/09                  5,322                              4,934
 03/31/09                  5,669                              5,250
 04/30/09                  6,589                              6,060
 05/31/09                  7,496                              6,957
 06/30/09                  7,471                              7,040
 07/31/09                  8,167                              7,606
 08/31/09                  8,874                              8,192
 09/30/09                  9,292                              8,653
 10/31/09                  8,962                              8,519
 11/30/09                  9,004                              8,585
 12/31/09                  9,110                              8,694
 01/31/10                  8,935                              8,580
 02/28/10                  8,850                              8,530
 03/31/10                  9,569                              9,165
 04/30/10                  9,689                              9,346
 05/31/10                  8,385                              8,223
 06/30/10                  8,217                              8,146
 07/31/10                  9,016                              8,844
 08/31/10                  8,595                              8,614
 09/30/10                  9,560                              9,592
 10/31/10                  9,859                              9,987
 11/30/10                  9,578                              9,725
 12/31/10                 10,759                             10,825
 01/31/11                 10,984                             10,882
 02/28/11                 11,303                             11,191
 03/31/11                 11,359                             11,181
 04/30/11                 11,847                             11,735
 05/31/11                 11,441                             11,410
 06/30/11                 11,191                             11,163
 07/31/11                 10,976                             11,102
 08/31/11                  9,932                             10,225
 09/30/11                  8,760                              9,051
 10/31/11                  9,427                              9,786
 11/30/11                  9,122                              9,295
 12/31/11                  8,880                              9,114
 01/31/12                  9,769                              9,866
 02/29/12                 10,351                             10,425
 03/31/12                 10,364                             10,356
 04/30/12                 10,076                             10,302
 05/31/12                  8,795                              9,092
 06/30/12                  9,228                              9,405
 07/31/12                  9,202                              9,478
 08/31/12                  9,540                              9,750
 09/30/12                  9,986                             10,212
 10/31/12                 10,079                             10,262
 11/30/12                 10,219                             10,315
 12/31/12                 10,856                             10,706
 01/31/13                 11,413                             11,222
 02/28/13                 11,481                             11,262
 03/31/13                 11,715                             11,482
 04/30/13                 12,048                             11,815
 05/31/13                 11,810                             11,537
 06/30/13                 11,450                             11,081
 07/31/13                 12,304                             11,774
 08/31/13                 12,153                             11,753
 09/30/13                 13,330                             12,740
 10/31/13                 13,888                             13,116
 11/30/13                 13,909                             13,133
 12/31/13                 14,372                             13,442
 01/31/14                 14,174                             13,210
 02/28/14                 15,149                             13,959
 03/31/14                 15,248                             13,906
 04/30/14                 15,184                             13,863
 05/31/14                 15,304                             14,037
 06/30/14                 15,544                             14,356
 07/31/14                 14,999                             13,984
 08/31/14                 15,098                             14,018
 09/30/14                 14,219                             13,169
 10/31/14                 13,906                             12,835
 11/30/14                 13,807                             12,823
 12/31/14                 13,655                             12,724
 01/31/15                 13,567                             12,611
 02/28/15                 14,580                             13,418
 03/31/15                 14,294                             13,237
 04/30/15                 15,013                             13,910
 05/31/15                 15,248                             13,994
 06/30/15                 15,036                             13,787
 07/31/15                 14,851                             13,766
 08/31/15                 14,217                             13,154
 09/30/15                 13,650                             12,681
 10/31/15                 14,367                             13,433
 11/30/15                 14,256                             13,404
 12/31/15                 14,200                             13,418
 01/31/16                 13,151                             12,397
 02/29/16                 13,037                             12,463
 03/31/16                 14,085                             13,499
 04/30/16                 14,566                             13,926
 05/31/16                 14,451                             13,943
 06/30/16                 13,640                             13,326
 07/31/16                 14,622                             14,118                Past performance is not predictive of
 08/31/16                 14,676                             13,999                future performance.
 09/30/16                 15,078                             14,393                The returns shown do not reflect the
 10/31/16                 14,954                             13,965                deduction of taxes that a shareholder
            AVERAGE ANNUAL         ONE          FIVE          TEN                  would pay on fund distributions or the
            TOTAL RETURN           YEAR         YEARS        YEARS                 redemption of fund shares.
            --------------------------------------------------------------         MSCI data copyright MSCI 2016, all
                                   4.09%        9.67%        4.11%                 rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 14, 2008-OCTOBER 31, 2016

                                     [CHART]


                            International Vector          MSCI World ex USA
                              Equity Portfolio          Index (net dividends)
                             --------------------       ---------------------
 08/14/08                          $10,000                    $10,000
 08/31/08                           10,050                     10,052
 09/30/08                            8,750                      8,601
 10/31/08                            6,740                      6,812
 11/30/08                            6,340                      6,442
 12/31/08                            6,798                      6,782
 01/31/09                            6,065                      6,149
 02/28/09                            5,392                      5,527
 03/31/09                            5,903                      5,891
 04/30/09                            6,919                      6,650
 05/31/09                            7,985                      7,491
 06/30/09                            7,932                      7,414
 07/31/09                            8,715                      8,110
 08/31/09                            9,274                      8,499
 09/30/09                            9,740                      8,849
 10/31/09                            9,404                      8,707
 11/30/09                            9,608                      8,923
 12/31/09                            9,715                      9,065
 01/31/10                            9,377                      8,640
 02/28/10                            9,357                      8,631
 03/31/10                           10,099                      9,187
 04/30/10                           10,120                      9,050
 05/31/10                            8,870                      8,051
 06/30/10                            8,736                      7,935
 07/31/10                            9,659                      8,668
 08/31/10                            9,254                      8,409
 09/30/10                           10,289                      9,216
 10/31/10                           10,684                      9,544
 11/30/10                           10,300                      9,140
 12/31/10                           11,397                      9,876
 01/31/11                           11,660                     10,089
 02/28/11                           12,050                     10,463
 03/31/11                           11,881                     10,253
 04/30/11                           12,482                     10,812
 05/31/11                           12,071                     10,491
 06/30/11                           11,823                     10,342
 07/31/11                           11,545                     10,171
 08/31/11                           10,519                      9,311
 09/30/11                            9,260                      8,376
 10/31/11                           10,045                      9,191
 11/30/11                            9,733                      8,766
 12/31/11                            9,464                      8,670
 01/31/12                           10,238                      9,138
 02/29/12                           10,780                      9,641
 03/31/12                           10,780                      9,570
 04/30/12                           10,514                      9,407
 05/31/12                            9,219                      8,335
 06/30/12                            9,745                      8,881
 07/31/12                            9,700                      8,991
 08/31/12                           10,038                      9,248
 09/30/12                           10,435                      9,529
 10/31/12                           10,537                      9,595
 11/30/12                           10,706                      9,797
 12/31/12                           11,253                     10,093
 01/31/13                           11,755                     10,590
 02/28/13                           11,652                     10,484
 03/31/13                           11,784                     10,567
 04/30/13                           12,218                     11,049
 05/31/13                           11,944                     10,801
 06/30/13                           11,564                     10,397
 07/31/13                           12,305                     10,950
 08/31/13                           12,213                     10,809
 09/30/13                           13,183                     11,573
 10/31/13                           13,648                     11,961
 11/30/13                           13,682                     12,034
 12/31/13                           13,989                     12,215
 01/31/14                           13,612                     11,722
 02/28/14                           14,448                     12,362
 03/31/14                           14,414                     12,306
 04/30/14                           14,555                     12,501
 05/31/14                           14,685                     12,694
 06/30/14                           14,923                     12,874
 07/31/14                           14,493                     12,645
 08/31/14                           14,553                     12,655
 09/30/14                           13,757                     12,135
 10/31/14                           13,505                     11,942
 11/30/14                           13,445                     12,089
 12/31/14                           13,112                     11,687
 01/31/15                           13,015                     11,646
 02/28/15                           13,893                     12,342
 03/31/15                           13,649                     12,135
 04/30/15                           14,356                     12,661
 05/31/15                           14,393                     12,551
 06/30/15                           14,064                     12,194
 07/31/15                           13,990                     12,387
 08/31/15                           13,186                     11,485
 09/30/15                           12,594                     10,905
 10/31/15                           13,351                     11,726
 11/30/15                           13,289                     11,539
 12/31/15                           13,112                     11,332
 01/31/16                           12,248                     10,552
 02/29/16                           12,047                     10,405
 03/31/16                           13,002                     11,111
 04/30/16                           13,429                     11,468
 05/31/16                           13,379                     11,339
 06/30/16                           12,867                     10,994
 07/31/16                           13,568                     11,535
 08/31/16                           13,670                     11,546            Past performance is not predictive of
 09/30/16                           13,972                     11,686            future performance.
 10/31/16                           13,780                     11,459            The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
           AVERAGE ANNUAL        ONE         FIVE          SINCE                 would pay on fund distributions or the
           TOTAL RETURN          YEAR        YEARS       INCEPTION               redemption of fund shares.
           --------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                 3.21%       6.53%         3.98%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2016

                                     [CHART]


                         World Ex U.S.        MSCI All Country World
                       Value Portfolio      ex USA Index (net dividends)
                      ------------------   -----------------------------
   8/23/2010                $10,000                  $10,000
   8/31/2010                  9,890                    9,920
   9/30/2010                 10,980                   10,906
  10/31/2010                 11,350                   11,278
  11/30/2010                 10,850                   10,843
  12/31/2010                 11,859                   11,692
   1/31/2011                 12,122                   11,807
   2/28/2011                 12,385                   12,118
   3/31/2011                 12,311                   12,090
   4/30/2011                 12,899                   12,681
   5/31/2011                 12,433                   12,315
   6/30/2011                 12,238                   12,136
   7/31/2011                 11,920                   11,971
   8/31/2011                 10,670                   10,945
   9/30/2011                  9,314                    9,727
  10/31/2011                 10,261                   10,752
  11/30/2011                  9,880                   10,203
  12/31/2011                  9,590                   10,089
   1/31/2012                 10,422                   10,774
   2/29/2012                 10,984                   11,379
   3/31/2012                 10,811                   11,222
   4/30/2012                 10,436                   11,045
   5/31/2012                  9,177                    9,791
   6/30/2012                  9,755                   10,369
   7/31/2012                  9,703                   10,515
   8/31/2012                 10,041                   10,735
   9/30/2012                 10,475                   11,136
  10/31/2012                 10,538                   11,179
  11/30/2012                 10,687                   11,392
  12/31/2012                 11,281                   11,787
   1/31/2013                 11,720                   12,266
   2/28/2013                 11,442                   12,137
   3/31/2013                 11,460                   12,161
   4/30/2013                 11,899                   12,608
   5/31/2013                 11,696                   12,316
   6/30/2013                 11,154                   11,782
   7/31/2013                 11,796                   12,298
   8/31/2013                 11,666                   12,128
   9/30/2013                 12,556                   12,971
  10/31/2013                 13,026                   13,447
  11/30/2013                 12,993                   13,470
  12/31/2013                 13,201                   13,589
   1/31/2014                 12,652                   12,972
   2/28/2014                 13,289                   13,623
   3/31/2014                 13,361                   13,658
   4/30/2014                 13,527                   13,839
   5/31/2014                 13,760                   14,108
   6/30/2014                 13,969                   14,345
   7/31/2014                 13,778                   14,203
   8/31/2014                 13,857                   14,281
   9/30/2014                 13,101                   13,590
  10/31/2014                 12,921                   13,455
  11/30/2014                 12,864                   13,552
  12/31/2014                 12,384                   13,064
   1/31/2015                 12,293                   13,044
   2/28/2015                 13,080                   13,742
   3/31/2015                 12,783                   13,520
   4/30/2015                 13,604                   14,203
   5/31/2015                 13,490                   13,981
   6/30/2015                 13,108                   13,591
   7/31/2015                 12,774                   13,553
   8/31/2015                 11,805                   12,517
   9/30/2015                 11,128                   11,937
  10/31/2015                 11,916                   12,825
  11/30/2015                 11,696                   12,561
  12/31/2015                 11,357                   12,324
   1/31/2016                 10,526                   11,486
   2/29/2016                 10,304                   11,354
   3/31/2016                 11,258                   12,278
   4/30/2016                 11,728                   12,601
   5/31/2016                 11,399                   12,388
   6/30/2016                 11,179                   12,199
   7/31/2016                 11,763                   12,802
   8/31/2016                 12,026                   12,883
   9/30/2016                 12,182                   13,042
  10/31/2016                 12,338                   12,854                Past performance is not predictive of
                                                                            future performance.
                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE         SINCE               would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS      INCEPTION             redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                3.54%      3.75%        3.45%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
NOVEMBER 1, 2012-OCTOBER 31, 2016

                                      [CHART]


              World Ex U.S. Targeted        MSCI All Country World ex USA
                 Value Portfolio           Small Cap Index (net dividends)
              -----------------------     ----------------------------------
    11/1/2012         $10,000                         $10,000
   11/30/2012          10,120                          10,013
   12/31/2012          10,735                          10,417
    1/31/2013          11,157                          10,868
    2/28/2013          11,147                          10,925
    3/31/2013          11,278                          11,098
    4/30/2013          11,549                          11,398
    5/31/2013          11,298                          11,175
    6/30/2013          10,766                          10,607
    7/31/2013          11,376                          11,134
    8/31/2013          11,193                          11,038
    9/30/2013          12,191                          11,920
   10/31/2013          12,690                          12,289
   11/30/2013          12,629                          12,257
   12/31/2013          12,872                          12,472
    1/31/2014          12,497                          12,231
    2/28/2014          13,185                          12,888
    3/31/2014          13,404                          12,904
    4/30/2014          13,404                          12,883
    5/31/2014          13,633                          13,090
    6/30/2014          13,888                          13,374
    7/31/2014          13,616                          13,121
    8/31/2014          13,773                          13,215
    9/30/2014          12,908                          12,464
   10/31/2014          12,698                          12,170
   11/30/2014          12,571                          12,119
   12/31/2014          12,294                          11,969
    1/31/2015          12,219                          11,925
    2/28/2015          12,977                          12,575
    3/31/2015          12,710                          12,439
    4/30/2015          13,511                          13,182
    5/31/2015          13,489                          13,256
    6/30/2015          13,224                          12,964
    7/31/2015          12,816                          12,717
    8/31/2015          12,088                          12,007
    9/30/2015          11,599                          11,665
   10/31/2015          12,332                          12,356
   11/30/2015          12,170                          12,268
   12/31/2015          12,035                          12,280
    1/31/2016          11,171                          11,339
    2/29/2016          11,149                          11,377
    3/31/2016          12,256                          12,364
    4/30/2016          12,733                          12,710
    5/31/2016          12,408                          12,626
    6/30/2016          12,109                          12,256
    7/31/2016          12,909                          12,938
    8/31/2016          13,019                          12,907
    9/30/2016          13,305                          13,225                   Past performance is not predictive of
   10/31/2016          13,218                          12,877                   future performance.
                                                                                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
              AVERAGE ANNUAL          ONE             SINCE                     would pay on fund distributions or the
              TOTAL RETURN            YEAR          INCEPTION                   redemption of fund shares.
              --------------------------------------------------------          MSCI data copyright MSCI 2016, all
                                      7.18%           7.23%                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 9, 2013-OCTOBER 31, 2016

                                  [CHART]


                         World Ex U.S. Core        MSCI All Country World
                          Equity Portfolio      ex USA Index (net dividends)
                         ------------------     ----------------------------

   4/09/2013                    $10,000                  $10,000
   4/30/2013                     10,160                   10,415
   5/31/2013                      9,890                   10,174
   6/30/2013                      9,485                    9,733
   7/31/2013                      9,971                   10,159
   8/31/2013                      9,830                   10,019
   9/30/2013                     10,575                   10,715
  10/31/2013                     10,962                   11,108
  11/30/2013                     10,952                   11,127
  12/31/2013                     11,104                   11,225
   1/31/2014                     10,653                   10,715
   2/28/2014                     11,227                   11,254
   3/31/2014                     11,309                   11,282
   4/30/2014                     11,422                   11,431
   5/31/2014                     11,597                   11,654
   6/30/2014                     11,810                   11,850
   7/31/2014                     11,592                   11,732
   8/31/2014                     11,706                   11,797
   9/30/2014                     11,072                   11,226
  10/31/2014                     10,957                   11,115
  11/30/2014                     10,916                   11,195
  12/31/2014                     10,565                   10,791
   1/31/2015                     10,565                   10,775
   2/28/2015                     11,162                   11,351
   3/31/2015                     10,968                   11,168
   4/30/2015                     11,608                   11,732
   5/31/2015                     11,534                   11,549
   6/30/2015                     11,209                   11,227
   7/31/2015                     10,976                   11,196
   8/31/2015                     10,234                   10,340
   9/30/2015                      9,847                    9,860
  10/31/2015                     10,465                   10,595
  11/30/2015                     10,348                   10,376
  12/31/2015                     10,164                   10,180
   1/31/2016                      9,533                    9,488
   2/29/2016                      9,372                    9,379
   3/31/2016                     10,212                   10,142
   4/30/2016                     10,459                   10,409
   5/31/2016                     10,319                   10,233
   6/30/2016                     10,173                   10,077
   7/31/2016                     10,705                   10,575
   8/31/2016                     10,792                   10,642                Past performance is not predictive of
   9/30/2016                     10,993                   10,773                future performance.
  10/31/2016                     10,840                   10,618                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
              AVERAGE ANNUAL          ONE             SINCE                     would pay on fund distributions or the
              TOTAL RETURN            YEAR          INCEPTION                   redemption of fund shares.
              --------------------------------------------------------          MSCI data copyright MSCI 2016, all
                                      3.58%           2.29%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
MARCH 7, 2012-OCTOBER 31, 2016

                                      [CHART]


                                                  MSCI All Country World
                World Core Equity Portfolio        Index (net dividends)
               ----------------------------      -------------------------


   3/07/2012             $10,000                       $10,000
   3/31/2012              10,170                        10,307
   4/30/2012              10,050                        10,189
   5/31/2012               9,400                         9,276
   6/30/2012               9,822                         9,734
   7/31/2012               9,913                         9,867
   8/31/2012              10,175                        10,082
   9/30/2012              10,465                        10,399
  10/31/2012              10,354                        10,330
  11/30/2012              10,425                        10,462
  12/31/2012              10,644                        10,699
   1/31/2013              11,175                        11,192
   2/28/2013              11,266                        11,190
   3/31/2013              11,598                        11,395
   4/30/2013              11,843                        11,720
   5/31/2013              11,986                        11,688
   6/30/2013              11,754                        11,346
   7/31/2013              12,382                        11,890
   8/31/2013              12,053                        11,642
   9/30/2013              12,609                        12,243
  10/31/2013              13,125                        12,735
  11/30/2013              13,477                        12,916
  12/31/2013              13,786                        13,138
   1/31/2014              13,260                        12,613
   2/28/2014              13,902                        13,222
   3/31/2014              14,000                        13,281
   4/30/2014              14,074                        13,407
   5/31/2014              14,359                        13,693
   6/30/2014              14,684                        13,950
   7/31/2014              14,355                        13,781
   8/31/2014              14,726                        14,086
   9/30/2014              14,116                        13,629
  10/31/2014              14,222                        13,725
  11/30/2014              14,340                        13,954
  12/31/2014              14,128                        13,685
   1/31/2015              13,902                        13,471
   2/28/2015              14,731                        14,221
   3/31/2015              14,555                        14,001
   4/30/2015              14,944                        14,407
   5/31/2015              14,987                        14,388
   6/30/2015              14,696                        14,049
   7/31/2015              14,642                        14,171
   8/31/2015              13,729                        13,200
   9/30/2015              13,239                        12,722
  10/31/2015              14,135                        13,720
  11/30/2015              14,113                        13,607
  12/31/2015              13,780                        13,362
   1/31/2016              12,967                        12,556
   2/29/2016              12,901                        12,469
   3/31/2016              13,930                        13,393
   4/30/2016              14,140                        13,591
   5/31/2016              14,173                        13,608
   6/30/2016              14,055                        13,526
   7/31/2016              14,700                        14,109
   8/31/2016              14,789                        14,156                Past performance is not predictive of
   9/30/2016              14,929                        14,243                future performance.
  10/31/2016              14,662                        14,001                The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
             AVERAGE ANNUAL          ONE             SINCE                    would pay on fund distributions or the
             TOTAL RETURN            YEAR          INCEPTION                  redemption of fund shares.
             --------------------------------------------------------         MSCI data copyright MSCI 2016, all
                                     3.73%           8.58%                    rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
NOVEMBER 14, 2011-OCTOBER 31, 2016

                                      [CHART]

                   Selectively Hedged Global           MSCI All Country World
                        Equity Portfolio                Index (net dividends)
                   -------------------------           -----------------------

 11/14/2011                $10,000                            $10,000
 11/30/2011                  9,920                              9,873
 12/31/2011                  9,828                              9,853
  1/31/2012                 10,533                             10,426
  2/29/2012                 11,077                             10,951
  3/31/2012                 11,141                             11,024
  4/30/2012                 10,939                             10,898
  5/31/2012                  9,962                              9,921
  6/30/2012                 10,442                             10,410
  7/31/2012                 10,463                             10,553
  8/31/2012                 10,748                             10,782
  9/30/2012                 11,122                             11,122
 10/31/2012                 11,112                             11,048
 11/30/2012                 11,265                             11,189
 12/31/2012                 11,718                             11,443
  1/31/2013                 12,225                             11,970
  2/28/2013                 12,287                             11,968
  3/31/2013                 12,576                             12,187
  4/30/2013                 12,814                             12,535
  5/31/2013                 12,897                             12,501
  6/30/2013                 12,514                             12,135
  7/31/2013                 13,114                             12,716
  8/31/2013                 12,845                             12,451
  9/30/2013                 13,569                             13,094
 10/31/2013                 14,096                             13,621
 11/30/2013                 14,324                             13,813
 12/31/2013                 14,611                             14,052
  1/31/2014                 14,001                             13,490
  2/28/2014                 14,675                             14,141
  3/31/2014                 14,847                             14,204
  4/30/2014                 14,879                             14,339
  5/31/2014                 15,136                             14,644
  6/30/2014                 15,500                             14,920
  7/31/2014                 15,200                             14,739
  8/31/2014                 15,628                             15,065
  9/30/2014                 15,061                             14,576
 10/31/2014                 15,200                             14,679
 11/30/2014                 15,360                             14,924
 12/31/2014                 15,182                             14,636
  1/31/2015                 14,958                             14,408
  2/28/2015                 15,878                             15,210
  3/31/2015                 15,766                             14,974
  4/30/2015                 16,136                             15,409
  5/31/2015                 16,226                             15,388
  6/30/2015                 15,867                             15,026
  7/31/2015                 15,754                             15,157
  8/31/2015                 14,700                             14,118
  9/30/2015                 14,172                             13,606
 10/31/2015                 15,148                             14,674
 11/30/2015                 15,204                             14,553
 12/31/2015                 14,728                             14,290
  1/31/2016                 13,907                             13,429
  2/29/2016                 13,768                             13,336
  3/31/2016                 14,797                             14,324
  4/30/2016                 14,948                             14,536
  5/31/2016                 15,063                             14,554
  6/30/2016                 14,971                             14,466
  7/31/2016                 15,641                             15,090
  8/31/2016                 15,792                             15,140             Past performance is not predictive of
  9/30/2016                 15,930                             15,233             future performance.
 10/31/2016                 15,803                             14,975             The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
              AVERAGE ANNUAL           ONE              SINCE                     would pay on fund distributions or the
              TOTAL RETURN             YEAR           INCEPTION                   redemption of fund shares.
              ----------------------------------------------------------          MSCI data copyright MSCI 2016, all
                                       4.32%            9.66%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------

10/31/2006             $10,000                      $10,000
11/30/2006              10,637                       10,743
12/31/2006              11,065                       11,227
 1/31/2007              11,226                       11,108
 2/28/2007              11,048                       11,043
 3/31/2007              11,552                       11,481
 4/30/2007              12,284                       12,025
 5/31/2007              13,106                       12,609
 6/30/2007              13,319                       13,200
 7/31/2007              13,635                       13,897
 8/31/2007              13,396                       13,601
 9/30/2007              14,576                       15,103
10/31/2007              16,168                       16,788
11/30/2007              15,112                       15,597
12/31/2007              15,051                       15,652
 1/31/2008              13,735                       13,699
 2/29/2008              14,171                       14,710
 3/31/2008              13,728                       13,932
 4/30/2008              14,704                       15,062
 5/31/2008              14,790                       15,342
 6/30/2008              13,268                       13,811
 7/31/2008              13,091                       13,290
 8/31/2008              12,311                       12,229
 9/30/2008              10,594                       10,089
10/31/2008               7,802                        7,328
11/30/2008               7,093                        6,776
12/31/2008               7,646                        7,305
 1/31/2009               7,061                        6,833
 2/28/2009               6,598                        6,447
 3/31/2009               7,552                        7,374
 4/30/2009               8,668                        8,601
 5/31/2009              10,144                       10,071
 6/30/2009              10,055                        9,935
 7/31/2009              11,202                       11,052
 8/31/2009              11,239                       11,013
 9/30/2009              12,224                       12,012
10/31/2009              11,968                       12,027
11/30/2009              12,680                       12,544
12/31/2009              13,133                       13,039
 1/31/2010              12,414                       12,312
 2/28/2010              12,563                       12,355
 3/31/2010              13,611                       13,353
 4/30/2010              13,689                       13,514
 5/31/2010              12,412                       12,326
 6/30/2010              12,431                       12,235
 7/31/2010              13,522                       13,254
 8/31/2010              13,205                       12,997
 9/30/2010              14,703                       14,441
10/31/2010              15,144                       14,860
11/30/2010              14,801                       14,468
12/31/2010              15,998                       15,500
 1/31/2011              15,581                       15,080
 2/28/2011              15,466                       14,939
 3/31/2011              16,322                       15,818
 4/30/2011              16,891                       16,308
 5/31/2011              16,421                       15,880
 6/30/2011              16,221                       15,636
 7/31/2011              16,090                       15,567
 8/31/2011              14,783                       14,176
 9/30/2011              12,545                       12,109
10/31/2011              14,111                       13,713
11/30/2011              13,614                       12,799
12/31/2011              13,212                       12,645
 1/31/2012              14,630                       14,079
 2/29/2012              15,419                       14,922
 3/31/2012              15,013                       14,424
 4/30/2012              14,741                       14,252
 5/31/2012              13,151                       12,653
 6/30/2012              13,794                       13,142
 7/31/2012              13,906                       13,398
 8/31/2012              13,990                       13,354
 9/30/2012              14,771                       14,159
10/31/2012              14,687                       14,073
11/30/2012              14,878                       14,252
12/31/2012              15,743                       14,949
 1/31/2013              15,823                       15,155
 2/28/2013              15,635                       14,965
 3/31/2013              15,409                       14,707
 4/30/2013              15,575                       14,818
 5/31/2013              15,065                       14,438
 6/30/2013              14,117                       13,518
 7/31/2013              14,319                       13,660
 8/31/2013              13,978                       13,425
 9/30/2013              14,975                       14,298
10/31/2013              15,654                       14,993
11/30/2013              15,416                       14,774
12/31/2013              15,252                       14,560
 1/31/2014              14,189                       13,615
 2/28/2014              14,700                       14,066
 3/31/2014              15,211                       14,497
 4/30/2014              15,299                       14,546
 5/31/2014              15,816                       15,053
 6/30/2014              16,251                       15,453
 7/31/2014              16,440                       15,752
 8/31/2014              16,948                       16,107
 9/30/2014              15,696                       14,913
10/31/2014              15,863                       15,089
11/30/2014              15,702                       14,930
12/31/2014              14,991                       14,241
 1/31/2015              15,087                       14,327
 2/28/2015              15,542                       14,770
 3/31/2015              15,213                       14,560
 4/30/2015              16,225                       15,680
 5/31/2015              15,572                       15,052
 6/30/2015              15,193                       14,661
 7/31/2015              14,213                       13,645
 8/31/2015              13,036                       12,411
 9/30/2015              12,682                       12,038
10/31/2015              13,446                       12,896
11/30/2015              12,979                       12,393
12/31/2015              12,621                       12,117
 1/31/2016              12,084                       11,331
 2/29/2016              12,011                       11,312
 3/31/2016              13,595                       12,809
 4/30/2016              13,675                       12,879
 5/31/2016              13,136                       12,398
 6/30/2016              13,830                       12,894
 7/31/2016              14,539                       13,543
 8/31/2016              14,711                       13,879             Past performance is not predictive of
 9/30/2016              14,895                       14,058             future performance.
10/31/2016              14,926                       14,091             The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS      YEARS             redemption of fund shares.
          -------------------------------------------------------       MSCI data copyright MSCI 2016, all
                               11.01%      1.13%      4.09%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

                   Emerging Markets Small Cap        MSCI Emerging Markets
                            Portfolio                Index (net dividends)
                -------------------------------      ---------------------
10/31/2006                  $10,000                       $10,000
11/30/2006                   10,761                        10,743
12/31/2006                   11,250                        11,227
 1/31/2007                   11,461                        11,108
 2/28/2007                   11,564                        11,043
 3/31/2007                   12,076                        11,481
 4/30/2007                   12,999                        12,025
 5/31/2007                   14,030                        12,609
 6/30/2007                   14,449                        13,200
 7/31/2007                   15,151                        13,897
 8/31/2007                   14,520                        13,601
 9/30/2007                   15,518                        15,103
10/31/2007                   16,681                        16,788
11/30/2007                   15,343                        15,597
12/31/2007                   15,526                        15,652
 1/31/2008                   13,654                        13,699
 2/29/2008                   14,049                        14,710
 3/31/2008                   13,384                        13,932
 4/30/2008                   14,202                        15,062
 5/31/2008                   14,112                        15,342
 6/30/2008                   12,486                        13,811
 7/31/2008                   12,290                        13,290
 8/31/2008                   11,548                        12,229
 9/30/2008                    9,462                        10,089
10/31/2008                    6,591                         7,328
11/30/2008                    6,188                         6,776
12/31/2008                    7,059                         7,305
 1/31/2009                    6,516                         6,833
 2/28/2009                    6,116                         6,447
 3/31/2009                    6,958                         7,374
 4/30/2009                    8,366                         8,601
 5/31/2009                   10,283                        10,071
 6/30/2009                   10,232                         9,935
 7/31/2009                   11,530                        11,052
 8/31/2009                   11,667                        11,013
 9/30/2009                   12,640                        12,012
10/31/2009                   12,625                        12,027
11/30/2009                   13,363                        12,544
12/31/2009                   14,100                        13,039
 1/31/2010                   13,475                        12,312
 2/28/2010                   13,708                        12,355
 3/31/2010                   14,878                        13,353
 4/30/2010                   15,118                        13,514
 5/31/2010                   13,592                        12,326
 6/30/2010                   13,952                        12,235
 7/31/2010                   15,232                        13,254
 8/31/2010                   15,305                        12,997
 9/30/2010                   17,159                        14,441
10/31/2010                   17,843                        14,860
11/30/2010                   17,358                        14,468
12/31/2010                   18,356                        15,500
 1/31/2011                   17,577                        15,080
 2/28/2011                   17,059                        14,939
 3/31/2011                   18,005                        15,818
 4/30/2011                   18,951                        16,308
 5/31/2011                   18,516                        15,880
 6/30/2011                   18,366                        15,636
 7/31/2011                   18,573                        15,567
 8/31/2011                   16,807                        14,176
 9/30/2011                   13,818                        12,109
10/31/2011                   15,340                        13,713
11/30/2011                   14,591                        12,799
12/31/2011                   14,203                        12,645
 1/31/2012                   15,804                        14,079
 2/29/2012                   17,095                        14,922
 3/31/2012                   16,649                        14,424
 4/30/2012                   16,250                        14,252
 5/31/2012                   14,761                        12,653
 6/30/2012                   15,326                        13,142
 7/31/2012                   15,134                        13,398
 8/31/2012                   15,527                        13,354
 9/30/2012                   16,434                        14,159
10/31/2012                   16,370                        14,073
11/30/2012                   16,652                        14,252
12/31/2012                   17,675                        14,949
 1/31/2013                   18,001                        15,155
 2/28/2013                   18,184                        14,965
 3/31/2013                   18,099                        14,707
 4/30/2013                   18,467                        14,818
 5/31/2013                   18,199                        14,438
 6/30/2013                   16,625                        13,518
 7/31/2013                   16,700                        13,660
 8/31/2013                   16,003                        13,425
 9/30/2013                   17,171                        14,298
10/31/2013                   17,830                        14,993
11/30/2013                   17,577                        14,774
12/31/2013                   17,431                        14,560
 1/31/2014                   16,685                        13,615
 2/28/2014                   17,422                        14,066
 3/31/2014                   18,020                        14,497
 4/30/2014                   18,168                        14,546
 5/31/2014                   18,783                        15,053
 6/30/2014                   19,266                        15,453
 7/31/2014                   19,310                        15,752
 8/31/2014                   19,901                        16,107
 9/30/2014                   18,910                        14,913
10/31/2014                   18,744                        15,089
11/30/2014                   18,525                        14,930
12/31/2014                   17,954                        14,241
 1/31/2015                   18,243                        14,327
 2/28/2015                   18,712                        14,770
 3/31/2015                   18,568                        14,560
 4/30/2015                   19,886                        15,680
 5/31/2015                   19,606                        15,052
 6/30/2015                   18,933                        14,661
 7/31/2015                   17,777                        13,645
 8/31/2015                   16,033                        12,411
 9/30/2015                   16,007                        12,038
10/31/2015                   16,893                        12,896
11/30/2015                   16,546                        12,393
12/31/2015                   16,393                        12,117
 1/31/2016                   15,414                        11,331
 2/29/2016                   15,349                        11,312
 3/31/2016                   17,237                        12,809
 4/30/2016                   17,668                        12,879
 5/31/2016                   16,929                        12,398
 6/30/2016                   17,865                        12,894
 7/31/2016                   18,903                        13,543
 8/31/2016                   19,016                        13,879             Past performance is not predictive of
 9/30/2016                   19,326                        14,058             future performance.
10/31/2016                   19,251                        14,091             The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                 13.96%       4.65%       6.77%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
JANUARY 29, 2008-OCTOBER 31, 2016

                                     [CHART]

                   Emerging Markets Value       MSCI Emerging Markets Index
                     Portfolio Class R2               (net dividends)
                   ----------------------       ---------------------------
 1/29/2008                $10,000                          $10,000
 1/31/2008                 10,050                            9,871
 2/29/2008                 10,450                           10,599
 3/31/2008                 10,097                           10,038
 4/30/2008                 10,872                           10,853
 5/31/2008                 10,962                           11,054
 6/30/2008                  9,677                            9,952
 7/31/2008                  9,489                            9,576
 8/31/2008                  8,674                            8,811
 9/30/2008                  7,174                            7,269
10/31/2008                  4,949                            5,280
11/30/2008                  4,569                            4,882
12/31/2008                  5,120                            5,263
 1/31/2009                  4,675                            4,923
 2/28/2009                  4,262                            4,646
 3/31/2009                  5,002                            5,313
 4/30/2009                  5,996                            6,197
 5/31/2009                  7,342                            7,256
 6/30/2009                  7,241                            7,159
 7/31/2009                  8,197                            7,964
 8/31/2009                  8,265                            7,935
 9/30/2009                  9,035                            8,655
10/31/2009                  8,823                            8,666
11/30/2009                  9,388                            9,038
12/31/2009                  9,847                            9,395
 1/31/2010                  9,297                            8,871
 2/28/2010                  9,347                            8,902
 3/31/2010                 10,147                            9,621
 4/30/2010                 10,246                            9,738
 5/31/2010                  9,147                            8,881
 6/30/2010                  9,199                            8,816
 7/31/2010                 10,085                            9,550
 8/31/2010                  9,864                            9,365
 9/30/2010                 11,031                           10,405
10/31/2010                 11,444                           10,707
11/30/2010                 11,031                           10,425
12/31/2010                 11,960                           11,169
 1/31/2011                 11,583                           10,866
 2/28/2011                 11,391                           10,764
 3/31/2011                 12,043                           11,397
 4/30/2011                 12,466                           11,751
 5/31/2011                 11,990                           11,443
 6/30/2011                 11,738                           11,267
 7/31/2011                 11,639                           11,217
 8/31/2011                 10,454                           10,214
 9/30/2011                  8,577                            8,725
10/31/2011                  9,701                            9,881
11/30/2011                  9,206                            9,222
12/31/2011                  8,875                            9,111
 1/31/2012                 10,102                           10,144
 2/29/2012                 10,714                           10,752
 3/31/2012                 10,253                           10,393
 4/30/2012                  9,918                           10,269
 5/31/2012                  8,817                            9,117
 6/30/2012                  9,214                            9,469
 7/31/2012                  9,155                            9,654
 8/31/2012                  9,279                            9,622
 9/30/2012                  9,873                           10,202
10/31/2012                  9,742                           10,140
11/30/2012                  9,849                           10,269
12/31/2012                 10,564                           10,771
 1/31/2013                 10,734                           10,920
 2/28/2013                 10,550                           10,783
 3/31/2013                 10,459                           10,597
 4/30/2013                 10,547                           10,677
 5/31/2013                 10,243                           10,403
 6/30/2013                  9,377                            9,741
 7/31/2013                  9,559                            9,842
 8/31/2013                  9,356                            9,673
 9/30/2013                 10,045                           10,302
10/31/2013                 10,497                           10,803
11/30/2013                 10,242                           10,645
12/31/2013                 10,137                           10,491
 1/31/2014                  9,424                            9,810
 2/28/2014                  9,634                           10,135
 3/31/2014                 10,060                           10,446
 4/30/2014                 10,122                           10,481
 5/31/2014                 10,533                           10,847
 6/30/2014                 10,806                           11,135
 7/31/2014                 11,008                           11,350
 8/31/2014                 11,250                           11,606
 9/30/2014                 10,328                           10,746
10/31/2014                 10,313                           10,872
11/30/2014                 10,139                           10,757
12/31/2014                  9,665                           10,262
 1/31/2015                  9,586                           10,323
 2/28/2015                  9,924                           10,643
 3/31/2015                  9,643                           10,491
 4/30/2015                 10,597                           11,298
 5/31/2015                 10,123                           10,846
 6/30/2015                  9,800                           10,564
 7/31/2015                  9,012                            9,832
 8/31/2015                  8,193                            8,943
 9/30/2015                  7,917                            8,674
10/31/2015                  8,406                            9,292
11/30/2015                  8,077                            8,930
12/31/2015                  7,831                            8,731
 1/31/2016                  7,392                            8,164
 2/29/2016                  7,434                            8,151
 3/31/2016                  8,524                            9,230
 4/30/2016                  8,753                            9,280
 5/31/2016                  8,180                            8,934
 6/30/2016                  8,625                            9,291
 7/31/2016                  9,167                            9,758
 8/31/2016                  9,334                           10,001             Past performance is not predictive of
 9/30/2016                  9,463                           10,129             future performance.
10/31/2016                  9,666                           10,153             The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE        FIVE           FROM                would pay on fund distributions or the
          TOTAL RETURN           YEAR       YEARS       01/29/2008             redemption of fund shares.
          --------------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                14.98%      -0.07%        -0.39%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                         Emerging Markets
                         Value Portfolio -        MSCI Emerging Markets
                        Institutional Class       Index (net dividends)
                     -----------------------      ---------------------
 10/31/2006                  $10,000                     $10,000
 11/30/2006                   10,731                      10,743
 12/31/2006                   11,107                      11,227
  1/31/2007                   11,278                      11,108
  2/28/2007                   11,341                      11,043
  3/31/2007                   11,931                      11,481
  4/30/2007                   12,882                      12,025
  5/31/2007                   13,861                      12,609
  6/30/2007                   14,254                      13,200
  7/31/2007                   14,929                      13,897
  8/31/2007                   14,448                      13,601
  9/30/2007                   15,750                      15,103
 10/31/2007                   17,478                      16,788
 11/30/2007                   16,202                      15,597
 12/31/2007                   16,177                      15,652
  1/31/2008                   14,566                      13,699
  2/29/2008                   15,148                      14,710
  3/31/2008                   14,638                      13,932
  4/30/2008                   15,767                      15,062
  5/31/2008                   15,901                      15,342
  6/30/2008                   14,052                      13,811
  7/31/2008                   13,776                      13,290
  8/31/2008                   12,596                      12,229
  9/30/2008                   10,423                      10,089
 10/31/2008                    7,186                       7,328
 11/30/2008                    6,640                       6,776
 12/31/2008                    7,451                       7,305
  1/31/2009                    6,778                       6,833
  2/28/2009                    6,202                       6,447
  3/31/2009                    7,275                       7,374
  4/30/2009                    8,706                       8,601
  5/31/2009                   10,664                      10,071
  6/30/2009                   10,533                       9,935
  7/31/2009                   11,945                      11,052
  8/31/2009                   12,034                      11,013
  9/30/2009                   13,144                      12,012
 10/31/2009                   12,833                      12,027
 11/30/2009                   13,650                      12,544
 12/31/2009                   14,327                      13,039
  1/31/2010                   13,511                      12,312
  2/28/2010                   13,616                      12,355
  3/31/2010                   14,814                      13,353
  4/30/2010                   14,910                      13,514
  5/31/2010                   13,347                      12,326
  6/30/2010                   13,430                      12,235
  7/31/2010                   14,673                      13,254
  8/31/2010                   14,407                      12,997
  9/30/2010                   16,136                      14,441
 10/31/2010                   16,689                      14,860
 11/30/2010                   16,146                      14,468
 12/31/2010                   17,487                      15,500
  1/31/2011                   16,940                      15,080
  2/28/2011                   16,655                      14,939
  3/31/2011                   17,612                      15,818
  4/30/2011                   18,241                      16,308
  5/31/2011                   17,545                      15,880
  6/30/2011                   17,185                      15,636
  7/31/2011                   17,040                      15,567
  8/31/2011                   15,310                      14,176
  9/30/2011                   12,561                      12,109
 10/31/2011                   14,212                      13,713
 11/30/2011                   13,492                      12,799
 12/31/2011                   13,007                      12,645
  1/31/2012                   14,811                      14,079
  2/29/2012                   15,713                      14,922
  3/31/2012                   15,036                      14,424
  4/30/2012                   14,545                      14,252
  5/31/2012                   12,937                      12,653
  6/30/2012                   13,522                      13,142
  7/31/2012                   13,436                      13,398
  8/31/2012                   13,623                      13,354
  9/30/2012                   14,499                      14,159
 10/31/2012                   14,311                      14,073
 11/30/2012                   14,468                      14,252
 12/31/2012                   15,526                      14,949
  1/31/2013                   15,775                      15,155
  2/28/2013                   15,510                      14,965
  3/31/2013                   15,377                      14,707
  4/30/2013                   15,513                      14,818
  5/31/2013                   15,070                      14,438
  6/30/2013                   13,801                      13,518
  7/31/2013                   14,069                      13,660
  8/31/2013                   13,770                      13,425
  9/30/2013                   14,787                      14,298
 10/31/2013                   15,457                      14,993
 11/30/2013                   15,083                      14,774
 12/31/2013                   14,935                      14,560
  1/31/2014                   13,891                      13,615
  2/28/2014                   14,199                      14,066
  3/31/2014                   14,832                      14,497
  4/30/2014                   14,930                      14,546
  5/31/2014                   15,536                      15,053
  6/30/2014                   15,941                      15,453
  7/31/2014                   16,239                      15,752
  8/31/2014                   16,602                      16,107
  9/30/2014                   15,240                      14,913
 10/31/2014                   15,224                      15,089
 11/30/2014                   14,972                      14,930
 12/31/2014                   14,276                      14,241
  1/31/2015                   14,159                      14,327
  2/28/2015                   14,664                      14,770
  3/31/2015                   14,248                      14,560
  4/30/2015                   15,667                      15,680
  5/31/2015                   14,969                      15,052
  6/30/2015                   14,492                      14,661
  7/31/2015                   13,328                      13,645
  8/31/2015                   12,119                      12,411
  9/30/2015                   11,715                      12,038
 10/31/2015                   12,443                      12,896
 11/30/2015                   11,956                      12,393
 12/31/2015                   11,596                      12,117
  1/31/2016                   10,942                      11,331
  2/29/2016                   11,010                      11,312
  3/31/2016                   12,628                      12,809
  4/30/2016                   12,970                      12,879
  5/31/2016                   12,126                      12,398
  6/30/2016                   12,790                      12,894
  7/31/2016                   13,594                      13,543
  8/31/2016                   13,841                      13,879           Past performance is not predictive of
  9/30/2016                   14,032                      14,058           future performance.
 10/31/2016                   14,338                      14,091           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                15.23%       0.18%       3.67%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                    Emerging Markets Core Equity    MSCI Emerging Markets
                              Portfolio             Index (net dividends)
                  -------------------------------   ---------------------
10/31/2006                    $10,000                      $10,000
11/30/2006                     10,692                       10,743
12/31/2006                     11,113                       11,227
 1/31/2007                     11,270                       11,108
 2/28/2007                     11,185                       11,043
 3/31/2007                     11,669                       11,481
 4/30/2007                     12,453                       12,025
 5/31/2007                     13,359                       12,609
 6/30/2007                     13,675                       13,200
 7/31/2007                     14,140                       13,897
 8/31/2007                     13,775                       13,601
 9/30/2007                     14,958                       15,103
10/31/2007                     16,513                       16,788
11/30/2007                     15,311                       15,597
12/31/2007                     15,279                       15,652
 1/31/2008                     13,783                       13,699
 2/29/2008                     14,233                       14,710
 3/31/2008                     13,716                       13,932
 4/30/2008                     14,756                       15,062
 5/31/2008                     14,822                       15,342
 6/30/2008                     13,169                       13,811
 7/31/2008                     13,030                       13,290
 8/31/2008                     12,165                       12,229
 9/30/2008                     10,258                       10,089
10/31/2008                      7,359                        7,328
11/30/2008                      6,868                        6,776
12/31/2008                      7,539                        7,305
 1/31/2009                      6,866                        6,833
 2/28/2009                      6,403                        6,447
 3/31/2009                      7,414                        7,374
 4/30/2009                      8,768                        8,601
 5/31/2009                     10,496                       10,071
 6/30/2009                     10,394                        9,935
 7/31/2009                     11,652                       11,052
 8/31/2009                     11,697                       11,013
 9/30/2009                     12,706                       12,012
10/31/2009                     12,471                       12,027
11/30/2009                     13,235                       12,544
12/31/2009                     13,840                       13,039
 1/31/2010                     13,080                       12,312
 2/28/2010                     13,225                       12,355
 3/31/2010                     14,365                       13,353
 4/30/2010                     14,502                       13,514
 5/31/2010                     13,097                       12,326
 6/30/2010                     13,207                       12,235
 7/31/2010                     14,400                       13,254
 8/31/2010                     14,209                       12,997
 9/30/2010                     15,907                       14,441
10/31/2010                     16,376                       14,860
11/30/2010                     15,938                       14,468
12/31/2010                     17,108                       15,500
 1/31/2011                     16,568                       15,080
 2/28/2011                     16,282                       14,939
 3/31/2011                     17,209                       15,818
 4/30/2011                     17,888                       16,308
 5/31/2011                     17,394                       15,880
 6/30/2011                     17,152                       15,636
 7/31/2011                     17,113                       15,567
 8/31/2011                     15,569                       14,176
 9/30/2011                     12,993                       12,109
10/31/2011                     14,642                       13,713
11/30/2011                     14,017                       12,799
12/31/2011                     13,576                       12,645
 1/31/2012                     15,175                       14,079
 2/29/2012                     16,128                       14,922
 3/31/2012                     15,624                       14,424
 4/30/2012                     15,277                       14,252
 5/31/2012                     13,671                       12,653
 6/30/2012                     14,284                       13,142
 7/31/2012                     14,292                       13,398
 8/31/2012                     14,442                       13,354
 9/30/2012                     15,265                       14,159
10/31/2012                     15,161                       14,073
11/30/2012                     15,393                       14,252
12/31/2012                     16,357                       14,949
 1/31/2013                     16,502                       15,155
 2/28/2013                     16,389                       14,965
 3/31/2013                     16,215                       14,707
 4/30/2013                     16,400                       14,818
 5/31/2013                     15,950                       14,438
 6/30/2013                     14,804                       13,518
 7/31/2013                     15,006                       13,660
 8/31/2013                     14,618                       13,425
 9/30/2013                     15,662                       14,298
10/31/2013                     16,337                       14,993
11/30/2013                     16,069                       14,774
12/31/2013                     15,926                       14,560
 1/31/2014                     14,919                       13,615
 2/28/2014                     15,459                       14,066
 3/31/2014                     16,024                       14,497
 4/30/2014                     16,139                       14,546
 5/31/2014                     16,670                       15,053
 6/30/2014                     17,104                       15,453
 7/31/2014                     17,260                       15,752
 8/31/2014                     17,794                       16,107
 9/30/2014                     16,555                       14,913
10/31/2014                     16,646                       15,089
11/30/2014                     16,472                       14,930
12/31/2014                     15,780                       14,241
 1/31/2015                     15,905                       14,327
 2/28/2015                     16,364                       14,770
 3/31/2015                     16,089                       14,560
 4/30/2015                     17,198                       15,680
 5/31/2015                     16,589                       15,052
 6/30/2015                     16,147                       14,661
 7/31/2015                     15,067                       13,645
 8/31/2015                     13,753                       12,411
 9/30/2015                     13,463                       12,038
10/31/2015                     14,234                       12,896
11/30/2015                     13,776                       12,393
12/31/2015                     13,436                       12,117
 1/31/2016                     12,813                       11,331
 2/29/2016                     12,737                       11,312
 3/31/2016                     14,411                       12,809
 4/30/2016                     14,583                       12,879
 5/31/2016                     13,958                       12,398
 6/30/2016                     14,731                       12,894
 7/31/2016                     15,541                       13,543
 8/31/2016                     15,696                       13,879           Past performance is not predictive of
 9/30/2016                     15,906                       14,058           future performance.
10/31/2016                     15,923                       14,091           The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                11.87%       1.69%       4.76%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

            Russell 3000(R) Index............................. 4.24%
            Russell Microcap(R) Index (micro-cap stocks)...... 1.54%
            Russell 2000(R) Index (small-cap stocks).......... 4.11%
            Russell 1000(R) Index (large-cap stocks).......... 4.26%
            Dow Jones U.S. Select REIT Index/SM/.............. 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

           Russell 2000(R) Value Index (small-cap value
             stocks).........................................  8.81%
           Russell 2000(R) Growth Index (small-cap growth
             stocks)......................................... -0.49%
           Russell 1000(R) Value Index (large-cap value
             stocks).........................................  6.37%
           Russell 1000(R) Growth Index (large-cap growth
             stocks).........................................  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy uses S&P 500(R) Index futures contracts, swaps, and/or ETFs in conjunction with short-term investment grade fixed income instruments. As of October 31, 2016, 100% of the equity exposure consisted of S&P 500(R) Index futures contracts. The behavior of S&P 500(R) Index futures contracts is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2016, the total return was 4.75% for the Portfolio and 4.51% for the S&P 500(R) Index, the Portfolio's benchmark. Relative to the benchmark, the Portfolio's outperformance was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was greater than the average interest rate priced into the S&P 500(R) Index futures contracts that the Portfolio purchased throughout the year.

U.S. LARGE CAP EQUITY PORTFOLIO

   The U.S. Large Cap Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to lower total market capitalization large company stocks, value stocks, and higher large cap profitability stocks relative to the U.S. large-cap universe. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 900 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.51% for the Portfolio and 4.26% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks of large companies, which detracted from the Portfolio's performance as mid-cap stocks underperformed.

U.S. LARGE CAP VALUE PORTFOLIO

   The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.58% for the Portfolio and 6.37% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had a larger allocation than the benchmark to lower relative price stocks, which detracted from the Portfolio's performance relative to the benchmark, as the lowest relative price quartile underperformed. The Master Fund's exclusion of real estate investment trusts (REITs) and utilities detracted from performance relative to the benchmark, as REITs and utilities outperformed most other sectors during the period.

U.S. TARGETED VALUE PORTFOLIO

   The U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The U.S. Targeted Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, the Advisor may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.21% for the Portfolio's Class R1 shares, 4.04% for the Portfolio's Class R2 shares, 4.29% for the Portfolio's Institutional Class shares, and 8.81% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to mid-cap stocks and a lower allocation to small-cap stocks. Mid-cap stocks underperformed small-caps during the period and detracted from the Portfolio's performance, relative to the benchmark. Within small-cap and mid-cap value stocks, the Portfolio's greater emphasis on higher profitability stocks detracted from relative performance as these stocks underperformed lower profitability stocks during the period. The Portfolio's exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as these sectors outperformed most other sectors during the period.

U.S. SMALL CAP VALUE PORTFOLIO

   The U.S. Small Cap Value Portfolio invests in a broadly diversified group of U.S. small capitalization value stocks. Value is measured primarily by book-to-market ratio. The U.S. Small Cap Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, the Advisor may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,100 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.49% for the Portfolio and 8.81% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio invests in a broader market capitalization range of securities than the benchmark. This detracted from the Portfolio's performance relative to the benchmark, as stocks above the range of market capitalization held by the benchmark underperformed. The Portfolio's greater allocation than the benchmark to deep value stocks also detracted from relative performance. Within small-cap value stocks, the Portfolio's greater emphasis on stocks with higher profitability detracted from relative performance as these stocks underperformed lower profitability stocks during the period. The Portfolio's exclusion of real estate investment trusts and utilities detracted from relative performance as these sectors outperformed most other sectors during the period.

U.S. CORE EQUITY 1 PORTFOLIO

   The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,700 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.68% for the Portfolio and 4.24% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks, which detracted from the Portfolio's performance as mid-cap stocks underperformed. The Portfolio also had a lesser allocation to large cap growth stocks, which outperformed.

U.S. CORE EQUITY 2 PORTFOLIO

   The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller company stocks and value stocks relative to the U.S. Core Equity 1 Portfolio and the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,700 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.47% for the Portfolio and 4.24% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks, which detracted from the Portfolio's performance as mid-cap stocks underperformed. The Portfolio also had a lesser allocation to large cap growth stocks, which outperformed.

U.S. VECTOR EQUITY PORTFOLIO

   The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.28% for the Portfolio and 4.24% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks, which detracted from the Portfolio's performance as mid-cap stocks underperformed. The Portfolio also had a lesser allocation to large cap growth stocks, which outperformed.

U.S. SMALL CAP PORTFOLIO

   The U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,000 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.89% for the Portfolio and 4.11% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts (REITs) detracted from its performance relative to the benchmark, as REITs outperformed most other sectors during the period. Within small-cap stocks, the Portfolio excluded certain stocks with lower profitability and higher relative price, which benefited the Portfolio's performance. These excluded stocks generally underperformed the benchmark return during the period.

U.S. MICRO CAP PORTFOLIO

   The U.S. Micro Cap Portfolio invests in a broadly diversified group of the smallest U.S. company stocks and generally has a smaller market capitalization profile than the U.S. Small Cap Portfolio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.32% for the Portfolio and 4.11% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. Within small-caps, the Portfolio excluded certain stocks with lower profitability and higher relative price, which contributed to outperformance over the benchmark. These excluded stocks generally underperformed the benchmark return during the period. The Portfolio's exclusion of real estate investment trusts (REITs) detracted from its performance relative to the benchmark as REITs outperformed most other sectors during the period.

DFA REAL ESTATE SECURITIES PORTFOLIO

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2016, the Portfolio held approximately 150 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2016, total returns were 6.89% for the Portfolio, 4.96% for the Dow Jones U.S. Select REIT Index/SM/, the Portfolio's benchmark, and 4.51% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. real estate securities market rather than the behavior of a limited number of securities. Differences in REIT eligibility between the Portfolio and the Dow Jones U.S. Select REIT Index/SM/ were the primary driver of the Portfolio's outperformance relative to the benchmark.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------
                                               RETURN IN U.S. DOLLARS
                                               ----------------------
           MSCI World ex USA Index............         -2.27%
           MSCI World ex USA Small Cap Index..          3.96%
           MSCI World ex USA Value Index......         -2.07%
           MSCI World ex USA Growth Index.....         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------
                                                 RETURN IN U.S. DOLLARS
                                                 ----------------------
        MSCI Emerging Markets Index.............         9.27%
        MSCI Emerging Markets Small Cap Index...         4.78%
        MSCI Emerging Markets Value Index.......         8.60%
        MSCI Emerging Markets Growth Index......         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benfitted from USD-denominated returns in emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

  TEN LARGEST EMERGING MARKETS BY MARKET
  CAP                                      LOCAL RETURN RETURN IN U.S. DOLLARS
  --------------------------------------   ------------ ----------------------
  China...................................     1.62%             1.54%
  Korea...................................     5.56%             5.17%
  Taiwan..................................    14.56%            17.85%
  India...................................     6.28%             3.99%
  South Africa............................    -0.92%             1.46%
  Brazil..................................    40.59%            70.69%
  Mexico..................................     8.65%            -4.51%
  Russia..................................    17.86%            18.61%
  Malaysia................................     4.44%             6.95%
  Indonesia...............................    26.13%            32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

 GLOBAL REAL ESTATE MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2016

   Publicly traded global real estate investment trusts (REITs) and REIT-like securities produced positive overall returns during the period. REITs and REIT-like securities generally outperformed developed non-U.S. equity markets but underperformed U.S. and emerging markets equities. The U.S. REIT market, the world's largest, had positive performance and outperformed non-U.S. REITs and REIT-like securities overall. Across larger REIT and REIT-like markets, Japan and Australia were among the stronger performers, while the U.K. had the weakest performance during the period. As measured by the S&P Global REIT Index, industrial and healthcare REITs and REIT-like securities had the largest gains, while hotel/resort and retail REITs and REIT-like securities had the weakest returns.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------
                                                     RETURN IN U.S. DOLLARS
                                                     ----------------------
    S&P Global ex U.S. REIT Index (net dividends)...         1.28%
    S&P Global REIT Index (net dividends)...........         3.89%

----------
Source: Standard and Poor's. Copyright S&P, 2016. All rights reserved.

For funds investing in non-US REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,300 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were -1.30% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's emphasis on large company stocks with relatively smaller market capitalization rather than on the broad large-cap universe contributed positively to its performance relative to the benchmark, as those stocks outperformed for the period.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization and lower relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 5,100 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 1.62% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, while the benchmark primarily includes large- and mid-cap stocks. With developed ex U.S. small-cap stocks generally outperforming large-cap stocks during the period, the Portfolio's inclusion of small-cap stocks contributed positively to performance relative to the benchmark. To a lesser extent, the Portfolio's greater emphasis than the benchmark on low relative price (value) stocks also had a positive impact on the Portfolio's relative performance, as value stocks generally outperformed during the period.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio is designed to capture the returns of developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex Japan). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Funds collectively held approximately 4,200 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 5.43% for the Portfolio and 3.96% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of each Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Master Funds' greater allocation than the benchmark to micro-cap securities was the primary driver of outperformance, as micro caps generally outperformed other small-cap securities. The Master Funds generally exclude real estate investment trusts (REITs), which also contributed positively to relative performance, as REITs generally underperformed the benchmark.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio is designed to capture the returns of Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 14.04% for the Portfolio and 13.21% for the MSCI Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater allocation than the benchmark to micro-cap securities had a positive impact on its performance relative to the benchmark , as micro-caps generally outperformed other small-cap securities. The Master Fund's outperformance was partially offset by the exclusion of real estate investment trusts (REITs), which outperformed the overall benchmark.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 850 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 16.18% for the Portfolio and 10.56% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Master Fund's exclusion of small- and micro-cap stocks with high relative price (growth) and low profitability contributed to outperformance relative to the benchmark, as that segment of the market underperformed. The Master Fund's holdings of micro-cap securities, which were held at higher weight than in the benchmark, outperformed and also contributed positively to relative performance. In addition, due to differences in methodology the Master Fund may invest in or hold securities that the benchmark deems to be too large to be eligible for inclusion; during the period, these securities also outperformed, contributing to the Master Fund's relative performance.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio is designed to capture the returns of small company stocks in the U.K. by purchasing shares of the United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 320 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were -16.20% for the Portfolio and -15.89% for the MSCI UK Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Master Fund's overall performance was adversely affected by the British vote on June 23, 2016 to exit the European Union. The Master Fund's investments are denominated primarily in British pounds, which depreciated approximately 16% from the aftermath of the vote through October 31, 2016. The Master Fund generally excludes real estate investment trusts (REITs), which contributed positively to its performance relative to the benchmark, as REITs in the U.K. underperformed all other sectors during the period. This was offset by differences between the Master Fund's and the benchmark's holdings in the consumer discretionary sector, as the benchmark's holdings in this sector outperformed those of the Master Fund.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 1,160 securities in 14 eligible developed European countries plus Israel. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 5.70% for the Portfolio and 2.61% for the MSCI Europe ex UK Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the European (excluding the U.K.) and Israeli equity markets rather than by the behavior of a limited number of stocks. The Master Fund's holdings of microcap securities, held at a higher weight than in the benchmark, outperformed and contributed to performance relative to the benchmark. In addition, due to differences in methodology, the Master Fund may invest in or hold securities that the benchmark deems to be too large to be eligible for inclusion. During the period, the Master Fund's holdings of these securities outperformed and contributed positively to relative performance. The Master Fund generally excludes real estate investment trusts (REITs), which contributed positively to outperformance relative to the benchmark, as REITs underperformed the overall index.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2016, the Portfolio held approximately 260 securities in 21 approved developed ex U.S. and emerging markets countries. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 1.05% for the Portfolio and 1.28% for the S&P Global ex US REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in developed ex U.S. real estate securities markets rather than by the behavior of a limited number of stocks. The Portfolio's overall performance and its benchmark were adversely affected by the British vote on June 23, 2016 to exit the European Union. The Portfolio held an average weight of approximately 15% in UK REITs over the one year period ended October 31, 2016. The Portfolio's exclusion of Thailand REITs, which outperformed and were included in the benchmark, detracted from the Portfolio's performance relative to the benchmark. In addition, small holdings differences in Japan, the U.K., and Australia, resulting from differences in the classification of eligible securities between the Portfolio and the benchmark, also detracted from relative performance.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified group of real estate securities in developed and emerging markets. As of October 31, 2016, the Portfolio invested in the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2016, the Portfolio held, either directly or through the underlying portfolios, approximately 410 securities in 22 approved developed and emerging markets countries. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.87% for the Portfolio and 3.89% for the S&P Global REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in global real estate markets rather than by the behavior of a limited number of stocks. The Portfolio's overall performance and its benchmark were adversely affected by the British vote on June 23, 2016 to exit the European Union. The Portfolio held an average weight of approximately 5% in UK REITs over the one year period ended October 31, 2016. The Portfolio's holdings in the U.S. outperformed those in the benchmark. Withholding tax rate differences between the Portfolio and the benchmark also contributed positively to the Portfolio's relative performance relative to the benchmark.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio is designed to capture the returns of small-cap value stocks in developed ex U.S. markets. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held over 2,200 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.09% for the Portfolio and 3.96% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio focuses on deep value stocks, while the benchmark does not. This difference had a positive impact on the Portfolio's performance relative to the benchmark, as value stocks generally outperformed during the period. The Portfolio generally excludes real estate investment trusts (REITs), which also had a positive impact on relative outperformance as REITs underperformed the benchmark.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 4,600 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.21% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, while the benchmark primarily includes large and mid-cap stocks. With developed ex U.S. small-cap stocks generally outperforming large-cap stocks during the period, the Portfolio's inclusion of small-cap stocks contributed positively to performance relative to the benchmark. To a lesser extent, the Portfolio's greater emphasis than the benchmark on low relative price (value) stocks also had a positive impact on the Portfolio's relative performance, as value stocks outperformed during the period.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the "Underlying Funds"); or by a combination of securities and Underlying Funds. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Underlying Funds collectively held approximately 4,900 securities in 41 eligible developed ex US and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.54% for the Portfolio and 0.22% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds invest primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Underlying Funds' emphasis on deep value stocks contributed positively to the Portfolio's performance relative to the benchmark, as that segment of the market outperformed for the year. The Underlying Funds' inclusion of and emphasis on small and mid-cap stocks also contributed positively to the Portfolio's performance relative to the benchmark, as those stocks outperformed for the period.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

   The World ex U.S. Targeted Value Portfolio is designed to capture the returns of small and mid-cap value stocks in developed ex U.S. and emerging markets. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 3,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 7.18% for the Portfolio and 4.22% for the MSCI All Country World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging markets rather than by the behavior of a limited number of stocks. The Portfolio's emphasis on value stocks, compared to the benchmark, which is neutral with regard to value or growth stocks, had a positive impact on the Portfolio's performance relative to the benchmark, as value stocks generally outperformed during the period. The Portfolio generally excludes real estate investment trusts (REITs), which also contributed positively to relative performance as REITs underperformed the benchmark.

WORLD EX U.S. CORE EQUITY PORTFOLIO

   The World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization and lower relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 7,000 securities in 43 eligible developed and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.58% for the Portfolio and 0.22% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, while the benchmark primarily holds large and mid-cap stocks. The Portfolio's inclusion of small-cap stocks contributed positively to performance relative to the benchmark. To a lesser extent, the Portfolio's greater emphasis than the benchmark on low relative price (value) stocks also had a positive impact on the Portfolio's relative performance, as value stocks outperformed during the period.

WORLD CORE EQUITY PORTFOLIO

   The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the Portfolio's investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Underlying Funds collectively held more than 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2016, total returns were 3.73% for the Portfolio and 2.05% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks. The Underlying Funds' greater exposure than the benchmark to smaller and deeper value stocks, both of which generally outperformed the benchmark, contributed to the Portfolio's performance relative to the benchmark.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Underlying Funds collectively held more than 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2016, total returns were 4.32% for the Portfolio and 2.05% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Underlying Funds invest in stocks across all eligible countries but had a lower allocation than the benchmark to the U.S. and a higher allocation than the benchmark to emerging markets. For the period, emerging markets securities outperformed both U.S. and developed ex U.S. securities, and the Underlying Funds' country allocation contributed to the Portfolio's performance relative to the benchmark. The Underlying Funds' greater exposure than the benchmark to smaller and deeper value stocks, both of which outperformed, contributed to the Portfolio's relative performance. To a lesser extent, the Portfolio's strategy of selectively hedging foreign currency exposure contributed to relative returns, particularly hedging British pound exposure, as the British pound depreciated against the U.S. dollar.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio is designed to capture the returns of large-cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 1,000 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 11.01% for the Portfolio and 9.27% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The relative outperformance of the Master Fund was driven primarily by country allocation differences between the Master Fund and the benchmark. The Master Fund's lesser allocation to China contributed positively to the Portfolio's performance relative to the benchmark, as China underperformed the benchmark during the period. The Master Fund's greater allocation to Brazil (due to caps on larger countries such as China) also had a positive impact on relative performance, as Brazil was the strongest-performing country for the year. In addition, the Master Fund's emphasis on value stocks contributed positively to relative performance, as that segment of the market outperformed for the year.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio is designed to capture the returns of small company stocks in selected emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 3,600 securities across 17 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 13.96% for the Portfolio and 9.27% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The relative outperformance of the Master Fund was driven primarily by size allocation differences between the Master Fund and the benchmark. The Master Fund focuses on small-cap stocks while the benchmark primarily holds large-cap and mid-cap stocks. Emerging markets small-cap stocks outperformed emerging markets large-caps and mid-caps during the period, contributing to the Master Fund's outperformance relative to the benchmark. The Master Fund's lesser allocation to China also contributed positively to relative performance, as China underperformed the benchmark during the period. The Master Fund's greater allocation to Brazil also had a positive impact on relative performance, as Brazil was the strongest-performing country for the year.

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio is designed to capture the returns of value stocks of large and small companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 14.98% for the Portfolio's Class R2 shares, 15.23% for the Portfolio's Institutional
Class shares, and 9.27% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund invests primarily in low relative price (value) stocks, while the benchmark is neutral with regard to value or growth stocks. The Master Fund's emphasis on the lowest relative price (deep value) stocks contributed positively to the Portfolio's performance relative to the benchmark, as that segment of the market outperformed for the year, especially among small-caps. In addition, differences in country allocations contributed positively to the Master Fund's relative performance. The Master Fund held a lesser allocation to China, which underperformed, and a greater allocation to Brazil, which outperformed, in each case contributing positively to relative performance.

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 4,400 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 11.87% for the Portfolio and 9.27% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Portfolio's inclusion of small-cap securities, particularly the lowest relative price

(deep value) small-cap securities, contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year. At the country level, the Portfolio's lesser allocation to China benefited relative performance, as China underperformed. In addition, the Portfolio's greater allocation to Brazil had a positive impact on the Portfolio's relative performance, as Brazil was the strongest performer in the benchmark for the year.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2016
 EXPENSE TABLES
                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/16  10/31/16    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
 ENHANCED U.S. LARGE COMPANY PORTFOLIO
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,040.10    0.23%    $1.18
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.98    0.23%    $1.17

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/16  10/31/16    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   U.S. LARGE CAP EQUITY PORTFOLIO
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,038.80    0.17%    $0.87
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.28    0.17%    $0.87

   U.S. LARGE CAP VALUE PORTFOLIO**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,046.00    0.27%    $1.39
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.78    0.27%    $1.37

   U.S. TARGETED VALUE PORTFOLIO
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,036.30    0.47%    $2.41
    Class R2 Shares................. $1,000.00 $1,035.10    0.62%    $3.17
    Institutional Class Shares...... $1,000.00 $1,036.80    0.37%    $1.89
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.77    0.47%    $2.39
    Class R2 Shares................. $1,000.00 $1,022.02    0.62%    $3.15
    Institutional Class Shares...... $1,000.00 $1,023.28    0.37%    $1.88

   U.S. SMALL CAP VALUE PORTFOLIO
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,038.50    0.52%    $2.66
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.52    0.52%    $2.64

   U.S. CORE EQUITY 1 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,038.70    0.19%    $0.97
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.18    0.19%    $0.97

   U.S. CORE EQUITY 2 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,039.40    0.22%    $1.13
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.03    0.22%    $1.12

   U.S. VECTOR EQUITY PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,038.70    0.32%    $1.64
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.53    0.32%    $1.63

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                            BEGINNING  ENDING              EXPENSES
                                             ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                              VALUE    VALUE     EXPENSE    DURING
                                            05/01/16  10/31/16    RATIO*   PERIOD*
                                            --------- --------- ---------- --------
U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,041.40    0.37%    $1.90
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.28    0.37%    $1.88

U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,045.90    0.52%    $2.67
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.52    0.52%    $2.64

DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,018.40    0.18%    $0.91
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,024.23    0.18%    $0.92

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,011.00    0.28%    $1.42
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.73    0.28%    $1.42

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,019.00    0.38%    $1.93
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.23    0.38%    $1.93

INTERNATIONAL SMALL COMPANY PORTFOLIO*****
------------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,023.90    0.54%    $2.75
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.42    0.54%    $2.75

JAPANESE SMALL COMPANY PORTFOLIO**
----------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,133.50    0.54%    $2.90
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.42    0.54%    $2.75

ASIA PACIFIC SMALL COMPANY PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,064.00    0.55%    $2.85
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.37    0.55%    $2.80

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    BEGINNING  ENDING              EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                      VALUE    VALUE     EXPENSE    DURING
                                                    05/01/16  10/31/16    RATIO*   PERIOD*
                                                    --------- --------- ---------- --------
UNITED KINGDOM SMALL COMPANY PORTFOLIO**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  882.00    0.59%    $2.79
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.17    0.59%    $3.00

CONTINENTAL SMALL COMPANY PORTFOLIO**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,016.10    0.55%    $2.79
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.37    0.55%    $2.80

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  939.00    0.28%    $1.36
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.73    0.28%    $1.42

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO****
-----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  990.00    0.24%    $1.20
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.93    0.24%    $1.22

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,026.70    0.68%    $3.46
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.72    0.68%    $3.46

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,026.10    0.49%    $2.50
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.67    0.49%    $2.49

WORLD EX U.S. VALUE PORTFOLIO***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,052.00    0.52%    $2.68
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.52    0.52%    $2.64

WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,038.00    0.79%    $4.05
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.17    0.79%    $4.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/16  10/31/16    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,036.40    0.47%    $2.41
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.77    0.47%    $2.39

WORLD CORE EQUITY PORTFOLIO***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,036.90    0.30%    $1.54
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.63    0.30%    $1.53

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,057.20    0.35%    $1.81
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.38    0.35%    $1.78

EMERGING MARKETS PORTFOLIO**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,091.50    0.56%    $2.94
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.32    0.56%    $2.85

EMERGING MARKETS SMALL CAP PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,089.60    0.71%    $3.73
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.57    0.71%    $3.61

EMERGING MARKETS VALUE PORTFOLIO**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,104.40    0.81%    $4.28
 Institutional Class Shares................... $1,000.00 $1,105.50    0.56%    $2.96
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,021.06    0.81%    $4.12
 Institutional Class Shares................... $1,000.00 $1,022.32    0.56%    $2.85

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,092.00    0.61%    $3.21
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.07    0.61%    $3.10

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Funds.

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

****The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

*****The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Master Funds.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                                AFFILIATED INVESTMENT COMPANIES
                                                -------------------------------
 U.S. Large Cap Value Portfolio................              100.0%
 Japanese Small Company Portfolio..............              100.0%
 Asia Pacific Small Company Portfolio..........              100.0%
 United Kingdom Small Company Portfolio........              100.0%
 Continental Small Company Portfolio...........              100.0%
 Emerging Markets Portfolio....................              100.0%
 Emerging Markets Small Cap Portfolio..........              100.0%
 Emerging Markets Value Portfolio..............              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

                International Small Company Portfolio... 100.0%
                World ex U.S. Value Portfolio........... 100.0%
                World Core Equity Portfolio............. 100.0%
                Selectively Hedged Global Equity
                  Portfolio............................. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
              Corporate....................................  27.2%
              Government...................................  38.1%
              Foreign Corporate............................  16.8%
              Foreign Government...........................  15.9%
              Supranational................................   2.0%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. LARGE CAP EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.1%
              Consumer Staples.............................   9.3%
              Energy.......................................   6.2%
              Financials...................................  13.6%
              Health Care..................................  13.0%
              Industrials..................................  11.9%
              Information Technology.......................  21.1%
              Materials....................................   3.9%
              Real Estate..................................   0.2%
              Telecommunication Services...................   3.1%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                         U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  12.9%
              Consumer Staples.............................   2.8%
              Energy.......................................   8.1%
              Financials...................................  27.5%
              Health Care..................................   4.7%
              Industrials..................................  20.1%
              Information Technology.......................  14.8%
              Materials....................................   6.9%
              Real Estate..................................   0.4%
              Telecommunication Services...................   1.3%
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  13.1%
              Consumer Staples.............................   4.6%
              Energy.......................................  10.7%
              Financials...................................  27.3%
              Health Care..................................   4.5%
              Industrials..................................  19.1%
              Information Technology.......................  13.8%
              Materials....................................   5.7%
              Real Estate..................................   0.2%
              Telecommunication Services...................   0.8%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO
              Consumer Discretionary.......................  15.5%
              Consumer Staples.............................   8.6%
              Energy.......................................   6.0%
              Financials...................................  14.7%
              Health Care..................................  11.4%
              Industrials..................................  13.3%
              Information Technology.......................  20.0%
              Materials....................................   4.5%
              Real Estate..................................   0.2%
              Telecommunication Services...................   2.7%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO
              Consumer Discretionary.......................  14.4%
              Consumer Staples.............................   7.3%
              Energy.......................................   7.4%
              Financials...................................  17.3%
              Health Care..................................  10.7%
              Industrials..................................  14.0%
              Information Technology.......................  18.7%
              Materials....................................   4.7%
              Real Estate..................................   0.3%
              Telecommunication Services...................   3.0%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                         U.S. VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  14.2%
              Consumer Staples.............................   4.8%
              Energy.......................................   7.9%
              Financials...................................  24.6%
              Health Care..................................   8.1%
              Industrials..................................  15.6%
              Information Technology.......................  15.1%
              Materials....................................   5.3%
              Real Estate..................................   0.5%
              Telecommunication Services...................   2.7%
              Utilities....................................   1.2%
                                                            -----
                                                            100.0%

                           U.S. SMALL CAP PORTFOLIO
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   4.6%
              Energy.......................................   4.2%
              Financials...................................  19.8%
              Health Care..................................   8.3%
              Industrials..................................  19.1%
              Information Technology.......................  16.2%
              Materials....................................   5.8%
              Real Estate..................................   0.6%
              Telecommunication Services...................   1.0%
              Utilities....................................   4.4%
                                                            -----
                                                            100.0%

                           U.S. MICRO CAP PORTFOLIO
              Consumer Discretionary.......................  16.3%
              Consumer Staples.............................   3.5%
              Energy.......................................   2.7%
              Financials...................................  21.8%
              Health Care..................................   9.6%
              Industrials..................................  20.8%
              Information Technology.......................  14.3%
              Materials....................................   5.6%
              Real Estate..................................   0.9%
              Telecommunication Services...................   1.8%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO
              Real Estate.................................. 100.0%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       LARGE CAP INTERNATIONAL PORTFOLIO
              Consumer Discretionary.......................  13.4%
              Consumer Staples.............................  11.2%
              Energy.......................................   6.3%
              Financials...................................  20.1%
              Health Care..................................   9.6%
              Industrials..................................  14.2%
              Information Technology.......................   5.0%
              Materials....................................   9.7%
              Real Estate..................................   2.1%
              Telecommunication Services...................   4.8%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                      INTERNATIONAL CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.8%
              Consumer Staples.............................   8.1%
              Energy.......................................   7.2%
              Financials...................................  17.0%
              Health Care..................................   5.7%
              Industrials..................................  18.0%
              Information Technology.......................   6.4%
              Materials....................................  13.2%
              Real Estate..................................   2.6%
              Telecommunication Services...................   2.9%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
              Health Care..................................   0.2%
              Real Estate..................................  99.8%
                                                            -----
                                                            100.0%

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
              Affiliated Investment Companies..............  67.4%
              Real Estate..................................  32.6%
                                                            -----
                                                            100.0%

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  14.1%
              Consumer Staples.............................   5.5%
              Energy.......................................   7.0%
              Financials...................................  18.5%
              Health Care..................................   1.7%
              Industrials..................................  23.8%
              Information Technology.......................   5.2%
              Materials....................................  19.9%
              Real Estate..................................   2.8%
              Telecommunication Services...................   0.5%
              Utilities....................................   1.0%
                                                            -----
                                                            100.0%

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.1%
              Consumer Staples.............................   7.0%
              Energy.......................................   7.8%
              Financials...................................  18.0%
              Health Care..................................   4.7%
              Industrials..................................  18.9%
              Information Technology.......................   6.9%
              Materials....................................  14.8%
              Real Estate..................................   2.7%
              Telecommunication Services...................   2.0%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   5.6%
              Energy.......................................   5.7%
              Financials...................................  18.3%
              Health Care..................................   2.2%
              Industrials..................................  20.0%
              Information Technology.......................   7.0%
              Materials....................................  19.4%
              Real Estate..................................   4.3%
              Telecommunication Services...................   1.2%
              Utilities....................................   1.4%
                                                            -----
                                                            100.0%

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.1%
              Consumer Staples.............................   7.7%
              Energy.......................................   6.9%
              Financials...................................  17.9%
              Health Care..................................   5.0%
              Industrials..................................  16.4%
              Information Technology.......................   8.9%
              Materials....................................  12.8%
              Real Estate..................................   3.2%
              Telecommunication Services...................   2.9%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  11.7%
              Consumer Staples.............................   8.6%
              Energy.......................................   6.3%
              Financials...................................  19.9%
              Health Care..................................   3.7%
              Industrials..................................   9.6%
              Information Technology.......................  18.6%
              Materials....................................   9.9%
              Real Estate..................................   3.5%
              Telecommunication Services...................   4.3%
              Utilities....................................   3.9%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             -------   ------
                                                              (000)
BONDS -- (83.5%)
AUSTRALIA -- (7.0%)
ANZ New Zealand International Ltd.
               1.400%, 04/27/17.............................   1,600 $ 1,601,467
Commonwealth Bank of Australia
               1.900%, 09/18/17.............................   3,250   3,266,997
##             1.375%, 09/06/18.............................   3,000   2,990,274
Westpac Banking Corp.
               1.500%, 12/01/17.............................   2,500   2,504,013
               2.250%, 07/30/18.............................   3,000   3,037,617
Other Securities............................................           2,919,569
                                                                     -----------
TOTAL AUSTRALIA.............................................          16,319,937
                                                                     -----------

CANADA -- (11.4%)
Ontario, Province of Canada
               2.000%, 09/27/18.............................   6,700   6,797,934
Quebec, Province of Canada
               4.625%, 05/14/18.............................   5,000   5,265,115
Royal Bank of Canada
               1.250%, 06/16/17.............................   2,000   2,000,960
               1.500%, 01/16/18.............................   2,000   2,003,486
Toronto-Dominion Bank (The)
               1.400%, 04/30/18.............................   3,000   3,001,851
               1.750%, 07/23/18.............................   2,000   2,010,198
Other Securities............................................           5,625,334
                                                                     -----------
TOTAL CANADA................................................          26,704,878
                                                                     -----------

DENMARK -- (2.0%)
Kommunekredit
               1.250%, 08/27/18.............................   3,300   3,305,610
Other Securities............................................           1,501,200
                                                                     -----------
TOTAL DENMARK...............................................           4,806,810
                                                                     -----------

FINLAND -- (2.8%)
Municipality Finance P.L.C.
               1.125%, 04/17/18.............................   4,500   4,500,454
Other Securities............................................           2,002,806
                                                                     -----------
TOTAL FINLAND...............................................           6,503,260
                                                                     -----------

FRANCE -- (2.0%)
BNP Paribas SA
               1.375%, 03/17/17.............................   1,800   1,801,743
Societe Generale SA
               2.750%, 10/12/17.............................   1,980   2,005,522
Other Securities............................................           1,001,024
                                                                     -----------
TOTAL FRANCE................................................           4,808,289
                                                                     -----------

GERMANY -- (11.0%)
Erste Abwicklungsanstalt
               1.000%, 10/13/17.............................   1,800   1,798,166
               1.125%, 02/12/18.............................   2,000   1,997,082

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
GERMANY -- (Continued)
FMS Wertmanagement AoeR
    1.125%, 09/05/17.............................   5,000 $ 5,005,225
KFW
    1.000%, 09/07/18.............................   3,000   2,995,332
Landeskreditbank Baden- Wuerttemberg Foerderbank
    1.000%, 04/23/18.............................   5,500   5,489,847
State of North Rhine-Westphalia
    1.125%, 11/21/17.............................   3,000   2,999,586
    1.375%, 07/16/18.............................   2,500   2,508,507
Other Securities.................................           2,915,935
                                                          -----------
TOTAL GERMANY....................................          25,709,680
                                                          -----------

IRELAND -- (0.5%)
Other Securities.................................           1,204,738
                                                          -----------

JAPAN -- (3.9%)
Toyota Motor Credit Corp.
    1.750%, 05/22/17.............................   5,000   5,019,315
    1.550%, 07/13/18.............................   1,500   1,506,684
Other Securities.................................           2,726,816
                                                          -----------
TOTAL JAPAN......................................           9,252,815
                                                          -----------

NETHERLANDS -- (6.7%)
Bank Nederlandse Gemeenten NV
##  1.000%, 09/20/18.............................   5,000   4,982,860
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    1.700%, 03/19/18.............................   3,435   3,446,600
Nederlandse Waterschapsbank NV
    0.875%, 07/13/18.............................   3,500   3,482,451
Other Securities.................................           3,839,402
                                                          -----------
TOTAL NETHERLANDS................................          15,751,313
                                                          -----------

NORWAY -- (1.2%)
Statoil ASA
    1.200%, 01/17/18.............................   2,000   1,995,908
Other Securities.................................             748,997
                                                          -----------
TOTAL NORWAY.....................................           2,744,905
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.0%)
African Development Bank
    1.625%, 10/02/18.............................   2,250   2,271,440
                                                          -----------

SWEDEN -- (3.6%)
Kommuninvest I Sverige AB
    1.000%, 01/29/18.............................   3,000   2,997,069
Svensk Exportkredit AB
    1.125%, 04/05/18.............................   2,430   2,430,705

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SWEDEN -- (Continued)
Svenska Handelsbanken AB
    1.625%, 03/21/18.............................   3,000 $3,007,401
                                                          ----------
TOTAL SWEDEN.....................................          8,435,175
                                                          ----------

SWITZERLAND -- (0.9%)
Other Securities.................................          2,098,249
                                                          ----------

UNITED KINGDOM -- (3.5%)
Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18.............................   4,000  3,983,600
Other Securities.................................          4,117,071
                                                          ----------
TOTAL UNITED KINGDOM.............................          8,100,671
                                                          ----------

UNITED STATES -- (26.0%)
AT&T, Inc.
    2.400%, 03/15/17.............................  $1,500  1,507,641
Berkshire Hathaway Finance Corp
    1.450%, 03/07/18.............................   2,000  2,009,944
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   4,000  4,018,224
Capital One Financial Corp.
    5.250%, 02/21/17.............................   1,492  1,510,249
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   1,500  1,507,014
Chevron Corp.
    1.344%, 11/09/17.............................   3,200  3,206,624
    1.365%, 03/02/18.............................   1,762  1,764,867
Cisco Systems, Inc.
    1.650%, 06/15/18.............................   5,300  5,337,243
Exxon Mobil Corp.
    1.439%, 03/01/18.............................   3,000  3,010,707
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................   1,715  1,721,949
NYSE Euronext
    2.000%, 10/05/17.............................   1,500  1,512,765

                                                 FACE
                                                AMOUNT^    VALUE+
                                                -------    ------
                                                 (000)
UNITED STATES -- (Continued)
Pfizer, Inc.
      1.200%, 06/01/18......................... $ 5,000 $  5,003,205
UnitedHealth Group, Inc.
      6.000%, 06/15/17.........................   1,500    1,545,975
Other Securities...............................           27,214,231
                                                        ------------
TOTAL UNITED STATES............................           60,870,638
                                                        ------------
TOTAL BONDS....................................          195,582,798
                                                        ------------

AGENCY OBLIGATIONS -- (5.6%)
Federal Home Loan Mortgage Corporation
      0.750%, 01/12/18.........................   8,000    7,998,264
Federal National Mortgage Association
      1.875%, 09/18/18.........................   5,000    5,089,485
                                                        ------------
TOTAL AGENCY OBLIGATIONS.......................           13,087,749
                                                        ------------

U.S. TREASURY OBLIGATIONS -- (10.9%)
U.S. Treasury Notes
^^    0.875%, 11/15/17.........................  22,500   22,532,512
      0.875%, 01/15/18.........................   3,000    3,004,806
                                                        ------------
TOTAL U.S. TREASURY OBLIGATIONS................           25,537,318
                                                        ------------
TOTAL INVESTMENT SECURITIES....................          234,207,865
                                                        ------------

                                                SHARES
                                                ------
SECURITIES LENDING COLLATERAL -- (--%)
(S)@  DFA Short Term Investment Fund...........      23          270
                                                        ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $234,199,804)..........................          $234,208,135
                                                        ============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------
                               LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                               ------- ------------ ------- ------------
Bonds
 Australia....................   --    $ 16,319,937   --    $ 16,319,937
 Canada.......................   --      26,704,878   --      26,704,878
 Denmark......................   --       4,806,810   --       4,806,810
 Finland......................   --       6,503,260   --       6,503,260
 France.......................   --       4,808,289   --       4,808,289
 Germany......................   --      25,709,680   --      25,709,680
 Ireland......................   --       1,204,738   --       1,204,738
 Japan........................   --       9,252,815   --       9,252,815
 Netherlands..................   --      15,751,313   --      15,751,313
 Norway.......................   --       2,744,905   --       2,744,905

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                     LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                     -------- ------------ ------- ------------
 Supranational Organization
   Obligations......................       -- $  2,271,440   --    $  2,271,440
 Sweden.............................       --    8,435,175   --       8,435,175
 Switzerland........................       --    2,098,249   --       2,098,249
 United Kingdom.....................       --    8,100,671   --       8,100,671
 United States......................       --   60,870,638   --      60,870,638
Agency Obligations..................       --   13,087,749   --      13,087,749
U.S. Treasury Obligations...........       --   25,537,318   --      25,537,318
Securities Lending Collateral.......       --          270   --             270
Futures Contracts**................. $251,626           --   --         251,626
                                     -------- ------------   --    ------------
TOTAL............................... $251,626 $234,208,135   --    $234,459,761
                                     ======== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                              PERCENTAGE
                                       SHARES     VALUE+    OF NET ASSETS**
                                       ------     ------    ---------------
    COMMON STOCKS -- (94.5%)
    Consumer Discretionary -- (14.2%)
    *   Amazon.com, Inc...............  16,644 $ 13,145,764            1.5%
        Comcast Corp. Class A......... 135,240    8,360,537            1.0%
        Home Depot, Inc. (The)........  49,003    5,978,856            0.7%
        McDonald's Corp...............  34,541    3,888,280            0.5%
        Time Warner, Inc..............  36,139    3,216,010            0.4%
        Walt Disney Co. (The).........  67,452    6,252,126            0.7%
        Other Securities..............           86,938,994           10.2%
                                               ------------           -----
    Total Consumer Discretionary......          127,780,567           15.0%
                                               ------------           -----
    Consumer Staples -- (8.8%)
        Altria Group, Inc.............  79,821    5,277,765            0.6%
        Coca-Cola Co. (The)........... 142,593    6,045,943            0.7%
        CVS Health Corp...............  48,410    4,071,281            0.5%
        PepsiCo, Inc..................  58,593    6,281,170            0.7%
        Philip Morris International,
         Inc..........................  47,352    4,566,627            0.5%
        Procter & Gamble Co. (The).... 103,082    8,947,518            1.1%
        Wal-Mart Stores, Inc..........  86,141    6,031,593            0.7%
        Other Securities..............           37,710,466            4.5%
                                               ------------           -----
    Total Consumer Staples............           78,932,363            9.3%
                                               ------------           -----
    Energy -- (5.9%)
        Chevron Corp..................  61,119    6,402,215            0.8%
        Exxon Mobil Corp.............. 138,324   11,525,156            1.4%
        Schlumberger, Ltd.............  41,728    3,264,381            0.4%
        Other Securities..............           31,555,639            3.6%
                                               ------------           -----
    Total Energy......................           52,747,391            6.2%
                                               ------------           -----
    Financials -- (12.9%)
        Bank of America Corp.......... 267,185    4,408,553            0.5%
    *   Berkshire Hathaway, Inc.
         Class B......................  60,345    8,707,784            1.0%
        Citigroup, Inc................  75,262    3,699,127            0.4%
        JPMorgan Chase & Co........... 145,465   10,074,906            1.2%
        Wells Fargo & Co.............. 191,846    8,826,834            1.0%
        Other Securities..............           79,882,386            9.5%
                                               ------------           -----
    Total Financials..................          115,599,590           13.6%
                                               ------------           -----
    Health Care -- (12.3%)
        AbbVie, Inc...................  66,571    3,713,330            0.4%
        Amgen, Inc....................  29,359    4,144,316            0.5%
        Gilead Sciences, Inc..........  54,053    3,979,922            0.5%
        Johnson & Johnson............. 107,847   12,509,174            1.5%
        Medtronic P.L.C...............  40,674    3,336,082            0.4%
        Merck & Co., Inc.............. 119,713    7,029,547            0.8%
        Pfizer, Inc................... 292,583    9,277,807            1.1%
        UnitedHealth Group, Inc.......  37,625    5,317,541            0.6%
        Other Securities..............           60,905,220            7.1%
                                               ------------           -----
    Total Health Care.................          110,212,939           12.9%
                                               ------------           -----

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                      ------      ------    ---------------
Industrials -- (11.2%)
      3M Co.........................................................    24,565 $  4,060,594            0.5%
      Boeing Co. (The)..............................................    23,780    3,386,985            0.4%
      General Electric Co...........................................   230,877    6,718,521            0.8%
      Honeywell International, Inc..................................    31,952    3,504,495            0.4%
      Union Pacific Corp............................................    37,430    3,300,577            0.4%
      United Parcel Service, Inc. Class B...........................    28,060    3,023,746            0.4%
      United Technologies Corp......................................    36,270    3,706,794            0.4%
      Other Securities..............................................             73,222,851            8.6%
                                                                               ------------          ------
Total Industrials...................................................            100,924,563           11.9%
                                                                               ------------          ------
Information Technology -- (19.9%)
*     Alphabet, Inc. Class A........................................     9,593    7,769,371            0.9%
*     Alphabet, Inc. Class C........................................    10,253    8,043,889            1.0%
      Apple, Inc....................................................   272,646   30,956,227            3.6%
      Cisco Systems, Inc............................................   198,197    6,080,684            0.7%
*     Facebook, Inc. Class A........................................    59,975    7,856,125            0.9%
      Intel Corp....................................................   250,249    8,726,183            1.0%
      International Business Machines Corp..........................    36,994    5,685,608            0.7%
      Mastercard, Inc. Class A......................................    39,435    4,220,334            0.5%
      Microsoft Corp................................................   268,968   16,116,563            1.9%
      Oracle Corp...................................................   121,109    4,653,008            0.6%
      QUALCOMM, Inc.................................................    57,128    3,925,836            0.5%
#     Visa, Inc. Class A............................................    58,180    4,800,432            0.6%
      Other Securities..............................................             69,767,237            8.1%
                                                                               ------------          ------
Total Information Technology........................................            178,601,497           21.0%
                                                                               ------------          ------
Materials -- (3.6%)
      Other Securities..............................................             32,740,265            3.8%
                                                                               ------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................              1,600,080            0.2%
                                                                               ------------          ------
Telecommunication Services -- (3.0%)
      AT&T, Inc.....................................................   347,768   12,794,385            1.5%
      Verizon Communications, Inc...................................   202,782    9,753,814            1.1%
      Other Securities..............................................              4,152,720            0.5%
                                                                               ------------          ------
Total Telecommunication Services....................................             26,700,919            3.1%
                                                                               ------------          ------
Utilities -- (2.5%)
      Other Securities..............................................             22,316,605            2.6%
                                                                               ------------          ------
TOTAL COMMON STOCKS.................................................            848,156,779           99.6%
                                                                               ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                  7,339            0.0%
                                                                               ------------          ------
TOTAL INVESTMENT SECURITIES.........................................            848,164,118
                                                                               ------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 3,254,122    3,254,122            0.4%
                                                                               ------------          ------
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@  DFA Short Term Investment Fund................................ 3,978,329   46,037,222            5.4%
                                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $843,199,221).............................................             $897,455,462          105.4%
                                                                               ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
Common Stocks
 Consumer Discretionary......... $127,780,567          --   --    $127,780,567
 Consumer Staples...............   78,932,363          --   --      78,932,363
 Energy.........................   52,747,391          --   --      52,747,391
 Financials.....................  115,599,590          --   --     115,599,590
 Health Care....................  110,212,939          --   --     110,212,939
 Industrials....................  100,924,563          --   --     100,924,563
 Information Technology.........  178,601,497          --   --     178,601,497
 Materials......................   32,740,265          --   --      32,740,265
 Real Estate....................    1,600,080          --   --       1,600,080
 Telecommunication Services.....   26,700,919          --   --      26,700,919
 Utilities......................   22,316,605          --   --      22,316,605
Rights/Warrants.................           -- $     7,339   --           7,339
Temporary Cash Investments......    3,254,122          --   --       3,254,122
Securities Lending Collateral...           --  46,037,222   --      46,037,222
                                 ------------ -----------   --    ------------
TOTAL........................... $851,410,901 $46,044,561   --    $897,455,462
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                   VALUE+
                                                               ---------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The U.S. Large Cap Value Series of The DFA
    Investment Trust Company.................................. $17,646,269,059
                                                               ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $13,161,852,368)....................................... $17,646,269,059
                                                               ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS**
                                                        ------       ------     ---------------
COMMON STOCKS -- (85.7%)
Consumer Discretionary -- (11.1%)
#   CalAtlantic Group, Inc............................   950,452 $   30,718,609            0.4%
#   Penske Automotive Group, Inc......................   670,459     30,003,040            0.4%
    PulteGroup, Inc................................... 2,619,087     48,715,018            0.6%
#*  Toll Brothers, Inc................................ 1,825,686     50,096,824            0.6%
#   Wendy's Co. (The)................................. 2,467,549     26,748,231            0.3%
    Other Securities..................................              842,546,526           10.5%
                                                                 --------------           -----
Total Consumer Discretionary..........................            1,028,828,248           12.8%
                                                                 --------------           -----
Consumer Staples -- (2.4%)
    Ingredion, Inc....................................   308,331     40,443,777            0.5%
*   Post Holdings, Inc................................   452,753     34,513,361            0.4%
    Other Securities..................................              152,404,280            1.9%
                                                                 --------------           -----
Total Consumer Staples................................              227,361,418            2.8%
                                                                 --------------           -----
Energy -- (7.0%)
#   CONSOL Energy, Inc................................ 2,053,549     34,807,656            0.4%
#   Helmerich & Payne, Inc............................   981,328     61,931,610            0.8%
#   Nabors Industries, Ltd............................ 2,649,417     31,528,062            0.4%
#   Patterson-UTI Energy, Inc......................... 1,467,463     32,988,568            0.4%
#*  Transocean, Ltd................................... 3,859,284     37,087,719            0.5%
*   WPX Energy, Inc................................... 2,495,721     27,103,530            0.3%
    Other Securities..................................              423,271,669            5.2%
                                                                 --------------           -----
Total Energy..........................................              648,718,814            8.0%
                                                                 --------------           -----
Financials -- (23.5%)
    Allied World Assurance Co. Holdings AG............   916,893     39,408,061            0.5%
    American Financial Group, Inc.....................   410,982     30,618,159            0.4%
    Assurant, Inc.....................................   690,273     55,580,782            0.7%
    Assured Guaranty, Ltd............................. 1,411,615     42,193,172            0.5%
    Axis Capital Holdings, Ltd........................   833,379     47,477,602            0.6%
    Endurance Specialty Holdings, Ltd.................   556,970     51,213,391            0.6%
#   Investors Bancorp, Inc............................ 3,372,014     41,340,892            0.5%
    Old Republic International Corp................... 1,651,907     27,851,152            0.4%
#   PacWest Bancorp................................... 1,062,252     46,091,114            0.6%
#   People's United Financial, Inc.................... 3,573,174     58,028,346            0.7%
#   Prosperity Bancshares, Inc........................   566,971     31,449,881            0.4%
    Reinsurance Group of America, Inc.................   529,505     57,112,409            0.7%
#   RenaissanceRe Holdings, Ltd.......................   413,158     51,351,408            0.6%
    Umpqua Holdings Corp.............................. 2,309,943     35,295,929            0.4%
    Validus Holdings, Ltd.............................   731,070     37,357,677            0.5%
#   WR Berkley Corp...................................   503,536     28,751,906            0.4%
#   Zions Bancorporation.............................. 2,055,260     66,199,925            0.8%
    Other Securities..................................            1,442,305,161           17.8%
                                                                 --------------           -----
Total Financials......................................            2,189,626,967           27.1%
                                                                 --------------           -----
Health Care -- (4.1%)
    Other Securities..................................              378,473,936            4.7%
                                                                 --------------           -----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES        VALUE+     OF NET ASSETS**
                                                                       ------        ------     ---------------
Industrials -- (17.2%)
*     AECOM.........................................................   1,159,540 $   32,293,189            0.4%
      AGCO Corp.....................................................     894,626     45,697,496            0.6%
      Curtiss-Wright Corp...........................................     299,743     26,862,968            0.3%
#*    Genesee & Wyoming, Inc. Class A...............................     449,223     30,520,211            0.4%
*     Jacobs Engineering Group, Inc.................................   1,318,143     67,989,816            0.8%
*     Quanta Services, Inc..........................................   1,588,395     45,666,356            0.6%
      Ryder System, Inc.............................................     518,458     35,975,801            0.5%
#     Trinity Industries, Inc.......................................   1,681,931     35,909,227            0.4%
*     United Rentals, Inc...........................................     381,529     28,866,484            0.4%
      Other Securities..............................................              1,250,108,938           15.4%
                                                                                 --------------          ------
Total Industrials...................................................              1,599,890,486           19.8%
                                                                                 --------------          ------
Information Technology -- (12.7%)
*     Arrow Electronics, Inc........................................     917,670     56,087,990            0.7%
      Avnet, Inc....................................................   1,392,357     58,409,376            0.7%
#*    Cirrus Logic, Inc.............................................     580,482     31,334,418            0.4%
#*    First Solar, Inc..............................................     938,396     37,995,654            0.5%
      Ingram Micro, Inc. Class A....................................   1,355,507     50,424,860            0.6%
      Marvell Technology Group, Ltd.................................   2,895,763     37,731,792            0.5%
      Other Securities..............................................                906,143,941           11.2%
                                                                                 --------------          ------
Total Information Technology........................................              1,178,128,031           14.6%
                                                                                 --------------          ------
Materials -- (5.9%)
      Albemarle Corp................................................     447,820     37,415,361            0.5%
      Huntsman Corp.................................................   1,712,055     29,019,332            0.4%
      Reliance Steel & Aluminum Co..................................     799,232     54,971,177            0.7%
      Steel Dynamics, Inc...........................................   1,783,702     48,980,457            0.6%
      Other Securities..............................................                377,919,526            4.6%
                                                                                 --------------          ------
Total Materials.....................................................                548,305,853            6.8%
                                                                                 --------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                 31,044,144            0.4%
                                                                                 --------------          ------
Telecommunication Services -- (1.1%)
#     Frontier Communications Corp..................................  10,593,249     42,584,861            0.5%
      Other Securities..............................................                 60,816,043            0.8%
                                                                                 --------------          ------
Total Telecommunication Services....................................                103,400,904            1.3%
                                                                                 --------------          ------
Utilities -- (0.4%)
      Other Securities..............................................                 41,264,674            0.5%
                                                                                 --------------          ------
TOTAL COMMON STOCKS.................................................              7,975,043,475           98.8%
                                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES.........................................              7,975,043,475
                                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%.......................................................  87,592,812     87,592,812            1.1%
                                                                                 --------------          ------

SECURITIES LENDING COLLATERAL -- (13.4%)
(S)@  DFA Short Term Investment Fund................................ 107,201,971  1,240,541,205           15.4%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,412,322,925)...........................................               $9,303,177,492          115.3%
                                                                                 ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------  -------------- ------- --------------
Common Stocks
 Consumer Discretionary......... $1,028,828,248              --   --    $1,028,828,248
 Consumer Staples...............    227,361,418              --   --       227,361,418
 Energy.........................    648,718,814              --   --       648,718,814
 Financials.....................  2,189,620,054  $        6,913   --     2,189,626,967
 Health Care....................    378,473,936              --   --       378,473,936
 Industrials....................  1,599,890,486              --   --     1,599,890,486
 Information Technology.........  1,178,128,031              --   --     1,178,128,031
 Materials......................    548,305,853              --   --       548,305,853
 Real Estate....................     31,044,144              --   --        31,044,144
 Telecommunication Services.....    103,400,904              --   --       103,400,904
 Utilities......................     41,264,674              --   --        41,264,674
Temporary Cash Investments......     87,592,812              --   --        87,592,812
Securities Lending Collateral...             --   1,240,541,205   --     1,240,541,205
Futures Contracts**.............     (2,038,880)             --   --        (2,038,880)
                                 --------------  --------------   --    --------------
TOTAL........................... $8,060,590,494  $1,240,548,118   --    $9,301,138,612
                                 ==============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS**
                                                        ------       ------     ---------------
COMMON STOCKS -- (85.5%)
Consumer Discretionary -- (11.2%)
    Aaron's, Inc...................................... 2,619,654 $   64,731,650            0.5%
#   Marriott Vacations Worldwide Corp.................   886,647     56,373,016            0.5%
    Scholastic Corp................................... 1,405,229     53,750,009            0.4%
    Other Securities..................................            1,437,550,390           11.4%
                                                                 --------------           -----
Total Consumer Discretionary..........................            1,612,405,065           12.8%
                                                                 --------------           -----
Consumer Staples -- (3.9%)
*   Darling Ingredients, Inc.......................... 5,273,808     71,723,789            0.6%
#   Fresh Del Monte Produce, Inc...................... 1,819,097    109,782,504            0.9%
#*  Post Holdings, Inc................................   729,726     55,627,013            0.4%
#*  Seaboard Corp.....................................    18,550     62,791,750            0.5%
    Other Securities..................................              266,035,208            2.1%
                                                                 --------------           -----
Total Consumer Staples................................              565,960,264            4.5%
                                                                 --------------           -----
Energy -- (9.1%)
#   Nabors Industries, Ltd............................ 6,743,367     80,246,067            0.6%
#*  Oasis Petroleum, Inc.............................. 7,099,759     74,476,472            0.6%
#   Patterson-UTI Energy, Inc......................... 5,206,407    117,040,029            0.9%
#*  PDC Energy, Inc................................... 1,354,503     83,071,669            0.7%
#   Rowan Cos. P.L.C. Class A......................... 4,670,168     61,973,129            0.5%
*   RSP Permian, Inc.................................. 2,076,424     74,958,906            0.6%
#*  WPX Energy, Inc................................... 8,320,294     90,358,393            0.7%
    Other Securities..................................              728,160,751            5.8%
                                                                 --------------           -----
Total Energy..........................................            1,310,285,416           10.4%
                                                                 --------------           -----
Financials -- (23.3%)
    American Equity Investment Life Holding Co........ 3,022,120     54,186,612            0.4%
    Argo Group International Holdings, Ltd............ 1,114,881     61,987,384            0.5%
    Aspen Insurance Holdings, Ltd..................... 2,180,395    105,204,059            0.8%
#   Associated Banc-Corp.............................. 5,119,075    103,917,222            0.8%
    CNO Financial Group, Inc.......................... 5,075,652     76,540,832            0.6%
    Endurance Specialty Holdings, Ltd................. 1,510,269    138,869,235            1.1%
#   FNB Corp.......................................... 4,087,225     53,420,031            0.4%
#   Fulton Financial Corp............................. 5,483,715     81,707,353            0.7%
#   Hancock Holding Co................................ 2,430,305     81,536,733            0.7%
#   Hanover Insurance Group, Inc. (The)............... 1,211,123     92,275,461            0.7%
#   Iberiabank Corp................................... 1,089,503     71,525,872            0.6%
#   Kemper Corp....................................... 1,719,925     64,583,184            0.5%
    MB Financial, Inc................................. 2,019,391     73,485,638            0.6%
#   Old National Bancorp.............................. 3,911,008     57,491,818            0.5%
#   Provident Financial Services, Inc................. 2,304,932     52,298,907            0.4%
#   Selective Insurance Group, Inc.................... 1,813,049     66,992,161            0.5%
#   Washington Federal, Inc........................... 3,026,177     82,463,323            0.7%
#   Webster Financial Corp............................ 1,721,848     69,562,659            0.6%
#   Wintrust Financial Corp........................... 1,662,760     89,705,902            0.7%
    Other Securities..................................            1,872,244,452           14.8%
                                                                 --------------           -----
Total Financials......................................            3,349,998,838           26.6%
                                                                 --------------           -----
Health Care -- (3.9%)
#*  LifePoint Health, Inc............................. 1,329,027     79,542,266            0.6%
    Other Securities..................................              478,998,709            3.8%
                                                                 --------------           -----
Total Health Care.....................................              558,540,975            4.4%
                                                                 --------------           -----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (16.3%)
#     AMERCO........................................................     257,968 $    83,166,304            0.7%
#*    DigitalGlobe, Inc.............................................   2,364,203      59,341,495            0.5%
#*    Esterline Technologies Corp...................................   1,119,490      82,226,540            0.7%
#     GATX Corp.....................................................   1,668,824      73,044,426            0.6%
#     Terex Corp....................................................   2,260,148      53,972,334            0.4%
#*    WESCO International, Inc......................................   1,292,611      70,059,516            0.6%
      Other Securities..............................................               1,921,247,349           15.1%
                                                                                 ---------------          ------
Total Industrials...................................................               2,343,057,964           18.6%
                                                                                 ---------------          ------
Information Technology -- (11.8%)
*     CACI International, Inc. Class A..............................     858,360      83,990,526            0.7%
#     Convergys Corp................................................   3,815,481     111,412,045            0.9%
      MKS Instruments, Inc..........................................   1,746,536      88,112,741            0.7%
*     Sanmina Corp..................................................   2,632,783      72,796,450            0.6%
#     SYNNEX Corp...................................................   1,127,587     115,622,771            0.9%
*     Tech Data Corp................................................   1,052,415      81,057,003            0.7%
#     Vishay Intertechnology, Inc...................................   4,973,378      70,124,630            0.6%
      Other Securities..............................................               1,073,379,767            8.3%
                                                                                 ---------------          ------
Total Information Technology........................................               1,696,495,933           13.4%
                                                                                 ---------------          ------
Materials -- (4.9%)
#     Commercial Metals Co..........................................   4,211,702      66,165,838            0.5%
      Domtar Corp...................................................   2,244,104      80,675,539            0.6%
      Hecla Mining Co...............................................  11,724,548      70,230,043            0.6%
      Other Securities..............................................                 487,436,138            3.9%
                                                                                 ---------------          ------
Total Materials.....................................................                 704,507,558            5.6%
                                                                                 ---------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                  23,804,157            0.2%
                                                                                 ---------------          ------
Telecommunication Services -- (0.7%)
      Other Securities..............................................                 103,486,357            0.8%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  23,427,929            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              12,291,970,456           97.5%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              12,291,970,456
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (2.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 283,404,183     283,404,183            2.2%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund................................ 155,722,809   1,802,024,349           14.3%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,171,084,667)..........................................               $14,377,398,988          114.0%
                                                                                 ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------------------
                                        LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                    ---------------  -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 1,612,405,065              --   --    $ 1,612,405,065
 Consumer Staples..................     565,960,264              --   --        565,960,264
 Energy............................   1,310,285,416              --   --      1,310,285,416
 Financials........................   3,349,986,790  $       12,048   --      3,349,998,838
 Health Care.......................     558,540,975              --   --        558,540,975
 Industrials.......................   2,343,057,964              --   --      2,343,057,964
 Information Technology............   1,696,495,933              --   --      1,696,495,933
 Materials.........................     704,507,558              --   --        704,507,558
 Real Estate.......................      23,804,157              --   --         23,804,157
 Telecommunication Services........     103,486,357              --   --        103,486,357
 Utilities.........................      23,427,929              --   --         23,427,929
Temporary Cash Investments.........     283,404,183              --   --        283,404,183
Securities Lending Collateral......              --   1,802,024,349   --      1,802,024,349
Futures Contracts**................      (3,945,888)             --   --         (3,945,888)
                                    ---------------  --------------   --    ---------------
TOTAL.............................. $12,571,416,703  $1,802,036,397   --    $14,373,453,100
                                    ===============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                             PERCENTAGE
                                              SHARES        VALUE+         OF NET ASSETS**
                                              ------        ------         ---------------
COMMON STOCKS -- (90.3%)
Consumer Discretionary -- (14.0%)
*   Amazon.com, Inc.........................   250,397 $    197,768,559               1.3%
    Comcast Corp. Class A................... 1,901,433      117,546,588               0.8%
    Home Depot, Inc. (The)..................   756,178       92,261,278               0.6%
    McDonald's Corp.........................   530,776       59,749,454               0.4%
    Starbucks Corp..........................   870,072       46,174,721               0.3%
    Time Warner, Inc........................   482,981       42,980,479               0.3%
    Walt Disney Co. (The)...................   805,208       74,634,730               0.5%
    Other Securities........................              1,657,204,270              11.1%
                                                       ----------------              -----
Total Consumer Discretionary................              2,288,320,079              15.3%
                                                       ----------------              -----
Consumer Staples -- (7.8%)
    Altria Group, Inc....................... 1,195,886       79,071,982               0.5%
    Coca-Cola Co. (The)..................... 2,096,157       88,877,057               0.6%
    CVS Health Corp.........................   645,839       54,315,060               0.4%
    PepsiCo, Inc............................   877,848       94,105,306               0.6%
    Philip Morris International, Inc........   687,129       66,266,721               0.5%
    Procter & Gamble Co. (The).............. 1,135,621       98,571,903               0.7%
    Wal-Mart Stores, Inc.................... 1,208,559       84,623,301               0.6%
    Other Securities........................                706,978,514               4.6%
                                                       ----------------              -----
Total Consumer Staples......................              1,272,809,844               8.5%
                                                       ----------------              -----
Energy -- (5.4%)
    Chevron Corp............................   976,212      102,258,207               0.7%
    Exxon Mobil Corp........................ 2,081,293      173,413,333               1.2%
    Other Securities........................                613,459,356               4.0%
                                                       ----------------              -----
Total Energy................................                889,130,896               5.9%
                                                       ----------------              -----
Financials -- (13.2%)
    Bank of America Corp.................... 4,254,770       70,203,705               0.5%
*   Berkshire Hathaway, Inc. Class B........   839,905      121,198,291               0.8%
    Citigroup, Inc.......................... 1,228,689       60,390,064               0.4%
    JPMorgan Chase & Co..................... 1,957,414      135,570,494               0.9%
    Wells Fargo & Co........................ 2,832,919      130,342,603               0.9%
    Other Securities........................              1,653,107,668              11.0%
                                                       ----------------              -----
Total Financials............................              2,170,812,825              14.5%
                                                       ----------------              -----
Health Care -- (10.3%)
    AbbVie, Inc.............................   996,807       55,601,894               0.4%
    Amgen, Inc..............................   323,892       45,720,595               0.3%
    Gilead Sciences, Inc....................   809,650       59,614,529               0.4%
    Johnson & Johnson....................... 1,195,271      138,639,483               0.9%
    Merck & Co., Inc........................ 1,202,109       70,587,840               0.5%
    Pfizer, Inc............................. 2,732,131       86,635,874               0.6%
    UnitedHealth Group, Inc.................   505,441       71,433,977               0.5%
    Other Securities........................              1,152,557,911               7.6%
                                                       ----------------              -----
Total Health Care...........................              1,680,792,103              11.2%
                                                       ----------------              -----
Industrials -- (12.0%)
    3M Co...................................   374,232       61,860,550               0.4%
#   Boeing Co. (The)........................   368,258       52,450,987               0.4%
    General Electric Co..................... 2,137,237       62,193,597               0.4%
    Lockheed Martin Corp....................   168,798       41,588,451               0.3%
    Union Pacific Corp......................   498,031       43,916,374               0.3%
    United Parcel Service, Inc. Class B.....   428,021       46,123,543               0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                 SHARES         VALUE+         OF NET ASSETS**
                                                                 ------         ------         ---------------
Industrials -- (Continued)
      United Technologies Corp................................     496,912 $     50,784,406               0.4%
      Other Securities........................................                1,615,098,714              10.7%
                                                                           ----------------             ------
Total Industrials.............................................                1,974,016,622              13.2%
                                                                           ----------------             ------
Information Technology -- (18.1%)
      Accenture P.L.C. Class A................................     364,757       42,399,354               0.3%
*     Alphabet, Inc. Class A..................................      96,373       78,052,493               0.5%
*     Alphabet, Inc. Class C..................................     101,097       79,314,640               0.5%
      Apple, Inc..............................................   3,494,715      396,789,941               2.7%
      Cisco Systems, Inc......................................   3,096,820       95,010,438               0.6%
*     Facebook, Inc. Class A..................................     724,263       94,871,210               0.6%
      Intel Corp..............................................   3,555,626      123,984,679               0.8%
#     International Business Machines Corp....................     550,964       84,677,657               0.6%
      Mastercard, Inc. Class A................................     586,074       62,721,639               0.4%
      Microsoft Corp..........................................   3,909,747      234,272,040               1.6%
      Oracle Corp.............................................   1,433,762       55,085,136               0.4%
      QUALCOMM, Inc...........................................     905,277       62,210,635               0.4%
#     Visa, Inc. Class A......................................     980,278       80,882,738               0.6%
      Other Securities........................................                1,467,222,979               9.8%
                                                                           ----------------             ------
Total Information Technology..................................                2,957,495,579              19.8%
                                                                           ----------------             ------
Materials -- (4.1%)
      Other Securities........................................                  665,729,324               4.5%
                                                                           ----------------             ------
Real Estate -- (0.2%)
      Other Securities........................................                   36,928,080               0.3%
                                                                           ----------------             ------
Telecommunication Services -- (2.4%)
      AT&T, Inc...............................................   4,867,797      179,086,252               1.2%
      Verizon Communications, Inc.............................   2,600,726      125,094,921               0.9%
      Other Securities........................................                   89,185,801               0.5%
                                                                           ----------------             ------
Total Telecommunication Services..............................                  393,366,974               2.6%
                                                                           ----------------             ------
Utilities -- (2.8%)
      Other Securities........................................                  466,182,552               3.1%
                                                                           ----------------             ------
TOTAL COMMON STOCKS...........................................               14,795,584,878              98.9%
                                                                           ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................................                      288,782               0.0%
                                                                           ----------------             ------

                                                                  FACE
                                                                 AMOUNT
                                                                 ------
                                                                 (000)
BONDS -- (0.0%)
Financials -- (0.0%)
      Other Securities........................................                          486               0.0%
                                                                           ----------------             ------
TOTAL INVESTMENT SECURITIES...................................               14,795,874,146
                                                                           ----------------

                                                                 SHARES
                                                                 ------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market
       Fund, 0.260%........................................... 164,854,069      164,854,069               1.1%
                                                                           ----------------             ------

SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@  DFA Short Term Investment Fund.......................... 122,384,250    1,416,230,536               9.5%
                                                                           ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,906,896,966)....................................               $ 16,376,958,751             109.5%
                                                                           ================             ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 ---------------  -------------- ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 2,288,319,629  $          450   --    $ 2,288,320,079
 Consumer Staples...............   1,272,809,844              --   --      1,272,809,844
 Energy.........................     889,130,896              --   --        889,130,896
 Financials.....................   2,170,812,811              14   --      2,170,812,825
 Health Care....................   1,680,792,103              --   --      1,680,792,103
 Industrials....................   1,974,016,622              --   --      1,974,016,622
 Information Technology.........   2,957,495,579              --   --      2,957,495,579
 Materials......................     665,729,324              --   --        665,729,324
 Real Estate....................      36,928,080              --   --         36,928,080
 Telecommunication Services.....     393,366,974              --   --        393,366,974
 Utilities......................     466,182,552              --   --        466,182,552
Rights/Warrants.................              --         288,782   --            288,782
Bonds
 Financials.....................              --             486   --                486
Temporary Cash Investments......     164,854,069              --   --        164,854,069
Securities Lending Collateral...              --   1,416,230,536   --      1,416,230,536
Futures Contracts**.............      (3,223,874)             --   --         (3,223,874)
                                 ---------------  --------------   --    ---------------
TOTAL........................... $14,957,214,609  $1,416,520,268   --    $16,373,734,877
                                 ===============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                           PERCENTAGE
                                            SHARES        VALUE+         OF NET ASSETS**
                                            ------        ------         ---------------
COMMON STOCKS -- (89.1%)
Consumer Discretionary -- (12.8%)
*   Amazon.com, Inc.......................    92,798 $     73,293,716               0.4%
    Comcast Corp. Class A................. 2,688,214      166,185,389               1.0%
    Ford Motor Co......................... 4,094,278       48,066,824               0.3%
    General Motors Co..................... 1,628,062       51,446,759               0.3%
    Time Warner, Inc......................   819,384       72,916,982               0.4%
    Walt Disney Co. (The).................   797,924       73,959,576               0.4%
    Other Securities......................              1,912,343,860              11.4%
                                                     ----------------              -----
Total Consumer Discretionary..............              2,398,213,106              14.2%
                                                     ----------------              -----
Consumer Staples -- (6.5%)
    Coca-Cola Co. (The)................... 1,116,947       47,358,553               0.3%
    CVS Health Corp.......................   951,257       80,000,714               0.5%
    Mondelez International, Inc. Class A.. 1,063,522       47,794,679               0.3%
    PepsiCo, Inc..........................   441,915       47,373,288               0.3%
    Procter & Gamble Co. (The)............ 1,378,860      119,685,048               0.7%
    Wal-Mart Stores, Inc.................. 1,736,979      121,623,270               0.7%
    Walgreens Boots Alliance, Inc.........   601,602       49,770,533               0.3%
    Other Securities......................                704,946,070               4.1%
                                                     ----------------              -----
Total Consumer Staples....................              1,218,552,155               7.2%
                                                     ----------------              -----
Energy -- (6.6%)
    Chevron Corp..........................   903,415       94,632,721               0.6%
    Exxon Mobil Corp...................... 3,452,202      287,637,471               1.7%
    Schlumberger, Ltd.....................   707,001       55,308,688               0.3%
    Other Securities......................                792,436,584               4.7%
                                                     ----------------              -----
Total Energy..............................              1,230,015,464               7.3%
                                                     ----------------              -----
Financials -- (15.4%)
    American Express Co...................   891,891       59,239,400               0.4%
    Bank of America Corp.................. 4,757,621       78,500,746               0.5%
*   Berkshire Hathaway, Inc. Class B......   418,047       60,324,182               0.4%
    Citigroup, Inc........................ 1,387,754       68,208,109               0.4%
    JPMorgan Chase & Co................... 2,648,420      183,429,569               1.1%
    U.S. Bancorp.......................... 1,202,817       53,838,089               0.3%
    Wells Fargo & Co...................... 4,176,562      192,163,618               1.1%
    Other Securities......................              2,186,100,062              12.9%
                                                     ----------------              -----
Total Financials..........................              2,881,803,775              17.1%
                                                     ----------------              -----
Health Care -- (9.6%)
    Abbott Laboratories...................   977,224       38,346,270               0.2%
    Amgen, Inc............................   302,107       42,645,424               0.3%
*   Express Scripts Holding Co............   708,012       47,720,009               0.3%
    Johnson & Johnson..................... 1,146,077      132,933,471               0.8%
    Medtronic P.L.C.......................   632,272       51,858,949               0.3%
    Merck & Co., Inc...................... 1,166,009       68,468,048               0.4%
    Pfizer, Inc........................... 4,006,194      127,036,412               0.8%
    Thermo Fisher Scientific, Inc.........   263,037       38,674,330               0.2%
    UnitedHealth Group, Inc...............   576,403       81,463,036               0.5%
    Other Securities......................              1,159,142,075               6.8%
                                                     ----------------              -----
Total Health Care.........................              1,788,288,024              10.6%
                                                     ----------------              -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                        SHARES        VALUE+         OF NET ASSETS**
                                        ------        ------         ---------------
 Industrials -- (12.4%)
      FedEx Corp......................   216,896 $     37,809,311               0.2%
      General Electric Co............. 2,865,545       83,387,360               0.5%
      Union Pacific Corp..............   697,153       61,474,952               0.4%
      United Technologies Corp........   668,943       68,365,975               0.4%
      Other Securities................              2,076,061,696              12.3%
                                                 ----------------              -----
 Total Industrials....................              2,327,099,294              13.8%
                                                 ----------------              -----
 Information Technology -- (16.7%)
 *    Alphabet, Inc. Class A..........    92,515       74,927,898               0.5%
 *    Alphabet, Inc. Class C..........    97,000       76,100,380               0.5%
      Apple, Inc...................... 3,310,342      375,856,231               2.2%
      Cisco Systems, Inc.............. 4,466,540      137,033,447               0.8%
 *    Facebook, Inc. Class A..........   369,031       48,339,371               0.3%
      Hewlett Packard Enterprise Co... 1,807,285       40,609,694               0.3%
      Intel Corp...................... 5,141,165      179,272,424               1.1%
      Microsoft Corp.................. 3,539,615      212,093,731               1.3%
      Oracle Corp..................... 1,315,382       50,536,976               0.3%
      QUALCOMM, Inc................... 1,310,728       90,073,228               0.5%
 #    Visa, Inc. Class A..............   547,188       45,148,482               0.3%
      Other Securities................              1,784,149,765              10.4%
                                                 ----------------              -----
 Total Information Technology.........              3,114,141,627              18.5%
                                                 ----------------              -----
 Materials -- (4.2%)
      Dow Chemical Co. (The)..........   878,752       47,285,645               0.3%
      Other Securities................                742,321,499               4.4%
                                                 ----------------              -----
 Total Materials......................                789,607,144               4.7%
                                                 ----------------              -----
 Real Estate -- (0.3%)
      Other Securities................                 54,654,832               0.3%
                                                 ----------------              -----
 Telecommunication Services -- (2.7%)
      AT&T, Inc....................... 7,348,948      270,367,797               1.6%
      Verizon Communications, Inc..... 2,287,031      110,006,191               0.7%
      Other Securities................                121,517,343               0.7%
                                                 ----------------              -----
 Total Telecommunication Services.....                501,891,331               3.0%
                                                 ----------------              -----
 Utilities -- (1.9%)
      Other Securities................                359,606,647               2.2%
                                                 ----------------              -----
 TOTAL COMMON STOCKS..................             16,663,873,399              98.9%
                                                 ----------------              -----

 RIGHTS/WARRANTS -- (0.0%)
      Other Securities................                    316,401               0.0%
                                                 ----------------              -----

                                         FACE
                                        AMOUNT
                                        ------
                                        (000)
 BONDS -- (0.0%)
 Financials -- (0.0%)
      Other Securities................                      1,134               0.0%
                                                 ----------------              -----
 TOTAL INVESTMENT SECURITIES..........             16,664,190,934
                                                 ----------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                 SHARES         VALUE+         OF NET ASSETS**
                                                                 ------         ------         ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market
       Fund, 0.260%........................................... 183,777,496 $    183,777,496               1.1%
                                                                           ----------------             ------

SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund.......................... 161,181,286    1,865,189,843              11.1%
                                                                           ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,482,818,245)....................................               $ 18,713,158,273             111.1%
                                                                           ================             ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 ---------------  -------------- ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 2,398,212,074  $        1,032   --    $ 2,398,213,106
 Consumer Staples...............   1,218,552,155              --   --      1,218,552,155
 Energy.........................   1,230,015,464              --   --      1,230,015,464
 Financials.....................   2,881,802,054           1,721   --      2,881,803,775
 Health Care....................   1,788,288,024              --   --      1,788,288,024
 Industrials....................   2,327,099,294              --   --      2,327,099,294
 Information Technology.........   3,114,141,627              --   --      3,114,141,627
 Materials......................     789,607,144              --   --        789,607,144
 Real Estate....................      54,654,832              --   --         54,654,832
 Telecommunication Services.....     501,891,331              --   --        501,891,331
 Utilities......................     359,606,647              --   --        359,606,647
Rights/Warrants.................              --         316,401   --            316,401
Bonds
 Financials.....................              --           1,134   --              1,134
Temporary Cash Investments......     183,777,496              --   --        183,777,496
Securities Lending Collateral...              --   1,865,189,843   --      1,865,189,843
Futures Contracts**.............      (3,629,644)             --   --         (3,629,644)
                                 ---------------  --------------   --    ---------------
TOTAL........................... $16,844,018,498  $1,865,510,131   --    $18,709,528,629
                                 ===============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                    PERCENTAGE
                                            SHARES      VALUE+    OF NET ASSETS**
                                            ------      ------    ---------------
COMMON STOCKS -- (87.4%)
Consumer Discretionary -- (12.4%)
*   Charter Communications, Inc. Class A..    37,711 $  9,423,602            0.3%
    Comcast Corp. Class A.................   467,989   28,931,080            0.8%
    Ford Motor Co.........................   829,745    9,741,206            0.3%
    General Motors Co.....................   339,484   10,727,694            0.3%
    Time Warner, Inc......................    94,912    8,446,219            0.2%
    Walt Disney Co. (The).................   118,253   10,960,871            0.3%
    Other Securities......................            459,291,025           11.9%
                                                     ------------           -----
Total Consumer Discretionary..............            537,521,697           14.1%
                                                     ------------           -----
Consumer Staples -- (4.2%)
    CVS Health Corp.......................   102,304    8,603,766            0.2%
    JM Smucker Co. (The)..................    60,483    7,942,023            0.2%
    Procter & Gamble Co. (The)............    99,988    8,678,958            0.2%
    Wal-Mart Stores, Inc..................   179,784   12,588,476            0.3%
    Other Securities......................            144,905,623            3.9%
                                                     ------------           -----
Total Consumer Staples....................            182,718,846            4.8%
                                                     ------------           -----
Energy -- (6.9%)
    Chevron Corp..........................   222,498   23,306,665            0.6%
    Exxon Mobil Corp......................   465,409   38,777,878            1.0%
    Tesoro Corp...........................   121,066   10,286,978            0.3%
    Valero Energy Corp....................   125,201    7,416,907            0.2%
    Other Securities......................            218,565,840            5.7%
                                                     ------------           -----
Total Energy..............................            298,354,268            7.8%
                                                     ------------           -----
Financials -- (21.5%)
    American International Group, Inc.....   128,798    7,946,837            0.2%
    Bank of America Corp.................. 1,204,998   19,882,467            0.5%
    Chubb, Ltd............................    58,676    7,451,852            0.2%
    Citigroup, Inc........................   347,253   17,067,485            0.5%
    Endurance Specialty Holdings, Ltd.....    95,353    8,767,708            0.2%
    Fifth Third Bancorp...................   403,189    8,773,393            0.2%
    Goldman Sachs Group, Inc. (The).......    44,550    7,940,592            0.2%
    Huntington Bancshares, Inc............   748,332    7,932,319            0.2%
    JPMorgan Chase & Co...................   550,713   38,142,382            1.0%
    KeyCorp...............................   521,658    7,365,811            0.2%
    Principal Financial Group, Inc........   157,281    8,587,543            0.2%
    Travelers Cos., Inc. (The)............    66,684    7,213,875            0.2%
    Wells Fargo & Co......................   913,280   42,020,013            1.1%
    Other Securities......................            743,387,298           19.5%
                                                     ------------           -----
Total Financials..........................            932,479,575           24.4%
                                                     ------------           -----
Health Care -- (7.1%)
*   Allergan P.L.C........................    38,459    8,035,623            0.2%
    Johnson & Johnson.....................    98,222   11,392,770            0.3%
    Merck & Co., Inc......................   149,737    8,792,557            0.2%
    Pfizer, Inc...........................   459,005   14,555,049            0.4%
    UnitedHealth Group, Inc...............    69,193    9,779,047            0.3%
    Other Securities......................            254,811,203            6.6%
                                                     ------------           -----
Total Health Care.........................            307,366,249            8.0%
                                                     ------------           -----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES       VALUE+     OF NET ASSETS**
                                          ------       ------     ---------------
   Industrials -- (13.7%)
         General Electric Co............   299,460 $    8,714,286            0.2%
         Union Pacific Corp.............    79,133      6,977,948            0.2%
   *     United Rentals, Inc............   117,421      8,884,073            0.2%
         United Technologies Corp.......    74,891      7,653,860            0.2%
         Other Securities...............              559,426,056           14.7%
                                                   --------------           -----
   Total Industrials....................              591,656,223           15.5%
                                                   --------------           -----
   Information Technology -- (13.2%)
   *     Alphabet, Inc. Class A.........     9,286      7,520,731            0.2%
   *     Alphabet, Inc. Class C.........     9,743      7,643,773            0.2%
         Apple, Inc.....................   329,973     37,465,134            1.0%
         Cisco Systems, Inc.............   479,871     14,722,442            0.4%
         Intel Corp.....................   578,019     20,155,523            0.5%
   *     Micron Technology, Inc.........   650,355     11,160,092            0.3%
         Microsoft Corp.................   278,222     16,671,062            0.4%
         QUALCOMM, Inc..................   140,266      9,639,080            0.3%
   #     Visa, Inc. Class A.............   116,012      9,572,150            0.3%
         Other Securities...............              438,055,756           11.4%
                                                   --------------           -----
   Total Information Technology.........              572,605,743           15.0%
                                                   --------------           -----
   Materials -- (4.6%)
         Newmont Mining Corp............   252,066      9,336,525            0.3%
         Other Securities...............              191,048,264            4.9%
                                                   --------------           -----
   Total Materials......................              200,384,789            5.2%
                                                   --------------           -----
   Real Estate -- (0.4%)
         Other Securities...............               16,384,164            0.4%
                                                   --------------           -----
   Telecommunication Services -- (2.3%)
         AT&T, Inc...................... 1,215,522     44,719,054            1.2%
   #     CenturyLink, Inc...............   526,869     14,004,178            0.4%
         Verizon Communications, Inc....   259,639     12,488,636            0.3%
         Other Securities...............               30,610,456            0.8%
                                                   --------------           -----
   Total Telecommunication Services.....              101,822,324            2.7%
                                                   --------------           -----
   Utilities -- (1.1%)
         UGI Corp.......................   157,006      7,267,808            0.2%
         Other Securities...............               38,789,597            1.0%
                                                   --------------           -----
   Total Utilities......................               46,057,405            1.2%
                                                   --------------           -----
   TOTAL COMMON STOCKS..................            3,787,351,283           99.1%
                                                   --------------           -----

   RIGHTS/WARRANTS -- (0.0%)
         Other Securities...............                   61,431            0.0%
                                                   --------------           -----

                                           FACE
                                          AMOUNT
                                          ------
                                          (000)
   BONDS -- (0.0%)
   Financials -- (0.0%)
         Other Securities...............                      249            0.0%
                                                   --------------           -----
   TOTAL INVESTMENT SECURITIES..........            3,787,412,963
                                                   --------------


U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 37,303,788 $   37,303,788            1.0%
                                                                                --------------          ------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund................................ 44,015,065    509,342,336           13.3%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,439,212,409)...........................................              $4,334,059,087          113.4%
                                                                                ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                 --------------  ------------ ------- --------------
Common Stocks
 Consumer Discretionary......... $  537,521,697            --   --    $  537,521,697
 Consumer Staples...............    182,718,846            --   --       182,718,846
 Energy.........................    298,354,268            --   --       298,354,268
 Financials.....................    932,479,561  $         14   --       932,479,575
 Health Care....................    307,366,249            --   --       307,366,249
 Industrials....................    591,656,223            --   --       591,656,223
 Information Technology.........    572,605,743            --   --       572,605,743
 Materials......................    200,384,789            --   --       200,384,789
 Real Estate....................     16,384,164            --   --        16,384,164
 Telecommunication Services.....    101,822,324            --   --       101,822,324
 Utilities......................     46,057,405            --   --        46,057,405
Rights/Warrants.................             --        61,431   --            61,431
Bonds
 Financials.....................             --           249   --               249
Temporary Cash Investments......     37,303,788            --   --        37,303,788
Securities Lending Collateral...             --   509,342,336   --       509,342,336
Futures Contracts**.............       (834,976)           --   --          (834,976)
                                 --------------  ------------   --    --------------
TOTAL........................... $3,823,820,081  $509,404,030   --    $4,333,224,111
                                 ==============  ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS**
                                                        ------       ------     ---------------
COMMON STOCKS -- (82.5%)
Consumer Discretionary -- (13.2%)
#   Brinker International, Inc........................   617,456 $   30,403,533            0.2%
    Jack in the Box, Inc..............................   357,108     33,471,733            0.3%
*   Murphy USA, Inc...................................   419,540     28,855,961            0.2%
#   Papa John's International, Inc....................   393,634     29,699,685            0.2%
#*  Tenneco, Inc......................................   550,288     30,304,360            0.2%
#   Texas Roadhouse, Inc..............................   698,310     28,295,521            0.2%
    Thor Industries, Inc..............................   471,347     37,382,531            0.3%
#   Wendy's Co. (The)................................. 2,782,938     30,167,048            0.2%
    Other Securities..................................            1,799,231,492           14.0%
                                                                 --------------           -----
Total Consumer Discretionary..........................            2,047,811,864           15.8%
                                                                 --------------           -----
Consumer Staples -- (3.8%)
#   Snyder's-Lance, Inc...............................   822,391     29,252,448            0.2%
    Other Securities..................................              557,877,990            4.3%
                                                                 --------------           -----
Total Consumer Staples................................              587,130,438            4.5%
                                                                 --------------           -----
Energy -- (3.5%)
*   Parsley Energy, Inc. Class A...................... 1,036,429     34,098,514            0.3%
#   Patterson-UTI Energy, Inc......................... 1,368,035     30,753,427            0.2%
#   Superior Energy Services, Inc..................... 2,025,077     28,675,090            0.2%
    Other Securities..................................              452,526,393            3.5%
                                                                 --------------           -----
Total Energy..........................................              546,053,424            4.2%
                                                                 --------------           -----
Financials -- (16.3%)
#   Associated Banc-Corp.............................. 1,454,729     29,530,999            0.2%
#   Bank of Hawaii Corp...............................   422,076     31,719,011            0.2%
#   FNB Corp.......................................... 2,174,721     28,423,603            0.2%
    MarketAxess Holdings, Inc.........................   232,513     35,053,660            0.3%
#   Mercury General Corp..............................   537,758     29,291,678            0.2%
#   Primerica, Inc....................................   604,825     33,083,927            0.3%
    PrivateBancorp, Inc...............................   716,638     32,420,703            0.3%
    ProAssurance Corp.................................   573,835     30,585,405            0.2%
#*  Texas Capital Bancshares, Inc.....................   519,188     30,787,848            0.2%
#   UMB Financial Corp................................   504,045     31,275,992            0.2%
#   United Bankshares, Inc............................   780,243     29,415,161            0.2%
    Other Securities..................................            2,192,611,155           17.0%
                                                                 --------------           -----
Total Financials......................................            2,534,199,142           19.5%
                                                                 --------------           -----
Health Care -- (6.8%)
    Cantel Medical Corp...............................   414,757     29,543,141            0.2%
#*  Integra LifeSciences Holdings Corp................   391,182     31,102,881            0.2%
#*  NuVasive, Inc.....................................   483,734     28,893,432            0.2%
    Other Securities..................................              974,356,810            7.6%
                                                                 --------------           -----
Total Health Care.....................................            1,063,896,264            8.2%
                                                                 --------------           -----
Industrials -- (15.8%)
#   CLARCOR, Inc......................................   480,948     29,919,775            0.2%
    EMCOR Group, Inc..................................   543,968     32,888,305            0.3%
    EnerSys...........................................   439,795     28,643,848            0.2%
#   Landstar System, Inc..............................   405,580     28,857,017            0.2%
#   Valmont Industries, Inc...........................   241,944     30,956,735            0.2%
    Other Securities..................................            2,303,425,786           17.8%
                                                                 --------------           -----
Total Industrials.....................................            2,454,691,466           18.9%
                                                                 --------------           -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Information Technology -- (13.4%)
*     Cirrus Logic, Inc.............................................     640,150 $    34,555,297            0.3%
*     Coherent, Inc.................................................     280,344      29,189,417            0.2%
      Fair Isaac Corp...............................................     241,729      29,171,856            0.2%
#*    Finisar Corp..................................................   1,068,758      29,262,594            0.2%
*     Integrated Device Technology, Inc.............................   1,375,469      28,485,963            0.2%
      Intersil Corp. Class A........................................   1,298,168      28,663,549            0.2%
      Littelfuse, Inc...............................................     214,417      29,911,171            0.2%
      Mentor Graphics Corp..........................................   1,218,313      35,209,246            0.3%
#*    Paycom Software, Inc..........................................     565,608      29,258,902            0.2%
      Science Applications International Corp.......................     441,505      30,424,110            0.2%
      Other Securities..............................................               1,773,252,649           13.8%
                                                                                 ---------------          ------
Total Information Technology........................................               2,077,384,754           16.0%
                                                                                 ---------------          ------
Materials -- (4.8%)
      Hecla Mining Co...............................................   5,071,896      30,380,657            0.2%
*     Louisiana-Pacific Corp........................................   1,673,693      30,712,267            0.2%
      Sensient Technologies Corp....................................     410,208      30,564,598            0.2%
#     United States Steel Corp......................................   2,199,218      42,532,876            0.3%
      Worthington Industries, Inc...................................     635,344      29,861,168            0.2%
      Other Securities..............................................                 580,757,928            4.6%
                                                                                 ---------------          ------
Total Materials.....................................................                 744,809,494            5.7%
                                                                                 ---------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                  76,852,267            0.6%
                                                                                 ---------------          ------
Telecommunication Services -- (0.8%)
      Other Securities..............................................                 123,052,617            1.0%
                                                                                 ---------------          ------
Utilities -- (3.6%)
      ALLETE, Inc...................................................     482,475      29,570,893            0.2%
#     Black Hills Corp..............................................     507,714      31,402,111            0.2%
      Portland General Electric Co..................................     690,542      30,135,253            0.2%
      Southwest Gas Corp............................................     436,198      31,606,907            0.3%
      Other Securities..............................................                 446,178,138            3.5%
                                                                                 ---------------          ------
Total Utilities.....................................................                 568,893,302            4.4%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              12,824,775,032           98.8%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                          20            0.0%
                                                                                 ---------------          ------

                                                                        FACE
                                                                       AMOUNT
                                                                       ------
                                                                       (000)

BONDS -- (0.0%)
Financials -- (0.0%)
      Other Securities..............................................                       2,106            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              12,824,777,158
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 159,359,591     159,359,591            1.2%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (16.5%)
(S)@  DFA Short Term Investment Fund................................ 221,707,965   2,565,604,574           19.8%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,461,178,185)..........................................               $15,549,741,323          119.8%
                                                                                 ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 ---------------  -------------- ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 2,047,809,164  $        2,700   --    $ 2,047,811,864
 Consumer Staples...............     587,130,438              --   --        587,130,438
 Energy.........................     546,048,955           4,469   --        546,053,424
 Financials.....................   2,534,173,706          25,436   --      2,534,199,142
 Health Care....................   1,063,896,264              --   --      1,063,896,264
 Industrials....................   2,454,691,466              --   --      2,454,691,466
 Information Technology.........   2,077,384,754              --   --      2,077,384,754
 Materials......................     744,809,494              --   --        744,809,494
 Real Estate....................      76,852,267              --   --         76,852,267
 Telecommunication Services.....     123,052,617              --   --        123,052,617
 Utilities......................     568,893,302              --   --        568,893,302
Rights/Warrants.................              --              20   --                 20
Bonds
 Financials.....................              --           2,106   --              2,106
Temporary Cash Investments......     159,359,591              --   --        159,359,591
Securities Lending Collateral...              --   2,565,604,574   --      2,565,604,574
Futures Contracts**.............      (4,289,881)             --   --         (4,289,881)
                                 ---------------  --------------   --    ---------------
TOTAL........................... $12,979,812,137  $2,565,639,305   --    $15,545,451,442
                                 ===============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS**
                                                   ------       ------     ---------------
COMMON STOCKS -- (85.6%)
Consumer Discretionary -- (14.0%)
*   American Axle & Manufacturing Holdings, Inc..   801,076 $   14,355,282            0.3%
#   Children's Place, Inc. (The).................   197,911     15,031,340            0.3%
#*  iRobot Corp..................................   256,033     12,980,873            0.3%
    La-Z-Boy, Inc................................   582,277     13,625,282            0.3%
#   Nexstar Broadcasting Group, Inc. Class A.....   270,654     13,207,915            0.3%
#*  Popeyes Louisiana Kitchen, Inc...............   268,854     14,351,427            0.3%
#*  Smith & Wesson Holding Corp..................   524,678     13,867,240            0.3%
#   Sonic Corp...................................   598,492     13,711,452            0.3%
    Standard Motor Products, Inc.................   256,836     12,559,280            0.3%
    Other Securities.............................              700,845,778           13.4%
                                                            --------------           -----
Total Consumer Discretionary.....................              824,535,869           16.1%
                                                            --------------           -----
Consumer Staples -- (3.0%)
#   WD-40 Co.....................................   145,060     15,467,022            0.3%
    Other Securities.............................              163,581,879            3.2%
                                                            --------------           -----
Total Consumer Staples...........................              179,048,901            3.5%
                                                            --------------           -----
Energy -- (2.3%)
    Other Securities.............................              133,958,199            2.6%
                                                            --------------           -----
Financials -- (18.7%)
#*  BofI Holding, Inc............................   689,616     12,847,546            0.3%
#   Columbia Banking System, Inc.................   385,842     12,740,503            0.3%
#   Community Bank System, Inc...................   265,690     12,516,656            0.3%
    FBL Financial Group, Inc. Class A............   265,072     16,779,058            0.3%
    First Midwest Bancorp, Inc...................   753,336     14,546,918            0.3%
    FirstCash, Inc...............................   343,499     16,213,153            0.3%
    Horace Mann Educators Corp...................   408,077     14,670,368            0.3%
    Independent Bank Corp........................   230,864     12,732,150            0.3%
#   LegacyTexas Financial Group, Inc.............   475,476     16,266,034            0.3%
#   Northwest Bancshares, Inc....................   947,369     14,911,588            0.3%
    Other Securities.............................              956,160,755           18.5%
                                                            --------------           -----
Total Financials.................................            1,100,384,729           21.5%
                                                            --------------           -----
Health Care -- (8.2%)
#*  Cambrex Corp.................................   340,394     13,717,878            0.3%
#*  ICU Medical, Inc.............................   113,977     15,876,996            0.3%
*   Natus Medical, Inc...........................   355,299     13,981,016            0.3%
*   Omnicell, Inc................................   388,890     12,687,536            0.3%
    Other Securities.............................              425,847,551            8.2%
                                                            --------------           -----
Total Health Care................................              482,110,977            9.4%
                                                            --------------           -----
Industrials -- (17.8%)
#   AAON, Inc....................................   563,173     16,867,031            0.3%
    Exponent, Inc................................   266,014     15,229,301            0.3%
    Forward Air Corp.............................   308,222     12,735,733            0.3%
    G&K Services, Inc. Class A...................   178,867     16,938,705            0.3%
    Insperity, Inc...............................   230,702     17,348,790            0.3%
    John Bean Technologies Corp..................   209,011     16,689,528            0.3%
*   MRC Global, Inc..............................   966,521     14,246,520            0.3%
    Mueller Water Products, Inc. Class A......... 1,171,951     14,438,436            0.3%
#*  Trex Co., Inc................................   299,194     16,099,629            0.3%
    Other Securities.............................              907,722,426           17.7%
                                                            --------------           -----
Total Industrials................................            1,048,316,099           20.4%
                                                            --------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                       SHARES      VALUE+     OF NET ASSETS**
                                                       ------      ------     ---------------
Information Technology -- (12.3%)
*   Advanced Energy Industries, Inc................... 353,998 $   16,885,705            0.3%
    Cabot Microelectronics Corp....................... 273,995     15,140,964            0.3%
#   CSG Systems International, Inc.................... 348,861     13,267,184            0.3%
*   ExlService Holdings, Inc.......................... 330,438     14,549,185            0.3%
    Methode Electronics, Inc.......................... 456,176     14,232,691            0.3%
#*  NETGEAR, Inc...................................... 248,640     12,556,320            0.3%
    NIC, Inc.......................................... 621,988     14,274,625            0.3%
#*  OSI Systems, Inc.................................. 210,211     14,742,097            0.3%
    Other Securities..................................            608,447,189           11.7%
                                                               --------------           -----
Total Information Technology..........................            724,095,960           14.1%
                                                               --------------           -----
Materials -- (4.8%)
    Innospec, Inc..................................... 251,708     15,165,407            0.3%
    Neenah Paper, Inc................................. 166,919     13,336,828            0.3%
    Quaker Chemical Corp.............................. 133,400     14,340,500            0.3%
    Stepan Co......................................... 188,462     13,386,456            0.3%
    Other Securities..................................            227,984,277            4.3%
                                                               --------------           -----
Total Materials.......................................            284,213,468            5.5%
                                                               --------------           -----
Real Estate -- (0.7%)
    Other Securities..................................             43,411,885            0.9%
                                                               --------------           -----
Telecommunication Services -- (1.5%)
#   Shenandoah Telecommunications Co.................. 502,216     13,258,502            0.3%
    Other Securities..................................             78,954,809            1.5%
                                                               --------------           -----
Total Telecommunication Services......................             92,213,311            1.8%
                                                               --------------           -----
Utilities -- (2.3%)
#   American States Water Co.......................... 394,204     15,760,276            0.3%
#   California Water Service Group.................... 493,470     15,297,570            0.3%
#   MGE Energy, Inc................................... 270,481     15,809,614            0.3%
    Northwest Natural Gas Co.......................... 215,566     12,675,281            0.3%
    Other Securities..................................             74,233,231            1.4%
                                                               --------------           -----
Total Utilities.......................................            133,775,972            2.6%
                                                               --------------           -----
TOTAL COMMON STOCKS...................................          5,046,065,370           98.4%
                                                               --------------           -----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities..................................                     16            0.0%
                                                               --------------           -----

                                                        FACE
                                                       AMOUNT
                                                       ------
                                                       (000)

BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities..................................                  8,945            0.0%
                                                               --------------           -----
TOTAL INVESTMENT SECURITIES...........................          5,046,074,331
                                                               --------------


U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 42,875,826 $   42,875,826            0.8%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@  DFA Short Term Investment Fund................................ 69,547,620    804,805,059           15.7%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,608,078,487)...........................................              $5,893,755,216          114.9%
                                                                                ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------------
                                                       LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                   --------------  ------------ ------- --------------
Common Stocks
 Consumer Discretionary........................... $  824,512,903  $     22,966   --    $  824,535,869
 Consumer Staples.................................    179,048,901            --   --       179,048,901
 Energy...........................................    133,941,707        16,492   --       133,958,199
 Financials.......................................  1,100,381,682         3,047   --     1,100,384,729
 Health Care......................................    482,110,977            --   --       482,110,977
 Industrials......................................  1,048,316,099            --   --     1,048,316,099
 Information Technology...........................    724,095,960            --   --       724,095,960
 Materials........................................    284,213,468            --   --       284,213,468
 Real Estate......................................     43,411,885            --   --        43,411,885
 Telecommunication Services.......................     92,213,311            --   --        92,213,311
 Utilities........................................    133,775,972            --   --       133,775,972
Rights/Warrants...................................             --            16   --                16
Bonds
 Financials.......................................             --         8,945   --             8,945
Temporary Cash Investments........................     42,875,826            --   --        42,875,826
Securities Lending Collateral.....................             --   804,805,059   --       804,805,059
Futures Contracts**...............................     (1,662,432)           --   --        (1,662,432)
                                                   --------------  ------------   --    --------------
TOTAL............................................. $5,087,236,259  $804,856,525   --    $5,892,092,784
                                                   ==============  ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS**
                                                        ------       ------     ---------------
COMMON STOCKS -- (93.1%)
Real Estate -- (93.1%)
#   Alexandria Real Estate Equities, Inc..............   720,216 $   77,646,487            1.1%
#   American Campus Communities, Inc.................. 1,213,467     63,233,765            0.9%
    Apartment Investment & Management Co. Class A..... 1,525,464     67,227,198            0.9%
    AvalonBay Communities, Inc........................ 1,327,485    227,238,882            3.1%
    Boston Properties, Inc............................ 1,506,103    181,455,289            2.5%
    Brixmor Property Group, Inc....................... 2,184,902     55,540,209            0.8%
#   Camden Property Trust.............................   844,698     68,792,205            0.9%
    CubeSmart......................................... 1,753,596     45,716,248            0.6%
    DCT Industrial Trust, Inc.........................   903,208     42,224,974            0.6%
    DDR Corp.......................................... 3,104,998     47,475,419            0.7%
#   Digital Realty Trust, Inc......................... 1,447,241    135,215,727            1.9%
#   Douglas Emmett, Inc............................... 1,378,896     50,329,704            0.7%
#   Duke Realty Corp.................................. 3,381,456     88,425,074            1.2%
    EPR Properties....................................   582,095     42,329,948            0.6%
    Equinix, Inc......................................   544,188    194,427,489            2.7%
    Equity Lifestyle Properties, Inc..................   784,291     59,480,629            0.8%
    Equity Residential................................ 3,532,521    218,133,172            3.0%
    Essex Property Trust, Inc.........................   642,088    137,464,620            1.9%
#   Extra Space Storage, Inc.......................... 1,156,690     84,611,873            1.2%
    Federal Realty Investment Trust...................   677,286     98,362,246            1.4%
    Gaming and Leisure Properties, Inc................ 1,519,882     49,897,726            0.7%
    General Growth Properties, Inc.................... 5,585,578    139,360,171            1.9%
    HCP, Inc.......................................... 4,530,819    155,180,551            2.1%
    Highwoods Properties, Inc.........................   930,202     46,165,925            0.6%
#   Host Hotels & Resorts, Inc........................ 7,456,077    115,420,072            1.6%
#   Iron Mountain, Inc................................ 2,162,348     72,935,998            1.0%
    Kilroy Realty Corp................................   896,716     64,411,110            0.9%
    Kimco Realty Corp................................. 4,031,807    107,286,384            1.5%
    Liberty Property Trust............................ 1,471,333     59,485,993            0.8%
    Macerich Co. (The)................................ 1,466,447    103,795,119            1.4%
    Mid-America Apartment Communities, Inc............   735,123     68,182,658            0.9%
    National Retail Properties, Inc................... 1,321,316     60,278,436            0.8%
#   Omega Healthcare Investors, Inc................... 1,734,691     55,215,215            0.8%
    Prologis, Inc..................................... 5,065,428    264,212,724            3.6%
    Public Storage.................................... 1,433,171    306,297,306            4.2%
#   Realty Income Corp................................ 2,392,365    141,723,703            2.0%
    Regency Centers Corp..............................   958,173     69,055,528            1.0%
    Senior Housing Properties Trust................... 2,309,088     49,114,302            0.7%
    Simon Property Group, Inc......................... 2,957,958    550,061,870            7.6%
#   SL Green Realty Corp..............................   972,860     95,554,309            1.3%
    Spirit Realty Capital, Inc........................ 4,534,334     54,003,918            0.7%
    Sun Communities, Inc..............................   586,641     45,130,292            0.6%
    Taubman Centers, Inc..............................   620,452     44,957,952            0.6%
    UDR, Inc.......................................... 2,556,062     89,385,488            1.2%
    Ventas, Inc....................................... 3,250,505    220,221,714            3.0%
    VEREIT, Inc. REIT................................. 8,620,068     81,028,639            1.1%
    Vornado Realty Trust.............................. 1,669,064    154,855,758            2.1%
    Weingarten Realty Investors....................... 1,173,966     42,509,309            0.6%
    Welltower, Inc.................................... 3,434,840    235,389,585            3.2%
    WP Carey, Inc.....................................   949,550     57,675,667            0.8%
    Other Securities..................................            1,609,452,453           22.3%
                                                                 --------------           -----
TOTAL COMMON STOCKS...................................            7,193,577,033           99.1%
                                                                 --------------           -----
TOTAL INVESTMENT SECURITIES...........................            7,193,577,033
                                                                 --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                           SHARES       VALUE+     OF NET ASSETS**
                                                           ------       ------     ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money
       Market Fund, 0.260%.............................. 67,516,660 $   67,516,660            0.9%
                                                                    --------------          ------

SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@  DFA Short Term Investment Fund.................... 39,885,634    461,556,560            6.4%
                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,617,986,921).................................             $7,722,650,253          106.4%
                                                                    ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------------
                                                       LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                   --------------  ------------ ------- --------------
Common Stocks
 Real Estate...................................... $7,193,577,033            --   --    $7,193,577,033
Temporary Cash Investments........................     67,516,660            --   --        67,516,660
Securities Lending Collateral.....................             --  $461,556,560   --       461,556,560
Futures Contracts**...............................     (1,518,080)           --   --        (1,518,080)
                                                   --------------  ------------   --    --------------
TOTAL............................................. $7,259,575,613  $461,556,560   --    $7,721,132,173
                                                   ==============  ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                          PERCENTAGE
                                                   SHARES    VALUE++    OF NET ASSETS**
                                                   ------    -------    ---------------
COMMON STOCKS -- (93.9%)
AUSTRALIA -- (5.8%)
    Australia & New Zealand Banking Group, Ltd.... 643,282 $ 13,583,162            0.4%
    BHP Billiton, Ltd............................. 816,132   14,258,502            0.4%
#   Commonwealth Bank of Australia................ 360,229   20,054,267            0.6%
    National Australia Bank, Ltd.................. 570,039   12,100,464            0.4%
    Westpac Banking Corp.......................... 790,393   18,277,786            0.5%
    Other Securities..............................          136,917,797            3.8%
                                                           ------------            ----
TOTAL AUSTRALIA...................................          215,191,978            6.1%
                                                           ------------            ----

AUSTRIA -- (0.2%)
    Other Securities..............................            6,631,352            0.2%
                                                           ------------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev SA....................... 170,354   19,551,493            0.6%
    Other Securities..............................           24,710,275            0.7%
                                                           ------------            ----
TOTAL BELGIUM.....................................           44,261,768            1.3%
                                                           ------------            ----

CANADA -- (8.3%)
    Bank of Nova Scotia (The)..................... 181,668    9,762,640            0.3%
    Royal Bank of Canada.......................... 246,120   15,376,766            0.4%
    Toronto-Dominion Bank (The)................... 270,619   12,279,037            0.4%
    Other Securities..............................          268,497,721            7.6%
                                                           ------------            ----
TOTAL CANADA......................................          305,916,164            8.7%
                                                           ------------            ----

DENMARK -- (1.5%)
    Novo Nordisk A.S. Class B..................... 411,533   14,661,061            0.3%
    Other Securities..............................           39,053,449            1.2%
                                                           ------------            ----
TOTAL DENMARK.....................................           53,714,510            1.5%
                                                           ------------            ----

FINLAND -- (0.9%)
    Other Securities..............................           33,176,858            0.9%
                                                           ------------            ----

FRANCE -- (8.2%)
    BNP Paribas SA................................ 261,502   15,162,737            0.4%
    Danone SA..................................... 140,586    9,750,811            0.3%
    L'Oreal SA....................................  61,025   10,933,185            0.3%
    LVMH Moet Hennessy Louis Vuitton SE...........  74,220   13,512,577            0.4%
    Sanofi........................................ 243,641   18,959,844            0.5%
    Total SA...................................... 399,254   19,126,223            0.5%
    Other Securities..............................          215,281,036            6.2%
                                                           ------------            ----
TOTAL FRANCE......................................          302,726,413            8.6%
                                                           ------------            ----

GERMANY -- (7.2%)
    Allianz SE....................................  76,148   11,887,025            0.3%
    BASF SE....................................... 233,002   20,568,940            0.6%
    Bayer AG...................................... 177,385   17,612,490            0.5%
    Daimler AG.................................... 265,526   18,943,149            0.5%
    Deutsche Telekom AG........................... 829,875   13,539,591            0.4%
    SAP SE........................................ 185,556   16,347,377            0.5%
    Siemens AG.................................... 151,354   17,196,439            0.5%
    Other Securities..............................          148,923,152            4.2%
                                                           ------------            ----
TOTAL GERMANY.....................................          265,018,163            7.5%
                                                           ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                              ------     -------    ---------------
HONG KONG -- (2.9%)
    AIA Group, Ltd.......................... 2,502,600 $ 15,743,861            0.5%
    Other Securities........................             89,463,523            2.5%
                                                       ------------           -----
TOTAL HONG KONG.............................            105,207,384            3.0%
                                                       ------------           -----

IRELAND -- (0.5%)
    Other Securities........................             17,246,217            0.5%
                                                       ------------           -----

ISRAEL -- (0.5%)
    Other Securities........................             17,274,396            0.5%
                                                       ------------           -----

ITALY -- (1.7%)
    Other Securities........................             61,192,587            1.7%
                                                       ------------           -----

JAPAN -- (22.8%)
    Japan Tobacco, Inc......................   294,200   11,185,520            0.3%
    KDDI Corp...............................   492,100   14,956,471            0.4%
    SoftBank Group Corp.....................   258,360   16,271,791            0.5%
    Sumitomo Mitsui Financial Group, Inc....   300,940   10,434,090            0.3%
    Toyota Motor Corp.......................   516,669   29,970,271            0.9%
    Toyota Motor Corp. Sponsored ADR........    96,721   11,186,751            0.3%
    Other Securities........................            745,363,913           21.1%
                                                       ------------           -----
TOTAL JAPAN.................................            839,368,807           23.8%
                                                       ------------           -----

NETHERLANDS -- (2.6%)
#   Unilever NV.............................   256,547   10,730,329            0.3%
    Other Securities........................             85,584,302            2.4%
                                                       ------------           -----
TOTAL NETHERLANDS...........................             96,314,631            2.7%
                                                       ------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities........................              7,703,900            0.2%
                                                       ------------           -----

NORWAY -- (0.7%)
    Other Securities........................             24,569,910            0.7%
                                                       ------------           -----

PORTUGAL -- (0.2%)
    Other Securities........................              5,616,292            0.2%
                                                       ------------           -----

SINGAPORE -- (1.0%)
    Other Securities........................             38,097,183            1.1%
                                                       ------------           -----

SPAIN -- (2.6%)
    Banco Santander SA...................... 2,510,082   12,299,466            0.3%
    Other Securities........................             85,110,915            2.5%
                                                       ------------           -----
TOTAL SPAIN.................................             97,410,381            2.8%
                                                       ------------           -----

SWEDEN -- (2.4%)
    Other Securities........................             90,092,687            2.5%
                                                       ------------           -----

SWITZERLAND -- (7.2%)
    Nestle SA...............................   782,441   56,737,823            1.6%
    Novartis AG.............................   431,870   30,648,770            0.9%
    Roche Holding AG........................   183,267   42,093,048            1.2%
    Other Securities........................            137,305,900            3.9%
                                                       ------------           -----
TOTAL SWITZERLAND...........................            266,785,541            7.6%
                                                       ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES      VALUE++     OF NET ASSETS**
                                                            ------      -------     ---------------

UNITED KINGDOM -- (15.3%)
      BP P.L.C. Sponsored ADR............................    798,270 $   28,378,481            0.8%
      British American Tobacco P.L.C.....................    322,533     18,485,313            0.5%
#     Diageo P.L.C. Sponsored ADR........................    106,769     11,480,871            0.3%
      GlaxoSmithKline P.L.C..............................    566,003     11,181,008            0.3%
#     GlaxoSmithKline P.L.C. Sponsored ADR...............    364,297     14,575,523            0.4%
*     Glencore P.L.C.....................................  3,170,885      9,706,413            0.3%
      HSBC Holdings P.L.C................................  1,783,266     13,430,020            0.4%
#     HSBC Holdings P.L.C. Sponsored ADR.................    538,345     20,257,922            0.6%
      Imperial Brands P.L.C..............................    213,827     10,343,202            0.3%
      Reckitt Benckiser Group P.L.C......................    153,746     13,754,195            0.4%
      Royal Dutch Shell P.L.C. Class A...................    449,764     11,202,290            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A....    293,116     14,600,121            0.4%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B....    270,733     14,162,043            0.4%
      Unilever P.L.C. Sponsored ADR......................    241,380     10,058,305            0.3%
      Vodafone Group P.L.C...............................  4,075,813     11,193,505            0.3%
      Other Securities...................................               349,728,527            9.9%
                                                                     --------------          ------
TOTAL UNITED KINGDOM.....................................               562,537,739           15.9%
                                                                     --------------          ------

UNITED STATES -- (0.0%)
      Other Securities...................................                   227,016            0.0%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,456,281,877           98.0%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities...................................                16,981,064            0.5%
                                                                     --------------          ------
TOTAL PREFERRED STOCKS...................................                16,981,064            0.5%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities...................................                   202,968            0.0%
                                                                     --------------          ------

SWEDEN -- (0.0%)
      Other Securities...................................                    42,577            0.0%
                                                                     --------------          ------
TOTAL RIGHTS/WARRANTS....................................                   245,545            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             3,473,508,486
                                                                     --------------

                                                                        VALUE+
                                                                        ------
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@  DFA Short Term Investment Fund..................... 17,954,930    207,774,454            5.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,448,198,124)..................................             $3,681,282,940          104.4%
                                                                     ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------------
                                    LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                 ------------  -------------- ------- --------------
Common Stocks
 Australia...................... $  5,086,440  $  210,105,538   --    $  215,191,978
 Austria........................           --       6,631,352   --         6,631,352
 Belgium........................   22,518,893      21,742,875   --        44,261,768
 Canada.........................  305,916,164              --   --       305,916,164
 Denmark........................    2,149,708      51,564,802   --        53,714,510
 Finland........................    1,417,006      31,759,852   --        33,176,858
 France.........................    9,305,388     293,421,025   --       302,726,413
 Germany........................   16,983,548     248,034,615   --       265,018,163
 Hong Kong......................      571,437     104,635,947   --       105,207,384
 Ireland........................    3,949,806      13,296,411   --        17,246,217
 Israel.........................    9,067,086       8,207,310   --        17,274,396
 Italy..........................    3,474,243      57,718,344   --        61,192,587
 Japan..........................   36,199,503     803,169,304   --       839,368,807
 Netherlands....................   20,384,578      75,930,053   --        96,314,631
 New Zealand....................           --       7,703,900   --         7,703,900
 Norway.........................      768,438      23,801,472   --        24,569,910
 Portugal.......................           --       5,616,292   --         5,616,292
 Singapore......................           --      38,097,183   --        38,097,183
 Spain..........................   12,512,270      84,898,111   --        97,410,381
 Sweden.........................           --      90,092,687   --        90,092,687
 Switzerland....................   16,403,240     250,382,301   --       266,785,541
 United Kingdom.................  181,389,085     381,148,654   --       562,537,739
 United States..................           --         227,016   --           227,016
Preferred Stocks
 Germany........................           --      16,981,064   --        16,981,064
Rights/Warrants
 Spain..........................           --         202,968   --           202,968
 Sweden.........................           --          42,577   --            42,577
Securities Lending Collateral...           --     207,774,454   --       207,774,454
Futures Contracts**.............     (869,741)             --   --          (869,741)
                                 ------------  --------------   --    --------------
TOTAL........................... $647,227,092  $3,033,186,107   --    $3,680,413,199
                                 ============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                             PERCENTAGE
                                                   SHARES      VALUE++     OF NET ASSETS**
                                                   ------      -------     ---------------
COMMON STOCKS -- (92.7%)
AUSTRALIA -- (6.0%)
#   Australia & New Zealand Banking Group, Ltd... 2,056,866 $   43,431,565            0.3%
    BHP Billiton, Ltd............................ 2,388,698     41,732,533            0.3%
#   Commonwealth Bank of Australia...............   536,081     29,844,102            0.2%
    Macquarie Group, Ltd.........................   602,362     36,412,406            0.2%
    National Australia Bank, Ltd................. 1,864,442     39,577,315            0.2%
    Westpac Banking Corp......................... 1,908,557     44,135,255            0.3%
    Woodside Petroleum, Ltd...................... 1,399,661     29,961,126            0.2%
    Other Securities.............................              809,573,794            4.6%
                                                            --------------            ----
TOTAL AUSTRALIA..................................            1,074,668,096            6.3%
                                                            --------------            ----

AUSTRIA -- (0.5%)
    Other Securities.............................               91,731,975            0.5%
                                                            --------------            ----

BELGIUM -- (1.4%)
    Anheuser-Busch InBev SA......................   393,517     45,163,864            0.3%
    Other Securities.............................              199,927,530            1.1%
                                                            --------------            ----
TOTAL BELGIUM....................................              245,091,394            1.4%
                                                            --------------            ----

CANADA -- (8.5%)
    Royal Bank of Canada.........................   699,021     43,674,832            0.3%
    Toronto-Dominion Bank (The)..................   680,144     30,860,780            0.2%
    Other Securities.............................            1,449,023,827            8.5%
                                                            --------------            ----
TOTAL CANADA.....................................            1,523,559,439            9.0%
                                                            --------------            ----

CHINA -- (0.0%)
    Other Securities.............................                2,708,191            0.0%
                                                            --------------            ----

DENMARK -- (1.8%)
    Other Securities.............................              320,918,627            1.9%
                                                            --------------            ----

FINLAND -- (1.7%)
    UPM-Kymmene Oyj.............................. 1,573,268     36,596,585            0.2%
    Other Securities.............................              270,742,567            1.6%
                                                            --------------            ----
TOTAL FINLAND....................................              307,339,152            1.8%
                                                            --------------            ----

FRANCE -- (6.7%)
    BNP Paribas SA...............................   796,740     46,197,577            0.3%
    Cie de Saint-Gobain..........................   677,742     30,093,894            0.2%
    Cie Generale des Etablissements Michelin.....   362,160     39,224,836            0.2%
    Orange SA.................................... 2,108,185     33,169,456            0.2%
    Total SA..................................... 1,954,493     93,629,793            0.6%
    Other Securities.............................              956,157,803            5.5%
                                                            --------------            ----
TOTAL FRANCE.....................................            1,198,473,359            7.0%
                                                            --------------            ----

GERMANY -- (6.6%)
    Adidas AG....................................   191,209     31,414,494            0.2%
    BASF SE......................................   707,050     62,416,929            0.4%
    Bayerische Motoren Werke AG..................   472,907     41,258,985            0.3%
    Daimler AG................................... 1,158,983     82,684,133            0.5%
    Deutsche Telekom AG.......................... 2,550,534     41,612,518            0.3%
    E.ON SE...................................... 5,371,567     39,367,437            0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                         SHARES      VALUE++     OF NET ASSETS**
                                         ------      -------     ---------------
GERMANY -- (Continued)
    Fresenius SE & Co. KGaA............   594,150 $   43,900,083            0.3%
    Other Securities...................              836,999,292            4.7%
                                                  --------------           -----
TOTAL GERMANY..........................            1,179,653,871            6.9%
                                                  --------------           -----

HONG KONG -- (2.8%)
    AIA Group, Ltd..................... 6,136,600     38,605,361            0.2%
    Other Securities...................              462,170,603            2.7%
                                                  --------------           -----
TOTAL HONG KONG........................              500,775,964            2.9%
                                                  --------------           -----

IRELAND -- (0.5%)
    Other Securities...................               85,350,165            0.5%
                                                  --------------           -----

ISRAEL -- (0.6%)
    Other Securities...................              104,555,277            0.6%
                                                  --------------           -----

ITALY -- (2.3%)
    Assicurazioni Generali SpA......... 2,476,453     31,989,189            0.2%
    Eni SpA............................ 2,230,601     32,371,056            0.2%
    Other Securities...................              354,242,498            2.1%
                                                  --------------           -----
TOTAL ITALY............................              418,602,743            2.5%
                                                  --------------           -----

JAPAN -- (23.2%)
#   Honda Motor Co., Ltd............... 1,287,400     38,521,073            0.2%
    Mitsubishi UFJ Financial Group,
     Inc............................... 6,194,700     31,963,466            0.2%
    Nissan Motor Co., Ltd.............. 3,081,900     31,350,574            0.2%
    NTT DOCOMO, Inc.................... 1,305,900     32,796,350            0.2%
    Toyota Motor Corp.................. 1,432,494     83,094,269            0.5%
#   Toyota Motor Corp. Sponsored ADR...   384,641     44,487,578            0.3%
    Other Securities...................            3,908,722,637           23.0%
                                                  --------------           -----
TOTAL JAPAN............................            4,170,935,947           24.6%
                                                  --------------           -----

NETHERLANDS -- (2.5%)
    Koninklijke Ahold Delhaize NV...... 2,136,192     48,731,664            0.3%
    Other Securities...................              406,732,883            2.4%
                                                  --------------           -----
TOTAL NETHERLANDS......................              455,464,547            2.7%
                                                  --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities...................               75,118,626            0.4%
                                                  --------------           -----

NORWAY -- (0.8%)
    Other Securities...................              149,177,332            0.9%
                                                  --------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................               44,394,308            0.3%
                                                  --------------           -----

SINGAPORE -- (1.0%)
    Other Securities...................              182,338,798            1.1%
                                                  --------------           -----

SPAIN -- (2.2%)
    Banco Santander SA................. 8,235,475     40,354,037            0.3%
    Iberdrola SA....................... 6,182,145     42,072,266            0.3%
    Other Securities...................              321,145,827            1.8%
                                                  --------------           -----
TOTAL SPAIN............................              403,572,130            2.4%
                                                  --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                         SHARES       VALUE++     OF NET ASSETS**
                                                         ------       -------     ---------------
SWEDEN -- (2.6%)
    Other Securities..................................            $   474,138,525            2.8%
                                                                  ---------------           -----

SWITZERLAND -- (6.0%)
    ABB, Ltd..........................................  1,450,592      29,926,319            0.2%
    Nestle SA.........................................  2,417,067     175,270,877            1.0%
    Novartis AG Sponsored ADR.........................    794,013      56,390,803            0.3%
    Roche Holding AG..................................    153,905      35,349,138            0.2%
    Syngenta AG.......................................     92,858      37,158,601            0.2%
    Other Securities..................................                745,940,760            4.5%
                                                                  ---------------           -----
TOTAL SWITZERLAND.....................................              1,080,036,498            6.4%
                                                                  ---------------           -----

UNITED KINGDOM -- (14.3%)
    BP P.L.C. Sponsored ADR...........................  2,592,381      92,159,153            0.6%
#   HSBC Holdings P.L.C. Sponsored ADR................  1,960,952      73,790,624            0.4%
    Lloyds Banking Group P.L.C........................ 46,732,230      32,634,191            0.2%
#   Rio Tinto P.L.C. Sponsored ADR....................    929,561      32,395,201            0.2%
    Royal Dutch Shell P.L.C. Class A..................  1,299,991      32,378,927            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A...  1,185,020      59,025,846            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B...  1,354,884      70,873,982            0.4%
*   Tesco P.L.C....................................... 11,587,266      29,845,153            0.2%
#   Vodafone Group P.L.C. Sponsored ADR...............  1,397,631      38,910,039            0.2%
    Other Securities..................................              2,114,841,864           12.4%
                                                                  ---------------           -----
TOTAL UNITED KINGDOM..................................              2,576,854,980           15.2%
                                                                  ---------------           -----

UNITED STATES -- (0.0%)
    Other Securities..................................                  3,901,386            0.0%
                                                                  ---------------           -----
TOTAL COMMON STOCKS...................................             16,669,361,330           98.1%
                                                                  ---------------           -----

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Volkswagen AG.....................................    225,791      31,131,053            0.2%
    Other Securities..................................                 34,513,017            0.2%
                                                                  ---------------           -----
TOTAL GERMANY.........................................                 65,644,070            0.4%
                                                                  ---------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities..................................                     14,278            0.0%
                                                                  ---------------           -----
TOTAL PREFERRED STOCKS................................                 65,658,348            0.4%
                                                                  ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities..................................                     87,327            0.0%
                                                                  ---------------           -----

FRANCE -- (0.0%)
    Other Securities..................................                         35            0.0%
                                                                  ---------------           -----

HONG KONG -- (0.0%)
    Other Securities..................................                        736            0.0%
                                                                  ---------------           -----

SINGAPORE -- (0.0%)
    Other Securities..................................                     26,148            0.0%
                                                                  ---------------           -----

SPAIN -- (0.0%)
    Other Securities..................................                    604,074            0.0%
                                                                  ---------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                          SHARES        VALUE++     OF NET ASSETS**
                                          ------        -------     ---------------
SWEDEN -- (0.0%)
       Other Securities................             $       299,130            0.0%
                                                    ---------------          ------

UNITED KINGDOM -- (0.0%)
       Other Securities................                   1,203,565            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                   2,221,015            0.0%
                                                    ---------------          ------
TOTAL INVESTMENT SECURITIES............              16,737,240,693
                                                    ---------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@   DFA Short Term Investment Fund.. 106,864,635   1,236,637,558            7.3%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,498,407,878).............               $17,973,878,251          105.8%
                                                    ===============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
 Australia.................... $   37,103,287 $1,037,564,809   --    $1,074,668,096
 Austria......................         49,098     91,682,877   --        91,731,975
 Belgium......................     58,744,725    186,346,669   --       245,091,394
 Canada.......................  1,523,377,449        181,990   --     1,523,559,439
 China........................             --      2,708,191   --         2,708,191
 Denmark......................     21,156,358    299,762,269   --       320,918,627
 Finland......................      6,367,123    300,972,029   --       307,339,152
 France.......................     69,350,590  1,129,122,769   --     1,198,473,359
 Germany......................     79,163,985  1,100,489,886   --     1,179,653,871
 Hong Kong....................      1,718,770    499,057,194   --       500,775,964
 Ireland......................     19,547,023     65,803,142   --        85,350,165
 Israel.......................     28,473,368     76,081,909   --       104,555,277
 Italy........................     11,331,958    407,270,785   --       418,602,743
 Japan........................    115,521,400  4,055,414,547   --     4,170,935,947
 Netherlands..................     67,080,426    388,384,121   --       455,464,547
 New Zealand..................        656,849     74,461,777   --        75,118,626
 Norway.......................     12,717,633    136,459,699   --       149,177,332
 Portugal.....................        238,098     44,156,210   --        44,394,308
 Singapore....................            680    182,338,118   --       182,338,798
 Spain........................     25,603,409    377,968,721   --       403,572,130
 Sweden.......................      2,614,670    471,523,855   --       474,138,525
 Switzerland..................     93,775,066    986,261,432   --     1,080,036,498
 United Kingdom...............    602,836,047  1,974,018,933   --     2,576,854,980
 United States................      1,630,990      2,270,396   --         3,901,386
Preferred Stocks
 Germany......................             --     65,644,070   --        65,644,070
 United Kingdom...............             --         14,278   --            14,278

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 --------------  --------------- ------- ---------------
Rights/Warrants
 Australia......................             --  $        87,327   --    $        87,327
 France.........................             --               35   --                 35
 Hong Kong......................             --              736   --                736
 Singapore......................             --           26,148   --             26,148
 Spain..........................             --          604,074   --            604,074
 Sweden.........................             --          299,130   --            299,130
 United Kingdom.................             --        1,203,565   --          1,203,565
Securities Lending Collateral...             --    1,236,637,558   --      1,236,637,558
Futures Contracts**............. $   (2,947,701)              --   --         (2,947,701)
                                 --------------  ---------------   --    ---------------
TOTAL........................... $2,776,111,301  $15,194,819,249   --    $17,970,930,550
                                 ==============  ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                 VALUE+
                                                             ---------------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in The Continental Small Company Series of
     The DFA Investment Trust Company....................... $ 3,831,133,408
   Investment in The Japanese Small Company Series of
     The DFA Investment Trust Company.......................   2,622,939,356
   Investment in The United Kingdom Small Company Series of
     The DFA Investment Trust Company.......................   1,623,793,646
   Investment in The Asia Pacific Small Company Series of
     The DFA Investment Trust Company.......................   1,304,060,854
   Investment in The Canadian Small Company Series of
     The DFA Investment Trust Company.......................     912,080,702
                                                             ---------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
        (Cost $9,548,011,247)...............................  10,294,007,966
                                                             ---------------
      TOTAL INVESTMENTS -- (100.0%)
        (Cost $9,548,011,247)............................... $10,294,007,966
                                                             ===============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ------------------------------------------------
                                       LEVEL 1      LEVEL 2 LEVEL 3      TOTAL
                                   ---------------  ------- ------- ---------------
Affiliated Investment Companies... $10,294,007,966    --      --    $10,294,007,966
Futures Contracts**...............      (2,788,124)   --      --         (2,788,124)
                                   ---------------    --      --    ---------------
TOTAL............................. $10,291,219,842    --      --    $10,291,219,842
                                   ===============    ==      ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2016


                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $509,654,577
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $438,858,924)............................... $509,654,577
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $251,675,013
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $260,212,173)............................... $251,675,013
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2016


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                               -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company....................... $32,369,395
                                                               -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $30,007,760).................................. $32,369,395
                                                               ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Continental Small Company Series of
        The DFA Investment Trust Company..................... $292,248,971
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $254,355,139)............................... $292,248,971
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                             PERCENTAGE
                                     SHARES     VALUE++    OF NET ASSETS**
                                     ------     -------    ---------------
     COMMON STOCKS -- (96.3%)
     AUSTRALIA -- (19.3%)
         Dexus Property Group..... 10,421,155 $ 70,792,307            1.7%
         Goodman Group............ 18,851,899   97,172,423            2.3%
         GPT Group (The).......... 19,362,947   68,455,268            1.6%
         Scentre Group............ 54,296,774  173,778,720            4.2%
         Stockland................ 25,313,761   85,014,734            2.0%
         Vicinity Centres......... 34,732,755   75,743,821            1.8%
         Westfield Corp........... 20,974,759  141,744,743            3.4%
         Other Securities.........             109,559,306            2.7%
                                              ------------           -----
     TOTAL AUSTRALIA..............             822,261,322           19.7%
                                              ------------           -----

     BELGIUM -- (1.9%)
         Cofinimmo SA.............    238,829   27,961,580            0.6%
         Other Securities.........              53,212,619            1.3%
                                              ------------           -----
     TOTAL BELGIUM................              81,174,199            1.9%
                                              ------------           -----

     CANADA -- (5.4%)
         H&R REIT.................  1,595,665   27,135,707            0.7%
     #   RioCan REIT..............  1,689,942   32,858,933            0.8%
         Other Securities.........             172,649,171            4.1%
                                              ------------           -----
     TOTAL CANADA.................             232,643,811            5.6%
                                              ------------           -----

     CHINA -- (0.3%)
         Other Securities.........              11,237,887            0.3%
                                              ------------           -----

     FRANCE -- (5.7%)
         Fonciere Des Regions.....    379,734   33,187,074            0.8%
         Gecina SA................    377,040   54,972,887            1.3%
         ICADE....................    402,909   28,934,036            0.7%
         Klepierre................  2,396,542   97,941,331            2.4%
         Other Securities.........              28,802,314            0.6%
                                              ------------           -----
     TOTAL FRANCE.................             243,837,642            5.8%
                                              ------------           -----

     GERMANY -- (0.6%)
         Other Securities.........              25,143,013            0.6%
                                              ------------           -----

     GREECE -- (0.0%)
         Other Securities.........                 744,713            0.0%
                                              ------------           -----

     HONG KONG -- (4.9%)
         Link REIT................ 23,556,305  167,578,021            4.0%
         Other Securities.........              43,309,315            1.1%
                                              ------------           -----
     TOTAL HONG KONG..............             210,887,336            5.1%
                                              ------------           -----

     IRELAND -- (0.0%)
         Other Securities.........               1,374,206            0.0%
                                              ------------           -----

     ITALY -- (0.3%)
         Other Securities.........              11,138,933            0.3%
                                              ------------           -----

     JAPAN -- (23.0%)
         Advance Residence
          Investment Corp.........     13,996   39,173,593            0.9%
     #   Daiwa House REIT
          Investment Corp.........     12,360   33,510,134            0.8%
     #   Daiwa Office Investment
          Corp....................      3,983   22,498,132            0.5%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                                    SHARES     VALUE++    OF NET ASSETS**
                                                    ------     -------    ---------------
JAPAN -- (Continued)
#   Frontier Real Estate Investment Corp.........      5,413 $ 25,460,606            0.6%
#   GLP J-Reit...................................     22,433   28,111,373            0.7%
    Japan Hotel REIT Investment Corp.............     40,160   27,094,758            0.6%
#   Japan Logistics Fund, Inc....................     10,121   22,012,338            0.5%
    Japan Prime Realty Investment Corp...........      9,039   39,035,811            0.9%
    Japan Real Estate Investment Corp............     14,179   82,108,307            2.0%
    Japan Retail Fund Investment Corp............     27,239   61,968,555            1.5%
#   Kenedix Office Investment Corp...............      5,113   28,829,953            0.7%
#   Mori Hills REIT Investment Corp..............     17,770   25,055,593            0.6%
#   Nippon Accommodations Fund, Inc..............      5,159   23,476,891            0.6%
#   Nippon Building Fund, Inc....................     15,266   90,714,220            2.2%
#   Nomura Real Estate Master Fund, Inc..........     39,926   64,808,049            1.6%
    Orix JREIT, Inc..............................     26,064   44,647,991            1.1%
#   United Urban Investment Corp.................     31,108   52,604,206            1.3%
    Other Securities.............................             270,972,139            6.4%
                                                             ------------           -----
TOTAL JAPAN......................................             982,082,649           23.5%
                                                             ------------           -----

MALAYSIA -- (0.6%)
    Other Securities.............................              26,876,659            0.7%
                                                             ------------           -----

MEXICO -- (2.0%)
#   Fibra Uno Administracion S.A. de C.V......... 27,780,766   52,868,851            1.3%
    Other Securities.............................              31,820,022            0.7%
                                                             ------------           -----
TOTAL MEXICO.....................................              84,688,873            2.0%
                                                             ------------           -----

NETHERLANDS -- (6.7%)
    Unibail-Rodamco SE...........................    978,160  232,180,914            5.6%
    Other Securities.............................              53,692,413            1.2%
                                                             ------------           -----
TOTAL NETHERLANDS................................             285,873,327            6.8%
                                                             ------------           -----

NEW ZEALAND -- (0.9%)
    Other Securities.............................              38,938,815            0.9%
                                                             ------------           -----

SINGAPORE -- (7.5%)
    Ascendas REIT................................ 25,809,800   43,983,702            1.1%
    CapitaLand Commercial Trust.................. 28,645,800   32,416,256            0.8%
    CapitaLand Mall Trust........................ 27,289,300   40,664,892            1.0%
    Suntec REIT.................................. 26,331,900   31,803,711            0.8%
    Other Securities.............................             171,622,152            4.0%
                                                             ------------           -----
TOTAL SINGAPORE..................................             320,490,713            7.7%
                                                             ------------           -----

SOUTH AFRICA -- (3.9%)
#   Growthpoint Properties, Ltd.................. 25,861,189   48,224,649            1.2%
    Redefine Properties, Ltd..................... 45,551,268   38,977,751            0.9%
    Resilient REIT, Ltd..........................  2,831,518   23,424,603            0.6%
    Other Securities.............................              53,783,748            1.2%
                                                             ------------           -----
TOTAL SOUTH AFRICA...............................             164,410,751            3.9%
                                                             ------------           -----

SPAIN -- (0.9%)
    Merlin Properties Socimi SA..................  3,441,570   38,613,634            0.9%
                                                             ------------           -----

TAIWAN -- (0.3%)
    Other Securities.............................              12,147,545            0.3%
                                                             ------------           -----

TURKEY -- (0.7%)
    Other Securities.............................              29,344,452            0.7%
                                                             ------------           -----

UNITED KINGDOM -- (11.4%)
    British Land Co. P.L.C. (The)................ 10,898,856   78,029,194            1.9%
    Derwent London P.L.C.........................  1,176,748   34,800,232            0.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
UNITED KINGDOM -- (Continued)
      Great Portland Estates P.L.C.......  3,858,150 $   27,994,372            0.7%
      Hammerson P.L.C....................  8,960,814     60,284,091            1.4%
#     Intu Properties P.L.C.............. 10,648,168     35,886,732            0.8%
      Land Securities Group P.L.C........  8,807,163    107,540,737            2.6%
      Segro P.L.C........................  8,436,335     45,185,521            1.1%
      Shaftesbury P.L.C..................  2,926,579     32,832,178            0.8%
      Other Securities...................                63,665,670            1.5%
                                                     --------------          ------
TOTAL UNITED KINGDOM.....................               486,218,727           11.6%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             4,110,129,207           98.3%
                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SINGAPORE -- (0.0%)
      Other Securities...................                    14,393            0.0%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             4,110,143,600
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund..... 13,647,290    157,926,434            3.8%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,136,479,829)..................             $4,268,070,034          102.1%
                                                     ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------------
                                    LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                 ------------  -------------- ------- --------------
Common Stocks
 Australia......................           --  $  822,261,322   --    $  822,261,322
 Belgium........................           --      81,174,199   --        81,174,199
 Canada......................... $232,643,811              --   --       232,643,811
 China..........................           --      11,237,887   --        11,237,887
 France.........................    8,846,020     234,991,622   --       243,837,642
 Germany........................           --      25,143,013   --        25,143,013
 Greece.........................           --         744,713   --           744,713
 Hong Kong......................           --     210,887,336   --       210,887,336
 Ireland........................           --       1,374,206   --         1,374,206
 Italy..........................           --      11,138,933   --        11,138,933
 Japan..........................           --     982,082,649   --       982,082,649
 Malaysia.......................           --      26,876,659   --        26,876,659
 Mexico.........................   84,688,873              --   --        84,688,873
 Netherlands....................           --     285,873,327   --       285,873,327
 New Zealand....................           --      38,938,815   --        38,938,815
 Singapore......................           --     320,490,713   --       320,490,713
 South Africa...................           --     164,410,751   --       164,410,751
 Spain..........................           --      38,613,634   --        38,613,634
 Taiwan.........................           --      12,147,545   --        12,147,545
 Turkey.........................           --      29,344,452   --        29,344,452
 United Kingdom.................           --     486,218,727   --       486,218,727
Rights/Warrants
 Singapore......................           --          14,393   --            14,393
Securities Lending Collateral...           --     157,926,434   --       157,926,434
Futures Contracts**.............     (303,666)             --   --          (303,666)
                                 ------------  --------------   --    --------------
TOTAL........................... $325,875,038  $3,941,891,330   --    $4,267,766,368
                                 ============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                        PERCENTAGE
                                              SHARES      VALUE++     OF NET ASSETS**
                                              ------      -------     ---------------
COMMON STOCKS -- (32.3%)
UNITED STATES -- (32.3%)
    Alexandria Real Estate Equities, Inc....   174,347 $   18,796,350            0.4%
    American Campus Communities, Inc........   279,406     14,559,847            0.3%
    Apartment Investment & Management Co.
     Class A................................   335,438     14,782,753            0.3%
    AvalonBay Communities, Inc..............   291,915     49,970,010            1.0%
    Boston Properties, Inc..................   327,235     39,425,273            0.8%
    Brixmor Property Group, Inc.............   530,182     13,477,226            0.3%
#   Camden Property Trust...................   187,245     15,249,233            0.3%
    CubeSmart...............................   382,314      9,966,926            0.2%
    DDR Corp................................   666,214     10,186,412            0.2%
    Digital Realty Trust, Inc...............   326,268     30,483,219            0.6%
#   Douglas Emmett, Inc.....................   305,331     11,144,582            0.2%
    Duke Realty Corp........................   751,217     19,644,325            0.4%
    EPR Properties..........................   137,096      9,969,621            0.2%
    Equinix, Inc............................   152,062     54,328,711            1.1%
    Equity Lifestyle Properties, Inc........   163,143     12,372,765            0.3%
    Equity Residential......................   779,120     48,110,660            1.0%
    Essex Property Trust, Inc...............   138,955     29,748,876            0.6%
    Extra Space Storage, Inc................   269,405     19,706,976            0.4%
    Federal Realty Investment Trust.........   152,350     22,125,790            0.5%
    Gaming and Leisure Properties, Inc......   353,547     11,606,948            0.2%
    General Growth Properties, Inc.......... 1,218,319     30,397,059            0.6%
    HCP, Inc................................   996,797     34,140,297            0.7%
#   Highwoods Properties, Inc...............   212,512     10,546,971            0.2%
    Hospitality Properties Trust............   348,626      9,538,407            0.2%
#   Host Hotels & Resorts, Inc.............. 1,590,717     24,624,299            0.5%
    Iron Mountain, Inc......................   537,781     18,139,353            0.4%
#   Kilroy Realty Corp......................   197,573     14,191,669            0.3%
#   Kimco Realty Corp.......................   891,266     23,716,588            0.5%
    Liberty Property Trust..................   314,355     12,709,373            0.3%
    Macerich Co. (The)......................   259,337     18,355,873            0.4%
#   Mid-America Apartment Communities, Inc..   159,688     14,811,062            0.3%
    National Retail Properties, Inc.........   314,811     14,361,678            0.3%
#   Omega Healthcare Investors, Inc.........   414,309     13,187,455            0.3%
    Prologis, Inc........................... 1,126,524     58,759,492            1.2%
    Public Storage..........................   316,191     67,576,341            1.4%
    Realty Income Corp......................   548,676     32,503,566            0.7%
    Regency Centers Corp....................   224,566     16,184,472            0.3%
    Senior Housing Properties Trust.........   511,739     10,884,689            0.2%
    Simon Property Group, Inc...............   675,550    125,625,278            2.6%
#   SL Green Realty Corp....................   214,852     21,102,763            0.4%
    Spirit Realty Capital, Inc.............. 1,027,741     12,240,395            0.3%
    Sun Communities, Inc....................   133,702     10,285,695            0.2%
    UDR, Inc................................   568,465     19,879,221            0.4%
    Ventas, Inc.............................   745,527     50,509,454            1.0%
    VEREIT, Inc. REIT....................... 2,089,475     19,641,065            0.4%
    Vornado Realty Trust....................   361,278     33,519,373            0.7%
    Welltower, Inc..........................   764,813     52,412,635            1.1%
    WP Carey, Inc...........................   209,677     12,735,781            0.3%
    Other Securities........................              354,946,650            7.1%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            1,593,183,457           32.6%
                                                       --------------           -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                   ------       -------     ---------------

AFFILIATED INVESTMENT COMPANIES -- (67.0%)
UNITED STATES -- (67.0%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 320,901,426 $1,678,314,456           34.3%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  47,182,930  1,619,318,167           33.1%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,297,632,623           67.4%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,297,632,623           67.4%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES.....................................              4,890,816,080
                                                                             --------------


                                                                                VALUE+
                                                                                ------
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@  DFA Short Term Investment Fund............................   2,940,518     34,027,679            0.7%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,228,323,230).......................................               $4,924,843,759          100.7%
                                                                             ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------
                                    LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                 -------------- ----------- ------- --------------
Common Stocks
  United States................. $1,593,183,457          --   --    $1,593,183,457
Affiliated Investment Companies
  United States.................  3,297,632,623          --   --     3,297,632,623
Securities Lending Collateral...             -- $34,027,679   --        34,027,679
                                 -------------- -----------   --    --------------
TOTAL........................... $4,890,816,080 $34,027,679   --    $4,924,843,759
                                 ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                        PERCENTAGE
                                                         SHARES       VALUE++         OF NET ASSETS**
                                                         ------       -------         ---------------
COMMON STOCKS -- (92.9%)
AUSTRALIA -- (7.2%)
    BlueScope Steel, Ltd.............................. 10,422,296 $     61,831,603               0.5%
    Downer EDI, Ltd................................... 10,628,374       46,976,239               0.4%
    OZ Minerals, Ltd..................................  7,708,562       39,385,693               0.3%
#   Primary Health Care, Ltd.......................... 12,982,539       37,841,289               0.3%
    Treasury Wine Estates, Ltd........................  5,628,238       45,883,460               0.4%
    Other Securities..................................                 765,041,938               5.8%
                                                                  ----------------               ----
TOTAL AUSTRALIA.......................................                 996,960,222               7.7%
                                                                  ----------------               ----

AUSTRIA -- (1.0%)
    Wienerberger AG...................................  2,688,169       42,958,537               0.3%
    Other Securities..................................                  93,902,207               0.8%
                                                                  ----------------               ----
TOTAL AUSTRIA.........................................                 136,860,744               1.1%
                                                                  ----------------               ----

BELGIUM -- (1.2%)
    Other Securities..................................                 168,390,567               1.3%
                                                                  ----------------               ----

CANADA -- (8.0%)
*   New Gold, Inc..................................... 11,382,167       44,890,527               0.4%
#   Precision Drilling Corp...........................  9,599,787       42,799,319               0.3%
    Other Securities..................................               1,015,574,961               7.8%
                                                                  ----------------               ----
TOTAL CANADA..........................................               1,103,264,807               8.5%
                                                                  ----------------               ----

CHINA -- (0.1%)
    Other Securities..................................                  10,731,956               0.1%
                                                                  ----------------               ----

DENMARK -- (1.7%)
    Jyske Bank A.S....................................  1,025,280       46,486,501               0.4%
    Sydbank A.S.......................................  1,377,895       43,026,529               0.3%
    Other Securities..................................                 143,175,738               1.1%
                                                                  ----------------               ----
TOTAL DENMARK.........................................                 232,688,768               1.8%
                                                                  ----------------               ----

FINLAND -- (2.5%)
    Cargotec Oyj Class B..............................    973,185       39,910,579               0.3%
    Kesko Oyj Class B.................................  1,458,967       72,495,964               0.6%
    Other Securities..................................                 225,344,052               1.7%
                                                                  ----------------               ----
TOTAL FINLAND.........................................                 337,750,595               2.6%
                                                                  ----------------               ----

FRANCE -- (4.4%)
    Arkema SA.........................................  1,001,886       95,001,175               0.7%
*   Nexans SA.........................................    759,787       43,188,043               0.3%
    Rexel SA..........................................  3,645,764       50,563,981               0.4%
    Other Securities..................................                 412,423,919               3.2%
                                                                  ----------------               ----
TOTAL FRANCE..........................................                 601,177,118               4.6%
                                                                  ----------------               ----

GERMANY -- (6.8%)
    Aareal Bank AG....................................  1,773,002       64,129,789               0.5%
    Aurubis AG........................................  1,167,679       60,878,661               0.5%
    DMG Mori AG.......................................    999,797       45,763,876               0.4%
    Lanxess AG........................................  1,639,319      105,120,810               0.8%
    Osram Licht AG....................................  1,096,994       62,305,723               0.5%
    Rheinmetall AG....................................  1,078,306       74,853,689               0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                               SHARES        VALUE++         OF NET ASSETS**
                                               ------        -------         ---------------
GERMANY -- (Continued)
    Salzgitter AG...........................   1,332,610 $     43,805,512               0.4%
    Other Securities........................                  481,546,452               3.5%
                                                         ----------------              -----
TOTAL GERMANY...............................                  938,404,512               7.2%
                                                         ----------------              -----

GREECE -- (0.0%)
    Other Securities........................                        1,886               0.0%
                                                         ----------------              -----

HONG KONG -- (3.1%)
    Other Securities........................                  420,368,732               3.2%
                                                         ----------------              -----

IRELAND -- (0.3%)
    Other Securities........................                   43,620,825               0.3%
                                                         ----------------              -----

ISRAEL -- (0.6%)
    Other Securities........................                   82,215,729               0.6%
                                                         ----------------              -----

ITALY -- (3.0%)
    Banca Popolare dell'Emilia Romagna SC...  13,794,426       64,820,979               0.5%
#   Banca Popolare di Milano Scarl.......... 131,508,015       60,272,546               0.5%
    Unipol Gruppo Finanziario SpA...........  12,280,894       37,597,880               0.3%
    Other Securities........................                  256,609,430               1.9%
                                                         ----------------              -----
TOTAL ITALY.................................                  419,300,835               3.2%
                                                         ----------------              -----

JAPAN -- (25.9%)
    Fujikura, Ltd...........................   6,644,200       39,038,012               0.3%
    Kyushu Financial Group, Inc.............   5,673,395       37,724,890               0.3%
    Other Securities........................                3,491,498,246              26.8%
                                                         ----------------              -----
TOTAL JAPAN.................................                3,568,261,148              27.4%
                                                         ----------------              -----

NETHERLANDS -- (2.1%)
#   APERAM SA...............................   1,295,977       58,939,499               0.5%
    Delta Lloyd NV..........................   7,177,283       43,360,353               0.3%
#   SBM Offshore NV.........................   4,403,531       63,209,832               0.5%
    Other Securities........................                  129,334,903               1.0%
                                                         ----------------              -----
TOTAL NETHERLANDS...........................                  294,844,587               2.3%
                                                         ----------------              -----

NEW ZEALAND -- (0.4%)
    Other Securities........................                   58,409,655               0.4%
                                                         ----------------              -----

NORWAY -- (0.7%)
    Other Securities........................                   94,820,762               0.7%
                                                         ----------------              -----

PORTUGAL -- (0.3%)
    Other Securities........................                   39,952,792               0.3%
                                                         ----------------              -----

SINGAPORE -- (1.2%)
    Other Securities........................                  158,940,173               1.2%
                                                         ----------------              -----

SPAIN -- (2.3%)
    Acciona SA..............................     641,361       48,739,153               0.4%
#   Acerinox SA.............................   3,328,284       40,957,184               0.3%
    Gamesa Corp. Tecnologica SA.............   2,275,221       52,531,263               0.4%
    Other Securities........................                  169,582,811               1.3%
                                                         ----------------              -----
TOTAL SPAIN.................................                  311,810,411               2.4%
                                                         ----------------              -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                            SHARES       VALUE++         OF NET ASSETS**
                                            ------       -------         ---------------
SWEDEN -- (3.0%)
     BillerudKorsnas AB..................  2,518,920 $     41,364,292               0.3%
     Holmen AB Class B...................  1,244,509       42,581,753               0.3%
     Saab AB Class B.....................  1,090,814       38,634,039               0.3%
     Other Securities....................                 290,912,982               2.3%
                                                     ----------------              -----
TOTAL SWEDEN.............................                 413,493,066               3.2%
                                                     ----------------              -----

SWITZERLAND -- (4.4%)
     Baloise Holding AG..................    499,895       61,501,836               0.5%
     Helvetia Holding AG.................    166,174       86,454,389               0.7%
     Other Securities....................                 458,006,489               3.5%
                                                     ----------------              -----
TOTAL SWITZERLAND........................                 605,962,714               4.7%
                                                     ----------------              -----

UNITED KINGDOM -- (12.7%)
     Beazley P.L.C....................... 13,328,414       59,345,802               0.5%
     Bellway P.L.C.......................  3,292,215       95,270,849               0.7%
     Bodycote P.L.C......................  5,196,658       37,662,195               0.3%
     Bovis Homes Group P.L.C.............  4,562,935       42,247,075               0.3%
     Centamin P.L.C...................... 25,014,912       48,451,085               0.4%
     Close Brothers Group P.L.C..........  2,394,726       38,860,135               0.3%
     Greene King P.L.C...................  7,070,307       63,247,094               0.5%
     Hiscox, Ltd.........................  7,430,506       92,783,332               0.7%
     Inchcape P.L.C......................  6,553,522       52,105,182               0.4%
     John Wood Group P.L.C...............  7,902,149       74,273,651               0.6%
     Man Group P.L.C..................... 27,750,733       42,307,017               0.3%
     Melrose Industries P.L.C............ 38,390,186       79,225,571               0.6%
     Other Securities....................               1,028,984,021               7.9%
                                                     ----------------              -----
TOTAL UNITED KINGDOM.....................               1,754,763,009              13.5%
                                                     ----------------              -----

UNITED STATES -- (0.0%)
     Other Securities....................                   3,056,896               0.0%
                                                     ----------------              -----
TOTAL COMMON STOCKS......................              12,796,052,509              98.3%
                                                     ----------------              -----

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
     Other Securities....................                   7,352,563               0.1%
                                                     ----------------              -----
TOTAL PREFERRED STOCKS...................                   7,352,563               0.1%
                                                     ----------------              -----

RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.0%)
     Other Securities....................                      91,309               0.0%
                                                     ----------------              -----

SINGAPORE -- (0.0%)
     Other Securities....................                     131,043               0.0%
                                                     ----------------              -----

SPAIN -- (0.0%)
     Other Securities....................                     215,821               0.0%
                                                     ----------------              -----

UNITED KINGDOM -- (0.1%)
     Other Securities....................                   6,722,457               0.1%
                                                     ----------------              -----
TOTAL RIGHTS/WARRANTS....................                   7,160,630               0.1%
                                                     ----------------              -----
TOTAL INVESTMENT SECURITIES..............              12,810,565,702
                                                     ----------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                          SHARES        VALUE+         OF NET ASSETS**
                                          ------        ------         ---------------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@   DFA Short Term Investment Fund.. 81,879,790 $    947,512,927               7.3%
                                                   ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,684,369,059).............              $ 13,758,078,629             105.8%
                                                   ================             ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 --------------  --------------- ------- ---------------
Common Stocks
 Australia......................             --  $   996,960,222   --    $   996,960,222
 Austria........................             --      136,860,744   --        136,860,744
 Belgium........................             --      168,390,567   --        168,390,567
 Canada......................... $1,102,402,780          862,027   --      1,103,264,807
 China..........................             --       10,731,956   --         10,731,956
 Denmark........................             --      232,688,768   --        232,688,768
 Finland........................             --      337,750,595   --        337,750,595
 France.........................         86,852      601,090,266   --        601,177,118
 Germany........................             --      938,404,512   --        938,404,512
 Greece.........................             --            1,886   --              1,886
 Hong Kong......................         79,646      420,289,086   --        420,368,732
 Ireland........................             --       43,620,825   --         43,620,825
 Israel.........................             --       82,215,729   --         82,215,729
 Italy..........................             --      419,300,835   --        419,300,835
 Japan..........................      4,531,599    3,563,729,549   --      3,568,261,148
 Netherlands....................             --      294,844,587   --        294,844,587
 New Zealand....................             --       58,409,655   --         58,409,655
 Norway.........................             --       94,820,762   --         94,820,762
 Portugal.......................             --       39,952,792   --         39,952,792
 Singapore......................        438,984      158,501,189   --        158,940,173
 Spain..........................             --      311,810,411   --        311,810,411
 Sweden.........................             --      413,493,066   --        413,493,066
 Switzerland....................             --      605,962,714   --        605,962,714
 United Kingdom.................             --    1,754,763,009   --      1,754,763,009
 United States..................        150,425        2,906,471   --          3,056,896
Preferred Stocks
 Germany........................             --        7,352,563   --          7,352,563
Rights/Warrants
 Australia......................             --           91,309   --             91,309
 Singapore......................             --          131,043   --            131,043
 Spain..........................             --          215,821   --            215,821
 United Kingdom.................             --        6,722,457   --          6,722,457
Securities Lending Collateral...             --      947,512,927   --        947,512,927
Futures Contracts**.............     (3,457,941)              --   --         (3,457,941)
                                 --------------  ---------------   --    ---------------
TOTAL........................... $1,104,232,345  $12,650,388,343   --    $13,754,620,688
                                 ==============  ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                              PERCENTAGE
                                                 SHARES      VALUE++        OF NET ASSETS**
                                                 ------      -------        ---------------
COMMON STOCKS -- (92.4%)
AUSTRALIA -- (6.2%)
    Australia & New Zealand Banking Group, Ltd.. 214,260 $     4,524,187               0.3%
    BHP Billiton, Ltd........................... 314,531       5,495,117               0.3%
#   Fortescue Metals Group, Ltd................. 868,376       3,644,250               0.2%
    Macquarie Group, Ltd........................  80,830       4,886,127               0.3%
    Treasury Wine Estates, Ltd.................. 356,118       2,903,204               0.2%
    Woodside Petroleum, Ltd..................... 224,990       4,816,133               0.3%
    Other Securities............................              97,973,431               5.1%
                                                         ---------------               ----
TOTAL AUSTRALIA.................................             124,242,449               6.7%
                                                         ---------------               ----

AUSTRIA -- (0.6%)
    Other Securities............................              12,418,345               0.7%
                                                         ---------------               ----

BELGIUM -- (1.7%)
    Ageas.......................................  83,970       3,067,703               0.2%
#   Anheuser-Busch InBev SA.....................  27,589       3,166,384               0.2%
    Umicore SA..................................  56,575       3,438,746               0.2%
    Other Securities............................              23,106,059               1.2%
                                                         ---------------               ----
TOTAL BELGIUM...................................              32,778,892               1.8%
                                                         ---------------               ----

CANADA -- (8.2%)
    Suncor Energy, Inc.......................... 139,453       4,184,723               0.2%
    Other Securities............................             160,062,099               8.7%
                                                         ---------------               ----
TOTAL CANADA....................................             164,246,822               8.9%
                                                         ---------------               ----

CHINA -- (0.0%)
    Other Securities............................                 811,856               0.0%
                                                         ---------------               ----

DENMARK -- (1.8%)
    Other Securities............................              36,479,776               2.0%
                                                         ---------------               ----

FINLAND -- (2.1%)
    UPM-Kymmene Oyj............................. 273,652       6,365,558               0.4%
    Other Securities............................              35,417,221               1.9%
                                                         ---------------               ----
TOTAL FINLAND...................................              41,782,779               2.3%
                                                         ---------------               ----

FRANCE -- (6.0%)
    BNP Paribas SA..............................  73,561       4,265,306               0.2%
    Cie de Saint-Gobain......................... 105,119       4,667,617               0.3%
    Technip SA..................................  50,974       3,383,140               0.2%
    Total SA.................................... 240,139      11,503,835               0.6%
    Other Securities............................              95,214,376               5.1%
                                                         ---------------               ----
TOTAL FRANCE....................................             119,034,274               6.4%
                                                         ---------------               ----

GERMANY -- (5.6%)
    Allianz SE..................................  25,753       4,020,152               0.2%
    BASF SE.....................................  38,075       3,361,183               0.2%
    Daimler AG..................................  89,896       6,413,358               0.4%
    E.ON SE..................................... 588,434       4,312,548               0.2%
*   RWE AG...................................... 247,438       3,936,537               0.2%
    Other Securities............................              89,878,733               4.8%
                                                         ---------------               ----
TOTAL GERMANY...................................             111,922,511               6.0%
                                                         ---------------               ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                         SHARES      VALUE++        OF NET ASSETS**
                                                         ------      -------        ---------------
HONG KONG -- (3.0%)
     Other Securities...................................         $    60,120,275               3.2%
                                                                 ---------------              -----

IRELAND -- (0.5%)
     Other Securities...................................               9,302,904               0.5%
                                                                 ---------------              -----

ISRAEL -- (0.7%)
     Other Securities...................................              13,848,935               0.7%
                                                                 ---------------              -----

ITALY -- (2.5%)
     Assicurazioni Generali SpA......................... 303,243       3,917,093               0.2%
     Eni SpA............................................ 211,731       3,072,695               0.2%
     Other Securities...................................              42,065,042               2.2%
                                                                 ---------------              -----
TOTAL ITALY.............................................              49,054,830               2.6%
                                                                 ---------------              -----

JAPAN -- (23.8%)
     Honda Motor Co., Ltd............................... 108,123       3,235,214               0.2%
     Mitsubishi Chemical Holdings Corp.................. 462,400       3,036,083               0.2%
     Mitsubishi UFJ Financial Group, Inc................ 817,300       4,217,111               0.2%
     Sumitomo Mitsui Financial Group, Inc...............  88,341       3,062,929               0.2%
     Toyota Motor Corp..................................  55,363       3,211,426               0.2%
     Toyota Motor Corp. Sponsored ADR...................  36,827       4,259,411               0.3%
     Other Securities...................................             453,241,144              24.2%
                                                                 ---------------              -----
TOTAL JAPAN.............................................             474,263,318              25.5%
                                                                 ---------------              -----

NETHERLANDS -- (2.7%)
     Koninklijke Ahold Delhaize NV...................... 290,458       6,626,044               0.4%
     Koninklijke DSM NV.................................  62,767       4,034,318               0.2%
     Other Securities...................................              43,716,231               2.3%
                                                                 ---------------              -----
TOTAL NETHERLANDS.......................................              54,376,593               2.9%
                                                                 ---------------              -----

NEW ZEALAND -- (0.5%)
     Other Securities...................................              10,447,365               0.6%
                                                                 ---------------              -----

NORWAY -- (0.9%)
     Other Securities...................................              18,361,505               1.0%
                                                                 ---------------              -----

PORTUGAL -- (0.3%)
     Other Securities...................................               5,076,833               0.3%
                                                                 ---------------              -----

SINGAPORE -- (1.1%)
     Other Securities...................................              21,758,685               1.2%
                                                                 ---------------              -----

SPAIN -- (2.1%)
     Banco Santander SA................................. 853,014       4,179,790               0.2%
     Other Securities...................................              37,107,416               2.0%
                                                                 ---------------              -----
TOTAL SPAIN.............................................              41,287,206               2.2%
                                                                 ---------------              -----

SWEDEN -- (2.6%)
     Other Securities...................................              50,731,426               2.7%
                                                                 ---------------              -----

SWITZERLAND -- (6.1%)
     Baloise Holding AG.................................  26,119       3,213,408               0.2%
     Clariant AG........................................ 182,599       3,023,740               0.2%
     Flughafen Zuerich AG...............................  16,575       3,046,882               0.2%
     Lonza Group AG.....................................  15,916       3,003,376               0.2%
     Nestle SA.......................................... 110,012       7,977,396               0.4%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                        SHARES       VALUE++        OF NET ASSETS**
                                                        ------       -------        ---------------
SWITZERLAND -- (Continued)
    Novartis AG.......................................    52,784 $     3,745,953               0.2%
    Novartis AG Sponsored ADR.........................    73,269       5,203,564               0.3%
    Swiss Life Holding AG.............................    12,759       3,376,447               0.2%
    Swiss Re AG.......................................    39,527       3,668,568               0.2%
    Zurich Insurance Group AG.........................    11,416       2,988,212               0.2%
    Other Securities..................................                81,499,610               4.2%
                                                                 ---------------              -----
TOTAL SWITZERLAND.....................................               120,747,156               6.5%
                                                                 ---------------              -----

UNITED KINGDOM -- (13.4%)
*   Anglo American P.L.C..............................   210,298       2,918,769               0.2%
    BP P.L.C. Sponsored ADR...........................   259,985       9,242,472               0.5%
    HSBC Holdings P.L.C. Sponsored ADR................   228,451       8,596,611               0.5%
    Melrose Industries P.L.C.......................... 1,702,272       3,512,968               0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A...   147,757       7,359,766               0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B...   113,939       5,960,149               0.3%
*   Standard Chartered P.L.C..........................   374,495       3,256,575               0.2%
#   Vodafone Group P.L.C. Sponsored ADR...............   142,624       3,970,657               0.2%
    WM Morrison Supermarkets P.L.C.................... 1,327,157       3,673,920               0.2%
    Other Securities..................................               218,402,900              11.7%
                                                                 ---------------              -----
TOTAL UNITED KINGDOM..................................               266,894,787              14.4%
                                                                 ---------------              -----

UNITED STATES -- (0.0%)
    Other Securities..................................                   700,028               0.0%
                                                                 ---------------              -----
TOTAL COMMON STOCKS...................................             1,840,689,550              99.1%
                                                                 ---------------              -----

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Other Securities..................................                 6,885,828               0.4%
                                                                 ---------------              -----

UNITED KINGDOM -- (0.0%)
    Other Securities..................................                     1,326               0.0%
                                                                 ---------------              -----
TOTAL PREFERRED STOCKS................................                 6,887,154               0.4%
                                                                 ---------------              -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities..................................                     4,475               0.0%
                                                                 ---------------              -----

HONG KONG -- (0.0%)
    Other Securities..................................                       151               0.0%
                                                                 ---------------              -----

SPAIN -- (0.0%)
    Other Securities..................................                    60,463               0.0%
                                                                 ---------------              -----

SWEDEN -- (0.0%)
    Other Securities..................................                    37,741               0.0%
                                                                 ---------------              -----

UNITED KINGDOM -- (0.0%)
    Other Securities..................................                   236,150               0.0%
                                                                 ---------------              -----
TOTAL RIGHTS/WARRANTS.................................                   338,980               0.0%
                                                                 ---------------              -----
TOTAL INVESTMENT SECURITIES...........................             1,847,915,684
                                                                 ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                          SHARES       VALUE+         OF NET ASSETS**
                                          ------       ------         ---------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@   DFA Short Term Investment Fund.. 12,465,810 $   144,254,351               7.8%
                                                   ---------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,899,597,169)..............              $ 1,992,170,035             107.3%
                                                   ===============             ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
Common Stocks
 Australia...................... $  2,866,003 $  121,376,446   --    $  124,242,449
 Austria........................           --     12,418,345   --        12,418,345
 Belgium........................    3,908,754     28,870,138   --        32,778,892
 Canada.........................  164,215,258         31,564   --       164,246,822
 China..........................           --        811,856   --           811,856
 Denmark........................           --     36,479,776   --        36,479,776
 Finland........................           --     41,782,779   --        41,782,779
 France.........................      488,883    118,545,391   --       119,034,274
 Germany........................    3,778,788    108,143,723   --       111,922,511
 Hong Kong......................      372,251     59,748,024   --        60,120,275
 Ireland........................    2,225,599      7,077,305   --         9,302,904
 Israel.........................    2,102,368     11,746,567   --        13,848,935
 Italy..........................      507,826     48,547,004   --        49,054,830
 Japan..........................    9,015,112    465,248,206   --       474,263,318
 Netherlands....................    6,228,570     48,148,023   --        54,376,593
 New Zealand....................       49,885     10,397,480   --        10,447,365
 Norway.........................      490,003     17,871,502   --        18,361,505
 Portugal.......................           --      5,076,833   --         5,076,833
 Singapore......................       14,322     21,744,363   --        21,758,685
 Spain..........................    2,418,495     38,868,711   --        41,287,206
 Sweden.........................      132,406     50,599,020   --        50,731,426
 Switzerland....................    8,678,108    112,069,048   --       120,747,156
 United Kingdom.................   51,871,871    215,022,916   --       266,894,787
 United States..................      248,573        451,455   --           700,028
Preferred Stocks
 Germany........................           --      6,885,828   --         6,885,828
 United Kingdom.................           --          1,326   --             1,326
Rights/Warrants
 Australia......................           --          4,475   --             4,475
 Hong Kong......................           --            151   --               151
 Spain..........................           --         60,463   --            60,463
 Sweden.........................           --         37,741   --            37,741
 United Kingdom.................           --        236,150   --           236,150
Securities Lending Collateral...           --    144,254,351   --       144,254,351
                                 ------------ --------------   --    --------------
TOTAL........................... $259,613,075 $1,732,556,960   --    $1,992,170,035
                                 ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                               SHARES      VALUE+
                                                              --------- -------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................           $ 122,604,492
Investment in Dimensional Emerging Markets Value Fund........              45,155,236
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 1,059,135    20,451,904
                                                                        -------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $188,081,378).....................................             188,211,632
                                                                        -------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $188,081,378).....................................           $ 188,211,632
                                                                        =============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
Affiliated Investment Companies.... $188,211,632   --      --    $188,211,632
                                    ------------   --      --    ------------
TOTAL.............................. $188,211,632   --      --    $188,211,632
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------    -------   ---------------
    COMMON STOCKS -- (96.8%)
    AUSTRALIA -- (4.7%)
        BlueScope Steel, Ltd............  88,385 $   524,355            0.2%
        Challenger, Ltd.................  73,657     601,300            0.2%
        Orica, Ltd......................  46,842     578,704            0.2%
        Santos, Ltd..................... 212,526     568,666            0.2%
        Treasury Wine Estates, Ltd......  78,127     636,920            0.2%
        Other Securities................          10,485,523            3.8%
                                                 -----------            ----
    TOTAL AUSTRALIA.....................          13,395,468            4.8%
                                                 -----------            ----

    AUSTRIA -- (0.6%)
        Other Securities................           1,846,597            0.7%
                                                 -----------            ----

    BELGIUM -- (0.9%)
        Ageas...........................  28,003   1,023,045            0.4%
        Other Securities................           1,650,898            0.6%
                                                 -----------            ----
    TOTAL BELGIUM.......................           2,673,943            1.0%
                                                 -----------            ----

    BRAZIL -- (1.4%)
        Kroton Educacional SA........... 178,300     888,149            0.3%
        Other Securities................           3,067,544            1.1%
                                                 -----------            ----
    TOTAL BRAZIL........................           3,955,693            1.4%
                                                 -----------            ----

    CANADA -- (6.5%)
        First Quantum Minerals, Ltd..... 103,517     983,230            0.4%
        Teck Resources, Ltd. Class B....  48,198   1,040,643            0.4%
        Other Securities................          16,511,927            5.8%
                                                 -----------            ----
    TOTAL CANADA........................          18,535,800            6.6%
                                                 -----------            ----

    CHILE -- (0.3%)
        Other Securities................             820,569            0.3%
                                                 -----------            ----

    CHINA -- (6.6%)
        Other Securities................          18,991,993            6.8%
                                                 -----------            ----

    COLOMBIA -- (0.1%)
        Other Securities................             188,478            0.1%
                                                 -----------            ----

    DENMARK -- (1.4%)
    *   TDC A.S.........................  96,517     532,146            0.2%
        Other Securities................           3,355,721            1.2%
                                                 -----------            ----
    TOTAL DENMARK.......................           3,887,867            1.4%
                                                 -----------            ----

    FINLAND -- (2.1%)
        Neste Oyj.......................  17,647     761,329            0.3%
        Stora Enso Oyj Class R..........  70,796     669,031            0.2%
        UPM-Kymmene Oyj.................  72,885   1,695,415            0.6%
        Other Securities................           3,023,290            1.1%
                                                 -----------            ----
    TOTAL FINLAND.......................           6,149,065            2.2%
                                                 -----------            ----

    FRANCE -- (4.0%)
        Arkema SA.......................   9,229     875,115            0.3%
        Atos SE.........................   5,086     527,792            0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------    -------   ---------------
    FRANCE -- (Continued)
        Rexel SA........................  43,153 $   598,499            0.2%
        SCOR SE.........................  23,193     751,073            0.3%
        STMicroelectronics NV...........  87,664     832,020            0.3%
        Technip SA......................  15,411   1,022,827            0.4%
        Other Securities................           6,730,753            2.3%
                                                 -----------           -----
    TOTAL FRANCE........................          11,338,079            4.0%
                                                 -----------           -----

    GERMANY -- (4.5%)
        Lanxess AG......................  11,884     762,058            0.3%
        Osram Licht AG..................  10,639     604,261            0.2%
        Rheinmetall AG..................   8,438     585,748            0.2%
    *   RWE AG..........................  53,047     843,935            0.3%
        Other Securities................           9,983,758            3.5%
                                                 -----------           -----
    TOTAL GERMANY.......................          12,779,760            4.5%
                                                 -----------           -----

    HONG KONG -- (2.1%)
        Hang Lung Group, Ltd............ 135,000     516,407            0.2%
        Other Securities................           5,470,545            1.9%
                                                 -----------           -----
    TOTAL HONG KONG.....................           5,986,952            2.1%
                                                 -----------           -----

    INDIA -- (4.1%)
        Other Securities................          11,697,767            4.2%
                                                 -----------           -----

    INDONESIA -- (1.0%)
        Other Securities................           2,942,436            1.0%
                                                 -----------           -----

    IRELAND -- (0.5%)
        Smurfit Kappa Group P.L.C.......  34,342     753,542            0.3%
        Other Securities................             735,704            0.2%
                                                 -----------           -----
    TOTAL IRELAND.......................           1,489,246            0.5%
                                                 -----------           -----

    ISRAEL -- (0.5%)
        Other Securities................           1,527,113            0.5%
                                                 -----------           -----

    ITALY -- (2.5%)
    #   Fiat Chrysler Automobiles NV....  99,560     729,867            0.3%
        Other Securities................           6,334,151            2.2%
                                                 -----------           -----
    TOTAL ITALY.........................           7,064,018            2.5%
                                                 -----------           -----

    JAPAN -- (17.7%)
        Other Securities................          50,738,692           18.0%
                                                 -----------           -----

    MALAYSIA -- (0.9%)
        Other Securities................           2,613,089            0.9%
                                                 -----------           -----

    MEXICO -- (1.2%)
    *   Cemex S.A.B. de C.V............. 905,938     783,667            0.3%
        Other Securities................           2,518,164            0.9%
                                                 -----------           -----
    TOTAL MEXICO........................           3,301,831            1.2%
                                                 -----------           -----

    NETHERLANDS -- (1.0%)
        APERAM SA.......................  14,890     677,180            0.3%
        Other Securities................           2,176,908            0.7%
                                                 -----------           -----
    TOTAL NETHERLANDS...................           2,854,088            1.0%
                                                 -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------    -------   ---------------
    NEW ZEALAND -- (0.4%)
        Other Securities................         $ 1,288,946            0.5%
                                                 -----------            ----

    NORWAY -- (0.8%)
        Other Securities................           2,227,940            0.8%
                                                 -----------            ----

    PHILIPPINES -- (0.3%)
        Other Securities................           1,004,770            0.4%
                                                 -----------            ----

    POLAND -- (0.3%)
        Other Securities................             939,013            0.3%
                                                 -----------            ----

    PORTUGAL -- (0.2%)
        Other Securities................             550,784            0.2%
                                                 -----------            ----

    SINGAPORE -- (0.8%)
        Other Securities................           2,206,646            0.8%
                                                 -----------            ----

    SOUTH AFRICA -- (2.0%)
    *   AngloGold Ashanti, Ltd.
         Sponsored ADR..................  47,956     658,916            0.2%
        Other Securities................           5,090,776            1.8%
                                                 -----------            ----
    TOTAL SOUTH AFRICA..................           5,749,692            2.0%
                                                 -----------            ----

    SOUTH KOREA -- (4.9%)
        Other Securities................          14,046,582            5.0%
                                                 -----------            ----

    SPAIN -- (1.3%)
        Banco de Sabadell SA............ 566,408     756,284            0.3%
        Other Securities................           3,087,463            1.1%
                                                 -----------            ----
    TOTAL SPAIN.........................           3,843,747            1.4%
                                                 -----------            ----

    SWEDEN -- (1.8%)
        Other Securities................           5,080,507            1.8%
                                                 -----------            ----

    SWITZERLAND -- (3.4%)
        Baloise Holding AG..............   6,236     767,212            0.3%
    *   Dufry AG........................   4,813     585,538            0.2%
        Helvetia Holding AG.............   1,207     627,959            0.2%
        Swiss Life Holding AG...........   4,696   1,242,715            0.5%
        Other Securities................           6,423,050            2.2%
                                                 -----------            ----
    TOTAL SWITZERLAND...................           9,646,474            3.4%
                                                 -----------            ----

    TAIWAN -- (4.4%)
        Other Securities................          12,698,779            4.5%
                                                 -----------            ----

    THAILAND -- (0.8%)
        Other Securities................           2,273,285            0.8%
                                                 -----------            ----

    TURKEY -- (0.4%)
        Other Securities................           1,037,862            0.4%
                                                 -----------            ----

    UNITED KINGDOM -- (10.4%)
        Barratt Developments P.L.C......  95,492     529,544            0.2%
        Bellway P.L.C...................  25,648     742,208            0.3%
        Coca-Cola HBC AG................  24,514     529,010            0.2%
        Direct Line Insurance Group
         P.L.C.......................... 174,812     739,555            0.3%
        GKN P.L.C....................... 201,823     787,073            0.3%
        Hiscox, Ltd.....................  55,044     687,324            0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                    SHARES    VALUE++    OF NET ASSETS**
                                                    ------    -------    ---------------
UNITED KINGDOM -- (Continued)
     Inchcape P.L.C................................  64,830 $    515,445            0.2%
     J Sainsbury P.L.C............................. 241,161      739,410            0.3%
     Johnson Matthey P.L.C.........................  24,288    1,012,409            0.4%
     Marks & Spencer Group P.L.C................... 150,625      626,719            0.2%
     Persimmon P.L.C...............................  29,335      607,230            0.2%
     Royal Mail P.L.C.............................. 123,358      740,085            0.3%
     Smiths Group P.L.C............................  49,987      866,184            0.3%
     Tate & Lyle P.L.C.............................  57,850      551,713            0.2%
     Travis Perkins P.L.C..........................  34,083      554,511            0.2%
     WM Morrison Supermarkets P.L.C................ 299,653      829,518            0.3%
     Other Securities..............................           18,779,099            6.4%
                                                            ------------           -----
TOTAL UNITED KINGDOM...............................           29,837,037           10.6%
                                                            ------------           -----

UNITED STATES -- (0.0%)
     Other Securities..............................               66,196            0.0%
                                                            ------------           -----
TOTAL COMMON STOCKS................................          277,276,804           98.6%
                                                            ------------           -----

PREFERRED STOCKS -- (0.7%)
BRAZIL -- (0.5%)
     Other Securities..............................            1,303,313            0.5%
                                                            ------------           -----

CHILE -- (0.0%)
     Other Securities..............................               30,737            0.0%
                                                            ------------           -----

COLOMBIA -- (0.0%)
     Other Securities..............................              129,859            0.0%
                                                            ------------           -----

GERMANY -- (0.2%)
     Other Securities..............................              487,381            0.2%
                                                            ------------           -----

SOUTH KOREA -- (0.0%)
     Other Securities..............................               27,468            0.0%
                                                            ------------           -----
TOTAL PREFERRED STOCKS.............................            1,978,758            0.7%
                                                            ------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
     Other Securities..............................                3,794            0.0%
                                                            ------------           -----

HONG KONG -- (0.0%)
     Other Securities..............................                  231            0.0%
                                                            ------------           -----

INDIA -- (0.0%)
     Other Securities..............................                8,078            0.0%
                                                            ------------           -----

SPAIN -- (0.0%)
     Other Securities..............................                1,620            0.0%
                                                            ------------           -----

SWEDEN -- (0.0%)
     Other Securities..............................               13,288            0.0%
                                                            ------------           -----

UNITED KINGDOM -- (0.0%)
     Other Securities..............................               48,844            0.1%
                                                            ------------           -----
TOTAL RIGHTS/WARRANTS..............................               75,855            0.1%
                                                            ------------           -----
TOTAL INVESTMENT SECURITIES........................          279,331,417
                                                            ------------

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------     ------    ---------------
   SECURITIES LENDING COLLATERAL -- (2.5%)
   (S)@   DFA Short Term Investment Fund.. 617,478 $  7,145,456            2.5%
                                                   ------------          ------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $272,647,227)................           $286,476,873          101.9%
                                                   ============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
Common Stocks
 Australia......................          -- $ 13,395,468   --    $ 13,395,468
 Austria........................          --    1,846,597   --       1,846,597
 Belgium........................          --    2,673,943   --       2,673,943
 Brazil......................... $ 3,955,693           --   --       3,955,693
 Canada.........................  18,533,056        2,744   --      18,535,800
 Chile..........................     269,518      551,051   --         820,569
 China..........................     272,255   18,719,738   --      18,991,993
 Colombia.......................     188,478           --   --         188,478
 Denmark........................          --    3,887,867   --       3,887,867
 Finland........................          --    6,149,065   --       6,149,065
 France.........................          --   11,338,079   --      11,338,079
 Germany........................      31,774   12,747,986   --      12,779,760
 Hong Kong......................      39,535    5,947,417   --       5,986,952
 India..........................      28,376   11,669,391   --      11,697,767
 Indonesia......................          --    2,942,436   --       2,942,436
 Ireland........................          --    1,489,246   --       1,489,246
 Israel.........................      20,588    1,506,525   --       1,527,113
 Italy..........................          --    7,064,018   --       7,064,018
 Japan..........................     159,283   50,579,409   --      50,738,692
 Malaysia.......................          --    2,613,089   --       2,613,089
 Mexico.........................   3,301,831           --   --       3,301,831
 Netherlands....................      55,536    2,798,552   --       2,854,088
 New Zealand....................          --    1,288,946   --       1,288,946
 Norway.........................          --    2,227,940   --       2,227,940
 Philippines....................          --    1,004,770   --       1,004,770
 Poland.........................          --      939,013   --         939,013
 Portugal.......................          --      550,784   --         550,784
 Singapore......................      16,121    2,190,525   --       2,206,646
 South Africa...................   1,273,262    4,476,430   --       5,749,692
 South Korea....................      15,289   14,031,293   --      14,046,582
 Spain..........................          --    3,843,747   --       3,843,747
 Sweden.........................          --    5,080,507   --       5,080,507
 Switzerland....................          --    9,646,474   --       9,646,474
 Taiwan.........................          --   12,698,779   --      12,698,779
 Thailand.......................   2,273,285           --   --       2,273,285
 Turkey.........................          --    1,037,862   --       1,037,862
 United Kingdom.................          --   29,837,037   --      29,837,037
 United States..................          --       66,196   --          66,196
Preferred Stocks
 Brazil.........................   1,303,313           --   --       1,303,313
 Chile..........................          --       30,737   --          30,737
 Colombia.......................     129,859           --   --         129,859
 Germany........................          --      487,381   --         487,381
 South Korea....................      27,468           --   --          27,468

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
Rights/Warrants
 Australia......................          -- $      3,794   --    $      3,794
 Hong Kong......................          --          231   --             231
 India..........................          --        8,078   --           8,078
 Spain..........................          --        1,620   --           1,620
 Sweden.........................          --       13,288   --          13,288
 United Kingdom.................          --       48,844   --          48,844
Securities Lending Collateral...          --    7,145,456   --       7,145,456
                                 ----------- ------------   --    ------------
TOTAL........................... $31,894,520 $254,582,353   --    $286,476,873
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                            ------     -------    ---------------
 COMMON STOCKS -- (93.2%)
 AUSTRALIA -- (4.6%)
      Australia & New Zealand Banking
       Group, Ltd.........................   136,042 $  2,872,582            0.2%
      BHP Billiton, Ltd...................   219,729    3,838,848            0.3%
      Commonwealth Bank of Australia......    42,958    2,391,510            0.2%
      National Australia Bank, Ltd........   167,814    3,562,260            0.2%
      Westpac Banking Corp................   198,957    4,600,868            0.3%
      Other Securities....................             62,753,461            3.6%
                                                     ------------            ----
 TOTAL AUSTRALIA..........................             80,019,529            4.8%
                                                     ------------            ----

 AUSTRIA -- (0.4%)
      Other Securities....................              7,680,103            0.5%
                                                     ------------            ----

 BELGIUM -- (1.1%)
      Anheuser-Busch InBev SA.............    39,170    4,495,533            0.3%
      Other Securities....................             14,059,749            0.8%
                                                     ------------            ----
 TOTAL BELGIUM............................             18,555,282            1.1%
                                                     ------------            ----

 BRAZIL -- (1.5%)
      Other Securities....................             26,540,217            1.6%
                                                     ------------            ----

 CANADA -- (6.1%)
      Bank of Montreal....................    43,272    2,752,099            0.2%
      Bank of Nova Scotia (The)...........    50,621    2,721,385            0.2%
      Canadian Natural Resources, Ltd.....    74,149    2,351,265            0.2%
      Royal Bank of Canada................    72,182    4,509,931            0.3%
      Toronto-Dominion Bank (The).........    54,161    2,457,826            0.2%
      Other Securities....................             92,344,997            5.4%
                                                     ------------            ----
 TOTAL CANADA.............................            107,137,503            6.5%
                                                     ------------            ----

 CHILE -- (0.3%)
      Other Securities....................              4,757,960            0.3%
                                                     ------------            ----

 CHINA -- (5.2%)
      China Construction Bank Corp.
       Class H............................ 6,570,000    4,797,721            0.3%
      Industrial & Commercial Bank of
       China, Ltd. Class H................ 4,897,000    2,939,372            0.2%
      Tencent Holdings, Ltd...............    91,900    2,435,563            0.2%
      Other Securities....................             79,872,000            4.7%
                                                     ------------            ----
 TOTAL CHINA..............................             90,044,656            5.4%
                                                     ------------            ----

 COLOMBIA -- (0.1%)
      Other Securities....................              1,515,620            0.1%
                                                     ------------            ----

 CZECH REPUBLIC -- (0.0%)
      Other Securities....................                405,216            0.0%
                                                     ------------            ----

 DENMARK -- (1.3%)
      Other Securities....................             22,550,888            1.4%
                                                     ------------            ----

 EGYPT -- (0.0%)
      Other Securities....................                139,538            0.0%
                                                     ------------            ----

 FINLAND -- (1.2%)
      UPM-Kymmene Oyj.....................   130,315    3,031,323            0.2%
      Other Securities....................             18,204,516            1.1%
                                                     ------------            ----
 TOTAL FINLAND............................             21,235,839            1.3%
                                                     ------------            ----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                    SHARES    VALUE++    OF NET ASSETS**
                                                    ------    -------    ---------------
FRANCE -- (5.0%)
     BNP Paribas SA................................  50,207 $  2,911,165            0.2%
     Cie Generale des Etablissements Michelin......  28,430    3,079,197            0.2%
     Orange SA..................................... 153,965    2,422,432            0.2%
     Sanofi........................................  39,753    3,093,530            0.2%
     Total SA...................................... 185,779    8,899,725            0.6%
     Other Securities..............................           67,700,511            3.9%
                                                            ------------           -----
TOTAL FRANCE.......................................           88,106,560            5.3%
                                                            ------------           -----

GERMANY -- (4.8%)
     Allianz SE....................................  15,044    2,348,432            0.2%
     BASF SE.......................................  63,703    5,623,571            0.4%
     Bayerische Motoren Werke AG...................  37,367    3,260,101            0.2%
     Daimler AG....................................  84,976    6,062,355            0.4%
     Deutsche Telekom AG........................... 206,421    3,367,804            0.2%
     E.ON SE....................................... 360,877    2,644,815            0.2%
     Other Securities..............................           59,721,059            3.4%
                                                            ------------           -----
TOTAL GERMANY......................................           83,028,137            5.0%
                                                            ------------           -----

GREECE -- (0.0%)
     Other Securities..............................              432,683            0.0%
                                                            ------------           -----

HONG KONG -- (2.1%)
     AIA Group, Ltd................................ 557,400    3,506,604            0.2%
     Other Securities..............................           33,937,074            2.1%
                                                            ------------           -----
TOTAL HONG KONG....................................           37,443,678            2.3%
                                                            ------------           -----

HUNGARY -- (0.1%)
     Other Securities..............................            1,321,333            0.1%
                                                            ------------           -----

INDIA -- (2.6%)
     Other Securities..............................           46,087,975            2.8%
                                                            ------------           -----

INDONESIA -- (0.7%)
     Other Securities..............................           11,630,052            0.7%
                                                            ------------           -----

IRELAND -- (0.4%)
     Other Securities..............................            6,869,216            0.4%
                                                            ------------           -----

ISRAEL -- (0.5%)
     Other Securities..............................            7,991,959            0.5%
                                                            ------------           -----

ITALY -- (1.7%)
     Eni SpA....................................... 205,577    2,983,386            0.2%
     Other Securities..............................           26,311,110            1.6%
                                                            ------------           -----
TOTAL ITALY........................................           29,294,496            1.8%
                                                            ------------           -----

JAPAN -- (17.7%)
     Hitachi, Ltd.................................. 498,000    2,654,784            0.2%
     Honda Motor Co., Ltd.......................... 104,700    3,132,792            0.2%
     Nissan Motor Co., Ltd......................... 257,500    2,619,414            0.2%
     Toyota Motor Corp............................. 156,288    9,065,753            0.6%
     Other Securities..............................          291,593,321           17.5%
                                                            ------------           -----
TOTAL JAPAN........................................          309,066,064           18.7%
                                                            ------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                             ------    -------   ---------------
  MALAYSIA -- (0.7%)
       Other Securities.....................         $11,274,046            0.7%
                                                     -----------            ----

  MEXICO -- (0.9%)
       Other Securities.....................          16,495,098            1.0%
                                                     -----------            ----

  NETHERLANDS -- (1.9%)
       Koninklijke Ahold Delhaize NV........ 155,008   3,536,098            0.2%
       Koninklijke DSM NV...................  40,578   2,608,131            0.2%
       Other Securities.....................          26,922,912            1.6%
                                                     -----------            ----
  TOTAL NETHERLANDS.........................          33,067,141            2.0%
                                                     -----------            ----

  NEW ZEALAND -- (0.4%)
       Other Securities.....................           7,022,283            0.4%
                                                     -----------            ----

  NORWAY -- (0.6%)
       Other Securities.....................          10,675,154            0.6%
                                                     -----------            ----

  PERU -- (0.0%)
       Other Securities.....................             352,679            0.0%
                                                     -----------            ----

  PHILIPPINES -- (0.3%)
       Other Securities.....................           5,911,104            0.4%
                                                     -----------            ----

  POLAND -- (0.3%)
       Other Securities.....................           5,277,124            0.3%
                                                     -----------            ----

  PORTUGAL -- (0.2%)
       Other Securities.....................           3,621,321            0.2%
                                                     -----------            ----

  RUSSIA -- (0.3%)
       Other Securities.....................           4,682,726            0.3%
                                                     -----------            ----

  SINGAPORE -- (0.8%)
       Other Securities.....................          13,524,076            0.8%
                                                     -----------            ----

  SOUTH AFRICA -- (1.8%)
       Other Securities.....................          31,676,545            1.9%
                                                     -----------            ----

  SOUTH KOREA -- (4.1%)
       Samsung Electronics Co., Ltd.........   7,245  10,362,727            0.7%
       Other Securities.....................          61,042,613            3.6%
                                                     -----------            ----
  TOTAL SOUTH KOREA.........................          71,405,340            4.3%
                                                     -----------            ----

  SPAIN -- (1.8%)
       Banco Bilbao Vizcaya Argentaria SA... 419,111   3,017,052            0.2%
       Banco Santander SA................... 715,205   3,504,525            0.2%
       Other Securities.....................          24,651,683            1.5%
                                                     -----------            ----
  TOTAL SPAIN...............................          31,173,260            1.9%
                                                     -----------            ----

  SWEDEN -- (1.9%)
       Other Securities.....................          33,786,883            2.0%
                                                     -----------            ----

  SWITZERLAND -- (4.5%)
       ABB, Ltd............................. 127,841   2,637,413            0.2%
       Nestle SA............................ 188,507  13,669,372            0.8%
       Novartis AG..........................  47,933   3,401,689            0.2%
       Roche Holding AG.....................  11,852   2,722,186            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                              SHARES      VALUE++     OF NET ASSETS**
                                              ------      -------     ---------------
SWITZERLAND -- (Continued)
    Syngenta AG.............................     8,330 $    3,333,382            0.2%
    Other Securities........................               53,010,824            3.2%
                                                       --------------           -----
TOTAL SWITZERLAND...........................               78,774,866            4.8%
                                                       --------------           -----

TAIWAN -- (3.6%)
    Taiwan Semiconductor Manufacturing Co.,
     Ltd. Sponsored ADR.....................   123,087      3,828,006            0.3%
    Other Securities........................               58,897,843            3.5%
                                                       --------------           -----
TOTAL TAIWAN................................               62,725,849            3.8%
                                                       --------------           -----

THAILAND -- (0.7%)
    Other Securities........................               11,481,135            0.7%
                                                       --------------           -----

TURKEY -- (0.3%)
    Other Securities........................                5,328,110            0.3%
                                                       --------------           -----

UNITED KINGDOM -- (10.7%)
    BP P.L.C. Sponsored ADR.................   275,906      9,808,458            0.6%
#   HSBC Holdings P.L.C. Sponsored ADR......   146,019      5,494,695            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR,
     Class A................................   112,390      5,598,146            0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR,
     Class B................................    91,039      4,762,250            0.3%
    SSE P.L.C...............................   129,263      2,513,266            0.2%
    Vodafone Group P.L.C.................... 1,177,738      3,234,451            0.2%
    Other Securities........................              156,096,346            9.3%
                                                       --------------           -----
TOTAL UNITED KINGDOM........................              187,507,612           11.3%
                                                       --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  593,241            0.0%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            1,628,210,097           98.3%
                                                       --------------           -----

PREFERRED STOCKS -- (1.0%)
BRAZIL -- (0.7%)
    Other Securities........................               11,035,263            0.7%
                                                       --------------           -----

CHILE -- (0.0%)
    Other Securities........................                  173,093            0.0%
                                                       --------------           -----

COLOMBIA -- (0.0%)
    Other Securities........................                  246,622            0.0%
                                                       --------------           -----

GERMANY -- (0.3%)
    Volkswagen AG...........................    17,044      2,349,951            0.2%
    Other Securities........................                3,111,594            0.2%
                                                       --------------           -----
TOTAL GERMANY...............................                5,461,545            0.4%
                                                       --------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities........................                   61,114            0.0%
                                                       --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities........................                    1,830            0.0%
                                                       --------------           -----
TOTAL PREFERRED STOCKS......................               16,979,467            1.1%
                                                       --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                   48,457            0.0%
                                                       --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
 BRAZIL -- (0.0%)
        Other Securities................           $           80            0.0%
                                                   --------------          ------

 CHINA -- (0.0%)
        Other Securities................                      263            0.0%
                                                   --------------          ------

 INDIA -- (0.0%)
        Other Securities................                   14,019            0.0%
                                                   --------------          ------

 SPAIN -- (0.0%)
        Other Securities................                   48,645            0.0%
                                                   --------------          ------

 SWEDEN -- (0.0%)
        Other Securities................                   22,703            0.0%
                                                   --------------          ------

 UNITED KINGDOM -- (0.0%)
        Other Securities................                  110,403            0.0%
                                                   --------------          ------
 TOTAL RIGHTS/WARRANTS..................                  244,570            0.0%
                                                   --------------          ------
 TOTAL INVESTMENT SECURITIES............            1,645,434,134
                                                   --------------

                                                      VALUE+
                                                      ------

 SECURITIES LENDING COLLATERAL -- (5.8%)
 (S)@   DFA Short Term Investment Fund.. 8,774,063    101,533,454            6.1%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,755,514,830)..............             $1,746,967,588          105.5%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 ------------ ------------- ------- -------------
Common Stocks
 Australia...................... $    891,056 $  79,128,473   --    $  80,019,529
 Austria........................           --     7,680,103   --        7,680,103
 Belgium........................    4,851,820    13,703,462   --       18,555,282
 Brazil.........................   26,540,217            --   --       26,540,217
 Canada.........................  107,135,128         2,375   --      107,137,503
 Chile..........................    1,106,857     3,651,103   --        4,757,960
 China..........................    6,089,017    83,955,639   --       90,044,656
 Colombia.......................    1,515,620            --   --        1,515,620
 Czech Republic.................           --       405,216   --          405,216
 Denmark........................      189,926    22,360,962   --       22,550,888
 Egypt..........................           --       139,538   --          139,538
 Finland........................      163,491    21,072,348   --       21,235,839
 France.........................    1,670,790    86,435,770   --       88,106,560
 Germany........................    2,997,165    80,030,972   --       83,028,137
 Greece.........................           --       432,683   --          432,683
 Hong Kong......................      137,953    37,305,725   --       37,443,678
 Hungary........................           --     1,321,333   --        1,321,333
 India..........................      941,362    45,146,613   --       46,087,975
 Indonesia......................      203,564    11,426,488   --       11,630,052
 Ireland........................    1,807,573     5,061,643   --        6,869,216
 Israel.........................    2,183,220     5,808,739   --        7,991,959

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
 Italy.......................... $    150,542 $   29,143,954   --    $   29,294,496
 Japan..........................    3,248,558    305,817,506   --       309,066,064
 Malaysia.......................           --     11,274,046   --        11,274,046
 Mexico.........................   16,495,098             --   --        16,495,098
 Netherlands....................    3,265,362     29,801,779   --        33,067,141
 New Zealand....................        9,966      7,012,317   --         7,022,283
 Norway.........................      262,785     10,412,369   --        10,675,154
 Peru...........................      352,679             --   --           352,679
 Philippines....................       28,620      5,882,484   --         5,911,104
 Poland.........................           --      5,277,124   --         5,277,124
 Portugal.......................           --      3,621,321   --         3,621,321
 Russia.........................      390,926      4,291,800   --         4,682,726
 Singapore......................           --     13,524,076   --        13,524,076
 South Africa...................    3,779,428     27,897,117   --        31,676,545
 South Korea....................    1,111,922     70,293,418   --        71,405,340
 Spain..........................      760,670     30,412,590   --        31,173,260
 Sweden.........................       45,801     33,741,082   --        33,786,883
 Switzerland....................    3,055,601     75,719,265   --        78,774,866
 Taiwan.........................    4,081,719     58,644,130   --        62,725,849
 Thailand.......................   11,481,135             --   --        11,481,135
 Turkey.........................       19,248      5,308,862   --         5,328,110
 United Kingdom.................   45,963,618    141,543,994   --       187,507,612
 United States..................      465,821        127,420   --           593,241
Preferred Stocks
 Brazil.........................   11,035,263             --   --        11,035,263
 Chile..........................           --        173,093   --           173,093
 Colombia.......................      246,622             --   --           246,622
 Germany........................           --      5,461,545   --         5,461,545
 South Korea....................       61,114             --   --            61,114
 United Kingdom.................           --          1,830   --             1,830
Rights/Warrants
 Australia......................           --         48,457   --            48,457
 Brazil.........................           --             80   --                80
 China..........................           --            263   --               263
 India..........................           --         14,019   --            14,019
 Spain..........................           --         48,645   --            48,645
 Sweden.........................           --         22,703   --            22,703
 United Kingdom.................           --        110,403   --           110,403
Securities Lending Collateral...           --    101,533,454   --       101,533,454
                                 ------------ --------------   --    --------------
TOTAL........................... $264,737,257 $1,482,230,331   --    $1,746,967,588
                                 ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                        SHARES      VALUE+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 10,503,349 $189,060,275
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 11,886,670  137,647,634
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  2,358,062   43,388,342
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $367,362,816).............................................             370,096,251
                                                                                 ------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.250%
  (Cost $135,220)....................................................    135,220      135,220
                                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $367,498,036).............................................            $370,231,471
                                                                                 ============

Summary of the Fund's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------
                                   LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                 ------------ ------- ------- ------------
Affiliated Investment Companies. $370,096,251   --      --    $370,096,251
Temporary Cash Investments......      135,220   --      --         135,220
                                 ------------   --      --    ------------
TOTAL........................... $370,231,471   --      --    $370,231,471
                                 ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                           SHARES      VALUE+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,247,010 $124,576,109
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 8,721,975  101,000,470
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,750,059   50,601,077
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $262,973,959).................................            276,177,656
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $262,973,959).................................           $276,177,656
                                                                    ============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------
                                    LEVEL 1    LEVEL 2  LEVEL 3     TOTAL
                                 ------------  -------- ------- ------------
Affiliated Investment Companies. $276,177,656        --   --    $276,177,656
Futures Contracts**.............     (348,246)       --   --        (348,246)
Forward Currency Contracts**....           --  $648,545   --         648,545
                                 ------------  --------   --    ------------
TOTAL........................... $275,829,410  $648,545   --    $276,477,955
                                 ============  ========   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2016

                          EMERGING MARKETS PORTFOLIO

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.................................. $4,914,328,310
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $3,933,956,774).................................. $4,914,328,310
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company.............................. $5,462,433,773
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $5,273,564,309)........................................ $5,462,433,773
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund....... $16,486,353,176
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $17,575,579,787)....................................... $16,486,353,176
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                    PERCENTAGE
                                                    SHARES        VALUE++         OF NET ASSETS**
                                                    ------        -------         ---------------
COMMON STOCKS -- (91.5%)
BRAZIL -- (6.7%)
    AMBEV SA ADR.................................  12,546,714 $     74,025,613               0.4%
    BM&FBovespa SA - Bolsa de Valores
     Mercadorias e Futuros.......................  13,167,642       77,553,781               0.4%
*   Petroleo Brasileiro SA Sponsored ADR.........   3,804,709       44,400,954               0.2%
    Ultrapar Participacoes SA....................   2,067,950       46,859,281               0.3%
    Other Securities.............................                1,072,346,099               5.7%
                                                              ----------------              -----
TOTAL BRAZIL.....................................                1,315,185,728               7.0%
                                                              ----------------              -----

CHILE -- (1.4%)
    Other Securities.............................                  275,769,136               1.5%
                                                              ----------------              -----

CHINA -- (14.1%)
*   Alibaba Group Holding, Ltd. Sponsored ADR....     496,150       50,453,493               0.3%
    Bank of China, Ltd. Class H.................. 150,583,702       67,479,412               0.4%
    China Construction Bank Corp. Class H........ 236,178,302      172,468,432               0.9%
    China Mobile, Ltd............................   3,748,000       42,938,557               0.2%
    China Mobile, Ltd. Sponsored ADR.............   1,846,091      106,021,006               0.6%
    CNOOC, Ltd...................................  34,505,000       43,416,745               0.2%
    Industrial & Commercial Bank of China, Ltd.
     Class H..................................... 172,209,725      103,367,047               0.6%
    Ping An Insurance Group Co. of China, Ltd.
     Class H.....................................  12,889,500       67,844,082               0.4%
    Tencent Holdings, Ltd........................  10,436,500      276,591,471               1.5%
    Other Securities.............................                1,819,775,830               9.6%
                                                              ----------------              -----
TOTAL CHINA......................................                2,750,356,075              14.7%
                                                              ----------------              -----

COLOMBIA -- (0.4%)
    Other Securities.............................                   67,342,330               0.4%
                                                              ----------------              -----

CZECH REPUBLIC -- (0.2%)
    Other Securities.............................                   30,382,918               0.2%
                                                              ----------------              -----

EGYPT -- (0.1%)
    Other Securities.............................                   17,471,189               0.1%
                                                              ----------------              -----

GREECE -- (0.3%)
    Other Securities.............................                   49,673,177               0.3%
                                                              ----------------              -----

HONG KONG -- (0.0%)
    Other Securities.............................                    2,330,709               0.0%
                                                              ----------------              -----

HUNGARY -- (0.3%)
    Other Securities.............................                   62,864,262               0.3%
                                                              ----------------              -----

INDIA -- (12.6%)
    HDFC Bank, Ltd...............................   2,994,559       56,121,149               0.3%
    Housing Development Finance Corp., Ltd.......   2,148,830       44,361,378               0.3%
    Infosys, Ltd.................................   2,997,055       44,946,786               0.3%
#   Infosys, Ltd. Sponsored ADR..................   3,708,004       56,584,141               0.3%
    ITC, Ltd.....................................  12,536,994       45,357,157               0.3%
    Reliance Industries, Ltd.....................   3,320,225       52,171,656               0.3%
    Tata Consultancy Services, Ltd...............   1,537,993       55,052,747               0.3%
    Other Securities.............................                2,112,215,323              11.1%
                                                              ----------------              -----
TOTAL INDIA......................................                2,466,810,337              13.2%
                                                              ----------------              -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                           SHARES       VALUE++         OF NET ASSETS**
                                                           ------       -------         ---------------
INDONESIA -- (3.2%)
    Astra International Tbk PT.......................... 70,413,000 $     44,424,093               0.3%
    Bank Central Asia Tbk PT............................ 41,064,300       48,823,200               0.3%
    Bank Rakyat Indonesia Persero Tbk PT................ 50,598,500       47,247,330               0.3%
    Other Securities....................................                 487,905,040               2.5%
                                                                    ----------------              -----
TOTAL INDONESIA.........................................                 628,399,663               3.4%
                                                                    ----------------              -----

MALAYSIA -- (3.5%)
    Other Securities....................................                 687,558,992               3.7%
                                                                    ----------------              -----

MEXICO -- (4.2%)
#   America Movil S.A.B. de C.V. Series L ADR...........  3,134,148       41,182,704               0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  6,971,669       60,514,088               0.3%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    627,285       60,012,356               0.3%
#   Grupo Financiero Banorte S.A.B. de C.V. Class O.....  8,068,930       47,599,899               0.3%
#   Grupo Mexico S.A.B. de C.V. Series B................ 19,578,566       48,063,354               0.3%
    Grupo Televisa S.A.B. Sponsored ADR.................  1,922,391       47,156,251               0.3%
    Other Securities....................................                 521,520,285               2.7%
                                                                    ----------------              -----
TOTAL MEXICO............................................                 826,048,937               4.4%
                                                                    ----------------              -----

PERU -- (0.1%)
    Other Securities....................................                  25,378,230               0.1%
                                                                    ----------------              -----

PHILIPPINES -- (1.5%)
    Other Securities....................................                 291,108,976               1.6%
                                                                    ----------------              -----

POLAND -- (1.5%)
    Other Securities....................................                 285,379,966               1.5%
                                                                    ----------------              -----

RUSSIA -- (1.3%)
    Other Securities....................................                 252,847,002               1.3%
                                                                    ----------------              -----

SOUTH AFRICA -- (7.7%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...............  4,151,296       57,038,807               0.3%
    FirstRand, Ltd...................................... 17,937,935       64,321,236               0.4%
    MTN Group, Ltd......................................  9,901,001       85,518,271               0.5%
    Naspers, Ltd. Class N...............................    568,071       95,140,661               0.5%
    Sanlam, Ltd.........................................  9,204,888       44,585,717               0.2%
    Standard Bank Group, Ltd............................  6,015,257       63,853,654               0.3%
#   Steinhoff International Holdings NV.................  9,034,034       48,735,616               0.3%
    Other Securities....................................               1,038,433,994               5.5%
                                                                    ----------------              -----
TOTAL SOUTH AFRICA......................................               1,497,627,956               8.0%
                                                                    ----------------              -----

SOUTH KOREA -- (13.6%)
    Hyundai Motor Co....................................    364,834       44,542,372               0.3%
    NAVER Corp..........................................     62,169       46,512,689               0.3%
    Samsung Electronics Co., Ltd........................    379,401      542,667,873               2.9%
    SK Hynix, Inc.......................................  2,440,058       87,272,625               0.5%
    Other Securities....................................               1,926,609,968              10.1%
                                                                    ----------------              -----
TOTAL SOUTH KOREA.......................................               2,647,605,527              14.1%
                                                                    ----------------              -----

TAIWAN -- (14.1%)
#   Hon Hai Precision Industry Co., Ltd................. 55,950,504      151,131,357               0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd......... 41,147,652      246,941,518               1.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                    SHARES       VALUE++         OF NET ASSETS**
                                                    ------       -------         ---------------
TAIWAN -- (Continued)
    Taiwan Semiconductor Manufacturing Co., Ltd.
     Sponsored ADR...............................  5,726,641 $    178,098,535               1.0%
    Other Securities.............................               2,177,762,272              11.6%
                                                             ----------------              -----
TOTAL TAIWAN.....................................               2,753,933,682              14.7%
                                                             ----------------              -----

THAILAND -- (3.1%)
    PTT PCL......................................  5,479,380       54,171,455               0.3%
    Other Securities.............................                 554,594,571               2.9%
                                                             ----------------              -----
TOTAL THAILAND...................................                 608,766,026               3.2%
                                                             ----------------              -----

TURKEY -- (1.6%)
    Other Securities.............................                 315,650,023               1.7%
                                                             ----------------              -----
TOTAL COMMON STOCKS..............................              17,858,490,841              95.4%
                                                             ----------------              -----

PREFERRED STOCKS -- (3.2%)
BRAZIL -- (3.1%)
    Banco Bradesco SA............................  4,819,172       50,486,564               0.3%
    Banco Bradesco SA ADR........................  4,068,175       42,349,700               0.2%
    Itau Unibanco Holding SA..................... 10,663,754      128,285,762               0.7%
    Itau Unibanco Holding SA ADR.................  6,510,406       77,669,143               0.4%
*   Petroleo Brasileiro SA.......................  9,738,720       53,971,791               0.3%
*   Petroleo Brasileiro SA Sponsored ADR.........  4,323,435       47,817,191               0.3%
    Other Securities.............................                 201,052,509               1.0%
                                                             ----------------              -----
TOTAL BRAZIL.....................................                 601,632,660               3.2%
                                                             ----------------              -----

CHILE -- (0.0%)
    Other Securities.............................                   3,532,418               0.0%
                                                             ----------------              -----

COLOMBIA -- (0.1%)
    Other Securities.............................                  16,088,406               0.1%
                                                             ----------------              -----

SOUTH KOREA -- (0.0%)
    Other Securities.............................                     762,788               0.0%
                                                             ----------------              -----
TOTAL PREFERRED STOCKS...........................                 622,016,272               3.3%
                                                             ----------------              -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.............................                       3,518               0.0%
                                                             ----------------              -----

CHINA -- (0.0%)
    Other Securities.............................                       2,893               0.0%
                                                             ----------------              -----

INDIA -- (0.0%)
    Other Securities.............................                     681,471               0.0%
                                                             ----------------              -----

KOREA -- (0.0%)
    Other Securities.............................                      91,836               0.0%
                                                             ----------------              -----

SOUTH KOREA -- (0.0%)
    Other Securities.............................                   1,028,102               0.0%
                                                             ----------------              -----

TAIWAN -- (0.0%)
    Other Securities.............................                       2,899               0.0%
                                                             ----------------              -----

THAILAND -- (0.0%)
    Other Securities.............................                         502               0.0%
                                                             ----------------              -----
TOTAL RIGHTS/WARRANTS............................                   1,811,221               0.0%
                                                             ----------------              -----
TOTAL INVESTMENT SECURITIES......................              18,482,318,334
                                                             ----------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                          SHARES        VALUE+         OF NET ASSETS**
                                          ------        ------         ---------------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@   DFA Short Term Investment Fund.. 89,883,156 $  1,040,127,884               5.6%
                                                   ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $18,654,071,551).............              $ 19,522,446,218             104.3%
                                                   ================             ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 --------------  --------------- ------- ---------------
Common Stocks
 Brazil......................... $1,315,185,728               --   --    $ 1,315,185,728
 Chile..........................     92,720,557  $   183,048,579   --        275,769,136
 China..........................    296,032,195    2,454,323,880   --      2,750,356,075
 Colombia.......................     67,342,330               --   --         67,342,330
 Czech Republic.................             --       30,382,918   --         30,382,918
 Egypt..........................        873,114       16,598,075   --         17,471,189
 Greece.........................             --       49,673,177   --         49,673,177
 Hong Kong......................             --        2,330,709   --          2,330,709
 Hungary........................        297,975       62,566,287   --         62,864,262
 India..........................    118,055,293    2,348,755,044   --      2,466,810,337
 Indonesia......................     29,984,610      598,415,053   --        628,399,663
 Malaysia.......................             --      687,558,992   --        687,558,992
 Mexico.........................    826,048,937               --   --        826,048,937
 Peru...........................     25,378,230               --   --         25,378,230
 Philippines....................      5,316,547      285,792,429   --        291,108,976
 Poland.........................             --      285,379,966   --        285,379,966
 Russia.........................     13,016,138      239,830,864   --        252,847,002
 South Africa...................    145,078,248    1,352,549,708   --      1,497,627,956
 South Korea....................     83,894,614    2,563,710,913   --      2,647,605,527
 Taiwan.........................    205,016,334    2,548,917,348   --      2,753,933,682
 Thailand.......................    608,588,877          177,149   --        608,766,026
 Turkey.........................      2,338,047      313,311,976   --        315,650,023
Preferred Stocks
 Brazil.........................    601,632,660               --   --        601,632,660
 Chile..........................             --        3,532,418   --          3,532,418
 Colombia.......................     16,088,406               --   --         16,088,406
 South Korea....................        762,788               --   --            762,788
Rights/Warrants
 Brazil.........................             --            3,518   --              3,518
 China..........................             --            2,893   --              2,893
 India..........................             --          681,471   --            681,471
 Korea..........................             --           91,836   --             91,836
 South Korea....................             --        1,028,102   --          1,028,102
 Taiwan.........................             --            2,899   --              2,899
 Thailand.......................             --              502   --                502
Securities Lending Collateral...             --    1,040,127,884   --      1,040,127,884
Futures Contracts**.............     (3,446,602)              --   --         (3,446,602)
                                 --------------  ---------------   --    ---------------
TOTAL........................... $4,450,205,026  $15,068,794,590   --    $19,518,999,616
                                 ==============  ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   ENHANCED U.S.
                                                                       LARGE     U.S. LARGE CAP
                                                                      COMPANY        EQUITY     U.S. LARGE CAP   U.S. TARGETED
                                                                     PORTFOLIO     PORTFOLIO*   VALUE PORTFOLIO VALUE PORTFOLIO*
                                                                   ------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value.............           --             --  $   17,646,269              --
Investments at Value (including $0, $53,986, $0 and $1,565,476
 of securities on loan, respectively)............................. $    234,208   $    848,164              --    $  7,975,043
Temporary Cash Investments at Value & Cost........................           --          3,254              --          87,593
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $0, $46,030, $0 and $1,240,328)...............           --         46,037              --       1,240,541
Segregated Cash for Futures Contracts.............................           --             --              --           3,420
Cash..............................................................        8,411             --              --              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold........           --            180              --          61,483
  Dividends, Interest and Tax Reclaims............................        1,060          1,012              --           2,380
  Securities Lending Income.......................................           --             18              --             432
  Fund Shares Sold................................................          110            539          38,325           5,191
Prepaid Expenses and Other Assets.................................           16             22             114              58
                                                                   ------------   ------------  --------------    ------------
     Total Assets.................................................      243,805        899,226      17,684,708       9,376,141
                                                                   ------------   ------------  --------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................           --         46,029              --       1,240,317
  Investment Securities/Affiliated Investment Company
   Purchased......................................................        4,829          1,147              --          57,171
  Fund Shares Redeemed............................................           72            562           8,422           7,221
  Due to Advisor..................................................           40            109           2,260           2,439
  Futures Margin Variation........................................          427             --              --             141
Accrued Expenses and Other Liabilities............................           24             56             773             563
                                                                   ------------   ------------  --------------    ------------
     Total Liabilities............................................        5,392         47,903          11,455       1,307,852
                                                                   ------------   ------------  --------------    ------------
NET ASSETS........................................................ $    238,413   $    851,323  $   17,673,253    $  8,068,289
                                                                   ============   ============  ==============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $35,661 and shares outstanding of 0; 0; 0 and 1,677,570,
 respectively.....................................................          N/A            N/A             N/A    $      21.26
                                                                   ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.......................................          N/A            N/A             N/A     100,000,000
                                                                   ============   ============  ==============    ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $147,945 and shares outstanding of 0; 0; 0 and 6,990,693,
 respectively.....................................................          N/A            N/A             N/A    $      21.16
                                                                   ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.......................................          N/A            N/A             N/A     100,000,000
                                                                   ============   ============  ==============    ============
Institutional Class Shares -- based on net assets of $238,413;
 $851,323; $17,673,253 and $7,884,683 and shares
 outstanding of 19,513,163; 65,183,149; 541,624,567 and
 370,883,194, respectively........................................ $      12.22   $      13.06  $        32.63    $      21.26
                                                                   ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.......................................  300,000,000    100,000,000   2,000,000,000     700,000,000
                                                                   ============   ============  ==============    ============
Investments in Affiliated Investment Company at Cost.............. $         --   $         --  $   13,161,852    $         --
                                                                   ------------   ------------  --------------    ------------
Investments at Cost............................................... $    234,200   $    793,916  $           --    $  7,084,402
                                                                   ============   ============  ==============    ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    231,408   $    806,457  $   12,720,635    $  6,878,063
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................          201          1,887          18,983           1,417
Accumulated Net Realized Gain (Loss)..............................        6,558        (11,276)        449,218         299,994
Net Unrealized Appreciation (Depreciation)........................          246         54,255       4,484,417         888,815
                                                                   ------------   ------------  --------------    ------------
NET ASSETS........................................................ $    238,413   $    851,323  $   17,673,253    $  8,068,289
                                                                   ============   ============  ==============    ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                         U.S. CORE      U.S. CORE     U.S. VECTOR
                                                       U.S. SMALL CAP     EQUITY 1       EQUITY 2       EQUITY
                                                      VALUE PORTFOLIO*   PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $1,943,046,
 $1,995,032, $2,369,893 and $656,011 of securities
 on loan, respectively)..............................  $   12,291,970  $   14,795,874 $   16,664,191 $    3,787,413
Temporary Cash Investments at Value & Cost...........         283,404         164,854        183,777         37,304
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $1,801,739,
 $1,416,026, $1,864,887 and $509,259)................       1,802,024       1,416,231      1,865,190        509,342
Segregated Cash for Futures Contracts................          12,321           5,040          5,670          1,305
Receivables:
  Investment Securities Sold.........................          86,220           2,721         11,313            821
  Dividends and Interest.............................           3,198          14,707         16,403          2,747
  Securities Lending Income..........................             507             637            832            224
  Fund Shares Sold...................................           5,780           9,283          9,566          1,859
Prepaid Expenses and Other Assets....................             116             172            115             26
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      14,485,540      16,409,519     18,757,057      4,341,041
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................       1,801,676       1,415,949      1,864,857        509,255
  Investment Securities Purchased....................          51,203          21,930         31,705          2,159
  Fund Shares Redeemed...............................          12,581           8,277          5,348          5,688
  Due to Advisor.....................................           5,485           2,168          2,882            988
  Futures Margin Variation...........................             507             207            233             54
Accrued Expenses and Other Liabilities...............             903             829            986            250
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       1,872,355       1,449,360      1,906,011        518,394
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   12,613,185  $   14,960,159 $   16,851,046 $    3,822,647
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,613,185; $14,960,159; $16,851,046 and
 $3,822,647 and shares outstanding of
 385,110,575; 831,236,058; 980,473,669 and
 239,934,633, respectively...........................  $        32.75  $        18.00 $        17.19 $        15.93
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   1,700,000,000   1,500,000,000  2,300,000,000  1,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $   10,085,942  $   11,326,017 $   12,434,154 $    2,892,649
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $    9,878,016  $   11,386,149 $   12,472,449 $    2,824,977
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................          (1,771)         33,644         26,714            150
Accumulated Net Realized Gain (Loss).................         534,573          73,528        125,173        103,508
Net Unrealized Appreciation (Depreciation)...........       2,202,367       3,466,838      4,226,710        894,012
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   12,613,185  $   14,960,159 $   16,851,046 $    3,822,647
                                                       ==============  ============== ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                             DFA REAL
                                                                                              ESTATE       LARGE CAP
                                                             U.S. SMALL CAP U.S. MICRO CAP  SECURITIES   INTERNATIONAL
                                                               PORTFOLIO*     PORTFOLIO*    PORTFOLIO*    PORTFOLIO*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $2,734,250, $866,990,
 $601,613 and $199,224 of securities on loan,
 respectively).............................................. $   12,824,777 $    5,046,074 $  7,193,577  $  3,473,508
Temporary Cash Investments at Value & Cost..................        159,360         42,876       67,517            --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $2,565,207, $804,677,
 $461,489 and $207,749).....................................      2,565,605        804,805      461,557       207,774
Segregated Cash for Futures Contracts.......................          5,903          2,709        2,412         1,473
Foreign Currencies at Value.................................             --             --           --        10,328
Cash........................................................             --             --           --        27,839
Receivables:
  Investment Securities Sold................................         14,794         52,190          154        19,362
  Dividends, Interest and Tax Reclaims......................          3,059          1,582        5,834        11,545
  Securities Lending Income.................................          1,155            358           90           253
  Fund Shares Sold..........................................         10,547          2,483        4,054         1,824
  Futures Margin Variation..................................             79              3           --            --
Unrealized Gain on Foreign Currency Contracts...............             --             --           --             2
Prepaid Expenses and Other Assets...........................             89             38           65            22
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................     15,585,368      5,953,118    7,735,260     3,753,930
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      2,565,111        804,670      461,482       207,738
  Investment Securities Purchased...........................         27,611         13,328        8,118        15,610
  Fund Shares Redeemed......................................         10,670          4,200        3,938         1,760
  Due to Advisor............................................          3,878          2,222          983           750
  Futures Margin Variation..................................             --             --           99            19
Unrealized Loss on Foreign Currency Contracts...............             --             --           --            10
Accrued Expenses and Other Liabilities......................            899            375          460           268
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      2,608,169        824,795      475,080       226,155
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   12,977,199 $    5,128,323 $  7,260,180  $  3,527,775
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,977,199; $5,128,323; $7,260,180 and $3,527,775
 and shares outstanding of 430,635,066; 275,979,542;
 211,528,474 and 180,746,924, respectively.................. $        30.14 $        18.58 $      34.32  $      19.52
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $   10,736,611 $    3,760,525 $  5,088,981  $  3,240,449
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $     10,325
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   10,544,580 $    3,590,798 $  5,130,102  $  3,512,948
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          2,738          1,818       39,022        11,729
Accumulated Net Realized Gain (Loss)........................        345,607        251,692      (12,090)     (228,787)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --          (332)
Net Unrealized Appreciation (Depreciation)..................      2,084,274      1,284,015    2,103,146       232,217
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   12,977,199 $    5,128,323 $  7,260,180  $  3,527,775
                                                             ============== ============== ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                           INTERNATIONAL                 ASIA PACIFIC
                                                           INTERNATIONAL       SMALL      JAPANESE SMALL    SMALL
                                                            CORE EQUITY       COMPANY        COMPANY       COMPANY
                                                            PORTFOLIO*       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                          --------------  --------------  -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................             --  $   10,294,008   $    509,655  $    251,675
Investments at Value (including $1,202,449, $0, $0 and
 $0 of securities on loan, respectively)................. $   16,737,241              --             --            --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $1,236,430, $0, $0 and
 $0).....................................................      1,236,638              --             --            --
Segregated Cash for Futures Contracts....................          6,030           3,866             --            --
Foreign Currencies at Value..............................         23,403              --             --            --
Cash.....................................................        158,681          97,178             --            --
Receivables:
  Investment Securities Sold.............................            489              --             --            --
  Dividends, Interest and Tax Reclaims...................         49,672              --             --            --
  Securities Lending Income..............................          2,314              --             --            --
  Fund Shares Sold.......................................         21,215           2,600             --            17
Prepaid Expenses and Other Assets........................            158             110              8             8
                                                          --------------  --------------   ------------  ------------
     Total Assets........................................     18,235,841      10,397,762        509,663       251,700
                                                          --------------  --------------   ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................      1,236,407              --             --            --
  Investment Securities Purchased........................          1,463              --             --            --
  Fund Shares Redeemed...................................          8,573           6,350             67            25
  Due to Advisor.........................................          5,034           3,567            170            87
  Futures Margin Variation...............................            248               2             --            --
Accrued Expenses and Other Liabilities...................          1,105             482             13            13
                                                          --------------  --------------   ------------  ------------
     Total Liabilities...................................      1,252,830          10,401            250           125
                                                          --------------  --------------   ------------  ------------
NET ASSETS............................................... $   16,983,011  $   10,387,361   $    509,413  $    251,575
                                                          ==============  ==============   ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $16,983,011; $10,387,361; $509,413 and $251,575
 and shares outstanding of 1,466,221,305;
 584,367,957; 22,135,681 and 11,829,539,
 respectively............................................ $        11.58  $        17.78   $      23.01  $      21.27
                                                          ==============  ==============   ============  ============
NUMBER OF SHARES AUTHORIZED..............................  2,000,000,000   1,500,000,000    100,000,000   100,000,000
                                                          ==============  ==============   ============  ============
Investments in Affiliated Investment Companies at
 Cost.................................................... $           --  $    9,548,011   $    438,859  $    260,212
                                                          --------------  --------------   ------------  ------------
Investments at Cost...................................... $   16,261,978  $           --   $         --  $         --
                                                          ==============  ==============   ============  ============
Foreign Currencies at Cost............................... $       23,405  $           --   $         --  $         --
                                                          ==============  ==============   ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $   16,830,111  $    9,407,620   $    470,614  $    281,710
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................         49,229         (18,870)         2,402           511
Accumulated Net Realized Gain (Loss).....................       (367,321)        256,462        (34,243)      (22,109)
Net Unrealized Foreign Exchange Gain (Loss)..............         (1,529)         (1,059)          (156)           --
Net Unrealized Appreciation (Depreciation)...............        472,521         743,208         70,796        (8,537)
                                                          --------------  --------------   ------------  ------------
NET ASSETS............................................... $   16,983,011  $   10,387,361   $    509,413  $    251,575
                                                          ==============  ==============   ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                      DFA
                                                       UNITED      CONTINENTAL   INTERNATIONAL    DFA GLOBAL          DFA
                                                    KINGDOM SMALL     SMALL       REAL ESTATE     REAL ESTATE    INTERNATIONAL
                                                       COMPANY       COMPANY      SECURITIES      SECURITIES       SMALL CAP
                                                      PORTFOLIO     PORTFOLIO     PORTFOLIO*       PORTFOLIO    VALUE PORTFOLIO*
                                                    ------------- ------------  --------------  --------------  ----------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................. $     32,369  $    292,249              --  $    3,297,633               --
Investments at Value (including $0, $0, $153,418,
 $33,099 and $894,648 of securities on loan,
 respectively).....................................           --            --  $    4,110,144       1,593,183   $   12,810,566
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $157,915, $34,022 and $947,349)...................           --            --         157,926          34,028          947,513
Segregated Cash for Futures Contracts..............           --            --           1,238              --            5,653
Foreign Currencies at Value........................           --            --          18,761             120           51,381
Cash...............................................           --            --          39,036          10,382           95,845
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold....................................           --            --             577              --           16,986
  Dividends, Interest and Tax Reclaims.............           --            --          14,191           1,322           43,106
  Securities Lending Income........................           --            --             128              10            1,924
  Fund Shares Sold.................................           22             8           2,545           5,285           14,151
Unrealized Gain on Foreign Currency Contracts......           --            --              --              --                8
Prepaid Expenses and Other Assets..................           18            11              21              65               77
                                                    ------------  ------------  --------------  --------------   --------------
     Total Assets..................................       32,409       292,268       4,344,567       4,942,028       13,987,210
                                                    ------------  ------------  --------------  --------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.................           --            --         157,910          34,018          947,321
  Investment Securities/Affiliated Investment
   Company Purchased...............................           --            --           2,811           5,093           14,693
  Fund Shares Redeemed.............................           72            32           1,000          13,564            7,184
  Due to Advisor...................................           10           108             891             162            7,191
  Futures Margin Variation.........................           --            --              51              --              174
Unrealized Loss on Foreign Currency Contracts......           --            --               1              --               --
Accrued Expenses and Other Liabilities.............            4            11             280             236              918
                                                    ------------  ------------  --------------  --------------   --------------
     Total Liabilities.............................           86           151         162,944          53,073          977,481
                                                    ------------  ------------  --------------  --------------   --------------
NET ASSETS......................................... $     32,323  $    292,117  $    4,181,623  $    4,888,955   $   13,009,729
                                                    ============  ============  ==============  ==============   ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets
 of $32,323; $292,117; $4,181,623; $4,888,955
 and $13,009,729 and shares outstanding of
 1,187,810; 13,601,917; 799,639,322;
 450,869,182 and 673,643,118, respectively......... $      27.21  $      21.48  $         5.23  $        10.84   $        19.31
                                                    ============  ============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED........................  100,000,000   100,000,000   1,200,000,000   1,500,000,000    2,300,000,000
                                                    ============  ============  ==============  ==============   ==============
Investments in Affiliated Investment Companies at
 Cost.............................................. $     30,008  $    254,355  $           --  $    2,659,558   $           --
                                                    ------------  ------------  --------------  --------------   --------------
Investments at Cost................................ $         --  $         --  $    3,978,565  $    1,534,743   $   11,737,020
                                                    ============  ============  ==============  ==============   ==============
Foreign Currencies at Cost......................... $         --  $         --  $       18,681  $          117   $       51,989
                                                    ============  ============  ==============  ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................... $     28,283  $    264,520  $    4,440,849  $    4,154,717   $   11,585,752
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)...............          199           227        (148,335)         61,223          (39,951)
Accumulated Net Realized Gain (Loss)...............        1,478       (10,637)       (241,893)        (23,508)         395,817
Net Unrealized Foreign Exchange Gain (Loss)........            2           113            (364)             --           (1,533)
Net Unrealized Appreciation (Depreciation).........        2,361        37,894         131,366         696,523        1,069,644
                                                    ------------  ------------  --------------  --------------   --------------
NET ASSETS......................................... $     32,323  $    292,117  $    4,181,623  $    4,888,955   $   13,009,729
                                                    ============  ============  ==============  ==============   ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                          INTERNATIONAL                 WORLD EX U.S.  WORLD EX U.S.
                                                          VECTOR EQUITY  WORLD EX U.S.  TARGETED VALUE  CORE EQUITY
                                                           PORTFOLIO*   VALUE PORTFOLIO   PORTFOLIO*    PORTFOLIO*
                                                          ------------- --------------- -------------- -------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................           --   $    188,212              --            --
Investments at Value (including $138,147, $0,
 $7,915, $105,597 and $0 of securities on loan,
 respectively)........................................... $  1,847,916             --    $    279,331  $  1,645,434
Temporary Cash Investments at Value & Cost...............           --             --              --            --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $144,230, $0, $7,144,
 $101,516 and $0)........................................      144,254             --           7,145       101,533
Foreign Currencies at Value..............................        4,420             --           1,028         2,874
Cash.....................................................          284             43              18         3,306
Receivables:
  Investment Securities Sold.............................          851             --             661            61
  Dividends, Interest and Tax Reclaims...................        5,604             --             661         3,976
  Securities Lending Income..............................          273             --              22           239
  Fund Shares Sold.......................................        1,028             --             308         1,741
  From Advisor...........................................           --             --              --            --
Unrealized Gain on Foreign Currency Contracts............           --             --               1            --
Prepaid Expenses and Other Assets........................           31             12              22            18
                                                          ------------   ------------    ------------  ------------
     Total Assets........................................    2,004,661        188,267         289,197     1,759,182
                                                          ------------   ------------    ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................      144,226             --           7,144       101,515
  Investment Securities Purchased........................        1,285             --             259            80
  Fund Shares Redeemed...................................        1,815             52             383           545
  Due to Advisor.........................................          711             54             141           393
Unrealized Loss on Foreign Currency Contracts............            2             --               1            --
Accrued Expenses and Other Liabilities...................          148              7              57           204
                                                          ------------   ------------    ------------  ------------
     Total Liabilities...................................      148,187            113           7,985       102,737
                                                          ------------   ------------    ------------  ------------
NET ASSETS............................................... $  1,856,474   $    188,154    $    281,212  $  1,656,445
                                                          ============   ============    ============  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,856,474; $188,154; $281,212; $1,656,445 and
 $370,229 and shares outstanding of 172,237,676;
 18,255,169; 23,363,536; 166,766,789 and
 28,171,065, respectively................................ $      10.78   $      10.31    $      12.04  $       9.93
                                                          ============   ============    ============  ============
NUMBER OF SHARES AUTHORIZED..............................  500,000,000    100,000,000     100,000,000   500,000,000
                                                          ============   ============    ============  ============
Investments in Affiliated Investment Companies at
 Cost.................................................... $         --   $    188,081    $         --  $         --
                                                          ------------   ------------    ------------  ------------
Investments at Cost...................................... $  1,755,367   $         --    $    265,503  $  1,653,999
                                                          ============   ============    ============  ============
Foreign Currencies at Cost............................... $      4,427   $         --    $      1,031  $      2,878
                                                          ============   ============    ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $  1,756,001   $    190,641    $    274,788  $  1,673,173
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................        4,967            737             882         4,174
Accumulated Net Realized Gain (Loss).....................        3,124         (3,306)         (8,262)      (12,234)
Net Unrealized Foreign Exchange Gain (Loss)..............         (184)           (48)            (22)         (116)
Net Unrealized Appreciation (Depreciation)...............       92,566            130          13,826        (8,552)
                                                          ------------   ------------    ------------  ------------
NET ASSETS............................................... $  1,856,474   $    188,154    $    281,212  $  1,656,445
                                                          ============   ============    ============  ============

                                                           WORLD CORE
                                                             EQUITY
                                                           PORTFOLIO
                                                          ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value................................................... $    370,096
Investments at Value (including $138,147, $0,
 $7,915, $105,597 and $0 of securities on loan,
 respectively)...........................................           --
Temporary Cash Investments at Value & Cost...............          135
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $144,230, $0, $7,144,
 $101,516 and $0)........................................           --
Foreign Currencies at Value..............................           --
Cash.....................................................           --
Receivables:
  Investment Securities Sold.............................           --
  Dividends, Interest and Tax Reclaims...................           --
  Securities Lending Income..............................           --
  Fund Shares Sold.......................................            2
  From Advisor...........................................            8
Unrealized Gain on Foreign Currency Contracts............           --
Prepaid Expenses and Other Assets........................           15
                                                          ------------
     Total Assets........................................      370,256
                                                          ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................           --
  Investment Securities Purchased........................           --
  Fund Shares Redeemed...................................            6
  Due to Advisor.........................................           --
Unrealized Loss on Foreign Currency Contracts............           --
Accrued Expenses and Other Liabilities...................           21
                                                          ------------
     Total Liabilities...................................           27
                                                          ------------
NET ASSETS............................................... $    370,229
                                                          ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,856,474; $188,154; $281,212; $1,656,445 and
 $370,229 and shares outstanding of 172,237,676;
 18,255,169; 23,363,536; 166,766,789 and
 28,171,065, respectively................................ $      13.14
                                                          ============
NUMBER OF SHARES AUTHORIZED..............................  100,000,000
                                                          ============
Investments in Affiliated Investment Companies at
 Cost.................................................... $    367,363
                                                          ------------
Investments at Cost...................................... $         --
                                                          ============
Foreign Currencies at Cost............................... $         --
                                                          ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $    369,759
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................          205
Accumulated Net Realized Gain (Loss).....................       (2,468)
Net Unrealized Foreign Exchange Gain (Loss)..............           --
Net Unrealized Appreciation (Depreciation)...............        2,733
                                                          ------------
NET ASSETS............................................... $    370,229
                                                          ============

----------
*See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                              SELECTIVELY
                                                             HEDGED GLOBAL   EMERGING      EMERGING       EMERGING
                                                                EQUITY        MARKETS    MARKETS SMALL  MARKETS VALUE
                                                               PORTFOLIO     PORTFOLIO   CAP PORTFOLIO    PORTFOLIO
                                                             ------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value..... $    276,178  $  4,914,328  $  5,462,434  $   16,486,353
Investments at Value (including $0, $0, $0, $0 and
 $1,574,094 of securities on loan, respectively)............           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $0, $0 and $1,039,952)....           --            --            --              --
Segregated Cash for Futures Contracts.......................          572            --            --              --
Foreign Currencies at Value.................................           --            --            --              --
Cash........................................................       12,553            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................           --            --            --              --
  Dividends, Interest and Tax Reclaims......................           --            --            --              --
  Securities Lending Income.................................           --            --            --              --
  Fund Shares Sold..........................................           40         5,121         2,266           5,442
Unrealized Gain on Forward Currency Contracts...............          847            --            --              --
Unrealized Gain on Foreign Currency Contracts...............           --            --            --              --
Prepaid Expenses and Other Assets...........................           13            32            42             103
                                                             ------------  ------------  ------------  --------------
    Total Assets............................................      290,203     4,919,481     5,464,742      16,491,898
                                                             ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased................................................           --            --            --              --
  Fund Shares Redeemed......................................           66         2,214         2,976          83,446
  Due to Advisor............................................           --         1,667         2,098           5,568
  Futures Margin Variation..................................           23            --            --              --
Unrealized Loss on Forward Currency Contracts...............          198            --            --              --
Unrealized Loss on Foreign Currency Contracts...............           --            --            --              --
Accrued Expenses and Other Liabilities......................           12           200           159             640
                                                             ------------  ------------  ------------  --------------
    Total Liabilities.......................................          299         4,081         5,233          89,654
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    289,904  $  4,915,400  $  5,459,509  $   16,402,244
                                                             ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $97,923 and $0 and shares outstanding of 0; 0; 0;
 3,963,250 and 0, respectively..............................          N/A           N/A           N/A  $        24.71
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................          N/A           N/A           N/A     100,000,000
                                                             ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of
 $289,904; $4,915,400; $5,459,509; $16,304,321 and
 $18,712,966 and shares outstanding of 21,214,902;
 203,789,810; 267,753,160; 656,277,888 and
 1,017,087,290, respectively................................ $      13.67  $      24.12  $      20.39  $        24.84
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                             ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost...... $    262,974  $  3,933,957  $  5,273,564  $   17,575,580
                                                             ------------  ------------  ------------  --------------
Investments at Cost......................................... $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
Foreign Currencies at Cost.................................. $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    270,820  $  4,153,898  $  5,139,325  $   18,602,540
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        4,245         3,519        12,479         (49,300)
Accumulated Net Realized Gain (Loss)........................        1,334      (222,448)      118,721      (1,061,981)
Net Unrealized Foreign Exchange Gain (Loss).................          649            60           114             212
Net Unrealized Appreciation (Depreciation)..................       12,856       980,371       188,870      (1,089,227)
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    289,904  $  4,915,400  $  5,459,509  $   16,402,244
                                                             ============  ============  ============  ==============

                                                                EMERGING
                                                              MARKETS CORE
                                                                 EQUITY
                                                               PORTFOLIO*
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --
Investments at Value (including $0, $0, $0, $0 and
 $1,574,094 of securities on loan, respectively)............ $   18,482,318
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $0, $0 and $1,039,952)....      1,040,128
Segregated Cash for Futures Contracts.......................          6,871
Foreign Currencies at Value.................................         98,558
Cash........................................................        139,308
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................            634
  Dividends, Interest and Tax Reclaims......................         12,373
  Securities Lending Income.................................          5,094
  Fund Shares Sold..........................................         15,651
Unrealized Gain on Forward Currency Contracts...............             --
Unrealized Gain on Foreign Currency Contracts...............              1
Prepaid Expenses and Other Assets...........................             85
                                                             --------------
    Total Assets............................................     19,801,021
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,039,932
  Investment Securities/Affiliated Investment Companies
   Purchased................................................         28,037
  Fund Shares Redeemed......................................          9,734
  Due to Advisor............................................          8,700
  Futures Margin Variation..................................             80
Unrealized Loss on Forward Currency Contracts...............             --
Unrealized Loss on Foreign Currency Contracts...............              1
Accrued Expenses and Other Liabilities......................          1,571
                                                             --------------
    Total Liabilities.......................................      1,088,055
                                                             --------------
NET ASSETS.................................................. $   18,712,966
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $97,923 and $0 and shares outstanding of 0; 0; 0;
 3,963,250 and 0, respectively..............................            N/A
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A
                                                             ==============
Institutional Class Shares -- based on net assets of
 $289,904; $4,915,400; $5,459,509; $16,304,321 and
 $18,712,966 and shares outstanding of 21,214,902;
 203,789,810; 267,753,160; 656,277,888 and
 1,017,087,290, respectively................................ $        18.40
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000
                                                             ==============
Investments in Affiliated Investment Companies at Cost...... $           --
                                                             --------------
Investments at Cost......................................... $   17,614,120
                                                             ==============
Foreign Currencies at Cost.................................. $       98,578
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   18,639,428
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         11,774
Accumulated Net Realized Gain (Loss)........................       (803,309)
Net Unrealized Foreign Exchange Gain (Loss).................            166
Net Unrealized Appreciation (Depreciation)..................        864,907
                                                             --------------
NET ASSETS.................................................. $   18,712,966
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                           ENHANCED
                                                                          U.S. LARGE U.S. LARGE U.S. LARGE U.S. TARGETED
                                                                           COMPANY   CAP EQUITY CAP VALUE      VALUE
                                                                          PORTFOLIO  PORTFOLIO  PORTFOLIO*   PORTFOLIO
                                                                          ---------- ---------- ---------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $17 and $0,
    respectively)........................................................       --         --    $404,068          --
   Income from Securities Lending........................................       --         --       2,879          --
   Expenses Allocated from Affiliated Investment Company.................       --         --     (18,139)         --
                                                                            ------    -------    --------    --------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................       --         --     388,808          --
                                                                            ------    -------    --------    --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $63,
   respectively).........................................................       --    $16,204          --    $114,601
  Interest...............................................................   $2,157         --          --          --
  Income from Securities Lending.........................................       --        178          --       6,652
                                                                            ------    -------    --------    --------
     Total Investment Income.............................................    2,157     16,382          --     121,253
                                                                            ------    -------    --------    --------
FUND EXPENSES
  Investment Management Fees.............................................      418      1,135      40,630      26,301
  Accounting & Transfer Agent Fees.......................................       15         45          95         420
  S&P 500(R) Fees........................................................        8         --          --          --
  Custodian Fees.........................................................        5         --          --          74
  Shareholder Servicing Fees                                                                                       --
   Class R1 Shares.......................................................       --         --          --          35
   Class R2 Shares.......................................................       --         --          --         365
  Filing Fees............................................................       26         61         444         259
  Shareholders' Reports..................................................        7         17         416         322
  Directors'/Trustees' Fees & Expenses...................................        1          5         112          52
  Professional Fees......................................................        5         16          33         149
  Other..................................................................        8         28          94         232
                                                                            ------    -------    --------    --------
     Total Expenses......................................................      493      1,307      41,824      28,209
                                                                            ------    -------    --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................       --         28     (16,252)         --
  Fees Paid Indirectly (Note C)..........................................       (6)        --          --          --
                                                                            ------    -------    --------    --------
  Net Expenses...........................................................      487      1,335      25,572      28,209
                                                                            ------    -------    --------    --------
  NET INVESTMENT INCOME (LOSS)...........................................    1,670     15,047     363,236      93,044
                                                                            ------    -------    --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**..........................................      (59)    (9,470)    447,750     310,791
   Futures...............................................................    7,848         --      17,635       6,695
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency............................      118     22,964     (11,625)    (32,158)
   Futures...............................................................     (557)        --      (3,292)     (2,039)
                                                                            ------    -------    --------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    7,350     13,494     450,468     283,289
                                                                            ------    -------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $9,020    $28,541    $813,704    $376,333
                                                                            ======    =======    ========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                       U.S. SMALL U.S. CORE U.S. CORE U.S. VECTOR
                                                                       CAP VALUE  EQUITY 1  EQUITY 2    EQUITY
                                                                       PORTFOLIO  PORTFOLIO PORTFOLIO  PORTFOLIO
                                                                       ---------- --------- --------- -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $80, $49, $60 and $19,
   respectively)......................................................  $176,347  $278,853  $316,205   $ 68,324
  Income from Securities Lending......................................     8,445     8,606    11,265      3,297
                                                                        --------  --------  --------   --------
     Total Investment Income..........................................   185,792   287,459   327,470     71,621
                                                                        --------  --------  --------   --------
EXPENSES
  Investment Management Fees..........................................    60,645    23,598    31,418     10,982
  Accounting & Transfer Agent Fees....................................       669       765       865        205
  Custodian Fees......................................................       120       117       135         25
  Filing Fees.........................................................       340       490       504        113
  Shareholders' Reports...............................................       344       240       285        114
  Directors'/Trustees' Fees & Expenses................................        84        95       108         25
  Professional Fees...................................................       243       278       316         75
  Other...............................................................       378       432       488        121
                                                                        --------  --------  --------   --------
     Total Expenses...................................................    62,823    26,015    34,119     11,660
                                                                        --------  --------  --------   --------
  NET INVESTMENT INCOME (LOSS)........................................   122,969   261,444   293,351     59,961
                                                                        --------  --------  --------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**......................................   533,632    71,932   110,911    103,375
    Futures...........................................................    42,945    14,545    16,424      3,911
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.............................................   (45,822)  193,308   180,375    (37,035)
    Futures...........................................................    (3,946)   (3,224)   (3,630)      (835)
                                                                        --------  --------  --------   --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).............................   526,809   276,561   304,080     69,416
                                                                        --------  --------  --------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $649,778  $538,005  $597,431   $129,377
                                                                        ========  ========  ========   ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                             DFA REAL
                                                                                              ESTATE     LARGE CAP
                                                                 U.S. SMALL    U.S. MICRO   SECURITIES INTERNATIONAL
                                                                CAP PORTFOLIO CAP PORTFOLIO PORTFOLIO    PORTFOLIO
                                                                ------------- ------------- ---------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $39, $9, $0 and
   $8,961, respectively).......................................   $161,627      $ 63,399     $233,312    $ 101,033
  Income from Securities Lending...............................     16,878         5,807          784        3,010
                                                                  --------      --------     --------    ---------
     Total Investment Income...................................    178,505        69,206      234,096      104,043
                                                                  --------      --------     --------    ---------
EXPENSES
  Investment Management Fees...................................     40,791        24,790       11,950        8,053
  Accounting & Transfer Agent Fees.............................        642           276          388          189
  Custodian Fees...............................................         97            36           68          316
  Filing Fees..................................................        445           107          173          127
  Shareholders' Reports........................................        311           135          246          136
  Directors'/Trustees' Fees & Expenses.........................         79            35           48           22
  Professional Fees............................................        229           102          142          113
  Other........................................................        354           163          199          141
                                                                  --------      --------     --------    ---------
     Total Expenses............................................     42,948        25,644       13,214        9,097
                                                                  --------      --------     --------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...................         --            --         (561)          --
  Fees Paid Indirectly (Note C)................................         --            --           --         (110)
                                                                  --------      --------     --------    ---------
  Net Expenses.................................................     42,948        25,644       12,653        8,987
                                                                  --------      --------     --------    ---------
  NET INVESTMENT INCOME (LOSS).................................    135,557        43,562      221,443       95,056
                                                                  --------      --------     --------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...............................    362,082       265,995       90,717       40,972
    Futures....................................................     18,220         4,507        6,786        2,587
    Foreign Currency Transactions..............................         --            --           --         (670)
    Forward Currency Contracts.................................         --            --           --           (1)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................     11,454       (93,832)     133,266     (163,381)
    Futures....................................................     (4,290)       (1,662)      (1,518)        (870)
    Translation of Foreign Currency Denominated Amounts........         --            --           --         (284)
                                                                  --------      --------     --------    ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS)......................    387,466       175,008      229,251     (121,647)
                                                                  --------      --------     --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS....................................................   $523,023      $218,570     $450,694    $ (26,591)
                                                                  ========      ========     ========    =========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                        INTERNATIONAL  JAPANESE  ASIA PACIFIC
                                                                          INTERNATIONAL     SMALL       SMALL       SMALL
                                                                           CORE EQUITY     COMPANY     COMPANY     COMPANY
                                                                            PORTFOLIO    PORTFOLIO*   PORTFOLIO*  PORTFOLIO*
                                                                          ------------- ------------- ---------- ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $0, $20,552, $939 and
     $212, respectively).................................................         --      $262,595     $ 8,477     $ 8,411
    Income from Securities Lending.......................................         --        27,016         930         818
    Expenses Allocated from Affiliated Investment Companies..............         --       (12,006)       (570)       (291)
                                                                            --------      --------     -------     -------
     Total Net Investment Income Received from Affiliated Investment
      Companies..........................................................         --       277,605       8,837       8,938
                                                                            --------      --------     -------     -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $40,187, $0, $0 and $0,
   respectively).........................................................   $463,144            --          --          --
  Income from Securities Lending.........................................     26,239            --          --          --
                                                                            --------      --------     -------     -------
     Total Investment Income.............................................    489,383            --          --          --
                                                                            --------      --------     -------     -------
FUND EXPENSES
  Investment Management Fees.............................................     53,516        38,540       2,232       1,120
  Accounting & Transfer Agent Fees.......................................        851            58           5           4
  Custodian Fees.........................................................      1,623             6          --          --
  Filing Fees............................................................        749           279          19          21
  Shareholders' Reports..................................................        400           280           7           5
  Directors'/Trustees' Fees & Expenses...................................        104            66           3           2
  Professional Fees......................................................        414            66           1          --
  Other..................................................................        620            77           3           3
                                                                            --------      --------     -------     -------
     Total Expenses......................................................     58,277        39,372       2,270       1,155
                                                                            --------      --------     -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................         --            --        (446)       (224)
  Fees Paid Indirectly (Note C)..........................................       (585)           --          --          --
                                                                            --------      --------     -------     -------
  Net Expenses...........................................................     57,692        39,372       1,824         931
                                                                            --------      --------     -------     -------
  NET INVESTMENT INCOME (LOSS)...........................................    431,691       238,233       7,013       8,007
                                                                            --------      --------     -------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.........................................    (84,212)      261,664      20,065      (4,191)
    Futures..............................................................     19,275        17,796          --          --
    Foreign Currency Transactions........................................        (72)          673         326          49
    Forward Currency Contracts...........................................         (3)           --          --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................     (7,083)       13,423      33,546      30,333
    Futures..............................................................     (2,948)       (2,771)         --          --
    Translation of Foreign Currency Denominated Amounts..................     (1,251)         (814)       (100)          4
                                                                            --------      --------     -------     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    (76,294)      289,971      53,837      26,195
                                                                            --------      --------     -------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $355,397      $528,204     $60,850     $34,202
                                                                            ========      ========     =======     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                      UNITED                    DFA                       DFA
                                                     KINGDOM   CONTINENTAL INTERNATIONAL DFA GLOBAL  INTERNATIONAL
                                                      SMALL       SMALL     REAL ESTATE  REAL ESTATE   SMALL CAP
                                                     COMPANY     COMPANY    SECURITIES   SECURITIES      VALUE
                                                    PORTFOLIO* PORTFOLIO*    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                    ---------- ----------- ------------- ----------- -------------
INVESTMENT INCOME
 Net Investment Income Allocated from Affiliated
   Investment Company:
   Dividends (Net of Foreign Taxes Withheld of
    $1, $1,000, $0, $1 and $0, respectively).......  $ 1,468     $ 6,890            --    $ 42,420            --
   Income from Securities Lending..................       31       1,089            --          --            --
   Expenses Allocated from Affiliated Investment
    Company........................................      (40)       (392)           --          --            --
 Income Distributions Received from Affiliated
   Investment Companies............................       --          --            --      71,889            --
                                                     -------     -------     ---------    --------     ---------
    Total Net Investment Income Received from
      Affiliated Investment Company................    1,459       7,587            --     114,309            --
                                                     -------     -------     ---------    --------     ---------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $0,
   $0, $17,637, $0 and $29,147, respectively)......       --          --     $ 151,831          --     $ 353,979
 Interest..........................................       --          --            --          44            --
 Income from Securities Lending....................       --          --         1,972         192        24,293
                                                     -------     -------     ---------    --------     ---------
    Total Fund Investment Income...................       --          --       153,803         236       378,272
                                                     -------     -------     ---------    --------     ---------
FUND EXPENSES
 Investment Management Fees........................      168       1,521         9,646       9,072        80,458
 Accounting & Transfer Agent Fees..................        4           4           225          96           692
 Custodian Fees....................................       --          --           404          25         1,740
 Filing Fees.......................................       21          26           137         203           257
 Shareholders' Reports.............................        3           8           121         220           381
 Directors'/Trustees' Fees & Expenses..............       --           2            26          30            86
 Professional Fees.................................        1           1           107          37           353
 Other.............................................       --           4           126          51           526
                                                     -------     -------     ---------    --------     ---------
    Total Expenses.................................      197       1,566        10,792       9,734        84,493
                                                     -------     -------     ---------    --------     ---------
 Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)........................................      (40)       (304)           --      (6,179)           --
 Fees Paid Indirectly (Note C).....................       --          --          (119)         --          (296)
                                                     -------     -------     ---------    --------     ---------
 Net Expenses......................................      157       1,262        10,673       3,555        84,197
                                                     -------     -------     ---------    --------     ---------
 NET INVESTMENT INCOME (LOSS)......................    1,302       6,325       143,130     110,990       294,075
                                                     -------     -------     ---------    --------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**....................    2,090       6,536        (1,596)     14,561       414,975
   Futures.........................................       --          50         4,432         757        29,217
   Foreign Currency Transactions...................      (25)        (31)          540           7         7,305
   Forward Currency Contracts......................       --          --            48          --            27
   In-Kind Redemptions.............................       --          --            --          --        29,398
 Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency......   (8,433)      5,988      (118,705)     61,152      (242,603)
   Futures.........................................       --           2          (304)         --        (3,458)
   Translation of Foreign Currency Denominated
    Amounts........................................       (2)         (3)         (367)         --        (1,796)
                                                     -------     -------     ---------    --------     ---------
 NET REALIZED AND UNREALIZED GAIN (LOSS)...........   (6,370)     12,542      (115,952)     76,477       233,065
                                                     -------     -------     ---------    --------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................  $(5,068)    $18,867     $  27,178    $187,467     $ 527,140
                                                     =======     =======     =========    ========     =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gains tax withheld of $0, $0, $92, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                           WORLD EX U.S.
                                                               INTERNATIONAL WORLD EX U.S.   TARGETED    WORLD EX U.S. WORLD CORE
                                                               VECTOR EQUITY     VALUE         VALUE      CORE EQUITY    EQUITY
                                                                 PORTFOLIO    PORTFOLIO*     PORTFOLIO     PORTFOLIO   PORTFOLIO
                                                               ------------- ------------- ------------- ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $492,
    $0, $0 and $0, respectively)..............................         --       $ 5,381            --            --          --
   Income from Securities Lending.............................         --           201            --            --          --
   Expenses Allocated from Affiliated Investment
    Companies.................................................         --          (304)           --            --          --
  Income Distributions Received from Affiliated Investment
   Companies..................................................         --           588            --            --     $ 6,062
                                                                  -------       -------       -------       -------     -------
     Total Net Investment Income Received from Affiliated
      Investment Companies....................................         --         5,866            --            --       6,062
                                                                  -------       -------       -------       -------     -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $4,468, $0,
   $597, $3,996 and $0, respectively).........................    $51,558            --       $ 6,847       $42,011           1
  Income from Securities Lending..............................      3,343            --           266         2,478          --
                                                                  -------       -------       -------       -------     -------
     Total Investment Income..................................     54,901            --         7,113        44,489           1
                                                                  -------       -------       -------       -------     -------
FUND EXPENSES
  Investment Management Fees..................................      7,682           794         1,404         5,663         834
  Accounting & Transfer Agent Fees............................        107             4            26            94           4
  Custodian Fees..............................................        242             4           308           602           1
  Filing Fees.................................................        114            25            60           123          61
  Shareholders' Reports.......................................         78             4             7            68           4
  Directors'/Trustees' Fees & Expenses........................         12             1             2             9           2
  Professional Fees...........................................         46             4            19            56           2
  Other.......................................................         88             2            27            73          --
                                                                  -------       -------       -------       -------     -------
     Total Expenses...........................................      8,369           838         1,853         6,688         908
                                                                  -------       -------       -------       -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)...................................................         --          (385)           --           (34)       (794)
  Fees Paid Indirectly (Note C)...............................        (19)            1            (4)          (26)         --
                                                                  -------       -------       -------       -------     -------
  Net Expenses................................................      8,350           454         1,849         6,628         114
                                                                  -------       -------       -------       -------     -------
  NET INVESTMENT INCOME (LOSS)................................     46,551         5,412         5,264        37,861       5,949
                                                                  -------       -------       -------       -------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.......................................         --           256            --            --       1,313
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...............................      4,157        (2,948)        6,843        (2,134)     (2,896)
   Futures....................................................        182           112            --          (629)         --
   Foreign Currency Transactions..............................        127            85           124           189          --
   Forward Currency Contracts.................................        (44)           --             8            --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.................     16,206         7,285         5,177        47,901          --
   Affiliated Investment Companies Shares.....................         --           148            --            --       9,340
   Futures....................................................         --           (19)           --            --          --
   Translation of Foreign Currency Denominated
    Amounts...................................................       (165)          (11)          (20)         (103)         --
                                                                  -------       -------       -------       -------     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS).....................     20,463         4,908        12,132        45,224       7,757
                                                                  -------       -------       -------       -------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...................................................    $67,014       $10,320       $17,396       $83,085     $13,706
                                                                  =======       =======       =======       =======     =======

----------
* A portion of Investment Income and a portion of Realized and Unrealized Gain
  (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $1, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                 SELECTIVELY                      EMERGING        EMERGING
                                                   HEDGED        EMERGING         MARKETS         MARKETS
                                                GLOBAL EQUITY    MARKETS         SMALL CAP         VALUE
                                                  PORTFOLIO     PORTFOLIO*       PORTFOLIO*      PORTFOLIO*
                                                -------------   ----------       ----------      ----------
INVESTMENT INCOME
 Net Investment Income Allocated from
   Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes
    Withheld of $0, $14,897, $12,705,
    $54,004 and $0, respectively)..............       --        $ 109,056        $117,674        $  396,366
   Interest....................................       --               56              46                24
   Income from Securities Lending..............       --            6,581          38,125            30,263
   Expenses Allocated from Affiliated
    Investment Companies.......................       --           (6,819)        (13,037)          (23,422)
 Income Distributions Received from
   Affiliated Investment Companies.............    $ 5,430             --               --               --
                                                   -------      ---------         --------        ----------
    Total Net Investment Income Received
      from Affiliated Investment Companies.....      5,430        108,874          142,808          403,231
                                                   -------      ---------         --------        ----------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld
   of $0, $0, $0, $0 and $51,428,
   respectively)...............................         37             --               --               --
 Income from Securities Lending................         --             --               --               --
                                                   -------      ---------         --------        ----------
    Total Fund Investment Income...............         37             --               --               --
                                                   -------      ---------         --------        ----------
FUND EXPENSES
 Investment Management Fees....................        799         22,217           32,167           74,178
 Accounting & Transfer Agent Fees..............          5             29               31               87
 Custodian Fees................................          1             --               --               --
 Shareholder Servicing Fees -- Class R2
   Shares......................................         --             --               --              196
 Filing Fees...................................         32            151              104              229
 Shareholders' Reports.........................          7            171              119              280
 Directors'/Trustees' Fees & Expenses..........          2             30               34              102
 Professional Fees.............................          4             10               16               31
 Other.........................................          2             28               32               89
                                                   -------      ---------         --------        ----------
    Total Expenses.............................        852         22,636           32,503           75,192
                                                   -------      ---------         --------        ----------
 Fees (Waived), (Expenses Reimbursed),
   and/or Previously Waived Fees Recovered
   by Advisor (Note C).........................       (791)        (4,443)          (9,898)              --
   Institutional Class Shares..................         --             --               --          (14,757)
   Class R2 Shares.............................         --             --               --              (78)
 Fees Paid Indirectly (Note C).................         --             --               --               --
                                                   -------      ---------         --------        ----------
 Net Expenses..................................         63         18,193           22,605           60,357
                                                   -------      ---------         --------        ----------
 NET INVESTMENT INCOME (LOSS)..................      5,406         90,681          120,203          342,874
                                                   -------      ---------         --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Capital Gain Distributions Received from
   Affiliated Investment Companies.............      2,164             --               --               --
 Net Realized Gain (Loss) on:
   Investment Securities Sold**................       (989)      (105,635)         141,742          (77,435)
   Futures.....................................      1,760          5,655            4,016           11,373
   Foreign Currency Transactions...............         --            955              338            3,728
   Forward Currency Contracts..................        371             --               --               --
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................         --        506,131          394,050        1,954,176
   Affiliated Investment Companies Shares......      6,150             --               --               --
   Futures.....................................     (1,100)          (263)             286             (391)
   Translation of Foreign Currency
    Denominated Amounts........................         --            204              579               46
   Forward Currency Contracts..................        541             --               --               --
                                                   -------      ---------         --------        ----------
 NET REALIZED AND UNREALIZED GAIN (LOSS).......      8,897        407,047          541,011        1,891,497
                                                   -------      ---------         --------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.....................    $14,303      $ 497,728         $661,214       $2,234,371
                                                   =======      =========         ========        ==========

                                                  EMERGING
                                                MARKETS CORE
                                                   EQUITY
                                                 PORTFOLIO
                                                ------------
INVESTMENT INCOME
 Net Investment Income Allocated from
   Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes
    Withheld of $0, $14,897, $12,705,
    $54,004 and $0, respectively)..............         --
   Interest....................................         --
   Income from Securities Lending..............         --
   Expenses Allocated from Affiliated
    Investment Companies.......................         --
 Income Distributions Received from
   Affiliated Investment Companies.............          --
                                                 ----------
    Total Net Investment Income Received
      from Affiliated Investment Companies.....          --
                                                 ----------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld
   of $0, $0, $0, $0 and $51,428,
   respectively)...............................  $  396,631
 Income from Securities Lending................      52,227
                                                 ----------
    Total Fund Investment Income...............     448,858
                                                 ----------
FUND EXPENSES
 Investment Management Fees....................      88,014
 Accounting & Transfer Agent Fees..............         887
 Custodian Fees................................       6,581
 Shareholder Servicing Fees -- Class R2
   Shares......................................          --
 Filing Fees...................................         620
 Shareholders' Reports.........................         503
 Directors'/Trustees' Fees & Expenses..........         107
 Professional Fees.............................         640
 Other.........................................         612
                                                 ----------
    Total Expenses.............................      97,964
                                                 ----------
 Fees (Waived), (Expenses Reimbursed),
   and/or Previously Waived Fees Recovered
   by Advisor (Note C).........................          --
   Institutional Class Shares..................          --
   Class R2 Shares.............................          --
 Fees Paid Indirectly (Note C).................        (556)
                                                 ----------
 Net Expenses..................................      97,408
                                                 ----------
 NET INVESTMENT INCOME (LOSS)..................     351,450
                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Capital Gain Distributions Received from
   Affiliated Investment Companies.............          --
 Net Realized Gain (Loss) on:
   Investment Securities Sold**................    (342,991)
   Futures.....................................      30,116
   Foreign Currency Transactions...............        (539)
   Forward Currency Contracts..................          --
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................   2,038,618
   Affiliated Investment Companies Shares......          --
   Futures.....................................      (3,447)
   Translation of Foreign Currency
    Denominated Amounts........................         726
   Forward Currency Contracts..................          --
                                                 ----------
 NET REALIZED AND UNREALIZED GAIN (LOSS).......   1,722,483
                                                 ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.....................  $2,073,933
                                                 ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $68, $144 and $53, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                ENHANCED U.S. LARGE U.S. LARGE CAP EQUITY   U.S. LARGE CAP VALUE
                                                 COMPANY PORTFOLIO        PORTFOLIO               PORTFOLIO
                                                ------------------  --------------------  ------------------------
                                                  YEAR      YEAR       YEAR       YEAR        YEAR         YEAR
                                                 ENDED     ENDED      ENDED      ENDED       ENDED        ENDED
                                                OCT. 31,  OCT. 31,   OCT. 31,   OCT. 31,    OCT. 31,     OCT. 31,
                                                  2016      2015       2016       2015        2016         2015
                                                --------  --------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $  1,670  $  1,130  $  15,047  $   9,255  $   363,236  $   317,704
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................      (59)    4,580     (9,470)    (1,560)     447,750      681,400
    Futures....................................    7,848    15,372         --        (12)      17,635          (35)
    Foreign Currency Transactions..............       --       629         --         --           --           --
    In-Kind Redemptions........................       --        --         --     10,024           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................      118    (4,379)    22,964     (4,105)     (11,625)    (815,432)
    Futures....................................     (557)   (6,271)        --         --       (3,292)           4
    Translation of Foreign Currency
     Denominated Amounts.......................       --      (191)        --         --           --           --
                                                --------  --------  ---------  ---------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    9,020    10,870     28,541     13,602      813,704      183,641
                                                --------  --------  ---------  ---------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................   (1,417)     (799)   (14,431)    (8,112)    (357,227)    (302,945)
  Net Short-Term Gains:
    Institutional Class Shares.................   (3,529)  (10,591)        --       (285)          --           --
  Net Long-Term Gains:
    Institutional Class Shares.................   (9,801)  (16,610)        --       (266)    (643,970)     (86,223)
                                                --------  --------  ---------  ---------  -----------  -----------
     Total Distributions.......................  (14,747)  (28,000)   (14,431)    (8,663)  (1,001,197)    (389,168)
                                                --------  --------  ---------  ---------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................   73,655    39,673    301,960    595,263    4,078,939    3,716,590
  Shares Issued in Lieu of Cash
   Distributions...............................   13,002    24,405     14,259      8,492      935,970      359,045
  Shares Redeemed..............................  (46,158)  (60,026)  (178,150)  (184,505)  (2,962,098)  (3,209,154)
                                                --------  --------  ---------  ---------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................   40,499     4,052    138,069    419,250    2,052,811      866,481
                                                --------  --------  ---------  ---------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................   34,772   (13,078)   152,179    424,189    1,865,318      660,954
NET ASSETS
  Beginning of Period..........................  203,641   216,719    699,144    274,955   15,807,935   15,146,981
                                                --------  --------  ---------  ---------  -----------  -----------
  End of Period................................ $238,413  $203,641  $ 851,323  $ 699,144  $17,673,253  $15,807,935
                                                ========  ========  =========  =========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................    6,113     3,122     24,003     46,215      131,035      110,785
  Shares Issued in Lieu of Cash
   Distributions...............................    1,111     2,085      1,116        675       29,906       10,996
  Shares Redeemed..............................   (3,945)   (4,848)   (14,319)   (14,242)     (94,466)     (95,477)
                                                --------  --------  ---------  ---------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................    3,279       359     10,800     32,648       66,475       26,304
                                                ========  ========  =========  =========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)....................................... $    201  $     48  $   1,887  $   1,341  $    18,983  $    29,922

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)


                                                    U.S. TARGETED VALUE      U.S. SMALL CAP VALUE
                                                         PORTFOLIO                 PORTFOLIO         U.S. CORE EQUITY 1 PORTFOLIO
                                                 ------------------------  ------------------------  ---------------------------
                                                     YEAR         YEAR         YEAR         YEAR         YEAR           YEAR
                                                    ENDED        ENDED        ENDED        ENDED        ENDED          ENDED
                                                   OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,       OCT. 31,
                                                     2016         2015         2016         2015         2016           2015
                                                 -----------  -----------  -----------  -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................. $    93,044  $    81,463  $   122,969  $   140,359  $   261,444    $   209,655
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..................     310,791      315,026      533,632      522,294       71,932        164,919
   Futures......................................       6,695         (296)      42,945       (2,510)      14,545             --
   In-Kind Redemptions..........................          --           --           --       12,630           --         48,790
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities........................     (32,158)    (527,329)     (45,822)  (1,025,518)     193,308        (56,468)
   Futures......................................      (2,039)          --       (3,946)          --       (3,224)            --
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................     376,333     (131,136)     649,778     (352,745)     538,005        366,896
                                                 -----------  -----------  -----------  -----------   -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares..............................        (462)        (374)          --           --           --             --
   Class R2 Shares..............................      (1,837)      (1,058)          --           --           --             --
   Institutional Class Shares...................     (92,387)     (74,793)    (122,993)    (130,190)    (253,050)      (200,298)
  Net Short-Term Gains:
   Class R1 Shares..............................         (54)         (49)          --           --           --             --
   Class R2 Shares..............................        (202)        (144)          --           --           --             --
   Institutional Class Shares...................      (9,668)      (9,156)          --           --           --             --
  Net Long-Term Gains:
   Class R1 Shares..............................      (1,571)      (1,235)          --           --           --             --
   Class R2 Shares..............................      (5,836)      (3,653)          --           --           --             --
   Institutional Class Shares...................    (279,118)    (233,022)    (487,348)    (427,115)    (160,152)       (49,469)
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Total Distributions........................    (391,135)    (323,484)    (610,341)    (557,305)    (413,202)      (249,767)
                                                 -----------  -----------  -----------  -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued.................................   1,989,566    2,861,668    2,855,521    2,562,626    3,836,889      4,137,187
  Shares Issued in Lieu of Cash Distributions...     363,680      306,474      547,459      501,839      394,137        236,854
  Shares Redeemed...............................  (1,433,622)  (1,140,962)  (2,509,494)  (1,986,459)  (2,671,444)    (1,996,226)
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Capital
      Share Transactions........................     919,624    2,027,180      893,486    1,078,006    1,559,582      2,377,815
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Total Increase (Decrease) in Net Assets....     904,822    1,572,560      932,923      167,956    1,684,385      2,494,944
NET ASSETS
  Beginning of Year.............................   7,163,467    5,590,907   11,680,262   11,512,306   13,275,774     10,780,830
                                                 -----------  -----------  -----------  -----------   -----------   -----------
  End of Year................................... $ 8,068,289  $ 7,163,467  $12,613,185  $11,680,262  $14,960,159    $13,275,774
                                                 ===========  ===========  ===========  ===========   ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................      99,453      127,780       94,286       73,971      221,794        230,659
  Shares Issued in Lieu of Cash Distributions...      18,127       14,559       17,740       15,227       22,712         13,516
  Shares Redeemed...............................     (70,370)     (51,364)     (79,957)     (57,511)    (154,875)      (111,260)
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................      47,210       90,975       32,069       31,688       89,631        132,915
                                                 ===========  ===========  ===========  ===========   ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)........................................ $     1,417  $     8,044  $    (1,771) $     6,188  $    33,644    $    21,625

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                       U.S. CORE EQUITY 2 PORTFOLIO U.S. VECTOR EQUITY PORTFOLIO U.S. SMALL CAP PORTFOLIO
                                       ---------------------------  ---------------------------  ------------------------
                                           YEAR           YEAR         YEAR           YEAR           YEAR         YEAR
                                          ENDED          ENDED        ENDED          ENDED          ENDED        ENDED
                                         OCT. 31,       OCT. 31,     OCT. 31,       OCT. 31,       OCT. 31,     OCT. 31,
                                           2016           2015         2016           2015           2016         2015
                                        -----------   -----------    ----------     ----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........ $   293,351    $   239,037   $   59,961     $   54,509    $   135,557  $   112,326
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.......     110,911        305,920      103,375        127,309        362,082      532,485
    Futures...........................      16,424          1,793        3,911           (811)        18,220           --
    In-Kind Redemptions...............          --             --           --             --             --       28,254
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.............     180,375       (307,072)     (37,035)      (193,154)        11,454     (457,527)
    Futures...........................      (3,630)            --         (835)            --         (4,290)          --
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations......................     597,431        239,678      129,377        (12,147)       523,023      215,538
                                        -----------   -----------    ----------     ----------   -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares........    (281,321)      (228,075)     (59,624)       (51,799)      (133,998)    (105,110)
  Net Short-Term Gains:
    Institutional Class Shares........          --             --           --             --         (1,951)          --
  Net Long-Term Gains:
    Institutional Class Shares........    (296,061)       (89,857)    (119,588)      (109,045)      (503,176)    (268,312)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Total Distributions..............    (577,382)      (317,932)    (179,212)      (160,844)      (639,125)    (373,422)
                                        -----------   -----------    ----------     ----------   -----------  -----------
Capital Share Transactions (1):
  Shares Issued.......................   3,614,827      4,082,819      802,042        848,464      3,878,897    2,815,856
  Shares Issued in Lieu of Cash
   Distributions......................     569,820        313,194      177,958        159,804        601,644      351,264
  Shares Redeemed.....................  (2,554,214)    (2,036,371)    (759,047)      (685,067)    (2,003,782)  (1,640,410)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) from
      Capital Share
      Transactions....................   1,630,433      2,359,642      220,953        323,201      2,476,759    1,526,710
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Total Increase (Decrease) in
      Net Assets......................   1,650,482      2,281,388      171,118        150,210      2,360,657    1,368,826
NET ASSETS
  Beginning of Year...................  15,200,564     12,919,176    3,651,529      3,501,319     10,616,542    9,247,716
                                        -----------   -----------    ----------     ----------   -----------  -----------
  End of Year......................... $16,851,046    $15,200,564   $3,822,647     $3,651,529    $12,977,199  $10,616,542
                                        ===========   ===========    ==========     ==========   ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.......................     220,326        234,298       53,015         51,015        133,904       90,041
  Shares Issued in Lieu of Cash
   Distributions......................      34,541         18,413       11,617         10,033         20,883       11,800
  Shares Redeemed.....................    (155,064)      (116,908)     (49,773)       (41,495)       (68,437)     (52,277)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed........................      99,803        135,803       14,859         19,553         86,350       49,563
                                        ===========   ===========    ==========     ==========   ===========  ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)............ $    26,714    $    25,434   $      150     $    4,454    $     2,738  $     7,767

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                         DFA REAL ESTATE SECURITIES LARGE CAP INTERNATIONAL
                                                U.S. MICRO CAP PORTFOLIO         PORTFOLIO                 PORTFOLIO
                                                ----------------------   ------------------------   ----------------------
                                                   YEAR         YEAR         YEAR          YEAR        YEAR        YEAR
                                                  ENDED        ENDED        ENDED         ENDED       ENDED       ENDED
                                                 OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,    OCT. 31,
                                                   2016         2015         2016          2015        2016        2015
                                                ----------   ----------  -----------   -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $   43,562   $   41,868  $   221,443   $   187,615  $   95,056  $   86,418
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................    265,995      283,555       90,717       119,527      40,972     (50,887)
    Futures....................................      4,507       (2,258)       6,786            --       2,587         769
    Foreign Currency Transactions..............         --           --           --            --        (670)       (528)
    Forward Currency Contracts.................         --           --           --            --          (1)         --
    In-Kind Redemptions........................         --       12,861           --       258,319          --      33,199
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    (93,832)    (281,159)     133,266      (219,248)   (163,381)   (155,643)
    Futures....................................     (1,662)          --       (1,518)           --        (870)         --
    Translation of Foreign Currency
     Denominated Amounts.......................         --           --           --            --        (284)        142
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    218,570       54,867      450,694       346,213     (26,591)    (86,530)
                                                ----------   ----------  -----------   -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (43,417)     (39,933)    (199,996)     (220,092)    (92,122)    (85,101)
  Net Long-Term Gains:
    Institutional Class Shares.................   (267,818)    (278,652)          --            --          --          --
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Total Distributions.......................   (311,235)    (318,585)    (199,996)     (220,092)    (92,122)    (85,101)
                                                ----------   ----------  -----------   -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................    728,237      657,708    1,324,786     1,268,079   1,137,696   1,019,845
  Shares Issued in Lieu of Cash
   Distributions...............................    288,388      296,069      180,508       216,090      81,307      76,483
  Shares Redeemed..............................   (802,728)    (711,995)  (1,049,004)   (1,664,857)   (722,849)   (902,210)
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    213,897      241,782      456,290      (180,688)    496,154     194,118
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................    121,232      (21,936)     706,988       (54,567)    377,441      22,487
NET ASSETS
  Beginning of Year............................  5,007,091    5,029,027    6,553,192     6,607,759   3,150,334   3,127,847
                                                ----------   ----------  -----------   -----------  ----------  ----------
  End of Year.................................. $5,128,323   $5,007,091  $ 7,260,180   $ 6,553,192  $3,527,775  $3,150,334
                                                ==========   ==========  ===========   ===========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................     41,740       33,975       38,318        38,538      59,417      48,288
  Shares Issued in Lieu of Cash
   Distributions...............................     16,256       16,153        5,269         6,758       4,282       3,639
  Shares Redeemed..............................    (45,482)     (36,869)     (30,405)      (51,930)    (37,696)    (42,081)
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     12,514       13,259       13,182        (6,634)     26,003       9,846
                                                ==========   ==========  ===========   ===========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................ $    1,818   $    2,845  $    39,022   $      (120) $   11,729  $    8,542

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                               INTERNATIONAL CORE EQUITY    INTERNATIONAL SMALL    JAPANESE SMALL COMPANY
                                                       PORTFOLIO             COMPANY PORTFOLIO          PORTFOLIO
                                               ------------------------  ------------------------  ---------------------
                                                   YEAR         YEAR         YEAR         YEAR       YEAR        YEAR
                                                  ENDED        ENDED        ENDED        ENDED      ENDED       ENDED
                                                 OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,   OCT. 31,    OCT. 31,
                                                   2016         2015         2016         2015       2016        2015
                                               -----------  -----------  -----------  -----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................ $   431,691  $   354,330  $   238,233  $   208,124  $  7,013   $   6,024
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............     (84,212)       4,776      261,664      376,613    20,065      12,888
    Futures...................................      19,275           --       17,796       (4,583)       --          --
    Foreign Currency Transactions.............         (72)      (2,904)         673       (2,876)      326        (355)
    Forward Currency Contracts................          (3)          --           --           --        --          --
    In-Kind Redemptions.......................          --      163,544           --           --        --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.................................      (7,083)    (679,030)      13,423     (293,604)   33,546      20,984
    Futures...................................      (2,948)          --       (2,771)         (22)       --          --
    Translation of Foreign Currency
     Denominated Amounts......................      (1,251)         330         (814)         344      (100)         68
                                               -----------  -----------  -----------  -----------  --------   ---------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................     355,397     (158,954)     528,204      283,996    60,850      39,609
                                               -----------  -----------  -----------  -----------  --------   ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares................    (387,589)    (367,607)    (283,791)    (208,535)   (6,534)     (7,758)
  Net Short-Term Gains:
    Institutional Class Shares................          --           --           --      (27,069)       --          --
  Net Long-Term Gains:
    Institutional Class Shares................          --           --     (207,859)    (250,320)       --          --
                                               -----------  -----------  -----------  -----------  --------   ---------
     Total Distributions......................    (387,589)    (367,607)    (491,650)    (485,924)   (6,534)     (7,758)
                                               -----------  -----------  -----------  -----------  --------   ---------
Capital Share Transactions (1):
  Shares Issued...............................   5,576,571    5,383,645    2,126,348    1,961,417    50,775      20,159
  Shares Issued in Lieu of Cash
   Distributions..............................     367,352      349,000      473,837      472,853     6,058       7,251
  Shares Redeemed.............................  (3,349,288)  (3,080,058)  (1,572,870)  (1,753,367)  (65,733)   (103,454)
                                               -----------  -----------  -----------  -----------  --------   ---------
     Net Increase (Decrease) from Capital
      Share Transactions......................   2,594,635    2,652,587    1,027,315      680,903    (8,900)    (76,044)
                                               -----------  -----------  -----------  -----------  --------   ---------
     Total Increase (Decrease) in Net
      Assets..................................   2,562,443    2,126,026    1,063,869      478,975    45,416     (44,193)
NET ASSETS
  Beginning of Year...........................  14,420,568   12,294,542    9,323,492    8,844,517   463,997     508,190
                                               -----------  -----------  -----------  -----------  --------   ---------
  End of Year................................. $16,983,011  $14,420,568  $10,387,361  $ 9,323,492  $509,413   $ 463,997
                                               ===========  ===========  ===========  ===========  ========   =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...............................     500,176      449,331      124,163      110,551     2,413       1,017
  Shares Issued in Lieu of Cash
   Distributions..............................      33,144       29,177       27,874       28,178       298         406
  Shares Redeemed.............................    (300,515)    (256,979)     (92,160)     (99,058)   (3,255)     (5,278)
                                               -----------  -----------  -----------  -----------  --------   ---------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.....................     232,805      221,528       59,877       39,671      (544)     (3,855)
                                               ===========  ===========  ===========  ===========  ========   =========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)........................... $    49,229  $    17,301  $   (18,870) $    34,648  $  2,402   $   1,497

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                ASIA PACIFIC SMALL COMPANY UNITED KINGDOM SMALL CONTINENTAL SMALL COMPANY
                                                     PORTFOLIO             COMPANY PORTFOLIO         PORTFOLIO
                                                -------------------------  -------------------  ------------------------
                                                  YEAR          YEAR         YEAR       YEAR      YEAR         YEAR
                                                 ENDED         ENDED        ENDED      ENDED     ENDED        ENDED
                                                OCT. 31,      OCT. 31,     OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,
                                                  2016          2015         2016       2015      2016         2015
                                                --------      ---------    --------   --------  --------     --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $  8,007     $   9,355     $  1,302   $ 1,058   $  6,325     $  4,880
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................   (4,191)       (2,042)       2,090     2,661      6,536        7,314
    Futures....................................       --            --           --        --         50         (267)
    Foreign Currency Transactions..............       49          (202)         (25)        3        (31)         (64)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   30,333       (43,082)      (8,433)     (569)     5,988        7,186
    Futures....................................       --            --           --        --          2            3
    Translation of Foreign Currency
     Denominated Amounts.......................        4            (3)          (2)        1         (3)          (4)
                                                 --------     ---------    --------   -------    --------     --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   34,202       (35,974)      (5,068)    3,154     18,867       19,048
                                                 --------     ---------    --------   -------    --------     --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................   (7,760)      (16,487)      (1,389)   (1,011)    (6,377)      (4,771)
  Net Short-Term Gains:
    Institutional Class Shares.................       --            --           --       (57)        --           --
  Net Long-Term Gains:
    Institutional Class Shares.................       --            --       (1,632)   (2,151)        --           --
                                                 --------     ---------    --------   -------    --------     --------
     Total Distributions.......................   (7,760)      (16,487)      (3,021)   (3,219)    (6,377)      (4,771)
                                                 --------     ---------    --------   -------    --------     --------
Capital Share Transactions (1):
  Shares Issued................................   30,200        13,081       12,964     4,028     68,569      112,313
  Shares Issued in Lieu of Cash Distributions..    6,990        15,524        2,476     2,521      4,981        4,167
  Shares Redeemed..............................  (12,327)     (139,991)     (10,665)   (5,897)   (71,947)     (21,694)
                                                 --------     ---------    --------   -------    --------     --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................   24,863      (111,386)       4,775       652      1,603       94,786
                                                 --------     ---------    --------   -------    --------     --------
     Total Increase (Decrease) in Net
      Assets...................................   51,305      (163,847)      (3,314)      587     14,093      109,063
NET ASSETS
  Beginning of Year............................  200,270       364,117       35,637    35,050    278,024      168,961
                                                 --------     ---------    --------   -------    --------     --------
  End of Year.................................. $251,575     $ 200,270     $ 32,323   $35,637   $292,117     $278,024
                                                 ========     =========    ========   =======    ========     ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................    1,570           643          473       117      3,363        5,532
  Shares Issued in Lieu of Cash Distributions..      387           792           78        78        249          199
  Shares Redeemed..............................     (637)       (6,841)        (367)     (167)    (3,414)      (1,061)
                                                 --------     ---------    --------   -------    --------     --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................    1,320        (5,406)         184        28        198        4,670
                                                 ========     =========    ========   =======    ========     ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)....................................... $    511     $      83     $    199   $   207   $    227     $    248

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                         DFA INTERNATIONAL REAL      DFA GLOBAL REAL ESTATE   DFA INTERNATIONAL SMALL
                                         ESTATE SECURITIES PORTFOLIO  SECURITIES PORTFOLIO      CAP VALUE PORTFOLIO
                                         --------------------------  ----------------------  ------------------------
                                            YEAR          YEAR          YEAR        YEAR         YEAR         YEAR
                                           ENDED         ENDED         ENDED       ENDED        ENDED        ENDED
                                          OCT. 31,      OCT. 31,      OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                            2016          2015          2016        2015         2016         2015
                                          ----------    ----------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......... $  143,130    $  119,980    $  110,990  $  154,237  $   294,075  $   239,388
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........     (1,596)      (17,379)       14,561        (188)     414,975      203,049
    Affiliated Investment Companies
     Shares Sold........................         --            --            --      (1,351)          --           --
    Futures.............................      4,432            --           757          --       29,217       (5,555)
    Foreign Currency
     Transactions.......................        540        (1,791)            7          --        7,305       (4,926)
    Forward Currency Contracts..........         48            --            --          --           27           --
    In-Kind Redemptions.................         --            --            --          --       29,398      193,547
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency...................   (118,705)     (116,739)       61,152     (43,036)    (242,603)    (244,703)
    Affiliated Investment Companies
     Shares.............................         --            --            --     (78,977)          --           --
    Futures.............................       (304)           --            --          --       (3,458)          --
    Translation of Foreign Currency
     Denominated Amounts................       (367)          284            --          --       (1,796)       1,015
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................     27,178       (15,645)      187,467     117,133      527,140      381,815
                                          ----------    ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..........    (60,576)     (182,724)      (97,767)   (124,281)    (381,199)    (224,376)
  Net Long-Term Gains:
    Institutional Class Shares..........         --            --            --          --     (182,540)    (207,080)
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Total Distributions................    (60,576)     (182,724)      (97,767)   (124,281)    (563,739)    (431,456)
                                          ----------    ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................  1,062,437       886,775     1,524,272   1,347,820    2,066,905    2,629,814
  Shares Issued in Lieu of Cash
   Distributions........................     60,055       181,249        93,708     121,908      508,968      392,052
  Shares Redeemed.......................   (447,563)     (417,939)     (878,641)   (708,136)  (2,107,120)  (2,079,421)
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share
      Transactions......................    674,929       650,085       739,339     761,592      468,753      942,445
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Total Increase (Decrease) in
      Net Assets........................    641,531       451,716       829,039     754,444      432,154      892,804
NET ASSETS
  Beginning of Year.....................  3,540,092     3,088,376     4,059,916   3,305,472   12,577,575   11,684,771
                                          ----------    ----------   ----------  ----------  -----------  -----------
  End of Year........................... $4,181,623    $3,540,092    $4,888,955  $4,059,916  $13,009,729  $12,577,575
                                          ==========    ==========   ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................    201,532       166,717       139,784     127,842      113,522      135,446
  Shares Issued in Lieu of Cash
   Distributions........................     12,306        34,991         9,151      11,884       28,063       21,362
  Shares Redeemed.......................    (85,422)      (79,211)      (81,345)    (67,340)    (115,085)    (107,415)
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed..........................    128,416       122,497        67,590      72,386       26,500       49,393
                                          ==========    ==========   ==========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME).............. $ (148,335)   $ (221,598)   $   61,223  $   50,527  $   (39,951) $    44,763

----------
* Net of foreign capital gain taxes withheld of $92, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                          INTERNATIONAL VECTOR EQUITY WORLD EX U.S. VALUE WORLD EX U.S. TARGETED
                                                                 PORTFOLIO                 PORTFOLIO         VALUE PORTFOLIO
                                                          --------------------------  ------------------  --------------------
                                                             YEAR          YEAR         YEAR      YEAR       YEAR        YEAR
                                                            ENDED         ENDED        ENDED     ENDED      ENDED       ENDED
                                                           OCT. 31,      OCT. 31,     OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,
                                                             2016          2015         2016      2015       2016        2015
                                                           ----------    ----------   --------  --------  ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........................... $   46,551    $   37,987    $  5,412  $  3,484  $   5,264   $   3,960
  Capital Gain Distributions Received from Affiliated
   Investment Companies..................................         --            --         256       169         --       1,932
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........................      4,157         5,992      (2,948)       --      6,843        (356)
    Affiliated Investment Companies Shares Sold..........         --            --          --     1,061         --     (13,958)
    Futures..............................................        182            --         112        --         --        (347)
    Foreign Currency Transactions........................        127          (490)         85       (65)       124        (169)
    Forward Currency Contracts...........................        (44)           --          --        --          8          --
    In-Kind Redemptions..................................         --        10,623          --        --         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........     16,206       (79,483)      7,285   (16,458)     5,177       8,649
    Affiliated Investment Companies Shares...............         --            --         148        --         --      (6,911)
    Futures..............................................         --            --         (19)       --         --          --
    Translation of Foreign Currency Denominated
     Amounts.............................................       (165)           54         (11)        7        (20)         (2)
                                                           ----------    ----------   --------  --------  ---------   ---------
     Net Increase (Decrease) in Net Assets Resulting
      from Operations....................................     67,014       (25,317)     10,320   (11,802)    17,396      (7,202)
                                                           ----------    ----------   --------  --------  ---------   ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares...........................    (43,651)      (36,861)     (5,358)   (3,283)    (4,374)     (3,896)
  Net Short-Term Gains:
    Institutional Class Shares...........................         --        (1,236)         --        --         --          --
  Net Long-Term Gains:
    Institutional Class Shares...........................     (5,716)      (10,949)         --        --         --        (408)
                                                           ----------    ----------   --------  --------  ---------   ---------
     Total Distributions.................................    (49,367)      (49,046)     (5,358)   (3,283)    (4,374)     (4,304)
                                                           ----------    ----------   --------  --------  ---------   ---------
Capital Share Transactions (1):
  Shares Issued..........................................    688,513       757,055      47,689    65,656    164,346     204,717
  Shares Issued in Lieu of Cash Distributions............     48,918        48,618       5,353     3,281      4,371       4,301
  Shares Redeemed........................................   (493,518)     (441,949)    (25,151)  (12,502)  (128,258)   (120,877)
                                                           ----------    ----------   --------  --------  ---------   ---------
     Net Increase (Decrease) from Capital Share
      Transactions.......................................    243,913       363,724      27,891    56,435     40,459      88,141
                                                           ----------    ----------   --------  --------  ---------   ---------
     Total Increase (Decrease) in Net Assets.............    261,560       289,361      32,853    41,350     53,481      76,635
NET ASSETS
  Beginning of Period....................................  1,594,914     1,305,553     155,301   113,951    227,731     151,096
                                                           ----------    ----------   --------  --------  ---------   ---------
  End of Period.......................................... $1,856,474    $1,594,914    $188,154  $155,301  $ 281,212   $ 227,731
                                                           ==========    ==========   ========  ========  =========   =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued..........................................     68,056        68,272       5,184     6,010     15,218      17,665
  Shares Issued in Lieu of Cash Distributions............      4,797         4,463         562       303        392         377
  Shares Redeemed........................................    (48,877)      (40,404)     (2,605)   (1,167)   (12,154)    (10,646)
                                                           ----------    ----------   --------  --------  ---------   ---------
     Net Increase (Decrease) from Shares Issued and
      Redeemed...........................................     23,976        32,331       3,141     5,146      3,456       7,396
                                                           ==========    ==========   ========  ========  =========   =========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS
 IN EXCESS OF NET INVESTMENT INCOME)..................... $    4,967    $    3,889    $    737  $    517  $     882   $      10

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                             WORLD EX U.S. CORE EQUITY                             SELECTIVELY HEDGED GLOBAL
                                                    PORTFOLIO          WORLD CORE EQUITY PORTFOLIO  EQUITY PORTFOLIO
                                             ------------------------  --------------------------  ------------------------
                                                YEAR         YEAR        YEAR          YEAR          YEAR         YEAR
                                               ENDED        ENDED       ENDED         ENDED         ENDED        ENDED
                                              OCT. 31,     OCT. 31,    OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                                                2016         2015        2016          2015          2016         2015
                                             ----------   ----------   --------      --------      --------     --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............. $   37,861   $   19,993   $  5,949      $  2,788      $  5,406     $  3,745
  Capital Gain Distributions Received from
   Affiliated Investment Companies..........         --           --      1,313           171         2,164          469
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............     (2,134)         534     (2,896)           --          (989)          --
   Affiliated Investment Companies
    Shares Sold.............................         --       (9,894)        --          (905)           --         (251)
   Futures..................................       (629)         171         --            --         1,760         (402)
   Foreign Currency Transactions............        189         (238)        --            --            --        3,159
   Forward Currency Contracts...............         --           --         --            --           371           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................     47,901      (56,453)        --            --            --           --
   Affiliated Investment Companies
    Shares..................................         --        2,100      9,340        (4,000)        6,150       (9,320)
   Futures..................................         --           --         --            --        (1,100)         701
   Translation of Foreign Currency
    Denominated Amounts.....................       (103)         (13)        --            --            --         (530)
   Forward Currency Contracts...............         --           --         --            --           541           --
                                             ----------   ----------     --------      --------     --------     --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................     83,085      (43,800)    13,706        (1,946)       14,303       (2,429)
                                             ----------   ----------     --------      --------     --------     --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............    (36,005)     (15,824)    (5,800)       (2,667)       (6,333)      (4,603)
  Net Short-Term Gains:
   Institutional Class Shares...............         --           --         --           (12)         (115)        (365)
  Net Long-Term Gains:
   Institutional Class Shares...............         --           --       (132)         (232)         (620)      (1,915)
                                             ----------   ----------     --------      --------     --------     --------
    Total Distributions.....................    (36,005)     (15,824)    (5,932)       (2,911)       (7,068)      (6,883)
                                             ----------   ----------     --------      --------     --------     --------
Capital Share Transactions (1):
  Shares Issued.............................    729,178      946,814    189,580       143,661        77,521      130,229
  Shares Issued in Lieu of Cash
   Distributions............................     34,930       15,654      5,702         2,860         7,066        6,883
  Shares Redeemed...........................   (325,571)    (138,664)   (35,482)      (14,716)      (47,024)     (29,970)
                                             ----------   ----------     --------      --------     --------     --------
    Net Increase (Decrease) from Capital
     Share Transactions.....................    438,537      823,804    159,800       131,805        37,563      107,142
                                             ----------   ----------     --------      --------     --------     --------
    Total Increase (Decrease) in Net
     Assets.................................    485,617      764,180    167,574       126,948        44,798       97,830
NET ASSETS
  Beginning of Period.......................  1,170,828      406,648    202,655        75,707       245,106      147,276
                                             ----------   ----------     --------      --------     --------     --------
  End of Period............................. $1,656,445   $1,170,828   $370,229      $202,655      $289,904     $245,106
                                             ==========   ==========     ========      ========     ========     ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................     78,713       92,639     14,944        10,926         6,131        9,466
  Shares Issued in Lieu of Cash
   Distributions............................      3,690        1,533        451           220           552          532
  Shares Redeemed...........................    (34,710)     (13,850)    (2,883)       (1,167)       (3,623)      (2,213)
                                             ----------   ----------     --------      --------     --------     --------
    Net Increase (Decrease) from
     Shares Issued and Redeemed.............     47,693       80,322     12,512         9,979         3,060        7,785
                                             ==========   ==========     ========      ========     ========     ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)......................... $    4,174   $    3,451   $    205      $    121      $  4,245     $  5,058

                                             EMERGING MARKETS PORTFOLIO
                                             ------------------------
                                                 YEAR          YEAR
                                                ENDED         ENDED
                                               OCT. 31,      OCT. 31,
                                                 2016          2015
                                             -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............. $    90,681   $    82,136
  Capital Gain Distributions Received from
   Affiliated Investment Companies..........          --            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............    (105,635)      (98,317)
   Affiliated Investment Companies
    Shares Sold.............................          --            --
   Futures..................................       5,655         2,417
   Foreign Currency Transactions............         955        (2,155)
   Forward Currency Contracts...............          --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................     506,131      (669,787)
   Affiliated Investment Companies
    Shares..................................          --            --
   Futures..................................        (263)            4
   Translation of Foreign Currency
    Denominated Amounts.....................         204           (93)
   Forward Currency Contracts...............          --            --
                                             -----------   -----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................     497,728      (685,795)
                                             -----------   -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............     (89,527)      (73,891)
  Net Short-Term Gains:
   Institutional Class Shares...............          --            --
  Net Long-Term Gains:
   Institutional Class Shares...............          --            --
                                             -----------   -----------
    Total Distributions.....................     (89,527)      (73,891)
                                             -----------   -----------
Capital Share Transactions (1):
  Shares Issued.............................   1,428,054     2,348,904
  Shares Issued in Lieu of Cash
   Distributions............................      83,981        68,708
  Shares Redeemed...........................  (1,326,366)   (1,410,094)
                                             -----------   -----------
    Net Increase (Decrease) from Capital
     Share Transactions.....................     185,669     1,007,518
                                             -----------   -----------
    Total Increase (Decrease) in Net
     Assets.................................     593,870       247,832
NET ASSETS
  Beginning of Period.......................   4,321,530     4,073,698
                                             -----------   -----------
  End of Period............................. $ 4,915,400   $ 4,321,530
                                             ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................      67,596        98,569
  Shares Issued in Lieu of Cash
   Distributions............................       3,805         3,055
  Shares Redeemed...........................     (62,542)      (59,625)
                                             -----------   -----------
    Net Increase (Decrease) from
     Shares Issued and Redeemed.............       8,859        41,999
                                             ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)......................... $     3,519   $     5,762

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   EMERGING MARKETS SMALL   EMERGING MARKETS VALUE     EMERGING MARKETS CORE
                                                        CAP PORTFOLIO              PORTFOLIO             EQUITY PORTFOLIO
                                                   ----------------------  ------------------------  ------------------------
                                                      YEAR        YEAR         YEAR         YEAR         YEAR         YEAR
                                                     ENDED       ENDED        ENDED        ENDED        ENDED        ENDED
                                                    OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                      2016        2015         2016         2015         2016         2015
                                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................... $  120,203  $  109,144  $   342,874  $   362,517  $   351,450  $   324,860
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................    141,742      46,152      (77,435)    (409,296)    (342,991)    (327,586)
   Futures........................................      4,016          --       11,373           --       30,116           --
   Foreign Currency Transactions..................        338      (4,493)       3,728       (7,810)        (539)      (8,472)
   In-Kind Redemptions............................         --          --           --           --           --       29,647
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency......................................    394,050    (681,504)   1,954,176   (3,279,764)   2,038,618   (2,517,402)
   Futures........................................        286          --         (391)          --       (3,447)          --
   Translation of Foreign Currency Denominated
    Amounts.......................................        579        (237)          46          107          726         (300)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................    661,214    (530,938)   2,234,371   (3,334,246)   2,073,933   (2,499,253)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares................................         --          --       (2,365)      (1,822)          --           --
   Institutional Class Shares.....................   (124,387)    (99,603)    (436,707)    (349,391)    (349,434)    (304,141)
  Net Short-Term Gains:
   Institutional Class Shares.....................         --      (3,364)          --           --           --           --
  Net Long-Term Gains:
   Institutional Class Shares.....................    (36,697)    (88,636)          --           --           --           --
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Total Distributions...........................   (161,084)   (191,603)    (439,072)    (351,213)    (349,434)    (304,141)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...................................    913,984   1,309,981    2,821,337    3,635,785    6,091,963    6,175,578
  Shares Issued in Lieu of Cash Distributions.....    151,141     180,085      416,149      332,144      328,562      282,610
  Shares Redeemed.................................   (950,920)   (782,954)  (3,539,505)  (4,119,848)  (4,288,936)  (4,525,463)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................    114,205     707,112     (302,019)    (151,919)   2,131,589    1,932,725
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.......    614,335     (15,429)   1,493,280   (3,837,378)   3,856,088     (870,669)
NET ASSETS
  Beginning of Year...............................  4,845,174   4,860,603   14,908,964   18,746,342   14,856,878   15,727,547
                                                   ----------  ----------  -----------  -----------  -----------  -----------
  End of Year..................................... $5,459,509  $4,845,174  $16,402,244  $14,908,964  $18,712,966  $14,856,878
                                                   ==========  ==========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................     49,652      65,569      133,176      147,429      379,414      339,318
  Shares Issued in Lieu of Cash Distributions.....      8,492       9,583       19,311       14,339       19,496       16,465
  Shares Redeemed.................................    (52,089)    (40,423)    (163,363)    (164,669)    (265,600)    (255,411)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed..........................      6,055      34,729      (10,876)      (2,901)     133,310      100,372
                                                   ==========  ==========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME).......................................... $   12,479  $   14,068  $   (49,300) $    24,502  $    11,774  $    17,752

----------
* Net of foreign capital gain taxes withheld of $68, $0, $144, $0, $53 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                         ------------------------------------------------

                                           YEAR      YEAR      YEAR      YEAR      YEAR
                                          ENDED     ENDED     ENDED     ENDED     ENDED
                                         OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                           2016      2015      2014      2013      2012
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.... $  12.54  $  13.65  $  11.70  $   9.29  $   8.15
                                         --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......     0.10      0.07      0.07      0.07      0.07
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............     0.45      0.53      1.94      2.42      1.20
                                         --------  --------  --------  --------  --------
   Total from Investment Operations.....     0.55      0.60      2.01      2.49      1.27
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................    (0.08)    (0.05)    (0.06)    (0.08)    (0.13)
 Net Realized Gains.....................    (0.79)    (1.66)       --        --        --
                                         --------  --------  --------  --------  --------
   Total Distributions..................    (0.87)    (1.71)    (0.06)    (0.08)    (0.13)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $  12.22  $  12.54  $  13.65  $  11.70  $   9.29
=======================================  ========  ========  ========  ========  ========
Total Return............................     4.75%     5.25%    17.18%    26.99%    15.84%
-------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $238,413  $203,641  $216,719  $212,840  $190,011
Ratio of Expenses to Average Net Assets.     0.23%     0.24%     0.23%     0.24%     0.25%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................     0.24%     0.24%     0.23%     0.24%     0.25%
Ratio of Net Investment Income to
 Average Net Assets.....................     0.80%     0.53%     0.55%     0.63%     0.80%
Portfolio Turnover Rate.................      119%      223%      202%      139%       76%
-------------------------------------------------------------------------------------------

                                                U.S. LARGE CAP EQUITY PORTFOLIO
                                         ---------------------------------------
                                                                           PERIOD
                                           YEAR      YEAR      YEAR       JUNE 25,
                                          ENDED     ENDED     ENDED      2013(A) TO
                                         OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,
                                           2016      2015      2014         2013
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.... $  12.86  $  12.65  $  11.07   $  10.00
                                         --------  --------  --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......     0.25      0.23      0.21       0.06
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............     0.19      0.21      1.57       1.04
                                         --------  --------  --------   --------
   Total from Investment Operations.....     0.44      0.44      1.78       1.10
---------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................    (0.24)    (0.21)    (0.20)     (0.03)
 Net Realized Gains.....................       --     (0.02)       --         --
                                         --------  --------  --------   --------
   Total Distributions..................    (0.24)    (0.23)    (0.20)     (0.03)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $  13.06  $  12.86  $  12.65   $  11.07
=======================================  ========  ========  ========  ==========
Total Return............................     3.51%     3.49%    16.19%     11.01%(D)
---------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $851,323  $699,144  $274,955   $135,407
Ratio of Expenses to Average Net Assets.     0.18%     0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................     0.17%     0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to
 Average Net Assets.....................     1.99%     1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate.................       12%       12%        1%         0%(D)
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     U.S. LARGE CAP VALUE PORTFOLIO
                                                                     ---------------------------------------------------
                                                                         YEAR         YEAR         YEAR         YEAR
                                                                        ENDED        ENDED        ENDED        ENDED
                                                                       OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                         2016         2015         2014         2013
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period................................ $     33.27  $     33.75  $     29.72  $     22.34
                                                                     -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...................................        0.70         0.69         0.56         0.47
 Net Gains (Losses) on Securities (Realized and Unrealized).........        0.71        (0.32)        4.02         7.38
                                                                     -----------  -----------  -----------  -----------
   Total from Investment Operations.................................        1.41         0.37         4.58         7.85
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..............................................       (0.70)       (0.66)       (0.55)       (0.47)
 Net Realized Gains.................................................       (1.35)       (0.19)          --           --
                                                                     -----------  -----------  -----------  -----------
   Total Distributions..............................................       (2.05)       (0.85)       (0.55)       (0.47)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...................................... $     32.63  $     33.27  $     33.75  $     29.72
===================================================================  ===========  ===========  ===========  ===========
Total Return........................................................        4.58%        1.16%       15.49%       35.52%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................... $17,673,253  $15,807,935  $15,146,981  $11,963,072
Ratio of Expenses to Average Net Assets (B).........................        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (B).......................................................        0.37%        0.30%        0.27%        0.27%
Ratio of Net Investment Income to Average Net Assets................        2.24%        2.04%        1.75%        1.82%
-------------------------------------------------------------------------------------------------------------------------

                                                                     -----------
                                                                        YEAR
                                                                       ENDED
                                                                      OCT. 31,
                                                                        2012
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period................................ $    19.29
                                                                     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...................................       0.41
 Net Gains (Losses) on Securities (Realized and Unrealized).........       3.04
                                                                     ----------
   Total from Investment Operations.................................       3.45
--------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..............................................      (0.40)
 Net Realized Gains.................................................         --
                                                                     ----------
   Total Distributions..............................................      (0.40)
--------------------------------------------------------------------------------
Net Asset Value, End of Period...................................... $    22.34
===================================================================  ==========
Total Return........................................................      18.14%
--------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................... $8,334,585
Ratio of Expenses to Average Net Assets (B).........................       0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (B).......................................................       0.27%
Ratio of Net Investment Income to Average Net Assets................       1.99%
--------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES
                                                                            --------------------------------------------
                                                                              YEAR     YEAR      YEAR     YEAR     YEAR
                                                                             ENDED    ENDED     ENDED    ENDED    ENDED
                                                                            OCT. 31, OCT. 31,  OCT. 31, OCT. 31, OCT. 31,
                                                                              2016     2015      2014     2013     2012
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year......................................... $ 21.58  $ 23.19   $ 22.63   $17.28  $ 15.32
                                                                            -------  -------   -------   ------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..........................................    0.24     0.26      0.18     0.27     0.15
 Net Gains (Losses) on Securities (Realized and Unrealized)................    0.60    (0.61)     1.86     6.28     2.06
                                                                            -------  -------   -------   ------  -------
   Total from Investment Operations........................................    0.84    (0.35)     2.04     6.55     2.21
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.....................................................   (0.27)   (0.25)    (0.16)   (0.22)   (0.13)
 Net Realized Gains........................................................   (0.89)   (1.01)    (1.32)   (0.98)   (0.12)
                                                                            -------  -------   -------   ------  -------
   Total Distributions.....................................................   (1.16)   (1.26)    (1.48)   (1.20)   (0.25)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................... $ 21.26  $ 21.58   $ 23.19   $22.63  $ 17.28
==========================================================================  ======== ========  ======== ======== ========
Total Return...............................................................    4.21%   (1.33)%    9.47%   40.39%   14.67%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................ $35,661  $40,159   $16,971   $9,470  $49,423
Ratio of Expenses to Average Net Assets....................................    0.47%    0.47%     0.47%    0.47%    0.48%
Ratio of Net Investment Income to Average Net Assets.......................    1.16%    1.15%     0.79%    1.42%    0.93%
Portfolio Turnover Rate....................................................      28%      15%       10%      16%      20%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES
                                                   ----------------------------------------------
                                                     YEAR       YEAR      YEAR     YEAR     YEAR
                                                    ENDED      ENDED     ENDED    ENDED    ENDED
                                                   OCT. 31,   OCT. 31,  OCT. 31, OCT. 31, OCT. 31,
                                                     2016       2015      2014     2013     2012
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $  21.51  $  23.12   $ 22.57  $ 17.26  $ 15.31
                                                   --------  --------   -------  -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................     0.20      0.23      0.15     0.19     0.13
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     0.60     (0.61)     1.84     6.31     2.05
                                                   --------  --------   -------  -------  -------
   Total from Investment Operations...............     0.80     (0.38)     1.99     6.50     2.18
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................    (0.26)    (0.22)    (0.12)   (0.21)   (0.11)
 Net Realized Gains...............................    (0.89)    (1.01)    (1.32)   (0.98)   (0.12)
                                                   --------  --------   -------  -------  -------
   Total Distributions............................    (1.15)    (1.23)    (1.44)   (1.19)   (0.23)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $  21.16  $  21.51   $ 23.12  $ 22.57  $ 17.26
=================================================  ========  ========   ======== ======== ========
Total Return......................................     4.04%    (1.49)%    9.30%   40.10%   14.46%
--------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $147,945  $135,412   $82,977  $23,305  $12,754
Ratio of Expenses to Average Net Assets...........     0.62%     0.63%     0.62%    0.62%    0.63%
Ratio of Net Investment Income to Average Net
 Assets...........................................     1.00%     1.02%     0.64%    0.95%    0.78%
Portfolio Turnover Rate...........................       28%       15%       10%      16%      20%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                   -----------------------------------------------------------
                                                      YEAR         YEAR        YEAR        YEAR        YEAR
                                                     ENDED        ENDED       ENDED       ENDED       ENDED
                                                    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                      2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $    21.56  $    23.16   $    22.60  $    17.28  $    15.32
                                                   ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.25        0.29         0.21        0.24        0.17
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.60       (0.61)        1.85        6.31        2.06
                                                   ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations...............       0.85       (0.32)        2.06        6.55        2.23
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.26)      (0.27)       (0.18)      (0.25)      (0.15)
 Net Realized Gains...............................      (0.89)      (1.01)       (1.32)      (0.98)      (0.12)
                                                   ----------  ----------   ----------  ----------  ----------
   Total Distributions............................      (1.15)      (1.28)       (1.50)      (1.23)      (0.27)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $    21.26  $    21.56   $    23.16  $    22.60  $    17.28
=================================================  ==========  ==========   ==========  ==========  ==========
Total Return......................................       4.29%      (1.20)%       9.58%      40.40%      14.78%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $7,884,683  $6,987,896   $5,490,959  $4,180,974  $2,989,632
Ratio of Expenses to Average Net Assets...........       0.37%       0.37%        0.37%       0.37%       0.38%
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.24%       1.28%        0.90%       1.25%       1.03%
Portfolio Turnover Rate...........................         28%         15%          10%         16%         20%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   U.S. SMALL CAP VALUE PORTFOLIO
                                                   --------------------------------------------------------------
                                                       YEAR         YEAR          YEAR        YEAR        YEAR
                                                      ENDED        ENDED         ENDED       ENDED       ENDED
                                                     OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,    OCT. 31,
                                                       2016         2015          2014        2013        2012
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $     33.08  $     35.82   $     34.48  $    26.57  $    23.50
                                                   -----------  -----------   -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................        0.32         0.41          0.23        0.39        0.20
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        1.06        (1.44)         2.93        9.41        3.38
                                                   -----------  -----------   -----------  ----------  ----------
   Total from Investment Operations...............        1.38        (1.03)         3.16        9.80        3.58
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................       (0.33)       (0.38)        (0.22)      (0.37)      (0.18)
 Net Realized Gains...............................       (1.38)       (1.33)        (1.60)      (1.52)      (0.33)
                                                   -----------  -----------   -----------  ----------  ----------
   Total Distributions............................       (1.71)       (1.71)        (1.82)      (1.89)      (0.51)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $     32.75  $     33.08   $     35.82  $    34.48  $    26.57
=================================================  ===========  ===========   ===========  ==========  ==========
Total Return......................................        4.49%       (2.83)%        9.49%      39.35%      15.60%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $12,613,185  $11,680,262   $11,512,306  $9,526,981  $7,088,470
Ratio of Expenses to Average Net Assets...........        0.52%        0.52%         0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net
 Assets...........................................        1.01%        1.18%         0.66%       1.28%       0.78%
Portfolio Turnover Rate...........................          19%          17%            9%         14%         15%
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              U.S. CORE EQUITY 1 PORTFOLIO
                                                             -------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR        YEAR        YEAR
                                                                ENDED        ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015         2014        2013        2012
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     17.90  $     17.71  $     15.74  $    12.11  $    10.78
                                                             -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.33         0.31         0.27        0.25        0.21
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.30         0.26         2.02        3.62        1.32
                                                             -----------  -----------  -----------  ----------  ----------
   Total from Investment Operations.........................        0.63         0.57         2.29        3.87        1.53
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.32)       (0.30)       (0.25)      (0.24)      (0.20)
 Net Realized Gains.........................................       (0.21)       (0.08)       (0.07)         --          --
                                                             -----------  -----------  -----------  ----------  ----------
   Total Distributions......................................       (0.53)       (0.38)       (0.32)      (0.24)      (0.20)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     18.00  $     17.90  $     17.71  $    15.74  $    12.11
===========================================================  ===========  ===========  ===========  ==========  ==========
Total Return................................................        3.68%        3.26%       14.72%      32.32%      14.29%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $14,960,159  $13,275,774  $10,780,830  $7,566,179  $4,876,973
Ratio of Expenses to Average Net Assets.....................        0.19%        0.19%        0.19%       0.19%       0.19%
Ratio of Net Investment Income to Average Net Assets........        1.88%        1.71%        1.61%       1.79%       1.79%
Portfolio Turnover Rate.....................................           4%           4%           5%          1%          3%
----------------------------------------------------------------------------------------------------------------------------

                                                                              U.S. CORE EQUITY 2 PORTFOLIO
                                                             -------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR        YEAR        YEAR
                                                                ENDED        ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015         2014        2013        2012
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     17.26  $     17.34  $     15.62  $    11.99  $    10.61
                                                             -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.31         0.30         0.26        0.24        0.20
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.25         0.02         1.86        3.73        1.36
                                                             -----------  -----------  -----------  ----------  ----------
   Total from Investment Operations.........................        0.56         0.32         2.12        3.97        1.56
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.30)       (0.28)       (0.24)      (0.24)      (0.18)
 Net Realized Gains.........................................       (0.33)       (0.12)       (0.16)      (0.10)         --
                                                             -----------  -----------  -----------  ----------  ----------
   Total Distributions......................................       (0.63)       (0.40)       (0.40)      (0.34)      (0.18)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     17.19  $     17.26  $     17.34  $    15.62  $    11.99
===========================================================  ===========  ===========  ===========  ==========  ==========
Total Return................................................        3.47%        1.92%       13.78%      33.66%      14.81%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $16,851,046  $15,200,564  $12,919,176  $9,989,564  $6,923,984
Ratio of Expenses to Average Net Assets.....................        0.22%        0.22%        0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets........        1.87%        1.68%        1.55%       1.74%       1.74%
Portfolio Turnover Rate.....................................           4%           5%           6%          3%          5%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                U.S. VECTOR EQUITY PORTFOLIO
                                -----------------------------------------------------------
                                   YEAR         YEAR        YEAR        YEAR        YEAR
                                  ENDED        ENDED       ENDED       ENDED       ENDED
                                 OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                   2016         2015        2014        2013        2012
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $    16.22  $    17.04   $    15.62  $    11.61  $    10.28
                                ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
   (Loss) (A)..................       0.25        0.25         0.21        0.20        0.16
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.24       (0.30)        1.62        4.03        1.32
                                ----------  ----------   ----------  ----------  ----------
   Total from Investment
    Operations.................       0.49       (0.05)        1.83        4.23        1.48
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.25)      (0.24)       (0.19)      (0.20)      (0.15)
 Net Realized Gains............      (0.53)      (0.53)       (0.22)      (0.02)         --
                                ----------  ----------   ----------  ----------  ----------
   Total Distributions.........      (0.78)      (0.77)       (0.41)      (0.22)      (0.15)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Year... $    15.93  $    16.22   $    17.04  $    15.62  $    11.61
=============================   ==========  ==========   ==========  ==========  ==========
Total Return...................       3.28%      (0.18)%      11.91%      36.80%      14.55%
--------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $3,822,647  $3,651,529   $3,501,319  $2,893,842  $2,009,177
Ratio of Expenses to Average
 Net Assets....................       0.32%       0.32%        0.32%       0.32%       0.32%
Ratio of Net Investment
 Income to Average Net Assets..       1.64%       1.50%        1.26%       1.50%       1.45%
Portfolio Turnover Rate........         10%         10%          10%          3%          9%
--------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               U.S. SMALL CAP PORTFOLIO
                                                             ------------------------------------------------------------
                                                                 YEAR         YEAR        YEAR        YEAR        YEAR
                                                                ENDED        ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     30.84  $     31.38  $    30.03  $    23.11  $    20.55
                                                             -----------  -----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
    (Loss) (A)..............................................        0.34         0.35        0.26        0.35        0.25
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.77         0.33        2.27        8.13        2.53
                                                             -----------  -----------  ----------  ----------  ----------
   Total from Investment Operations.........................        1.11         0.68        2.53        8.48        2.78
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.35)       (0.33)      (0.24)      (0.36)      (0.22)
 Net Realized Gains.........................................       (1.46)       (0.89)      (0.94)      (1.20)         --
                                                             -----------  -----------  ----------  ----------  ----------
   Total Distributions......................................       (1.81)       (1.22)      (1.18)      (1.56)      (0.22)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     30.14  $     30.84  $    31.38  $    30.03  $    23.11
===========================================================  ===========  ===========  ==========  ==========  ==========
Total Return................................................        3.89%        2.34%       8.67%      39.03%      13.61%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $12,977,199  $10,616,542  $9,247,716  $7,446,827  $4,563,345
Ratio of Expenses to Average Net Assets.....................        0.37%        0.37%       0.37%       0.37%       0.37%
Ratio of Net Investment Income to Average Net Assets........        1.16%        1.10%       0.86%       1.33%       1.14%
Portfolio Turnover Rate.....................................          10%          11%          9%         10%         16%
---------------------------------------------------------------------------------------------------------------------------

                                                                              U.S. MICRO CAP PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                2016        2015        2014        2013        2012
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    19.00  $    20.10  $    19.64  $    14.84  $    13.24
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
    (Loss) (A)..............................................       0.16        0.16        0.14        0.19        0.14
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.60        0.02        1.35        5.57        1.59
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       0.76        0.18        1.49        5.76        1.73
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.16)      (0.16)      (0.13)      (0.20)      (0.13)
 Net Realized Gains.........................................      (1.02)      (1.12)      (0.90)      (0.76)         --
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (1.18)      (1.28)      (1.03)      (0.96)      (0.13)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    18.58  $    19.00  $    20.10  $    19.64  $    14.84
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................       4.32%       1.11%       7.88%      41.34%      13.13%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $5,128,323  $5,007,091  $5,029,027  $4,695,831  $3,437,958
Ratio of Expenses to Average Net Assets.....................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets........       0.88%       0.82%       0.69%       1.16%       0.99%
Portfolio Turnover Rate.....................................         15%         14%         12%         11%         15%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        DFA REAL ESTATE SECURITIES PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                2016        2015        2014        2013        2012
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    33.04  $    32.24  $    27.77  $    25.83  $    23.25
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
    (Loss) (A)..............................................       1.09        0.90        0.72        0.67        0.57
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.18        0.95        4.62        1.95        2.74
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       2.27        1.85        5.34        2.62        3.31
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.99)      (1.05)      (0.87)      (0.68)      (0.73)
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.99)      (1.05)      (0.87)      (0.68)      (0.73)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    34.32  $    33.04  $    32.24  $    27.77  $    25.83
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................       6.89%       5.89%      19.80%      10.28%      14.45%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $7,260,180  $6,553,192  $6,607,759  $4,677,418  $3,716,389
Ratio of Expenses to Average Net Assets.....................       0.18%       0.18%       0.18%       0.18%       0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.19%       0.19%       0.19%       0.19%       0.23%
Ratio of Net Investment Income to Average Net Assets........       3.15%       2.75%       2.48%       2.42%       2.29%
Portfolio Turnover Rate.....................................          3%          4%          0%          1%          0%
-------------------------------------------------------------------------------------------------------------------------

                                                                           LARGE CAP INTERNATIONAL PORTFOLIO
                                                             ------------------------------------------------------------
                                                                 YEAR         YEAR        YEAR        YEAR        YEAR
                                                                ENDED        ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    20.36   $    21.59   $    22.20  $    18.33  $    17.91
                                                             ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
    (Loss) (A)..............................................       0.57         0.58         0.75        0.58        0.60
 Net Gains (Losses) on Securities (Realized and Unrealized).      (0.86)       (1.24)       (0.62)       3.90        0.40
                                                             ----------   ----------   ----------  ----------  ----------
   Total from Investment Operations.........................      (0.29)       (0.66)        0.13        4.48        1.00
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.55)       (0.57)       (0.74)      (0.61)      (0.58)
                                                             ----------   ----------   ----------  ----------  ----------
   Total Distributions......................................      (0.55)       (0.57)       (0.74)      (0.61)      (0.58)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    19.52   $    20.36   $    21.59  $    22.20  $    18.33
===========================================================  ==========   ==========   ==========  ==========  ==========
Total Return................................................      (1.30)%      (3.10)%       0.47%      24.85%       5.89%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $3,527,775   $3,150,334   $3,127,847  $2,755,114  $2,055,759
Ratio of Expenses to Average Net Assets.....................       0.28%        0.29%        0.28%       0.29%       0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.28%        0.29%        0.28%       0.29%       0.30%
Ratio of Net Investment Income to Average Net Assets........       2.95%        2.71%        3.35%       2.90%       3.38%
Portfolio Turnover Rate.....................................         10%          10%           4%          5%          4%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              INTERNATIONAL CORE EQUITY PORTFOLIO
                                ---------------------------------------------------------------
                                    YEAR         YEAR          YEAR         YEAR        YEAR
                                   ENDED        ENDED         ENDED        ENDED       ENDED
                                  OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,
                                    2016         2015          2014         2013        2012
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $     11.69  $     12.15   $     12.57   $    10.10  $     9.89
                                -----------  -----------   -----------   ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................        0.32         0.32          0.38         0.31        0.31
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       (0.15)       (0.45)        (0.43)        2.47        0.20
                                -----------  -----------   -----------   ----------  ----------
   Total from Investment
    Operations.................        0.17        (0.13)        (0.05)        2.78        0.51
------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.28)       (0.33)        (0.37)       (0.31)      (0.30)
                                -----------  -----------   -----------   ----------  ----------
   Total Distributions.........       (0.28)       (0.33)        (0.37)       (0.31)      (0.30)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Year... $     11.58  $     11.69   $     12.15   $    12.57  $    10.10
=============================   ===========  ===========   ===========   ==========  ==========
Total Return...................        1.62%       (1.10)%       (0.55)%      27.98%       5.49%
------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $16,983,011  $14,420,568   $12,294,542   $9,508,466  $6,482,738
Ratio of Expenses to Average
 Net Assets....................        0.38%        0.38%         0.38%        0.39%       0.40%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........        0.38%        0.38%         0.38%        0.39%       0.40%
Ratio of Net Investment
 Income to Average Net Assets..        2.83%        2.63%         3.01%        2.80%       3.18%
Portfolio Turnover Rate........           2%           4%            7%           3%          5%
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            INTERNATIONAL SMALL COMPANY PORTFOLIO
                                ------------------------------------------------------------
                                    YEAR        YEAR         YEAR        YEAR        YEAR
                                   ENDED       ENDED        ENDED       ENDED       ENDED
                                  OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                    2016        2015         2014        2013        2012
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $     17.78  $    18.24  $    19.40   $    15.28  $    15.21
                                -----------  ----------  ----------   ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................        0.43        0.41        0.42         0.42        0.38
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.48        0.12       (0.62)        4.16        0.39
                                -----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations.................        0.91        0.53       (0.20)        4.58        0.77
----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.51)      (0.42)      (0.42)       (0.37)      (0.42)
 Net Realized Gains............       (0.40)      (0.57)      (0.54)       (0.09)      (0.28)
                                -----------  ----------  ----------   ----------  ----------
   Total Distributions.........       (0.91)      (0.99)      (0.96)       (0.46)      (0.70)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year... $     17.78  $    17.78  $    18.24   $    19.40  $    15.28
=============================   ===========  ==========  ==========   ==========  ==========
Total Return...................        5.43%       3.30%      (1.09)%      30.66%       5.63%
----------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $10,387,361  $9,323,492  $8,844,517   $8,520,717  $6,423,160
Ratio of Expenses to Average
 Net Assets (B)................        0.53%       0.54%       0.53%        0.54%       0.56%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....        0.53%       0.54%       0.53%        0.54%       0.56%
Ratio of Net Investment
 Income to Average Net Assets..        2.47%       2.30%       2.15%        2.47%       2.58%
----------------------------------------------------------------------------------------------

                                        JAPANESE SMALL COMPANY PORTFOLIO
                                ------------------------------------------------
                                  YEAR      YEAR      YEAR      YEAR      YEAR
                                 ENDED     ENDED     ENDED     ENDED     ENDED
                                OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                  2016      2015      2014      2013      2012
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $  20.46  $  19.15  $  19.33  $  14.99  $  15.24
                                --------  --------  --------  --------  --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................     0.32      0.25      0.24      0.26      0.29
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     2.51      1.36      0.13      4.21     (0.26)
                                --------  --------  --------  --------  --------
   Total from Investment
    Operations.................     2.83      1.61      0.37      4.47      0.03
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........    (0.28)    (0.30)    (0.55)    (0.13)    (0.28)
 Net Realized Gains............       --        --        --        --        --
                                --------  --------  --------  --------  --------
   Total Distributions.........    (0.28)    (0.30)    (0.55)    (0.13)    (0.28)
---------------------------------------------------------------------------------
Net Asset Value, End of Year... $  23.01  $  20.46  $  19.15  $  19.33  $  14.99
=============================   ========  ========  ========  ========  ========
Total Return...................    14.04%     8.62%     2.00%    30.06%     0.20%
---------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $509,413  $463,997  $508,190  $414,132  $293,968
Ratio of Expenses to Average
 Net Assets (B)................     0.54%     0.54%     0.55%     0.56%     0.57%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....     0.64%     0.57%     0.55%     0.56%     0.57%
Ratio of Net Investment
 Income to Average Net Assets..     1.57%     1.27%     1.25%     1.51%     1.88%
---------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       ASIA PACIFIC SMALL COMPANY PORTFOLIO            UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                --------------------------------------------------  --------------------------------------------
                                  YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                                OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                  2016       2015       2014      2013      2012      2016      2015     2014     2013     2012
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $  19.06  $  22.88   $  24.82   $  23.22  $  23.04  $ 35.50   $ 35.92  $ 36.96  $ 27.81  $ 23.44
                                --------  --------   --------   --------  --------  -------   -------  -------  -------  -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................     0.71      0.75       0.83       1.01      0.87     1.18      1.06     0.95     0.88     0.69
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     2.24     (3.51)     (1.81)      1.37      0.58    (6.55)     1.95    (0.65)    9.17     4.47
                                --------  --------   --------   --------  --------  -------   -------  -------  -------  -------
   Total from Investment
    Operations.................     2.95     (2.76)     (0.98)      2.38      1.45    (5.37)     3.01     0.30    10.05     5.16
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........    (0.74)    (1.06)     (0.96)     (0.78)    (1.27)   (1.29)    (1.05)   (0.93)   (0.90)   (0.79)
 Net Realized Gains............       --        --         --         --        --    (1.63)    (2.38)   (0.41)      --       --
                                --------  --------   --------   --------  --------  -------   -------  -------  -------  -------
   Total Distributions.........    (0.74)    (1.06)     (0.96)     (0.78)    (1.27)   (2.92)    (3.43)   (1.34)   (0.90)   (0.79)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year... $  21.27  $  19.06   $  22.88   $  24.82  $  23.22  $ 27.21   $ 35.50  $ 35.92  $ 36.96  $ 27.81
=============================   ========  ========   ========   ========  ========  ========  ======== ======== ======== ========
Total Return...................    16.18%   (12.19)%    (3.84)%    10.46%     7.09%  (16.20)%    9.43%    0.73%   36.81%   22.82%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $251,575  $200,270   $364,117   $331,166  $238,191  $32,323   $35,637  $35,050  $37,096  $31,316
Ratio of Expenses to Average
 Net Assets (B)................     0.54%     0.55%      0.55%      0.57%     0.59%    0.59%     0.58%    0.58%    0.59%    0.60%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....     0.64%     0.57%      0.55%      0.57%     0.59%    0.71%     0.62%    0.62%    0.63%    0.63%
Ratio of Net Investment
 Income to Average Net Assets..     3.57%     3.67%      3.53%      4.26%     3.91%    3.87%     2.99%    2.50%    2.79%    2.83%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               CONTINENTAL SMALL COMPANY PORTFOLIO
                                 ------------------------------------------------------------
                                     YEAR         YEAR         YEAR         YEAR         YEAR
                                    ENDED        ENDED        ENDED        ENDED        ENDED
                                   OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                     2016         2015         2014         2013         2012
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year........................... $  20.74     $  19.34     $  20.26     $  14.51     $  14.66
                                 --------     --------     --------     --------     --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)...................     0.43         0.43         0.42         0.37         0.39
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)..................     0.72         1.38        (0.90)        5.78        (0.17)
                                 --------     --------     --------     --------     --------
   Total from Investment
    Operations..................     1.15         1.81        (0.48)        6.15         0.22
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..........    (0.41)       (0.41)       (0.44)       (0.40)       (0.37)
                                 --------     --------     --------     --------     --------
   Total Distributions..........    (0.41)       (0.41)       (0.44)       (0.40)       (0.37)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.... $  21.48     $  20.74     $  19.34     $  20.26     $  14.51
==============================   ========     ========     ========     ========     ========
Total Return....................     5.70%        9.37%       (2.68)%      42.99%        1.85%
--------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).................... $292,117     $278,024     $168,961     $170,806     $106,316
Ratio of Expenses to Average
 Net Assets.....................     0.54%(B)     0.55%(B)     0.56%(B)     0.58%(B)     0.59%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...............     0.64%(B)     0.58%(B)     0.56%(B)     0.58%(B)     0.59%(B)
Ratio of Net Investment Income
 to Average Net Assets..........     2.08%        2.09%        1.97%        2.16%        2.78%
Portfolio Turnover Rate.........      N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------

                                      DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                 -----------------------------------------------------------
                                    YEAR         YEAR        YEAR        YEAR        YEAR
                                   ENDED        ENDED       ENDED       ENDED       ENDED
                                  OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                    2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year........................... $     5.27  $     5.63   $     5.48  $     5.67  $     4.90
                                 ----------  ----------   ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)...................       0.20        0.19         0.22        0.22        0.27
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)..................      (0.15)      (0.22)        0.19        0.25        0.75
                                 ----------  ----------   ----------  ----------  ----------
   Total from Investment
    Operations..................       0.05       (0.03)        0.41        0.47        1.02
---------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..........      (0.09)      (0.33)       (0.26)      (0.66)      (0.25)
                                 ----------  ----------   ----------  ----------  ----------
   Total Distributions..........      (0.09)      (0.33)       (0.26)      (0.66)      (0.25)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Year.... $     5.23  $     5.27   $     5.63  $     5.48  $     5.67
==============================   ==========  ==========   ==========  ==========  ==========
Total Return....................       1.05%      (0.37)%       8.21%       9.24%      22.34%
---------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).................... $4,181,623  $3,540,092   $3,088,376  $2,158,977  $1,531,708
Ratio of Expenses to Average
 Net Assets.....................       0.28%       0.32%        0.38%       0.39%       0.41%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...............       0.28%       0.32%        0.38%       0.39%       0.41%
Ratio of Net Investment Income
 to Average Net Assets..........       3.71%       3.64%        4.14%       4.07%       5.45%
Portfolio Turnover Rate.........          1%          2%           1%          5%          3%
---------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                    ----------------------------------------------------------------------
                                                         YEAR           YEAR           YEAR           YEAR           YEAR
                                                        ENDED          ENDED          ENDED          ENDED          ENDED
                                                       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,
                                                         2016           2015           2014           2013           2012
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $    10.59     $    10.63     $     9.59     $     9.33     $     8.21
                                                    ----------     ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.27           0.44           0.31           0.49           0.29
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.23          (0.09)          1.05           0.37           1.07
                                                    ----------     ----------     ----------     ----------     ----------
   Total from Investment Operations................       0.50           0.35           1.36           0.86           1.36
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.25)         (0.39)         (0.32)         (0.60)         (0.24)
  Net Realized Gains...............................         --             --             --             --             --
                                                    ----------     ----------     ----------     ----------     ----------
   Total Distributions.............................      (0.25)         (0.39)         (0.32)         (0.60)         (0.24)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $    10.84     $    10.59     $    10.63     $     9.59     $     9.33
=================================================== ==========     ==========     ==========     ==========     ==========
Total Return.......................................       4.87%          3.44%         14.98%          9.74%         17.33%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $4,888,955     $4,059,916     $3,305,472     $2,082,707     $1,315,547
Ratio of Expenses to Average Net Assets............       0.24%(B)       0.27%(B)       0.32%(B)       0.32%(B)       0.34%(B)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor
 and Fees Paid Indirectly).........................       0.38%(B)       0.45%(B)       0.55%(B)       0.55%(B)       0.60%(B)
Ratio of Net Investment Income to Average Net
 Assets............................................       2.45%          4.16%          3.21%          5.18%          3.38%
Portfolio Turnover Rate............................          2%             1%           N/A            N/A            N/A
-------------------------------------------------------------------------------------------------------------------------------

                                                              DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                    --------------------------------------------------------------
                                                        YEAR         YEAR         YEAR         YEAR        YEAR
                                                       ENDED        ENDED        ENDED        ENDED       ENDED
                                                      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                        2016         2015         2014         2013        2012
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $     19.44  $     19.55  $     20.17  $     15.16  $    14.85
                                                    -----------  -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................        0.44         0.38         0.37         0.37        0.34
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................        0.29         0.22        (0.34)        5.21        0.61
                                                    -----------  -----------  -----------  -----------  ----------
   Total from Investment Operations................        0.73         0.60         0.03         5.58        0.95
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................       (0.58)       (0.37)       (0.35)       (0.36)      (0.36)
  Net Realized Gains...............................       (0.28)       (0.34)       (0.30)       (0.21)      (0.28)
                                                    -----------  -----------  -----------  -----------  ----------
   Total Distributions.............................       (0.86)       (0.71)       (0.65)       (0.57)      (0.64)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $     19.31  $     19.44  $     19.55  $     20.17  $    15.16
=================================================== ===========  ===========  ===========  ===========  ==========
Total Return.......................................        4.09%        3.31%        0.13%       37.79%       6.92%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $13,009,729  $12,577,575  $11,684,771  $11,148,899  $8,266,610
Ratio of Expenses to Average Net Assets............        0.68%        0.69%        0.68%        0.69%       0.71%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor
 and Fees Paid Indirectly).........................        0.68%        0.69%        0.68%        0.69%       0.71%
Ratio of Net Investment Income to Average Net
 Assets............................................        2.38%        1.94%        1.78%        2.16%       2.30%
Portfolio Turnover Rate............................          19%          18%           8%           9%         18%
-------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR         YEAR         YEAR        YEAR       YEAR
                                                               ENDED        ENDED        ENDED       ENDED      ENDED
                                                              OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                                                2016         2015         2014        2013       2012
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    10.76  $    11.26   $    11.75   $     9.33  $   9.34
                                                             ----------  ----------   ----------   ----------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.28        0.28         0.32         0.26      0.27
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.05       (0.41)       (0.43)        2.44      0.14
                                                             ----------  ----------   ----------   ----------  --------
   Total from Investment Operations.........................       0.33       (0.13)       (0.11)        2.70      0.41
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.27)      (0.27)       (0.30)       (0.25)    (0.27)
 Net Realized Gains.........................................      (0.04)      (0.10)       (0.08)       (0.03)    (0.15)
                                                             ----------  ----------   ----------   ----------  --------
   Total Distributions......................................      (0.31)      (0.37)       (0.38)       (0.28)    (0.42)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    10.78  $    10.76   $    11.26   $    11.75  $   9.33
===========================================================  ==========  ==========   ==========   ==========  ========
Total Return................................................       3.21%      (1.14)%      (1.05)%      29.52%     4.90%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $1,856,474  $1,594,914   $1,305,553   $1,090,774  $561,399
Ratio of Expenses to Average Net Assets.....................       0.49%       0.50%        0.49%        0.51%     0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.49%       0.50%        0.49%        0.51%     0.54%
Ratio of Net Investment Income to Average Net Assets........       2.73%       2.50%        2.64%        2.51%     2.94%
Portfolio Turnover Rate.....................................          4%          8%           8%           2%        5%
-------------------------------------------------------------------------------------------------------------------------

                                                                              WORLD EX U.S. VALUE PORTFOLIO
                                                             -----------------------------------------------------------
                                                                 YEAR         YEAR         YEAR         YEAR        YEAR
                                                                ENDED        ENDED        ENDED        ENDED       ENDED
                                                               OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                                 2016         2015         2014         2013        2012
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $  10.28     $  11.43     $  11.93     $   9.94     $  9.96
                                                             --------     --------     --------     --------     -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.31         0.30         0.42         0.29        0.29
 Net Gains (Losses) on Securities (Realized and Unrealized).     0.03        (1.18)       (0.50)        2.02       (0.05)
                                                             --------     --------     --------     --------     -------
   Total from Investment Operations.........................     0.34        (0.88)       (0.08)        2.31        0.24
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.31)       (0.27)       (0.42)       (0.32)      (0.26)
 Net Realized Gains.........................................       --           --           --           --          --
                                                             --------     --------     --------     --------     -------
   Total Distributions......................................    (0.31)       (0.27)       (0.42)       (0.32)      (0.26)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  10.31     $  10.28     $  11.43     $  11.93     $  9.94
===========================================================  ========     ========     ========     ========     ========
Total Return................................................     3.54%       (7.77)%      (0.81)%      23.61%       2.70%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $188,154     $155,301     $113,951     $117,587     $57,197
Ratio of Expenses to Average Net Assets.....................     0.53%(B)     0.53%(B)     0.57%(B)     0.60%(B)    0.60%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........     0.76%(B)     0.75%(B)     0.76%(B)     0.76%(B)    0.84%(B)
Ratio of Net Investment Income to Average Net Assets........     3.20%        2.69%        3.54%        2.61%       2.97%
Portfolio Turnover Rate.....................................      N/A          N/A          N/A          N/A         N/A
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                  ---------------------------------------
                                                                     PERIOD
                                    YEAR       YEAR      YEAR       NOV. 1,
                                   ENDED      ENDED     ENDED      2012(A) TO
                                  OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,
                                    2016       2015      2014         2013
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period.......................... $  11.44  $  12.08   $  12.46   $ 10.00
                                  --------  --------   --------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)....................     0.25      0.23       0.23      0.20
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...................     0.55     (0.58)     (0.22)     2.46
                                  --------  --------   --------   -------
   Total from Investment
    Operations...................     0.80     (0.35)      0.01      2.66
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........    (0.20)    (0.26)     (0.24)    (0.20)
 Net Realized Gains..............       --     (0.03)     (0.15)       --
                                  --------  --------   --------   -------
   Total Distributions...........    (0.20)    (0.29)     (0.39)    (0.20)
---------------------------------------------------------------------------------
Net Asset Value, End of Period... $  12.04  $  11.44   $  12.08   $ 12.46
===============================   ========  ========   ========  ==========
Total Return.....................     7.18%    (2.88)%     0.06%    26.90%(D)
---------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................... $281,212  $227,731   $151,096   $96,010
Ratio of Expenses to Average
 Net Assets (B)..................     0.76%     0.65%      0.69%     0.79%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor) (B)....................     0.77%     1.06%      1.17%     1.27%(C)(E)
Ratio of Net Investment Income
 to Average Net Assets...........     2.18%     1.95%      1.84%     1.78%(C)(E)
Portfolio Turnover Rate..........       28%        1%       N/A       N/A
---------------------------------------------------------------------------------

                                          WORLD EX U.S. CORE EQUITY PORTFOLIO
                                  ---------------------------------------------
                                                                          PERIOD
                                     YEAR         YEAR        YEAR       APRIL 9,
                                    ENDED        ENDED       ENDED      2013(A) TO
                                   OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                     2016         2015        2014         2013
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period.......................... $     9.83  $    10.49   $  10.77    $  10.00
                                  ----------  ----------   --------    --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)....................       0.26        0.26       0.28        0.18
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...................       0.08       (0.72)     (0.27)       0.77
                                  ----------  ----------   --------    --------
   Total from Investment
    Operations...................       0.34       (0.46)      0.01        0.95
--------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........      (0.24)      (0.20)     (0.28)      (0.18)
 Net Realized Gains..............         --          --      (0.01)         --
                                  ----------  ----------   --------    --------
   Total Distributions...........      (0.24)      (0.20)     (0.29)      (0.18)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period... $     9.93  $     9.83   $  10.49    $  10.77
===============================   ==========  ==========   ========   ==========
Total Return.....................       3.58%      (4.50)%    (0.04)%      9.62%(D)
--------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................... $1,656,445  $1,170,828   $406,648    $129,720
Ratio of Expenses to Average
 Net Assets (B)..................       0.47%       0.47%      0.47%       0.47%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor) (B)....................       0.47%       0.52%      0.88%       0.97%(C)(E)
Ratio of Net Investment Income
 to Average Net Assets...........       2.67%       2.54%      2.59%       3.12%(C)(E)
Portfolio Turnover Rate..........          1%          1%       N/A         N/A
--------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        WORLD CORE EQUITY PORTFOLIO
                           -----------------------------------------------
                                                                     PERIOD
                             YEAR       YEAR      YEAR     YEAR     MARCH 7,
                            ENDED      ENDED     ENDED    ENDED    2012(A) TO
                           OCT. 31,   OCT. 31,  OCT. 31, OCT. 31,   OCT. 31,
                             2016       2015      2014     2013       2012
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  12.94  $  13.33   $ 12.71   $10.24    $10.00
                           --------  --------   -------   ------    ------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.27      0.26      0.17     0.23      0.16
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     0.20     (0.35)     0.87     2.47      0.19
                           --------  --------   -------   ------    ------
   Total from Investment
    Operations............     0.47     (0.09)     1.04     2.70      0.35
----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.26)    (0.26)    (0.24)   (0.23)    (0.11)
 Net Realized Gains.......    (0.01)    (0.04)    (0.18)      --        --
                           --------  --------   -------   ------    ------
   Total Distributions....    (0.27)    (0.30)    (0.42)   (0.23)    (0.11)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  13.14  $  12.94   $ 13.33   $12.71    $10.24
========================   ========  ========   ======== ======== ==========
Total Return..............     3.73%    (0.61)%    8.36%   26.77%     3.54%(D)
----------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $370,229  $202,655   $75,707   $1,728    $  191
Ratio of Expenses to
 Average Net Assets (B)...     0.35%     0.35%     0.35%    0.40%     0.40%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     0.64%     0.65%     0.97%    5.71%    52.27%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................     2.14%     1.95%     1.27%    2.01%     2.40%(C)(E)
----------------------------------------------------------------------------------

                                 SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                           ------------------------------------------------
                                                                       PERIOD
                             YEAR       YEAR      YEAR      YEAR      NOV. 14,
                            ENDED      ENDED     ENDED     ENDED     2011(A) TO
                           OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                             2016       2015      2014      2013        2012
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  13.50  $  14.20   $  13.63  $ 10.87   $ 10.00
                           --------  --------   --------  -------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.26      0.27       0.27     0.24      0.22
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     0.30     (0.34)      0.76     2.65      0.87
                           --------  --------   --------  -------   -------
   Total from Investment
    Operations............     0.56     (0.07)      1.03     2.89      1.09
----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.35)    (0.42)     (0.32)   (0.10)    (0.22)
 Net Realized Gains.......    (0.04)    (0.21)     (0.14)   (0.03)       --
                           --------  --------   --------  -------   -------
   Total Distributions....    (0.39)    (0.63)     (0.46)   (0.13)    (0.22)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  13.67  $  13.50   $  14.20  $ 13.63   $ 10.87
========================   ========  ========   ========  ======== ==========
Total Return..............     4.32%    (0.34)%     7.83%   26.86%    11.11%(D)
----------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $289,904  $245,106   $147,276  $91,348   $34,950
Ratio of Expenses to
 Average Net Assets (B)...     0.35%     0.40%      0.40%    0.40%     0.40%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     0.64%     0.66%      0.69%    0.72%     1.00%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................     2.03%     1.93%      1.94%    1.93%     2.13%(C)(E)
----------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           EMERGING MARKETS PORTFOLIO
                                                          -----------------------------------------------------------
                                                             YEAR         YEAR        YEAR        YEAR        YEAR
                                                            ENDED        ENDED       ENDED       ENDED       ENDED
                                                           OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                             2016         2015        2014        2013        2012
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................... $    22.17  $    26.64   $    26.97  $    26.06  $    26.68
                                                          ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)........................       0.45        0.49         0.56        0.52        0.55
 Net Gains (Losses) on Securities (Realized and
   Unrealized)...........................................       1.95       (4.54)       (0.20)       1.17        0.37
                                                          ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations......................       2.40       (4.05)        0.36        1.69        0.92
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...................................      (0.45)      (0.42)       (0.53)      (0.50)      (0.50)
 Net Realized Gains......................................         --          --        (0.16)      (0.28)      (1.04)
                                                          ----------  ----------   ----------  ----------  ----------
   Total Distributions...................................      (0.45)      (0.42)       (0.69)      (0.78)      (1.54)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................. $    24.12  $    22.17   $    26.64  $    26.97  $    26.06
========================================================  ==========  ==========   ==========  ==========  ==========
Total Return.............................................      11.01%     (15.24)%       1.33%       6.58%       4.08%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................... $4,915,400  $4,321,530   $4,073,698  $3,655,740  $2,797,177
Ratio of Expenses to Average Net Assets (B)..............       0.56%       0.57%        0.56%       0.57%       0.61%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)...................       0.66%       0.60%        0.56%       0.57%       0.61%
Ratio of Net Investment Income to Average Net Assets.....       2.04%       1.97%        2.11%       1.97%       2.14%
-----------------------------------------------------------------------------------------------------------------------

                                                                      EMERGING MARKETS SMALL CAP PORTFOLIO
                                                          -----------------------------------------------------------
                                                             YEAR         YEAR        YEAR        YEAR        YEAR
                                                            ENDED        ENDED       ENDED       ENDED       ENDED
                                                           OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                             2016         2015        2014        2013        2012
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................... $    18.51  $    21.42   $    21.10  $    20.33  $    19.85
                                                          ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)........................       0.45        0.43         0.43        0.40        0.40
 Net Gains (Losses) on Securities (Realized and
   Unrealized)...........................................       2.04       (2.53)        0.62        1.37        0.83
                                                          ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations......................       2.49       (2.10)        1.05        1.77        1.23
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...................................      (0.47)      (0.41)       (0.40)      (0.39)      (0.35)
 Net Realized Gains......................................      (0.14)      (0.40)       (0.33)      (0.61)      (0.40)
                                                          ----------  ----------   ----------  ----------  ----------
   Total Distributions...................................      (0.61)      (0.81)       (0.73)      (1.00)      (0.75)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................. $    20.39  $    18.51   $    21.42  $    21.10  $    20.33
========================================================  ==========  ==========   ==========  ==========  ==========
Total Return.............................................      13.96%      (9.88)%       5.12%       8.92%       6.71%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................... $5,459,509  $4,845,174   $4,860,603  $4,041,863  $2,907,673
Ratio of Expenses to Average Net Assets (B)..............       0.72%       0.73%        0.72%       0.75%       0.82%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)...................       0.92%       0.78%        0.72%       0.75%       0.82%
Ratio of Net Investment Income to Average Net Assets.....       2.43%       2.16%        2.02%       1.91%       2.01%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES
                                                        ----------------------------------------------
                                                          YEAR      YEAR      YEAR      YEAR      YEAR
                                                         ENDED     ENDED     ENDED     ENDED     ENDED
                                                        OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                          2016      2015      2014      2013      2012
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year..................... $ 22.18   $ 27.79   $ 29.27   $  28.21  $ 29.02
                                                        -------   -------   -------   --------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)......................    0.46      0.49      0.59       0.47     0.50
 Net Gains (Losses) on Securities (Realized and
   Unrealized).........................................    2.75     (5.61)    (1.10)      1.68    (0.45)
                                                        -------   -------   -------   --------  -------
   Total from Investment Operations....................    3.21     (5.12)    (0.51)      2.15     0.05
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.................................   (0.68)    (0.49)    (0.55)     (0.50)   (0.47)
 Net Realized Gains....................................      --        --     (0.42)     (0.59)   (0.39)
                                                        -------   -------   -------   --------  -------
   Total Distributions.................................   (0.68)    (0.49)    (0.97)     (1.09)   (0.86)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year........................... $ 24.71   $ 22.18   $ 27.79   $  29.27  $ 28.21
======================================================  ========  ========  ========  ========  ========
Total Return...........................................   14.98%   (18.49)%   (1.75)%     7.75%    0.43%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................... $97,923   $74,076   $99,066   $106,070  $99,111
Ratio of Expenses to Average Net Assets (B)............    0.81%     0.81%     0.80%      0.82%    0.86%
Ratio of Expenses to Average Net Assets (Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly) (B).......................................    0.91%     0.84%     0.80%      0.82%    0.86%
Ratio of Net Investment Income to Average Net Assets...    2.08%     1.93%     2.09%      1.65%    1.78%
--------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                               -----------------------------------------------------------------
                                                                   YEAR         YEAR          YEAR          YEAR         YEAR
                                                                  ENDED        ENDED         ENDED         ENDED        ENDED
                                                                 OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                                                                   2016         2015          2014          2013         2012
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     22.22  $     27.81   $     29.28   $     28.22  $     29.02
                                                               -----------  -----------   -----------   -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.51         0.54          0.66          0.55         0.57
 Net Gains (Losses) on Securities (Realized and Unrealized)...        2.77        (5.60)        (1.10)         1.67        (0.44)
                                                               -----------  -----------   -----------   -----------  -----------
   Total from Investment Operations...........................        3.28        (5.06)        (0.44)         2.22         0.13
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.66)       (0.53)        (0.61)        (0.57)       (0.54)
 Net Realized Gains...........................................          --           --         (0.42)        (0.59)       (0.39)
                                                               -----------  -----------   -----------   -----------  -----------
   Total Distributions........................................       (0.66)       (0.53)        (1.03)        (1.16)       (0.93)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     24.84  $     22.22   $     27.81   $     29.28  $     28.22
=============================================================  ===========  ===========   ===========   ===========  ===========
Total Return..................................................       15.23%      (18.27)%       (1.51)%        8.01%        0.70%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $16,304,321  $14,834,888   $18,647,276   $19,162,837  $16,589,619
Ratio of Expenses to Average Net Assets (B)...................        0.56%        0.56%         0.55%         0.57%        0.61%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly) (B)...........        0.66%        0.59%         0.55%         0.57%        0.61%
Ratio of Net Investment Income to Average Net Assets..........        2.31%        2.12%         2.35%         1.91%        2.03%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            EMERGING MARKETS CORE EQUITY PORTFOLIO
                                                               ---------------------------------------------------------------
                                                                   YEAR         YEAR          YEAR         YEAR        YEAR
                                                                  ENDED        ENDED         ENDED        ENDED       ENDED
                                                                 OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,
                                                                   2016         2015          2014         2013        2012
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     16.81  $     20.08   $     20.09  $     19.00  $    18.73
                                                               -----------  -----------   -----------  -----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.37         0.39          0.42         0.39        0.41
 Net Gains (Losses) on Securities (Realized and Unrealized)...        1.59        (3.29)        (0.03)        1.07        0.23
                                                               -----------  -----------   -----------  -----------  ----------
   Total from Investment Operations...........................        1.96        (2.90)         0.39         1.46        0.64
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.37)       (0.37)        (0.40)       (0.37)      (0.37)
                                                               -----------  -----------   -----------  -----------  ----------
   Total Distributions........................................       (0.37)       (0.37)        (0.40)       (0.37)      (0.37)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     18.40  $     16.81   $     20.08  $     20.09  $    19.00
=============================================================  ===========  ===========   ===========  ===========  ==========
Total Return..................................................       11.87%      (14.49)%        1.89%        7.75%       3.55%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $18,712,966  $14,856,878   $15,727,547  $13,020,962  $8,594,707
Ratio of Expenses to Average Net Assets.......................        0.61%        0.62%         0.61%        0.63%       0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)..........        0.61%        0.62%         0.61%        0.63%       0.68%
Ratio of Net Investment Income to Average Net Assets..........        2.20%        2.06%         2.10%        1.97%       2.18%
Portfolio Turnover Rate.......................................           3%           5%            2%           1%          1%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, of which thirty-one (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and directly in securities. World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World Core Equity Portfolio invests in three portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                            PERCENTAGE
                                                                                             OWNERSHIP
FEEDER FUNDS                                   MASTER FUNDS                                 AT 10/31/16
------------                                   ------------                                 -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                  84%
Japanese Small Company Portfolio               The Japanese Small Company Series                16%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series            16%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series           2%
Continental Small Company Portfolio            The Continental Small Company Series              7%
Emerging Markets Portfolio                     The Emerging Markets Series                      98%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series            99%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund          99%

FUND OF FUNDS
-------------
International Small Company Portfolio          The Continental Small Company Series             92%
                                               The Japanese Small Company Series                84%
                                               The United Kingdom Small Company Series          96%
                                               The Asia Pacific Small Company Series            84%
                                               The Canadian Small Company Series                98%
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio             22%
                                               DFA International Real Estate Securities         40%
                                                 Portfolio
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund          --*
                                               DFA International Small Cap Value Portfolio      --*
                                               The DFA International Value Series                1%
World Core Equity Portfolio                    U.S. Core Equity 1 Portfolio                      1%
                                               International Core Equity Portfolio               1%
                                               Emerging Markets Core Equity Portfolio           --*
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                      1%
                                               International Core Equity Portfolio               1%
                                               Emerging Markets Core Equity Portfolio           --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Master Funds as indicated and securities listed on its Summary Schedule of Investments.

   Each feeder fund (collectively, "Feeder Funds") and Fund of Funds invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Master Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invest in short-term temporary cash investments and futures. In addition, each international Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's and World ex U.S. Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2016, DFA International Real Estate Securities Portfolio had significant transfers of securities with a total value of $64,808 (in thousands), that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. As of October 31, 2016, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio had significant transfers of securities with a total value of $3,921, $32,655 and $1,460,813 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to all Portfolios.

   For the year ended October 31, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

         Enhanced U.S. Large Company Portfolio.................. 0.20%
         U.S. Large Cap Equity Portfolio........................ 0.15%
         U.S. Large Cap Value Portfolio......................... 0.25%
         U.S. Targeted Value Portfolio.......................... 0.35%
         U.S. Small Cap Value Portfolio......................... 0.50%
         U.S. Core Equity 1 Portfolio........................... 0.17%
         U.S. Core Equity 2 Portfolio........................... 0.20%
         U.S. Vector Equity Portfolio........................... 0.30%
         U.S. Small Cap Portfolio............................... 0.35%
         U.S. Micro Cap Portfolio............................... 0.50%
         DFA Real Estate Securities Portfolio................... 0.17%
         Large Cap International Portfolio...................... 0.25%
         International Core Equity Portfolio.................... 0.35%
         International Small Company Portfolio.................. 0.40%
         Japanese Small Company Portfolio....................... 0.50%
         Asia Pacific Small Company Portfolio................... 0.50%
         United Kingdom Small Company Portfolio................. 0.50%
         Continental Small Company Portfolio.................... 0.50%
         DFA International Real Estate Securities Portfolio..... 0.25%
         DFA Global Real Estate Securities Portfolio............ 0.20%
         DFA International Small Cap Value Portfolio............ 0.65%
         International Vector Equity Portfolio.................. 0.45%
         World ex U.S. Value Portfolio.......................... 0.47%
         World ex U.S. Targeted Value Portfolio................. 0.58%
         World ex U.S. Core Equity Portfolio.................... 0.40%
         World Core Equity Portfolio............................ 0.30%
         Selectively Hedged Global Equity Portfolio............. 0.30%
         Emerging Markets Portfolio............................. 0.50%
         Emerging Markets Small Cap Portfolio................... 0.65%
         Emerging Markets Value Portfolio....................... 0.50%
         Emerging Markets Core Equity Portfolio................. 0.55%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the year ended October 31, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                              PREVIOUSLY
                                                                               RECOVERY      WAIVED FEES/
                                                                             OF PREVIOUSLY     EXPENSES
                                                                             WAIVED FEES/       ASSUMED
                                                                EXPENSE        EXPENSES    SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                                 LIMITATION AMOUNT    ASSUMED        RECOVERY
--------------------------                                 ----------------- ------------- -----------------
U.S. Large Cap Equity Portfolio (1).......................       0.19%           $ 28                --
U.S. Large Cap Value Portfolio (2)........................       0.25%             --                --
U.S. Targeted Value Portfolio (3).........................       0.50%             --                --
U.S. Core Equity 1 Portfolio (1)..........................       0.23%             --                --
U.S. Core Equity 2 Portfolio (1)..........................       0.26%             --                --
U.S. Vector Equity Portfolio (1)..........................       0.36%             --                --
DFA Real Estate Securities Portfolio (1)..................       0.18%              7           $ 1,726
International Core Equity Portfolio (1)...................       0.49%             --                --
International Small Company Portfolio (4).................       0.45%             --                --
Japanese Small Company Portfolio (5)......................       0.47%             --                --
Asia Pacific Small Company Portfolio (5)..................       0.47%             --                --
United Kingdom Small Company Portfolio (5)................       0.47%              1                24
Continental Small Company Portfolio (5)...................       0.47%             --                --
DFA International Real Estate Securities Portfolio (6)....       0.29%             --                --
DFA Global Real Estate Securities Portfolio (7)...........       0.24%             --            19,086
International Vector Equity Portfolio (1).................       0.60%             --                --
World ex U.S. Value Portfolio (8).........................       0.60%             --               923
World ex U.S. Targeted Value Portfolio (9)................       0.80%             --             1,507
World ex U.S. Core Equity Portfolio (10)..................       0.47%            154             1,575
World Core Equity Portfolio (11)..........................       0.35%              9             1,348
Selectively Hedged Global Equity Portfolio (12)...........       0.40%             --             1,702
Emerging Markets Portfolio (2)............................       0.50%             --                --
Emerging Markets Small Cap Portfolio (2)..................       0.65%             --                --
Emerging Markets Value Portfolio (2)......................       0.50%             --                --
Emerging Markets Core Equity Portfolio (1)................       0.85%             --                --
CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (13)........................       0.62%             --                --
CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (13)........................       0.77%             --                --
Emerging Markets Value Portfolio (14).....................       0.96%             --                --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each

Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above. At any time that the Portfolio Expenses of the Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement was within thirty-six months and did not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount then in effect.

   (5) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, a Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio beared as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery was within thirty-six months and did not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount then in effect.

   (6) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series") and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master Funds' management services fees have been offset (the "Remaining Management Fee") to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   Prior to June 27, 2014, the Advisor contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses did not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   (12) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (13) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the period prior to July 21, 2015) to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

EARNED INCOME CREDIT:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                               FEES PAID
                                                               INDIRECTLY
                                                               ----------
      Enhanced U.S. Large Company Portfolio...................    $  6
      Large Cap International Portfolio.......................     110
      International Core Equity Portfolio.....................     585
      DFA International Real Estate Securities Portfolio......     119
      DFA International Small Cap Value Portfolio.............     296
      International Vector Equity Portfolio...................      19
      World ex U.S. Value Portfolio...........................      (1)*
      World ex U.S. Targeted Value Portfolio..................       4
      World ex U.S. Core Equity Portfolio.....................      26
      Emerging Markets Core Equity Portfolio..................     556

* A credit may be negative as a result of a negative cash balance with the custodian.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $291 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

          Enhanced U.S. Large Company Portfolio................. $  9
          U.S. Large Cap Equity Portfolio.......................    4
          U.S. Large Cap Value Portfolio........................  381
          U.S. Targeted Value Portfolio.........................  121
          U.S. Small Cap Value Portfolio........................  338
          U.S. Core Equity 1 Portfolio..........................  197
          U.S. Core Equity 2 Portfolio..........................  283
          U.S. Vector Equity Portfolio..........................   82
          U.S. Small Cap Portfolio..............................  201
          U.S. Micro Cap Portfolio..............................  163
          DFA Real Estate Securities Portfolio..................  143
          Large Cap International Portfolio.....................   85
          International Core Equity Portfolio...................  267
          International Small Company Portfolio.................  257
          Japanese Small Company Portfolio......................   10
          Asia Pacific Small Company Portfolio..................    7
          United Kingdom Small Company Portfolio................    1
          Continental Small Company Portfolio...................    6
          DFA International Real Estate Securities Portfolio....   58
          DFA Global Real Estate Securities Portfolio...........   50
          DFA International Small Cap Value Portfolio...........  371
          International Vector Equity Portfolio.................   24
          World ex U.S. Value Portfolio.........................    2
          World ex U.S. Targeted Value Portfolio................    2
          World ex U.S. Core Equity Portfolio...................    6
          World Core Equity Portfolio...........................    1
          Selectively Hedged Global Equity Portfolio............    2
          Emerging Markets Portfolio............................  116
          Emerging Markets Small Cap Portfolio..................   96
          Emerging Markets Value Portfolio......................  490
          Emerging Markets Core Equity Portfolio................  274

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Portfolios transactions related to investment securities, other than short-term securities (amounts in thousands):

                                                       U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                       -------------------------- ---------------------------
                                                       PURCHASES      SALES       PURCHASES       SALES
                                                       ---------       --------    ----------    ----------
Enhanced U.S. Large Company Portfolio................. $124,198      $187,445     $  155,588    $   59,010
U.S. Large Cap Equity Portfolio.......................       --            --        230,249        87,431
U.S. Targeted Value Portfolio.........................       --            --      3,296,950     2,119,996
U.S. Small Cap Value Portfolio........................       --            --      3,224,499     2,319,214

                                                       U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                       -------------------------- ---------------------------
                                                       PURCHASES       SALES      PURCHASES       SALES
                                                       ---------       -----       ----------    ----------
U.S. Core Equity 1 Portfolio..........................    --            --        $2,139,073    $  538,773
U.S. Core Equity 2 Portfolio..........................    --            --         2,313,580       714,155
U.S. Vector Equity Portfolio..........................    --            --           591,925       380,583
U.S. Small Cap Portfolio..............................    --            --         3,477,660     1,180,532
U.S. Micro Cap Portfolio..............................    --            --           938,043       829,033
DFA Real Estate Securities Portfolio..................    --            --           657,728       210,391
Large Cap International Portfolio.....................    --            --           742,110       331,612
International Core Equity Portfolio...................    --            --         1,481,725       305,360
DFA International Real Estate Securities Portfolio....    --            --           654,586        24,687
DFA Global Real Estate Securities Portfolio...........    --            --           896,766        84,061
DFA International Small Cap Value Portfolio...........    --            --         2,691,336     2,324,466
International Vector Equity Portfolio.................    --            --           213,086        66,645
World ex U.S. Targeted Value Portfolio................    --            --           109,785        67,591
World ex U.S. Core Equity Portfolio...................    --            --           457,750        19,495
Emerging Markets Core Equity Portfolio................    --            --         2,630,228       521,897

   For the year ended October 31, 2016, the Fund of Funds transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                              DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                   -----------------------------------------------------------------
                                   BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES    10/31/2015 10/31/2016 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA International Real Estate
  Securities Portfolio............ $1,448,338 $1,678,314 $271,438  $26,141 $24,916          --
DFA Real Estate Securities
  Portfolio.......................  1,574,619  1,619,318   32,220   48,319  46,973          --
                                   ---------- ---------- --------  ------- -------        ----
Total............................. $3,022,957 $3,297,632 $303,658  $74,460 $71,889          --
                                   ========== ========== ========  ======= =======        ====

                                                     WORLD EX U.S. VALUE PORTFOLIO
                                   -----------------------------------------------------------------
                                   BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES    10/31/2015 10/31/2016 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio....................... $   16,637 $   20,452 $  6,095  $ 2,442 $   588        $256
                                   ---------- ---------- --------  ------- -------        ----
Total............................. $   16,637 $   20,452 $  6,095  $ 2,442 $   588        $256
                                   ========== ========== ========  ======= =======        ====

                                                              WORLD CORE EQUITY PORTFOLIO
                                           -----------------------------------------------------------------
                                           BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES            10/31/2015 10/31/2016 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------            ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 1 Portfolio..............  $105,442   $189,060  $ 91,959  $10,829  $2,599       $1,313
International Core Equity Portfolio.......    76,621    137,648    67,241    6,540   2,806           --
Emerging Markets Core Equity Portfolio....    20,320     43,388    22,874    3,437     657           --
                                            --------   --------  --------  -------  ------       ------
Total.....................................  $202,383   $370,096  $182,074  $20,806  $6,062       $1,313
                                            ========   ========  ========  =======  ======       ======

                                                      SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                           ----------------------------------------------------------------
                                           BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES            10/31/2015 10/31/2016 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------            ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 2 Portfolio..............  $110,935   $124,577   $15,341  $2,287  $2,111       $2,164
International Core Equity Portfolio.......    87,007    101,000    17,605   3,707   2,409           --
Emerging Markets Core Equity Portfolio....    36,717     50,601    10,607   1,202     910           --
                                            --------   --------   -------  ------  ------       ------
Total.....................................  $234,659   $276,178   $43,553  $7,196  $5,430       $2,164
                                            ========   ========   =======  ======  ======       ======

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                           INCREASE       INCREASE
                                                                          (DECREASE)     (DECREASE)
                                                           INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                          (DECREASE)    NET INVESTMENT  NET REALIZED
                                                        PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                        --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio..................    $    535        $   (100)      $   (435)
U.S. Large Cap Equity Portfolio........................         304             (70)          (234)
U.S. Large Cap Value Portfolio.........................      32,819         (16,948)       (15,871)
U.S. Targeted Value Portfolio..........................      21,874          (4,985)       (16,889)
U.S. Small Cap Value Portfolio.........................      45,432          (7,935)       (37,497)
U.S. Core Equity 1 Portfolio...........................       8,674           3,625        (12,299)
U.S. Core Equity 2 Portfolio...........................      10,013         (10,750)           737
U.S. Vector Equity Portfolio...........................       7,864          (4,641)        (3,223)
U.S. Small Cap Portfolio...............................      24,806          (6,588)       (18,218)
U.S. Micro Cap Portfolio...............................      14,933          (1,172)       (13,761)
DFA Real Estate Securities Portfolio...................     (11,291)         17,695         (6,404)
Large Cap International Portfolio......................     (18,977)            253         18,724
International Core Equity Portfolio....................      12,878         (12,174)          (704)
International Small Company Portfolio..................      22,671          (7,960)       (14,711)
Japanese Small Company Portfolio.......................          --             426           (426)
Asia Pacific Small Company Portfolio...................     (16,317)            181         16,136
United Kingdom Small Company Portfolio.................         331              79           (410)
Continental Small Company Portfolio....................          --              31            (31)
DFA International Real Estate Securities Portfolio.....      (2,046)         (9,291)        11,337
DFA Global Real Estate Securities Portfolio............       3,345          (2,527)          (818)
DFA International Small Cap Value Portfolio............      65,378           2,410        (67,788)
International Vector Equity Portfolio..................       2,360          (1,822)          (538)
World ex U.S. Value Portfolio..........................          --             166           (166)
World ex U.S. Targeted Value Portfolio.................       2,561             (18)        (2,543)
World ex U.S. Core Equity Portfolio....................       1,353          (1,133)          (220)
World Core Equity Portfolio............................          80             (65)           (15)
Selectively Hedged Global Equity Portfolio.............         369             114           (483)
Emerging Markets Portfolio.............................       4,360          (3,397)          (963)
Emerging Markets Small Cap Portfolio...................      13,361           2,519        (15,880)
Emerging Markets Value Portfolio.......................      12,432          22,396        (34,828)
Emerging Markets Core Equity Portfolio.................       5,090          (7,994)         2,904

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                        NET INVESTMENT
                                          INCOME AND
                                          SHORT-TERM     LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                        -------------- ------------- ----------
 Enhanced U.S. Large Company Portfolio
 2015..................................    $ 11,391      $ 16,610    $   28,001
 2016..................................       4,946         9,801        14,747
 U.S. Large Cap Equity Portfolio
 2015..................................       8,398           266         8,664
 2016..................................      14,431            --        14,431
 U.S. Large Cap Value Portfolio
 2015..................................     302,945        86,223       389,168
 2016..................................     357,227       643,970     1,001,197
 U.S. Targeted Value Portfolio
 2015..................................      85,573       237,911       323,484
 2016..................................     104,605       286,529       391,134
 U.S. Small Cap Value Portfolio
 2015..................................     130,190       427,115       557,305
 2016..................................     122,984       487,358       610,342
 U.S. Core Equity 1 Portfolio
 2015..................................     200,298        49,469       249,767
 2016..................................     253,050       160,152       413,202
 U.S. Core Equity 2 Portfolio
 2015..................................     228,075        89,857       317,932
 2016..................................     281,321       296,061       577,382
 U.S. Vector Equity Portfolio
 2015..................................      51,799       109,045       160,844
 2016..................................      59,624       119,588       179,212
 U.S. Small Cap Portfolio
 2015..................................     105,110       268,312       373,422
 2016..................................     135,940       503,185       639,125
 U.S. Micro Cap Portfolio
 2015..................................      39,933       278,651       318,584
 2016..................................      43,406       267,830       311,236
 DFA Real Estate Securities Portfolio
 2015..................................     220,092            --       220,092
 2016..................................     199,996            --       199,996
 Large Cap International Portfolio
 2015..................................      85,101            --        85,101
 2016..................................      92,122            --        92,122
 International Core Equity Portfolio
 2015..................................     367,607            --       367,607
 2016..................................     387,589            --       387,589
 International Small Company Portfolio
 2015..................................     235,604       250,320       485,924
 2016..................................     283,791       207,859       491,650
 Japanese Small Company Portfolio
 2015..................................       7,758            --         7,758
 2016..................................       6,534            --         6,534

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                    -------------- ------------- --------
Asia Pacific Small Company Portfolio
2015...............................................    $ 16,487            --    $ 16,487
2016...............................................       7,760            --       7,760
United Kingdom Small Company Portfolio
2015...............................................       1,068      $  2,151       3,219
2016...............................................       1,389         1,632       3,021
Continental Small Company Portfolio
2015...............................................       4,771            --       4,771
2016...............................................       6,377            --       6,377
DFA International Real Estate Securities Portfolio
2015...............................................     182,724            --     182,724
2016...............................................      60,576            --      60,576
DFA Global Real Estate Securities Portfolio
2015...............................................     124,281            --     124,281
2016...............................................      97,767            --      97,767
DFA International Small Cap Value Portfolio
2015...............................................     224,376       207,080     431,456
2016...............................................     381,199       182,540     563,739
International Vector Equity Portfolio
2015...............................................      38,097        10,950      49,047
2016...............................................      43,651         5,716      49,367
World ex U.S. Value Portfolio
2015...............................................       3,283            --       3,283
2016...............................................       5,358            --       5,358
World ex U.S. Targeted Value Portfolio
2015...............................................       3,902           402       4,304
2016...............................................       4,374            --       4,374
World ex U.S. Core Equity Portfolio
2015...............................................      15,824            --      15,824
2016...............................................      36,005            --      36,005
World Core Equity Portfolio
2015...............................................       2,679           232       2,911
2016...............................................       5,800           132       5,932
Selectively Hedged Global Equity Portfolio
2015...............................................       4,968         1,915       6,883
2016...............................................       6,448           620       7,068
Emerging Markets Portfolio
2015...............................................      73,891            --      73,891
2016...............................................      89,527            --      89,527
Emerging Markets Small Cap Portfolio
2015...............................................     102,968        88,636     191,604
2016...............................................     124,387        36,697     161,084
Emerging Markets Value Portfolio
2015...............................................     351,213            --     351,213
2016...............................................     439,072            --     439,072
Emerging Markets Core Equity Portfolio
2015...............................................     304,141            --     304,141
2016...............................................     349,434            --     349,434

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                        NET INVESTMENT
                                                          INCOME AND
                                                          SHORT-TERM     LONG-TERM
                                                        CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                        -------------- ------------- --------
Enhanced U.S. Large Company Portfolio..................    $   (274)     $   (261)   $   (535)
U.S. Large Cap Equity Portfolio........................        (258)           --        (258)
U.S. Large Cap Value Portfolio.........................     (14,344)      (18,475)    (32,819)
U.S. Targeted Value Portfolio..........................      (5,900)      (15,974)    (21,874)
U.S. Small Cap Value Portfolio.........................      (7,917)      (37,500)    (45,417)
U.S. Core Equity 1 Portfolio...........................      (6,342)       (1,746)     (8,088)
U.S. Core Equity 2 Portfolio...........................      (6,490)       (2,811)     (9,301)
U.S. Vector Equity Portfolio...........................      (2,769)       (5,072)     (7,841)
U.S. Small Cap Portfolio...............................      (7,237)      (17,565)    (24,802)
U.S. Micro Cap Portfolio...............................      (2,066)      (12,862)    (14,928)
DFA Real Estate Securities Portfolio...................      (2,701)         (750)     (3,451)
Large Cap International Portfolio......................          --            --          --
International Core Equity Portfolio....................     (12,864)           --     (12,864)
International Small Company Portfolio..................     (11,313)      (10,494)    (21,808)
Japanese Small Company Portfolio.......................          --            --          --
Asia Pacific Small Company Portfolio...................          --            --          --
United Kingdom Small Company Portfolio.................        (149)         (182)       (331)
Continental Small Company Portfolio....................          --            --          --
DFA International Real Estate Securities Portfolio.....     (11,400)           --     (11,400)
DFA Global Real Estate Securities Portfolio............      (3,047)         (364)     (3,411)
DFA International Small Cap Value Portfolio............     (15,840)      (19,436)    (35,276)
International Vector Equity Portfolio..................      (2,180)         (179)     (2,359)
World ex U.S. Value Portfolio..........................          --            --          --
World ex U.S. Targeted Value Portfolio.................        (367)           --        (367)
World ex U.S. Core Equity Portfolio....................      (1,353)           --      (1,353)
World Core Equity Portfolio............................         (67)          (14)        (81)
Selectively Hedged Global Equity Portfolio.............        (268)         (101)       (369)
Emerging Markets Portfolio.............................      (4,360)           --      (4,360)
Emerging Markets Small Cap Portfolio...................      (7,272)       (6,089)    (13,361)
Emerging Markets Value Portfolio.......................     (12,432)           --     (12,432)
Emerging Markets Core Equity Portfolio.................     (12,170)           --     (12,170)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       UNDISTRIBUTED                                               TOTAL NET
                                       NET INVESTMENT                                            DISTRIBUTABLE
                                         INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                         SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                       CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                       -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company Portfolio.    $ 2,930       $  4,088            --      $       (5)   $    7,013
U.S. Large Cap Equity Portfolio.......      1,891             --      $(11,064)         54,208        45,035
U.S. Large Cap Value Portfolio........     19,642        446,140            --       4,487,495     4,953,277
U.S. Targeted Value Portfolio.........     17,723        282,315            --         890,310     1,190,348
U.S. Small Cap Value Portfolio........     16,385        533,286            --       2,185,837     2,735,508
U.S. Core Equity 1 Portfolio..........     33,863         71,615            --       3,471,018     3,576,496
U.S. Core Equity 2 Portfolio..........     27,061        122,467            --       4,229,205     4,378,733

                                             UNDISTRIBUTED                                               TOTAL NET
                                             NET INVESTMENT                                            DISTRIBUTABLE
                                               INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                             CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                             -------------- ------------- ------------- -------------- -------------
U.S. Vector Equity Portfolio................    $    562      $101,957              --   $   895,232    $   997,751
U.S. Small Cap Portfolio....................      18,404       343,189              --     2,071,208      2,432,801
U.S. Micro Cap Portfolio....................       4,043       255,836              --     1,277,801      1,537,680
DFA Real Estate Securities Portfolio........      39,164        66,384              --     2,060,852      2,166,400
Large Cap International Portfolio...........      16,290            --     $  (209,528)      208,151         14,913
International Core Equity Portfolio.........      87,644            --        (362,544)      428,070        153,170
International Small Company Portfolio.......      81,583       251,071              --       647,525        980,179
Japanese Small Company Portfolio............       9,316            --         (31,648)       61,150         38,818
Asia Pacific Small Company Portfolio........       8,100            --         (21,813)      (16,408)       (30,121)
United Kingdom Small Company Portfolio......         433         1,684              --         1,926          4,043
Continental Small Company Portfolio.........         705            --         (10,132)       37,037         27,610
DFA International Real Estate Securities
  Portfolio.................................     298,685            --        (201,001)     (356,853)      (259,169)
DFA Global Real Estate Securities Portfolio.      63,339        13,527              --       657,422        734,288
DFA International Small Cap Value Portfolio.      97,358       410,184              --       916,807      1,424,349
International Vector Equity Portfolio.......      11,116         4,040              --        85,341        100,497
World ex U.S. Value Portfolio...............         986            --          (2,709)       (1,298)        (3,021)
World ex U.S. Targeted Value Portfolio......       1,024            --          (8,263)       27,665         20,426
World ex U.S. Core Equity Portfolio.........       7,807            --         (12,063)      (12,467)       (16,723)
World Core Equity Portfolio.................         273         1,231              --        (1,033)           471
Selectively Hedged Global Equity Portfolio..       5,104         2,369              --        11,613         19,086
Emerging Markets Portfolio..................      23,714            --        (220,310)      958,300        761,704
Emerging Markets Small Cap Portfolio........      65,038       117,097              --       135,765        317,900
Emerging Markets Value Portfolio............      72,788            --      (1,056,563)   (1,226,944)    (2,210,719)
Emerging Markets Core Equity Portfolio......      67,932            --        (803,339)      809,224         73,817

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 EXPIRES ON OCTOBER 31,
                                       -------------------------------------------
                                         2017    2018    2019   UNLIMITED  TOTAL
                                       -------- ------- ------- --------- --------
Enhanced U.S. Large Company Portfolio.       --      --      --       --        --
U.S. Large Cap Equity Portfolio.......       --      --      -- $ 11,064  $ 11,064
U.S. Large Cap Value Portfolio........       --      --      --       --        --
U.S. Targeted Value Portfolio.........       --      --      --       --        --
U.S. Small Cap Value Portfolio........       --      --      --       --        --
U.S. Core Equity 1 Portfolio..........       --      --      --       --        --
U.S. Core Equity 2 Portfolio..........       --      --      --       --        --
U.S. Vector Equity Portfolio..........       --      --      --       --        --
U.S. Small Cap Portfolio..............       --      --      --       --        --
U.S. Micro Cap Portfolio..............       --      --      --       --        --
DFA Real Estate Securities Portfolio..       --      --      --       --        --
Large Cap International Portfolio..... $135,392 $14,311 $12,549   47,275   209,527
International Core Equity Portfolio...   53,176      --      --  309,368   362,544
International Small Company Portfolio.       --      --      --       --        --
Japanese Small Company Portfolio......   13,897  12,208   5,543       --    31,648
Asia Pacific Small Company Portfolio..    8,261      --      --   13,552    21,813

                                                               EXPIRES ON OCTOBER 31,
                                                    ---------------------------------------------
                                                     2017    2018    2019   UNLIMITED    TOTAL
                                                    ------- ------- ------- ---------- ----------
United Kingdom Small Company Portfolio.............      --      --      --         --         --
Continental Small Company Portfolio................ $ 4,880 $ 5,252      --         -- $   10,132
DFA International Real Estate Securities Portfolio.  34,576  38,689 $69,466 $   58,270    201,001
DFA Global Real Estate Securities Portfolio........      --      --      --         --         --
DFA International Small Cap Value Portfolio........      --      --      --         --         --
International Vector Equity Portfolio..............      --      --      --         --         --
World ex U.S. Value Portfolio......................      --      --     345      2,363      2,708
World ex U.S. Targeted Value Portfolio.............      --      --      --      8,263      8,263
World ex U.S. Core Equity Portfolio................      --      --      --     12,063     12,063
World Core Equity Portfolio........................      --      --      --         --         --
Selectively Hedged Global Equity Portfolio.........      --      --      --         --         --
Emerging Markets Portfolio.........................      --      --      --    220,310    220,310
Emerging Markets Small Cap Portfolio...............      --      --      --         --         --
Emerging Markets Value Portfolio...................      --      --      --  1,056,563  1,056,563
Emerging Markets Core Equity Portfolio.............  26,444      --      --    776,895    803,339

   During the year ended October 31, 2016, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          DFA International Real Estate Securities Portfolio  $ 1,010
          DFA Real Estate Securities Portfolio                 10,635
          Large Cap International Portfolio                    40,352
          Japanese Small Company Portfolio                     19,964
          Continental Small Company Portfolio                   6,882
          World ex U.S. Targeted Value Portfolio                6,624

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                             NET UNREALIZED
                                                       FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                                          COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                                       ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio................. $   234,200  $      197  $      (189)   $        8
U.S. Large Cap Equity Portfolio.......................     843,248      90,541      (36,333)       54,208
U.S. Large Cap Value Portfolio........................  13,161,883   4,484,386           --     4,484,386
U.S. Targeted Value Portfolio.........................   8,412,868   1,592,535     (702,225)      890,310
U.S. Small Cap Value Portfolio........................  12,191,562   3,315,985   (1,130,148)    2,185,837
U.S. Core Equity 1 Portfolio..........................  12,905,940   4,024,119     (553,100)    3,471,019
U.S. Core Equity 2 Portfolio..........................  14,483,954   4,994,488     (765,283)    4,229,205
U.S. Vector Equity Portfolio..........................   3,438,827   1,166,324     (271,092)      895,232
U.S. Small Cap Portfolio..............................  13,478,533   2,986,935     (915,727)    2,071,208
U.S. Micro Cap Portfolio..............................   4,615,954   1,707,552     (429,751)    1,277,801
DFA Real Estate Securities Portfolio..................   5,697,975   2,172,707     (148,032)    2,024,675
Large Cap International Portfolio.....................   3,472,803     591,185     (382,705)      208,480
International Core Equity Portfolio...................  17,544,279   2,624,727   (2,195,128)      429,599
International Small Company Portfolio.................   9,645,400     901,692     (253,084)      648,608
Japanese Small Company Portfolio......................     448,349      61,306           --        61,306
Asia Pacific Small Company Portfolio..................     268,083          --      (16,408)      (16,408)
United Kingdom Small Company Portfolio................      30,445       1,924           --         1,924
Continental Small Company Portfolio...................     255,325      36,924           --        36,924
DFA International Real Estate Securities Portfolio....   4,624,639          --     (356,569)     (356,569)
DFA Global Real Estate Securities Portfolio...........   4,267,424     705,578      (48,158)      657,420
DFA International Small Cap Value Portfolio...........  12,839,126   2,621,586   (1,702,633)      918,953

                                                                                             NET UNREALIZED
                                                       FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                                          COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                                       ----------- ------------ ------------ --------------
International Vector Equity Portfolio................. $ 1,906,637  $  315,636  $  (230,103)  $    85,533
World ex U.S. Value Portfolio.........................     188,993          --         (782)         (782)
World ex U.S. Targeted Value Portfolio................     272,787      37,221      (23,531)       13,690
World ex U.S. Core Equity Portfolio...................   1,759,314     159,516     (171,862)      (12,346)
World Core Equity Portfolio...........................     371,264       1,948       (2,980)       (1,032)
Selectively Hedged Global Equity Portfolio............     264,617      11,776         (215)       11,561
Emerging Markets Portfolio............................   3,956,360     957,968           --       957,968
Emerging Markets Small Cap Portfolio..................   5,326,498     135,936           --       135,936
Emerging Markets Value Portfolio......................  17,713,863          --   (1,227,510)   (1,227,510)
Emerging Markets Core Equity Portfolio................  18,713,368   3,479,196   (2,670,118)      809,078

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                 YEAR                  YEAR
                                                 ENDED                 ENDED
                                               OCT. 31,              OCT. 31,
                                                 2016                  2015
                                         --------------------  --------------------
                                            AMOUNT     SHARES     AMOUNT     SHARES
                                         -----------  -------  -----------  -------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
  Shares Issued......................... $    10,885      541  $    32,126    1,408
  Shares Issued in Lieu of Cash
   Distributions........................       2,087      104        1,658       78
  Shares Redeemed.......................     (16,510)    (828)      (7,954)    (357)
                                         -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1
  Shares................................ $    (3,538)    (183) $    25,830    1,129
                                         ===========  =======  ===========  =======
Class R2 Shares
  Shares Issued......................... $    55,695    2,692  $    91,125    4,038
  Shares Issued in Lieu of Cash
   Distributions........................       7,874      394        4,855      231
  Shares Redeemed.......................     (48,930)  (2,390)     (35,030)  (1,563)
                                         -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2
  Shares................................ $    14,639      696  $    60,950    2,706
                                         ===========  =======  ===========  =======
Institutional Class Shares
  Shares Issued......................... $ 1,922,986   96,220  $ 2,738,417  122,334
  Shares Issued in Lieu of Cash
   Distributions........................     353,719   17,629      299,961   14,250
  Shares Redeemed.......................  (1,368,182) (67,152)  (1,098,528) (49,444)
                                         -----------  -------  -----------  -------
Net Increase (Decrease) --
  Institutional Class Shares............ $   908,523   46,697  $ 1,939,850   87,140
                                         ===========  =======  ===========  =======


                                                  YEAR                   YEAR
                                                 ENDED                  ENDED
                                                OCT. 31,               OCT. 31,
                                                  2016                   2015
                                         ---------------------  ---------------------
                                            AMOUNT     SHARES      AMOUNT     SHARES
                                         -----------  --------  -----------  --------
EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
  Shares Issued......................... $    26,972     1,227  $    30,224     1,180
  Shares Issued in Lieu of Cash
   Distributions........................       2,365       110        1,822        79
  Shares Redeemed.......................     (15,075)     (714)     (36,071)   (1,484)
                                         -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2
  Shares................................ $    14,262       623  $    (4,025)     (225)
                                         ===========  ========  ===========  ========
Institutional Class Shares
  Shares Issued......................... $ 2,794,365   131,949  $ 3,605,561   146,249
  Shares Issued in Lieu of Cash
   Distributions........................     413,784    19,201      330,322    14,260
  Shares Redeemed.......................  (3,524,430) (162,649)  (4,083,777) (163,185)
                                         -----------  --------  -----------  --------
Net Increase (Decrease) --
  Institutional Class Shares............ $  (316,281)  (11,499) $  (147,894)   (2,676)
                                         ===========  ========  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: Enhanced U.S. Large Company Portfolio, International Equity Portfolios and Selectively Hedged Global Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Enhanced U.S. Large Company Portfolio may also enter into forward currency contracts to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2016, the Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                                                                                           UNREALIZED
                                                                                VALUE AT     FOREIGN
SETTLEMENT  CURRENCY                                                 CONTRACT  OCTOBER 31,  EXCHANGE
   DATE     AMOUNT*        CURRENCY             COUNTERPARTY          AMOUNT      2016     GAIN (LOSS)
---------- ----------  ----------------- --------------------------- --------  ----------- -----------
 11/04/16      (8,024) Canadian Dollar   Bank of America Corp.       $ (6,085)  $ (5,983)     $102
 12/01/16     (12,226) Denmark Krone     Citibank, N.A.                (1,787)    (1,807)      (20)
 11/02/16      21,610  Euro              Citibank, N.A.                23,649     23,722        73
 11/02/16     (21,610) Euro              JP Morgan                    (24,311)   (23,723)      588
 12/05/16     (21,951) Euro              Citibank, N.A.               (24,055)   (24,130)      (75)
 11/30/16     (69,716) Hong Kong Dollar  ANZ Securities                (8,989)    (8,990)       (1)
 12/01/16  (2,314,926) Japanese Yen      Citibank, N.A.               (22,115)   (22,095)       20
 11/22/16     (23,113) Swedish Krona     Citibank, N.A.                (2,625)    (2,561)       64
 11/29/16      (5,768) Swiss Franc       State Street Bank and Trust   (5,817)    (5,837)      (20)
 11/22/16     (11,511) UK Pound Sterling State Street Bank and Trust  (14,013)   (14,095)      (82)
                                                                     --------   --------      ----
                                                                     $(86,148)  $(85,499)     $649
                                                                     ========   ========      ====

* Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- --------- -------- ----------- ----------
Enhanced U.S. Large
  Company Portfolio...... S&P 500 Emini Index(R)   12/16/16    2,258   $239,359    $252         --
                                                                       --------    ----         --
                                                                       $239,359    $252         --
                                                                       ========    ====         ==

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
U.S. Targeted Value
  Portfolio......... S&P 500 Emini Index(R)   12/16/16     760    $80,564    $(2,039)    $3,420
                                                                  -------    -------     ------
                                                                  $80,564    $(2,039)    $3,420
                                                                  =======    =======     ======

                                              EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                           DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      ----------------------- ---------- --------- -------- ----------- ----------
U.S. Small Cap Value
  Portfolio.......... S&P 500 Emini Index(R)   12/16/16    2,738   $290,242   $(3,946)   $12,321
                                                                   --------   -------    -------
                                                                   $290,242   $(3,946)   $12,321
                                                                   ========   =======    =======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Core Equity 1
  Portfolio........ S&P 500 Emini Index(R)   12/16/16    1,120   $118,726   $(3,224)    $5,040
                                                                 --------   -------     ------
                                                                 $118,726   $(3,224)    $5,040
                                                                 ========   =======     ======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Core Equity 2
  Portfolio........ S&P 500 Emini Index(R)   12/16/16    1,260   $133,566   $(3,630)    $5,670
                                                                 --------   -------     ------
                                                                 $133,566   $(3,630)    $5,670
                                                                 ========   =======     ======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Vector Equity
  Portfolio........ S&P 500 Emini Index(R)   12/16/16     290    $30,741     $(835)     $1,305
                                                                 -------     -----      ------
                                                                 $30,741     $(835)     $1,305
                                                                 =======     =====      ======

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
U.S. Small Cap
  Portfolio......... Russell 2000 Index(R)    12/16/16     552    $ 65,649   $(3,300)    $3,028
U.S. Small Cap
  Portfolio......... S&P 500 Emini Index(R)   12/16/16     588      62,331      (990)     2,875
                                                                  --------   -------     ------
                                                                  $127,980   $(4,290)    $5,903
                                                                  ========   =======     ======

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
U.S. Micro Cap
  Portfolio......... Russell 2000 Index(R)    12/16/16     196    $23,310    $(1,224)    $1,055
U.S. Micro Cap
  Portfolio......... S&P 500 Emini Index(R)   12/16/16     345     36,572       (438)     1,654
                                                                  -------    -------     ------
                                                                  $59,882    $(1,662)    $2,709
                                                                  =======    =======     ======

                                                    EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                 DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                            ----------------------- ---------- --------- -------- ----------- ----------
DFA Real Estate Securities
  Portfolio................ S&P 500 Emini Index(R)   12/16/16     536    $56,819    $(1,518)    $2,412
                                                                         -------    -------     ------
                                                                         $56,819    $(1,518)    $2,412
                                                                         =======    =======     ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                         ------------------------ ---------- --------- -------- ----------- ----------
Large Cap International
  Portfolio............. MINI MSCI EAFE Index(R)   12/16/16     190    $15,824     $(579)     $  735
Large Cap International
  Portfolio............. S&P 500 Emini Index(R)    12/16/16     150     15,901      (291)        738
                                                                       -------     -----      ------
                                                                       $31,725     $(870)     $1,473
                                                                       =======     =====      ======

                                                   EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                           ----------------------- ---------- --------- -------- ----------- ----------
International Core Equity
  Portfolio............... S&P 500 Emini Index(R)   12/16/16    1,340   $142,047   $(2,948)    $6,030
                                                                        --------   -------     ------
                                                                        $142,047   $(2,948)    $6,030
                                                                        ========   =======     ======

                                                    EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                  DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                             -------------------    ---------- --------- -------- ----------- ----------
International Small Company
  Portfolio................. Russell 2000 Index(R)   12/16/16     270    $32,111    $(1,548)    $1,450
International Small Company
  Portfolio................. S&P 500 Emini Index(R)  12/16/16     505     53,533     (1,240)     2,416
                                                                         -------    -------     ------
                                                                         $85,644    $(2,788)    $3,866
                                                                         =======    =======     ======

                                                EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                        ----------------------- ---------- --------- -------- ----------- ----------
DFA International Real
  Estate Securities
  Portfolio............ S&P 500 Emini Index(R)   12/16/16     275    $29,151     $(304)     $1,238
                                                                     -------     -----      ------
                                                                     $29,151     $(304)     $1,238
                                                                     =======     =====      ======

                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                         ----------------------- ---------- --------- -------- ----------- ----------
DFA International Small
  Cap Value Portfolio... Russell 2000 Index(R)    12/16/16      100   $ 11,893   $  (621)    $  513
DFA International Small
  Cap Value Portfolio... S&P 500 Emini Index(R)   12/16/16    1,125    119,256    (2,837)     5,140
                                                                      --------   -------     ------
                                                                      $131,149   $(3,458)    $5,653
                                                                      ========   =======     ======

                                                   EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                           ----------------------- ---------- --------- -------- ----------- ----------
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Emini Index(R)   12/16/16     127    $13,463     $(348)      $572
                                                                        -------     -----       ----
                                                                        $13,463     $(348)      $572
                                                                        =======     =====       ====

                                               EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                            DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                       ----------------------- ---------- --------- -------- ----------- ----------
Emerging Markets Core  MINI MSCI Emerging
  Equity Portfolio....   Markets Index(R)       12/16/16      650   $ 29,364   $  (206)    $1,256
Emerging Markets Core
  Equity Portfolio.... S&P 500 Emini Index(R)   12/16/16    1,238    131,234    (3,241)     5,615
                                                                    --------   -------     ------
                                                                    $160,598   $(3,447)    $6,871
                                                                    ========   =======     ======

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                          FORWARD
                                                         CURRENCY
                                                         CONTRACTS FUTURES
    Enhanced U.S. Large Company Portfolio...............       --  $206,092
    U.S. Targeted Value Portfolio.......................       --    54,741
    U.S. Small Cap Value Portfolio......................       --   204,770
    U.S. Core Equity 1 Portfolio........................       --    83,185
    U.S. Core Equity 2 Portfolio........................       --    93,600
    U.S. Vector Equity Portfolio........................       --    21,552
    U.S. Small Cap Portfolio............................       --    94,517
    U.S. Micro Cap Portfolio............................       --    40,166
    DFA Real Estate Securities Portfolio................       --    42,383
    Large Cap International Portfolio *................. $  1,268    19,922
    International Core Equity Portfolio *...............      695   104,335
    International Small Company Portfolio...............       --    69,319
    DFA International Real Estate Securities Portfolio*.      349    26,287
    DFA International Small Cap Value Portfolio *.......      914   115,375
    International Vector Equity Portfolio *.............      211        --
    World ex U.S. Targeted Value Portfolio *............        7        --
    World ex U.S. Core Equity Portfolio *...............      174        --
    Selectively Hedged Global Equity Portfolio..........  106,282    12,902
    Emerging Markets Core Equity Portfolio *............      606   122,171

* The Portfolio had derivative activity during the period but it did not have open forward currency contract positions at October 31, 2016.

   Securities have been segregated as collateral for open futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2016:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                                 ASSET DERIVATIVES VALUE
                                          ------------------------------------
                                            TOTAL VALUE     FOREIGN
                                                 AT        EXCHANGE    EQUITY
                                          OCTOBER 31, 2016 CONTRACTS CONTRACTS*
                                          ---------------- --------- ----------
Enhanced U.S. Large Company Portfolio....     $   252           --    $   252
Selectively Hedged Global Equity
  Portfolio..............................         847        $ 847         --

                                               LIABILITY DERIVATIVES VALUE
                                          ------------------------------------
                                            TOTAL VALUE     FOREIGN
                                                 AT        EXCHANGE    EQUITY
                                          OCTOBER 31, 2016 CONTRACTS CONTRACTS*
                                          ---------------- --------- ----------
U.S. Targeted Value Portfolio............     $(2,039)          --    $(2,039)
U.S. Small Cap Value Portfolio...........      (3,946)          --     (3,946)
U.S. Core Equity 1 Portfolio.............      (3,224)          --     (3,224)
U.S. Core Equity 2 Portfolio.............      (3,630)          --     (3,630)
U.S. Vector Equity Portfolio.............        (835)          --       (835)
U.S. Small Cap Portfolio.................      (4,290)          --     (4,290)
U.S. Micro Cap Portfolio.................      (1,662)          --     (1,662)
DFA Real Estate Securities Portfolio.....      (1,518)          --     (1,518)
Large Cap International Portfolio........        (870)          --       (870)
International Core Equity Portfolio......      (2,948)          --     (2,948)
International Small Company Portfolio....      (2,788)          --     (2,788)
DFA International Real Estate Securities
  Portfolio..............................        (304)          --       (304)
DFA International Small Cap Value
  Portfolio..............................      (3,458)          --     (3,458)
Selectively Hedged Global Equity
  Portfolio..............................        (546)       $(198)      (348)
Emerging Markets Core Equity Portfolio...      (3,447)          --     (3,447)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures Change in Unrealized
                              Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                          REALIZED GAIN (LOSS) ON
                                                DERIVATIVES
                                        ---------------------------
                                                 FOREIGN
                                                EXCHANGE   EQUITY
                                         TOTAL  CONTRACTS CONTRACTS
                                        ------- --------- ---------
            Enhanced U.S. Large
              Company Portfolio........ $ 7,848    --      $ 7,848
            U.S. Large Cap Value
              Portfolio................  17,635    --       17,635
            U.S. Targeted Value
              Portfolio................   6,695    --        6,695
            U.S. Small Cap Value
              Portfolio................  42,945    --       42,945
            U.S. Core Equity 1
              Portfolio................  14,545    --       14,545

                                                 REALIZED GAIN (LOSS) ON
                                                       DERIVATIVES
                                               ---------------------------
                                                           FOREIGN
                                                          EXCHANGE   EQUITY
                                                TOTAL     CONTRACTS CONTRACTS
                                               -------    --------- ---------
     U.S. Core Equity 2 Portfolio............. $16,424        --     $16,424
     U.S. Vector Equity Portfolio.............   3,911        --       3,911
     U.S. Small Cap Portfolio.................  18,220        --      18,220
     U.S. Micro Cap Portfolio.................   4,507        --       4,507
     DFA Real Estate Securities Portfolio.....   6,786        --       6,786
     Large Cap International Portfolio........   2,586      $ (1)      2,587
     International Core Equity Portfolio......  19,272        (3)     19,275
     International Small Company Portfolio....  17,796        --      17,796
     Continental Small Company Portfolio......      50        --          50
     DFA International Real Estate Securities
       Portfolio..............................   4,480        48       4,432
     DFA Global Real Estate Securities
       Portfolio..............................     757        --         757
     DFA International Small Cap Value
       Portfolio..............................  29,244        27      29,217
     International Vector Equity Portfolio....     138       (44)        182
     World ex U.S. Value Portfolio............     112        --         112
     World ex U.S. Targeted Value Portfolio...       8         8          --
     World ex U.S. Core Equity Portfolio......    (629)       --        (629)
     Selectively Hedged Global Equity
       Portfolio..............................   2,131       371       1,760
     Emerging Markets Portfolio...............   5,655        --       5,655
     Emerging Markets Small Cap Portfolio.....   4,016        --       4,016
     Emerging Markets Value Portfolio.........  11,373        --      11,373
     Emerging Markets Core Equity Portfolio...  30,116        --      30,116

                                                   CHANGE IN UNREALIZED
                                               APPRECIATION (DEPRECIATION) ON
                                                       DERIVATIVES
                                               ---------------------------
                                                           FOREIGN
                                                          EXCHANGE   EQUITY
                                                TOTAL     CONTRACTS CONTRACTS
                                               -------    --------- ---------
     Enhanced U.S. Large Company Portfolio.... $  (557)       --     $  (557)
     U.S. Large Cap Value Portfolio...........  (3,292)       --      (3,292)
     U.S. Targeted Value Portfolio............  (2,039)       --      (2,039)
     U.S. Small Cap Value Portfolio...........  (3,946)       --      (3,946)
     U.S. Core Equity 1 Portfolio.............  (3,224)       --      (3,224)
     U.S. Core Equity 2 Portfolio.............  (3,630)       --      (3,630)
     U.S. Vector Equity Portfolio.............    (835)       --        (835)
     U.S. Small Cap Portfolio.................  (4,290)       --      (4,290)
     U.S. Micro Cap Portfolio.................  (1,662)       --      (1,662)
     DFA Real Estate Securities Portfolio.....  (1,518)       --      (1,518)
     Large Cap International Portfolio........    (870)       --        (870)
     International Core Equity Portfolio......  (2,948)       --      (2,948)
     International Small Company Portfolio....  (2,771)       --      (2,771)
     Continental Small Company Portfolio......       2        --           2
     DFA International Real Estate Securities
       Portfolio..............................    (304)       --        (304)
     DFA International Small Cap Value
       Portfolio..............................  (3,458)       --      (3,458)
     World ex U.S. Value Portfolio............     (19)       --         (19)
     Selectively Hedged Global Equity
       Portfolio..............................    (559)     $541      (1,100)
     Emerging Markets Portfolio...............    (263)       --        (263)
     Emerging Markets Small Cap Portfolio.....     286        --         286
     Emerging Markets Value Portfolio.........    (391)       --        (391)
     Emerging Markets Core Equity Portfolio...  (3,447)       --      (3,447)

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2016 (Amounts in thousands):

                                 NET                                                   NET
                               AMOUNTS                                               AMOUNTS
                                 OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                               ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                              PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                    GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
                  AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ----------------------
                  RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                    ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION          (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------       ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                         ASSETS                                             LIABILITIES
                  ---------------------------------------------------- -----------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
Forward Currency
 Contracts.......    $847       $847        $(95)        --      $752     $198        $198        $(95)        --      $103

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note K contains information regarding securities lending amounts that are subject to netting arrangements.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

For the year ended October 31, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                       ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity
  Portfolio...........     1.04%       $ 2,324         29        $ 2       $  8,804
U.S. Targeted Value
  Portfolio...........     1.05%        12,631          5          2         19,633
U.S. Vector Equity
  Portfolio...........     0.87%         1,177          3         --          1,177
Large Cap
  International
  Portfolio...........     1.13%         2,459          3         --          4,761
International Core
  Equity Portfolio....     1.10%        32,535         13         13         55,150
International Small
  Company Portfolio...     1.00%         3,790         13          1         18,387
DFA International
  Small Cap Value
  Portfolio...........     1.04%        31,688          8          7         61,254
International Vector
  Equity Portfolio....     1.12%         3,589         32          4          8,719
World ex U.S. Value
  Portfolio...........     1.08%           313         62          1          3,180
World ex U.S.
  Targeted Value
  Portfolio...........     1.09%         2,620         50          4          7,642
World ex U.S. Core
  Equity Portfolio....     0.94%         2,673         10          1          5,264
World Core Equity
  Portfolio...........     1.08%         1,089         20          1          4,841
Emerging Markets Core
  Equity Portfolio....     0.94%        36,977         28         26        121,214

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by Portfolios under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain Portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the year ended October 31, 2016.

J. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                     PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                     --------- -------- --------------------
U.S. Large Cap Equity Portfolio.............. $ 27,570  $ 24,560       $ (2,752)
U.S. Targeted Value Portfolio................  198,462   258,264         33,497
U.S. Small Cap Value Portfolio...............   41,485   529,351         56,512
U.S. Core Equity 1 Portfolio.................  204,530   143,651        (15,380)
U.S. Core Equity 2 Portfolio.................  254,997   140,170          1,373
U.S. Vector Equity Portfolio.................   46,739    54,146         11,343
U.S. Small Cap Portfolio.....................  327,605    83,496         20,824
U.S. Micro Cap Portfolio.....................   94,240   118,943         54,866
DFA Real Estate Securities Portfolio.........    4,311     2,083            423
Large Cap International Portfolio............   53,749    61,512         (1,108)
International Core Equity Portfolio..........  203,108   255,730           (922)
DFA Global Real Estate Securities Portfolio..    1,678        --             --
DFA International Small Cap Value Portfolio..  385,406   444,880         41,282
International Vector Equity Portfolio........   20,229    22,944            (79)
World ex U.S. Targeted Value Portfolio.......    6,070    10,962            545
World ex U.S. Core Equity Portfolio..........   15,173    16,486           (232)
Emerging Markets Core Equity Portfolio.......   14,853    15,515         (1,558)

K. SECURITIES LENDING:

   As of October 31, 2016, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                    MARKET  UNINVESTED
                                                    VALUE      CASH
                                                   -------- ----------
          U.S. Large Cap Equity Portfolio......... $  9,409       --
          U.S. Targeted Value Portfolio...........  367,153       --
          U.S. Small Cap Value Portfolio..........  194,743       --
          U.S. Core Equity 1 Portfolio............  622,368       --
          U.S. Core Equity 2 Portfolio............  561,339       --
          U.S. Vector Equity Portfolio............  163,776       --
          U.S. Small Cap Portfolio................  232,046       --
          U.S. Micro Cap Portfolio................   83,144       --
          DFA Real Estate Securities Portfolio....  146,276       --
          Large Cap International Portfolio.......    9,368       --
          International Core Equity Portfolio.....   65,844       --
          DFA International Real Estate
            Securities Portfolio..................    5,917       --
          DFA International Small Cap Value
            Portfolio.............................   20,275   $1,382
          International Vector Equity Portfolio...    5,330       --
          World ex U.S. Targeted Value Portfolio..    1,907       --
          World ex U.S. Core Equity Portfolio.....   14,969      110
          Emerging Markets Core Equity............  651,321       --

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the

Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                              REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                           AS OF OCTOBER 31, 2016
                                        ------------------------------------------------------------
                                        OVERNIGHT AND             BETWEEN
                                         CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                        -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE CAP EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants........ $   46,037,222    --         --         --    $   46,037,222
U.S. TARGETED VALUE PORTFOLIO
 Common Stocks.........................  1,240,541,205    --         --         --     1,240,541,205
DFA REAL ESTATE SECURITIES PORTFOLIO
 Common Stocks.........................    461,556,560    --         --         --       461,556,560
INTERNATIONAL CORE EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants........  1,236,637,558    --         --         --     1,236,637,558
EMERGING MARKETS CORE EQUITY PORTFOLIO
 Common Stocks.........................  1,040,127,894    --         --         --     1,040,127,884
DFA GLOBAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks.........................     34,027,679    --         --         --        34,027,679
WORLD EX U.S. TARGETED VALUE PORTFOLIO
 Common Stocks.........................      7,145,456    --         --         --         7,145,456
U.S. CORE EQUITY 1 PORTFOLIO
 Common Stocks, Rights/Warrants........  1,416,230,536    --         --         --     1,416,230,536
U.S. CORE EQUITY 2 PORTFOLIO
 Common Stocks, Rights/Warrants........  1,865,189,843    --         --         --     1,865,189,843
INTERNATIONAL VECTOR EQUITY PORTFOLIO
 Common Stocks.........................    144,254,351    --         --         --       144,254,351
LARGE CAP INTERNATIONAL PORTFOLIO
 Common Stocks.........................    207,774,454    --         --         --       207,774,454
DFA INTERNATIONAL SMALL CAP VALUE
  PORTFOLIO
 Common Stocks.........................    947,512,927    --         --         --       947,512,927

                                                REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                             AS OF OCTOBER 31, 2016
                                          ------------------------------------------------------------
                                          OVERNIGHT AND             BETWEEN
                                           CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                          -------------- -------- ------------ -------- --------------
DFA INTERNATIONAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks........................... $  157,926,434    --         --         --    $  157,926,434
U.S. VECTOR EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants..........    509,342,336    --         --         --       509,342,336
U.S. SMALL CAP PORTFOLIO
 Common Stocks, Rights/Warrants..........  2,565,604,574    --         --         --     2,565,604,574
U.S. SMALL CAP VALUE PORTFOLIO
 Common Stocks...........................  1,802,024,349    --         --         --     1,802,024,349
U.S. MICRO CAP PORTFOLIO
 Common Stocks, Rights/Warrants..........    804,805,059    --         --         --       804,805,059
WORLD EX U.S. CORE EQUITY PORTFOLIO
 Common Stocks...........................    101,533,454    --         --         --       101,533,454

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. IN-KIND REDEMPTIONS:

   During the year ended October 31, 2016, the following Portfolio realized net gains (losses) on in-kind redemptions as follows:

              DFA International Small Cap Value Portfolio. 29,398

O. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                             APPROXIMATE
                                                                              PERCENTAGE
                                                                NUMBER OF   OF OUTSTANDING
                                                               SHAREHOLDERS     SHARES
                                                               ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional
  Class Shares................................................      4             76%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.      3             94%
U.S. Large Cap Value Portfolio -- Institutional Class Shares..      3             72%
U.S. Targeted Value Portfolio -- Class R1 Shares..............      4             86%
U.S. Targeted Value Portfolio -- Class R2 Shares..............      7             80%

                                                                                   APPROXIMATE
                                                                                    PERCENTAGE
                                                                      NUMBER OF   OF OUTSTANDING
                                                                     SHAREHOLDERS     SHARES
                                                                     ------------ --------------
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             58%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      3             58%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      6             82%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      6             85%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      4             87%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             51%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      5             79%
DFA Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             79%
Large Cap International Portfolio -- Institutional Class Shares.....      3             68%
International Core Equity Portfolio.................................      4             73%
International Small Company Portfolio -- Institutional
  Class Shares......................................................      4             61%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             86%
Asia Pacific Small Company Portfolio -- Institutional
  Class Shares......................................................      3             89%
United Kingdom Small Company Portfolio -- Institutional
  Class Shares......................................................      4             92%
Continental Small Company Portfolio -- Institutional
  Class Shares......................................................      4             95%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             88%
DFA Global Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      3             72%
DFA International Small Cap Value Portfolio -- Institutional
  Class Shares......................................................      4             68%
International Vector Equity Portfolio -- Institutional
  Class Shares......................................................      4             91%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      5             84%
World ex U.S. Targeted Value Portfolio -- Institutional
  Class Shares......................................................      3             99%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares...      3             81%
World Core Equity Portfolio.........................................      5             90%
Selectively Hedged Global Equity Portfolio -- Institutional
  Class Shares......................................................      4             95%
Emerging Markets Portfolio -- Institutional Class Shares............      4             68%
Emerging Markets Small Cap Portfolio -- Institutional
  Class Shares......................................................      3             52%
Emerging Markets Value Portfolio -- Class R2 Shares.................      2             90%
Emerging Markets Value Portfolio -- Institutional Class Shares......      2             33%
Emerging Markets Core Equity Portfolio -- Institutional
  Class Shares......................................................      3             59%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodians, brokers and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                              % BREAKDOWN OF DISTRIBUTION SOURCES
                                       -------------------------------------------------
                                          NET      NET REALIZED   NET REALIZED
                                       INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                           INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                         ---------- -------------- -------------- ---------
Enhanced U.S. Large Company Portfolio
   December 16, 2015..................     76%          0%             0%          24%
U.S. Large Cap Equity Portfolio
   December 16, 2015..................     91%          0%             0%           9%
U.S. Large Cap Value Portfolio
   December 16, 2015..................     90%          0%             0%          10%
U.S. Targeted Value Portfolio
   December 16, 2015..................     87%          0%             0%          13%
U.S. Small Cap Value Portfolio
   December 16, 2015..................     57%          0%             0%          43%
   March 30, 2016.....................     36%          0%             0%          64%
   June 29, 2016......................     42%          0%             0%          58%
U.S. Core Equity 1 Portfolio
   December 15, 2015..................     87%          0%             0%          13%
U.S. Core Equity 2 Portfolio
   December 15, 2015..................     89%          0%             0%          11%
U.S. Vector Equity Portfolio
   December 16, 2015..................     88%          0%             0%          12%
U.S. Small Cap Portfolio
   December 16, 2015..................     81%          0%             0%          19%
   March 30, 2016.....................     98%          0%             0%           2%
   June 29, 2016......................     97%          0%             0%           3%
U.S. Micro Cap Portfolio
   December 16, 2015..................     71%          0%             0%          29%
   March 30, 2016.....................     74%          0%             0%          26%
   June 29, 2016......................     72%          0%             0%          28%
Large Cap International Portfolio
   December 15, 2015..................     72%          0%             0%          28%
   June 29, 2016......................     97%          0%             0%           3%
International Core Equity Portfolio
   December 15, 2015..................     65%          0%             0%          35%
   June 29, 2016......................     99%          0%             0%           1%
International Small Company Portfolio
   December 16, 2015..................     38%          0%             0%          62%
   March 30, 2016.....................      9%          0%             0%          91%
   June 29, 2016......................     51%          0%             0%          49%
   September 29, 2016.................     22%          0%             0%          78%
Japanese Small Company Portfolio
   December 16, 2015..................     21%          0%             0%          79%

                                                           % BREAKDOWN OF DISTRIBUTION SOURCES
                                                    ------------------------------------------------
                                                       NET      NET REALIZED   NET REALIZED
                                                    INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                                        INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                                      ---------- -------------- -------------- ---------
Asia Pacific Small Company Portfolio
   December 16, 2015...............................      8%          0%             0%           92%
United Kingdom Small Company Portfolio
   December 16, 2015...............................     52%          0%             0%           48%
   March 30, 2016..................................     45%          0%             0%           55%
   June 29, 2016...................................     39%          0%             0%           61%
Continental Small Company Portfolio
   December 16, 2015...............................     52%          0%             0%           48%
   March 30, 2016..................................     78%          0%             0%           22%
   June 29, 2016...................................     98%          0%             0%            2%
DFA International Real Estate Securities Portfolio
   December 15, 2015...............................      0%          0%             0%          100%
DFA Global Real Estate Securities Portfolio
   December 16, 2015...............................     98%          0%             0%            2%
DFA International Small Cap Value Portfolio
   December 15, 2015...............................     33%          0%             0%           67%
   March 30, 2016..................................      0%          0%             0%          100%
   June 29, 2016...................................     37%          0%             0%           63%
   September 29, 2016..............................      0%          0%             0%          100%
International Vector Equity Portfolio
   December 15, 2015...............................     67%          0%             0%           33%
   June 29, 2016...................................     96%          0%             0%            4%
World ex U.S. Value Portfolio
   December 16, 2015...............................     75%          0%             0%           25%
   June 29, 2016...................................     95%          0%             0%            5%
World ex U.S. Targeted Value Portfolio
   December 16, 2015...............................     44%          0%             0%           56%
   June 29, 2016...................................     98%          0%             0%            2%
World ex U.S. Core Equity Portfolio
   December 16, 2015...............................     85%          0%             0%           15%
World Core Equity Portfolio
   March 30, 2016..................................     99%          0%             0%            1%
   June 29, 2016...................................    100%          0%             0%            0%*
Selectively Hedged Global Equity Portfolio
   December 16, 2015...............................     99%          0%             0%            1%
Emerging Markets Portfolio
   December 16, 2015...............................     30%          0%             0%           70%
   March 30, 2016..................................      0%          0%             0%          100%
   June 29, 2016...................................     75%          0%             0%           25%
Emerging Markets Small Cap Portfolio
   December 16, 2015...............................     35%          0%             0%           65%
   March 30, 2016..................................      0%          0%             0%          100%
   June 29, 2016...................................     24%          0%             0%           76%
Emerging Markets Value Portfolio
   December 16, 2015...............................     20%          0%             0%           80%
   March 30, 2016..................................      0%          0%             0%          100%
   June 29, 2016...................................      0%          0%             0%          100%
   September 29, 2016..............................      1%          0%             0%           99%

                                               % BREAKDOWN OF DISTRIBUTION SOURCES
                                        -------------------------------------------------
                                           NET      NET REALIZED   NET REALIZED
                                        INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                            INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                          ---------- -------------- -------------- ---------
Emerging Markets Core Equity Portfolio
   December 15, 2015...................     34%          0%             0%          66%
   March 30, 2016......................      5%          0%             0%          95%
   June 29, 2016.......................     79%          0%             0%          21%

* Amount is less than 1%.

Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
BLOOMBERG COMMODITY INDEX TOTAL RETURN
NOVEMBER 9, 2010-OCTOBER 31, 2016

                                    [CHART]


                DFA Commodity Strategy       Bloomberg Commodity Index
                       Portfolio                   Total Return
                ----------------------       -------------------------
    11/9/2010           $10,000                     $10,000
   11/30/2010             9,480                       9,414
   12/31/2010            10,464                      10,420
    1/31/2011            10,584                      10,525
    2/28/2011            10,804                      10,664
    3/31/2011            11,010                      10,884
    4/30/2011            11,440                      11,261
    5/31/2011            10,889                      10,691
    6/30/2011            10,337                      10,152
    7/31/2011            10,678                      10,452
    8/31/2011            10,788                      10,557
    9/30/2011             9,187                       9,001
   10/31/2011             9,798                       9,597
   11/30/2011             9,538                       9,384
   12/31/2011             9,199                       9,032
    1/31/2012             9,480                       9,256
    2/29/2012             9,752                       9,506
    3/31/2012             9,360                       9,112
    4/30/2012             9,299                       9,074
    5/31/2012             8,494                       8,245
    6/30/2012             8,889                       8,698
    7/31/2012             9,494                       9,261
    8/31/2012             9,676                       9,381
    9/30/2012             9,840                       9,541
   10/31/2012             9,497                       9,171
   11/30/2012             9,547                       9,176
   12/31/2012             9,321                       8,937
    1/31/2013             9,544                       9,151
    2/28/2013             9,169                       8,777
    3/31/2013             9,229                       8,836
    4/30/2013             8,996                       8,590
    5/31/2013             8,763                       8,397
    6/30/2013             8,304                       8,001
    7/31/2013             8,436                       8,110
    8/31/2013             8,730                       8,386
    9/30/2013             8,529                       8,172
   10/31/2013             8,438                       8,051
   11/30/2013             8,397                       7,987
   12/31/2013             8,473                       8,086
    1/31/2014             8,565                       8,110
    2/28/2014             9,156                       8,616
    3/31/2014             9,200                       8,651
    4/30/2014             9,435                       8,862
    5/31/2014             9,200                       8,607
    6/30/2014             9,271                       8,658
    7/31/2014             8,822                       8,227
    8/31/2014             8,750                       8,141
    9/30/2014             8,208                       7,634
   10/31/2014             8,178                       7,573
   11/30/2014             7,789                       7,265
   12/31/2014             7,234                       6,711
    1/31/2015             7,028                       6,486
    2/28/2015             7,203                       6,654
    3/31/2015             6,853                       6,312
    4/30/2015             7,234                       6,674
    5/31/2015             7,028                       6,494
    6/30/2015             7,141                       6,606
    7/31/2015             6,378                       5,904
    8/31/2015             6,306                       5,850
    9/30/2015             6,120                       5,650
   10/31/2015             6,120                       5,625
   11/30/2015             5,686                       5,217
   12/31/2015             5,509                       5,056
    1/31/2016             5,437                       4,971
    2/29/2016             5,364                       4,890
    3/31/2016             5,611                       5,077
    4/30/2016             6,056                       5,509
    5/31/2016             6,046                       5,499
    6/30/2016             6,334                       5,726
    7/31/2016             6,044                       5,433
    8/31/2016             5,930                       5,337               Past performance is not predictive of
    9/30/2016             6,124                       5,505               future performance.
   10/31/2016             6,104                       5,478               The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE          SINCE             would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS       INCEPTION           redemption of fund shares.
         -----------------------------------------------------------      Bloomberg Barclays data provided by
                              -0.26%      -9.03%       -7.93%             Bloomberg.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 COMMODITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2016

   During the fiscal year ended October 31, 2016, the Bloomberg Commodity Index Total Return returned -2.62%. Sectors with significant declines included energy, which returned -18.5% and livestock, which returned -21.4%. Among sectors with positive returns, precious metals led at 11.22%, followed by industrial metals at 7.75% and agriculture at 3.26%.

DFA COMMODITY STRATEGY PORTFOLIO

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments such as commodity swap contracts, commodity futures and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Bloomberg Commodity Index Total Return, the Portfolio's benchmark. In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional identifies a broadly diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated term premium is greater for longer-term securities in the eligible maturity range, Dimensional will generally focus investment in that longer-term area; otherwise, the Portfolio will generally focus investment in the short-term range of the eligible maturity range.

   The Portfolio, through the Dimensional Cayman Commodity Fund I LTD, gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 22 commodities included in the benchmark, whose returns for the period ranged from -29.22% (Kansas wheat) to 42.08% (sugar). During the period, the average duration of the Portfolio's fixed income securities decreased to 1.72 years from 1.84 years.

   For the 12 months ended October 31, 2016, the total return was -0.26% for the Portfolio and -2.62% for the Bloomberg Commodity Index Total Return. The Portfolio's outperformance relative to the benchmark was attributable to differences in the management of commodity rolls, commodity curve positioning and investment in short-term investment grade fixed income securities during a period of falling interest rates and narrowing credit spreads.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           SIX MONTHS ENDED OCTOBER 31, 2016
   EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/16  10/31/16    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   DFA COMMODITY STRATEGY PORTFOLIO
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,007.80    0.33%    $1.67
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.48    0.33%    $1.68

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA COMMODITY STRATEGY PORTFOLIO
              Corporate....................................  46.0%
              Government...................................  31.1%
              Foreign Corporate............................  18.9%
              Foreign Government...........................   3.7%
              Supranational................................   0.3%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
BONDS -- (64.7%)
AUSTRALIA -- (1.9%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 06/13/17............................. $ 8,000 $ 8,008,768
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................   5,000   5,006,750
    5.400%, 03/29/17.............................   1,000   1,016,800
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................   2,000   2,010,460
    2.300%, 09/06/19.............................   5,100   5,176,627
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................   5,000   5,107,495
Westpac Banking Corp.
    2.000%, 08/14/17.............................   3,000   3,017,949
    2.250%, 07/30/18.............................   3,200   3,240,125
                                                          -----------
TOTAL AUSTRALIA..................................          32,584,974
                                                          -----------

BELGIUM -- (0.7%)
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................   5,000   5,075,900
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   6,000   6,012,060
                                                          -----------
TOTAL BELGIUM....................................          11,087,960
                                                          -----------

CANADA -- (5.5%)
Bank of Montreal
    2.375%, 01/25/19.............................  15,620  15,870,795
Canadian National Railway Co.
    1.450%, 12/15/16.............................     264     264,137
Ontario, Province of Canada
    1.100%, 10/25/17.............................  10,000  10,004,190
    1.200%, 02/14/18.............................  15,000  15,014,925
Royal Bank of Canada
    1.500%, 01/16/18.............................   6,180   6,190,772
    2.200%, 07/27/18.............................   1,005   1,017,629
    1.800%, 07/30/18.............................   8,492   8,536,150
Thomson Reuters Corp.
    1.650%, 09/29/17.............................   3,992   4,002,251
    6.500%, 07/15/18.............................   1,000   1,080,871
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................  10,000  10,006,170
    2.125%, 07/02/19.............................  19,850  20,134,887
                                                          -----------
TOTAL CANADA.....................................          92,122,777
                                                          -----------

DENMARK -- (0.9%)
Nordea Bank AB
    2.375%, 04/04/19.............................  15,000  15,236,640
                                                          -----------

FINLAND -- (0.4%)
Municipality Finance P.L.C.
    1.250%, 04/18/19.............................   5,000   4,988,750

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
FINLAND -- (Continued)
    1.750%, 05/21/19............................. $ 1,150 $ 1,162,121
                                                          -----------
TOTAL FINLAND....................................           6,150,871
                                                          -----------

FRANCE -- (2.2%)
BNP Paribas SA
    2.375%, 09/14/17.............................   6,140   6,193,971
BPCE SA
    1.625%, 01/26/18.............................   1,950   1,951,997
Sanofi
    1.250%, 04/10/18.............................   1,800   1,802,821
Societe Generale SA
    2.750%, 10/12/17.............................   7,000   7,090,230
Total Capital Canada, Ltd.
    1.450%, 01/15/18.............................   2,000   2,003,842
Total Capital International SA
    1.550%, 06/28/17.............................   1,040   1,042,406
    2.100%, 06/19/19.............................  16,220  16,492,739
                                                          -----------
TOTAL FRANCE.....................................          36,578,006
                                                          -----------

GERMANY -- (0.9%)
Daimler Finance North America LLC
##  1.650%, 03/02/18.............................  11,290  11,313,235
Deutsche Bank AG
    6.000%, 09/01/17.............................   4,300   4,409,469
                                                          -----------
TOTAL GERMANY....................................          15,722,704
                                                          -----------

IRELAND -- (0.5%)
Actavis, Inc.
    1.875%, 10/01/17.............................   7,500   7,529,610
Medtronic, Inc.
    1.375%, 04/01/18.............................     300     300,650
                                                          -----------
TOTAL IRELAND....................................           7,830,260
                                                          -----------

ITALY -- (0.5%)
Enel Finance International NV
##  6.250%, 09/15/17.............................   4,300   4,473,978
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................   1,500   1,530,269
    3.875%, 01/15/19.............................   2,570   2,644,142
                                                          -----------
TOTAL ITALY......................................           8,648,389
                                                          -----------

JAPAN -- (2.0%)
American Honda Finance Corp.
    1.550%, 12/11/17.............................   6,075   6,108,327
Mizuho Bank, Ltd.
##  1.550%, 10/17/17.............................   7,700   7,700,508
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................   1,034   1,053,848
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................   3,500   3,547,205

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
JAPAN -- (Continued)
Toyota Motor Credit Corp.
    2.000%, 10/24/18............................. $ 4,149 $ 4,202,107
    1.400%, 05/20/19.............................   9,500   9,481,257
    2.125%, 07/18/19.............................   1,080   1,097,753
                                                          -----------
TOTAL JAPAN......................................          33,191,005
                                                          -----------

NETHERLANDS -- (3.3%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................  10,000  10,031,290
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    1.700%, 03/19/18.............................   2,800   2,809,456
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................  13,665  13,844,572
Heineken NV
##  1.400%, 10/01/17.............................   2,500   2,503,265
Koninklijke Philips NV
    5.750%, 03/11/18.............................   6,725   7,117,948
Mylan, Inc.
    1.350%, 11/29/16.............................   7,038   7,039,386
Shell International Finance BV
    1.900%, 08/10/18.............................   4,000   4,039,828
    2.000%, 11/15/18.............................   3,250   3,290,999
    4.300%, 09/22/19.............................   4,875   5,234,117
                                                          -----------
TOTAL NETHERLANDS................................          55,910,861
                                                          -----------

NORWAY -- (0.4%)
Kommunalbanken A.S.
    1.750%, 05/28/19.............................   5,000   5,052,320
Statoil ASA
    1.950%, 11/08/18.............................   1,035   1,045,129
                                                          -----------
TOTAL NORWAY.....................................           6,097,449
                                                          -----------

SPAIN -- (0.7%)
Santander Bank NA
    2.000%, 01/12/18.............................   4,500   4,498,416
Telefonica Emisiones SAU
    6.221%, 07/03/17.............................   2,000   2,062,740
    3.192%, 04/27/18.............................   4,800   4,902,638
                                                          -----------
TOTAL SPAIN......................................          11,463,794
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.3%)
European Bank for Reconstruction & Development
    0.750%, 09/01/17.............................   5,000   5,008,025
                                                          -----------

SWEDEN -- (1.9%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................   4,500   4,508,127
Svensk Exportkredit AB
    1.875%, 06/17/19.............................  17,000  17,228,565
Svenska Handelsbanken AB
    1.625%, 03/21/18.............................   5,000   5,012,335

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SWEDEN -- (Continued)
    2.250%, 06/17/19............................. $ 5,000 $ 5,074,325
                                                          -----------
TOTAL SWEDEN.....................................          31,823,352
                                                          -----------

SWITZERLAND -- (1.1%)
Credit Suisse AG New York
    1.375%, 05/26/17.............................   4,000   3,998,744
Credit Suisse New York
    1.700%, 04/27/18.............................   7,595   7,590,929
UBS AG
    1.800%, 03/26/18.............................   6,900   6,915,711
                                                          -----------
TOTAL SWITZERLAND................................          18,505,384
                                                          -----------

UNITED KINGDOM -- (2.8%)
AstraZeneca P.L.C.
    1.750%, 11/16/18.............................   6,958   6,999,762
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................   5,000   5,000,000
    4.750%, 03/10/19.............................   4,110   4,411,732
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................   1,200   1,200,564
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   3,500   3,510,083
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................   1,028   1,093,565
HSBC USA, Inc.
    1.625%, 01/16/18.............................  10,830  10,836,433
Lloyds Bank P.L.C.
    1.750%, 03/16/18.............................   3,015   3,026,490
    1.750%, 05/14/18.............................   5,000   5,021,770
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................   1,000   1,001,380
    1.625%, 03/20/17.............................   3,951   3,956,452
    1.250%, 09/26/17.............................     750     749,309
                                                          -----------
TOTAL UNITED KINGDOM.............................          46,807,540
                                                          -----------

UNITED STATES -- (38.7%)
Abbott Laboratories
    5.125%, 04/01/19............................. $ 2,835   3,078,365
Air Products & Chemicals, Inc.
    1.200%, 10/15/17.............................     700     700,979
American Express Co.
    7.000%, 03/19/18.............................  12,652  13,602,013
Anthem, Inc.
    5.875%, 06/15/17.............................   3,100   3,186,893
Apple, Inc.
    1.000%, 05/03/18.............................   5,000   4,993,395
    1.100%, 08/02/19.............................   4,045   4,017,276
Assurant, Inc.
    2.500%, 03/15/18.............................     203     205,000
AT&T, Inc.
    2.400%, 03/15/17.............................   5,044   5,069,694
    1.400%, 12/01/17.............................   3,400   3,395,934
    2.300%, 03/11/19.............................     575     580,786
Autodesk, Inc.
    1.950%, 12/15/17.............................   5,650   5,671,651

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Bank of America Corp.
    3.875%, 03/22/17............................. $ 3,600 $ 3,638,408
    2.000%, 01/11/18.............................   1,000   1,005,010
    2.600%, 01/15/19.............................   4,000   4,066,436
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.............................   1,000   1,013,376
BB&T Corp.
    1.450%, 01/12/18.............................   1,250   1,251,665
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   1,500   1,500,225
    1.450%, 05/15/17.............................   2,000   2,004,334
    1.800%, 12/15/17.............................   6,340   6,367,655
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   2,500   2,511,390
    2.100%, 08/14/19.............................   2,800   2,853,654
Boston Scientific Corp.
    2.650%, 10/01/18.............................   1,000   1,019,315
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................   1,000   1,000,255
    2.300%, 10/15/18.............................   2,000   2,030,622
Bristol-Myers Squibb Co.
    0.875%, 08/01/17.............................   1,685   1,682,671
Capital One Bank USA NA
    2.300%, 06/05/19.............................   2,742   2,770,149
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   5,000   5,023,380
    1.700%, 03/15/18.............................   5,239   5,255,309
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................   6,000   6,109,674
    7.050%, 10/01/18.............................   5,000   5,534,915
CF Industries, Inc.
    6.875%, 05/01/18.............................   6,134   6,472,897
Chevron Corp.
    1.345%, 11/15/17.............................   3,435   3,440,362
    1.718%, 06/24/18.............................   1,425   1,434,743
Cisco Systems, Inc.
    1.400%, 02/28/18.............................  14,958  15,014,332
    2.125%, 03/01/19.............................  10,000  10,169,760
Citigroup, Inc.
    1.350%, 03/10/17.............................   2,000   2,002,680
    2.050%, 12/07/18.............................   7,281   7,321,417
    2.550%, 04/08/19.............................     750     763,546
Comcast Corp.
    5.700%, 05/15/18.............................   4,811   5,129,633
Comerica, Inc.
    2.125%, 05/23/19.............................   4,000   4,026,600
ConocoPhillips Co.
    1.050%, 12/15/17.............................   3,000   2,984,670
    1.500%, 05/15/18.............................   6,500   6,505,025
Coventry Health Care, Inc.
    5.950%, 03/15/17.............................   3,309   3,366,158

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
CSX Corp.
    6.250%, 03/15/18............................. $ 5,731 $ 6,125,430
CVS Health Corp.
    2.250%, 12/05/18.............................   7,000   7,096,523
Danaher Corp.
    1.650%, 09/15/18.............................   2,000   2,013,894
Dollar General Corp.
    1.875%, 04/15/18.............................   2,334   2,343,884
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,019   1,021,822
Eastman Chemical Co.
    2.400%, 06/01/17.............................   1,500   1,510,475
eBay, Inc.
    1.350%, 07/15/17.............................   8,000   8,004,520
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................  11,927  12,833,130
Enterprise Products Operating LLC
    1.650%, 05/07/18.............................   5,000   4,997,900
Exxon Mobil Corp.
    1.439%, 03/01/18.............................   8,200   8,229,266
    1.305%, 03/06/18.............................  25,430  25,502,882
Fifth Third Bank
    1.450%, 02/28/18.............................   7,000   6,997,620
Ford Motor Credit Co. LLC
    1.500%, 01/17/17.............................   4,500   4,503,497
    5.000%, 05/15/18.............................   1,500   1,570,187
    2.551%, 10/05/18.............................   5,000   5,060,095
General Mills, Inc.
    5.700%, 02/15/17.............................   5,200   5,269,425
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   8,531   8,602,609
Goldman Sachs Group, Inc. (The)
    5.950%, 01/18/18.............................   2,000   2,104,272
    2.900%, 07/19/18.............................   1,000   1,020,280
    7.500%, 02/15/19.............................   4,082   4,589,327
Harris Corp.
    1.999%, 04/27/18.............................   8,500   8,543,690
Hershey Co. (The)
    1.600%, 08/21/18.............................   2,300   2,315,741
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   2,600   2,636,993
Intel Corp.
    1.350%, 12/15/17.............................   1,825   1,830,935
International Business Machines Corp.
    1.950%, 02/12/19.............................  27,500  27,886,732
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,000   1,041,466
Johnson Controls, Inc.
    2.600%, 12/01/16.............................   3,475   3,479,375
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................   7,050   7,093,752

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Kellogg Co.
    1.875%, 11/17/16............................. $ 1,000 $ 1,000,094
    1.750%, 05/17/17.............................   3,000   3,011,580
KeyBank NA
    1.100%, 11/25/16.............................   1,000   1,000,059
    2.350%, 03/08/19.............................   7,000   7,120,967
Kraft Heinz Foods Co.
    2.250%, 06/05/17.............................   4,177   4,199,071
Kroger Co. (The)
    2.300%, 01/15/19.............................   1,000   1,015,894
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   6,000   6,039,906
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     680     682,425
Mattel, Inc.
    1.700%, 03/15/18.............................   7,000   7,013,531
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................   4,417   4,480,728
McDonald's Corp.
    5.800%, 10/15/17.............................     900     939,330
    5.350%, 03/01/18.............................   2,000   2,106,302
    2.100%, 12/07/18.............................   8,000   8,098,712
McKesson Corp.
    1.400%, 03/15/18.............................   6,000   5,988,180
    2.284%, 03/15/19.............................   6,000   6,074,832
MetLife, Inc.
    6.817%, 08/15/18.............................   2,000   2,183,862
    7.717%, 02/15/19.............................   1,389   1,579,381
Monsanto Co.
    1.850%, 11/15/18.............................   6,700   6,715,102
Morgan Stanley
    4.750%, 03/22/17.............................   2,430   2,464,783
    7.300%, 05/13/19.............................   7,000   7,915,124
NetApp, Inc.
    2.000%, 12/15/17.............................   6,200   6,231,180
NiSource Finance Corp.
    6.800%, 01/15/19.............................   2,000   2,215,794
Nordstrom, Inc.
    6.250%, 01/15/18.............................   5,000   5,281,600
Nucor Corp.
    5.750%, 12/01/17.............................   3,019   3,150,906
NYSE Euronext
    2.000%, 10/05/17.............................   6,730   6,787,272
ONEOK Partners L.P.
    2.000%, 10/01/17.............................     400     401,310
Oracle Corp.
    1.200%, 10/15/17.............................     855     856,923
PACCAR Financial Corp.
    1.750%, 08/14/18.............................   1,900   1,916,783
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,000   1,005,061
    2.100%, 05/15/19.............................  30,877  31,407,343
Philip Morris International, Inc.
    5.650%, 05/16/18.............................   6,500   6,920,680
    1.875%, 01/15/19.............................   5,000   5,045,245

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Phillips 66
    2.950%, 05/01/17............................. $ 5,000 $ 5,051,055
PNC Bank NA
    1.500%, 02/23/18.............................   3,560   3,568,038
Provident Cos., Inc.
    7.000%, 07/15/18.............................   3,298   3,587,465
Prudential Financial, Inc.
    6.000%, 12/01/17.............................     518     542,767
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   1,000   1,001,113
Reynolds American, Inc.
    2.300%, 06/12/18.............................   5,850   5,927,173
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,500   1,513,907
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   5,000   5,010,005
Southern Co. (The)
    1.300%, 08/15/17.............................   3,000   3,001,578
    2.450%, 09/01/18.............................   2,700   2,745,222
Stryker Corp.
    1.300%, 04/01/18.............................     600     600,055
#   2.000%, 03/08/19.............................   8,000   8,073,600
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................   7,735   7,889,112
Symantec Corp.
    2.750%, 06/15/17.............................   7,278   7,331,719
Target Corp.
    2.300%, 06/26/19.............................  10,000  10,245,050
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................   3,000   3,050,106
Total System Services, Inc.
    2.375%, 06/01/18.............................   6,500   6,542,309
U.S. Bancorp
    2.200%, 04/25/19.............................   5,000   5,096,770
UnitedHealth Group, Inc.
    1.400%, 12/15/17.............................   1,956   1,960,485
    1.625%, 03/15/19.............................   3,000   3,015,039
US Bancorp
    1.650%, 05/15/17.............................       1       1,002
US Bank NA
    1.400%, 04/26/19.............................  10,000   9,981,630
Verizon Communications, Inc.
    3.650%, 09/14/18.............................   5,000   5,187,315
Viacom, Inc.
    3.500%, 04/01/17.............................   1,000   1,009,083
    2.200%, 04/01/19.............................   5,000   5,023,805
Wal-Mart Stores, Inc.
    1.125%, 04/11/18.............................  14,633  14,644,941
Walgreens Boots Alliance, Inc.
    1.750%, 05/30/18.............................   8,000   8,037,680
Walt Disney Co. (The)
    1.500%, 09/17/18                                3,000   3,022,830
Wells Fargo & Co.
    2.625%, 12/15/16.............................   4,000   4,008,528
    1.500%, 01/16/18.............................     700     699,909

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^     VALUE+
                                                  -------     ------
                                                   (000)
UNITED STATES -- (Continued)
Whirlpool Co.
    1.350%, 03/01/17............................. $ 2,000 $    2,001,830
    1.650%, 11/01/17.............................   7,000      7,018,998
Zoetis, Inc.
    1.875%, 02/01/18.............................   6,564      6,576,754
                                                          --------------
TOTAL UNITED STATES..............................            647,814,807
                                                          --------------
TOTAL BONDS......................................          1,082,584,798
                                                          --------------

AGENCY OBLIGATIONS -- (1.2%)
Federal Home Loan Bank
    2.250%, 09/08/17.............................  10,000     10,133,440
    1.625%, 06/14/19.............................  10,000     10,150,170
                                                          --------------
TOTAL AGENCY OBLIGATIONS.........................             20,283,610
                                                          --------------

U.S. TREASURY OBLIGATIONS -- (28.0%)
U.S. Treasury Notes
    0.875%, 01/15/18.............................  39,000     39,062,478

                                                      FACE
                                                     AMOUNT^       VALUE+
                                                     -------       ------
                                                      (000)
U.S. TREASURY OBLIGATIONS -- (Continued)
^^++  1.375%, 06/30/18............................. $  193,000 $  194,726,385
      0.750%, 02/15/19.............................     38,000     37,858,982
      0.875%, 06/15/19.............................     66,000     65,853,018
      0.875%, 09/15/19.............................    100,000     99,660,200
      1.000%, 09/30/19.............................     32,000     32,009,984
                                                               --------------
TOTAL U.S. TREASURY OBLIGATIONS....................               469,171,047
                                                               --------------
TOTAL INVESTMENT SECURITIES........................             1,572,039,455
                                                               --------------

                                                     SHARES
                                                     ------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@  DFA Short Term Investment Fund...............  8,849,205    102,402,999
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,672,990,275)............................             $1,674,442,454
                                                               ==============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 -----------  --------------  ------- --------------
Bonds
 Australia......................          --  $   32,584,974    --    $   32,584,974
 Belgium........................          --      11,087,960    --        11,087,960
 Canada.........................          --      92,122,777    --        92,122,777
 Denmark........................          --      15,236,640    --        15,236,640
 Finland........................          --       6,150,871    --         6,150,871
 France.........................          --      36,578,006    --        36,578,006
 Germany........................          --      15,722,704    --        15,722,704
 Ireland........................          --       7,830,260    --         7,830,260
 Italy..........................          --       8,648,389    --         8,648,389
 Japan..........................          --      33,191,005    --        33,191,005
 Netherlands....................          --      55,910,861    --        55,910,861
 Norway.........................          --       6,097,449    --         6,097,449
 Spain..........................          --      11,463,794    --        11,463,794
 Supranational Organization
   Obligations..................          --       5,008,025    --         5,008,025
 Sweden.........................          --      31,823,352    --        31,823,352
 Switzerland....................          --      18,505,384    --        18,505,384
 United Kingdom.................          --      46,807,540    --        46,807,540
 United States..................          --     647,814,807    --       647,814,807
Agency Obligations..............          --      20,283,610    --        20,283,610
U.S. Treasury Obligations.......          --     469,171,047    --       469,171,047
Securities Lending Collateral...          --     102,402,999    --       102,402,999
Swap Agreements**...............          --     (21,558,245)   --       (21,558,245)
Futures Contracts**............. $(1,115,097)             --    --        (1,115,097)
                                 -----------  --------------    --    --------------
TOTAL........................... $(1,115,097) $1,652,884,209    --    $1,651,769,112
                                 ===========  ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value (including $100,273 of securities on loan).. $  1,572,039
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $102,401)..............................      102,403
Cash.............................................................       41,600
Segregated Cash for Swaps Contracts..............................          340
Receivables:
 Interest........................................................        8,172
 Securities Lending Income.......................................            8
 Fund Shares Sold................................................        1,101
Prepaid Expenses and Other Assets................................           34
                                                                  ------------
     Total Assets................................................    1,725,697
                                                                  ------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned................................      102,401
 Fund Shares Redeemed............................................        1,863
 Due to Advisor..................................................          400
 Futures Margin Variation........................................        1,264
Unrealized Loss on Swap Contracts................................       21,558
Accrued Expenses and Other Liabilities...........................          114
                                                                  ------------
     Total Liabilities...........................................      127,600
                                                                  ------------
NET ASSETS....................................................... $  1,598,097
                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................  271,878,312
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......... $       5.88
                                                                  ============
Investments at Cost.............................................. $  1,570,589
                                                                  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $  1,586,037
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)..........................................       32,632
Accumulated Net Realized Gain (Loss).............................          658
Net Unrealized Appreciation (Depreciation).......................      (21,230)
                                                                  ------------
NET ASSETS....................................................... $  1,598,097
                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  800,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
 Interest............................................................. $ 16,899
 Income from Securities Lending.......................................       59
                                                                       --------
     Total Investment Income..........................................   16,958
                                                                       --------
EXPENSES
 Investment Management Fees...........................................    4,845
 Accounting & Transfer Agent Fees.....................................       77
 Custodian Fees.......................................................       53
 Filing Fees..........................................................      156
 Shareholders' Reports................................................       68
 Directors'/Trustees' Fees & Expenses.................................        9
 Professional Fees....................................................       38
 Other................................................................       35
                                                                       --------
     Total Expenses...................................................    5,281
                                                                       --------
 Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note D)......................................     (866)
 Fees Paid Indirectly (Note D)........................................      (18)
                                                                       --------
 Net Expenses.........................................................    4,397
                                                                       --------
 NET INVESTMENT INCOME (LOSS).........................................   12,561
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**.......................................      484
   Futures............................................................    5,533
   Swap Contracts.....................................................   22,428
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.........................    1,678
   Futures............................................................        9
   Swap Contracts.....................................................  (20,194)
                                                                       --------
 NET REALIZED AND UNREALIZED GAIN (LOSS)..............................    9,938
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 22,499
                                                                       ========

----------
**Net of foreign capital gain taxes withheld of $0.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                 DFA COMMODITY STRATEGY
                                                                        PORTFOLIO
                                                                 ----------------------
                                                                    YEAR        YEAR
                                                                   ENDED       ENDED
                                                                  OCT. 31,    OCT. 31,
                                                                    2016        2015
                                                                 ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)................................... $   12,561  $    9,267
 Net Realized Gain (Loss) on:
   Investment Securities Sold*..................................        484      (8,732)
   Futures......................................................      5,533     (17,337)
   Swap Contracts...............................................     22,428    (339,100)
   Foreign Currency Transactions................................         --       5,799
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................      1,678       4,896
   Futures......................................................          9          84
   Swap Contracts...............................................    (20,194)     11,136
   Translation of Foreign Currency Denominated Amounts..........         --      (1,816)
                                                                 ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................     22,499    (335,803)
                                                                 ----------  ----------
Distributions From:
 Net Investment Income:.........................................
   Institutional Class Shares...................................     (7,538)     (9,071)
 Net Short-Term Gains:..........................................
   Institutional Class Shares...................................         --         (14)
 Net Long-Term Gains:
   Institutional Class Shares...................................       (155)       (889)
                                                                 ----------  ----------
     Total Distributions........................................     (7,693)     (9,974)
                                                                 ----------  ----------
Capital Share Transactions (1):
 Shares Issued..................................................  1,017,341   1,078,341
 Shares Issued in Lieu of Cash Distributions....................      7,499       9,738
 Shares Redeemed................................................   (648,620)   (729,422)
                                                                 ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....    376,220     358,657
                                                                 ----------  ----------
     Total Increase (Decrease) in Net Assets....................    391,026      12,880
NET ASSETS
 Beginning of Year..............................................  1,207,071   1,194,191
                                                                 ----------  ----------
 End of Year.................................................... $1,598,097  $1,207,071
                                                                 ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued..................................................    183,938     159,948
 Shares Issued in Lieu of Cash Distributions....................      1,318       1,339
 Shares Redeemed................................................   (116,801)   (107,182)
                                                                 ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed....     68,455      54,105
                                                                 ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT INCOME)............................... $   32,632  $     (102)

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                DFA COMMODITY STRATEGY PORTFOLIO
                                                  ----------------------------------------------------------
                                                      YEAR         YEAR         YEAR        YEAR       YEAR
                                                     ENDED        ENDED        ENDED       ENDED      ENDED
                                                    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                                      2016         2015         2014        2013       2012
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period............. $     5.93   $     8.00   $     8.30   $   9.40   $   9.77
                                                  ----------   ----------   ----------   --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)................       0.05         0.05         0.06       0.06       0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)...................................      (0.07)       (2.05)       (0.31)     (1.10)     (0.37)
                                                  ----------   ----------   ----------   --------   --------
   Total from Investment Operations..............      (0.02)       (2.00)       (0.25)     (1.04)     (0.30)
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........................      (0.03)       (0.06)       (0.04)     (0.04)     (0.06)
 Net Realized Gains..............................         --        (0.01)       (0.01)     (0.02)     (0.01)
                                                  ----------   ----------   ----------   --------   --------
   Total Distributions...........................      (0.03)       (0.07)       (0.05)     (0.06)     (0.07)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................... $     5.88   $     5.93   $     8.00   $   8.30   $   9.40
================================================  ==========   ==========   ==========   ========   ========
Total Return.....................................      (0.26)%     (25.16)%      (3.08)%   (11.15)%    (3.08)%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............ $1,598,097   $1,207,071   $1,194,191   $786,314   $458,079
Ratio of Expenses to Average Net Assets..........       0.33%        0.34%        0.33%      0.34%      0.35%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)..       0.40%        0.40%        0.39%      0.40%      0.41%
Ratio of Net Investment Income to Average Net
 Assets..........................................       0.95%        0.77%        0.65%      0.66%      0.79%
Portfolio Turnover Rate..........................        159%         124%         104%        64%        69%
--------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2016, the Portfolio held a $322,425,722 investment in the Subsidiary, representing 20.18% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the DFA Short Term Investment Fund ("the Money Market Series") and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2016, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2016, approximately $866 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                     FEES PAID
                                                     INDIRECTLY
                                                     ----------
                DFA Commodity Strategy Portfolio....    $18

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $291 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                    DFA Commodity Strategy Portfolio.... $14

F. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Portfolio transactions related to investment securities, other than short-term securities (amounts in thousands):

                                      U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                      -------------------------- ---------------------------
                                      PURCHASES       SALES      PURCHASES       SALES
                                       ----------    ----------  ---------        --------
 DFA Commodity Strategy Portfolio.... $1,198,026    $1,730,299   $830,856       $309,617

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                        INCREASE       INCREASE
                                                       (DECREASE)     (DECREASE)
                                        INCREASE     UNDISTRIBUTED   ACCUMULATED
                                       (DECREASE)    NET INVESTMENT  NET REALIZED
                                     PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                     --------------- -------------- --------------
DFA Commodity Strategy Portfolio....       $76          $27,711        $(27,787)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS TOTAL
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2015.............................     $8,966        $1,009     $9,975
     2016.............................      7,540           154      7,694

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        NET INVESTMENT
                                          INCOME AND
                                          SHORT-TERM     LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                        -------------- ------------- -------
   DFA Commodity Strategy Portfolio....    $(1,657)         --       $(1,657)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                        UNDISTRIBUTED                                               TOTAL NET
                        NET INVESTMENT                                            DISTRIBUTABLE
                          INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                          SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                        CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                        -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy
  Portfolio............    $11,046          --            --           $1,109        $12,155

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                  NET UNREALIZED
                            FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                               COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                            ----------- ------------ ------------ --------------
DFA Commodity Strategy
  Portfolio................ $1,673,921     $1,374       $(852)         $522

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. FORWARD CURRENCY CONTRACTS: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. COMMODITY-LINKED DERIVATIVES: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. SWAP AGREEMENTS: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. FUTURES CONTRACTS: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument

(debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. OPTIONS ON FUTURES CONTRACTS: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2016, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                      EXPIRATION NUMBER OF CONTRACT  UNREALIZED
DESCRIPTION                              DATE    CONTRACTS  AMOUNT   GAIN (LOSS)
-----------                           ---------- --------- --------  -----------
Brent Crude Oil Futures..............  11/30/16     244    $ 11,861    $  (449)
CBT Wheat Futures....................  12/14/16     161       3,351          5
Coffee 'C' Futures...................  12/19/16      57       3,509        227
Copper Futures.......................  12/28/16     164       9,041        190
Corn Futures.........................  12/14/16     468       8,301        306
Cotton No.2 Futures..................  12/07/16      54       1,859          2
Gasoline RBOB Futures................  12/30/16      84       5,000        (77)
Gold 100 oz Futures..................  12/28/16     117      14,895       (393)
KCB Wheat Futures....................  12/14/16      56       1,161        (17)
LME Nickel Futures...................  01/16/17      52       3,267         23
LME Nickel Futures...................  11/14/16      41       2,568        (10)
LME Nickel Futures...................  01/16/17      (1)        (63)         1
LME Nickel Futures...................  11/14/16     (41)     (2,568)        (5)
LME Prime Aluminum Futures...........  01/16/17     144       6,247        252
LME Prime Aluminum Futures...........  11/14/16     111       4,812        282
LME Prime Aluminum Futures...........  01/16/17      (4)       (174)        (6)
LME Prime Aluminum Futures...........  11/14/16    (111)     (4,812)      (243)
LME Zinc Futures.....................  01/16/17      76       4,677        220
LME Zinc Futures.....................  11/14/16      58       3,557        278
LME Zinc Futures.....................  01/16/17      (2)       (123)        (3)
LME Zinc Futures.....................  11/14/16     (58)     (3,557)      (191)
Lean Hogs Futures....................  12/14/16      95       1,822        (82)
Live Cattle Futures..................  12/30/16      73       3,017        (61)
NY Harbor ULSD Futures...............  12/30/16      93       5,943       (185)
Natural Gas Futures..................  12/28/16     415      13,259       (746)
Silver Futures.......................  12/28/16      68       6,051       (362)
Soybean Futures......................  01/13/17     148       7,487        264
Soybean Meal Futures.................  01/13/17     119       3,783        147
Soybean Oil Futures..................  01/13/17     178       3,780        109
Sugar #11 Futures....................  02/28/17     252       6,088        (50)
WTI Crude Futures....................  12/20/16     238      11,295       (541)
                                                           --------    -------
                                                           $135,334    $(1,115)
                                                           ========    =======

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   At October 31, 2016, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                              UNREALIZED
                                   COMMODITY EXPIRATION           NOTIONAL   APPRECIATION
COUNTERPARTY                       EXPOSURE     DATE    CURRENCY  AMOUNT*   (DEPRECIATION)
------------                       --------- ---------- -------- ---------  --------------
Bank of America Corp..............   Index**  01/05/17    USD    $(101,802)    $(1,358)
Bank of America Corp..............   Index**  01/05/17    USD     (192,289)     (2,995)
Citibank, N.A.....................   Index**  01/05/17    USD     (137,464)     (1,835)
Citibank, N.A.....................   Index**  01/05/17    USD     (152,532)     (2,376)
Credit Suisse.....................   Index**  12/05/16    USD     (120,222)     (1,873)
Credit Suisse.....................   Index**  12/05/16    USD     (150,248)     (2,006)
Deutsche Bank AG, London Branch...   Index**  12/05/16    USD     (135,459)     (1,821)
Deutsche Bank AG, London Branch...   Index*   12/05/16    USD     (134,108)     (2,091)

                                                                                UNREALIZED
                                   COMMODITY EXPIRATION            NOTIONAL    APPRECIATION
COUNTERPARTY                       EXPOSURE     DATE    CURRENCY    AMOUNT    (DEPRECIATION)
------------                       --------- ---------- -------- -----------  --------------
UBS AG............................   Index*   02/03/17    USD    $   (99,185)    $ (1,287)
UBS AG............................   Index*   02/03/17    USD       (256,720)      (3,916)
                                                                 -----------     --------
                                                                 $(1,480,029)    $(21,558)
                                                                 ===========     ========

* Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total Return.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                          SWAP
                                                FUTURES CONTRACTS
                                                ------- ----------
              DFA Commodity Strategy Portfolio. $84,060 $1,277,436

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of October 31, 2016:

                           LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE                                       LIABILITY DERIVATIVES
 ---------------                                      ------------------------
 Commodity Futures                                    Payables: Futures Margin
   Contracts                                            Variation

 Commodity Swap Contracts                             Unrealized Loss on Swap
                                                        Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                          LIABILITY DERIVATIVES VALUE
                                     -------------------------------------
                                       TOTAL VALUE
                                            AT        COMMODITY    SWAP
                                     OCTOBER 31, 2016 CONTRACTS* CONTRACTS
      -                              ---------------- ---------- ---------
      Dimensional Cayman Commodity
        Fund I, LTD.................     $22,822        $1,264    $21,558

* Includes cumulative appreciation (depreciation) of futures contracts.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the year ended October 31, 2016:

DERIVATIVE TYPE              LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------              --------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                               Appreciation (Depreciation) of: Futures
Swap Contracts               Net Realized Gain (Loss) on: Swap Contracts Change in
                               Unrealized Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                            REALIZED GAIN (LOSS) ON
                                                  DERIVATIVES
                                         ----------------------------
                                                    COMMODITY   SWAP
                                           TOTAL    CONTRACTS CONTRACTS
                                         --------   --------- ---------
          Dimensional Cayman Commodity
            Fund I, LTD................. $ 27,961    $5,533   $ 22,428

                                             CHANGE IN UNREALIZED
                                         APPRECIATION (DEPRECIATION) ON
                                                  DERIVATIVES
                                         ----------------------------
                                                    COMMODITY   SWAP
                                           TOTAL    CONTRACTS CONTRACTS
                                         --------   --------- ---------
          Dimensional Cayman Commodity
            Fund I, LTD................. $(20,185)   $    9   $(20,194)

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2016 (Amounts in thousands):

                                    NET                                                   NET
                                  AMOUNTS                                               AMOUNTS
                                    OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                                  ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                                 PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                       GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
                     AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ---------------------
                     RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                       ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION             (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------          ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- -------
                                            ASSETS                                             LIABILITIES
                     ---------------------------------------------------- ------------------------------------------------------
DFA COMMODITY
 STRATEGY PORTFOLIO
Swap Contracts......     --         --          --          --       --     $21,558     $21,558       --        $(340)   $21,218

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio did not utilize the interfund lending program during the year ended October 31, 2016.

J. SECURITIES LENDING:

   As of October 31, 2016, the Portfolio had a security on loan to a broker/dealer, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                       REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                    AS OF OCTOBER 31, 2016
                                   ---------------------------------------------------------
                                   OVERNIGHT AND            BETWEEN
                                    CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                   ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
 Bonds, U.S. Treasury Obligations. $102,402,999     --         --         --    $102,402,999

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At October 31, 2016, 3 shareholders held 63% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 30, 2008-OCTOBER 31, 2016

                                    [CHART]

                   DFA International Value    MSCI World ex USA Index
                     Portfolio - Class R2         (net dividends)
                   -----------------------    ------------------------
  4/30/2008                $10,000                  $10,000
  5/31/2008                 10,000                   10,152
  6/30/2008                  9,006                    9,362
  7/31/2008                  8,752                    9,029
  8/31/2008                  8,381                    8,680
  9/30/2008                  7,404                    7,427
 10/31/2008                  5,537                    5,882
 11/30/2008                  5,194                    5,563
 12/31/2008                  5,594                    5,856
  1/31/2009                  4,819                    5,310
  2/28/2009                  4,220                    4,772
  3/31/2009                  4,686                    5,087
  4/30/2009                  5,539                    5,743
  5/31/2009                  6,361                    6,469
  6/30/2009                  6,268                    6,402
  7/31/2009                  7,007                    7,003
  8/31/2009                  7,404                    7,339
  9/30/2009                  7,789                    7,641
 10/31/2009                  7,467                    7,519
 11/30/2009                  7,685                    7,705
 12/31/2009                  7,769                    7,828
  1/31/2010                  7,316                    7,461
  2/28/2010                  7,340                    7,453
  3/31/2010                  7,920                    7,933
  4/30/2010                  7,781                    7,815
  5/31/2010                  6,874                    6,952
  6/30/2010                  6,751                    6,852
  7/31/2010                  7,584                    7,485
  8/31/2010                  7,209                    7,261
  9/30/2010                  7,990                    7,958
 10/31/2010                  8,259                    8,241
 11/30/2010                  7,836                    7,892
 12/31/2010                  8,567                    8,528
  1/31/2011                  8,931                    8,712
  2/28/2011                  9,224                    9,035
  3/31/2011                  8,966                    8,854
  4/30/2011                  9,443                    9,336
  5/31/2011                  9,097                    9,059
  6/30/2011                  8,968                    8,930
  7/31/2011                  8,679                    8,783
  8/31/2011                  7,744                    8,040
  9/30/2011                  6,896                    7,233
 10/31/2011                  7,555                    7,936
 11/30/2011                  7,306                    7,569
 12/31/2011                  7,106                    7,487
  1/31/2012                  7,579                    7,891
  2/29/2012                  7,974                    8,325
  3/31/2012                  7,907                    8,263
  4/30/2012                  7,622                    8,123
  5/31/2012                  6,676                    7,197
  6/30/2012                  7,146                    7,669
  7/31/2012                  7,112                    7,764
  8/31/2012                  7,407                    7,986
  9/30/2012                  7,665                    8,228
 10/31/2012                  7,759                    8,286
 11/30/2012                  7,877                    8,460
 12/31/2012                  8,263                    8,716
  1/31/2013                  8,646                    9,144
  2/28/2013                  8,382                    9,053
  3/31/2013                  8,408                    9,125
  4/30/2013                  8,817                    9,541
  5/31/2013                  8,707                    9,327
  6/30/2013                  8,400                    8,978
  7/31/2013                  8,968                    9,455
  8/31/2013                  8,902                    9,333
  9/30/2013                  9,570                    9,993
 10/31/2013                  9,901                   10,328
 11/30/2013                  9,931                   10,391
 12/31/2013                 10,149                   10,548
  1/31/2014                  9,775                   10,122
  2/28/2014                 10,328                   10,675
  3/31/2014                 10,249                   10,627
  4/30/2014                 10,420                   10,794
  5/31/2014                 10,529                   10,961
  6/30/2014                 10,661                   11,117
  7/31/2014                 10,419                   10,919
  8/31/2014                 10,419                   10,928
  9/30/2014                  9,956                   10,479
 10/31/2014                  9,782                   10,312
 11/30/2014                  9,787                   10,439
 12/31/2014                  9,412                   10,092
  1/31/2015                  9,348                   10,056
  2/28/2015                 10,014                   10,657
  3/31/2015                  9,801                   10,479
  4/30/2015                 10,334                   10,933
  5/31/2015                 10,334                   10,838
  6/30/2015                 10,032                   10,530
  7/31/2015                  9,934                   10,697
  8/31/2015                  9,191                    9,917
  9/30/2015                  8,557                    9,417
 10/31/2015                  9,216                   10,125
 11/30/2015                  9,091                    9,964
 12/31/2015                  8,798                    9,785
  1/31/2016                  8,107                    9,112
  2/29/2016                  7,843                    8,985
  3/31/2016                  8,438                    9,594
  4/30/2016                  8,841                    9,903
  5/31/2016                  8,675                    9,791
  6/30/2016                  8,356                    9,493
  7/31/2016                  8,727                    9,960
  8/31/2016                  8,958                    9,970                  Past performance is not predictive of
  9/30/2016                  9,063                   10,091                  future performance.
 10/31/2016                  9,176                    9,895                  The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE        FIVE         SINCE               would pay on fund distributions or the
          TOTAL RETURN           YEAR       YEARS      INCEPTION             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                -0.43%      3.96%       -1.01%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

                   DFA International Value         MSCI World ex USA Index
                Portfolio-Institutional Class            (net div.)
                -----------------------------     -----------------------
10/31/2006                $10,000                         $10,000
11/30/2006                 10,327                          10,298
12/31/2006                 10,730                          10,593
 1/31/2007                 10,929                          10,658
 2/28/2007                 10,920                          10,743
 3/31/2007                 11,270                          11,018
 4/30/2007                 11,836                          11,520
 5/31/2007                 12,240                          11,775
 6/30/2007                 12,150                          11,787
 7/31/2007                 11,811                          11,624
 8/31/2007                 11,674                          11,456
 9/30/2007                 12,282                          12,107
10/31/2007                 12,874                          12,633
11/30/2007                 12,092                          12,139
12/31/2007                 11,829                          11,911
 1/31/2008                 10,870                          10,837
 2/29/2008                 10,729                          11,033
 3/31/2008                 10,858                          10,876
 4/30/2008                 11,341                          11,480
 5/31/2008                 11,345                          11,655
 6/30/2008                 10,219                          10,748
 7/31/2008                  9,930                          10,366
 8/31/2008                  9,511                           9,965
 9/30/2008                  8,401                           8,526
10/31/2008                  6,293                           6,753
11/30/2008                  5,907                           6,386
12/31/2008                  6,348                           6,723
 1/31/2009                  5,474                           6,096
 2/28/2009                  4,802                           5,479
 3/31/2009                  5,323                           5,840
 4/30/2009                  6,301                           6,593
 5/31/2009                  7,238                           7,427
 6/30/2009                  7,129                           7,350
 7/31/2009                  7,973                           8,040
 8/31/2009                  8,425                           8,425
 9/30/2009                  8,859                           8,773
10/31/2009                  8,502                           8,632
11/30/2009                  8,750                           8,845
12/31/2009                  8,853                           8,986
 1/31/2010                  8,339                           8,565
 2/28/2010                  8,365                           8,557
 3/31/2010                  9,032                           9,107
 4/30/2010                  8,876                           8,972
 5/31/2010                  7,831                           7,982
 6/30/2010                  7,695                           7,866
 7/31/2010                  8,655                           8,593
 8/31/2010                  8,228                           8,336
 9/30/2010                  9,109                           9,136
10/31/2010                  9,432                           9,462
11/30/2010                  8,950                           9,061
12/31/2010                  9,789                           9,790
 1/31/2011                 10,204                          10,001
 2/28/2011                 10,540                          10,372
 3/31/2011                 10,249                          10,164
 4/30/2011                 10,794                          10,718
 5/31/2011                 10,404                          10,400
 6/30/2011                 10,259                          10,252
 7/31/2011                  9,927                          10,083
 8/31/2011                  8,863                           9,231
 9/30/2011                  7,893                           8,304
10/31/2011                  8,642                           9,111
11/30/2011                  8,363                           8,690
12/31/2011                  8,139                           8,595
 1/31/2012                  8,686                           9,059
 2/29/2012                  9,133                           9,557
 3/31/2012                  9,062                           9,487
 4/30/2012                  8,736                           9,326
 5/31/2012                  7,657                           8,262
 6/30/2012                  8,196                           8,804
 7/31/2012                  8,162                           8,913
 8/31/2012                  8,495                           9,168
 9/30/2012                  8,797                           9,446
10/31/2012                  8,910                           9,512
11/30/2012                  9,046                           9,712
12/31/2012                  9,491                          10,006
 1/31/2013                  9,932                          10,498
 2/28/2013                  9,634                          10,393
 3/31/2013                  9,663                          10,476
 4/30/2013                 10,138                          10,953
 5/31/2013                 10,012                          10,708
 6/30/2013                  9,659                          10,307
 7/31/2013                 10,319                          10,855
 8/31/2013                 10,243                          10,715
 9/30/2013                 11,015                          11,472
10/31/2013                 11,396                          11,857
11/30/2013                 11,437                          11,930
12/31/2013                 11,685                          12,110
 1/31/2014                 11,255                          11,621
 2/28/2014                 11,898                          12,255
 3/31/2014                 11,812                          12,200
 4/30/2014                 12,009                          12,392
 5/31/2014                 12,141                          12,584
 6/30/2014                 12,287                          12,763
 7/31/2014                 12,013                          12,536
 8/31/2014                 12,013                          12,546
 9/30/2014                 11,488                          12,030
10/31/2014                 11,286                          11,839
11/30/2014                 11,292                          11,985
12/31/2014                 10,869                          11,586
 1/31/2015                 10,795                          11,545
 2/28/2015                 11,565                          12,235
 3/31/2015                 11,318                          12,030
 4/30/2015                 11,940                          12,551
 5/31/2015                 11,946                          12,442
 6/30/2015                 11,599                          12,089
 7/31/2015                 11,486                          12,280
 8/31/2015                 10,627                          11,386
 9/30/2015                  9,900                          10,811
10/31/2015                 10,656                          11,624
11/30/2015                 10,518                          11,439
12/31/2015                 10,183                          11,234
 1/31/2016                  9,382                          10,461
 2/29/2016                  9,084                          10,315
 3/31/2016                  9,769                          11,015
 4/30/2016                 10,242                          11,369
 5/31/2016                 10,050                          11,241
 6/30/2016                  9,681                          10,899
 7/31/2016                 10,117                          11,435
 8/31/2016                 10,383                          11,446               Past performance is not predictive of
 9/30/2016                 10,504                          11,585               future performance.
10/31/2016                 10,635                          11,360               The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS       YEARS               redemption of fund shares.
           -------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  -0.20%        4.21%       0.62%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                        [CHART]


               U.S. Large Company
                    Portfolio        S&P 500 Index
               ------------------    -------------
 10/31/06            $10,000            $10,000
 11/30/06             10,185             10,190
 12/31/06             10,331             10,333
 01/31/07             10,490             10,489
 02/28/07             10,285             10,284
 03/31/07             10,393             10,399
 04/30/07             10,861             10,860
 05/31/07             11,234             11,239
 06/30/07             11,053             11,052
 07/31/07             10,706             10,709
 08/31/07             10,865             10,870
 09/30/07             11,273             11,277
 10/31/07             11,452             11,456
 11/30/07             10,971             10,977
 12/31/07             10,902             10,901
 01/31/08             10,246             10,247
 02/29/08              9,914              9,914
 03/31/08              9,877              9,871
 04/30/08             10,353             10,352
 05/31/08             10,487             10,486
 06/30/08              9,607              9,602
 07/31/08              9,530              9,522
 08/31/08              9,664              9,659
 09/30/08              8,813              8,799
 10/31/08              7,340              7,321
 11/30/08              6,820              6,796
 12/31/08              6,894              6,868
 01/31/09              6,320              6,289
 02/28/09              5,648              5,619
 03/31/09              6,143              6,112
 04/30/09              6,731              6,696
 05/31/09              7,113              7,071
 06/30/09              7,122              7,085
 07/31/09              7,664              7,621
 08/31/09              7,940              7,896
 09/30/09              8,237              8,191
 10/31/09              8,079              8,039
 11/30/09              8,564              8,521
 12/31/09              8,729              8,685
 01/31/10              8,420              8,373
 02/28/10              8,680              8,632
 03/31/10              9,205              9,153
 04/30/10              9,345              9,298
 05/31/10              8,596              8,555
 06/30/10              8,146              8,107
 07/31/10              8,717              8,675
 08/31/10              8,327              8,284
 09/30/10              9,067              9,023
 10/31/10              9,410              9,366
 11/30/10              9,410              9,368
 12/31/10             10,039              9,994
 01/31/11             10,282             10,231
 02/28/11             10,627             10,581
 03/31/11             10,639             10,585
 04/30/11             10,944             10,899
 05/31/11             10,822             10,775
 06/30/11             10,639             10,596
 07/31/11             10,424             10,380
 08/31/11              9,862              9,816
 09/30/11              9,164              9,126
 10/31/11             10,170             10,124
 11/30/11             10,140             10,101
 12/31/11             10,250             10,205
 01/31/12             10,705             10,662
 02/29/12             11,161             11,123
 03/31/12             11,534             11,489
 04/30/12             11,462             11,417
 05/31/12             10,766             10,731
 06/30/12             11,211             11,173
 07/31/12             11,368             11,328
 08/31/12             11,618             11,583
 09/30/12             11,918             11,883
 10/31/12             11,698             11,663
 11/30/12             11,771             11,731
 12/31/12             11,871             11,838
 01/31/13             12,485             12,451
 02/28/13             12,654             12,620
 03/31/13             13,129             13,093
 04/30/13             13,384             13,346
 05/31/13             13,692             13,658
 06/30/13             13,513             13,474
 07/31/13             14,196             14,160
 08/31/13             13,780             13,750
 09/30/13             14,214             14,181
 10/31/13             14,868             14,833
 11/30/13             15,318             15,285
 12/31/13             15,709             15,672
 01/31/14             15,159             15,130
 02/28/14             15,860             15,822
 03/31/14             15,989             15,955
 04/30/14             16,108             16,073
 05/31/14             16,476             16,450
 06/30/14             16,815             16,790
 07/31/14             16,587             16,559
 08/31/14             17,250             17,221
 09/30/14             17,005             16,980
 10/31/14             17,421             17,394
 11/30/14             17,891             17,862
 12/31/14             17,835             17,817
 01/31/15             17,296             17,282
 02/28/15             18,297             18,276
 03/31/15             18,005             17,986
 04/30/15             18,171             18,159
 05/31/15             18,403             18,393
 06/30/15             18,052             18,037
 07/31/15             18,429             18,414
 08/31/15             17,320             17,303
 09/30/15             16,891             16,875
 10/31/15             18,307             18,299
 11/30/15             18,374             18,353
 12/31/15             18,081             18,064
 01/31/16             17,176             17,167
 02/29/16             17,164             17,144
 03/31/16             18,324             18,307
 04/30/16             18,392             18,378
 05/31/16             18,722             18,708
 06/30/16             18,763             18,757
 07/31/16             19,461             19,448
 08/31/16             19,484             19,476       Past performance is not predictive of
 09/30/16             19,494             19,479       future performance.
 10/31/16             19,138             19,124       The returns shown do not reflect the
                                                      deduction of taxes that a shareholder
       AVERAGE ANNUAL    ONE     FIVE      TEN        would pay on fund distributions or the
       TOTAL RETURN      YEAR    YEARS    YEARS       redemption of fund shares.
       -------------------------------------------    The S&P data are provided by Standard
                         4.54%   13.48%   6.71%       & Poor's Index Services Group.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

                                                    RETURN IN U.S. DOLLARS
                                                    ----------------------
      MSCI World ex USA Index......................         -2.27%
      MSCI World ex USA Small Cap Index............          3.96%
      MSCI World ex USA Value Index................         -2.07%
      MSCI World ex USA Growth Index...............         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------
                                                                  RETURN IN U.S. DOLLARS
                                                                  ----------------------
MSCI Emerging Markets Index......................................         9.27%
MSCI Emerging Markets Small Cap Index............................         4.78%
MSCI Emerging Markets Value Index................................         8.60%
MSCI Emerging Markets Growth Index...............................         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benefitted from USD-denominated returns in emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................     1.62%             1.54%
              Korea........................     5.56%             5.17%
              Taiwan.......................    14.56%            17.85%
              India........................     6.28%             3.99%
              South Africa.................    -0.92%             1.46%
              Brazil.......................    40.59%            70.69%
              Mexico.......................     8.65%            -4.51%
              Russia.......................    17.86%            18.61%
              Malaysia.....................     4.44%             6.95%
              Indonesia....................    26.13%            32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio is designed to capture the returns of developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were -0.43% for the Portfolio's Class R2 shares, -0.20% for the Portfolio's Institutional Class shares, and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Master Fund invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Master Fund's emphasis on deep value stocks contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year. The Master Fund's emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

            Russell 3000(R) Index............................. 4.24%
            Russell Microcap(R) Index (micro-cap stocks)...... 1.54%
            Russell 2000(R) Index (small-cap stocks).......... 4.11%
            Russell 1000(R) Index (large-cap stocks).......... 4.26%
            Dow Jones U.S. Select REIT Index /SM/............. 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------
    Russell 2000(R) Value Index (small-cap value stocks).............  8.81%
    Russell 2000(R) Growth Index (small-cap growth stocks)........... -0.49%
    Russell 1000(R) Value Index (large-cap value stocks).............  6.37%
    Russell 1000(R) Growth Index (large-cap growth stocks)...........  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE COMPANY PORTFOLIO

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio uses futures to gain market exposure for uninvested cash. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, the total return was 4.54% for the Portfolio and 4.51% for the S&P 500(R) Index, the Portfolio's benchmark. The Portfolio's return, net of fees and expenses, outperformed the benchmark. The Portfolio benefited from a flexible trading approach that helps minimize the potential negative effects of trading during index reconstitution.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)



   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED OCTOBER 31, 2016
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/16  10/31/16    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA INTERNATIONAL VALUE PORTFOLIO**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,037.80    0.68%    $3.48
   Institutional Class Shares......... $1,000.00 $1,038.40    0.43%    $2.20
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.72    0.68%    $3.46
   Institutional Class Shares......... $1,000.00 $1,022.97    0.43%    $2.19

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                  BEGINNING  ENDING              EXPENSES
                                   ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                    VALUE    VALUE     EXPENSE    DURING
                                  05/01/16  10/31/16    RATIO*   PERIOD*
                                  --------- --------- ---------- --------
      U.S. LARGE COMPANY
       PORTFOLIO
      ------------------
      Actual Fund Return......... $1,000.00 $1,040.60    0.08%    $0.41
      Hypothetical 5% Annual
        Return................... $1,000.00 $1,024.73    0.08%    $0.41

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                            AFFILIATED INVESTMENT COMPANY
                                            -----------------------------
       DFA International Value Portfolio...             100.0%

DOMESTIC EQUITY PORTFOLIO

           U.S. LARGE COMPANY PORTFOLIO
Consumer Discretionary.......................  12.5%
Consumer Staples.............................  10.0%
Energy.......................................   7.2%
Financials...................................  13.3%
Health Care..................................  14.0%
Industrials..................................   9.8%
Information Technology.......................  21.6%
Materials....................................   2.8%
Real Estate..................................   2.9%
Telecommunication Services...................   2.5%
Utilities....................................   3.4%
                                              -----
                                              100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $7,275,892,237
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $7,290,534,122)............................. $7,275,892,237
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                           PERCENTAGE
                                                   SHARES      VALUE+    OF NET ASSETS**
                                                   ------      ------    ---------------
COMMON STOCKS -- (94.9%)
Consumer Discretionary -- (11.8%)
*   Amazon.com, Inc..............................   135,980 $107,399,724            1.7%
    Comcast Corp. Class A........................   830,219   51,324,139            0.8%
    Home Depot, Inc. (The).......................   426,992   52,097,294            0.8%
    McDonald's Corp..............................   294,906   33,197,568            0.5%
    Walt Disney Co. (The)........................   510,954   47,360,326            0.7%
    Other Securities.............................            499,518,173            7.9%
                                                            ------------           -----
Total Consumer Discretionary.....................            790,897,224           12.4%
                                                            ------------           -----
Consumer Staples -- (9.5%)
    Altria Group, Inc............................   675,216   44,645,282            0.7%
    Coca-Cola Co. (The).......................... 1,342,386   56,917,166            0.9%
    CVS Health Corp..............................   368,464   30,987,822            0.5%
    PepsiCo, Inc.................................   497,347   53,315,598            0.8%
    Philip Morris International, Inc.............   536,110   51,702,448            0.8%
    Procter & Gamble Co. (The)...................   922,271   80,053,123            1.2%
    Wal-Mart Stores, Inc.........................   523,797   36,676,266            0.6%
    Other Securities.............................            283,747,526            4.5%
                                                            ------------           -----
Total Consumer Staples...........................            638,045,231           10.0%
                                                            ------------           -----
Energy -- (6.8%)
    Chevron Corp.................................   651,947   68,291,448            1.1%
    Exxon Mobil Corp............................. 1,433,006  119,398,060            1.9%
    Schlumberger, Ltd............................   480,598   37,597,182            0.6%
    Other Securities.............................            231,868,396            3.6%
                                                            ------------           -----
Total Energy.....................................            457,155,086            7.2%
                                                            ------------           -----
Financials -- (12.6%)
    Bank of America Corp......................... 3,526,591   58,188,752            0.9%
*   Berkshire Hathaway, Inc. Class B.............   656,140   94,681,002            1.5%
    Citigroup, Inc............................... 1,004,044   49,348,763            0.8%
    JPMorgan Chase & Co.......................... 1,248,235   86,452,756            1.4%
    Wells Fargo & Co............................. 1,569,283   72,202,711            1.1%
    Other Securities.............................            484,844,762            7.6%
                                                            ------------           -----
Total Financials.................................            845,718,746           13.3%
                                                            ------------           -----
Health Care -- (13.3%)
    AbbVie, Inc..................................   562,794   31,392,649            0.5%
*   Allergan P.L.C...............................   136,848   28,593,021            0.4%
    Amgen, Inc...................................   258,620   36,506,799            0.6%
    Bristol-Myers Squibb Co......................   577,630   29,407,143            0.5%
*   Celgene Corp.................................   268,047   27,389,042            0.4%
    Gilead Sciences, Inc.........................   456,050   33,578,961            0.5%
    Johnson & Johnson............................   945,469  109,664,949            1.7%
    Medtronic P.L.C..............................   477,572   39,170,455            0.6%
    Merck & Co., Inc.............................   955,605   56,113,126            0.9%
    Pfizer, Inc.................................. 2,096,178   66,469,804            1.0%
    UnitedHealth Group, Inc......................   329,129   46,515,802            0.7%
    Other Securities.............................            383,047,203            6.1%
                                                            ------------           -----
Total Health Care................................            887,848,954           13.9%
                                                            ------------           -----
Industrials -- (9.3%)
    3M Co........................................   208,870   34,526,211            0.5%
#   Boeing Co. (The).............................   200,618   28,574,022            0.4%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                          SHARES       VALUE+     OF NET ASSETS**
                                                          ------       ------     ---------------
Industrials -- (Continued)
      General Electric Co..............................  3,096,837 $   90,117,957            1.4%
      Honeywell International, Inc.....................    263,044     28,850,666            0.5%
      United Technologies Corp.........................    269,142     27,506,312            0.4%
      Other Securities.................................               411,071,277            6.6%
                                                                   --------------          ------
Total Industrials......................................               620,646,445            9.8%
                                                                   --------------          ------
Information Technology -- (20.5%)
*     Alphabet, Inc. Class A...........................    101,893     82,523,141            1.3%
*     Alphabet, Inc. Class C...........................    102,119     80,116,440            1.3%
      Apple, Inc.......................................  1,862,147    211,428,170            3.3%
      Cisco Systems, Inc...............................  1,738,176     53,327,240            0.8%
*     Facebook, Inc. Class A...........................    802,772    105,155,104            1.6%
      Intel Corp.......................................  1,634,947     57,010,602            0.9%
#     International Business Machines Corp.............    300,593     46,198,138            0.7%
      Mastercard, Inc. Class A.........................    331,389     35,465,251            0.5%
      Microsoft Corp...................................  2,692,950    161,361,564            2.5%
      Oracle Corp......................................  1,040,060     39,959,105            0.6%
      QUALCOMM, Inc....................................    509,266     34,996,759            0.5%
#     Visa, Inc. Class A...............................    651,917     53,789,672            0.8%
      Other Securities.................................               412,610,036            6.8%
                                                                   --------------          ------
Total Information Technology...........................             1,373,941,222           21.6%
                                                                   --------------          ------
Materials -- (2.7%)
      Other Securities.................................               178,526,813            2.8%
                                                                   --------------          ------
Real Estate -- (2.8%)
      Other Securities.................................               186,922,692            2.9%
                                                                   --------------          ------
Telecommunication Services -- (2.4%)
      AT&T, Inc........................................  2,126,018     78,216,202            1.2%
      Verizon Communications, Inc......................  1,408,695     67,758,229            1.1%
      Other Securities.................................                12,257,280            0.2%
                                                                   --------------          ------
Total Telecommunication Services.......................               158,231,711            2.5%
                                                                   --------------          ------
Utilities -- (3.2%)
      Other Securities.................................               214,383,094            3.4%
                                                                   --------------          ------
TOTAL COMMON STOCKS....................................             6,352,317,218           99.8%
                                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............................             6,352,317,218
                                                                   --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money
       Market Fund, 0.260%.............................  8,252,591      8,252,591            0.1%
                                                                   --------------          ------

SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund................... 29,046,136    336,121,883            5.3%
                                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,664,748,340)..............................              $6,696,691,692          105.2%
                                                                   ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------------
                                        LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                    --------------  ------------ ------- --------------
Common Stocks
 Consumer Discretionary............ $  790,897,224            --   --    $  790,897,224
 Consumer Staples..................    638,045,231            --   --       638,045,231
 Energy............................    457,155,086            --   --       457,155,086
 Financials........................    845,718,746            --   --       845,718,746
 Health Care.......................    887,848,954            --   --       887,848,954
 Industrials.......................    620,646,445            --   --       620,646,445
 Information Technology............  1,373,941,222            --   --     1,373,941,222
 Materials.........................    178,526,813            --   --       178,526,813
 Real Estate.......................    186,922,692            --   --       186,922,692
 Telecommunication Services........    158,231,711            --   --       158,231,711
 Utilities.........................    214,383,094            --   --       214,383,094
Temporary Cash Investments.........      8,252,591            --   --         8,252,591
Securities Lending Collateral......             --  $336,121,883   --       336,121,883
Futures Contracts**................        (98,366)           --   --           (98,366)
                                    --------------  ------------   --    --------------
TOTAL.............................. $6,360,471,443  $336,121,883   --    $6,696,593,326
                                    ==============  ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                   DFA        U.S. LARGE
                                                                                              INTERNATIONAL    COMPANY
                                                                                             VALUE PORTFOLIO  PORTFOLIO*
                                                                                             --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value....................................... $    7,275,892            --
Investments at Value (including $0 and $480,335 of securities on loan, respectively)........             --  $  6,352,317
Temporary Cash Investments at Value & Cost..................................................             --         8,253
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0 and
 $336,071)..................................................................................             --       336,122
Segregated Cash for Futures Contracts.......................................................             --           563
Receivables:
  Investment Securities Sold................................................................             --           708
  Dividends, Interest and Tax Reclaims......................................................             --         7,868
  Securities Lending Income.................................................................             --            77
  Fund Shares Sold..........................................................................          5,743         2,068
Prepaid Expenses and Other Assets...........................................................            116            61
                                                                                             --------------  ------------
     Total Assets...........................................................................      7,281,751     6,708,037
                                                                                             --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................................................             --       336,067
  Investment Securities Purchased...........................................................             --         1,539
  Fund Shares Redeemed......................................................................          6,129         3,527
  Due to Advisor............................................................................          1,221           300
  Futures Margin Variation..................................................................             --            24
Accrued Expenses and Other Liabilities......................................................            428           644
                                                                                             --------------  ------------
     Total Liabilities......................................................................          7,778       342,101
                                                                                             --------------  ------------
NET ASSETS.................................................................................. $    7,273,973  $  6,365,936
                                                                                             ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $3,308 and $0 and shares outstanding of
 203,393 and 0, respectively................................................................ $        16.27           N/A
                                                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................................................    100,000,000           N/A
                                                                                             ==============  ============
Institutional Class Shares -- based on net assets of $7,270,665 and $6,365,936 and shares
 outstanding of 445,962,268 and 381,933,822, respectively................................... $        16.30  $      16.67
                                                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................................................  1,500,000,000   900,000,000
                                                                                             ==============  ============
Investments in Affiliated Investment Companies at Cost...................................... $    7,290,534  $         --
                                                                                             --------------  ------------
Investments at Cost......................................................................... $           --  $  3,320,424
                                                                                             ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................. $    7,439,985  $  3,454,852
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)......         40,507        19,630
Accumulated Net Realized Gain (Loss)........................................................       (191,034)     (140,392)
Net Unrealized Foreign Exchange Gain (Loss).................................................           (843)           --
Net Unrealized Appreciation (Depreciation)..................................................        (14,642)    3,031,846
                                                                                             --------------  ------------
NET ASSETS.................................................................................. $    7,273,973  $  6,365,936
                                                                                             ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                                  DFA
                                                                                             INTERNATIONAL U.S. LARGE
                                                                                                 VALUE      COMPANY
                                                                                              PORTFOLIO*   PORTFOLIO
                                                                                             ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $20,325 and $0, respectively)...............   $ 250,955          --
    Income from Securities Lending..........................................................       7,093          --
    Expenses Allocated from Affiliated Investment Company...................................     (14,337)         --
                                                                                               ---------    --------
     Total Net Investment Income Received from Affiliated Investment Companies..............     243,711          --
                                                                                               ---------    --------
FUND INVESTMENT INCOME
  Dividends.................................................................................          --    $135,427
  Interest..................................................................................          --          73
  Income from Securities Lending............................................................          --         881
                                                                                               ---------    --------
     Total Investment Income................................................................          --     136,381
                                                                                               ---------    --------
FUND EXPENSES
  Investment Management Fees................................................................      26,205       3,643
  Accounting & Transfer Agent Fees..........................................................          41         337
  S&P 500(R) Fees...........................................................................          --         102
  Custodian Fees............................................................................          --          82
  Shareholder Servicing Fees -- Class R2 Shares.............................................          21          --
  Filing Fees...............................................................................         246         149
  Shareholders' Reports.....................................................................         242         121
  Directors'/Trustees' Fees & Expenses......................................................          46          42
  Professional Fees.........................................................................         161         264
  Other.....................................................................................          54         209
                                                                                               ---------    --------
     Total Expenses.........................................................................      27,016       4,949
                                                                                               ---------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................          --         (75)
    Institutional Class Shares..............................................................     (13,086)         --
    Class R2 Shares.........................................................................         (17)         --
                                                                                               ---------    --------
  Net Expenses..............................................................................      13,913       4,874
                                                                                               ---------    --------
  NET INVESTMENT INCOME (LOSS)..............................................................     229,798     131,507
                                                                                               ---------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................    (189,967)     44,973
    Futures.................................................................................       4,316      (5,349)
    Foreign Currency Transactions...........................................................       4,081          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................       3,950     140,290
    Futures.................................................................................        (482)       (356)
    Translation of Foreign Currency Denominated Amounts.....................................        (650)         --
                                                                                               ---------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................    (178,752)    179,558
                                                                                               ---------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................   $  51,046    $311,065
                                                                                               =========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA INTERNATIONAL VALUE     U.S. LARGE COMPANY
                                                                         PORTFOLIO                 PORTFOLIO
                                                                 ------------------------  ------------------------
                                                                     YEAR         YEAR         YEAR         YEAR
                                                                    ENDED        ENDED        ENDED        ENDED
                                                                   OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                     2016         2015         2016         2015
                                                                 -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................. $   229,798  $   218,094  $   131,507  $   116,432
  Net Realized Gain (Loss) on:..................................
    Investment Securities Sold*.................................    (189,967)     185,379       44,973      174,452
    Futures.....................................................       4,316           --       (5,349)       2,961
    Foreign Currency Transactions...............................       4,081       (4,394)          --           --
    In-Kind Redemptions.........................................          --           --           --       70,875
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................       3,950     (768,572)     140,290      (67,093)
    Futures.....................................................        (482)          --         (356)      (2,353)
    Translation of Foreign Currency Denominated Amounts.........        (650)         490           --           --
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................      51,046     (369,003)     311,065      295,274
                                                                 -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:........................................
    Class R2 Shares.............................................        (336)        (293)          --           --
    Institutional Class Shares..................................    (224,465)    (210,745)    (125,202)    (110,940)
  Net Long-Term Gains:..........................................
    Institutional Class Shares..................................          --           --      (47,852)          --
                                                                 -----------  -----------  -----------  -----------
     Total Distributions........................................    (224,801)    (211,038)    (173,054)    (110,940)
                                                                 -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................................   2,442,715    1,877,719    1,529,402    1,080,396
  Shares Issued in Lieu of Cash Distributions...................     218,177      204,539      150,286       95,812
  Shares Redeemed...............................................  (2,019,049)  (1,698,746)  (1,262,506)  (1,218,173)
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital Share Transactions....     641,843      383,512      417,182      (41,965)
                                                                 -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets....................     468,088     (196,529)     555,193      142,369
NET ASSETS
  Beginning of Year.............................................   6,805,885    7,002,414    5,810,743    5,668,374
                                                                 -----------  -----------  -----------  -----------
  End of Year................................................... $ 7,273,973  $ 6,805,885  $ 6,365,936  $ 5,810,743
                                                                 ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................     158,003      105,639       96,985       66,846
  Shares Issued in Lieu of Cash Distributions...................      14,327       11,317        9,320        6,038
  Shares Redeemed...............................................    (128,304)     (93,840)     (78,179)     (74,737)
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................      44,026       23,116       28,126       (1,853)
                                                                 ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)...................................... $    40,507  $    27,926  $    19,630  $    10,643

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                ----------------------------------------------
                                  YEAR        YEAR      YEAR      YEAR     YEAR
                                 ENDED       ENDED     ENDED     ENDED    ENDED
                                OCT. 31,    OCT. 31,  OCT. 31,  OCT. 31, OCT. 31,
                                  2016        2015      2014      2013     2012
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year..........................  $16.93     $ 18.48   $ 19.46    $15.72   $15.83
                                 ------     -------   -------    ------   ------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................    0.53        0.51      0.74      0.49     0.51
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................   (0.65)      (1.55)    (0.93)     3.77    (0.13)
                                 ------     -------   -------    ------   ------
   Total from Investment
    Operations.................   (0.12)      (1.04)    (0.19)     4.26     0.38
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........   (0.54)      (0.51)    (0.79)    (0.52)   (0.49)
                                 ------     -------   -------    ------   ------
   Total Distributions.........   (0.54)      (0.51)    (0.79)    (0.52)   (0.49)
---------------------------------------------------------------------------------
Net Asset Value, End of Year...  $16.27     $ 16.93   $ 18.48    $19.46   $15.72
=============================   ========    ========  ========  ======== ========
Total Return...................   (0.43)%     (5.78)%   (1.21)%   27.61%    2.70%
---------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................  $3,308     $10,404   $11,200    $5,517   $6,407
Ratio of Expenses to Average
 Net Assets (B)................    0.68%       0.68%     0.68%     0.69%    0.71%
Ratio of Expenses to Average
 Net Assets (Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor)....    0.88%       0.73%     0.68%     0.69%    0.71%
Ratio of Net Investment
 Income to Average Net Assets..    3.42%       2.81%     3.79%     2.84%    3.33%
---------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                      -------------------------------------------------------------
                                          YEAR         YEAR         YEAR        YEAR        YEAR
                                         ENDED        ENDED        ENDED       ENDED       ENDED
                                        OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                          2016         2015         2014        2013        2012
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $    16.92   $    18.47   $    19.45   $    15.72  $    15.83
                                      ----------   ----------   ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.55         0.56         0.84         0.52        0.54
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........      (0.63)       (1.56)       (0.98)        3.78       (0.12)
                                      ----------   ----------   ----------   ----------  ----------
   Total from Investment Operations..      (0.08)       (1.00)       (0.14)        4.30        0.42
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.54)       (0.55)       (0.84)       (0.57)      (0.53)
                                      ----------   ----------   ----------   ----------  ----------
   Total Distributions...............      (0.54)       (0.55)       (0.84)       (0.57)      (0.53)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......... $    16.30   $    16.92   $    18.47   $    19.45  $    15.72
===================================   ==========   ==========   ==========   ==========  ==========
Total Return.........................      (0.20)%      (5.58)%      (0.97)%      27.90%       2.98%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $7,270,665   $6,795,481   $6,991,214   $6,522,355  $5,480,888
Ratio of Expenses to Average Net
 Assets (B)..........................       0.43%        0.43%        0.43%        0.43%       0.45%
Ratio of Expenses to Average Net
 Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor
 and Fees Paid Indirectly)...........       0.63%        0.49%        0.43%        0.43%       0.45%
Ratio of Net Investment Income to
 Average Net Assets..................       3.51%        3.10%        4.29%        3.00%       3.54%
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     U.S. LARGE COMPANY PORTFOLIO
                                      ----------------------------------------------------------
                                         YEAR        YEAR        YEAR        YEAR        YEAR
                                        ENDED       ENDED       ENDED       ENDED       ENDED
                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                         2016        2015        2014        2013        2012
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $    16.42  $    15.94  $    13.87  $    11.15  $     9.90
                                      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.35        0.33        0.29        0.27        0.22
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       0.38        0.47        2.07        2.71        1.25
                                      ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..       0.73        0.80        2.36        2.98        1.47
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.34)      (0.32)      (0.29)      (0.26)      (0.22)
 Net Realized Gains..................      (0.14)         --          --          --          --
                                      ----------  ----------  ----------  ----------  ----------
   Total Distributions...............      (0.48)      (0.32)      (0.29)      (0.26)      (0.22)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......... $    16.67  $    16.42  $    15.94  $    13.87  $    11.15
===================================   ==========  ==========  ==========  ==========  ==========
Total Return.........................       4.54%       5.09%      17.17%      27.10%      15.02%
-------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $6,365,936  $5,810,743  $5,668,374  $4,917,336  $4,037,336
Ratio of Expenses to Average Net
 Assets..............................       0.08%       0.08%       0.08%       0.09%       0.10%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor).........................       0.08%       0.09%       0.08%       0.10%       0.10%
Ratio of Net Investment Income to
 Average Net Assets..................       2.17%       2.05%       1.95%       2.13%       2.10%
Portfolio Turnover Rate..............          9%          2%          3%          3%          4%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2016, the Feeder Fund owned 75% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2016, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% and 0.40%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the year ended October 31, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                            PREVIOUSLY
                                                             RECOVERY      WAIVED FEES/
                                                           OF PREVIOUSLY     EXPENSES
                                                           WAIVED FEES/       ASSUMED
                                              EXPENSE        EXPENSES    SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES               LIMITATION AMOUNT    ASSUMED        RECOVERY
--------------------------               ----------------- ------------- -----------------
DFA International Value Portfolio (1)...       0.40%             --              --
U.S. Large Company Portfolio (2)........       0.08%            $90            $951

CLASS R2 SHARES
---------------
DFA International Value Portfolio (1)...       0.79%             --              --

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            DFA International Value Portfolio................. $234
            U.S. Large Company Portfolio......................  284

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, U.S. Large Company Portfolio transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                        PURCHASES   SALES
     -                                                  ---------- --------
     U.S. Large Company Portfolio...................... $1,011,088 $539,508

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                    INCREASE       INCREASE
                                                   (DECREASE)     (DECREASE)
                                    INCREASE     UNDISTRIBUTED   ACCUMULATED
                                   (DECREASE)    NET INVESTMENT  NET REALIZED
                                 PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                 --------------- -------------- --------------
  DFA International Value
    Portfolio...................    $(303,109)       $7,584        $295,525
  U.S. Large Company Portfolio..        5,155         2,682          (7,837)

The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2015..............................    $211,038            --    $211,038
    2016..............................     224,802            --     224,802
    U.S. Large Company Portfolio
    2015..............................     110,940            --     110,940
    2016..............................     125,202       $47,852     173,054

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     NET INVESTMENT
                                       INCOME AND
                                       SHORT-TERM     LONG-TERM
                                     CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                     -------------- ------------- -------
      U.S. Large Company Portfolio..    $(3,737)       $(1,254)   $(4,991)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $48,835             --      $(176,437)    $  (68,856)   $ (196,458)
U.S. Large Company Portfolio......     20,036        $38,777             --      2,855,003     2,913,816

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                              UNLIMITED  TOTAL
                                              --------- --------
               DFA International Value
                Portfolio.................... $176,437  $176,437
               U.S. Large Company Portfolio..       --        --

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            NET UNREALIZED
                                      FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                         COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                      ----------- ------------ ------------ --------------
DFA International Value Portfolio.... $7,313,697           --    $(37,805)    $  (37,805)
U.S. Large Company Portfolio.........  3,844,135   $2,933,931     (81,375)     2,852,556

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                            YEAR                  YEAR
                                                           ENDED                  ENDED
                                                          OCT. 31,              OCT. 31,
                                                            2016                  2015
                                                   ---------------------  --------------------
                                                      AMOUNT     SHARES      AMOUNT     SHARES
                                                   -----------  --------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
  Shares Issued................................... $     2,205       144  $     3,876      214
  Shares Issued in Lieu of Cash Distributions.....         336        22          293       16
  Shares Redeemed.................................      (8,814)     (578)      (4,082)    (221)
                                                   -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares........ $    (6,273)     (412) $        87        9
                                                   ===========  ========  ===========  =======
Institutional Class Shares
  Shares Issued................................... $ 2,440,510   157,859  $ 1,873,843  105,425
  Shares Issued in Lieu of Cash Distributions.....     217,841    14,305      204,246   11,301
  Shares Redeemed.................................  (2,010,235) (127,726)  (1,694,664) (93,619)
                                                   -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional
  Class Shares.................................... $   648,116    44,438  $   383,425   23,107
                                                   ===========  ========  ===========  =======

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Needs Registrant Attribute could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the U.S. Large Company Portfolio had the following outstanding futures contracts (dollar amounts in thousands):

                                                      EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                    DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                               -------------------    ---------- --------- -------- ----------- ----------
U.S. Large Company Portfolio.. S&P 500 Emini Index(R)  12/16/16     139    $14,735     $(98)       $563

       The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                   FUTURES
                                                   -------
                     U.S. Large Company Portfolio. $24,212

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statements of Assets and Liabilities as of October 31, 2016:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE            LIABILITY DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Payables: Futures

                                        Margin Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                          LIABILITY DERIVATIVES VALUE
           -                              --------------------------
                                            TOTAL VALUE
                                                 AT          EQUITY
                                          OCTOBER 31, 2016 CONTRACTS*
           -                              ---------------- ----------
           U.S. Large Company Portfolio..       $(98)         $(98)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the year ended October 31, 2016:

                                    LOCATION OF GAIN (LOSS)
                                         ON DERIVATIVES
                  DERIVATIVE TYPE     RECOGNIZED IN INCOME
                  ---------------   ------------------------
                  Equity contracts  Net Realized Gain (Loss)
                                      on: Futures
                                    Change in Unrealized
                                      Appreciation
                                      (Depreciation) of:
                                      Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON
                                                 DERIVATIVES
                                              ------------------------
                                                                EQUITY
                                               TOTAL           CONTRACTS
                                               -------         ---------
               U.S. Large Company Portfolio.. $(5,349)          $(5,349)

                                              CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                 DERIVATIVES
                                              ------------------------
                                                                EQUITY
                                               TOTAL           CONTRACTS
                                               -------         ---------
               U.S. Large Company Portfolio.. $  (356)          $  (356)

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                 WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                  AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                               INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                               ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio..     1.08%       $30,853         37        $35       $162,576

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The U.S. Large Company Portfolio did not utilize the interfund lending program during the year ended October 31, 2016.

J. SECURITIES LENDING:

   As of October 31, 2016, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. Government Agency Securities with a market value of $153,436 (amount in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                  AS OF OCTOBER 31, 2016
                                 ---------------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                 ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE COMPANY PORTFOLIO
 Common Stocks.................. $336,121,883     --         --         --    $336,121,883

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                   APPROXIMATE
                                                                  PERCENTAGE OF
                                                      NUMBER OF    OUTSTANDING
                                                     SHAREHOLDERS    SHARES
                                                     ------------ -------------
DFA International Value Portfolio-Class R2 Shares...      4            95%
DFA International Value Portfolio-Institutional
  Class Shares......................................      4            73%
U.S. Large Company Portfolio........................      4            76%

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, broker and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                          % BREAKDOWN OF DISTRIBUTION SOURCES
                                   -------------------------------------------------
                                      NET      NET REALIZED   NET REALIZED
                                   INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                       INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                     ---------- -------------- -------------- ---------
DFA International Value Portfolio
   December 16, 2015..............     80%          0%             0%          20%
   June 29, 2016..................     97%          0%             0%           3%
U.S. Large Company Portfolio
   December 15, 2015..............     86%          0%             0%          14%
   March 30, 2016.................     87%          0%             0%          13%
   June 29, 2016..................     84%          0%             0%          16%

Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                  The U.S. Large Cap       Russell 1000 Value
                     Value Series                Index
                 --------------------      ------------------
 10/1/2006             $10,000                  $10,000
 11/1/2006              10,190                   10,228
 12/1/2006              10,395                   10,458
  1/1/2007              10,698                   10,592
  2/1/2007              10,537                   10,427
  3/1/2007              10,610                   10,588
  4/1/2007              11,062                   10,979
  5/1/2007              11,518                   11,375
  6/1/2007              11,332                   11,109
  7/1/2007              10,630                   10,595
  8/1/2007              10,427                   10,714
  9/1/2007              10,699                   11,082
 10/1/2007              10,759                   11,083
 11/1/2007              10,158                   10,542
 12/1/2007              10,124                   10,440
  1/1/2008               9,737                   10,022
  2/1/2008               9,439                    9,602
  3/1/2008               9,351                    9,530
  4/1/2008               9,940                    9,994
  5/1/2008              10,179                    9,978
  6/1/2008               9,063                    9,023
  7/1/2008               8,964                    8,991
  8/1/2008               9,138                    9,144
  9/1/2008               8,317                    8,472
 10/1/2008               6,447                    7,005
 11/1/2008               5,815                    6,503
 12/1/2008               6,004                    6,593
  1/1/2009               5,291                    5,835
  2/1/2009               4,550                    5,055
  3/1/2009               4,999                    5,488
  4/1/2009               5,808                    6,076
  5/1/2009               6,253                    6,452
  6/1/2009               6,176                    6,404
  7/1/2009               6,765                    6,928
  8/1/2009               7,224                    7,290
  9/1/2009               7,540                    7,572
 10/1/2009               7,215                    7,340
 11/1/2009               7,621                    7,754
 12/1/2009               7,832                    7,891
  1/1/2010               7,650                    7,669
  2/1/2010               7,980                    7,911
  3/1/2010               8,602                    8,426
  4/1/2010               8,875                    8,645
  5/1/2010               8,114                    7,934
  6/1/2010               7,502                    7,487
  7/1/2010               8,090                    7,994
  8/1/2010               7,602                    7,652
  9/1/2010               8,344                    8,246
 10/1/2010               8,655                    8,493
 11/1/2010               8,588                    8,448
 12/1/2010               9,425                    9,115
  1/1/2011               9,726                    9,321
  2/1/2011              10,253                    9,665
  3/1/2011              10,300                    9,703
  4/1/2011              10,563                    9,962
  5/1/2011              10,410                    9,856
  6/1/2011              10,229                    9,654
  7/1/2011               9,760                    9,334
  8/1/2011               8,937                    8,752
  9/1/2011               8,033                    8,090
 10/1/2011               9,147                    9,016
 11/1/2011               9,071                    8,970
 12/1/2011               9,143                    9,151
  1/1/2012               9,597                    9,497
  2/1/2012              10,152                    9,875
  3/1/2012              10,339                   10,168
  4/1/2012              10,128                   10,064
  5/1/2012               9,410                    9,474
  6/1/2012               9,918                    9,945
  7/1/2012              10,013                   10,047
  8/1/2012              10,410                   10,266
  9/1/2012              10,793                   10,591
 10/1/2012              10,822                   10,539
 11/1/2012              10,846                   10,535
 12/1/2012              11,176                   10,753
  1/1/2013              11,956                   11,452
  2/1/2013              12,109                   11,616
  3/1/2013              12,688                   12,076
  4/1/2013              12,822                   12,259
  5/1/2013              13,348                   12,573
  6/1/2013              13,200                   12,463
  7/1/2013              13,989                   13,135
  8/1/2013              13,578                   12,637
  9/1/2013              13,975                   12,954
 10/1/2013              14,683                   13,521
 11/1/2013              15,300                   13,898
 12/1/2013              15,706                   14,250
  1/1/2014              15,085                   13,744
  2/1/2014              15,596                   14,338
  3/1/2014              15,965                   14,681
  4/1/2014              16,070                   14,820
  5/1/2014              16,424                   15,037
  6/1/2014              16,869                   15,430
  7/1/2014              16,749                   15,167
  8/1/2014              17,280                   15,725
  9/1/2014              16,855                   15,400
 10/1/2014              16,984                   15,746
 11/1/2014              17,185                   16,069
 12/1/2014              17,314                   16,167
  1/1/2015              16,458                   15,521
  2/1/2015              17,620                   16,272
  3/1/2015              17,285                   16,050
  4/1/2015              17,635                   16,200
  5/1/2015              17,831                   16,395
  6/1/2015              17,544                   16,068
  7/1/2015              17,501                   16,138
  8/1/2015              16,438                   15,177
  9/1/2015              15,912                   14,719
 10/1/2015              17,209                   15,830
 11/1/2015              17,276                   15,890
 12/1/2015              16,735                   15,548
  1/1/2016              15,596                   14,745
  2/1/2016              15,625                   14,741
  3/1/2016              16,764                   15,803
  4/1/2016              17,218                   16,135
  5/1/2016              17,453                   16,386
  6/1/2016              17,434                   16,527
  7/1/2016              18,036                   17,007          Past performance is not predictive of
  8/1/2016              18,252                   17,138          future performance.
  9/1/2016              18,338                   17,103          The returns shown do not reflect the
 10/1/2016              18,027                   16,838          deduction of taxes that a shareholder
                                                                 would pay on fund distributions or the
        AVERAGE ANNUAL      ONE       FIVE        TEN            redemption of fund shares.
        TOTAL RETURN        YEAR      YEARS      YEARS           Russell data copyright (C) Russell
        ---------------------------------------------------      Investment Group 1995-2016, all rights
                            4.75%     14.53%     6.07%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                [CHART]


                         The DFA International          MSCI World ex
                              Value Series        USA Index (net dividends)
                         ---------------------    -------------------------
     10/1/2006                  $10,000                   $10,000
     11/1/2006                   10,332                    10,298
     12/1/2006                   10,735                    10,593
      1/1/2007                   10,938                    10,658
      2/1/2007                   10,928                    10,743
      3/1/2007                   11,281                    11,018
      4/1/2007                   11,851                    11,520
      5/1/2007                   12,256                    11,775
      6/1/2007                   12,166                    11,787
      7/1/2007                   11,828                    11,624
      8/1/2007                   11,696                    11,456
      9/1/2007                   12,306                    12,107
     10/1/2007                   12,903                    12,633
     11/1/2007                   12,121                    12,139
     12/1/2007                   11,860                    11,911
      1/1/2008                   10,900                    10,837
      2/1/2008                   10,761                    11,033
      3/1/2008                   10,890                    10,876
      4/1/2008                   11,376                    11,480
      5/1/2008                   11,382                    11,655
      6/1/2008                   10,256                    10,748
      7/1/2008                    9,966                    10,366
      8/1/2008                    9,549                     9,965
      9/1/2008                    8,434                     8,526
     10/1/2008                    6,319                     6,753
     11/1/2008                    5,931                     6,386
     12/1/2008                    6,380                     6,723
      1/1/2009                    5,499                     6,096
      2/1/2009                    4,824                     5,479
      3/1/2009                    5,350                     5,840
      4/1/2009                    6,336                     6,593
      5/1/2009                    7,277                     7,427
      6/1/2009                    7,166                     7,350
      7/1/2009                    8,019                     8,040
      8/1/2009                    8,479                     8,425
      9/1/2009                    8,911                     8,773
     10/1/2009                    8,556                     8,632
     11/1/2009                    8,811                     8,845
     12/1/2009                    8,911                     8,986
      1/1/2010                    8,396                     8,565
      2/1/2010                    8,429                     8,557
      3/1/2010                    9,094                     9,107
      4/1/2010                    8,939                     8,972
      5/1/2010                    7,892                     7,982
      6/1/2010                    7,753                     7,866
      7/1/2010                    8,723                     8,593
      8/1/2010                    8,296                     8,336
      9/1/2010                    9,188                     9,136
     10/1/2010                    9,509                     9,462
     11/1/2010                    9,033                     9,061
     12/1/2010                    9,875                     9,790
      1/1/2011                   10,295                    10,001
      2/1/2011                   10,639                    10,372
      3/1/2011                   10,345                    10,164
      4/1/2011                   10,899                    10,718
      5/1/2011                   10,506                    10,400
      6/1/2011                   10,362                    10,252
      7/1/2011                   10,030                    10,083
      8/1/2011                    8,955                     9,231
      9/1/2011                    7,975                     8,304
     10/1/2011                    8,745                     9,111
     11/1/2011                    8,457                     8,690
     12/1/2011                    8,230                     8,595
      1/1/2012                    8,784                     9,059
      2/1/2012                    9,243                     9,557
      3/1/2012                    9,166                     9,487
      4/1/2012                    8,839                     9,326
      5/1/2012                    7,748                     8,262
      6/1/2012                    8,296                     8,804
      7/1/2012                    8,263                     8,913
      8/1/2012                    8,606                     9,168
      9/1/2012                    8,911                     9,446
     10/1/2012                    9,022                     9,512
     11/1/2012                    9,166                     9,712
     12/1/2012                    9,614                    10,006
      1/1/2013                   10,068                    10,498
      2/1/2013                    9,764                    10,393
      3/1/2013                    9,797                    10,476
      4/1/2013                   10,279                    10,953
      5/1/2013                   10,157                    10,708
      6/1/2013                    9,797                    10,307
      7/1/2013                   10,467                    10,855
      8/1/2013                   10,395                    10,715
      9/1/2013                   11,176                    11,472
     10/1/2013                   11,564                    11,857
     11/1/2013                   11,608                    11,930
     12/1/2013                   11,863                    12,110
      1/1/2014                   11,431                    11,621
      2/1/2014                   12,084                    12,255
      3/1/2014                   11,996                    12,200
      4/1/2014                   12,201                    12,392
      5/1/2014                   12,339                    12,584
      6/1/2014                   12,489                    12,763
      7/1/2014                   12,212                    12,536
      8/1/2014                   12,217                    12,546
      9/1/2014                   11,680                    12,030
     10/1/2014                   11,481                    11,839
     11/1/2014                   11,486                    11,985
     12/1/2014                   11,060                    11,586
      1/1/2015                   10,988                    11,545
      2/1/2015                   11,774                    12,235
      3/1/2015                   11,525                    12,030
      4/1/2015                   12,156                    12,551
      5/1/2015                   12,162                    12,442
      6/1/2015                   11,813                    12,089
      7/1/2015                   11,697                    12,280
      8/1/2015                   10,827                    11,386
      9/1/2015                   10,091                    10,811
     10/1/2015                   10,866                    11,624
     11/1/2015                   10,722                    11,439
     12/1/2015                   10,378                    11,234
      1/1/2016                    9,570                    10,461
      2/1/2016                    9,265                    10,315
      3/1/2016                    9,969                    11,015
      4/1/2016                   10,450                    11,369
      5/1/2016                   10,257                    11,241
      6/1/2016                    9,886                    10,899
      7/1/2016                   10,323                    11,435
      8/1/2016                   10,600                    11,446              Past performance is not predictive of
      9/1/2016                   10,716                    11,585              future performance.
     10/1/2016                   10,855                    11,360              The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR        YEARS       YEARS               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  -0.10%       4.42%       0.82%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                  The Japanese Small Company   MSCI Japan Small Cap Index
                            Series                  (net dividends)
                   ----------------------      --------------------------

10/31/2006                $10,000                        $10,000
11/30/2006                  9,937                          9,916
12/31/2006                 10,021                          9,974
 1/31/2007                 10,231                         10,167
 2/28/2007                 10,641                         10,569
 3/31/2007                 10,568                         10,471
 4/30/2007                 10,421                         10,292
 5/31/2007                 10,210                         10,047
 6/30/2007                 10,379                         10,113
 7/31/2007                 10,442                         10,110
 8/31/2007                 10,000                          9,494
 9/30/2007                  9,989                          9,437
10/31/2007                 10,053                          9,778
11/30/2007                  9,821                          9,367
12/31/2007                  9,211                          8,806
 1/31/2008                  8,948                          8,374
 2/29/2008                  8,885                          8,466
 3/31/2008                  9,064                          8,468
 4/30/2008                  9,127                          8,573
 5/31/2008                  9,464                          8,838
 6/30/2008                  9,022                          8,295
 7/31/2008                  8,770                          8,023
 8/31/2008                  8,286                          7,669
 9/30/2008                  7,750                          6,920
10/31/2008                  7,182                          6,190
11/30/2008                  7,371                          6,442
12/31/2008                  8,128                          6,944
 1/31/2009                  7,571                          6,580
 2/28/2009                  6,593                          5,715
 3/31/2009                  6,887                          5,917
 4/30/2009                  7,171                          6,220
 5/31/2009                  8,055                          6,981
 6/30/2009                  8,591                          7,425
 7/31/2009                  8,770                          7,611
 8/31/2009                  9,232                          8,037
 9/30/2009                  9,138                          8,005
10/31/2009                  8,812                          7,712
11/30/2009                  8,454                          7,437
12/31/2009                  8,423                          7,298
 1/31/2010                  8,538                          7,455
 2/28/2010                  8,707                          7,597
 3/31/2010                  9,148                          7,943
 4/30/2010                  9,422                          8,158
 5/31/2010                  8,633                          7,592
 6/30/2010                  8,770                          7,625
 7/31/2010                  8,927                          7,718
 8/31/2010                  8,686                          7,554
 9/30/2010                  9,064                          7,863
10/31/2010                  8,875                          7,799
11/30/2010                  9,096                          7,951
12/31/2010                  9,937                          8,753
 1/31/2011                 10,168                          8,857
 2/28/2011                 10,641                          9,213
 3/31/2011                  9,979                          8,645
 4/30/2011                  9,926                          8,652
 5/31/2011                  9,758                          8,524
 6/30/2011                 10,252                          8,841
 7/31/2011                 10,631                          9,209
 8/31/2011                 10,347                          8,832
 9/30/2011                 10,294                          8,840
10/31/2011                  9,769                          8,514
11/30/2011                  9,926                          8,283
12/31/2011                  9,874                          8,413
 1/31/2012                 10,505                          8,758
 2/29/2012                 10,515                          8,853
 3/31/2012                 10,820                          9,090
 4/30/2012                 10,599                          8,958
 5/31/2012                  9,716                          8,214
 6/30/2012                 10,231                          8,564
 7/31/2012                  9,884                          8,430
 8/31/2012                  9,895                          8,382
 9/30/2012                 10,032                          8,614
10/31/2012                  9,821                          8,428
11/30/2012                  9,968                          8,486
12/31/2012                 10,336                          8,750
 1/31/2013                 10,662                          9,077
 2/28/2013                 10,925                          9,385
 3/31/2013                 11,767                         10,143
 4/30/2013                 12,387                         10,811
 5/31/2013                 11,377                          9,954
 6/30/2013                 11,483                          9,927
 7/31/2013                 11,756                         10,088
 8/31/2013                 11,493                          9,952
 9/30/2013                 12,797                         11,085
10/31/2013                 12,829                         11,040
11/30/2013                 12,734                         10,967
12/31/2013                 12,829                         11,055
 1/31/2014                 12,702                         11,023
 2/28/2014                 12,650                         10,778
 3/31/2014                 12,713                         10,806
 4/30/2014                 12,524                         10,605
 5/31/2014                 12,850                         10,953
 6/30/2014                 13,764                         11,728
 7/31/2014                 13,680                         11,791
 8/31/2014                 13,807                         11,707
 9/30/2014                 13,386                         11,315
10/31/2014                 13,144                         11,013
11/30/2014                 12,650                         10,888
12/31/2014                 12,766                         11,003
 1/31/2015                 13,081                         11,372
 2/28/2015                 13,617                         11,782
 3/31/2015                 13,796                         12,009
 4/30/2015                 14,132                         12,234
 5/31/2015                 14,280                         12,378
 6/30/2015                 14,574                         12,559
 7/31/2015                 14,490                         12,511
 8/31/2015                 14,048                         12,082
 9/30/2015                 13,617                         11,648
10/31/2015                 14,332                         12,426
11/30/2015                 14,658                         12,584
12/31/2015                 14,606                         12,688
 1/31/2016                 13,880                         11,881
 2/29/2016                 13,396                         11,758
 3/31/2016                 14,269                         12,491
 4/30/2016                 14,448                         13,035
 5/31/2016                 14,816                         13,038
 6/30/2016                 14,753                         12,961
 7/31/2016                 15,552                         13,656             Past performance is not predictive of
 8/31/2016                 15,184                         13,172             future performance.
 9/30/2016                 16,109                         13,883             The returns shown do not reflect the
10/31/2016                 16,414                         14,068             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE          TEN               would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS        YEARS              redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                14.53%       10.94%       5.08%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                  The Asia Pacific            MSCI Pacific ex Japan
                Small Company Series     Small Cap Index (net dividends)
                --------------------     -------------------------------
10/31/2006             $10,000                        $10,000
11/30/2006              10,558                         10,608
12/31/2006              10,862                         11,004
 1/31/2007              11,143                         11,283
 2/28/2007              11,442                         11,498
 3/31/2007              12,041                         12,092
 4/30/2007              12,885                         12,930
 5/31/2007              13,991                         13,438
 6/30/2007              14,567                         13,787
 7/31/2007              14,797                         13,784
 8/31/2007              13,696                         12,896
 9/30/2007              15,300                         14,041
10/31/2007              16,641                         15,001
11/30/2007              15,544                         13,796
12/31/2007              15,281                         13,606
 1/31/2008              13,747                         11,783
 2/29/2008              14,171                         12,483
 3/31/2008              13,484                         11,695
 4/30/2008              14,429                         12,478
 5/31/2008              15,060                         12,612
 6/30/2008              13,581                         11,201
 7/31/2008              12,783                         10,686
 8/31/2008              11,889                          9,818
 9/30/2008               9,848                          7,901
10/31/2008               6,576                          5,111
11/30/2008               5,945                          4,553
12/31/2008               6,594                          5,082
 1/31/2009               5,783                          4,522
 2/28/2009               5,465                          4,241
 3/31/2009               6,313                          4,849
 4/30/2009               7,258                          5,717
 5/31/2009               9,134                          7,088
 6/30/2009               9,207                          7,288
 7/31/2009              10,539                          8,340
 8/31/2009              11,018                          8,769
 9/30/2009              11,880                          9,503
10/31/2009              12,147                          9,731
11/30/2009              12,714                         10,011
12/31/2009              13,051                         10,411
 1/31/2010              12,346                          9,745
 2/28/2010              12,567                          9,867
 3/31/2010              13,604                         10,680
 4/30/2010              13,793                         10,979
 5/31/2010              11,885                          9,321
 6/30/2010              11,742                          9,268
 7/31/2010              13,046                         10,211
 8/31/2010              13,032                         10,189
 9/30/2010              15,009                         11,718
10/31/2010              15,659                         12,238
11/30/2010              15,452                         12,075
12/31/2010              16,968                         13,294
 1/31/2011              16,608                         12,907
 2/28/2011              16,714                         12,978
 3/31/2011              17,069                         13,376
 4/30/2011              17,797                         13,917
 5/31/2011              17,272                         13,599
 6/30/2011              16,691                         13,115
 7/31/2011              16,968                         13,308
 8/31/2011              15,788                         12,383
 9/30/2011              12,843                         10,131
10/31/2011              14,853                         11,791
11/30/2011              14,456                         10,987
12/31/2011              13,613                         10,635
 1/31/2012              15,023                         11,739
 2/29/2012              16,157                         12,652
 3/31/2012              15,926                         12,256
 4/30/2012              15,862                         12,322
 5/31/2012              13,885                         10,723
 6/30/2012              14,180                         10,873
 7/31/2012              14,392                         11,230
 8/31/2012              14,876                         11,410
 9/30/2012              15,613                         12,017
10/31/2012              15,963                         12,264
11/30/2012              16,194                         12,385
12/31/2012              16,954                         12,696
 1/31/2013              17,806                         13,369
 2/28/2013              17,885                         13,528
 3/31/2013              17,963                         13,562
 4/30/2013              17,668                         13,454
 5/31/2013              16,359                         12,464
 6/30/2013              15,203                         11,398
 7/31/2013              15,954                         11,854
 8/31/2013              16,083                         11,956
 9/30/2013              17,212                         12,876
10/31/2013              17,705                         13,102
11/30/2013              17,092                         12,549
12/31/2013              17,304                         12,608
 1/31/2014              16,488                         12,024
 2/28/2014              17,442                         12,671
 3/31/2014              17,700                         12,905
 4/30/2014              17,747                         12,989
 5/31/2014              17,765                         13,095
 6/30/2014              17,903                         13,166
 7/31/2014              18,281                         13,453
 8/31/2014              18,567                         13,557
 9/30/2014              16,857                         12,311
10/31/2014              17,101                         12,456
11/30/2014              16,429                         12,061
12/31/2014              15,954                         11,759
 1/31/2015              15,576                         11,527
 2/28/2015              16,336                         12,087
 3/31/2015              16,111                         11,869
 4/30/2015              17,415                         12,550
 5/31/2015              17,608                         12,489
 6/30/2015              16,369                         11,590
 7/31/2015              15,571                         11,067
 8/31/2015              14,244                         10,035
 9/30/2015              14,041                          9,827
10/31/2015              15,078                         10,629
11/30/2015              15,032                         10,541
12/31/2015              15,452                         10,720
 1/31/2016              14,332                          9,788
 2/29/2016              14,548                         10,027
 3/31/2016              16,286                         11,185
 4/30/2016              16,507                         11,386
 5/31/2016              16,327                         11,196
 6/30/2016              16,599                         11,272
 7/31/2016              17,747                         12,106
 8/31/2016              17,622                         12,016
 9/30/2016              18,147                         12,267               Past performance is not predictive of
10/31/2016              17,594                         11,751               future performance.
                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN               would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS              redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                16.69%       3.45%       5.81%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                    The United Kingdom       MSCI UK Small Cap
                   Small Company Series    Index (net dividends)
                   --------------------    ---------------------
     10/31/06            $10,000                 $10,000
     11/30/06             10,628                  10,648
     12/31/06             11,208                  11,148
      1/31/07             11,287                  11,122
      2/28/07             11,285                  11,156
      3/31/07             11,817                  11,618
      4/30/07             12,224                  12,195
      5/31/07             12,388                  12,273
      6/30/07             11,935                  11,916
      7/31/07             11,873                  11,849
      8/31/07             11,805                  11,414
      9/30/07             11,398                  10,767
     10/31/07             12,309                  11,951
     11/30/07             10,886                  10,568
     12/31/07             10,311                  10,037
      1/31/08              9,618                   9,230
      2/29/08              9,759                   9,542
      3/31/08              9,723                   9,422
      4/30/08              9,887                   9,598
      5/31/08              9,915                   9,643
      6/30/08              9,126                   8,984
      7/31/08              8,806                   8,625
      8/31/08              8,664                   8,400
      9/30/08              7,326                   6,855
     10/31/08              5,359                   4,953
     11/30/08              4,980                   4,494
     12/31/08              4,870                   4,380
      1/31/09              4,751                   4,356
      2/28/09              4,556                   4,211
      3/31/09              4,754                   4,455
      4/30/09              5,750                   5,479
      5/31/09              6,338                   6,058
      6/30/09              6,370                   6,100
      7/31/09              6,921                   6,662
      8/31/09              7,462                   7,304
      9/30/09              7,680                   7,473
     10/31/09              7,691                   7,483
     11/30/09              7,668                   7,406
     12/31/09              7,830                   7,588
      1/31/10              7,753                   7,553
      2/28/10              7,487                   7,215
      3/31/10              8,115                   7,851
      4/30/10              8,415                   8,164
      5/31/10              7,465                   7,183
      6/30/10              7,606                   7,214
      7/31/10              8,633                   8,082
      8/31/10              8,316                   7,862
      9/30/10              9,205                   8,728
     10/31/10              9,686                   9,100
     11/30/10              9,211                   8,721
     12/31/10             10,153                   9,634
      1/31/11             10,300                   9,727
      2/28/11             10,611                   9,984
      3/31/11             10,416                   9,811
      4/30/11             11,338                  10,711
      5/31/11             11,271                  10,575
      6/30/11             10,911                  10,219
      7/31/11             10,840                  10,191
      8/31/11              9,759                   9,151
      9/30/11              8,775                   8,186
     10/31/11              9,706                   9,081
     11/30/11              9,411                   8,728
     12/31/11              9,120                   8,437
      1/31/12              9,926                   9,293
      2/29/12             10,736                  10,156
      3/31/12             10,971                  10,189
      4/30/12             11,160                  10,363
      5/31/12              9,904                   9,079
      6/30/12             10,390                   9,511
      7/31/12             10,566                   9,684
      8/31/12             11,146                  10,197
      9/30/12             11,720                  10,741
     10/31/12             11,978                  10,963
     11/30/12             12,054                  10,967
     12/31/12             12,719                  11,472
      1/31/13             12,946                  11,774
      2/28/13             13,065                  11,840
      3/31/13             13,455                  12,159
      4/30/13             13,797                  12,463
      5/31/13             13,928                  12,631
      6/30/13             13,622                  12,176
      7/31/13             14,776                  13,190
      8/31/13             14,884                  13,370
      9/30/13             15,891                  14,374
     10/31/13             16,460                  14,880
     11/30/13             16,836                  15,230
     12/31/13             17,767                  15,966
      1/31/14             17,349                  15,627
      2/28/14             18,908                  17,142
      3/31/14             18,328                  16,524
      4/30/14             18,028                  16,129
      5/31/14             18,014                  16,160
      6/30/14             17,999                  16,121
      7/31/14             17,442                  15,666
      8/31/14             17,708                  15,831
      9/30/14             16,698                  14,902
     10/31/14             16,661                  14,807
     11/30/14             16,534                  14,812
     12/31/14             16,802                  15,055
      1/31/15             16,426                  14,645
      2/28/15             17,971                  16,091
      3/31/15             17,040                  15,351
      4/30/15             18,115                  16,335
      5/31/15             19,029                  17,085
      6/30/15             18,981                  17,106
      7/31/15             19,021                  17,228
      8/31/15             18,223                  16,550
      9/30/15             17,674                  15,940
     10/31/15             18,319                  16,646
     11/30/15             18,291                  16,511
     12/31/15             18,098                  16,335
      1/31/16             16,667                  14,749
      2/29/16             16,370                  14,595
      3/31/16             17,351                  15,624
      4/30/16             17,442                  15,834
      5/31/16             17,725                  16,290
      6/30/16             15,492                  13,974
      7/31/16             16,330                  14,778            Past performance is not predictive of
      8/31/16             16,681                  15,025            future performance.
      9/30/16             16,703                  15,153            The returns shown do not reflect the
     10/31/16             15,422                  14,001            deduction of taxes that a shareholder
         AVERAGE ANNUAL                   FIVE       TEN            would pay on fund distributions or the
         TOTAL RETURN        ONE YEAR     YEARS     YEARS           redemption of fund shares.
         -----------------------------------------------------      MSCI data copyright MSCI 2016, all
                             -15.82%      9.70%     4.43%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                 The Continental Small         MSCI Europe ex UK Small
                    Company Series            Cap Index (net dividends)
                 ---------------------        -------------------------

10/31/2006             $10,000                         $10,000
11/30/2006              10,696                          10,700
12/31/2006              11,206                          11,204
 1/31/2007              11,726                          11,563
 2/28/2007              11,746                          11,613
 3/31/2007              12,433                          12,230
 4/30/2007              13,088                          12,970
 5/31/2007              13,342                          13,197
 6/30/2007              13,197                          13,070
 7/31/2007              13,126                          12,975
 8/31/2007              12,660                          12,388
 9/30/2007              12,943                          12,634
10/31/2007              13,567                          13,390
11/30/2007              12,566                          12,432
12/31/2007              12,326                          12,180
 1/31/2008              11,153                          10,713
 2/29/2008              11,632                          11,362
 3/31/2008              12,002                          11,593
 4/30/2008              12,147                          11,791
 5/31/2008              12,381                          11,974
 6/30/2008              11,338                          10,868
 7/31/2008              10,738                          10,251
 8/31/2008              10,446                           9,971
 9/30/2008               8,629                           7,906
10/31/2008               6,326                           5,682
11/30/2008               5,833                           5,211
12/31/2008               6,441                           5,692
 1/31/2009               5,710                           5,181
 2/28/2009               5,217                           4,725
 3/31/2009               5,596                           5,090
 4/30/2009               6,513                           6,150
 5/31/2009               7,456                           7,068
 6/30/2009               7,365                           6,977
 7/31/2009               7,951                           7,604
 8/31/2009               8,618                           8,384
 9/30/2009               9,356                           9,188
10/31/2009               9,095                           8,937
11/30/2009               9,371                           9,121
12/31/2009               9,342                           9,162
 1/31/2010               9,188                           9,040
 2/28/2010               8,994                           8,782
 3/31/2010               9,663                           9,494
 4/30/2010               9,572                           9,435
 5/31/2010               8,212                           7,975
 6/30/2010               8,161                           7,856
 7/31/2010               9,137                           8,797
 8/31/2010               8,720                           8,379
 9/30/2010               9,920                           9,672
10/31/2010              10,493                          10,292
11/30/2010               9,679                           9,513
12/31/2010              10,934                          10,844
 1/31/2011              11,246                          11,090
 2/28/2011              11,440                          11,278
 3/31/2011              11,826                          11,658
 4/30/2011              12,627                          12,473
 5/31/2011              12,201                          11,997
 6/30/2011              11,808                          11,610
 7/31/2011              11,142                          10,905
 8/31/2011               9,998                           9,766
 9/30/2011               8,493                           8,299
10/31/2011               9,365                           9,208
11/30/2011               8,747                           8,488
12/31/2011               8,404                           8,200
 1/31/2012               9,204                           9,013
 2/29/2012               9,795                           9,705
 3/31/2012               9,813                           9,626
 4/30/2012               9,585                           9,466
 5/31/2012               8,276                           8,168
 6/30/2012               8,640                           8,570
 7/31/2012               8,553                           8,540
 8/31/2012               8,943                           8,912
 9/30/2012               9,416                           9,392
10/31/2012               9,579                           9,554
11/30/2012               9,708                           9,700
12/31/2012              10,294                          10,223
 1/31/2013              11,075                          11,055
 2/28/2013              10,965                          11,022
 3/31/2013              10,720                          10,738
 4/30/2013              11,162                          11,155
 5/31/2013              11,369                          11,409
 6/30/2013              10,994                          10,901
 7/31/2013              11,953                          11,892
 8/31/2013              11,969                          11,870
 9/30/2013              13,017                          12,885
10/31/2013              13,761                          13,661
11/30/2013              14,011                          13,904
12/31/2013              14,406                          14,265
 1/31/2014              14,317                          14,147
 2/28/2014              15,576                          15,383
 3/31/2014              15,657                          15,396
 4/30/2014              15,810                          15,460
 5/31/2014              15,875                          15,634
 6/30/2014              15,737                          15,482
 7/31/2014              14,818                          14,569
 8/31/2014              14,642                          14,451
 9/30/2014              13,862                          13,655
10/31/2014              13,452                          13,209
11/30/2014              13,775                          13,596
12/31/2014              13,338                          13,271
 1/31/2015              13,429                          13,302
 2/28/2015              14,357                          14,284
 3/31/2015              14,288                          14,139
 4/30/2015              15,052                          14,896
 5/31/2015              15,070                          14,797
 6/30/2015              14,756                          14,447
 7/31/2015              15,171                          14,983
 8/31/2015              14,604                          14,404
 9/30/2015              14,089                          13,917
10/31/2015              14,771                          14,713
11/30/2015              14,747                          14,674
12/31/2015              14,934                          14,892
 1/31/2016              13,922                          13,714
 2/29/2016              13,900                          13,762
 3/31/2016              15,086                          14,996
 4/30/2016              15,398                          15,184
 5/31/2016              15,431                          15,248
 6/30/2016              14,586                          14,258
 7/31/2016              15,552                          15,183
 8/31/2016              15,755                          15,313
 9/30/2016              16,147                          15,680             Past performance is not predictive of
10/31/2016              15,672                          15,097             future performance.
                                                                           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE         FIVE          TEN              would pay on fund distributions or the
          TOTAL RETURN          YEAR        YEARS        YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                6.10%       10.85%       4.60%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
APRIL 2, 2007-OCTOBER 31, 2016

                                     [CHART]


                           The                     MSCI Canada Small Cap
                Canadian Small Company Series      Index (net dividends)
              --------------------------------   ------------------------
 4/1/2007                 $10,000                        $10,000
 4/1/2007                  10,710                         10,487
 5/1/2007                  11,420                         11,331
 6/1/2007                  11,370                         11,306
 7/1/2007                  11,300                         11,024
 8/1/2007                  10,560                         10,340
 9/1/2007                  11,730                         11,600
10/1/2007                  13,000                         12,852
11/1/2007                  11,020                         10,809
12/1/2007                  11,430                         11,109
 1/1/2008                  10,350                         10,107
 2/1/2008                  11,160                         11,071
 3/1/2008                  10,290                         10,199
 4/1/2008                  10,540                         10,555
 5/1/2008                  11,140                         11,104
 6/1/2008                  10,620                         10,725
 7/1/2008                   9,710                          9,775
 8/1/2008                   9,310                          9,530
 9/1/2008                   7,190                          7,506
10/1/2008                   4,800                          5,011
11/1/2008                   4,180                          4,560
12/1/2008                   4,500                          4,785
 1/1/2009                   4,530                          4,833
 2/1/2009                   4,120                          4,454
 3/1/2009                   4,380                          4,708
 4/1/2009                   5,300                          5,466
 5/1/2009                   6,340                          6,622
 6/1/2009                   5,950                          6,220
 7/1/2009                   6,700                          6,996
 8/1/2009                   6,920                          7,260
 9/1/2009                   7,910                          8,157
10/1/2009                   7,760                          8,211
11/1/2009                   8,420                          8,900
12/1/2009                   8,960                          9,423
 1/1/2010                   8,540                          9,031
 2/1/2010                   9,050                          9,632
 3/1/2010                   9,770                         10,454
 4/1/2010                  10,120                         10,890
 5/1/2010                   9,150                          9,929
 6/1/2010                   8,730                          9,464
 7/1/2010                   9,440                         10,234
 8/1/2010                   9,330                         10,202
 9/1/2010                  10,430                         11,319
10/1/2010                  11,110                         12,004
11/1/2010                  11,650                         12,509
12/1/2010                  12,840                         13,660
 1/1/2011                  12,780                         13,500
 2/1/2011                  13,660                         14,392
 3/1/2011                  13,680                         14,396
 4/1/2011                  13,940                         14,833
 5/1/2011                  13,360                         14,236
 6/1/2011                  12,620                         13,510
 7/1/2011                  12,810                         13,868
 8/1/2011                  11,840                         13,043
 9/1/2011                   9,600                         10,655
10/1/2011                  11,140                         12,174
11/1/2011                  10,750                         11,857
12/1/2011                  10,580                         11,613
 1/1/2012                  11,490                         12,564
 2/1/2012                  11,930                         13,014
 3/1/2012                  11,400                         12,326
 4/1/2012                  11,140                         12,227
 5/1/2012                   9,840                         10,801
 6/1/2012                   9,860                         10,768
 7/1/2012                  10,130                         11,140
 8/1/2012                  10,560                         11,603
 9/1/2012                  11,010                         12,189
10/1/2012                  10,860                         11,971
11/1/2012                  10,680                         11,703
12/1/2012                  10,930                         11,894
 1/1/2013                  11,250                         12,137
 2/1/2013                  10,700                         11,549
 3/1/2013                  11,010                         11,822
 4/1/2013                  10,650                         11,555
 5/1/2013                  10,480                         11,271
 6/1/2013                  10,050                         10,576
 7/1/2013                  10,790                         11,389
 8/1/2013                  10,690                         11,262
 9/1/2013                  11,170                         11,696
10/1/2013                  11,480                         11,959
11/1/2013                  11,330                         11,668
12/1/2013                  11,610                         11,958
 1/1/2014                  11,250                         11,555
 2/1/2014                  11,970                         12,358
 3/1/2014                  12,140                         12,468
 4/1/2014                  12,670                         12,944
 5/1/2014                  12,690                         12,956
 6/1/2014                  13,650                         14,057
 7/1/2014                  13,010                         13,443
 8/1/2014                  13,460                         13,905
 9/1/2014                  11,920                         12,434
10/1/2014                  11,040                         11,601
11/1/2014                  10,730                         11,276
12/1/2014                  10,480                         10,983
 1/1/2015                   9,420                          9,940
 2/1/2015                  10,000                         10,500
 3/1/2015                   9,550                         10,048
 4/1/2015                  10,600                         11,033
 5/1/2015                  10,230                         10,663
 6/1/2015                   9,810                         10,298
 7/1/2015                   8,610                          9,288
 8/1/2015                   8,370                          8,813
 9/1/2015                   7,770                          8,286
10/1/2015                   8,280                          8,732
11/1/2015                   7,970                          8,483
12/1/2015                   7,590                          7,884
 1/1/2016                   7,240                          7,532
 2/1/2016                   7,850                          8,157
 3/1/2016                   8,690                          9,103
 4/1/2016                   9,960                         10,220
 5/1/2016                   9,580                          9,848
 6/1/2016                  10,050                         10,263
 7/1/2016                  10,360                         10,696
 8/1/2016                  10,140                         10,364
 9/1/2016                  10,350                         10,494             Past performance is not predictive of
10/1/2016                  10,000                         10,048             future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE          SINCE               would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS       INCEPTION             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2016, all
                               20.77%      -2.14%        0.00%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                  [CHART]


                               The            MSCI Emerging Markets Index
                     Emerging Markets Series       (net dividends)
                     -----------------------  ---------------------------
10/1/2006                    $10,000                    $10,000
11/1/2006                     10,641                     10,743
12/1/2006                     11,072                     11,227
 1/1/2007                     11,236                     11,108
 2/1/2007                     11,065                     11,043
 3/1/2007                     11,570                     11,481
 4/1/2007                     12,311                     12,025
 5/1/2007                     13,136                     12,609
 6/1/2007                     13,353                     13,200
 7/1/2007                     13,677                     13,897
 8/1/2007                     13,444                     13,601
 9/1/2007                     14,629                     15,103
10/1/2007                     16,236                     16,788
11/1/2007                     15,177                     15,597
12/1/2007                     15,124                     15,652
 1/1/2008                     13,808                     13,699
 2/1/2008                     14,248                     14,710
 3/1/2008                     13,808                     13,932
 4/1/2008                     14,796                     15,062
 5/1/2008                     14,883                     15,342
 6/1/2008                     13,357                     13,811
 7/1/2008                     13,183                     13,290
 8/1/2008                     12,401                     12,229
 9/1/2008                     10,678                     10,089
10/1/2008                      7,866                      7,328
11/1/2008                      7,154                      6,776
12/1/2008                      7,715                      7,305
 1/1/2009                      7,124                      6,833
 2/1/2009                      6,663                      6,447
 3/1/2009                      7,625                      7,374
 4/1/2009                      8,758                      8,601
 5/1/2009                     10,251                     10,071
 6/1/2009                     10,164                      9,935
 7/1/2009                     11,329                     11,052
 8/1/2009                     11,369                     11,013
 9/1/2009                     12,375                     12,012
10/1/2009                     12,118                     12,027
11/1/2009                     12,842                     12,544
12/1/2009                     13,307                     13,039
 1/1/2010                     12,582                     12,312
 2/1/2010                     12,735                     12,355
 3/1/2010                     13,804                     13,353
 4/1/2010                     13,888                     13,514
 5/1/2010                     12,599                     12,326
 6/1/2010                     12,619                     12,235
 7/1/2010                     13,731                     13,254
 8/1/2010                     13,413                     12,997
 9/1/2010                     14,940                     14,441
10/1/2010                     15,394                     14,860
11/1/2010                     15,050                     14,468
12/1/2010                     16,276                     15,500
 1/1/2011                     15,855                     15,080
 2/1/2011                     15,745                     14,939
 3/1/2011                     16,623                     15,818
 4/1/2011                     17,204                     16,308
 5/1/2011                     16,730                     15,880
 6/1/2011                     16,533                     15,636
 7/1/2011                     16,406                     15,567
 8/1/2011                     15,080                     14,176
 9/1/2011                     12,799                     12,109
10/1/2011                     14,402                     13,713
11/1/2011                     13,904                     12,799
12/1/2011                     13,500                     12,645
 1/1/2012                     14,947                     14,079
 2/1/2012                     15,758                     14,922
 3/1/2012                     15,351                     14,424
 4/1/2012                     15,077                     14,252
 5/1/2012                     13,454                     12,653
 6/1/2012                     14,122                     13,142
 7/1/2012                     14,235                     13,398
 8/1/2012                     14,332                     13,354
 9/1/2012                     15,134                     14,159
10/1/2012                     15,057                     14,073
11/1/2012                     15,254                     14,252
12/1/2012                     16,149                     14,949
 1/1/2013                     16,232                     15,155
 2/1/2013                     16,045                     14,965
 3/1/2013                     15,818                     14,707
 4/1/2013                     15,999                     14,818
 5/1/2013                     15,481                     14,438
 6/1/2013                     14,509                     13,518
 7/1/2013                     14,723                     13,660
 8/1/2013                     14,379                     13,425
 9/1/2013                     15,404                     14,298
10/1/2013                     16,109                     14,993
11/1/2013                     15,868                     14,774
12/1/2013                     15,708                     14,560
 1/1/2014                     14,619                     13,615
 2/1/2014                     15,150                     14,066
 3/1/2014                     15,685                     14,497
 4/1/2014                     15,778                     14,546
 5/1/2014                     16,316                     15,053
 6/1/2014                     16,770                     15,453
 7/1/2014                     16,971                     15,752
 8/1/2014                     17,502                     16,107
 9/1/2014                     16,216                     14,913
10/1/2014                     16,389                     15,089
11/1/2014                     16,232                     14,930
12/1/2014                     15,501                     14,241
 1/1/2015                     15,605                     14,327
 2/1/2015                     16,082                     14,770
 3/1/2015                     15,748                     14,560
 4/1/2015                     16,804                     15,680
 5/1/2015                     16,129                     15,052
 6/1/2015                     15,741                     14,661
 7/1/2015                     14,733                     13,645
 8/1/2015                     13,517                     12,411
 9/1/2015                     13,156                     12,038
10/1/2015                     13,955                     12,896
11/1/2015                     13,470                     12,393
12/1/2015                     13,103                     12,117
 1/1/2016                     12,555                     11,331
 2/1/2016                     12,478                     11,312
 3/1/2016                     14,132                     12,809
 4/1/2016                     14,218                     12,879
 5/1/2016                     13,667                     12,398
 6/1/2016                     14,389                     12,894
 7/1/2016                     15,130                     13,543
 8/1/2016                     15,314                     13,879              Past performance is not predictive of
 9/1/2016                     15,518                     14,058              future performance.
10/1/2016                     15,551                     14,091              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                11.44%       1.55%       4.51%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                             [CHART]


             The Emerging Markets       MSCI Emerging Markets
               Small Cap Series         Index (net dividends)
             --------------------       ---------------------
10/1/2006          $10,000                    $10,000
11/1/2006           10,760                     10,743
12/1/2006           11,257                     11,227
 1/1/2007           11,480                     11,108
 2/1/2007           11,577                     11,043
 3/1/2007           12,101                     11,481
 4/1/2007           13,028                     12,025
 5/1/2007           14,068                     12,609
 6/1/2007           14,491                     13,200
 7/1/2007           15,202                     13,897
 8/1/2007           14,575                     13,601
 9/1/2007           15,579                     15,103
10/1/2007           16,759                     16,788
11/1/2007           15,422                     15,597
12/1/2007           15,602                     15,652
 1/1/2008           13,731                     13,699
 2/1/2008           14,128                     14,710
 3/1/2008           13,471                     13,932
 4/1/2008           14,291                     15,062
 5/1/2008           14,211                     15,342
 6/1/2008           12,574                     13,811
 7/1/2008           12,384                     13,290
 8/1/2008           11,637                     12,229
 9/1/2008            9,543                     10,089
10/1/2008            6,652                      7,328
11/1/2008            6,249                      6,776
12/1/2008            7,136                      7,305
 1/1/2009            6,592                      6,833
 2/1/2009            6,189                      6,447
 3/1/2009            7,042                      7,374
 4/1/2009            8,469                      8,601
 5/1/2009           10,393                     10,071
 6/1/2009           10,343                      9,935
 7/1/2009           11,667                     11,052
 8/1/2009           11,807                     11,013
 9/1/2009           12,794                     12,012
10/1/2009           12,784                     12,027
11/1/2009           13,545                     12,544
12/1/2009           14,291                     13,039
 1/1/2010           13,665                     12,312
 2/1/2010           13,901                     12,355
 3/1/2010           15,092                     13,353
 4/1/2010           15,342                     13,514
 5/1/2010           13,805                     12,326
 6/1/2010           14,175                     12,235
 7/1/2010           15,482                     13,254
 8/1/2010           15,559                     12,997
 9/1/2010           17,452                     14,441
10/1/2010           18,149                     14,860
11/1/2010           17,666                     14,468
12/1/2010           18,683                     15,500
 1/1/2011           17,899                     15,080
 2/1/2011           17,379                     14,939
 3/1/2011           18,349                     15,818
 4/1/2011           19,320                     16,308
 5/1/2011           18,890                     15,880
 6/1/2011           18,886                     15,636
 7/1/2011           19,103                     15,567
 8/1/2011           17,296                     14,176
 9/1/2011           14,225                     12,109
10/1/2011           15,802                     13,713
11/1/2011           15,038                     12,799
12/1/2011           14,638                     12,645
 1/1/2012           16,295                     14,079
 2/1/2012           17,633                     14,922
 3/1/2012           17,186                     14,424
 4/1/2012           16,776                     14,252
 5/1/2012           15,248                     12,653
 6/1/2012           15,832                     13,142
 7/1/2012           15,645                     13,398
 8/1/2012           16,055                     13,354
 9/1/2012           16,996                     14,159
10/1/2012           16,939                     14,073
11/1/2012           17,239                     14,252
12/1/2012           18,306                     14,949
 1/1/2013           18,650                     15,155
 2/1/2013           18,846                     14,965
 3/1/2013           18,766                     14,707
 4/1/2013           19,150                     14,818
 5/1/2013           18,886                     14,438
 6/1/2013           17,252                     13,518
 7/1/2013           17,339                     13,660
 8/1/2013           16,622                     13,425
 9/1/2013           17,843                     14,298
10/1/2013           18,533                     14,993
11/1/2013           18,276                     14,774
12/1/2013           18,133                     14,560
 1/1/2014           17,362                     13,615
 2/1/2014           18,143                     14,066
 3/1/2014           18,770                     14,497
 4/1/2014           18,926                     14,546
 5/1/2014           19,577                     15,053
 6/1/2014           20,090                     15,453
 7/1/2014           20,140                     15,752
 8/1/2014           20,767                     16,107
 9/1/2014           19,743                     14,913
10/1/2014           19,570                     15,089
11/1/2014           19,356                     14,930
12/1/2014           18,766                     14,241
 1/1/2015           19,073                     14,327
 2/1/2015           19,567                     14,770
 3/1/2015           19,423                     14,560
 4/1/2015           20,810                     15,680
 5/1/2015           20,530                     15,052
 6/1/2015           19,833                     14,661
 7/1/2015           18,623                     13,645
 8/1/2015           16,806                     12,411
 9/1/2015           16,782                     12,038
10/1/2015           17,726                     12,896
11/1/2015           17,366                     12,393
12/1/2015           17,209                     12,117
 1/1/2016           16,192                     11,331
 2/1/2016           16,125                     11,312
 3/1/2016           18,113                     12,809
 4/1/2016           18,580                     12,879
 5/1/2016           17,809                     12,398
 6/1/2016           18,796                     12,894
 7/1/2016           19,893                     13,543
 8/1/2016           20,023                     13,879            Past performance is not predictive of
 9/1/2016           20,360                     14,058            future performance.
10/1/2016           20,287                     14,091            The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        AVERAGE ANNUAL       ONE       FIVE       TEN            would pay on fund distributions or the
        TOTAL RETURN         YEAR      YEARS     YEARS           redemption of fund shares.
        ---------------------------------------------------      MSCI data copyright MSCI 2016, all
                            14.45%     5.12%     7.33%           rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)



 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.24%
              Russell Microcap(R) Index (micro-cap stocks). 1.54%
              Russell 2000(R) Index (small-cap stocks)..... 4.11%
              Russell 1000(R) Index (large-cap stocks)..... 4.26%
              Dow Jones U.S. Select REIT Index/SM/......... 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)...  8.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). -0.49%
         Russell 1000(R) Value Index (large-cap value stocks)...  6.37%
         Russell 1000(R) Growth Index (large-cap growth stocks).  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 4.75% for the Series and 6.37% for the Russell 1000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had a larger allocation than the benchmark to lower relative price stocks, which detracted from the Series' performance relative to the benchmark as the lowest relative price quartile underperformed. The Series' exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as REITs and utilities outperformed most other sectors during the period.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------
                                             RETURN IN U.S. DOLLARS
            -                                ----------------------
            MSCI World ex USA Index.........         -2.27%
            MSCI World ex USA Small Cap
              Index.........................          3.96%
            MSCI World ex USA Value Index...         -2.07%
            MSCI World ex USA Growth Index..         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                          12 MONTHS ENDED OCTOBER 31, 2016
                           --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
---------------------------------------------------  ------------ ---------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                        12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

                                                  RETURN IN U.S. DOLLAR
                                                  ---------------------
         MSCI Emerging Markets Index.............         9.27%
         MSCI Emerging Markets Small Cap Index...         4.78%
         MSCI Emerging Markets Value Index.......         8.60%
         MSCI Emerging Markets Growth Index......         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benefitted from USD-denominated returns in emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

 TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
 ------------------------------------------  ------------ ---------------------
               China........................     1.62%            1.54%
               Korea........................     5.56%            5.17%
               Taiwan.......................    14.56%           17.85%
               India........................     6.28%            3.99%
               South Africa.................    -0.92%            1.46%
               Brazil.......................    40.59%           70.69%
               Mexico.......................     8.65%           -4.51%
               Russia.......................    17.86%           18.61%
               Malaysia.....................     4.44%            6.95%
               Indonesia....................    26.13%           32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series is designed to capture the returns of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were -0.10% for the Series and -2.27% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Series invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Series' emphasis on deep value stocks contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year. The Series' emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series is designed to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 1,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 14.53% for the Series and 13.21% for the MSCI Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Series' greater allocation than the benchmark to micro-cap securities had a positive impact on its performance relative to the benchmark, as micro-caps generally outperformed other small-cap securities. The Series' outperformance was partially offset by the exclusion of real estate investment trusts (REITs), which outperformed the benchmark.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 850 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 16.69% for the Series and 10.56% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Series' exclusion of small and micro-cap stocks with high relative price (growth) and low profitability contributed to outperformance relative to the benchmark, as that segment of the market underperformed. The Series' holdings of micro-cap securities, which were held at a higher weight than in the benchmark, outperformed, and also contributed positively to the Series' relative performance. In addition, due to differences in methodology, the Series may invest in or hold securities that the benchmark deems to be too large to be eligible for inclusion; during the period, these securities also outperformed, contributing to the Series' relative performance.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series is designed to capture the returns of small company stocks in the U.K. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 320 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were -15.82% for the Series and -15.89% for the MSCI UK Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Series' overall performance was adversely affected by the British vote on June 23, 2016 to exit the European Union. The Series' investments are denominated primarily in British pounds, which depreciated approximately 16% from the aftermath of the vote through October 31, 2016. The Series generally excludes real estate investment trusts (REITs), which contributed positively to its performance relative to the benchmark, as REITs in the U.K. underperformed all other sectors during the period. This was offset by differences between the Series' and the benchmark's holdings in the consumer discretionary sector, as the benchmark's holdings in this sector outperformed those of the Series.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 1,160 securities in 14 eligible developed European countries plus Israel. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 6.10% for the Series and 2.61% for the MSCI Europe ex UK Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in European (excluding the U.K.) and Israeli equity markets rather than by the behavior of a limited number of stocks. The Series' holdings of microcap securities, held at a higher weight than the benchmark, outperformed and contributed to its performance relative to the benchmark. In addition, due to differences in methodology, the Series may invest in or hold securities that the benchmark deems to be too large to be eligible for inclusion. During the period, the Series' holdings of these securities outperformed and contributed positively to the Series' relative performance. The Series generally excludes real estate investment trusts (REITs), which also contributed positively to relative outperformance, as REITs underperformed the benchmark.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series is designed to capture the returns of small company stocks in Canada. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 340 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 20.77% for the Series and 15.06% for the MSCI Canada Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market rather than by the behavior of a limited number of stocks. The Series' greater allocation than the benchmark to small and micro-cap securities was the primary driver of outperformance, as those securities generally outperformed. The Series generally excludes real estate investment trusts (REITs), which contributed positively to relative performance, as REITs underperformed the benchmark.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series is designed to capture the returns of large-cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 1,000 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 11.44% for the Series and 9.27% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The relative outperformance of the Series was driven primarily by country allocation differences between the Series and the benchmark. The Series' lesser allocation to China contributed positively to its performance relative to the benchmark, as China underperformed the benchmark during the period. The Series' greater allocation to Brazil (due to caps on larger countries such as China) also had a positive impact on relative performance, as Brazil was the strongest-performing country for the year. In addition, the Series' emphasis on value stocks contributed positively to relative performance, as that segment of the market outperformed for the year.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series is designed to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 3,600 securities across 17 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 14.45% for the Series and 9.27% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The outperformance of the Series relative to the benchmark was driven primarily by size allocation differences between the Series and the benchmark. The Series focuses on small-cap stocks while the benchmark primarily holds large-cap and mid-cap stocks. The small- and micro-cap holdings of the Series outperformed those of the benchmark. The Series' lesser allocation to China also contributed positively to relative performance, as China underperformed the benchmark during the period. The Series' greater allocation to Brazil also had a positive impact on relative performance, as Brazil was the strongest-performing country for the year.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            SIX MONTHS ENDED OCTOBER 31, 2016
  EXPENSE TABLES
                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/16  10/31/16    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,047.00    0.11%    $0.57
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.58    0.11%    $0.56

  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,038.70    0.22%    $1.13
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.03    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/16  10/31/16    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,136.10    0.13%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.48    0.13%    $0.66

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,065.90    0.13%    $0.68
Hypothetical 5% Annual Return........... $1,000.00 $1,024.48    0.13%    $0.66

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $  884.20    0.12%    $0.57
Hypothetical 5% Annual Return........... $1,000.00 $1,024.53    0.12%    $0.61

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $1,017.80    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.48    0.13%    $0.66

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,004.00    0.12%    $0.60
Hypothetical 5% Annual Return........... $1,000.00 $1,024.53    0.12%    $0.61

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $1,093.70    0.15%    $0.79
Hypothetical 5% Annual Return........... $1,000.00 $1,024.38    0.15%    $0.76

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,091.90    0.26%    $1.37
Hypothetical 5% Annual Return........... $1,000.00 $1,023.83    0.26%    $1.32

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          THE U.S. LARGE CAP VALUE SERIES
Consumer Discretionary.......................  12.3%
Consumer Staples.............................   6.6%
Energy.......................................  13.7%
Financials...................................  21.5%
Health Care..................................  11.0%
Industrials..................................  11.3%
Information Technology.......................  14.7%
Materials....................................   3.9%
Telecommunication Services...................   4.8%
Utilities....................................   0.2%
                                              -----
                                              100.0%

        THE DFA INTERNATIONAL VALUE SERIES
Consumer Discretionary.......................  12.8%
Consumer Staples.............................   2.6%
Energy.......................................  16.2%
Financials...................................  29.7%
Health Care..................................   1.2%
Industrials..................................  10.7%
Information Technology.......................   3.2%
Materials....................................  14.6%
Real Estate..................................   2.3%
Telecommunication Services...................   4.3%
Utilities....................................   2.4%
                                              -----
                                              100.0%

         THE JAPANESE SMALL COMPANY SERIES
Consumer Discretionary.......................  19.4%
Consumer Staples.............................   8.5%
Energy.......................................   1.0%
Financials...................................   9.4%
Health Care..................................   4.4%
Industrials..................................  28.6%
Information Technology.......................  13.1%
Materials....................................  12.7%
Real Estate..................................   2.0%
Telecommunication Services...................   0.1%
Utilities....................................   0.8%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

       THE ASIA PACIFIC SMALL COMPANY SERIES
Consumer Discretionary.......................  25.4%
Consumer Staples.............................   5.9%
Energy.......................................   2.8%
Financials...................................  10.1%
Health Care..................................   6.6%
Industrials..................................  16.0%
Information Technology.......................   6.1%
Materials....................................  14.5%
Real Estate..................................   6.2%
Telecommunication Services...................   3.1%
Utilities....................................   3.3%
                                              -----
                                              100.0%

      THE UNITED KINGDOM SMALL COMPANY SERIES
Consumer Discretionary.......................  20.2%
Consumer Staples.............................   5.6%
Energy.......................................   5.2%
Financials...................................  14.0%
Health Care..................................   3.9%
Industrials..................................  27.5%
Information Technology.......................  10.0%
Materials....................................   8.4%
Real Estate..................................   2.5%
Telecommunication Services...................   0.7%
Utilities....................................   2.0%
                                              -----
                                              100.0%

       THE CONTINENTAL SMALL COMPANY SERIES
Consumer Discretionary.......................  12.8%
Consumer Staples.............................   6.1%
Energy.......................................   3.0%
Financials...................................  11.6%
Health Care..................................   9.2%
Industrials..................................  26.3%
Information Technology.......................   9.4%
Materials....................................  10.4%
Real Estate..................................   6.0%
Telecommunication Services...................   2.7%
Utilities....................................   2.5%
                                              -----
                                              100.0%

         THE CANADIAN SMALL COMPANY SERIES
Consumer Discretionary.......................   9.5%
Consumer Staples.............................   4.4%
Energy.......................................  23.6%
Financials...................................   6.0%
Health Care..................................   1.6%
Industrials..................................  12.6%
Information Technology.......................   3.9%
Materials....................................  29.1%
Real Estate..................................   2.0%
Telecommunication Services...................   0.5%
Utilities....................................   6.8%
                                              -----
                                              100.0%

            THE EMERGING MARKETS SERIES
Consumer Discretionary.......................   9.9%
Consumer Staples.............................   9.2%
Energy.......................................   7.7%
Financials...................................  24.1%
Health Care..................................   2.8%
Industrials..................................   7.2%
Information Technology.......................  20.1%
Materials....................................   8.3%
Real Estate..................................   1.9%
Telecommunication Services...................   5.6%
Utilities....................................   3.2%
                                              -----
                                              100.0%

       THE EMERGING MARKETS SMALL CAP SERIES
Consumer Discretionary.......................  17.3%
Consumer Staples.............................   8.1%
Energy.......................................   1.7%
Financials...................................   9.0%
Health Care..................................   6.4%
Industrials..................................  14.6%
Information Technology.......................  14.8%
Materials....................................  13.7%
Real Estate..................................   7.7%
Telecommunication Services...................   1.0%
Utilities....................................   5.7%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                    PERCENTAGE
                                     SHARES        VALUE+         OF NET ASSETS**
                                     ------        ------         ---------------
  COMMON STOCKS -- (95.3%)
  Consumer Discretionary --
   (11.7%)
  #*  Charter Communications,
       Inc. Class A...............    910,208 $    227,451,877               1.1%
      Comcast Corp. Class A....... 10,885,890      672,965,720               3.2%
      Ford Motor Co............... 14,753,200      173,202,568               0.8%
      General Motors Co...........  5,641,400      178,268,240               0.9%
      Time Warner, Inc............  3,800,376      338,195,460               1.6%
      Other Securities............                 954,615,599               4.6%
                                              ----------------              -----
  Total Consumer Discretionary....               2,544,699,464              12.2%
                                              ----------------              -----
  Consumer Staples -- (6.3%)
      CVS Health Corp.............  3,989,908      335,551,263               1.6%
      Mondelez International,
       Inc. Class A...............  3,933,821      176,785,916               0.9%
  #   Tyson Foods, Inc. Class A...  1,957,913      138,718,136               0.7%
      Wal-Mart Stores, Inc........  1,998,751      139,952,545               0.7%
      Other Securities............                 574,239,450               2.6%
                                              ----------------              -----
  Total Consumer Staples..........               1,365,247,310               6.5%
                                              ----------------              -----
  Energy -- (13.1%)
      Chevron Corp................  3,924,607      411,102,583               2.0%
      ConocoPhillips..............  3,210,456      139,494,313               0.7%
      EOG Resources, Inc..........  1,485,821      134,347,935               0.6%
      Exxon Mobil Corp............  9,096,178      757,893,551               3.6%
      Occidental Petroleum Corp...  1,857,300      135,415,743               0.6%
      Phillips 66.................  2,096,097      170,098,272               0.8%
      Valero Energy Corp..........  2,806,975      166,285,199               0.8%
      Other Securities............                 932,855,101               4.5%
                                              ----------------              -----
  Total Energy....................               2,847,492,697              13.6%
                                              ----------------              -----
  Financials -- (20.5%)
      American International
       Group, Inc.................  2,735,967      168,809,164               0.8%
      Bank of America Corp........ 15,552,325      256,613,362               1.2%
      Bank of New York Mellon
       Corp. (The)................  3,379,657      146,237,758               0.7%
      Capital One Financial Corp..  2,036,842      150,807,782               0.7%
      Citigroup, Inc..............  8,251,489      405,560,684               1.9%
      Goldman Sachs Group, Inc.
       (The)......................    980,999      174,853,262               0.8%
      JPMorgan Chase & Co......... 11,452,239      793,182,073               3.8%
      Morgan Stanley..............  3,534,479      118,652,460               0.6%
      PNC Financial Services
       Group, Inc. (The)..........  1,303,329      124,598,252               0.6%
      Travelers Cos., Inc. (The)..  1,119,453      121,102,426               0.6%
      Wells Fargo & Co............  6,090,495      280,223,675               1.3%
      Other Securities............               1,721,446,165               8.3%
                                              ----------------              -----
  Total Financials................               4,462,087,063              21.3%
                                              ----------------              -----
  Health Care -- (10.5%)
      Aetna, Inc..................  1,802,581      193,507,070               0.9%
      Anthem, Inc.................  1,445,532      176,152,529               0.9%
  *   Express Scripts Holding Co..  2,738,677      184,586,830               0.9%
      Humana, Inc.................    707,042      121,278,914               0.6%
      Medtronic P.L.C.............  3,541,179      290,447,502               1.4%
      Pfizer, Inc................. 16,340,523      518,157,984               2.5%
      Thermo Fisher Scientific,
       Inc........................  1,023,977      150,555,338               0.7%
      Other Securities............                 644,260,598               3.0%
                                              ----------------              -----
  Total Health Care...............               2,278,946,765              10.9%
                                              ----------------              -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                 SHARES         VALUE+         OF NET ASSETS**
                                                                 ------         ------         ---------------
Industrials -- (10.8%)
#     Caterpillar, Inc........................................   1,458,164 $    121,698,367               0.6%
      CSX Corp................................................   5,234,843      159,715,060               0.8%
      FedEx Corp..............................................     853,987      148,867,014               0.7%
      General Electric Co.....................................   7,508,293      218,491,326               1.0%
      Norfolk Southern Corp...................................   1,569,304      145,945,272               0.7%
      Southwest Airlines Co...................................   3,733,160      149,513,058               0.7%
      Stanley Black & Decker, Inc.............................   1,095,910      124,758,394               0.6%
      Union Pacific Corp......................................   2,259,039      199,202,059               1.0%
      Other Securities........................................                1,077,855,471               5.1%
                                                                           ----------------             ------
Total Industrials.............................................                2,346,046,021              11.2%
                                                                           ----------------             ------
Information Technology -- (14.0%)
      Cisco Systems, Inc......................................  21,342,703      654,794,128               3.1%
      Hewlett Packard Enterprise Co...........................   9,162,273      205,876,274               1.0%
      HP, Inc.................................................   9,619,949      139,393,061               0.7%
      Intel Corp..............................................  20,115,235      701,418,244               3.4%
#     NVIDIA Corp.............................................   1,824,559      129,835,618               0.6%
      QUALCOMM, Inc...........................................   2,685,866      184,572,712               0.9%
      Other Securities........................................                1,024,025,488               4.8%
                                                                           ----------------             ------
Total Information Technology..................................                3,039,915,525              14.5%
                                                                           ----------------             ------
Materials -- (3.7%)
      Newmont Mining Corp.....................................   3,239,227      119,980,968               0.6%
      Other Securities........................................                  691,529,819               3.3%
                                                                           ----------------             ------
Total Materials...............................................                  811,510,787               3.9%
                                                                           ----------------             ------
Real Estate -- (0.0%)
      Other Securities........................................                      500,715               0.0%
                                                                           ----------------             ------
Telecommunication Services -- (4.5%)
      AT&T, Inc...............................................  21,002,992      772,700,076               3.7%
      Other Securities........................................                  221,455,332               1.1%
                                                                           ----------------             ------
Total Telecommunication Services..............................                  994,155,408               4.8%
                                                                           ----------------             ------
Utilities -- (0.2%)
      Other Securities........................................                   38,848,392               0.2%
                                                                           ----------------             ------
TOTAL COMMON STOCKS...........................................               20,729,450,147              99.1%
                                                                           ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................................                      208,566               0.0%
                                                                           ----------------             ------
TOTAL INVESTMENT SECURITIES...................................               20,729,658,713
                                                                           ----------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market
       Fund, 0.260%........................................... 200,994,368      200,994,368               1.0%
                                                                           ----------------             ------

SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@  DFA Short Term Investment Fund..........................  70,916,981      820,651,306               3.9%
                                                                           ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,161,108,715)....................................               $ 21,751,304,387             104.0%
                                                                           ================             ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------
                                     LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                                 ---------------  ------------ ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 2,544,699,464            --   --    $ 2,544,699,464
 Consumer Staples...............   1,365,247,310            --   --      1,365,247,310
 Energy.........................   2,847,492,697            --   --      2,847,492,697
 Financials.....................   4,462,087,063            --   --      4,462,087,063
 Health Care....................   2,278,946,765            --   --      2,278,946,765
 Industrials....................   2,346,046,021            --   --      2,346,046,021
 Information Technology.........   3,039,915,525            --   --      3,039,915,525
 Materials......................     811,510,787            --   --        811,510,787
 Real Estate....................         500,715            --   --            500,715
 Telecommunication Services.....     994,155,408            --   --        994,155,408
 Utilities......................      38,848,392            --   --         38,848,392
Rights/Warrants.................              --  $    208,566   --            208,566
Temporary Cash Investments......     200,994,368            --   --        200,994,368
Securities Lending Collateral...              --   820,651,306   --        820,651,306
Futures Contracts**.............      (3,872,034)           --   --         (3,872,034)
                                 ---------------  ------------   --    ---------------
TOTAL........................... $20,926,572,481  $820,859,872   --    $21,747,432,353
                                 ===============  ============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                   SHARES       VALUE++         OF NET ASSETS**
                                                   ------       -------         ---------------
COMMON STOCKS -- (95.4%)
AUSTRALIA -- (6.3%)
#   Australia & New Zealand Banking Group, Ltd... 5,260,554 $    111,078,744               1.1%
    BHP Billiton, Ltd............................ 5,929,050      103,585,415               1.1%
#   BHP Billiton, Ltd. Sponsored ADR............. 1,703,682       59,662,944               0.6%
    Newcrest Mining, Ltd......................... 3,033,954       53,122,828               0.5%
    Woodside Petroleum, Ltd...................... 2,846,042       60,922,340               0.6%
    Other Securities.............................                246,709,911               2.6%
                                                            ----------------               ----
TOTAL AUSTRALIA..................................                635,082,182               6.5%
                                                            ----------------               ----

AUSTRIA -- (0.1%)
    Other Securities.............................                  7,798,226               0.1%
                                                            ----------------               ----

BELGIUM -- (1.2%)
    Other Securities.............................                121,053,616               1.2%
                                                            ----------------               ----

CANADA -- (7.6%)
    Bank of Montreal............................. 1,645,325      104,642,670               1.1%
    Suncor Energy, Inc........................... 3,911,426      117,374,872               1.2%
    Other Securities.............................                542,711,216               5.6%
                                                            ----------------               ----
TOTAL CANADA.....................................                764,728,758               7.9%
                                                            ----------------               ----

DENMARK -- (1.7%)
    Vestas Wind Systems A.S......................   680,712       54,535,811               0.6%
    Other Securities.............................                120,813,571               1.2%
                                                            ----------------               ----
TOTAL DENMARK....................................                175,349,382               1.8%
                                                            ----------------               ----

FINLAND -- (0.7%)
    Other Securities.............................                 75,225,974               0.8%
                                                            ----------------               ----

FRANCE -- (8.9%)
    BNP Paribas SA............................... 1,521,254       88,207,260               0.9%
    Cie de Saint-Gobain.......................... 1,719,658       76,358,268               0.8%
#   Engie SA..................................... 4,083,126       58,885,688               0.6%
#   Orange SA.................................... 4,783,728       75,265,526               0.8%
    Renault SA...................................   759,818       66,075,160               0.7%
    Societe Generale SA.......................... 1,935,625       75,503,898               0.8%
    Total SA..................................... 4,607,253      220,709,998               2.2%
    Other Securities.............................                229,497,843               2.4%
                                                            ----------------               ----
TOTAL FRANCE.....................................                890,503,641               9.2%
                                                            ----------------               ----

GERMANY -- (7.1%)
    Allianz SE...................................   730,758      114,074,413               1.2%
#   Bayerische Motoren Werke AG..................   972,382       84,835,907               0.9%
    Daimler AG................................... 2,565,266      183,011,136               1.9%
    E.ON SE...................................... 9,462,347       69,348,171               0.7%
    Other Securities.............................                258,205,262               2.6%
                                                            ----------------               ----
TOTAL GERMANY....................................                709,474,889               7.3%
                                                            ----------------               ----

HONG KONG -- (2.7%)
    CK Hutchison Holdings, Ltd................... 5,014,984       61,925,181               0.6%
    Sun Hung Kai Properties, Ltd................. 2,980,920       44,389,245               0.5%
    Other Securities.............................                163,115,200               1.7%
                                                            ----------------               ----
TOTAL HONG KONG..................................                269,429,626               2.8%
                                                            ----------------               ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           PERCENTAGE
                                            SHARES       VALUE++         OF NET ASSETS**
                                            ------       -------         ---------------
IRELAND -- (0.3%)
     Other Securities....................            $     27,555,506               0.3%
                                                     ----------------              -----

ISRAEL -- (0.4%)
     Other Securities....................                  37,197,840               0.4%
                                                     ----------------              -----

ITALY -- (0.9%)
     Other Securities....................                  89,098,627               0.9%
                                                     ----------------              -----

JAPAN -- (22.1%)
     Hitachi, Ltd........................ 10,841,000       57,792,205               0.6%
     Honda Motor Co., Ltd................  3,689,000      110,380,798               1.1%
     Mitsubishi UFJ Financial Group,
      Inc................................ 13,919,406       71,821,469               0.7%
     Mizuho Financial Group, Inc......... 49,478,100       83,308,851               0.9%
     Nissan Motor Co., Ltd...............  6,443,700       65,548,427               0.7%
     Sumitomo Mitsui Financial Group,
      Inc................................  2,854,200       98,959,858               1.0%
     Other Securities....................               1,732,718,474              17.8%
                                                     ----------------              -----
TOTAL JAPAN..............................               2,220,530,082              22.8%
                                                     ----------------              -----

NETHERLANDS -- (3.2%)
     ING Groep NV........................  6,261,830       82,199,110               0.8%
     Koninklijke DSM NV..................    739,169       47,509,724               0.5%
     Koninklijke Philips NV..............  1,794,168       54,062,166               0.6%
     Other Securities....................                 133,730,760               1.4%
                                                     ----------------              -----
TOTAL NETHERLANDS........................                 317,501,760               3.3%
                                                     ----------------              -----

NEW ZEALAND -- (0.1%)
     Other Securities....................                  12,145,818               0.1%
                                                     ----------------              -----

NORWAY -- (0.8%)
     Other Securities....................                  77,275,822               0.8%
                                                     ----------------              -----

PORTUGAL -- (0.0%)
     Other Securities....................                   4,088,097               0.0%
                                                     ----------------              -----

SINGAPORE -- (1.0%)
     Other Securities....................                  99,362,354               1.0%
                                                     ----------------              -----

SPAIN -- (2.8%)
     Banco Santander SA.................. 38,416,551      188,242,084               1.9%
     Other Securities....................                  91,349,479               1.0%
                                                     ----------------              -----
TOTAL SPAIN..............................                 279,591,563               2.9%
                                                     ----------------              -----

SWEDEN -- (2.2%)
     Nordea Bank AB......................  4,880,877       51,293,747               0.5%
     Other Securities....................                 170,725,504               1.8%
                                                     ----------------              -----
TOTAL SWEDEN.............................                 222,019,251               2.3%
                                                     ----------------              -----

SWITZERLAND -- (7.6%)
     ABB, Ltd............................  4,800,878       99,044,119               1.0%
     Cie Financiere Richemont SA.........  1,271,917       81,771,387               0.8%
     Novartis AG.........................  1,332,371       94,555,149               1.0%
     Swiss Re AG.........................  1,037,390       96,281,939               1.0%
     UBS Group AG........................  3,448,485       48,753,503               0.5%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                           SHARES       VALUE++         OF NET ASSETS**
                                                           ------       -------         ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG.........................    326,468 $     85,455,128               0.9%
      Other Securities..................................                 255,861,140               2.6%
                                                                    ----------------             ------
TOTAL SWITZERLAND.......................................                 761,722,365               7.8%
                                                                    ----------------             ------

UNITED KINGDOM -- (17.7%)
*     Anglo American P.L.C..............................  3,284,169       45,581,653               0.5%
      Barclays P.L.C. Sponsored ADR.....................  4,766,662       43,948,624               0.5%
      BP P.L.C. Sponsored ADR........................... 10,710,966      380,774,841               3.9%
*     Glencore P.L.C.................................... 33,377,354      102,171,610               1.1%
      HSBC Holdings P.L.C............................... 21,477,669      161,751,262               1.7%
#     HSBC Holdings P.L.C. Sponsored ADR................  3,019,816      113,635,676               1.2%
      Royal Dutch Shell P.L.C. Class A..................  2,199,265       54,777,180               0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A...  3,177,301      158,261,344               1.6%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B...  3,794,361      198,483,024               2.0%
      Vodafone Group P.L.C.............................. 58,351,986      160,253,496               1.6%
#     Vodafone Group P.L.C. Sponsored ADR...............  4,011,201      111,671,843               1.1%
      Other Securities..................................                 242,436,613               2.4%
                                                                    ----------------             ------
TOTAL UNITED KINGDOM....................................               1,773,747,166              18.2%
                                                                    ----------------             ------

UNITED STATES -- (0.0%)
      Other Securities..................................                     812,282               0.0%
                                                                    ----------------             ------
TOTAL COMMON STOCKS.....................................               9,571,294,827              98.4%
                                                                    ----------------             ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG.....................................    535,010       73,764,785               0.8%
      Other Securities..................................                  18,272,581               0.1%
                                                                    ----------------             ------
TOTAL GERMANY...........................................                  92,037,366               0.9%
                                                                    ----------------             ------
TOTAL PREFERRED STOCKS..................................                  92,037,366               0.9%
                                                                    ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities..................................                   2,150,761               0.0%
                                                                    ----------------             ------

SWEDEN -- (0.0%)
      Other Securities..................................                     251,828               0.0%
                                                                    ----------------             ------
TOTAL RIGHTS/WARRANTS...................................                   2,402,589               0.0%
                                                                    ----------------             ------
TOTAL INVESTMENT SECURITIES.............................               9,665,734,782
                                                                    ----------------

                                                                        VALUE+
                                                                        ------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund.................... 31,982,623      370,102,917               3.8%
                                                                    ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $10,045,898,931)................................             $ 10,035,837,699             103.1%
                                                                    ================             ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------  -------------- ------- ---------------
Common Stocks
 Australia...................... $   63,077,009  $  572,005,173   --    $   635,082,182
 Austria........................             --       7,798,226   --          7,798,226
 Belgium........................             --     121,053,616   --        121,053,616
 Canada.........................    764,728,758              --   --        764,728,758
 Denmark........................             --     175,349,382   --        175,349,382
 Finland........................      2,470,632      72,755,342   --         75,225,974
 France.........................        260,795     890,242,846   --        890,503,641
 Germany........................     67,367,734     642,107,155   --        709,474,889
 Hong Kong......................             --     269,429,626   --        269,429,626
 Ireland........................      9,750,918      17,804,588   --         27,555,506
 Israel.........................             --      37,197,840   --         37,197,840
 Italy..........................     17,693,989      71,404,638   --         89,098,627
 Japan..........................     32,899,160   2,187,630,922   --      2,220,530,082
 Netherlands....................     41,922,122     275,579,638   --        317,501,760
 New Zealand....................             --      12,145,818   --         12,145,818
 Norway.........................     10,177,330      67,098,492   --         77,275,822
 Portugal.......................             --       4,088,097   --          4,088,097
 Singapore......................             --      99,362,354   --         99,362,354
 Spain..........................      3,796,801     275,794,762   --        279,591,563
 Sweden.........................      4,064,405     217,954,846   --        222,019,251
 Switzerland....................     27,724,389     733,997,976   --        761,722,365
 United Kingdom.................  1,033,348,012     740,399,154   --      1,773,747,166
 United States..................             --         812,282   --            812,282
Preferred Stocks
 Germany........................             --      92,037,366   --         92,037,366
Rights/Warrants
 Spain..........................             --       2,150,761   --          2,150,761
 Sweden.........................             --         251,828   --            251,828
Securities Lending Collateral...             --     370,102,917   --        370,102,917
Futures Contracts**.............       (851,802)             --   --           (851,802)
                                 --------------  --------------   --    ---------------
TOTAL........................... $2,078,430,252  $7,956,555,645   --    $10,034,985,897
                                 ==============  ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                              ------     -------    ---------------
COMMON STOCKS -- (91.7%)
Consumer Discretionary -- (17.8%)
    Aoyama Trading Co., Ltd.................   304,000 $ 10,709,561            0.4%
    Shimachu Co., Ltd.......................   297,200    7,974,727            0.3%
    Toyo Tire & Rubber Co., Ltd.............   623,700    9,673,815            0.3%
    Other Securities........................            575,455,539           18.3%
                                                       ------------           -----
Total Consumer Discretionary................            603,813,642           19.3%
                                                       ------------           -----

Consumer Staples -- (7.7%)
    Ain Holdings, Inc.......................   124,600    8,409,946            0.3%
    Morinaga Milk Industry Co., Ltd......... 1,164,000    9,375,501            0.3%
    Takara Holdings, Inc....................   980,300    9,284,173            0.3%
    Other Securities........................            235,670,534            7.5%
                                                       ------------           -----
Total Consumer Staples......................            262,740,154            8.4%
                                                       ------------           -----

Energy -- (1.0%)
    Other Securities........................             32,552,672            1.0%
                                                       ------------           -----

Financials -- (8.7%)
    77 Bank, Ltd. (The)..................... 1,749,760    7,904,201            0.3%
    Daishi Bank, Ltd. (The)................. 2,071,000    8,905,139            0.3%
    North Pacific Bank, Ltd................. 2,303,600    8,591,023            0.3%
    Other Securities........................            268,141,185            8.5%
                                                       ------------           -----
Total Financials............................            293,541,548            9.4%
                                                       ------------           -----

Health Care -- (4.1%)
    Nipro Corp..............................   702,100    8,670,187            0.3%
    Rohto Pharmaceutical Co., Ltd...........   546,700    9,592,173            0.3%
    Ship Healthcare Holdings, Inc...........   279,700    8,181,874            0.3%
    Tsumura & Co............................   359,800   10,225,153            0.3%
    Other Securities........................            101,447,537            3.2%
                                                       ------------           -----
Total Health Care...........................            138,116,924            4.4%
                                                       ------------           -----

Industrials -- (26.2%)
    Aica Kogyo Co., Ltd.....................   314,300    8,968,870            0.3%
#   Chiyoda Corp............................   993,000    8,661,260            0.3%
    Daifuku Co., Ltd........................   444,100    8,024,354            0.3%
    Fujikura, Ltd........................... 1,935,000   11,369,097            0.4%
    Furukawa Electric Co., Ltd..............   462,800   13,615,795            0.4%
    Glory, Ltd..............................   268,900    8,889,500            0.3%
    GS Yuasa Corp........................... 2,130,000    9,197,857            0.3%
    Japan Steel Works, Ltd. (The)...........   398,400    8,557,307            0.3%
    Nishimatsu Construction Co., Ltd........ 1,794,000    8,378,134            0.3%
    Nisshinbo Holdings, Inc.................   870,500    8,666,919            0.3%
#   NTN Corp................................ 2,488,000    9,417,732            0.3%
#   OSG Corp................................   452,700    9,641,884            0.3%
    Penta-Ocean Construction Co., Ltd....... 1,724,600   10,277,125            0.3%
    Pilot Corp..............................   188,800    8,441,250            0.3%
    Sankyu, Inc............................. 1,540,000    9,068,678            0.3%
    Sanwa Holdings Corp..................... 1,232,600   12,275,880            0.4%
    Ushio, Inc..............................   655,900    7,912,689            0.3%
    Other Securities........................            726,289,505           22.9%
                                                       ------------           -----
Total Industrials...........................            887,653,836           28.3%
                                                       ------------           -----

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                        ------      -------     ---------------
 Information Technology -- (12.0%)
       Citizen Watch Co., Ltd........  1,437,500 $    8,078,459            0.3%
       Horiba, Ltd...................    212,650     10,168,702            0.3%
       Ibiden Co., Ltd...............    620,978      9,014,732            0.3%
       TIS, Inc......................    505,101     11,429,663            0.4%
 #     Topcon Corp...................    595,400      8,886,823            0.3%
       Ulvac, Inc....................    252,600      7,975,585            0.3%
       Other Securities..............               350,942,720           11.1%
                                                 --------------          ------
 Total Information Technology........               406,496,684           13.0%
                                                 --------------          ------

 Materials -- (11.6%)
       ADEKA Corp....................    544,000      8,223,372            0.3%
       Denka Co., Ltd................  1,949,000      8,841,805            0.3%
       Dowa Holdings Co., Ltd........  1,464,000     10,872,844            0.4%
       FP Corp.......................    148,000      7,971,867            0.3%
       Mitsui Mining & Smelting Co.,
        Ltd..........................  3,627,000      8,080,917            0.3%
       NOF Corp......................    870,000      9,456,776            0.3%
       Rengo Co., Ltd................  1,261,000      7,908,112            0.3%
       Showa Denko KK................    845,099     11,166,525            0.4%
       Sumitomo Osaka Cement Co.,
        Ltd..........................  2,493,000     10,325,300            0.3%
 #*    Tokuyama Corp.................  2,159,000      9,231,383            0.3%
       Toyobo Co., Ltd...............  5,688,000      9,310,397            0.3%
       Ube Industries, Ltd...........  6,661,000     13,745,559            0.4%
       Other Securities..............               278,920,108            8.7%
                                                 --------------          ------
 Total Materials.....................               394,054,965           12.6%
                                                 --------------          ------

 Real Estate -- (1.8%)
       Leopalace21 Corp..............  1,960,700     12,748,059            0.4%
       Other Securities..............                50,288,777            1.6%
                                                 --------------          ------
 Total Real Estate...................                63,036,836            2.0%
                                                 --------------          ------

 Telecommunication Services -- (0.1%)
       Other Securities..............                 2,374,986            0.1%
                                                 --------------          ------

 Utilities -- (0.7%)
       Hokkaido Electric Power Co.,
        Inc..........................  1,082,100      8,229,493            0.3%
       Other Securities..............                15,378,862            0.4%
                                                 --------------          ------
 Total Utilities.....................                23,608,355            0.7%
                                                 --------------          ------
 TOTAL COMMON STOCKS.................             3,107,990,602           99.2%
                                                 --------------          ------
 TOTAL INVESTMENT SECURITIES.........             3,107,990,602
                                                 --------------

                                                    VALUE+
                                                    ------
 SECURITIES LENDING COLLATERAL --
  (8.3%)
 (S)@  DFA Short Term Investment Fund 24,279,430    280,961,564            9.0%
                                                 --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,964,543,542).............             $3,388,952,166          108.2%
                                                 ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                  LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ---------- -------------- ------- --------------
Common Stocks
 Consumer Discretionary......... $  796,842 $  603,016,800   --    $  603,813,642
 Consumer Staples...............         --    262,740,154   --       262,740,154
 Energy.........................         --     32,552,672   --        32,552,672
 Financials.....................  4,973,609    288,567,939   --       293,541,548
 Health Care....................         --    138,116,924   --       138,116,924
 Industrials....................         --    887,653,836   --       887,653,836
 Information Technology.........         --    406,496,684   --       406,496,684
 Materials......................         --    394,054,965   --       394,054,965
 Real Estate....................         --     63,036,836   --        63,036,836
 Telecommunication Services.....         --      2,374,986   --         2,374,986
 Utilities......................         --     23,608,355   --        23,608,355
Securities Lending Collateral...         --    280,961,564   --       280,961,564
                                 ---------- --------------   --    --------------
TOTAL........................... $5,770,451 $3,383,181,715   --    $3,388,952,166
                                 ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                               ------     -------    ---------------
COMMON STOCKS -- (85.5%)
AUSTRALIA -- (44.3%)
    Adelaide Brighton, Ltd..................  3,668,074 $ 14,902,982            1.0%
#   Alumina, Ltd............................  9,800,265   11,778,711            0.8%
    Ansell, Ltd.............................    563,728    9,287,434            0.6%
#   Bendigo & Adelaide Bank, Ltd............  1,000,124    8,445,910            0.5%
    BlueScope Steel, Ltd....................  2,354,984   13,971,247            0.9%
    Boral, Ltd..............................  2,174,013   10,386,960            0.7%
    carsales.com, Ltd.......................  1,702,940   13,782,286            0.9%
    Cleanaway Waste Management, Ltd......... 10,357,050    9,119,140            0.6%
    CSR, Ltd................................  3,350,138    9,302,355            0.6%
#   Downer EDI, Ltd.........................  2,910,872   12,865,733            0.8%
    DuluxGroup, Ltd.........................  3,101,823   15,169,738            1.0%
    Evolution Mining, Ltd...................  4,976,497    8,775,916            0.6%
    Fairfax Media, Ltd...................... 15,303,894    9,586,076            0.6%
#   InvoCare, Ltd...........................    905,619    8,985,727            0.6%
#   IOOF Holdings, Ltd......................  1,900,338   11,830,056            0.8%
#   IRESS, Ltd..............................  1,123,183    9,672,022            0.6%
    JB Hi-Fi, Ltd...........................    962,791   20,754,808            1.3%
    Mineral Resources, Ltd..................  1,168,088   10,276,124            0.7%
#   nib holdings, Ltd.......................  2,713,689    9,937,859            0.6%
#   Northern Star Resources, Ltd............  4,806,957   15,547,800            1.0%
    Nufarm, Ltd.............................  1,280,776    8,597,852            0.6%
    Orora, Ltd..............................  3,956,731    8,718,958            0.6%
    OZ Minerals, Ltd........................  2,198,276   11,231,748            0.7%
#   Perpetual, Ltd..........................    356,426   12,238,862            0.8%
    Primary Health Care, Ltd................  3,292,878    9,598,026            0.6%
#   Sims Metal Management, Ltd..............  1,382,214   10,514,951            0.7%
    Sirtex Medical, Ltd.....................    413,240    8,746,855            0.6%
    Spark Infrastructure Group.............. 11,913,246   20,084,154            1.3%
    Star Entertainment Grp, Ltd. (The)......  4,207,608   15,921,346            1.0%
#   Super Retail Group, Ltd.................  1,280,749    9,521,373            0.6%
#   Tabcorp Holdings, Ltd...................  3,586,818   13,177,917            0.9%
#   Vocus Communications, Ltd...............  4,260,609   18,472,126            1.2%
#*  Whitehaven Coal, Ltd....................  4,143,411    9,528,724            0.6%
    Other Securities........................             409,368,233           26.0%
                                                        ------------           -----
TOTAL AUSTRALIA.............................             800,100,009           51.4%
                                                        ------------           -----

CHINA -- (0.2%)
    Other Securities........................               3,344,793            0.2%
                                                        ------------           -----

HONG KONG -- (23.1%)
    Cafe de Coral Holdings, Ltd.............  2,330,000    8,226,629            0.5%
    Dah Sing Financial Holdings, Ltd........  1,408,144    9,551,504            0.6%
#*  Esprit Holdings, Ltd.................... 14,507,050   11,964,200            0.8%
#   Guotai Junan International Holdings,
     Ltd.................................... 22,013,797    8,406,293            0.6%
    Hopewell Holdings, Ltd..................  3,184,000   11,148,424            0.7%
    Luk Fook Holdings International, Ltd....  3,142,000    9,213,353            0.6%
    Man Wah Holdings, Ltd................... 13,578,800    9,012,166            0.6%
#   Vitasoy International Holdings, Ltd.....  5,277,000   11,020,785            0.7%
    VTech Holdings, Ltd.....................    700,400    8,591,259            0.6%
#   Xinyi Glass Holdings, Ltd............... 17,658,000   15,182,993            1.0%
    Other Securities........................             315,322,094           20.2%
                                                        ------------           -----
TOTAL HONG KONG.............................             417,639,700           26.9%
                                                        ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
NEW ZEALAND -- (7.4%)
      Fisher & Paykel Healthcare Corp.,
       Ltd...............................  2,455,045 $   15,543,967            1.0%
#     Ryman Healthcare, Ltd..............  1,772,699     11,251,074            0.7%
      SKYCITY Entertainment Group, Ltd...  5,162,402     14,391,898            0.9%
      Other Securities...................                93,352,887            6.1%
                                                     --------------          ------
TOTAL NEW ZEALAND........................               134,539,826            8.7%
                                                     --------------          ------

SINGAPORE -- (10.5%)
#*    Noble Group, Ltd................... 75,184,800      8,939,601            0.6%
      SATS, Ltd..........................  2,695,900      9,378,680            0.6%
#     Singapore Post, Ltd................ 10,132,100     11,641,927            0.8%
      Venture Corp., Ltd.................  1,994,100     13,622,092            0.9%
      Other Securities...................               145,991,424            9.3%
                                                     --------------          ------
TOTAL SINGAPORE..........................               189,573,724           12.2%
                                                     --------------          ------

UNITED STATES -- (0.0%)
      Other Securities...................                    54,219            0.0%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             1,545,252,271           99.4%
                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...................                    96,131            0.0%
                                                     --------------          ------

HONG KONG -- (0.0%)
      Other Securities...................                     1,362            0.0%
                                                     --------------          ------

SINGAPORE -- (0.0%)
      Other Securities...................                    35,970            0.0%
                                                     --------------          ------
TOTAL RIGHTS/WARRANTS....................                   133,463            0.0%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             1,545,385,734
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (14.5%)
(S)@  DFA Short Term Investment Fund..... 22,627,303    261,843,149           16.8%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,857,750,342)..................             $1,807,228,883          116.2%
                                                     ==============          ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                  LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ---------- -------------- ------- --------------
Common Stocks
 Australia......................         -- $  800,100,009   --    $  800,100,009
 China..........................         --      3,344,793   --         3,344,793
 Hong Kong...................... $  941,157    416,698,543   --       417,639,700
 New Zealand....................    412,321    134,127,505   --       134,539,826
 Singapore......................    315,107    189,258,617   --       189,573,724
 United States..................     54,219             --   --            54,219
Rights/Warrants
 Australia......................         --         96,131   --            96,131
 Hong Kong......................         --          1,362   --             1,362
 Singapore......................         --         35,970   --            35,970
Securities Lending Collateral...         --    261,843,149   --       261,843,149
                                 ---------- --------------   --    --------------
TOTAL........................... $1,722,804 $1,805,506,079   --    $1,807,228,883
                                 ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (96.6%)
 Consumer Discretionary -- (19.6%)
     Bellway P.L.C......................   637,459 $ 18,446,930            1.1%
     Daily Mail & General Trust P.L.C.
      Class A........................... 1,271,481   11,670,462            0.7%
     Greene King P.L.C.................. 1,786,209   15,978,447            1.0%
     GVC Holdings P.L.C................. 1,240,374   10,567,421            0.6%
     Inchcape P.L.C..................... 2,190,976   17,419,824            1.0%
     Informa P.L.C...................... 1,305,509   10,740,551            0.6%
     UBM P.L.C.......................... 1,950,843   17,128,208            1.0%
     WH Smith P.L.C.....................   680,498   12,248,606            0.7%
     William Hill P.L.C................. 4,105,574   14,851,757            0.9%
     Other Securities...................            208,464,577           12.4%
                                                   ------------           -----
 Total Consumer Discretionary...........            337,516,783           20.0%
                                                   ------------           -----
 Consumer Staples -- (5.4%)
     Booker Group P.L.C................. 7,989,596   17,523,270            1.0%
     Tate & Lyle P.L.C.................. 2,319,044   22,116,631            1.3%
     Other Securities...................             54,160,367            3.3%
                                                   ------------           -----
 Total Consumer Staples.................             93,800,268            5.6%
                                                   ------------           -----
 Energy -- (5.0%)
     Amec Foster Wheeler P.L.C.......... 2,037,469   11,116,254            0.7%
     John Wood Group P.L.C.............. 1,887,172   17,737,852            1.0%
     Petrofac, Ltd...................... 1,141,776   11,244,821            0.7%
 #*  Tullow Oil P.L.C................... 5,000,074   16,143,884            0.9%
     Other Securities...................             30,000,063            1.8%
                                                   ------------           -----
 Total Energy...........................             86,242,874            5.1%
                                                   ------------           -----
 Financials -- (13.5%)
     Beazley P.L.C...................... 2,740,810   12,203,670            0.7%
     Close Brothers Group P.L.C.........   785,896   12,753,035            0.8%
     Henderson Group P.L.C.............. 5,628,395   15,924,719            0.9%
     Hiscox, Ltd........................ 1,493,459   18,648,536            1.1%
     ICAP P.L.C......................... 2,697,973   15,997,519            1.0%
     IG Group Holdings P.L.C............ 1,792,534   18,101,357            1.1%
     Jupiter Fund Management P.L.C...... 2,162,762   11,403,328            0.7%
     Man Group P.L.C.................... 7,936,721   12,099,824            0.7%
     Phoenix Group Holdings............. 1,208,721   10,797,905            0.6%
     Other Securities...................            105,371,972            6.3%
                                                   ------------           -----
 Total Financials.......................            233,301,865           13.9%
                                                   ------------           -----
 Health Care -- (3.8%)
 *   BTG P.L.C.......................... 1,870,654   15,053,103            0.9%
     Indivior P.L.C..................... 3,662,912   14,068,115            0.9%
     Other Securities...................             36,308,225            2.1%
                                                   ------------           -----
 Total Health Care......................             65,429,443            3.9%
                                                   ------------           -----
 Industrials -- (26.6%)
     Aggreko P.L.C...................... 1,332,278   13,026,413            0.8%
     Balfour Beatty P.L.C............... 3,549,781   11,769,319            0.7%
     BBA Aviation P.L.C................. 5,623,297   17,781,017            1.0%
     Cobham P.L.C....................... 8,502,869   14,835,365            0.9%
     G4S P.L.C.......................... 4,118,797   11,063,582            0.7%
     Hays P.L.C......................... 6,566,676   10,967,970            0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
Industrials -- (Continued)
      Howden Joinery Group P.L.C.........  3,165,528 $   14,495,414            0.9%
      IMI P.L.C..........................  1,282,137     15,573,467            0.9%
      Meggitt P.L.C......................  3,040,190     16,173,674            1.0%
      Melrose Industries P.L.C........... 10,887,020     22,467,470            1.3%
      Rentokil Initial P.L.C.............  8,861,710     24,718,157            1.5%
      Spirax-Sarco Engineering P.L.C.....    355,118     19,146,216            1.1%
      Weir Group P.L.C. (The)............  1,070,092     22,228,790            1.3%
      Other Securities...................               243,821,126           14.5%
                                                     --------------          ------
Total Industrials........................               458,067,980           27.2%
                                                     --------------          ------
Information Technology -- (9.6%)
      Electrocomponents P.L.C............  2,396,207     10,916,359            0.7%
      Halma P.L.C........................  1,951,180     24,978,831            1.5%
#     Micro Focus International P.L.C....    539,522     14,127,662            0.8%
*     Paysafe Group P.L.C................  2,265,858     11,976,435            0.7%
      Playtech P.L.C.....................  1,111,348     12,606,141            0.8%
      Rightmove P.L.C....................    477,301     21,787,416            1.3%
      Spectris P.L.C.....................    613,329     15,356,848            0.9%
      Other Securities...................                54,527,225            3.2%
                                                     --------------          ------
Total Information Technology.............               166,276,917            9.9%
                                                     --------------          ------
Materials -- (8.1%)
      Centamin P.L.C.....................  6,065,603     11,748,394            0.7%
      DS Smith P.L.C.....................  4,938,232     24,079,775            1.4%
      RPC Group P.L.C....................  1,638,321     18,998,878            1.1%
      Other Securities...................                84,422,273            5.1%
                                                     --------------          ------
Total Materials..........................               139,249,320            8.3%
                                                     --------------          ------
Real Estate -- (2.4%)
      Other Securities...................                42,003,507            2.5%
                                                     --------------          ------
Telecommunication Services -- (0.6%)
      Other Securities...................                11,042,463            0.6%
                                                     --------------          ------
Utilities -- (2.0%)
      Pennon Group P.L.C.................  1,994,817     20,358,554            1.2%
      Other Securities...................                13,528,264            0.8%
                                                     --------------          ------
Total Utilities..........................                33,886,818            2.0%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             1,666,818,238           99.0%
                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
      Other Securities...................                    28,411            0.0%
                                                     --------------          ------

RIGHTS/WARRANTS -- (0.1%)
      Other Securities...................                 2,265,507            0.1%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             1,669,112,156
                                                     --------------

                                                        VALUE+
                                              -         ------             -
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund.....  4,889,717     56,583,806            3.4%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,690,364,152)..................             $1,725,695,962          102.5%
                                                     ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                    LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                    ------- -------------- ------- --------------
Common Stocks
 Consumer Discretionary............   --    $  337,516,783   --    $  337,516,783
 Consumer Staples..................   --        93,800,268   --        93,800,268
 Energy............................   --        86,242,874   --        86,242,874
 Financials........................   --       233,301,865   --       233,301,865
 Health Care.......................   --        65,429,443   --        65,429,443
 Industrials.......................   --       458,067,980   --       458,067,980
 Information Technology............   --       166,276,917   --       166,276,917
 Materials.........................   --       139,249,320   --       139,249,320
 Real Estate.......................   --        42,003,507   --        42,003,507
 Telecommunication Services........   --        11,042,463   --        11,042,463
 Utilities.........................   --        33,886,818   --        33,886,818
Preferred Stocks...................   --            28,411   --            28,411
Rights/Warrants....................   --         2,265,507   --         2,265,507
Securities Lending Collateral......   --        56,583,806   --        56,583,806
                                      --    --------------   --    --------------
TOTAL..............................   --    $1,725,695,962   --    $1,725,695,962
                                      ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                               PERCENTAGE
                                       SHARES     VALUE++    OF NET ASSETS**
                                       ------     -------    ---------------
   COMMON STOCKS -- (91.4%)
   AUSTRIA -- (3.1%)
       ANDRITZ AG....................   310,627 $ 16,241,244            0.4%
       Other Securities..............            122,038,613            2.9%
                                                ------------           -----
   TOTAL AUSTRIA.....................            138,279,857            3.3%
                                                ------------           -----

   BELGIUM -- (4.3%)
       Ackermans & van Haaren NV.....   134,383   18,652,359            0.5%
       Umicore SA....................   412,343   25,063,062            0.6%
       Other Securities..............            147,950,280            3.5%
                                                ------------           -----
   TOTAL BELGIUM.....................            191,665,701            4.6%
                                                ------------           -----

   DENMARK -- (4.5%)
       GN Store Nord A.S.............   826,732   16,756,414            0.4%
       Jyske Bank A.S................   345,747   15,676,272            0.4%
   *   TDC A.S....................... 4,148,072   22,870,392            0.6%
       Other Securities..............            148,738,122            3.5%
                                                ------------           -----
   TOTAL DENMARK.....................            204,041,200            4.9%
                                                ------------           -----

   FINLAND -- (6.5%)
       Amer Sports Oyj...............   641,324   17,449,969            0.4%
       Elisa Oyj.....................   734,075   24,731,862            0.6%
       Huhtamaki Oyj.................   467,536   18,868,806            0.5%
       Kesko Oyj Class B.............   345,206   17,153,261            0.4%
       Nokian Renkaat Oyj............   623,433   20,910,928            0.5%
       Orion Oyj Class B.............   436,647   18,585,395            0.5%
   #*  Outokumpu Oyj................. 3,022,031   21,068,282            0.5%
       Other Securities..............            153,616,179            3.6%
                                                ------------           -----
   TOTAL FINLAND.....................            292,384,682            7.0%
                                                ------------           -----

   FRANCE -- (12.5%)
       Arkema SA.....................   298,145   28,270,807            0.7%
       Edenred.......................   946,779   21,911,853            0.5%
       Eurofins Scientific SE........    38,653   17,565,704            0.4%
       Lagardere SCA.................   619,304   15,771,620            0.4%
       Rexel SA...................... 1,596,995   22,149,109            0.5%
       Rubis SCA.....................   203,675   18,573,358            0.5%
       SEB SA........................   120,657   17,757,736            0.4%
   #   STMicroelectronics NV......... 2,136,887   20,281,219            0.5%
       Teleperformance...............   336,308   35,533,493            0.9%
   *   Ubisoft Entertainment SA......   521,852   17,756,325            0.4%
       Other Securities..............            344,488,930            8.3%
                                                ------------           -----
   TOTAL FRANCE......................            560,060,154           13.5%
                                                ------------           -----

   GERMANY -- (15.4%)
   *   Dialog Semiconductor P.L.C....   382,079   15,026,045            0.4%
       Freenet AG....................   652,809   18,715,461            0.5%
       Gerresheimer AG...............   198,146   14,946,146            0.4%
   #   K+S AG........................   990,931   20,066,101            0.5%
       KION Group AG.................   258,832   15,638,698            0.4%
   *   KUKA AG.......................   135,482   15,374,609            0.4%
       Lanxess AG....................   484,758   31,084,953            0.8%
       LEG Immobilien AG.............   306,750   25,874,994            0.6%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             PERCENTAGE
                                                   SHARES      VALUE++     OF NET ASSETS**
                                                   ------      -------     ---------------
GERMANY -- (Continued)
    MTU Aero Engines AG..........................   249,839 $   26,089,184            0.6%
    Osram Licht AG...............................   343,036     19,483,339            0.5%
*   QIAGEN NV....................................   744,663     18,212,580            0.4%
    Rheinmetall AG...............................   223,411     15,508,712            0.4%
    Stada Arzneimittel AG........................   306,492     15,370,132            0.4%
    Other Securities.............................              439,286,005           10.4%
                                                            --------------           -----
TOTAL GERMANY....................................              690,676,959           16.7%
                                                            --------------           -----
IRELAND -- (1.2%)
    Other Securities.............................               53,214,050            1.3%
                                                            --------------           -----
ISRAEL -- (1.8%)
    Other Securities.............................               82,999,079            2.0%
                                                            --------------           -----
ITALY -- (8.6%)
    Prysmian SpA................................. 1,026,230     25,519,884            0.6%
    Other Securities.............................              358,680,759            8.7%
                                                            --------------           -----
TOTAL ITALY......................................              384,200,643            9.3%
                                                            --------------           -----
NETHERLANDS -- (4.7%)
    Aalberts Industries NV.......................   600,156     18,953,870            0.5%
    Delta Lloyd NV............................... 2,709,093     16,366,532            0.4%
#   Gemalto NV...................................   304,031     16,518,507            0.4%
    Other Securities.............................              158,514,893            3.8%
                                                            --------------           -----
TOTAL NETHERLANDS................................              210,353,802            5.1%
                                                            --------------           -----
NORWAY -- (2.6%)
    Other Securities.............................              118,249,011            2.9%
                                                            --------------           -----
PORTUGAL -- (0.9%)
    Other Securities.............................               41,152,687            1.0%
                                                            --------------           -----
SPAIN -- (5.4%)
    Distribuidora Internacional de Alimentacion
     SA.......................................... 2,929,226     15,645,268            0.4%
    Gamesa Corp. Tecnologica SA.................. 1,203,576     27,788,671            0.7%
    Other Securities.............................              199,203,293            4.7%
                                                            --------------           -----
TOTAL SPAIN......................................              242,637,232            5.8%
                                                            --------------           -----
SWEDEN -- (7.8%)
    Other Securities.............................              348,471,161            8.4%
                                                            --------------           -----
SWITZERLAND -- (12.1%)
    Baloise Holding AG...........................   193,722     23,833,522            0.6%
    Flughafen Zuerich AG.........................   104,871     19,277,802            0.5%
    Georg Fischer AG.............................    22,511     19,958,153            0.5%
    Helvetia Holding AG..........................    36,269     18,869,464            0.5%
#   Logitech International SA....................   650,486     15,732,970            0.4%
    PSP Swiss Property AG........................   201,709     18,048,619            0.4%
    Straumann Holding AG.........................    45,962     17,244,502            0.4%
    Temenos Group AG.............................   318,043     20,539,697            0.5%
    Other Securities.............................              386,994,688            9.2%
                                                            --------------           -----
TOTAL SWITZERLAND................................              540,499,417           13.0%
                                                            --------------           -----
TOTAL COMMON STOCKS..............................            4,098,885,635           98.8%
                                                            --------------           -----

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
    Other Securities.............................               34,254,167            0.9%
                                                            --------------           -----
TOTAL PREFERRED STOCKS...........................               34,254,167            0.9%
                                                            --------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                        ------      -------     ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities...............            $       55,356            0.0%
                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................                    55,356            0.0%
                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........             4,133,195,158
                                                 --------------

                                                    VALUE+
                                                    ------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund. 30,261,802    350,189,570            8.4%
                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,879,139,342)............              $4,483,384,728          108.1%
                                                 ==============          ======

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                  LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ---------- -------------- ------- --------------
Common Stocks
 Austria........................         -- $  138,279,857   --    $  138,279,857
 Belgium........................         --    191,665,701   --       191,665,701
 Denmark........................         --    204,041,200   --       204,041,200
 Finland........................         --    292,384,682   --       292,384,682
 France.........................         --    560,060,154   --       560,060,154
 Germany........................ $1,885,545    688,791,414   --       690,676,959
 Ireland........................         --     53,214,050   --        53,214,050
 Israel.........................         --     82,999,079   --        82,999,079
 Italy..........................         --    384,200,643   --       384,200,643
 Netherlands....................         --    210,353,802   --       210,353,802
 Norway.........................         --    118,249,011   --       118,249,011
 Portugal.......................         --     41,152,687   --        41,152,687
 Spain..........................         --    242,637,232   --       242,637,232
 Sweden.........................    124,117    348,347,044   --       348,471,161
 Switzerland....................         --    540,499,417   --       540,499,417
Preferred Stocks
 Germany........................         --     34,254,167   --        34,254,167
Rights/Warrants
 Spain..........................         --         55,356   --            55,356
Securities Lending Collateral...         --    350,189,570   --       350,189,570
                                 ---------- --------------   --    --------------
TOTAL........................... $2,009,662 $4,481,375,066   --    $4,483,384,728
                                 ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
COMMON STOCKS -- (81.3%)
Consumer Discretionary -- (7.7%)
    Cineplex, Inc..........................   318,474 $ 12,109,278            1.3%
#   Corus Entertainment, Inc. Class B......   740,938    6,115,100            0.7%
#   Enercare, Inc..........................   509,859    7,366,784            0.8%
#*  IMAX Corp..............................   259,917    7,862,489            0.9%
    Linamar Corp...........................   144,412    5,873,164            0.6%
    Other Securities.......................             49,050,359            5.2%
                                                      ------------           -----
Total Consumer Discretionary...............             88,377,174            9.5%
                                                      ------------           -----
Consumer Staples -- (3.6%)
    Cott Corp..............................   600,036    7,868,958            0.9%
    Premium Brands Holdings Corp...........   132,462    6,410,280            0.7%
    Other Securities.......................             26,731,797            2.8%
                                                      ------------           -----
Total Consumer Staples.....................             41,011,035            4.4%
                                                      ------------           -----
Energy -- (19.2%)
*   Advantage Oil & Gas, Ltd............... 1,100,531    7,425,487            0.8%
#   Enbridge Income Fund Holdings, Inc.....   251,755    6,389,130            0.7%
#   Gibson Energy, Inc.....................   702,339    8,812,619            0.9%
#   Mullen Group, Ltd......................   536,825    7,440,227            0.8%
*   Parex Resources, Inc...................   765,891    8,810,630            0.9%
#   Parkland Fuel Corp.....................   474,825   11,090,932            1.2%
#   Precision Drilling Corp................ 1,736,481    7,741,860            0.8%
*   Raging River Exploration, Inc.......... 1,087,151    8,713,095            0.9%
    ShawCor, Ltd...........................   319,981    8,003,700            0.9%
#   Veresen, Inc........................... 1,597,192   14,467,966            1.6%
#   Whitecap Resources, Inc................ 1,466,035   11,716,913            1.3%
    Other Securities.......................            119,454,762           12.8%
                                                      ------------           -----
Total Energy...............................            220,067,321           23.6%
                                                      ------------           -----
Financials -- (4.8%)
#   Canadian Western Bank..................   441,032    8,368,198            0.9%
#   Home Capital Group, Inc................   325,263    6,438,330            0.7%
    Laurentian Bank of Canada..............   196,746    7,271,080            0.8%
    TMX Group, Ltd.........................   191,063    8,815,991            0.9%
    Other Securities.......................             24,707,351            2.7%
                                                      ------------           -----
Total Financials...........................             55,600,950            6.0%
                                                      ------------           -----
Health Care -- (1.3%)
    Other Securities.......................             14,491,248            1.5%
                                                      ------------           -----
Industrials -- (10.3%)
    MacDonald Dettwiler & Associates, Ltd..   172,507    9,873,527            1.1%
    New Flyer Industries, Inc..............   254,471    7,114,488            0.8%
    Russel Metals, Inc.....................   362,155    5,764,564            0.6%
#   Stantec, Inc...........................   410,229    9,126,395            1.0%
    Toromont Industries, Ltd...............   390,325   11,465,597            1.2%
    TransForce, Inc........................   474,880   10,773,577            1.2%
    Westshore Terminals Investment Corp....   318,149    6,136,222            0.7%
    Other Securities.......................             57,383,009            6.0%
                                                      ------------           -----
Total Industrials..........................            117,637,379           12.6%
                                                      ------------           -----
Information Technology -- (3.1%)
    Other Securities.......................             35,787,691            3.8%
                                                      ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
Materials -- (23.7%)
      Alamos Gold, Inc. Class A..........  1,545,462 $   12,121,272            1.3%
*     B2Gold Corp........................  5,268,073     15,239,039            1.6%
*     Endeavour Mining Corp..............    316,838      6,188,881            0.7%
*     Fortuna Silver Mines, Inc..........    876,406      5,991,682            0.6%
      HudBay Minerals, Inc...............  1,398,004      5,888,856            0.6%
*     IAMGOLD Corp.......................  2,443,241      9,781,707            1.1%
*     Lundin Mining Corp.................  2,567,823     10,050,750            1.1%
#     Methanex Corp......................    267,966      9,739,314            1.0%
*     New Gold, Inc......................  2,668,183     10,523,140            1.1%
      OceanaGold Corp....................  3,061,665      9,358,702            1.0%
      Pan American Silver Corp...........    990,673     15,820,633            1.7%
*     SEMAFO, Inc........................  1,661,946      6,517,435            0.7%
#*    Silver Standard Resources, Inc.....    760,590      8,347,040            0.9%
#     Stella-Jones, Inc..................    204,600      7,260,837            0.8%
      West Fraser Timber Co., Ltd........    213,500      7,309,267            0.8%
      Other Securities...................               131,140,488           14.1%
                                                     --------------          ------
Total Materials..........................               271,279,043           29.1%
                                                     --------------          ------
Real Estate -- (1.6%)
      FirstService Corp..................    160,533      6,504,860            0.7%
      Other Securities...................                12,104,751            1.3%
                                                     --------------          ------
Total Real Estate........................                18,609,611            2.0%
                                                     --------------          ------
Telecommunication Services -- (0.4%)
      Other Securities...................                 4,507,968            0.5%
                                                     --------------          ------
Utilities -- (5.6%)
      Algonquin Power & Utilities Corp...  1,173,558     10,368,048            1.1%
      Capital Power Corp.................    523,509      8,059,689            0.9%
#     Northland Power, Inc...............    536,896      9,606,728            1.0%
      Superior Plus Corp.................    702,443      6,253,015            0.7%
      TransAlta Corp.....................  1,446,740      6,374,587            0.7%
      Other Securities...................                23,050,047            2.4%
                                                     --------------          ------
Total Utilities..........................                63,712,114            6.8%
                                                     --------------          ------
TOTAL COMMON STOCKS......................               931,081,534           99.8%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............               931,081,534
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (18.7%)
(S)@  DFA Short Term Investment Fund..... 18,505,165    214,141,764           22.9%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,376,781,398)..................             $1,145,223,298          122.7%
                                                     ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                 ------------ ------------ ------- --------------
Common Stocks
 Consumer Discretionary......... $ 88,194,376 $    182,798   --    $   88,377,174
 Consumer Staples...............   41,011,035           --   --        41,011,035
 Energy.........................  220,008,340       58,981   --       220,067,321
 Financials.....................   55,600,950           --   --        55,600,950
 Health Care....................   14,491,248           --   --        14,491,248
 Industrials....................  117,637,379           --   --       117,637,379
 Information Technology.........   35,787,691           --   --        35,787,691
 Materials......................  271,278,805          238   --       271,279,043
 Real Estate....................   18,609,611           --   --        18,609,611
 Telecommunication Services.....    4,507,968           --   --         4,507,968
 Utilities......................   63,712,114           --   --        63,712,114
Securities Lending Collateral...           --  214,141,764   --       214,141,764
                                 ------------ ------------   --    --------------
TOTAL                            $930,839,517 $214,383,781   --    $1,145,223,298
                                 ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                                ------     -------    ---------------
COMMON STOCKS -- (94.0%)
BRAZIL -- (5.8%)
     AMBEV SA ADR............................................  5,984,451 $ 35,308,261            0.7%
     Cielo SA................................................  1,506,864   15,295,240            0.3%
     Other Securities........................................             242,707,051            4.9%
                                                                         ------------           -----
TOTAL BRAZIL.................................................             293,310,552            5.9%
                                                                         ------------           -----

CHILE -- (1.4%)
     Other Securities........................................              73,612,527            1.5%
                                                                         ------------           -----

CHINA -- (14.8%)
     Bank of China, Ltd. Class H............................. 63,274,181   28,354,360            0.6%
     China Construction Bank Corp. Class H................... 69,895,590   51,041,026            1.0%
     China Mobile, Ltd. Sponsored ADR........................    918,178   52,730,963            1.1%
     CNOOC, Ltd. Sponsored ADR...............................    127,716   16,025,804            0.3%
     Industrial & Commercial Bank of China, Ltd. Class H..... 71,229,185   42,754,557            0.9%
     Ping An Insurance Group Co. of China, Ltd. Class H......  4,622,500   24,330,600            0.5%
     Tencent Holdings, Ltd...................................  4,351,400  115,322,199            2.3%
     Other Securities........................................             424,183,224            8.4%
                                                                         ------------           -----
TOTAL CHINA..................................................             754,742,733           15.1%
                                                                         ------------           -----

COLOMBIA -- (0.5%)
     Other Securities........................................              23,941,405            0.5%
                                                                         ------------           -----

CZECH REPUBLIC -- (0.2%)
     Other Securities........................................               9,825,802            0.2%
                                                                         ------------           -----

EGYPT -- (0.2%)
     Other Securities........................................               8,164,964            0.2%
                                                                         ------------           -----

GREECE -- (0.2%)
     Other Securities........................................              12,197,777            0.2%
                                                                         ------------           -----

HUNGARY -- (0.4%)
     Other Securities........................................              19,420,220            0.4%
                                                                         ------------           -----

INDIA -- (12.2%)
     HDFC Bank, Ltd..........................................  1,441,144   27,008,537            0.5%
     Housing Development Finance Corp., Ltd..................  1,095,932   22,624,895            0.5%
     Infosys, Ltd............................................  1,886,232   28,287,791            0.6%
     ITC, Ltd................................................  4,896,443   17,714,670            0.4%
     Reliance Industries, Ltd................................  1,625,226   25,537,646            0.5%
     Tata Consultancy Services, Ltd..........................    720,066   25,774,900            0.5%
     Tata Motors, Ltd........................................  1,952,358   15,521,888            0.3%
     Other Securities........................................             457,000,473            9.1%
                                                                         ------------           -----
TOTAL INDIA..................................................             619,470,800           12.4%
                                                                         ------------           -----

INDONESIA -- (3.2%)
     Astra International Tbk PT.............................. 23,646,410   14,918,699            0.3%
     Bank Central Asia Tbk PT................................ 15,447,700   18,366,468            0.4%
     Other Securities........................................             131,751,393            2.6%
                                                                         ------------           -----
TOTAL INDONESIA..............................................             165,036,560            3.3%
                                                                         ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                              ------     -------    ---------------
MALAYSIA -- (3.5%)
    Public Bank Bhd........................................  3,537,614 $ 16,744,498            0.3%
    Tenaga Nasional Bhd....................................  4,375,250   14,949,608            0.3%
    Other Securities.......................................             149,025,914            3.0%
                                                                       ------------           -----
TOTAL MALAYSIA.............................................             180,720,020            3.6%
                                                                       ------------           -----

MEXICO -- (5.0%)
    America Movil S.A.B. de C.V. Series L.................. 46,329,297   30,688,471            0.6%
#   Fomento Economico Mexicano S.A.B. de C.V...............  1,793,669   17,198,383            0.3%
#   Grupo Financiero Banorte S.A.B. de C.V. Class O........  4,609,848   27,194,225            0.6%
#   Grupo Televisa S.A.B. Series CPO.......................  3,356,577   16,490,754            0.3%
    Wal-Mart de Mexico S.A.B. de C.V.......................  7,054,235   14,921,344            0.3%
    Other Securities.......................................             148,796,657            3.0%
                                                                       ------------           -----
TOTAL MEXICO...............................................             255,289,834            5.1%
                                                                       ------------           -----

PERU -- (0.3%)
    Other Securities.......................................              14,446,744            0.3%
                                                                       ------------           -----

PHILIPPINES -- (1.7%)
    Other Securities.......................................              87,260,101            1.7%
                                                                       ------------           -----

POLAND -- (1.4%)
    Other Securities.......................................              73,590,632            1.5%
                                                                       ------------           -----

RUSSIA -- (1.8%)
    Gazprom PJSC Sponsored ADR.............................  4,944,295   21,319,197            0.4%
    Sberbank of Russia PJSC Sponsored ADR..................  1,818,206   17,220,575            0.4%
    Other Securities.......................................              53,848,767            1.0%
                                                                       ------------           -----
TOTAL RUSSIA...............................................              92,388,539            1.8%
                                                                       ------------           -----

SOUTH AFRICA -- (7.9%)
*   AngloGold Ashanti, Ltd. Sponsored ADR..................  1,637,102   22,493,782            0.5%
    FirstRand, Ltd.........................................  4,730,180   16,961,318            0.3%
    MTN Group, Ltd.........................................  2,516,919   21,739,475            0.4%
    Naspers, Ltd. Class N..................................    370,571   62,063,317            1.2%
    Sasol, Ltd. Sponsored ADR..............................    778,314   21,411,418            0.4%
    Standard Bank Group, Ltd...............................  2,023,352   21,478,453            0.4%
    Steinhoff International Holdings NV....................  3,453,813   18,632,175            0.4%
    Other Securities.......................................             219,673,686            4.5%
                                                                       ------------           -----
TOTAL SOUTH AFRICA.........................................             404,453,624            8.1%
                                                                       ------------           -----

SOUTH KOREA -- (14.3%)
    Hyundai Motor Co.......................................    175,874   21,472,355            0.4%
    KB Financial Group, Inc................................    441,762   16,352,604            0.3%
    NAVER Corp.............................................     33,801   25,288,736            0.5%
    Samsung Electronics Co., Ltd...........................     97,289  139,155,193            2.8%
    Samsung Electronics Co., Ltd. GDR......................     52,509   36,940,669            0.7%
    SK Hynix, Inc..........................................    705,494   25,233,135            0.5%
    Other Securities.......................................             462,680,857            9.3%
                                                                       ------------           -----
TOTAL SOUTH KOREA..........................................             727,123,549           14.5%
                                                                       ------------           -----

TAIWAN -- (15.0%)
#   Hon Hai Precision Industry Co., Ltd.................... 17,267,653   46,642,722            0.9%
    Largan Precision Co., Ltd..............................    133,860   15,792,148            0.3%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 25,188,808  151,166,887            3.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           PERCENTAGE
                                                 SHARES      VALUE++     OF NET ASSETS**
                                                 ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co.,
       Ltd. Sponsored ADR.....................  1,672,158 $   52,004,114            1.1%
      Other Securities........................               499,242,347           10.0%
                                                          --------------          ------
TOTAL TAIWAN..................................               764,848,218           15.3%
                                                          --------------          ------

THAILAND -- (2.7%)
      PTT PCL.................................  1,634,600     16,160,343            0.3%
      Other Securities........................               121,889,382            2.5%
                                                          --------------          ------
TOTAL THAILAND................................               138,049,725            2.8%
                                                          --------------          ------

TURKEY -- (1.5%)
      Other Securities........................                74,744,642            1.5%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             4,792,638,968           95.9%
                                                          --------------          ------

PREFERRED STOCKS -- (3.2%)
BRAZIL -- (3.1%)
      Banco Bradesco SA.......................  2,388,514     25,022,528            0.5%
      Itau Unibanco Holding SA................  4,317,027     51,934,159            1.0%
*     Petroleo Brasileiro SA..................  2,825,761     15,660,311            0.3%
*     Petroleo Brasileiro SA Sponsored ADR....  1,440,006     15,926,466            0.3%
      Vale SA.................................  2,522,202     16,301,074            0.3%
      Other Securities........................                29,792,502            0.7%
                                                          --------------          ------
TOTAL BRAZIL..................................               154,637,040            3.1%
                                                          --------------          ------

CHILE -- (0.0%)
      Other Securities........................                   461,858            0.0%
                                                          --------------          ------

COLOMBIA -- (0.1%)
      Other Securities........................                 5,642,477            0.1%
                                                          --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities........................                   309,189            0.0%
                                                          --------------          ------
TOTAL PREFERRED STOCKS........................               161,050,564            3.2%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
      Other Securities........................                   415,149            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   415,149            0.0%
                                                          --------------          ------
TOTAL INVESTMENT SECURITIES...................             4,954,104,681
                                                          --------------

                                                             VALUE+
                                                             ------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund.......... 12,413,368    143,647,490            2.9%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,047,616,277).......................             $5,097,752,171          102.0%
                                                          ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------  -------------- ------- --------------
Common Stocks
 Brazil......................... $  293,310,552              --   --    $  293,310,552
 Chile..........................     36,556,767  $   37,055,760   --        73,612,527
 China..........................    123,639,714     631,103,019   --       754,742,733
 Colombia.......................     23,941,405              --   --        23,941,405
 Czech Republic.................             --       9,825,802   --         9,825,802
 Egypt..........................        656,731       7,508,233   --         8,164,964
 Greece.........................             --      12,197,777   --        12,197,777
 Hungary........................             --      19,420,220   --        19,420,220
 India..........................     32,757,639     586,713,161   --       619,470,800
 Indonesia......................      6,392,992     158,643,568   --       165,036,560
 Malaysia.......................             --     180,720,020   --       180,720,020
 Mexico.........................    255,289,834              --   --       255,289,834
 Peru...........................     14,446,744              --   --        14,446,744
 Philippines....................      1,591,367      85,668,734   --        87,260,101
 Poland.........................             --      73,590,632   --        73,590,632
 Russia.........................        880,891      91,507,648   --        92,388,539
 South Africa...................     55,870,231     348,583,393   --       404,453,624
 South Korea....................     24,723,258     702,400,291   --       727,123,549
 Taiwan.........................     61,828,890     703,019,328   --       764,848,218
 Thailand.......................    138,049,725              --   --       138,049,725
 Turkey.........................        592,181      74,152,461   --        74,744,642
Preferred Stocks
 Brazil.........................    154,637,040              --   --       154,637,040
 Chile..........................             --         461,858   --           461,858
 Colombia.......................      5,642,477              --   --         5,642,477
 South Korea....................        309,189              --   --           309,189
Rights/Warrants
 South Korea....................             --         415,149   --           415,149
Securities Lending Collateral...             --     143,647,490   --       143,647,490
Futures Contracts**.............       (265,685)             --   --          (265,685)
                                 --------------  --------------   --    --------------
TOTAL........................... $1,230,851,942  $3,866,634,544   --    $5,097,486,486
                                 ==============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
COMMON STOCKS -- (87.8%)
BRAZIL -- (8.3%)
*   BR Malls Participacoes SA..........  6,998,232 $ 28,019,237            0.5%
    CETIP SA - Mercados Organizados....    945,300   13,288,099            0.3%
*   Cia Siderurgica Nacional SA........  5,779,408   19,445,752            0.4%
    Duratex SA.........................  3,935,733   10,628,452            0.2%
    EDP - Energias do Brasil SA........  3,450,314   16,592,205            0.3%
    Equatorial Energia SA..............  2,273,758   40,560,082            0.7%
    Estacio Participacoes SA...........  3,477,890   20,167,840            0.4%
    Fleury SA..........................    899,506   11,906,055            0.2%
    Localiza Rent a Car SA.............  1,649,975   20,485,122            0.4%
    MRV Engenharia e Participacoes SA..  3,532,380   13,678,013            0.3%
    Multiplan Empreendimentos
     Imobiliarios SA...................    592,100   11,899,503            0.2%
    Odontoprev SA......................  2,908,696   10,934,947            0.2%
    Qualicorp SA.......................  2,415,505   15,543,381            0.3%
*   Rumo Logistica Operadora
     Multimodal SA.....................  6,787,474   15,182,508            0.3%
    Sao Martinho SA....................    661,862   13,181,255            0.3%
    Sul America SA.....................  2,810,065   16,964,268            0.3%
    Totvs SA...........................  1,287,326   11,679,501            0.2%
    Transmissora Alianca de Energia
     Eletrica SA.......................  1,918,518   12,471,569            0.2%
    Other Securities...................             202,885,715            3.5%
                                                   ------------           -----
TOTAL BRAZIL...........................             505,513,504            9.2%
                                                   ------------           -----

CHILE -- (1.6%)
    Engie Energia Chile SA.............  5,731,371   10,171,435            0.2%
    Parque Arauco SA...................  7,641,107   18,948,786            0.4%
    Vina Concha y Toro SA..............  5,623,245    9,803,867            0.2%
    Other Securities...................              60,347,589            1.0%
                                                   ------------           -----
TOTAL CHILE............................              99,271,677            1.8%
                                                   ------------           -----

CHINA -- (12.5%)
#   GCL-Poly Energy Holdings, Ltd...... 80,160,000   10,804,244            0.2%
#   GOME Electrical Appliances
     Holding, Ltd...................... 84,442,000   10,640,930            0.2%
    Kingboard Chemical Holdings, Ltd...  4,301,921   12,716,703            0.2%
    Minth Group, Ltd...................  2,797,000    9,902,300            0.2%
    Shenzhen International Holdings,
     Ltd...............................  7,240,222   11,180,429            0.2%
#   Sunac China Holdings, Ltd.......... 14,681,000   10,019,548            0.2%
    Other Securities...................             698,392,014           12.6%
                                                   ------------           -----
TOTAL CHINA............................             763,656,168           13.8%
                                                   ------------           -----

COLOMBIA -- (0.2%)
    Other Securities...................              10,672,364            0.2%
                                                   ------------           -----

GREECE -- (0.3%)
    Other Securities...................              18,832,908            0.3%
                                                   ------------           -----

HONG KONG -- (0.1%)
    Other Securities...................               3,501,421            0.1%
                                                   ------------           -----

HUNGARY -- (0.1%)
    Other Securities...................               3,410,822            0.1%
                                                   ------------           -----

INDIA -- (13.6%)
    Arvind, Ltd........................  1,766,630   11,011,026            0.2%
    Berger Paints India, Ltd...........  2,563,663    9,940,850            0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                   PERCENTAGE
                                         SHARES      VALUE++     OF NET ASSETS**
                                         ------      -------     ---------------
INDIA -- (Continued)
    Federal Bank, Ltd.................. 8,408,191 $   10,356,427            0.2%
    TVS Motor Co., Ltd................. 2,133,665     13,107,680            0.2%
    Other Securities...................              787,839,019           14.3%
                                                  --------------           -----
TOTAL INDIA............................              832,255,002           15.1%
                                                  --------------           -----

INDONESIA -- (3.3%)
    Other Securities...................              201,825,238            3.6%
                                                  --------------           -----

MALAYSIA -- (3.9%)
    Other Securities...................              237,523,653            4.3%
                                                  --------------           -----

MEXICO -- (3.1%)
#   Alsea S.A.B. de C.V................ 6,071,804     22,654,019            0.4%
#   Banregio Grupo Financiero S.A.B.
     de C.V............................ 2,236,173     14,657,398            0.3%
    Gentera S.A.B. de C.V.............. 7,327,998     14,453,614            0.3%
#   Grupo Aeroportuario del Centro
     Norte S.A.B. de C.V............... 2,202,376     12,852,340            0.2%
#*  Industrias CH S.A.B. de C.V.
     Series B.......................... 2,280,755     10,775,695            0.2%
    Other Securities...................              115,570,171            2.1%
                                                  --------------           -----
TOTAL MEXICO...........................              190,963,237            3.5%
                                                  --------------           -----

PHILIPPINES -- (1.6%)
    Other Securities...................               97,508,208            1.8%
                                                  --------------           -----

POLAND -- (1.8%)
    Other Securities...................              108,866,211            2.0%
                                                  --------------           -----

SOUTH AFRICA -- (7.0%)
    AVI, Ltd........................... 3,346,741     23,508,782            0.4%
    Barloworld, Ltd.................... 2,216,736     14,318,310            0.3%
#   Clicks Group, Ltd.................. 2,666,173     24,871,462            0.5%
    EOH Holdings, Ltd.................. 1,098,252     13,028,837            0.2%
    Foschini Group, Ltd. (The)......... 1,564,234     16,079,708            0.3%
    Imperial Holdings, Ltd.............   840,996     10,622,362            0.2%
    JSE, Ltd...........................   892,197     10,394,209            0.2%
*   Northam Platinum, Ltd.............. 3,640,843     13,265,319            0.2%
#   Pick n Pay Stores, Ltd............. 2,069,376     10,139,102            0.2%
*   Sappi, Ltd......................... 4,082,585     22,716,560            0.4%
    SPAR Group, Ltd. (The)............. 1,141,280     16,180,895            0.3%
*   Super Group, Ltd................... 3,398,200     10,029,578            0.2%
    Other Securities...................              243,434,810            4.4%
                                                  --------------           -----
TOTAL SOUTH AFRICA.....................              428,589,934            7.8%
                                                  --------------           -----

SOUTH KOREA -- (11.8%)
    Other Securities...................              725,273,437           13.1%
                                                  --------------           -----

TAIWAN -- (13.4%)
    Other Securities...................              818,271,016           14.8%
                                                  --------------           -----

THAILAND -- (3.4%)
    Other Securities...................              209,076,777            3.8%
                                                  --------------           -----

TURKEY -- (1.8%)
    Other Securities...................              111,238,430            2.0%
                                                  --------------           -----
TOTAL COMMON STOCKS....................            5,366,250,007           97.3%
                                                  --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.5%)
      Cia Energetica de Minas Gerais.....  3,890,229 $   11,882,748            0.2%
      Cia Paranaense de Energia..........    857,600      9,819,950            0.2%
      Other Securities...................                72,927,385            1.3%
                                                     --------------          ------
TOTAL BRAZIL.............................                94,630,083            1.7%
                                                     --------------          ------

CHILE -- (0.1%)
      Other Securities...................                 3,498,995            0.1%
                                                     --------------          ------

COLOMBIA -- (0.0%)
      Other Securities...................                 2,105,056            0.0%
                                                     --------------          ------
TOTAL PREFERRED STOCKS...................               100,234,134            1.8%
                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...................                   107,121            0.0%
                                                     --------------          ------

BRAZIL -- (0.0%)
      Other Securities...................                     4,731            0.0%
                                                     --------------          ------

CHINA -- (0.0%)
      Other Securities...................                     4,888            0.0%
                                                     --------------          ------

INDIA -- (0.0%)
      Other Securities...................                   498,840            0.0%
                                                     --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities...................                     9,793            0.0%
                                                     --------------          ------

TAIWAN -- (0.0%)
      Other Securities...................                     1,020            0.0%
                                                     --------------          ------

THAILAND -- (0.0%)
      Other Securities...................                     2,151            0.0%
                                                     --------------          ------
TOTAL RIGHTS/WARRANTS....................                   628,544            0.0%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             5,467,112,685
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@  DFA Short Term Investment Fund..... 56,051,755    648,630,910           11.8%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,926,075,685)..................             $6,115,743,595          110.9%
                                                     ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
Common Stocks
 Brazil......................... $  505,513,504             --   --    $  505,513,504
 Chile..........................      1,048,175 $   98,223,502   --        99,271,677
 China..........................      1,165,199    762,490,969   --       763,656,168
 Colombia.......................     10,672,364             --   --        10,672,364
 Greece.........................             --     18,832,908   --        18,832,908
 Hong Kong......................             --      3,501,421   --         3,501,421
 Hungary........................             --      3,410,822   --         3,410,822
 India..........................      2,752,926    829,502,076   --       832,255,002
 Indonesia......................      2,884,712    198,940,526   --       201,825,238
 Malaysia.......................         43,667    237,479,986   --       237,523,653
 Mexico.........................    190,963,237             --   --       190,963,237
 Philippines....................             --     97,508,208   --        97,508,208
 Poland.........................             --    108,866,211   --       108,866,211
 South Africa...................      9,109,799    419,480,135   --       428,589,934
 South Korea....................      1,107,997    724,165,440   --       725,273,437
 Taiwan.........................      1,012,253    817,258,763   --       818,271,016
 Thailand.......................    208,832,059        244,718   --       209,076,777
 Turkey.........................             --    111,238,430   --       111,238,430
Preferred Stocks
 Brazil.........................     94,630,083             --   --        94,630,083
 Chile..........................             --      3,498,995   --         3,498,995
 Colombia.......................      2,105,056             --   --         2,105,056
Rights/Warrants
 Australia......................             --        107,121   --           107,121
 Brazil.........................             --          4,731   --             4,731
 China..........................             --          4,888   --             4,888
 India..........................             --        498,840   --           498,840
 South Korea....................             --          9,793   --             9,793
 Taiwan.........................             --          1,020   --             1,020
 Thailand.......................             --          2,151   --             2,151
Securities Lending Collateral...             --    648,630,910   --       648,630,910
Futures Contracts**.............        288,905             --   --           288,905
                                 -------------- --------------   --    --------------
TOTAL........................... $1,032,129,936 $5,083,902,564   --    $6,116,032,500
                                 ============== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                                THE JAPANESE   THE ASIA
                                                                   THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                                                     CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                                                      SERIES*     VALUE SERIES*   SERIES*       SERIES*
                                                                   -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,407,685, $362,128,
 $271,364 and $262,488 of securities on loan,
 respectively)....................................................  $20,729,659    $ 9,665,735   $3,107,991   $1,545,386
Temporary Cash Investments at Value & Cost........................      200,994             --           --           --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $820,520, $370,043, $280,916 and
 $261,799)........................................................      820,651        370,103      280,962      261,843
Segregated Cash for Futures Contracts.............................        6,012          1,176           --           --
Foreign Currencies at Value.......................................           --          9,101        2,507        2,689
Cash..............................................................           --         17,431        1,795          392
Receivables:
  Investment Securities Sold......................................       56,993             --        4,478        6,989
  Dividends, Interest and Tax Reclaims............................       22,805         38,076       19,244        1,409
  Securities Lending Income.......................................          228            158          684          420
  Futures Margin Variation........................................           --             13           --           --
                                                                    -----------    -----------   ----------   ----------
     Total Assets.................................................   21,837,342     10,101,793    3,417,661    1,819,128
                                                                    -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................      820,496        370,018      280,889      261,796
  Investment Securities Purchased.................................       97,218             --        3,734        1,368
  Due to Advisor..................................................        1,787          1,649          261          134
  Futures Margin Variation........................................          247             --           --           --
Accrued Expenses and Other Liabilities............................        1,026            586          183           94
                                                                    -----------    -----------   ----------   ----------
     Total Liabilities............................................      920,774        372,253      285,067      263,392
                                                                    -----------    -----------   ----------   ----------
NET ASSETS........................................................  $20,916,568    $ 9,729,540   $3,132,594   $1,555,736
                                                                    ===========    ===========   ==========   ==========
Investments at Cost...............................................  $15,139,595    $ 9,675,856   $2,683,628   $1,595,952
                                                                    ===========    ===========   ==========   ==========
Foreign Currencies at Cost........................................  $        --    $     9,131   $    2,500   $    2,692
                                                                    ===========    ===========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                               THE
                                              THE UNITED   CONTINENTAL THE CANADIAN
                                             KINGDOM SMALL    SMALL       SMALL                     THE EMERGING
                                                COMPANY      COMPANY     COMPANY     THE EMERGING   MARKETS SMALL
                                                SERIES       SERIES*      SERIES    MARKETS SERIES*  CAP SERIES*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $53,170,
 $327,025, $202,280, $212,759 and
 $954,168 of securities on loan,
 respectively)..............................  $1,669,112   $4,133,195   $  931,082    $4,954,105     $5,467,113
Collateral from Securities on Loan Invested
 in Affiliate at Value (including cost of
 $56,574, $350,137, $214,106, $143,624
 and $648,523)..............................      56,584      350,190      214,142       143,647        648,631
Segregated Cash for Futures Contracts.......          --           --           --         1,298            940
Foreign Currencies at Value.................       5,978        1,645          279        38,502         19,897
Cash........................................       2,698        5,855        4,248         2,268         17,857
Receivables:
  Investment Securities Sold................         936        2,988           55         1,559          3,346
  Dividends, Interest and Tax Reclaims......       4,896        5,730          705         2,882          4,074
  Securities Lending Income.................          93        1,051          375           526          3,868
  Futures Margin Variation..................          --           --           --           149            108
Unrealized Gain on Foreign Currency
 Contracts..................................          --           --            1            --             --
                                              ----------   ----------   ----------    ----------     ----------
     Total Assets...........................   1,740,297    4,500,654    1,150,887     5,144,936      6,165,834
                                              ----------   ----------   ----------    ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      56,573      350,129      214,100       143,617        648,523
  Investment Securities Purchased...........          --        1,969        3,384         2,758            332
  Due to Advisor............................         148          359           81           424            942
Unrealized Loss on Foreign Currency
 Contracts..................................          --           --            5            --             --
Accrued Expenses and Other Liabilities......         111          272           53           406            390
                                              ----------   ----------   ----------    ----------     ----------
     Total Liabilities......................      56,832      352,729      217,623       147,205        650,187
                                              ----------   ----------   ----------    ----------     ----------
NET ASSETS..................................  $1,683,465   $4,147,925   $  933,264    $4,997,731     $5,515,647
                                              ==========   ==========   ==========    ==========     ==========
Investments at Cost.........................  $1,633,790   $3,529,003   $1,162,676    $3,903,992     $5,277,553
                                              ==========   ==========   ==========    ==========     ==========
Foreign Currencies at Cost..................  $    5,962   $    1,647   $      279    $   38,157     $   20,038
                                              ==========   ==========   ==========    ==========     ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                         THE JAPANESE   THE ASIA
                                                                THE U.S.      THE DFA       SMALL     PACIFIC SMALL
                                                               LARGE CAP   INTERNATIONAL   COMPANY       COMPANY
                                                              VALUE SERIES VALUE SERIES     SERIES       SERIES
                                                              ------------ ------------- ------------ -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $20, $27,352,
   $5,758 and $1,317, respectively)..........................   $482,647     $ 341,886     $ 52,010     $ 52,135
  Income from Securities Lending.............................      3,444         9,676        5,693        5,042
                                                                --------     ---------     --------     --------
     Total Investment Income.................................    486,091       351,562       57,703       57,177
                                                                --------     ---------     --------     --------
EXPENSES
  Investment Management Fees.................................     19,402        17,844        2,725        1,385
  Accounting & Transfer Agent Fees...........................        954           449          138           78
  Custodian Fees.............................................        190           771          441          250
  Shareholders' Reports......................................         81            38           11            5
  Directors'/Trustees' Fees & Expenses.......................        134            62           19            9
  Professional Fees..........................................        361           265           54           27
  Other......................................................        531           339          104           54
                                                                --------     ---------     --------     --------
     Total Expenses..........................................     21,653        19,768        3,492        1,808
                                                                --------     ---------     --------     --------
  Fees Paid Indirectly (Note C)..............................         --          (212)         (15)         (10)
                                                                --------     ---------     --------     --------
  Net Expenses...............................................     21,653        19,556        3,477        1,798
                                                                --------     ---------     --------     --------
  NET INVESTMENT INCOME (LOSS)...............................    464,438       332,006       54,226       55,379
                                                                --------     ---------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.............................    567,193      (261,808)     122,152       (8,246)
    Futures..................................................     21,037         5,988           --           --
    Foreign Currency Transactions............................         --         5,590        2,170          309
    Forward Currency Contracts...............................         --             8          (36)         (18)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............    (57,128)      (32,753)     214,787      168,801
    Futures..................................................     (3,872)         (852)          --           --
    Translation of Foreign Currency Denominated Amounts......         --          (908)        (688)          22
                                                                --------     ---------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)....................    527,230      (284,735)     338,385      160,868
                                                                --------     ---------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................   $991,668     $  47,271     $392,611     $216,247
                                                                ========     =========     ========     ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                THE UNITED     THE
                                                 KINGDOM   CONTINENTAL THE CANADIAN              THE EMERGING
                                                  SMALL       SMALL       SMALL     THE EMERGING   MARKETS
                                                 COMPANY     COMPANY     COMPANY      MARKETS     SMALL CAP
                                                  SERIES     SERIES       SERIES       SERIES       SERIES
                                                ---------- ----------- ------------ ------------ ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
   $50, $12,963, $2,757, $15,156 and $12,828,
   respectively)............................... $  79,890   $ 89,305     $ 16,189    $ 110,969     $118,814
  Interest.....................................        --         --           --           55           47
  Income from Securities Lending...............     1,716     14,119        3,503        6,697       38,494
                                                ---------   --------     --------    ---------     --------
     Total Investment Income...................    81,606    103,424       19,692      117,721      157,355
                                                ---------   --------     --------    ---------     --------
EXPENSES
  Investment Management Fees...................     1,820      3,945          747        4,522        9,995
  Accounting & Transfer Agent Fees.............        94        204           37          232          256
  Custodian Fees...............................       106        610           56        1,780        2,557
  Shareholders' Reports........................         8         14            3           18           22
  Directors'/Trustees' Fees & Expenses.........        13         27            5           31           34
  Professional Fees............................        39        183           13          254          171
  Other........................................        76        165           22          172          198
                                                ---------   --------     --------    ---------     --------
     Total Expenses............................     2,156      5,148          883        7,009       13,233
                                                ---------   --------     --------    ---------     --------
  Fees Paid Indirectly (Note C)................       (15)       (36)         (13)         (69)         (69)
                                                ---------   --------     --------    ---------     --------
  Net Expenses.................................     2,141      5,112          870        6,940       13,164
                                                ---------   --------     --------    ---------     --------
  NET INVESTMENT INCOME (LOSS).................    79,465     98,312       18,822      110,781      144,191
                                                ---------   --------     --------    ---------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................    71,244    122,507      (24,152)    (106,229)     140,851
    Futures....................................        --        687           --        5,752        4,055
    Foreign Currency Transactions..............    (1,277)      (394)         229          975          457
    Forward Currency Contracts.................        --         (5)          --           (4)        (116)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................  (469,059)    27,064      135,836      512,891      400,224
    Futures....................................        --         19           --         (266)         289
    Translation of Foreign Currency
     Denominated Amounts.......................      (215)       (32)          (6)         207          586
                                                ---------   --------     --------    ---------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)......  (399,307)   149,846      111,907      413,326      546,346
                                                ---------   --------     --------    ---------     --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................... $(319,842)  $248,158     $130,729    $ 524,107     $690,537
                                                =========   ========     ========    =========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $68, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                        THE U.S. LARGE CAP VALUE   THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                                 SERIES                 VALUE SERIES           COMPANY SERIES
                                        ------------------------  -----------------------  ----------------------
                                            YEAR         YEAR        YEAR         YEAR        YEAR        YEAR
                                           ENDED        ENDED       ENDED        ENDED       ENDED       ENDED
                                          OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                            2016         2015        2016         2015        2016        2015
                                        -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......... $   464,438  $   413,724  $  332,006  $   313,826  $   54,226  $   43,264
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........     567,193      858,150    (261,808)     244,684     122,152      69,828
    Futures............................      21,037          (43)      5,988           --          --          --
    Foreign Currency
     Transactions......................          --           --       5,590       (5,879)      2,170      (1,869)
    Forward Currency Contracts.........          --           --           8           --         (36)         --
    In-Kind Redemptions................          --           --          --           --          --      27,130
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency..................     (57,128)  (1,018,426)    (32,753)  (1,034,230)    214,787      85,013
    Futures............................      (3,872)          --        (852)          --          --          --
    Translation of Foreign Currency
     Denominated Amounts...............          --           --        (908)         654        (688)        382
                                        -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations.......................     991,668      253,405      47,271     (480,945)    392,611     223,748
                                        -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions........................   1,812,211    1,769,181   1,394,282    1,070,207     224,138     102,092
  Withdrawals..........................    (981,368)  (1,305,211)   (939,918)    (705,023)   (115,843)   (199,561)
                                        -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest.........     830,843      463,970     454,364      365,184     108,295     (97,469)
                                        -----------  -----------  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.......................   1,822,511      717,375     501,635     (115,761)    500,906     126,279
NET ASSETS
  Beginning of Year....................  19,094,057   18,376,682   9,227,905    9,343,666   2,631,688   2,505,409
                                        -----------  -----------  ----------  -----------  ----------  ----------
  End of Year.......................... $20,916,568  $19,094,057  $9,729,540  $ 9,227,905  $3,132,594  $2,631,688
                                        ===========  ===========  ==========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           THE ASIA PACIFIC SMALL  THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                               COMPANY SERIES          COMPANY SERIES           COMPANY SERIES
                                           ----------------------  ----------------------   ----------------------
                                              YEAR        YEAR        YEAR         YEAR        YEAR        YEAR
                                             ENDED       ENDED       ENDED        ENDED       ENDED       ENDED
                                            OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                              2016        2015        2016         2015        2016        2015
                                           ----------  ----------  ----------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   55,379  $   54,891  $   79,465   $   71,555  $   98,312  $   82,887
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     (8,246)    (15,143)     71,244       82,685     122,507     115,635
    Futures...............................         --          --          --           --         687      (4,875)
    Foreign Currency Transactions.........        309        (913)     (1,277)         144        (394)     (1,002)
    Forward Currency Contracts............        (18)         --          --           --          (5)         --
    In-Kind Redemptions...................         --      18,027          --       42,293          --      58,734
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    168,801    (224,570)   (469,059)        (104)     27,064      55,052
    Futures...............................         --          --          --           --          19         (19)
    Translation of Foreign Currency
     Denominated Amounts..................         22         (13)       (215)          86         (32)        (57)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    216,247    (167,721)   (319,842)     196,659     248,158     306,355
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    137,711     119,899     112,811       12,907     441,553     454,912
  Withdrawals.............................    (26,496)   (177,690)   (193,617)    (121,351)   (195,529)   (259,801)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    111,215     (57,791)    (80,806)    (108,444)    246,024     195,111
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    327,462    (225,512)   (400,648)      88,215     494,182     501,466
NET ASSETS
  Beginning of Year.......................  1,228,274   1,453,786   2,084,113    1,995,898   3,653,743   3,152,277
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Year............................. $1,555,736  $1,228,274  $1,683,465   $2,084,113  $4,147,925  $3,653,743
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                            THE CANADIAN SMALL   THE EMERGING MARKETS    THE EMERGING MARKETS
                                              COMPANY SERIES            SERIES             SMALL CAP SERIES
                                           -------------------  ----------------------  ----------------------
                                             YEAR       YEAR       YEAR        YEAR        YEAR        YEAR
                                            ENDED      ENDED      ENDED       ENDED       ENDED       ENDED
                                           OCT. 31,   OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                             2016       2015       2016        2015        2016        2015
                                           --------  ---------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $ 18,822  $  19,902  $  110,781  $  101,691  $  144,191  $  134,189
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........  (24,152)    (9,138)   (106,229)    (99,010)    140,851      49,962
    Futures...............................       --         --       5,752       2,478       4,055          --
    Foreign Currency Transactions.........      229        149         975      (2,204)        457      (4,548)
    Forward Currency Contracts............       --         --          (4)         --        (116)         --
    In-Kind Redemptions...................       --      8,042          --          --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................  135,836   (228,267)    512,891    (686,412)    400,224    (693,734)
    Futures...............................       --         --        (266)         --         289          --
    Translation of Foreign Currency
     Denominated Amounts..................       (6)        11         207         (95)        586        (241)
                                           --------  ---------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................  130,729   (209,301)    524,107    (683,552)    690,537    (514,372)
                                           --------  ---------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................  187,903     20,480     471,019   1,463,845     448,086     792,529
  Withdrawals.............................   (8,500)   (37,476)   (400,950)   (562,189)   (521,283)   (301,288)
                                           --------  ---------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............  179,403    (16,996)     70,069     901,656     (73,197)    491,241
                                           --------  ---------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................  310,132   (226,297)    594,176     218,104     617,340     (23,131)
NET ASSETS
  Beginning of Year.......................  623,132    849,429   4,403,555   4,185,451   4,898,307   4,921,438
                                           --------  ---------  ----------  ----------  ----------  ----------
  End of Year............................. $933,264  $ 623,132  $4,997,731  $4,403,555  $5,515,647  $4,898,307
                                           ========  =========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $68 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                            THE U.S. LARGE CAP VALUE SERIES
                          ------------------------------------------------------------------
                              YEAR          YEAR          YEAR          YEAR         YEAR
                             ENDED         ENDED         ENDED         ENDED        ENDED
                            OCT. 31,      OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                              2016          2015          2014          2013         2012
---------------------------------------------------------------------------------------------
Total Return.............        4.75%         1.32%        15.67%        35.68%       18.31%
---------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)............. $20,916,568   $19,094,057   $18,376,682   $14,838,988  $10,589,152
Ratio of Expenses to
 Average Net Assets......        0.11%         0.11%         0.11%         0.11%        0.12%
Ratio of Net Investment
 Income to Average Net
 Assets..................        2.39%         2.20%         1.90%         1.98%        2.15%
Portfolio Turnover Rate..          15%           16%           15%           15%          10%
---------------------------------------------------------------------------------------------

                                          THE DFA INTERNATIONAL VALUE SERIES
                          ------------------------------------------------------------------
                              YEAR          YEAR          YEAR          YEAR         YEAR
                             ENDED         ENDED         ENDED         ENDED        ENDED
                            OCT. 31,      OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                              2016          2015          2014          2013         2012
---------------------------------------------------------------------------------------------
Total Return.............       (0.10)%       (5.35)%       (0.72)%       28.18%        3.17%
---------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)............. $ 9,729,540   $ 9,227,905   $ 9,343,666   $ 8,792,130  $ 7,238,249
Ratio of Expenses to
 Average Net Assets......        0.22%         0.22%         0.22%         0.22%        0.24%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly).............        0.22%         0.22%         0.22%         0.22%        0.24%
Ratio of Net Investment
 Income to Average Net
 Assets..................        3.72%         3.31%         4.50%         3.20%        3.75%
Portfolio Turnover Rate..          17%           21%           17%           15%          14%
---------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                           THE JAPANESE SMALL COMPANY SERIES
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016        2015        2014        2013        2012
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      14.53%       9.04%       2.46%      30.62%       0.54%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,132,594  $2,631,688  $2,505,409  $2,281,624  $1,686,731
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%       0.13%       0.14%       0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%       0.13%       0.14%       0.15%
Ratio of Net Investment Income to Average Net Assets.........       1.99%       1.69%       1.71%       1.87%       2.17%
Portfolio Turnover Rate......................................         10%          6%          9%         16%          7%
-------------------------------------------------------------------------------------------------------------------------

                                                                          THE ASIA PACIFIC SMALL COMPANY SERIES
                                                              ------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR        YEAR        YEAR
                                                                ENDED        ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015         2014        2013        2012
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      16.69%     (11.83)%      (3.46)%      10.97%       7.48%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,555,736  $1,228,274   $1,453,786   $1,265,498  $1,003,860
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%        0.13%        0.15%       0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%        0.13%        0.15%       0.16%
Ratio of Net Investment Income to Average Net Assets.........       4.00%       4.17%        3.96%        4.64%       4.26%
Portfolio Turnover Rate......................................         10%          7%           7%           9%         18%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                        THE UNITED KINGDOM SMALL COMPANY SERIES
                                                              -----------------------------------------------------------
                                                                  YEAR        YEAR        YEAR        YEAR        YEAR
                                                                 ENDED       ENDED       ENDED       ENDED       ENDED
                                                                OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2016        2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................     (15.82)%       9.95%       1.22%      37.42%      23.41%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,683,465   $2,084,113  $1,995,898  $1,988,287  $1,464,838
Ratio of Expenses to Average Net Assets......................       0.12%        0.11%       0.11%       0.12%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.12%        0.11%       0.11%       0.12%       0.13%
Ratio of Net Investment Income to Average Net Assets.........       4.36%        3.44%       2.98%       3.29%       3.37%
Portfolio Turnover Rate......................................         15%          10%          8%         17%          6%
--------------------------------------------------------------------------------------------------------------------------

                                                                          THE CONTINENTAL SMALL COMPANY SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016        2015         2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       6.10%       9.81%      (2.25)%      43.67%       2.29%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,147,925  $3,653,743  $3,152,277   $3,217,766  $2,245,179
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%       0.13%        0.14%       0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%       0.13%        0.14%       0.16%
Ratio of Net Investment Income to Average Net Assets.........       2.49%       2.44%       2.40%        2.67%       3.15%
Portfolio Turnover Rate......................................          9%         14%         13%          13%          9%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                         THE CANADIAN SMALL COMPANY SERIES
                           ------------------------------------------------------------
                              YEAR         YEAR         YEAR        YEAR         YEAR
                             ENDED        ENDED        ENDED       ENDED        ENDED
                            OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                              2016         2015         2014        2013         2012
-----------------------------------------------------------------------------------------
Total Return..............      20.77%     (25.00)%      (3.83)%       5.71%      (2.51)%
-----------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $  933,264  $  623,132   $  849,429   $  741,204  $  689,086
Ratio of Expenses to
 Average Net Assets.......       0.12%       0.12%        0.12%        0.13%       0.15%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)..............       0.12%       0.12%        0.12%        0.13%       0.15%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.52%       2.73%        2.42%        2.99%       2.29%
Portfolio Turnover Rate...          8%         18%           5%          14%         22%
-----------------------------------------------------------------------------------------

                                            THE EMERGING MARKETS SERIES
                           ------------------------------------------------------------
                              YEAR         YEAR         YEAR        YEAR         YEAR
                             ENDED        ENDED        ENDED       ENDED        ENDED
                            OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                              2016         2015         2014        2013         2012
-----------------------------------------------------------------------------------------
Total Return..............      11.44%     (14.86)%       1.74%        6.99%       4.55%
-----------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $4,997,731  $4,403,555   $4,185,451   $3,766,160  $2,913,307
Ratio of Expenses to
 Average Net Assets.......       0.15%       0.16%        0.15%        0.16%       0.20%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)..............       0.15%       0.16%        0.15%        0.16%       0.20%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.45%       2.39%        2.51%        2.38%       2.55%
Portfolio Turnover Rate...          5%          9%           5%           4%          5%
-----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                            THE EMERGING MARKETS SMALL CAP SERIES
                                 -----------------------------------------------------------
                                    YEAR         YEAR        YEAR        YEAR        YEAR
                                   ENDED        ENDED       ENDED       ENDED       ENDED
                                  OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                    2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------
Total Return....................      14.45%      (9.42)%       5.60%       9.41%       7.19%
---------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).................... $5,515,647  $4,898,307   $4,921,438  $4,091,523  $2,953,350
Ratio of Expenses to Average
 Net Assets.....................       0.26%       0.26%        0.26%       0.29%       0.36%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly)...............       0.26%       0.27%        0.26%       0.29%       0.36%
Ratio of Net Investment Income
 to Average Net Assets..........       2.89%       2.62%        2.48%       2.37%       2.48%
Portfolio Turnover Rate.........         18%         18%           9%         11%         13%
---------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS



A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DOMESTIC EQUITY PORTFOLIO        INTERNATIONAL EQUITY PORTFOLIOS
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of October 31, 2016, The Emerging Markets Series and Emerging Markets Small Cap Series had significant transfers of securities with a total value of $334,768 and $554,874 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2016, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      The U.S. Large Cap Value
                        Series...................... 0.10%
                      The DFA International Value
                        Series...................... 0.20%
                      The Japanese Small Company
                        Series...................... 0.10%
                      The Asia Pacific Small
                        Company Series.............. 0.10%
                      The United Kingdom Small
                        Company Series.............. 0.10%
                      The Continental Small Company
                        Series...................... 0.10%
                      The Canadian Small Company
                        Series...................... 0.10%
                      The Emerging Markets Series... 0.10%
                      The Emerging Markets Small
                        Cap Series.................. 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                            FEES PAID
                                                            INDIRECTLY
         -                                                  ----------
         The DFA International Value Series................    $212
         The Japanese Small Company Series.................      15
         The Asia Pacific Small Company Series.............      10
         The United Kingdom Small Company Series...........      15
         The Continental Small Company Series..............      36
         The Canadian Small Company Series.................      13
         The Emerging Markets Series.......................      69
         The Emerging Markets Small Cap Series.............      69

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2016, the total related amounts paid by the Trust to the CCO were $83 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

       The U.S. Large Cap Value Series............................. $478
       The DFA International Value Series..........................  321
       The Japanese Small Company Series...........................   75
       The Asia Pacific Small Company Series.......................   39
       The United Kingdom Small Company Series.....................   50
       The Continental Small Company Series........................   95
       The Canadian Small Company Series...........................   23
       The Emerging Markets Series.................................  122
       The Emerging Markets Small Cap Series.......................   97

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Series transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   PURCHASES    SALES
                                                   ---------- ----------
        The U.S. Large Cap Value Series........... $4,375,099 $2,884,283
        The DFA International Value Series........  2,247,033  1,472,195
        The Japanese Small Company Series.........    435,288    279,916
        The Asia Pacific Small Company Series.....    305,915    130,653
        The United Kingdom Small Company Series...    317,512    275,930
        The Continental Small Company Series......    698,769    338,855
        The Canadian Small Company Series.........    264,983     63,519
        The Emerging Markets Series...............    408,207    255,204
        The Emerging Markets Small Cap Series.....    921,870    872,555

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                 NET UNREALIZED
                                           FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                              COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                           ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series........... $16,161,109  $6,178,300  $  (588,105)   $5,590,195
The DFA International Value Series........  10,045,899   1,179,180   (1,189,241)      (10,061)
The Japanese Small Company Series.........   2,964,544     692,022     (267,614)      424,408
The Asia Pacific Small Company Series.....   1,857,750     330,139     (380,660)      (50,521)
The United Kingdom Small Company Series...   1,690,364     319,739     (284,407)       35,332
The Continental Small Company Series......   3,879,139   1,155,725     (551,479)      604,246
The Canadian Small Company Series.........   1,376,781     117,905     (349,463)     (231,558)
The Emerging Markets Series...............   4,047,616   1,441,316     (391,180)    1,050,136
The Emerging Markets Small Cap Series.....   5,926,076   1,151,901     (962,233)      189,668

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the following Series had outstanding futures contracts (dollar amounts in thousands):

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- --------- -------- ----------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)   12/16/16    1,336   $141,623   $(3,872)    $6,012
                                                                       --------   -------     ------
                                                                       $141,623   $(3,872)    $6,012
                                                                       ========   =======     ======

                                                                              UNREALIZED
                                                EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                             DESCRIPTION           DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                       ------------------------ ---------- --------- -------- ---------- ----------
The DFA International
  Value Series........ MINI MSCI EAFE Index(R)   12/16/16     280    $23,320    $(852)     $1,176
                                                                     -------    -----      ------
                                                                     $23,320    $(852)     $1,176
                                                                     =======    =====      ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION             DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      --------------------------- ---------- --------- -------- ----------- ----------
The Emerging Markets  MINI MSCI Emerging Markets
  Series.............   Index(R)                   12/16/16     649    $29,319     $(266)     $1,298
                                                                       -------     -----      ------
                                                                       $29,319     $(266)     $1,298
                                                                       =======     =====      ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION             DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      --------------------------- ---------- --------- -------- ----------- ----------
The Emerging Markets  MINI MSCI Emerging Markets
  Small Cap Series...   Index(R)                   12/16/16     470    $21,232     $289        $940
                                                                       -------     ----        ----
                                                                       $21,232     $289        $940
                                                                       =======     ====        ====

   3. FORWARD CURRENCY CONTRACTS: The International Equity Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2016, the International Equity Portfolios had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                    FORWARD
                                                   CURRENCY
                                                   CONTRACTS FUTURES
                                                   --------- --------
           The U.S. Large Cap Value Series........     --    $108,242
           The DFA International Value Series*....   $402      58,270
           The Asia Pacific Small Company Series*.    341          --
           The Canadian Small Company Series*.....    114          --
           The Emerging Markets Series*...........    141      22,025
           The Emerging Markets Small Cap Series..     --      21,122

* The Series had derivative activity during the period but it did not have open forward currency contract positions at October 31, 2016.

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of October 31, 2016:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                                      ASSET DERIVATIVES VALUE
                                                    --------------------------
                                                      TOTAL VALUE
                                                           AT          EQUITY
                                                    OCTOBER 31, 2016 CONTRACTS*
                                                    ---------------- ----------
 The Emerging Markets Small Cap Series.............         289           289

                                                    LIABILITY DERIVATIVES VALUE
                                                    --------------------------
                                                      TOTAL VALUE
                                                           AT          EQUITY
                                                    OCTOBER 31, 2016 CONTRACTS*
                                                    ---------------- ----------
 The U.S. Large Cap Value Series...................      (3,872)       (3,872)
 The DFA International Value Series................        (852)         (852)
 The Emerging Markets Series.......................        (266)         (266)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions

Equity contracts            Net Realized Gain on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                                REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                              ---------------------------
                                                          FOREIGN
                                                         EXCHANGE   EQUITY
                                               TOTAL     CONTRACTS CONTRACTS
                                              -------    --------- ---------
     The U.S. Large Cap Value Series......... $21,037         --    $21,037
     The DFA International Value Series......   5,996      $   8      5,988
     The Japanese Small Company Series.......     (36)       (36)        --
     The Asia Pacific Small Company Series...     (18)       (18)        --
     The Continental Small Company Series....     682         (5)       687
     The Emerging Markets Series.............   5,748         (4)     5,752
     The Emerging Markets Small Cap Series...   3,939       (116)     4,055

                                                  CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                      DERIVATIVES
                                              ---------------------------
                                                          FOREIGN
                                                         EXCHANGE   EQUITY
                                               TOTAL     CONTRACTS CONTRACTS
                                              -------    --------- ---------
     The U.S. Large Cap Value Series......... $(3,872)        --    $(3,872)
     The DFA International Value Series......    (852)        --       (852)
     The Continental Small Company Series....      19         --         19
     The Emerging Markets Series.............    (266)        --       (266)
     The Emerging Markets Small Cap Series...     289         --        289

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                             WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                              AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                           INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                           ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series...........     0.87%       $53,510          3        $ 4        $56,418
The DFA International Value Series........     0.96%         6,426         14          2         40,666
The Japanese Small Company Series.........     1.06%         4,697         23          3         35,507
The Asia Pacific Small Company Series.....     1.07%           120         11         --            188
The United Kingdom Small Company Series...     1.02%         3,099         17          1         18,012
The Continental Small Company Series......     1.10%         8,539         14          4         33,487
The Canadian Small Company Series.........     1.12%         1,826          1         --          1,826
The Emerging Markets Series...............     1.06%        11,513         33         11         27,055
The Emerging Markets Small Cap Series.....     1.04%        16,966         30         16         92,715

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the year ended October 31, 2016.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                --------- -------- --------------------
The U.S. Large Cap Value Series......... $259,866  $167,106       $ 13,371
The DFA International Value Series......  100,986   137,382        (50,541)
The Japanese Small Company Series.......   42,370    46,367          3,752
The Asia Pacific Small Company Series...   29,585    29,869           (873)
The Continental Small Company Series....   36,654    49,457          1,095
The Canadian Small Company Series.......   29,808    29,863          1,183
The Emerging Markets Series.............    4,946     5,107           (252)
The Emerging Markets Small Cap Series...    4,788     6,157            876

J. SECURITIES LENDING:

   As of October 31, 2016, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. Government Agency Securities as follows (amounts in thousands):

                                                        MARKET  OVERINVESTED
                                                        VALUE       CASH
                                                       -------- ------------
    The U.S. Large Cap Value Series................... $631,247       --
    The DFA International Value Series................   21,237       --
    The Japanese Small Company Series.................    8,397       --
    The Asia Pacific Small Company Series.............   22,601       --
    The Continental Small Company Series..............    4,118       --
    The Canadian Small Company Series.................       --    $(529)
    The Emerging Markets Series.......................   88,488       --
    The Emerging Markets Small Cap Series.............  382,300       --

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                     AS OF OCTOBER 31, 2016
                                    ---------------------------------------------------------
                                    OVERNIGHT AND            BETWEEN
                                     CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                    ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
 Common Stocks, Rights/Warrants.... $820,651,306     --         --         --    $820,651,306
THE DFA INTERNATIONAL VALUE SERIES
 Common Stocks..................... $370,102,917     --         --         --    $370,102,917
THE JAPANESE SMALL COMPANY SERIES
 Common Stocks..................... $280,961,564     --         --         --    $280,961,564
THE ASIA PACIFIC SMALL COMPANY SERIES
 Common Stocks..................... $261,843,149     --         --         --    $261,843,149
THE UNITED KINGDOM SMALL COMPANY SERIES
 Common Stocks..................... $ 56,583,806     --         --         --    $ 56,583,806
THE CONTINENTAL SMALL COMPANY SERIES
 Common Stocks, Rights/Warrants.... $350,189,570     --         --         --    $350,189,570
THE CANADIAN SMALL COMPANY SERIES
 Common Stocks..................... $214,141,764     --         --         --    $214,141,764
THE EMERGING MARKETS SERIES
 Common Stocks..................... $143,647,490     --         --         --    $143,647,490
THE EMERGING MARKETS SMALL CAP SERIES
 Common Stocks..................... $648,630,910     --         --         --    $648,630,910

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE

COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                  Dimensional Emerging      MSCI Emerging Markets
                   Markets Value Fund       Index (net dividends)
                 --------------------       --------------------
 10/31/06               $10,000                    $10,000
 11/30/06                10,734                     10,743
 12/31/06                11,114                     11,227
 01/31/07                11,289                     11,108
 02/28/07                11,356                     11,043
 03/31/07                11,951                     11,481
 04/30/07                12,908                     12,025
 05/31/07                13,893                     12,609
 06/30/07                14,292                     13,200
 07/31/07                14,974                     13,897
 08/31/07                14,496                     13,601
 09/30/07                15,804                     15,103
 10/31/07                17,545                     16,788
 11/30/07                16,271                     15,597
 12/31/07                16,251                     15,652
 01/31/08                14,640                     13,699
 02/29/08                15,228                     14,710
 03/31/08                14,720                     13,932
 04/30/08                15,859                     15,062
 05/31/08                16,002                     15,342
 06/30/08                14,145                     13,811
 07/31/08                13,872                     13,290
 08/31/08                12,690                     12,229
 09/30/08                10,502                     10,089
 10/31/08                 7,244                      7,328
 11/30/08                 6,697                      6,776
 12/31/08                 7,524                      7,305
 01/31/09                 6,847                      6,833
 02/28/09                 6,266                      6,447
 03/31/09                 7,353                      7,374
 04/30/09                 8,800                      8,601
 05/31/09                10,786                     10,071
 06/30/09                10,654                      9,935
 07/31/09                12,089                     11,052
 08/31/09                12,184                     11,013
 09/30/09                13,312                     12,012
 10/31/09                12,999                     12,027
 11/30/09                13,833                     12,544
 12/31/09                14,524                     13,039
 01/31/10                13,702                     12,312
 02/28/10                13,813                     12,355
 03/31/10                15,031                     13,353
 04/30/10                15,133                     13,514
 05/31/10                13,554                     12,326
 06/30/10                13,640                     12,235
 07/31/10                14,908                     13,254
 08/31/10                14,641                     12,997
 09/30/10                16,405                     14,441
 10/31/10                16,971                     14,860
 11/30/10                16,428                     14,468
 12/31/10                17,799                     15,500
 01/31/11                17,244                     15,080
 02/28/11                16,965                     14,939
 03/31/11                17,944                     15,818
 04/30/11                18,590                     16,308
 05/31/11                17,887                     15,880
 06/30/11                17,523                     15,636
 07/31/11                17,384                     15,567
 08/31/11                15,625                     14,176
 09/30/11                12,826                     12,109
 10/31/11                14,516                     13,713
 11/30/11                13,785                     12,799
 12/31/11                13,295                     12,645
 01/31/12                15,145                     14,079
 02/29/12                16,069                     14,922
 03/31/12                15,384                     14,424
 04/30/12                14,889                     14,252
 05/31/12                13,244                     12,653
 06/30/12                13,847                     13,142
 07/31/12                13,765                     13,398
 08/31/12                13,961                     13,354
 09/30/12                14,863                     14,159
 10/31/12                14,675                     14,073
 11/30/12                14,843                     14,252
 12/31/12                15,930                     14,949
 01/31/13                16,192                     15,155
 02/28/13                15,927                     14,965
 03/31/13                15,796                     14,707
 04/30/13                15,938                     14,818
 05/31/13                15,489                     14,438
 06/30/13                14,189                     13,518
 07/31/13                14,470                     13,660
 08/31/13                14,169                     13,425
 09/30/13                15,219                     14,298
 10/31/13                15,913                     14,993
 11/30/13                15,537                     14,774
 12/31/13                15,386                     14,560
 01/31/14                14,317                     13,615
 02/28/14                14,638                     14,066
 03/31/14                15,295                     14,497
 04/30/14                15,401                     14,546
 05/31/14                16,032                     15,053
 06/30/14                16,456                     15,453
 07/31/14                16,772                     15,752
 08/31/14                17,150                     16,107
 09/30/14                15,753                     14,913
 10/31/14                15,739                     15,089
 11/30/14                15,483                     14,930
 12/31/14                14,769                     14,241
 01/31/15                14,652                     14,327
 02/28/15                15,179                     14,770
 03/31/15                14,758                     14,560
 04/30/15                16,226                     15,680
 05/31/15                15,509                     15,052
 06/30/15                15,022                     14,661
 07/31/15                13,824                     13,645
 08/31/15                12,573                     12,411
 09/30/15                12,157                     12,038
 10/31/15                12,914                     12,896
 11/30/15                12,416                     12,393
 12/31/15                12,046                     12,117
 01/31/16                11,375                     11,331
 02/29/16                11,446                     11,312
 03/31/16                13,139                     12,809
 04/30/16                13,494                     12,879
 05/31/16                12,624                     12,398
 06/30/16                13,318                     12,894
 07/31/16                14,160                     13,543           Past performance is not predictive of
 08/31/16                14,425                     13,879           future performance.
 09/30/16                14,632                     14,058           The returns shown do not reflect the
 10/31/16                14,954                     14,091           deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE        TEN            would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS      YEARS           redemption of fund shares.
         ------------------------------------------------------      MSCI data copyright MSCI 2016, all
                              15.80%      0.60%      4.11%           rights reserved.

--------------------------------------------------------------------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      MANAGEMENT DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
                                                ----------------------

         MSCI Emerging Markets Index...........         9.27%
         MSCI Emerging Markets Small Cap Index.         4.78%
         MSCI Emerging Markets Value Index.....         8.60%
         MSCI Emerging Markets Growth Index....         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benefitted from USD-denominated returns in emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------

              China........................     1.62%             1.54%
              Korea........................     5.56%             5.17%
              Taiwan.......................    14.56%            17.85%
              India........................     6.28%             3.99%
              South Africa.................    -0.92%             1.46%
              Brazil.......................    40.59%            70.69%
              Mexico.......................     8.65%            -4.51%
              Russia.......................    17.86%            18.61%
              Malaysia.....................     4.44%             6.95%
              Indonesia....................    26.13%            32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

DIMENSIONAL EMERGING MARKETS VALUE FUND
   The Dimensional Emerging Markets Value Fund is designed to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 15.80% for the Fund and 9.27% for the MSCI Emerging Markets Index (net dividends), the Fund's benchmark. As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Fund invests primarily in low relative price (value) stocks, while the benchmark is neutral with regard to value or growth stocks. The Fund's emphasis on the lowest relative price (deep value) stocks contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year, especially among small-caps. In addition, differences in country allocations contributed positively to the Fund's relative performance. The Fund held a lesser allocation to China, which underperformed, and a larger allocation to Brazil, which outperformed, in each case contributing positively to relative performance.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED OCTOBER 31, 2016
EXPENSE TABLES
                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/16  10/31/16    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,108.20    0.16%    $0.85
Hypothetical 5% Annual Return........... $1,000.00 $1,024.33    0.16%    $0.81

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              Consumer Discretionary.......................   9.5%
              Consumer Staples.............................   4.2%
              Energy.......................................  16.8%
              Financials...................................  29.6%
              Health Care..................................   0.5%
              Industrials..................................   9.2%
              Information Technology.......................   8.0%
              Materials....................................  15.2%
              Real Estate..................................   3.2%
              Telecommunication Services...................   2.0%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                     PERCENTAGE
                                          SHARES       VALUE++     OF NET ASSETS**
                                          ------       -------     ---------------
COMMON STOCKS -- (92.2%)
BRAZIL -- (6.2%)
    Banco do Brasil SA.................  11,814,302 $  108,408,805            0.7%
    BM&FBovespa SA - Bolsa de Valores
     Mercadorias e Futuros.............  13,256,844     78,079,156            0.5%
    Kroton Educacional SA..............  13,035,605     64,932,995            0.4%
*   Petroleo Brasileiro SA.............  12,763,637     74,534,522            0.5%
*   Petroleo Brasileiro SA Sponsored
     ADR...............................  22,735,012    265,317,590            1.6%
#   Vale SA Sponsored ADR..............  16,396,265    113,462,154            0.7%
    Other Securities...................                357,181,075            2.0%
                                                    --------------           -----
TOTAL BRAZIL...........................              1,061,916,297            6.4%
                                                    --------------           -----

CHILE -- (1.5%)
    Other Securities...................                256,066,436            1.5%
                                                    --------------           -----

CHINA -- (14.1%)
    Agricultural Bank of China, Ltd.
     Class H........................... 188,329,000     79,224,525            0.5%
    Bank of China, Ltd. Class H........ 535,573,817    240,000,782            1.5%
    China Construction Bank Corp.
     Class H........................... 692,941,101    506,017,971            3.1%
    China Petroleum & Chemical Corp.
     ADR...............................   1,158,578     83,904,204            0.5%
#   China Unicom Hong Kong, Ltd. ADR...   7,246,321     84,926,882            0.5%
    CNOOC, Ltd......................... 117,592,000    147,962,957            0.9%
    Industrial & Commercial Bank of
     China, Ltd. Class H............... 372,912,996    223,837,040            1.4%
    Other Securities...................              1,040,193,122            6.1%
                                                    --------------           -----
TOTAL CHINA............................              2,406,067,483           14.5%
                                                    --------------           -----

COLOMBIA -- (0.2%)
    Other Securities...................                 34,189,337            0.2%
                                                    --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities...................                 42,272,990            0.3%
                                                    --------------           -----

GREECE -- (0.0%)
    Other Securities...................                  7,063,890            0.0%
                                                    --------------           -----

HONG KONG -- (0.0%)
    Other Securities...................                    679,848            0.0%
                                                    --------------           -----

HUNGARY -- (0.6%)
    OTP Bank P.L.C.....................   2,918,488     81,788,121            0.5%
    Other Securities...................                 18,500,396            0.1%
                                                    --------------           -----
TOTAL HUNGARY..........................                100,288,517            0.6%
                                                    --------------           -----

INDIA -- (13.1%)
    Axis Bank, Ltd.....................  10,438,329     76,215,999            0.5%
    ICICI Bank, Ltd. Sponsored ADR.....  16,081,202    133,313,164            0.8%
    Reliance Industries, Ltd...........  19,870,744    312,234,750            1.9%
    Tata Motors, Ltd...................  15,010,621    119,339,370            0.7%
    Other Securities...................              1,597,583,381            9.5%
                                                    --------------           -----
TOTAL INDIA............................              2,238,686,664           13.4%
                                                    --------------           -----

INDONESIA -- (3.1%)
    Bank Mandiri Persero Tbk PT........  95,456,931     84,083,115            0.5%
    Other Securities...................                446,507,146            2.7%
                                                    --------------           -----
TOTAL INDONESIA........................                530,590,261            3.2%
                                                    --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                        PERCENTAGE
                                             SHARES       VALUE++     OF NET ASSETS**
                                             ------       -------     ---------------
MALAYSIA -- (3.4%)
    Other Securities......................             $  577,744,389            3.5%
                                                       --------------           -----

MEXICO -- (5.1%)
*   Cemex S.A.B. de C.V. Sponsored ADR....  13,493,350    117,122,279            0.7%
    Fomento Economico Mexicano S.A.B. de
     C.V. Sponsored ADR...................   1,633,336    156,261,255            0.9%
#   Grupo Financiero Banorte S.A.B. de
     C.V. Class O.........................  21,258,812    125,409,107            0.8%
    Grupo Mexico S.A.B. de C.V. Series B..  36,736,533     90,184,389            0.6%
    Other Securities......................                385,259,751            2.3%
                                                       --------------           -----
TOTAL MEXICO..............................                874,236,781            5.3%
                                                       --------------           -----

PHILIPPINES -- (1.1%)
    Other Securities......................                191,803,333            1.2%
                                                       --------------           -----

POLAND -- (1.5%)
#   Polski Koncern Naftowy Orlen SA.......   3,609,126     71,505,205            0.4%
    Other Securities......................                191,714,537            1.2%
                                                       --------------           -----
TOTAL POLAND..............................                263,219,742            1.6%
                                                       --------------           -----

RUSSIA -- (2.2%)
    Gazprom PJSC Sponsored ADR............  61,401,592    264,756,173            1.5%
    Lukoil PJSC Sponsored ADR.............   1,526,223     74,239,014            0.4%
    Other Securities......................                 29,810,325            0.3%
                                                       --------------           -----
TOTAL RUSSIA..............................                368,805,512            2.2%
                                                       --------------           -----

SOUTH AFRICA -- (7.1%)
    Barclays Africa Group, Ltd............   5,579,767     64,750,119            0.4%
    MTN Group, Ltd........................  10,762,518     92,959,482            0.6%
    Sasol, Ltd............................   3,802,484    105,005,545            0.6%
    Standard Bank Group, Ltd..............  16,569,484    175,889,757            1.1%
    Steinhoff International Holdings NV...  24,951,223    134,603,568            0.8%
    Other Securities......................                632,956,606            3.7%
                                                       --------------           -----
TOTAL SOUTH AFRICA........................              1,206,165,077            7.2%
                                                       --------------           -----

SOUTH KOREA -- (14.1%)
    Hana Financial Group, Inc.............   3,086,346     88,276,195            0.5%
    Hyundai Motor Co......................   1,517,445    185,263,981            1.1%
    KB Financial Group, Inc. ADR..........   3,020,559    111,700,272            0.7%
    Kia Motors Corp.......................   2,442,082     86,715,201            0.5%
#   LG Electronics, Inc...................   1,692,217     70,543,997            0.4%
    POSCO.................................     533,590    111,025,370            0.7%
    POSCO Sponsored ADR...................   1,449,591     75,306,252            0.5%
    Shinhan Financial Group Co., Ltd......   3,520,728    134,682,551            0.8%
    SK Innovation Co., Ltd................     752,489     99,053,339            0.6%
    Other Securities......................              1,442,859,087            8.6%
                                                       --------------           -----
TOTAL SOUTH KOREA.........................              2,405,426,245           14.4%
                                                       --------------           -----

TAIWAN -- (14.0%)
#   First Financial Holding Co., Ltd...... 144,043,234     75,453,806            0.5%
#   Fubon Financial Holding Co., Ltd......  92,306,471    130,605,137            0.8%
    Mega Financial Holding Co., Ltd....... 129,885,796     88,800,916            0.6%
#   Pegatron Corp.........................  24,483,998     65,929,943            0.4%
#   United Microelectronics Corp.......... 216,382,681     80,538,501            0.5%
    Other Securities......................              1,956,054,996           11.6%
                                                       --------------           -----
TOTAL TAIWAN..............................              2,397,383,299           14.4%
                                                       --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                       PERCENTAGE
                                            SHARES       VALUE++     OF NET ASSETS**
                                            ------       -------     ---------------
THAILAND -- (3.3%)
      PTT PCL............................ 21,629,500 $   213,838,331            1.3%
      Other Securities...................                349,702,709            2.1%
                                                     ---------------          ------
TOTAL THAILAND...........................                563,541,040            3.4%
                                                     ---------------          ------

TURKEY -- (1.4%)
      Other Securities...................                240,781,051            1.4%
                                                     ---------------          ------
TOTAL COMMON STOCKS......................             15,766,928,192           94.7%
                                                     ---------------          ------

PREFERRED STOCKS -- (4.3%)
BRAZIL -- (4.2%)
*     Petroleo Brasileiro SA............. 28,867,973     159,985,728            1.0%
#*    Petroleo Brasileiro SA Sponsored
       ADR............................... 22,867,709     252,916,862            1.5%
      Vale SA............................ 23,147,649     149,604,010            0.9%
#     Vale SA Sponsored ADR.............. 10,365,717      66,755,217            0.4%
      Other Securities...................                 90,363,373            0.5%
                                                     ---------------          ------
TOTAL BRAZIL.............................                719,625,190            4.3%
                                                     ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities...................                 14,779,867            0.1%
                                                     ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities...................                  1,768,449            0.0%
                                                     ---------------          ------
TOTAL PREFERRED STOCKS...................                736,173,506            4.4%
                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...................                     35,001            0.0%
                                                     ---------------          ------
INDIA -- (0.0%)
      Other Securities...................                    850,210            0.0%
                                                     ---------------          ------
SOUTH KOREA -- (0.0%)
      Other Securities...................                  1,582,912            0.0%
                                                     ---------------          ------
TOTAL RIGHTS/WARRANTS....................                  2,468,123            0.0%
                                                     ---------------          ------
TOTAL INVESTMENT SECURITIES..............             16,505,569,821
                                                     ---------------

                                                         VALUE+
                                                         ------
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@  DFA Short Term Investment Fund..... 51,188,093     592,348,611            3.6%
                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $18,135,039,268).................             $17,097,918,432          102.7%
                                                     ===============          ======

Summary of the Fund's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
 Brazil......................... $1,061,916,297              --   --    $ 1,061,916,297
 Chile..........................     68,522,696 $   187,543,740   --        256,066,436
 China..........................    222,507,491   2,183,559,992   --      2,406,067,483
 Colombia.......................     34,189,337              --   --         34,189,337

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 --------------  --------------- ------- ---------------
 Czech Republic.................             --  $    42,272,990   --    $    42,272,990
 Greece.........................             --        7,063,890   --          7,063,890
 Hong Kong......................             --          679,848   --            679,848
 Hungary........................             --      100,288,517   --        100,288,517
 India.......................... $  166,309,441    2,072,377,223   --      2,238,686,664
 Indonesia......................      5,419,169      525,171,092   --        530,590,261
 Malaysia.......................         13,467      577,730,922   --        577,744,389
 Mexico.........................    874,236,781               --   --        874,236,781
 Philippines....................             --      191,803,333   --        191,803,333
 Poland.........................             --      263,219,742   --        263,219,742
 Russia.........................     10,015,478      358,790,034   --        368,805,512
 South Africa...................    137,638,609    1,068,526,468   --      1,206,165,077
 South Korea....................    293,776,615    2,111,649,630   --      2,405,426,245
 Taiwan.........................     35,243,272    2,362,140,027   --      2,397,383,299
 Thailand.......................    563,411,706          129,334   --        563,541,040
 Turkey.........................             --      240,781,051   --        240,781,051
Preferred Stocks
 Brazil.........................    719,625,190               --   --        719,625,190
 Colombia.......................     14,779,867               --   --         14,779,867
 South Korea....................      1,768,449               --   --          1,768,449
Rights/Warrants
 Australia......................             --           35,001   --             35,001
 India..........................             --          850,210   --            850,210
 South Korea....................             --        1,582,912   --          1,582,912
Securities Lending Collateral...             --      592,348,611   --        592,348,611
Futures Contracts**.............       (394,528)              --   --           (394,528)
                                 --------------  ---------------   --    ---------------
TOTAL........................... $4,208,979,337  $12,888,544,567   --    $17,097,523,904
                                 ==============  ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $905,952 of securities on loan)*.... $16,505,570
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $592,251).......................................     592,349
Segregated Cash for Futures Contracts...............................       4,653
Foreign Currencies at Value.........................................     123,200
Cash................................................................       2,187
Receivables:
 Investment Securities Sold.........................................      21,989
 Dividends, Interest and Tax Reclaims...............................       1,885
 Securities Lending Income..........................................       2,395
 Futures Margin Variation...........................................          57
                                                                     -----------
     Total Assets...................................................  17,254,285
                                                                     -----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned...................................     592,234
 Due to Advisor.....................................................       1,406
 Line of Credit.....................................................      11,747
Accrued Expenses and Other Liabilities..............................       1,391
                                                                     -----------
     Total Liabilities..............................................     606,778
                                                                     -----------
NET ASSETS.......................................................... $16,647,507
                                                                     ===========
Investments at Cost................................................. $17,542,788
                                                                     ===========
Foreign Currencies at Cost.......................................... $   123,360
                                                                     ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

 INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $54,517............. $  400,123
  Interest........................................................         24
  Income from Securities Lending..................................     30,547
                                                                   ----------
      Total Investment Income.....................................    430,694
                                                                   ----------
 EXPENSES
  Investment Management Fees......................................     14,975
  Accounting & Transfer Agent Fees................................        818
  Custodian Fees..................................................      6,604
  Shareholders' Reports...........................................         63
  Directors'/Trustees' Fees & Expenses............................        103
  Professional Fees...............................................        590
  Other...........................................................        687
                                                                   ----------
      Total Expenses..............................................     23,840
                                                                   ----------
  Fees Paid Indirectly (Note C)...................................       (198)
                                                                   ----------
  Net Expenses....................................................     23,642
                                                                   ----------
  NET INVESTMENT INCOME (LOSS)....................................    407,052
                                                                   ----------
 REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...................................    (88,448)
    Futures.......................................................     11,480
    Foreign Currency Transactions.................................      3,671
    Forward Currency Contracts....................................         93
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................  1,983,912
    Futures.......................................................       (395)
    Translation of Foreign Currency Denominated Amounts...........         48
                                                                   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................  1,910,361
                                                                   ----------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.. $2,317,413
                                                                   ==========

----------
* Net of foreign capital gain taxes withheld of $145.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                           DIMENSIONAL EMERGING
                                                                            MARKETS VALUE FUND
                                                                         ------------------------
                                                                             YEAR         YEAR
                                                                            ENDED        ENDED
                                                                           OCT. 31,     OCT. 31,
                                                                             2016         2015
                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $   407,052  $   437,571
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................     (88,448)    (413,376)
    Futures.............................................................      11,480           --
    Foreign Currency Transactions.......................................       3,764       (7,896)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................   1,983,912   (3,319,869)
    Futures.............................................................        (395)          --
    Translation of Foreign Currency Denominated Amounts.................          48          108
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   2,317,413   (3,303,462)
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................   1,192,055    1,713,486
  Withdrawals...........................................................  (1,950,019)  (2,249,483)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............    (757,964)    (535,997)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................   1,559,449   (3,839,459)
NET ASSETS
  Beginning of Year.....................................................  15,088,058   18,927,517
                                                                         -----------  -----------
  End of Year........................................................... $16,647,507  $15,088,058
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $145 and $0, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                      DIMENSIONAL EMERGING MARKETS VALUE FUND
                                                         -----------------------------------------------------------------
                                                             YEAR         YEAR          YEAR          YEAR         YEAR
                                                            ENDED        ENDED         ENDED         ENDED        ENDED
                                                           OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                                                             2016         2015          2014          2013         2012
---------------------------------------------------------------------------------------------------------------------------
Total Return............................................       15.80%      (17.95)%       (1.09)%        8.43%        1.10%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $16,647,507  $15,088,058   $18,927,517   $19,427,286  $16,884,322
Ratio of Expenses to Average Net Assets.................        0.16%        0.15%         0.15%         0.16%        0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.16%        0.15%         0.15%         0.16%        0.20%
Ratio of Net Investment Income to Average Net Assets....        2.72%        2.54%         2.76%         2.32%        2.43%
Portfolio Turnover Rate.................................          12%          14%           12%            6%           8%
---------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2016, the Fund had significant transfers of securities with a total value of $995,531 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees & Expenses. At October 31, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $508 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund. For the year ended October 31, 2016, the Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the year ended October 31, 2016, expenses reduced were $198 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Fund transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   PURCHASES    SALES
                                                   ---------- ----------
        Dimensional Emerging Markets Value Fund... $1,868,316 $1,845,183

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                 NET UNREALIZED
                                           FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                              COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                           ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund... $18,135,039  $2,483,785  $(3,520,905)  $(1,037,120)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded.

Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the Fund had the following outstanding futures contracts (dollar amounts in thousands):

                                                                  UNREALIZED
                                    EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                   DESCRIPTION         DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ------------------- ---------- --------- -------- ---------- ----------
Dimensional
  Emerging
  Markets       MINI MSCI Emerging
  Value Fund...   Markets Index(R)   12/16/16     650    $29,364    $(395)     $4,653
                                                         -------    -----      ------
                                                         $29,364    $(395)     $4,653
                                                         =======    =====      ======

   Securities have been segregated as collateral for open futures contracts.

   3. FORWARD CURRENCY CONTRACTS: The Fund may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2016, the Fund had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016:

                                                      FORWARD
                                                     CURRENCY
                                                     CONTRACTS FUTURES
                                                     --------- -------
          Dimensional Emerging Markets Value Fund *.   $682    $50,910

* The Fund had derivative activity during the period but it did not have open forward positions at October 31, 2016.

   The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of October 31, 2016:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures
                                          Margin Variation

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                            LIABILITY DERIVATIVES VALUE
                                            --------------------------
                                              TOTAL VALUE
                                                   AT          EQUITY
                                            OCTOBER 31, 2016 CONTRACTS*
                                            ---------------- ----------
        Dimensional Emerging Markets Value
          Fund.............................      $(395)        $(395)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Fund's Statements of Operations of realized and change in unrealized gains and losses from the Fund's derivative instrument holdings through the year ended October 31, 2016:

            DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
            ---------------   --------------------------------------
            Equity contracts  Net Realized Gain (Loss) on: Futures
                              Change in Unrealized Appreciation
                                (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                                REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                              ----------------------------------------
                                                                              FORWARD
                                                              EQUITY         CURRENCY
                                               TOTAL         CONTRACTS       CONTRACTS
                                                 -------     ---------       ---------
     Dimensional Emerging Markets Value Fund. $11,573         $11,480           $93

                                              CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                 DERIVATIVES
                                              -----------------------------
                                                              EQUITY
                                               TOTAL         CONTRACTS
                                                 -------     ---------
     Dimensional Emerging Markets Value Fund. $  (395)        $  (395)

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                       AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                    INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     1.01%       $25,340         51        $39       $152,831

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that the Fund's available line of credit was utilized.

   At October 31, 2016, the Fund had loans outstanding in the amount of $11,747 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund did not utilize the interfund lending program during the year ended October 31, 2016.

H. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Portfolio pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/ trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Portfolio under Rule 17a-7 were as follows (amounts in thousands):

 PORTFOLIO                                PURCHASES SALES  REALIZED GAIN (LOSS)
 ---------                                --------- ------ --------------------
 Dimensional Emerging Markets Value Fund.   6,642   11,567        1,955

I. SECURITIES LENDING:

   As of October 31, 2016, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. Government Agency Securities with a market value of $421,691 (amounts in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                          AS OF OCTOBER 31, 2016
                                         ---------------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                         ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
 Common Stocks, Preferred Stocks........ $592,348,611     --         --         --    $592,348,611

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value
Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements, and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes, and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

       NAME, POSITION                                PORTFOLIOS WITHIN THE
       WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE            OVERSEEN           OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED TRUSTEES/DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      Since Inception        122 portfolios in 4    Leo Melamed Professor of Finance, The
Director of DFAIDG and                               investment companies   University of Chicago Booth School of Business.
DIG.
Trustee of DFAITC and
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------------
John P. Gould                 DFAIDG-Since 1986      122 portfolios in 4    Steven G. Rothmeier Professor and
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Distinguished Service Professor of Economics,
Trustee of DFAITC and DEM     DFAITC-Since 1992                             University of Chicago Booth School of Business
The University of Chicago     DEM-Since 1993                                (since 1965). Member and Chair, Competitive
Booth School of Business                                                    Markets Advisory Council, Chicago Mercantile
5807 S. Woodlawn Avenue                                                     Exchange (futures trading exchange) (since
Chicago, IL 60637                                                           2004). Trustee, Harbor Fund (registered
1939                                                                        investment company) (29 Portfolios) (since 1994).
                                                                            Formerly, Member of the Board of Milwaukee
                                                                            Insurance Company (1997-2010).
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAIDG-Since 1981      122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Partner, Zebra Capital Management, LLC (hedge
Yale School of Management     DEM-Since 1993                                fund and asset manager) (since 2001).
P.O. Box 208200                                                             Consultant to Morningstar Inc. (since 2006).
New Haven, CT 06520-8200                                                    Formerly, Director, BIRR Portfolio Analysis, Inc.
1943                                                                        (sofware Products) (1990-2010).
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear              DFAIDG-Since 2010      122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG    DIG-Since 2010         investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM     DFAITC-Since 2010                             Professor of Human Resources Management and
Stanford University Graduate  DEM-Since 2010                                Economics, Graduate School of Business,
School of Business                                                          Stanford University (since 1995). Cornerstone
434 Galvez Mall                                                             Research (expert testimony and economic and
Stanford, CA 94305                                                          financial analysis) (since 2009). Formerly,
1948                                                                        Chairman of the President George W. Bush's
                                                                            Council of Economic Advisors, State of California
                                                                            (2005-2006). Formerly, Commissioner, White
                                                                            House Panel on Tax Reform (2005)
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes              DFAIDG-Since 1981      122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund          DEM-Since 1993                                Stanford University (since 1981). Chairman,
Advisers, LP                                                                Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                                                          Platinum Grove Asset Management, L.P. (hedge
Building 1                                                                  fund) (formerly, Oak Hill Platinum Partners)
Austin, TX 78746                                                            (1999-2009). Formerly, Director, American
1941                                                                        Centruy Fund Complex (registered investment
                                                                            companies) (43 Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                DFAIDG-Since 2000      122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG    DIG-Since 2000         investment companies   Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM     DFAITC-Since 2000                             Booth School of Business (since 1980). Director,
The University of Chicago     DEM-Since 2000                                HNI Corporation (formerly known as HON
Booth School of Business                                                    Industries Inc.) (office furniture) (since 2000).
5807 S. Woodlawn Avenue                                                     Director, Ryder System Inc. (transportation,
Chicago, IL 60637                                                           logistics and supply-chain management) (since
1953                                                                        2003). Trustee, UBS Funds (4 investment
                                                                            companies within the fund complex) (33
                                                                            portfolios) (since 2009). Formerly, Co-Director
                                                                            Investment Research, Fundamental Investment
                                                                            Advisors (hedge fund) (2008-2011).

      NAME, POSITION                                PORTFOLIOS WITHIN THE
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE           OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,   DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief        DFAITC-Since 1992                            Officer (until 1/1/2010) of the following companies:
Executive Officer             DEM-Since 1993                               Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009- 2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and
                                                                           Co-Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President, and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief    DIG-Since 2009        investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-     DFAITC-Since 2009                            2014), Director/Trustee, and formerly, Chief
Chief Investment Officer      DEM-Since 2009                               Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice
                                                                           President of the DFA Entities and Dimensional
                                                                           Fund Advisors Canada ULC. Director and Chief
                                                                           Investment Officer (since December 2012) of
                                                                           Dimensional Japan Ltd.
--------------------------------------------------------------------------------------------------------------------------------

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            TERM OF OFFICE/1/
  NAME AND YEAR OF                           AND LENGTH OF
        BIRTH               POSITION            SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
-----------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1974                                                           Vice President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012).
-----------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong  Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (January 2011-January 2016).
-----------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
-----------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director
1955                                                           and Managing Director of Dimensional Fund
                                                               Advisors Ltd (since September 2013). Director of
                                                               Dimensional Funds plc and Dimensional Funds II
                                                               plc (since November 2013).
-----------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-
                                                               January 2014) and Research Associate (2006-
                                                               2011) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (April 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund
                                                               Advisors Pte. and Dimensional Hong Kong
                                                               Limited. Director, Vice President, Director and
                                                               Assistant Secretary of Dimensional Fund Advisors
                                                               Canada ULC.
-----------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
-----------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (December 2010-January 2012).
-----------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014)
                                                               for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
David K. Campbell      Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1966                                                           DC Relationship Manager for Dimensional Fund
                                                               Advisors LP (October 2010-January 2016).
-----------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015)
                                                               for Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October 2010-
                                                               December 2011).
-----------------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (June 2011-January 2015) for
                                                        Dimensional Fund Advisors LP; Sales Executive
                                                        for Vanguard (2004-June 2011).
-----------------------------------------------------------------------------------------------------------
James G. Charles     Vice President    Since 2011       Vice President of all the DFA Entities.
1956
-----------------------------------------------------------------------------------------------------------
Joseph H. Chi        Vice President    Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                    Portfolio Management (since March 2012) and
                                                        Senior Portfolio Manager (since January 2012) for
                                                        Dimensional Fund Advisors LP. Vice President of
                                                        Dimensional Fund Advisors Canada ULC (since
                                                        April 2016). Formerly, Portfolio Manager for
                                                        Dimensional Fund Advisors LP (October 2005 to
                                                        January 2012).
-----------------------------------------------------------------------------------------------------------
Pil Sun Choi         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Counsel for Dimensional Fund Advisors LP (April
                                                        2012-January 2014); Vice President and Counsel
                                                        for AllianceBernstein L.P. (2006-2012).
-----------------------------------------------------------------------------------------------------------
Stephen A. Clark     Vice President    Since 2004       Vice President of all the DFA Entities. Director
1972                                                    and Vice President of Dimensional Japan Ltd
                                                        (since February 2016). President and Director of
                                                        Dimensional Fund Advisors Canada ULC (since
                                                        February 2016), Vice President of DFA Australia
                                                        Limited (since April 2008) and Director (since Oct
                                                        2016). Director of Dimensional Advisors Ltd,
                                                        Dimensional Fund Advisors Pte. Ltd., and
                                                        Dimensional Hong Kong Limited, (since April
                                                        2016), Vice President of Dimensional Fund
                                                        Advisors Pte Ltd. (since June 2016), Head of
                                                        Global Institutional Services for Dimensional Fund
                                                        Advisors LP (since January 2014). Formerly, Vice
                                                        President of Dimensional Fund Advisors Canada
                                                        ULC (December 2010-February 2016); Head of
                                                        Institutional, North America (March 2012 to
                                                        December 2013) and Head of Portfolio
                                                        Management (January 2006 to March 2012) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Matthew B. Cobb      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (September 2011-March 2013); Vice President
                                                        at MullinTBG (2005-2011).
-----------------------------------------------------------------------------------------------------------
Rose C. Cooke        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (August 2010-March 2014).
-----------------------------------------------------------------------------------------------------------
Ryan Cooper          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (2003-March 2014).
-----------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell   Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (August 2002-January 2012).
-----------------------------------------------------------------------------------------------------------
Robert P. Cornell    Vice President    Since 2007       Vice President of all the DFA Entities.
1949
-----------------------------------------------------------------------------------------------------------
John W. Crill (Wes)  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                    Senior Associate, Research (January 2015-
                                                        January 2016); Associate, Research (January
                                                        2014-January 2015); Analyst, Research (July
                                                        2010-January 2014) for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------

                                             TERM OF OFFICE/1/
   NAME AND YEAR OF                           AND LENGTH OF
        BIRTH                POSITION            SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and     Since 2004       Vice President and Global Chief Compliance
1965                    Global Chief                            Officer of all the DFA Entities, DFA Australia
                        Compliance Officer                      Limited and Dimensional Fund Advisors Ltd. Chief
                                                                Compliance Officer and Chief Privacy Officer of
                                                                Dimensional Fund Advisors Canada ULC, Chief
                                                                Compliance Officer of Dimensional Fund Advisors
                                                                Pte. Ltd. Formerly, Vice President and Global
                                                                Chief Compliance Officer for Dimensional
                                                                SmartNest (US) LLC (October 2010-2014).
-------------------------------------------------------------------------------------------------------------------
John T. Curnutte        Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1980                                                            Manager, Research Systems (November 2012-
                                                                January 2016) for Dimensional Fund Advisors LP;
                                                                Assistant Vice President, Oaktree Capital
                                                                Management (April 2011-October 2012.
-------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                            Regional Director (July 2013-January 2015) for
                                                                Dimensional Fund Advisors LP; Relationship
                                                                Manager for Blackrock, Inc. (July 2011-July
                                                                2013);Vice President for Towers Watson
                                                                (formerly, WellsCanning) (June 2009-July 2011).
-------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President         Since 1999       Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President         Since 1994       Vice President of all the DFA Entities, DFA
1957                                                            Australia Limited and Dimensional Fund Advisors
                                                                Canada ULC.
-------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                            Regional Director (January 2012-January 2014)
                                                                and Senior Associate (August 2010-December
                                                                2011) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                            Regional Director (May 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Vice President,
                                                                Portfolio Specialist (January 2007-May 2011) for
                                                                Morgan Stanley Investment Management.
-------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1971                                                            Senior Associate, Research (November 2012-
                                                                January 2015) for Dimensional Fund Advisors LP;
                                                                Senior Consultant, NERA Economic Consulting,
                                                                New York (May 2010-November 2012).
-------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President         Since 2010       Vice President of all the DFA Entities. Chief Data
1972                                                            Officer for Dimensional Fund Advisors LP (since
                                                                January 2016).
-------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President         Since 2001       Vice President of all the DFA Entities.
1970
-------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                            Marketing for Dimensional Fund Advisors LP
                                                                (since February 2013). Formerly, Senior Manager
                                                                of Research and Marketing for Dimensional Fund
                                                                Advisors LP (June 2012-January 2013); Director
                                                                of Mutual Fund Analysis at Morningstar (January
                                                                2008-May 2012).
-------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                            Regional Director (May 2008-January 2015) for
                                                                Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                    Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Pte. Ltd. (since April 2013). Formerly, Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Ltd. (July 2008-March 2013).
-------------------------------------------------------------------------------------------------------------------

                                              TERM OF OFFICE/1/
  NAME AND YEAR OF                             AND LENGTH OF
       BIRTH                 POSITION             SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker   Vice President            Since 2004       Vice President of all the DFA Entities.
1971
--------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall        Vice President            Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                             Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) of
                                                                 Dimensional Fund Advisors LP. Vice President of
                                                                 Dimensional Fund Advisors Canada ULC (since
                                                                 April 2016). Formerly, Portfolio Manager of
                                                                 Dimensional Fund Advisors LP (September 2004-
                                                                 January 2012).
--------------------------------------------------------------------------------------------------------------------
Edward A. Foley       Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors
                                                                 LP (August 2011-January 2014); Senior Vice
                                                                 President of First Trust Advisors L.P. (2007-July
                                                                 2011).
--------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster   Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                             Senior Associate (May 2011-January 2015) for
                                                                 Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman     Vice President            Since 2009       Vice President of all the DFA Entities.
1970
--------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1970                                                             Vice President for Dimensional SmartNest (US)
                                                                 LLC (January 2012-November 2014); Senior Vice
                                                                 President for Morningstar (July 2004-July 2011).
--------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President            Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President            Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
--------------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President            Since 2000       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President            Since 2007       Vice President of all the DFA Entities.
1974
--------------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President            Since 2011       Vice President of all the DFA Entities. Senior
1975                                                             Trader for Dimensional Fund Advisors LP (since
                                                                 2012). Formerly, Senior Trader (2009-2012).
--------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP
                                                                 (January 2011-January 2014).
--------------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President            Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President            Since 2005       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President, Chief     Since 2016       Vice President, Chief Financial Officer, and
1958                  Financial Officer, and                     Treasurer of all the DFA Entities. Interim Chief
                      Treasurer                                  Financial Officer, interim Treasurer and Vice
                                                                 President of Dimensional Advisors Ltd.,
                                                                 Dimensional Hong Kong Limited, Dimensional
                                                                 Cayman Commodity Fund I Ltd., Dimensional
                                                                 Fund Advisors Canada ULC, Dimensional Fund
                                                                 Advisors Pte. Ltd, DFA Australia Ltd. Formerly,
                                                                 interim Chief Financial Officer and interim
                                                                 Treasurer (April 2016-September 2016), and
                                                                 Controller (August 2015-September 2016) of all
                                                                 the DFA Entities); Vice President of T. Rowe Price
                                                                 Group, Inc. and Director of Investment Treasury
                                                                 and Treasurer of the T. Rowe Price Funds (March
                                                                 2008-July 2015).
--------------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
   NAME AND YEAR OF                      AND LENGTH OF
        BIRTH              POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
Christine W. Ho         Vice President    Since 2004       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------
Michael C. Horvath      Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                       Managing Director, Co-Head Global Consultant
                                                           Relations at BlackRock (2004-2011).
--------------------------------------------------------------------------------------------------------------
Mark A. Hunter          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                       Senior Compliance Officer (November 2010-
                                                           January 2015) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Alan R. Hutchison       Vice President    Since 2016       Vice President of all the DFA Entities. Portfolio
1977                                                       Manager for Dimensional Fund Advisors LP
                                                           (January 2013-Present). Formerly, Investment
                                                           Associate for Dimensional Fund Advisors LP
                                                           (January 2010-January 2013).
--------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Regional Director for Dimensional Fund Advisors
                                                           LP (April 2006-January 2016).
--------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                       Manager, IT Service Management (October 2014-
                                                           January 2016); Manager, Managed DC Systems
                                                           (October 2005-October 2014) for Dimensional
                                                           Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President    Since 2004       Vice President of all the DFA Entities and
1973                                                       Dimensional Cayman Commodity Fund I Ltd.
--------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                       Manager of Sales and Marketing Systems
                                                           (January 2011-January 2014) for Dimensional
                                                           Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Stephen W. Jones        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                       Facilities Manager for Dimensional Fund Advisors
                                                           LP (October 2008-January 2012).
--------------------------------------------------------------------------------------------------------------
Scott P. Kaup           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                       Senior Manager, Investment Operations (January
                                                           2014-January 2015) and Investment Operations
                                                           Manager (May 2008-January 2014) for
                                                           Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
David M. Kavanaugh      Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                       Operations for Financial Advisor Services for
                                                           Dimensional Fund Advisors LP (since July 2014).
                                                           Formerly, Counsel of Dimensional Fund Advisors
                                                           LP (August 2011-January 2014); Associate at
                                                           Andrews Kurth LLP (2006-2011).
--------------------------------------------------------------------------------------------------------------
Patrick M. Keating      Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                       Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP and Dimensional Japan Ltd. Chief
                                                           Operating Officer and Director of Dimensional
                                                           Japan Ltd. Formerly, Vice President of DFA
                                                           Securities LLC, Dimensional Cayman Commodity
                                                           Fund I Ltd. and Dimensional Advisors Ltd (until
                                                           February 2015); Chief Operating Officer of
                                                           Dimensional Holdings Inc., DFA Securities LLC,
                                                           Dimensional Fund Advisors LP, Dimensional
                                                           Cayman Commodity Fund I Ltd., Dimensional
                                                           Advisors Ltd. and Dimensional Fund Advisors Pte.
                                                           Ltd. (until February 2015); Director, Vice
                                                           President, and Chief Privacy Officer of
                                                           Dimensional Fund Advisors Canada ULC (until
                                                           February 2015); Director of DFA Australia Limited,
                                                           Dimensional Fund Advisors Ltd. and Dimensional
                                                           Advisors Ltd. (until February 2015); and Director
                                                           and Vice President of Dimensional Hong Kong
                                                           Limited and Dimensional Fund Advisors Pte. Ltd.
                                                           (until February 2015).
--------------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (October 2004-January 2013).
-----------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                    Manager for Dimensional Fund Advisors LP
                                                        (since June 2004).
-----------------------------------------------------------------------------------------------------------
Arun C. Keswani      Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1975                                                    Portfolio Manager for Dimensional Fund Advisors
                                                        LP (January 2015-Present). Formerly, Portfolio
                                                        Manager (January 2013-January 2015) and
                                                        Investment Associate (October 2011-January
                                                        2013) for Dimensional Fund Advisors LP;
                                                        Investment Banking Associate at Morgan Stanley
                                                        (August 2010-September 2011).
-----------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors
                                                        LP (September 2012-January 2014); Vice
                                                        President and Global Creative Director at Morgan
                                                        Stanley (2007-2012); Visiting Assistant Professor,
                                                        Graduate Communications Design at Pratt
                                                        Institute (2004-2012).
-----------------------------------------------------------------------------------------------------------
Natalia Y. Knych     Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, RFP, Institutional (January 2015-
                                                        January 2016); Senior Associate, Institutional
                                                        (April 2007-January 2015) for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
-----------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors
                                                        LP (since January 2012). Formerly, Portfolio
                                                        Manager for Dimensional (April 2001-January
                                                        2012).
-----------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------
Michael F. Lane      Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                    Chief Executive Officer for Dimensional
                                                        SmartNest (US) LLC (July 2012-November 2014).
-----------------------------------------------------------------------------------------------------------
Francis R. Lao       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1969                                                    Vice President-Global Operations at Janus
                                                        Capital Group (2005-2011).
-----------------------------------------------------------------------------------------------------------
David F. LaRusso     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                    Senior Trader (January 2010-December 2012) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Juliet H. Lee        Vice President    Since 2005       Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------
Marlena I. Lee       Vice President    Since 2011       Vice President of all the DFA Entities.
1980
-----------------------------------------------------------------------------------------------------------
Paul A. Lehman       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (July 2013-January 2015) for
                                                        Dimensional Fund Advisors LP; Chief Investment
                                                        Officer (April 2005-April 2013) for First Citizens
                                                        Bancorporation.
-----------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
John B. Lessley      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (January 2008-January 2013).
----------------------------------------------------------------------------------------------------------
Joy L. Lopez         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Senior Tax Manager (February 2013-January
                                                        2015) for Dimensional Fund Advisors LP; Vice
                                                        President and Tax Manager, North America
                                                        (August 2006-April 2012) for Pacific Investment
                                                        Management Company.
----------------------------------------------------------------------------------------------------------
Apollo D. Lupescu    Vice President    Since 2009       Vice President of all the DFA Entities.
1969
----------------------------------------------------------------------------------------------------------
Timothy P. Luyet     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                    Senior Manager, Marketing Operations (January
                                                        2014-January 2015), Manager, Client Systems
                                                        (October 2011-January 2014) and RFP Manager
                                                        (April 2010-October 2011) for Dimensional Fund
                                                        Advisors LP.
----------------------------------------------------------------------------------------------------------
Peter Magnusson      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1969                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (January 2011-January 2014).
----------------------------------------------------------------------------------------------------------
Kenneth M. Manell    Vice President    Since 2010       Vice President of all the DFA Entities and
1972                                                    Dimensional Cayman Commodity Fund I Ltd.
----------------------------------------------------------------------------------------------------------
Aaron M. Marcus      Vice President    Since 2008       Vice President of all DFA Entities and Head of
1970                                                    Global Human Resources for Dimensional Fund
                                                        Advisors LP.
----------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1965                                                    Senior Compliance Officer (May 2012-January
                                                        2015) for Dimensional Fund Advisors LP; Chief
                                                        Compliance Officer (April 2010-April 2012) for Al
                                                        Frank Asset Management.
----------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1975                                                    Regional Director of Dimensional Fund Advisors
                                                        LP (January 2009-January 2014).
----------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1984                                                    Regional Director (January 2009-January 2014)
                                                        and Senior Associate (2011) for Dimensional
                                                        Fund Advisors LP.
----------------------------------------------------------------------------------------------------------
Francis L. McNamara  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1959                                                    Manager, Project Management Office for
                                                        Dimensional Fund Advisors LP (October 2006-
                                                        January 2016).
----------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1981                                                    Manager (since September 2011) for Dimensional
                                                        Fund Advisors LP. Formerly, Portfolio Manager
                                                        for Wells Capital Management (October 2004-
                                                        September 2011).
----------------------------------------------------------------------------------------------------------
Tracy R. Mitchell    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1974                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (September 2013-January 2016); Managing
                                                        Director, Client Services, Charles Schwab
                                                        (December 2009-August 2013).
----------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, Investment Systems (2011-January
                                                        2013) for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------

                                           TERM OF OFFICE/1/
 NAME AND YEAR OF                            AND LENGTH OF
       BIRTH              POSITION              SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and   Vice President since  Vice President and Secretary of all the DFA
1964                 Secretary            1997 and Secretary    Entities. Director, Vice President and Secretary of
                                          since 2000            DFA Australia Limited and Dimensional Fund
                                                                Advisors Ltd. (since February 2002, April 1997,
                                                                and May 2002, respectively). Vice President and
                                                                Secretary of Dimensional Fund Advisors Canada
                                                                ULC (since June 2003), Dimensional Cayman
                                                                Commodity Fund I Ltd., Dimensional Japan Ltd
                                                                (since February 2012), Dimensional Advisors Ltd
                                                                (since March 2012), Dimensional Fund Advisors
                                                                Pte. Ltd. (since June 2012). Director of
                                                                Dimensional Funds plc and Dimensional Funds II
                                                                plc (since 2002 and 2006, respectively). Director
                                                                of Dimensional Japan Ltd., Dimensional Advisors
                                                                Ltd., Dimensional Fund Advisors Pte. Ltd. and
                                                                Dimensional Hong Kong Limited (since August
                                                                2012 and July 2012). Formerly, Vice President
                                                                and Secretary of Dimensional SmartNest (US)
                                                                LLC (October 2010-November 2014).
--------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President       Since 2015            Vice President of all the DFA Entities. Formerly,
1977                                                            Regional Director (June 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Sales Executive
                                                                for Vanguard (July 2008-May 2011).
--------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President       Since 2011            Vice President of all the DFA Entities. Formerly,
1964                                                            Portfolio Manager for Dimensional Fund Advisors
                                                                LP (2008-2010).
--------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and   Since 2013            Vice President and Deputy Chief Compliance
1961                 Deputy Chief                               Officer of all the DFA Entities. Deputy Chief
                     Compliance Officer                         Compliance Officer of Dimensional Fund Advisors
                                                                LP (since December 2012). Formerly, Chief
                                                                Compliance Officer of Wellington Management
                                                                Company, LLP (2004-2011).
--------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President       Since 2010            Vice President of all the DFA Entities,
1974                                                            Dimensional Cayman Commodity Fund I Ltd., and
                                                                Dimensional Fund Advisors Canada ULC (since
                                                                April 2016). Deputy General Counsel, Funds
                                                                (since 2011).
--------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and   Vice President since  Vice President and Co-Chief Investment Officer of
1976                 Co-Chief Investment  2007 and Co-Chief     all the DFA Entities, Dimensional Fund Advisors
                     Officer              Investment Officer    Canada ULC, and Dimensional Japan Ltd.
                                          since 2014            Director of Dimensional Funds plc and
                                                                Dimensional Fund II plc.
--------------------------------------------------------------------------------------------------------------------
Randy C. Olson       Vice President       Since 2016            Vice President of all the DFA Entities. Formerly,
1980                                                            Senior Compliance Officer for Dimensional Fund
                                                                Advisors LP (July 2014-January 2016); Vice
                                                                President Regional Head of Investment
                                                                Compliance, Asia, PIMCO Asia Private Limited
                                                                (July 2012-July 2014); Country Compliance
                                                                Officer, Janus Capital, Singapore Private Limited
                                                                (May 2011-June 2012).
--------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President       Since 2009            Vice President of all the DFA Entities. Portfolio
1973                                                            Manager for Dimensional Fund Advisors LP
                                                                (since July 2005).
--------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President       Since 2010            Vice President of all the DFA Entities.
1978
--------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President       Since 2013            Vice President of all the DFA Entities. Formerly,
1977                                                            Regional Director for Dimensional Fund Advisors
                                                                LP (2012-January 2013); Senior Consultant (June
                                                                2011-December 2011) and Senior Investment
                                                                Analyst and Consultant (July 2008-June 2011) at
                                                                Hewitt EnnisKnupp.
--------------------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------
Mary T. Phillips     Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1981                                                    Portfolio Manager (January 2015-present).
                                                        Formerly, Portfolio Manager (April 2014-January
                                                        2015) and Investment Associate for Dimensional
                                                        Fund Advisors LP (July 2012-March 2014).
------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce    Vice President    Since 2015       Vice President of all the DFA Entities. Senior
1984                                                    Manager, Advisor Benchmarking (since January
                                                        2015) for Dimensional Fund Advisors LP.
                                                        Formerly, Manager, Advisor Benchmarking (April
                                                        2012-December 2014) for Dimensional Fund
                                                        Advisors LP; Senior Manager, Research and
                                                        Consulting (October 2010-April 2012) for Crain
                                                        Communications Inc.
------------------------------------------------------------------------------------------------------------
Olivian T. Pitis     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                    Regional Director (May 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Brian P. Pitre       Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
1976                                                    Dimensional Fund Advisors LP (since February
                                                        2015). Formerly, Chief Financial Officer and
                                                        General Counsel for Relentless (March 2014-
                                                        January 2015); Vice President of all the DFA
                                                        Entities (January 2013-March 2014); Counsel for
                                                        Dimensional Fund Advisors LP (January 2009-
                                                        March 2014).
------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President    Since 1993       Vice President of all the DFA Entities, DFA
1961                                                    Australia Limited, Dimensional Fund Advisors Ltd.
                                                        and Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President    Since 2011       Vice President of all the DFA Entities. Senior
1970                                                    Portfolio Manager for Dimensional Fund Advisors
                                                        LP (since January 2015). Formerly, Portfolio
                                                        Manager for Dimensional Fund Advisors LP
                                                        (2006-January 2015).
------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1967                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (January 2011-January 2014).
------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1969                                                    Planning and Analysis Manager for Dimensional
                                                        Fund Advisors LP (July 2007-January 2014).
------------------------------------------------------------------------------------------------------------
Cory T. Riedberger   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director (March 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1981                                                    Research Associate (June 2011-January 2012)
                                                        for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                    Senior Fund Accounting Manager (July 2013-
                                                        January 2015) for Dimensional Fund Advisors LP;
                                                        Senior Financial Consultant and Chief Accounting
                                                        Officer (July 2002-July 2013) for MFS Investment
                                                        Management.
------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Vice President for Dimensional SmartNest (US)
                                                        LLC (September 2010-November 2014).
------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for
                                                        Dimensional Fund Advisors LP (January 2012-
                                                        January 2014); Director of Human Resources at
                                                        Spansion, Inc. (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                     Manager Investment Analytics and Data (January
                                                         2014-January 2015), Senior Associate,
                                                         Investment Analytics and Data (January 2013-
                                                         January 2014), Associate, Investment Analytics
                                                         and Data (January 2012-January 2013), and
                                                         Investment Data Analyst (April 2010-January
                                                         2012) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Julie A. Saft         Vice President    Since 2010       Vice President of all the DFA Entities.
1959
-----------------------------------------------------------------------------------------------------------
Joel P. Schneider     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                     Manager (since 2013) for Dimensional Fund
                                                         Advisors LP. Formerly, Investment Associate
                                                         (April 2011-January 2013) for Dimensional Fund
                                                         Advisors LP.
-----------------------------------------------------------------------------------------------------------
Ashish Shrestha       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director (September 2009-January
                                                         2015) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Bruce A. Simmons      Vice President    Since 2009       Vice President of all the DFA Entities.
1965
-----------------------------------------------------------------------------------------------------------
Ted R. Simpson        Vice President    Since 2007       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------
Bhanu P. Singh        Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                     Portfolio Manager for Dimensional Fund Advisors
                                                         LP (since January 2015). Formerly, Portfolio
                                                         Manager (January 2012-January 2015) and
                                                         Investment Associate for Dimensional Fund
                                                         Advisors LP (August 2010-December 2011).
-----------------------------------------------------------------------------------------------------------
Bryce D. Skaff        Vice President    Since 2007       Vice President of all the DFA Entities.
1975
-----------------------------------------------------------------------------------------------------------
Lukas J. Smart        Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                     Manager of Dimensional Fund Advisors LP (since
                                                         January 2010).
-----------------------------------------------------------------------------------------------------------
Andrew D. Smith       Vice President    Since 2011       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------
Grady M. Smith        Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                     Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------
Matthew Snider        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (September 2011-January 2016); Sales
                                                         Executive, Vanguard (May 2008-August 2011).
-----------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President    Since 2004       Vice President of all the DFA Entities.
1947
-----------------------------------------------------------------------------------------------------------
Charlene L. St. John  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1965                                                     Senior Manager for Dimensional Fund Advisors
                                                         LP (September 2014-January 2016); Vice
                                                         President of Marketing, Forward Management/
                                                         Salient (January 2008-February 2014).
-----------------------------------------------------------------------------------------------------------
Brent M. Stone        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                     Project Manager (September 2012-December
                                                         2015) and Manager, Corporate Systems for
                                                         Dimensional Fund Advisors LP (January 2011-
                                                         September 2012).
-----------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (April 2010-January 2013).
-----------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data (2012-
                                                         January 2013) and Research Assistant (2002-
                                                         2011) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
James J. Taylor       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                     Accounting Manager for Dimensional Fund
                                                         Advisors LP (November 2009-January 2016).
-----------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) for
                                                         Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (January 2008-January 2012).
-----------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-----------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015)
                                                         for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA
1966                                                     Australia Limited, Dimensional Fund Advisors
                                                         Ltd., and Dimensional Fund Advisors Canada
                                                         ULC.
-----------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (September 2008-January 2014).
-----------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP
                                                         (since 2004).
-----------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015)
                                                         for Dimensional Fund Advisors LP; Director of
                                                         Marketing and Investor Relations for Treaty Oak
                                                         Capital Management (July 2011-October 2011);
                                                         Vice President for Rockspring Capital (October
                                                         2010-July 2011).
-----------------------------------------------------------------------------------------------------------
Griffin S. Watkins    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1985                                                     Regional Director (January 2014-January 2016)
                                                         and Senior Associate (January 2011-December
                                                         2013).for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Timothy P. Wei        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1968                                                     Counsel for Dimensional Fund Advisors LP (July
                                                         2014-January 2016); Assistant General Counsel,
                                                         Teacher Retirement System of Texas (October
                                                         2008-June 2014).
-----------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
-----------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
-----------------------------------------------------------------------------------------------------------
Kristina M. Williams  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1975                                                     Client Service Supervisor for Dowling & Yahnke
                                                         (July 2014-January 2016); Head of Operations for
                                                         The Elements Financial Group (January
                                                         2013-June 2014); Head of Operations for
                                                         Vericimetry Advisors LLC (July 2011-December
                                                         2012).
-----------------------------------------------------------------------------------------------------------
Jeremy J. Willis      Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Manager, Client Systems for Dimensional Fund
                                                         Advisors LP (May 2012-January 2016); Vice
                                                         President, Implementations, Citigroup (August
                                                         2006-October 2011).
-----------------------------------------------------------------------------------------------------------

                                   TERM OF OFFICE/1/
NAME AND YEAR OF                    AND LENGTH OF
      BIRTH           POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
Stacey E. Winning  Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                  Global Recruiting and Development (since June
                                                      2014) for Dimensional Fund Advisors LP.
                                                      Formerly, Senior Manager, Recruiting (December
                                                      2012-June 2014) for Dimensional Fund Advisors
                                                      LP; Co-Head of Global Recruiting (May 2009-
                                                      November 2012) for Two Sigma Investments.
--------------------------------------------------------------------------------------------------------
Cecelia K. Wong    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1981                                                  Client Service Manager for Dimensional Fund
                                                      Advisors LP (June 2005-January 2016).
--------------------------------------------------------------------------------------------------------
Craig A. Wright    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                  Accounting Manager for Dimensional Fund
                                                      Advisors LP (November 2011-January 2016);
                                                      Senior Associate, PricewaterhouseCoopers LP
                                                      (July 2009-November 2011).
--------------------------------------------------------------------------------------------------------
Joseph L. Young    Vice President    Since 2011       Vice President of all the DFA Entities.
1978
--------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with and October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2015 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                                  QUALIFYING
                                                                                                                     FOR
                                           NET                                                                    CORPORATE
                                       INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            DIVIDENDS
                                         INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION(1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
Enhanced U.S. Large Company
 Portfolio...........................       10%          24%           66%        --        --          100%          --
US Large Cap Equity Portfolio........      100%          --            --         --        --          100%         100%
U.S. Large Cap Value Portfolio.......       36%          --            64%        --        --          100%         100%
U.S. Targeted Value Portfolio........       24%           3%           73%        --        --          100%         100%
U.S. Small Cap Value Portfolio.......       20%          --            80%        --        --          100%         100%
U.S. Core Equity 1 Portfolio.........       62%          --            38%        --        --          100%         100%
U.S. Core Equity 2 Portfolio.........       49%          --            51%        --        --          100%         100%
U.S. Vector Equity Portfolio.........       33%          --            67%        --        --          100%         100%
U.S. Small Cap Portfolio.............       21%          --            79%        --        --          100%         100%
U.S. Micro Cap Portfolio.............       14%          --            86%        --        --          100%         100%
DFA Real Estate Securities
 Portfolio...........................      100%          --            --         --        --          100%         100%
Large Cap International Portfolio....      100%          --            --         --        --          100%         100%
International Core Equity Portfolio..      100%          --            --         --        --          100%         100%
International Small Company
 Portfolio...........................       57%          --            43%        --        --          100%         100%
Japanese Small Company
 Portfolio...........................      100%          --            --         --        --          100%         100%
Asia Pacific Small Company
 Portfolio...........................      100%          --            --         --        --          100%         100%
United Kingdom Small Company
 Portfolio...........................       46%          --            54%        --        --          100%         100%
Continental Small Company
 Portfolio...........................      100%          --            --         --        --          100%         100%
DFA International Real Estate
 Securities Portfolio................      100%          --            --         --        --          100%         100%
DFA Global Real Estate Securities
 Portfolio...........................      100%          --            --         --        --          100%         100%
DFA International Small Cap Value
 Portfolio...........................       66%          --            34%        --        --          100%         100%
International Vector Equity
 Portfolio...........................       89%          --            11%        --        --          100%         100%
World ex U.S. Value Portfolio........      100%          --            --         --        --          100%         100%
World ex U.S. Targeted Value
 Portfolio**.........................      100%          --            --         --        --          100%         100%

                                                                                            QUALIFYING
                                                                                              SHORT-
                                      QUALIFYING    U.S.      FOREIGN   FOREIGN  QUALIFYING    TERM
                                       DIVIDEND  GOVERNMENT     TAX     SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.  INCOME(2)  INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)   GAIN(7)
------------------------------------  ---------- ----------- --------- --------- ---------- ----------
Enhanced U.S. Large Company
 Portfolio...........................     --         12%        --         --       100%       100%
US Large Cap Equity Portfolio........    100%        --         --         --       100%       100%
U.S. Large Cap Value Portfolio.......    100%        --         --         --       100%       100%
U.S. Targeted Value Portfolio........    100%        --         --         --       100%       100%
U.S. Small Cap Value Portfolio.......    100%        --         --         --       100%       100%
U.S. Core Equity 1 Portfolio.........    100%        --         --         --       100%       100%
U.S. Core Equity 2 Portfolio.........    100%        --         --         --       100%       100%
U.S. Vector Equity Portfolio.........    100%        --         --         --       100%       100%
U.S. Small Cap Portfolio.............    100%        --         --         --       100%       100%
U.S. Micro Cap Portfolio.............    100%        --         --         --       100%       100%
DFA Real Estate Securities
 Portfolio...........................    100%        --         --         --       100%       100%
Large Cap International Portfolio....    100%        --          6%       100%      100%       100%
International Core Equity Portfolio..    100%        --          6%       100%      100%       100%
International Small Company
 Portfolio...........................    100%        --          6%       100%      100%       100%
Japanese Small Company
 Portfolio...........................    100%        --          9%       100%      100%       100%
Asia Pacific Small Company
 Portfolio...........................    100%        --          2%       100%      100%       100%
United Kingdom Small Company
 Portfolio...........................    100%        --         --        100%      100%       100%
Continental Small Company
 Portfolio...........................    100%        --         10%       100%      100%       100%
DFA International Real Estate
 Securities Portfolio................    100%        --          2%       100%      100%       100%
DFA Global Real Estate Securities
 Portfolio...........................    100%        --         --         --       100%       100%
DFA International Small Cap Value
 Portfolio...........................    100%        --          6%       100%      100%       100%
International Vector Equity
 Portfolio...........................    100%        --          5%       100%      100%       100%
World ex U.S. Value Portfolio........    100%        --          5%       100%      100%       100%
World ex U.S. Targeted Value
 Portfolio**.........................    100%        --          9%       100%      100%       100%

                                                                                                                   QUALIFYING
                                                                                                                      FOR
                                            NET                                                                    CORPORATE
                                        INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            DIVIDENDS
                                          INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.   DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION(1)
------------------------------------   ------------- ------------- ------------- ------- ---------- ------------- ------------
World ex U.S. Core Equity
 Portfolio**..........................      100%          --            --         --        --          100%         100%
World Core Equity Portfolio (formerly
 Dimensional Retirement Equity
 Fund II).............................       98%          --             2%        --        --          100%         100%
Selectively Hedged Global Equity
 Portfolio............................       88%           2%           10%        --        --          100%         100%
Emerging Markets Portfolio............      100%          --            --         --        --          100%         100%
Emerging Markets Small Cap
 Portfolio............................       75%          --            25%        --        --          100%         100%
Emerging Markets Value Portfolio......      100%          --            --         --        --          100%         100%
Emerging Markets Core Equity
 Portfolio............................      100%          --            --         --        --          100%         100%
DFA Commodity Strategy
 Portfolio............................       97%           1%            2%        --        --          100%         100%
Dimensional Investment Group
 Inc..................................      100%          --            --         --        --          100%         100%
DFA International Value Portfolio.....       72%          --            28%        --        --          100%         100%
U.S. Large Company Portfolio..........       10%          24%           66%        --        --          100%           0%

                                                                                             QUALIFYING
                                                                                               SHORT-
                                       QUALIFYING    U.S.      FOREIGN   FOREIGN  QUALIFYING    TERM
                                        DIVIDEND  GOVERNMENT     TAX     SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.   INCOME(2)  INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)   GAIN(7)
------------------------------------   ---------- ----------- --------- --------- ---------- ----------
World ex U.S. Core Equity
 Portfolio**..........................    100%        --          6%       100%      100%       100%
World Core Equity Portfolio (formerly
 Dimensional Retirement Equity
 Fund II).............................    100%        --          4%        54%      100%       100%
Selectively Hedged Global Equity
 Portfolio............................    100%        --          3%        53%      100%       100%
Emerging Markets Portfolio............    100%        --          7%       100%      100%       100%
Emerging Markets Small Cap
 Portfolio............................    100%        --          3%       100%      100%       100%
Emerging Markets Value Portfolio......    100%        --          7%       100%      100%       100%
Emerging Markets Core Equity
 Portfolio............................    100%        --          6%       100%      100%       100%
DFA Commodity Strategy
 Portfolio............................    100%        24%        --         --       100%       100%
Dimensional Investment Group
 Inc..................................    100%        --          5%       100%      100%       100%
DFA International Value Portfolio.....    100%        --         --         --       100%       100%
U.S. Large Company Portfolio..........      0%        12%        --         --       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-001A
                                                                     00185755

[LOGO]

ANNUAL REPORT
year ended: October 31, 2016

Dimensional Investment Group Inc.
U.S. Large Cap Value Portfolio II
DFA International Value Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/ Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                    PAGE
                                                                    ----
        LETTER TO SHAREHOLDERS
        DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................   1
        DIMENSIONAL INVESTMENT GROUP INC.
           Performance Charts......................................   2
           Management's Discussion and Analysis....................   3
           Disclosure of Fund Expenses.............................   6
           Disclosure of Portfolio Holdings........................   8
           Schedules of Investments
               U.S. Large Cap Value Portfolio II...................   9
               DFA International Value Portfolio II................   9
           Statements of Assets and Liabilities....................  10
           Statements of Operations................................  11
           Statements of Changes in Net Assets.....................  12
           Financial Highlights....................................  13
           Notes to Financial Statements...........................  14
           Report of Independent Registered Public Accounting Firm.  20
           Section 19(a) Notice....................................  21
        THE DFA INVESTMENT TRUST COMPANY
           Performance Charts......................................  22
           Management's Discussion and Analysis....................  23
           Disclosure of Fund Expenses.............................  25
           Disclosure of Portfolio Holdings........................  26
           Summary Schedules of Portfolio Holdings
               The U.S. Large Cap Value Series.....................  27
               The DFA International Value Series..................  30
           Statements of Assets and Liabilities....................  34
           Statements of Operations................................  35
           Statements of Changes in Net Assets.....................  36
           Financial Highlights....................................  37
           Notes to Financial Statements...........................  38
           Report of Independent Registered Public Accounting Firm.  47
        FUND MANAGEMENT............................................  48
        VOTING PROXIES ON FUND PORTFOLIO SECURITIES................  63
        NOTICE TO SHAREHOLDERS.....................................  64

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO II VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

            U.S. Large Cap Value Portfolio II      Russell 1000/R/ Value Index
            ---------------------------------      ----------------------------
10/31/2006              $10,000                              $10,000
11/30/2006               10,193                               10,228
12/31/2006               10,397                               10,458
 1/31/2007               10,701                               10,592
 2/28/2007               10,538                               10,427
 3/31/2007               10,613                               10,588
 4/30/2007               11,063                               10,979
 5/31/2007               11,517                               11,375
 6/30/2007               11,331                               11,109
 7/31/2007               10,628                               10,595
 8/31/2007               10,424                               10,714
 9/30/2007               10,696                               11,082
10/31/2007               10,758                               11,083
11/30/2007               10,158                               10,542
12/31/2007               10,121                               10,440
 1/31/2008                9,734                               10,022
 2/29/2008                9,437                                9,602
 3/31/2008                9,346                                9,530
 4/30/2008                9,937                                9,994
 5/31/2008               10,174                                9,978
 6/30/2008                9,057                                9,023
 7/31/2008                8,957                                8,991
 8/31/2008                9,133                                9,144
 9/30/2008                8,314                                8,472
10/31/2008                6,441                                7,005
11/30/2008                5,810                                6,503
12/31/2008                5,997                                6,593
 1/31/2009                5,282                                5,835
 2/28/2009                4,540                                5,055
 3/31/2009                4,989                                5,488
 4/30/2009                5,800                                6,076
 5/31/2009                6,249                                6,452
 6/30/2009                6,169                                6,404
 7/31/2009                6,752                                6,928
 8/31/2009                7,210                                7,290
 9/30/2009                7,526                                7,572
10/31/2009                7,200                                7,340
11/30/2009                7,602                                7,754
12/31/2009                7,818                                7,891
 1/31/2010                7,635                                7,669
 2/28/2010                7,962                                7,911
 3/31/2010                8,581                                8,426
 4/30/2010                8,851                                8,645
 5/31/2010                8,098                                7,934
 6/30/2010                7,481                                7,487
 7/31/2010                8,072                                7,994
 8/31/2010                7,577                                7,652
 9/30/2010                8,328                                8,246
10/31/2010                8,631                                8,493
11/30/2010                8,562                                8,448
12/31/2010                9,398                                9,115
 1/31/2011                9,702                                9,321
 2/28/2011               10,223                                9,665
 3/31/2011               10,272                                9,703
 4/30/2011               10,528                                9,962
 5/31/2011               10,380                                9,856
 6/30/2011               10,203                                9,654
 7/31/2011                9,728                                9,334
 8/31/2011                8,907                                8,752
 9/30/2011                8,009                                8,090
10/31/2011                9,122                                9,016
11/30/2011                9,042                                8,970
12/31/2011                9,112                                9,151
 1/31/2012                9,563                                9,497
 2/29/2012               10,113                                9,875
 3/31/2012               10,307                               10,168
 4/30/2012               10,096                               10,064
 5/31/2012                9,373                                9,474
 6/30/2012                9,878                                9,945
 7/31/2012                9,979                               10,047
 8/31/2012               10,373                               10,266
 9/30/2012               10,756                               10,591
10/31/2012               10,777                               10,539
11/30/2012               10,807                               10,535
12/31/2012               11,136                               10,753
 1/31/2013               11,903                               11,452
 2/28/2013               12,057                               11,616
 3/31/2013               12,640                               12,076
 4/30/2013               12,773                               12,259
 5/31/2013               13,297                               12,573
 6/30/2013               13,148                               12,463
 7/31/2013               13,931                               13,135
 8/31/2013               13,519                               12,637
 9/30/2013               13,920                               12,954
10/31/2013               14,624                               13,521
11/30/2013               15,234                               13,898
12/31/2013               15,638                               14,250
 1/31/2014               15,025                               13,744
 2/28/2014               15,534                               14,338
 3/31/2014               15,892                               14,681
 4/30/2014               15,997                               14,820
 5/31/2014               16,352                               15,037
 6/30/2014               16,791                               15,430
 7/31/2014               16,676                               15,167
 8/31/2014               17,200                               15,725
 9/30/2014               16,778                               15,400
10/31/2014               16,904                               15,746
11/30/2014               17,104                               16,069
12/31/2014               17,238                               16,167
 1/31/2015               16,379                               15,521
 2/28/2015               17,535                               16,272
 3/31/2015               17,204                               16,050
 4/30/2015               17,556                               16,200
 5/31/2015               17,747                               16,395
 6/30/2015               17,465                               16,068
 7/31/2015               17,411                               16,138
 8/31/2015               16,362                               15,177
 9/30/2015               15,836                               14,719
10/31/2015               17,129                               15,830
11/30/2015               17,193                               15,890
12/31/2015               16,650                               15,548
 1/31/2016               15,522                               14,745
 2/28/2016               15,543                               14,741
 3/31/2016               16,679                               15,803
 4/30/2016               17,127                               16,135
 5/31/2016               17,357                               16,386
 6/30/2016               17,345                               16,527
 7/31/2016               17,939                               17,007
 8/31/2016               18,147                               17,138
 9/30/2016               18,239                               17,103
10/31/2016               17,930                               16,838







                                                                                   Past performance is not predictive of
                                                                                   future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                  redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS                 Russell data copyright (C) Russell
           ---------------------------------------------------------------         Investment Group 1995-2016, all rights
                                  4.68%        14.47%        6.01%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO II VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                      [CHART]

                   DFA International              MSCI World ex USA Index
                  Value Portfolio II                  (net dividends)
                 --------------------            -------------------------
   10/31/2006           $10,000                          $10,000
   11/30/2006            10,333                           10,298
   12/31/2006            10,733                           10,593
    1/31/2007            10,937                           10,658
    2/28/2007            10,927                           10,743
    3/31/2007            11,277                           11,018
    4/30/2007            11,847                           11,520
    5/31/2007            12,251                           11,775
    6/30/2007            12,166                           11,787
    7/31/2007            11,825                           11,624
    8/31/2007            11,693                           11,456
    9/30/2007            12,303                           12,107
   10/31/2007            12,900                           12,633
   11/30/2007            12,119                           12,139
   12/31/2007            11,857                           11,911
    1/31/2008            10,894                           10,837
    2/29/2008            10,757                           11,033
    3/31/2008            10,883                           10,876
    4/30/2008            11,368                           11,480
    5/31/2008            11,373                           11,655
    6/30/2008            10,250                           10,748
    7/31/2008             9,959                           10,366
    8/31/2008             9,543                            9,965
    9/30/2008             8,425                            8,526
   10/31/2008             6,310                            6,753
   11/30/2008             5,924                            6,386
   12/31/2008             6,378                            6,723
    1/31/2009             5,486                            6,096
    2/28/2009             4,810                            5,479
    3/31/2009             5,336                            5,840
    4/30/2009             6,325                            6,593
    5/31/2009             7,260                            7,427
    6/30/2009             7,154                            7,350
    7/31/2009             8,007                            8,040
    8/31/2009             8,462                            8,425
    9/30/2009             8,900                            8,773
   10/31/2009             8,541                            8,632
   11/30/2009             8,789                            8,845
   12/31/2009             8,899                            8,986
    1/31/2010             8,381                            8,565
    2/28/2010             8,409                            8,557
    3/31/2010             9,077                            9,107
    4/30/2010             8,923                            8,972
    5/31/2010             7,871                            7,982
    6/30/2010             7,728                            7,866
    7/31/2010             8,697                            8,593
    8/31/2010             8,270                            8,336
    9/30/2010             9,167                            9,136
   10/31/2010             9,483                            9,462
   11/30/2010             9,010                            9,061
   12/31/2010             9,845                            9,790
    1/31/2011            10,273                           10,001
    2/28/2011            10,608                           10,372
    3/31/2011            10,319                           10,164
    4/30/2011            10,871                           10,718
    5/31/2011            10,473                           10,400
    6/30/2011            10,330                           10,252
    7/31/2011            10,002                           10,083
    8/31/2011             8,927                            9,231
    9/30/2011             7,958                            8,304
   10/31/2011             8,712                            9,111
   11/30/2011             8,429                            8,690
   12/31/2011             8,194                            8,595
    1/31/2012             8,748                            9,059
    2/29/2012             9,202                            9,557
    3/31/2012             9,136                            9,487
    4/30/2012             8,817                            9,326
    5/31/2012             7,723                            8,262
    6/30/2012             8,261                            8,804
    7/31/2012             8,227                            8,913
    8/31/2012             8,570                            9,168
    9/30/2012             8,876                            9,446
   10/31/2012             8,997                            9,512
   11/30/2012             9,135                            9,712
   12/31/2012             9,570                           10,006
    1/31/2013            10,020                           10,498
    2/28/2013             9,720                           10,393
    3/31/2013             9,756                           10,476
    4/30/2013            10,244                           10,953
    5/31/2013            10,113                           10,708
    6/30/2013             9,759                           10,307
    7/31/2013            10,429                           10,855
    8/31/2013            10,353                           10,715
    9/30/2013            11,132                           11,472
   10/31/2013            11,516                           11,857
   11/30/2013            11,555                           11,930
   12/31/2013            11,805                           12,110
    1/31/2014            11,379                           11,621
    2/28/2014            12,028                           12,255
    3/31/2014            11,936                           12,200
    4/30/2014            12,142                           12,392
    5/31/2014            12,286                           12,584
    6/30/2014            12,429                           12,763
    7/31/2014            12,156                           12,536
    8/31/2014            12,156                           12,546
    9/30/2014            11,627                           12,030
   10/31/2014            11,416                           11,839
   11/30/2014            11,437                           11,985
   12/31/2014            11,006                           11,586
    1/31/2015            10,941                           11,545
    2/28/2015            11,723                           12,235
    3/31/2015            11,462                           12,030
    4/30/2015            12,092                           12,551
    5/31/2015            12,092                           12,442
    6/30/2015            11,754                           12,089
    7/31/2015            11,643                           12,280
    8/31/2015            10,782                           11,386
    9/30/2015            10,039                           10,811
   10/31/2015            10,816                           11,624
   11/30/2015            10,660                           11,439
   12/31/2015            10,333                           11,234
    1/31/2016             9,524                           10,461
    2/28/2016             9,224                           10,315
    3/31/2016             9,916                           11,015
    4/30/2016            10,403                           11,369
    5/31/2016            10,194                           11,241
    6/30/2016             9,822                           10,899
    7/31/2016            10,271                           11,435
    8/31/2016            10,532                           11,446
    9/30/2016            10,649                           11,585
   10/31/2016            10,840                           11,360








                                                                              Past performance is not predictive of
                                                                              future performance.
                                                                              The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  0.22%       4.47%       0.81%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.24%
              Russell Microcap(R) Index (micro-cap stocks). 1.54%
              Russell 2000(R) Index (small-cap stocks)..... 4.11%
              Russell 1000(R) Index (large-cap stocks)..... 4.26%
              Dow Jones U.S. Select REIT Index /SM/........ 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)...  8.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). -0.49%
         Russell 1000(R) Value Index (large-cap value stocks)...  6.37%
         Russell 1000(R) Growth Index (large-cap growth stocks).  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

U.S. LARGE CAP VALUE PORTFOLIO II

   The U.S. Large Cap Value Portfolio II is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.68% for the Portfolio and 6.37% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had a larger allocation than the benchmark to lower relative price stocks, which detracted from the Portfolio's performance relative to the benchmark as the lowest relative price quartile underperformed. The Master Fund's exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as REITs and utilities outperformed most other sectors during the period.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------
                                              RETURN IN U.S. DOLLARS
                                              ----------------------
           MSCI World ex USA Index...........         -2.27%
           MSCI World ex USA Small Cap Index.          3.96%
           MSCI World ex USA Value Index.....         -2.07%
           MSCI World ex USA Growth Index....         -2.58%

   During the period, the Performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    -10.14%             3.19%
                  United Kingdom....................     13.55%           -10.24%
                  France............................     -4.31%            -5.04%
                  Switzerland.......................     -8.27%            -8.57%
                  Canada............................     11.55%             8.90%
                  Germany...........................     -2.14%            -2.89%
                  Australia.........................      5.52%            12.55%
                  Hong Kong.........................      8.52%             8.45%
                  Spain.............................     -8.40%            -9.10%
                  Netherlands.......................      0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 p.m. London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

DFA INTERNATIONAL VALUE PORTFOLIO II

   The DFA International Value Portfolio II is designed to capture the returns of developed ex U.S. large-cap value stocks by purchasing shares of The DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 0.22% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Master Fund invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Master Fund's emphasis on deep value stocks contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year. The Master Fund's emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED OCTOBER 31, 2016
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/16  10/31/16    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  U.S. LARGE CAP VALUE PORTFOLIO II**
  -----------------------------------
  Actual Fund Return.................. $1,000.00 $1,046.90    0.15%    $0.77
  Hypothetical 5% Annual Return....... $1,000.00 $1,024.38    0.15%    $0.76

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/16  10/31/16    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
DFA INTERNATIONAL VALUE PORTFOLIO II**
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,041.90    0.26%    $1.33
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.83    0.26%    $1.32

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

                                            AFFILIATED INVESTMENT COMPANY
                                            -----------------------------
      U.S. Large Cap Value Portfolio II....             100.0%
      DFA International Value Portfolio II.             100.0%

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                       U.S. LARGE CAP VALUE PORTFOLIO II

                                                                   VALUE+
                                                                ------------
   AFFILIATED INVESTMENT COMPANY -- (100.0%)
   Investment in The U.S. Large Cap Value Series of The DFA
     Investment Trust Company.................................. $151,312,956
                                                                ------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
        $92,924,658)........................................... $151,312,956
                                                                ------------
      TOTAL INVESTMENTS -- (100.0%) (Cost $92,924,658)......... $151,312,956
                                                                ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II

                                                                   VALUE+
                                                                 -----------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The DFA International Value Series of The DFA
      Investment Trust Company.................................. $12,089,249
                                                                 -----------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
         $13,341,433)........................................... $12,089,249
                                                                 -----------
       TOTAL INVESTMENTS -- (100.0%) (Cost $13,341,433)......... $12,089,249
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                          DFA
                                                                                         U.S. LARGE  INTERNATIONAL
                                                                                         CAP VALUE       VALUE
                                                                                        PORTFOLIO II PORTFOLIO II
                                                                                        ------------ -------------
ASSETS:
Investments in Affiliated Investment Company at Value.................................. $    151,313 $     12,089
Receivables:
Prepaid Expenses and Other Assets......................................................            8            8
                                                                                        ------------ ------------
     Total Assets......................................................................      151,321       12,097
                                                                                        ------------ ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed.................................................................          141           27
  Due to Advisor.......................................................................            1            1
Accrued Expenses and Other Liabilities.................................................            8            8
                                                                                        ------------ ------------
     Total Liabilities.................................................................          150           36
                                                                                        ------------ ------------
NET ASSETS............................................................................. $    151,171 $     12,061
                                                                                        ============ ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    9,309,216    2,647,251
                                                                                        ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      16.24 $       4.56
                                                                                        ============ ============
Investments in Affiliated Investment Company at Cost................................... $     92,925 $     13,341
                                                                                        ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     87,602 $     15,650
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).          330          531
Accumulated Net Realized Gain (Loss)...................................................        4,851       (2,859)
Net Unrealized Foreign Exchange Gain (Loss)............................................           --           (9)
Net Unrealized Appreciation (Depreciation).............................................       58,388       (1,252)
                                                                                        ------------ ------------
NET ASSETS............................................................................. $    151,171 $     12,061
                                                                                        ============ ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000  300,000,000
                                                                                        ============ ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                                                DFA
                                                                                              U.S. LARGE   INTERNATIONAL
                                                                                               CAP VALUE       VALUE
                                                                                             PORTFOLIO II* PORTFOLIO II*
                                                                                             ------------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $0 and $308, respectively)..................    $ 3,756       $ 3,851
    Interest................................................................................          5            --
    Income from Securities Lending..........................................................         27           110
    Expenses Allocated from Affiliated Investment Company...................................       (168)         (221)
                                                                                                -------       -------
     Total Investment Income................................................................      3,620         3,740
                                                                                                -------       -------
FUND EXPENSES
  Investment Management Fees................................................................        165           212
  Accounting & Transfer Agent Fees..........................................................          4             4
  Filing Fees...............................................................................         19            18
  Shareholders' Reports.....................................................................         12             9
  Directors'/Trustees' Fees & Expenses......................................................          1             1
  Legal Fees................................................................................          3             2
  Other.....................................................................................          1             2
                                                                                                -------       -------
     Total Expenses.........................................................................        205           248
                                                                                                -------       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................       (150)         (202)
                                                                                                -------       -------
  Net Expenses..............................................................................         55            46
                                                                                                -------       -------
  NET INVESTMENT INCOME (LOSS)..............................................................      3,565         3,694
                                                                                                -------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................      6,535        (2,900)
    Futures.................................................................................        163            83
    Foreign Currency Transactions...........................................................         --            67
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................     (3,496)       (1,334)
    Futures.................................................................................        (27)          (25)
    Translation of Foreign Currency Denominated Amounts.....................................         --            (9)
                                                                                                -------       -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................      3,175        (4,118)
                                                                                                -------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................    $ 6,740       $  (424)
                                                                                                =======       =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                         U.S. LARGE CAP VALUE  DFA INTERNATIONAL
                                                                            PORTFOLIO II       VALUE PORTFOLIO II
                                                                         ------------------   -------------------
                                                                           YEAR       YEAR       YEAR      YEAR
                                                                          ENDED      ENDED      ENDED     ENDED
                                                                         OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,
                                                                           2016       2015       2016      2015
                                                                         --------   --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $  3,565   $  3,637  $   3,694  $  3,643
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    6,535      9,678     (2,900)    3,180
    Futures.............................................................      163         (1)        83        --
    Foreign Currency Transactions.......................................       --         --         67       (68)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................   (3,496)   (11,117)    (1,334)  (13,834)
    Futures.............................................................      (27)        --        (25)       --
    Translation of Foreign Currency Denominated Amounts.................       --         --         (9)        8
                                                                         --------   --------  ---------  --------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    6,740      2,197       (424)   (7,071)
                                                                         --------   --------  ---------  --------
Distributions From:
  Net Investment Income.................................................   (3,716)    (3,593)    (3,722)   (3,526)
  Net Short-Term Gains..................................................       --         --         --       (46)
  Net Long-Term Gains...................................................       --         --     (3,128)   (2,119)
                                                                         --------   --------  ---------  --------
     Total Distributions................................................   (3,716)    (3,593)    (6,850)   (5,691)
                                                                         --------   --------  ---------  --------
Capital Share Transactions (1):
  Shares Issued.........................................................   12,608     11,987     10,487    23,230
  Shares Issued in Lieu of Cash Distributions...........................    3,716      3,593      6,850     5,691
  Shares Redeemed.......................................................  (25,914)   (30,550)  (108,370)  (15,850)
                                                                         --------   --------  ---------  --------
     Net Increase (Decrease) from Capital Share Transactions............   (9,590)   (14,970)   (91,033)   13,071
                                                                         --------   --------  ---------  --------
     Total Increase (Decrease) in Net Assets............................   (6,566)   (16,366)   (98,307)      309
NET ASSETS
  Beginning of Year.....................................................  157,737    174,103    110,368   110,059
                                                                         --------   --------  ---------  --------
  End of Year........................................................... $151,171   $157,737  $  12,061  $110,368
                                                                         ========   ========  =========  ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................................      816        747      2,421     4,348
  Shares Issued in Lieu of Cash Distributions...........................      238        229      1,578     1,117
  Shares Redeemed.......................................................   (1,669)    (1,906)   (24,035)   (3,071)
                                                                         --------   --------  ---------  --------
     Net Increase (Decrease) from Shares Issued and Redeemed............     (615)      (930)   (20,036)    2,394
                                                                         ========   ========  =========  ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)..................................................... $    330   $    503  $     531  $    484

----------
* Net of foreign capital gain taxes withheld $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     U.S. LARGE CAP VALUE PORTFOLIO II
                                                                             ------------------------------------------------
                                                                               YEAR      YEAR      YEAR      YEAR      YEAR
                                                                              ENDED     ENDED     ENDED     ENDED     ENDED
                                                                             OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                               2016      2015      2014      2013      2012
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  15.90  $  16.04  $  14.13  $  10.62  $   9.18
                                                                             --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.37      0.35      0.28      0.24      0.21
  Net Gains (Losses) on Securities (Realized and Unrealized)................     0.36     (0.15)     1.91      3.51      1.43
                                                                             --------  --------  --------  --------  --------
   Total from Investment Operations.........................................     0.73      0.20      2.19      3.75      1.64
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.39)    (0.34)    (0.28)    (0.24)    (0.20)
  Net Realized Gains........................................................       --        --        --        --        --
                                                                             --------  --------  --------  --------  --------
   Total Distributions......................................................    (0.39)    (0.34)    (0.28)    (0.24)    (0.20)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  16.24  $  15.90  $  16.04  $  14.13  $  10.62
============================================================================ ========  ========  ========  ========  ========
Total Return................................................................     4.68%     1.33%    15.59%    35.70%    18.14%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $151,171  $157,737  $174,103  $155,709  $115,791
Ratio of Expenses to Average Net Assets (B).................................     0.15%     0.15%     0.16%     0.17%     0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......     0.25%     0.18%     0.16%     0.17%     0.17%
Ratio of Net Investment Income to Average Net Assets (B)....................     2.37%     2.16%     1.86%     1.93%     2.10%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                   DFA INTERNATIONAL VALUE PORTFOLIO II
                                                                             ------------------------------------------------
                                                                               YEAR      YEAR       YEAR      YEAR      YEAR
                                                                              ENDED     ENDED      ENDED     ENDED     ENDED
                                                                             OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                                               2016      2015       2014      2013      2012
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  4.87  $   5.42   $   5.99   $   5.21  $  5.55
                                                                             -------  --------   --------   --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................    0.16      0.17       0.26       0.17     0.19
  Net Gains (Losses) on Securities (Realized and Unrealized)................   (0.17)    (0.45)     (0.30)      1.17    (0.06)
                                                                             -------  --------   --------   --------  -------
   Total from Investment Operations.........................................   (0.01)    (0.28)     (0.04)      1.34     0.13
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................   (0.16)    (0.16)     (0.26)     (0.18)   (0.19)
  Net Realized Gains........................................................   (0.14)    (0.11)     (0.27)     (0.38)   (0.28)
                                                                             -------  --------   --------   --------  -------
   Total Distributions......................................................   (0.30)    (0.27)     (0.53)     (0.56)   (0.47)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  4.56  $   4.87   $   5.42   $   5.99  $  5.21
============================================================================ ======== ========   ========   ========  ========
Total Return................................................................    0.22%    (5.26)%    (0.87)%    28.01%    3.27%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $12,061  $110,368   $110,059   $113,231  $94,269
Ratio of Expenses to Average Net Assets (B).................................    0.27%     0.27%      0.28%      0.29%    0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......    0.47%     0.32%      0.28%      0.29%    0.30%
Ratio of Net Investment Income to Average Net Assets (B)....................    3.66%     3.26%      4.47%      3.08%    3.69%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II (the "Portfolios"), are presented in this report. The remaining portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II primarily invest their assets in The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. At October 31, 2016, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II each owned 1% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value

Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   During the year ended October 31, 2016, the U.S. Large Cap Value Portfolio II's and DFA International Value Portfolio II's investment management fees were accrued daily and paid monthly to the Advisor based on effective annual rates of 0.11% and 0.21%, respectively, of each Portfolio's average daily net assets.

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rates listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

                                                       EXPENSE
            INSTITUTIONAL CLASS SHARES            LIMITATION AMOUNT
            --------------------------            -----------------
            U.S. Large Cap Value Portfolio II....       0.11%
            DFA International Value Portfolio II.       0.21%

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                   U.S. Large Cap Value Portfolio II.... $6
                   DFA International Value Portfolio II.  6

E. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                         INCREASE       INCREASE
                                                        (DECREASE)     (DECREASE)
                                         INCREASE     UNDISTRIBUTED   ACCUMULATED
                                        (DECREASE)    NET INVESTMENT  NET REALIZED
                                      PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                      --------------- -------------- --------------
U.S. Large Cap Value Portfolio II....       --             $(22)          $ 22
DFA International Value Portfolio II.       --               75            (75)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                      NET INVESTMENT
                                        INCOME AND
                                        SHORT-TERM     LONG-TERM   TAX EXEMPT
                                      CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                      -------------- ------------- ---------- ------
U.S. Large Cap Value Portfolio II
2015.................................     $3,593            --         --     $3,593
2016.................................      3,716            --         --      3,716
DFA International Value Portfolio II
2015.................................      3,572        $2,119         --      5,691
2016.................................      3,723         3,127         --      6,850

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       UNDISTRIBUTED                                               TOTAL NET
                                       NET INVESTMENT                                            DISTRIBUTABLE
                                         INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                         SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                       CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                       -------------- ------------- ------------- -------------- -------------
U.S. Large Cap Value Portfolio II.....      $338         $4,824             --       $58,416        $63,578
DFA International Value Portfolio II*.       641             --        $(2,617)       (1,606)        (3,582)

* The use of capital losses may be restricted by Section 382 or tax rules in the internal revenue code.

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                   UNLIMITED TOTAL
                                                   --------- -----
             U.S. Large Cap Value Portfolio II....      --      --
             DFA International Value Portfolio II.   2,617   2,617

   During the year ended October 31, 2016, the Portfolio utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  U.S. Large Cap Value Portfolio II.... $1,864
                  DFA International Value Portfolio II.     --

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            NET UNREALIZED
                                      FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                         COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                      ----------- ------------ ------------ --------------
U.S. Large Cap Value Portfolio II....   $92,937     $58,376           --       $58,376
DFA International Value Portfolio II.    13,687          --      $(1,598)       (1,598)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax position and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. LINE OF CREDIT

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2016.

G. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. OTHER:

   At October 31, 2016, both Portfolios each had two shareholders that held 100% of their outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

I. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

   As noted in the table provided below, on December 16, 2015, and June 29, 2016, the U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II paid distributions to shareholders of record as of December 15, 2015, and June 7, 2016, respectively, that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                             % BREAKDOWN OF DISTRIBUTION SOURCES
                                      -------------------------------------------------
                                         NET      NET REALIZED   NET REALIZED
                                      INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                          INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                        ---------- -------------- -------------- ---------
U.S. Large Cap Value Portfolio II
   December 16, 2015.................     91%          0%             0%           9%
DFA International Value Portfolio II
   December 16, 2015.................     77%          0%             0%          23%
   June 29, 2016.....................     96%          0%             0%           4%

   Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

            The U.S. Large Cap Value Series       Russell 1000/R/ Value Index
            -------------------------------       ---------------------------
 10/31/2006            $10,000                            $10,000
 11/30/2006             10,190                             10,228
 12/31/2006             10,395                             10,458
  1/31/2007             10,698                             10,592
  2/28/2007             10,537                             10,427
  3/31/2007             10,610                             10,588
  4/30/2007             11,062                             10,979
  5/31/2007             11,518                             11,375
  6/30/2007             11,332                             11,109
  7/31/2007             10,630                             10,595
  8/31/2007             10,427                             10,714
  9/30/2007             10,699                             11,082
 10/31/2007             10,759                             11,083
 11/30/2007             10,158                             10,542
 12/31/2007             10,124                             10,440
  1/31/2008              9,737                             10,022
  2/29/2008              9,439                              9,602
  3/31/2008              9,351                              9,530
  4/30/2008              9,940                              9,994
  5/31/2008             10,179                              9,978
  6/30/2008              9,063                              9,023
  7/31/2008              8,964                              8,991
  8/31/2008              9,138                              9,144
  9/30/2008              8,317                              8,472
 10/31/2008              6,447                              7,005
 11/30/2008              5,815                              6,503
 12/31/2008              6,004                              6,593
  1/31/2009              5,291                              5,835
  2/28/2009              4,550                              5,055
  3/31/2009              4,999                              5,488
  4/30/2009              5,808                              6,076
  5/31/2009              6,253                              6,452
  6/30/2009              6,176                              6,404
  7/31/2009              6,765                              6,928
  8/31/2009              7,224                              7,290
  9/30/2009              7,540                              7,572
 10/31/2009              7,215                              7,340
 11/30/2009              7,621                              7,754
 12/31/2009              7,832                              7,891
  1/31/2010              7,650                              7,669
  2/28/2010              7,980                              7,911
  3/31/2010              8,602                              8,426
  4/30/2010              8,875                              8,645
  5/31/2010              8,114                              7,934
  6/30/2010              7,502                              7,487
  7/31/2010              8,090                              7,994
  8/31/2010              7,602                              7,652
  9/30/2010              8,344                              8,246
 10/31/2010              8,655                              8,493
 11/30/2010              8,588                              8,448
 12/31/2010              9,425                              9,115
  1/31/2011              9,726                              9,321
  2/28/2011             10,253                              9,665
  3/31/2011             10,300                              9,703
  4/30/2011             10,563                              9,962
  5/31/2011             10,410                              9,856
  6/30/2011             10,229                              9,654
  7/31/2011              9,760                              9,334
  8/31/2011              8,937                              8,752
  9/30/2011              8,033                              8,090
 10/31/2011              9,147                              9,016
 11/30/2011              9,071                              8,970
 12/31/2011              9,143                              9,151
  1/31/2012              9,597                              9,497
  2/29/2012             10,152                              9,875
  3/31/2012             10,339                             10,168
  4/30/2012             10,128                             10,064
  5/31/2012              9,410                              9,474
  6/30/2012              9,918                              9,945
  7/31/2012             10,013                             10,047
  8/31/2012             10,410                             10,266
  9/30/2012             10,793                             10,591
 10/31/2012             10,822                             10,539
 11/30/2012             10,846                             10,535
 12/31/2012             11,176                             10,753
  1/31/2013             11,956                             11,452
  2/28/2013             12,109                             11,616
  3/31/2013             12,688                             12,076
  4/30/2013             12,822                             12,259
  5/31/2013             13,348                             12,573
  6/30/2013             13,200                             12,463
  7/31/2013             13,989                             13,135
  8/31/2013             13,578                             12,637
  9/30/2013             13,975                             12,954
 10/31/2013             14,683                             13,521
 11/30/2013             15,300                             13,898
 12/31/2013             15,706                             14,250
  1/31/2014             15,085                             13,744
  2/28/2014             15,596                             14,338
  3/31/2014             15,965                             14,681
  4/30/2014             16,070                             14,820
  5/31/2014             16,424                             15,037
  6/30/2014             16,869                             15,430
  7/31/2014             16,749                             15,167
  8/31/2014             17,280                             15,725
  9/30/2014             16,855                             15,400
 10/31/2014             16,984                             15,746
 11/30/2014             17,185                             16,069
 12/31/2014             17,314                             16,167
  1/31/2015             16,458                             15,521
  2/28/2015             17,620                             16,272
  3/31/2015             17,285                             16,050
  4/30/2015             17,635                             16,200
  5/31/2015             17,831                             16,395
  6/30/2015             17,544                             16,068
  7/31/2015             17,501                             16,138
  8/31/2015             16,438                             15,177
  9/30/2015             15,912                             14,719
 10/31/2015             17,209                             15,830
 11/30/2015             17,276                             15,890
 12/31/2015             16,735                             15,548
  1/31/2016             15,596                             14,745
  2/28/2016             15,625                             14,741
  3/31/2016             16,764                             15,803
  4/30/2016             17,218                             16,135
  5/31/2016             17,453                             16,386
  6/30/2016             17,434                             16,527
  7/31/2016             18,036                             17,007
  8/31/2016             18,252                             17,138
  9/30/2016             18,338                             17,103
 10/31/2016             18,027                             16,838







                                                                                 Past performance is not predictive of
                                                                                 future performance.
                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2016, all rights
                                  4.75%        14.53%        6.07%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                   The DFA International                MSCI World ex
                        Value Series              USA Index (net dividends)
                   ---------------------         --------------------------
10/1/2006                  $10,000                         $10,000
11/1/2006                   10,332                          10,298
12/1/2006                   10,735                          10,593
 1/1/2007                   10,938                          10,658
 2/1/2007                   10,928                          10,743
 3/1/2007                   11,281                          11,018
 4/1/2007                   11,851                          11,520
 5/1/2007                   12,256                          11,775
 6/1/2007                   12,166                          11,787
 7/1/2007                   11,828                          11,624
 8/1/2007                   11,696                          11,456
 9/1/2007                   12,306                          12,107
10/1/2007                   12,903                          12,633
11/1/2007                   12,121                          12,139
12/1/2007                   11,860                          11,911
 1/1/2008                   10,900                          10,837
 2/1/2008                   10,761                          11,033
 3/1/2008                   10,890                          10,876
 4/1/2008                   11,376                          11,480
 5/1/2008                   11,382                          11,655
 6/1/2008                   10,256                          10,748
 7/1/2008                    9,966                          10,366
 8/1/2008                    9,549                           9,965
 9/1/2008                    8,434                           8,526
10/1/2008                    6,319                           6,753
11/1/2008                    5,931                           6,386
12/1/2008                    6,380                           6,723
 1/1/2009                    5,499                           6,096
 2/1/2009                    4,824                           5,479
 3/1/2009                    5,350                           5,840
 4/1/2009                    6,336                           6,593
 5/1/2009                    7,277                           7,427
 6/1/2009                    7,166                           7,350
 7/1/2009                    8,019                           8,040
 8/1/2009                    8,479                           8,425
 9/1/2009                    8,911                           8,773
10/1/2009                    8,556                           8,632
11/1/2009                    8,811                           8,845
12/1/2009                    8,911                           8,986
 1/1/2010                    8,396                           8,565
 2/1/2010                    8,429                           8,557
 3/1/2010                    9,094                           9,107
 4/1/2010                    8,939                           8,972
 5/1/2010                    7,892                           7,982
 6/1/2010                    7,753                           7,866
 7/1/2010                    8,723                           8,593
 8/1/2010                    8,296                           8,336
 9/1/2010                    9,188                           9,136
10/1/2010                    9,509                           9,462
11/1/2010                    9,033                           9,061
12/1/2010                    9,875                           9,790
 1/1/2011                   10,295                          10,001
 2/1/2011                   10,639                          10,372
 3/1/2011                   10,345                          10,164
 4/1/2011                   10,899                          10,718
 5/1/2011                   10,506                          10,400
 6/1/2011                   10,362                          10,252
 7/1/2011                   10,030                          10,083
 8/1/2011                    8,955                           9,231
 9/1/2011                    7,975                           8,304
10/1/2011                    8,745                           9,111
11/1/2011                    8,457                           8,690
12/1/2011                    8,230                           8,595
 1/1/2012                    8,784                           9,059
 2/1/2012                    9,243                           9,557
 3/1/2012                    9,166                           9,487
 4/1/2012                    8,839                           9,326
 5/1/2012                    7,748                           8,262
 6/1/2012                    8,296                           8,804
 7/1/2012                    8,263                           8,913
 8/1/2012                    8,606                           9,168
 9/1/2012                    8,911                           9,446
10/1/2012                    9,022                           9,512
11/1/2012                    9,166                           9,712
12/1/2012                    9,614                          10,006
 1/1/2013                   10,068                          10,498
 2/1/2013                    9,764                          10,393
 3/1/2013                    9,797                          10,476
 4/1/2013                   10,279                          10,953
 5/1/2013                   10,157                          10,708
 6/1/2013                    9,797                          10,307
 7/1/2013                   10,467                          10,855
 8/1/2013                   10,395                          10,715
 9/1/2013                   11,176                          11,472
10/1/2013                   11,564                          11,857
11/1/2013                   11,608                          11,930
12/1/2013                   11,863                          12,110
 1/1/2014                   11,431                          11,621
 2/1/2014                   12,084                          12,255
 3/1/2014                   11,996                          12,200
 4/1/2014                   12,201                          12,392
 5/1/2014                   12,339                          12,584
 6/1/2014                   12,489                          12,763
 7/1/2014                   12,212                          12,536
 8/1/2014                   12,217                          12,546
 9/1/2014                   11,680                          12,030
10/1/2014                   11,481                          11,839
11/1/2014                   11,486                          11,985
12/1/2014                   11,060                          11,586
 1/1/2015                   10,988                          11,545
 2/1/2015                   11,774                          12,235
 3/1/2015                   11,525                          12,030
 4/1/2015                   12,156                          12,551
 5/1/2015                   12,162                          12,442
 6/1/2015                   11,813                          12,089
 7/1/2015                   11,697                          12,280
 8/1/2015                   10,827                          11,386
 9/1/2015                   10,091                          10,811
10/1/2015                   10,866                          11,624
11/1/2015                   10,722                          11,439
12/1/2015                   10,378                          11,234
 1/1/2016                    9,570                          10,461
 2/1/2016                    9,265                          10,315
 3/1/2016                    9,969                          11,015
 4/1/2016                   10,450                          11,369
 5/1/2016                   10,257                          11,241
 6/1/2016                    9,886                          10,899
 7/1/2016                   10,323                          11,435
 8/1/2016                   10,600                          11,446             Past performance is not predictive of
 9/1/2016                   10,716                          11,585             future performance.
10/1/2016                   10,855                          11,360             The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR        YEARS       YEARS               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  -0.10%       4.42%       0.82%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large cap stocks outperformed small-cap stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.24%
              Russell Microcap(R) Index (micro-cap stocks). 1.54%
              Russell 2000(R) Index (small-cap stocks)..... 4.11%
              Russell 1000(R) Index (large cap stocks)..... 4.26%
              Dow Jones U.S. Select REIT Index /SM/........ 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)...  8.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). -0.49%
         Russell 1000(R) Value Index (large cap value stocks)...  6.37%
         Russell 1000(R) Growth Index (large cap growth stocks).  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.75% for the Series and 6.37% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had a larger allocation than the Index to lower relative price stocks, which detracted from the Series' relative performance as the lowest relative price quartile underperformed. The Series' exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as REITs and utilities outperformed most other sectors during the period.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
           -                                  ----------------------
           MSCI World ex USA Index...........         -2.27%
           MSCI World ex USA Small Cap Index.          3.96%
           MSCI World ex USA Value Index.....         -2.07%
           MSCI World ex USA Growth Index....         -2.58%

   During the period, the U.S. dollar was mixed against other developed markets currencies. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    -10.14%             3.19%
                  United Kingdom....................     13.55%           -10.24%
                  France............................     -4.31%            -5.04%
                  Switzerland.......................     -8.27%            -8.57%
                  Canada............................     11.55%             8.90%
                  Germany...........................     -2.14%            -2.89%
                  Australia.........................      5.52%            12.55%
                  Hong Kong.........................      8.52%             8.45%
                  Spain.............................     -8.40%            -9.10%
                  Netherlands.......................      0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series is designed to capture the returns of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were -0.10% for the Series and -2.27% for the MSCI World ex USA Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Series invests primarily in value stocks, while the Index is neutral with regard to value or growth stocks. The Series' emphasis on deep value stocks contributed positively to relative performance, as that segment of the market outperformed for the year. The Series' emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            SIX MONTHS ENDED OCTOBER 31, 2016
  EXPENSE TABLES
                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/16  10/31/16    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,047.00    0.11%    $0.57
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.58    0.11%    $0.56

  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,038.70    0.22%    $1.13
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.03    0.22%    $1.12

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS


                        THE U.S. LARGE CAP VALUE SERIES
              Consumer Discretionary.......................  12.3%
              Consumer Staples.............................   6.6%
              Energy.......................................  13.7%
              Financials...................................  21.5%
              Health Care..................................  11.0%
              Industrials..................................  11.3%
              Information Technology.......................  14.7%
              Materials....................................   3.9%
              Telecommunication Services...................   4.8%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES
              Consumer Discretionary.......................  12.8%
              Consumer Staples.............................   2.6%
              Energy.......................................  16.2%
              Financials...................................  29.7%
              Health Care..................................   1.2%
              Industrials..................................  10.7%
              Information Technology.......................   3.2%
              Materials....................................  14.6%
              Real Estate..................................   2.3%
              Telecommunication Services...................   4.3%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS**
                                                ------       ------     ---------------
COMMON STOCKS -- (95.3%)
Consumer Discretionary -- (11.7%)
#*  Charter Communications, Inc. Class A.....    910,208 $  227,451,877            1.1%
    Comcast Corp. Class A.................... 10,885,890    672,965,720            3.2%
    Ford Motor Co............................ 14,753,200    173,202,568            0.8%
    General Motors Co........................  5,641,400    178,268,240            0.9%
    Time Warner, Inc.........................  3,800,376    338,195,460            1.6%
    Other Securities.........................               954,615,599            4.6%
                                                         --------------           -----
Total Consumer Discretionary.................             2,544,699,464           12.2%
                                                         --------------           -----
Consumer Staples -- (6.3%)
    CVS Health Corp..........................  3,989,908    335,551,263            1.6%
    Mondelez International, Inc. Class A.....  3,933,821    176,785,916            0.9%
#   Tyson Foods, Inc. Class A................  1,957,913    138,718,136            0.7%
    Wal-Mart Stores, Inc.....................  1,998,751    139,952,545            0.7%
    Other Securities.........................               574,239,450            2.6%
                                                         --------------           -----
Total Consumer Staples.......................             1,365,247,310            6.5%
                                                         --------------           -----
Energy -- (13.1%)
    Chevron Corp.............................  3,924,607    411,102,583            2.0%
    ConocoPhillips...........................  3,210,456    139,494,313            0.7%
    EOG Resources, Inc.......................  1,485,821    134,347,935            0.6%
    Exxon Mobil Corp.........................  9,096,178    757,893,551            3.6%
    Occidental Petroleum Corp................  1,857,300    135,415,743            0.6%
    Phillips 66..............................  2,096,097    170,098,272            0.8%
    Valero Energy Corp.......................  2,806,975    166,285,199            0.8%
    Other Securities.........................               932,855,101            4.5%
                                                         --------------           -----
Total Energy.................................             2,847,492,697           13.6%
                                                         --------------           -----
Financials -- (20.5%)
    American International Group, Inc........  2,735,967    168,809,164            0.8%
    Bank of America Corp..................... 15,552,325    256,613,362            1.2%
    Bank of New York Mellon Corp. (The)......  3,379,657    146,237,758            0.7%
    Capital One Financial Corp...............  2,036,842    150,807,782            0.7%
    Citigroup, Inc...........................  8,251,489    405,560,684            1.9%
    Goldman Sachs Group, Inc. (The)..........    980,999    174,853,262            0.8%
    JPMorgan Chase & Co...................... 11,452,239    793,182,073            3.8%
    Morgan Stanley...........................  3,534,479    118,652,460            0.6%
    PNC Financial Services Group, Inc. (The).  1,303,329    124,598,252            0.6%
    Travelers Cos., Inc. (The)...............  1,119,453    121,102,426            0.6%
    Wells Fargo & Co.........................  6,090,495    280,223,675            1.3%
    Other Securities.........................             1,721,446,165            8.3%
                                                         --------------           -----
Total Financials.............................             4,462,087,063           21.3%
                                                         --------------           -----
Health Care -- (10.5%)
    Aetna, Inc...............................  1,802,581    193,507,070            0.9%
    Anthem, Inc..............................  1,445,532    176,152,529            0.9%
*   Express Scripts Holding Co...............  2,738,677    184,586,830            0.9%
    Humana, Inc..............................    707,042    121,278,914            0.6%
    Medtronic P.L.C..........................  3,541,179    290,447,502            1.4%
    Pfizer, Inc.............................. 16,340,523    518,157,984            2.5%
    Thermo Fisher Scientific, Inc............  1,023,977    150,555,338            0.7%
    Other Securities.........................               644,260,598            3.0%
                                                         --------------           -----
Total Health Care............................             2,278,946,765           10.9%
                                                         --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                 SHARES        VALUE+      OF NET ASSETS**
                                                                 ------        ------      ---------------
Industrials -- (10.8%)
#     Caterpillar, Inc........................................   1,458,164 $   121,698,367            0.6%
      CSX Corp................................................   5,234,843     159,715,060            0.8%
      FedEx Corp..............................................     853,987     148,867,014            0.7%
      General Electric Co.....................................   7,508,293     218,491,326            1.0%
      Norfolk Southern Corp...................................   1,569,304     145,945,272            0.7%
      Southwest Airlines Co...................................   3,733,160     149,513,058            0.7%
      Stanley Black & Decker, Inc.............................   1,095,910     124,758,394            0.6%
      Union Pacific Corp......................................   2,259,039     199,202,059            1.0%
      Other Securities........................................               1,077,855,471            5.1%
                                                                           ---------------          ------
Total Industrials.............................................               2,346,046,021           11.2%
                                                                           ---------------          ------
Information Technology -- (14.0%)
      Cisco Systems, Inc......................................  21,342,703     654,794,128            3.1%
      Hewlett Packard Enterprise Co...........................   9,162,273     205,876,274            1.0%
      HP, Inc.................................................   9,619,949     139,393,061            0.7%
      Intel Corp..............................................  20,115,235     701,418,244            3.4%
#     NVIDIA Corp.............................................   1,824,559     129,835,618            0.6%
      QUALCOMM, Inc...........................................   2,685,866     184,572,712            0.9%
      Other Securities........................................               1,024,025,488            4.8%
                                                                           ---------------          ------
Total Information Technology..................................               3,039,915,525           14.5%
                                                                           ---------------          ------
Materials -- (3.7%)
      Newmont Mining Corp.....................................   3,239,227     119,980,968            0.6%
      Other Securities........................................                 691,529,819            3.3%
                                                                           ---------------          ------
Total Materials...............................................                 811,510,787            3.9%
                                                                           ---------------          ------
Real Estate -- (0.0%)
      Other Securities........................................                     500,715            0.0%
                                                                           ---------------          ------
Telecommunication Services -- (4.5%)..........................
      AT&T, Inc...............................................  21,002,992     772,700,076            3.7%
      Other Securities........................................                 221,455,332            1.1%
                                                                           ---------------          ------
Total Telecommunication Services..............................                 994,155,408            4.8%
                                                                           ---------------          ------
Utilities -- (0.2%)
      Other Securities........................................                  38,848,392            0.2%
                                                                           ---------------          ------
TOTAL COMMON STOCKS...........................................              20,729,450,147           99.1%
                                                                           ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................................                     208,566            0.0%
                                                                           ---------------          ------
TOTAL INVESTMENT SECURITIES...................................              20,729,658,713
                                                                           ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market
       Fund, 0.260%........................................... 200,994,368     200,994,368            1.0%
                                                                           ---------------          ------

SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@  DFA Short Term Investment Fund..........................  70,916,981     820,651,306            3.9%
                                                                           ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,161,108,715)....................................               $21,751,304,387          104.0%
                                                                           ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                   LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                               ---------------  ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,544,699,464            --   --    $ 2,544,699,464
  Consumer Staples............   1,365,247,310            --   --      1,365,247,310
  Energy......................   2,847,492,697            --   --      2,847,492,697
  Financials..................   4,462,087,063            --   --      4,462,087,063
  Health Care.................   2,278,946,765            --   --      2,278,946,765
  Industrials.................   2,346,046,021            --   --      2,346,046,021
  Information Technology......   3,039,915,525            --   --      3,039,915,525
  Materials...................     811,510,787            --   --        811,510,787
  Real Estate.................         500,715            --   --            500,715
  Telecommunication Services..     994,155,408            --   --        994,155,408
  Utilities...................      38,848,392            --   --         38,848,392
Rights/Warrants...............              --  $    208,566   --            208,566
Temporary Cash Investments....     200,994,368            --   --        200,994,368
Securities Lending Collateral.              --   820,651,306   --        820,651,306
Futures Contracts**...........      (3,872,034)           --   --         (3,872,034)
                               ---------------  ------------   --    ---------------
TOTAL......................... $20,926,572,481  $820,859,872   --    $21,747,432,353
                               ===============  ============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
COMMON STOCKS -- (95.4%)
AUSTRALIA -- (6.3%)
#   Australia & New Zealand Banking Group, Ltd.. 5,260,554 $111,078,744            1.1%
    BHP Billiton, Ltd........................... 5,929,050  103,585,415            1.1%
#   BHP Billiton, Ltd. Sponsored ADR............ 1,703,682   59,662,944            0.6%
    Newcrest Mining, Ltd........................ 3,033,954   53,122,828            0.5%
    Woodside Petroleum, Ltd..................... 2,846,042   60,922,340            0.6%
    Other Securities............................            246,709,911            2.6%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            635,082,182            6.5%
                                                           ------------            ----

AUSTRIA -- (0.1%)
    Other Securities............................              7,798,226            0.1%
                                                           ------------            ----

BELGIUM -- (1.2%)
    Other Securities............................            121,053,616            1.2%
                                                           ------------            ----

CANADA -- (7.6%)
    Bank of Montreal............................ 1,645,325  104,642,670            1.1%
    Suncor Energy, Inc.......................... 3,911,426  117,374,872            1.2%
    Other Securities............................            542,711,216            5.6%
                                                           ------------            ----
TOTAL CANADA....................................            764,728,758            7.9%
                                                           ------------            ----

DENMARK -- (1.7%)
    Vestas Wind Systems A.S.....................   680,712   54,535,811            0.6%
    Other Securities............................            120,813,571            1.2%
                                                           ------------            ----
TOTAL DENMARK...................................            175,349,382            1.8%
                                                           ------------            ----

FINLAND -- (0.7%)
    Other Securities............................             75,225,974            0.8%
                                                           ------------            ----

FRANCE -- (8.9%)
    BNP Paribas SA.............................. 1,521,254   88,207,260            0.9%
    Cie de Saint-Gobain......................... 1,719,658   76,358,268            0.8%
#   Engie SA.................................... 4,083,126   58,885,688            0.6%
#   Orange SA................................... 4,783,728   75,265,526            0.8%
    Renault SA..................................   759,818   66,075,160            0.7%
    Societe Generale SA......................... 1,935,625   75,503,898            0.8%
    Total SA.................................... 4,607,253  220,709,998            2.2%
    Other Securities............................            229,497,843            2.4%
                                                           ------------            ----
TOTAL FRANCE....................................            890,503,641            9.2%
                                                           ------------            ----

GERMANY -- (7.1%)
    Allianz SE..................................   730,758  114,074,413            1.2%
#   Bayerische Motoren Werke AG.................   972,382   84,835,907            0.9%
    Daimler AG.................................. 2,565,266  183,011,136            1.9%
    E.ON SE..................................... 9,462,347   69,348,171            0.7%
    Other Securities............................            258,205,262            2.6%
                                                           ------------            ----
TOTAL GERMANY...................................            709,474,889            7.3%
                                                           ------------            ----

HONG KONG -- (2.7%)
    CK Hutchison Holdings, Ltd.................. 5,014,984   61,925,181            0.6%
    Sun Hung Kai Properties, Ltd................ 2,980,920   44,389,245            0.5%
    Other Securities............................            163,115,200            1.7%
                                                           ------------            ----
TOTAL HONG KONG.................................            269,429,626            2.8%
                                                           ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                             ------      -------     ---------------
IRELAND -- (0.3%)
    Other Securities......................            $   27,555,506            0.3%
                                                      --------------           -----

ISRAEL -- (0.4%)
    Other Securities......................                37,197,840            0.4%
                                                      --------------           -----

ITALY -- (0.9%)
    Other Securities......................                89,098,627            0.9%
                                                      --------------           -----

JAPAN -- (22.1%)
    Hitachi, Ltd.......................... 10,841,000     57,792,205            0.6%
    Honda Motor Co., Ltd..................  3,689,000    110,380,798            1.1%
    Mitsubishi UFJ Financial Group, Inc... 13,919,406     71,821,469            0.7%
    Mizuho Financial Group, Inc........... 49,478,100     83,308,851            0.9%
    Nissan Motor Co., Ltd.................  6,443,700     65,548,427            0.7%
    Sumitomo Mitsui Financial Group, Inc..  2,854,200     98,959,858            1.0%
    Other Securities......................             1,732,718,474           17.8%
                                                      --------------           -----
TOTAL JAPAN...............................             2,220,530,082           22.8%
                                                      --------------           -----

NETHERLANDS -- (3.2%)
    ING Groep NV..........................  6,261,830     82,199,110            0.8%
    Koninklijke DSM NV....................    739,169     47,509,724            0.5%
    Koninklijke Philips NV................  1,794,168     54,062,166            0.6%
    Other Securities......................               133,730,760            1.4%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               317,501,760            3.3%
                                                      --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities......................                12,145,818            0.1%
                                                      --------------           -----

NORWAY -- (0.8%)
    Other Securities......................                77,275,822            0.8%
                                                      --------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................                 4,088,097            0.0%
                                                      --------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................                99,362,354            1.0%
                                                      --------------           -----

SPAIN -- (2.8%)
    Banco Santander SA.................... 38,416,551    188,242,084            1.9%
    Other Securities......................                91,349,479            1.0%
                                                      --------------           -----
TOTAL SPAIN...............................               279,591,563            2.9%
                                                      --------------           -----

SWEDEN -- (2.2%)
    Nordea Bank AB........................  4,880,877     51,293,747            0.5%
    Other Securities......................               170,725,504            1.8%
                                                      --------------           -----
TOTAL SWEDEN..............................               222,019,251            2.3%
                                                      --------------           -----

SWITZERLAND -- (7.6%)
    ABB, Ltd..............................  4,800,878     99,044,119            1.0%
    Cie Financiere Richemont SA...........  1,271,917     81,771,387            0.8%
    Novartis AG...........................  1,332,371     94,555,149            1.0%
    Swiss Re AG...........................  1,037,390     96,281,939            1.0%
    UBS Group AG..........................  3,448,485     48,753,503            0.5%
    Zurich Insurance Group AG.............    326,468     85,455,128            0.9%
    Other Securities......................               255,861,140            2.6%
                                                      --------------           -----
TOTAL SWITZERLAND.........................               761,722,365            7.8%
                                                      --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                         SHARES       VALUE++     OF NET ASSETS**
                                                         ------       -------     ---------------
UNITED KINGDOM -- (17.7%)
*     Anglo American P.L.C............................  3,284,169 $    45,581,653            0.5%
      Barclays P.L.C. Sponsored ADR...................  4,766,662      43,948,624            0.5%
      BP P.L.C. Sponsored ADR......................... 10,710,966     380,774,841            3.9%
*     Glencore P.L.C.................................. 33,377,354     102,171,610            1.1%
      HSBC Holdings P.L.C............................. 21,477,669     161,751,262            1.7%
#     HSBC Holdings P.L.C. Sponsored ADR..............  3,019,816     113,635,676            1.2%
      Royal Dutch Shell P.L.C. Class A................  2,199,265      54,777,180            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  3,177,301     158,261,344            1.6%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  3,794,361     198,483,024            2.0%
      Vodafone Group P.L.C............................ 58,351,986     160,253,496            1.6%
#     Vodafone Group P.L.C. Sponsored ADR.............  4,011,201     111,671,843            1.1%
      Other Securities................................                242,436,613            2.4%
                                                                  ---------------          ------
TOTAL UNITED KINGDOM..................................              1,773,747,166           18.2%
                                                                  ---------------          ------

UNITED STATES -- (0.0%)
      Other Securities................................                    812,282            0.0%
                                                                  ---------------          ------
TOTAL COMMON STOCKS...................................              9,571,294,827           98.4%
                                                                  ---------------          ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG...................................    535,010      73,764,785            0.8%
      Other Securities................................                 18,272,581            0.1%
                                                                  ---------------          ------
TOTAL GERMANY.........................................                 92,037,366            0.9%
                                                                  ---------------          ------
TOTAL PREFERRED STOCKS................................                 92,037,366            0.9%
                                                                  ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities................................                  2,150,761            0.0%
                                                                  ---------------          ------
SWEDEN -- (0.0%)
      Other Securities................................                    251,828            0.0%
                                                                  ---------------          ------
TOTAL RIGHTS/WARRANTS.................................                  2,402,589            0.0%
                                                                  ---------------          ------
TOTAL INVESTMENT SECURITIES...........................              9,665,734,782
                                                                  ---------------

                                                                      VALUE+
                                                           -          ------             -
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund.................. 31,982,623     370,102,917            3.8%
                                                                  ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $10,045,898,931)...............................            $10,035,837,699          103.1%
                                                                  ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               --------------  -------------- ------- ---------------
Common Stocks
  Australia................... $   63,077,009  $  572,005,173   --    $   635,082,182
  Austria.....................             --       7,798,226   --          7,798,226
  Belgium.....................             --     121,053,616   --        121,053,616
  Canada......................    764,728,758              --   --        764,728,758
  Denmark.....................             --     175,349,382   --        175,349,382
  Finland.....................      2,470,632      72,755,342   --         75,225,974
  France......................        260,795     890,242,846   --        890,503,641
  Germany.....................     67,367,734     642,107,155   --        709,474,889
  Hong Kong...................             --     269,429,626   --        269,429,626
  Ireland.....................      9,750,918      17,804,588   --         27,555,506
  Israel......................             --      37,197,840   --         37,197,840
  Italy.......................     17,693,989      71,404,638   --         89,098,627
  Japan.......................     32,899,160   2,187,630,922   --      2,220,530,082
  Netherlands.................     41,922,122     275,579,638   --        317,501,760
  New Zealand.................             --      12,145,818   --         12,145,818
  Norway......................     10,177,330      67,098,492   --         77,275,822
  Portugal....................             --       4,088,097   --          4,088,097
  Singapore...................             --      99,362,354   --         99,362,354
  Spain.......................      3,796,801     275,794,762   --        279,591,563
  Sweden......................      4,064,405     217,954,846   --        222,019,251
  Switzerland.................     27,724,389     733,997,976   --        761,722,365
  United Kingdom..............  1,033,348,012     740,399,154   --      1,773,747,166
  United States...............             --         812,282   --            812,282
Preferred Stocks
  Germany.....................             --      92,037,366   --         92,037,366
Rights/Warrants
  Spain.......................             --       2,150,761   --          2,150,761
  Sweden......................             --         251,828   --            251,828
Securities Lending Collateral.             --     370,102,917   --        370,102,917
Futures Contracts**...........       (851,802)             --   --           (851,802)
                               --------------  --------------   --    ---------------
TOTAL......................... $2,078,430,252  $7,956,555,645   --    $10,034,985,897
                               ==============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                                   THE U.S. LARGE    THE DFA
                                                                                                     CAP VALUE    INTERNATIONAL
                                                                                                      SERIES*     VALUE SERIES*
                                                                                                   -------------- -------------
ASSETS:
Investments at Value (including $1,407,685 and $362,128 of securities on loan, respectively)......  $20,729,659    $ 9,665,735
Temporary Cash Investments at Value & Cost........................................................      200,994             --
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $820,520 and
 $370,043)........................................................................................      820,651        370,103
Segregated Cash for Futures Contracts.............................................................        6,012          1,176
Foreign Currencies at Value.......................................................................           --          9,101
Cash..............................................................................................           --         17,431
Receivables:
  Investment Securities Sold......................................................................       56,993             --
  Dividends, Interest and Tax Reclaims............................................................       22,805         38,076
  Securities Lending Income.......................................................................          228            158
  Futures Margin Variation........................................................................           --             13
                                                                                                    -----------    -----------
     Total Assets.................................................................................   21,837,342     10,101,793
                                                                                                    -----------    -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................................................      820,496        370,018
  Investment Securities Purchased.................................................................       97,218             --
  Due to Advisor..................................................................................        1,787          1,649
  Futures Margin Variation........................................................................          247             --
Accrued Expenses and Other Liabilities............................................................        1,026            586
                                                                                                    -----------    -----------
     Total Liabilities............................................................................      920,774        372,253
                                                                                                    -----------    -----------
NET ASSETS........................................................................................  $20,916,568    $ 9,729,540
                                                                                                    ===========    ===========
Investments at Cost...............................................................................  $15,139,595    $ 9,675,856
                                                                                                    ===========    ===========
Foreign Currencies at Cost........................................................................  $        --    $     9,131
                                                                                                    ===========    ===========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                THE U.S.      THE DFA
                                                                               LARGE CAP   INTERNATIONAL
                                                                              VALUE SERIES VALUE SERIES
                                                                              ------------ -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $20 and $27,690, respectively).   $481,935     $ 341,886
  Interest...................................................................        712            --
  Income from Securities Lending.............................................      3,444         9,676
                                                                                --------     ---------
     Total Investment Income.................................................    486,091       351,562
                                                                                --------     ---------
EXPENSES
  Investment Management Fees.................................................     19,402        17,844
  Accounting & Transfer Agent Fees...........................................        954           449
  Custodian Fees.............................................................        190           771
  Shareholders' Reports......................................................         81            38
  Directors'/Trustees' Fees & Expenses.......................................        134            62
  Professional Fees..........................................................        361           265
  Other......................................................................        531           339
                                                                                --------     ---------
     Total Expenses..........................................................     21,653        19,768
                                                                                --------     ---------
  Fees Paid Indirectly (Note C)..............................................         --          (212)
                                                                                --------     ---------
  Net Expenses...............................................................     21,653        19,556
                                                                                --------     ---------
  NET INVESTMENT INCOME (LOSS)...............................................    464,438       332,006
                                                                                --------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..............................................    567,193      (261,808)
    Futures..................................................................     21,037         5,988
    Foreign Currency Transactions............................................         --         5,590
    Forward Currency Contracts...............................................         --             8
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............................    (57,128)      (32,753)
    Futures..................................................................     (3,872)         (852)
    Translation of Foreign Currency Denominated Amounts......................         --          (908)
                                                                                --------     ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS)....................................    527,230      (284,735)
                                                                                --------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............   $991,668     $  47,271
                                                                                ========     =========

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                               THE U.S. LARGE CAP VALUE   THE DFA INTERNATIONAL
                                                                        SERIES                 VALUE SERIES
                                                               ------------------------  -----------------------
                                                                   YEAR         YEAR        YEAR         YEAR
                                                                  ENDED        ENDED       ENDED        ENDED
                                                                 OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                                                   2016         2015        2016         2015
                                                               -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................................ $   464,438  $   413,724  $  332,006  $   313,826
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............................     567,193      858,150    (261,808)     244,684
    Futures...................................................      21,037          (43)      5,988           --
    Foreign Currency Transactions.............................          --           --       5,590       (5,879)
    Forward Currency Contracts................................          --           --           8           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................     (57,128)  (1,018,426)    (32,753)  (1,034,230)
    Futures...................................................      (3,872)          --        (852)          --
    Translation of Foreign Currency Denominated Amounts.......          --           --        (908)         654
                                                               -----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................     991,668      253,405      47,271     (480,945)
                                                               -----------  -----------  ----------  -----------
Transactions in Interest:
  Contributions...............................................   1,812,211    1,769,181   1,394,282    1,070,207
  Withdrawals.................................................    (981,368)  (1,305,211)   (939,918)    (705,023)
                                                               -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Transactions in Interest....     830,843      463,970     454,364      365,184
                                                               -----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets..................   1,822,511      717,375     501,635     (115,761)
NET ASSETS
  Beginning of Year...........................................  19,094,057   18,376,682   9,227,905    9,343,666
                                                               -----------  -----------  ----------  -----------
  End of Year................................................. $20,916,568  $19,094,057  $9,729,540  $ 9,227,905
                                                               ===========  ===========  ==========  ===========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                      THE U.S. LARGE CAP VALUE SERIES
                                                      ---------------------------------------------------------------
                                                          YEAR         YEAR         YEAR         YEAR         YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED
                                                        OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                          2016         2015         2014         2013         2012
----------------------------------------------------------------------------------------------------------------------
Total Return.........................................        4.75%        1.32%       15.67%       35.68%       18.31%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $20,916,568  $19,094,057  $18,376,682  $14,838,988  $10,589,152
Ratio of Expenses to Average Net Assets..............        0.11%        0.11%        0.11%        0.11%        0.12%
Ratio of Net Investment Income to Average Net Assets.        2.39%        2.20%        1.90%        1.98%        2.15%
Portfolio Turnover Rate..............................          15%          16%          15%          15%          10%
----------------------------------------------------------------------------------------------------------------------

                                                                            THE DFA INTERNATIONAL VALUE SERIES
                                                              -------------------------------------------------------------
                                                                  YEAR         YEAR         YEAR        YEAR        YEAR
                                                                 ENDED        ENDED        ENDED       ENDED       ENDED
                                                                OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2016         2015         2014        2013        2012
----------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (0.10)%      (5.35)%      (0.72)%      28.18%       3.17%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,729,540   $9,227,905   $9,343,666   $8,792,130  $7,238,249
Ratio of Expenses to Average Net Assets......................       0.22%        0.22%        0.22%        0.22%       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%        0.22%        0.22%        0.22%       0.24%
Ratio of Net Investment Income to Average Net Assets.........       3.72%        3.31%        4.50%        3.20%       3.75%
Portfolio Turnover Rate......................................         17%          21%          17%          15%         14%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this report. The remaining portfolios are presented in separate reports. The Series are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or the Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series. For the year ended October 31, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                     FEES PAID
                                                     INDIRECTLY
                                                     ----------
                 The DFA International Value Series.    $212

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2016, the total related amounts paid by the Trust to the CCO were $83 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $478
                    The DFA International Value Series.  321

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                               PURCHASES    SALES
                                               ---------- ----------
           The U.S. Large Cap Value Series.... $4,375,099 $2,884,283
           The DFA International Value Series.  2,247,033  1,472,195

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               NET
                                                                            UNREALIZED
                                    FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                       COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                    ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series.... $16,161,109  $6,178,300  $  (588,105)   $5,590,195
The DFA International Value Series.  10,045,899   1,179,180   (1,189,241)      (10,061)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FORWARD CURRENCY CONTRACTS: The International Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the International Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the following Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          -------------------    ---------- --------- -------- ----------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)  12/16/16    1,336   $141,623   $(3,872)    $6,012
                                                                      --------   -------     ------
                                                                      $141,623   $(3,872)    $6,012
                                                                      ========   =======     ======

                                                     EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                   DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                             --------------------    ---------- --------- -------- ----------- ----------
The DFA International Value
  Series.................... MINI MSCI EAFE Index(R)  12/16/16     280    $23,320     $(852)     $1,176
                                                                          -------     -----      ------
                                                                          $23,320     $(852)     $1,176
                                                                          =======     =====      ======

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                 FORWARD
                                                 CURRENCY
                                                CONTRACTS* FUTURES
                                                ---------- --------
            The U.S. Large Cap Value Series....      --    $108,242
            The DFA International Value Series.    $402      58,270

* The Series had derivative activity during the period but it did not have open forward currency contract positions at October 31, 2016.

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of October 31, 2016:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Equity contracts          Receivables: Futures       Payables: Futures

                           Margin Variation           Margin Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                            LIABILITY DERIVATIVES VALUE
        -                                   --------------------------
                                              TOTAL VALUE
                                                   AT          EQUITY
                                            OCTOBER 31, 2016 CONTRACTS*
        -                                   ---------------- ----------
        The U.S. Large Cap Value Series....     $(3,872)      $(3,872)
        The DFA International Value Series.        (852)         (852)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Series' Statements of Operations of realized and change in unrealized gains and losses from the Series' derivative instrument holdings through the year ended October 31, 2016:

                                        LOCATION OF GAIN (LOSS)
              DERIVATIVE TYPE           ON DERIVATIVES
              ---------------           -----------------------
              Foreign exchange          Net Realized Gain (Loss)
                contracts                 on: Foreign Currency
                                          Transactions
              Equity contracts          Net Realized Gain (Loss)
                                          on: Futures
                                        Change in Unrealized
                                          Appreciation
                                          (Depreciation) of:
                                          Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                               REALIZED GAIN (LOSS) ON
                                                     DERIVATIVES
                                             ---------------------------
                                                      FOREIGN
                                                     EXCHANGE   EQUITY
                                              TOTAL  CONTRACTS CONTRACTS
                                             ------- --------- ---------
        The U.S. Large Cap Value Series..... $21,037     --     $21,037
        The DFA International Value Series*. $ 5,996    $ 8       5,988


                                                CHANGE IN UNREALIZED
                                            APPRECIATION (DEPRECIATION) ON
                                                    DERIVATIVES
                                            ---------------------------
                                                        FOREIGN
                                                       EXCHANGE   EQUITY
                                             TOTAL     CONTRACTS CONTRACTS
                                            -------    --------- ---------
       The U.S. Large Cap Value Series..... $(3,872)      --      $(3,872)
       The DFA International Value Series*.    (852)      --         (852)

* As of October 31, 2016, there were no forward currency contracts outstanding. During the year ended October 31, 2016, the Series had limited activity in forward currency contracts.

H. LINE OF CREDIT

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                       AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                    INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                    ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series....     0.87%       $53,510          3         $4        $56,418
The DFA International Value Series.     0.96%         6,426         14          2         40,666

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2016.


I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act. For the year ended October 31, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

                                                               REALIZED
       PORTFOLIO                           PURCHASES  SALES   GAIN (LOSS)
       ---------                           --------- -------- -----------
       The U.S. Large Cap Value Series.... $259,866  $167,106  $ 13,371
       The DFA International Value Series.  100,986   137,382   (50,541)

J. SECURITIES LENDING:

   As of October 31, 2016, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short- and/or long-term U.S. Treasuries and U.S. government agency securities with a market value of $631,247 and $21,237, respectively (amounts in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                  AS OF OCTOBER 31, 2016
                                 ---------------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
-                                ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
 Common Stocks, Rights/Warrants. $820,651,306     --         --         --    $820,651,306
THE DFA INTERNATIONAL VALUE SERIES
 Common Stocks.................. $370,102,917     --         --         --    $370,102,917

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

       NAME, POSITION                                PORTFOLIOS WITHIN THE
       WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-------------------------------------------------------------------------------------------------------------------------------
                                             DISINTERESTED TRUSTEES/DIRECTORS
-------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      Since Inception        122 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and DIG.                          investment companies   of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
1947
-------------------------------------------------------------------------------------------------------------------------------
John P. Gould                 DFAIDG-Since 1986      122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Service Professor of Economics, University of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Chicago Booth School of Business (since 1965).
The University of Chicago     DEM-Since 1993                                Member and Chair, Competitive Markets Advisory
Booth School of Business                                                    Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                     trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637                                                           Fund (registered investment company)
1939                                                                        (29 Portfolios) (since 1994). Formerly, Member of
                                                                            the Board of Milwaukee Insurance Company
                                                                            (1997-2010).
-------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAIDG-Since 1981      122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Partner, Zebra Capital Management, LLC (hedge
Yale School of Management     DEM-Since 1993                                fund and asset manager) (since 2001). Consultant
P.O. Box 208200                                                             to Morningstar Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                    Director, BIRR Portfolio Analysis, Inc. (sofware
1943                                                                        Products) (1990- 2010).
-------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear              DFAIDG-Since 2010      122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG    DIG-Since 2010         investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM     DFAITC-Since 2010                             Professor of Human Resources Management and
Stanford University Graduate  DEM-Since 2010                                Economics, Graduate School of Business,
School of Business                                                          Stanford University (since 1995). Cornerstone
434 Galvez Mall                                                             Research (expert testimony and economic and
Stanford, CA 94305                                                          financial analysis) (since 2009). Formerly,
1948                                                                        Chairman of the President George W. Bush's
                                                                            Council of Economic Advisors, State of California
                                                                            (2005-2006). Formerly, Commissioner, White
                                                                            House Panel on Tax Reform (2005)
-------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes              DFAIDG-Since 1981      122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund          DEM-Since 1993                                Stanford University (since 1981). Chairman,
Advisers, LP                                                                Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                                                          Platinum Grove Asset Management, L.P. (hedge
Building 1                                                                  fund) (formerly, Oak Hill Platinum Partners) (1999-
Austin, TX 78746                                                            2009). Formerly, Director, American Centruy Fund
1941                                                                        Complex (registered investment companies)
                                                                            (43 Portfolios) (1980-2014).
-------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                DFAIDG-Since 2000      122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG    DIG-Since 2000         investment companies   Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM     DFAITC-Since 2000                             Booth School of Business (since 1980). Director,
The University of Chicago     DEM-Since 2000                                HNI Corporation (formerly known as HON
Booth School of Business                                                    Industries Inc.) (office furniture) (since 2000).
5807 S. Woodlawn Avenue                                                     Director, Ryder System Inc. (transportation,
Chicago, IL 60637                                                           logistics and supply-chain management) (since
1953                                                                        2003). Trustee, UBS Funds (4 investment
                                                                            companies within the fund complex) (33 portfolios)
                                                                            (since 2009). Formerly, Co-Director Investment
                                                                            Research, Fundamental Investment Advisors
                                                                            (hedge fund) (2008-2011).
-------------------------------------------------------------------------------------------------------------------------------

      NAME, POSITION                                PORTFOLIOS WITHIN THE
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH   LENGTH OF SERVICE            OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
                                              INTERESTED TRUSTEES/DIRECTORS*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth               DFAIDG-Since 1981      122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,  DIG-Since 1992         investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief       DFAITC-Since 1992                             Officer (until 1/1/2010) of the following companies:
Executive Officer            DEM-Since 1993                                Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and
                                                                           Chief Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009- 2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners
                                                                           (2001-2010). Limited Partner, VSC Investors, LLC
                                                                           (since 2007). Trustee, University of Chicago.
                                                                           Trustee, University of Kansas Endowment
                                                                           Association. Formerly, Director, SA Funds
                                                                           (registered investment company). Chairman,
                                                                           Director and Co-Chief Executive Officer of
                                                                           Dimensional Fund Advisors Canada ULC. Director
                                                                           and President (since 2012) of Dimensional Japan
                                                                           Ltd. Chairman, Director, President, and Co-Chief
                                                                           Executive Officer of Dimensional Cayman
                                                                           Commodity Fund I Ltd. (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           DFAIDG-Since 2009      122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief   DIG-Since 2009         investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-    DFAITC-Since 2009                             2014), Director/Trustee, and formerly, Chief
Chief Investment Officer     DEM-Since 2009                                Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President
                                                                           and Co-Chief Investment Officer of Dimensional
                                                                           Fund Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice
                                                                           President of the DFA Entities and Dimensional
                                                                           Fund Advisors Canada ULC. Director and Chief
                                                                           Investment Officer (since December 2012) of
                                                                           Dimensional Japan Ltd.
--------------------------------------------------------------------------------------------------------------------------------

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            TERM OF OFFICE/1/
  NAME AND YEAR OF                           AND LENGTH OF
        BIRTH               POSITION            SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012).
----------------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong  Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (January 2011-January 2016).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013). Director of Dimensional
                                                               Funds plc and Dimensional Funds II plc (since
                                                               November 2013).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President, Director and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
David K. Campbell      Vice President         Since 2016       Vice President of all the DFA Entities. Formerly, DC
1966                                                           Relationship Manager for Dimensional Fund
                                                               Advisors LP (October 2010-January 2016).
----------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015) for
                                                               Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October 2010-
                                                               December 2011).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (June 2011-January 2015) for
                                                        Dimensional Fund Advisors LP; Sales Executive for
                                                        Vanguard (2004-June 2011).
-------------------------------------------------------------------------------------------------------------
James G. Charles     Vice President    Since 2011       Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------
Joseph H. Chi        Vice President    Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                    Portfolio Management (since March 2012) and
                                                        Senior Portfolio Manager (since January 2012) for
                                                        Dimensional Fund Advisors LP. Vice President of
                                                        Dimensional Fund Advisors Canada ULC (since April
                                                        2016). Formerly, Portfolio Manager for Dimensional
                                                        Fund Advisors LP (October 2005 to January 2012).
-------------------------------------------------------------------------------------------------------------
Pil Sun Choi         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Counsel for Dimensional Fund Advisors LP (April
                                                        2012-January 2014); Vice President and Counsel for
                                                        AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------
Stephen A. Clark     Vice President    Since 2004       Vice President of all the DFA Entities. Director and
1972                                                    Vice President of Dimensional Japan Ltd
                                                        (since February 2016). President and Director of
                                                        Dimensional Fund Advisors Canada ULC
                                                        (since February 2016), Vice President of DFA
                                                        Australia Limited (since April 2008) and Director
                                                        (since Oct 2016). Director of Dimensional Advisors
                                                        Ltd, Dimensional Fund Advisors Pte. Ltd., and
                                                        Dimensional Hong Kong Limited, (since April 2016),
                                                        Vice President of Dimensional Fund Advisors Pte
                                                        Ltd. (since June 2016), Head of Global Institutional
                                                        Services for Dimensional Fund Advisors LP
                                                        (since January 2014). Formerly, Vice President of
                                                        Dimensional Fund Advisors Canada ULC (December
                                                        2010-February 2016); Head of Institutional, North
                                                        America (March 2012 to December 2013) and Head
                                                        of Portfolio Management (January 2006 to March
                                                        2012) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
Matthew B. Cobb      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (September 2011-March 2013); Vice President at
                                                        MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------
Rose C. Cooke        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (August 2010-March 2014).
-------------------------------------------------------------------------------------------------------------
Ryan Cooper          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (2003-March 2014).
-------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell   Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------
Robert P. Cornell    Vice President    Since 2007       Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------
John W. Crill (Wes)  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                    Senior Associate, Research (January 2015-January
                                                        2016); Associate, Research (January 2014-January
                                                        2015); Analyst, Research (July 2010-January 2014)
                                                        for Dimensional Fund Advisors LP.

                                             TERM OF OFFICE/1/
   NAME AND YEAR OF                           AND LENGTH OF
        BIRTH                POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and     Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief                            of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                      Dimensional Fund Advisors Ltd. Chief Compliance
                                                                Officer and Chief Privacy Officer of Dimensional
                                                                Fund Advisors Canada ULC, Chief Compliance
                                                                Officer of Dimensional Fund Advisors Pte. Ltd.
                                                                Formerly, Vice President and Global Chief
                                                                Compliance Officer for Dimensional SmartNest (US)
                                                                LLC (October 2010-2014).
----------------------------------------------------------------------------------------------------------------------
John T. Curnutte        Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1980                                                            Manager, Research Systems (November 2012-
                                                                January 2016) for Dimensional Fund Advisors LP;
                                                                Assistant Vice President, Oaktree Capital
                                                                Management (April 2011-October 2012.
----------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                            Regional Director (July 2013-January 2015) for
                                                                Dimensional Fund Advisors LP; Relationship
                                                                Manager for Blackrock, Inc. (July 2011-July
                                                                2013);Vice President for Towers Watson (formerly,
                                                                WellsCanning) (June 2009-July 2011).
----------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President         Since 1999       Vice President of all the DFA Entities.
1956
----------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                            Limited and Dimensional Fund Advisors Canada
                                                                ULC.
----------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                            Regional Director (January 2012-January 2014) and
                                                                Senior Associate (August 2010-December 2011) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                            Regional Director (May 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Vice President,
                                                                Portfolio Specialist (January 2007-May 2011) for
                                                                Morgan Stanley Investment Management.
----------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                            Associate, Research (November 2012-January
                                                                2015) for Dimensional Fund Advisors LP; Senior
                                                                Consultant, NERA Economic Consulting, New York
                                                                (May 2010-November 2012).
----------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President         Since 2010       Vice President of all the DFA Entities. Chief Data
1972                                                            Officer for Dimensional Fund Advisors LP
                                                                (since January 2016).
----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President         Since 2001       Vice President of all the DFA Entities.
1970
----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                            Marketing for Dimensional Fund Advisors LP
                                                                (since February 2013). Formerly, Senior Manager of
                                                                Research and Marketing for Dimensional Fund
                                                                Advisors LP (June 2012-January 2013); Director of
                                                                Mutual Fund Analysis at Morningstar (January 2008-
                                                                May 2012).
----------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                            Regional Director (May 2008-January 2015) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                    Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Pte. Ltd. (since April 2013). Formerly, Chief
                                                                Operating Officer for Dimensional Fund Advisors Ltd.
                                                                (July 2008-March 2013).

                                              TERM OF OFFICE/1/
  NAME AND YEAR OF                             AND LENGTH OF
       BIRTH                 POSITION             SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker   Vice President            Since 2004       Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall        Vice President            Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                             Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) of
                                                                 Dimensional Fund Advisors LP. Vice President of
                                                                 Dimensional Fund Advisors Canada ULC (since April
                                                                 2016). Formerly, Portfolio Manager of Dimensional
                                                                 Fund Advisors LP (September 2004-January 2012).
------------------------------------------------------------------------------------------------------------------------
Edward A. Foley       Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors LP
                                                                 (August 2011-January 2014); Senior Vice President
                                                                 of First Trust Advisors L.P. (2007-July 2011).
------------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster   Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                             Senior Associate (May 2011-January 2015) for
                                                                 Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman     Vice President            Since 2009       Vice President of all the DFA Entities.
1970
------------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President            Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1970                                                             President for Dimensional SmartNest (US) LLC
                                                                 (January 2012-November 2014); Senior Vice
                                                                 President for Morningstar (July 2004-July 2011).
------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President            Since 2007       Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President            Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
------------------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President            Since 2000       Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President            Since 2007       Vice President of all the DFA Entities.
1974
------------------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President            Since 2011       Vice President of all the DFA Entities. Senior Trader
1975                                                             for Dimensional Fund Advisors LP (since 2012).
                                                                 Formerly, Senior Trader (2009-2012).
------------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP (January
                                                                 2011-January 2014).
------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President            Since 2007       Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President            Since 2005       Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President, Chief     Since 2016       Vice President, Chief Financial Officer, and
1958                  Financial Officer, and                     Treasurer of all the DFA Entities. Interim Chief
                      Treasurer                                  Financial Officer, interim Treasurer and Vice
                                                                 President of Dimensional Advisors Ltd., Dimensional
                                                                 Hong Kong Limited, Dimensional Cayman
                                                                 Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                 Canada ULC, Dimensional Fund Advisors Pte. Ltd,
                                                                 DFA Australia Ltd. Formerly, interim Chief Financial
                                                                 Officer and interim Treasurer (April 2016-September
                                                                 2016), and Controller (August 2015-September
                                                                 2016) of all the DFA Entities); Vice President of
                                                                 T. Rowe Price Group, Inc. and Director of Investment
                                                                 Treasury and Treasurer of the T. Rowe Price Funds
                                                                 (March 2008-July 2015).
------------------------------------------------------------------------------------------------------------------------
Christine W. Ho       Vice President            Since 2004       Vice President of all the DFA Entities.
1967

                                        TERM OF OFFICE/1/
   NAME AND YEAR OF                      AND LENGTH OF
        BIRTH              POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Michael C. Horvath      Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                       Managing Director, Co-Head Global Consultant
                                                           Relations at BlackRock (2004-2011).
-----------------------------------------------------------------------------------------------------------------
Mark A. Hunter          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                       Senior Compliance Officer (November 2010-January
                                                           2015) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Alan R. Hutchison       Vice President    Since 2016       Vice President of all the DFA Entities. Portfolio
1977                                                       Manager for Dimensional Fund Advisors LP (January
                                                           2013-Present). Formerly, Investment Associate for
                                                           Dimensional Fund Advisors LP (January 2010-
                                                           January 2013).
-----------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (April 2006-January 2016).
-----------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                       Manager, IT Service Management (October 2014-
                                                           January 2016); Manager, Managed DC Systems
                                                           (October 2005-October 2014) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President    Since 2004       Vice President of all the DFA Entities and
1973                                                       Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                       Manager of Sales and Marketing Systems (January
                                                           2011-January 2014) for Dimensional Fund Advisors
                                                           LP.
-----------------------------------------------------------------------------------------------------------------
Stephen W. Jones        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                       Facilities Manager for Dimensional Fund Advisors
                                                           LP (October 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------
Scott P. Kaup           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                       Senior Manager, Investment Operations (January
                                                           2014-January 2015) and Investment Operations
                                                           Manager (May 2008-January 2014) for Dimensional
                                                           Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
David M. Kavanaugh      Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                       Operations for Financial Advisor Services for
                                                           Dimensional Fund Advisors LP (since July 2014).
                                                           Formerly, Counsel of Dimensional Fund Advisors LP
                                                           (August 2011-January 2014); Associate at Andrews
                                                           Kurth LLP (2006-2011).
-----------------------------------------------------------------------------------------------------------------
Patrick M. Keating      Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                       Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP and Dimensional Japan Ltd. Chief
                                                           Operating Officer and Director of Dimensional Japan
                                                           Ltd. Formerly, Vice President of DFA Securities LLC,
                                                           Dimensional Cayman Commodity Fund I Ltd. and
                                                           Dimensional Advisors Ltd (until February 2015);
                                                           Chief Operating Officer of Dimensional Holdings Inc.,
                                                           DFA Securities LLC, Dimensional Fund Advisors LP,
                                                           Dimensional Cayman Commodity Fund I Ltd.,
                                                           Dimensional Advisors Ltd. and Dimensional Fund
                                                           Advisors Pte. Ltd. (until February 2015); Director,
                                                           Vice President, and Chief Privacy Officer of
                                                           Dimensional Fund Advisors Canada ULC (until
                                                           February 2015); Director of DFA Australia Limited,
                                                           Dimensional Fund Advisors Ltd. and Dimensional
                                                           Advisors Ltd. (until February 2015); and Director and
                                                           Vice President of Dimensional Hong Kong Limited
                                                           and Dimensional Fund Advisors Pte. Ltd. (until
                                                           February 2015).
-----------------------------------------------------------------------------------------------------------------
Andrew K. Keiper        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (October 2004-January 2013).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                    Manager for Dimensional Fund Advisors LP
                                                        (since June 2004).
---------------------------------------------------------------------------------------------------------------
Arun C. Keswani      Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1975                                                    Portfolio Manager for Dimensional Fund Advisors LP
                                                        (January 2015-Present). Formerly, Portfolio Manager
                                                        (January 2013-January 2015) and Investment
                                                        Associate (October 2011-January 2013) for
                                                        Dimensional Fund Advisors LP; Investment Banking
                                                        Associate at Morgan Stanley (August 2010-
                                                        September 2011).
---------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors LP
                                                        (September 2012-January 2014); Vice President and
                                                        Global Creative Director at Morgan Stanley (2007-
                                                        2012); Visiting Assistant Professor, Graduate
                                                        Communications Design at Pratt Institute (2004-
                                                        2012).
---------------------------------------------------------------------------------------------------------------
Natalia Y. Knych     Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, RFP, Institutional (January 2015-January
                                                        2016); Senior Associate, Institutional (April 2007-
                                                        January 2015) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors LP
                                                        (since January 2012). Formerly, Portfolio Manager
                                                        for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------
Michael F. Lane      Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                    Chief Executive Officer for Dimensional SmartNest
                                                        (US) LLC (July 2012-November 2014).
---------------------------------------------------------------------------------------------------------------
Francis R. Lao       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
1969                                                    President -- Global Operations at Janus Capital
                                                        Group (2005-2011).
---------------------------------------------------------------------------------------------------------------
David F. LaRusso     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                    Senior Trader (January 2010-December 2012) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Juliet H. Lee        Vice President    Since 2005       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------
Marlena I. Lee       Vice President    Since 2011       Vice President of all the DFA Entities.
1980
---------------------------------------------------------------------------------------------------------------
Paul A. Lehman       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (July 2013-January 2015) for
                                                        Dimensional Fund Advisors LP; Chief Investment
                                                        Officer (April 2005-April 2013) for First Citizens
                                                        Bancorporation.
---------------------------------------------------------------------------------------------------------------
John B. Lessley      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2008-January 2013).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Joy L. Lopez         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Senior Tax Manager (February 2013-January 2015)
                                                        for Dimensional Fund Advisors LP; Vice President
                                                        and Tax Manager, North America (August 2006-April
                                                        2012) for Pacific Investment Management Company.
-----------------------------------------------------------------------------------------------------------
Apollo D. Lupescu    Vice President    Since 2009       Vice President of all the DFA Entities.
1969
-----------------------------------------------------------------------------------------------------------
Timothy P. Luyet     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                    Senior Manager, Marketing Operations (January
                                                        2014-January 2015), Manager, Client Systems
                                                        (October 2011-January 2014) and RFP Manager
                                                        (April 2010-October 2011) for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------
Peter Magnusson      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1969                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2011-January 2014).
-----------------------------------------------------------------------------------------------------------
Kenneth M. Manell    Vice President    Since 2010       Vice President of all the DFA Entities and
1972                                                    Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------
Aaron M. Marcus      Vice President    Since 2008       Vice President of all DFA Entities and Head of
1970                                                    Global Human Resources for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1965                                                    Senior Compliance Officer (May 2012-January 2015)
                                                        for Dimensional Fund Advisors LP; Chief
                                                        Compliance Officer (April 2010-April 2012) for Al
                                                        Frank Asset Management.
-----------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1975                                                    Regional Director of Dimensional Fund Advisors LP
                                                        (January 2009-January 2014).
-----------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1984                                                    Regional Director (January 2009-January 2014) and
                                                        Senior Associate (2011) for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------
Francis L. McNamara  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1959                                                    Manager, Project Management Office for
                                                        Dimensional Fund Advisors LP (October 2006-
                                                        January 2016).
-----------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1981                                                    Manager (since September 2011) for Dimensional
                                                        Fund Advisors LP. Formerly, Portfolio Manager for
                                                        Wells Capital Management (October 2004-
                                                        September 2011).
-----------------------------------------------------------------------------------------------------------
Tracy R. Mitchell    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1974                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (September 2013-January 2016); Managing Director,
                                                        Client Services, Charles Schwab (December 2009-
                                                        August 2013).
-----------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, Investment Systems (2011-January 2013)
                                                        for Dimensional Fund Advisors LP.

                                                TERM OF OFFICE/1/
 NAME AND YEAR OF                                 AND LENGTH OF
       BIRTH               POSITION                  SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and     Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary              and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC
                                                                       (since June 2003), Dimensional Cayman Commodity
                                                                       Fund I Ltd., Dimensional Japan Ltd (since February
                                                                       2012), Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
-----------------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director (June 2011-January 2015) for
                                                                       Dimensional Fund Advisors LP; Sales Executive for
                                                                       Vanguard (July 2008-May 2011).
-----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and     Since 2013                 Vice President and Deputy Chief Compliance Officer
1961                 Deputy Chief                                      of all the DFA Entities. Deputy Chief Compliance
                     Compliance Officer                                Officer of Dimensional Fund Advisors LP
                                                                       (since December 2012). Formerly, Chief Compliance
                                                                       Officer of Wellington Management Company, LLP
                                                                       (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President         Since 2010                 Vice President of all the DFA Entities, Dimensional
1974                                                                   Cayman Commodity Fund I Ltd., and Dimensional
                                                                       Fund Advisors Canada ULC (since April 2016).
                                                                       Deputy General Counsel, Funds (since 2011).
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Chief Investment       and Co-Chief Investment    the DFA Entities, Dimensional Fund Advisors
                     Officer                Officer since 2014         Canada ULC, and Dimensional Japan Ltd. Director
                                                                       of Dimensional Funds plc and Dimensional Fund II
                                                                       plc.
-----------------------------------------------------------------------------------------------------------------------------
Randy C. Olson       Vice President         Since 2016                 Vice President of all the DFA Entities. Formerly,
1980                                                                   Senior Compliance Officer for Dimensional Fund
                                                                       Advisors LP (July 2014-January 2016); Vice
                                                                       President Regional Head of Investment Compliance,
                                                                       Asia, PIMCO Asia Private Limited (July 2012-July
                                                                       2014); Country Compliance Officer, Janus Capital,
                                                                       Singapore Private Limited (May 2011-June 2012).
-----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                   Manager for Dimensional Fund Advisors LP
                                                                       (since July 2005).
-----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President         Since 2010                 Vice President of all the DFA Entities.
1978
-----------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (2012-January 2013); Senior Consultant (June 2011-
                                                                       December 2011) and Senior Investment Analyst and
                                                                       Consultant (July 2008-June 2011) at Hewitt
                                                                       EnnisKnupp.

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
Mary T. Phillips     Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1981                                                    Portfolio Manager (January 2015-present). Formerly,
                                                        Portfolio Manager (April 2014-January 2015) and
                                                        Investment Associate for Dimensional Fund Advisors
                                                        LP (July 2012-March 2014).
---------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce    Vice President    Since 2015       Vice President of all the DFA Entities. Senior
1984                                                    Manager, Advisor Benchmarking (since January
                                                        2015) for Dimensional Fund Advisors LP. Formerly,
                                                        Manager, Advisor Benchmarking (April 2012-
                                                        December 2014) for Dimensional Fund Advisors LP;
                                                        Senior Manager, Research and Consulting (October
                                                        2010-April 2012) for Crain Communications Inc.
---------------------------------------------------------------------------------------------------------------
Olivian T. Pitis     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                    Regional Director (May 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Brian P. Pitre       Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
1976                                                    Dimensional Fund Advisors LP (since February
                                                        2015). Formerly, Chief Financial Officer and General
                                                        Counsel for Relentless (March 2014-January 2015);
                                                        Vice President of all the DFA Entities (January 2013-
                                                        March 2014); Counsel for Dimensional Fund
                                                        Advisors LP (January 2009-March 2014).
---------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President    Since 1993       Vice President of all the DFA Entities, DFA Australia
1961                                                    Limited, Dimensional Fund Advisors Ltd. and
                                                        Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President    Since 2011       Vice President of all the DFA Entities. Senior
1970                                                    Portfolio Manager for Dimensional Fund Advisors LP
                                                        (since January 2015). Formerly, Portfolio Manager
                                                        for Dimensional Fund Advisors LP (2006-January
                                                        2015).
---------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1967                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2011-January 2014).
---------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1969                                                    Planning and Analysis Manager for Dimensional
                                                        Fund Advisors LP (July 2007-January 2014).
---------------------------------------------------------------------------------------------------------------
Cory T. Riedberger   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director (March 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1981                                                    Research Associate (June 2011-January 2012) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                    Senior Fund Accounting Manager (July 2013-
                                                        January 2015) for Dimensional Fund Advisors LP;
                                                        Senior Financial Consultant and Chief Accounting
                                                        Officer (July 2002-July 2013) for MFS Investment
                                                        Management.
---------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1978                                                    President for Dimensional SmartNest (US) LLC
                                                        (September 2010-November 2014).
---------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for Dimensional
                                                        Fund Advisors LP (January 2012-January 2014);
                                                        Director of Human Resources at Spansion, Inc.
                                                        (March 2009-December 2011).

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                     Manager Investment Analytics and Data (January
                                                         2014-January 2015), Senior Associate, Investment
                                                         Analytics and Data (January 2013-January 2014),
                                                         Associate, Investment Analytics and Data (January
                                                         2012-January 2013), and Investment Data Analyst
                                                         (April 2010-January 2012) for Dimensional Fund
                                                         Advisors LP.
------------------------------------------------------------------------------------------------------------
Julie A. Saft         Vice President    Since 2010       Vice President of all the DFA Entities.
1959
------------------------------------------------------------------------------------------------------------
Joel P. Schneider     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                     Manager (since 2013) for Dimensional Fund
                                                         Advisors LP. Formerly, Investment Associate (April
                                                         2011-January 2013) for Dimensional Fund Advisors
                                                         LP.
------------------------------------------------------------------------------------------------------------
Ashish Shrestha       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director (September 2009-January 2015)
                                                         for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Bruce A. Simmons      Vice President    Since 2009       Vice President of all the DFA Entities.
1965
------------------------------------------------------------------------------------------------------------
Ted R. Simpson        Vice President    Since 2007       Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------
Bhanu P. Singh        Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                     Portfolio Manager for Dimensional Fund Advisors LP
                                                         (since January 2015). Formerly, Portfolio Manager
                                                         (January 2012-January 2015) and Investment
                                                         Associate for Dimensional Fund Advisors LP
                                                         (August 2010-December 2011).
------------------------------------------------------------------------------------------------------------
Bryce D. Skaff        Vice President    Since 2007       Vice President of all the DFA Entities.
1975
------------------------------------------------------------------------------------------------------------
Lukas J. Smart        Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                     Manager of Dimensional Fund Advisors LP
                                                         (since January 2010).
------------------------------------------------------------------------------------------------------------
Andrew D. Smith       Vice President    Since 2011       Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------
Grady M. Smith        Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                     Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------
Matthew Snider        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2011-January 2016); Sales Executive,
                                                         Vanguard (May 2008-August 2011).
------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President    Since 2004       Vice President of all the DFA Entities.
1947
------------------------------------------------------------------------------------------------------------
Charlene L. St. John  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1965                                                     Senior Manager for Dimensional Fund Advisors LP
                                                         (September 2014-January 2016); Vice President of
                                                         Marketing, Forward Management/Salient (January
                                                         2008-February 2014).
------------------------------------------------------------------------------------------------------------
Brent M. Stone        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                     Project Manager (September 2012-December 2015)
                                                         and Manager, Corporate Systems for Dimensional
                                                         Fund Advisors LP (January 2011-September 2012).
------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (April 2010-January 2013).
------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data (2012-
                                                         January 2013) and Research Assistant (2002-2011)
                                                         for Dimensional Fund Advisors LP.

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
James J. Taylor       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                     Accounting Manager for Dimensional Fund Advisors
                                                         LP (November 2009-January 2016).
---------------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) for
                                                         Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (January 2008-January 2012).
---------------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
---------------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015) for
                                                         Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                     Limited, Dimensional Fund Advisors Ltd., and
                                                         Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2008-January 2014).
---------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP
                                                         (since 2004).
---------------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015) for
                                                         Dimensional Fund Advisors LP; Director of Marketing
                                                         and Investor Relations for Treaty Oak Capital
                                                         Management (July 2011-October 2011); Vice
                                                         President for Rockspring Capital (October 2010-July
                                                         2011).
---------------------------------------------------------------------------------------------------------------
Griffin S. Watkins    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1985                                                     Regional Director (January 2014-January 2016) and
                                                         Senior Associate (January 2011-December 2013).for
                                                         Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Timothy P. Wei        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1968                                                     Counsel for Dimensional Fund Advisors LP (July
                                                         2014-January 2016); Assistant General Counsel,
                                                         Teacher Retirement System of Texas (October
                                                         2008-June 2014).
---------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
---------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
---------------------------------------------------------------------------------------------------------------
Kristina M. Williams  Vice President    Since 2016       Vice President of all the DFDA Entities. Formerly,
1975                                                     Client Service Supervisor for Dowling & Yahnke
                                                         (July 2014-January 2016); Head of Operations for
                                                         The Elements Financial Group (January 2013-June
                                                         2014); Head of Operations for Vericimetry Advisors
                                                         LLC (July 2011-December 2012).
---------------------------------------------------------------------------------------------------------------
Jeremy J. Willis      Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Manager, Client Systems for Dimensional Fund
                                                         Advisors LP (May 2012-January 2016); Vice
                                                         President, Implementations, Citigroup (August 2006-
                                                         October 2011).
---------------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                     Global Recruiting and Development (since June
                                                         2014) for Dimensional Fund Advisors LP. Formerly,
                                                         Senior Manager, Recruiting (December 2012-June
                                                         2014) for Dimensional Fund Advisors LP; Co-Head
                                                         of Global Recruiting (May 2009-November 2012) for
                                                         Two Sigma Investments.
---------------------------------------------------------------------------------------------------------------

                                  TERM OF OFFICE/1/
NAME AND YEAR OF                   AND LENGTH OF
     BIRTH           POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------
Cecelia K. Wong   Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1981                                                 Client Service Manager for Dimensional Fund
                                                     Advisors LP (June 2005-January 2016).
-------------------------------------------------------------------------------------------------------
Craig A. Wright   Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                 Accounting Manager for Dimensional Fund Advisors
                                                     LP (November 2011-January 2016); Senior
                                                     Associate, PricewaterhouseCoopers LP (July 2009-
                                                     November 2011).
-------------------------------------------------------------------------------------------------------
Joseph L. Young   Vice President    Since 2011       Vice President of all the DFA Entities.
1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2015 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                        QUALIFYING FOR
                     NET                                                  CORPORATE
DIMENSIONAL      INVESTMENT    SHORT-TERM     LONG-TERM                   DIVIDENDS    QUALIFYING              FOREIGN
INVESTMENT         INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL        RECEIVED     DIVIDEND  FOREIGN TAX   SOURCE
GROUP INC.      DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION (1)  INCOME (2) CREDIT (3)  INCOME (4)
-----------     ------------- ------------- ------------- ------------- -------------- ---------- ----------- ----------
U.S. Large
 Cap Value
 Portfolio II..      100%          --            --            100%          100%         100%        --          --
DFA
 International
 Value
 Portfolio II..       54%          --            46%           100%          100%         100%         5%        100%

                           QUALIFYING
                             SHORT-
DIMENSIONAL     QUALIFYING    TERM
INVESTMENT       INTEREST   CAPITAL
GROUP INC.      INCOME (5)  GAIN (6)
-----------     ---------- ----------
U.S. Large
 Cap Value
 Portfolio II..    100%       100%
DFA
 International
 Value
 Portfolio II..    100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-009A
 [LOGO]Recycled Recyclable                                           00185761

[LOGO]

ANNUAL REPORT
year ended: October 31, 2016

Dimensional Investment Group Inc.
DFA International Value Portfolio III
U.S. Large Cap Value Portfolio III
Tax-Managed U.S. Marketwide Value Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/ Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1
  DIMENSIONAL INVESTMENT GROUP INC.
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................   4
     Disclosure of Fund Expenses........................................   7
     Disclosure of Portfolio Holdings...................................   9
     Schedules of Investments
         DFA International Value Portfolio III..........................  10
         U.S. Large Cap Value Portfolio III.............................  10
         Tax-Managed U.S. Marketwide Value Portfolio II.................  10
     Statements of Assets and Liabilities...............................  11
     Statements of Operations...........................................  12
     Statements of Changes in Net Assets................................  13
     Financial Highlights...............................................  14
     Notes to Financial Statements......................................  16
     Report of Independent Registered Public Accounting Firm............  22
     Section 19(a) Notice...............................................  23
  THE DFA INVESTMENT TRUST COMPANY
     Performance Charts.................................................  24
     Management's Discussion and Analysis...............................  26
     Disclosure of Fund Expenses........................................  29
     Disclosure of Portfolio Holdings...................................  31
     Summary Schedules of Portfolio Holdings
         The DFA International Value Series.............................  32
         The U.S. Large Cap Value Series................................  36
         The Tax-Managed U.S. Marketwide Value Series...................  39
     Statements of Assets and Liabilities...............................  42
     Statements of Operations...........................................  43
     Statements of Changes in Net Assets................................  44
     Financial Highlights...............................................  45
     Notes to Financial Statements......................................  46
     Report of Independent Registered Public Accounting Firm............  56
  FUND MANAGEMENT.......................................................  57
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES...........................  72
  NOTICE TO SHAREHOLDERS................................................  73

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
---------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO III VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

                 DFA International              MSCI World ex USA
                Value Portfolio III           Index (net dividends)
               ---------------------          ---------------------
10/31/2006            $10,000                       $10,000
11/30/2006             10,327                        10,298
12/31/2006             10,734                        10,593
 1/31/2007             10,936                        10,658
 2/28/2007             10,927                        10,743
 3/31/2007             11,276                        11,018
 4/30/2007             11,849                        11,520
 5/31/2007             12,253                        11,775
 6/30/2007             12,161                        11,787
 7/31/2007             11,826                        11,624
 8/31/2007             11,690                        11,456
 9/30/2007             12,303                        12,107
10/31/2007             12,898                        12,633
11/30/2007             12,116                        12,139
12/31/2007             11,852                        11,911
 1/31/2008             10,893                        10,837
 2/29/2008             10,753                        11,033
 3/31/2008             10,883                        10,876
 4/30/2008             11,368                        11,480
 5/31/2008             11,374                        11,655
 6/30/2008             10,249                        10,748
 7/31/2008              9,961                        10,366
 8/31/2008              9,544                         9,965
 9/30/2008              8,425                         8,526
10/31/2008              6,316                         6,753
11/30/2008              5,923                         6,386
12/31/2008              6,375                         6,723
 1/31/2009              5,497                         6,096
 2/28/2009              4,819                         5,479
 3/31/2009              5,344                         5,840
 4/30/2009              6,328                         6,593
 5/31/2009              7,269                         7,427
 6/30/2009              7,163                         7,350
 7/31/2009              8,008                         8,040
 8/31/2009              8,466                         8,425
 9/30/2009              8,905                         8,773
10/31/2009              8,550                         8,632
11/30/2009              8,799                         8,845
12/31/2009              8,901                         8,986
 1/31/2010              8,388                         8,565
 2/28/2010              8,416                         8,557
 3/31/2010              9,084                         9,107
 4/30/2010              8,928                         8,972
 5/31/2010              7,883                         7,982
 6/30/2010              7,744                         7,866
 7/31/2010              8,714                         8,593
 8/31/2010              8,288                         8,336
 9/30/2010              9,175                         9,136
10/31/2010              9,495                         9,462
11/30/2010              9,016                         9,061
12/31/2010              9,859                         9,790
 1/31/2011             10,283                        10,001
 2/28/2011             10,622                        10,372
 3/31/2011             10,333                        10,164
 4/30/2011             10,879                        10,718
 5/31/2011             10,488                        10,400
 6/30/2011             10,342                        10,252
 7/31/2011             10,014                        10,083
 8/31/2011              8,937                         9,231
 9/30/2011              7,963                         8,304
10/31/2011              8,730                         9,111
11/30/2011              8,441                         8,690
12/31/2011              8,214                         8,595
 1/31/2012              8,769                         9,059
 2/29/2012              9,222                         9,557
 3/31/2012              9,152                         9,487
 4/30/2012              8,824                         9,326
 5/31/2012              7,730                         8,262
 6/30/2012              8,281                         8,804
 7/31/2012              8,244                         8,913
 8/31/2012              8,586                         9,168
 9/30/2012              8,893                         9,446
10/31/2012              9,003                         9,512
11/30/2012              9,144                         9,712
12/31/2012              9,595                        10,006
 1/31/2013             10,049                        10,498
 2/28/2013              9,746                        10,393
 3/31/2013              9,779                        10,476
 4/30/2013             10,259                        10,953
 5/31/2013             10,133                        10,708
 6/30/2013              9,781                        10,307
 7/31/2013             10,444                        10,855
 8/31/2013             10,373                        10,715
 9/30/2013             11,157                        11,472
10/31/2013             11,538                        11,857
11/30/2013             11,584                        11,930
12/31/2013             11,837                        12,110
 1/31/2014             11,403                        11,621
 2/28/2014             12,054                        12,255
 3/31/2014             11,969                        12,200
 4/30/2014             12,175                        12,392
 5/31/2014             12,306                        12,584
 6/30/2014             12,462                        12,763
 7/31/2014             12,182                        12,536
 8/31/2014             12,189                        12,546
 9/30/2014             11,658                        12,030
10/31/2014             11,454                        11,839
11/30/2014             11,461                        11,985
12/31/2014             11,029                        11,586
 1/31/2015             10,957                        11,545
 2/28/2015             11,745                        12,235
 3/31/2015             11,499                        12,030
 4/30/2015             12,128                        12,551
 5/31/2015             12,135                        12,442
 6/30/2015             11,781                        12,089
 7/31/2015             11,671                        12,280
 8/31/2015             10,803                        11,386
 9/30/2015             10,065                        10,811
10/31/2015             10,835                        11,624
11/30/2015             10,694                        11,439
12/31/2015             10,351                        11,234
 1/31/2016              9,543                        10,461
 2/28/2016              9,239                        10,315
 3/31/2016              9,943                        11,015
 4/30/2016             10,426                        11,369
 5/31/2016             10,226                        11,241
 6/30/2016              9,858                        10,899
 7/31/2016             10,295                        11,435
 8/31/2016             10,569                        11,446
 9/30/2016             10,684                        11,585
10/31/2016             10,825                        11,360








                                                                       Past performance is not predictive of
                                                                       future performance.
                                                                       The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE        TEN              would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS      YEARS             redemption of fund shares.
         -------------------------------------------------------       MSCI data copyright MSCI 2016, all
                              -0.09%      4.40%      0.80%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO III VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

                U.S. Large Cap
              Value Portfolio III       Russell 1000/R/ Value Index
             ---------------------      ---------------------------
 10/31/2006        $10,000                        $10,000
 11/30/2006         10,188                         10,228
 12/31/2006         10,392                         10,458
  1/31/2007         10,698                         10,592
  2/28/2007         10,537                         10,427
  3/31/2007         10,607                         10,588
  4/30/2007         11,059                         10,979
  5/31/2007         11,516                         11,375
  6/30/2007         11,331                         11,109
  7/31/2007         10,629                         10,595
  8/31/2007         10,424                         10,714
  9/30/2007         10,694                         11,082
 10/31/2007         10,753                         11,083
 11/30/2007         10,152                         10,542
 12/31/2007         10,121                         10,440
  1/31/2008          9,733                         10,022
  2/29/2008          9,437                          9,602
  3/31/2008          9,344                          9,530
  4/30/2008          9,933                          9,994
  5/31/2008         10,174                          9,978
  6/30/2008          9,057                          9,023
  7/31/2008          8,960                          8,991
  8/31/2008          9,132                          9,144
  9/30/2008          8,313                          8,472
 10/31/2008          6,441                          7,005
 11/30/2008          5,812                          6,503
 12/31/2008          5,997                          6,593
  1/31/2009          5,284                          5,835
  2/28/2009          4,548                          5,055
  3/31/2009          4,994                          5,488
  4/30/2009          5,801                          6,076
  5/31/2009          6,251                          6,452
  6/30/2009          6,170                          6,404
  7/31/2009          6,758                          6,928
  8/31/2009          7,215                          7,290
  9/30/2009          7,528                          7,572
 10/31/2009          7,206                          7,340
 11/30/2009          7,611                          7,754
 12/31/2009          7,822                          7,891
  1/31/2010          7,637                          7,669
  2/28/2010          7,972                          7,911
  3/31/2010          8,593                          8,426
  4/30/2010          8,864                          8,645
  5/31/2010          8,107                          7,934
  6/30/2010          7,493                          7,487
  7/31/2010          8,078                          7,994
  8/31/2010          7,590                          7,652
  9/30/2010          8,334                          8,246
 10/31/2010          8,644                          8,493
 11/30/2010          8,577                          8,448
 12/31/2010          9,416                          9,115
  1/31/2011          9,716                          9,321
  2/28/2011         10,241                          9,665
  3/31/2011         10,290                          9,703
  4/30/2011         10,547                          9,962
  5/31/2011         10,400                          9,856
  6/30/2011         10,213                          9,654
  7/31/2011          9,745                          9,334
  8/31/2011          8,921                          8,752
  9/30/2011          8,019                          8,090
 10/31/2011          9,132                          9,016
 11/30/2011          9,058                          8,970
 12/31/2011          9,128                          9,151
  1/31/2012          9,583                          9,497
  2/29/2012         10,137                          9,875
  3/31/2012         10,322                         10,168
  4/30/2012         10,110                         10,064
  5/31/2012          9,391                          9,474
  6/30/2012          9,899                          9,945
  7/31/2012          9,993                         10,047
  8/31/2012         10,389                         10,266
  9/30/2012         10,773                         10,591
 10/31/2012         10,805                         10,539
 11/30/2012         10,824                         10,535
 12/31/2012         11,152                         10,753
  1/31/2013         11,935                         11,452
  2/28/2013         12,087                         11,616
  3/31/2013         12,665                         12,076
  4/30/2013         12,799                         12,259
  5/31/2013         13,322                         12,573
  6/30/2013         13,175                         12,463
  7/31/2013         13,964                         13,135
  8/31/2013         13,553                         12,637
  9/30/2013         13,949                         12,954
 10/31/2013         14,657                         13,521
 11/30/2013         15,269                         13,898
 12/31/2013         15,679                         14,250
  1/31/2014         15,057                         13,744
  2/28/2014         15,566                         14,338
  3/31/2014         15,933                         14,681
  4/30/2014         16,040                         14,820
  5/31/2014         16,391                         15,037
  6/30/2014         16,838                         15,430
  7/31/2014         16,711                         15,167
  8/31/2014         17,245                         15,725
  9/30/2014         16,820                         15,400
 10/31/2014         16,947                         15,746
 11/30/2014         17,148                         16,069
 12/31/2014         17,276                         16,167
  1/31/2015         16,420                         15,521
  2/28/2015         17,580                         16,272
  3/31/2015         17,249                         16,050
  4/30/2015         17,598                         16,200
  5/31/2015         17,797                         16,395
  6/30/2015         17,510                         16,068
  7/31/2015         17,460                         16,138
  8/31/2015         16,403                         15,177
  9/30/2015         15,874                         14,719
 10/31/2015         17,174                         15,830
 11/30/2015         17,238                         15,890
 12/31/2015         16,698                         15,548
  1/31/2016         15,560                         14,745
  2/28/2016         15,591                         14,741
  3/31/2016         16,726                         15,803
  4/30/2016         17,180                         16,135
  5/31/2016         17,410                         16,386
  6/30/2016         17,393                         16,527
  7/31/2016         17,988                         17,007
  8/31/2016         18,204                         17,138
  9/30/2016         18,290                         17,103
 10/31/2016         17,979                         16,838








                                                                       Past performance is not predictive of
                                                                       future performance.
                                                                       The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE         TEN              redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS       YEARS             Russell data copyright (C) Russell
         -------------------------------------------------------       Investment Group 1995-2016, all rights
                              4.69%      14.51%      6.04%             reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

             Tax-Managed U.S. Marketwide
                  Value Portfolio II              Russell 3000/R/ Value Index
             ---------------------------          ---------------------------
 10/31/2006           $10,000                              $10,000
 11/30/2006            10,245                               10,233
 12/31/2006            10,443                               10,450
  1/31/2007            10,718                               10,586
  2/28/2007            10,577                               10,424
  3/31/2007            10,698                               10,582
  4/30/2007            11,080                               10,948
  5/31/2007            11,603                               11,343
  6/30/2007            11,351                               11,078
  7/31/2007            10,731                               10,529
  8/31/2007            10,678                               10,655
  9/30/2007            10,948                               10,995
 10/31/2007            10,959                               11,006
 11/30/2007            10,314                               10,445
 12/31/2007            10,268                               10,345
  1/31/2008             9,863                                9,930
  2/29/2008             9,507                                9,515
  3/31/2008             9,332                                9,460
  4/30/2008             9,864                                9,908
  5/31/2008            10,076                                9,920
  6/30/2008             8,967                                8,971
  7/31/2008             8,898                                8,976
  8/31/2008             9,080                                9,151
  9/30/2008             8,310                                8,499
 10/31/2008             6,450                                7,008
 11/30/2008             5,812                                6,481
 12/31/2008             6,011                                6,595
  1/31/2009             5,228                                5,821
  2/28/2009             4,523                                5,041
  3/31/2009             5,002                                5,473
  4/30/2009             5,866                                6,083
  5/31/2009             6,304                                6,438
  6/30/2009             6,216                                6,393
  7/31/2009             6,851                                6,933
  8/31/2009             7,305                                7,293
  9/30/2009             7,630                                7,582
 10/31/2009             7,266                                7,328
 11/30/2009             7,604                                7,727
 12/31/2009             7,886                                7,898
  1/31/2010             7,664                                7,675
  2/28/2010             8,017                                7,926
  3/31/2010             8,648                                8,454
  4/30/2010             8,982                                8,704
  5/31/2010             8,216                                7,987
  6/30/2010             7,584                                7,517
  7/31/2010             8,195                                8,028
  8/31/2010             7,656                                7,664
  9/30/2010             8,423                                8,276
 10/31/2010             8,752                                8,530
 11/30/2010             8,772                                8,505
 12/31/2010             9,598                                9,179
  1/31/2011             9,836                                9,370
  2/28/2011            10,394                                9,727
  3/31/2011            10,462                                9,773
  4/30/2011            10,708                               10,025
  5/31/2011            10,535                                9,913
  6/30/2011            10,353                                9,706
  7/31/2011             9,913                                9,384
  8/31/2011             9,093                                8,779
  9/30/2011             8,168                                8,092
 10/31/2011             9,300                                9,037
 11/30/2011             9,227                                8,992
 12/31/2011             9,321                                9,170
  1/31/2012             9,807                                9,538
  2/29/2012            10,326                                9,899
  3/31/2012            10,546                               10,193
  4/30/2012            10,350                               10,086
  5/31/2012             9,626                                9,492
  6/30/2012            10,132                                9,962
  7/31/2012            10,220                               10,050
  8/31/2012            10,601                               10,275
  9/30/2012            10,987                               10,604
 10/31/2012            11,021                               10,546
 11/30/2012            11,089                               10,544
 12/31/2012            11,409                               10,779
  1/31/2013            12,160                               11,475
  2/28/2013            12,353                               11,638
  3/31/2013            12,963                               12,100
  4/30/2013            13,060                               12,268
  5/31/2013            13,488                               12,587
  6/30/2013            13,405                               12,481
  7/31/2013            14,216                               13,165
  8/31/2013            13,800                               12,659
  9/30/2013            14,303                               13,008
 10/31/2013            14,978                               13,566
 11/30/2013            15,597                               13,957
 12/31/2013            16,031                               14,303
  1/31/2014            15,395                               13,791
  2/28/2014            15,962                               14,390
  3/31/2014            16,201                               14,721
  4/30/2014            16,236                               14,819
  5/31/2014            16,622                               15,027
  6/30/2014            17,050                               15,440
  7/31/2014            16,782                               15,123
  8/31/2014            17,402                               15,687
  9/30/2014            16,955                               15,306
 10/31/2014            17,252                               15,704
 11/30/2014            17,471                               15,995
 12/31/2014            17,649                               16,119
  1/31/2015            16,766                               15,472
  2/28/2015            17,977                               16,218
  3/31/2015            17,804                               16,036
  4/30/2015            17,990                               16,147
  5/31/2015            18,262                               16,336
  6/30/2015            18,072                               16,036
  7/31/2015            18,122                               16,064
  8/31/2015            16,981                               15,121
  9/30/2015            16,450                               14,659
 10/31/2015            17,748                               15,742
 11/30/2015            17,784                               15,833
 12/31/2015            17,184                               15,453
  1/31/2016            16,092                               14,636
  2/28/2016            16,055                               14,640
  3/31/2016            17,179                               15,707
  4/30/2016            17,609                               16,037
  5/31/2016            17,816                               16,289
  6/30/2016            17,801                               16,424
  7/31/2016            18,285                               16,931
  8/31/2016            18,471                               17,083
  9/30/2016            18,556                               17,060
 10/31/2016            18,241                               16,774









                                                                                 Past performance is not predictive of
                                                                                 future performance.
                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2016, all rights
                                  2.78%        14.42%        6.20%               reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
                                              ----------------------
           MSCI World ex USA Index...........         -2.27%
           MSCI World ex USA Small Cap Index.          3.96%
           MSCI World ex USA Value Index.....         -2.07%
           MSCI World ex USA Growth Index....         -2.58%

   During the period, the U.S. dollar was mixed against other developed markets currencies. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 p.m. London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

DFA INTERNATIONAL VALUE PORTFOLIO III

   The DFA International Value Portfolio III is designed to capture the returns of developed ex U.S. large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund managed by

Dimensional that invests in such stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were -0.09% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Master Fund invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Master Fund's emphasis on deep value stocks contributed positively to relative performance, as that segment of the market outperformed for the year. The Master Fund's emphasis on mid-cap stocks also contributed positively to its performance relative to the benchmark, as those stocks outperformed for the period.

 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

         Russell 3000(R) Index.................................. 4.24%
         Russell Microcap(R) Index (micro cap stocks)........... 1.54%
         Russell 2000(R) Index (small-cap stocks)............... 4.11%
         Russell 1000(R) Index (large-cap stocks)............... 4.26%
         Dow Jones U.S. Select REIT Index /SM/.................. 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)...  8.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). -0.49%
         Russell 1000(R) Value Index (large-cap value stocks)...  6.37%
         Russell 1000(R) Growth Index (large-cap growth stocks).  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

U.S. LARGE CAP VALUE PORTFOLIO III

   The U.S. Large Cap Value Portfolio III is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.69% for the Portfolio and 6.37% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had a larger allocation than the benchmark to lower relative price stocks, which detracted from the Portfolio's performance relative to the benchmark as the lowest relative price quartile underperformed. The Master Fund's exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as REITs and utilities outperformed most other sectors during the period.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

   The Tax-Managed U.S. Marketwide Value Portfolio II invests in a broadly diversified group of U.S. value stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund managed by Dimensional that invests in such stocks while considering the federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 1,000 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 2.78% for the Portfolio and 6.55% for the Russell 3000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. When compared to the benchmark, the Master Fund emphasizes lower relative price securities, which detracted from the Portfolio's performance as the lowest relative price quartile underperformed. The Master Fund's exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as REITs and utilities outperformed most other sectors during the period.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED OCTOBER 31, 2016
EXPENSE TABLES
                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/16  10/31/16    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
DFA INTERNATIONAL VALUE PORTFOLIO III**
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,038.30    0.25%    $1.28
Hypothetical 5% Annual Return........... $1,000.00 $1,023.88    0.25%    $1.27

U.S. LARGE CAP VALUE PORTFOLIO III**
------------------------------------
Actual Fund Return...................... $1,000.00 $1,046.50    0.13%    $0.67
Hypothetical 5% Annual Return........... $1,000.00 $1,024.48    0.13%    $0.66

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                  BEGINNING  ENDING              EXPENSES
                                                   ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                    VALUE    VALUE     EXPENSE    DURING
                                                  05/01/16  10/31/16    RATIO*   PERIOD*
                                                  --------- --------- ---------- --------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II**
------------------------------------------------
Actual Fund Return............................... $1,000.00 $1,035.90    0.22%    $1.13
Hypothetical 5% Annual Return.................... $1,000.00 $1,024.03    0.22%    $1.12

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

                                                  AFFILIATED INVESTMENT COMPANY
                                                  -----------------------------
DFA International Value Portfolio III............             100.0%
U.S. Large Cap Value Portfolio III...............             100.0%
Tax-Managed U.S. Marketwide Value Portfolio II...             100.0%

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2016

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $2,069,042,639
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $2,069,137,961)........................................ $2,069,042,639
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $3,064,351,457
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $2,051,834,902)........................................ $3,064,351,457
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series
  of The DFA Investment Trust Company....................... $1,524,680,722
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $896,792,163).......................................... $1,524,680,722
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                       TAX-MANAGED
                                                                           DFA                            U.S.
                                                                      INTERNATIONAL  U.S. LARGE CAP    MARKETWIDE
                                                                     VALUE PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO
                                                                           III             III             II
                                                                     --------------- --------------- ---------------
ASSETS:
Investments in Affiliated Investment Company at Value...............  $  2,069,043    $  3,064,351    $  1,524,681
Receivables:
  Fund Shares Sold..................................................           808             998             266
Prepaid Expenses and Other Assets...................................            32              30              27
                                                                      ------------    ------------    ------------
     Total Assets...................................................     2,069,883       3,065,379       1,524,974
                                                                      ------------    ------------    ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed..............................................         2,619           3,854             368
  Due to Advisor....................................................            17              26              --
Accrued Expenses and Other Liabilities..............................           120             149              69
                                                                      ------------    ------------    ------------
     Total Liabilities..............................................         2,756           4,029             437
                                                                      ------------    ------------    ------------
NET ASSETS..........................................................  $  2,067,127    $  3,061,350    $  1,524,537
                                                                      ============    ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................   149,822,309     132,220,779      62,578,143
                                                                      ============    ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE..............................................................  $      13.80    $      23.15    $      24.36
                                                                      ============    ============    ============
Investments in Affiliated Investment Company at Cost................  $  2,069,138    $  2,051,835    $    896,792
                                                                      ============    ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $  2,117,908    $  1,936,127    $    837,425
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................         8,637           3,889           2,364
Accumulated Net Realized Gain (Loss)................................       (59,124)        108,818          56,859
Net Unrealized Foreign Exchange Gain (Loss).........................          (199)             --              --
Net Unrealized Appreciation (Depreciation)..........................           (95)      1,012,516         627,889
                                                                      ------------    ------------    ------------
NET ASSETS..........................................................  $  2,067,127    $  3,061,350    $  1,524,537
                                                                      ============    ============    ============
(1) NUMBER OF SHARES AUTHORIZED.....................................   500,000,000     700,000,000     500,000,000
                                                                      ============    ============    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                                         TAX-MANAGED
                                                                               DFA                          U.S.
                                                                          INTERNATIONAL    U.S. LARGE    MARKETWIDE
                                                                              VALUE        CAP VALUE        VALUE
                                                                          PORTFOLIO III* PORTFOLIO III* PORTFOLIO II*
                                                                          -------------- -------------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $5,938, $3 and $1,
     respectively).......................................................    $ 73,322       $ 73,330      $ 32,995
    Interest.............................................................          --            107            38
    Income from Securities Lending.......................................       2,081            528           251
    Expenses Allocated from Affiliated Investment Company................      (4,192)        (3,284)       (3,108)
                                                                             --------       --------      --------
     Total Investment Income.............................................      71,211         70,681        30,176
                                                                             --------       --------      --------
FUND EXPENSES
  Investment Management Fees.............................................       4,020          3,237         2,936
  Accounting & Transfer Agent Fees.......................................          15             20            12
  Custodian Fees.........................................................          --             --             1
  Filing Fees............................................................         119             84            56
  Shareholders' Reports..................................................          59             65            33
  Directors'/Trustees' Fees & Expenses...................................          13             21            10
  Audit Fees.............................................................           5              7             7
  Legal Fees.............................................................          43             66            33
  Other..................................................................          16             19             9
                                                                             --------       --------      --------
     Total Expenses......................................................       4,290          3,519         3,097
                                                                             --------       --------      --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................      (3,829)        (2,943)       (2,936)
                                                                             --------       --------      --------
     Net Expenses........................................................         461            576           161
                                                                             --------       --------      --------
  NET INVESTMENT INCOME (LOSS)...........................................      70,750         70,105        30,015
                                                                             --------       --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.........................................     (59,118)       109,454        57,064
    Futures..............................................................       1,336          3,180         1,657
    Foreign Currency Transactions........................................       1,222             --            --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................       7,817        (39,567)      (44,591)
    Futures..............................................................        (291)          (543)           --
    Translation of Foreign Currency Denominated Amounts..................        (180)            --            --
                                                                             --------       --------      --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................     (49,214)        72,524        14,130
                                                                             --------       --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........    $ 21,536       $142,629      $ 44,145
                                                                             ========       ========      ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                              TAX-MANAGED U.S.
                                           DFA INTERNATIONAL VALUE  U.S. LARGE CAP VALUE   MARKETWIDE VALUE PORTFOLIO
                                                PORTFOLIO III           PORTFOLIO III                II
                                           ----------------------  ----------------------  -------------------------
                                              YEAR        YEAR        YEAR        YEAR        YEAR          YEAR
                                             ENDED       ENDED       ENDED       ENDED       ENDED         ENDED
                                            OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,
                                              2016        2015        2016        2015        2016          2015
                                           ----------  ----------  ----------  ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   70,750  $   63,271  $   70,105  $   65,056  $   30,015    $   27,151
  Net Realized Gain (Loss) on:
   Investment Securities Sold*............    (59,118)     43,871     109,454     162,096      57,064        25,728
    Futures...............................      1,336          --       3,180          (6)      1,657            --
    Foreign Currency Transactions.........      1,222      (1,166)         --          --          --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................      7,817    (204,788)    (39,567)   (186,345)    (44,591)      (13,038)
    Futures...............................       (291)         --        (543)         (4)         --            --
    Translation of Foreign Currency
     Denominated Amounts..................       (180)        126          --          --          --            --
                                           ----------  ----------  ----------  ----------   ----------   ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     21,536     (98,686)    142,629      40,797      44,145        39,841
                                           ----------  ----------  ----------  ----------   ----------   ----------
Distributions From:
  Net Investment Income...................    (67,959)    (59,557)    (69,979)    (60,952)    (29,848)      (26,163)
  Net Short-Term Gains....................         --        (883)         --      (2,186)         --            --
  Net Long-Term Gains.....................    (41,317)    (28,949)   (154,996)   (133,797)    (24,937)       (3,972)
                                           ----------  ----------  ----------  ----------   ----------   ----------
     Total Distributions..................   (109,276)    (89,389)   (224,975)   (196,935)    (54,785)      (30,135)
                                           ----------  ----------  ----------  ----------   ----------   ----------
Capital Share Transactions (1):
  Shares Issued...........................    618,846     555,931     476,073     492,980     198,695       143,356
  Shares Issued in Lieu of Cash
   Distributions..........................     83,203      68,883     176,803     157,247      54,499        29,959
  Shares Redeemed.........................   (473,759)   (346,817)   (512,335)   (483,553)   (205,186)     (176,409)
                                           ----------  ----------  ----------  ----------   ----------   ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    228,290     277,997     140,541     166,674      48,008        (3,094)
                                           ----------  ----------  ----------  ----------   ----------   ----------
     Total Increase (Decrease) in Net
      Assets..............................    140,550      89,922      58,195      10,536      37,368         6,612
NET ASSETS
  Beginning of Year.......................  1,926,577   1,836,655   3,003,155   2,992,619   1,487,169     1,480,557
                                           ----------  ----------  ----------  ----------   ----------   ----------
  End of Year............................. $2,067,127  $1,926,577  $3,061,350  $3,003,155  $1,524,537    $1,487,169
                                           ==========  ==========  ==========  ==========   ==========   ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................     48,005      36,752      21,878      20,592       8,756         5,870
  Shares Issued in Lieu of Cash
   Distributions..........................      6,331       4,473       7,967       6,767       2,305         1,248
  Shares Redeemed.........................    (35,998)    (22,682)    (23,247)    (20,004)     (8,905)       (7,334)
                                           ----------  ----------  ----------  ----------   ----------   ----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     18,338      18,543       6,598       7,355       2,156          (216)
                                           ==========  ==========  ==========  ==========   ==========   ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................... $    8,637  $    5,785  $    3,889  $    6,815  $    2,364    $    3,113

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               DFA INTERNATIONAL VALUE PORTFOLIO III
                                                                   -------------------------------------------------------------
                                                                       YEAR         YEAR         YEAR        YEAR        YEAR
                                                                      ENDED        ENDED        ENDED       ENDED       ENDED
                                                                     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                       2016         2015         2014        2013        2012
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................ $    14.65   $    16.26   $    17.84   $    14.69  $    14.81
                                                                   ----------   ----------   ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................       0.49         0.52         0.78         0.50        0.53
  Net Gains (Losses) on Securities (Realized and Unrealized)......      (0.56)       (1.38)       (0.88)        3.48       (0.12)
                                                                   ----------   ----------   ----------   ----------  ----------
   Total from Investment Operations...............................      (0.07)       (0.86)       (0.10)        3.98        0.41
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................      (0.47)       (0.49)       (0.76)       (0.51)      (0.48)
  Net Realized Gains..............................................      (0.31)       (0.26)       (0.72)       (0.32)      (0.05)
                                                                   ----------   ----------   ----------   ----------  ----------
   Total Distributions............................................      (0.78)       (0.75)       (1.48)       (0.83)      (0.53)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................................... $    13.80   $    14.65   $    16.26   $    17.84  $    14.69
================================================================== ==========   ==========   ==========   ==========  ==========
Total Return......................................................      (0.09)%      (5.41)%      (0.73)%      28.15%       3.14%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................... $2,067,127   $1,926,577   $1,836,655   $1,725,850  $1,296,862
Ratio of Expenses to Average Net Assets (B).......................       0.24%        0.25%        0.24%        0.25%       0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)........................................       0.44%        0.30%        0.24%        0.25%       0.26%
Ratio of Net Investment Income to Average Net Assets..............       3.70%        3.29%        4.48%        3.15%       3.71%
----------------------------------------------------------------------------------------------------------------------------------

                                                                               U.S. LARGE CAP VALUE PORTFOLIO III
                                                                   ----------------------------------------------------------
                                                                      YEAR        YEAR        YEAR        YEAR        YEAR
                                                                     ENDED       ENDED       ENDED       ENDED       ENDED
                                                                    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                      2016        2015        2014        2013        2012
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................ $    23.91  $    25.30  $    22.75  $    17.11  $    14.77
                                                                   ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................       0.53        0.53        0.46        0.39        0.34
  Net Gains (Losses) on Securities (Realized and Unrealized)......       0.49       (0.26)       3.01        5.64        2.33
                                                                   ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...............................       1.02        0.27        3.47        6.03        2.67
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................      (0.54)      (0.50)      (0.44)      (0.39)      (0.33)
  Net Realized Gains..............................................      (1.24)      (1.16)      (0.48)         --          --
                                                                   ----------  ----------  ----------  ----------  ----------
   Total Distributions............................................      (1.78)      (1.66)      (0.92)      (0.39)      (0.33)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................................... $    23.15  $    23.91  $    25.30  $    22.75  $    17.11
================================================================== ==========  ==========  ==========  ==========  ==========
Total Return......................................................       4.69%       1.34%      15.62%      35.65%      18.32%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................... $3,061,350  $3,003,155  $2,992,619  $2,648,111  $2,076,447
Ratio of Expenses to Average Net Assets (B).......................       0.13%       0.13%       0.13%       0.13%       0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)........................................       0.23%       0.16%       0.13%       0.13%       0.14%
Ratio of Net Investment Income to Average Net Assets..............       2.38%       2.18%       1.89%       1.97%       2.13%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                                      --------------------------------------------------------
                                         YEAR        YEAR        YEAR        YEAR       YEAR
                                        ENDED       ENDED       ENDED       ENDED      ENDED
                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,
                                         2016        2015        2014        2013       2012
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $    24.61  $    24.42  $    21.53  $    16.13  $  13.88
                                      ----------  ----------  ----------  ----------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.48        0.45        0.37        0.34      0.29
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       0.16        0.24        2.88        5.39      2.24
                                      ----------  ----------  ----------  ----------  --------
   Total from Investment Operations..       0.64        0.69        3.25        5.73      2.53
-----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.48)      (0.43)      (0.36)      (0.33)    (0.28)
 Net Realized Gains..................      (0.41)      (0.07)         --          --        --
                                      ----------  ----------  ----------  ----------  --------
   Total Distributions...............      (0.89)      (0.50)      (0.36)      (0.33)    (0.28)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year......... $    24.36  $    24.61  $    24.42  $    21.53  $  16.13
===================================   ==========  ==========  ==========  ==========  ========
Total Return.........................       2.78%       2.88%      15.18%      35.90%    18.50%
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $1,524,537  $1,487,169  $1,480,557  $1,279,664  $960,801
Ratio of Expenses to Average Net
 Assets (B)..........................       0.22%       0.22%       0.22%       0.23%     0.23%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor) (B).....................       0.42%       0.28%       0.22%       0.23%     0.23%
Ratio of Net Investment Income to
 Average Net Assets..................       2.04%       1.80%       1.60%       1.80%     1.97%
-----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II primarily invest their assets in The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. At October 31, 2016, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II owned 21%, 15% and 28% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   During the year ended October 31, 2016, the DFA International Value Portfolio III's, U.S. Large Cap Value Portfolio III's and Tax-Managed U.S. Marketwide Value Portfolio II's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21%, 0.11%, and 0.20%, respectively, of each Portfolio's average daily net assets.

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rates listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

                                                             EXPENSE
                                                            LIMITATION
         INSTITUTIONAL CLASS SHARES                           AMOUNT
         --------------------------                         ----------
         DFA International Value Portfolio III.............    0.21%
         U.S. Large Cap Value Portfolio III................    0.11%
         Tax-Managed U.S. Marketwide Value Portfolio II....    0.20%

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             DFA International Value Portfolio III............. $57
             U.S. Large Cap Value Portfolio III................  88
             Tax-Managed U.S. Marketwide Value Portfolio II....  40

E. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, gains on securities considered to be "passive foreign investment companies", tax equalization, and realized foreign capital gains tax, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                   INCREASE       INCREASE
                                                                  (DECREASE)     (DECREASE)
                                                   INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                  (DECREASE)    NET INVESTMENT  NET REALIZED
                                                PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                --------------- -------------- --------------
DFA International Value Portfolio III..........     $2,065         $    61        $(2,126)
U.S. Large Cap Value Portfolio III.............      6,796          (3,052)        (3,744)
Tax-Managed U.S. Marketwide Value Portfolio II.      2,707            (916)        (1,791)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                                NET INVESTMENT
                                                  INCOME AND                  TAX
                                                  SHORT-TERM     LONG-TERM   EXEMPT
                                                CAPITAL GAINS  CAPITAL GAINS INCOME  TOTAL
                                                -------------- ------------- ------ --------
DFA International Value Portfolio III
2015...........................................    $60,439       $ 28,949      --   $ 89,388
2016...........................................     67,960         41,316      --    109,276
U.S. Large Cap Value Portfolio III
2015...........................................     63,138        133,797      --    196,935
2016...........................................     69,978        154,996      --    224,974
Tax-Managed U.S. Marketwide Value Portfolio II
2015...........................................     26,163          3,972      --     30,135
2016...........................................     29,848         24,937      --     54,785

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                NET INVESTMENT
                                                  INCOME AND
                                                  SHORT-TERM     LONG-TERM
                                                CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                -------------- ------------- -------
DFA International Value Portfolio III..........    $(2,065)            --    $(2,065)
U.S. Large Cap Value Portfolio III.............     (2,612)       $(4,184)    (6,796)
Tax-Managed U.S. Marketwide Value Portfolio II.       (916)        (1,791)    (2,707)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       UNDISTRIBUTED                                               TOTAL NET
                                       NET INVESTMENT                                            DISTRIBUTABLE
                                         INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                         SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                       CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                       -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio III.    $10,731             --      $(55,002)     $  (15,179)   $  (59,450)
U.S. Large Cap Value Portfolio III....      4,348       $107,950            --       1,013,072     1,125,370
Tax-Managed U.S. Marketwide Value
  Portfolio II........................      2,433         56,923            --         627,824       687,180

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios did not have any capital loss carryforwards.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                          NET
                                                                                       UNREALIZED
                                                 FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                                 TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                                ---------- ------------ ------------ --------------
DFA International Value Portfolio III.......... $2,075,449          --    $(6,407)     $   (6,407)
U.S. Large Cap Value Portfolio III.............  2,051,982  $1,012,370         --       1,012,370
Tax-Managed U.S. Marketwide Value Portfolio II.    895,974     628,706         --         628,706

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2016.

G. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                  APPROXIMATE
                                                                   PERCENTAGE
                                                     NUMBER OF   OF OUTSTANDING
                                                    SHAREHOLDERS     SHARES
                                                    ------------ --------------
 DFA International Value Portfolio III.............      5             98%
 U.S. Large Cap Value Portfolio III................      5             97%
 Tax-Managed U.S. Marketwide Value Portfolio II....      3             99%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

I. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

   As noted in the table provided below, on December 16, 2015, and June 29, 2016, the DFA International Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II paid distributions to shareholders of record as of December 15, 2015, and June 7, 2016, respectively, that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                                       % BREAKDOWN OF DISTRIBUTION SOURCES
                                                -------------------------------------------------
                                                   NET      NET REALIZED   NET REALIZED
                                                INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                                    INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                                  ---------- -------------- -------------- ---------
DFA International Value Portfolio III
   December 16, 2015...........................     98%          0%             0%           2%
   June 29, 2016...............................     98%          0%             0%           2%
Tax-Managed U.S. Marketwide Value Portfolio II
   December 16, 2015...........................     99%          0%             0%           1%

   Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDEND)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                      [CHART]

                  The DFA International           MSCI World ex USA Index
                      Value Series                    (net dividends)
                  ---------------------         -------------------------
10/31/2006              $10,000                           $10,000
11/30/2006              $10,332                            10,298
12/31/2006              $10,735                            10,593
 1/31/2007              $10,938                            10,658
 2/28/2007              $10,928                            10,743
 3/31/2007              $11,281                            11,018
 4/30/2007              $11,851                            11,520
 5/31/2007              $12,256                            11,775
 6/30/2007              $12,166                            11,787
 7/31/2007              $11,828                            11,624
 8/31/2007              $11,696                            11,456
 9/30/2007              $12,306                            12,107
10/31/2007              $12,903                            12,633
11/30/2007              $12,121                            12,139
12/31/2007              $11,860                            11,911
 1/31/2008              $10,900                            10,837
 2/29/2008              $10,761                            11,033
 3/31/2008              $10,890                            10,876
 4/30/2008              $11,376                            11,480
 5/31/2008              $11,382                            11,655
 6/30/2008              $10,256                            10,748
 7/31/2008              $9,966                             10,366
 8/31/2008              $9,549                              9,965
 9/30/2008              $8,434                              8,526
10/31/2008              $6,319                              6,753
11/30/2008              $5,931                              6,386
12/31/2008              $6,380                              6,723
 1/31/2009              $5,499                              6,096
 2/28/2009              $4,824                              5,479
 3/31/2009              $5,350                              5,840
 4/30/2009              $6,336                              6,593
 5/31/2009              $7,277                              7,427
 6/30/2009              $7,166                              7,350
 7/31/2009              $8,019                              8,040
 8/31/2009              $8,479                              8,425
 9/30/2009              $8,911                              8,773
10/31/2009              $8,556                              8,632
11/30/2009              $8,811                              8,845
12/31/2009              $8,911                              8,986
 1/31/2010              $8,396                              8,565
 2/28/2010              $8,429                              8,557
 3/31/2010              $9,094                              9,107
 4/30/2010              $8,939                              8,972
 5/31/2010              $7,892                              7,982
 6/30/2010              $7,753                              7,866
 7/31/2010              $8,723                              8,593
 8/31/2010              $8,296                              8,336
 9/30/2010              $9,188                              9,136
10/31/2010              $9,509                              9,462
11/30/2010              $9,033                              9,061
12/31/2010              $9,875                              9,790
 1/31/2011              $10,295                            10,001
 2/28/2011              $10,639                            10,372
 3/31/2011              $10,345                            10,164
 4/30/2011              $10,899                            10,718
 5/31/2011              $10,506                            10,400
 6/30/2011              $10,362                            10,252
 7/31/2011              $10,030                            10,083
 8/31/2011              $8,955                              9,231
 9/30/2011              $7,975                              8,304
10/31/2011              $8,745                              9,111
11/30/2011              $8,457                              8,690
12/31/2011              $8,230                              8,595
 1/31/2012              $8,784                              9,059
 2/29/2012              $9,243                              9,557
 3/31/2012              $9,166                              9,487
 4/30/2012              $8,839                              9,326
 5/31/2012              $7,748                              8,262
 6/30/2012              $8,296                              8,804
 7/31/2012              $8,263                              8,913
 8/31/2012              $8,606                              9,168
 9/30/2012              $8,911                              9,446
10/31/2012              $9,022                              9,512
11/30/2012              $9,166                              9,712
12/31/2012              $9,614                             10,006
 1/31/2013              $10,068                            10,498
 2/28/2013              $9,764                             10,393
 3/31/2013              $9,797                             10,476
 4/30/2013              $10,279                            10,953
 5/31/2013              $10,157                            10,708
 6/30/2013              $9,797                             10,307
 7/31/2013              $10,467                            10,855
 8/31/2013              $10,395                            10,715
 9/30/2013              $11,176                            11,472
10/31/2013              $11,564                            11,857
11/30/2013              $11,608                            11,930
12/31/2013              $11,863                            12,110
 1/31/2014              $11,431                            11,621
 2/28/2014              $12,084                            12,255
 3/31/2014              $11,996                            12,200
 4/30/2014              $12,201                            12,392
 5/31/2014              $12,339                            12,584
 6/30/2014              $12,489                            12,763
 7/31/2014              $12,212                            12,536
 8/31/2014              $12,217                            12,546
 9/30/2014              $11,680                            12,030
10/31/2014              $11,481                            11,839
11/30/2014              $11,486                            11,985
12/31/2014              $11,060                            11,586
 1/31/2015              $10,988                            11,545
 2/28/2015              $11,774                            12,235
 3/31/2015              $11,525                            12,030
 4/30/2015              $12,156                            12,551
 5/31/2015              $12,162                            12,442
 6/30/2015              $11,813                            12,089
 7/31/2015              $11,697                            12,280
 8/31/2015              $10,827                            11,386
 9/30/2015              $10,091                            10,811
10/31/2015              $10,866                            11,624
11/30/2015              $10,722                            11,439
12/31/2015              $10,378                            11,234
 1/31/2016              $9,570                             10,461
 2/28/2016              $9,265                             10,315
 3/31/2016              $9,969                             11,015
 4/30/2016              $10,450                            11,369
 5/31/2016              $10,257                            11,241
 6/30/2016              $9,886                             10,899
 7/31/2016              $10,323                            11,435
 8/31/2016              $10,600                            11,446
 9/30/2016              $10,716                            11,585
10/31/2016              $10,855                            11,360








                                                                             Past performance is not predictive of
                                                                             future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                -0.10%       4.42%       0.82%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

              The U.S. Large Cap Value Series      Russell 1000/R/ Value Index
              -------------------------------      ---------------------------
10/31/2006                $10,000                           $10,000
11/30/2006                $10,190                            10,228
12/31/2006                $10,395                            10,458
 1/31/2007                $10,698                            10,592
 2/28/2007                $10,537                            10,427
 3/31/2007                $10,610                            10,588
 4/30/2007                $11,062                            10,979
 5/31/2007                $11,518                            11,375
 6/30/2007                $11,332                            11,109
 7/31/2007                $10,630                            10,595
 8/31/2007                $10,427                            10,714
 9/30/2007                $10,699                            11,082
10/31/2007                $10,759                            11,083
11/30/2007                $10,158                            10,542
12/31/2007                $10,124                            10,440
 1/31/2008                $9,737                             10,022
 2/29/2008                $9,439                              9,602
 3/31/2008                $9,351                              9,530
 4/30/2008                $9,940                              9,994
 5/31/2008                $10,179                             9,978
 6/30/2008                $9,063                              9,023
 7/31/2008                $8,964                              8,991
 8/31/2008                $9,138                              9,144
 9/30/2008                $8,317                              8,472
10/31/2008                $6,447                              7,005
11/30/2008                $5,815                              6,503
12/31/2008                $6,004                              6,593
 1/31/2009                $5,291                              5,835
 2/28/2009                $4,550                              5,055
 3/31/2009                $4,999                              5,488
 4/30/2009                $5,808                              6,076
 5/31/2009                $6,253                              6,452
 6/30/2009                $6,176                              6,404
 7/31/2009                $6,765                              6,928
 8/31/2009                $7,224                              7,290
 9/30/2009                $7,540                              7,572
10/31/2009                $7,215                              7,340
11/30/2009                $7,621                              7,754
12/31/2009                $7,832                              7,891
 1/31/2010                $7,650                              7,669
 2/28/2010                $7,980                              7,911
 3/31/2010                $8,602                              8,426
 4/30/2010                $8,875                              8,645
 5/31/2010                $8,114                              7,934
 6/30/2010                $7,502                              7,487
 7/31/2010                $8,090                              7,994
 8/31/2010                $7,602                              7,652
 9/30/2010                $8,344                              8,246
10/31/2010                $8,655                              8,493
11/30/2010                $8,588                              8,448
12/31/2010                $9,425                              9,115
 1/31/2011                $9,726                              9,321
 2/28/2011                $10,253                             9,665
 3/31/2011                $10,300                             9,703
 4/30/2011                $10,563                             9,962
 5/31/2011                $10,410                             9,856
 6/30/2011                $10,229                             9,654
 7/31/2011                $9,760                              9,334
 8/31/2011                $8,937                              8,752
 9/30/2011                $8,033                              8,090
10/31/2011                $9,147                              9,016
11/30/2011                $9,071                              8,970
12/31/2011                $9,143                              9,151
 1/31/2012                $9,597                              9,497
 2/29/2012                $10,152                             9,875
 3/31/2012                $10,339                            10,168
 4/30/2012                $10,128                            10,064
 5/31/2012                $9,410                              9,474
 6/30/2012                $9,918                              9,945
 7/31/2012                $10,013                            10,047
 8/31/2012                $10,410                            10,266
 9/30/2012                $10,793                            10,591
10/31/2012                $10,822                            10,539
11/30/2012                $10,846                            10,535
12/31/2012                $11,176                            10,753
 1/31/2013                $11,956                            11,452
 2/28/2013                $12,109                            11,616
 3/31/2013                $12,688                            12,076
 4/30/2013                $12,822                            12,259
 5/31/2013                $13,348                            12,573
 6/30/2013                $13,200                            12,463
 7/31/2013                $13,989                            13,135
 8/31/2013                $13,578                            12,637
 9/30/2013                $13,975                            12,954
10/31/2013                $14,683                            13,521
11/30/2013                $15,300                            13,898
12/31/2013                $15,706                            14,250
 1/31/2014                $15,085                            13,744
 2/28/2014                $15,596                            14,338
 3/31/2014                $15,965                            14,681
 4/30/2014                $16,070                            14,820
 5/31/2014                $16,424                            15,037
 6/30/2014                $16,869                            15,430
 7/31/2014                $16,749                            15,167
 8/31/2014                $17,280                            15,725
 9/30/2014                $16,855                            15,400
10/31/2014                $16,984                            15,746
11/30/2014                $17,185                            16,069
12/31/2014                $17,314                            16,167
 1/31/2015                $16,458                            15,521
 2/28/2015                $17,620                            16,272
 3/31/2015                $17,285                            16,050
 4/30/2015                $17,635                            16,200
 5/31/2015                $17,831                            16,395
 6/30/2015                $17,544                            16,068
 7/31/2015                $17,501                            16,138
 8/31/2015                $16,438                            15,177
 9/30/2015                $15,912                            14,719
10/31/2015                $17,209                            15,830
11/30/2015                $17,276                            15,890
12/31/2015                $16,735                            15,548
 1/31/2016                $15,596                            14,745
 2/28/2016                $15,625                            14,741
 3/31/2016                $16,764                            15,803
 4/30/2016                $17,218                            16,135
 5/31/2016                $17,453                            16,386
 6/30/2016                $17,434                            16,527               Past performance is not predictive of
 7/31/2016                $18,036                            17,007               future performance.
 8/31/2016                $18,252                            17,138               The returns shown do not reflect the
 9/30/2016                $18,338                            17,103               deduction of taxes that a shareholder
10/31/2016                $18,027                            16,838               would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                 redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS                Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2016, all rights
                                  4.75%        14.53%        6.07%                reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

               The Tax-Managed U.S.
              Marketwide Value Series        Russell 3000/R/ Value Index
              -----------------------        ---------------------------
10/31/2006           $10,000                          $10,000
11/30/2006            10,248                           10,233
12/31/2006            10,443                           10,450
 1/31/2007            10,718                           10,586
 2/28/2007            10,580                           10,424
 3/31/2007            10,702                           10,582
 4/30/2007            11,082                           10,948
 5/31/2007            11,604                           11,343
 6/30/2007            11,356                           11,078
 7/31/2007            10,739                           10,529
 8/31/2007            10,681                           10,655
 9/30/2007            10,950                           10,995
10/31/2007            10,960                           11,006
11/30/2007            10,317                           10,445
12/31/2007            10,274                           10,345
 1/31/2008             9,868                            9,930
 2/29/2008             9,509                            9,515
 3/31/2008             9,335                            9,460
 4/30/2008             9,863                            9,908
 5/31/2008            10,084                            9,920
 6/30/2008             8,971                            8,971
 7/31/2008             8,902                            8,976
 8/31/2008             9,082                            9,151
 9/30/2008             8,311                            8,499
10/31/2008             6,454                            7,008
11/30/2008             5,815                            6,481
12/31/2008             6,011                            6,595
 1/31/2009             5,230                            5,821
 2/28/2009             4,528                            5,041
 3/31/2009             5,003                            5,473
 4/30/2009             5,868                            6,083
 5/31/2009             6,311                            6,438
 6/30/2009             6,222                            6,393
 7/31/2009             6,860                            6,933
 8/31/2009             7,314                            7,293
 9/30/2009             7,641                            7,582
10/31/2009             7,277                            7,328
11/30/2009             7,615                            7,727
12/31/2009             7,894                            7,898
 1/31/2010             7,673                            7,675
 2/28/2010             8,026                            7,926
 3/31/2010             8,660                            8,454
 4/30/2010             8,997                            8,704
 5/31/2010             8,227                            7,987
 6/30/2010             7,599                            7,517
 7/31/2010             8,206                            8,028
 8/31/2010             7,668                            7,664
 9/30/2010             8,433                            8,276
10/31/2010             8,760                            8,530
11/30/2010             8,781                            8,505
12/31/2010             9,609                            9,179
 1/31/2011             9,847                            9,370
 2/28/2011            10,401                            9,727
 3/31/2011            10,470                            9,773
 4/30/2011            10,718                           10,025
 5/31/2011            10,549                            9,913
 6/30/2011            10,364                            9,706
 7/31/2011             9,926                            9,384
 8/31/2011             9,098                            8,779
 9/30/2011             8,174                            8,092
10/31/2011             9,314                            9,037
11/30/2011             9,240                            8,992
12/31/2011             9,335                            9,170
 1/31/2012             9,821                            9,538
 2/29/2012            10,338                            9,899
 3/31/2012            10,559                           10,193
 4/30/2012            10,364                           10,086
 5/31/2012             9,636                            9,492
 6/30/2012            10,142                            9,962
 7/31/2012            10,232                           10,050
 8/31/2012            10,617                           10,275
 9/30/2012            10,997                           10,604
10/31/2012            11,034                           10,546
11/30/2012            11,103                           10,544
12/31/2012            11,425                           10,779
 1/31/2013            12,179                           11,475
 2/28/2013            12,369                           11,638
 3/31/2013            12,982                           12,100
 4/30/2013            13,071                           12,268
 5/31/2013            13,499                           12,587
 6/30/2013            13,420                           12,481
 7/31/2013            14,237                           13,165
 8/31/2013            13,815                           12,659
 9/30/2013            14,322                           13,008
10/31/2013            14,997                           13,566
11/30/2013            15,620                           13,957
12/31/2013            16,053                           14,303
 1/31/2014            15,420                           13,791
 2/28/2014            15,984                           14,390
 3/31/2014            16,222                           14,721
 4/30/2014            16,259                           14,819
 5/31/2014            16,644                           15,027
 6/30/2014            17,071                           15,440
 7/31/2014            16,807                           15,123
 8/31/2014            17,425                           15,687
 9/30/2014            16,982                           15,306
10/31/2014            17,272                           15,704
11/30/2014            17,499                           15,995
12/31/2014            17,673                           16,119
 1/31/2015            16,786                           15,472
 2/28/2015            18,005                           16,218
 3/31/2015            17,831                           16,036
 4/30/2015            18,016                           16,147
 5/31/2015            18,290                           16,336
 6/30/2015            18,100                           16,036
 7/31/2015            18,153                           16,064
 8/31/2015            17,008                           15,121
 9/30/2015            16,475                           14,659
10/31/2015            17,778                           15,742
11/30/2015            17,810                           15,833
12/31/2015            17,214                           15,453
 1/31/2016            16,116                           14,636
 2/29/2016            16,079                           14,640
 3/31/2016            17,208                           15,707
 4/30/2016            17,641                           16,037
 5/31/2016            17,847                           16,289
 6/30/2016            17,826                           16,424
 7/31/2016            18,311                           16,931
 8/31/2016            18,501                           17,083
 9/30/2016            18,586                           17,060
10/31/2016            18,274                           16,774








                                                                            Past performance is not predictive of
                                                                            future performance.
                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE          TEN               redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        YEARS              Russell data copyright (C) Russell
          -----------------------------------------------------------       Investment Group 1995-2016, all rights
                                2.79%       14.43%       6.21%              reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
                                              ----------------------
           MSCI World ex USA Index...........         -2.27%
           MSCI World ex USA Small Cap Index.          3.96%
           MSCI World ex USA Value Index.....         -2.07%
           MSCI World ex USA Growth Index....         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 p.m. London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series is designed to capture the returns of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were -0.10% for the Series and -2.27% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Series invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Series' emphasis on deep value stocks contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year. The Series' emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.24%
              Russell Microcap(R) Index (micro-cap stocks). 1.54%
              Russell 2000(R) Index (small-cap stocks)..... 4.11%
              Russell 1000(R) Index (large-cap stocks)..... 4.26%
              Dow Jones U.S. Select REIT Index SM.......... 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

    Russell 2000(R) Value Index (small-cap value stocks).............  8.81%
    Russell 2000(R) Growth Index (small-cap growth stocks)........... -0.49%
    Russell 1000(R) Value Index (large-cap value stocks).............  6.37%
    Russell 1000(R) Growth Index (large-cap growth stocks)...........  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 4.75% for the Series and 6.37% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had a larger allocation than the benchmark to lower relative price stocks, which detracted from the Series' performance relative to the benchmark as the lowest relative price quartile underperformed. The Series' exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as REITs and utilities outperformed most other sectors during the period.

TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

   The Tax-Managed U.S. Marketwide Value Series invests in a broadly diversified group of U.S. value stocks while considering the federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 1,000 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 2.79% for the Series and 6.55% for the Russell 3000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. When compared to the benchmark, the Series emphasizes lower relative price securities, which detracted from the Series' performance as the lowest relative price quartile underperformed. The Series' exclusion of real estate investment trusts (REITs) and utilities detracted from its performance relative to the benchmark as REITs and utilities outperformed most other sectors during the period.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            SIX MONTHS ENDED OCTOBER 31, 2016
  EXPENSE TABLES
                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/16  10/31/16    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,038.70    0.20%    $1.02
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.13    0.20%    $1.02

  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,047.00    0.11%    $0.57
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.58    0.11%    $0.56

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              05/01/16  10/31/16    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,035.90    0.21%    $1.07
Hypothetical 5% Annual Return................ $1,000.00 $1,024.08    0.21%    $1.07

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                      THE DFA INTERNATIONAL VALUE SERIES
              Consumer Discretionary.......................  12.8%
              Consumer Staples.............................   2.6%
              Energy.......................................  16.2%
              Financials...................................  29.7%
              Health Care..................................   1.2%
              Industrials..................................  10.7%
              Information Technology.......................   3.2%
              Materials....................................  14.6%
              Real Estate..................................   2.3%
              Telecommunication Services...................   4.3%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES
              Consumer Discretionary.......................  12.3%
              Consumer Staples.............................   6.6%
              Energy.......................................  13.7%
              Financials...................................  21.5%
              Health Care..................................  11.0%
              Industrials..................................  11.3%
              Information Technology.......................  14.7%
              Materials....................................   3.9%
              Real Estate..................................    --
              Telecommunication Services...................   4.8%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
              Consumer Discretionary.......................  15.3%
              Consumer Staples.............................   8.7%
              Energy.......................................  13.6%
              Financials...................................  20.6%
              Health Care..................................  11.1%
              Industrials..................................  12.1%
              Information Technology.......................  12.0%
              Materials....................................   2.1%
              Real Estate..................................   0.1%
              Telecommunication Services...................   4.3%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
COMMON STOCKS -- (95.4%)
AUSTRALIA -- (6.3%)
#   Australia & New Zealand Banking Group, Ltd.. 5,260,554 $111,078,744            1.1%
    BHP Billiton, Ltd........................... 5,929,050  103,585,415            1.1%
#   BHP Billiton, Ltd. Sponsored ADR............ 1,703,682   59,662,944            0.6%
    Newcrest Mining, Ltd........................ 3,033,954   53,122,828            0.5%
    Woodside Petroleum, Ltd..................... 2,846,042   60,922,340            0.6%
    Other Securities............................            246,709,911            2.6%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            635,082,182            6.5%
                                                           ------------            ----

AUSTRIA -- (0.1%)
    Other Securities............................              7,798,226            0.1%
                                                           ------------            ----

BELGIUM -- (1.2%)
    Other Securities............................            121,053,616            1.2%
                                                           ------------            ----

CANADA -- (7.6%)
    Bank of Montreal............................ 1,645,325  104,642,670            1.1%
    Suncor Energy, Inc.......................... 3,911,426  117,374,872            1.2%
    Other Securities............................            542,711,216            5.6%
                                                           ------------            ----
TOTAL CANADA....................................            764,728,758            7.9%
                                                           ------------            ----

DENMARK -- (1.7%)
    Vestas Wind Systems A.S.....................   680,712   54,535,811            0.6%
    Other Securities............................            120,813,571            1.2%
                                                           ------------            ----
TOTAL DENMARK...................................            175,349,382            1.8%
                                                           ------------            ----

FINLAND -- (0.7%)
    Other Securities............................             75,225,974            0.8%
                                                           ------------            ----

FRANCE -- (8.9%)
    BNP Paribas SA.............................. 1,521,254   88,207,260            0.9%
    Cie de Saint-Gobain......................... 1,719,658   76,358,268            0.8%
#   Engie SA.................................... 4,083,126   58,885,688            0.6%
#   Orange SA................................... 4,783,728   75,265,526            0.8%
    Renault SA..................................   759,818   66,075,160            0.7%
    Societe Generale SA......................... 1,935,625   75,503,898            0.8%
    Total SA.................................... 4,607,253  220,709,998            2.2%
    Other Securities............................            229,497,843            2.4%
                                                           ------------            ----
TOTAL FRANCE....................................            890,503,641            9.2%
                                                           ------------            ----

GERMANY -- (7.1%)
    Allianz SE..................................   730,758  114,074,413            1.2%
#   Bayerische Motoren Werke AG.................   972,382   84,835,907            0.9%
    Daimler AG.................................. 2,565,266  183,011,136            1.9%
    E.ON SE..................................... 9,462,347   69,348,171            0.7%
    Other Securities............................            258,205,262            2.6%
                                                           ------------            ----
TOTAL GERMANY...................................            709,474,889            7.3%
                                                           ------------            ----

HONG KONG -- (2.7%)
    CK Hutchison Holdings, Ltd.................. 5,014,984   61,925,181            0.6%
    Sun Hung Kai Properties, Ltd................ 2,980,920   44,389,245            0.5%
    Other Securities............................            163,115,200            1.7%
                                                           ------------            ----
TOTAL HONG KONG.................................            269,429,626            2.8%
                                                           ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                             ------      -------     ---------------
IRELAND -- (0.3%)
    Other Securities......................            $   27,555,506            0.3%
                                                      --------------           -----

ISRAEL -- (0.4%)
    Other Securities......................                37,197,840            0.4%
                                                      --------------           -----

ITALY -- (0.9%)
    Other Securities......................                89,098,627            0.9%
                                                      --------------           -----

JAPAN -- (22.1%)
    Hitachi, Ltd.......................... 10,841,000     57,792,205            0.6%
    Honda Motor Co., Ltd..................  3,689,000    110,380,798            1.1%
    Mitsubishi UFJ Financial Group, Inc... 13,919,406     71,821,469            0.7%
    Mizuho Financial Group, Inc........... 49,478,100     83,308,851            0.9%
    Nissan Motor Co., Ltd.................  6,443,700     65,548,427            0.7%
    Sumitomo Mitsui Financial Group, Inc..  2,854,200     98,959,858            1.0%
    Other Securities......................             1,732,718,474           17.8%
                                                      --------------           -----
TOTAL JAPAN...............................             2,220,530,082           22.8%
                                                      --------------           -----

NETHERLANDS -- (3.2%)
    ING Groep NV..........................  6,261,830     82,199,110            0.8%
    Koninklijke DSM NV....................    739,169     47,509,724            0.5%
    Koninklijke Philips NV................  1,794,168     54,062,166            0.6%
    Other Securities......................               133,730,760            1.4%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               317,501,760            3.3%
                                                      --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities......................                12,145,818            0.1%
                                                      --------------           -----

NORWAY -- (0.8%)
    Other Securities......................                77,275,822            0.8%
                                                      --------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................                 4,088,097            0.0%
                                                      --------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................                99,362,354            1.0%
                                                      --------------           -----

SPAIN -- (2.8%)
    Banco Santander SA.................... 38,416,551    188,242,084            1.9%
    Other Securities......................                91,349,479            1.0%
                                                      --------------           -----
TOTAL SPAIN...............................               279,591,563            2.9%
                                                      --------------           -----

SWEDEN -- (2.2%)
    Nordea Bank AB........................  4,880,877     51,293,747            0.5%
    Other Securities......................               170,725,504            1.8%
                                                      --------------           -----
TOTAL SWEDEN..............................               222,019,251            2.3%
                                                      --------------           -----

SWITZERLAND -- (7.6%)
    ABB, Ltd..............................  4,800,878     99,044,119            1.0%
    Cie Financiere Richemont SA...........  1,271,917     81,771,387            0.8%
    Novartis AG...........................  1,332,371     94,555,149            1.0%
    Swiss Re AG...........................  1,037,390     96,281,939            1.0%
    UBS Group AG..........................  3,448,485     48,753,503            0.5%
    Zurich Insurance Group AG.............    326,468     85,455,128            0.9%
    Other Securities......................               255,861,140            2.6%
                                                      --------------           -----
TOTAL SWITZERLAND.........................               761,722,365            7.8%
                                                      --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
UNITED KINGDOM -- (17.7%)
*     Anglo American P.L.C..............................  3,284,169 $    45,581,653            0.5%
      Barclays P.L.C. Sponsored ADR.....................  4,766,662      43,948,624            0.5%
      BP P.L.C. Sponsored ADR........................... 10,710,966     380,774,841            3.9%
*     Glencore P.L.C.................................... 33,377,354     102,171,610            1.1%
      HSBC Holdings P.L.C............................... 21,477,669     161,751,262            1.7%
#     HSBC Holdings P.L.C. Sponsored ADR................  3,019,816     113,635,676            1.2%
      Royal Dutch Shell P.L.C. Class A..................  2,199,265      54,777,180            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A...  3,177,301     158,261,344            1.6%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B...  3,794,361     198,483,024            2.0%
      Vodafone Group P.L.C.............................. 58,351,986     160,253,496            1.6%
#     Vodafone Group P.L.C. Sponsored ADR...............  4,011,201     111,671,843            1.1%
      Other Securities..................................                242,436,613            2.4%
                                                                    ---------------          ------
TOTAL UNITED KINGDOM....................................              1,773,747,166           18.2%
                                                                    ---------------          ------

UNITED STATES -- (0.0%)
      Other Securities..................................                    812,282            0.0%
                                                                    ---------------          ------
TOTAL COMMON STOCKS.....................................              9,571,294,827           98.4%
                                                                    ---------------          ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG.....................................    535,010      73,764,785            0.8%
      Other Securities..................................                 18,272,581            0.1%
                                                                    ---------------          ------
TOTAL GERMANY...........................................                 92,037,366            0.9%
                                                                    ---------------          ------
TOTAL PREFERRED STOCKS..................................                 92,037,366            0.9%
                                                                    ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities..................................                  2,150,761            0.0%
                                                                    ---------------          ------

SWEDEN -- (0.0%)
      Other Securities..................................                    251,828            0.0%
                                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS...................................                  2,402,589            0.0%
                                                                    ---------------          ------
TOTAL INVESTMENT SECURITIES.............................              9,665,734,782
                                                                    ---------------

                                                                        VALUE+
                                                                        ------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund.................... 31,982,623     370,102,917            3.8%
                                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $10,045,898,931)................................             $10,035,837,699          103.1%
                                                                    ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ------------------------------------------------------
                                                       LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                   --------------  -------------- ------- ---------------
Common Stocks
 Australia........................................ $   63,077,009  $  572,005,173   --    $   635,082,182
 Austria..........................................             --       7,798,226   --          7,798,226
 Belgium..........................................             --     121,053,616   --        121,053,616
 Canada...........................................    764,728,758              --   --        764,728,758
 Denmark..........................................             --     175,349,382   --        175,349,382
 Finland..........................................      2,470,632      72,755,342   --         75,225,974
 France...........................................        260,795     890,242,846   --        890,503,641
 Germany..........................................     67,367,734     642,107,155   --        709,474,889
 Hong Kong........................................             --     269,429,626   --        269,429,626
 Ireland..........................................      9,750,918      17,804,588   --         27,555,506
 Israel...........................................             --      37,197,840   --         37,197,840
 Italy............................................     17,693,989      71,404,638   --         89,098,627
 Japan............................................     32,899,160   2,187,630,922   --      2,220,530,082
 Netherlands......................................     41,922,122     275,579,638   --        317,501,760
 New Zealand......................................             --      12,145,818   --         12,145,818
 Norway...........................................     10,177,330      67,098,492   --         77,275,822
 Portugal.........................................             --       4,088,097   --          4,088,097
 Singapore........................................             --      99,362,354   --         99,362,354
 Spain............................................      3,796,801     275,794,762   --        279,591,563
 Sweden...........................................      4,064,405     217,954,846   --        222,019,251
 Switzerland......................................     27,724,389     733,997,976   --        761,722,365
 United Kingdom...................................  1,033,348,012     740,399,154   --      1,773,747,166
 United States....................................             --         812,282   --            812,282
Preferred Stocks
 Germany..........................................             --      92,037,366   --         92,037,366
Rights/Warrants
 Spain............................................             --       2,150,761   --          2,150,761
 Sweden...........................................             --         251,828   --            251,828
Securities Lending Collateral.....................             --     370,102,917   --        370,102,917
Futures Contracts**...............................       (851,802)             --   --           (851,802)
                                                   --------------  --------------   --    ---------------
TOTAL............................................. $2,078,430,252  $7,956,555,645   --    $10,034,985,897
                                                   ==============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (95.3%)
Consumer Discretionary -- (11.7%)
#*  Charter Communications, Inc. Class A..    910,208 $  227,451,877            1.1%
    Comcast Corp. Class A................. 10,885,890    672,965,720            3.2%
    Ford Motor Co......................... 14,753,200    173,202,568            0.8%
    General Motors Co.....................  5,641,400    178,268,240            0.9%
    Time Warner, Inc......................  3,800,376    338,195,460            1.6%
    Other Securities......................               954,615,599            4.6%
                                                      --------------           -----
Total Consumer Discretionary..............             2,544,699,464           12.2%
                                                      --------------           -----

Consumer Staples -- (6.3%)
    CVS Health Corp.......................  3,989,908    335,551,263            1.6%
    Mondelez International, Inc. Class A..  3,933,821    176,785,916            0.9%
#   Tyson Foods, Inc. Class A.............  1,957,913    138,718,136            0.7%
    Wal-Mart Stores, Inc..................  1,998,751    139,952,545            0.7%
    Other Securities......................               574,239,450            2.6%
                                                      --------------           -----
Total Consumer Staples....................             1,365,247,310            6.5%
                                                      --------------           -----

Energy -- (13.1%)
    Chevron Corp..........................  3,924,607    411,102,583            2.0%
    ConocoPhillips........................  3,210,456    139,494,313            0.7%
    EOG Resources, Inc....................  1,485,821    134,347,935            0.6%
    Exxon Mobil Corp......................  9,096,178    757,893,551            3.6%
    Occidental Petroleum Corp.............  1,857,300    135,415,743            0.6%
    Phillips 66...........................  2,096,097    170,098,272            0.8%
    Valero Energy Corp....................  2,806,975    166,285,199            0.8%
    Other Securities......................               932,855,101            4.5%
                                                      --------------           -----
Total Energy..............................             2,847,492,697           13.6%
                                                      --------------           -----

Financials -- (20.5%)
    American International Group, Inc.....  2,735,967    168,809,164            0.8%
    Bank of America Corp.................. 15,552,325    256,613,362            1.2%
    Bank of New York Mellon Corp. (The)...  3,379,657    146,237,758            0.7%
    Capital One Financial Corp............  2,036,842    150,807,782            0.7%
    Citigroup, Inc........................  8,251,489    405,560,684            1.9%
    Goldman Sachs Group, Inc. (The).......    980,999    174,853,262            0.8%
    JPMorgan Chase & Co................... 11,452,239    793,182,073            3.8%
    Morgan Stanley........................  3,534,479    118,652,460            0.6%
    PNC Financial Services Group, Inc.
     (The)................................  1,303,329    124,598,252            0.6%
    Travelers Cos., Inc. (The)............  1,119,453    121,102,426            0.6%
    Wells Fargo & Co......................  6,090,495    280,223,675            1.3%
    Other Securities......................             1,721,446,165            8.3%
                                                      --------------           -----
Total Financials..........................             4,462,087,063           21.3%
                                                      --------------           -----

Health Care -- (10.5%)
    Aetna, Inc............................  1,802,581    193,507,070            0.9%
    Anthem, Inc...........................  1,445,532    176,152,529            0.9%
*   Express Scripts Holding Co............  2,738,677    184,586,830            0.9%
    Humana, Inc...........................    707,042    121,278,914            0.6%
    Medtronic P.L.C.......................  3,541,179    290,447,502            1.4%
    Pfizer, Inc........................... 16,340,523    518,157,984            2.5%
    Thermo Fisher Scientific, Inc.........  1,023,977    150,555,338            0.7%
    Other Securities......................               644,260,598            3.0%
                                                      --------------           -----
Total Health Care.........................             2,278,946,765           10.9%
                                                      --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (10.8%)
#     Caterpillar, Inc..............................................   1,458,164 $   121,698,367            0.6%
      CSX Corp......................................................   5,234,843     159,715,060            0.8%
      FedEx Corp....................................................     853,987     148,867,014            0.7%
      General Electric Co...........................................   7,508,293     218,491,326            1.0%
      Norfolk Southern Corp.........................................   1,569,304     145,945,272            0.7%
      Southwest Airlines Co.........................................   3,733,160     149,513,058            0.7%
      Stanley Black & Decker, Inc...................................   1,095,910     124,758,394            0.6%
      Union Pacific Corp............................................   2,259,039     199,202,059            1.0%
      Other Securities..............................................               1,077,855,471            5.1%
                                                                                 ---------------          ------
Total Industrials...................................................               2,346,046,021           11.2%
                                                                                 ---------------          ------
Information Technology -- (14.0%)
      Cisco Systems, Inc............................................  21,342,703     654,794,128            3.1%
      Hewlett Packard Enterprise Co.................................   9,162,273     205,876,274            1.0%
      HP, Inc.......................................................   9,619,949     139,393,061            0.7%
      Intel Corp....................................................  20,115,235     701,418,244            3.4%
#     NVIDIA Corp...................................................   1,824,559     129,835,618            0.6%
      QUALCOMM, Inc.................................................   2,685,866     184,572,712            0.9%
      Other Securities..............................................               1,024,025,488            4.8%
                                                                                 ---------------          ------
Total Information Technology........................................               3,039,915,525           14.5%
                                                                                 ---------------          ------
Materials -- (3.7%)
      Newmont Mining Corp...........................................   3,239,227     119,980,968            0.6%
      Other Securities..............................................                 691,529,819            3.3%
                                                                                 ---------------          ------
Total Materials.....................................................                 811,510,787            3.9%
                                                                                 ---------------          ------
Real Estate -- (0.0%)
      Other Securities..............................................                     500,715            0.0%
                                                                                 ---------------          ------
Telecommunication Services -- (4.5%)
      AT&T, Inc.....................................................  21,002,992     772,700,076            3.7%
      Other Securities..............................................                 221,455,332            1.1%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 994,155,408            4.8%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  38,848,392            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              20,729,450,147           99.1%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     208,566            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              20,729,658,713
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 200,994,368     200,994,368            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@  DFA Short Term Investment Fund................................  70,916,981     820,651,306            3.9%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,161,108,715)..........................................               $21,751,304,387          104.0%
                                                                                 ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -----------------------------------------------------
                                                       LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                                                   ---------------  ------------ ------- ---------------
Common Stocks
 Consumer Discretionary........................... $ 2,544,699,464            --   --    $ 2,544,699,464
 Consumer Staples.................................   1,365,247,310            --   --      1,365,247,310
 Energy...........................................   2,847,492,697            --   --      2,847,492,697
 Financials.......................................   4,462,087,063            --   --      4,462,087,063
 Health Care......................................   2,278,946,765            --   --      2,278,946,765
 Industrials......................................   2,346,046,021            --   --      2,346,046,021
 Information Technology...........................   3,039,915,525            --   --      3,039,915,525
 Materials........................................     811,510,787            --   --        811,510,787
 Real Estate......................................         500,715            --   --            500,715
 Telecommunication Services.......................     994,155,408            --   --        994,155,408
 Utilities........................................      38,848,392            --   --         38,848,392
Rights/Warrants...................................              --  $    208,566   --            208,566
Temporary Cash Investments........................     200,994,368            --   --        200,994,368
Securities Lending Collateral.....................              --   820,651,306   --        820,651,306
Futures Contracts**...............................      (3,872,034)           --   --         (3,872,034)
                                                   ---------------  ------------   --    ---------------
TOTAL............................................. $20,926,572,481  $820,859,872   --    $21,747,432,353
                                                   ===============  ============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                              ------       ------     ---------------
COMMON STOCKS -- (94.6%)
Consumer Discretionary -- (14.5%)
#*  Charter Communications, Inc. Class A....   339,394 $   84,811,167            1.5%
    Comcast Corp. Class A................... 3,644,823    225,322,958            4.1%
    Ford Motor Co........................... 2,562,394     30,082,505            0.6%
    General Motors Co....................... 1,063,145     33,595,382            0.6%
    Time Warner, Inc........................ 1,534,860    136,587,191            2.5%
    Twenty-First Century Fox, Inc. Class A.. 1,287,383     33,819,551            0.6%
    Other Securities........................              305,379,188            5.4%
                                                       --------------           -----
Total Consumer Discretionary................              849,597,942           15.3%
                                                       --------------           -----

Consumer Staples -- (8.2%)
    Archer-Daniels-Midland Co...............   813,476     35,443,149            0.6%
    CVS Health Corp......................... 1,510,745    127,053,654            2.3%
    Mondelez International, Inc. Class A.... 2,081,099     93,524,589            1.7%
    Tyson Foods, Inc. Class A...............   405,030     28,696,375            0.5%
    Wal-Mart Stores, Inc....................   679,033     47,545,891            0.9%
    Walgreens Boots Alliance, Inc...........   394,449     32,632,766            0.6%
    Other Securities........................              115,015,718            2.0%
                                                       --------------           -----
Total Consumer Staples......................              479,912,142            8.6%
                                                       --------------           -----

Energy -- (12.9%)
    Anadarko Petroleum Corp.................   475,268     28,249,930            0.5%
    Chevron Corp............................ 1,154,064    120,888,204            2.2%
    ConocoPhillips.......................... 1,601,249     69,574,269            1.3%
    Exxon Mobil Corp........................ 2,448,223    203,985,940            3.7%
    Marathon Petroleum Corp.................   903,936     39,402,570            0.7%
    Phillips 66.............................   883,414     71,689,046            1.3%
    Schlumberger, Ltd.......................   603,242     47,191,622            0.9%
    Valero Energy Corp......................   605,899     35,893,457            0.7%
    Other Securities........................              135,755,749            2.3%
                                                       --------------           -----
Total Energy................................              752,630,787           13.6%
                                                       --------------           -----

Financials -- (19.5%)
    American International Group, Inc.......   838,781     51,752,788            0.9%
    Bank of America Corp.................... 5,636,194     92,997,201            1.7%
    Capital One Financial Corp..............   373,787     27,675,189            0.5%
    Citigroup, Inc.......................... 1,870,326     91,926,523            1.7%
    CME Group, Inc..........................   414,385     41,479,938            0.8%
    Goldman Sachs Group, Inc. (The).........   209,155     37,279,787            0.7%
    JPMorgan Chase & Co..................... 2,695,925    186,719,765            3.4%
    MetLife, Inc............................   958,812     45,025,812            0.8%
    Morgan Stanley.......................... 1,036,923     34,809,505            0.6%
    Prudential Financial, Inc...............   497,625     42,193,624            0.8%
    Synchrony Financial.....................   914,357     26,141,467            0.5%
    Wells Fargo & Co........................ 1,956,746     90,029,883            1.6%
    Other Securities........................              373,012,093            6.6%
                                                       --------------           -----
Total Financials............................            1,141,043,575           20.6%
                                                       --------------           -----

Health Care -- (10.5%)
    Aetna, Inc..............................   558,462     59,950,896            1.1%
    Anthem, Inc.............................   504,640     61,495,430            1.1%
*   Express Scripts Holding Co..............   493,239     33,244,309            0.6%
    Humana, Inc.............................   236,814     40,620,705            0.8%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Health Care -- (Continued)
      Medtronic P.L.C...............................................    764,960 $   62,742,019            1.1%
      Pfizer, Inc...................................................  4,874,915    154,583,555            2.8%
      Thermo Fisher Scientific, Inc.................................    499,520     73,444,426            1.3%
      Other Securities..............................................               128,339,616            2.3%
                                                                                --------------          ------
Total Health Care...................................................               614,420,956           11.1%
                                                                                --------------          ------

Industrials -- (11.4%)
      CSX Corp......................................................  1,242,950     37,922,404            0.7%
      General Electric Co...........................................  3,873,888    112,730,141            2.1%
      Norfolk Southern Corp.........................................    545,229     50,706,297            0.9%
      Southwest Airlines Co.........................................    645,761     25,862,728            0.5%
      Union Pacific Corp............................................    888,128     78,315,127            1.4%
      Other Securities..............................................               362,719,252            6.5%
                                                                                --------------          ------
Total Industrials...................................................               668,255,949           12.1%
                                                                                --------------          ------

Information Technology -- (11.4%)
      Activision Blizzard, Inc......................................    982,162     42,399,934            0.8%
      Cisco Systems, Inc............................................  4,149,274    127,299,726            2.3%
      Intel Corp....................................................  4,407,379    153,685,306            2.8%
      QUALCOMM, Inc.................................................  1,059,256     72,792,072            1.3%
*     Yahoo!, Inc...................................................  1,048,770     43,576,393            0.8%
      Other Securities..............................................               224,356,216            4.0%
                                                                                --------------          ------
Total Information Technology........................................               664,109,647           12.0%
                                                                                --------------          ------

Materials -- (2.0%)
      Other Securities..............................................               115,737,121            2.1%
                                                                                --------------          ------

Real Estate -- (0.1%)
      Other Securities..............................................                 2,975,594            0.1%
                                                                                --------------          ------

Telecommunication Services -- (4.0%)
      AT&T, Inc.....................................................  5,474,287    201,399,019            3.6%
      Other Securities..............................................                34,832,133            0.7%
                                                                                --------------          ------
Total Telecommunication Services....................................               236,231,152            4.3%
                                                                                --------------          ------

Utilities -- (0.1%)
      Other Securities..............................................                 5,629,847            0.1%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             5,530,544,712           99.9%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                   167,859            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             5,530,712,571
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 11,204,446     11,204,446            0.2%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@  DFA Short Term Investment Fund................................ 26,327,188    304,658,223            5.5%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,671,390,515)...........................................              $5,846,575,240          105.6%
                                                                                ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary............ $  849,597,942           --   --    $  849,597,942
 Consumer Staples..................    479,912,142           --   --       479,912,142
 Energy............................    752,630,787           --   --       752,630,787
 Financials........................  1,141,043,575           --   --     1,141,043,575
 Health Care.......................    614,420,956           --   --       614,420,956
 Industrials.......................    668,255,949           --   --       668,255,949
 Information Technology............    664,109,647           --   --       664,109,647
 Materials.........................    115,737,121           --   --       115,737,121
 Real Estate.......................      2,975,594           --   --         2,975,594
 Telecommunication Services........    236,231,152           --   --       236,231,152
 Utilities.........................      5,629,847           --   --         5,629,847
Rights/Warrants....................             -- $    167,859   --           167,859
Temporary Cash Investments.........     11,204,446           --   --        11,204,446
Securities Lending Collateral......             --  304,658,223   --       304,658,223
                                    -------------- ------------   --    --------------
TOTAL.............................. $5,541,749,158 $304,826,082   --    $5,846,575,240
                                    ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                                                  THE TAX-
                                                                                      THE DFA    THE U.S. LARGE MANAGED U.S.
                                                                                   INTERNATIONAL   CAP VALUE     MARKETWIDE
                                                                                   VALUE SERIES*     SERIES     VALUE SERIES
                                                                                   ------------- -------------- ------------
ASSETS:
Investments at Value (including $362,128, $1,407,685 and $379,738 of
 securities on loan)..............................................................  $ 9,665,735   $20,729,659    $5,530,713
Temporary Cash Investments at Value & Cost........................................           --       200,994        11,204
Collateral from Securities on Loan Invested in Affiliate at Value (including cost
 of $370,043, $820,520 and $304,624)..............................................      370,103       820,651       304,658
Segregated Cash for Futures Contracts.............................................        1,176         6,012            --
Foreign Currencies at Value.......................................................        9,101            --            --
Cash..............................................................................       17,431            --            --
Receivables:
  Investment Securities Sold......................................................           --        56,993         7,297
  Dividends, Interest and Tax Reclaims............................................       38,076        22,805         6,133
  Securities Lending Income.......................................................          158           228            63
  Futures Margin Variation........................................................           13            --            --
                                                                                    -----------   -----------    ----------
     Total Assets.................................................................   10,101,793    21,837,342     5,860,068
                                                                                    -----------   -----------    ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................................      370,018       820,496       304,621
  Investment Securities Purchased.................................................           --        97,218        15,799
  Due to Advisor..................................................................        1,649         1,787           947
  Futures Margin Variation........................................................           --           247            --
Accrued Expenses and Other Liabilities............................................          586         1,026           297
                                                                                    -----------   -----------    ----------
     Total Liabilities............................................................      372,253       920,774       321,664
                                                                                    -----------   -----------    ----------
NET ASSETS........................................................................  $ 9,729,540   $20,916,568    $5,538,404
                                                                                    ===========   ===========    ==========
Investments at Cost...............................................................  $ 9,675,856   $15,139,595    $3,355,562
                                                                                    ===========   ===========    ==========
Foreign Currencies at Cost........................................................  $     9,131   $        --    $       --
                                                                                    ===========   ===========    ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                                  THE TAX-
                                                                        THE DFA      THE U.S.   MANAGED U.S.
                                                                     INTERNATIONAL  LARGE CAP    MARKETWIDE
                                                                     VALUE SERIES  VALUE SERIES VALUE SERIES
                                                                     ------------- ------------ ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $27,352, $20 and $4,
   respectively)....................................................   $ 341,886     $481,935    $ 119,737
  Interest..........................................................          --          712           --
  Income from Securities Lending....................................       9,676        3,444          909
                                                                       ---------     --------    ---------
     Total Investment Income........................................     351,562      486,091      120,646
                                                                       ---------     --------    ---------
EXPENSES
  Investment Management Fees........................................      17,844       19,402       10,647
  Accounting & Transfer Agent Fees..................................         449          954          262
  Custodian Fees....................................................         771          190           47
  Shareholders' Reports.............................................          38           81           22
  Directors'/Trustees' Fees & Expenses..............................          62          134           37
  Professional Fees.................................................         265          361          100
  Other.............................................................         339          531          154
                                                                       ---------     --------    ---------
     Total Expenses.................................................      19,768       21,653       11,269
                                                                       ---------     --------    ---------
  Fees Paid Indirectly (Note C).....................................        (212)          --           --
                                                                       ---------     --------    ---------
  Net Expenses......................................................      19,556       21,653       11,269
                                                                       ---------     --------    ---------
  NET INVESTMENT INCOME (LOSS)......................................     332,006      464,438      109,377
                                                                       ---------     --------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**....................................    (261,808)     567,193      194,648
    Futures.........................................................       5,988       21,037        5,998
    Foreign Currency Transactions...................................       5,590           --           --
    Forward Currency Contracts......................................           8           --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................     (32,753)     (57,128)    (153,025)
    Futures.........................................................        (852)      (3,872)          --
    Translation of Foreign Currency Denominated Amounts.............        (908)          --           --
                                                                       ---------     --------    ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................    (284,735)     527,230       47,621
                                                                       ---------     --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....   $  47,271     $991,668    $ 156,998
                                                                       =========     ========    =========

----------
**Net of foreign capital gain taxes withheld of $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           THE DFA INTERNATIONAL   THE U.S. LARGE CAP VALUE   THE TAX-MANAGED U.S.
                                                VALUE SERIES                SERIES           MARKETWIDE VALUE SERIES
                                          -----------------------  ------------------------  ----------------------
                                             YEAR         YEAR         YEAR         YEAR        YEAR        YEAR
                                            ENDED        ENDED        ENDED        ENDED       ENDED       ENDED
                                           OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                             2016         2015         2016         2015        2016        2015
                                          ----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........... $  332,006  $   313,826  $   464,438  $   413,724  $  109,377  $   96,469
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........   (261,808)     244,684      567,193      858,150     194,648      88,248
    Futures..............................      5,988           --       21,037          (43)      5,998          --
    Foreign Currency Transactions........      5,590       (5,879)          --           --          --          --
    Forward Currency Contracts...........          8           --           --           --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................    (32,753)  (1,034,230)     (57,128)  (1,018,426)   (153,025)    (36,271)
    Futures..............................       (852)          --       (3,872)          --          --          --
    Translation of Foreign Currency
     Denominated Amounts.................       (908)         654           --           --          --          --
                                          ----------  -----------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................     47,271     (480,945)     991,668      253,405     156,998     148,446
                                          ----------  -----------  -----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions..........................  1,394,282    1,070,207    1,812,211    1,769,181     280,866     247,754
  Withdrawals............................   (939,918)    (705,023)    (981,368)  (1,305,211)   (247,872)   (191,765)
                                          ----------  -----------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........    454,364      365,184      830,843      463,970      32,994      55,989
                                          ----------  -----------  -----------  -----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................    501,635     (115,761)   1,822,511      717,375     189,992     204,435
NET ASSETS
  Beginning of Year......................  9,227,905    9,343,666   19,094,057   18,376,682   5,348,412   5,143,977
                                          ----------  -----------  -----------  -----------  ----------  ----------
  End of Year............................ $9,729,540  $ 9,227,905  $20,916,568  $19,094,057  $5,538,404  $5,348,412
                                          ==========  ===========  ===========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                           THE DFA INTERNATIONAL VALUE SERIES
                                                             -------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR        YEAR        YEAR
                                                                ENDED        ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015         2014        2013        2012
---------------------------------------------------------------------------------------------------------------------------
Total Return................................................      (0.10)%      (5.35)%      (0.72)%      28.18%       3.17%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $9,729,540   $9,227,905   $9,343,666   $8,792,130  $7,238,249
Ratio of Expenses to Average Net Assets.....................       0.22%        0.22%        0.22%        0.22%       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly)...........................................       0.22%        0.22%        0.22%        0.22%       0.24%
Ratio of Net Investment Income to Average Net Assets........       3.72%        3.31%        4.50%        3.20%       3.75%
Portfolio Turnover Rate.....................................         17%          21%          17%          15%         14%
---------------------------------------------------------------------------------------------------------------------------

                                                                             THE U.S. LARGE CAP VALUE SERIES
                                                             ---------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR         YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                                               OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                 2016         2015         2014         2013         2012
-----------------------------------------------------------------------------------------------------------------------------
Total Return................................................        4.75%        1.32%       15.67%       35.68%       18.31%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $20,916,568  $19,094,057  $18,376,682  $14,838,988  $10,589,152
Ratio of Expenses to Average Net Assets.....................        0.11%        0.11%        0.11%        0.11%        0.12%
Ratio of Net Investment Income to Average Net Assets........        2.39%        2.20%        1.90%        1.98%        2.15%
Portfolio Turnover Rate.....................................          15%          16%          15%          15%          10%
-----------------------------------------------------------------------------------------------------------------------------

                                                                    THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                2016        2015        2014        2013        2012
------------------------------------------------------------------------------------------------------------------------
Total Return................................................       2.79%       2.93%      15.17%      35.92%      18.47%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $5,538,404  $5,348,412  $5,143,977  $4,389,755  $3,306,476
Ratio of Expenses to Average Net Assets.....................       0.21%       0.21%       0.21%       0.21%       0.22%
Ratio of Net Investment Income to Average Net Assets........       2.05%       1.82%       1.61%       1.82%       1.99%
Portfolio Turnover Rate.....................................          9%          6%          2%          5%         10%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, three of which, The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Series are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or the Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20%, 0.10%, and 0.20% of average daily net assets for The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, respectively.

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of The DFA International Value Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                     FEES PAID
                                                     INDIRECTLY
                                                     ----------
                 The DFA International Value Series.    $212

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2016, the total related amounts paid by the Trust to the CCO were $83 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               The DFA International Value Series........... $321
               The U.S. Large Cap Value Series..............  478
               The Tax-Managed U.S. Marketwide Value Series.  142

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                    PURCHASES    SALES
                                                    ---------- ----------
      The DFA International Value Series........... $2,247,033 $1,472,195
      The U.S. Large Cap Value Series..............  4,375,099  2,884,283
      The Tax-Managed U.S. Marketwide Value Series.    717,048    486,818

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    NET UNREALIZED
                                              FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                                 COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                              ----------- ------------ ------------ --------------
The DFA International Value Series........... $10,045,899  $1,179,180  $(1,189,241)   $  (10,061)
The U.S. Large Cap Value Series..............  16,161,109   6,178,300     (588,105)    5,590,195
The Tax-Managed U.S. Marketwide Value Series.   3,671,391   2,270,876      (95,691)    2,175,185

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FORWARD CURRENCY CONTRACTS: The International Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the International Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the following Series had outstanding futures contracts (dollar amounts in thousands):

                                                                                    UNREALIZED
                                                      EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                                   DESCRIPTION           DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                             ------------------------ ---------- --------- -------- ---------- ----------
The DFA International Value
  Series.................... Mini MSCI EAFE Index(R)   12/16/16     280    $23,320    $(852)     $1,176
                                                                           -------    -----      ------
                                                                           $23,320    $(852)     $1,176
                                                                           =======    =====      ======

                                                                                UNREALIZED
                                                  EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                          ----------------------- ---------- --------- -------- ---------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)   12/16/16    1,336   $141,623  $(3,872)    $6,012
                                                                       --------  -------     ------
                                                                       $141,623  $(3,872)    $6,012
                                                                       ========  =======     ======

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                       FORWARD
                                                      CURRENCY
                                                      CONTRACTS FUTURES
                                                      --------- --------
       The DFA International Value Series*...........   $402    $ 58,270
       The U.S. Large Cap Value Series*..............     --     108,242
       The Tax-Managed U.S. Marketwide Value Series*.     --      19,306

* The Series had derivative activity during the period but it did not have open forward currency contract positions at October 31, 2016.

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of October 31, 2016:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Equity Contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                            LIABILITY DERIVATIVES VALUE
                                            --------------------------
                                              TOTAL VALUE
                                                   AT          EQUITY
                                            OCTOBER 31, 2016 CONTRACTS*
                                            ---------------- ----------
        The DFA International Value Series.     $  (852)      $  (852)
        The U.S. Large Cap Value Series....      (3,872)       (3,872)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Series' Statements of Operations of realized and change in unrealized gains and losses from the Series' derivative instrument holdings through the year ended October 31, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                                   REALIZED GAIN (LOSS) ON
                                                         DERIVATIVES
                                                 ---------------------------
                                                          FOREIGN
                                                         EXCHANGE   EQUITY
                                                  TOTAL  CONTRACTS CONTRACTS
                                                 ------- --------- ---------
   The DFA International Value Series........... $ 5,996    $ 8     $ 5,988
   The U.S. Large Cap Value Series..............  21,037     --      21,037
   The Tax-Managed U.S. Marketwide Value Series.   5,998     --       5,998

                                                CHANGE IN UNREALIZED
                                            APPRECIATION (DEPRECIATION) ON
                                                    DERIVATIVES
                                            ---------------------------
                                                        FOREIGN
                                                       EXCHANGE   EQUITY
                                             TOTAL     CONTRACTS CONTRACTS
                                            -------    --------- ---------
       The DFA International Value Series*. $  (852)      --      $  (852)
       The U.S. Large Cap Value Series.....  (3,872)      --       (3,872)

* As of October 31, 2016, there were no forward currency contracts outstanding. During the year ended October 31, 2016, the Series had limited activity in futures contracts.

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The DFA International Value Series....     0.96%       $ 6,426         14         $2        $40,666
The U.S. Large Cap Value Series.......     0.87%        53,510          3          4         56,418
The Tax-Managed U.S. Marketwide Value
  Series..............................     1.05%         3,676         20          2         13,333

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2016.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                     PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                     --------- -------- --------------------
The DFA International Value Series........... $100,986  $137,382       $(50,541)
The U.S. Large Cap Value Series..............  259,866   167,106         13,371
The Tax-Managed U.S. Marketwide Value Series.   46,069    25,777          6,766

J. SECURITIES LENDING:

   As of October 31, 2016, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. Government agency securities with a market value of $631,247, $21,237 and $85,241 (amounts in thousands). Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                     AS OF OCTOBER 31, 2016
                                    ---------------------------------------------------------
                                    OVERNIGHT AND            BETWEEN
                                     CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                    ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE DFA INTERNATIONAL VALUE SERIES
 Common Stocks..................... $370,102,917     --         --         --    $370,102,917
THE U.S. LARGE CAP VALUE SERIES
 Common Stocks, Right/Warrants..... $820,651,306     --         --         --    $820,651,306
THE TAX-MANAGED U.S. MARKETWIDE
  VALUE SERIES
 Common Stocks, Rights/Warrants.... $304,658,223     --         --         --    $304,658,223

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as a defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016 .

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016 .

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes, and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016 .

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

       NAME, POSITION                                  PORTFOLIOS WITHIN THE
       WITH THE FUND,          TERM OF OFFICE/1/ AND   DFA FUND COMPLEX/2/      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH     LENGTH OF SERVICE             OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
                                              DISINTERESTED TRUSTEES/DIRECTORS
----------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       Since Inception         122 portfolios in 4     Leo Melamed Professor of Finance, The University
Director of DFAIDG and DIG.                            investment companies    of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
----------------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986       122 portfolios in 4     Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG     DIG-Since 1993          investment companies    Service Professor of Economics, University of
Trustee of DFAITC and DEM      DFAITC-Since 1992                               Chicago Booth School of Business (since 1965).
The University of Chicago      DEM-Since 1993                                  Member and Chair, Competitive Markets Advisory
Booth School of Business                                                       Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                        trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637                                                              Fund (registered investment company)
1939                                                                           (29 Portfolios) (since 1994). Formerly, Member of
                                                                               the Board of Milwaukee Insurance Company
                                                                               (1997-2010).
----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981       122 portfolios in 4     Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG     DIG-Since 1993          investment companies    Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM      DFAITC-Since 1992                               Partner, Zebra Capital Management, LLC (hedge
Yale School of Management      DEM-Since 1993                                  fund and asset manager) (since 2001). Consultant
P.O. Box 208200                                                                to Morningstar Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                       Director, BIRR Portfolio Analysis, Inc. (software
1943                                                                           Products) (1990- 2010).
----------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010       122 portfolios in 4     Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG     DIG-Since 2010          investment companies    Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM      DFAITC-Since 2010                               Professor of Human Resources Management and
Stanford University Graduate   DEM-Since 2010                                  Economics, Graduate School of Business, Stanford
School of Business                                                             University (since 1995). Cornerstone Research
434 Galvez Mall                                                                (expert testimony and economic and financial
Stanford, CA 94305                                                             analysis) (since 2009). Formerly, Chairman of the
1948                                                                           President George W. Bush's Council of Economic
                                                                               Advisors, State of California (2005-2006).
                                                                               Formerly, Commissioner, White House Panel on Tax
                                                                               Reform (2005)
----------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981       122 portfolios in 4     Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG     DIG-Since 1993          investment companies    Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM      DFAITC-Since 1992                               Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund           DEM-Since 1993                                  Stanford University (since 1981). Chairman,
Advisers, LP                                                                   Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                                                             Platinum Grove Asset Management, L.P. (hedge
Building 1                                                                     fund) (formerly, Oak Hill Platinum Partners)
Austin, TX 78746                                                               (1999-2009). Formerly, Director, American Century
1941                                                                           Fund Complex (registered investment companies)
                                                                               (43 Portfolios) (1980-2014).
----------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000       122 portfolios in 4     Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG     DIG-Since 2000          investment companies    Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM      DFAITC-Since 2000                               Booth School of Business (since 1980). Director,
The University of Chicago      DEM-Since 2000                                  HNI Corporation (formerly known as HON Industries
Booth School of Business                                                       Inc.) (office furniture) (since 2000). Director,
5807 S. Woodlawn Avenue                                                        Ryder System Inc. (transportation, logistics and
Chicago, IL 60637                                                              supply-chain management) (since 2003). Trustee,
1953                                                                           UBS Funds (4 investment companies within the fund
                                                                               complex) (33 portfolios) (since 2009). Formerly,
                                                                               Co-Director Investment Research, Fundamental
                                                                               Investment Advisors (hedge fund) (2008-2011).

      NAME, POSITION                                PORTFOLIOS WITHIN THE
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE           OVERSEEN           OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS*
-----------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,   DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief        DFAITC-Since 1992                            Officer (until 1/1/2010) of the following
Executive Officer             DEM-Since 1993                               companies: Dimensional Holdings Inc., Dimensional
6300 Bee Cave Road                                                         Fund Advisors LP, DFA Securities LLC, DEM,
Building One                                                               DFAIDG, DIG and DFAITC (collectively, the "DFA
Austin, TX 78746                                                           Entities"). Director of Dimensional Fund Advisors
1946                                                                       Ltd. and formerly, Chief Investment Officer.
                                                                           Director of DFA Australia Limited and formerly,
                                                                           President and Chief Investment Officer. Director
                                                                           of Dimensional Advisors Ltd., Dimensional Funds
                                                                           plc and Dimensional Funds II plc. Formerly,
                                                                           President, Dimensional SmartNest (US) LLC
                                                                           (2009-2014). Formerly, Limited Partner, Oak Hill
                                                                           Partners (2001-2010). Limited Partner, VSC
                                                                           Investors, LLC (since 2007). Trustee, University
                                                                           of Chicago. Trustee, University of Kansas
                                                                           Endowment Association. Formerly, Director, SA
                                                                           Funds (registered investment company). Chairman,
                                                                           Director and Co-Chief Executive Officer of
                                                                           Dimensional Fund Advisors Canada ULC. Director
                                                                           and President (since 2012) of Dimensional Japan
                                                                           Ltd. Chairman, Director, President, and Co-Chief
                                                                           Executive Officer of Dimensional Cayman Commodity
                                                                           Fund I Ltd. (since 2010).
-----------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning
Director/Trustee, Co-Chief    DIG-Since 2009        investment companies   January 2010), Co-Chief Investment Officer (since
Executive Officer and Co-     DFAITC-Since 2009                            June 2014), Director/Trustee, and formerly, Chief
Chief Investment Officer      DEM-Since 2009                               Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive
Building One                                                               Officer and Chief Investment Officer (since 2010)
Austin, TX 78746                                                           of Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President
                                                                           and Co-Chief Investment Officer of Dimensional
                                                                           Fund Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director
                                                                           of DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director
                                                                           of Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice
                                                                           President of the DFA Entities and Dimensional
                                                                           Fund Advisors Canada ULC. Director and Chief
                                                                           Investment Officer (since December 2012) of
                                                                           Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            TERM OF OFFICE/1/
  NAME AND YEAR OF                           AND LENGTH OF
        BIRTH               POSITION            SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012).
----------------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong  Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (January 2011-January 2016).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013). Director of Dimensional
                                                               Funds plc and Dimensional Funds II plc (since
                                                               November 2013).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President, Director and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
David K. Campbell      Vice President         Since 2016       Vice President of all the DFA Entities. Formerly, DC
1966                                                           Relationship Manager for Dimensional Fund
                                                               Advisors LP (October 2010-January 2016).
----------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015) for
                                                               Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October 2010-
                                                               December 2011).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (June 2011-January 2015) for
                                                        Dimensional Fund Advisors LP; Sales Executive for
                                                        Vanguard (2004-June 2011).
-------------------------------------------------------------------------------------------------------------
James G. Charles     Vice President    Since 2011       Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------
Joseph H. Chi        Vice President    Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                    Portfolio Management (since March 2012) and
                                                        Senior Portfolio Manager (since January 2012) for
                                                        Dimensional Fund Advisors LP. Vice President of
                                                        Dimensional Fund Advisors Canada ULC (since
                                                        April 2016). Formerly, Portfolio Manager for
                                                        Dimensional Fund Advisors LP (October 2005 to
                                                        January 2012).
-------------------------------------------------------------------------------------------------------------
Pil Sun Choi         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Counsel for Dimensional Fund Advisors LP
                                                        (April 2012-January 2014); Vice President and
                                                        Counsel for AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------
Stephen A. Clark     Vice President    Since 2004       Vice President of all the DFA Entities. Director and
1972                                                    Vice President of Dimensional Japan Ltd (since
                                                        February 2016). President and Director of
                                                        Dimensional Fund Advisors Canada ULC (since
                                                        February 2016), Vice President of DFA Australia
                                                        Limited (since April 2008) and Director (since Oct
                                                        2016). Director of Dimensional Advisors Ltd,
                                                        Dimensional Fund Advisors Pte. Ltd., and
                                                        Dimensional Hong Kong Limited, (since April 2016),
                                                        Vice President of Dimensional Fund Advisors Pte
                                                        Ltd. (since June 2016), Head of Global Institutional
                                                        Services for Dimensional Fund Advisors LP (since
                                                        January 2014). Formerly, Vice President of
                                                        Dimensional Fund Advisors Canada ULC (December
                                                        2010-February 2016); Head of Institutional, North
                                                        America (March 2012 to December 2013) and Head
                                                        of Portfolio Management (January 2006 to
                                                        March 2012) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
Matthew B. Cobb      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (September 2011-March 2013); Vice President at
                                                        MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------
Rose C. Cooke        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (August 2010-March 2014).
-------------------------------------------------------------------------------------------------------------
Ryan Cooper          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (2003-March 2014).
-------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell   Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------
Robert P. Cornell    Vice President    Since 2007       Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------
John W. Crill (Wes)  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                    Senior Associate, Research (January 2015-
                                                        January 2016); Associate, Research (January 2014-
                                                        January 2015); Analyst, Research (July 2010-
                                                        January 2014) for Dimensional Fund Advisors LP.

                                             TERM OF OFFICE/1/
   NAME AND YEAR OF                           AND LENGTH OF
        BIRTH                POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and     Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief                            of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                      Dimensional Fund Advisors Ltd. Chief Compliance
                                                                Officer and Chief Privacy Officer of Dimensional
                                                                Fund Advisors Canada ULC, Chief Compliance
                                                                Officer of Dimensional Fund Advisors Pte. Ltd.
                                                                Formerly, Vice President and Global Chief
                                                                Compliance Officer for Dimensional SmartNest (US)
                                                                LLC (October 2010-2014).
----------------------------------------------------------------------------------------------------------------------
John T. Curnutte        Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1980                                                            Manager, Research Systems (November 2012-
                                                                January 2016) for Dimensional Fund Advisors LP;
                                                                Assistant Vice President, Oaktree Capital
                                                                Management (April 2011-October 2012.
----------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                            Regional Director (July 2013-January 2015) for
                                                                Dimensional Fund Advisors LP; Relationship
                                                                Manager for Blackrock, Inc. (July 2011-July
                                                                2013);Vice President for Towers Watson (formerly,
                                                                WellsCanning) (June 2009-July 2011).
----------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President         Since 1999       Vice President of all the DFA Entities.
1956
----------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                            Limited and Dimensional Fund Advisors Canada
                                                                ULC.
----------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                            Regional Director (January 2012-January 2014) and
                                                                Senior Associate (August 2010-December 2011) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                            Regional Director (May 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Vice President,
                                                                Portfolio Specialist (January 2007-May 2011) for
                                                                Morgan Stanley Investment Management.
----------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                            Associate, Research (November 2012-January
                                                                2015) for Dimensional Fund Advisors LP; Senior
                                                                Consultant, NERA Economic Consulting, New York
                                                                (May 2010-November 2012).
----------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President         Since 2010       Vice President of all the DFA Entities. Chief Data
1972                                                            Officer for Dimensional Fund Advisors LP (since
                                                                January 2016).
----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President         Since 2001       Vice President of all the DFA Entities.
1970
----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                            Marketing for Dimensional Fund Advisors LP (since
                                                                February 2013). Formerly, Senior Manager of
                                                                Research and Marketing for Dimensional Fund
                                                                Advisors LP (June 2012-January 2013); Director of
                                                                Mutual Fund Analysis at Morningstar (January 2008-
                                                                May 2012).
----------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                            Regional Director (May 2008-January 2015) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                    Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Pte. Ltd. (since April 2013). Formerly, Chief
                                                                Operating Officer for Dimensional Fund Advisors Ltd.
                                                                (July 2008-March 2013).

                                              TERM OF OFFICE/1/
  NAME AND YEAR OF                             AND LENGTH OF
       BIRTH                 POSITION             SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker   Vice President            Since 2004       Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall        Vice President            Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                             Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) of
                                                                 Dimensional Fund Advisors LP. Vice President of
                                                                 Dimensional Fund Advisors Canada ULC (since April
                                                                 2016). Formerly, Portfolio Manager of Dimensional
                                                                 Fund Advisors LP (September 2004-January 2012).
------------------------------------------------------------------------------------------------------------------------
Edward A. Foley       Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors LP
                                                                 (August 2011-January 2014); Senior Vice President
                                                                 of First Trust Advisors L.P. (2007-July 2011).
------------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster   Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                             Senior Associate (May 2011-January 2015) for
                                                                 Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman     Vice President            Since 2009       Vice President of all the DFA Entities.
1970
------------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President            Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1970                                                             President for Dimensional SmartNest (US) LLC
                                                                 (January 2012-November 2014); Senior Vice
                                                                 President for Morningstar (July 2004-July 2011).
------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President            Since 2007       Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President            Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock
                                                                 (2004-January 2012).
------------------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President            Since 2000       Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President            Since 2007       Vice President of all the DFA Entities.
1974
------------------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President            Since 2011       Vice President of all the DFA Entities. Senior Trader
1975                                                             for Dimensional Fund Advisors LP (since 2012).
                                                                 Formerly, Senior Trader (2009-2012).
------------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP
                                                                 (January 2011-January 2014).
------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President            Since 2007       Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President            Since 2005       Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President, Chief     Since 2016       Vice President, Chief Financial Officer, and
1958                  Financial Officer, and                     Treasurer of all the DFA Entities. Interim Chief
                      Treasurer                                  Financial Officer, interim Treasurer and Vice
                                                                 President of Dimensional Advisors Ltd., Dimensional
                                                                 Hong Kong Limited, Dimensional Cayman
                                                                 Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                 Canada ULC, Dimensional Fund Advisors Pte. Ltd,
                                                                 DFA Australia Ltd. Formerly, interim Chief Financial
                                                                 Officer and interim Treasurer (April 2016-September
                                                                 2016), and Controller (August 2015-September
                                                                 2016) of all the DFA Entities); Vice President of
                                                                 T. Rowe Price Group, Inc. and Director of Investment
                                                                 Treasury and Treasurer of the T. Rowe Price Funds
                                                                 (March 2008-July 2015).
------------------------------------------------------------------------------------------------------------------------
Christine W. Ho       Vice President            Since 2004       Vice President of all the DFA Entities.
1967

                                        TERM OF OFFICE/1/
   NAME AND YEAR OF                      AND LENGTH OF
        BIRTH              POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Michael C. Horvath      Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                       Managing Director, Co-Head Global Consultant
                                                           Relations at BlackRock (2004-2011).
-----------------------------------------------------------------------------------------------------------------
Mark A. Hunter          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                       Senior Compliance Officer (November 2010-January
                                                           2015) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Alan R. Hutchison       Vice President    Since 2016       Vice President of all the DFA Entities. Portfolio
1977                                                       Manager for Dimensional Fund Advisors LP (January
                                                           2013-Present). Formerly, Investment Associate for
                                                           Dimensional Fund Advisors LP (January 2010-
                                                           January 2013).
-----------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (April 2006-January 2016).
-----------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                       Manager, IT Service Management (October 2014-
                                                           January 2016); Manager, Managed DC Systems
                                                           (October 2005-October 2014) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President    Since 2004       Vice President of all the DFA Entities and
1973                                                       Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                       Manager of Sales and Marketing Systems (January
                                                           2011-January 2014) for Dimensional Fund Advisors
                                                           LP.
-----------------------------------------------------------------------------------------------------------------
Stephen W. Jones        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                       Facilities Manager for Dimensional Fund Advisors
                                                           LP (October 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------
Scott P. Kaup           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                       Senior Manager, Investment Operations (January
                                                           2014-January 2015) and Investment Operations
                                                           Manager (May 2008-January 2014) for Dimensional
                                                           Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
David M. Kavanaugh      Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                       Operations for Financial Advisor Services for
                                                           Dimensional Fund Advisors LP (since July 2014).
                                                           Formerly, Counsel of Dimensional Fund Advisors LP
                                                           (August 2011-January 2014); Associate at Andrews
                                                           Kurth LLP (2006-2011).
-----------------------------------------------------------------------------------------------------------------
Patrick M. Keating      Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                       Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP and Dimensional Japan Ltd. Chief
                                                           Operating Officer and Director of Dimensional Japan
                                                           Ltd. Formerly, Vice President of DFA Securities LLC,
                                                           Dimensional Cayman Commodity Fund I Ltd. and
                                                           Dimensional Advisors Ltd (until February 2015);
                                                           Chief Operating Officer of Dimensional Holdings Inc.,
                                                           DFA Securities LLC, Dimensional Fund Advisors LP,
                                                           Dimensional Cayman Commodity Fund I Ltd.,
                                                           Dimensional Advisors Ltd. and Dimensional Fund
                                                           Advisors Pte. Ltd. (until February 2015); Director,
                                                           Vice President, and Chief Privacy Officer of
                                                           Dimensional Fund Advisors Canada ULC (until
                                                           February 2015); Director of DFA Australia Limited,
                                                           Dimensional Fund Advisors Ltd. and Dimensional
                                                           Advisors Ltd. (until February 2015); and Director and
                                                           Vice President of Dimensional Hong Kong Limited
                                                           and Dimensional Fund Advisors Pte. Ltd. (until
                                                           February 2015).
-----------------------------------------------------------------------------------------------------------------
Andrew K. Keiper        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (October 2004-January 2013).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                    Manager for Dimensional Fund Advisors LP (since
                                                        June 2004).
---------------------------------------------------------------------------------------------------------------
Arun C. Keswani      Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1975                                                    Portfolio Manager for Dimensional Fund Advisors LP
                                                        (January 2015-Present). Formerly, Portfolio Manager
                                                        (January 2013-January 2015) and Investment
                                                        Associate (October 2011-January 2013) for
                                                        Dimensional Fund Advisors LP; Investment Banking
                                                        Associate at Morgan Stanley (August 2010-
                                                        September 2011).
---------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors LP
                                                        (September 2012-January 2014); Vice President and
                                                        Global Creative Director at Morgan Stanley
                                                        (2007-2012); Visiting Assistant Professor, Graduate
                                                        Communications Design at Pratt Institute
                                                        (2004-2012).
---------------------------------------------------------------------------------------------------------------
Natalia Y. Knych     Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, RFP, Institutional (January 2015-January
                                                        2016); Senior Associate, Institutional (April 2007-
                                                        January 2015) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors LP
                                                        (since January 2012). Formerly, Portfolio Manager
                                                        for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------
Michael F. Lane      Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                    Chief Executive Officer for Dimensional SmartNest
                                                        (US) LLC (July 2012-November 2014).
---------------------------------------------------------------------------------------------------------------
Francis R. Lao       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
1969                                                    President -- Global Operations at Janus Capital
                                                        Group (2005-2011).
---------------------------------------------------------------------------------------------------------------
David F. LaRusso     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                    Senior Trader (January 2010-December 2012) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Juliet H. Lee        Vice President    Since 2005       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------
Marlena I. Lee       Vice President    Since 2011       Vice President of all the DFA Entities.
1980
---------------------------------------------------------------------------------------------------------------
Paul A. Lehman       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (July 2013-January 2015) for
                                                        Dimensional Fund Advisors LP; Chief Investment
                                                        Officer (April 2005-April 2013) for First Citizens
                                                        Bancorporation.
---------------------------------------------------------------------------------------------------------------
John B. Lessley      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2008-January 2013).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Joy L. Lopez         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Senior Tax Manager (February 2013-January 2015)
                                                        for Dimensional Fund Advisors LP; Vice President
                                                        and Tax Manager, North America (August 2006-April
                                                        2012) for Pacific Investment Management Company.
-----------------------------------------------------------------------------------------------------------
Apollo D. Lupescu    Vice President    Since 2009       Vice President of all the DFA Entities.
1969
-----------------------------------------------------------------------------------------------------------
Timothy P. Luyet     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                    Senior Manager, Marketing Operations (January
                                                        2014-January 2015), Manager, Client Systems
                                                        (October 2011-January 2014) and RFP Manager
                                                        (April 2010-October 2011) for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------
Peter Magnusson      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1969                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2011-January 2014).
-----------------------------------------------------------------------------------------------------------
Kenneth M. Manell    Vice President    Since 2010       Vice President of all the DFA Entities and
1972                                                    Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------
Aaron M. Marcus      Vice President    Since 2008       Vice President of all DFA Entities and Head of
1970                                                    Global Human Resources for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1965                                                    Senior Compliance Officer (May 2012-January 2015)
                                                        for Dimensional Fund Advisors LP; Chief
                                                        Compliance Officer (April 2010-April 2012) for Al
                                                        Frank Asset Management.
-----------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1975                                                    Regional Director of Dimensional Fund Advisors LP
                                                        (January 2009-January 2014).
-----------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1984                                                    Regional Director (January 2009-January 2014) and
                                                        Senior Associate (2011) for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------
Francis L. McNamara  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1959                                                    Manager, Project Management Office for
                                                        Dimensional Fund Advisors LP (October 2006-
                                                        January 2016).
-----------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1981                                                    Manager (since September 2011) for Dimensional
                                                        Fund Advisors LP. Formerly, Portfolio Manager for
                                                        Wells Capital Management (October 2004-
                                                        September 2011).
-----------------------------------------------------------------------------------------------------------
Tracy R. Mitchell    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1974                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (September 2013-January 2016); Managing Director,
                                                        Client Services, Charles Schwab (December 2009-
                                                        August 2013).
-----------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, Investment Systems (2011-January 2013)
                                                        for Dimensional Fund Advisors LP.

                                                TERM OF OFFICE/1/
 NAME AND YEAR OF                                 AND LENGTH OF
       BIRTH               POSITION                  SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and     Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary              and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
-----------------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director (June 2011-January 2015) for
                                                                       Dimensional Fund Advisors LP; Sales Executive for
                                                                       Vanguard (July 2008-May 2011).
-----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and     Since 2013                 Vice President and Deputy Chief Compliance Officer
1961                 Deputy Chief                                      of all the DFA Entities. Deputy Chief Compliance
                     Compliance Officer                                Officer of Dimensional Fund Advisors LP (since
                                                                       December 2012). Formerly, Chief Compliance
                                                                       Officer of Wellington Management Company, LLP
                                                                       (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President         Since 2010                 Vice President of all the DFA Entities, Dimensional
1974                                                                   Cayman Commodity Fund I Ltd., and Dimensional
                                                                       Fund Advisors Canada ULC (since April 2016).
                                                                       Deputy General Counsel, Funds (since 2011).
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Chief Investment       and Co-Chief Investment    the DFA Entities, Dimensional Fund Advisors
                     Officer                Officer since 2014         Canada ULC, and Dimensional Japan Ltd. Director
                                                                       of Dimensional Funds plc and Dimensional Fund II
                                                                       plc.
-----------------------------------------------------------------------------------------------------------------------------
Randy C. Olson       Vice President         Since 2016                 Vice President of all the DFA Entities. Formerly,
1980                                                                   Senior Compliance Officer for Dimensional Fund
                                                                       Advisors LP (July 2014-January 2016); Vice
                                                                       President Regional Head of Investment Compliance,
                                                                       Asia, PIMCO Asia Private Limited (July 2012-July
                                                                       2014); Country Compliance Officer, Janus Capital,
                                                                       Singapore Private Limited (May 2011-June 2012).
-----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       July 2005).
-----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President         Since 2010                 Vice President of all the DFA Entities.
1978
-----------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (2012-January 2013); Senior Consultant (June 2011-
                                                                       December 2011) and Senior Investment Analyst and
                                                                       Consultant (July 2008-June 2011) at Hewitt
                                                                       EnnisKnupp.

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
Mary T. Phillips     Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1981                                                    Portfolio Manager (January 2015-present). Formerly,
                                                        Portfolio Manager (April 2014-January 2015) and
                                                        Investment Associate for Dimensional Fund Advisors
                                                        LP (July 2012-March 2014).
---------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce    Vice President    Since 2015       Vice President of all the DFA Entities. Senior
1984                                                    Manager, Advisor Benchmarking (since January
                                                        2015) for Dimensional Fund Advisors LP. Formerly,
                                                        Manager, Advisor Benchmarking (April 2012-
                                                        December 2014) for Dimensional Fund Advisors LP;
                                                        Senior Manager, Research and Consulting (October
                                                        2010-April 2012) for Crain Communications Inc.
---------------------------------------------------------------------------------------------------------------
Olivian T. Pitis     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                    Regional Director (May 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Brian P. Pitre       Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
1976                                                    Dimensional Fund Advisors LP (since February
                                                        2015). Formerly, Chief Financial Officer and General
                                                        Counsel for Relentless (March 2014-January 2015);
                                                        Vice President of all the DFA Entities (January 2013-
                                                        March 2014); Counsel for Dimensional Fund
                                                        Advisors LP (January 2009-March 2014).
---------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President    Since 1993       Vice President of all the DFA Entities, DFA Australia
1961                                                    Limited, Dimensional Fund Advisors Ltd. and
                                                        Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President    Since 2011       Vice President of all the DFA Entities. Senior
1970                                                    Portfolio Manager for Dimensional Fund Advisors LP
                                                        (since January 2015). Formerly, Portfolio Manager
                                                        for Dimensional Fund Advisors LP (2006-January
                                                        2015).
---------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1967                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2011-January 2014).
---------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1969                                                    Planning and Analysis Manager for Dimensional
                                                        Fund Advisors LP (July 2007-January 2014).
---------------------------------------------------------------------------------------------------------------
Cory T. Riedberger   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director (March 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1981                                                    Research Associate (June 2011-January 2012) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                    Senior Fund Accounting Manager (July 2013-
                                                        January 2015) for Dimensional Fund Advisors LP;
                                                        Senior Financial Consultant and Chief Accounting
                                                        Officer (July 2002-July 2013) for MFS Investment
                                                        Management.
---------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1978                                                    President for Dimensional SmartNest (US) LLC
                                                        (September 2010-November 2014).
---------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for Dimensional
                                                        Fund Advisors LP (January 2012-January 2014);
                                                        Director of Human Resources at Spansion, Inc.
                                                        (March 2009-December 2011).

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                     Manager Investment Analytics and Data
                                                         (January 2014-January 2015), Senior Associate,
                                                         Investment Analytics and Data (January
                                                         2013-January 2014), Associate, Investment
                                                         Analytics and Data (January 2012-January 2013),
                                                         and Investment Data Analyst (April 2010-January
                                                         2012) for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Julie A. Saft         Vice President    Since 2010       Vice President of all the DFA Entities.
1959
------------------------------------------------------------------------------------------------------------
Joel P. Schneider     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                     Manager (since 2013) for Dimensional Fund
                                                         Advisors LP. Formerly, Investment Associate
                                                         (April 2011-January 2013) for Dimensional Fund
                                                         Advisors LP.
------------------------------------------------------------------------------------------------------------
Ashish Shrestha       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director (September 2009-January 2015)
                                                         for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Bruce A. Simmons      Vice President    Since 2009       Vice President of all the DFA Entities.
1965
------------------------------------------------------------------------------------------------------------
Ted R. Simpson        Vice President    Since 2007       Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------
Bhanu P. Singh        Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                     Portfolio Manager for Dimensional Fund Advisors LP
                                                         (since January 2015). Formerly, Portfolio Manager
                                                         (January 2012-January 2015) and Investment
                                                         Associate for Dimensional Fund Advisors LP (August
                                                         2010-December 2011).
------------------------------------------------------------------------------------------------------------
Bryce D. Skaff        Vice President    Since 2007       Vice President of all the DFA Entities.
1975
------------------------------------------------------------------------------------------------------------
Lukas J. Smart        Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                     Manager of Dimensional Fund Advisors LP (since
                                                         January 2010).
------------------------------------------------------------------------------------------------------------
Andrew D. Smith       Vice President    Since 2011       Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------
Grady M. Smith        Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                     Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------
Matthew Snider        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2011-January 2016); Sales Executive,
                                                         Vanguard (May 2008-August 2011).
------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President    Since 2004       Vice President of all the DFA Entities.
1947
------------------------------------------------------------------------------------------------------------
Charlene L. St. John  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1965                                                     Senior Manager for Dimensional Fund Advisors LP
                                                         (September 2014-January 2016); Vice President of
                                                         Marketing, Forward Management/Salient
                                                         (January 2008-February 2014).
------------------------------------------------------------------------------------------------------------
Brent M. Stone        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                     Project Manager (September 2012-December 2015)
                                                         and Manager, Corporate Systems for Dimensional
                                                         Fund Advisors LP (January 2011-September 2012).
------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (April 2010-January 2013).
------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data
                                                         (2012-January 2013) and Research Assistant
                                                         (2002-2011) for Dimensional Fund Advisors LP.

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
James J. Taylor       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                     Accounting Manager for Dimensional Fund Advisors
                                                         LP (November 2009-January 2016).
---------------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) for
                                                         Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (January 2008-January 2012).
---------------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
---------------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015) for
                                                         Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                     Limited, Dimensional Fund Advisors Ltd., and
                                                         Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2008-January 2014).
---------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP (since
                                                         2004).
---------------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015) for
                                                         Dimensional Fund Advisors LP; Director of Marketing
                                                         and Investor Relations for Treaty Oak Capital
                                                         Management (July 2011-October 2011); Vice
                                                         President for Rockspring Capital (October 2010-July
                                                         2011).
---------------------------------------------------------------------------------------------------------------
Griffin S. Watkins    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1985                                                     Regional Director (January 2014-January 2016) and
                                                         Senior Associate (January 2011-December 2013).for
                                                         Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Timothy P. Wei        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1968                                                     Counsel for Dimensional Fund Advisors LP (July
                                                         2014-January 2016); Assistant General Counsel,
                                                         Teacher Retirement System of Texas (October
                                                         2008-June 2014).
---------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
---------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
---------------------------------------------------------------------------------------------------------------
Kristina M. Williams  Vice President    Since 2016       Vice President of all the DFDA Entities. Formerly,
1975                                                     Client Service Supervisor for Dowling & Yahnke
                                                         (July 2014-January 2016); Head of Operations for
                                                         The Elements Financial Group (January 2013-June
                                                         2014); Head of Operations for Vericimetry Advisors
                                                         LLC (July 2011-December 2012).
---------------------------------------------------------------------------------------------------------------
Jeremy J. Willis      Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Manager, Client Systems for Dimensional Fund
                                                         Advisors LP (May 2012-January 2016); Vice
                                                         President, Implementations, Citigroup (August 2006-
                                                         October 2011).
---------------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                     Global Recruiting and Development (since June
                                                         2014) for Dimensional Fund Advisors LP. Formerly,
                                                         Senior Manager, Recruiting (December 2012-June
                                                         2014) for Dimensional Fund Advisors LP; Co-Head
                                                         of Global Recruiting (May 2009-November 2012) for
                                                         Two Sigma Investments.
---------------------------------------------------------------------------------------------------------------

                                  TERM OF OFFICE/1/
NAME AND YEAR OF                   AND LENGTH OF
     BIRTH           POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------
Cecelia K. Wong   Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1981                                                 Client Service Manager for Dimensional Fund
                                                     Advisors LP (June 2005-January 2016).
-------------------------------------------------------------------------------------------------------
Craig A. Wright   Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                 Accounting Manager for Dimensional Fund Advisors
                                                     LP (November 2011-January 2016); Senior
                                                     Associate, PricewaterhouseCoopers LP (July 2009-
                                                     November 2011).
-------------------------------------------------------------------------------------------------------
Joseph L. Young   Vice President    Since 2011       Vice President of all the DFA Entities.
1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2015 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                            QUALIFYING
                                                                               FOR
                        NET                                                 CORPORATE
DIMENSIONAL         INVESTMENT    SHORT-TERM     LONG-TERM                  DIVIDENDS   QUALIFYING  FOREIGN   FOREIGN  QUALIFYING
INVESTMENT            INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED    DIVIDEND     TAX     SOURCE    INTEREST
GROUP INC.         DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1) INCOME(2)  CREDIT(3) INCOME(4) INCOME(5)
-----------        ------------- ------------- ------------- ------------- ------------ ---------- --------- --------- ----------
DFA International
 Value Portfolio
 III..............      63%           --            37%           100%         100%        100%        5%       100%      100%
U.S. Large Cap
 Value Portfolio
 III..............      31%           --            69%           100%         100%        100%       --         --       100%
Tax-Managed
 U.S.
 Marketwide
 Value Portfolio
 II...............      54%           --            46%           100%         100%        100%       --          6%      100%

                   QUALIFYING
                     SHORT-
DIMENSIONAL           TERM
INVESTMENT          CAPITAL
GROUP INC.          GAIN(6)
-----------        ----------
DFA International
 Value Portfolio
 III..............    100%
U.S. Large Cap
 Value Portfolio
 III..............    100%
Tax-Managed
 U.S.
 Marketwide
 Value Portfolio
 II...............    100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-008A
 [LOGO]Recycled Recyclable                                           00185760

[LOGO]

ANNUAL REPORT
year ended: October 31, 2016

Dimensional Investment Group Inc.
LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

DFA Investment Dimensions Group Inc.
LWAS/DFA International High Book to Market Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/ Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1
  DIMENSIONAL INVESTMENT GROUP INC.
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................   4
     Disclosure of Fund Expenses........................................   7
     Disclosure of Portfolio Holdings...................................   9
     Schedules of Investments...........................................  10
         LWAS/DFA U.S. High Book to Market Portfolio....................  10
         LWAS/DFA Two-Year Fixed Income Portfolio.......................  11
         LWAS/DFA Two-Year Government Portfolio.........................  13
     Statements of Assets and Liabilities...............................  14
     Statements of Operations...........................................  16
     Statements of Changes in Net Assets................................  17
     Financial Highlights...............................................  18
     Notes to Financial Statements......................................  21
     Report of Independent Registered Public Accounting Firm............  28
     Section 19(a) Notice...............................................  29
  DFA INVESTMENT DIMENSIONS GROUP INC. - LWAS/DFA INTERNATIONAL HIGH
    BOOK TO MARKET PORTFOLIO
     Performance Charts.................................................  30
     Management's Discussion and Analysis...............................  31
     Disclosure of Fund Expenses........................................  33
     Disclosure of Portfolio Holdings...................................  34
     Schedule of Investments............................................  35
     Statement of Assets and Liabilities................................  36
     Statement of Operations............................................  37
     Statements of Changes in Net Assets................................  38
     Financial Highlights...............................................  39
     Notes to Financial Statements......................................  40
     Report of Independent Registered Public Accounting Firm............  45
     Section 19(a) Notice...............................................  46
  THE DFA INVESTMENT TRUST COMPANY
     Performance Charts.................................................  47
     Management's Discussion and Analysis...............................  48
     Disclosure of Fund Expenses........................................  50
     Disclosure of Portfolio Holdings...................................  51
     Summary Schedules of Portfolio Holdings............................  52
         The U.S. Large Cap Value Series................................  52
         The DFA International Value Series.............................  55
     Statements of Assets and Liabilities...............................  59
     Statements of Operations...........................................  60
     Statements of Changes in Net Assets................................  61
     Financial Highlights...............................................  62
     Notes to Financial Statements......................................  63
     Report of Independent Registered Public Accounting Firm............  72

TABLE OF CONTENTS
CONTINUED

                                                                         PAGE
                                                                         ----
  FUND MANAGEMENT.......................................................  73
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES...........................  88
  NOTICE TO SHAREHOLDERS................................................  89

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
##      Rule 144 A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2006-October 31, 2016

                                    [CHART]

              LWAS/DFA U.S. High Book to          Russell 1000/R/
                  Market Portfolio                 Value Index
              --------------------------        -----------------
   10/2006             $10,000                       $10,000
   11/2006             $10,190                       $10,228
   12/2006             $10,391                       $10,458
   01/2007             $10,693                       $10,592
   02/2007             $10,529                       $10,427
   03/2007             $10,600                       $10,588
   04/2007             $11,053                       $10,979
   05/2007             $11,506                       $11,375
   06/2007             $11,320                       $11,109
   07/2007             $10,615                       $10,595
   08/2007             $10,411                       $10,714
   09/2007             $10,680                       $11,082
   10/2007             $10,739                       $11,083
   11/2007             $10,138                       $10,542
   12/2007             $10,098                       $10,440
   01/2008              $9,711                       $10,022
   02/2008              $9,416                        $9,602
   03/2008              $9,321                        $9,530
   04/2008              $9,912                        $9,994
   05/2008             $10,145                        $9,978
   06/2008              $9,032                        $9,023
   07/2008              $8,933                        $8,991
   08/2008              $9,103                        $9,144
   09/2008              $8,286                        $8,472
   10/2008              $6,418                        $7,005
   11/2008              $5,786                        $6,503
   12/2008              $5,978                        $6,593
   01/2009              $5,266                        $5,835
   02/2009              $4,526                        $5,055
   03/2009              $4,970                        $5,488
   04/2009              $5,772                        $6,076
   05/2009              $6,217                        $6,452
   06/2009              $6,141                        $6,404
   07/2009              $6,724                        $6,928
   08/2009              $7,176                        $7,290
   09/2009              $7,485                        $7,572
   10/2009              $7,163                        $7,340
   11/2009              $7,565                        $7,754
   12/2009              $7,775                        $7,891
   01/2010              $7,591                        $7,669
   02/2010              $7,922                        $7,911
   03/2010              $8,537                        $8,426
   04/2010              $8,802                        $8,645
   05/2010              $8,051                        $7,934
   06/2010              $7,442                        $7,487
   07/2010              $8,018                        $7,994
   08/2010              $7,531                        $7,652
   09/2010              $8,270                        $8,246
   10/2010              $8,575                        $8,493
   11/2010              $8,508                        $8,448
   12/2010              $9,339                        $9,115
   01/2011              $9,631                        $9,321
   02/2011             $10,154                        $9,665
   03/2011             $10,204                        $9,703
   04/2011             $10,452                        $9,962
   05/2011             $10,309                        $9,856
   06/2011             $10,118                        $9,654
   07/2011              $9,659                        $9,334
   08/2011              $8,838                        $8,752
   09/2011              $7,948                        $8,090
   10/2011              $9,045                        $9,016
   11/2011              $8,969                        $8,970
   12/2011              $9,035                        $9,151
   01/2012              $9,484                        $9,497
   02/2012             $10,033                        $9,875
   03/2012             $10,216                       $10,168
   04/2012             $10,002                       $10,064
   05/2012              $9,292                        $9,474
   06/2012              $9,790                        $9,945
   07/2012              $9,882                       $10,047
   08/2012             $10,274                       $10,266
   09/2012             $10,650                       $10,591
   10/2012             $10,674                       $10,539
   11/2012             $10,697                       $10,535
   12/2012             $11,016                       $10,753
   01/2013             $11,786                       $11,452
   02/2013             $11,933                       $11,616
   03/2013             $12,508                       $12,076
   04/2013             $12,632                       $12,259
   05/2013             $13,155                       $12,573
   06/2013             $13,003                       $12,463
   07/2013             $13,778                       $13,135
   08/2013             $13,363                       $12,637
   09/2013             $13,754                       $12,954
   10/2013             $14,454                       $13,521
   11/2013             $15,058                       $13,898
   12/2013             $15,453                       $14,250
   01/2014             $14,839                       $13,744
   02/2014             $15,338                       $14,338
   03/2014             $15,700                       $14,681
   04/2014             $15,798                       $14,820
   05/2014             $16,143                       $15,037
   06/2014             $16,578                       $15,430
   07/2014             $16,454                       $15,167
   08/2014             $16,973                       $15,725
   09/2014             $16,553                       $15,400
   10/2014             $16,677                       $15,746
   11/2014             $16,867                       $16,069
   12/2014             $16,999                       $16,167
   01/2015             $16,146                       $15,521
   02/2015             $17,293                       $16,272
   03/2015             $16,956                       $16,050
   04/2015             $17,304                       $16,200
   05/2015             $17,492                       $16,395
   06/2015             $17,201                       $16,068
   07/2015             $17,156                       $16,138
   08/2015             $16,115                       $15,177
   09/2015             $15,591                       $14,719
   10/2015             $16,863                       $15,830
   11/2015             $16,926                       $15,890
   12/2015             $16,398                       $15,548
   01/2016             $15,271                       $14,745
   02/2016             $15,301                       $14,741
   03/2016             $16,406                       $15,803
   04/2016             $16,853                       $16,135
   05/2016             $17,082                       $16,386
   06/2016             $17,062                       $16,527
   07/2016             $17,642                       $17,007         Past performance is not predictive of
   08/2016             $17,851                       $17,138         future performance.
   09/2016             $17,932                       $17,103         The returns shown do not reflect the
   10/2016             $17,621                       $16,838         deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
         Average Annual       One        Five         Ten            redemption of fund shares.
         Total Return         Year       Years       Years           Russell data copyright (C) Russell
         ------------------------------------------------------      Investment Group 1995-2016, all rights
                              4.49%      14.27%      5.83%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR US CORPORATE & GOVERNMENT INDEX
October 31, 2006-October 31, 2016

                                     [CHART]

                    LWAS/DFA Two-Year     The BofA Merrill Lynch 1-3 Year
                 Fixed Income Portfolio   US Corporate & Government Index
                 ----------------------  ---------------------------------
  10/2006                $10,000                    $10,000
  11/2006                $10,040                    $10,053
  12/2006                $10,088                    $10,058
  01/2007                $10,129                    $10,082
  02/2007                $10,170                    $10,164
  03/2007                $10,214                    $10,203
  04/2007                $10,255                    $10,242
  05/2007                $10,296                    $10,235
  06/2007                $10,341                    $10,277
  07/2007                $10,383                    $10,361
  08/2007                $10,435                    $10,448
  09/2007                $10,471                    $10,523
  10/2007                $10,514                    $10,567
  11/2007                $10,546                    $10,720
  12/2007                $10,597                    $10,750
  01/2008                $10,629                    $10,935
  02/2008                $10,661                    $11,034
  03/2008                $10,674                    $11,035
  04/2008                $10,696                    $10,972
  05/2008                $10,718                    $10,948
  06/2008                $10,732                    $10,975
  07/2008                $10,765                    $11,006
  08/2008                $10,787                    $11,055
  09/2008                $10,739                    $10,995
  10/2008                $10,805                    $10,986
  11/2008                $10,915                    $11,125
  12/2008                $11,011                    $11,254
  01/2009                $11,022                    $11,265
  02/2009                $11,011                    $11,250
  03/2009                $11,059                    $11,298
  04/2009                $11,104                    $11,364
  05/2009                $11,148                    $11,455
  06/2009                $11,164                    $11,477
  07/2009                $11,187                    $11,528
  08/2009                $11,231                    $11,596
  09/2009                $11,248                    $11,642
  10/2009                $11,271                    $11,684
  11/2009                $11,316                    $11,759
  12/2009                $11,255                    $11,686
  01/2010                $11,311                    $11,780
  02/2010                $11,323                    $11,808
  03/2010                $11,312                    $11,794
  04/2010                $11,335                    $11,830
  05/2010                $11,346                    $11,858
  06/2010                $11,394                    $11,912
  07/2010                $11,428                    $11,961
  08/2010                $11,439                    $11,992
  09/2010                $11,460                    $12,022
  10/2010                $11,483                    $12,056
  11/2010                $11,460                    $12,032
  12/2010                $11,461                    $12,015
  01/2011                $11,472                    $12,041
  02/2011                $11,472                    $12,039
  03/2011                $11,471                    $12,038
  04/2011                $11,505                    $12,097
  05/2011                $11,539                    $12,141
  06/2011                $11,542                    $12,144
  07/2011                $11,553                    $12,180
  08/2011                $11,565                    $12,202
  09/2011                $11,555                    $12,173
  10/2011                $11,567                    $12,200
  11/2011                $11,555                    $12,191
  12/2011                $11,555                    $12,202
  01/2012                $11,590                    $12,245
  02/2012                $11,590                    $12,251
  03/2012                $11,597                    $12,258
  04/2012                $11,608                    $12,281
  05/2012                $11,608                    $12,280
  06/2012                $11,618                    $12,287
  07/2012                $11,641                    $12,330
  08/2012                $11,641                    $12,344
  09/2012                $11,654                    $12,358
  10/2012                $11,654                    $12,363
  11/2012                $11,654                    $12,374
  12/2012                $11,664                    $12,383
  01/2013                $11,664                    $12,390
  02/2013                $11,664                    $12,404
  03/2013                $11,669                    $12,411
  04/2013                $11,680                    $12,430
  05/2013                $11,669                    $12,412
  06/2013                $11,664                    $12,393
  07/2013                $11,676                    $12,420
  08/2013                $11,664                    $12,412
  09/2013                $11,684                    $12,446
  10/2013                $11,684                    $12,469
  11/2013                $11,684                    $12,485
  12/2013                $11,684                    $12,470
  01/2014                $11,696                    $12,495
  02/2014                $11,696                    $12,512
  03/2014                $11,698                    $12,501
  04/2014                $11,710                    $12,522
  05/2014                $11,710                    $12,550
  06/2014                $11,703                    $12,547
  07/2014                $11,703                    $12,537
  08/2014                $11,715                    $12,559
  09/2014                $11,708                    $12,551
  10/2014                $11,720                    $12,583
  11/2014                $11,732                    $12,603
  12/2014                $11,717                    $12,568
  01/2015                $11,753                    $12,631
  02/2015                $11,729                    $12,614
  03/2015                $11,759                    $12,642
  04/2015                $11,759                    $12,652
  05/2015                $11,759                    $12,662
  06/2015                $11,760                    $12,660
  07/2015                $11,760                    $12,668
  08/2015                $11,760                    $12,660
  09/2015                $11,787                    $12,696
  10/2015                $11,787                    $12,694
  11/2015                $11,764                    $12,669
  12/2015                $11,755                    $12,652
  01/2016                $11,802                    $12,718
  02/2016                $11,802                    $12,732
  03/2016                $11,835                    $12,776
  04/2016                $11,846                    $12,793
  05/2016                $11,835                    $12,785
  06/2016                $11,880                    $12,861                   Past performance is not predictive of
  07/2016                $11,880                    $12,863                   future performance.
  08/2016                $11,868                    $12,850                   The returns shown do not reflect the
  09/2016                $11,874                    $12,864                   deduction of taxes that a shareholder
  10/2016                $11,874                    $12,859                   would pay on fund distributions or the
                                                                              redemption of fund shares.
           Average Annual         One         Five         Ten                The Merrill Lynch Indices are used with
           Total Return           Year        Years       Years               permission; copyright 2016 Merrill
           -----------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                  0.74%       0.53%       1.73%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR US TREASURY & AGENCY INDEX
October 31, 2006-October 31, 2016

                                 [CHART]

                     LWAS/DFA Two-Year    The BofA Merrill Lynch 1-3 Year
                   Government Portfolio     US Treasury & Agency Index
                   --------------------   -------------------------------
10/2006                  $10,000                     $10,000
11/2006                  $10,041                     $10,052
12/2006                  $10,084                     $10,055
01/2007                  $10,125                     $10,079
02/2007                  $10,156                     $10,158
03/2007                  $10,204                     $10,197
04/2007                  $10,245                     $10,234
05/2007                  $10,287                     $10,229
06/2007                  $10,333                     $10,271
07/2007                  $10,375                     $10,360
08/2007                  $10,417                     $10,454
09/2007                  $10,453                     $10,533
10/2007                  $10,496                     $10,574
11/2007                  $10,528                     $10,739
12/2007                  $10,565                     $10,773
01/2008                  $10,598                     $10,957
02/2008                  $10,630                     $11,058
03/2008                  $10,640                     $11,087
04/2008                  $10,661                     $11,010
05/2008                  $10,640                     $10,974
06/2008                  $10,662                     $11,006
07/2008                  $10,695                     $11,047
08/2008                  $10,727                     $11,092
09/2008                  $10,719                     $11,157
10/2008                  $10,752                     $11,240
11/2008                  $10,950                     $11,385
12/2008                  $11,130                     $11,500
01/2009                  $11,086                     $11,459
02/2009                  $11,086                     $11,459
03/2009                  $11,145                     $11,519
04/2009                  $11,178                     $11,520
05/2009                  $11,222                     $11,550
06/2009                  $11,219                     $11,539
07/2009                  $11,230                     $11,558
08/2009                  $11,264                     $11,604
09/2009                  $11,290                     $11,634
10/2009                  $11,312                     $11,659
11/2009                  $11,357                     $11,727
12/2009                  $11,299                     $11,642
01/2010                  $11,344                     $11,725
02/2010                  $11,367                     $11,749
03/2010                  $11,357                     $11,724
04/2010                  $11,380                     $11,754
05/2010                  $11,403                     $11,803
06/2010                  $11,448                     $11,856
07/2010                  $11,471                     $11,887
08/2010                  $11,483                     $11,909
09/2010                  $11,501                     $11,929
10/2010                  $11,535                     $11,957
11/2010                  $11,501                     $11,934
12/2010                  $11,513                     $11,914
01/2011                  $11,524                     $11,934
02/2011                  $11,513                     $11,925
03/2011                  $11,507                     $11,921
04/2011                  $11,553                     $11,973
05/2011                  $11,588                     $12,015
06/2011                  $11,587                     $12,020
07/2011                  $11,599                     $12,050
08/2011                  $11,610                     $12,091
09/2011                  $11,612                     $12,076
10/2011                  $11,612                     $12,086
11/2011                  $11,623                     $12,092
12/2011                  $11,624                     $12,099
01/2012                  $11,648                     $12,115
02/2012                  $11,648                     $12,103
03/2012                  $11,649                     $12,097
04/2012                  $11,661                     $12,121
05/2012                  $11,661                     $12,126
06/2012                  $11,654                     $12,120
07/2012                  $11,665                     $12,148
08/2012                  $11,677                     $12,150
09/2012                  $11,670                     $12,151
10/2012                  $11,670                     $12,145
11/2012                  $11,670                     $12,156
12/2012                  $11,675                     $12,160
01/2013                  $11,675                     $12,162
02/2013                  $11,675                     $12,171
03/2013                  $11,676                     $12,174
04/2013                  $11,688                     $12,187
05/2013                  $11,676                     $12,170
06/2013                  $11,676                     $12,160
07/2013                  $11,688                     $12,180
08/2013                  $11,676                     $12,169
09/2013                  $11,689                     $12,196
10/2013                  $11,701                     $12,210
11/2013                  $11,701                     $12,221
12/2013                  $11,692                     $12,205
01/2014                  $11,704                     $12,224
02/2014                  $11,704                     $12,235
03/2014                  $11,704                     $12,222
04/2014                  $11,716                     $12,239
05/2014                  $11,728                     $12,261
06/2014                  $11,718                     $12,255
07/2014                  $11,718                     $12,245
08/2014                  $11,730                     $12,266
09/2014                  $11,723                     $12,259
10/2014                  $11,746                     $12,292
11/2014                  $11,758                     $12,311
12/2014                  $11,730                     $12,281
01/2015                  $11,778                     $12,343
02/2015                  $11,754                     $12,317
03/2015                  $11,771                     $12,345
04/2015                  $11,783                     $12,351
05/2015                  $11,783                     $12,360
06/2015                  $11,781                     $12,364
07/2015                  $11,781                     $12,370
08/2015                  $11,781                     $12,366
09/2015                  $11,803                     $12,403
10/2015                  $11,792                     $12,391
11/2015                  $11,756                     $12,361
12/2015                  $11,743                     $12,350
01/2016                  $11,802                     $12,425
02/2016                  $11,802                     $12,438
03/2016                  $11,830                     $12,460
04/2016                  $11,830                     $12,465
05/2016                  $11,818                     $12,452
06/2016                  $11,871                     $12,525
07/2016                  $11,859                     $12,518                 Past performance is not predictive of
08/2016                  $11,847                     $12,498                 future performance.
09/2016                  $11,860                     $12,513                 The returns shown do not reflect the
10/2016                  $11,860                     $12,505                 deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
                                                                             redemption of fund shares.
           Average Annual        One         Five         Ten                The Merrill Lynch Indices are used with
           Total Return          Year        Years       Years               permission; copyright 2016 Merrill
           ----------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                 0.58%       0.42%       1.72%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.24%
              Russell Microcap(R) Index (micro-cap stocks). 1.54%
              Russell 2000(R) Index (small-cap stocks)..... 4.11%
              Russell 1000(R) Index (large-cap stocks)..... 4.26%
              Dow Jones U.S. Select REIT Index/SM/......... 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)...  8.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). -0.49%
         Russell 1000(R) Value Index (large-cap value stocks)...  6.37%
         Russell 1000(R) Growth Index (large-cap growth stocks).  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

DOMESTIC EQUITY PORTFOLIO PERFORMANCE OVERVIEW

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

   The LWAS/DFA U.S. High Book to Market Portfolio seeks to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.49% for the Portfolio and 6.37% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had a larger allocation than the benchmark to lower relative price stocks, which detracted from the Portfolio's performance relative to the benchmark as the lowest relative price quartile underperformed. The Master Fund's exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as REITs and utilities outperformed most other sectors during the period.

 FIXED INCOME MARKET REVIEW                  12 MONTHS ENDED OCTOBER 31, 2016

   Interest rates in both U.S. and developed international fixed income markets generally decreased across their respective yield curves for the year ended October 31, 2016. In the U.S., the yield curve flattened as shorter-term bond yields increased and longer-term bond yields declined. The Eurozone, as well as U.K. and Japan, saw a sharp decline in bond yields across the curve with the largest declines in longer-term bonds. In general, U.S. and developed international fixed income market investment grade credit outperformed government bonds of similar duration. The one-month U.S. Treasury bill yield increased to 0.17% during the period, while the yield on ten-year U.S. Treasury notes decreased to 1.83%.

                                       OCTOBER 31, 2015 OCTOBER 31, 2016 CHANGE
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.00%            0.17%        0.17%
 Ten-Year U.S. Treasury Notes (yield).      2.14%            1.83%       -0.31%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the 12 months ended October 31, 2016, the total return was 0.32% for three-month U.S. Treasury bills, 2.36% for five-year U.S. Treasury notes, and 9.65% for 30- year U.S. Treasury bonds.
----------
Source: Bloomberg Barclays US Treasury Bellwethers.

   Some of Dimensional's fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities may be lengthened to position a portfolio for higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the portfolios employing a variable maturity approach continued to take term risk, reflecting upward-sloping eligible yield curves.

   Some of Dimensional's fixed income strategies are based on a variable-credit approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk may be taken to position a portfolio for higher expected returns associated with increased credit risk. The portfolios employing a variable-credit approach continued to focus on single-A and BBB-rated bonds during the first few months of 2016 as credit spreads remained relatively wide. In the second half of the fiscal year, the portfolios increased their allocation to higher-quality bonds as credit spreads started to narrow.

FIXED INCOME PORTFOLIOS' PERFORMANCE OVERVIEW

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

   The LWAS/DFA Two-Year Fixed Income Portfolio is designed to maximize total returns consistent with preservation of capital by investing in high-quality fixed income securities maturing in two years or less. The investment strategy uses a variable-maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio decreased to 1.23 years as of October 31, 2016, from 1.60 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 0.74% for the Portfolio and 1.30% for The BofA Merrill Lynch 1-3 Year US Corporate & Government Index, the Portfolio's benchmark. The Portfolio invests in securities rated AAA and AA while the benchmark held an average weight of approximately 22% in single A and BBB-rated securities. The Portfolio's lack of exposure to lower rated securities negatively impacted its performance relative to the benchmark as these securities outperformed. Further detracting from performance was the Portfolio's lack of exposure to maturities beyond two years. By design, the Portfolio is not allowed to invest in securities with maturities greater than two years. In comparison, the benchmark had an approximate average weight of 47% in maturities between two and three years and these securities outperformed.

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

   The LWAS/DFA Two-Year Government Portfolio is designed to maximize total returns consistent with preservation of capital by investing in securities of the U.S. government and its agencies maturing in two years or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio decreased to 1.31 years as of October 31, 2016, from 1.80 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 0.58% for the Portfolio and 0.92% for The BofA Merrill Lynch 1-3 Year US Treasury & Agency Index, the Portfolio's benchmark. The Portfolio's underperformance relative to the benchmark was largely due to the Portfolio's lack of exposure to maturities beyond two years. By design, the Portfolio is not allowed to invest in securities with maturities greater than two years. In comparison, the benchmark had an approximate average weight of 45% in securities maturing between two and three years and these securities outperformed.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     Six Months Ended October 31, 2016
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/16  10/31/16    Ratio*   Period*
                                               --------- --------- ---------- --------
LWAS/DFA U.S. High Book to Market Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,045.50    0.34%    $1.75
Hypothetical 5% Annual Return................. $1,000.00 $1,023.43    0.34%    $1.73

LWAS/DFA Two-Year Fixed Income Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,002.40    0.26%    $1.31
Hypothetical 5% Annual Return................. $1,000.00 $1,023.83    0.26%    $1.32

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/16  10/31/16    Ratio*   Period*
                                        --------- --------- ---------- --------
LWAS/DFA Two-Year Government Portfolio
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,002.50    0.24%    $1.21
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.93    0.24%    $1.22

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   LWAS/DFA U.S. High Book to Market Portfolio.             100.0%

FIXED INCOME PORTFOLIOS

                   LWAS/DFA Two-Year Fixed Income Portfolio
              Corporate....................................  24.2%
              Government...................................   7.5%
              Foreign Corporate............................  35.3%
              Foreign Government...........................  27.8%
              Supranational................................   5.2%
                                                            -----
                                                            100.0%

                    LWAS/DFA Two-Year Government Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016


                                                          VALUE+
                                                        -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company..................... $54,634,189
                                                        -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $25,751,373)................................ $54,634,189
                                                        -----------

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2016

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
AGENCY OBLIGATIONS -- (7.4%)
Federal Home Loan Bank
    1.250%, 06/08/18............................. $3,000 $3,016,842
Federal Home Loan Mortgage Corporation
    0.750%, 01/12/18.............................    500    499,892
    0.750%, 04/09/18.............................  1,800  1,798,009
Federal National Mortgage Association
    1.125%, 10/19/18.............................    750    752,888
                                                         ----------
TOTAL AGENCY OBLIGATIONS.........................         6,067,631
                                                         ----------

BONDS -- (90.9%)
African Development Bank
    1.000%, 11/02/18.............................    700    698,158
ANZ New Zealand International Ltd.
    1.400%, 04/27/17.............................  1,800  1,801,651
Apple, Inc.
#   1.300%, 02/23/18.............................    500    501,350
    1.000%, 05/03/18.............................    900    898,811
Bank Nederlandse Gemeenten NV
##  1.000%, 02/12/18.............................  1,000    998,785
    1.375%, 03/19/18.............................    500    501,826
##  1.125%, 05/25/18.............................    500    499,859
Bank of Montreal
    1.400%, 09/11/17.............................  1,100  1,101,360
    1.400%, 04/10/18.............................  1,000  1,000,560
Bank of Nova Scotia (The)
    1.250%, 04/11/17.............................  1,000  1,000,651
    1.300%, 07/21/17.............................    800    800,134
Berkshire Hathaway Finance Corp
    1.450%, 03/07/18.............................  1,250  1,256,215
Chevron Corp.
    1.344%, 11/09/17.............................  2,550  2,555,278
Cisco Systems, Inc.
    1.400%, 02/28/18.............................  2,181  2,189,214
Coca-Cola Co. (The)
    0.875%, 10/27/17.............................  1,100  1,099,031
    1.150%, 04/01/18.............................    700    700,917
Commonwealth Bank of Australia
    1.125%, 03/13/17.............................    900    900,532
    1.900%, 09/18/17.............................  1,000  1,005,230
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    1.700%, 03/19/18.............................    704    706,377
Council Of Europe Development Bank
    1.000%, 03/07/18.............................    500    499,498
Development Bank of Japan, Inc.
    1.500%, 03/13/17.............................    500    499,945
Erste Abwicklungsanstalt
    1.000%, 02/27/17.............................  1,400  1,399,741
European Investment Bank
#   1.000%, 03/15/18.............................    500    499,749

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Exxon Mobil Corp.
    1.439%, 03/01/18............................. $1,900 $1,906,781
    1.305%, 03/06/18.............................    465    466,333
General Electric Co.
    5.250%, 12/06/17.............................  1,000  1,045,013
    5.625%, 05/01/18.............................  1,000  1,066,174
Inter-American Development Bank
    1.250%, 01/16/18.............................  1,020  1,024,296
    0.875%, 03/15/18.............................    500    499,479
International Business Machines Corp.
    5.700%, 09/14/17.............................  1,213  1,261,653
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................  1,609  1,610,334
KFW
    2.375%, 12/22/17.............................    700    710,870
    4.375%, 03/15/18.............................    750    784,156
    1.000%, 09/07/18.............................    500    499,222
Kommunalbanken A.S.
    1.000%, 03/15/18.............................    500    499,331
    1.125%, 05/23/18.............................  1,000    999,794
Kommunekredit
    1.125%, 01/16/18.............................  1,000  1,000,800
Kommuninvest I Sverige AB
    1.000%, 01/29/18.............................  1,500  1,498,534
Landeskreditbank Baden- Wuerttemberg Foerderbank
    1.000%, 04/23/18.............................  1,530  1,527,176
Municipality Finance P.L.C.
    1.125%, 04/17/18.............................    500    500,051
    1.250%, 09/10/18.............................    500    500,702
##  1.250%, 09/10/18.............................  1,000  1,001,403
National Australia Bank, Ltd.
    2.750%, 03/09/17.............................  1,350  1,357,633
    1.300%, 06/30/17.............................    400    400,276
Nederlandse Waterschapsbank NV
##  1.500%, 04/16/18.............................    700    703,420
    0.875%, 07/13/18.............................    500    497,493
Nordea Bank AB
    3.125%, 03/20/17.............................  2,270  2,288,541
Nordic Investment Bank
    1.125%, 03/19/18.............................  1,000  1,001,580
NRW Bank
    1.375%, 08/20/18.............................  1,200  1,203,577
Ontario, Province of Canada
    1.100%, 10/25/17.............................    550    550,230
    2.000%, 09/27/18.............................  1,300  1,319,002
Pfizer, Inc.
    1.200%, 06/01/18.............................  2,322  2,323,488
Royal Bank of Canada
#   1.400%, 10/13/17.............................    300    300,555
#   1.500%, 01/16/18.............................  1,331  1,333,320
    1.500%, 06/07/18.............................    850    851,763

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Sanofi
    1.250%, 04/10/18............................. $1,500 $1,502,350
Shell International Finance BV
    1.125%, 08/21/17.............................    800    800,474
    1.250%, 11/10/17.............................  1,500  1,502,100
State of North Rhine-Westphalia
    1.250%, 02/20/18.............................    800    800,610
Statoil ASA
    3.125%, 08/17/17.............................    500    507,715
    1.250%, 11/09/17.............................  1,000  1,000,060
    1.150%, 05/15/18.............................    800    797,598
Svensk Exportkredit AB
    1.125%, 04/05/18.............................  2,300  2,300,667
Svenska Handelsbanken AB
    2.875%, 04/04/17.............................    700    705,418
Toronto-Dominion Bank (The)
    1.625%, 03/13/18.............................  1,500  1,506,405
    1.400%, 04/30/18.............................    979    979,604
Total Capital International SA
    1.550%, 06/28/17.............................    300    300,696
Total Capital SA
    2.125%, 08/10/18.............................  1,950  1,973,304

                                                      Face
                                                     Amount    Value+
                                                     ------    ------
                                                     (000)
Toyota Motor Credit Corp.
      1.200%, 04/06/18............................. $  1,500 $ 1,498,307
      1.550%, 07/13/18.............................      750     753,342
Westpac Banking Corp.
      2.000%, 08/14/17.............................    1,026   1,032,139
      1.500%, 12/01/17.............................    1,000   1,001,605
                                                             -----------
TOTAL BONDS........................................           74,610,246
                                                             -----------
TOTAL INVESTMENT SECURITIES........................           80,677,877
                                                             -----------

                                                     Shares
                                                     ------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government
       Money Market Fund, 0.260%...................  304,597     304,597
                                                             -----------
SECURITIES LENDING COLLATERAL -- (1.3%)
(S)@  DFA Short Term Investment Fund...............   97,715   1,130,757
                                                             -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $82,122,488)...............................           $82,113,231
                                                             ===========

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                   ----------------------------------------
                                   Level 1    Level 2   Level 3    Total
                                   -------- ----------- ------- -----------
    Agency Obligations............       -- $ 6,067,631   --    $ 6,067,631
    Bonds.........................       --  74,610,246   --     74,610,246
    Temporary Cash Investments.... $304,597          --   --        304,597
    Securities Lending Collateral.       --   1,130,757   --      1,130,757
                                   -------- -----------   --    -----------
    TOTAL......................... $304,597 $81,808,634   --    $82,113,231
                                   ======== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                               October 31, 2016


                                                               Face
                                                              Amount     Value+
                                                             -------- ------------
                                                              (000)
U.S. TREASURY OBLIGATIONS -- (99.9%)
U.S. Treasury Notes
 2.250%, 11/30/17........................................... $  7,700 $  7,824,224
 1.000%, 12/15/17...........................................   11,400   11,432,513
 0.750%, 12/31/17...........................................   22,700   22,700,885
 0.875%, 01/15/18...........................................   27,750   27,794,455
 2.625%, 01/31/18...........................................   14,600   14,934,778
 1.000%, 03/15/18...........................................    7,000    7,021,329
 2.875%, 03/31/18...........................................    5,000    5,144,335
 0.750%, 04/30/18...........................................    4,000    3,997,188
 0.875%, 10/15/18...........................................    5,000    5,000,000
 1.250%, 10/31/18...........................................    9,000    9,064,332
                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS.............................           114,914,039
                                                                      ------------
TOTAL INVESTMENT SECURITIES.................................           114,914,039
                                                                      ------------

                                                              Shares
                                                             --------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market
 Fund, 0.260%...............................................  107,458      107,458
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $114,864,255)...........          $115,021,497
                                                                      ============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                    ------------------------------------------
                                    Level 1    Level 2    Level 3    Total
                                    -------- ------------ ------- ------------
U.S. Treasury Obligations..........       -- $114,914,039   --    $114,914,039
Temporary Cash Investments......... $107,458           --   --         107,458
                                    -------- ------------   --    ------------
TOTAL.............................. $107,458 $114,914,039   --    $115,021,497
                                    ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

   ASSETS:
   Investment in The U.S. Large Cap Value Series of The DFA
    Investment Trust Company (Affiliated Investment Company)
    at Value................................................... $     54,634
   Prepaid Expenses and Other Assets...........................            5
                                                                ------------
        Total Assets...........................................       54,639
                                                                ------------
   LIABILITIES:
   Payables:
    Fund Shares Redeemed.......................................           10
   Accrued Expenses and Other Liabilities......................           15
                                                                ------------
        Total Liabilities......................................           25
                                                                ------------
   NET ASSETS.................................................. $     54,614
                                                                ============
   SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................    3,111,459
                                                                ============
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.... $      17.55
                                                                ============
   Investment in Affiliated Investment Company at Cost......... $     25,751
                                                                ------------
   NET ASSETS CONSIST OF:
   Paid-In Capital............................................. $     22,293
   Undistributed Net Investment Income (Distributions in
    Excess of Net Investment Income)...........................           64
   Accumulated Net Realized Gain (Loss)........................        3,374
   Net Unrealized Appreciation (Depreciation)..................       28,883
                                                                ------------
   NET ASSETS.................................................. $     54,614
                                                                ============
   (1) NUMBER OF SHARES AUTHORIZED.............................  300,000,000
                                                                ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                   LWAS/DFA      LWAS/DFA
                                                                                                   TWO-YEAR      TWO-YEAR
                                                                                                 FIXED INCOME   GOVERNMENT
                                                                                                  PORTFOLIO     PORTFOLIO
                                                                                                 ------------  ------------
ASSETS:
Investments at Value (including $1,108 and $0 of securities on loan, respectively).............. $     80,678  $    114,914
Temporary Cash Investments at Value & Cost......................................................          305           107
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,131 and
 $0)............................................................................................        1,131            --
Receivables:
  Investment Securities Sold....................................................................          601         9,252
  Interest......................................................................................          299           367
  Fund Shares Sold..............................................................................            5            --
Prepaid Expenses and Other Assets...............................................................            5             6
                                                                                                 ------------  ------------
     Total Assets...............................................................................       83,024       124,646
                                                                                                 ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................................................        1,131            --
  Investment Securities Purchased...............................................................          698         9,066
  Fund Shares Redeemed..........................................................................           --            43
  Due to Advisor................................................................................           10            15
Accrued Expenses and Other Liabilities..........................................................           17            23
                                                                                                 ------------  ------------
     Total Liabilities..........................................................................        1,856         9,147
                                                                                                 ------------  ------------
NET ASSETS...................................................................................... $     81,168  $    115,499
                                                                                                 ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).........................................................    8,112,912    11,693,604
                                                                                                 ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE........................................ $      10.00  $       9.88
                                                                                                 ============  ============
Investments at Cost............................................................................. $     80,687  $    114,757
                                                                                                 ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................................. $     81,094  $    115,508
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)..........          100           102
Accumulated Net Realized Gain (Loss)............................................................          (17)         (268)
Net Unrealized Appreciation (Depreciation)......................................................           (9)          157
                                                                                                 ------------  ------------
NET ASSETS...................................................................................... $     81,168  $    115,499
                                                                                                 ============  ============
(1) NUMBER OF SHARES AUTHORIZED.................................................................  300,000,000   300,000,000
                                                                                                 ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                           LWAS/DFA
                                                                          U.S. HIGH    LWAS/DFA    LWAS/DFA
                                                                           BOOK TO     TWO-YEAR    TWO-YEAR
                                                                            MARKET   FIXED INCOME GOVERNMENT
                                                                          PORTFOLIO*  PORTFOLIO   PORTFOLIO
                                                                          ---------- ------------ ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
    Dividends............................................................  $ 1,381       $ --       $   --
    Income from Securities Lending.......................................       10         --           --
    Expenses Allocated from Affiliated Investment Company................      (62)        --           --
                                                                           -------       ----       ------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................    1,329         --           --
                                                                           -------       ----       ------
FUND INVESTMENT INCOME
  Dividends..............................................................       --          2           --
  Interest...............................................................       --        884        1,010
  Income from Securities Lending.........................................       --         10           --
                                                                           -------       ----       ------
     Total Investment Income.............................................       --        896        1,010
                                                                           -------       ----       ------
FUND EXPENSES
  Investment Management Fees.............................................       61        129          183
  Accounting & Transfer Agent Fees.......................................        4          9           10
  Shareholder Servicing Fees.............................................       83         69           98
  Custodian Fees.........................................................       --          1           --
  Filing Fees............................................................       19         19           20
  Shareholders' Reports..................................................        7         11           15
  Directors'/Trustees' Fees & Expenses...................................       --          1            1
  Professional Fees......................................................        2          6            7
  Other..................................................................        1          3            6
                                                                           -------       ----       ------
     Total Expenses......................................................      177        248          340
                                                                           -------       ----       ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................      (55)        --           --
                                                                           -------       ----       ------
  Net Expenses...........................................................      122        248          340
                                                                           -------       ----       ------
  NET INVESTMENT INCOME (LOSS)...........................................    1,207        648          670
                                                                           -------       ----       ------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.........................................    3,454        (18)        (267)
    Futures..............................................................       59         --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................   (2,441)        49          227
    Futures..............................................................       (9)        --           --
                                                                           -------       ----       ------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    1,063         31          (40)
                                                                           -------       ----       ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........  $ 2,270       $679       $  630
                                                                           =======       ====       ======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           LWAS/DFA U.S. HIGH BOOK LWAS/DFA TWO-YEAR FIXED  LWAS/DFA TWO-YEAR
                                           TO MARKET PORTFOLIO      INCOME PORTFOLIO       GOVERNMENT PORTFOLIO
                                           ----------------------  ----------------------  ------------------
                                             YEAR        YEAR        YEAR        YEAR        YEAR       YEAR
                                            ENDED       ENDED       ENDED       ENDED       ENDED      ENDED
                                           OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,
                                             2016        2015        2016        2015        2016       2015
                                           --------    --------    --------    --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $ 1,207     $  1,275    $    648    $    422    $    670   $    443
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........   3,454        4,976         (18)        218        (267)       367
    Futures...............................      59           --          --          --          --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.................  (2,441)      (5,532)         49        (102)        227       (250)
    Futures...............................      (9)          --          --          --          --         --
                                           -------      --------    --------    --------   --------   --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................   2,270          719         679         538         630        560
                                           -------      --------    --------    --------   --------   --------
Distributions From:
  Net Investment Income...................  (1,193)      (1,203)       (605)       (376)       (610)      (424)
  Net Short-Term Gains....................      --          (68)       (205)       (108)       (352)      (411)
  Net Long-Term Gains.....................  (4,712)      (4,067)         (5)        (73)         --         --
                                           -------      --------    --------    --------   --------   --------
     Total Distributions..................  (5,905)      (5,338)       (815)       (557)       (962)      (835)
                                           -------      --------    --------    --------   --------   --------
Capital Share Transactions (1):
  Shares Issued...........................   1,005        1,865       3,649       6,920       5,405      9,826
  Shares Issued in Lieu of Cash
   Distributions..........................   5,905        5,338         815         557         962        836
  Shares Redeemed.........................  (8,182)     (11,277)    (14,939)    (14,640)    (24,184)   (21,970)
                                           -------      --------    --------    --------   --------   --------
     Net Increase (Decrease) from
      Capital Share Transactions..........  (1,272)      (4,074)    (10,475)     (7,163)    (17,817)   (11,308)
                                           -------      --------    --------    --------   --------   --------
     Total Increase (Decrease) in Net
      Assets..............................  (4,907)      (8,693)    (10,611)     (7,182)    (18,149)   (11,583)
NET ASSETS
  Beginning of Year.......................  59,521       68,214      91,779      98,961     133,648    145,231
                                           -------      --------    --------    --------   --------   --------
  End of Year............................. $54,614     $ 59,521    $ 81,168    $ 91,779    $115,499   $133,648
                                           =======      ========    ========    ========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................      59           98         365         691         548        992
  Shares Issued in Lieu of Cash
   Distributions..........................     351          294          82          56          98         85
  Shares Redeemed.........................    (482)        (592)     (1,494)     (1,462)     (2,451)    (2,219)
                                           -------      --------    --------    --------   --------   --------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........     (72)        (200)     (1,047)       (715)     (1,805)    (1,142)
                                           =======      ========    ========    ========   ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................... $    64     $    107    $    100    $     68    $    102   $     55

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                      LWAS/DFA U.S. High Book to Market Portfolio
                                      -------------------------------------------
                                        Year     Year     Year     Year     Year
                                       Ended    Ended    Ended    Ended    Ended
                                      Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                        2016     2015     2014     2013     2012
----------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $ 18.70  $ 20.16  $ 18.40  $ 13.84  $ 11.96
                                      -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....    0.37     0.38     0.32     0.28     0.25
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........    0.36    (0.23)    2.41     4.57     1.87
                                      -------  -------  -------  -------  -------
   Total from Investment Operations..    0.73     0.15     2.73     4.85     2.12
----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............   (0.37)   (0.36)   (0.29)   (0.29)   (0.24)
 Net Realized Gains..................   (1.51)   (1.25)   (0.68)      --       --
                                      -------  -------  -------  -------  -------
   Total Distributions...............   (1.88)   (1.61)   (0.97)   (0.29)   (0.24)
----------------------------------------------------------------------------------
Net Asset Value, End of Year......... $ 17.55  $ 18.70  $ 20.16  $ 18.40  $ 13.84
===================================   ======== ======== ======== ======== ========
Total Return.........................    4.49%    1.12%   15.38%   35.41%   18.01%
----------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $54,614  $59,521  $68,214  $67,266  $60,916
Ratio of Expenses to Average Net
 Assets (B)..........................    0.33%    0.32%    0.34%    0.34%    0.34%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor) (B).....................    0.43%    0.35%    0.34%    0.34%    0.34%
Ratio of Net Investment Income to
 Average Net Assets..................    2.19%    1.99%    1.67%    1.77%    1.93%
----------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                        LWAS/DFA Two-Year Fixed Income Portfolio
                                      -------------------------------------------
                                        Year     Year     Year     Year     Year
                                       Ended    Ended    Ended    Ended    Ended
                                      Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                        2016     2015     2014     2013     2012
----------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $ 10.02  $ 10.02  $ 10.02  $ 10.07  $ 10.10
                                      -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....    0.08     0.04     0.02     0.03     0.04
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........   (0.01)    0.02     0.01       --     0.03
                                      -------  -------  -------  -------  -------
   Total from Investment Operations..    0.07     0.06     0.03     0.03     0.07
----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............   (0.07)   (0.04)   (0.02)   (0.03)   (0.04)
 Net Realized Gains..................   (0.02)   (0.02)   (0.01)   (0.05)   (0.06)
                                      -------  -------  -------  -------  -------
   Total Distributions...............   (0.09)   (0.06)   (0.03)   (0.08)   (0.10)
----------------------------------------------------------------------------------
Net Asset Value, End of Year......... $ 10.00  $ 10.02  $ 10.02  $ 10.02  $ 10.07
===================================   ======== ======== ======== ======== ========
Total Return.........................    0.74%    0.57%    0.31%    0.26%    0.75%
----------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $81,168  $91,779  $98,961  $94,726  $89,326
Ratio of Expenses to Average Net
 Assets..............................    0.29%    0.29%    0.28%    0.29%    0.30%
Ratio of Net Investment Income to
 Average Net Assets..................    0.75%    0.43%    0.20%    0.27%    0.40%
Portfolio Turnover Rate..............      93%     238%     122%      57%     102%
----------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           LWAS/DFA Two-Year Government Portfolio
                                      ------------------------------------------------
                                        Year      Year      Year      Year      Year
                                       Ended     Ended     Ended     Ended     Ended
                                      Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                        2016      2015      2014      2013      2012
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $   9.90  $   9.92  $   9.91  $   9.96  $   9.98
                                      --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....     0.05      0.03      0.01      0.01      0.02
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........     0.01      0.01      0.03      0.02      0.04
                                      --------  --------  --------  --------  --------
   Total from Investment Operations..     0.06      0.04      0.04      0.03      0.06
---------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............    (0.05)    (0.03)    (0.01)    (0.01)    (0.03)
 Net Realized Gains..................    (0.03)    (0.03)    (0.02)    (0.07)    (0.05)
                                      --------  --------  --------  --------  --------
   Total Distributions...............    (0.08)    (0.06)    (0.03)    (0.08)    (0.08)
---------------------------------------------------------------------------------------
Net Asset Value, End of Year......... $   9.88  $   9.90  $   9.92  $   9.91  $   9.96
===================================   ========  ========  ========  ========  ========
Total Return.........................     0.58%     0.38%     0.39%     0.26%     0.50%
---------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $115,499  $133,648  $145,231  $145,205  $145,273
Ratio of Expenses to Average Net
 Assets..............................     0.28%     0.28%     0.27%     0.28%     0.28%
Ratio of Net Investment Income to
 Average Net Assets..................     0.55%     0.31%     0.12%     0.05%     0.19%
Portfolio Turnover Rate..............      118%      262%      225%      160%      111%
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2016, the Feeder Fund owned less than 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments for the Portfolios (except for the Feeder Fund). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              LWAS/DFA U.S. High Book to Market Portfolio
                (1)........................................ 0.11%
              LWAS/DFA Two-Year Fixed Income Portfolio..... 0.15%
              LWAS/DFA Two-Year Government Portfolio....... 0.15%

   (1) Effective as of July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, to 0.11% of the average net assets of a class of the Feeder Fund on an annualized basis. The Fee Waiver Agreement for the Feeder Fund will remain in effect permanently, unless terminated by the Fund.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay monthly Shareholder Servicing Fees to LWIF at the following effective annual rates of their average daily net assets:

                                                         SHAREHOLDER
                                                        SERVICING FEES
                                                        --------------
         LWAS/DFA U.S. High Book to Market Portfolio...      0.15%
         LWAS/DFA Two-Year Fixed Income Portfolio......      0.08%
         LWAS/DFA Two-Year Government Portfolio........      0.08%

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               LWAS/DFA U.S. High Book to Market Portfolio... $3
               LWAS/DFA Two-Year Fixed Income Portfolio......  4
               LWAS/DFA Two-Year Government Portfolio........  7

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                            U.S. GOVERNMENT   OTHER INVESTMENT
                                               SECURITIES        SECURITIES
                                           ------------------ -----------------
                                           PURCHASES  SALES   PURCHASES  SALES
                                           --------- -------- --------- -------
LWAS/DFA Two-Year Fixed Income Portfolio.. $ 19,064  $ 39,820  $60,141  $44,700
LWAS/DFA Two-Year Government Portfolio....  144,088   162,504       --       --

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                INCREASE       INCREASE
                                                               (DECREASE)     (DECREASE)
                                                INCREASE     UNDISTRIBUTED   ACCUMULATED
                                               (DECREASE)    NET INVESTMENT  NET REALIZED
                                             PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                             --------------- -------------- --------------
LWAS/DFA U.S. High Book to Market Portfolio.      $192            $(57)         $(135)
LWAS/DFA Two-Year Fixed Income Portfolio....        11             (11)            --
LWAS/DFA Two-Year Government Portfolio......        13             (13)            --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                             NET INVESTMENT
                                               INCOME AND
                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                             CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                             -------------- ------------- ---------- ------
LWAS/DFA U.S. High Book to Market Portfolio
2015........................................     $1,271        $4,067         --     $5,338
2016........................................      1,193         4,712         --      5,905
LWAS/DFA Two-Year Fixed Income Portfolio
2015........................................        484            73         --        557
2016........................................        809             5         --        814
LWAS/DFA Two-Year Government Portfolio
2015........................................        836            --         --        836
2016........................................        962            --         --        962

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             NET INVESTMENT
                                               INCOME AND
                                               SHORT-TERM     LONG-TERM
                                             CAPITAL GAINS  CAPITAL GAINS TOTAL
                                             -------------- ------------- -----
LWAS/DFA U.S. High Book to Market Portfolio.      $51           $141      $192
LWAS/DFA Two-Year Fixed Income Portfolio....       11             --        11
LWAS/DFA Two-Year Government Portfolio......       13             --        13

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                            UNDISTRIBUTED                                               TOTAL NET
                            NET INVESTMENT                                            DISTRIBUTABLE
                              INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                              SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                            CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                            -------------- ------------- ------------- -------------- -------------
LWAS/DFA U.S. High Book to
  Market Portfolio.........      $108         $3,325            --        $28,893        $32,326
LWAS/DFA Two-Year Fixed
  Income Portfolio.........       104             --         $ (18)            (9)            77
LWAS/DFA Two-Year
  Government Portfolio.....       108             --          (269)           157             (4)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had no capital loss carryforwards available to offset future realized capital gains.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                 NET UNREALIZED
                           FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                              COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                           ----------- ------------ ------------ --------------
 LWAS/DFA U.S. High Book
   to Market Portfolio....  $ 25,761     $28,873          --        $28,873
 LWAS/DFA Two-Year Fixed
   Income Portfolio.......    82,122          49        $(58)            (9)
 LWAS/DFA Two-Year
   Government Portfolio...   114,864         164          (7)           157

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2016.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                  APPROXIMATE
                                                                 PERCENTAGE OF
                                                     NUMBER OF    OUTSTANDING
                                                    SHAREHOLDERS    SHARES
                                                    ------------ -------------
 LWAS/DFA U.S. High Book to Market Portfolio.......      2            92%
 LWAS/DFA Two-Year Fixed Income Portfolio..........      3            96%
 LWAS/DFA Two-Year Government Portfolio............      3            97%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset values of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

J. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, broker and transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

   As noted in the table provided below, the following Portfolios paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                                 % BREAKDOWN OF DISTRIBUTION SOURCES
                                          -------------------------------------------------
                                             NET      NET REALIZED   NET REALIZED
                                          INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                              INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                            ---------- -------------- -------------- ---------
LWAS/DFA Two-Year Fixed Income Portfolio
   December 16, 2015.....................     91%          0%             0%           9%
LWAS/DFA Two-Year Government Portfolio
   December 16, 2015.....................     92%          0%             0%           8%
   March 30, 2016........................     99%          0%             0%           1%

   Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                        DFA INVESTMENT DIMENSIONS GROUP

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                            LWAS/DFA International            MSCI World
                                 High Book to                ex USA Index
                               Market Portfolio             (net dividends)
                          -------------------------        ---------------
10/2006                           $10,000                       $10,000
11/2006                           $10,330                       $10,298
12/2006                           $10,731                       $10,593
01/2007                           $10,930                       $10,658
02/2007                           $10,921                       $10,743
03/2007                           $11,272                       $11,018
04/2007                           $11,837                       $11,520
05/2007                           $12,241                       $11,775
06/2007                           $12,147                       $11,787
07/2007                           $11,806                       $11,624
08/2007                           $11,672                       $11,456
09/2007                           $12,280                       $12,107
10/2007                           $12,872                       $12,633
11/2007                           $12,091                       $12,139
12/2007                           $11,830                       $11,911
01/2008                           $10,868                       $10,837
02/2008                           $10,729                       $11,033
03/2008                           $10,853                       $10,876
04/2008                           $11,335                       $11,480
05/2008                           $11,340                       $11,655
06/2008                           $10,216                       $10,748
07/2008                            $9,925                       $10,366
08/2008                            $9,508                        $9,965
09/2008                            $8,397                        $8,526
10/2008                            $6,289                        $6,753
11/2008                            $5,903                        $6,386
12/2008                            $6,336                        $6,723
01/2009                            $5,459                        $6,096
02/2009                            $4,789                        $5,479
03/2009                            $5,311                        $5,840
04/2009                            $6,292                        $6,593
05/2009                            $7,221                        $7,427
06/2009                            $7,112                        $7,350
07/2009                            $7,951                        $8,040
08/2009                            $8,406                        $8,425
09/2009                            $8,837                        $8,773
10/2009                            $8,486                        $8,632
11/2009                            $8,732                        $8,845
12/2009                            $8,831                        $8,986
01/2010                            $8,325                        $8,565
02/2010                            $8,351                        $8,557
03/2010                            $9,006                        $9,107
04/2010                            $8,855                        $8,972
05/2010                            $7,815                        $7,982
06/2010                            $7,671                        $7,866
07/2010                            $8,636                        $8,593
08/2010                            $8,212                        $8,336
09/2010                            $9,089                        $9,136
10/2010                            $9,407                        $9,462
11/2010                            $8,926                        $9,061
12/2010                            $9,759                        $9,790
01/2011                           $10,175                       $10,001
02/2011                           $10,514                       $10,372
03/2011                           $10,223                       $10,164
04/2011                           $10,767                       $10,718
05/2011                           $10,369                       $10,400
06/2011                           $10,226                       $10,252
07/2011                            $9,901                       $10,083
08/2011                            $8,834                        $9,231
09/2011                            $7,870                        $8,304
10/2011                            $8,625                        $9,111
11/2011                            $8,337                        $8,690
12/2011                            $8,109                        $8,595
01/2012                            $8,656                        $9,059
02/2012                            $9,109                        $9,557
03/2012                            $9,030                        $9,487
04/2012                            $8,703                        $9,326
05/2012                            $7,628                        $8,262
06/2012                            $8,167                        $8,804
07/2012                            $8,135                        $8,913
08/2012                            $8,468                        $9,168
09/2012                            $8,767                        $9,446
10/2012                            $8,875                        $9,512
11/2012                            $9,015                        $9,712
12/2012                            $9,459                       $10,006
01/2013                            $9,903                       $10,498
02/2013                            $9,600                       $10,393
03/2013                            $9,626                       $10,476
04/2013                           $10,106                       $10,953
05/2013                            $9,977                       $10,708
06/2013                            $9,629                       $10,307
07/2013                           $10,283                       $10,855
08/2013                           $10,212                       $10,715
09/2013                           $10,969                       $11,472
10/2013                           $11,352                       $11,857
11/2013                           $11,387                       $11,930
12/2013                           $11,642                       $12,110
01/2014                           $11,214                       $11,621
02/2014                           $11,843                       $12,255
03/2014                           $11,764                       $12,200
04/2014                           $11,956                       $12,392
05/2014                           $12,084                       $12,584
06/2014                           $12,242                       $12,763
07/2014                           $11,956                       $12,536
08/2014                           $11,956                       $12,546
09/2014                           $11,435                       $12,030
10/2014                           $11,239                       $11,839
11/2014                           $11,239                       $11,985
12/2014                           $10,822                       $11,586
01/2015                           $10,741                       $11,545
02/2015                           $11,509                       $12,235
03/2015                           $11,273                       $12,030
04/2015                           $11,880                       $12,551
05/2015                           $11,880                       $12,442
06/2015                           $11,534                       $12,089
07/2015                           $11,425                       $12,280
08/2015                           $10,576                       $11,386
09/2015                            $9,854                       $10,811
10/2015                           $10,611                       $11,624
11/2015                           $10,459                       $11,439
12/2015                           $10,135                       $11,234
01/2016                            $9,341                       $10,461
02/2016                            $9,038                       $10,315
03/2016                            $9,716                       $11,015
04/2016                           $10,194                       $11,369
05/2016                            $9,991                       $11,241
06/2016                            $9,631                       $10,899
07/2016                           $10,059                       $11,435
08/2016                           $10,325                       $11,446        Past performance is not predictive of
09/2016                           $10,443                       $11,585        future performance.
10/2016                           $10,562                       $11,360        The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR        YEARS       YEARS               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  -0.46%       4.13%       0.55%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
                                              ----------------------
           MSCI World ex USA Index...........         -2.27%
           MSCI World ex USA Small Cap Index.          3.96%
           MSCI World ex USA Value Index.....         -2.07%
           MSCI World ex USA Growth Index....         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

INTERNATIONAL EQUITY PORTFOLIO'S PERFORMANCE OVERVIEW

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

   The LWAS/DFA International High Book to Market Portfolio seeks to capture the returns of developed ex U.S. large-cap value stocks by purchasing shares of The DFA International Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were -0.46% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Master Fund invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Master Fund's emphasis on deep value stocks contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year. The Master Fund's emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                              SIX MONTHS ENDED OCTOBER 31, 2016
EXPENSE TABLE
                                                        BEGINNING  ENDING              EXPENSES
                                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                          VALUE    VALUE     EXPENSE    DURING
                                                        05/01/16  10/31/16    RATIO*   PERIOD*
                                                        --------- --------- ---------- --------
LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO**
------------------------------------------------------
Actual Fund Return..................................... $1,000.00 $1,036.10    0.48%    $2.46
Hypothetical 5% Annual Return.......................... $1,000.00 $ 1022.72    0.48%    $2.44

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by country.

FEEDER FUND

                                     Affiliated Investment Company
                                     -----------------------------
              LWAS/DFA
                International High
                Book to Market
                Portfolio...........             100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                               VALUE+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of  The
  DFA Investment Trust Company.............................. $54,237,875
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $53,039,799)........................................... $54,237,875
                                                             -----------

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment
 Company) at Value.......................................................................................... $     54,238
  Fund Shares Sold..........................................................................................            1
Prepaid Expenses and Other Assets...........................................................................            4
                                                                                                             ------------
     Total Assets...........................................................................................       54,243
                                                                                                             ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed......................................................................................            2
Accrued Expenses and Other Liabilities......................................................................           16
                                                                                                             ------------
     Total Liabilities......................................................................................           18
                                                                                                             ------------
NET ASSETS.................................................................................................. $     54,225
                                                                                                             ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................................................................    7,601,296
                                                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................................... $       7.13
                                                                                                             ============
Investment in Affiliated Investment Company at Cost......................................................... $     53,040
                                                                                                             ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................................. $     54,052
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)......................          290
Accumulated Net Realized Gain (Loss)........................................................................       (1,314)
Net Unrealized Foreign Exchange Gain (Loss).................................................................           (1)
Net Unrealized Appreciation (Depreciation)..................................................................        1,198
                                                                                                             ------------
NET ASSETS.................................................................................................. $     54,225
                                                                                                             ============
(1) NUMBER OF SHARES AUTHORIZED.............................................................................  200,000,000
                                                                                                             ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO*

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
    Dividends (Net of Foreign Taxes Withheld of $163)............................................... $ 2,019
    Income from Securities Lending..................................................................      58
    Expenses Allocated from Affiliated Investment Company...........................................    (117)
                                                                                                     -------
     Total Investment Income........................................................................   1,960
                                                                                                     -------
EXPENSES
  Investment Management Fees........................................................................     112
  Accounting & Transfer Agent Fees..................................................................       4
  Shareholder Servicing Fees........................................................................     101
  Filing Fees.......................................................................................      17
  Shareholders' Reports.............................................................................       8
  Professional Fees.................................................................................       1
  Other.............................................................................................       2
                                                                                                     -------
     Total Expenses.................................................................................     245
                                                                                                     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C).    (107)
                                                                                                     -------
  Net Expenses......................................................................................     138
                                                                                                     -------
  NET INVESTMENT INCOME (LOSS)......................................................................   1,822
                                                                                                     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**....................................................................  (1,293)
    Futures.........................................................................................      37
    Foreign Currency Transactions...................................................................      33
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................    (990)
    Futures.........................................................................................      (7)
    Translation of Foreign Currency Denominated Amounts.............................................      (5)
                                                                                                     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................................  (2,225)
                                                                                                     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................... $  (403)
                                                                                                     =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                        LWAS/DFA INTERNATIONAL
                                                                                        HIGH BOOK TO MARKET
                                                                                            PORTFOLIO
                                                                                        ---------------------
                                                                                          YEAR        YEAR
                                                                                         ENDED       ENDED
                                                                                        OCT. 31,    OCT. 31,
                                                                                          2016        2015
                                                                                        --------    --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................................... $  1,822    $ 2,005
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........................................................   (1,293)     2,348
    Futures............................................................................       37         --
    Foreign Currency Transactions......................................................       33        (42)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................     (990)    (7,888)
    Futures............................................................................       (7)        --
    Translation of Foreign Currency Denominated Amounts................................       (5)         5
                                                                                         --------   -------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................     (403)    (3,572)
                                                                                         --------   -------
Distributions From:
  Net Investment Income................................................................   (1,752)    (1,879)
  Net Short-Term Gains.................................................................       --        (40)
  Net Long-Term Gains..................................................................   (2,241)    (1,481)
                                                                                         --------   -------
     Total Distributions...............................................................   (3,993)    (3,400)
                                                                                         --------   -------
Capital Share Transactions (1):
  Shares Issued........................................................................    4,830      3,105
  Shares Issued in Lieu of Cash Distributions..........................................    3,993      3,399
  Shares Redeemed......................................................................  (10,274)    (8,126)
                                                                                         --------   -------
     Net Increase (Decrease) from Capital Share Transactions...........................   (1,451)    (1,622)
                                                                                         --------   -------
     Total Increase (Decrease) in Net Assets...........................................   (5,847)    (8,594)
NET ASSETS
  Beginning of Year....................................................................   60,072     68,666
  End of Year.......................................................................... $ 54,225    $60,072
                                                                                         ========   =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................................................      692        377
  Shares Issued in Lieu of Cash Distributions..........................................      583        421
  Shares Redeemed......................................................................   (1,469)      (980)
                                                                                         --------   -------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     (194)      (182)
                                                                                         ========   =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME). $    290    $   191

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                   LWAS/DFA International High Book to Market Portfolio
                                                   ---------------------------------------------------
                                                     Year       Year       Year       Year      Year
                                                    Ended      Ended      Ended      Ended     Ended
                                                   Oct. 31,   Oct. 31,   Oct. 31,   Oct. 31,  Oct. 31,
                                                     2016       2015       2014       2013      2012
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $  7.71    $  8.61    $  9.50    $  8.22   $  8.68
                                                   -------    -------    -------    -------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................    0.23       0.25       0.39       0.25      0.28
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................   (0.29)     (0.72)     (0.47)      1.87     (0.10)
                                                   -------    -------    -------    -------   -------
   Total from Investment Operations...............   (0.06)     (0.47)     (0.08)      2.12      0.18
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................   (0.23)     (0.24)     (0.38)     (0.27)    (0.28)
 Net Realized Gains...............................   (0.29)     (0.19)     (0.43)     (0.57)    (0.36)
                                                   -------    -------    -------    -------   -------
   Total Distributions............................   (0.52)     (0.43)     (0.81)     (0.84)    (0.64)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $  7.13    $  7.71    $  8.61    $  9.50   $  8.22
=================================================  =========  =========  =========  ========= =========
Total Return......................................   (0.46)%    (5.59)%    (0.99)%    27.91%     2.89%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $54,225    $60,072    $68,666    $77,901   $66,900
Ratio of Expenses to Average Net Assets (B).......    0.48%      0.47%      0.50%      0.49%     0.50%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................    0.68%      0.53%      0.50%      0.49%     0.50%
Ratio of Net Investment Income to Average Net
 Assets...........................................    3.42%      3.05%      4.28%      2.91%     3.49%
-------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, one of which, LWAS/DFA International High Book to Market Portfolio (the "Portfolio"), is presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2016, the Portfolio owned less than 1% of the Series. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio;

Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses. At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $4 (in thousands).

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

   For the year ended October 31, 2016, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21% of the Portfolio's average daily net assets.

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.21% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement for the Portfolio will remain in effect permanently, unless terminated by the Fund.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a monthly Shareholder Servicing Fee to LWIF at an effective annual rate of 0.19% of its average daily net assets.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $291 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains (losses) and gains on securities considered to be "passive foreign investment companies", tax equalization and foreign capital gains tax were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                           INCREASE       INCREASE
                                                                          (DECREASE)     (DECREASE)
                                                           INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                          (DECREASE)    NET INVESTMENT  NET REALIZED
                                                        PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                        --------------- -------------- --------------
LWAS/DFA International High Book to Market Portfolio...       $37            $29            $(66)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                                      NET INVESTMENT
                                                        INCOME AND
                                                        SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                      CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                                      -------------- ------------- ---------- ------
LWAS/DFA International High Book to Market Portfolio
2015.................................................     $1,918        $1,481         --     $3,399
2016.................................................      1,752         2,241         --      3,993

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

           LWAS/DFA International High Book to Market Portfolio. $37

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     UNDISTRIBUTED                                               TOTAL NET
                                     NET INVESTMENT                                            DISTRIBUTABLE
                                       INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                       SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                     CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                     -------------- ------------- ------------- -------------- -------------
LWAS/DFA International High Book to
  Market Portfolio..................      $382           --          $(1,184)        $750          $(52)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2016, the Portfolio did not utilize capital loss carryforwards.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                              NET
                                                                                           UNREALIZED
                                                      FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                                      TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                                      -------- ------------ ------------ --------------
LWAS/DFA International High Book to Market Portfolio. $53,260      $977          --           $977

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2016.

F. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. OTHER:

   At October 31, 2016, two shareholders held approximately 94% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

H. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of LWAS/DFA International High Book to Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA International High Book to Market Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

   As noted in the table provided below, the Portfolios paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. The Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                                             % BREAKDOWN OF DISTRIBUTION SOURCES
                                                      -------------------------------------------------
                                                         NET      NET REALIZED   NET REALIZED
                                                      INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                                          INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                                        ---------- -------------- -------------- ---------
LWAS/DFA International High Book to Market Portfolio
   December 16, 2015.................................     86%          0%             0%          14%
   June 29, 2016.....................................     94%          0%             0%           6%

   The Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Portfolio is returned to the shareholder. A return of capital does not necessarily reflect the Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce the Portfolio's net asset value per share.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

                               The U.S. Large Cap               Russell 1000
                                  Value Series                   Value Index
                             ----------------------            ---------------
10/2006                             $10,000                        $10,000
11/2006                             $10,190                        $10,228
12/2006                             $10,395                        $10,458
01/2007                             $10,698                        $10,592
02/2007                             $10,537                        $10,427
03/2007                             $10,610                        $10,588
04/2007                             $11,062                        $10,979
05/2007                             $11,518                        $11,375
06/2007                             $11,332                        $11,109
07/2007                             $10,630                        $10,595
08/2007                             $10,427                        $10,714
09/2007                             $10,699                        $11,082
10/2007                             $10,759                        $11,083
11/2007                             $10,158                        $10,542
12/2007                             $10,124                        $10,440
01/2008                              $9,737                        $10,022
02/2008                              $9,439                         $9,602
03/2008                              $9,351                         $9,530
04/2008                              $9,940                         $9,994
05/2008                             $10,179                         $9,978
06/2008                              $9,063                         $9,023
07/2008                              $8,964                         $8,991
08/2008                              $9,138                         $9,144
09/2008                              $8,317                         $8,472
10/2008                              $6,447                         $7,005
11/2008                              $5,815                         $6,503
12/2008                              $6,004                         $6,593
01/2009                              $5,291                         $5,835
02/2009                              $4,550                         $5,055
03/2009                              $4,999                         $5,488
04/2009                              $5,808                         $6,076
05/2009                              $6,253                         $6,452
06/2009                              $6,176                         $6,404
07/2009                              $6,765                         $6,928
08/2009                              $7,224                         $7,290
09/2009                              $7,540                         $7,572
10/2009                              $7,215                         $7,340
11/2009                              $7,621                         $7,754
12/2009                              $7,832                         $7,891
01/2010                              $7,650                         $7,669
02/2010                              $7,980                         $7,911
03/2010                              $8,602                         $8,426
04/2010                              $8,875                         $8,645
05/2010                              $8,114                         $7,934
06/2010                              $7,502                         $7,487
07/2010                              $8,090                         $7,994
08/2010                              $7,602                         $7,652
09/2010                              $8,344                         $8,246
10/2010                              $8,655                         $8,493
11/2010                              $8,588                         $8,448
12/2010                              $9,425                         $9,115
01/2011                              $9,726                         $9,321
02/2011                             $10,253                         $9,665
03/2011                             $10,300                         $9,703
04/2011                             $10,563                         $9,962
05/2011                             $10,410                         $9,856
06/2011                             $10,229                         $9,654
07/2011                              $9,760                         $9,334
08/2011                              $8,937                         $8,752
09/2011                              $8,033                         $8,090
10/2011                              $9,147                         $9,016
11/2011                              $9,071                         $8,970
12/2011                              $9,143                         $9,151
01/2012                              $9,597                         $9,497
02/2012                             $10,152                         $9,875
03/2012                             $10,339                        $10,168
04/2012                             $10,128                        $10,064
05/2012                              $9,410                         $9,474
06/2012                              $9,918                         $9,945
07/2012                             $10,013                        $10,047
08/2012                             $10,410                        $10,266
09/2012                             $10,793                        $10,591
10/2012                             $10,822                        $10,539
11/2012                             $10,846                        $10,535
12/2012                             $11,176                        $10,753
01/2013                             $11,956                        $11,452
02/2013                             $12,109                        $11,616
03/2013                             $12,688                        $12,076
04/2013                             $12,822                        $12,259
05/2013                             $13,348                        $12,573
06/2013                             $13,200                        $12,463
07/2013                             $13,989                        $13,135
08/2013                             $13,578                        $12,637
09/2013                             $13,975                        $12,954
10/2013                             $14,683                        $13,521
11/2013                             $15,300                        $13,898
12/2013                             $15,706                        $14,250
01/2014                             $15,085                        $13,744
02/2014                             $15,596                        $14,338
03/2014                             $15,965                        $14,681
04/2014                             $16,070                        $14,820
05/2014                             $16,424                        $15,037
06/2014                             $16,869                        $15,430
07/2014                             $16,749                        $15,167
08/2014                             $17,280                        $15,725
09/2014                             $16,855                        $15,400
10/2014                             $16,984                        $15,746
11/2014                             $17,185                        $16,069
12/2014                             $17,314                        $16,167
01/2015                             $16,458                        $15,521
02/2015                             $17,620                        $16,272
03/2015                             $17,285                        $16,050
04/2015                             $17,635                        $16,200
05/2015                             $17,831                        $16,395
06/2015                             $17,544                        $16,068
07/2015                             $17,501                        $16,138
08/2015                             $16,438                        $15,177
09/2015                             $15,912                        $14,719
10/2015                             $17,209                        $15,830
11/2015                             $17,276                        $15,890
12/2015                             $16,735                        $15,548
01/2016                             $15,596                        $14,745
02/2016                             $15,625                        $14,741
03/2016                             $16,764                        $15,803
04/2016                             $17,218                        $16,135
05/2016                             $17,453                        $16,386
06/2016                             $17,434                        $16,527
07/2016                             $18,036                        $17,007        Past performance is not predictive of
08/2016                             $18,252                        $17,138        future performance.
09/2016                             $18,338                        $17,103        The returns shown do not reflect the
10/2016                             $18,027                        $16,838        deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                 redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS                Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2016, all rights
                                  4.75%        14.53%        6.07%                reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                          The DFA International            MSCI World ex
                              Value Series            USA Index (net dividends)
                            -----------------         ------------------------
10/2006                          $10,000                      $10,000
11/2006                          $10,332                      $10,298
12/2006                          $10,735                      $10,593
01/2007                          $10,938                      $10,658
02/2007                          $10,928                      $10,743
03/2007                          $11,281                      $11,018
04/2007                          $11,851                      $11,520
05/2007                          $12,256                      $11,775
06/2007                          $12,166                      $11,787
07/2007                          $11,828                      $11,624
08/2007                          $11,696                      $11,456
09/2007                          $12,306                      $12,107
10/2007                          $12,903                      $12,633
11/2007                          $12,121                      $12,139
12/2007                          $11,860                      $11,911
01/2008                          $10,900                      $10,837
02/2008                          $10,761                      $11,033
03/2008                          $10,890                      $10,876
04/2008                          $11,376                      $11,480
05/2008                          $11,382                      $11,655
06/2008                          $10,256                      $10,748
07/2008                           $9,966                      $10,366
08/2008                           $9,549                       $9,965
09/2008                           $8,434                       $8,526
10/2008                           $6,319                       $6,753
11/2008                           $5,931                       $6,386
12/2008                           $6,380                       $6,723
01/2009                           $5,499                       $6,096
02/2009                           $4,824                       $5,479
03/2009                           $5,350                       $5,840
04/2009                           $6,336                       $6,593
05/2009                           $7,277                       $7,427
06/2009                           $7,166                       $7,350
07/2009                           $8,019                       $8,040
08/2009                           $8,479                       $8,425
09/2009                           $8,911                       $8,773
10/2009                           $8,556                       $8,632
11/2009                           $8,811                       $8,845
12/2009                           $8,911                       $8,986
01/2010                           $8,396                       $8,565
02/2010                           $8,429                       $8,557
03/2010                           $9,094                       $9,107
04/2010                           $8,939                       $8,972
05/2010                           $7,892                       $7,982
06/2010                           $7,753                       $7,866
07/2010                           $8,723                       $8,593
08/2010                           $8,296                       $8,336
09/2010                           $9,188                       $9,136
10/2010                           $9,509                       $9,462
11/2010                           $9,033                       $9,061
12/2010                           $9,875                       $9,790
01/2011                          $10,295                      $10,001
02/2011                          $10,639                      $10,372
03/2011                          $10,345                      $10,164
04/2011                          $10,899                      $10,718
05/2011                          $10,506                      $10,400
06/2011                          $10,362                      $10,252
07/2011                          $10,030                      $10,083
08/2011                           $8,955                       $9,231
09/2011                           $7,975                       $8,304
10/2011                           $8,745                       $9,111
11/2011                           $8,457                       $8,690
12/2011                           $8,230                       $8,595
01/2012                           $8,784                       $9,059
02/2012                           $9,243                       $9,557
03/2012                           $9,166                       $9,487
04/2012                           $8,839                       $9,326
05/2012                           $7,748                       $8,262
06/2012                           $8,296                       $8,804
07/2012                           $8,263                       $8,913
08/2012                           $8,606                       $9,168
09/2012                           $8,911                       $9,446
10/2012                           $9,022                       $9,512
11/2012                           $9,166                       $9,712
12/2012                           $9,614                      $10,006
01/2013                          $10,068                      $10,498
02/2013                           $9,764                      $10,393
03/2013                           $9,797                      $10,476
04/2013                          $10,279                      $10,953
05/2013                          $10,157                      $10,708
06/2013                           $9,797                      $10,307
07/2013                          $10,467                      $10,855
08/2013                          $10,395                      $10,715
09/2013                          $11,176                      $11,472
10/2013                          $11,564                      $11,857
11/2013                          $11,608                      $11,930
12/2013                          $11,863                      $12,110
01/2014                          $11,431                      $11,621
02/2014                          $12,084                      $12,255
03/2014                          $11,996                      $12,200
04/2014                          $12,201                      $12,392
05/2014                          $12,339                      $12,584
06/2014                          $12,489                      $12,763
07/2014                          $12,212                      $12,536
08/2014                          $12,217                      $12,546
09/2014                          $11,680                      $12,030
10/2014                          $11,481                      $11,839
11/2014                          $11,486                      $11,985
12/2014                          $11,060                      $11,586
01/2015                          $10,988                      $11,545
02/2015                          $11,774                      $12,235
03/2015                          $11,525                      $12,030
04/2015                          $12,156                      $12,551
05/2015                          $12,162                      $12,442
06/2015                          $11,813                      $12,089
07/2015                          $11,697                      $12,280
08/2015                          $10,827                      $11,386
09/2015                          $10,091                      $10,811
10/2015                          $10,866                      $11,624
11/2015                          $10,722                      $11,439
12/2015                          $10,378                      $11,234
01/2016                           $9,570                      $10,461
02/2016                           $9,265                      $10,315
03/2016                           $9,969                      $11,015
04/2016                          $10,450                      $11,369
05/2016                          $10,257                      $11,241
06/2016                           $9,886                      $10,899
07/2016                          $10,323                      $11,435
08/2016                          $10,600                      $11,446              Past performance is not predictive of
09/2016                          $10,716                      $11,585              future performance.
10/2016                          $10,855                      $11,360              The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE          TEN                  would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS        YEARS                 redemption of fund shares.
           ---------------------------------------------------------------         MSCI data copyright MSCI 2016, all
                                  -0.10%        4.42%        0.82%                 rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------
              Russell 3000(R) Index........................ 4.24%
              Russell Microcap(R) Index (micro-cap stocks). 1.54%
              Russell 2000(R) Index (small-cap stocks)..... 4.11%
              Russell 1000(R) Index (large-cap stocks)..... 4.26%
              Dow Jones U.S. Select REIT Index/SM/......... 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------
         Russell 2000(R) Value Index (small-cap value stocks)...  8.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). -0.49%
         Russell 1000(R) Value Index (large-cap value stocks)...  6.37%
         Russell 1000(R) Growth Index (large-cap growth stocks).  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.75% for the Series and 6.37% for the Russell 1000(R) Value Index, the Series benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had a larger allocation than the benchmark to lower relative price stocks, which detracted from the Series' performance relative to the benchmark as the lowest relative price quartile underperformed. The Series' exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as REITs and utilities outperformed most other sectors during the period.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
                                              ----------------------
           MSCI World ex USA Index...........         -2.27%
           MSCI World ex USA Small Cap Index.          3.96%
           MSCI World ex USA Value Index.....         -2.07%
           MSCI World ex USA Growth Index....         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series is designed to capture the returns of developed ex U.S. large cap value stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were -0.10% for the Series and -2.27% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Series invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Series' emphasis on deep value stocks contributed positively to its performance, relative to the benchmark as that segment of the market outperformed for the year. The Series' emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended October 31, 2016
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      05/01/16  10/31/16    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,047.00    0.11%    $0.57
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.58    0.11%    $0.56

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,038.70    0.22%    $1.13
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.03    0.22%    $1.12

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent
Form N-Q with the SEC on September 29, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          THE U.S. LARGE CAP VALUE SERIES
Consumer Discretionary.......................  12.3%
Consumer Staples.............................   6.6%
Energy.......................................  13.7%
Financials...................................  21.5%
Health Care..................................  11.0%
Industrials..................................  11.3%
Information Technology.......................  14.7%
Materials....................................   3.9%
Telecommunication Services...................   4.8%
Utilities....................................   0.2%
                                              -----
                                              100.0%

        THE DFA INTERNATIONAL VALUE SERIES
Consumer Discretionary.......................  12.8%
Consumer Staples.............................   2.6%
Energy.......................................  16.2%
Financials...................................  29.7%
Health Care..................................   1.2%
Industrials..................................  10.7%
Information Technology.......................   3.2%
Materials....................................  14.6%
Real Estate..................................   2.3%
Telecommunication Services...................   4.3%
Utilities....................................   2.4%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2016

                                                                          Percentage
                                                Shares       Value+     of Net Assets**
                                                ------       ------     ---------------
COMMON STOCKS -- (95.3%)
Consumer Discretionary -- (11.7%)
#*  Charter Communications, Inc. Class A.....    910,208 $  227,451,877            1.1%
    Comcast Corp. Class A.................... 10,885,890    672,965,720            3.2%
    Ford Motor Co............................ 14,753,200    173,202,568            0.8%
    General Motors Co........................  5,641,400    178,268,240            0.9%
    Time Warner, Inc.........................  3,800,376    338,195,460            1.6%
    Other Securities.........................               954,615,599            4.6%
                                                         --------------           -----
Total Consumer Discretionary.................             2,544,699,464           12.2%
                                                         --------------           -----
Consumer Staples -- (6.3%)
    CVS Health Corp..........................  3,989,908    335,551,263            1.6%
    Mondelez International, Inc. Class A.....  3,933,821    176,785,916            0.9%
#   Tyson Foods, Inc. Class A................  1,957,913    138,718,136            0.7%
    Wal-Mart Stores, Inc.....................  1,998,751    139,952,545            0.7%
    Other Securities.........................               574,239,450            2.6%
                                                         --------------           -----
Total Consumer Staples.......................             1,365,247,310            6.5%
                                                         --------------           -----
Energy -- (13.1%)
    Chevron Corp.............................  3,924,607    411,102,583            2.0%
    ConocoPhillips...........................  3,210,456    139,494,313            0.7%
    EOG Resources, Inc.......................  1,485,821    134,347,935            0.6%
    Exxon Mobil Corp.........................  9,096,178    757,893,551            3.6%
    Occidental Petroleum Corp................  1,857,300    135,415,743            0.6%
    Phillips 66..............................  2,096,097    170,098,272            0.8%
    Valero Energy Corp.......................  2,806,975    166,285,199            0.8%
    Other Securities.........................               932,855,101            4.5%
                                                         --------------           -----
Total Energy.................................             2,847,492,697           13.6%
                                                         --------------           -----
Financials -- (20.5%)
    American International Group, Inc........  2,735,967    168,809,164            0.8%
    Bank of America Corp..................... 15,552,325    256,613,362            1.2%
    Bank of New York Mellon Corp. (The)......  3,379,657    146,237,758            0.7%
    Capital One Financial Corp...............  2,036,842    150,807,782            0.7%
    Citigroup, Inc...........................  8,251,489    405,560,684            1.9%
    Goldman Sachs Group, Inc. (The)..........    980,999    174,853,262            0.8%
    JPMorgan Chase & Co...................... 11,452,239    793,182,073            3.8%
    Morgan Stanley...........................  3,534,479    118,652,460            0.6%
    PNC Financial Services Group, Inc. (The).  1,303,329    124,598,252            0.6%
    Travelers Cos., Inc. (The)...............  1,119,453    121,102,426            0.6%
    Wells Fargo & Co.........................  6,090,495    280,223,675            1.3%
    Other Securities.........................             1,721,446,165            8.3%
                                                         --------------           -----
Total Financials.............................             4,462,087,063           21.3%
                                                         --------------           -----
Health Care -- (10.5%)
    Aetna, Inc...............................  1,802,581    193,507,070            0.9%
    Anthem, Inc..............................  1,445,532    176,152,529            0.9%
*   Express Scripts Holding Co...............  2,738,677    184,586,830            0.9%
    Humana, Inc..............................    707,042    121,278,914            0.6%
    Medtronic P.L.C..........................  3,541,179    290,447,502            1.4%
    Pfizer, Inc.............................. 16,340,523    518,157,984            2.5%
    Thermo Fisher Scientific, Inc............  1,023,977    150,555,338            0.7%
    Other Securities.........................               644,260,598            3.0%
                                                         --------------           -----
Total Health Care............................             2,278,946,765           10.9%
                                                         --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (10.8%)
#     Caterpillar, Inc..............................................   1,458,164 $   121,698,367            0.6%
      CSX Corp......................................................   5,234,843     159,715,060            0.8%
      FedEx Corp....................................................     853,987     148,867,014            0.7%
      General Electric Co...........................................   7,508,293     218,491,326            1.0%
      Norfolk Southern Corp.........................................   1,569,304     145,945,272            0.7%
      Southwest Airlines Co.........................................   3,733,160     149,513,058            0.7%
      Stanley Black & Decker, Inc...................................   1,095,910     124,758,394            0.6%
      Union Pacific Corp............................................   2,259,039     199,202,059            1.0%
      Other Securities..............................................               1,077,855,471            5.1%
                                                                                 ---------------          ------
Total Industrials...................................................               2,346,046,021           11.2%
                                                                                 ---------------          ------
Information Technology -- (14.0%)
      Cisco Systems, Inc............................................  21,342,703     654,794,128            3.1%
      Hewlett Packard Enterprise Co.................................   9,162,273     205,876,274            1.0%
      HP, Inc.......................................................   9,619,949     139,393,061            0.7%
      Intel Corp....................................................  20,115,235     701,418,244            3.4%
#     NVIDIA Corp...................................................   1,824,559     129,835,618            0.6%
      QUALCOMM, Inc.................................................   2,685,866     184,572,712            0.9%
      Other Securities..............................................               1,024,025,488            4.8%
                                                                                 ---------------          ------
Total Information Technology........................................               3,039,915,525           14.5%
                                                                                 ---------------          ------
Materials -- (3.7%)
      Newmont Mining Corp...........................................   3,239,227     119,980,968            0.6%
      Other Securities..............................................                 691,529,819            3.3%
                                                                                 ---------------          ------
Total Materials.....................................................                 811,510,787            3.9%
                                                                                 ---------------          ------
Real Estate -- (0.0%)
      Other Securities..............................................                     500,715            0.0%
                                                                                 ---------------          ------
Telecommunication Services -- (4.5%)
      AT&T, Inc.....................................................  21,002,992     772,700,076            3.7%
      Other Securities..............................................                 221,455,332            1.1%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 994,155,408            4.8%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  38,848,392            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              20,729,450,147           99.1%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     208,566            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              20,729,658,713
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 200,994,368     200,994,368            1.0%
                                                                                 ---------------          ------
SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@  DFA Short Term Investment Fund................................  70,916,981     820,651,306            3.9%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,161,108,715)..........................................               $21,751,304,387          104.0%
                                                                                 ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               -----------------------------------------------------
                                   Level 1        Level 2    Level 3      Total
                               ---------------  ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,544,699,464            --   --    $ 2,544,699,464
  Consumer Staples............   1,365,247,310            --   --      1,365,247,310
  Energy......................   2,847,492,697            --   --      2,847,492,697
  Financials..................   4,462,087,063            --   --      4,462,087,063
  Health Care.................   2,278,946,765            --   --      2,278,946,765
  Industrials.................   2,346,046,021            --   --      2,346,046,021
  Information Technology......   3,039,915,525            --   --      3,039,915,525
  Materials...................     811,510,787            --   --        811,510,787
  Real Estate.................         500,715            --   --            500,715
  Telecommunication Services..     994,155,408            --   --        994,155,408
  Utilities...................      38,848,392            --   --         38,848,392
Rights/Warrants...............              --  $    208,566   --            208,566
Temporary Cash Investments....     200,994,368            --   --        200,994,368
Securities Lending Collateral.              --   820,651,306   --        820,651,306
Futures Contracts**...........      (3,872,034)           --   --         (3,872,034)
                               ---------------  ------------   --    ---------------
TOTAL......................... $20,926,572,481  $820,859,872   --    $21,747,432,353
                               ===============  ============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2016

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (95.4%)
AUSTRALIA -- (6.3%)
#   Australia & New Zealand Banking Group, Ltd.. 5,260,554 $111,078,744            1.1%
    BHP Billiton, Ltd........................... 5,929,050  103,585,415            1.1%
#   BHP Billiton, Ltd. Sponsored ADR............ 1,703,682   59,662,944            0.6%
    Newcrest Mining, Ltd........................ 3,033,954   53,122,828            0.5%
    Woodside Petroleum, Ltd..................... 2,846,042   60,922,340            0.6%
    Other Securities............................            246,709,911            2.6%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            635,082,182            6.5%
                                                           ------------            ----

AUSTRIA -- (0.1%)
    Other Securities............................              7,798,226            0.1%
                                                           ------------            ----

BELGIUM -- (1.2%)
    Other Securities............................            121,053,616            1.2%
                                                           ------------            ----

CANADA -- (7.6%)
    Bank of Montreal............................ 1,645,325  104,642,670            1.1%
    Suncor Energy, Inc.......................... 3,911,426  117,374,872            1.2%
    Other Securities............................            542,711,216            5.6%
                                                           ------------            ----
TOTAL CANADA....................................            764,728,758            7.9%
                                                           ------------            ----

DENMARK -- (1.7%)
    Vestas Wind Systems A.S.....................   680,712   54,535,811            0.6%
    Other Securities............................            120,813,571            1.2%
                                                           ------------            ----
TOTAL DENMARK...................................            175,349,382            1.8%
                                                           ------------            ----

FINLAND -- (0.7%)
    Other Securities............................             75,225,974            0.8%
                                                           ------------            ----

FRANCE -- (8.9%)
    BNP Paribas SA.............................. 1,521,254   88,207,260            0.9%
    Cie de Saint-Gobain......................... 1,719,658   76,358,268            0.8%
#   Engie SA.................................... 4,083,126   58,885,688            0.6%
#   Orange SA................................... 4,783,728   75,265,526            0.8%
    Renault SA..................................   759,818   66,075,160            0.7%
    Societe Generale SA......................... 1,935,625   75,503,898            0.8%
    Total SA.................................... 4,607,253  220,709,998            2.2%
    Other Securities............................            229,497,843            2.4%
                                                           ------------            ----
TOTAL FRANCE....................................            890,503,641            9.2%
                                                           ------------            ----

GERMANY -- (7.1%)
    Allianz SE..................................   730,758  114,074,413            1.2%
#   Bayerische Motoren Werke AG.................   972,382   84,835,907            0.9%
    Daimler AG.................................. 2,565,266  183,011,136            1.9%
    E.ON SE..................................... 9,462,347   69,348,171            0.7%
    Other Securities............................            258,205,262            2.6%
                                                           ------------            ----
TOTAL GERMANY...................................            709,474,889            7.3%
                                                           ------------            ----

HONG KONG -- (2.7%)
    CK Hutchison Holdings, Ltd.................. 5,014,984   61,925,181            0.6%
    Sun Hung Kai Properties, Ltd................ 2,980,920   44,389,245            0.5%
    Other Securities............................            163,115,200            1.7%
                                                           ------------            ----
TOTAL HONG KONG.................................            269,429,626            2.8%
                                                           ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
IRELAND -- (0.3%)
    Other Securities......................            $   27,555,506            0.3%
                                                      --------------           -----

ISRAEL -- (0.4%)
    Other Securities......................                37,197,840            0.4%
                                                      --------------           -----

ITALY -- (0.9%)
    Other Securities......................                89,098,627            0.9%
                                                      --------------           -----

JAPAN -- (22.1%)
    Hitachi, Ltd.......................... 10,841,000     57,792,205            0.6%
    Honda Motor Co., Ltd..................  3,689,000    110,380,798            1.1%
    Mitsubishi UFJ Financial Group, Inc... 13,919,406     71,821,469            0.7%
    Mizuho Financial Group, Inc........... 49,478,100     83,308,851            0.9%
    Nissan Motor Co., Ltd.................  6,443,700     65,548,427            0.7%
    Sumitomo Mitsui Financial Group, Inc..  2,854,200     98,959,858            1.0%
    Other Securities......................             1,732,718,474           17.8%
                                                      --------------           -----
TOTAL JAPAN...............................             2,220,530,082           22.8%
                                                      --------------           -----

NETHERLANDS -- (3.2%)
    ING Groep NV..........................  6,261,830     82,199,110            0.8%
    Koninklijke DSM NV....................    739,169     47,509,724            0.5%
    Koninklijke Philips NV................  1,794,168     54,062,166            0.6%
    Other Securities......................               133,730,760            1.4%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               317,501,760            3.3%
                                                      --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities......................                12,145,818            0.1%
                                                      --------------           -----

NORWAY -- (0.8%)
    Other Securities......................                77,275,822            0.8%
                                                      --------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................                 4,088,097            0.0%
                                                      --------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................                99,362,354            1.0%
                                                      --------------           -----

SPAIN -- (2.8%)
    Banco Santander SA.................... 38,416,551    188,242,084            1.9%
    Other Securities......................                91,349,479            1.0%
                                                      --------------           -----
TOTAL SPAIN...............................               279,591,563            2.9%
                                                      --------------           -----

SWEDEN -- (2.2%)
    Nordea Bank AB........................  4,880,877     51,293,747            0.5%
    Other Securities......................               170,725,504            1.8%
                                                      --------------           -----
TOTAL SWEDEN..............................               222,019,251            2.3%
                                                      --------------           -----

SWITZERLAND -- (7.6%)
    ABB, Ltd..............................  4,800,878     99,044,119            1.0%
    Cie Financiere Richemont SA...........  1,271,917     81,771,387            0.8%
    Novartis AG...........................  1,332,371     94,555,149            1.0%
    Swiss Re AG...........................  1,037,390     96,281,939            1.0%
    UBS Group AG..........................  3,448,485     48,753,503            0.5%
    Zurich Insurance Group AG.............    326,468     85,455,128            0.9%
    Other Securities......................               255,861,140            2.6%
                                                      --------------           -----
TOTAL SWITZERLAND.........................               761,722,365            7.8%
                                                      --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    Percentage
                                                         Shares       Value++     of Net Assets**
                                                         ------       -------     ---------------
UNITED KINGDOM -- (17.7%)
*     Anglo American P.L.C............................  3,284,169 $    45,581,653            0.5%
      Barclays P.L.C. Sponsored ADR...................  4,766,662      43,948,624            0.5%
      BP P.L.C. Sponsored ADR......................... 10,710,966     380,774,841            3.9%
*     Glencore P.L.C.................................. 33,377,354     102,171,610            1.1%
      HSBC Holdings P.L.C............................. 21,477,669     161,751,262            1.7%
#     HSBC Holdings P.L.C. Sponsored ADR..............  3,019,816     113,635,676            1.2%
      Royal Dutch Shell P.L.C. Class A................  2,199,265      54,777,180            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  3,177,301     158,261,344            1.6%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  3,794,361     198,483,024            2.0%
      Vodafone Group P.L.C............................ 58,351,986     160,253,496            1.6%
#     Vodafone Group P.L.C. Sponsored ADR.............  4,011,201     111,671,843            1.1%
      Other Securities................................                242,436,613            2.4%
                                                                  ---------------          ------
TOTAL UNITED KINGDOM..................................              1,773,747,166           18.2%
                                                                  ---------------          ------

UNITED STATES -- (0.0%)
      Other Securities................................                    812,282            0.0%
                                                                  ---------------          ------
TOTAL COMMON STOCKS...................................              9,571,294,827           98.4%
                                                                  ---------------          ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG...................................    535,010      73,764,785            0.8%
      Other Securities................................                 18,272,581            0.1%
                                                                  ---------------          ------
TOTAL GERMANY.........................................                 92,037,366            0.9%
                                                                  ---------------          ------
TOTAL PREFERRED STOCKS................................                 92,037,366            0.9%
                                                                  ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities................................                  2,150,761            0.0%
                                                                  ---------------          ------

SWEDEN -- (0.0%)
      Other Securities................................                    251,828            0.0%
                                                                  ---------------          ------
TOTAL RIGHTS/WARRANTS.................................                  2,402,589            0.0%
                                                                  ---------------          ------
TOTAL INVESTMENT SECURITIES...........................              9,665,734,782
                                                                  ---------------
                                                       -          -               -
                                                                      Value+
                                                           -          ------             -
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund.................. 31,982,623     370,102,917            3.8%
                                                                  ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,045,898,931)............................              $10,035,837,699          103.1%
                                                                  ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                              Investments in Securities (Market Value)
                       ------------------------------------------------------
                           Level 1        Level 2     Level 3      Total
                       --------------  -------------- ------- ---------------
Common Stocks
 Australia............ $   63,077,009  $  572,005,173   --    $   635,082,182
 Austria..............             --       7,798,226   --          7,798,226
 Belgium..............             --     121,053,616   --        121,053,616
 Canada...............    764,728,758              --   --        764,728,758
 Denmark..............             --     175,349,382   --        175,349,382
 Finland..............      2,470,632      72,755,342   --         75,225,974
 France...............        260,795     890,242,846   --        890,503,641
 Germany..............     67,367,734     642,107,155   --        709,474,889
 Hong Kong............             --     269,429,626   --        269,429,626
 Ireland..............      9,750,918      17,804,588   --         27,555,506
 Israel...............             --      37,197,840   --         37,197,840
 Italy................     17,693,989      71,404,638   --         89,098,627
 Japan................     32,899,160   2,187,630,922   --      2,220,530,082
 Netherlands..........     41,922,122     275,579,638   --        317,501,760
 New Zealand..........             --      12,145,818   --         12,145,818
 Norway...............     10,177,330      67,098,492   --         77,275,822
 Portugal.............             --       4,088,097   --          4,088,097
 Singapore............             --      99,362,354   --         99,362,354
 Spain................      3,796,801     275,794,762   --        279,591,563
 Sweden...............      4,064,405     217,954,846   --        222,019,251
 Switzerland..........     27,724,389     733,997,976   --        761,722,365
 United Kingdom.......  1,033,348,012     740,399,154   --      1,773,747,166
 United States........             --         812,282   --            812,282
Preferred Stocks
 Germany..............             --      92,037,366   --         92,037,366
Rights/Warrants
 Spain................             --       2,150,761   --          2,150,761
 Sweden...............             --         251,828   --            251,828
Securities Lending
 Collateral...........             --     370,102,917   --        370,102,917
Futures Contracts**...       (851,802)             --   --           (851,802)
                       --------------  --------------   --    ---------------
TOTAL................. $2,078,430,252  $7,956,555,645   --    $10,034,985,897
                       ==============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
                            (Amounts in thousands)

                                                                                               The U.S. Large    The DFA
                                                                                                 Cap Value    International
                                                                                                  Series*     Value Series*
                                                                                               -------------- -------------
ASSETS:
Investments at Value (including $1,407,685 and $362,128 of securities on loan,
 respectively)................................................................................  $20,729,659    $ 9,665,735
Temporary Cash Investments at Value & Cost....................................................      200,994             --
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $820,520
 and $370,043)................................................................................      820,651        370,103
Segregated Cash for Futures Contracts.........................................................        6,012          1,176
Foreign Currencies at Value...................................................................           --          9,101
Cash..........................................................................................           --         17,431
Receivables:
  Investment Securities Sold..................................................................       56,993             --
  Dividends, Interest and Tax Reclaims........................................................       22,805         38,076
  Securities Lending Income...................................................................          228            158
  Futures Margin Variation....................................................................           --             13
                                                                                                -----------    -----------
     Total Assets.............................................................................   21,837,342     10,101,793
                                                                                                -----------    -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned............................................................      820,496        370,018
  Investment Securities Purchased.............................................................       97,218             --
  Due to Advisor..............................................................................        1,787          1,649
  Futures Margin Variation....................................................................          247             --
Accrued Expenses and Other Liabilities........................................................        1,026            586
                                                                                                -----------    -----------
     Total Liabilities........................................................................      920,774        372,253
                                                                                                -----------    -----------
NET ASSETS....................................................................................  $20,916,568    $ 9,729,540
                                                                                                ===========    ===========
Investments at Cost...........................................................................  $15,139,595    $ 9,675,856
                                                                                                ===========    ===========
Foreign Currencies at Cost....................................................................  $        --    $     9,131
                                                                                                ===========    ===========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                   THE U.S.      THE DFA
                                                                                  LARGE CAP   INTERNATIONAL
                                                                                 VALUE SERIES VALUE SERIES
                                                                                 ------------ -------------
INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $20 and $27,690, respectively).....   $481,935     $ 341,886
 Interest.......................................................................        712            --
 Income from Securities Lending.................................................      3,444         9,676
                                                                                   --------     ---------
     Total Investment Income....................................................    486,091       351,562
                                                                                   --------     ---------
EXPENSES
 Investment Management Fees.....................................................     19,402        17,844
 Accounting & Transfer Agent Fees...............................................        954           449
 Custodian Fees.................................................................        190           771
 Shareholders' Reports..........................................................         81            38
 Directors'/Trustees' Fees & Expenses...........................................        134            62
 Professional Fees..............................................................        361           265
 Other..........................................................................        531           339
                                                                                   --------     ---------
     Total Expenses.............................................................     21,653        19,768
                                                                                   --------     ---------
 Fees Paid Indirectly (Note C)..................................................         --          (212)
                                                                                   --------     ---------
 Net Expenses...................................................................     21,653        19,556
                                                                                   --------     ---------
 NET INVESTMENT INCOME (LOSS)...................................................    464,438       332,006
                                                                                   --------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold*..................................................    567,193      (261,808)
   Futures......................................................................     21,037         5,988
   Foreign Currency Transactions................................................         --         5,590
   Forward Currency Contracts...................................................         --             8
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................................    (57,128)      (32,753)
   Futures......................................................................     (3,872)         (852)
   Translation of Foreign Currency Denominated Amounts..........................         --          (908)
                                                                                   --------     ---------
 NET REALIZED AND UNREALIZED GAIN (LOSS)........................................    527,230      (284,735)
                                                                                   --------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................   $991,668     $  47,271
                                                                                   ========     =========

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                               THE U.S. LARGE CAP VALUE   THE DFA INTERNATIONAL
                                                                        SERIES                 VALUE SERIES
                                                               ------------------------  -----------------------
                                                                   YEAR         YEAR        YEAR         YEAR
                                                                  ENDED        ENDED       ENDED        ENDED
                                                                 OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                                                   2016         2015        2016         2015
                                                               -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................................ $   464,438  $   413,724  $  332,006  $   313,826
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............................     567,193      858,150    (261,808)     244,684
    Futures...................................................      21,037          (43)      5,988           --
    Foreign Currency Transactions.............................          --           --       5,590       (5,879)
    Forward Currency Contracts................................          --           --           8           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................     (57,128)  (1,018,426)    (32,753)  (1,034,230)
    Futures...................................................      (3,872)          --        (852)          --
    Translation of Foreign Currency Denominated Amounts.......          --           --        (908)         654
                                                               -----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................     991,668      253,405      47,271     (480,945)
                                                               -----------  -----------  ----------  -----------
Transactions in Interest:
  Contributions...............................................   1,812,211    1,769,181   1,394,282    1,070,207
  Withdrawals.................................................    (981,368)  (1,305,211)   (939,918)    (705,023)
                                                               -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Transactions in Interest....     830,843      463,970     454,364      365,184
                                                               -----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets..................   1,822,511      717,375     501,635     (115,761)
NET ASSETS
  Beginning of Year...........................................  19,094,057   18,376,682   9,227,905    9,343,666
                                                               -----------  -----------  ----------  -----------
  End of Year................................................. $20,916,568  $19,094,057  $9,729,540  $ 9,227,905
                                                               ===========  ===========  ==========  ===========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                              The U.S. Large Cap Value Series
                                                              ---------------------------------------------------------------
                                                                  Year         Year         Year         Year         Year
                                                                 Ended        Ended        Ended        Ended        Ended
                                                                Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                                  2016         2015         2014         2013         2012
-------------------------------------------------------------------------------------------------------------------------------
Total Return.................................................        4.75%        1.32%       15.67%       35.68%       18.31%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $20,916,568  $19,094,057  $18,376,682  $14,838,988  $10,589,152
Ratio of Expenses to Average Net Assets......................        0.11%        0.11%        0.11%        0.11%        0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................        0.11%        0.11%        0.11%        0.11%        0.12%
Ratio of Net Investment Income to Average Net Assets.........        2.39%        2.20%        1.90%        1.98%        2.15%
Portfolio Turnover Rate......................................          15%          16%          15%          15%          10%
-------------------------------------------------------------------------------------------------------------------------------

                                                                            The DFA International Value Series
                                                              -------------------------------------------------------------
                                                                  Year         Year         Year        Year        Year
                                                                 Ended        Ended        Ended       Ended       Ended
                                                                Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                  2016         2015         2014        2013        2012
----------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (0.10)%      (5.35)%      (0.72)%      28.18%       3.17%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,729,540   $9,227,905   $9,343,666   $8,792,130  $7,238,249
Ratio of Expenses to Average Net Assets......................       0.22%        0.22%        0.22%        0.22%       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%        0.22%        0.22%        0.22%       0.24%
Ratio of Net Investment Income to Average Net Assets.........       3.72%        3.31%        4.50%        3.20%       3.75%
Portfolio Turnover Rate......................................         17%          21%          17%          15%         14%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this report. The remaining operational portfolios are presented in separate reports. The Series are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series.

   For the year ended October 31, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

EARNED INCOME CREDIT:

   In addition, the Series entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series' net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                       FEES PAID
                                                       INDIRECTLY
                                                       ----------
              The DFA International Value Series......    $212

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Trust; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2016, the total related amounts paid by the Trust to the CCO were $83 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $478
                    The DFA International Value Series.  321

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                               PURCHASES    SALES
                                               ---------- ----------
           The U.S. Large Cap Value Series.... $4,375,099 $2,884,283
           The DFA International Value Series.  2,247,033  1,472,195

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               NET
                                                                            UNREALIZED
                                     FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                     TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                    ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series.... $16,161,109  $6,178,300  $  (588,105)   $5,590,195
The DFA International Value Series. $10,045,899  $1,179,180  $(1,189,241)   $  (10,061)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the following Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- --------- -------- ----------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)   12/16/16    1,336   $141,623   $(3,872)    $6,012
                                                                       --------   -------     ------
                                                                       $141,623   $(3,872)    $6,012
                                                                       ========   =======     ======

                                                      EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                   DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                             ------------------------ ---------- --------- -------- ----------- ----------
The DFA International Value
  Series.................... Mini MSCI EAFE Index(R)   12/16/16     280    $23,320     $(852)     $1,176
                                                                           -------     -----      ------
                                                                           $23,320     $(852)     $1,176
                                                                           =======     =====      ======

   3. FORWARD CURRENCY CONTRACTS: The International Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the International Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                   FORWARD
                                                  CURRENCY
                                                  CONTRACTS FUTURES
            -                                     --------- --------
            The U.S. Large Cap Value Series......     --    $108,242
            The DFA International Value Series *.   $402      58,270

* The Series had derivative activity during the period but it did not have open positions at October 31, 2016.

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of October 31, 2016:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE            LIABILITY DERIVATIVES
              ---------------            ---------------------
              Equity contracts          Payables: Futures Margin
                                          Variation

   The following is a summary of Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                            LIABILITY DERIVATIVES VALUE
                                            --------------------------
                                              TOTAL VALUE
                                                   AT          EQUITY
                                            OCTOBER 31, 2016 CONTRACTS*
                                            ---------------- ----------
        The U.S. Large Cap Value Series....     $(3,872)      $(3,872)
        The DFA International Value Series.        (852)         (852)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Contracts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2016 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON
                                                    DERIVATIVES
                                            ---------------------------
                                                        FOREIGN
                                                       EXCHANGE   EQUITY
                                             TOTAL     CONTRACTS CONTRACTS
                                            -------    --------- ---------
       The U.S. Large Cap Value Series..... $21,037        --     $21,037
       The DFA International Value Series*. $ 5,996       $ 8       5,988

                                                CHANGE IN UNREALIZED
                                            APPRECIATION (DEPRECIATION) ON
                                                    DERIVATIVES
                                            ---------------------------
                                                        FOREIGN
                                                       EXCHANGE   EQUITY
                                             TOTAL     CONTRACTS CONTRACTS
                                            -------    --------- ---------
       The U.S. Large Cap Value Series..... $(3,872)       --     $(3,872)
       The DFA International Value Series*.    (852)       --        (852)

* As of October 31, 2016, there were no forward currency contracts outstanding. During the year ended October 31, 2016, the International Series had limited activity in forward currency contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                       AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                    INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                    ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series....     0.87%       $53,510          3         $4        $56,418
The DFA International Value Series.     0.96%       $ 6,426         14         $2        $40,666

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series' under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the year ended October 31, 2016.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

  PORTFOLIO                           PURCHASES  SALES   REALIZED GAIN (LOSS)
  ---------                           --------- -------- --------------------
  The U.S. Large Cap Value Series.... $259,866  $167,106       $ 13,371
  The DFA International Value Series.  100,986   137,382        (50,541)

J. SECURITIES LENDING:

   As of October 31, 2016, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. The non-cash collateral includes short- and/or long-term U.S. Treasuries and U.S. Government agency securities with a market value of $631,247 and $21,237 (amounts in thousands), respectively. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                     AS OF OCTOBER 31, 2016
                                    ---------------------------------------------------------
                                    OVERNIGHT AND            BETWEEN
                                     CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                    ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
Common Stocks, Right/Warrants...... $820,651,306     --         --         --    $820,651,306

THE DFA INTERNATIONAL VALUE SERIES
Common Stocks......................  370,102,917     --         --         --     370,102,917

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

     NAME, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND,        TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND YEAR OF BIRTH  LENGTH OF SERVICE            OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-------------------------------------------------------------------------------------------------------------------------------
                                             DISINTERESTED TRUSTEES/DIRECTORS
-------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides   Since Inception        122 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and                            investment companies   of Chicago Booth School of Business.
DIG.
Trustee of DFAITC and
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
1947
-------------------------------------------------------------------------------------------------------------------------------
John P. Gould              DFAIDG-Since 1986      122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and     DIG-Since 1993         investment companies   Service Professor of Economics, University of
DIG                        DFAITC-Since 1992                             Chicago Booth School of Business (since 1965).
Trustee of DFAITC and      DEM-Since 1993                                Member and Chair, Competitive Markets Advisory
DEM                                                                      Council, Chicago Mercantile Exchange (futures
The University of Chicago                                                trading exchange) (since 2004). Trustee, Harbor
Booth School of Business                                                 Fund (registered investment company) (29 Portfolios)
5807 S. Woodlawn                                                         (since 1994). Formerly, Member of the Board of
Avenue                                                                   Milwaukee Insurance Company (1997-2010).
Chicago, IL 60637
1939
-------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson          DFAIDG-Since 1981      122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and     DIG-Since 1993         investment companies   Management (since 1984). Chairman, CIO and
DIG                        DFAITC-Since 1992                             Partner, Zebra Capital Management, LLC (hedge
Trustee of DFAITC and      DEM-Since 1993                                fund and asset manager) (since 2001). Consultant to
DEM                                                                      Morningstar Inc. (since 2006). Formerly, Director,
Yale School of                                                           BIRR Portfolio Analysis, Inc. (sofware Products)
Management                                                               (1990- 2010).
P.O. Box 208200
New Haven,
CT 06520-8200
1943
-------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear           DFAIDG-Since 2010      122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and     DIG-Since 2010         investment companies   (since 2002). Jack Steele Parker Professor of Human
DIG                        DFAITC-Since 2010                             Resources Management and Economics, Graduate
Trustee of DFAITC and      DEM-Since 2010                                School of Business, Stanford University (since 1995).
DEM                                                                      Cornerstone Research (expert testimony and economic
Stanford University                                                      and financial analysis) (since 2009). Formerly,
Graduate                                                                 Chairman of the President George W. Bush's Council of
School of Business                                                       Economic Advisors, State of California (2005-2006).
434 Galvez Mall                                                          Formerly, Commissioner, White House Panel on Tax
Stanford, CA 94305                                                       Reform (2005)
1948
-------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes           DFAIDG-Since 1981      122 portfolios in 4    Chief Investment Strategist, Janus Capital Group Inc.
Director of DFAIDG and     DIG-Since 1993         investment companies   (since 2014). Frank E. Buck Professor of Finance
DIG                        DFAITC-Since 1992                             Emeritus, Graduate School of Business, Stanford
Trustee of DFAITC and      DEM-Since 1993                                University (since 1981). Chairman, Ruapay Inc. (since
DEM                                                                      2013). Formerly, Chairman, Platinum Grove Asset
c/o Dimensional Fund                                                     Management, L.P. (hedge fund) (formerly, Oak Hill
Advisers, LP                                                             Platinum Partners) (1999-2009). Formerly, Director,
6300 Bee Cave Road                                                       American Centruy Fund Complex (registered
Building 1                                                               investment companies) (43 Portfolios) (1980-2014).
Austin, TX 78746
1941
-------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith             DFAIDG-Since 2000      122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and     DIG-Since 2000         investment companies   Professor of Accounting, University of Chicago Booth
DIG                        DFAITC-Since 2000                             School of Business (since 1980). Director, HNI
Trustee of DFAITC and      DEM-Since 2000                                Corporation (formerly known as HON Industries Inc.)
DEM                                                                      (office furniture) (since 2000). Director, Ryder
The University of Chicago                                                System Inc. (transportation, logistics and supply-
Booth School of Business                                                 chain management) (since 2003). Trustee, UBS
5807 S. Woodlawn                                                         Funds (4 investment companies within the fund
Avenue                                                                   complex) (33 portfolios) (since 2009). Formerly, Co-
Chicago, IL 60637                                                        Director Investment Research, Fundamental
1953                                                                     Investment Advisors (hedge fund) (2008-2011).
-------------------------------------------------------------------------------------------------------------------------------

     NAME, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND,        TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND YEAR OF BIRTH   LENGTH OF SERVICE           OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------
                                              INTERESTED TRUSTEES/DIRECTORS*
------------------------------------------------------------------------------------------------------------------------------
David G. Booth              DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/         DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
Trustee,                    DFAITC-Since 1992                            Officer (until 1/1/2010) of the following companies:
President and Co-Chief      DEM-Since 1993                               Dimensional Holdings Inc., Dimensional Fund
Executive Officer                                                        Advisors LP, DFA Securities LLC, DEM, DFAIDG,
6300 Bee Cave Road                                                       DIG and DFAITC (collectively, the "DFA Entities").
Building One                                                             Director of Dimensional Fund Advisors Ltd. and
Austin, TX 78746                                                         formerly, Chief Investment Officer. Director of DFA
1946                                                                     Australia Limited and formerly, President and Chief
                                                                         Investment Officer. Director of Dimensional Advisors
                                                                         Ltd., Dimensional Funds plc and Dimensional Funds
                                                                         II plc. Formerly, President, Dimensional SmartNest
                                                                         (US) LLC (2009- 2014). Formerly, Limited Partner,
                                                                         Oak Hill Partners (2001-2010). Limited Partner, VSC
                                                                         Investors, LLC (since 2007). Trustee, University of
                                                                         Chicago. Trustee, University of Kansas Endowment
                                                                         Association. Formerly, Director, SA Funds
                                                                         (registered investment company). Chairman, Director
                                                                         and Co-Chief Executive Officer of Dimensional Fund
                                                                         Advisors Canada ULC. Director and President (since
                                                                         2012) of Dimensional Japan Ltd. Chairman, Director,
                                                                         President, and Co-Chief Executive Officer of
                                                                         Dimensional Cayman Commodity Fund I Ltd. (since
                                                                         2010).
------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto          DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-       DIG-Since 2009        investment companies   2010), Co-Chief Investment Officer (since June
Chief                       DFAITC-Since 2009                            2014), Director/Trustee, and formerly, Chief
Executive Officer and Co-   DEM-Since 2009                               Investment Officer (March 2007-June 2014) of the
Chief Investment Officer                                                 DFA Entities. Director, Co-Chief Executive Officer
6300 Bee Cave Road,                                                      and Chief Investment Officer (since 2010) of
Building One                                                             Dimensional Cayman Commodity Fund I Ltd.
Austin, TX 78746                                                         Director, Co-Chief Executive Officer, President and
1967                                                                     Co-Chief Investment Officer of Dimensional Fund
                                                                         Advisors Canada ULC and formerly, Chief
                                                                         Investment Officer (until April 2014). Co-Chief
                                                                         Investment Officer, Vice President, and Director of
                                                                         DFA Australia Limited and formerly, Chief
                                                                         Investment Officer (until April 2014). Director of
                                                                         Dimensional Fund Advisors Ltd., Dimensional Funds
                                                                         plc, Dimensional Funds II plc and Dimensional
                                                                         Advisors Ltd. Formerly, Vice President of the DFA
                                                                         Entities and Dimensional Fund Advisors Canada
                                                                         ULC. Director and Chief Investment Officer (since
                                                                         December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

OFFICERS

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            TERM OF OFFICE/1/
  NAME AND YEAR OF                           AND LENGTH OF
        BIRTH               POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
--------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1974                                                           Vice President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012).
--------------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong  Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (January 2011-January 2016).
--------------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
--------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013). Director of Dimensional
                                                               Funds plc and Dimensional Funds II plc (since
                                                               November 2013).
--------------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
--------------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-
                                                               January 2014) and Research Associate (2006-2011)
                                                               for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
--------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
--------------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President, Director and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
--------------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
--------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012).
--------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) for
                                                               Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
David K. Campbell      Vice President         Since 2016       Vice President of all the DFA Entities. Formerly, DC
1966                                                           Relationship Manager for Dimensional Fund
                                                               Advisors LP (October 2010-January 2016).
--------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015) for
                                                               Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October 2010-
                                                               December 2011).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (June 2011-January 2015) for
                                                        Dimensional Fund Advisors LP; Sales Executive for
                                                        Vanguard (2004-June 2011).
-------------------------------------------------------------------------------------------------------------
James G. Charles     Vice President    Since 2011       Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------
Joseph H. Chi        Vice President    Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                    Portfolio Management (since March 2012) and
                                                        Senior Portfolio Manager (since January 2012) for
                                                        Dimensional Fund Advisors LP. Vice President of
                                                        Dimensional Fund Advisors Canada ULC (since April
                                                        2016). Formerly, Portfolio Manager for Dimensional
                                                        Fund Advisors LP (October 2005 to January 2012).
-------------------------------------------------------------------------------------------------------------
Pil Sun Choi         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Counsel for Dimensional Fund Advisors LP
                                                        (April 2012-January 2014); Vice President and
                                                        Counsel for AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------
Stephen A. Clark     Vice President    Since 2004       Vice President of all the DFA Entities. Director and
1972                                                    Vice President of Dimensional Japan Ltd (since
                                                        February 2016). President and Director of
                                                        Dimensional Fund Advisors Canada ULC (since
                                                        February 2016), Vice President of DFA Australia
                                                        Limited (since April 2008) and Director (since Oct
                                                        2016). Director of Dimensional Advisors Ltd,
                                                        Dimensional Fund Advisors Pte. Ltd., and
                                                        Dimensional Hong Kong Limited, (since April 2016),
                                                        Vice President of Dimensional Fund Advisors Pte
                                                        Ltd. (since June 2016), Head of Global Institutional
                                                        Services for Dimensional Fund Advisors LP (since
                                                        January 2014). Formerly, Vice President of
                                                        Dimensional Fund Advisors Canada ULC (December
                                                        2010-February 2016); Head of Institutional, North
                                                        America (March 2012 to December 2013) and Head
                                                        of Portfolio Management (January 2006 to March
                                                        2012) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
Matthew B. Cobb      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (September 2011-March 2013); Vice President at
                                                        MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------
Rose C. Cooke        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (August 2010-March 2014).
-------------------------------------------------------------------------------------------------------------
Ryan Cooper          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (2003-March 2014).
-------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell   Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------
Robert P. Cornell    Vice President    Since 2007       Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------
John W. Crill (Wes)  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                    Senior Associate, Research (January 2015-
                                                        January 2016); Associate, Research (January 2014-
                                                        January 2015); Analyst, Research (July 2010-
                                                        January 2014) for Dimensional Fund Advisors LP.

                                             TERM OF OFFICE/1/
   NAME AND YEAR OF                           AND LENGTH OF
        BIRTH                POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and     Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief                            of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                      Dimensional Fund Advisors Ltd. Chief Compliance
                                                                Officer and Chief Privacy Officer of Dimensional
                                                                Fund Advisors Canada ULC, Chief Compliance
                                                                Officer of Dimensional Fund Advisors Pte. Ltd.
                                                                Formerly, Vice President and Global Chief
                                                                Compliance Officer for Dimensional SmartNest (US)
                                                                LLC (October 2010-2014).
----------------------------------------------------------------------------------------------------------------------
John T. Curnutte        Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1980                                                            Manager, Research Systems (November 2012-
                                                                January 2016) for Dimensional Fund Advisors LP;
                                                                Assistant Vice President, Oaktree Capital
                                                                Management (April 2011-October 2012.
----------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                            Regional Director (July 2013-January 2015) for
                                                                Dimensional Fund Advisors LP; Relationship
                                                                Manager for Blackrock, Inc. (July 2011-
                                                                July 2013);Vice President for Towers Watson
                                                                (formerly, WellsCanning) (June 2009-July 2011).
----------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President         Since 1999       Vice President of all the DFA Entities.
1956
----------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                            Limited and Dimensional Fund Advisors Canada
                                                                ULC.
----------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                            Regional Director (January 2012-January 2014) and
                                                                Senior Associate (August 2010-December 2011) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                            Regional Director (May 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Vice President,
                                                                Portfolio Specialist (January 2007-May 2011) for
                                                                Morgan Stanley Investment Management.
----------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                            Associate, Research (November 2012-
                                                                January 2015) for Dimensional Fund Advisors LP;
                                                                Senior Consultant, NERA Economic Consulting,
                                                                New York (May 2010-November 2012).
----------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President         Since 2010       Vice President of all the DFA Entities. Chief Data
1972                                                            Officer for Dimensional Fund Advisors LP (since
                                                                January 2016).
----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President         Since 2001       Vice President of all the DFA Entities.
1970
----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                            Marketing for Dimensional Fund Advisors LP (since
                                                                February 2013). Formerly, Senior Manager of
                                                                Research and Marketing for Dimensional Fund
                                                                Advisors LP (June 2012-January 2013); Director of
                                                                Mutual Fund Analysis at Morningstar (January 2008-
                                                                May 2012).
----------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                            Regional Director (May 2008-January 2015) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                    Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Pte. Ltd. (since April 2013). Formerly, Chief
                                                                Operating Officer for Dimensional Fund Advisors Ltd.
                                                                (July 2008-March 2013).

                                                TERM OF OFFICE/1/
  NAME AND YEAR OF                               AND LENGTH OF
       BIRTH                  POSITION              SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker   Vice President              Since 2004       Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall        Vice President              Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                               Portfolio Management (since March 2012) and
                                                                   Senior Portfolio Manager (since January 2012) of
                                                                   Dimensional Fund Advisors LP. Vice President of
                                                                   Dimensional Fund Advisors Canada ULC (since April
                                                                   2016). Formerly, Portfolio Manager of Dimensional
                                                                   Fund Advisors LP (September 2004-January 2012).
-------------------------------------------------------------------------------------------------------------------------
Edward A. Foley       Vice President              Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2011-January 2014); Senior Vice President
                                                                   of First Trust Advisors L.P. (2007-July 2011).
-------------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster   Vice President              Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                               Senior Associate (May 2011-January 2015) for
                                                                   Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman     Vice President              Since 2009       Vice President of all the DFA Entities.
1970
-------------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President              Since 2015       Vice President of all the DFA Entities. Formerly,
1970                                                               Vice President for Dimensional SmartNest (US) LLC
                                                                   (January 2012-November 2014); Senior Vice
                                                                   President for Morningstar (July 2004-July 2011).
-------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President              Since 2007       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President              Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                               Managing Director at BlackRock (2004-January
                                                                   2012).
-------------------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President              Since 2000       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President              Since 2007       Vice President of all the DFA Entities.
1974
-------------------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President              Since 2011       Vice President of all the DFA Entities. Senior Trader
1975                                                               for Dimensional Fund Advisors LP (since 2012).
                                                                   Formerly, Senior Trader (2009-2012).
-------------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President              Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                               Counsel for Dimensional Fund Advisors LP
                                                                   (January 2011-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President              Since 2007       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President              Since 2005       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President,             Since 2016       Vice President, Chief Financial Officer, and
1958                  Chief Financial Officer,                     Treasurer of all the DFA Entities. Interim Chief
                      and Treasurer                                Financial Officer, interim Treasurer and Vice
                                                                   President of Dimensional Advisors Ltd., Dimensional
                                                                   Hong Kong Limited, Dimensional Cayman
                                                                   Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                   Canada ULC, Dimensional Fund Advisors Pte. Ltd,
                                                                   DFA Australia Ltd. Formerly, interim Chief Financial
                                                                   Officer and interim Treasurer (April 2016-September
                                                                   2016), and Controller (August 2015-September
                                                                   2016) of all the DFA Entities); Vice President of
                                                                   T. Rowe Price Group, Inc. and Director of Investment
                                                                   Treasury and Treasurer of the T. Rowe Price Funds
                                                                   (March 2008-July 2015).
-------------------------------------------------------------------------------------------------------------------------
Christine W. Ho       Vice President              Since 2004       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath    Vice President              Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                               Managing Director, Co-Head Global Consultant
                                                                   Relations at BlackRock (2004-2011).

                                        TERM OF OFFICE/1/
   NAME AND YEAR OF                      AND LENGTH OF
        BIRTH              POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Mark A. Hunter          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                       Senior Compliance Officer (November 2010-
                                                           January 2015) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Alan R. Hutchison       Vice President    Since 2016       Vice President of all the DFA Entities. Portfolio
1977                                                       Manager for Dimensional Fund Advisors LP
                                                           (January 2013-Present). Formerly, Investment
                                                           Associate for Dimensional Fund Advisors LP
                                                           (January 2010-January 2013).
-----------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (April 2006-January 2016).
-----------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                       Manager, IT Service Management (October 2014-
                                                           January 2016); Manager, Managed DC Systems
                                                           (October 2005-October 2014) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President    Since 2004       Vice President of all the DFA Entities and
1973                                                       Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                       Manager of Sales and Marketing Systems
                                                           (January 2011-January 2014) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Stephen W. Jones        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                       Facilities Manager for Dimensional Fund Advisors
                                                           LP (October 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------
Scott P. Kaup           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                       Senior Manager, Investment Operations
                                                           (January 2014-January 2015) and Investment
                                                           Operations Manager (May 2008-January 2014) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
David M. Kavanaugh      Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                       Operations for Financial Advisor Services for
                                                           Dimensional Fund Advisors LP (since July 2014).
                                                           Formerly, Counsel of Dimensional Fund Advisors LP
                                                           (August 2011-January 2014); Associate at Andrews
                                                           Kurth LLP (2006-2011).
-----------------------------------------------------------------------------------------------------------------
Patrick M. Keating      Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                       Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP and Dimensional Japan Ltd. Chief
                                                           Operating Officer and Director of Dimensional Japan
                                                           Ltd. Formerly, Vice President of DFA Securities LLC,
                                                           Dimensional Cayman Commodity Fund I Ltd. and
                                                           Dimensional Advisors Ltd (until February 2015);
                                                           Chief Operating Officer of Dimensional Holdings Inc.,
                                                           DFA Securities LLC, Dimensional Fund Advisors LP,
                                                           Dimensional Cayman Commodity Fund I Ltd.,
                                                           Dimensional Advisors Ltd. and Dimensional Fund
                                                           Advisors Pte. Ltd. (until February 2015); Director,
                                                           Vice President, and Chief Privacy Officer of
                                                           Dimensional Fund Advisors Canada ULC (until
                                                           February 2015); Director of DFA Australia Limited,
                                                           Dimensional Fund Advisors Ltd. and Dimensional
                                                           Advisors Ltd. (until February 2015); and Director and
                                                           Vice President of Dimensional Hong Kong Limited
                                                           and Dimensional Fund Advisors Pte. Ltd. (until
                                                           February 2015).
-----------------------------------------------------------------------------------------------------------------
Andrew K. Keiper        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (October 2004-January 2013).
-----------------------------------------------------------------------------------------------------------------
David M. Kershner       Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                       Manager for Dimensional Fund Advisors LP (since
                                                           June 2004).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
Arun C. Keswani      Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1975                                                    Portfolio Manager for Dimensional Fund Advisors LP
                                                        (January 2015-Present). Formerly, Portfolio Manager
                                                        (January 2013-January 2015) and Investment
                                                        Associate (October 2011-January 2013) for
                                                        Dimensional Fund Advisors LP; Investment Banking
                                                        Associate at Morgan Stanley (August 2010-
                                                        September 2011).
---------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors LP
                                                        (September 2012-January 2014); Vice President and
                                                        Global Creative Director at Morgan Stanley
                                                        (2007-2012); Visiting Assistant Professor, Graduate
                                                        Communications Design at Pratt Institute
                                                        (2004-2012).
---------------------------------------------------------------------------------------------------------------
Natalia Y. Knych     Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, RFP, Institutional (January 2015-January
                                                        2016); Senior Associate, Institutional
                                                        (April 2007-January 2015) for Dimensional Fund
                                                        Advisors LP.
---------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors LP
                                                        (since January 2012). Formerly, Portfolio Manager
                                                        for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------
Michael F. Lane      Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                    Chief Executive Officer for Dimensional SmartNest
                                                        (US) LLC (July 2012-November 2014).
---------------------------------------------------------------------------------------------------------------
Francis R. Lao       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
1969                                                    President -- Global Operations at Janus Capital
                                                        Group (2005-2011).
---------------------------------------------------------------------------------------------------------------
David F. LaRusso     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                    Senior Trader (January 2010-December 2012) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Juliet H. Lee        Vice President    Since 2005       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------
Marlena I. Lee       Vice President    Since 2011       Vice President of all the DFA Entities.
1980
---------------------------------------------------------------------------------------------------------------
Paul A. Lehman       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (July 2013-January 2015) for
                                                        Dimensional Fund Advisors LP; Chief Investment
                                                        Officer (April 2005-April 2013) for First Citizens
                                                        Bancorporation.
---------------------------------------------------------------------------------------------------------------
John B. Lessley      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2008-January 2013).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Joy L. Lopez         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Senior Tax Manager (February 2013-January 2015)
                                                        for Dimensional Fund Advisors LP; Vice President
                                                        and Tax Manager, North America (August 2006-
                                                        April 2012) for Pacific Investment Management
                                                        Company.
-----------------------------------------------------------------------------------------------------------
Apollo D. Lupescu    Vice President    Since 2009       Vice President of all the DFA Entities.
1969
-----------------------------------------------------------------------------------------------------------
Timothy P. Luyet     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                    Senior Manager, Marketing Operations
                                                        (January 2014-January 2015), Manager, Client
                                                        Systems (October 2011-January 2014) and RFP
                                                        Manager (April 2010-October 2011) for Dimensional
                                                        Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Peter Magnusson      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1969                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2011-January 2014).
-----------------------------------------------------------------------------------------------------------
Kenneth M. Manell    Vice President    Since 2010       Vice President of all the DFA Entities and
1972                                                    Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------
Aaron M. Marcus      Vice President    Since 2008       Vice President of all DFA Entities and Head of
1970                                                    Global Human Resources for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1965                                                    Senior Compliance Officer (May 2012-January 2015)
                                                        for Dimensional Fund Advisors LP; Chief
                                                        Compliance Officer (April 2010-April 2012) for Al
                                                        Frank Asset Management.
-----------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1975                                                    Regional Director of Dimensional Fund Advisors LP
                                                        (January 2009-January 2014).
-----------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1984                                                    Regional Director (January 2009-January 2014) and
                                                        Senior Associate (2011) for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------
Francis L. McNamara  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1959                                                    Manager, Project Management Office for
                                                        Dimensional Fund Advisors LP (October 2006-
                                                        January 2016).
-----------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1981                                                    Manager (since September 2011) for Dimensional
                                                        Fund Advisors LP. Formerly, Portfolio Manager for
                                                        Wells Capital Management (October 2004-
                                                        September 2011).
-----------------------------------------------------------------------------------------------------------
Tracy R. Mitchell    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1974                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (September 2013-January 2016); Managing Director,
                                                        Client Services, Charles Schwab (December 2009-
                                                        August 2013).
-----------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, Investment Systems (2011-January 2013)
                                                        for Dimensional Fund Advisors LP.

                                              TERM OF OFFICE/1/
 NAME AND YEAR OF                               AND LENGTH OF
       BIRTH              POSITION                 SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and   Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary            and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                     Australia Limited and Dimensional Fund Advisors
                                                                     Ltd. (since February 2002, April 1997, and May
                                                                     2002, respectively). Vice President and Secretary of
                                                                     Dimensional Fund Advisors Canada ULC (since
                                                                     June 2003), Dimensional Cayman Commodity Fund I
                                                                     Ltd., Dimensional Japan Ltd (since February 2012),
                                                                     Dimensional Advisors Ltd (since March 2012),
                                                                     Dimensional Fund Advisors Pte. Ltd. (since June
                                                                     2012). Director of Dimensional Funds plc and
                                                                     Dimensional Funds II plc (since 2002 and 2006,
                                                                     respectively). Director of Dimensional Japan Ltd.,
                                                                     Dimensional Advisors Ltd., Dimensional Fund
                                                                     Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                     Limited (since August 2012 and July 2012).
                                                                     Formerly, Vice President and Secretary of
                                                                     Dimensional SmartNest (US) LLC (October 2010-
                                                                     November 2014).
---------------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President       Since 2015                 Vice President of all the DFA Entities. Formerly,
1977                                                                 Regional Director (June 2011-January 2015) for
                                                                     Dimensional Fund Advisors LP; Sales Executive for
                                                                     Vanguard (July 2008-May 2011).
---------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President       Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                 Portfolio Manager for Dimensional Fund Advisors LP
                                                                     (2008-2010).
---------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and   Since 2013                 Vice President and Deputy Chief Compliance Officer
1961                 Deputy Chief                                    of all the DFA Entities. Deputy Chief Compliance
                     Compliance Officer                              Officer of Dimensional Fund Advisors LP (since
                                                                     December 2012). Formerly, Chief Compliance
                                                                     Officer of Wellington Management Company, LLP
                                                                     (2004-2011).
---------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President       Since 2010                 Vice President of all the DFA Entities, Dimensional
1974                                                                 Cayman Commodity Fund I Ltd., and Dimensional
                                                                     Fund Advisors Canada ULC (since April 2016).
                                                                     Deputy General Counsel, Funds (since 2011).
---------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and   Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Co-Chief Investment  and Co-Chief Investment    the DFA Entities, Dimensional Fund Advisors
                     Officer              Officer since 2014         Canada ULC, and Dimensional Japan Ltd. Director
                                                                     of Dimensional Funds plc and Dimensional Fund II
                                                                     plc.
---------------------------------------------------------------------------------------------------------------------------
Randy C. Olson       Vice President       Since 2016                 Vice President of all the DFA Entities. Formerly,
1980                                                                 Senior Compliance Officer for Dimensional Fund
                                                                     Advisors LP (July 2014-January 2016); Vice
                                                                     President Regional Head of Investment Compliance,
                                                                     Asia, PIMCO Asia Private Limited (July 2012-
                                                                     July 2014); Country Compliance Officer, Janus
                                                                     Capital, Singapore Private Limited (May 2011-
                                                                     June 2012).
---------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President       Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                 Manager for Dimensional Fund Advisors LP (since
                                                                     July 2005).
---------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President       Since 2010                 Vice President of all the DFA Entities.
1978
---------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President       Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (2012-January 2013); Senior Consultant (June 2011-
                                                                     December 2011) and Senior Investment Analyst and
                                                                     Consultant (July 2008-June 2011) at Hewitt
                                                                     EnnisKnupp.

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
Mary T. Phillips     Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1981                                                    Portfolio Manager (January 2015-present). Formerly,
                                                        Portfolio Manager (April 2014-January 2015) and
                                                        Investment Associate for Dimensional Fund Advisors
                                                        LP (July 2012-March 2014).
--------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce    Vice President    Since 2015       Vice President of all the DFA Entities. Senior
1984                                                    Manager, Advisor Benchmarking (since January
                                                        2015) for Dimensional Fund Advisors LP. Formerly,
                                                        Manager, Advisor Benchmarking (April 2012-
                                                        December 2014) for Dimensional Fund Advisors LP;
                                                        Senior Manager, Research and Consulting (October
                                                        2010-April 2012) for Crain Communications Inc.
--------------------------------------------------------------------------------------------------------------
Olivian T. Pitis     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                    Regional Director (May 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Brian P. Pitre       Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
1976                                                    Dimensional Fund Advisors LP (since February
                                                        2015). Formerly, Chief Financial Officer and General
                                                        Counsel for Relentless (March 2014-January 2015);
                                                        Vice President of all the DFA Entities (January 2013-
                                                        March 2014); Counsel for Dimensional Fund
                                                        Advisors LP (January 2009-March 2014).
--------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President    Since 1993       Vice President of all the DFA Entities, DFA Australia
1961                                                    Limited, Dimensional Fund Advisors Ltd. and
                                                        Dimensional Fund Advisors Canada ULC.
--------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President    Since 2011       Vice President of all the DFA Entities. Senior
1970                                                    Portfolio Manager for Dimensional Fund Advisors LP
                                                        (since January 2015). Formerly, Portfolio Manager
                                                        for Dimensional Fund Advisors LP (2006-January
                                                        2015).
--------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1967                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2011-January 2014).
--------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1969                                                    Planning and Analysis Manager for Dimensional
                                                        Fund Advisors LP (July 2007-January 2014).
--------------------------------------------------------------------------------------------------------------
Cory T. Riedberger   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director (March 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1981                                                    Research Associate (June 2011-January 2012) for
                                                        Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                    Senior Fund Accounting Manager (July 2013-
                                                        January 2015) for Dimensional Fund Advisors LP;
                                                        Senior Financial Consultant and Chief Accounting
                                                        Officer (July 2002-July 2013) for MFS Investment
                                                        Management.
--------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
--------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Vice President for Dimensional SmartNest (US) LLC
                                                        (September 2010-November 2014).
--------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for Dimensional
                                                        Fund Advisors LP (January 2012-January 2014);
                                                        Director of Human Resources at Spansion, Inc.
                                                        (March 2009-December 2011).

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                     Manager Investment Analytics and Data
                                                         (January 2014-January 2015), Senior Associate,
                                                         Investment Analytics and Data (January 2013-
                                                         January 2014), Associate, Investment Analytics and
                                                         Data (January 2012-January 2013), and Investment
                                                         Data Analyst (April 2010-January 2012) for
                                                         Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Julie A. Saft         Vice President    Since 2010       Vice President of all the DFA Entities.
1959
------------------------------------------------------------------------------------------------------------
Joel P. Schneider     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                     Manager (since 2013) for Dimensional Fund
                                                         Advisors LP. Formerly, Investment Associate
                                                         (April 2011-January 2013) for Dimensional Fund
                                                         Advisors LP.
------------------------------------------------------------------------------------------------------------
Ashish Shrestha       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director (September 2009-January 2015)
                                                         for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Bruce A. Simmons      Vice President    Since 2009       Vice President of all the DFA Entities.
1965
------------------------------------------------------------------------------------------------------------
Ted R. Simpson        Vice President    Since 2007       Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------
Bhanu P. Singh        Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                     Portfolio Manager for Dimensional Fund Advisors LP
                                                         (since January 2015). Formerly, Portfolio Manager
                                                         (January 2012-January 2015) and Investment
                                                         Associate for Dimensional Fund Advisors LP
                                                         (August 2010-December 2011).
------------------------------------------------------------------------------------------------------------
Bryce D. Skaff        Vice President    Since 2007       Vice President of all the DFA Entities.
1975
------------------------------------------------------------------------------------------------------------
Lukas J. Smart        Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                     Manager of Dimensional Fund Advisors LP (since
                                                         January 2010).
------------------------------------------------------------------------------------------------------------
Andrew D. Smith       Vice President    Since 2011       Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------
Grady M. Smith        Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                     Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------
Matthew Snider        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2011-January 2016); Sales Executive,
                                                         Vanguard (May 2008-August 2011).
------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President    Since 2004       Vice President of all the DFA Entities.
1947
------------------------------------------------------------------------------------------------------------
Charlene L. St. John  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1965                                                     Senior Manager for Dimensional Fund Advisors LP
                                                         (September 2014-January 2016); Vice President of
                                                         Marketing, Forward Management/Salient
                                                         (January 2008-February 2014).
------------------------------------------------------------------------------------------------------------
Brent M. Stone        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                     Project Manager (September 2012-December 2015)
                                                         and Manager, Corporate Systems for Dimensional
                                                         Fund Advisors LP (January 2011-September 2012).
------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (April 2010-January 2013).
------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data (2012-
                                                         January 2013) and Research Assistant (2002-2011)
                                                         for Dimensional Fund Advisors LP.

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
James J. Taylor       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                     Accounting Manager for Dimensional Fund Advisors
                                                         LP (November 2009-January 2016).
---------------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) for
                                                         Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (January 2008-January 2012).
---------------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
---------------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015) for
                                                         Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                     Limited, Dimensional Fund Advisors Ltd., and
                                                         Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2008-January 2014).
---------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP
                                                         (since 2004).
---------------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015) for
                                                         Dimensional Fund Advisors LP; Director of Marketing
                                                         and Investor Relations for Treaty Oak Capital
                                                         Management (July 2011-October 2011); Vice
                                                         President for Rockspring Capital (October 2010-
                                                         July 2011).
---------------------------------------------------------------------------------------------------------------
Griffin S. Watkins    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1985                                                     Regional Director (January 2014-January 2016) and
                                                         Senior Associate (January 2011-December 2013).
                                                         for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Timothy P. Wei        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1968                                                     Counsel for Dimensional Fund Advisors LP
                                                         (July 2014-January 2016); Assistant General
                                                         Counsel, Teacher Retirement System of Texas
                                                         (October 2008-June 2014).
---------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
---------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
---------------------------------------------------------------------------------------------------------------
Kristina M. Williams  Vice President    Since 2016       Vice President of all the DFDA Entities. Formerly,
1975                                                     Client Service Supervisor for Dowling & Yahnke
                                                         (July 2014-January 2016); Head of Operations for
                                                         The Elements Financial Group (January 2013-June
                                                         2014); Head of Operations for Vericimetry Advisors
                                                         LLC (July 2011-December 2012).
---------------------------------------------------------------------------------------------------------------
Jeremy J. Willis      Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Manager, Client Systems for Dimensional Fund
                                                         Advisors LP (May 2012-January 2016); Vice
                                                         President, Implementations, Citigroup (August 2006-
                                                         October 2011).
---------------------------------------------------------------------------------------------------------------

                                   TERM OF OFFICE/1/
NAME AND YEAR OF                    AND LENGTH OF
      BIRTH           POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
Stacey E. Winning  Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                  Global Recruiting and Development (since June
                                                      2014) for Dimensional Fund Advisors LP. Formerly,
                                                      Senior Manager, Recruiting (December 2012-
                                                      June 2014) for Dimensional Fund Advisors LP;
                                                      Co-Head of Global Recruiting (May 2009-
                                                      November 2012) for Two Sigma Investments.
--------------------------------------------------------------------------------------------------------
Cecelia K. Wong    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1981                                                  Client Service Manager for Dimensional Fund
                                                      Advisors LP (June 2005-January 2016).
--------------------------------------------------------------------------------------------------------
Craig A. Wright    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                  Accounting Manager for Dimensional Fund Advisors
                                                      LP (November 2011-January 2016); Senior
                                                      Associate, PricewaterhouseCoopers LP (July 2009-
                                                      November 2011).
--------------------------------------------------------------------------------------------------------
Joseph L. Young    Vice President    Since 2011       Vice President of all the DFA Entities.
1978
--------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2015 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                            QUALIFYING
                                                                                                FOR
                                        NET                                                  CORPORATE
                                    INVESTMENT    SHORT-TERM     LONG-TERM                   DIVIDENDS   QUALIFYING     U.S.
                                      INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED     DIVIDEND   GOVERNMENT
DIMENSIONAL INVESTMENT GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION (1) INCOME (2) INTEREST (3)
---------------------------------  ------------- ------------- ------------- ------------- ------------- ---------- ------------
LWAS/DFA U.S. High Book to
 Market Portfolio.................      20%           --            80%           100%          100%        100%         --
LWAS/DFA Two-Year Fixed Income
 Portfolio........................      74%           25%            1%           100%           --          --           9%
LWAS/DFA Two-Year Government
 Portfolio........................      64%           36%           --            100%           --          --         100%
LWAS/DFA International High Book
 to Market Portfolio..............      44%           --            56%           100%          100%        100%         --


                                                                    QUALIFYING
                                    FOREIGN    FOREIGN   QUALIFYING SHORT-TERM
                                      TAX       SOURCE    INTEREST   CAPITAL
DIMENSIONAL INVESTMENT GROUP INC.  CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
---------------------------------  ---------- ---------- ---------- ----------
LWAS/DFA U.S. High Book to
 Market Portfolio.................     --         --        100%       100%
LWAS/DFA Two-Year Fixed Income
 Portfolio........................     --         --        100%       100%
LWAS/DFA Two-Year Government
 Portfolio........................     --         --        100%       100%
LWAS/DFA International High Book
 to Market Portfolio..............      5%       100%       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-003A
 [LOGO]Recycled Recyclable                                           00185758

[LOGO]

ANNUAL REPORT
year ended: October 31, 2016

Dimensional Investment Group Inc.
DFA International Value Portfolio IV
Emerging Markets Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/ Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1
  DIMENSIONAL INVESTMENT GROUP INC.
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................   3
     Disclosure of Fund Expenses........................................   6
     Disclosure of Portfolio Holdings...................................   7
     Schedules of Investments
         DFA International Value Portfolio IV...........................   8
         Emerging Markets Portfolio II..................................   8
     Statements of Assets and Liabilities...............................   9
     Statements of Operations...........................................  10
     Statements of Changes in Net Assets................................  11
     Financial Highlights...............................................  12
     Notes to Financial Statements......................................  13
     Report of Independent Registered Public Accounting Firm............  18
     Section 19(a) Notice...............................................  19
  THE DFA INVESTMENT TRUST COMPANY
     Performance Charts.................................................  20
     Management's Discussion and Analysis...............................  21
     Disclosure of Fund Expenses........................................  24
     Disclosure of Portfolio Holdings...................................  25
     Summary Schedules of Portfolio Holdings
         The DFA International Value Series.............................  26
         The Emerging Markets Series....................................  30
     Statements of Assets and Liabilities...............................  34
     Statements of Operations...........................................  35
     Statements of Changes in Net Assets................................  36
     Financial Highlights...............................................  37
     Notes to Financial Statements......................................  38
     Report of Independent Registered Public Accounting Firm............  47
  FUND MANAGEMENT.......................................................  48
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES...........................  61
  NOTICE TO SHAREHOLDERS................................................  62

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
---------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
GDR     Global Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO IV VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

             DFA International Value          MSCI World ex USA
                 Portfolio IV               Index (net dividends)
           --------------------------       --------------------
10/31/06            $10,000                        $10,000
11/30/06             10,329                         10,298
12/31/06             10,730                         10,593
 1/31/07             10,936                         10,658
 2/28/07             10,924                         10,743
 3/31/07             11,278                         11,018
 4/30/07             11,843                         11,520
 5/31/07             12,248                         11,775
 6/30/07             12,163                         11,787
 7/31/07             11,820                         11,624
 8/31/07             11,689                         11,456
 9/30/07             12,300                         12,107
10/31/07             12,899                         12,633
11/30/07             12,117                         12,139
12/31/07             11,852                         11,911
 1/31/08             10,892                         10,837
 2/29/08             10,753                         11,033
 3/31/08             10,886                         10,876
 4/30/08             11,369                         11,480
 5/31/08             11,375                         11,655
 6/30/08             10,252                         10,748
 7/31/08              9,956                         10,366
 8/31/08              9,539                          9,965
 9/30/08              8,429                          8,526
10/31/08              6,315                          6,753
11/30/08              5,929                          6,386
12/31/08              6,376                          6,723
 1/31/09              5,495                          6,096
 2/28/09              4,816                          5,479
 3/31/09              5,345                          5,840
 4/30/09              6,331                          6,593
 5/31/09              7,270                          7,427
 6/30/09              7,159                          7,350
 7/31/09              8,008                          8,040
 8/31/09              8,465                          8,425
 9/30/09              8,902                          8,773
10/31/09              8,543                          8,632
11/30/09              8,797                          8,845
12/31/09              8,902                          8,986
 1/31/10              8,385                          8,565
 2/28/10              8,412                          8,557
 3/31/10              9,083                          9,107
 4/30/10              8,929                          8,972
 5/31/10              7,881                          7,982
 6/30/10              7,740                          7,866
 7/31/10              8,707                          8,593
 8/31/10              8,284                          8,336
 9/30/10              9,170                          9,136
10/31/10              9,493                          9,462
11/30/10              9,016                          9,061
12/31/10              9,856                          9,790
 1/31/11             10,276                         10,001
 2/28/11             10,620                         10,372
 3/31/11             10,324                         10,164
 4/30/11             10,875                         10,718
 5/31/11             10,483                         10,400
 6/30/11             10,338                         10,252
 7/31/11             10,008                         10,083
 8/31/11              8,934                          9,231
 9/30/11              7,964                          8,304
10/31/11              8,721                          9,111
11/30/11              8,439                          8,690
12/31/11              8,206                          8,595
 1/31/12              8,761                          9,059
 2/29/12              9,216                          9,557
 3/31/12              9,144                          9,487
 4/30/12              8,819                          9,326
 5/31/12              7,730                          8,262
 6/30/12              8,271                          8,804
 7/31/12              8,242                          8,913
 8/31/12              8,581                          9,168
 9/30/12              8,884                          9,446
10/31/12              8,999                          9,512
11/30/12              9,144                          9,712
12/31/12              9,585                         10,006
 1/31/13             10,036                         10,498
 2/28/13              9,735                         10,393
 3/31/13              9,773                         10,476
 4/30/13             10,247                         10,953
 5/31/13             10,127                         10,708
 6/30/13              9,766                         10,307
 7/31/13             10,435                         10,855
 8/31/13             10,360                         10,715
 9/30/13             11,142                         11,472
10/31/13             11,526                         11,857
11/30/13             11,571                         11,930
12/31/13             11,822                         12,110
 1/31/14             11,395                         11,621
 2/28/14             12,039                         12,255
 3/31/14             11,954                         12,200
 4/30/14             12,163                         12,392
 5/31/14             12,295                         12,584
 6/30/14             12,450                         12,763
 7/31/14             12,171                         12,536
 8/31/14             12,171                         12,546
 9/30/14             11,643                         12,030
10/31/14             11,442                         11,839
11/30/14             11,449                         11,985
12/31/14             11,018                         11,586
 1/31/15             10,945                         11,545
 2/28/15             11,730                         12,235
 3/31/15             11,477                         12,030
 4/30/15             12,107                         12,551
 5/31/15             12,115                         12,442
 6/30/15             11,763                         12,089
 7/31/15             11,649                         12,280
 8/31/15             10,789                         11,386
 9/30/15             10,044                         10,811
10/31/15             10,822                         11,624
11/30/15             10,674                         11,439
12/31/15             10,337                         11,234
 1/31/16              9,529                         10,461
 2/28/16              9,223                         10,315
 3/31/16              9,920                         11,015
 4/30/16             10,405                         11,369
 5/31/16             10,209                         11,241
 6/30/16              9,835                         10,899
 7/31/16             10,277                         11,435
 8/31/16             10,549                         11,446
 9/30/16             10,668                         11,585
10/31/16             10,804                         11,360








                                                                     Past performance is not predictive of
                                                                     future performance.
                                                                     The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE        TEN            would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS      YEARS           redemption of fund shares.
         ------------------------------------------------------      MSCI data copyright MSCI 2016, all
                              -0.16%      4.38%      0.78%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO II VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                Emerging Markets        MSCI Emerging Markets
                  Portfolio II          Index (net dividends)
               ------------------        -------------------
10/31/06            $10,000                   $10,000
11/30/06             10,638                    10,743
12/31/06             11,065                    11,227
 1/31/07             11,232                    11,108
 2/28/07             11,060                    11,043
 3/31/07             11,560                    11,481
 4/30/07             12,302                    12,025
 5/31/07             13,124                    12,609
 6/30/07             13,336                    13,200
 7/31/07             13,655                    13,897
 8/31/07             13,422                    13,601
 9/30/07             14,604                    15,103
10/31/07             16,204                    16,788
11/30/07             15,149                    15,597
12/31/07             15,086                    15,652
 1/31/08             13,769                    13,699
 2/29/08             14,212                    14,710
 3/31/08             13,769                    13,932
 4/30/08             14,751                    15,062
 5/31/08             14,834                    15,342
 6/30/08             13,312                    13,811
 7/31/08             13,137                    13,290
 8/31/08             12,355                    12,229
 9/30/08             10,638                    10,089
10/31/08              7,836                     7,328
11/30/08              7,126                     6,776
12/31/08              7,686                     7,305
 1/31/09              7,092                     6,833
 2/28/09              6,635                     6,447
 3/31/09              7,588                     7,374
 4/30/09              8,714                     8,601
 5/31/09             10,200                    10,071
 6/30/09             10,108                     9,935
 7/31/09             11,267                    11,052
 8/31/09             11,305                    11,013
 9/30/09             12,301                    12,012
10/31/09             12,045                    12,027
11/30/09             12,764                    12,544
12/31/09             13,221                    13,039
 1/31/10             12,505                    12,312
 2/28/10             12,655                    12,355
 3/31/10             13,709                    13,353
 4/30/10             13,792                    13,514
 5/31/10             12,511                    12,326
 6/30/10             12,528                    12,235
 7/31/10             13,632                    13,254
 8/31/10             13,315                    12,997
 9/30/10             14,830                    14,441
10/31/10             15,274                    14,860
11/30/10             14,930                    14,468
12/31/10             16,147                    15,500
 1/31/11             15,727                    15,080
 2/28/11             15,614                    14,939
 3/31/11             16,481                    15,818
 4/30/11             17,054                    16,308
 5/31/11             16,583                    15,880
 6/30/11             16,374                    15,636
 7/31/11             16,243                    15,567
 8/31/11             14,928                    14,176
 9/30/11             12,671                    12,109
10/31/11             14,253                    13,713
11/30/11             13,760                    12,799
12/31/11             13,359                    12,645
 1/31/12             14,788                    14,079
 2/29/12             15,588                    14,922
 3/31/12             15,179                    14,424
 4/30/12             14,911                    14,252
 5/31/12             13,300                    12,653
 6/30/12             13,960                    13,142
 7/31/12             14,071                    13,398
 8/31/12             14,164                    13,354
 9/30/12             14,952                    14,159
10/31/12             14,876                    14,073
11/30/12             15,069                    14,252
12/31/12             15,948                    14,949
 1/31/13             16,031                    15,155
 2/28/13             15,840                    14,965
 3/31/13             15,614                    14,707
 4/30/13             15,793                    14,818
 5/31/13             15,274                    14,438
 6/30/13             14,314                    13,518
 7/31/13             14,523                    13,660
 8/31/13             14,183                    13,425
 9/30/13             15,190                    14,298
10/31/13             15,888                    14,993
11/30/13             15,650                    14,774
12/31/13             15,482                    14,560
 1/31/14             14,410                    13,615
 2/28/14             14,931                    14,066
 3/31/14             15,457                    14,497
 4/30/14             15,543                    14,546
 5/31/14             16,070                    15,053
 6/30/14             16,517                    15,453
 7/31/14             16,713                    15,752
 8/31/14             17,233                    16,107
 9/30/14             15,966                    14,913
10/31/14             16,131                    15,089
11/30/14             15,972                    14,930
12/31/14             15,254                    14,241
 1/31/15             15,355                    14,327
 2/28/15             15,820                    14,770
 3/31/15             15,487                    14,560
 4/30/15             16,525                    15,680
 5/31/15             15,858                    15,052
 6/30/15             15,474                    14,661
 7/31/15             14,481                    13,645
 8/31/15             13,280                    12,411
 9/30/15             12,928                    12,038
10/31/15             13,708                    12,896
11/30/15             13,230                    12,393
12/31/15             12,872                    12,117
 1/31/16             12,332                    11,331
 2/28/16             12,254                    11,312
 3/31/16             13,873                    12,809
 4/30/16             13,957                    12,879
 5/31/16             13,411                    12,398
 6/30/16             14,120                    12,894
 7/31/16             14,848                    13,543
 8/31/16             15,024                    13,879
 9/30/16             15,219                    14,058
10/31/16             15,251                    14,091








                                                                 Past performance is not predictive of
                                                                 future performance.
                                                                 The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        AVERAGE ANNUAL       ONE       FIVE       TEN            would pay on fund distributions or the
        TOTAL RETURN         YEAR      YEARS     YEARS           redemption of fund shares.
        ---------------------------------------------------      MSCI data copyright MSCI 2016, all
                            11.26%     1.36%     4.31%           rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------
                                              RETURN IN U.S. DOLLARS
           -                                  ----------------------
           MSCI World ex USA Index...........         -2.27%
           MSCI World ex USA Small Cap Index.          3.96%
           MSCI World ex USA Value Index.....         -2.07%
           MSCI World ex USA Growth Index....         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations contributed to USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------
                                                 RETURN IN U.S. DOLLAR
          -                                      ---------------------
          MSCI Emerging Markets Index...........         9.27%
          MSCI Emerging Markets Small Cap Index.         4.78%
          MSCI Emerging Markets Value Index.....         8.60%
          MSCI Emerging Markets Growth Index....         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations detracted from USD-denominated returns in emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------
 TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
 ------------------------------------------  ------------ ---------------------
               China........................     1.62%            1.54%
               Korea........................     5.56%            5.17%
               Taiwan.......................    14.56%           17.85%
               India........................     6.28%            3.99%
               South Africa.................    -0.92%            1.46%
               Brazil.......................    40.59%           70.69%
               Mexico.......................     8.65%           -4.51%
               Russia.......................    17.86%           18.61%
               Malaysia.....................     4.44%            6.95%
               Indonesia....................    26.13%           32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

DFA INTERNATIONAL VALUE PORTFOLIO IV

   The DFA International Value Portfolio IV is designed to capture the returns of developed ex U.S. large-cap value stocks by purchasing shares of The DFA International Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were -0.16% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Master Fund invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Master Fund's emphasis on deep value stocks contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year. The Master Fund's emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

EMERGING MARKETS PORTFOLIO II

   The Emerging Markets Portfolio II is designed to capture the returns of large-cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of

October 31, 2016, the Master Fund held approximately 1,000 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 11.26% for the Portfolio and 9.27% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The outperformance of the Master Fund relative to the benchmark was driven primarily by country allocation differences between the Master Fund and the benchmark. The Master Fund's lesser allocation to China contributed positively to relative performance, as China underperformed the overall benchmark during the period. The Master Fund's greater allocation to Brazil (due to caps on larger countries such as China) also had a positive impact on relative performance, as Brazil was the strongest-performing country for the year. In addition, the Master Fund's emphasis on value stocks contributed positively to relative performance, as that segment of the market outperformed for the year.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2016
EXPENSE TABLES
                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/16  10/31/16    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
DFA INTERNATIONAL VALUE PORTFOLIO IV**
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,038.40    0.28%    $1.43
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.73    0.28%    $1.42

EMERGING MARKETS PORTFOLIO II**
-------------------------------
Actual Fund Return..................... $1,000.00 $1,092.70    0.33%    $1.74
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.48    0.33%    $1.68

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

                                                             AFFILIATED INVESTMENT COMPANY
                                                             -----------------------------
DFA International Value Portfolio IV........................             100.0%
Emerging Markets Portfolio II...............................             100.0%

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2016


                     DFA INTERNATIONAL VALUE PORTFOLIO IV

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $195,672,712
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANY (Cost $190,450,215)............................ $195,672,712
                                                             ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II

                                                               VALUE+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.................................. $83,402,631
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANY (Cost $16,108,797)............................. $83,402,631
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   DFA
                                                              INTERNATIONAL    EMERGING
                                                             VALUE PORTFOLIO   MARKETS
                                                                   IV        PORTFOLIO II
                                                             --------------- ------------
ASSETS:
Investment in Affiliated Investment Company at Value........  $    195,673   $     83,403
Prepaid Expenses and Other Assets...........................             9              8
                                                              ------------   ------------
     Total Assets...........................................       195,682         83,411
                                                              ------------   ------------
LIABILITIES:
Payables:
 Fund Shares Redeemed.......................................           210             61
 Due to Advisor.............................................             7             11
Accrued Expenses and Other Liabilities......................            19              9
                                                              ------------   ------------
     Total Liabilities......................................           236             81
                                                              ------------   ------------
NET ASSETS..................................................  $    195,446   $     83,330
                                                              ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................    15,381,343      3,551,889
                                                              ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      12.71   $      23.46
                                                              ============   ============
Investment in Affiliated Investment Company at Cost.........  $    190,450   $     16,109
                                                              ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $    188,935   $     16,585
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         6,254          1,261
Accumulated Net Realized Gain (Loss)........................        (4,970)        (1,811)
Net Unrealized Foreign Exchange Gain (Loss).................             4              1
Net Unrealized Appreciation (Depreciation)..................         5,223         67,294
                                                              ------------   ------------
NET ASSETS..................................................  $    195,446   $     83,330
                                                              ============   ============
(1) NUMBER OF SHARES AUTHORIZED.............................   300,000,000    300,000,000
                                                              ============   ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                                  DFA
                                                                                             INTERNATIONAL   EMERGING
                                                                                                 VALUE        MARKETS
                                                                                             PORTFOLIO IV* PORTFOLIO II*
                                                                                             ------------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $592 and $260, respectively)................    $ 7,414       $1,913
    Interest................................................................................         --            1
    Income from Securities Lending..........................................................        212          116
    Expenses Allocated from Affiliated Investment Company...................................       (427)        (120)
                                                                                                -------       ------
     Total Investment Income................................................................      7,199        1,910
                                                                                                -------       ------
FUND EXPENSES
  Investment Management Fees................................................................        470          196
  Accounting & Transfer Agent Fees..........................................................          4            3
  Filing Fees...............................................................................         20           18
  Shareholders' Reports.....................................................................          8            4
  Directors'/Trustees' Fees & Expenses......................................................          1            1
  Legal Fees................................................................................          5            2
  Other.....................................................................................          3           --
                                                                                                -------       ------
     Total Expenses.........................................................................        511          224
                                                                                                -------       ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................       (390)         (78)
                                                                                                -------       ------
     Net Expenses...........................................................................        121          146
                                                                                                -------       ------
  NET INVESTMENT INCOME (LOSS)..............................................................      7,078        1,764
                                                                                                -------       ------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................     (4,901)        (597)
    Futures.................................................................................        135           97
    Foreign Currency Transactions...........................................................        122           16
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................     (3,218)       6,761
    Futures.................................................................................        (29)          (3)
    Translation of Foreign Currency Denominated Amounts.....................................        (17)           4
                                                                                                -------       ------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................     (7,908)       6,278
                                                                                                -------       ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................    $  (830)      $8,042
                                                                                                =======       ======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                         DFA INTERNATIONAL VALUE EMERGING MARKETS PORTFOLIO
                                                                            PORTFOLIO IV                 II
                                                                         ----------------------  -------------------------
                                                                           YEAR        YEAR        YEAR          YEAR
                                                                          ENDED       ENDED       ENDED         ENDED
                                                                         OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,
                                                                           2016        2015        2016          2015
                                                                         --------    --------    --------      --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $  7,078    $  8,027    $  1,764      $  2,087
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................   (4,901)      8,096        (597)         (693)
    Futures.............................................................      135          --          97            61
    Foreign Currency Transactions.......................................      122        (157)         16           (49)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................   (3,218)    (28,686)      6,761       (16,625)
    Futures.............................................................      (29)         --          (3)           (4)
    Translation of Foreign Currency Denominated Amounts.................      (17)         18           4            (2)
                                                                          --------    --------     --------     --------
     Net Increase (Decrease) in Net Assets Resulting from Operations....     (830)    (12,702)      8,042       (15,225)
                                                                          --------    --------     --------     --------
Distributions From:
  Net Investment Income.................................................   (7,677)    (12,599)     (2,525)       (2,459)
                                                                          --------    --------     --------     --------
     Total Distributions................................................   (7,677)    (12,599)     (2,525)       (2,459)
                                                                          --------    --------     --------     --------
Capital Share Transactions (1):
  Shares Issued.........................................................   13,487      14,480      11,413        12,868
  Shares Issued in Lieu of Cash Distributions...........................    7,677      12,599       2,525         2,459
  Shares Redeemed.......................................................  (38,698)    (37,932)    (18,543)      (20,212)
                                                                          --------    --------     --------     --------
     Net Increase (Decrease) from Capital Share Transactions............  (17,534)    (10,853)     (4,605)       (4,885)
                                                                          --------    --------     --------     --------
     Total Increase (Decrease) in Net Assets............................  (26,041)    (36,154)        912       (22,569)
NET ASSETS
  Beginning of Year.....................................................  221,487     257,641      82,418       104,987
                                                                          --------    --------     --------     --------
  End of Year........................................................... $195,446    $221,487    $ 83,330      $ 82,418
                                                                          ========    ========     ========     ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................................    1,150       1,045         541           530
  Shares Issued in Lieu of Cash Distributions...........................      633         957         127           106
  Shares Redeemed.......................................................   (3,160)     (2,714)       (896)         (841)
                                                                          --------    --------     --------     --------
     Net Increase (Decrease) from Shares Issued and Redeemed............   (1,377)       (712)       (228)         (205)
                                                                          ========    ========     ========     ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)..................................................... $  6,254    $  6,617    $  1,261      $  1,947

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     DFA INTERNATIONAL VALUE PORTFOLIO IV
                                                                             ---------------------------------------------------
                                                                                YEAR       YEAR       YEAR      YEAR      YEAR
                                                                               ENDED      ENDED      ENDED     ENDED     ENDED
                                                                              OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                                                2016       2015       2014      2013      2012
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  13.22   $  14.75   $  15.32   $  12.48  $  12.67
                                                                             --------   --------   --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.44       0.46       0.68       0.42      0.45
  Net Gains (Losses) on Securities (Realized and Unrealized)................    (0.48)     (1.26)     (0.80)      2.96     (0.11)
                                                                             --------   --------   --------   --------  --------
   Total from Investment Operations.........................................    (0.04)     (0.80)     (0.12)      3.38      0.34
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.47)     (0.73)     (0.45)     (0.54)    (0.53)
                                                                             --------   --------   --------   --------  --------
   Total Distributions......................................................    (0.47)     (0.73)     (0.45)     (0.54)    (0.53)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  12.71   $  13.22   $  14.75   $  15.32  $  12.48
============================================================================ ========   ========   ========   ========  ========
Total Return................................................................    (0.16)%    (5.42)%    (0.73)%    28.08%     3.20%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $195,446   $221,487   $257,641   $265,343  $252,963
Ratio of Expenses to Average Net Assets (B).................................     0.28%      0.27%      0.27%      0.28%     0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......     0.48%      0.32%      0.27%      0.28%     0.28%
Ratio of Net Investment Income to Average Net Assets (B)....................     3.63%      3.26%      4.46%      3.13%     3.76%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                      EMERGING MARKETS PORTFOLIO II
                                                                             -----------------------------------------------
                                                                               YEAR     YEAR      YEAR      YEAR      YEAR
                                                                              ENDED    ENDED     ENDED     ENDED     ENDED
                                                                             OCT. 31, OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                               2016     2015      2014      2013      2012
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $ 21.80  $ 26.34   $  26.65  $  25.49  $  25.14
                                                                             -------  -------   --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................    0.48     0.53       0.59      0.56      0.58
  Net Gains (Losses) on Securities (Realized and Unrealized)................    1.85    (4.45)     (0.22)     1.16      0.44
                                                                             -------  -------   --------  --------  --------
   Total from Investment Operations.........................................    2.33    (3.92)      0.37      1.72      1.02
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................   (0.67)   (0.62)     (0.68)    (0.56)    (0.67)
                                                                             -------  -------   --------  --------  --------
   Total Distributions......................................................   (0.67)   (0.62)     (0.68)    (0.56)    (0.67)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $ 23.46  $ 21.80   $  26.34  $  26.65  $  25.49
============================================================================ ======== ========  ========  ========  ========
Total Return................................................................   11.26%  (15.02)%     1.53%     6.80%     4.37%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $83,330  $82,418   $104,987  $112,140  $114,646
Ratio of Expenses to Average Net Assets (B).................................    0.34%    0.34%      0.34%     0.35%     0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......    0.44%    0.36%      0.34%     0.35%     0.38%
Ratio of Net Investment Income to Average Net Assets (B)....................    2.25%    2.18%      2.29%     2.17%     2.33%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio IV and Emerging Markets Portfolio II (the "Portfolios"), are presented in this report. The remaining portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio IV and Emerging Markets Portfolio II primarily invest their assets in The DFA International Value Series and The Emerging Markets Series (the "Series"), respectively, each a corresponding Series of The DFA Investment Trust Company. At October 31, 2016, DFA International Value Portfolio IV and Emerging Markets Portfolio II each owned 2% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio;
U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA

International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   For the year ended October 31, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of the first $40 million of average daily net assets and 0.20% of the average daily net assets exceeding $40 million for DFA International Value Portfolio IV and based on an effective annual rate 0.25% of average daily net assets for Emerging Markets Portfolio II.

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rate listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

                                                     EXPENSE
              INSTITUTIONAL CLASS SHARES        LIMITATION AMOUNT
              --------------------------        -----------------
              DFA International Value
                Portfolio IV...................       0.24%*
              Emerging Markets Portfolio II....       0.25%

* The expense limitation amount for the Portfolios is equal to 0.40% of the first $40 million of average daily net assets and 0.20% of the average daily net assets exceeding $40 million.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             DFA International Value Portfolio IV.............. $15
             Emerging Markets Portfolio II.....................   6

E. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                         INCREASE       INCREASE
                                                        (DECREASE)     (DECREASE)
                                         INCREASE     UNDISTRIBUTED   ACCUMULATED
                                        (DECREASE)    NET INVESTMENT  NET REALIZED
                                      PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                      --------------- -------------- --------------
DFA International Value Portfolio IV.    $(17,786)         $236         $17,550
Emerging Markets Portfolio II........     (58,399)           75          58,324

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                      NET INVESTMENT
                                        INCOME AND
                                        SHORT-TERM     LONG-TERM   TAX EXEMPT
                                      CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                      -------------- ------------- ---------- -------
DFA International Value Portfolio IV
2015.................................    $12,599          --           --     $12,599
2016.................................      7,677          --           --       7,677
Emerging Markets Portfolio II
2015.................................      2,459          --           --       2,459
2016.................................      2,525          --           --       2,525

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      UNDISTRIBUTED                                               TOTAL NET
                                      NET INVESTMENT                                            DISTRIBUTABLE
                                        INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                        SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                      CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                      -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio IV.     $6,595          --          $(4,502)      $ 3,610        $ 5,703
Emerging Markets Portfolio II........      1,752          --           (1,778)       66,780         66,754

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the DFA International Value Portfolio IV and Emerging Markets Portfolio II had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):


                                            EXPIRES ON OCTOBER 31,
                                            ----------------------
                                                  UNLIMITED        TOTAL
                                            ---------------------- ------
      DFA International Value Portfolio IV.         $4,498         $4,498
      Emerging Markets Portfolio II........          1,778          1,778

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            NET UNREALIZED
                                      FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                         COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                      ----------- ------------ ------------ --------------
DFA International Value Portfolio IV.  $191,254     $ 4,419         --         $ 4,419
Emerging Markets Portfolio II........    16,628      66,775         --          66,775

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2016.

G. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                  APPROXIMATE
                                                                 PERCENTAGE OF
                                                     NUMBER OF    OUTSTANDING
                                                    SHAREHOLDERS    SHARES
                                                    ------------ -------------
 DFA International Value Portfolio IV..............      1            100%
 Emerging Markets Portfolio II.....................      2            100%

I. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio IV and Emerging Markets Portfolio II (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

   As noted in the table provided below, on December 16, 2015, the DFA International Value Portfolio IV and Emerging Markets Portfolio II paid distributions to shareholders of record as of December 15, 2015 that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                             % BREAKDOWN OF DISTRIBUTION SOURCES
                                      -------------------------------------------------
                                         NET      NET REALIZED   NET REALIZED
                                      INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                          INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                        ---------- -------------- -------------- ---------
DFA International Value Portfolio IV
   December 16, 2015.................     93%          0%             0%           7%
Emerging Markets Portfolio II
   December 16, 2015.................     67%          0%             0%          33%

   Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                The DFA International       MSCI World ex USA Index
                     Value Series              (net dividends)
               -----------------------   ---------------------------
10/31/06                $10,000                     $10,000
11/30/06                 10,332                      10,298
12/31/06                 10,735                      10,593
 1/31/07                 10,938                      10,658
 2/28/07                 10,928                      10,743
 3/31/07                 11,281                      11,018
 4/30/07                 11,851                      11,520
 5/31/07                 12,256                      11,775
 6/30/07                 12,166                      11,787
 7/31/07                 11,828                      11,624
 8/31/07                 11,696                      11,456
 9/30/07                 12,306                      12,107
10/31/07                 12,903                      12,633
11/30/07                 12,121                      12,139
12/31/07                 11,860                      11,911
 1/31/08                 10,900                      10,837
 2/29/08                 10,761                      11,033
 3/31/08                 10,890                      10,876
 4/30/08                 11,376                      11,480
 5/31/08                 11,382                      11,655
 6/30/08                 10,256                      10,748
 7/31/08                  9,966                      10,366
 8/31/08                  9,549                       9,965
 9/30/08                  8,434                       8,526
10/31/08                  6,319                       6,753
11/30/08                  5,931                       6,386
12/31/08                  6,380                       6,723
 1/31/09                  5,499                       6,096
 2/28/09                  4,824                       5,479
 3/31/09                  5,350                       5,840
 4/30/09                  6,336                       6,593
 5/31/09                  7,277                       7,427
 6/30/09                  7,166                       7,350
 7/31/09                  8,019                       8,040
 8/31/09                  8,479                       8,425
 9/30/09                  8,911                       8,773
10/31/09                  8,556                       8,632
11/30/09                  8,811                       8,845
12/31/09                  8,911                       8,986
 1/31/10                  8,396                       8,565
 2/28/10                  8,429                       8,557
 3/31/10                  9,094                       9,107
 4/30/10                  8,939                       8,972
 5/31/10                  7,892                       7,982
 6/30/10                  7,753                       7,866
 7/31/10                  8,723                       8,593
 8/31/10                  8,296                       8,336
 9/30/10                  9,188                       9,136
10/31/10                  9,509                       9,462
11/30/10                  9,033                       9,061
12/31/10                  9,875                       9,790
 1/31/11                 10,295                      10,001
 2/28/11                 10,639                      10,372
 3/31/11                 10,345                      10,164
 4/30/11                 10,899                      10,718
 5/31/11                 10,506                      10,400
 6/30/11                 10,362                      10,252
 7/31/11                 10,030                      10,083
 8/31/11                  8,955                       9,231
 9/30/11                  7,975                       8,304
10/31/11                  8,745                       9,111
11/30/11                  8,457                       8,690
12/31/11                  8,230                       8,595
 1/31/12                  8,784                       9,059
 2/29/12                  9,243                       9,557
 3/31/12                  9,166                       9,487
 4/30/12                  8,839                       9,326
 5/31/12                  7,748                       8,262
 6/30/12                  8,296                       8,804
 7/31/12                  8,263                       8,913
 8/31/12                  8,606                       9,168
 9/30/12                  8,911                       9,446
10/31/12                  9,022                       9,512
11/30/12                  9,166                       9,712
12/31/12                  9,614                      10,006
 1/31/13                 10,068                      10,498
 2/28/13                  9,764                      10,393
 3/31/13                  9,797                      10,476
 4/30/13                 10,279                      10,953
 5/31/13                 10,157                      10,708
 6/30/13                  9,797                      10,307
 7/31/13                 10,467                      10,855
 8/31/13                 10,395                      10,715
 9/30/13                 11,176                      11,472
10/31/13                 11,564                      11,857
11/30/13                 11,608                      11,930
12/31/13                 11,863                      12,110
 1/31/14                 11,431                      11,621
 2/28/14                 12,084                      12,255
 3/31/14                 11,996                      12,200
 4/30/14                 12,201                      12,392
 5/31/14                 12,339                      12,584
 6/30/14                 12,489                      12,763
 7/31/14                 12,212                      12,536
 8/31/14                 12,217                      12,546
 9/30/14                 11,680                      12,030
10/31/14                 11,481                      11,839
11/30/14                 11,486                      11,985
12/31/14                 11,060                      11,586
 1/31/15                 10,988                      11,545
 2/28/15                 11,774                      12,235
 3/31/15                 11,525                      12,030
 4/30/15                 12,156                      12,551
 5/31/15                 12,162                      12,442
 6/30/15                 11,813                      12,089
 7/31/15                 11,697                      12,280
 8/31/15                 10,827                      11,386
 9/30/15                 10,091                      10,811
10/31/15                 10,866                      11,624
11/30/15                 10,722                      11,439
12/31/15                 10,378                      11,234
 1/31/16                  9,570                      10,461
 2/28/16                  9,265                      10,315
 3/31/16                  9,969                      11,015
 4/30/16                 10,450                      11,369
 5/31/16                 10,257                      11,241
 6/30/16                  9,886                      10,899
 7/31/16                 10,323                      11,435
 8/31/16                 10,600                      11,446
 9/30/16                 10,716                      11,585
10/31/16                 10,855                      11,360








                                                                        Past performance is not predictive of
                                                                        future performance.
                                                                        The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS      YEARS             redemption of fund shares.
          -------------------------------------------------------       MSCI data copyright MSCI 2016, all
                               -0.10%      4.42%      0.82%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                The Emerging Markets Series    MSCI Emerging Markets Index
                                                    (net dividends)
               -----------------------------   ---------------------------
10/31/06                $10,000                         $10,000
11/30/06                 10,641                          10,743
12/31/06                 11,072                          11,227
 1/31/07                 11,236                          11,108
 2/28/07                 11,065                          11,043
 3/31/07                 11,570                          11,481
 4/30/07                 12,311                          12,025
 5/31/07                 13,136                          12,609
 6/30/07                 13,353                          13,200
 7/31/07                 13,677                          13,897
 8/31/07                 13,444                          13,601
 9/30/07                 14,629                          15,103
10/31/07                 16,236                          16,788
11/30/07                 15,177                          15,597
12/31/07                 15,124                          15,652
 1/31/08                 13,808                          13,699
 2/29/08                 14,248                          14,710
 3/31/08                 13,808                          13,932
 4/30/08                 14,796                          15,062
 5/31/08                 14,883                          15,342
 6/30/08                 13,357                          13,811
 7/31/08                 13,183                          13,290
 8/31/08                 12,401                          12,229
 9/30/08                 10,678                          10,089
10/31/08                  7,866                           7,328
11/30/08                  7,154                           6,776
12/31/08                  7,715                           7,305
 1/31/09                  7,124                           6,833
 2/28/09                  6,663                           6,447
 3/31/09                  7,625                           7,374
 4/30/09                  8,758                           8,601
 5/31/09                 10,251                          10,071
 6/30/09                 10,164                           9,935
 7/31/09                 11,329                          11,052
 8/31/09                 11,369                          11,013
 9/30/09                 12,375                          12,012
10/31/09                 12,118                          12,027
11/30/09                 12,842                          12,544
12/31/09                 13,307                          13,039
 1/31/10                 12,582                          12,312
 2/28/10                 12,735                          12,355
 3/31/10                 13,804                          13,353
 4/30/10                 13,888                          13,514
 5/31/10                 12,599                          12,326
 6/30/10                 12,619                          12,235
 7/31/10                 13,731                          13,254
 8/31/10                 13,413                          12,997
 9/30/10                 14,940                          14,441
10/31/10                 15,394                          14,860
11/30/10                 15,050                          14,468
12/31/10                 16,276                          15,500
 1/31/11                 15,855                          15,080
 2/28/11                 15,745                          14,939
 3/31/11                 16,623                          15,818
 4/30/11                 17,204                          16,308
 5/31/11                 16,730                          15,880
 6/30/11                 16,533                          15,636
 7/31/11                 16,406                          15,567
 8/31/11                 15,080                          14,176
 9/30/11                 12,799                          12,109
10/31/11                 14,402                          13,713
11/30/11                 13,904                          12,799
12/31/11                 13,500                          12,645
 1/31/12                 14,947                          14,079
 2/29/12                 15,758                          14,922
 3/31/12                 15,351                          14,424
 4/30/12                 15,077                          14,252
 5/31/12                 13,454                          12,653
 6/30/12                 14,122                          13,142
 7/31/12                 14,235                          13,398
 8/31/12                 14,332                          13,354
 9/30/12                 15,134                          14,159
10/31/12                 15,057                          14,073
11/30/12                 15,254                          14,252
12/31/12                 16,149                          14,949
 1/31/13                 16,232                          15,155
 2/28/13                 16,045                          14,965
 3/31/13                 15,818                          14,707
 4/30/13                 15,999                          14,818
 5/31/13                 15,481                          14,438
 6/30/13                 14,509                          13,518
 7/31/13                 14,723                          13,660
 8/31/13                 14,379                          13,425
 9/30/13                 15,404                          14,298
10/31/13                 16,109                          14,993
11/30/13                 15,868                          14,774
12/31/13                 15,708                          14,560
 1/31/14                 14,619                          13,615
 2/28/14                 15,150                          14,066
 3/31/14                 15,685                          14,497
 4/30/14                 15,778                          14,546
 5/31/14                 16,316                          15,053
 6/30/14                 16,770                          15,453
 7/31/14                 16,971                          15,752
 8/31/14                 17,502                          16,107
 9/30/14                 16,216                          14,913
10/31/14                 16,389                          15,089
11/30/14                 16,232                          14,930
12/31/14                 15,501                          14,241
 1/31/15                 15,605                          14,327
 2/28/15                 16,082                          14,770
 3/31/15                 15,748                          14,560
 4/30/15                 16,804                          15,680
 5/31/15                 16,129                          15,052
 6/30/15                 15,741                          14,661
 7/31/15                 14,733                          13,645
 8/31/15                 13,517                          12,411
 9/30/15                 13,156                          12,038
10/31/15                 13,955                          12,896
11/30/15                 13,470                          12,393
12/31/15                 13,103                          12,117
 1/31/16                 12,555                          11,331
 2/28/16                 12,478                          11,312
 3/31/16                 14,132                          12,809
 4/30/16                 14,218                          12,879
 5/31/16                 13,667                          12,398
 6/30/16                 14,389                          12,894
 7/31/16                 15,130                          13,543
 8/31/16                 15,314                          13,879
 9/30/16                 15,518                          14,058
10/31/16                 15,551                          14,091








                                                                              Past performance is not predictive of
                                                                              future performance.
                                                                              The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                 11.44%       1.55%       4.51%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

                                                 RETURN IN U.S. DOLLARS
                                                 ----------------------
        MSCI World ex USA Index.................         -2.27%
        MSCI World ex USA Small Cap Index.......          3.96%
        MSCI World ex USA Value Index...........         -2.07%
        MSCI World ex USA Growth Index..........         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations contributed to USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

                                                 RETURN IN U.S. DOLLARS
        -                                        ----------------------
        MSCI Emerging Markets Index.............         9.27%
        MSCI Emerging Markets Small Cap Index...         4.78%
        MSCI Emerging Markets Value Index.......         8.60%
        MSCI Emerging Markets Growth Index......         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations contributed to USD-denominated returns in emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................     1.62%             1.54%
              Korea........................     5.56%             5.17%
              Taiwan.......................    14.56%            17.85%
              India........................     6.28%             3.99%
              South Africa.................    -0.92%             1.46%
              Brazil.......................    40.59%            70.69%
              Mexico.......................     8.65%            -4.51%
              Russia.......................    17.86%            18.61%
              Malaysia.....................     4.44%             6.95%
              Indonesia....................    26.13%            32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series is designed to capture the returns of developed ex U.S. large cap value stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were -0.10% for the Series and -2.27% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Series invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Series' emphasis on deep value stocks contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year. The Series' emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series is designed to capture the returns of large-cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 1,000 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 11.44% for the Series and 9.27% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The outperformance of the Series relative to the benchmark was driven primarily by country allocation differences between the Series and the benchmark. The Series' lesser allocation to China contributed positively to relative performance, as China underperformed the overall benchmark during the period. The Series' greater allocation to Brazil (due to caps on larger countries such as China) also had a positive impact on relative performance, as Brazil was the strongest-performing country for the year. In addition, the Series' emphasis on value stocks contributed positively to relative performance, as that segment of the market outperformed for the year.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            SIX MONTHS ENDED OCTOBER 31, 2016
  EXPENSE TABLES
                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/16  10/31/16    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,038.70    0.22%    $1.13
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.03    0.22%    $1.12

  THE EMERGING MARKETS SERIES
  ---------------------------
  Actual Fund Return................. $1,000.00 $1,093.70    0.15%    $0.79
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.38    0.15%    $0.76

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

                      THE DFA INTERNATIONAL VALUE SERIES
              Consumer Discretionary.......................  12.8%
              Consumer Staples.............................   2.6%
              Energy.......................................  16.2%
              Financials...................................  29.7%
              Health Care..................................   1.2%
              Industrials..................................  10.7%
              Information Technology.......................   3.2%
              Materials....................................  14.6%
              Real Estate..................................   2.3%
              Telecommunication Services...................   4.3%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                          THE EMERGING MARKETS SERIES
              Consumer Discretionary.......................   9.9%
              Consumer Staples.............................   9.2%
              Energy.......................................   7.7%
              Financials...................................  24.1%
              Health Care..................................   2.8%
              Industrials..................................   7.2%
              Information Technology.......................  20.1%
              Materials....................................   8.3%
              Real Estate..................................   1.9%
              Telecommunication Services...................   5.6%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
COMMON STOCKS -- (95.4%)
AUSTRALIA -- (6.3%)
#   Australia & New Zealand Banking Group, Ltd.. 5,260,554 $111,078,744            1.1%
    BHP Billiton, Ltd........................... 5,929,050  103,585,415            1.1%
#   BHP Billiton, Ltd. Sponsored ADR............ 1,703,682   59,662,944            0.6%
    Newcrest Mining, Ltd........................ 3,033,954   53,122,828            0.5%
    Woodside Petroleum, Ltd..................... 2,846,042   60,922,340            0.6%
    Other Securities............................            246,709,911            2.6%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            635,082,182            6.5%
                                                           ------------            ----

AUSTRIA -- (0.1%)
    Other Securities............................              7,798,226            0.1%
                                                           ------------            ----

BELGIUM -- (1.2%)
    Other Securities............................            121,053,616            1.2%
                                                           ------------            ----

CANADA -- (7.6%)
    Bank of Montreal............................ 1,645,325  104,642,670            1.1%
    Suncor Energy, Inc.......................... 3,911,426  117,374,872            1.2%
    Other Securities............................            542,711,216            5.6%
                                                           ------------            ----
TOTAL CANADA....................................            764,728,758            7.9%
                                                           ------------            ----

DENMARK -- (1.7%)
    Vestas Wind Systems A.S.....................   680,712   54,535,811            0.6%
    Other Securities............................            120,813,571            1.2%
                                                           ------------            ----
TOTAL DENMARK...................................            175,349,382            1.8%
                                                           ------------            ----

FINLAND -- (0.7%)
    Other Securities............................             75,225,974            0.8%
                                                           ------------            ----

FRANCE -- (8.9%)
    BNP Paribas SA.............................. 1,521,254   88,207,260            0.9%
    Cie de Saint-Gobain......................... 1,719,658   76,358,268            0.8%
#   Engie SA.................................... 4,083,126   58,885,688            0.6%
#   Orange SA................................... 4,783,728   75,265,526            0.8%
    Renault SA..................................   759,818   66,075,160            0.7%
    Societe Generale SA......................... 1,935,625   75,503,898            0.8%
    Total SA.................................... 4,607,253  220,709,998            2.2%
    Other Securities............................            229,497,843            2.4%
                                                           ------------            ----
TOTAL FRANCE....................................            890,503,641            9.2%
                                                           ------------            ----

GERMANY -- (7.1%)
    Allianz SE..................................   730,758  114,074,413            1.2%
#   Bayerische Motoren Werke AG.................   972,382   84,835,907            0.9%
    Daimler AG.................................. 2,565,266  183,011,136            1.9%
    E.ON SE..................................... 9,462,347   69,348,171            0.7%
    Other Securities............................            258,205,262            2.6%
                                                           ------------            ----
TOTAL GERMANY...................................            709,474,889            7.3%
                                                           ------------            ----

HONG KONG -- (2.7%)
    CK Hutchison Holdings, Ltd.................. 5,014,984   61,925,181            0.6%
    Sun Hung Kai Properties, Ltd................ 2,980,920   44,389,245            0.5%
    Other Securities............................            163,115,200            1.7%
                                                           ------------            ----
TOTAL HONG KONG.................................            269,429,626            2.8%
                                                           ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                             ------      -------     ---------------
IRELAND -- (0.3%)
    Other Securities......................            $   27,555,506            0.3%
                                                      --------------           -----

ISRAEL -- (0.4%)
    Other Securities......................                37,197,840            0.4%
                                                      --------------           -----

ITALY -- (0.9%)
    Other Securities......................                89,098,627            0.9%
                                                      --------------           -----

JAPAN -- (22.1%)
    Hitachi, Ltd.......................... 10,841,000     57,792,205            0.6%
    Honda Motor Co., Ltd..................  3,689,000    110,380,798            1.1%
    Mitsubishi UFJ Financial Group, Inc... 13,919,406     71,821,469            0.7%
    Mizuho Financial Group, Inc........... 49,478,100     83,308,851            0.9%
    Nissan Motor Co., Ltd.................  6,443,700     65,548,427            0.7%
    Sumitomo Mitsui Financial Group, Inc..  2,854,200     98,959,858            1.0%
    Other Securities......................             1,732,718,474           17.8%
                                                      --------------           -----
TOTAL JAPAN...............................             2,220,530,082           22.8%
                                                      --------------           -----

NETHERLANDS -- (3.2%)
    ING Groep NV..........................  6,261,830     82,199,110            0.8%
    Koninklijke DSM NV....................    739,169     47,509,724            0.5%
    Koninklijke Philips NV................  1,794,168     54,062,166            0.6%
    Other Securities......................               133,730,760            1.4%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               317,501,760            3.3%
                                                      --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities......................                12,145,818            0.1%
                                                      --------------           -----

NORWAY -- (0.8%)
    Other Securities......................                77,275,822            0.8%
                                                      --------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................                 4,088,097            0.0%
                                                      --------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................                99,362,354            1.0%
                                                      --------------           -----

SPAIN -- (2.8%)
    Banco Santander SA.................... 38,416,551    188,242,084            1.9%
    Other Securities......................                91,349,479            1.0%
                                                      --------------           -----
TOTAL SPAIN...............................               279,591,563            2.9%
                                                      --------------           -----

SWEDEN -- (2.2%)
    Nordea Bank AB........................  4,880,877     51,293,747            0.5%
    Other Securities......................               170,725,504            1.8%
                                                      --------------           -----
TOTAL SWEDEN..............................               222,019,251            2.3%
                                                      --------------           -----

SWITZERLAND -- (7.6%)
    ABB, Ltd..............................  4,800,878     99,044,119            1.0%
    Cie Financiere Richemont SA...........  1,271,917     81,771,387            0.8%
    Novartis AG...........................  1,332,371     94,555,149            1.0%
    Swiss Re AG...........................  1,037,390     96,281,939            1.0%
    UBS Group AG..........................  3,448,485     48,753,503            0.5%
    Zurich Insurance Group AG.............    326,468     85,455,128            0.9%
    Other Securities......................               255,861,140            2.6%
                                                      --------------           -----
TOTAL SWITZERLAND.........................               761,722,365            7.8%
                                                      --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
UNITED KINGDOM -- (17.7%)
*     Anglo American P.L.C..............................  3,284,169 $    45,581,653            0.5%
      Barclays P.L.C. Sponsored ADR.....................  4,766,662      43,948,624            0.5%
      BP P.L.C. Sponsored ADR........................... 10,710,966     380,774,841            3.9%
*     Glencore P.L.C.................................... 33,377,354     102,171,610            1.1%
      HSBC Holdings P.L.C............................... 21,477,669     161,751,262            1.7%
#     HSBC Holdings P.L.C. Sponsored ADR................  3,019,816     113,635,676            1.2%
      Royal Dutch Shell P.L.C. Class A..................  2,199,265      54,777,180            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A...  3,177,301     158,261,344            1.6%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B...  3,794,361     198,483,024            2.0%
      Vodafone Group P.L.C.............................. 58,351,986     160,253,496            1.6%
#     Vodafone Group P.L.C. Sponsored ADR...............  4,011,201     111,671,843            1.1%
      Other Securities..................................                242,436,613            2.4%
                                                                    ---------------          ------
TOTAL UNITED KINGDOM....................................              1,773,747,166           18.2%
                                                                    ---------------          ------

UNITED STATES -- (0.0%)
      Other Securities..................................                    812,282            0.0%
                                                                    ---------------          ------
TOTAL COMMON STOCKS.....................................              9,571,294,827           98.4%
                                                                    ---------------          ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG.....................................    535,010      73,764,785            0.8%
      Other Securities..................................                 18,272,581            0.1%
                                                                    ---------------          ------
TOTAL GERMANY...........................................                 92,037,366            0.9%
                                                                    ---------------          ------
TOTAL PREFERRED STOCKS..................................                 92,037,366            0.9%
                                                                    ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities..................................                  2,150,761            0.0%
                                                                    ---------------          ------

SWEDEN -- (0.0%)
      Other Securities..................................                    251,828            0.0%
                                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS...................................                  2,402,589            0.0%
                                                                    ---------------          ------
TOTAL INVESTMENT SECURITIES.............................              9,665,734,782
                                                                    ---------------

                                                                        VALUE+
                                                                        ------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund.................... 31,982,623     370,102,917            3.8%
                                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $10,045,898,931)............................            $10,035,837,699          103.1%
                                                                    ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                         --------------  -------------- ------- ---------------
Common Stocks
 Australia.............................. $   63,077,009  $  572,005,173   --    $   635,082,182
 Austria................................             --       7,798,226   --          7,798,226
 Belgium................................             --     121,053,616   --        121,053,616
 Canada.................................    764,728,758              --   --        764,728,758
 Denmark................................             --     175,349,382   --        175,349,382
 Finland................................      2,470,632      72,755,342   --         75,225,974
 France.................................        260,795     890,242,846   --        890,503,641
 Germany................................     67,367,734     642,107,155   --        709,474,889
 Hong Kong..............................             --     269,429,626   --        269,429,626
 Ireland................................      9,750,918      17,804,588   --         27,555,506
 Israel.................................             --      37,197,840   --         37,197,840
 Italy..................................     17,693,989      71,404,638   --         89,098,627
 Japan..................................     32,899,160   2,187,630,922   --      2,220,530,082
 Netherlands............................     41,922,122     275,579,638   --        317,501,760
 New Zealand............................             --      12,145,818   --         12,145,818
 Norway.................................     10,177,330      67,098,492   --         77,275,822
 Portugal...............................             --       4,088,097   --          4,088,097
 Singapore..............................             --      99,362,354   --         99,362,354
 Spain..................................      3,796,801     275,794,762   --        279,591,563
 Sweden.................................      4,064,405     217,954,846   --        222,019,251
 Switzerland............................     27,724,389     733,997,976   --        761,722,365
 United Kingdom.........................  1,033,348,012     740,399,154   --      1,773,747,166
 United States..........................             --         812,282   --            812,282
Preferred Stocks
 Germany................................             --      92,037,366   --         92,037,366
Rights/Warrants
 Spain..................................             --       2,150,761   --          2,150,761
 Sweden.................................             --         251,828   --            251,828
Securities Lending Collateral...........             --     370,102,917   --        370,102,917
Futures Contracts**.....................       (851,802)             --   --           (851,802)
                                         --------------  --------------   --    ---------------
TOTAL................................... $2,078,430,252  $7,956,555,645   --    $10,034,985,897
                                         ==============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                                ------     -------    ---------------
COMMON STOCKS -- (94.0%)
BRAZIL -- (5.8%)
     AMBEV SA ADR............................................  5,984,451 $ 35,308,261            0.7%
     Cielo SA................................................  1,506,864   15,295,240            0.3%
     Other Securities........................................             242,707,051            4.9%
                                                                         ------------           -----
TOTAL BRAZIL.................................................             293,310,552            5.9%
                                                                         ------------           -----

CHILE -- (1.4%)
     Other Securities........................................              73,612,527            1.5%
                                                                         ------------           -----

CHINA -- (14.8%)
     Bank of China, Ltd. Class H............................. 63,274,181   28,354,360            0.6%
     China Construction Bank Corp. Class H................... 69,895,590   51,041,026            1.0%
     China Mobile, Ltd. Sponsored ADR........................    918,178   52,730,963            1.1%
     CNOOC, Ltd. Sponsored ADR...............................    127,716   16,025,804            0.3%
     Industrial & Commercial Bank of China, Ltd. Class H..... 71,229,185   42,754,557            0.9%
     Ping An Insurance Group Co. of China, Ltd. Class H......  4,622,500   24,330,600            0.5%
     Tencent Holdings, Ltd...................................  4,351,400  115,322,199            2.3%
     Other Securities........................................             424,183,224            8.4%
                                                                         ------------           -----
TOTAL CHINA..................................................             754,742,733           15.1%
                                                                         ------------           -----

COLOMBIA -- (0.5%)
     Other Securities........................................              23,941,405            0.5%
                                                                         ------------           -----

CZECH REPUBLIC -- (0.2%)
     Other Securities........................................               9,825,802            0.2%
                                                                         ------------           -----

EGYPT -- (0.2%)
     Other Securities........................................               8,164,964            0.2%
                                                                         ------------           -----

GREECE -- (0.2%)
     Other Securities........................................              12,197,777            0.2%
                                                                         ------------           -----

HUNGARY -- (0.4%)
     Other Securities........................................              19,420,220            0.4%
                                                                         ------------           -----

INDIA -- (12.2%)
     HDFC Bank, Ltd..........................................  1,441,144   27,008,537            0.5%
     Housing Development Finance Corp., Ltd..................  1,095,932   22,624,895            0.5%
     Infosys, Ltd............................................  1,886,232   28,287,791            0.6%
     ITC, Ltd................................................  4,896,443   17,714,670            0.4%
     Reliance Industries, Ltd................................  1,625,226   25,537,646            0.5%
     Tata Consultancy Services, Ltd..........................    720,066   25,774,900            0.5%
     Tata Motors, Ltd........................................  1,952,358   15,521,888            0.3%
     Other Securities........................................             457,000,473            9.1%
                                                                         ------------           -----
TOTAL INDIA..................................................             619,470,800           12.4%
                                                                         ------------           -----

INDONESIA -- (3.2%)
     Astra International Tbk PT.............................. 23,646,410   14,918,699            0.3%
     Bank Central Asia Tbk PT................................ 15,447,700   18,366,468            0.4%
     Other Securities........................................             131,751,393            2.6%
                                                                         ------------           -----
TOTAL INDONESIA..............................................             165,036,560            3.3%
                                                                         ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                              ------     -------    ---------------
MALAYSIA -- (3.5%)
    Public Bank Bhd........................................  3,537,614 $ 16,744,498            0.3%
    Tenaga Nasional Bhd....................................  4,375,250   14,949,608            0.3%
    Other Securities.......................................             149,025,914            3.0%
                                                                       ------------           -----
TOTAL MALAYSIA.............................................             180,720,020            3.6%
                                                                       ------------           -----

MEXICO -- (5.0%)
    America Movil S.A.B. de C.V. Series L.................. 46,329,297   30,688,471            0.6%
#   Fomento Economico Mexicano S.A.B. de C.V...............  1,793,669   17,198,383            0.3%
#   Grupo Financiero Banorte S.A.B. de C.V. Class O........  4,609,848   27,194,225            0.6%
#   Grupo Televisa S.A.B. Series CPO.......................  3,356,577   16,490,754            0.3%
    Wal-Mart de Mexico S.A.B. de C.V.......................  7,054,235   14,921,344            0.3%
    Other Securities.......................................             148,796,657            3.0%
                                                                       ------------           -----
TOTAL MEXICO...............................................             255,289,834            5.1%
                                                                       ------------           -----

PERU -- (0.3%)
    Other Securities.......................................              14,446,744            0.3%
                                                                       ------------           -----

PHILIPPINES -- (1.7%)
    Other Securities.......................................              87,260,101            1.7%
                                                                       ------------           -----

POLAND -- (1.4%)
    Other Securities.......................................              73,590,632            1.5%
                                                                       ------------           -----

RUSSIA -- (1.8%)
    Gazprom PJSC Sponsored ADR.............................  4,944,295   21,319,197            0.4%
    Sberbank of Russia PJSC Sponsored ADR..................  1,818,206   17,220,575            0.4%
    Other Securities.......................................              53,848,767            1.0%
                                                                       ------------           -----
TOTAL RUSSIA...............................................              92,388,539            1.8%
                                                                       ------------           -----

SOUTH AFRICA -- (7.9%)
*   AngloGold Ashanti, Ltd. Sponsored ADR..................  1,637,102   22,493,782            0.5%
    FirstRand, Ltd.........................................  4,730,180   16,961,318            0.3%
    MTN Group, Ltd.........................................  2,516,919   21,739,475            0.4%
    Naspers, Ltd. Class N..................................    370,571   62,063,317            1.2%
    Sasol, Ltd. Sponsored ADR..............................    778,314   21,411,418            0.4%
    Standard Bank Group, Ltd...............................  2,023,352   21,478,453            0.4%
    Steinhoff International Holdings NV....................  3,453,813   18,632,175            0.4%
    Other Securities.......................................             219,673,686            4.5%
                                                                       ------------           -----
TOTAL SOUTH AFRICA.........................................             404,453,624            8.1%
                                                                       ------------           -----

SOUTH KOREA -- (14.3%)
    Hyundai Motor Co.......................................    175,874   21,472,355            0.4%
    KB Financial Group, Inc................................    441,762   16,352,604            0.3%
    NAVER Corp.............................................     33,801   25,288,736            0.5%
    Samsung Electronics Co., Ltd...........................     97,289  139,155,193            2.8%
    Samsung Electronics Co., Ltd. GDR......................     52,509   36,940,669            0.7%
    SK Hynix, Inc..........................................    705,494   25,233,135            0.5%
    Other Securities.......................................             462,680,857            9.3%
                                                                       ------------           -----
TOTAL SOUTH KOREA..........................................             727,123,549           14.5%
                                                                       ------------           -----

TAIWAN -- (15.0%)
#   Hon Hai Precision Industry Co., Ltd.................... 17,267,653   46,642,722            0.9%
    Largan Precision Co., Ltd..............................    133,860   15,792,148            0.3%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 25,188,808  151,166,887            3.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                SHARES      VALUE++     OF NET ASSETS**
                                                                ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
       ADR...................................................  1,672,158 $   52,004,114            1.1%
      Other Securities.......................................               499,242,347           10.0%
                                                                         --------------          ------
TOTAL TAIWAN.................................................               764,848,218           15.3%
                                                                         --------------          ------

THAILAND -- (2.7%)
      PTT PCL................................................  1,634,600     16,160,343            0.3%
      Other Securities.......................................               121,889,382            2.5%
                                                                         --------------          ------
TOTAL THAILAND...............................................               138,049,725            2.8%
                                                                         --------------          ------

TURKEY -- (1.5%)
      Other Securities.......................................                74,744,642            1.5%
                                                                         --------------          ------
TOTAL COMMON STOCKS..........................................             4,792,638,968           95.9%
                                                                         --------------          ------

PREFERRED STOCKS -- (3.2%)
BRAZIL -- (3.1%)
      Banco Bradesco SA......................................  2,388,514     25,022,528            0.5%
      Itau Unibanco Holding SA...............................  4,317,027     51,934,159            1.0%
*     Petroleo Brasileiro SA.................................  2,825,761     15,660,311            0.3%
*     Petroleo Brasileiro SA Sponsored ADR...................  1,440,006     15,926,466            0.3%
      Vale SA................................................  2,522,202     16,301,074            0.3%
      Other Securities.......................................                29,792,502            0.7%
                                                                         --------------          ------
TOTAL BRAZIL.................................................               154,637,040            3.1%
                                                                         --------------          ------

CHILE -- (0.0%)
      Other Securities.......................................                   461,858            0.0%
                                                                         --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.......................................                 5,642,477            0.1%
                                                                         --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.......................................                   309,189            0.0%
                                                                         --------------          ------
TOTAL PREFERRED STOCKS.......................................               161,050,564            3.2%
                                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
      Other Securities.......................................                   415,149            0.0%
                                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................................                   415,149            0.0%
                                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................................             4,954,104,681
                                                                         --------------

                                                                            VALUE+
                                                                            ------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund......................... 12,413,368    143,647,490            2.9%
                                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,047,616,277)......................................             $5,097,752,171          102.0%
                                                                         ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------  -------------- ------- --------------
Common Stocks
 Brazil............................ $  293,310,552              --   --    $  293,310,552
 Chile.............................     36,556,767  $   37,055,760   --        73,612,527
 China.............................    123,639,714     631,103,019   --       754,742,733
 Colombia..........................     23,941,405              --   --        23,941,405
 Czech Republic....................             --       9,825,802   --         9,825,802
 Egypt.............................        656,731       7,508,233   --         8,164,964
 Greece............................             --      12,197,777   --        12,197,777
 Hungary...........................             --      19,420,220   --        19,420,220
 India.............................     32,757,639     586,713,161   --       619,470,800
 Indonesia.........................      6,392,992     158,643,568   --       165,036,560
 Malaysia..........................             --     180,720,020   --       180,720,020
 Mexico............................    255,289,834              --   --       255,289,834
 Peru..............................     14,446,744              --   --        14,446,744
 Philippines.......................      1,591,367      85,668,734   --        87,260,101
 Poland............................             --      73,590,632   --        73,590,632
 Russia............................        880,891      91,507,648   --        92,388,539
 South Africa......................     55,870,231     348,583,393   --       404,453,624
 South Korea.......................     24,723,258     702,400,291   --       727,123,549
 Taiwan............................     61,828,890     703,019,328   --       764,848,218
 Thailand..........................    138,049,725              --   --       138,049,725
 Turkey............................        592,181      74,152,461   --        74,744,642
Preferred Stocks
 Brazil............................    154,637,040              --   --       154,637,040
 Chile.............................             --         461,858   --           461,858
 Colombia..........................      5,642,477              --   --         5,642,477
 South Korea.......................        309,189              --   --           309,189
Rights/Warrants
 South Korea.......................             --         415,149   --           415,149
Securities Lending Collateral......             --     143,647,490   --       143,647,490
Futures Contracts**................       (265,685)             --   --          (265,685)
                                    --------------  --------------   --    --------------
TOTAL.............................. $1,230,851,942  $3,866,634,544   --    $5,097,486,486
                                    ==============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                                  THE DFA
                                                                                               INTERNATIONAL  THE EMERGING
                                                                                               VALUE SERIES* MARKETS SERIES*
                                                                                               ------------- ---------------
ASSETS:
Investments at Value (including $362,128 and $212,759 of securities on loan, respectively)....  $ 9,665,735    $4,954,105
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $370,043
 and $143,624)................................................................................      370,103       143,647
Segregated Cash for Futures Contracts.........................................................        1,176         1,298
Foreign Currencies at Value...................................................................        9,101        38,502
Cash..........................................................................................       17,431         2,268
Receivables:
  Investment Securities Sold..................................................................           --         1,559
  Dividends, Interest and Tax Reclaims........................................................       38,076         2,882
  Securities Lending Income...................................................................          158           526
  Futures Margin Variation....................................................................           13           149
                                                                                                -----------    ----------
     Total Assets.............................................................................   10,101,793     5,144,936
                                                                                                -----------    ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned............................................................      370,018       143,617
  Investment Securities Purchased.............................................................           --         2,758
  Due to Advisor..............................................................................        1,649           424
Accrued Expenses and Other Liabilities........................................................          586           406
                                                                                                -----------    ----------
     Total Liabilities........................................................................      372,253       147,205
                                                                                                -----------    ----------
NET ASSETS....................................................................................  $ 9,729,540    $4,997,731
                                                                                                ===========    ==========
Investments at Cost...........................................................................  $ 9,675,856    $3,903,992
                                                                                                ===========    ==========
Foreign Currencies at Cost....................................................................  $     9,131    $   38,157
                                                                                                ===========    ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                         THE DFA    THE EMERGING
                                                                                      INTERNATIONAL   MARKETS
                                                                                      VALUE SERIES     SERIES
                                                                                      ------------- ------------
INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $27,352 and $15,157, respectively)......   $ 341,886    $ 110,969
 Interest............................................................................          --           55
 Income from Securities Lending......................................................       9,676        6,697
                                                                                        ---------    ---------
     Total Investment Income.........................................................     351,562      117,721
                                                                                        ---------    ---------
EXPENSES
 Investment Management Fees..........................................................      17,844        4,522
 Accounting & Transfer Agent Fees....................................................         449          232
 Custodian Fees......................................................................         771        1,780
 Shareholders' Reports...............................................................          38           18
 Directors'/Trustees' Fees & Expenses................................................          62           31
 Professional Fees...................................................................         265          254
 Other...............................................................................         339          172
                                                                                        ---------    ---------
     Total Expenses..................................................................      19,768        7,009
                                                                                        ---------    ---------
 Fees Paid Indirectly (Note C).......................................................        (212)         (69)
                                                                                        ---------    ---------
 Net Expenses........................................................................      19,556        6,940
                                                                                        ---------    ---------
 NET INVESTMENT INCOME (LOSS)........................................................     332,006      110,781
                                                                                        ---------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**......................................................    (261,808)    (106,229)
   Futures...........................................................................       5,988        5,752
   Foreign Currency Transactions.....................................................       5,590          975
   Forward Currency Contracts........................................................           8           (4)
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency........................................     (32,753)     512,891
   Futures...........................................................................        (852)        (266)
   Translation of Foreign Currency Denominated Amounts...............................        (908)         207
                                                                                        ---------    ---------
 NET REALIZED AND UNREALIZED GAIN (LOSS).............................................    (284,735)     413,326
                                                                                        ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......................   $  47,271    $ 524,107
                                                                                        =========    =========

----------
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                THE DFA INTERNATIONAL    THE EMERGING MARKETS
                                                                     VALUE SERIES               SERIES
                                                               -----------------------  ----------------------
                                                                  YEAR         YEAR        YEAR        YEAR
                                                                 ENDED        ENDED       ENDED       ENDED
                                                                OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2016         2015        2016        2015
                                                               ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................................ $  332,006  $   313,826  $  110,781  $  101,691
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............................   (261,808)     244,684    (106,229)    (99,010)
    Futures...................................................      5,988           --       5,752       2,478
    Foreign Currency Transactions.............................      5,590       (5,879)        975      (2,204)
    Forward Currency Contracts................................          8           --          (4)         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................    (32,753)  (1,034,230)    512,891    (686,412)
    Futures...................................................       (852)          --        (266)         --
    Translation of Foreign Currency Denominated Amounts.......       (908)         654         207         (95)
                                                               ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................     47,271     (480,945)    524,107    (683,552)
                                                               ----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions...............................................  1,394,282    1,070,207     471,019   1,463,845
  Withdrawals.................................................   (939,918)    (705,023)   (400,950)   (562,189)
                                                               ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Transactions in Interest....    454,364      365,184      70,069     901,656
                                                               ----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets..................    501,635     (115,761)    594,176     218,104
NET ASSETS
  Beginning of Year...........................................  9,227,905    9,343,666   4,403,555   4,185,451
                                                               ----------  -----------  ----------  ----------
  End of Year................................................. $9,729,540  $ 9,227,905  $4,997,731  $4,403,555
                                                               ==========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                            THE DFA INTERNATIONAL VALUE SERIES
                                                              -------------------------------------------------------------
                                                                  YEAR         YEAR         YEAR        YEAR        YEAR
                                                                 ENDED        ENDED        ENDED       ENDED       ENDED
                                                                OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2016         2015         2014        2013        2012
----------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (0.10)%      (5.35)%      (0.72)%      28.18%       3.17%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,729,540   $9,227,905   $9,343,666   $8,792,130  $7,238,249
Ratio of Expenses to Average Net Assets......................       0.22%        0.22%        0.22%        0.22%       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%        0.22%        0.22%        0.22%       0.24%
Ratio of Net Investment Income to Average Net Assets.........       3.72%        3.31%        4.50%        3.20%       3.75%
Portfolio Turnover Rate......................................         17%          21%          17%          15%         14%
----------------------------------------------------------------------------------------------------------------------------

                                                                              THE EMERGING MARKETS SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR         YEAR        YEAR        YEAR        YEAR
                                                                ENDED        ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      11.44%     (14.86)%       1.74%       6.99%       4.55%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,997,731  $4,403,555   $4,185,451  $3,766,160  $2,913,307
Ratio of Expenses to Average Net Assets......................       0.15%       0.16%        0.15%       0.16%       0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.15%       0.16%        0.15%       0.16%       0.20%
Ratio of Net Investment Income to Average Net Assets.........       2.45%       2.39%        2.51%       2.38%       2.55%
Portfolio Turnover Rate......................................          5%          9%           5%          4%          5%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, two of which, The DFA International Value Series and The Emerging Markets Series (the "Series"), are presented in this report. The remaining portfolios are presented in separate reports. The Series are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of each Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time each Series prices its shares at the close of the NYSE, the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on each Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Series use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of October 31, 2016, The Emerging Markets Series had significant transfers of securities with a total value of $334,768 (in thousands), that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2016, investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% and 0.10% of average daily net assets for The DFA International Value Series and The Emerging Markets Series, respectively.

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
                                                          ----------
            The DFA International Value Series...........    $212
            The Emerging Markets Series..................      69

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2016, the total related amounts paid by the Trust to the CCO were $83 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The DFA International Value Series...... $321
                 The Emerging Markets Series.............  122

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                     PURCHASES    SALES
                                                     ---------- ----------
     The DFA International Value Series............. $2,247,033 $1,472,195
     The Emerging Markets Series....................  1,082,050  1,019,065

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               NET UNREALIZED
                                         FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                            COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
The DFA International Value Series...... $10,045,899  $1,179,180  $(1,189,241)   $  (10,061)
The Emerging Markets Series.............   4,047,616   1,441,316     (391,180)    1,050,136

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FORWARD CURRENCY CONTRACTS: The Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the following Series had outstanding futures contracts (dollar amounts in thousands):

                                                                                    UNREALIZED
                                                      EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                                   DESCRIPTION           DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                             ------------------------ ---------- --------- -------- ---------- ----------
The DFA International Value
  Series.................... Mini MSCI EAFE Index(R)   12/16/16     280    $23,320    $(852)     $1,176
                                                                           -------    -----      ------
                                                                           $23,320    $(852)     $1,176
                                                                           =======    =====      ======

                                                                                UNREALIZED
                                                  EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                             DESCRIPTION             DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                      --------------------------- ---------- --------- -------- ---------- ----------
The Emerging Markets  Mini MSCI Emerging Markets
  Series.............   Index(R)                   12/16/16     649    $29,319    $(266)     $1,298
                                                                       -------    -----      ------
                                                                       $29,319    $(266)     $1,298
                                                                       =======    =====      ======

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                  FORWARD
                                                  CURRENCY
                                                 CONTRACTS* FUTURES
                                                 ---------- -------
             The DFA International Value Series.    $402    $58,270
             The Emerging Markets Series........     141     22,025

* The Series had derivative activity during the period but it did not have open forward currency contract positions at October 31, 2016.

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of October 31, 2016:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Equity Contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                               LIABILITY DERIVATIVES VALUE
                                               --------------------------
                                                 TOTAL VALUE
                                                      AT          EQUITY
                                               OCTOBER 31, 2016 CONTRACTS*
                                               ---------------- ----------
      The DFA International Value Series......      $(852)        $(852)
      The Emerging Markets Series.............       (266)         (266)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Series' Statements of Operations of realized and change in unrealized gains and losses from the Series' derivative instrument holdings through the year ended October 31, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                                REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                               --------------------------
                                                       FOREIGN
                                                      EXCHANGE   EQUITY
                                               TOTAL  CONTRACTS CONTRACTS
                                               ------ --------- ---------
      The DFA International Value Series...... $5,996    $ 8     $5,988
      The Emerging Markets Series.............  5,748     (4)     5,752

                                                 CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                     DERIVATIVES
                                              -----------------------------
                                                        FOREIGN
                                                       EXCHANGE    EQUITY
                                              TOTAL    CONTRACTS  CONTRACTS
                                              -----    ---------  ---------
       The DFA International Value Series.... $(852)      --        $(852)
       The Emerging Markets Series...........  (266)      --         (266)

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                            AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                         ------------- ------------ ------------ -------- ---------------
The DFA International Value Series......     0.96%       $ 6,426         14        $ 2        $40,666
The Emerging Markets Series.............     1.06%        11,513         33         11         27,055

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2016.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                          PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                          --------- -------- --------------------
The DFA International Value Series................ $100,986  $137,382       $(50,541)
The Emerging Markets Series.......................    4,946     5,107           (252)

J. SECURITIES LENDING:

   As of October 31, 2016, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. The non-cash collateral includes short- and/or long-term U.S. Treasuries and U.S. Government agency securities with a market value of $21,237 and $88,488 (amounts in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                     AS OF OCTOBER 31, 2016
                                    ---------------------------------------------------------
                                    OVERNIGHT AND            BETWEEN
                                     CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                    ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE DFA INTERNATIONAL VALUE SERIES
 Common Stocks..................... $370,102,917     --         --         --    $370,102,917
THE EMERGING MARKETS SERIES
 Common Stocks..................... $143,647,490     --         --         --    $143,647,490

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value Series and The Emerging Markets Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes, and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

       NAME, POSITION                                PORTFOLIOS WITHIN THE
       WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
                                             DISINTERESTED TRUSTEES/DIRECTORS
--------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      Since Inception        122 portfolios in 4    Leo Melamed Professor of Finance, The
Director of DFAIDG and DIG.                          investment companies   University of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
--------------------------------------------------------------------------------------------------------------------------------
John P. Gould                 DFAIDG-Since 1986      122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Service Professor of Economics, University of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Chicago Booth School of Business (since 1965).
The University of Chicago     DEM-Since 1993                                Member and Chair, Competitive Markets Advisory
Booth School of Business                                                    Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                     trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637                                                           Fund (registered investment company)
1939                                                                        (29 Portfolios) (since 1994). Formerly, Member of
                                                                            the Board of Milwaukee Insurance Company
                                                                            (1997-2010).
--------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAIDG-Since 1981      122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Partner, Zebra Capital Management, LLC (hedge
Yale School of Management     DEM-Since 1993                                fund and asset manager) (since 2001).
P.O. Box 208200                                                             Consultant to Morningstar Inc. (since 2006).
New Haven, CT 06520-8200                                                    Formerly, Director, BIRR Portfolio Analysis, Inc.
1943                                                                        (sofware Products) (1990- 2010).
--------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear              DFAIDG-Since 2010      122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG    DIG-Since 2010         investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM     DFAITC-Since 2010                             Professor of Human Resources Management and
Stanford University Graduate  DEM-Since 2010                                Economics, Graduate School of Business,
School of Business                                                          Stanford University (since 1995). Cornerstone
434 Galvez Mall                                                             Research (expert testimony and economic and
Stanford, CA 94305                                                          financial analysis) (since 2009). Formerly,
1948                                                                        Chairman of the President George W. Bush's
                                                                            Council of Economic Advisors, State of California
                                                                            (2005-2006). Formerly, Commissioner, White
                                                                            House Panel on Tax Reform (2005)
--------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes              DFAIDG-Since 1981      122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund          DEM-Since 1993                                Stanford University (since 1981). Chairman,
Advisers, LP                                                                Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                                                          Platinum Grove Asset Management, L.P. (hedge
Building 1                                                                  fund) (formerly, Oak Hill Platinum Partners)
Austin, TX 78746                                                            (1999-2009). Formerly, Director, American
1941                                                                        Centruy Fund Complex (registered investment
                                                                            companies) (43 Portfolios) (1980-2014).
--------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                DFAIDG-Since 2000      122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG    DIG-Since 2000         investment companies   Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM     DFAITC-Since 2000                             Booth School of Business (since 1980). Director,
The University of Chicago     DEM-Since 2000                                HNI Corporation (formerly known as HON
Booth School of Business                                                    Industries Inc.) (office furniture) (since 2000).
5807 S. Woodlawn Avenue                                                     Director, Ryder System Inc. (transportation,
Chicago, IL 60637                                                           logistics and supply-chain management) (since
1953                                                                        2003). Trustee, UBS Funds (4 investment
                                                                            companies within the fund complex)
                                                                            (33 portfolios) (since 2009). Formerly, Co-Director
                                                                            Investment Research, Fundamental Investment
                                                                            Advisors (hedge fund) (2008-2011).

      NAME, POSITION                                PORTFOLIOS WITHIN THE
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE           OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------
                                              INTERESTED TRUSTEES/DIRECTORS*
------------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,   DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief        DFAITC-Since 1992                            Officer (until 1/1/2010) of the following
Executive Officer             DEM-Since 1993                               companies: Dimensional Holdings Inc.,
6300 Bee Cave Road                                                         Dimensional Fund Advisors LP, DFA Securities
Building One                                                               LLC, DEM, DFAIDG, DIG and DFAITC
Austin, TX 78746                                                           (collectively, the "DFA Entities"). Director of
1946                                                                       Dimensional Fund Advisors Ltd. and formerly,
                                                                           Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and
                                                                           Chief Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009- 2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners
                                                                           (2001-2010). Limited Partner, VSC Investors, LLC
                                                                           (since 2007). Trustee, University of Chicago.
                                                                           Trustee, University of Kansas Endowment
                                                                           Association. Formerly, Director, SA Funds
                                                                           (registered investment company). Chairman,
                                                                           Director and Co-Chief Executive Officer of
                                                                           Dimensional Fund Advisors Canada ULC.
                                                                           Director and President (since 2012) of
                                                                           Dimensional Japan Ltd. Chairman, Director,
                                                                           President, and Co-Chief Executive Officer of
                                                                           Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning
Director/Trustee, Co-Chief    DIG-Since 2009        investment companies   January 2010), Co-Chief Investment Officer
Executive Officer and Co-     DFAITC-Since 2009                            (since June 2014), Director/Trustee, and formerly,
Chief Investment Officer      DEM-Since 2009                               Chief Investment Officer (March 2007-June 2014)
6300 Bee Cave Road,                                                        of the DFA Entities. Director, Co-Chief Executive
Building One                                                               Officer and Chief Investment Officer (since 2010)
Austin, TX 78746                                                           of Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President
                                                                           and Co-Chief Investment Officer of Dimensional
                                                                           Fund Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director
                                                                           of DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice
                                                                           President of the DFA Entities and Dimensional
                                                                           Fund Advisors Canada ULC. Director and Chief
                                                                           Investment Officer (since December 2012) of
                                                                           Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            TERM OF OFFICE/1/
  NAME AND YEAR OF                           AND LENGTH OF
        BIRTH               POSITION            SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
--------------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson Physicians
                                                               Insurance Company (2010-2012).
--------------------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong  Vice President         Since 2016       Vice President of all the DFA Entities. Formerly, Regional
1977                                                           Director for Dimensional Fund Advisors LP (January 2011-
                                                               January 2016).
--------------------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
--------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013). Director of Dimensional Funds plc
                                                               and Dimensional Funds II plc (since November 2013).
--------------------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Client
1974                                                           Service Manager for Dimensional Fund Advisors LP
                                                               (February 2008-January 2014).
--------------------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Senior
1970                                                           Research Associate (January 2012-January 2014) and
                                                               Research Associate (2006-2011) for Dimensional Fund
                                                               Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1973                                                           Director for Dimensional Fund Advisors LP (April 2008-
                                                               January 2014).
--------------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
--------------------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the DFA
1967                   Assistant Secretary                     Entities, DFA Australia Limited, Dimensional Fund Advisors
                                                               Ltd., Dimensional Cayman Commodity Fund I Ltd.,
                                                               Dimensional Fund Advisors Pte. and Dimensional Hong
                                                               Kong Limited. Director, Vice President, Director and
                                                               Assistant Secretary of Dimensional Fund Advisors Canada
                                                               ULC.
--------------------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of Global
1964                                                           Financial Services for Dimensional Fund Advisors LP
                                                               (since 2008).
--------------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Regional
1970                                                           Director for Dimensional Fund Advisors LP (December
                                                               2010-January 2012).
--------------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1973                                                           Director (January 2010-January 2014) for Dimensional
                                                               Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
David K. Campbell      Vice President         Since 2016       Vice President of all the DFA Entities. Formerly, DC
1966                                                           Relationship Manager for Dimensional Fund Advisors LP
                                                               (October 2010-January 2016).
--------------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1972                                                           Director (January 2012-January 2015) for Dimensional
                                                               Fund Advisors LP; Principal for Chamberlain Financial
                                                               Group (October 2010-December 2011).
--------------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski     Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1971                                                           Director (June 2011-January 2015) for Dimensional Fund
                                                               Advisors LP; Sales Executive for Vanguard (2004-June
                                                               2011).

                                            TERM OF OFFICE/1/
   NAME AND YEAR OF                          AND LENGTH OF
        BIRTH                POSITION           SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities.
1956
----------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of Portfolio
1966                                                           Management (since March 2012) and Senior Portfolio
                                                               Manager (since January 2012) for Dimensional Fund
                                                               Advisors LP. Vice President of Dimensional Fund Advisors
                                                               Canada ULC (since April 2016). Formerly, Portfolio
                                                               Manager for Dimensional Fund Advisors LP (October 2005
                                                               to January 2012).
----------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly, Counsel
1972                                                           for Dimensional Fund Advisors LP (April 2012-January
                                                               2014); Vice President and Counsel for AllianceBernstein
                                                               L.P. (2006-2012).
----------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities. Director and Vice
1972                                                           President of Dimensional Japan Ltd (since February 2016).
                                                               President and Director of Dimensional Fund Advisors
                                                               Canada ULC (since February 2016), Vice President of DFA
                                                               Australia Limited (since April 2008) and Director (since Oct
                                                               2016). Director of Dimensional Advisors Ltd, Dimensional
                                                               Fund Advisors Pte. Ltd., and Dimensional Hong Kong
                                                               Limited, (since April 2016), Vice President of Dimensional
                                                               Fund Advisors Pte Ltd. (since June 2016), Head of Global
                                                               Institutional Services for Dimensional Fund Advisors LP
                                                               (since January 2014). Formerly, Vice President of
                                                               Dimensional Fund Advisors Canada ULC (December
                                                               2010-February 2016); Head of Institutional, North America
                                                               (March 2012 to December 2013) and Head of Portfolio
                                                               Management (January 2006 to March 2012) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Matthew B. Cobb         Vice President        Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1971                                                           Director for Dimensional Fund Advisors LP (September
                                                               2011-March 2013); Vice President at MullinTBG (2005-
                                                               2011).
----------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1971                                                           Director for Dimensional Fund Advisors LP (August 2010-
                                                               March 2014).
----------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1979                                                           Director for Dimensional Fund Advisors LP (2003-March
                                                               2014).
----------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly, Regional
1976                                                           Director for Dimensional Fund Advisors LP (August 2002-
                                                               January 2012).
----------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
----------------------------------------------------------------------------------------------------------------------------
John W. Crill (Wes)     Vice President        Since 2016       Vice President of all the DFA Entities. Formerly, Senior
1982                                                           Associate, Research (January 2015-January 2016);
                                                               Associate, Research (January 2014-January 2015);
                                                               Analyst, Research (July 2010-January 2014) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance Officer of all
1965                    Global Chief                           the DFA Entities, DFA Australia Limited and Dimensional
                        Compliance Officer                     Fund Advisors Ltd. Chief Compliance Officer and Chief
                                                               Privacy Officer of Dimensional Fund Advisors Canada
                                                               ULC, Chief Compliance Officer of Dimensional Fund
                                                               Advisors Pte. Ltd. Formerly, Vice President and Global
                                                               Chief Compliance Officer for Dimensional SmartNest (US)
                                                               LLC (October 2010-2014).
----------------------------------------------------------------------------------------------------------------------------
John T. Curnutte        Vice President        Since 2016       Vice President of all the DFA Entities. Formerly, Manager,
1980                                                           Research Systems (November 2012-January 2016) for
                                                               Dimensional Fund Advisors LP; Assistant Vice President,
                                                               Oaktree Capital Management (April 2011-October 2012.

                                            TERM OF OFFICE/1/
  NAME AND YEAR OF                           AND LENGTH OF
        BIRTH               POSITION            SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
John Dashtara          Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1980                                                           Director (July 2013-January 2015) for Dimensional Fund
                                                               Advisors LP; Relationship Manager for Blackrock, Inc. (July
                                                               2011-July 2013); Vice President for Towers Watson
                                                               (formerly, WellsCanning) (June 2009-July 2011).
----------------------------------------------------------------------------------------------------------------------------
James L. Davis         Vice President         Since 1999       Vice President of all the DFA Entities.
1956
----------------------------------------------------------------------------------------------------------------------------
Robert T. Deere        Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                           Limited and Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder  Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1979                                                           Director (January 2012-January 2014) and Senior
                                                               Associate (August 2010-December 2011) for Dimensional
                                                               Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Mark J. Dennis         Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Regional
1976                                                           Director (May 2011-January 2015) for Dimensional Fund
                                                               Advisors LP; Vice President, Portfolio Specialist (January
                                                               2007-May 2011) for Morgan Stanley Investment
                                                               Management.
----------------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis  Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                           Associate, Research (November 2012-January 2015) for
                                                               Dimensional Fund Advisors LP; Senior Consultant, NERA
                                                               Economic Consulting, New York (May 2010-November
                                                               2012).
----------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard       Vice President         Since 2010       Vice President of all the DFA Entities. Chief Data Officer
1972                                                           for Dimensional Fund Advisors LP (since January 2016).
----------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner     Vice President         Since 2001       Vice President of all the DFA Entities.
1970
----------------------------------------------------------------------------------------------------------------------------
Karen M. Dolan         Vice President         Since 2014       Vice President of all the DFA Entities. Head of Marketing
1979                                                           for Dimensional Fund Advisors LP (since February 2013).
                                                               Formerly, Senior Manager of Research and Marketing for
                                                               Dimensional Fund Advisors LP (June 2012-January 2013);
                                                               Director of Mutual Fund Analysis at Morningstar (January
                                                               2008-May 2012).
----------------------------------------------------------------------------------------------------------------------------
L. Todd Erskine        Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Regional
1959                                                           Director (May 2008-January 2015) for Dimensional Fund
                                                               Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice     Vice President and     Since 1998       Vice President and Assistant Secretary of all the DFA
1965                   Assistant Secretary                     Entities and DFA Australia Limited. Chief Operating Officer
                                                               for Dimensional Fund Advisors Pte. Ltd. (since April 2013).
                                                               Formerly, Chief Operating Officer for Dimensional Fund
                                                               Advisors Ltd. (July 2008-March 2013).
----------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker    Vice President         Since 2004       Vice President of all the DFA Entities.
1971
----------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall         Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of Portfolio
1974                                                           Management (since March 2012) and Senior Portfolio
                                                               Manager (since January 2012) of Dimensional Fund
                                                               Advisors LP. Vice President of Dimensional Fund Advisors
                                                               Canada ULC (since April 2016). Formerly, Portfolio
                                                               Manager of Dimensional Fund Advisors LP (September
                                                               2004-January 2012).
----------------------------------------------------------------------------------------------------------------------------
Edward A. Foley        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1976                                                           Director for Dimensional Fund Advisors LP (August 2011-
                                                               January 2014); Senior Vice President of First Trust
                                                               Advisors L.P. (2007-July 2011).
----------------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster    Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Senior
1959                                                           Associate (May 2011-January 2015) for Dimensional Fund
                                                               Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman      Vice President         Since 2009       Vice President of all the DFA Entities.
1970

                                         TERM OF OFFICE/1/
   NAME AND YEAR OF                       AND LENGTH OF
        BIRTH              POSITION          SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg    Vice President     Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1970                                                        President for Dimensional SmartNest (US) LLC (January
                                                            2012-November 2014); Senior Vice President for
                                                            Morningstar (July 2004-July 2011).
--------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour        Vice President     Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum          Vice President     Since 2012       Vice President of all the DFA Entities. Formerly, Managing
1968                                                        Director at BlackRock (2004-January 2012).
--------------------------------------------------------------------------------------------------------------------------
Henry F. Gray           Vice President     Since 2000       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
John T. Gray            Vice President     Since 2007       Vice President of all the DFA Entities.
1974
--------------------------------------------------------------------------------------------------------------------------
Christian Gunther       Vice President     Since 2011       Vice President of all the DFA Entities. Senior Trader for
1975                                                        Dimensional Fund Advisors LP (since 2012). Formerly,
                                                            Senior Trader (2009-2012).
--------------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins       Vice President     Since 2014       Vice President of all the DFA Entities. Formerly, Counsel
1974                                                        for Dimensional Fund Advisors LP (January 2011-January
                                                            2014).
--------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner          Vice President     Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight          Vice President     Since 2005       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle       Vice President,    Since 2016       Vice President, Chief Financial Officer, and Treasurer of all
1958                    Chief Financial                     the DFA Entities. Interim Chief Financial Officer, interim
                        Officer, and                        Treasurer and Vice President of Dimensional Advisors Ltd.,
                        Treasurer                           Dimensional Hong Kong Limited, Dimensional Cayman
                                                            Commodity Fund I Ltd., Dimensional Fund Advisors
                                                            Canada ULC, Dimensional Fund Advisors Pte. Ltd, DFA
                                                            Australia Ltd. Formerly, interim Chief Financial Officer and interim Treasurer (April 2016-September 2016), and
                                                            Controller (August 2015-September 2016) of all the DFA
                                                            Entities); Vice President of T. Rowe Price Group, Inc. and
                                                            Director of Investment Treasury and Treasurer of the
                                                            T. Rowe Price Funds (March 2008-July 2015).
--------------------------------------------------------------------------------------------------------------------------
Christine W. Ho         Vice President     Since 2004       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath      Vice President     Since 2011       Vice President of all the DFA Entities. Formerly, Managing
1960                                                        Director, Co-Head Global Consultant Relations at
                                                            BlackRock (2004-2011).
--------------------------------------------------------------------------------------------------------------------------
Mark A. Hunter          Vice President     Since 2015       Vice President of all the DFA Entities. Formerly, Senior
1971                                                        Compliance Officer (November 2010-January 2015) for
                                                            Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Alan R. Hutchison       Vice President     Since 2016       Vice President of all the DFA Entities. Portfolio Manager for
1977                                                        Dimensional Fund Advisors LP (January 2013-Present).
                                                            Formerly, Investment Associate for Dimensional Fund
                                                            Advisors LP (January 2010-January 2013).
--------------------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President     Since 2016       Vice President of all the DFA Entities. Formerly, Regional
1983                                                        Director for Dimensional Fund Advisors LP (April 2006-
                                                            January 2016).
--------------------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President     Since 2016       Vice President of all the DFA Entities. Formerly, Manager,
1977                                                        IT Service Management (October 2014-January 2016);
                                                            Manager, Managed DC Systems (October 2005-October
                                                            2014) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President     Since 2004       Vice President of all the DFA Entities and Dimensional
1973                                                        Cayman Commodity Fund I Ltd.
--------------------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President     Since 2014       Vice President of all the DFA Entities. Formerly, Manager
1971                                                        of Sales and Marketing Systems (January 2011-January
                                                            2014) for Dimensional Fund Advisors LP.

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
Stephen W. Jones     Vice President    Since 2012       Vice President of all the DFA Entities. Formerly, Facilities
1968                                                    Manager for Dimensional Fund Advisors LP (October
                                                        2008-January 2012).
----------------------------------------------------------------------------------------------------------------------
Scott P. Kaup        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior
1975                                                    Manager, Investment Operations (January 2014-January
                                                        2015) and Investment Operations Manager (May 2008-
                                                        January 2014) for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President    Since 2014       Vice President of all the DFA Entities. Head of Operations
1978                                                    for Financial Advisor Services for Dimensional Fund
                                                        Advisors LP (since July 2014). Formerly, Counsel of
                                                        Dimensional Fund Advisors LP (August 2011-January
                                                        2014); Associate at Andrews Kurth LLP (2006-2011).
----------------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                    Dimensional Holdings Inc., Dimensional Fund Advisors LP
                                                        and Dimensional Japan Ltd. Chief Operating Officer and
                                                        Director of Dimensional Japan Ltd. Formerly, Vice
                                                        President of DFA Securities LLC, Dimensional Cayman
                                                        Commodity Fund I Ltd. and Dimensional Advisors Ltd (until
                                                        February 2015); Chief Operating Officer of Dimensional
                                                        Holdings Inc., DFA Securities LLC, Dimensional Fund
                                                        Advisors LP, Dimensional Cayman Commodity Fund I Ltd.,
                                                        Dimensional Advisors Ltd. and Dimensional Fund Advisors
                                                        Pte. Ltd. (until February 2015); Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors
                                                        Canada ULC (until February 2015); Director of DFA
                                                        Australia Limited, Dimensional Fund Advisors Ltd. and
                                                        Dimensional Advisors Ltd. (until February 2015); and
                                                        Director and Vice President of Dimensional Hong Kong
                                                        Limited and Dimensional Fund Advisors Pte. Ltd. (until
                                                        February 2015).
----------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1977                                                    Director for Dimensional Fund Advisors LP (October 2004-
                                                        January 2013).
----------------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio Manager for
1971                                                    Dimensional Fund Advisors LP (since June 2004).
----------------------------------------------------------------------------------------------------------------------
Arun C. Keswani      Vice President    Since 2016       Vice President of all the DFA Entities. Senior Portfolio
1975                                                    Manager for Dimensional Fund Advisors LP (January
                                                        2015-Present). Formerly, Portfolio Manager (January
                                                        2013-January 2015) and Investment Associate (October
                                                        2011-January 2013) for Dimensional Fund Advisors LP;
                                                        Investment Banking Associate at Morgan Stanley (August
                                                        2010-September 2011).
----------------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Creative
1972                                                    Director for Dimensional Fund Advisors LP (September
                                                        2012-January 2014); Vice President and Global Creative
                                                        Director at Morgan Stanley (2007-2012); Visiting Assistant
                                                        Professor, Graduate Communications Design at Pratt
                                                        Institute (2004-2012).
----------------------------------------------------------------------------------------------------------------------
Natalia Y. Knych     Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Manager,
1971                                                    RFP, Institutional (January 2015-January 2016); Senior
                                                        Associate, Institutional (April 2007-January 2015) for
                                                        Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of Defined
1971                                                    Contribution Sales for Dimensional Fund Advisors LP
                                                        (since August 2010).
----------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior Portfolio
1971                                                    Manager of Dimensional Fund Advisors LP (since January
                                                        2012). Formerly, Portfolio Manager for Dimensional (April
                                                        2001-January 2012).
----------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Senior
1981                                                    Associate, Investment Analytics and Data (January 2012-
                                                        December 2012) and Systems Developer (June 2007-
                                                        December 2011) for Dimensional Fund Advisors LP.

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1966                                                    Director (May 2010-January 2014) for Dimensional Fund
                                                        Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------------
Michael F. Lane      Vice President    Since 2004       Vice President of all the DFA Entities. Formerly, Chief
1967                                                    Executive Officer for Dimensional SmartNest (US) LLC
                                                        (July 2012-November 2014).
---------------------------------------------------------------------------------------------------------------------
Francis R. Lao       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
1969                                                    President-Global Operations at Janus Capital Group
                                                        (2005-2011).
---------------------------------------------------------------------------------------------------------------------
David F. LaRusso     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Senior
1978                                                    Trader (January 2010-December 2012) for Dimensional
                                                        Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Juliet H. Lee        Vice President    Since 2005       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------------
Marlena I. Lee       Vice President    Since 2011       Vice President of all the DFA Entities.
1980
---------------------------------------------------------------------------------------------------------------------
Paul A. Lehman       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1971                                                    Director (July 2013-January 2015) for Dimensional Fund
                                                        Advisors LP; Chief Investment Officer (April 2005-April
                                                        2013) for First Citizens Bancorporation.
---------------------------------------------------------------------------------------------------------------------
John B. Lessley      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1960                                                    Director for Dimensional Fund Advisors LP (January 2008-
                                                        January 2013).
---------------------------------------------------------------------------------------------------------------------
Joy L. Lopez         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior Tax
1971                                                    Manager (February 2013-January 2015) for Dimensional
                                                        Fund Advisors LP; Vice President and Tax Manager, North
                                                        America (August 2006-April 2012) for Pacific Investment
                                                        Management Company.
---------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu    Vice President    Since 2009       Vice President of all the DFA Entities.
1969
---------------------------------------------------------------------------------------------------------------------
Timothy P. Luyet     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior
1972                                                    Manager, Marketing Operations (January 2014-January
                                                        2015), Manager, Client Systems (October 2011-January
                                                        2014) and RFP Manager (April 2010-October 2011) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Peter Magnusson      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1969                                                    Director for Dimensional Fund Advisors LP (January 2011-
                                                        January 2014).
---------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell    Vice President    Since 2010       Vice President of all the DFA Entities and Dimensional
1972                                                    Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus      Vice President    Since 2008       Vice President of all DFA Entities and Head of Global
1970                                                    Human Resources for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior
1965                                                    Compliance Officer (May 2012-January 2015) for
                                                        Dimensional Fund Advisors LP; Chief Compliance Officer
                                                        (April 2010-April 2012) for Al Frank Asset Management.
---------------------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1975                                                    Director of Dimensional Fund Advisors LP (January 2009-
                                                        January 2014).
---------------------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1984                                                    Director (January 2009-January 2014) and Senior
                                                        Associate (2011) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Francis L. McNamara  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Manager,
1959                                                    Project Management Office for Dimensional Fund Advisors
                                                        LP (October 2006-January 2016).

                                         TERM OF OFFICE/1/
 NAME AND YEAR OF                          AND LENGTH OF
       BIRTH              POSITION            SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President      Since 2015          Vice President of all the DFA Entities. Portfolio Manager
1981                                                         (since September 2011) for Dimensional Fund Advisors
                                                             LP. Formerly, Portfolio Manager for Wells Capital
                                                             Management (October 2004-September 2011).
---------------------------------------------------------------------------------------------------------------------------
Tracy R. Mitchell    Vice President      Since 2016          Vice President of all the DFA Entities. Formerly, Regional
1974                                                         Director for Dimensional Fund Advisors LP (September
                                                             2013-January 2016); Managing Director, Client Services,
                                                             Charles Schwab (December 2009-August 2013).
---------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President      Since 2013          Vice President of all the DFA Entities. Formerly, Manager,
1971                                                         Investment Systems (2011-January 2013) for Dimensional
                                                             Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and  Vice President      Vice President and Secretary of all the DFA Entities.
1964                 Secretary           since 1997 and      Director, Vice President and Secretary of DFA Australia
                                         Secretary since     Limited and Dimensional Fund Advisors Ltd. (since
                                         2000                February 2002, April 1997, and May 2002, respectively).
                                                             Vice President and Secretary of Dimensional Fund
                                                             Advisors Canada ULC (since June 2003), Dimensional
                                                             Cayman Commodity Fund I Ltd., Dimensional Japan Ltd
                                                             (since February 2012), Dimensional Advisors Ltd (since
                                                             March 2012), Dimensional Fund Advisors Pte. Ltd. (since
                                                             June 2012). Director of Dimensional Funds plc and
                                                             Dimensional Funds II plc (since 2002 and 2006,
                                                             respectively). Director of Dimensional Japan Ltd.,
                                                             Dimensional Advisors Ltd., Dimensional Fund Advisors
                                                             Pte. Ltd. and Dimensional Hong Kong Limited (since
                                                             August 2012 and July 2012). Formerly, Vice President and
                                                             Secretary of Dimensional SmartNest (US) LLC (October
                                                             2010-November 2014).
---------------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President      Since 2015          Vice President of all the DFA Entities. Formerly, Regional
1977                                                         Director (June 2011-January 2015) for Dimensional Fund
                                                             Advisors LP; Sales Executive for Vanguard (July 2008-May
                                                             2011).
---------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President      Since 2011          Vice President of all the DFA Entities. Formerly, Portfolio
1964                                                         Manager for Dimensional Fund Advisors LP (2008-2010).
---------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and  Since 2013          Vice President and Deputy Chief Compliance Officer of all
1961                 Deputy Chief                            the DFA Entities. Deputy Chief Compliance Officer of
                     Compliance Officer                      Dimensional Fund Advisors LP (since December 2012).
                                                             Formerly, Chief Compliance Officer of Wellington
                                                             Management Company, LLP (2004-2011).
---------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President      Since 2010          Vice President of all the DFA Entities, Dimensional
1974                                                         Cayman Commodity Fund I Ltd., and Dimensional Fund
                                                             Advisors Canada ULC (since April 2016). Deputy General
                                                             Counsel, Funds (since 2011).
---------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and  Vice President      Vice President and Co-Chief Investment Officer of all the
1976                 Co-Chief            since 2007 and      DFA Entities, Dimensional Fund Advisors Canada ULC,
                     Investment Officer  Co-Chief            and Dimensional Japan Ltd. Director of Dimensional Funds
                                         Investment Officer  plc and Dimensional Fund II plc.
                                         since 2014
---------------------------------------------------------------------------------------------------------------------------
Randy C. Olson       Vice President      Since 2016          Vice President of all the DFA Entities. Formerly, Senior
1980                                                         Compliance Officer for Dimensional Fund Advisors LP
                                                             (July 2014-January 2016); Vice President Regional Head
                                                             of Investment Compliance, Asia, PIMCO Asia Private
                                                             Limited (July 2012-July 2014); Country Compliance Officer,
                                                             Janus Capital, Singapore Private Limited (May 2011-June
                                                             2012).
---------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President      Since 2009          Vice President of all the DFA Entities. Portfolio Manager for
1973                                                         Dimensional Fund Advisors LP (since July 2005).
---------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President      Since 2010          Vice President of all the DFA Entities.
1978

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1977                                                    Director for Dimensional Fund Advisors LP (2012-January
                                                        2013); Senior Consultant (June 2011-December 2011) and
                                                        Senior Investment Analyst and Consultant (July 2008-June
                                                        2011) at Hewitt EnnisKnupp.
-------------------------------------------------------------------------------------------------------------------
Mary T. Phillips     Vice President    Since 2016       Vice President of all the DFA Entities. Senior Portfolio
1981                                                    Manager (January 2015-present). Formerly, Portfolio
                                                        Manager (April 2014-January 2015) and Investment
                                                        Associate for Dimensional Fund Advisors LP (July 2012-
                                                        March 2014).
-------------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce    Vice President    Since 2015       Vice President of all the DFA Entities. Senior Manager,
1984                                                    Advisor Benchmarking (since January 2015) for
                                                        Dimensional Fund Advisors LP. Formerly, Manager,
                                                        Advisor Benchmarking (April 2012-December 2014) for
                                                        Dimensional Fund Advisors LP; Senior Manager, Research
                                                        and Consulting (October 2010-April 2012) for Crain
                                                        Communications Inc.
-------------------------------------------------------------------------------------------------------------------
Olivian T. Pitis     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1974                                                    Director (May 2011-January 2015) for Dimensional Fund
                                                        Advisors LP.
-------------------------------------------------------------------------------------------------------------------
Brian P. Pitre       Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
1976                                                    Dimensional Fund Advisors LP (since February 2015).
                                                        Formerly, Chief Financial Officer and General Counsel for
                                                        Relentless (March 2014-January 2015); Vice President of
                                                        all the DFA Entities (January 2013-March 2014); Counsel
                                                        for Dimensional Fund Advisors LP (January 2009-March
                                                        2014).
-------------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President    Since 1993       Vice President of all the DFA Entities, DFA Australia
1961                                                    Limited, Dimensional Fund Advisors Ltd. and Dimensional
                                                        Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President    Since 2011       Vice President of all the DFA Entities. Senior Portfolio
1970                                                    Manager for Dimensional Fund Advisors LP (since January
                                                        2015). Formerly, Portfolio Manager for Dimensional Fund
                                                        Advisors LP (2006-January 2015).
-------------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1967                                                    Director for Dimensional Fund Advisors LP (January 2011-
                                                        January 2014).
-------------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Planning
1969                                                    and Analysis Manager for Dimensional Fund Advisors LP
                                                        (July 2007-January 2014).
-------------------------------------------------------------------------------------------------------------------
Cory T. Riedberger   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1979                                                    Director (March 2011-January 2015) for Dimensional Fund
                                                        Advisors LP.
-------------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President    Since 2012       Vice President of all the DFA Entities. Formerly, Research
1981                                                    Associate (June 2011-January 2012) for Dimensional Fund
                                                        Advisors LP.
-------------------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior
1968                                                    Fund Accounting Manager (July 2013-January 2015) for
                                                        Dimensional Fund Advisors LP; Senior Financial
                                                        Consultant and Chief Accounting Officer (July 2002-July
                                                        2013) for MFS Investment Management.
-------------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1978                                                    President for Dimensional SmartNest (US) LLC
                                                        (September 2010-November 2014).
-------------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Senior
1960                                                    Manager, Human Resources for Dimensional Fund
                                                        Advisors LP (January 2012-January 2014); Director of
                                                        Human Resources at Spansion, Inc. (March 2009-
                                                        December 2011).

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Manager
1987                                                     Investment Analytics and Data (January 2014-January
                                                         2015), Senior Associate, Investment Analytics and Data
                                                         (January 2013-January 2014), Associate, Investment
                                                         Analytics and Data (January 2012-January 2013), and
                                                         Investment Data Analyst (April 2010-January 2012) for
                                                         Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Julie A. Saft         Vice President    Since 2010       Vice President of all the DFA Entities.
1959
----------------------------------------------------------------------------------------------------------------------
Joel P. Schneider     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio Manager
1980                                                     (since 2013) for Dimensional Fund Advisors LP. Formerly,
                                                         Investment Associate (April 2011-January 2013) for
                                                         Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Ashish Shrestha       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1978                                                     Director (September 2009-January 2015) for Dimensional
                                                         Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Bruce A. Simmons      Vice President    Since 2009       Vice President of all the DFA Entities.
1965
----------------------------------------------------------------------------------------------------------------------
Ted R. Simpson        Vice President    Since 2007       Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Bhanu P. Singh        Vice President    Since 2014       Vice President of all the DFA Entities. Senior Portfolio
1981                                                     Manager for Dimensional Fund Advisors LP (since January
                                                         2015). Formerly, Portfolio Manager (January 2012-January
                                                         2015) and Investment Associate for Dimensional Fund
                                                         Advisors LP (August 2010-December 2011).
----------------------------------------------------------------------------------------------------------------------
Bryce D. Skaff        Vice President    Since 2007       Vice President of all the DFA Entities.
1975
----------------------------------------------------------------------------------------------------------------------
Lukas J. Smart        Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio Manager of
1977                                                     Dimensional Fund Advisors LP (since January 2010).
----------------------------------------------------------------------------------------------------------------------
Andrew D. Smith       Vice President    Since 2011       Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Grady M. Smith        Vice President    Since 2004       Vice President of all the DFA Entities and Dimensional
1956                                                     Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
Matthew Snider        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Regional
1976                                                     Director for Dimensional Fund Advisors LP (September
                                                         2011-January 2016); Sales Executive, Vanguard (May
                                                         2008-August 2011).
----------------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President    Since 2004       Vice President of all the DFA Entities.
1947
----------------------------------------------------------------------------------------------------------------------
Charlene L. St. John  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Senior
1965                                                     Manager for Dimensional Fund Advisors LP (September
                                                         2014-January 2016); Vice President of Marketing, Forward
                                                         Management/Salient (January 2008-February 2014).
----------------------------------------------------------------------------------------------------------------------
Brent M. Stone        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Project
1971                                                     Manager (September 2012-December 2015) and Manager,
                                                         Corporate Systems for Dimensional Fund Advisors LP
                                                         (January 2011-September 2012).
----------------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1971                                                     Director for Dimensional Fund Advisors LP (April 2010-
                                                         January 2013).
----------------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Manager,
1973                                                     Investment Analytics and Data (2012-January 2013) and
                                                         Research Assistant (2002-2011) for Dimensional Fund
                                                         Advisors LP.
----------------------------------------------------------------------------------------------------------------------
James J. Taylor       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                     Accounting Manager for Dimensional Fund Advisors LP
                                                         (November 2009-January 2016).

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1980                                                     Director (2010-January 2013) for Dimensional Fund
                                                         Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly, Regional
1978                                                     Director for Dimensional Fund Advisors LP (January 2008-
                                                         January 2012).
-----------------------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-----------------------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Research
1982                                                     Associate (June 2011-January 2015) for Dimensional Fund
                                                         Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                     Limited, Dimensional Fund Advisors Ltd., and Dimensional
                                                         Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1979                                                     Director for Dimensional Fund Advisors LP (September
                                                         2008-January 2014).
-----------------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
1970                                                     Dimensional Fund Advisors LP (since 2004).
-----------------------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1974                                                     Director (January 2012-January 2015) for Dimensional
                                                         Fund Advisors LP; Director of Marketing and Investor
                                                         Relations for Treaty Oak Capital Management (July 2011-
                                                         October 2011); Vice President for Rockspring Capital
                                                         (October 2010-July 2011).
-----------------------------------------------------------------------------------------------------------------------
Griffin S. Watkins    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Regional
1985                                                     Director (January 2014-January 2016) and Senior
                                                         Associate (January 2011-December 2013) for Dimensional
                                                         Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
Timothy P. Wei        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Counsel
1968                                                     for Dimensional Fund Advisors LP (July 2014-January
                                                         2016); Assistant General Counsel, Teacher Retirement
                                                         System of Texas (October 2008-June 2014).
-----------------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
-----------------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
-----------------------------------------------------------------------------------------------------------------------
Kristina M. Williams  Vice President    Since 2016       Vice President of all the DFDA Entities. Formerly, Client
1975                                                     Service Supervisor for Dowling & Yahnke (July 2014-January
                                                         2016); Head of Operations for The Elements Financial Group
                                                         (January 2013-June 2014); Head of Operations for
                                                         Vericimetry Advisors LLC (July 2011-December 2012).
-----------------------------------------------------------------------------------------------------------------------
Jeremy J. Willis      Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Manager,
1976                                                     Client Systems for Dimensional Fund Advisors LP (May
                                                         2012-January 2016); Vice President, Implementations,
                                                         Citigroup (August 2006-October 2011).
-----------------------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President    Since 2015       Vice President of all the DFA Entities. Head of Global
1981                                                     Recruiting and Development (since June 2014) for
                                                         Dimensional Fund Advisors LP. Formerly, Senior Manager,
                                                         Recruiting (December 2012-June 2014) for Dimensional
                                                         Fund Advisors LP; Co-Head of Global Recruiting (May
                                                         2009-November 2012) for Two Sigma Investments.
-----------------------------------------------------------------------------------------------------------------------
Cecelia K. Wong       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Client
1981                                                     Service Manager for Dimensional Fund Advisors LP (June
                                                         2005-January 2016).
-----------------------------------------------------------------------------------------------------------------------
Craig A. Wright       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                     Accounting Manager for Dimensional Fund Advisors LP
                                                         (November 2011-January 2016); Senior Associate,
                                                         PricewaterhouseCoopers LP (July 2009-November 2011).
-----------------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President    Since 2011       Vice President of all the DFA Entities.
1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2015 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                            QUALIFYING
                                                                               FOR
                        NET                                                 CORPORATE
DIMENSIONAL         INVESTMENT    SHORT-TERM     LONG-TERM                  DIVIDENDS   QUALIFYING  FOREIGN   FOREIGN  QUALIFYING
INVESTMENT            INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED    DIVIDEND     TAX     SOURCE    INTEREST
GROUP INC.         DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1) INCOME(2)  CREDIT(3) INCOME(4) INCOME(5)
-----------        ------------- ------------- ------------- ------------- ------------ ---------- --------- --------- ----------
DFA International
 Value
 Portfolio IV.....      100%          --            --            100%         100%        100%        5%       100%      100%
Emerging Markets
 Portfolio II.....      100%          --            --            100%         100%        100%        6%       100%      100%

                   QUALIFYING
                     SHORT-
DIMENSIONAL           TERM
INVESTMENT          CAPITAL
GROUP INC.          GAIN(6)
-----------        ----------
DFA International
 Value
 Portfolio IV.....    100%
Emerging Markets
 Portfolio II.....    100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-011A
 [LOGO]Recycled Recyclable                                           00185762

[LOGO]


ANNUAL REPORT
year ended: October 31, 2016

Dimensional Investment Group Inc.
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/ Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................   5
     Disclosure of Fund Expenses........................................  10
     Disclosure of Portfolio Holdings...................................  12
     Schedules of Investments
         Global Equity Portfolio........................................  13
         Global Allocation 60/40 Portfolio..............................  14
         Global Allocation 25/75 Portfolio..............................  15
     Statements of Assets and Liabilities...............................  16
     Statements of Operations...........................................  17
     Statements of Changes in Net Assets................................  18
     Financial Highlights...............................................  19
     Notes to Financial Statements......................................  23
     Report of Independent Registered Public Accounting Firm............  32
     Section 19(a) Notice...............................................  33
  Fund Management.......................................................  34
  Voting Proxies on Fund Portfolio Securities...........................  48
  Notice to Shareholders................................................  49

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Footnotes
+    See Note B to Financial Statements.

Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
N/A  Does not apply to this fund.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD INDEX (NET DIVIDENDS)
October 31, 2006-October 31, 2016

                                     [CHART]
                Global Equity Portfolio -           MSCI World Index
                  Institutional Class                (net dividends)
               ---------------------------         ------------------

10/2006                    10,000                        10,000
11/2006                    10,292                        10,245
12/2006                    10,481                        10,453
01/2007                    10,694                        10,577
02/2007                    10,623                        10,522
03/2007                    10,793                        10,714
04/2007                    11,197                        11,187
05/2007                    11,615                        11,500
06/2007                    11,468                        11,411
07/2007                    11,069                        11,159
08/2007                    11,055                        11,150
09/2007                    11,440                        11,680
10/2007                    11,762                        12,039
11/2007                    11,082                        11,547
12/2007                    10,943                        11,398
01/2008                    10,260                        10,527
02/2008                    10,084                        10,466
03/2008                    10,029                        10,365
04/2008                    10,523                        10,910
05/2008                    10,758                        11,077
06/2008                     9,771                        10,193
07/2008                     9,652                         9,944
08/2008                     9,623                         9,804
09/2008                     8,605                         8,638
10/2008                     6,815                         7,000
11/2008                     6,264                         6,547
12/2008                     6,567                         6,757
01/2009                     5,883                         6,165
02/2009                     5,236                         5,534
03/2009                     5,734                         5,952
04/2009                     6,558                         6,619
05/2009                     7,117                         7,219
06/2009                     7,098                         7,186
07/2009                     7,759                         7,795
08/2009                     8,102                         8,117
09/2009                     8,512                         8,440
10/2009                     8,199                         8,290
11/2009                     8,535                         8,629
12/2009                     8,834                         8,784
01/2010                     8,511                         8,421
02/2010                     8,742                         8,539
03/2010                     9,378                         9,068
04/2010                     9,578                         9,070
05/2010                     8,694                         8,201
06/2010                     8,287                         7,920
07/2010                     8,991                         8,562
08/2010                     8,550                         8,242
09/2010                     9,454                         9,011
10/2010                     9,804                         9,346
11/2010                     9,742                         9,145
12/2010                    10,543                         9,817
01/2011                    10,723                        10,039
02/2011                    11,098                        10,390
03/2011                    11,166                        10,288
04/2011                    11,557                        10,725
05/2011                    11,322                        10,502
06/2011                    11,114                        10,336
07/2011                    10,822                        10,149
08/2011                     9,955                         9,434
09/2011                     8,893                         8,619
10/2011                     9,962                         9,511
11/2011                     9,812                         9,278
12/2011                     9,762                         9,273
01/2012                    10,400                         9,739
02/2012                    10,879                        10,214
03/2012                    11,023                        10,346
04/2012                    10,872                        10,228
05/2012                     9,945                         9,345
06/2012                    10,398                         9,821
07/2012                    10,438                         9,948
08/2012                    10,744                        10,200
09/2012                    11,099                        10,480
10/2012                    11,058                        10,409
11/2012                    11,188                        10,542
12/2012                    11,543                        10,741
01/2013                    12,146                        11,288
02/2013                    12,203                        11,306
03/2013                    12,551                        11,571
04/2013                    12,771                        11,936
05/2013                    12,943                        11,940
06/2013                    12,675                        11,646
07/2013                    13,382                        12,259
08/2013                    13,045                        11,998
09/2013                    13,750                        12,598
10/2013                    14,286                        13,091
11/2013                    14,575                        13,324
12/2013                    14,908                        13,606
01/2014                    14,360                        13,102
02/2014                    15,074                        13,758
03/2014                    15,215                        13,778
04/2014                    15,240                        13,919
05/2014                    15,507                        14,193
06/2014                    15,907                        14,447
07/2014                    15,530                        14,216
08/2014                    15,999                        14,529
09/2014                    15,366                        14,135
10/2014                    15,576                        14,227
11/2014                    15,736                        14,512
12/2014                    15,597                        14,278
01/2015                    15,267                        14,019
02/2015                    16,172                        14,840
03/2015                    16,021                        14,608
04/2015                    16,301                        14,951
05/2015                    16,403                        15,002
06/2015                    16,114                        14,653
07/2015                    16,062                        14,916
08/2015                    15,106                        13,929
09/2015                    14,583                        13,415
10/2015                    15,587                        14,479
11/2015                    15,621                        14,407
12/2015                    15,173                        14,153
01/2016                    14,276                        13,307
02/2016                    14,259                        13,208
03/2016                    15,379                        14,104
04/2016                    15,579                        14,327
05/2016                    15,691                        14,407
06/2016                    15,600                        14,246
07/2016                    16,289                        14,848
08/2016                    16,394                        14,860
09/2016                    16,498                        14,939          Past performance is not predictive of
10/2016                    16,156                        14,650          future performance.
                                                                         The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
          Average Annual        One        Five         Ten              would pay on fund distributions or the
          Total Return          Year       Years       Years             redemption of fund shares.
          --------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                3.65%      10.15%      4.91%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO -- CLASS R2 VS.
MSCI WORLD INDEX (NET DIVIDENDS)
October 31, 2006-October 31, 2016

                                     [CHART]
                  Global Equity Portfolio -      MSCI World Index
                          Class R2                (net dividends)
                 ---------------------------    ------------------

10/2006                    10,000                    10,000
11/2006                    10,293                    10,245
12/2006                    10,478                    10,453
01/2007                    10,691                    10,577
02/2007                    10,613                    10,522
03/2007                    10,783                    10,714
04/2007                    11,180                    11,187
05/2007                    11,591                    11,500
06/2007                    11,447                    11,411
07/2007                    11,041                    11,159
08/2007                    11,034                    11,150
09/2007                    11,413                    11,680
10/2007                    11,727                    12,039
11/2007                    11,056                    11,547
12/2007                    10,907                    11,398
01/2008                    10,227                    10,527
02/2008                    10,045                    10,466
03/2008                     9,992                    10,365
04/2008                    10,475                    10,910
05/2008                    10,709                    11,077
06/2008                     9,731                    10,193
07/2008                     9,606                     9,944
08/2008                     9,576                     9,804
09/2008                     8,564                     8,638
10/2008                     6,776                     7,000
11/2008                     6,229                     6,547
12/2008                     6,531                     6,757
01/2009                     5,847                     6,165
02/2009                     5,201                     5,534
03/2009                     5,702                     5,952
04/2009                     6,515                     6,619
05/2009                     7,074                     7,219
06/2009                     7,047                     7,186
07/2009                     7,706                     7,795
08/2009                     8,036                     8,117
09/2009                     8,451                     8,440
10/2009                     8,135                     8,290
11/2009                     8,466                     8,629
12/2009                     8,761                     8,784
01/2010                     8,437                     8,421
02/2010                     8,663                     8,539
03/2010                     9,292                     9,068
04/2010                     9,488                     9,070
05/2010                     8,611                     8,201
06/2010                     8,205                     7,920
07/2010                     8,897                     8,562
08/2010                     8,463                     8,242
09/2010                     9,362                     9,011
10/2010                     9,697                     9,346
11/2010                     9,636                     9,145
12/2010                    10,428                     9,817
01/2011                    10,605                    10,039
02/2011                    10,973                    10,390
03/2011                    11,037                    10,288
04/2011                    11,421                    10,725
05/2011                    11,183                    10,502
06/2011                    10,971                    10,336
07/2011                    10,685                    10,149
08/2011                     9,828                     9,434
09/2011                     8,780                     8,619
10/2011                     9,828                     9,511
11/2011                     9,680                     9,278
12/2011                     9,625                     9,273
01/2012                    10,257                     9,739
02/2012                    10,734                    10,214
03/2012                    10,868                    10,346
04/2012                    10,720                    10,228
05/2012                     9,798                     9,345
06/2012                    10,249                     9,821
07/2012                    10,280                     9,948
08/2012                    10,579                    10,200
09/2012                    10,935                    10,480
10/2012                    10,887                    10,409
11/2012                    11,014                    10,542
12/2012                    11,359                    10,741
01/2013                    11,947                    11,288
02/2013                    11,995                    11,306
03/2013                    12,345                    11,571
04/2013                    12,560                    11,936
05/2013                    12,720                    11,940
06/2013                    12,459                    11,646
07/2013                    13,149                    12,259
08/2013                    12,812                    11,998
09/2013                    13,499                    12,598
10/2013                    14,030                    13,091
11/2013                    14,311                    13,324
12/2013                    14,631                    13,606
01/2014                    14,090                    13,102
02/2014                    14,785                    13,758
03/2014                    14,925                    13,778
04/2014                    14,941                    13,919
05/2014                    15,201                    14,193
06/2014                    15,590                    14,447
07/2014                    15,223                    14,216
08/2014                    15,679                    14,529
09/2014                    15,051                    14,135
10/2014                    15,255                    14,227
11/2014                    15,410                    14,512
12/2014                    15,273                    14,278
01/2015                    14,944                    14,019
02/2015                    15,831                    14,840
03/2015                    15,677                    14,608
04/2015                    15,949                    14,951
05/2015                    16,039                    15,002
06/2015                    15,759                    14,653
07/2015                    15,701                    14,916
08/2015                    14,766                    13,929
09/2015                    14,250                    13,415
10/2015                    15,231                    14,479
11/2015                    15,255                    14,407
12/2015                    14,817                    14,153
01/2016                    13,939                    13,307
02/2016                    13,922                    13,208
03/2016                    15,007                    14,104
04/2016                    15,201                    14,327
05/2016                    15,302                    14,407
06/2016                    15,212                    14,246
07/2016                    15,880                    14,848
08/2016                    15,982                    14,860           Past performance is not predictive of
09/2016                    16,082                    14,939           future performance.
10/2016                    15,743                    14,650           The returns shown do not reflect the
                                                                      deduction of taxes that a shareholder
         Average Annual       One        Five        Ten              would pay on fund distributions or the
         Total Return         Year       Years      Years             redemption of fund shares.
         ------------------------------------------------------       MSCI data copyright MSCI 2016, all
                              3.37%      9.88%      4.64%             rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 60/40 PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD INDEX (NET DIVIDENDS),
CITI WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 60/40 COMPOSITE INDEX (MSCI/CITI)
October 31, 2006-October 31, 2016

                                     [CHART]

            Global Allocation                     Citi World
                  60/40                         Government Bond   Global 60/40
                 Portfolio                      Index,1-3 Years,   Composite
            - Institutional  MSCI World Index  Currency-Hedged      Index
                  Class      (net dividends)      in USD Terms  (MSCI/Citigroup)
             --------------  -----------------  --------------- ----------------
10/2006          $10,000         $10,000           $10,000          $10,000
11/2006           10,193          10,245            10,046           10,165
12/2006           10,316          10,453            10,066           10,297
01/2007           10,454          10,577            10,103           10,386
02/2007           10,438          10,522            10,159           10,376
03/2007           10,554          10,714            10,195           10,505
04/2007           10,807          11,187            10,229           10,797
05/2007           11,060          11,500            10,237           10,982
06/2007           10,991          11,411            10,274           10,947
07/2007           10,787          11,159            10,347           10,832
08/2007           10,811          11,150            10,439           10,866
09/2007           11,050          11,680            10,498           11,201
10/2007           11,265          12,039            10,543           11,426
11/2007           10,885          11,547            10,642           11,189
12/2007           10,823          11,398            10,673           11,115
01/2008           10,444          10,527            10,802           10,659
02/2008           10,343          10,466            10,860           10,645
03/2008           10,316          10,365            10,860           10,584
04/2008           10,612          10,910            10,820           10,902
05/2008           10,755          11,077            10,786           10,988
06/2008           10,181          10,193            10,790           10,464
07/2008           10,114           9,944            10,849           10,333
08/2008           10,046           9,804            10,899           10,265
09/2008            9,347           8,638            10,971            9,560
10/2008            8,112           7,000            11,108            8,520
11/2008            7,746           6,547            11,183            8,212
12/2008            8,037           6,757            11,266            8,395
01/2009            7,495           6,165            11,289            7,960
02/2009            6,996           5,534            11,307            7,476
03/2009            7,485           5,952            11,353            7,827
04/2009            8,167           6,619            11,362            8,356
05/2009            8,675           7,219            11,384            8,817
06/2009            8,678           7,186            11,394            8,796
07/2009            9,216           7,795            11,422            9,252
08/2009            9,493           8,117            11,450            9,490
09/2009            9,832           8,440            11,477            9,726
10/2009            9,649           8,290            11,488            9,626
11/2009            9,928           8,629            11,524            9,874
12/2009           10,089           8,784            11,498            9,971
01/2010            9,896           8,421            11,528            9,734
02/2010           10,063           8,539            11,564            9,829
03/2010           10,503           9,068            11,563           10,194
04/2010           10,669           9,070            11,561           10,194
05/2010           10,055           8,201            11,607            9,624
06/2010            9,813           7,920            11,619            9,430
07/2010           10,351           8,562            11,645            9,897
08/2010           10,077           8,242            11,671            9,684
09/2010           10,751           9,011            11,664           10,224
10/2010           11,026           9,346            11,676           10,457
11/2010           10,928           9,145            11,647           10,311
12/2010           11,475           9,817            11,653           10,768
01/2011           11,600          10,039            11,653           10,914
02/2011           11,859          10,390            11,650           11,142
03/2011           11,926          10,288            11,644           11,074
04/2011           12,266          10,725            11,663           11,364
05/2011           12,132          10,502            11,696           11,235
06/2011           12,005          10,336            11,700           11,130
07/2011           11,905          10,149            11,713           11,014
08/2011           11,383           9,434            11,781           10,573
09/2011           10,570           8,619            11,779           10,025
10/2011           11,394           9,511            11,769           10,644
11/2011           11,249           9,278            11,753           10,482
12/2011           11,227           9,273            11,819           10,502
01/2012           11,740           9,739            11,852           10,830
02/2012           12,088          10,214            11,868           11,153
03/2012           12,169          10,346            11,865           11,238
04/2012           12,096          10,228            11,875           11,165
05/2012           11,445           9,345            11,870           10,585
06/2012           11,794           9,821            11,884           10,914
07/2012           11,868           9,948            11,905           11,006
08/2012           12,108          10,200            11,934           11,184
09/2012           12,375          10,480            11,947           11,373
10/2012           12,347          10,409            11,954           11,330
11/2012           12,449          10,542            11,971           11,423
12/2012           12,693          10,741            11,980           11,555
01/2013           13,067          11,288            11,983           11,910
02/2013           13,114          11,306            11,998           11,928
03/2013           13,356          11,571            12,006           12,098
04/2013           13,543          11,936            12,031           12,337
05/2013           13,562          11,940            12,017           12,334
06/2013           13,284          11,646            12,003           12,146
07/2013           13,774          12,259            12,026           12,539
08/2013           13,520          11,998            12,021           12,377
09/2013           14,033          12,598            12,044           12,758
10/2013           14,402          13,091            12,066           13,067
11/2013           14,553          13,324            12,081           13,212
12/2013           14,720          13,606            12,071           13,376
01/2014           14,443          13,102            12,096           13,089
02/2014           14,910          13,758            12,105           13,487
03/2014           15,000          13,778            12,105           13,498
04/2014           15,047          13,919            12,116           13,586
05/2014           15,257          14,193            12,133           13,754
06/2014           15,498          14,447            12,141           13,906
07/2014           15,258          14,216            12,143           13,773
08/2014           15,574          14,529            12,161           13,963
09/2014           15,133          14,135            12,161           13,736
10/2014           15,277          14,227            12,178           13,797
11/2014           15,393          14,512            12,194           13,970
12/2014           15,266          14,278            12,187           13,832
01/2015           15,130          14,019            12,227           13,700
02/2015           15,645          14,840            12,220           14,178
03/2015           15,562          14,608            12,237           14,053
04/2015           15,766          14,951            12,240           14,252
05/2015           15,776          15,002            12,249           14,286
06/2015           15,565          14,653            12,246           14,085
07/2015           15,526          14,916            12,259           14,243
08/2015           14,930          13,929            12,257           13,676
09/2015           14,658          13,415            12,280           13,384
10/2015           15,277          14,479            12,282           14,021
11/2015           15,277          14,407            12,275           13,976
12/2015           15,001          14,153            12,273           13,828         Past performance is not predictive of
01/2016           14,516          13,307            12,323           13,354         future performance.
02/2016           14,536          13,208            12,341           13,302         The returns shown do not reflect the
03/2016           15,322          14,104            12,352           13,848         deduction of taxes that a shareholder
04/2016           15,461          14,327            12,359           13,983         would pay on fund distributions or the
05/2016           15,501          14,407            12,361           14,031         redemption of fund shares.
06/2016           15,551          14,246            12,410           13,959         MSCI data copyright MSCI 2016, all
07/2016           16,010          14,848            12,410           14,313         rights reserved.
08/2016           16,050          14,860            12,405           14,318         Citigroup bond indices copyright 2016
09/2016           16,131          14,939            12,424           14,372         by Citigroup.
10/2016           15,901          14,650            12,419           14,203         Data includes composite data from
                                                                                    multiple sources; see data descriptions
            Average Annual          One          Five          Ten                  for additional details. MSCI data
            Total Return            Year         Years        Years                 copyright MSCI 2016, all rights reserved.
            ---------------------------------------------------------------         Citigroup bond indices copyright 2016
                                    4.09%        6.89%        4.75%                 by Citigroup.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 60/40 PORTFOLIO -- CLASS R2 VS.
MSCI WORLD INDEX (NET DIVIDENDS),
CITI WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 60/40 COMPOSITE INDEX (MSCI/CITI)
October 31, 2006-October 31, 2016

                                    [CHART]

                                                Citi World
            Global Allocation                 Government Bond    Global 60/40
                 60/40          MSCI World    Index,1-3 Years,    Composite
              Portfolio -         Index      Currency-Hedged       Index
               Class R2      (net dividends)     in USD Terms   (MSCI/Citigroup)
           -----------------  --------------- ---------------  ----------------
10/2006         $10,000          $10,000          $10,000          $10,000
11/2006          10,193           10,245           10,046           10,165
12/2006          10,312           10,453           10,066           10,297
01/2007          10,451           10,577           10,103           10,386
02/2007          10,427           10,522           10,159           10,376
03/2007          10,541           10,714           10,195           10,505
04/2007          10,786           11,187           10,229           10,797
05/2007          11,039           11,500           10,237           10,982
06/2007          10,974           11,411           10,274           10,947
07/2007          10,761           11,159           10,347           10,832
08/2007          10,785           11,150           10,439           10,866
09/2007          11,021           11,680           10,498           11,201
10/2007          11,236           12,039           10,543           11,426
11/2007          10,856           11,547           10,642           11,189
12/2007          10,787           11,398           10,673           11,115
01/2008          10,409           10,527           10,802           10,659
02/2008          10,309           10,466           10,860           10,645
03/2008          10,284           10,365           10,860           10,584
04/2008          10,569           10,910           10,820           10,902
05/2008          10,712           11,077           10,786           10,988
06/2008          10,143           10,193           10,790           10,464
07/2008          10,067            9,944           10,849           10,333
08/2008           9,999            9,804           10,899           10,265
09/2008           9,300            8,638           10,971            9,560
10/2008           8,074            7,000           11,108            8,520
11/2008           7,702            6,547           11,183            8,212
12/2008           7,990            6,757           11,266            8,395
01/2009           7,454            6,165           11,289            7,960
02/2009           6,960            5,534           11,307            7,476
03/2009           7,444            5,952           11,353            7,827
04/2009           8,118            6,619           11,362            8,356
05/2009           8,621            7,219           11,384            8,817
06/2009           8,620            7,186           11,394            8,796
07/2009           9,143            7,795           11,422            9,252
08/2009           9,416            8,117           11,450            9,490
09/2009           9,754            8,440           11,477            9,726
10/2009           9,565            8,290           11,488            9,626
11/2009           9,848            8,629           11,524            9,874
12/2009          10,001            8,784           11,498            9,971
01/2010           9,811            8,421           11,528            9,734
02/2010           9,975            8,539           11,564            9,829
03/2010          10,411            9,068           11,563           10,194
04/2010          10,576            9,070           11,561           10,194
05/2010           9,962            8,201           11,607            9,624
06/2010           9,717            7,920           11,619            9,430
07/2010          10,256            8,562           11,645            9,897
08/2010           9,969            8,242           11,671            9,684
09/2010          10,634            9,011           11,664           10,224
10/2010          10,904            9,346           11,676           10,457
11/2010          10,817            9,145           11,647           10,311
12/2010          11,345            9,817           11,653           10,768
01/2011          11,468           10,039           11,653           10,914
02/2011          11,723           10,390           11,650           11,142
03/2011          11,784           10,288           11,644           11,074
04/2011          12,118           10,725           11,663           11,364
05/2011          11,986           10,502           11,696           11,235
06/2011          11,853           10,336           11,700           11,130
07/2011          11,747           10,149           11,713           11,014
08/2011          11,234            9,434           11,781           10,573
09/2011          10,428            8,619           11,779           10,025
10/2011          11,245            9,511           11,769           10,644
11/2011          11,094            9,278           11,753           10,482
12/2011          11,075            9,273           11,819           10,502
01/2012          11,569            9,739           11,852           10,830
02/2012          11,919           10,214           11,868           11,153
03/2012          11,991           10,346           11,865           11,238
04/2012          11,919           10,228           11,875           11,165
05/2012          11,272            9,345           11,870           10,585
06/2012          11,608            9,821           11,884           10,914
07/2012          11,689            9,948           11,905           11,006
08/2012          11,915           10,200           11,934           11,184
09/2012          12,168           10,480           11,947           11,373
10/2012          12,150           10,409           11,954           11,330
11/2012          12,250           10,542           11,971           11,423
12/2012          12,479           10,741           11,980           11,555
01/2013          12,845           11,288           11,983           11,910
02/2013          12,891           11,306           11,998           11,928
03/2013          13,131           11,571           12,006           12,098
04/2013          13,305           11,936           12,031           12,337
05/2013          13,323           11,940           12,017           12,334
06/2013          13,044           11,646           12,003           12,146
07/2013          13,522           12,259           12,026           12,539
08/2013          13,264           11,998           12,021           12,377
09/2013          13,777           12,598           12,044           12,758
10/2013          14,137           13,091           12,066           13,067
11/2013          14,284           13,324           12,081           13,212
12/2013          14,444           13,606           12,071           13,376
01/2014          14,166           13,102           12,096           13,089
02/2014          14,621           13,758           12,105           13,487
03/2014          14,703           13,778           12,105           13,498
04/2014          14,749           13,919           12,116           13,586
05/2014          14,945           14,193           12,133           13,754
06/2014          15,189           14,447           12,141           13,906
07/2014          14,936           14,216           12,143           13,773
08/2014          15,254           14,529           12,161           13,963
09/2014          14,824           14,135           12,161           13,736
10/2014          14,964           14,227           12,178           13,797
11/2014          15,076           14,512           12,194           13,970
12/2014          14,948           14,278           12,187           13,832
01/2015          14,816           14,019           12,227           13,700
02/2015          15,316           14,840           12,220           14,178
03/2015          15,228           14,608           12,237           14,053
04/2015          15,417           14,951           12,240           14,252
05/2015          15,436           15,002           12,249           14,286
06/2015          15,214           14,653           12,246           14,085
07/2015          15,176           14,916           12,259           14,243
08/2015          14,588           13,929           12,257           13,676
09/2015          14,325           13,415           12,280           13,384
10/2015          14,924           14,479           12,282           14,021
11/2015          14,924           14,407           12,275           13,976
12/2015          14,653           14,153           12,273           13,828          Past performance is not predictive of
01/2016          14,174           13,307           12,323           13,354          future performance.
02/2016          14,193           13,208           12,341           13,302          The returns shown do not reflect the
03/2016          14,949           14,104           12,352           13,848          deduction of taxes that a shareholder
04/2016          15,083           14,327           12,359           13,983          would pay on fund distributions or the
05/2016          15,122           14,407           12,361           14,031          redemption of fund shares.
06/2016          15,170           14,246           12,410           13,959          MSCI data copyright MSCI 2016, all
07/2016          15,606           14,848           12,410           14,313          rights reserved.
08/2016          15,644           14,860           12,405           14,318          Citigroup bond indices copyright 2016
09/2016          15,723           14,939           12,424           14,372          by Citigroup.
10/2016          15,500           14,650           12,419           14,203          Data includes composite data from
                                                                                    multiple sources; see data descriptions
            Average Annual          One          Five          Ten                  for additional details. MSCI data
            Total Return            Year         Years        Years                 copyright MSCI 2016, all rights reserved.
            ---------------------------------------------------------------         Citigroup bond indices copyright 2016
                                    3.86%        6.63%        4.48%                 by Citigroup.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 25/75 PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD INDEX (NET DIVIDENDS),
CITI WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 25/75 COMPOSITE INDEX (MSCI/CITI)
October 31, 2006-October 31, 2016

                                         [CHART]

 Global Allocation     MSCI World Index        Citi World       Global 25/75
 25/75 Portfolio       (net dividends)      Government Bond     Composite Index
 Institutional Class                        Index,1-3 Years,    (MSCI/Citigroup)
                                          Currency-Hedged in
                                              USD Terms
 -------------------  ----------------    ------------------    ----------------

10/2006   10,000            10,000            10,000               10,000
11/2006   10,109            10,245            10,046               10,095
12/2006   10,171            10,453            10,066               10,162
01/2007   10,253            10,577            10,103               10,220
02/2007   10,281            10,522            10,159               10,250
03/2007   10,355            10,714            10,195               10,324
04/2007   10,474            11,187            10,229               10,463
05/2007   10,594            11,500            10,237               10,542
06/2007   10,592            11,411            10,274               10,551
07/2007   10,537            11,159            10,347               10,549
08/2007   10,592            11,150            10,439               10,617
09/2007   10,709            11,680            10,498               10,788
10/2007   10,830            12,039            10,543               10,906
11/2007   10,700            11,547            10,642               10,871
12/2007   10,700            11,398            10,673               10,860
01/2008   10,576            10,527            10,802               10,751
02/2008   10,557            10,466            10,860               10,778
03/2008   10,547            10,365            10,860               10,753
04/2008   10,661            10,910            10,820               10,864
05/2008   10,719            11,077            10,786               10,880
06/2008   10,492            10,193            10,790               10,666
07/2008   10,492             9,944            10,849               10,645
08/2008   10,511             9,804            10,899               10,644
09/2008   10,181             8,638            10,971               10,380
10/2008   9,678              7,000            11,108                9,985
11/2008   9,572              6,547            11,183                9,875
12/2008   9,770              6,757            11,266               10,009
01/2009   9,523              6,165            11,289                9,805
02/2009   9,238              5,534            11,307                9,566
03/2009   9,575              5,952            11,353                9,775
04/2009   9,949              6,619            11,362               10,055
05/2009   10,244             7,219            11,384               10,297
06/2009   10,279             7,186            11,394               10,293
07/2009   10,576             7,795            11,422               10,529
08/2009   10,755             8,117            11,450               10,657
09/2009   10,954             8,440            11,477               10,782
10/2009   10,904             8,290            11,488               10,742
11/2009   11,104             8,629            11,524               10,877
12/2009   11,125             8,784            11,498               10,908
01/2010   11,105             8,421            11,528               10,816
02/2010   11,186             8,539            11,564               10,879
03/2010   11,380             9,068            11,563               11,047
04/2010   11,522             9,070            11,561               11,046
05/2010   11,248             8,201            11,607               10,815
06/2010   11,182             7,920            11,619               10,731
07/2010   11,468             8,562            11,645               10,966
08/2010   11,386             8,242            11,671               10,882
09/2010   11,729             9,011            11,664               11,131
10/2010   11,904             9,346            11,676               11,243
11/2010   11,832             9,145            11,647               11,162
12/2010   12,028             9,817            11,653               11,371
01/2011   12,111            10,039            11,653               11,435
02/2011   12,235            10,390            11,650               11,533
03/2011   12,274            10,288            11,644               11,500
04/2011   12,471            10,725            11,663               11,637
05/2011   12,450            10,502            11,696               11,601
06/2011   12,411            10,336            11,700               11,558
07/2011   12,442            10,149            11,713               11,515
08/2011   12,244             9,434            11,781               11,362
09/2011   11,890             8,619            11,779               11,116
10/2011   12,288             9,511            11,769               11,396
11/2011   12,225             9,278            11,753               11,315
12/2011   12,225             9,273            11,819               11,361
01/2012   12,510             9,739            11,852               11,527
02/2012   12,658            10,214            11,868               11,680
03/2012   12,695            10,346            11,865               11,715
04/2012   12,706            10,228            11,875               11,689
05/2012   12,473             9,345            11,870               11,433
06/2012   12,608             9,821            11,884               11,589
07/2012   12,693             9,948            11,905               11,642
08/2012   12,800            10,200            11,934               11,737
09/2012   12,930            10,480            11,947               11,827
10/2012   12,930            10,409            11,954               11,812
11/2012   12,994            10,542            11,971               11,862
12/2012   13,081            10,741            11,980               11,925
01/2013   13,231            11,288            11,983               12,079
02/2013   13,274            11,306            11,998               12,095
03/2013   13,392            11,571            12,006               12,172
04/2013   13,489            11,936            12,031               12,287
05/2013   13,435            11,940            12,017               12,277
06/2013   13,248            11,646            12,003               12,191
07/2013   13,475            12,259            12,026               12,369
08/2013   13,345            11,998            12,021               12,299
09/2013   13,581            12,598            12,044               12,471
10/2013   13,755            13,091            12,066               12,610
11/2013   13,820            13,324            12,081               12,678
12/2013   13,846            13,606            12,071               12,737
01/2014   13,791            13,102            12,096               12,639
02/2014   13,977            13,758            12,105               12,804
03/2014   13,994            13,778            12,105               12,809
04/2014   14,038            13,919            12,116               12,850
05/2014   14,170            14,193            12,133               12,927
06/2014   14,263            14,447            12,141               12,991
07/2014   14,164            14,216            12,143               12,941
08/2014   14,318            14,529            12,161               13,026
09/2014   14,120            14,135            12,161               12,938
10/2014   14,208            14,227            12,178               12,972
11/2014   14,285            14,512            12,194               13,050
12/2014   14,205            14,278            12,187               12,992
01/2015   14,261            14,019            12,227               12,966
02/2015   14,428            14,840            12,220               13,150
03/2015   14,411            14,608            12,237               13,112
04/2015   14,478            14,951            12,240               13,191
05/2015   14,489            15,002            12,249               13,210
06/2015   14,388            14,653            12,246               13,131
07/2015   14,399            14,916            12,259               13,200
08/2015   14,163            13,929            12,257               12,980
09/2015   14,084            13,415            12,280               12,879
10/2015   14,321            14,479            12,282               13,136
11/2015   14,309            14,407            12,275               13,113
12/2015   14,167            14,153            12,273               13,054           Past performance is not predictive of
01/2016   14,065            13,307            12,323               12,899           future performance.
02/2016   14,088            13,208            12,341               12,889           The returns shown do not reflect the
03/2016   14,439            14,104            12,352               13,116           deduction of taxes that a shareholder
04/2016   14,507            14,327            12,359               13,174           would pay on fund distributions or the
05/2016   14,519            14,407            12,361               13,194           redemption of fund shares.
06/2016   14,611            14,246            12,410               13,196           MSCI data copyright MSCI 2016, all
07/2016   14,794            14,848            12,410               13,336           rights reserved.
08/2016   14,805            14,860            12,405               13,334           Citigroup bond indices copyright 2016
09/2016   14,847            14,939            12,424               13,367           by Citigroup.
10/2016   14,756            14,650            12,419               13,298           Data includes composite data from
                                                                                    multiple sources; see data descriptions
            Average Annual          One          Five          Ten                  for additional details. MSCI data
            Total Return            Year         Years        Years                 copyright MSCI 2016, all rights reserved.
            ---------------------------------------------------------------         Citigroup bond indices copyright 2016
                                    3.04%        3.73%        3.97%                 by Citigroup.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 25/75 PORTFOLIO -- CLASS R2 VS.
MSCI WORLD INDEX (NET DIVIDENDS),
CITI WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 25/75 COMPOSITE INDEX (MSCI/CITI)
October 31, 2006-October 31, 2016

                                     [CHART]

                                                 Citi World
                 Global                       Government Bond    Global 25/75
            Allocation 25/75    MSCI World    Index,1-3 Years,    Composite
               Portfolio -         Index      Currency-Hedged       Index
                Class R2      (net dividends)  in USD Terms   (MSCI/Citigroup)
             --------------  ---------------  ---------------  ---------------
10/2006          10,000           10,000           10,000          10,000
11/2006          10,100           10,245           10,046          10,095
12/2006          10,163           10,453           10,066          10,162
01/2007          10,246           10,577           10,103          10,220
02/2007          10,264           10,522           10,159          10,250
03/2007          10,338           10,714           10,195          10,324
04/2007          10,449           11,187           10,229          10,463
05/2007          10,568           11,500           10,237          10,542
06/2007          10,568           11,411           10,274          10,551
07/2007          10,513           11,159           10,347          10,549
08/2007          10,559           11,150           10,439          10,617
09/2007          10,680           11,680           10,498          10,788
10/2007          10,792           12,039           10,543          10,906
11/2007          10,661           11,547           10,642          10,871
12/2007          10,659           11,398           10,673          10,860
01/2008          10,535           10,527           10,802          10,751
02/2008          10,507           10,466           10,860          10,778
03/2008          10,498           10,365           10,860          10,753
04/2008          10,603           10,910           10,820          10,864
05/2008          10,660           11,077           10,786          10,880
06/2008          10,430           10,193           10,790          10,666
07/2008          10,420            9,944           10,849          10,645
08/2008          10,449            9,804           10,899          10,644
09/2008          10,105            8,638           10,971          10,380
10/2008           9,616            7,000           11,108           9,985
11/2008           9,501            6,547           11,183           9,875
12/2008           9,698            6,757           11,266          10,009
01/2009           9,445            6,165           11,289           9,805
02/2009           9,173            5,534           11,307           9,566
03/2009           9,494            5,952           11,353           9,775
04/2009           9,873            6,619           11,362          10,055
05/2009          10,155            7,219           11,384          10,297
06/2009          10,190            7,186           11,394          10,293
07/2009          10,483            7,795           11,422          10,529
08/2009          10,650            8,117           11,450          10,657
09/2009          10,848            8,440           11,477          10,782
10/2009          10,789            8,290           11,488          10,742
11/2009          10,996            8,629           11,524          10,877
12/2009          11,010            8,784           11,498          10,908
01/2010          10,990            8,421           11,528          10,816
02/2010          11,060            8,539           11,564          10,879
03/2010          11,262            9,068           11,563          11,047
04/2010          11,392            9,070           11,561          11,046
05/2010          11,122            8,201           11,607          10,815
06/2010          11,058            7,920           11,619          10,731
07/2010          11,309            8,562           11,645          10,966
08/2010          11,229            8,242           11,671          10,882
09/2010          11,557            9,011           11,664          11,131
10/2010          11,728            9,346           11,676          11,243
11/2010          11,657            9,145           11,647          11,162
12/2010          11,841            9,817           11,653          11,371
01/2011          11,922           10,039           11,653          11,435
02/2011          12,033           10,390           11,650          11,533
03/2011          12,062           10,288           11,644          11,500
04/2011          12,255           10,725           11,663          11,637
05/2011          12,235           10,502           11,696          11,601
06/2011          12,182           10,336           11,700          11,558
07/2011          12,213           10,149           11,713          11,515
08/2011          12,019            9,434           11,781          11,362
09/2011          11,657            8,619           11,779          11,116
10/2011          12,046            9,511           11,769          11,396
11/2011          11,974            9,278           11,753          11,315
12/2011          11,979            9,273           11,819          11,361
01/2012          12,247            9,739           11,852          11,527
02/2012          12,402           10,214           11,868          11,680
03/2012          12,431           10,346           11,865          11,715
04/2012          12,441           10,228           11,875          11,689
05/2012          12,204            9,345           11,870          11,433
06/2012          12,328            9,821           11,884          11,589
07/2012          12,411            9,948           11,905          11,642
08/2012          12,514           10,200           11,934          11,737
09/2012          12,642           10,480           11,947          11,827
10/2012          12,632           10,409           11,954          11,812
11/2012          12,694           10,542           11,971          11,862
12/2012          12,777           10,741           11,980          11,925
01/2013          12,923           11,288           11,983          12,079
02/2013          12,965           11,306           11,998          12,095
03/2013          13,063           11,571           12,006          12,172
04/2013          13,157           11,936           12,031          12,287
05/2013          13,105           11,940           12,017          12,277
06/2013          12,926           11,646           12,003          12,191
07/2013          13,136           12,259           12,026          12,369
08/2013          12,999           11,998           12,021          12,299
09/2013          13,240           12,598           12,044          12,471
10/2013          13,408           13,091           12,066          12,610
11/2013          13,471           13,324           12,081          12,678
12/2013          13,485           13,606           12,071          12,737
01/2014          13,432           13,102           12,096          12,639
02/2014          13,612           13,758           12,105          12,804
03/2014          13,623           13,778           12,105          12,809
04/2014          13,666           13,919           12,116          12,850
05/2014          13,793           14,193           12,133          12,927
06/2014          13,875           14,447           12,141          12,991
07/2014          13,779           14,216           12,143          12,941
08/2014          13,918           14,529           12,161          13,026
09/2014          13,673           14,135           12,161          12,938
10/2014          13,769           14,227           12,178          12,972
11/2014          13,833           14,512           12,194          13,050
12/2014          13,754           14,278           12,187          12,992
01/2015          13,808           14,019           12,227          12,966
02/2015          13,959           14,840           12,220          13,150
03/2015          13,947           14,608           12,237          13,112
04/2015          14,012           14,951           12,240          13,191
05/2015          14,023           15,002           12,249          13,210
06/2015          13,914           14,653           12,246          13,131
07/2015          13,925           14,916           12,259          13,200
08/2015          13,697           13,929           12,257          12,980
09/2015          13,610           13,415           12,280          12,879
10/2015          13,838           14,479           12,282          13,136
11/2015          13,827           14,407           12,275          13,113
12/2015          13,686           14,153           12,273          13,054
01/2016          13,576           13,307           12,323          12,899         Past performance is not predictive of
02/2016          13,598           13,208           12,341          12,889         future performance.
03/2016          13,942           14,104           12,352          13,116         The returns shown do not reflect the
04/2016          13,996           14,327           12,359          13,174         deduction of taxes that a shareholder
05/2016          14,007           14,407           12,361          13,194         would pay on fund distributions or the
06/2016          14,092           14,246           12,410          13,196         redemption of fund shares.
07/2016          14,268           14,848           12,410          13,336         MSCI data copyright MSCI 2016, all
08/2016          14,280           14,860           12,405          13,334         rights reserved.
09/2016          14,321           14,939           12,424          13,367         Citigroup bond indices copyright 2016
10/2016          14,222           14,650           12,419          13,298         by Citigroup.
                                                                                  Data includes composite data from
                                                                                  multiple sources; see data descriptions
           Average Annual         One          Five          Ten                  for additional details. MSCI data
           Total Return           Year         Years        Years                 copyright MSCI 2016, all rights reserved.
           --------------------------------------------------------------         Citigroup bond indices copyright 2016
                                  2.78%        3.38%        3.58%                 by Citigroup.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)

 U.S. Equity Market Review                   12 Months Ended October 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2016
               -------------------------------------------------

            Russell 3000(R) Index............................. 4.24%
            Russell Microcap(R) Index (micro-cap stocks)...... 1.54%
            Russell 2000(R) Index (small-cap stocks).......... 4.11%
            Russell 1000(R) Index (large-cap stocks).......... 4.26%
            Dow Jones U.S. Select REIT Index /SM/............. 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2016
               -------------------------------------------------

           Russell 2000(R) Value Index (small-cap value
             stocks).........................................  8.81%
           Russell 2000(R) Growth Index (small-cap growth
             stocks)......................................... -0.49%
           Russell 1000(R) Value Index (large-cap value
             stocks).........................................  6.37%
           Russell 1000(R) Growth Index (large-cap growth
             stocks).........................................  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

 International Equity Market Review          12 Months Ended October 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                        12 Months Ended October 31, 2016
                        --------------------------------
                                                       Return in U.S. Dollar
                                                       ---------------------
    MSCI World ex USA Index...........................        -2.27%
    MSCI World ex USA Small Cap Index.................         3.96%
    MSCI World ex USA Value Index.....................        -2.07%
    MSCI World ex USA Growth Index....................        -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                          12 Months Ended October 31, 2016
                           --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollar
---------------------------------------------------  ------------ ---------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                        12 Months Ended October 31, 2016
                        --------------------------------

                                                       Return in U.S. Dollar
                                                       ---------------------
    MSCI Emerging Markets Index.......................         9.27%
    MSCI Emerging Markets Small Cap Index.............         4.78%
    MSCI Emerging Markets Value Index.................         8.60%
    MSCI Emerging Markets Growth Index................         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benefited from USD-denominated returns in emerging markets.

                       12 Months Ended October 31, 2016
                        --------------------------------

 Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollar
 ------------------------------------------  ------------ ---------------------
               China........................     1.62%            1.54%
               Korea........................     5.56%            5.17%
               Taiwan.......................    14.56%           17.85%
               India........................     6.28%            3.99%
               South Africa.................    -0.92%            1.46%
               Brazil.......................    40.59%           70.69%
               Mexico.......................     8.65%           -4.51%
               Russia.......................    17.86%           18.61%
               Malaysia.....................     4.44%            6.95%
               Indonesia....................    26.13%           32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefited the funds' relative performance.

 Fixed Income Market Review                  12 Months Ended October 31, 2016

   Interest rates in both U.S. and developed international fixed income markets generally decreased across their respective yield curves for the year ended October 31, 2016. In the U.S., the yield curve flattened as shorter-term bond yields increased and longer-term bond yields declined. The Eurozone, as well as U.K. and Japan, saw a sharp decline in bond yields across the curve with the largest declines in longer-term bonds. In general, U.S. and developed international fixed income market investment grade credit outperformed government bonds of similar duration. The one-month U.S. Treasury bill yield increased to 0.17% during the period, while the yield on ten-year U.S. Treasury notes decreased to 1.83%.

                                                   10/31/2015 10/31/2016 Change
                                                   ---------- ---------- ------
One-Month Treasury Bill (yield)...................   0.00%      0.17%     0.17%
Ten-Year U.S. Treasury Notes (yield)..............   2.14%      1.83%    -0.31%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the 12 months ended October 31, 2016, the total return was 0.32% for three-month U.S. Treasury bills, 2.36% for five-year U.S. Treasury notes, and 9.65% for 30-year U.S. Treasury bonds.
Source: Bloomberg Barclays US Treasury Bellwethers.

   Some of Dimensional's fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities may be lengthened to position a portfolio for higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the portfolios employing a variable maturity approach continued to take term risk, reflecting upward-sloping eligible yield curves.

   Some of Dimensional's fixed income strategies are based on a variable-credit approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk may be taken to position a portfolio for higher expected returns associated with increased credit risk. The portfolios employing a variable-credit approach continued to focus on single-A and BBB-rated bonds during the first few months of 2016 as credit spreads remained relatively wide. In the second half of the fiscal year, the portfolios increased their allocation to higher-quality bonds as credit spreads started to narrow.

Global Equity Portfolio

   The Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by the Advisor that invest in domestic and international equity securities. As of the date of this report, the Portfolio's investments in the domestic funds included the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; and the Portfolio's investments in the international funds included the International Core Equity Portfolio, the Emerging Markets Core Equity Portfolio and the Canadian Small Company Series (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Underlying Funds collectively held more than 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2016, total returns were 3.65% for the Portfolio's Institutional Class shares, 3.37% for the Portfolio's Class R2 shares, and 1.18% for the MSCI World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks. The Underlying Funds' allocation to emerging markets, which generally outperformed developed markets and are not included in the benchmark, contributed to the Portfolio's stronger performance relative to the benchmark. The Underlying Funds' greater allocation than the benchmark to smaller and deeper value stocks, both of which outperformed, contributed to the Portfolio's stronger relative performance.

Global Allocation 60/40 Portfolio

   The Global Allocation 60/40 Portfolio seeks capital appreciation and current income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. As of the date of this report, the Portfolio's investments in domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio's investments in international equity funds included the International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds"); and the Portfolio's investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, the DFA Five-Year Global Fixed Income Portfolio, the DFA Inflation-Protected Securities Portfolio, the DFA Selectively Hedged Global Fixed Income Portfolio, the DFA Intermediate-Term Extended Quality Portfolio, and the DFA World ex U.S. Government Fixed Income Portfolio (collectively with the Equity Underlying Funds, the "Equity and Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Equity and Fixed Income Underlying Funds collectively held more than 12,000 equity securities in 44 countries and approximately 1,100 fixed income securities in 20 countries, excluding supranationals.

   For the 12 months ended October 31, 2016, total returns were 4.09% for the Portfolio's Institutional Class shares, 3.86% for the Portfolio's Class R2 shares, and 1.30% for the Portfolio's composite benchmark, a hypothetical composite index composed of 60% MSCI World Index (net dividends) and 40% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Portfolio's primary benchmarks. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities. The Portfolio's equity and fixed income components each outperformed the relevant component of the composite benchmark and contributed to the Portfolio's overall outperformance relative to the composite benchmark.

   The Equity Underlying Funds' allocation to emerging markets, which generally outperformed and are not included in the equity component of the composite benchmark, contributed to the Portfolio's relative performance. The Equity Underlying Funds' greater allocation than the composite benchmark to smaller and deeper value stocks, both of which outperformed, contributed to relative performance.

   The Portfolio's fixed income component outperformed the fixed income component of the composite benchmark. The Portfolio's longer average duration of 4.1 years relative to the fixed income component of the composite benchmark's duration of 1.9 years contributed significantly toward the Portfolio's outperformance as interest rates in U.S. dollar-denominated securities beyond three years generally declined during the period. The Portfolio also benefited from a higher relative allocation to U.S. dollar-denominated corporate securities during a period where credit spreads narrowed.

Global Allocation 25/75 Portfolio

   The Global Allocation 25/75 Portfolio seeks total return consistent with current income and preservation of capital with some capital appreciation by investing in a combination of mutual funds managed by Dimensional. The Portfolio allocates the majority of its assets to fixed income funds, but also invests a portion of its assets in domestic and international equity funds. As of the date of this report, the Portfolio's investments in domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio's investments in international equity funds included the International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds"); and the Portfolio's investments in fixed income funds included the DFA Two-Year Global Fixed Income Portfolio, the DFA

Inflation-Protected Securities Portfolio, the DFA Short-Term Extended Quality Portfolio, and the DFA World ex U.S. Government Fixed Income Portfolio (collectively with the Equity Underlying Funds, the "Equity and Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Equity and Fixed Income Underlying Funds collectively held more than 12,000 equity securities in 44 countries and approximately 750 fixed income securities in 20 countries, excluding supranationals.

   For the 12 months ended October 31, 2016, total returns were 3.04% for the Portfolio's Institutional Class shares, 2.78% for the Portfolio's Class R2 shares, and 1.24% for the Portfolio's composite benchmark, hypothetical composite index composed of 25% MSCI World Index (net dividends) and 75% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Portfolio's primary benchmarks. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities. The Portfolio's equity and fixed income components each outperformed the relevant component of the composite benchmark and contributed to the Portfolio's overall outperformance relative to the composite benchmark.

   The Equity Underlying Funds' allocation to emerging markets, which generally outperformed and are not included in the equity component of the composite benchmark, contributed to the Portfolio's relative performance. The Equity Underlying Funds' greater allocation than the composite benchmark to smaller and deeper value stocks contributed to relative performance as these stocks generally outperformed.

   The Portfolio's fixed income component outperformed the fixed income component of the composite benchmark. The Portfolio's longer average duration of 3.3 years relative to the fixed income component of the composite benchmark's duration of 1.9 years contributed significantly toward the outperformance as interest rates in U.S. dollar-denominated securities beyond three years generally declined during the period. The Portfolio also benefited from a higher relative allocation to U.S. dollar-denominated corporate securities during a period where credit spreads narrowed.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                          Six Months Ended October 31, 2016
     EXPENSE TABLES
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/16  10/31/16    Ratio*   Period*
                                    --------- --------- ---------- --------
     Global Equity Portfolio**
     -------------------------
     Actual Fund Return
      Class R2 Shares.............. $1,000.00 $1,035.70    0.56%    $2.87
      Institutional Class Shares... $1,000.00 $1,037.10    0.31%    $1.59
     Hypothetical 5% Annual Return
      Class R2 Shares.............. $1,000.00 $1,022.57    0.51%    $2.85
      Institutional Class Shares... $1,000.00 $1,023.83    0.26%    $1.58

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       05/01/16  10/31/16    Ratio*   Period*
                                       --------- --------- ---------- --------
  Global Allocation 60/40 Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,027.60    0.53%    $2.70
   Institutional Class Shares......... $1,000.00 $1,028.50    0.28%    $1.43
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,022.47    0.53%    $2.69
   Institutional Class Shares......... $1,000.00 $1,023.73    0.28%    $1.42

  Global Allocation 25/75 Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,016.10    0.51%    $2.58
   Institutional Class Shares......... $1,000.00 $1,017.10    0.26%    $1.32
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,022.57    0.51%    $2.59
   Institutional Class Shares......... $1,000.00 $1,023.83    0.26%    $1.32

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its underlying Funds (Affiliated Investment Companies).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                          Affiliated Investment Companies
                                          -------------------------------
       Global Equity Portfolio...........              100.0%
       Global Allocation 60/40 Portfolio.              100.0%
       Global Allocation 25/75 Portfolio.              100.0%

                            GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2016

                                                                        Shares        Value+
                                                                      ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................ 138,036,720 $2,372,851,212
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  99,659,134  1,154,052,772
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................  43,942,927    790,972,677
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  19,717,501    362,802,019
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc................................   3,534,128    121,291,289
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company...................................                        905
                                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $3,681,985,945)...........................................              4,801,970,874
                                                                                  --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.260%
  (Cost $2,836,132)..................................................   2,836,132      2,836,132
                                                                                  --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $3,684,822,077)...........................................             $4,804,807,006
                                                                                  ==============

Summary of the Global Fund's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $4,801,970,874   --      --    $4,801,970,874
 Temporary Cash Investments......      2,836,132   --      --         2,836,132
                                  --------------   --      --    --------------
 TOTAL........................... $4,804,807,006   --      --    $4,804,807,006
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 60/40 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2016

                                                                         Shares       Value+
                                                                       ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................. 53,387,128 $  917,724,733
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 47,942,643    466,481,920
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................. 38,429,191    445,010,027
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................. 28,577,958    311,499,738
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................. 16,984,505    305,721,081
Investment in DFA Five-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 14,004,274    156,287,700
Investment in DFA Intermediate-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................. 14,204,424    155,822,533
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................................  7,596,648    139,778,320
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................  6,479,551     78,337,771
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.................................  7,441,947     77,172,987
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................  1,336,989     45,885,455
                                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,672,780,076)............................................             3,099,722,265
                                                                                  --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,672,780,076)............................................            $3,099,722,265
                                                                                  ==============

Summary of the Global Fund's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $3,099,722,265   --      --    $3,099,722,265
                                  --------------   --      --    --------------
 TOTAL........................... $3,099,722,265   --      --    $3,099,722,265
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2016

                                                                        Shares      Value+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................ 21,833,957 $218,121,229
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................ 19,987,989  217,869,078
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................  5,222,342   89,772,056
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................  6,632,810   80,190,668
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  3,774,211   43,705,368
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................  1,667,432   30,013,772
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................  2,789,497   28,927,087
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................    747,335   13,750,958
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc................................    132,399    4,543,924
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $661,076,585).............................................             726,894,140
                                                                                 ------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.260%
  (Cost $733,876)....................................................    733,876      733,876
                                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $661,810,461).............................................            $727,628,016
                                                                                 ============

Summary of the Global Fund's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $726,894,140   --      --    $726,894,140
   Temporary Cash Investments......      733,876   --      --         733,876
                                    ------------   --      --    ------------
   TOTAL........................... $727,628,016   --      --    $727,628,016
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (Amounts in thousands, except share and per share amounts)

                                                                                               Global          Global
                                                                             Global Equity   Allocation      Allocation
                                                                               Portfolio   60/40 Portfolio 25/75 Portfolio
                                                                             ------------- --------------- ---------------
ASSETS:
Investments in Affiliated Investment Companies at Value..................... $  4,801,971   $  3,099,722    $    726,894
Temporary Cash Investments at Value & Cost..................................        2,836             --             734
Receivables:
  Affiliated Investment Companies Sold......................................           --          2,867              --
  Dividend..................................................................            1              1              --
  Fund Shares Sold..........................................................        3,264          2,900             866
Prepaid Expenses and Other Assets...........................................           53             46              25
                                                                             ------------   ------------    ------------
     Total Assets...........................................................    4,808,125      3,105,536         728,519
                                                                             ------------   ------------    ------------
LIABILITIES:
Payables:
  Affiliated Investment Companies Purchased.................................        2,139             --             574
  Fund Shares Redeemed......................................................        4,441          3,525             592
  Due to Advisor............................................................           58             65              20
  Line of Credit............................................................           --          2,815              --
Accrued Expenses and Other Liabilities......................................          202            108              27
                                                                             ------------   ------------    ------------
     Total Liabilities......................................................        6,840          6,513           1,213
                                                                             ------------   ------------    ------------
NET ASSETS.................................................................. $  4,801,285   $  3,099,023    $    727,306
                                                                             ============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R2 Shares -- based on net assets of $19,844; $5,793 and $848 and
 shares outstanding of 1,067,951; 362,349 and 65,832, respectively.......... $      18.58   $      15.99    $      12.89
                                                                             ============   ============    ============
NUMBER OF SHARES AUTHORIZED.................................................  500,000,000    300,000,000     300,000,000
                                                                             ============   ============    ============
Institutional Class Shares -- based on net assets of $4,781,441; $3,093,230 and $726,458 and shares outstanding of 258,958,440; 194,649,269 and
 56,246,342, respectively................................................... $      18.46   $      15.89    $      12.92
                                                                             ============   ============    ============
NUMBER OF SHARES AUTHORIZED.................................................  700,000,000    500,000,000     300,000,000
                                                                             ============   ============    ============
Investments in Affiliated Investment Companies at Cost...................... $  3,681,986   $  2,672,780    $    661,077
                                                                             ------------   ------------    ------------
NET ASSETS CONSIST OF:
Paid-In Capital............................................................. $  3,829,351   $  2,693,405    $    665,872
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).........................................................          (90)         1,120             549
Accumulated Net Realized Gain (Loss)........................................     (147,961)       (22,444)         (4,932)
Net Unrealized Appreciation (Depreciation)..................................    1,119,985        426,942          65,817
                                                                             ------------   ------------    ------------
NET ASSETS.................................................................. $  4,801,285   $  3,099,023    $    727,306
                                                                             ============   ============    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (Amounts in thousands)

                                                                                          Global          Global
                                                                        Global Equity   Allocation      Allocation
                                                                         Portfolio*   60/40 Portfolio 25/75 Portfolio
                                                                        ------------- --------------- ---------------
Investment Income
  Net Investment Income Received from Affiliated Investment Companies
    Income Distributions...............................................   $ 90,793       $ 58,691         $11,221
                                                                          --------       --------         -------
     Total Investment Income Received from Affiliated Investment
      Companies........................................................     90,793         58,691          11,221
                                                                          --------       --------         -------
Fund Investment Income
  Dividends............................................................          7              7               2
                                                                          --------       --------         -------
Fund Expenses
  Investment Management Fees...........................................     13,463          7,472           1,427
  Accounting & Transfer Agent Fees.....................................         30             23              10
  Custodian Fees.......................................................          1              1               1
  Shareholder Servicing Fees -- Class R2 Shares........................        110             14               2
  Filing Fees..........................................................        227            126              49
  Shareholders' Reports................................................        165             97              24
  Directors'/Trustees' Fees & Expenses.................................         31             21               5
  Professional Fees....................................................         36             26               5
  Other................................................................         20             19               6
                                                                          --------       --------         -------
     Total Expenses....................................................     14,083          7,799           1,529
                                                                          --------       --------         -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................
    Institutional Class Shares.........................................    (12,606)        (6,684)         (1,188)
    Class R2 Shares....................................................       (124)           (13)             (1)
                                                                          --------       --------         -------
  Net Expenses.........................................................      1,353          1,102             340
                                                                          --------       --------         -------
  Net Investment Income (Loss).........................................     89,447         57,596          10,883
                                                                          --------       --------         -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies...........................................................     51,451         22,681           2,512
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold........................    (13,593)       (18,760)           (922)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.............................     46,736         57,880           8,968
                                                                          --------       --------         -------
  Net Realized and Unrealized Gain (Loss)..............................     84,594         61,801          10,558
                                                                          --------       --------         -------
Net Increase (Decrease) in Net Assets Resulting from Operations........   $174,041       $119,397         $21,441
                                                                          ========       ========         =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                       Global Allocation 60/40 Global Allocation 25/75
                                               Global Equity Portfolio        Portfolio              Portfolio
                                               ----------------------  ----------------------  ----------------------
                                                  Year        Year        Year        Year        Year        Year
                                                 Ended       Ended       Ended       Ended       Ended       Ended
                                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                  2016        2015        2016        2015        2016        2015
                                               ----------  ----------  ----------  ----------  ---------   ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   89,447  $   79,712  $   57,596  $   55,092  $  10,883   $  11,160
  Capital Gain Distributions Received from
   Affiliated Investment Companies............     51,451      15,304      22,681       7,822      2,512       1,385
  Net Realized Gain (Loss) on:
    Investment Securities Sold/Affiliated
     Investment Companies Shares
     Sold.....................................    (13,593)     (3,795)    (18,760)     (7,296)      (922)     (1,571)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities/Affiliated
     Investment Companies Shares..............     46,736     (94,974)     57,880     (60,385)     8,968      (5,723)
                                               ----------  ----------  ----------  ----------  ---------   ---------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................    174,041      (3,753)    119,397      (4,767)    21,441       5,251
                                               ----------  ----------  ----------  ----------  ---------   ---------
Distributions From:
  Net Investment Income:
    Class R2 Shares...........................       (928)       (514)       (109)        (73)        (9)         (7)
    Institutional Class Shares................    (88,883)    (78,276)    (58,073)    (54,118)   (10,168)    (13,381)
  Net Short-Term Gains:
    Institutional Class Shares................         --          --          --          --         --        (306)
  Net Long-Term Gains:
    Class R2 Shares...........................         --          --          --          --         --          (1)
    Institutional Class Shares................         --          --          --          --         (7)     (1,076)
                                               ----------  ----------  ----------  ----------  ---------   ---------
     Total Distributions......................    (89,811)    (78,790)    (58,182)    (54,191)   (10,184)    (14,771)
                                               ----------  ----------  ----------  ----------  ---------   ---------
Capital Share Transactions:
  Shares Issued...............................  1,237,609   1,327,991     976,894     984,888    177,650     247,016
  Shares Issued in Lieu of Cash
   Distributions..............................     89,070      77,839      57,170      52,988     10,153      14,742
  Shares Redeemed.............................   (991,702)   (773,605)   (955,941)   (639,007)  (184,254)   (213,296)
                                               ----------  ----------  ----------  ----------  ---------   ---------
     Net Increase (Decrease) from Capital
      Share Transactions......................    334,977     632,225      78,123     398,869      3,549      48,462
                                               ----------  ----------  ----------  ----------  ---------   ---------
     Total Increase (Decrease) in Net
      Assets..................................    419,207     549,682     139,338     339,911     14,806      38,942
Net Assets
  Beginning of Year...........................  4,382,078   3,832,396   2,959,685   2,619,774    712,500     673,558
                                               ----------  ----------  ----------  ----------  ---------   ---------
  End of Year................................. $4,801,285  $4,382,078  $3,099,023  $2,959,685  $ 727,306   $ 712,500
                                               ==========  ==========  ==========  ==========  =========   =========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................... $      (90) $    1,358  $    1,120  $    2,144  $     549   $     (11)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                Class R2 Shares

                                                                                  Global Equity Portfolio-Class R2 Shares
                                                                               --------------------------------------------
                                                                                 Year     Year      Year     Year     Year
                                                                                Ended    Ended     Ended    Ended    Ended
                                                                               Oct. 31, Oct. 31,  Oct. 31, Oct. 31, Oct. 31,
                                                                                 2016     2015      2014     2013     2012
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................................ $ 18.32  $ 18.66   $ 17.44   $13.78   $12.67
                                                                               -------  -------   -------   ------   ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................................    0.34     0.31      0.28     0.27     0.24
 Net Gains (Losses) on Securities (Realized and Unrealized)...................    0.26    (0.34)     1.24     3.67     1.10
                                                                               -------  -------   -------   ------   ------
   Total from Investment Operations...........................................    0.60    (0.03)     1.52     3.94     1.34
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................................   (0.34)   (0.31)    (0.30)   (0.28)   (0.23)
                                                                               -------  -------   -------   ------   ------
   Total Distributions........................................................   (0.34)   (0.31)    (0.30)   (0.28)   (0.23)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................................. $ 18.58  $ 18.32   $ 18.66   $17.44   $13.78
=============================================================================  ======== ========  ======== ======== ========
Total Return..................................................................    3.37%   (0.16)%    8.73%   28.87%   10.78%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................... $19,844  $50,269   $10,109   $5,517   $4,055
Ratio of Expenses to Average Net Assets (B)...................................    0.55%    0.57%     0.56%    0.57%    0.60%
Ratio of Expenses to Average Net Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).........    0.83%    0.86%     0.85%    0.87%    0.90%
Ratio of Net Investment Income to Average Net Assets..........................    1.89%    1.67%     1.54%    1.76%    1.85%
-----------------------------------------------------------------------------------------------------------------------------

                                                                               Global Allocation 60/40 Portfolio-Class R2 Shares
                                                                               --------------------------------------------
                                                                                 Year         Year      Year     Year     Year
                                                                                Ended        Ended     Ended    Ended    Ended
                                                                               Oct. 31,     Oct. 31,  Oct. 31, Oct. 31, Oct. 31,
                                                                                 2016         2015      2014     2013     2012
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................................  $15.70       $16.01    $15.32  $ 13.40  $ 12.66
                                                                                ------       ------    ------  -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................................    0.26         0.26      0.22     0.24     0.21
 Net Gains (Losses) on Securities (Realized and Unrealized)...................    0.33        (0.31)     0.67     1.93     0.78
                                                                                ------       ------    ------  -------  -------
   Total from Investment Operations...........................................    0.59        (0.05)     0.89     2.17     0.99
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................................   (0.30)       (0.26)    (0.20)   (0.25)   (0.25)
                                                                                ------       ------    ------  -------  -------
   Total Distributions........................................................   (0.30)       (0.26)    (0.20)   (0.25)   (0.25)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year..................................................  $15.99       $15.70    $16.01  $ 15.32  $ 13.40
=============================================================================  ========     ========  ======== ======== ========
Total Return..................................................................    3.86%       (0.27)%    5.85%   16.35%    8.05%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...........................................  $5,793       $5,455    $3,259  $14,140  $11,403
Ratio of Expenses to Average Net Assets (B)...................................    0.53%        0.54%     0.54%    0.54%    0.56%
Ratio of Expenses to Average Net Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).........    0.75%        0.77%     0.77%    0.77%    0.79%
Ratio of Net Investment Income to Average Net Assets..........................    1.67%        1.61%     1.42%    1.71%    1.60%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                Class R2 Shares

                                                                                 Global Allocation 25/75 Portfolio-Class R2 Shares
                                                                                 ------------------------------------------------
                                                                                   Year      Year      Year      Year      Year
                                                                                  Ended     Ended     Ended     Ended     Ended
                                                                                 Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                                   2016      2015      2014      2013      2012
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year..............................................  $12.74    $12.93    $12.75    $12.16    $11.78
                                                                                  ------    ------    ------    ------    ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...............................................    0.16      0.14      0.14      0.16      0.14
 Net Gains (Losses) on Securities (Realized and Unrealized).....................    0.19     (0.08)     0.20      0.58      0.43
                                                                                  ------    ------    ------    ------    ------
   Total from Investment Operations.............................................    0.35      0.06      0.34      0.74      0.57
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..........................................................   (0.20)    (0.23)    (0.13)    (0.15)    (0.18)
 Net Realized Gains.............................................................      --     (0.02)    (0.03)       --     (0.01)
                                                                                  ------    ------    ------    ------    ------
   Total Distributions..........................................................   (0.20)    (0.25)    (0.16)    (0.15)    (0.19)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................................................  $12.89    $12.74    $12.93    $12.75    $12.16
===============================================================================  ========= ========= ========= ========= =========
Total Return....................................................................    2.78%     0.50%     2.69%     6.15%     4.86%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).............................................  $  848    $  428    $  183    $2,215    $2,449
Ratio of Expenses to Average Net Assets (B).....................................    0.50%     0.51%     0.52%     0.53%     0.59%
Ratio of Expenses to Average Net Assets (Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by Advisor) (B)........................    0.67%     0.68%     0.69%     0.70%     0.76%
Ratio of Net Investment Income to Average Net Assets............................    1.22%     1.12%     1.09%     1.28%     1.14%
----------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                          Institutional Class Shares

                                                                  Global Equity Portfolio-Institutional Class Shares
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2016        2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    18.17  $    18.51  $    17.30  $    13.67  $    12.58
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.36        0.35        0.34        0.31        0.27
  Net Gains (Losses) on Securities (Realized and Unrealized).       0.29       (0.34)       1.21        3.63        1.09
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       0.65        0.01        1.55        3.94        1.36
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.36)      (0.35)      (0.34)      (0.31)      (0.27)
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.36)      (0.35)      (0.34)      (0.31)      (0.27)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    18.46  $    18.17  $    18.51  $    17.30  $    13.67
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................       3.65%       0.07%       9.03%      29.19%      11.00%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,781,441  $4,331,809  $3,822,287  $3,018,911  $2,143,950
Ratio of Expenses to Average Net Assets (B)..................       0.30%       0.31%       0.31%       0.31%       0.33%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)...................................       0.58%       0.60%       0.60%       0.61%       0.63%
Ratio of Net Investment Income to Average Net Assets.........       1.99%       1.90%       1.87%       2.02%       2.05%
--------------------------------------------------------------------------------------------------------------------------

                                                              Global Allocation 60/40 Portfolio-Institutional Class Shares
                                                              ----------------------------------------------------------
                                                                 Year         Year        Year        Year        Year
                                                                Ended        Ended       Ended       Ended       Ended
                                                               Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2016         2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    15.57   $    15.88  $    15.24  $    13.33  $    12.59
                                                              ----------   ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.30         0.31        0.27        0.27        0.28
  Net Gains (Losses) on Securities (Realized and Unrealized).       0.33        (0.31)       0.65        1.92        0.75
                                                              ----------   ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       0.63           --        0.92        2.19        1.03
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.31)       (0.31)      (0.28)      (0.28)      (0.29)
                                                              ----------   ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.31)       (0.31)      (0.28)      (0.28)      (0.29)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    15.89   $    15.57  $    15.88  $    15.24  $    13.33
============================================================= ==========   ==========  ==========  ==========  ==========
Total Return.................................................       4.09%          --%       6.08%      16.65%       8.37%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,093,230   $2,954,230  $2,616,515  $1,847,771  $1,363,322
Ratio of Expenses to Average Net Assets (B)..................       0.28%        0.29%       0.29%       0.29%       0.30%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)...................................       0.50%        0.52%       0.52%       0.52%       0.53%
Ratio of Net Investment Income to Average Net Assets.........       1.93%        1.93%       1.70%       1.93%       2.18%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                          Institutional Class Shares

                                                                       Global Allocation 25/75 Portfolio-Institutional Class Shares
                                                                       -----------------------------------------------------------
                                                                         Year         Year        Year        Year        Year
                                                                        Ended        Ended       Ended       Ended       Ended
                                                                       Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                         2016         2015        2014        2013        2012
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................... $  12.72     $  12.89    $  12.69    $  12.11    $  11.73
                                                                        --------     --------    --------    --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................     0.19         0.20        0.17        0.18        0.20
 Net Gains (Losses) on Securities (Realized and Unrealized)...........     0.19        (0.10)       0.24        0.59        0.41
                                                                        --------     --------    --------    --------    --------
   Total from Investment Operations...................................     0.38         0.10        0.41        0.77        0.61
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................    (0.18)       (0.25)      (0.18)      (0.19)      (0.22)
 Net Realized Gains...................................................       --        (0.02)      (0.03)         --       (0.01)
                                                                        --------     --------    --------    --------    --------
   Total Distributions................................................    (0.18)       (0.27)      (0.21)      (0.19)      (0.23)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.......................................... $  12.92     $  12.72    $  12.89    $  12.69    $  12.11
=====================================================================  ===========  ==========  ==========  ==========  ==========
Total Return..........................................................     3.04%        0.79%       3.30%       6.38%       5.22%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................... $726,458     $712,072    $673,375    $557,112    $417,679
Ratio of Expenses to Average Net Assets (B)...........................     0.25%        0.26%       0.27%       0.27%       0.28%
Ratio of Expenses to Average Net Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).     0.42%        0.43%       0.44%       0.44%       0.45%
Ratio of Net Investment Income to Average Net Assets..................     1.53%        1.58%       1.36%       1.47%       1.71%
-----------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, three of which, Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds"), are presented in this report. The remaining operational portfolios are presented in separate reports. The Global Funds are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Global Funds achieve their investment objectives by primarily investing in other portfolios within DFA Investment Dimensions Group Inc. ("IDG") and The DFA Investment Trust Company ("ITC") (collectively, the "Master Funds").

                                               Global Funds (Percentage of Ownership at October 31, 2016)
                                              ------------------------------------------------------------
                                              Global Equity Global Allocation 60/40 Global Allocation 25/75
Master Funds                                    Portfolio          Portfolio               Portfolio
------------                                  ------------- ----------------------- -----------------------
U.S. Core Equity 1 Portfolio (IDG)...........        5%                 2%                     --*
U.S. Core Equity 2 Portfolio (IDG)...........       14%                 5%                      1%
DFA Real Estate Securities Portfolio (IDG)...        2%                 1%                     --*
International Core Equity Portfolio (IDG)....        7%                 3%                     --*
Emerging Markets Core Equity Portfolio
  (IDG)......................................        2%                --*                     --*
DFA Two-Year Global Fixed Income Portfolio
  (IDG)......................................      N/A                N/A                       5%
DFA Selectively Hedged Global Fixed Income
  Portfolio (IDG)............................      N/A                 47%                    N/A
DFA Five-Year Global Fixed Income Portfolio
  (IDG)......................................      N/A                  1%                    N/A
DFA Inflation-Protected Securities Portfolio
  (IDG)......................................      N/A                  2%                      2%
DFA Short-Term Extended Quality Portfolio
  (IDG)......................................      N/A                  7%                      5%
DFA Intermediate-Term Extended Quality
  Portfolio (IDG)............................      N/A                 11%                    N/A
The Canadian Small Company Series (ITC)......       --*               N/A                     N/A
DFA World ex U.S. Government Fixed Income
  Portfolio (IDG)............................      N/A                 10%                      4%

   N/A -- Global Fund does not have any ownership in Master Fund.

   *Amounts designated as -- are less than 1%.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Global Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Global Funds' own assumptions in determining the fair value of investments)

   Master Fund shares held by the Global Funds (except the Global Equity Portfolio's investment in The Canadian Small Company Series) are valued at their respective daily net asset values as reported by their administrator, as these Master Funds are treated as regulated investment companies. The Global Equity Portfolio's investment in The Canadian Small Company Series, which is taxed as a partnership, reflects its proportionate interest in the net assets of the Series. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Global Funds net assets by each major security type is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Global Funds.

   2.  Deferred Compensation Plan:   Each eligible Director of the Fund may
elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund or Global Funds are allocated using methods approved by the Board, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Global Funds. The Global Equity Portfolio's, Global Allocation 60/40 Portfolio's and Global Allocation 25/75 Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30%, 0.25%, and 0.20%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver Agreement (the "Fee Waiver Agreement"), the Advisor has agreed to waive certain fees of the Global Funds, as described below. The Fee Waiver Agreement for the Global Funds will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

   Effective July 21, 2015, pursuant to the Fee Waiver Agreement, in order to limit the total management fees received by the Advisor, the Advisor has agreed to waive the management fee each Global Fund pays to the Advisor to the extent necessary to limit the proportionate share of the total combined management fee paid by a class of each Global Fund and management fees paid by each Global Fund's Master Funds to the Advisor, on an annualized basis (the "Annualized Expense Ratio"), to the expense limitations listed below based on a percentage of average net assets on an annualized basis. The maximum amount waived under this waiver is the full amount of a Global Fund's management fee to the Advisor.

   At any time that the Annualized Expense Ratio of a class of a Global Fund is less than the expense limitations listed below for such class of the Global Fund, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Annualized Expense Ratio of such class of shares of the Global Fund to exceed the expense limitation listed below. Previously waived fees subject to future recovery by the Advisor are reflected below (amounts in thousands). The Global Funds are not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such reimbursement.

                                                                  Previously
                                                  Recovery       Waived Fees/
                                    Expense    of Previously   Expenses Assumed
                                   Limitation   Waived Fees/   Subject to Future
Institutional Class Shares           Amount   Expenses Assumed     Recovery
--------------------------         ---------- ---------------- -----------------
Global Equity Portfolio...........    0.27%          --             $34,841
Global Allocation 60/40 Portfolio.    0.25%          --              18,109
Global Allocation 25/75 Portfolio.    0.22%          --               3,407
Class R2 Shares
---------------
Global Equity Portfolio...........    0.27%          --                 244
Global Allocation 60/40 Portfolio.    0.25%          --                  56
Global Allocation 25/75 Portfolio.    0.22%          --                   5

   Prior to July 21, 2015, in order to limit the total administration and management fees received by the Advisor, the Advisor had agreed to waive the administration fee each Global Fund paid to the Advisor to the extent necessary to limit the proportionate share of the total combined administration fee paid by a class of each Global Fund and management fees paid by each Global Fund's Master Funds to the Advisor to the expense limitations listed above. The maximum amount waived under this waiver was the full amount of a Global Fund's administration fee to the Advisor.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                     Global Equity Portfolio........... $90
                     Global Allocation 60/40 Portfolio.  55
                     Global Allocation 25/75 Portfolio.  14

E. Purchases and Sales of Securities:

   For the year ended October 31, 2016, the Global Funds transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                          Global Equity Portfolio
                                 -------------------------------------------------------------------------
                                 Balance at Balance at                                    Distributions of
Affiliated Investment Companies  10/31/2015 10/31/2016 Purchases  Sales   Dividend Income  Realized Gains
-------------------------------  ---------- ---------- --------- -------- --------------- ----------------
U.S. Core Equity 2 Portfolio.... $2,199,529 $2,372,851 $230,595  $ 57,028     $40,163         $42,739
International Core Equity
  Portfolio.....................  1,065,657  1,154,053  149,470    54,405      27,290              --
U.S. Core Equity 1 Portfolio....    735,772    790,973   65,580    16,514      13,611           8,712
Emerging Markets Core Equity
  Portfolio.....................    281,473    362,802   65,964    14,558       6,564              --
DFA Real Estate Securities
  Portfolio.....................     97,689    121,291   20,000       395       3,165              --
                                 ---------- ---------- --------  --------     -------         -------
Total........................... $4,380,120 $4,801,970 $531,609  $142,900     $90,793         $51,451
                                 ========== ========== ========  ========     =======         =======

                                                     Global Allocation 60/40 Portfolio
                                 -------------------------------------------------------------------------
                                 Balance at Balance at                                    Distributions of
Affiliated Investment Companies  10/31/2015 10/31/2016 Purchases  Sales   Dividend Income  Realized Gains
-------------------------------  ---------- ---------- --------- -------- --------------- ----------------
U.S. Core Equity 2 Portfolio.... $  895,969 $  917,724 $143,905  $122,685     $16,004         $17,441
DFA Selectively Hedged Global
  Fixed Income Portfolio........    441,236    466,482   87,395    76,943       4,747              --
International Core Equity
  Portfolio.....................    429,098    445,010   46,856    28,532      10,784              --
DFA Short-Term Extended
  Quality Portfolio.............    294,533    311,500   62,965    48,144       5,283             427
U.S. Core Equity 1 Portfolio....    305,977    305,721   25,057    28,198       5,441           3,539
DFA Five-Year Global Fixed
  Income Portfolio..............    146,934    156,288   29,655    21,376       2,277             444
DFA Intermediate-Term
  Extended Quality Portfolio....    147,388    155,823   29,360    24,934       4,677             679
Emerging Markets Core Equity
  Portfolio.....................    112,645    139,778   20,926     5,371       2,575              --
DFA Inflation-Protected
  Securities Portfolio..........     73,904     78,338   12,465    11,430         792              68
DFA World ex U.S. Government
  Fixed Income Portfolio........     74,830     77,173   16,536    13,671       4,892              83
DFA Real Estate Securities
  Portfolio.....................     37,009     45,885   10,182     2,939       1,219              --
                                 ---------- ---------- --------  --------     -------         -------
Total........................... $2,959,523 $3,099,722 $485,302  $384,223     $58,691         $22,681
                                 ========== ========== ========  ========     =======         =======

                                                        Global Allocation 25/75 Portfolio
                                     ------------------------------------------------------------------------
                                     Balance at Balance at                                   Distributions of
Affiliated Investment Companies      10/31/2015 10/31/2016 Purchases  Sales  Dividend Income  Realized Gains
-------------------------------      ---------- ---------- --------- ------- --------------- ----------------
DFA Two-Year Global Fixed Income
  Portfolio.........................  $215,434   $218,121   $20,244  $18,184     $ 1,068              --
DFA Short-Term Extended Quality
  Portfolio.........................   215,038    217,869    20,802   19,503       3,796          $  317
U.S. Core Equity 2 Portfolio........    91,788     89,772    20,057   22,762       1,594           1,736
DFA Inflation-Protected Securities
  Portfolio.........................    78,543     80,191     6,682    8,672         826              73
International Core Equity Portfolio.    43,751     43,705     6,905    6,870       1,082              --
U.S. Core Equity 1 Portfolio........    30,476     30,014     4,450    5,378         546             353
DFA World ex U.S. Government
  Fixed Income Portfolio............    28,447     28,927     3,716    3,018       1,924              33
Emerging Markets Core Equity
  Portfolio.........................    10,894     13,751     2,748    1,118         261              --
DFA Real Estate Securities
  Portfolio.........................     3,936      4,544       664      220         124              --
                                      --------   --------   -------  -------     -------          ------
Total...............................  $718,307   $726,894   $86,268  $85,725     $11,221          $2,512
                                      ========   ========   =======  =======     =======          ======

F. Federal Income Taxes:

   Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to passive foreign investment companies, short term distributions received from underlying RICs, return of capital, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
Global Equity Portfolio...........     $1,084         $(1,084)           --
Global Allocation 60/40 Portfolio.        665            (511)        $(154)
Global Allocation 25/75 Portfolio.        223            (146)          (77)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                  Net Investment
                                    Income and
                                    Short-Term     Long-Term
                                  Capital Gains  Capital Gains  Total
                                  -------------- ------------- -------
         Global Equity Portfolio
         2015....................    $78,790          --       $78,790
         2016....................     89,811          --        89,811

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- -------
    Global Allocation 60/40 Portfolio
    2015..............................    $54,191            --     $54,191
    2016..............................     58,182            --      58,182
    Global Allocation 25/75 Portfolio
    2015..............................     12,062        $2,710      14,772
    2016..............................     10,177             7      10,184

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- -------
    Global Equity Portfolio...........    $(1,084)          --      $(1,084)
    Global Allocation 60/40 Portfolio.       (612)        $(52)        (664)
    Global Allocation 25/75 Portfolio.       (180)         (43)        (223)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                               Total Net
                                   Net Investment                                            Distributable
                                     Income and   Undistributed                 Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                   -------------- ------------- ------------- -------------- -------------
Global Equity Portfolio...........         --            --        $(8,267)      $980,291      $972,024
Global Allocation 60/40 Portfolio.     $1,176        $4,879             --        399,618       405,673
Global Allocation 25/75 Portfolio.        742         2,589             --         58,339        61,670

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Global Funds after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Global Funds had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                Expires on October 31,
                                                ----------------------
                                                 2018    2019  Total
                                                 ------  ----  ------
             Global Equity Portfolio........... $7,701   $565  $8,266
             Global Allocation 60/40 Portfolio.     --     --      --
             Global Allocation 25/75 Portfolio.     --     --      --

   During the year ended October 31, 2016 the Global Funds utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                   Global Equity Portfolio........... $51,460
                   Global Allocation 60/40 Portfolio.   9,873

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                         Net Unrealized
                                   Federal Tax  Unrealized   Unrealized   Appreciation
                                      Cost     Appreciation Depreciation (Depreciation)
                                   ----------- ------------ ------------ --------------
Global Equity Portfolio........... $3,824,515    $980,291          --       $980,291
Global Allocation 60/40 Portfolio.  2,700,104     407,471     $(7,853)       399,618
Global Allocation 25/75 Portfolio.    669,289      59,786      (1,447)        58,339

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Global Fund's tax positions and has concluded that no additional provision for income tax is required in any Global Fund's financial statements. No Global Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Global Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                               Year                 Year
                                                              Ended                Ended
                                                             Oct. 31,             Oct. 31,
                                                               2016                 2015
                                                       -------------------  -------------------
                                                         Amount     Shares    Amount     Shares
                                                       ----------  -------  ----------  -------
Global Equity Portfolio
Class R2 Shares
 Shares Issued........................................ $   10,106      572  $   47,806    2,494
 Shares Issued in Lieu of Cash Distributions..........        928       52         514       28
 Shares Redeemed......................................    (41,925)  (2,300)     (5,932)    (320)
                                                       ----------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $  (30,891)  (1,676) $   42,388    2,202
                                                       ==========  =======  ==========  =======
Institutional Class Shares
 Shares Issued........................................ $1,227,503   69,158  $1,280,185   69,123
 Shares Issued in Lieu of Cash Distributions..........     88,142    4,936      77,325    4,252
 Shares Redeemed......................................   (949,777) (53,503)   (767,673) (41,550)
                                                       ----------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $  365,868   20,591  $  589,837   31,825
                                                       ==========  =======  ==========  =======

Global Allocation 60/40 Portfolio
Class R2 Shares
 Shares Issued........................................ $    1,147       74  $    3,036      189
 Shares Issued in Lieu of Cash Distributions..........        109        7          73        5
 Shares Redeemed......................................     (1,041)     (66)       (804)     (51)
                                                       ----------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $      215       15  $    2,305      143
                                                       ==========  =======  ==========  =======
Institutional Class Shares
 Shares Issued........................................ $  975,747   63,046  $  981,852   62,082
 Shares Issued in Lieu of Cash Distributions..........     57,061    3,699      52,915    3,412
 Shares Redeemed......................................   (954,900) (61,872)   (638,203) (40,468)
                                                       ----------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   77,908    4,873  $  396,564   25,026
                                                       ==========  =======  ==========  =======

                                                              Year                Year
                                                              Ended               Ended
                                                            Oct. 31,            Oct. 31,
                                                              2016                2015
                                                       ------------------  ------------------
                                                         Amount    Shares    Amount    Shares
                                                       ---------  -------  ---------  -------
Global Allocation 25/75 Portfolio
Class R2 Shares
 Shares Issued........................................ $     803       63  $     418       33
 Shares Issued in Lieu of Cash Distributions..........         9        1          8        1
 Shares Redeemed......................................      (402)     (32)      (176)     (14)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     410       32  $     250       20
                                                       =========  =======  =========  =======
Institutional Class Shares
 Shares Issued........................................ $ 176,847   13,920  $ 246,598   19,284
 Shares Issued in Lieu of Cash Distributions..........    10,144      798     14,734    1,162
 Shares Redeemed......................................  (183,852) (14,472)  (213,120) (16,688)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   3,139      246  $  48,212    3,758
                                                       =========  =======  =========  =======

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Global Funds under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                     Weighted      Weighted    Number of   Interest Maximum Amount
                                      Average      Average        Days     Expense  Borrowed During
                                   Interest Rate Loan Balance Outstanding* Incurred   the Period
                                   ------------- ------------ ------------ -------- ---------------
Global Equity Portfolio...........     1.10%        $2,745         47         $4        $17,121
Global Allocation 60/40 Portfolio.     1.10%         3,066         75          7         28,448
Global Allocation 25/75 Portfolio.     1.09%           799         86          2          5,806

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Global Fund's available line of credit was utilized.

   At October 31, 2016, Global Allocation 60/40 Portfolio had loans outstanding in the amount of $2,815 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Global Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Global Funds did not utilize the interfund lending program during the year ended October 31, 2016.

I. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds' Class R2 Shares.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the Global Funds' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                            Approximate
                                                                           Percentage of
                                                               Number of    Outstanding
                                                              Shareholders    Shares
                                                              ------------ -------------
Global Equity Portfolio-Class R2 Shares......................      4            92%
Global Equity Portfolio-Institutional Class Shares...........      3            77%
Global Allocation 60/40 Portfolio-Class R2 Shares............      3            97%
Global Allocation 60/40 Portfolio-Institutional Class Shares.      4            84%
Global Allocation 25/75 Portfolio-Class R2 Shares............      2            97%
Global Allocation 25/75 Portfolio-Institutional Class Shares.      4            90%

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Global Funds through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (Unaudited)

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                          % Breakdown of Distribution Sources
Portfolio Name                     ------------------------------------------------
                                      Net      Net Realized   Net Realized
                                   Investment Capital Gains: Capital Gains: Return of
                                     Income     Short-Term     Long-Term     Capital
-                                  ---------- -------------- -------------- ---------
Global Equity Portfolio
   December 16, 2015..............    100%          0%             0%           0%*
   March 30, 2016.................    100%          0%             0%           0%*
   June 29, 2016..................    100%          0%             0%           0%*
Global Allocation 60/40 Portfolio
   December 16, 2015..............     99%          0%             0%           1%
   March 30, 2016.................     99%          0%             0%           1%
   June 29, 2016..................     99%          0%             0%           1%
Global Allocation 25/75 Portfolio
   December 16, 2015..............     45%          0%             0%          55%
   March 30, 2016.................     99%          0%             0%           1%
   June 29, 2016..................     99%          0%             0%           1%

----------

* Amount is less than 1%

Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes, and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

       Name, Position                                Portfolios within the
       with the Fund,         Term of Office/1/ and  DFA Fund Complex/2/     Principal Occupation(s) During Past 5 Years and
 Address and Year of Birth    Length of Service            Overseen            Other Directorships of Public Companies Held
-------------------------------------------------------------------------------------------------------------------------------
                                             Disinterested Trustees/Directors
-------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      Since Inception        122 portfolios in 4    Leo Melamed Professor of Finance, The
Director of DFAIDG and DIG.                          investment companies   University of Chicago Booth School of Business.
Trustee of DFAITC and
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
1947
-------------------------------------------------------------------------------------------------------------------------------
John P. Gould                 DFAIDG-Since 1986      122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Service Professor of Economics, University of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Chicago Booth School of Business (since 1965).
The University of Chicago     DEM-Since 1993                                Member and Chair, Competitive Markets Advisory
Booth School of Business                                                    Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                     trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637                                                           Fund (registered investment company) (29
1939                                                                        Portfolios) (since 1994). Formerly, Member of the
                                                                            Board of Milwaukee Insurance Company (1997-
                                                                            2010).
-------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAIDG-Since 1981      122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Partner, Zebra Capital Management, LLC (hedge
Yale School of Management     DEM-Since 1993                                fund and asset manager) (since 2001). Consultant
P.O. Box 208200                                                             to Morningstar Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                    Director, BIRR Portfolio Analysis, Inc. (software
1943                                                                        Products) (1990- 2010).
-------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear              DFAIDG-Since 2010      122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG    DIG-Since 2010         investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM     DFAITC-Since 2010                             Professor of Human Resources Management and
Stanford University Graduate  DEM-Since 2010                                Economics, Graduate School of Business,
School of Business                                                          Stanford University (since 1995). Cornerstone
434 Galvez Mall                                                             Research (expert testimony and economic and
Stanford, CA 94305                                                          financial analysis) (since 2009). Formerly,
1948                                                                        Chairman of the President George W. Bush's
                                                                            Council of Economic Advisors, State of California
                                                                            (2005-2006). Formerly, Commissioner, White
                                                                            House Panel on Tax Reform (2005)
-------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes              DFAIDG-Since 1981      122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund          DEM-Since 1993                                Stanford University (since 1981). Chairman,
Advisers, LP                                                                Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                                                          Platinum Grove Asset Management, L.P. (hedge
Building 1                                                                  fund) (formerly, Oak Hill Platinum Partners) (1999-
Austin, TX 78746                                                            2009). Formerly, Director, American Century Fund
1941                                                                        Complex (registered investment companies) (43
                                                                            Portfolios) (1980-2014).
-------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                DFAIDG-Since 2000      122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG    DIG-Since 2000         investment companies   Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM     DFAITC-Since 2000                             Booth School of Business (since 1980). Director,
The University of Chicago     DEM-Since 2000                                HNI Corporation (formerly known as HON
Booth School of Business                                                    Industries Inc.) (office furniture) (since 2000).
5807 S. Woodlawn Avenue                                                     Director, Ryder System Inc. (transportation,
Chicago, IL 60637                                                           logistics and supply-chain management) (since
1953                                                                        2003). Trustee, UBS Funds (4 investment
                                                                            companies within the fund complex) (33 portfolios)
                                                                            (since 2009). Formerly, Co-Director Investment
                                                                            Research, Fundamental Investment Advisors
                                                                            (hedge fund) (2008-2011).

      Name, Position                                Portfolios within the
      with the Fund,         Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
 Address and Year of Birth   Length of Service            Overseen             Other Directorships of Public Companies Held
--------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth               DFAIDG-Since 1981      122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,  DIG-Since 1992         investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief       DFAITC-Since 1992                             Officer (until 1/1/2010) of the following companies:
Executive Officer            DEM-Since 1993                                Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009- 2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and
                                                                           Co-Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President, and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           DFAIDG-Since 2009      122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief   DIG-Since 2009         investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-    DFAITC-Since 2009                             2014), Director/Trustee, and formerly, Chief
Chief Investment Officer     DEM-Since 2009                                Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice
                                                                           President of the DFA Entities and Dimensional
                                                                           Fund Advisors Canada ULC. Director and Chief
                                                                           Investment Officer (since December 2012) of
                                                                           Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                             Term of Office/1/
                                              and Length of
Name and Year of Birth       Position            Service               Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
April A. Aandal         Vice President         Since 2008       Vice President of all the DFA Entities.
1963
-----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta        Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Vice
1974                                                            President, Business Development at Capson
                                                                Physicians Insurance Company (2010-2012).
-----------------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong   Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (January 2011-January 2016).
-----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery         Vice President         Since 2005       Vice President of all the DFA Entities.
1966
-----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow        Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                            Managing Director of Dimensional Fund Advisors Ltd
                                                                (since September 2013). Director of Dimensional
                                                                Funds plc and Dimensional Funds II plc (since
                                                                November 2013).
-----------------------------------------------------------------------------------------------------------------------
Lana Bergstein          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                            Client Service Manager for Dimensional Fund
                                                                Advisors LP (February 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------------
Stanley W. Black        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                            Senior Research Associate (January 2012-January
                                                                2014) and Research Associate (2006-2011) for
                                                                Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (April 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth       Vice President         Since 2007       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown        Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                    Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                                Fund Advisors Ltd., Dimensional Cayman
                                                                Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                Pte. and Dimensional Hong Kong Limited. Director,
                                                                Vice President, Director and Assistant Secretary of
                                                                Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
David P. Butler         Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                            Global Financial Services for Dimensional Fund
                                                                Advisors LP (since 2008).
-----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (December 2010-January 2012).
-----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                            Regional Director (January 2010-January 2014) for
                                                                Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
David K. Campbell       Vice President         Since 2016       Vice President of all the DFA Entities. Formerly, DC
1966                                                            Relationship Manager for Dimensional Fund
                                                                Advisors LP (October 2010-January 2016).
-----------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain   Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                            Regional Director (January 2012-January 2015) for
                                                                Dimensional Fund Advisors LP; Principal for
                                                                Chamberlain Financial Group (October 2010-
                                                                December 2011).

                                            Term of Office/1/
                                             and Length of
Name and Year of Birth       Position           Service              Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director (June 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Sales Executive for
                                                               Vanguard (2004-June 2011).
--------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities.
1956
--------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) for
                                                               Dimensional Fund Advisors LP. Vice President of
                                                               Dimensional Fund Advisors Canada ULC (since April
                                                               2016). Formerly, Portfolio Manager for Dimensional
                                                               Fund Advisors LP (October 2005 to January 2012).
--------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                           Counsel for Dimensional Fund Advisors LP (April
                                                               2012-January 2014); Vice President and Counsel for
                                                               AllianceBernstein L.P. (2006-2012).
--------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities. Director and
1972                                                           Vice President of Dimensional Japan Ltd (since
                                                               February 2016). President and Director of
                                                               Dimensional Fund Advisors Canada ULC (since
                                                               February 2016), Vice President of DFA Australia
                                                               Limited (since April 2008) and Director (since Oct
                                                               2016). Director of Dimensional Advisors Ltd,
                                                               Dimensional Fund Advisors Pte. Ltd., and
                                                               Dimensional Hong Kong Limited, (since April 2016),
                                                               Vice President of Dimensional Fund Advisors Pte
                                                               Ltd. (since June 2016), Head of Global Institutional
                                                               Services for Dimensional Fund Advisors LP (since
                                                               January 2014). Formerly, Vice President of
                                                               Dimensional Fund Advisors Canada ULC (December
                                                               2010-February 2016); Head of Institutional, North
                                                               America (March 2012 to December 2013) and Head
                                                               of Portfolio Management (January 2006 to March
                                                               2012) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Matthew B. Cobb         Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (September 2011-March 2013); Vice President at
                                                               MullinTBG (2005-2011).
--------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2010-March 2014).
--------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2003-March 2014).
--------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2002-January 2012).
--------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
--------------------------------------------------------------------------------------------------------------------
John W. Crill (Wes)     Vice President        Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                           Senior Associate, Research (January 2015-January
                                                               2016); Associate, Research (January 2014-January
                                                               2015); Analyst, Research (July 2010-January 2014)
                                                               for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief                           of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                     Dimensional Fund Advisors Ltd. Chief Compliance
                                                               Officer and Chief Privacy Officer of Dimensional
                                                               Fund Advisors Canada ULC, Chief Compliance
                                                               Officer of Dimensional Fund Advisors Pte. Ltd.
                                                               Formerly, Vice President and Global Chief
                                                               Compliance Officer for Dimensional SmartNest (US)
                                                               LLC (October 2010-2014).

                                             Term of Office/1/
                                              and Length of
Name and Year of Birth       Position            Service              Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
John T. Curnutte        Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1980                                                            Manager, Research Systems (November 2012-
                                                                January 2016) for Dimensional Fund Advisors LP;
                                                                Assistant Vice President, Oaktree Capital
                                                                Management (April 2011-October 2012.
----------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                            Regional Director (July 2013-January 2015) for
                                                                Dimensional Fund Advisors LP; Relationship
                                                                Manager for Blackrock, Inc. (July 2011-July 2013);
                                                                Vice President for Towers Watson (formerly,
                                                                WellsCanning) (June 2009-July 2011).
----------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President         Since 1999       Vice President of all the DFA Entities.
1956
----------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                            Limited and Dimensional Fund Advisors Canada
                                                                ULC.
----------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                            Regional Director (January 2012-January 2014) and
                                                                Senior Associate (August 2010-December 2011) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                            Regional Director (May 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Vice President,
                                                                Portfolio Specialist (January 2007-May 2011) for
                                                                Morgan Stanley Investment Management.
----------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                            Associate, Research (November 2012-January
                                                                2015) for Dimensional Fund Advisors LP; Senior
                                                                Consultant, NERA Economic Consulting, New York
                                                                (May 2010-November 2012).
----------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President         Since 2010       Vice President of all the DFA Entities. Chief Data
1972                                                            Officer for Dimensional Fund Advisors LP (since
                                                                January 2016).
----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President         Since 2001       Vice President of all the DFA Entities.
1970
----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                            Marketing for Dimensional Fund Advisors LP (since
                                                                February 2013). Formerly, Senior Manager of
                                                                Research and Marketing for Dimensional Fund
                                                                Advisors LP (June 2012-January 2013); Director of
                                                                Mutual Fund Analysis at Morningstar (January 2008-
                                                                May 2012).
----------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                            Regional Director (May 2008-January 2015) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                    Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Pte. Ltd. (since April 2013). Formerly, Chief
                                                                Operating Officer for Dimensional Fund Advisors Ltd.
                                                                (July 2008-March 2013).
----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker     Vice President         Since 2004       Vice President of all the DFA Entities.
1971
----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall          Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                            Portfolio Management (since March 2012) and
                                                                Senior Portfolio Manager (since January 2012) of
                                                                Dimensional Fund Advisors LP. Vice President of
                                                                Dimensional Fund Advisors Canada ULC (since April
                                                                2016). Formerly, Portfolio Manager of Dimensional
                                                                Fund Advisors LP (September 2004-January 2012).

                                                Term of Office/1/
                                                 and Length of
Name and Year of Birth         Position             Service               Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Edward A. Foley         Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2011-January 2014); Senior Vice President
                                                                   of First Trust Advisors L.P. (2007-July 2011).
--------------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster     Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                               Senior Associate (May 2011-January 2015) for
                                                                   Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman       Vice President            Since 2009       Vice President of all the DFA Entities.
1970
--------------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg    Vice President            Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1970                                                               President for Dimensional SmartNest (US) LLC
                                                                   (January 2012-November 2014); Senior Vice
                                                                   President for Morningstar (July 2004-July 2011).
--------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour        Vice President            Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum          Vice President            Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                               Managing Director at BlackRock (2004-January
                                                                   2012).
--------------------------------------------------------------------------------------------------------------------------
Henry F. Gray           Vice President            Since 2000       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
John T. Gray            Vice President            Since 2007       Vice President of all the DFA Entities.
1974
--------------------------------------------------------------------------------------------------------------------------
Christian Gunther       Vice President            Since 2011       Vice President of all the DFA Entities. Senior Trader
1975                                                               for Dimensional Fund Advisors LP (since 2012).
                                                                   Formerly, Senior Trader (2009-2012).
--------------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins       Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                               Counsel for Dimensional Fund Advisors LP (January
                                                                   2011-January 2014).
--------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner          Vice President            Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight          Vice President            Since 2005       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle       Vice President, Chief     Since 2016       Vice President, Chief Financial Officer, and
1958                    Financial Officer, and                     Treasurer of all the DFA Entities. Interim Chief
                        Treasurer                                  Financial Officer, interim Treasurer and Vice
                                                                   President of Dimensional Advisors Ltd., Dimensional
                                                                   Hong Kong Limited, Dimensional Cayman
                                                                   Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                   Canada ULC, Dimensional Fund Advisors Pte. Ltd,
                                                                   DFA Australia Ltd. Formerly, interim Chief Financial
                                                                   Officer and interim Treasurer (April 2016-September
                                                                   2016), and Controller (August 2015-September
                                                                   2016) of all the DFA Entities); Vice President of T.
                                                                   Rowe Price Group, Inc. and Director of Investment
                                                                   Treasury and Treasurer of the T. Rowe Price Funds
                                                                   (March 2008-July 2015).
--------------------------------------------------------------------------------------------------------------------------
Christine W. Ho         Vice President            Since 2004       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath      Vice President            Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                               Managing Director, Co-Head Global Consultant
                                                                   Relations at BlackRock (2004-2011).
--------------------------------------------------------------------------------------------------------------------------
Mark A. Hunter          Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                               Senior Compliance Officer (November 2010-January
                                                                   2015) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Alan R. Hutchison       Vice President            Since 2016       Vice President of all the DFA Entities. Portfolio
1977                                                               Manager for Dimensional Fund Advisors LP (January
                                                                   2013-Present). Formerly, Investment Associate for
                                                                   Dimensional Fund Advisors LP (January 2010-
                                                                   January 2013).

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service              Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (April 2006-January 2016).
-----------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                       Manager, IT Service Management (October 2014-
                                                           January 2016); Manager, Managed DC Systems
                                                           (October 2005-October 2014) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President    Since 2004       Vice President of all the DFA Entities and
1973                                                       Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                       Manager of Sales and Marketing Systems (January
                                                           2011-January 2014) for Dimensional Fund Advisors
                                                           LP.
-----------------------------------------------------------------------------------------------------------------
Stephen W. Jones        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                       Facilities Manager for Dimensional Fund Advisors
                                                           LP (October 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------
Scott P. Kaup           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                       Senior Manager, Investment Operations (January
                                                           2014-January 2015) and Investment Operations
                                                           Manager (May 2008-January 2014) for Dimensional
                                                           Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
David M. Kavanaugh      Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                       Operations for Financial Advisor Services for
                                                           Dimensional Fund Advisors LP (since July 2014).
                                                           Formerly, Counsel of Dimensional Fund Advisors LP
                                                           (August 2011-January 2014); Associate at Andrews
                                                           Kurth LLP (2006-2011).
-----------------------------------------------------------------------------------------------------------------
Patrick M. Keating      Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                       Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP and Dimensional Japan Ltd. Chief
                                                           Operating Officer and Director of Dimensional Japan
                                                           Ltd. Formerly, Vice President of DFA Securities LLC,
                                                           Dimensional Cayman Commodity Fund I Ltd. and
                                                           Dimensional Advisors Ltd (until February 2015);
                                                           Chief Operating Officer of Dimensional Holdings Inc.,
                                                           DFA Securities LLC, Dimensional Fund Advisors LP,
                                                           Dimensional Cayman Commodity Fund I Ltd.,
                                                           Dimensional Advisors Ltd. and Dimensional Fund
                                                           Advisors Pte. Ltd. (until February 2015); Director,
                                                           Vice President, and Chief Privacy Officer of
                                                           Dimensional Fund Advisors Canada ULC (until
                                                           February 2015); Director of DFA Australia Limited,
                                                           Dimensional Fund Advisors Ltd. and Dimensional
                                                           Advisors Ltd. (until February 2015); and Director and
                                                           Vice President of Dimensional Hong Kong Limited
                                                           and Dimensional Fund Advisors Pte. Ltd. (until
                                                           February 2015).
-----------------------------------------------------------------------------------------------------------------
Andrew K. Keiper        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (October 2004-January 2013).
-----------------------------------------------------------------------------------------------------------------
David M. Kershner       Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                       Manager for Dimensional Fund Advisors LP (since
                                                           June 2004).
-----------------------------------------------------------------------------------------------------------------
Arun C. Keswani         Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1975                                                       Portfolio Manager for Dimensional Fund Advisors LP
                                                           (January 2015-Present). Formerly, Portfolio Manager
                                                           (January 2013-January 2015) and Investment
                                                           Associate (October 2011-January 2013) for
                                                           Dimensional Fund Advisors LP; Investment Banking
                                                           Associate at Morgan Stanley (August 2010-
                                                           September 2011).

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service               Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
 Kimberly L. Kiser      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1972                                                      Creative Director for Dimensional Fund Advisors LP
                                                           (September 2012-January 2014); Vice President and
                                                           Global Creative Director at Morgan Stanley (2007-
                                                           2012); Visiting Assistant Professor, Graduate
                                                           Communications Design at Pratt Institute (2004-
                                                           2012).
------------------------------------------------------------------------------------------------------------------
 Natalia Y. Knych       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
 1971                                                      Manager, RFP, Institutional (January 2015-January
                                                           2016); Senior Associate, Institutional (April 2007-
                                                           January 2015) for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Timothy R. Kohn        Vice President    Since 2011       Vice President of all the DFA Entities. Head of
 1971                                                      Defined Contribution Sales for Dimensional Fund
                                                           Advisors LP (since August 2010).
------------------------------------------------------------------------------------------------------------------
 Joseph F. Kolerich     Vice President    Since 2004       Vice President of all the DFA Entities. Senior
 1971                                                      Portfolio Manager of Dimensional Fund Advisors LP
                                                           (since January 2012). Formerly, Portfolio Manager
                                                           for Dimensional (April 2001-January 2012).
------------------------------------------------------------------------------------------------------------------
 Mark D. Krasniewski    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1981                                                      Senior Associate, Investment Analytics and Data
                                                           (January 2012-December 2012) and Systems
                                                           Developer (June 2007-December 2011) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Kahne L. Krause        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1966                                                      Regional Director (May 2010-January 2014) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Stephen W. Kurad       Vice President    Since 2011       Vice President of all the DFA Entities.
 1968
------------------------------------------------------------------------------------------------------------------
 Michael F. Lane        Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
 1967                                                      Chief Executive Officer for Dimensional SmartNest
                                                           (US) LLC (July 2012-November 2014).
------------------------------------------------------------------------------------------------------------------
 Francis R. Lao         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
 1969                                                      President -- Global Operations at Janus Capital
                                                           Group (2005-2011).
------------------------------------------------------------------------------------------------------------------
 David F. LaRusso       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1978                                                      Senior Trader (January 2010-December 2012) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Juliet H. Lee          Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
------------------------------------------------------------------------------------------------------------------
 Marlena I. Lee         Vice President    Since 2011       Vice President of all the DFA Entities.
 1980
------------------------------------------------------------------------------------------------------------------
 Paul A. Lehman         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                      Regional Director (July 2013-January 2015) for
                                                           Dimensional Fund Advisors LP; Chief Investment
                                                           Officer (April 2005-April 2013) for First Citizens
                                                           Bancorporation.
------------------------------------------------------------------------------------------------------------------
 John B. Lessley        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1960                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (January 2008-January 2013).
------------------------------------------------------------------------------------------------------------------
 Joy L. Lopez           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                      Senior Tax Manager (February 2013-January 2015)
                                                           for Dimensional Fund Advisors LP; Vice President
                                                           and Tax Manager, North America (August 2006-April
                                                           2012) for Pacific Investment Management Company.
------------------------------------------------------------------------------------------------------------------
 Apollo D. Lupescu      Vice President    Since 2009       Vice President of all the DFA Entities.
 1969

                                                Term of Office/1/
                                                  and Length of
Name and Year of Birth       Position                Service                 Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
 Timothy P. Luyet       Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
 1972                                                                  Senior Manager, Marketing Operations (January
                                                                       2014-January 2015), Manager, Client Systems
                                                                       (October 2011-January 2014) and RFP Manager
                                                                       (April 2010-October 2011) for Dimensional Fund
                                                                       Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
 Peter Magnusson        Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
 1969                                                                  Regional Director for Dimensional Fund Advisors LP
                                                                       (January 2011-January 2014).
-----------------------------------------------------------------------------------------------------------------------------
 Kenneth M. Manell      Vice President      Since 2010                 Vice President of all the DFA Entities and
 1972                                                                  Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------------------
 Aaron M. Marcus        Vice President      Since 2008                 Vice President of all DFA Entities and Head of
 1970                                                                  Global Human Resources for Dimensional Fund
                                                                       Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
 Duane R. Mattson       Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
 1965                                                                  Senior Compliance Officer (May 2012-January 2015)
                                                                       for Dimensional Fund Advisors LP; Chief
                                                                       Compliance Officer (April 2010-April 2012) for Al
                                                                       Frank Asset Management.
-----------------------------------------------------------------------------------------------------------------------------
 Bryan R. McClune       Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
 1975                                                                  Regional Director of Dimensional Fund Advisors LP
                                                                       (January 2009-January 2014).
-----------------------------------------------------------------------------------------------------------------------------
 Philip P. McInnis      Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
 1984                                                                  Regional Director (January 2009-January 2014) and
                                                                       Senior Associate (2011) for Dimensional Fund
                                                                       Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
 Francis L. McNamara    Vice President      Since 2016                 Vice President of all the DFA Entities. Formerly,
 1959                                                                  Manager, Project Management Office for
                                                                       Dimensional Fund Advisors LP (October 2006-
                                                                       January 2016).
-----------------------------------------------------------------------------------------------------------------------------
 Travis A. Meldau       Vice President      Since 2015                 Vice President of all the DFA Entities. Portfolio
 1981                                                                  Manager (since September 2011) for Dimensional
                                                                       Fund Advisors LP. Formerly, Portfolio Manager for
                                                                       Wells Capital Management (October 2004-
                                                                       September 2011).
-----------------------------------------------------------------------------------------------------------------------------
 Tracy R. Mitchell      Vice President      Since 2016                 Vice President of all the DFA Entities. Formerly,
 1974                                                                  Regional Director for Dimensional Fund Advisors LP
                                                                       (September 2013-January 2016); Managing Director,
                                                                       Client Services, Charles Schwab (December 2009-
                                                                       August 2013).
-----------------------------------------------------------------------------------------------------------------------------
 Jonathan G. Nelson     Vice President      Since 2013                 Vice President of all the DFA Entities. Formerly,
 1971                                                                  Manager, Investment Systems (2011-January 2013)
                                                                       for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
 Catherine L. Newell    Vice President and  Vice President since 1997  Vice President and Secretary of all the DFA Entities.
 1964                   Secretary           and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).

                                                   Term of Office/1/
                                                     and Length of
Name and Year of Birth        Position                  Service                 Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------------
 John R. Nicholson      Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
 1977                                                                     Regional Director (June 2011-January 2015) for
                                                                          Dimensional Fund Advisors LP; Sales Executive for
                                                                          Vanguard (July 2008-May 2011).
--------------------------------------------------------------------------------------------------------------------------------
 Pamela B. Noble        Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
 1964                                                                     Portfolio Manager for Dimensional Fund Advisors LP
                                                                          (2008-2010).
--------------------------------------------------------------------------------------------------------------------------------
 Selwyn Notelovitz      Vice President and     Since 2013                 Vice President and Deputy Chief Compliance Officer
 1961                   Deputy Chief                                      of all the DFA Entities. Deputy Chief Compliance
                        Compliance Officer                                Officer of Dimensional Fund Advisors LP (since
                                                                          December 2012). Formerly, Chief Compliance
                                                                          Officer of Wellington Management Company, LLP
                                                                          (2004-2011).
--------------------------------------------------------------------------------------------------------------------------------
 Carolyn L. O           Vice President         Since 2010                 Vice President of all the DFA Entities, Dimensional
 1974                                                                     Cayman Commodity Fund I Ltd., and Dimensional
                                                                          Fund Advisors Canada ULC (since April 2016).
                                                                          Deputy General Counsel, Funds (since 2011).
--------------------------------------------------------------------------------------------------------------------------------
 Gerard K. O'Reilly     Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
 1976                   Chief Investment       and Co-Chief Investment    the DFA Entities, Dimensional Fund Advisors
                        Officer                Officer since 2014         Canada ULC, and Dimensional Japan Ltd. Director
                                                                          of Dimensional Funds plc and Dimensional Fund II
                                                                          plc.
--------------------------------------------------------------------------------------------------------------------------------
 Randy C. Olson         Vice President         Since 2016                 Vice President of all the DFA Entities. Formerly,
 1980                                                                     Senior Compliance Officer for Dimensional Fund
                                                                          Advisors LP (July 2014-January 2016); Vice
                                                                          President Regional Head of Investment Compliance,
                                                                          Asia, PIMCO Asia Private Limited (July 2012-July
                                                                          2014); Country Compliance Officer, Janus Capital,
                                                                          Singapore Private Limited (May 2011-June 2012).
--------------------------------------------------------------------------------------------------------------------------------
 Daniel C. Ong          Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
 1973                                                                     Manager for Dimensional Fund Advisors LP (since
                                                                          July 2005).
--------------------------------------------------------------------------------------------------------------------------------
 Kyle K. Ozaki          Vice President         Since 2010                 Vice President of all the DFA Entities.
 1978
--------------------------------------------------------------------------------------------------------------------------------
 Matthew A. Pawlak      Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
 1977                                                                     Regional Director for Dimensional Fund Advisors LP
                                                                          (2012-January 2013); Senior Consultant (June 2011-
                                                                          December 2011) and Senior Investment Analyst and
                                                                          Consultant (July 2008-June 2011) at Hewitt
                                                                          EnnisKnupp.
--------------------------------------------------------------------------------------------------------------------------------
 Mary T. Phillips       Vice President         Since 2016                 Vice President of all the DFA Entities. Senior
 1981                                                                     Portfolio Manager (January 2015-present). Formerly,
                                                                          Portfolio Manager (April 2014-January 2015) and
                                                                          Investment Associate for Dimensional Fund Advisors
                                                                          LP (July 2012-March 2014).
--------------------------------------------------------------------------------------------------------------------------------
 Jeffrey L. Pierce      Vice President         Since 2015                 Vice President of all the DFA Entities. Senior
 1984                                                                     Manager, Advisor Benchmarking (since January
                                                                          2015) for Dimensional Fund Advisors LP. Formerly,
                                                                          Manager, Advisor Benchmarking (April 2012-
                                                                          December 2014) for Dimensional Fund Advisors LP;
                                                                          Senior Manager, Research and Consulting (October
                                                                          2010-April 2012) for Crain Communications Inc.
--------------------------------------------------------------------------------------------------------------------------------
 Olivian T. Pitis       Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
 1974                                                                     Regional Director (May 2011-January 2015) for
                                                                          Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------------
 Brian P. Pitre         Vice President         Since 2015                 Vice President of all the DFA Entities. Counsel for
 1976                                                                     Dimensional Fund Advisors LP (since February
                                                                          2015). Formerly, Chief Financial Officer and General
                                                                          Counsel for Relentless (March 2014-January 2015);
                                                                          Vice President of all the DFA Entities (January 2013-
                                                                          March 2014); Counsel for Dimensional Fund
                                                                          Advisors LP (January 2009-March 2014).

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service               Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
 David A. Plecha        Vice President    Since 1993       Vice President of all the DFA Entities, DFA Australia
 1961                                                      Limited, Dimensional Fund Advisors Ltd. and
                                                           Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------
 Allen Pu               Vice President    Since 2011       Vice President of all the DFA Entities. Senior
 1970                                                      Portfolio Manager for Dimensional Fund Advisors LP
                                                           (since January 2015). Formerly, Portfolio Manager
                                                           for Dimensional Fund Advisors LP (2006-January
                                                           2015).
------------------------------------------------------------------------------------------------------------------
 David J. Rapozo        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1967                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (January 2011-January 2014).
------------------------------------------------------------------------------------------------------------------
 Mark A. Regier         Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1969                                                      Planning and Analysis Manager for Dimensional
                                                           Fund Advisors LP (July 2007-January 2014).
------------------------------------------------------------------------------------------------------------------
 Cory T. Riedberger     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1979                                                      Regional Director (March 2011-January 2015) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Savina B. Rizova       Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
 1981                                                      Research Associate (June 2011-January 2012) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Michael F. Rocque      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1968                                                      Senior Fund Accounting Manager (July 2013-
                                                           January 2015) for Dimensional Fund Advisors LP;
                                                           Senior Financial Consultant and Chief Accounting
                                                           Officer (July 2002-July 2013) for MFS Investment
                                                           Management.
------------------------------------------------------------------------------------------------------------------
 L. Jacobo Rodriguez    Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
------------------------------------------------------------------------------------------------------------------
 Austin S. Rosenthal    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Vice
 1978                                                      President for Dimensional SmartNest (US) LLC
                                                           (September 2010-November 2014).
------------------------------------------------------------------------------------------------------------------
 Oliver J. Rowe         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1960                                                      Senior Manager, Human Resources for Dimensional
                                                           Fund Advisors LP (January 2012-January 2014);
                                                           Director of Human Resources at Spansion, Inc.
                                                           (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------------
 Joseph S. Ruzicka      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1987                                                      Manager Investment Analytics and Data (January
                                                           2014-January 2015), Senior Associate, Investment
                                                           Analytics and Data (January 2013-January 2014),
                                                           Associate, Investment Analytics and Data (January
                                                           2012-January 2013), and Investment Data Analyst
                                                           (April 2010-January 2012) for Dimensional Fund
                                                           Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Julie A. Saft          Vice President    Since 2010       Vice President of all the DFA Entities.
 1959
------------------------------------------------------------------------------------------------------------------
 Joel P. Schneider      Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
 1980                                                      Manager (since 2013) for Dimensional Fund
                                                           Advisors LP. Formerly, Investment Associate (April
                                                           2011-January 2013) for Dimensional Fund Advisors
                                                           LP.
------------------------------------------------------------------------------------------------------------------
 Ashish Shrestha        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1978                                                      Regional Director (September 2009-January 2015)
                                                           for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Bruce A. Simmons       Vice President    Since 2009       Vice President of all the DFA Entities.
 1965
------------------------------------------------------------------------------------------------------------------
 Ted R. Simpson         Vice President    Since 2007       Vice President of all the DFA Entities.
 1968

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service              Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------
Bhanu P. Singh          Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                       Portfolio Manager for Dimensional Fund Advisors LP
                                                           (since January 2015). Formerly, Portfolio Manager
                                                           (January 2012-January 2015) and Investment
                                                           Associate for Dimensional Fund Advisors LP (August
                                                           2010-December 2011).
-----------------------------------------------------------------------------------------------------------------
Bryce D. Skaff          Vice President    Since 2007       Vice President of all the DFA Entities.
1975
-----------------------------------------------------------------------------------------------------------------
Lukas J. Smart          Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                       Manager of Dimensional Fund Advisors LP (since
                                                           January 2010).
-----------------------------------------------------------------------------------------------------------------
Andrew D. Smith         Vice President    Since 2011       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------------
Grady M. Smith          Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                       Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------
Matthew Snider          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (September 2011-January 2016); Sales Executive,
                                                           Vanguard (May 2008-August 2011).
-----------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth      Vice President    Since 2004       Vice President of all the DFA Entities.
1947
-----------------------------------------------------------------------------------------------------------------
Charlene L. St. John    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1965                                                       Senior Manager for Dimensional Fund Advisors LP
                                                           (September 2014-January 2016); Vice President of
                                                           Marketing, Forward Management/Salient (January
                                                           2008-February 2014).
-----------------------------------------------------------------------------------------------------------------
Brent M. Stone          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                       Project Manager (September 2012-December 2015)
                                                           and Manager, Corporate Systems for Dimensional
                                                           Fund Advisors LP (January 2011-September 2012).
-----------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (April 2010-January 2013).
-----------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                       Manager, Investment Analytics and Data (2012-
                                                           January 2013) and Research Assistant (2002-2011)
                                                           for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
James J. Taylor         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Accounting Manager for Dimensional Fund Advisors
                                                           LP (November 2009-January 2016).
-----------------------------------------------------------------------------------------------------------------
Erik T. Totten          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                       Regional Director (2010-January 2013) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
John H. Totten          Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (January 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------
Robert C. Trotter       Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-----------------------------------------------------------------------------------------------------------------
Dave C. Twardowski      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                       Research Associate (June 2011-January 2015) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Karen E. Umland         Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                       Limited, Dimensional Fund Advisors Ltd., and
                                                           Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------
Benjamin C. Walker      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (September 2008-January 2014).

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service              Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Brian J. Walsh          Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                       Manager for Dimensional Fund Advisors LP (since
                                                           2004).
----------------------------------------------------------------------------------------------------------------
Jessica Walton          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                       Regional Director (January 2012-January 2015) for
                                                           Dimensional Fund Advisors LP; Director of Marketing
                                                           and Investor Relations for Treaty Oak Capital
                                                           Management (July 2011-October 2011); Vice
                                                           President for Rockspring Capital (October 2010-July
                                                           2011).
----------------------------------------------------------------------------------------------------------------
Griffin S. Watkins      Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1985                                                       Regional Director (January 2014-January 2016) and
                                                           Senior Associate (January 2011-December 2013) for
                                                           Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------
Timothy P. Wei          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1968                                                       Counsel for Dimensional Fund Advisors LP (July
                                                           2014-January 2016); Assistant General Counsel,
                                                           Teacher Retirement System of Texas (October
                                                           2008-June 2014).
----------------------------------------------------------------------------------------------------------------
Weston J. Wellington    Vice President    Since 1997       Vice President of all the DFA Entities.
1951
----------------------------------------------------------------------------------------------------------------
Ryan J. Wiley           Vice President    Since 2007       Vice President of all the DFA Entities.
1976
----------------------------------------------------------------------------------------------------------------
Kristina M. Williams    Vice President    Since 2016       Vice President of all the DFDA Entities. Formerly,
1975                                                       Client Service Supervisor for Dowling & Yahnke (July
                                                           2014-January 2016); Head of Operations for The
                                                           Elements Financial Group (January 2013-June 2014);
                                                           Head of Operations for Vericimetry Advisors LLC
                                                           (July 2011-December 2012).
----------------------------------------------------------------------------------------------------------------
Jeremy J. Willis        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                       Manager, Client Systems for Dimensional Fund
                                                           Advisors LP (May 2012-January 2016); Vice
                                                           President, Implementations, Citigroup (August 2006-
                                                           October 2011).
----------------------------------------------------------------------------------------------------------------
Stacey E. Winning       Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                       Global Recruiting and Development (since June
                                                           2014) for Dimensional Fund Advisors LP. Formerly,
                                                           Senior Manager, Recruiting (December 2012-June
                                                           2014) for Dimensional Fund Advisors LP; Co-Head
                                                           of Global Recruiting (May 2009-November 2012) for
                                                           Two Sigma Investments.
----------------------------------------------------------------------------------------------------------------
Cecelia K. Wong         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1981                                                       Client Service Manager for Dimensional Fund
                                                           Advisors LP (June 2005-January 2016).
----------------------------------------------------------------------------------------------------------------
Craig A. Wright         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                       Accounting Manager for Dimensional Fund Advisors
                                                           LP (November 2011-January 2016); Senior
                                                           Associate, PricewaterhouseCoopers LP (July 2009-
                                                           November 2011).
----------------------------------------------------------------------------------------------------------------
Joseph L. Young         Vice President    Since 2011       Vice President of all the DFA Entities.
1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

   For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2015 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                             Qualifying
                                         Net                                                For Corporate
                                     Investment    Short-Term     Long-Term                   Dividends   Qualifying  Foreign
                                       Income     Capital Gain  Capital Gain      Total       Received     Dividend     Tax
Dimensional Investment Group Inc.   Distributions Distributions Distributions Distributions Deduction(1)  Income(2)  Credit(3)
---------------------------------   ------------- ------------- ------------- ------------- ------------- ---------- ---------
Global Equity Portfolio............      100%          --            --            100%          100%        100%        2%
Global Allocation 60/40 Portfolio..      100%          --            --            100%          100%        100%        1%
Global Allocation 25/75 Portfolio..      100%          --            --            100%          100%        100%        1%

                                                         Qualifying
                                     Foreign  Qualifying Short-Term
                                     Source    Interest   Capital
Dimensional Investment Group Inc.   Income(4) Income(5)   Gain(6)
---------------------------------   --------- ---------- ----------
Global Equity Portfolio............    38%       100%       100%
Global Allocation 60/40 Portfolio..    23%       100%       100%
Global Allocation 25/75 Portfolio..    12%       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-025A
 [LOGO]                                                              00185766

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated
Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980.
Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a)  Audit Fees
               Fiscal Year Ended October 31, 2016: $293,636
               Fiscal Year Ended October 31, 2015: $305,891

    (b)  Audit-Related Fees

              Fees for Registrant    Fiscal Year Ended October 31, 2016: $24,626
                                     Fiscal Year Ended October 31, 2015: $23,488

     For fiscal years ended October 31, 2016 and October 31, 2015, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

         Audit-Related Fees required to be approved pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                     Fiscal Year Ended October 31, 2016: $187,500
                                     Fiscal Year Ended October 31, 2015: $172,000

     For the fiscal years ended October 31, 2016 and October 31, 2015, Audit-Related Fees required to be approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

     (c)  Tax Fees

              Fees for Registrant    Fiscal Year Ended October 31, 2016: $69,130
                                     Fiscal Year Ended October 31, 2015: $84,417

     Tax Fees included, for the fiscal years ended October 31, 2016 and October 31, 2015, fees for tax services in connection with the Registrant's excise tax calculations and review of the Registrant's applicable tax returns.

     There were no Tax Fees required to be approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (d)  All Other Fees

                  Fees for Registrant  Fiscal Year Ended October 31, 2016: $0
                                       Fiscal Year Ended October 31, 2015: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1)   Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A.   General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B.   Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

            (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

            (b) refer such matter to the full Committee for its consideration and action.

            In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E.   Amendment; Annual Review

       1.   The Committee may amend these procedures from time to time.

       2.   These procedures shall be reviewed annually by the Committee.

       F.   Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

   (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2016 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.

   (g)    Aggregate Non-Audit Fees
             Fiscal Year Ended October 31, 2016: $1,495,709
             Fiscal Year Ended October 31, 2015: $1,585,897

   (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.  INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

 NAME OF ENTITY FOR WHICH SCHEDULE OF   RELATIONSHIP TO SERIES OF THE
 INVESTMENTS IS PROVIDED                REGISTRANT
 ------------------------------------   -------------------------------------
 U.S. Large Company Portfolio           Series of Registrant

 The U.S. Large Cap Value Series        Master fund for U.S. Large Cap Value
                                        Portfolio II, U.S. Large Cap Value
                                        Portfolio III and LWAS/DFA U.S. High
                                        Book to Market Portfolio

The DFA International Value Series      Master fund for DFA International
                                        Value Portfolio, DFA International
                                        Value Portfolio II, DFA International
                                        Value Portfolio III and DFA
                                        International Value Portfolio IV

The Emerging Markets Series             Master fund for Emerging Markets
                                        Portfolio II

The Tax-Managed U.S. Marketwide Value   Master fund for Tax-Managed U.S.
Series                                  Marketwide Value Portfolio II

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                    PERCENTAGE
                                            SHARES      VALUE+    OF NET ASSETS**
                                           --------- ------------ ---------------
COMMON STOCKS -- (94.9%)
Consumer Discretionary -- (11.8%)
*  Adient P.L.C.                              32,747 $  1,490,316           0.0%
   Advance Auto Parts, Inc.                   25,369    3,553,690           0.1%
*  Amazon.com, Inc.                          135,980  107,399,724           1.7%
#* AutoNation, Inc.                           22,861    1,002,912           0.0%
#* AutoZone, Inc.                             10,071    7,474,293           0.1%
#  Bed Bath & Beyond, Inc.                    53,216    2,150,991           0.0%
   Best Buy Co., Inc.                         95,093    3,700,069           0.1%
#  BorgWarner, Inc.                           69,387    2,486,830           0.0%
#* CarMax, Inc.                               65,964    3,294,242           0.1%
#  Carnival Corp.                            149,136    7,322,578           0.1%
   CBS Corp. Class B                         140,171    7,936,482           0.1%
#* Charter Communications, Inc. Class A       75,058   18,756,244           0.3%
#* Chipotle Mexican Grill, Inc.               10,034    3,619,866           0.1%
   Coach, Inc.                                96,097    3,448,921           0.1%
   Comcast Corp. Class A                     830,219   51,324,139           0.8%
#  Darden Restaurants, Inc.                   43,482    2,817,199           0.0%
   Delphi Automotive P.L.C.                   93,969    6,114,563           0.1%
#* Discovery Communications, Inc. Class A     52,027    1,358,425           0.0%
*  Discovery Communications, Inc. Class C     77,318    1,941,455           0.0%
   Dollar General Corp.                       89,297    6,169,530           0.1%
#* Dollar Tree, Inc.                          81,226    6,136,624           0.1%
   DR Horton, Inc.                           116,712    3,364,807           0.1%
#  Expedia, Inc.                              41,508    5,364,079           0.1%
   Foot Locker, Inc.                          46,653    3,115,021           0.1%
   Ford Motor Co.                          1,352,791   15,881,766           0.3%
#  Gap, Inc. (The)                            75,503    2,083,128           0.0%
#  Garmin, Ltd.                               39,692    1,919,505           0.0%
   General Motors Co.                        492,801   15,572,512           0.2%
#  Genuine Parts Co.                          51,283    4,645,727           0.1%
   Goodyear Tire & Rubber Co. (The)           90,415    2,624,747           0.0%
#  H&R Block, Inc.                            75,479    1,733,753           0.0%
#  Hanesbrands, Inc.                         130,153    3,344,932           0.1%
#  Harley-Davidson, Inc.                      61,597    3,512,261           0.1%
   Harman International Industries, Inc.      24,041    1,916,308           0.0%
   Hasbro, Inc.                               38,883    3,243,231           0.1%
   Home Depot, Inc. (The)                    426,992   52,097,294           0.8%
   Interpublic Group of Cos., Inc. (The)     137,927    3,088,186           0.1%
   Johnson Controls International P.L.C.     327,473   13,203,711           0.2%
#  Kohl's Corp.                               61,871    2,706,856           0.0%
#  L Brands, Inc.                             82,756    5,974,156           0.1%
#  Leggett & Platt, Inc.                      46,099    2,115,022           0.0%
   Lennar Corp. Class A                       64,716    2,698,010           0.0%
*  LKQ Corp.                                 105,800    3,415,224           0.1%
   Lowe's Cos., Inc.                         302,727   20,176,755           0.3%
   Macy's, Inc.                              106,269    3,877,756           0.1%
   Marriott International, Inc. Class A      110,185    7,569,709           0.1%
#  Mattel, Inc.                              117,345    3,699,888           0.1%
   McDonald's Corp.                          294,906   33,197,568           0.5%
#* Michael Kors Holdings, Ltd.                58,225    2,956,665           0.1%
*  Mohawk Industries, Inc.                    21,714    4,001,890           0.1%
*  Netflix, Inc.                             148,686   18,566,421           0.3%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                                SHARES      VALUE+    OF NET ASSETS**
                                               --------- ------------ ---------------
Consumer Discretionary -- (Continued)
   Newell Brands, Inc.                           166,121 $  7,977,130           0.1%
   News Corp. Class A                            131,097    1,588,896           0.0%
   News Corp. Class B                             41,264      511,674           0.0%
   NIKE, Inc. Class B                            466,458   23,406,862           0.4%
#  Nordstrom, Inc.                                40,033    2,081,716           0.0%
*  O'Reilly Automotive, Inc.                      32,703    8,647,981           0.1%
#  Omnicom Group, Inc.                            81,488    6,504,372           0.1%
*  Priceline Group, Inc. (The)                    17,171   25,314,003           0.4%
   PulteGroup, Inc.                              106,541    1,981,663           0.0%
   PVH Corp.                                      27,639    2,956,820           0.1%
#  Ralph Lauren Corp.                             19,395    1,902,649           0.0%
   Ross Stores, Inc.                             136,624    8,544,465           0.1%
#  Royal Caribbean Cruises, Ltd.                  57,845    4,446,545           0.1%
#  Scripps Networks Interactive, Inc. Class A     32,796    2,110,751           0.0%
#  Signet Jewelers, Ltd.                          26,043    2,116,254           0.0%
   Staples, Inc.                                 224,074    1,658,148           0.0%
   Starbucks Corp.                               507,136   26,913,707           0.4%
#  Target Corp.                                  199,513   13,712,528           0.2%
   TEGNA, Inc.                                    73,835    1,448,643           0.0%
#  Tiffany & Co.                                  37,002    2,716,687           0.0%
   Time Warner, Inc.                             269,229   23,958,689           0.4%
   TJX Cos., Inc. (The)                          227,566   16,782,992           0.3%
#  Tractor Supply Co.                             46,048    2,883,986           0.1%
#* TripAdvisor, Inc.                              39,396    2,540,254           0.0%
   Twenty-First Century Fox, Inc. Class A        366,556    9,629,426           0.2%
   Twenty-First Century Fox, Inc. Class B        167,808    4,428,453           0.1%
*  Ulta Salon Cosmetics & Fragrance, Inc.         20,198    4,914,981           0.1%
#* Under Armour, Inc. Class A                     63,179    1,964,867           0.0%
*  Under Armour, Inc. Class C                     63,525    1,642,756           0.0%
#* Urban Outfitters, Inc.                         30,669    1,025,878           0.0%
   VF Corp.                                      114,345    6,198,642           0.1%
   Viacom, Inc. Class B                          119,621    4,492,965           0.1%
   Walt Disney Co. (The)                         510,954   47,360,326           0.7%
   Whirlpool Corp.                                25,973    3,891,275           0.1%
#  Wyndham Worldwide Corp.                        37,853    2,492,242           0.0%
   Wynn Resorts, Ltd.                             27,353    2,586,226           0.0%
   Yum! Brands, Inc.                             120,489   10,395,791           0.2%
                                                         ------------  ------------
Total Consumer Discretionary                              790,897,224          12.4%
                                                         ------------  ------------
Consumer Staples -- (9.5%)
   Altria Group, Inc.                            675,216   44,645,282           0.7%
   Archer-Daniels-Midland Co.                    200,421    8,732,343           0.1%
#  Brown-Forman Corp. Class B                     62,836    2,901,138           0.0%
#  Campbell Soup Co.                              66,988    3,640,128           0.1%
#  Church & Dwight Co., Inc.                      88,744    4,282,786           0.1%
#  Clorox Co. (The)                               44,603    5,353,252           0.1%
   Coca-Cola Co. (The)                         1,342,386   56,917,166           0.9%
   Colgate-Palmolive Co.                         308,507   22,015,060           0.3%
   ConAgra Foods, Inc.                           143,584    6,917,877           0.1%
   Constellation Brands, Inc. Class A             61,620   10,297,934           0.2%
   Costco Wholesale Corp.                        151,583   22,414,578           0.3%
   Coty, Inc. Class A                            162,394    3,733,438           0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                            SHARES      VALUE+    OF NET ASSETS**
                                           --------- ------------ ---------------
Consumer Staples -- (Continued)
   CVS Health Corp.                          368,464 $ 30,987,822           0.5%
   Dr Pepper Snapple Group, Inc.              63,873    5,607,411           0.1%
   Estee Lauder Cos., Inc. (The) Class A      76,116    6,631,987           0.1%
   General Mills, Inc.                       207,296   12,848,206           0.2%
   Hershey Co. (The)                          48,356    4,954,556           0.1%
#  Hormel Foods Corp.                         93,095    3,584,158           0.1%
   JM Smucker Co. (The)                       40,107    5,266,450           0.1%
   Kellogg Co.                                86,880    6,527,294           0.1%
   Kimberly-Clark Corp.                      124,727   14,270,016           0.2%
   Kraft Heinz Co. (The)                     206,393   18,358,657           0.3%
   Kroger Co. (The)                          330,104   10,226,622           0.2%
#  McCormick & Co., Inc. Non-voting           39,632    3,799,520           0.1%
#  Mead Johnson Nutrition Co.                 63,616    4,756,568           0.1%
   Molson Coors Brewing Co. Class B           63,460    6,587,783           0.1%
   Mondelez International, Inc. Class A      538,269   24,189,809           0.4%
*  Monster Beverage Corp.                     46,561    6,720,615           0.1%
   PepsiCo, Inc.                             497,347   53,315,598           0.8%
   Philip Morris International, Inc.         536,110   51,702,448           0.8%
   Procter & Gamble Co. (The)                922,271   80,053,123           1.2%
   Reynolds American, Inc.                   287,318   15,825,476           0.2%
   Sysco Corp.                               175,947    8,466,570           0.1%
   Tyson Foods, Inc. Class A                 102,472    7,260,141           0.1%
   Wal-Mart Stores, Inc.                     523,797   36,676,266           0.6%
   Walgreens Boots Alliance, Inc.            295,840   24,474,843           0.4%
#  Whole Foods Market, Inc.                  109,661    3,102,310           0.0%
                                                     ------------  ------------
Total Consumer Staples                                638,045,231          10.0%
                                                     ------------  ------------
Energy -- (6.8%)
   Anadarko Petroleum Corp.                  189,578   11,268,516           0.2%
#  Apache Corp.                              130,713    7,774,809           0.1%
   Baker Hughes, Inc.                        147,414    8,166,736           0.1%
   Cabot Oil & Gas Corp.                     160,246    3,345,936           0.1%
#* Chesapeake Energy Corp.                   257,560    1,419,156           0.0%
   Chevron Corp.                             651,947   68,291,448           1.1%
   Cimarex Energy Co.                         32,724    4,225,650           0.1%
#* Concho Resources, Inc.                     48,967    6,215,871           0.1%
   ConocoPhillips                            429,072   18,643,178           0.3%
   Devon Energy Corp.                        180,383    6,834,712           0.1%
   EOG Resources, Inc.                       190,759   17,248,429           0.3%
#  EQT Corp.                                  59,512    3,927,792           0.1%
   Exxon Mobil Corp.                       1,433,006  119,398,060           1.9%
*  FMC Technologies, Inc.                     77,892    2,513,575           0.0%
   Halliburton Co.                           298,785   13,744,110           0.2%
#  Helmerich & Payne, Inc.                    37,281    2,352,804           0.0%
   Hess Corp.                                 92,732    4,448,354           0.1%
   Kinder Morgan, Inc.                       666,293   13,612,366           0.2%
#  Marathon Oil Corp.                        291,885    3,847,044           0.1%
   Marathon Petroleum Corp.                  182,161    7,940,398           0.1%
#  Murphy Oil Corp.                           55,927    1,446,832           0.0%
#  National Oilwell Varco, Inc.              130,096    4,176,082           0.1%
*  Newfield Exploration Co.                   68,420    2,777,168           0.0%
   Noble Energy, Inc.                        148,024    5,102,387           0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                                    SHARES      VALUE+    OF NET ASSETS**
                                                   --------- ------------ ---------------
Energy -- (Continued)
   Occidental Petroleum Corp.                        264,543 $ 19,287,830           0.3%
#  ONEOK, Inc.                                        72,493    3,510,836           0.1%
   Phillips 66                                       154,367   12,526,882           0.2%
   Pioneer Natural Resources Co.                      58,969   10,556,630           0.2%
   Range Resources Corp.                              64,763    2,188,342           0.0%
   Schlumberger, Ltd.                                480,598   37,597,182           0.6%
#* Southwestern Energy Co.                           169,998    1,766,279           0.0%
   Spectra Energy Corp.                              241,533   10,098,495           0.1%
   Tesoro Corp.                                       40,923    3,477,227           0.1%
#* Transocean, Ltd.                                  118,402    1,137,843           0.0%
   Valero Energy Corp.                               158,934    9,415,250           0.1%
   Williams Cos., Inc. (The)                         235,304    6,870,877           0.1%
                                                             ------------   -----------
Total Energy                                                  457,155,086           7.2%
                                                             ------------   -----------
Financials -- (12.7%)
*  Affiliated Managers Group, Inc.                    18,559    2,462,037           0.0%
   Aflac, Inc.                                       141,101    9,717,626           0.1%
   Allstate Corp. (The)                              127,970    8,689,163           0.1%
   American Express Co.                              268,991   17,866,382           0.3%
   American International Group, Inc.                352,077   21,723,151           0.3%
   Ameriprise Financial, Inc.                         55,610    4,915,368           0.1%
   Aon P.L.C.                                         91,501   10,141,056           0.2%
   Arthur J Gallagher & Co.                           60,988    2,941,451           0.0%
   Assurant, Inc.                                     20,741    1,670,065           0.0%
   Bank of America Corp.                           3,526,591   58,188,752           0.9%
   Bank of New York Mellon Corp. (The)               370,354   16,025,218           0.2%
   BB&T Corp.                                        283,240   11,103,008           0.2%
*  Berkshire Hathaway, Inc. Class B                  656,140   94,681,002           1.5%
   BlackRock, Inc.                                    42,314   14,439,229           0.2%
   Capital One Financial Corp.                       175,745   13,012,160           0.2%
*  CBRE Group, Inc. Class A                          102,904    2,650,807           0.0%
   Charles Schwab Corp. (The)                        417,890   13,247,113           0.2%
   Chubb, Ltd.                                       161,017   20,449,159           0.3%
#  Cincinnati Financial Corp.                         51,595    3,651,894           0.1%
   Citigroup, Inc.                                 1,004,044   49,348,763           0.8%
   Citizens Financial Group, Inc.                    178,961    4,713,833           0.1%
   CME Group, Inc.                                   117,685   11,780,269           0.2%
   Comerica, Inc.                                     59,828    3,116,441           0.0%
   Discover Financial Services                       139,052    7,832,799           0.1%
*  E*TRADE Financial Corp.                            94,286    2,655,094           0.0%
   Fifth Third Bancorp                               264,020    5,745,075           0.1%
   Franklin Resources, Inc.                          121,071    4,075,250           0.1%
   Goldman Sachs Group, Inc. (The)                   130,493   23,259,072           0.4%
   Hartford Financial Services Group, Inc. (The)     132,968    5,865,218           0.1%
   Huntington Bancshares, Inc.                       373,967    3,964,050           0.1%
   Intercontinental Exchange, Inc.                    41,411   11,197,120           0.2%
   Invesco, Ltd.                                     141,218    3,966,814           0.1%
   JPMorgan Chase & Co.                            1,248,235   86,452,756           1.4%
   KeyCorp                                           372,817    5,264,176           0.1%
#  Legg Mason, Inc.                                   31,773      912,521           0.0%
#  Leucadia National Corp.                           111,741    2,086,204           0.0%
   Lincoln National Corp.                             80,199    3,936,969           0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
Financials -- (Continued)
   Loews Corp.                                   95,231 $  4,097,790           0.1%
#  M&T Bank Corp.                                54,008    6,628,402           0.1%
   Marsh & McLennan Cos., Inc.                  180,007   11,410,644           0.2%
   MetLife, Inc.                                380,700   17,877,672           0.3%
#  Moody's Corp.                                 57,636    5,793,571           0.1%
   Morgan Stanley                               510,263   17,129,529           0.3%
   Nasdaq, Inc.                                  39,330    2,515,940           0.0%
#  Navient Corp.                                109,220    1,395,832           0.0%
   Northern Trust Corp.                          73,358    5,312,586           0.1%
#  People's United Financial, Inc.              107,127    1,739,742           0.0%
   PNC Financial Services Group, Inc. (The)     170,429   16,293,012           0.3%
   Principal Financial Group, Inc.               92,142    5,030,953           0.1%
   Progressive Corp. (The)                      200,473    6,316,904           0.1%
   Prudential Financial, Inc.                   151,734   12,865,526           0.2%
   Regions Financial Corp.                      432,423    4,631,250           0.1%
   S&P Global, Inc.                              91,762   11,181,200           0.2%
   State Street Corp.                           126,301    8,867,593           0.1%
   SunTrust Banks, Inc.                         172,739    7,812,985           0.1%
   Synchrony Financial                          272,927    7,802,983           0.1%
#  T Rowe Price Group, Inc.                      85,628    5,481,048           0.1%
   Torchmark Corp.                               38,333    2,430,696           0.0%
   Travelers Cos., Inc. (The)                   100,183   10,837,797           0.2%
   U.S. Bancorp.                                556,589   24,912,924           0.4%
   Unum Group                                    80,836    2,861,594           0.0%
   Wells Fargo & Co.                          1,569,283   72,202,711           1.1%
   Willis Towers Watson P.L.C.                   44,706    5,628,485           0.1%
   XL Group, Ltd.                                94,729    3,287,096           0.1%
   Zions Bancorporation                          70,662    2,276,023           0.0%
                                                        ------------  ------------
Total Financials                                         848,369,553          13.3%
                                                        ------------  ------------
Health Care -- (13.3%)
   Abbott Laboratories                          508,873   19,968,177           0.3%
   AbbVie, Inc.                                 562,794   31,392,649           0.5%
   Aetna, Inc.                                  121,766   13,071,580           0.2%
   Agilent Technologies, Inc.                   112,110    4,884,633           0.1%
*  Alexion Pharmaceuticals, Inc.                 77,255   10,081,777           0.2%
*  Allergan P.L.C.                              136,848   28,593,021           0.4%
#  AmerisourceBergen Corp.                       62,286    4,379,952           0.1%
   Amgen, Inc.                                  258,620   36,506,799           0.6%
   Anthem, Inc.                                  91,490   11,148,971           0.2%
   Baxter International, Inc.                   168,635    8,025,340           0.1%
   Becton Dickinson and Co.                      73,936   12,414,594           0.2%
*  Biogen, Inc.                                  75,833   21,246,890           0.3%
*  Boston Scientific Corp.                      473,141   10,409,102           0.2%
   Bristol-Myers Squibb Co.                     577,630   29,407,143           0.5%
   Cardinal Health, Inc.                        109,756    7,539,140           0.1%
*  Celgene Corp.                                268,047   27,389,042           0.4%
*  Centene Corp.                                 58,820    3,675,074           0.1%
#* Cerner Corp.                                 103,545    6,065,666           0.1%
   Cigna Corp.                                   89,218   10,601,775           0.2%
#  Cooper Cos., Inc. (The)                       16,792    2,956,064           0.0%
   CR Bard, Inc.                                 25,306    5,483,304           0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                              SHARES      VALUE+    OF NET ASSETS**
                                             --------- ------------ ---------------
Health Care -- (Continued)
   Danaher Corp.                               210,661 $ 16,547,422           0.3%
*  DaVita, Inc.                                 57,023    3,342,688           0.1%
#  DENTSPLY SIRONA, Inc.                        80,282    4,621,835           0.1%
*  Edwards Lifesciences Corp.                   73,338    6,983,244           0.1%
   Eli Lilly & Co.                             335,908   24,803,447           0.4%
*  Endo International P.L.C.                    68,303    1,280,681           0.0%
*  Express Scripts Holding Co.                 218,548   14,730,135           0.2%
   Gilead Sciences, Inc.                       456,050   33,578,961           0.5%
*  HCA Holdings, Inc.                          101,748    7,786,774           0.1%
#* Henry Schein, Inc.                           28,193    4,206,396           0.1%
*  Hologic, Inc.                                95,574    3,441,620           0.1%
   Humana, Inc.                                 51,354    8,808,752           0.1%
#* Illumina, Inc.                               50,513    6,876,840           0.1%
*  Intuitive Surgical, Inc.                     13,261    8,912,453           0.1%
   Johnson & Johnson                           945,469  109,664,949           1.7%
*  Laboratory Corp. of America Holdings         35,243    4,417,358           0.1%
*  Mallinckrodt P.L.C.                          37,108    2,199,020           0.0%
   McKesson Corp.                               78,378    9,967,330           0.1%
   Medtronic P.L.C.                            477,572   39,170,455           0.6%
   Merck & Co., Inc.                           955,605   56,113,126           0.9%
*  Mettler-Toledo International, Inc.            9,126    3,687,634           0.1%
*  Mylan NV                                    158,481    5,784,556           0.1%
#  Patterson Cos., Inc.                         28,813    1,230,603           0.0%
   PerkinElmer, Inc.                            37,690    1,918,044           0.0%
#  Perrigo Co. P.L.C.                           49,361    4,106,342           0.1%
   Pfizer, Inc.                              2,096,178   66,469,804           1.0%
   Quest Diagnostics, Inc.                      47,892    3,900,324           0.1%
*  Regeneron Pharmaceuticals, Inc.              26,000    8,970,520           0.1%
   St Jude Medical, Inc.                        98,160    7,640,774           0.1%
   Stryker Corp.                               107,908   12,447,188           0.2%
   Thermo Fisher Scientific, Inc.              136,486   20,067,537           0.3%
   UnitedHealth Group, Inc.                    329,129   46,515,802           0.7%
   Universal Health Services, Inc. Class B      31,039    3,746,718           0.1%
#* Varian Medical Systems, Inc.                 32,170    2,918,784           0.0%
*  Vertex Pharmaceuticals, Inc.                 85,361    6,475,485           0.1%
*  Waters Corp.                                 27,742    3,860,022           0.1%
   Zimmer Biomet Holdings, Inc.                 68,905    7,262,587           0.1%
   Zoetis, Inc.                                170,545    8,152,051           0.1%
                                                       ------------  ------------
Total Health Care                                       887,848,954          13.9%
                                                       ------------  ------------
Industrials -- (9.3%)
   3M Co.                                      208,870   34,526,211           0.5%
#  Acuity Brands, Inc.                          15,120    3,380,378           0.1%
   Alaska Air Group, Inc.                       42,412    3,062,995           0.0%
   Allegion P.L.C.                              33,037    2,109,082           0.0%
#  American Airlines Group, Inc.               182,558    7,411,855           0.1%
   AMETEK, Inc.                                 80,000    3,528,000           0.1%
   Arconic, Inc.                               151,051    4,338,185           0.1%
#  Boeing Co. (The)                            200,618   28,574,022           0.4%
#  Caterpillar, Inc.                           202,412   16,893,305           0.3%
#  CH Robinson Worldwide, Inc.                  49,163    3,348,984           0.1%
#  Cintas Corp.                                 29,438    3,140,151           0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                 --------- ----------- ---------------
Industrials -- (Continued)
   CSX Corp.                                       325,899 $ 9,943,178           0.2%
   Cummins, Inc.                                    53,450   6,831,979           0.1%
#  Deere & Co.                                      99,655   8,799,536           0.1%
   Delta Air Lines, Inc.                           260,501  10,881,127           0.2%
   Dover Corp.                                      53,473   3,576,809           0.1%
   Dun & Bradstreet Corp. (The)                     12,508   1,561,624           0.0%
   Eaton Corp. P.L.C.                              156,647   9,989,379           0.2%
#  Emerson Electric Co.                            223,707  11,337,471           0.2%
   Equifax, Inc.                                    41,112   5,096,655           0.1%
#  Expeditors International of Washington, Inc.     62,400   3,211,728           0.1%
#  Fastenal Co.                                     99,550   3,880,459           0.1%
   FedEx Corp.                                      84,742  14,772,225           0.2%
#  Flowserve Corp.                                  45,011   1,906,216           0.0%
   Fluor Corp.                                      47,986   2,494,792           0.0%
   Fortive Corp.                                   103,576   5,287,555           0.1%
   Fortune Brands Home & Security, Inc.             53,020   2,896,483           0.0%
   General Dynamics Corp.                           99,521  15,001,796           0.2%
   General Electric Co.                          3,096,837  90,117,957           1.4%
   Honeywell International, Inc.                   263,044  28,850,666           0.5%
   Illinois Tool Works, Inc.                       110,920  12,597,184           0.2%
   Ingersoll-Rand P.L.C.                            88,882   5,980,870           0.1%
*  Jacobs Engineering Group, Inc.                   41,881   2,160,222           0.0%
#  JB Hunt Transport Services, Inc.                 30,279   2,471,069           0.0%
   Kansas City Southern                             37,201   3,264,760           0.1%
   L-3 Communications Holdings, Inc.                26,610   3,643,973           0.1%
   Lockheed Martin Corp.                            87,397  21,532,873           0.3%
   Masco Corp.                                     113,734   3,512,106           0.1%
   Nielsen Holdings P.L.C.                         115,721   5,209,759           0.1%
   Norfolk Southern Corp.                          101,130   9,405,090           0.1%
   Northrop Grumman Corp.                           61,977  14,192,733           0.2%
#  PACCAR, Inc.                                    120,759   6,632,084           0.1%
   Parker-Hannifin Corp.                            46,161   5,666,263           0.1%
#  Pentair P.L.C.                                   57,399   3,164,407           0.1%
   Pitney Bowes, Inc.                               63,937   1,140,636           0.0%
*  Quanta Services, Inc.                            52,072   1,497,070           0.0%
   Raytheon Co.                                    102,391  13,987,634           0.2%
   Republic Services, Inc.                          80,316   4,227,031           0.1%
   Robert Half International, Inc.                  44,951   1,682,066           0.0%
#  Rockwell Automation, Inc.                        44,555   5,334,125           0.1%
#  Rockwell Collins, Inc.                           44,762   3,774,332           0.1%
#  Roper Technologies, Inc.                         34,912   6,050,599           0.1%
   Ryder System, Inc.                               18,468   1,281,494           0.0%
   Snap-on, Inc.                                    20,011   3,083,695           0.0%
   Southwest Airlines Co.                          213,674   8,557,644           0.1%
   Stanley Black & Decker, Inc.                     51,823   5,899,530           0.1%
#* Stericycle, Inc.                                 29,297   2,346,397           0.0%
   Textron, Inc.                                    92,832   3,720,707           0.1%
#  TransDigm Group, Inc.                            17,249   4,699,663           0.1%
   Union Pacific Corp.                             287,976  25,393,724           0.4%
*  United Continental Holdings, Inc.               101,075   5,683,447           0.1%
   United Parcel Service, Inc. Class B             239,070  25,762,183           0.4%
*  United Rentals, Inc.                             29,683   2,245,816           0.0%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES      VALUE+    OF NET ASSETS**
                                                  --------- ------------ ---------------
Industrials -- (Continued)
   United Technologies Corp.                        269,142 $ 27,506,312           0.4%
*  Verisk Analytics, Inc.                            54,136    4,414,791           0.1%
   Waste Management, Inc.                           140,181    9,204,284           0.1%
#  WW Grainger, Inc.                                 19,151    3,985,706           0.1%
   Xylem, Inc.                                       61,729    2,983,363           0.0%
                                                            ------------   -----------
Total Industrials                                            620,646,445           9.8%
                                                            ------------   -----------
Information Technology -- (20.5%)
   Accenture P.L.C. Class A                         215,315   25,028,216           0.4%
   Activision Blizzard, Inc.                        235,004   10,145,123           0.2%
*  Adobe Systems, Inc.                              172,592   18,555,366           0.3%
#* Akamai Technologies, Inc.                         60,183    4,180,913           0.1%
#* Alliance Data Systems Corp.                       20,152    4,120,479           0.1%
*  Alphabet, Inc. Class A                           101,893   82,523,141           1.3%
*  Alphabet, Inc. Class C                           102,119   80,116,440           1.3%
#  Amphenol Corp. Class A                           106,357    7,012,117           0.1%
   Analog Devices, Inc.                             105,926    6,789,857           0.1%
   Apple, Inc.                                    1,862,147  211,428,170           3.3%
   Applied Materials, Inc.                          375,937   10,932,248           0.2%
#* Autodesk, Inc.                                    67,270    4,862,276           0.1%
   Automatic Data Processing, Inc.                  158,298   13,781,424           0.2%
   Broadcom, Ltd.                                   136,846   23,302,137           0.4%
   CA, Inc.                                         108,248    3,327,544           0.1%
   Cisco Systems, Inc.                            1,738,176   53,327,240           0.8%
*  Citrix Systems, Inc.                              53,649    4,549,435           0.1%
*  Cognizant Technology Solutions Corp. Class A     211,082   10,839,061           0.2%
   Corning, Inc.                                    357,210    8,112,239           0.1%
   CSRA, Inc.                                        50,170    1,258,765           0.0%
*  eBay, Inc.                                       364,862   10,402,216           0.2%
*  Electronic Arts, Inc.                            103,615    8,135,850           0.1%
#* F5 Networks, Inc.                                 22,808    3,152,294           0.0%
*  Facebook, Inc. Class A                           802,772  105,155,104           1.6%
   Fidelity National Information Services, Inc.     112,938    8,348,377           0.1%
#* First Solar, Inc.                                 26,394    1,068,693           0.0%
*  Fiserv, Inc.                                      75,727    7,457,595           0.1%
   FLIR Systems, Inc.                                47,210    1,554,153           0.0%
   Global Payments, Inc.                             52,926    3,838,194           0.1%
   Harris Corp.                                      42,749    3,813,638           0.1%
   Hewlett Packard Enterprise Co.                   577,115   12,967,774           0.2%
   HP, Inc.                                         589,406    8,540,493           0.1%
   Intel Corp.                                    1,634,947   57,010,602           0.9%
#  International Business Machines Corp.            300,593   46,198,138           0.7%
   Intuit, Inc.                                      84,418    9,179,613           0.1%
   Juniper Networks, Inc.                           131,933    3,475,115           0.1%
   KLA-Tencor Corp.                                  53,741    4,036,486           0.1%
   Lam Research Corp.                                55,210    5,347,641           0.1%
   Linear Technology Corp.                           82,585    4,960,055           0.1%
   Mastercard, Inc. Class A                         331,389   35,465,251           0.5%
#  Microchip Technology, Inc.                        74,168    4,490,872           0.1%
*  Micron Technology, Inc.                          357,731    6,138,664           0.1%
   Microsoft Corp.                                2,692,950  161,361,564           2.5%
   Motorola Solutions, Inc.                          57,438    4,168,850           0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                             --------- -------------- ---------------
Information Technology -- (Continued)
   NetApp, Inc.                                 96,003 $    3,258,342           0.1%
#  NVIDIA Corp.                                185,826     13,223,378           0.2%
   Oracle Corp.                              1,040,060     39,959,105           0.6%
#  Paychex, Inc.                               110,543      6,101,974           0.1%
*  PayPal Holdings, Inc.                       389,234     16,215,488           0.2%
#* Qorvo, Inc.                                  44,061      2,451,995           0.0%
   QUALCOMM, Inc.                              509,266     34,996,759           0.5%
*  Red Hat, Inc.                                62,389      4,832,028           0.1%
*  salesforce.com, Inc.                        223,174     16,773,758           0.3%
#  Seagate Technology P.L.C.                   102,872      3,529,538           0.1%
#  Skyworks Solutions, Inc.                     64,593      4,969,785           0.1%
   Symantec Corp.                              212,074      5,308,212           0.1%
   TE Connectivity, Ltd.                       122,571      7,706,039           0.1%
#* Teradata Corp.                               44,924      1,211,151           0.0%
   Texas Instruments, Inc.                     347,072     24,590,051           0.4%
   Total System Services, Inc.                  56,999      2,843,110           0.0%
#* VeriSign, Inc.                               32,000      2,688,640           0.0%
#  Visa, Inc. Class A                          651,917     53,789,672           0.8%
#  Western Digital Corp.                        97,931      5,723,088           0.1%
#  Western Union Co. (The)                     167,818      3,368,107           0.1%
   Xerox Corp.                                 293,235      2,864,906           0.0%
   Xilinx, Inc.                                 87,326      4,442,274           0.1%
*  Yahoo!, Inc.                                304,077     12,634,399           0.2%
                                                       --------------  ------------
Total Information Technology                            1,373,941,222          21.6%
                                                       --------------  ------------
Materials -- (2.7%)
   Air Products & Chemicals, Inc.               74,603      9,953,532           0.2%
   Albemarle Corp.                              38,723      3,235,307           0.1%
   Avery Dennison Corp.                         30,648      2,138,924           0.0%
#  Ball Corp.                                   60,023      4,625,973           0.1%
#  CF Industries Holdings, Inc.                 80,315      1,928,363           0.0%
   Dow Chemical Co. (The)                      390,073     20,989,828           0.3%
   Eastman Chemical Co.                         50,952      3,663,958           0.1%
   Ecolab, Inc.                                 91,244     10,417,327           0.2%
   EI du Pont de Nemours & Co.                 302,659     20,819,913           0.3%
#  FMC Corp.                                    46,098      2,161,535           0.0%
#  Freeport-McMoRan, Inc.                      420,985      4,706,612           0.1%
#  International Flavors & Fragrances, Inc.     27,420      3,585,988           0.1%
   International Paper Co.                     141,661      6,378,995           0.1%
   LyondellBasell Industries NV Class A        117,439      9,342,272           0.1%
   Martin Marietta Materials, Inc.              21,855      4,051,480           0.1%
   Monsanto Co.                                151,727     15,289,530           0.2%
#  Mosaic Co. (The)                            120,644      2,838,753           0.0%
   Newmont Mining Corp.                        182,791      6,770,579           0.1%
   Nucor Corp.                                 109,675      5,357,624           0.1%
#* Owens-Illinois, Inc.                         55,631      1,073,678           0.0%
   PPG Industries, Inc.                         91,736      8,543,374           0.1%
   Praxair, Inc.                                99,118     11,602,753           0.2%
   Sealed Air Corp.                             67,798      3,093,623           0.0%
   Sherwin-Williams Co. (The)                   27,641      6,768,175           0.1%
   Vulcan Materials Co.                         45,844      5,189,541           0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES      VALUE+    OF NET ASSETS**
                                                  --------- ------------ ---------------
Materials -- (Continued)
   WestRock Co.                                      86,581 $  3,999,176           0.1%
                                                            ------------   -----------
Total Materials                                              178,526,813           2.8%
                                                            ------------   -----------
Real Estate Investment Trusts -- (2.7%)
   American Tower Corp.                             147,466   17,281,541           0.3%
#  Apartment Investment & Management Co. Class A     53,984    2,379,075           0.0%
   AvalonBay Communities, Inc.                       47,305    8,097,670           0.1%
   Boston Properties, Inc.                           52,948    6,379,175           0.1%
   Crown Castle International Corp.                 117,379   10,680,315           0.2%
#  Digital Realty Trust, Inc.                        50,595    4,727,091           0.1%
   Equinix, Inc.                                     24,486    8,748,358           0.1%
   Equity Residential                               125,936    7,776,548           0.1%
   Essex Property Trust, Inc.                        22,563    4,830,513           0.1%
#  Extra Space Storage, Inc.                         43,335    3,169,955           0.0%
   Federal Realty Investment Trust                   24,427    3,547,533           0.1%
   General Growth Properties, Inc.                  201,166    5,019,092           0.1%
   HCP, Inc.                                        161,085    5,517,161           0.1%
#  Host Hotels & Resorts, Inc.                      255,486    3,954,923           0.1%
#  Iron Mountain, Inc.                               84,342    2,844,856           0.0%
#  Kimco Realty Corp.                               144,710    3,850,733           0.1%
   Macerich Co. (The)                                41,563    2,941,829           0.0%
   Prologis, Inc.                                   181,538    9,469,022           0.1%
   Public Storage                                    51,841   11,079,458           0.2%
#  Realty Income Corp.                               89,078    5,276,981           0.1%
   Simon Property Group, Inc.                       108,760   20,225,010           0.3%
#  SL Green Realty Corp.                             34,561    3,394,581           0.1%
   UDR, Inc.                                         92,003    3,217,345           0.1%
#  Ventas, Inc.                                     121,042    8,200,595           0.1%
   Vornado Realty Trust                              59,197    5,492,298           0.1%
   Welltower, Inc.                                  123,304    8,450,023           0.1%
   Weyerhaeuser Co.                                 257,942    7,720,204           0.1%
                                                            ------------   -----------
Total Real Estate Investment Trusts                          184,271,885           2.9%
                                                            ------------   -----------
Telecommunication Services -- (2.4%)
   AT&T, Inc.                                     2,126,018   78,216,202           1.2%
#  CenturyLink, Inc.                                188,090    4,999,432           0.1%
#  Frontier Communications Corp.                    404,129    1,624,599           0.0%
*  Level 3 Communications, Inc.                     100,325    5,633,249           0.1%
   Verizon Communications, Inc.                   1,408,695   67,758,229           1.1%
                                                            ------------   -----------
Total Telecommunication Services                             158,231,711           2.5%
                                                            ------------   -----------
Utilities -- (3.2%)
   AES Corp.                                        227,060    2,672,496           0.0%
#  Alliant Energy Corp.                              78,318    2,980,000           0.0%
   Ameren Corp.                                      83,589    4,175,271           0.1%
   American Electric Power Co., Inc.                171,002   11,087,770           0.2%
   American Water Works Co., Inc.                    61,288    4,537,763           0.1%
   CenterPoint Energy, Inc.                         148,372    3,382,882           0.1%
   CMS Energy Corp.                                  96,126    4,051,711           0.1%
#  Consolidated Edison, Inc.                        104,873    7,923,155           0.1%
#  Dominion Resources, Inc.                         216,954   16,314,941           0.3%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                       SHARES       VALUE+     OF NET ASSETS**
                                                     ---------- -------------- ---------------
Utilities -- (Continued)
   DTE Energy Co.                                        61,816 $    5,934,954           0.1%
   Duke Energy Corp.                                    238,638     19,095,813           0.3%
   Edison International                                 112,244      8,247,689           0.1%
   Entergy Corp.                                         61,660      4,543,109           0.1%
#  Eversource Energy                                    109,280      6,016,957           0.1%
   Exelon Corp.                                         320,993     10,936,231           0.2%
   FirstEnergy Corp.                                    146,483      5,022,902           0.1%
   NextEra Energy, Inc.                                 161,716     20,699,648           0.3%
   NiSource, Inc.                                       110,994      2,581,720           0.0%
   NRG Energy, Inc.                                     108,616      1,154,588           0.0%
   PG&E Corp.                                           171,738     10,668,365           0.2%
   Pinnacle West Capital Corp.                           38,300      2,915,779           0.0%
   PPL Corp.                                            233,607      8,022,064           0.1%
   Public Service Enterprise Group, Inc.                174,291      7,334,165           0.1%
   SCANA Corp.                                           49,236      3,611,953           0.1%
#  Sempra Energy                                         86,058      9,216,812           0.1%
   Southern Co. (The)                                   339,148     17,489,862           0.3%
#  WEC Energy Group, Inc.                               108,733      6,493,535           0.1%
   Xcel Energy, Inc.                                    174,993      7,270,959           0.1%
                                                                --------------  ------------
Total Utilities                                                    214,383,094           3.4%
                                                                --------------  ------------
TOTAL COMMON STOCKS                                              6,352,317,218          99.8%
                                                                --------------  ------------
TOTAL INVESTMENT SECURITIES                                      6,352,317,218
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   State Street Institutional U.S. Government
     Money Market Fund, 0.260%                        8,252,591      8,252,591           0.1%
                                                                --------------  ------------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@ DFA Short Term Investment Fund                  29,046,136    336,121,883           5.3%
                                                                --------------  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,664,748,340)             $6,696,691,692         105.2%
                                                                ==============  ============

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------------------------
                                        LEVEL 1       LEVEL 2       LEVEL 3          TOTAL
                                    --------------  ------------ -------------- --------------
Common Stocks
   Consumer Discretionary           $  790,897,224            --             -- $  790,897,224
   Consumer Staples                    638,045,231            --             --    638,045,231
   Energy                              457,155,086            --             --    457,155,086
   Financials                          848,369,553            --             --    848,369,553
   Health Care                         887,848,954            --             --    887,848,954
   Industrials                         620,646,445            --             --    620,646,445
   Information Technology            1,373,941,222            --             --  1,373,941,222
   Materials                           178,526,813            --             --    178,526,813
   Real Estate Investment Trusts       184,271,885            --             --    184,271,885
   Telecommunication Services          158,231,711            --             --    158,231,711
   Utilities                           214,383,094            --             --    214,383,094
Temporary Cash Investments               8,252,591            --             --      8,252,591
Securities Lending Collateral                   --  $336,121,883             --    336,121,883
Futures Contracts**                        (98,366)           --             --        (98,366)
                                    --------------  ------------ -------------- --------------
TOTAL                               $6,360,471,443  $336,121,883             -- $6,696,593,326
                                    ==============  ============ ============== ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                     PERCENTAGE
                                                             SHARES      VALUE+    OF NET ASSETS**
                                                           ---------- ------------ ---------------
COMMON STOCKS -- (95.3%)
Consumer Discretionary -- (11.8%)
*  Adient P.L.C.                                               47,409 $  2,157,584       0.0%
#* AutoNation, Inc.                                           249,907   10,963,420       0.1%
#  Bed Bath & Beyond, Inc.                                     47,488    1,919,465       0.0%
#  Best Buy Co., Inc.                                       1,711,779   66,605,321       0.3%
#  BorgWarner, Inc.                                           540,934   19,387,075       0.1%
#  Cable One, Inc.                                             11,947    6,890,313       0.0%
   CalAtlantic Group, Inc.                                     14,193      458,718       0.0%
#  Carnival Corp.                                           1,056,828   51,890,255       0.3%
   CBS Corp. Class A                                            7,236      414,406       0.0%
#* Charter Communications, Inc. Class A                       910,208  227,451,877       1.1%
   Comcast Corp. Class A                                   10,885,890  672,965,720       3.2%
   DR Horton, Inc.                                          2,344,017   67,578,010       0.3%
   Ford Motor Co.                                          14,753,200  173,202,568       0.8%
#  Garmin, Ltd.                                               214,118   10,354,746       0.1%
   General Motors Co.                                       5,641,400  178,268,240       0.9%
#  Gentex Corp.                                               447,495    7,567,140       0.0%
   Goodyear Tire & Rubber Co. (The)                         1,439,412   41,786,130       0.2%
   Harman International Industries, Inc.                      231,439   18,448,003       0.1%
*  Hyatt Hotels Corp. Class A                                  26,622    1,352,131       0.0%
   International Game Technology P.L.C.                        16,328      468,940       0.0%
   Johnson Controls International P.L.C.                      474,098   19,115,631       0.1%
#  Kohl's Corp.                                             1,326,479   58,033,456       0.3%
   Lear Corp.                                                 163,552   20,080,915       0.1%
#  Lennar Corp. Class A                                       962,270   40,117,036       0.2%
   Lennar Corp. Class B                                         7,112      238,394       0.0%
*  Liberty Broadband Corp. Class A                             23,806    1,546,200       0.0%
#* Liberty Broadband Corp. Class C                             87,190    5,811,213       0.0%
*  Liberty Interactive Corp., QVC Group Class A             2,560,010   47,334,585       0.2%
#* Liberty Media Corp.-Liberty Braves Class A                  15,678      265,742       0.0%
*  Liberty Media Corp.-Liberty Braves Class C                  31,357      522,721       0.0%
#* Liberty Media Corp.-Liberty Media Class A                   39,197    1,090,853       0.0%
#* Liberty Media Corp.-Liberty Media Class C                   78,394    2,148,780       0.0%
*  Liberty Media Corp.-Liberty SiriusXM Class A               156,789    5,216,370       0.0%
*  Liberty Media Corp.-Liberty SiriusXM Class C               313,578   10,407,654       0.1%
*  Liberty Ventures Series A                                  137,055    5,468,494       0.0%
#  Macy's, Inc.                                             1,023,148   37,334,671       0.2%
#* Madison Square Garden Co. (The) Class A                      7,458    1,234,224       0.0%
*  MGM Resorts International                                2,324,079   60,821,147       0.3%
*  Mohawk Industries, Inc.                                    348,056   64,146,721       0.3%
   Newell Brands, Inc.                                        240,931   11,569,507       0.1%
   News Corp. Class A                                         290,667    3,522,884       0.0%
   News Corp. Class B                                          31,823      394,605       0.0%
#  Penske Automotive Group, Inc.                              118,405    5,298,624       0.0%
#  PulteGroup, Inc.                                         2,258,297   42,004,324       0.2%
   PVH Corp.                                                  351,720   37,627,006       0.2%
#  Ralph Lauren Corp.                                          84,680    8,307,108       0.0%
#  Royal Caribbean Cruises, Ltd.                            1,157,858   89,004,544       0.4%
   Staples, Inc.                                            2,170,839   16,064,209       0.1%
#  TEGNA, Inc.                                                558,428   10,956,357       0.1%
   Time Warner, Inc.                                        3,800,376  338,195,460       1.6%
#* Toll Brothers, Inc.                                        338,804    9,296,782       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES       VALUE+     OF NET ASSETS**
                                                           --------- -------------- ---------------
Consumer Discretionary -- (Continued)
   Whirlpool Corp.                                           337,130 $   50,508,817       0.2%
                                                                     --------------      ----
Total Consumer Discretionary                                          2,563,815,096      12.3%
                                                                     --------------      ----
Consumer Staples -- (6.3%)
   Archer-Daniels-Midland Co.                              2,699,731    117,627,280       0.6%
   Bunge, Ltd.                                               814,952     50,535,174       0.2%
   Constellation Brands, Inc. Class A                        216,587     36,196,019       0.2%
   CVS Health Corp.                                        3,989,908    335,551,263       1.6%
#* Edgewell Personal Care Co.                                 25,746      1,941,248       0.0%
   Ingredion, Inc.                                           146,985     19,280,022       0.1%
#  JM Smucker Co. (The)                                      701,856     92,160,711       0.4%
   Kraft Heinz Co. (The)                                     560,385     49,846,246       0.2%
   Molson Coors Brewing Co. Class B                          452,483     46,972,260       0.2%
   Mondelez International, Inc. Class A                    3,933,821    176,785,916       0.9%
   Pinnacle Foods, Inc.                                      489,872     25,189,218       0.1%
#* Post Holdings, Inc.                                       248,398     18,935,380       0.1%
   Reynolds American, Inc.                                   111,055      6,116,909       0.0%
#* Seaboard Corp.                                                 13         44,005       0.0%
#  Spectrum Brands Holdings, Inc.                              2,402        324,847       0.0%
#* TreeHouse Foods, Inc.                                     102,056      8,927,859       0.0%
#  Tyson Foods, Inc. Class A                               1,957,913    138,718,136       0.7%
   Wal-Mart Stores, Inc.                                   1,998,751    139,952,545       0.7%
   Walgreens Boots Alliance, Inc.                          1,165,019     96,382,022       0.5%
#  Whole Foods Market, Inc.                                  132,918      3,760,250       0.0%
                                                                     --------------      ----
Total Consumer Staples                                                1,365,247,310       6.5%
                                                                     --------------      ----
Energy -- (13.1%)
   Anadarko Petroleum Corp.                                1,351,062     80,307,125       0.4%
#  Apache Corp.                                              726,174     43,192,830       0.2%
   Baker Hughes, Inc.                                      1,042,902     57,776,771       0.3%
   Chevron Corp.                                           3,924,607    411,102,583       2.0%
   Cimarex Energy Co.                                        111,646     14,416,848       0.1%
#* Concho Resources, Inc.                                    369,097     46,853,173       0.2%
   ConocoPhillips                                          3,210,456    139,494,313       0.7%
#  CONSOL Energy, Inc.                                        88,213      1,495,210       0.0%
#* Continental Resources, Inc.                               201,161      9,838,785       0.0%
   Devon Energy Corp.                                        585,554     22,186,641       0.1%
   EOG Resources, Inc.                                     1,485,821    134,347,935       0.6%
   Exxon Mobil Corp.                                       9,096,178    757,893,551       3.6%
*  FMC Technologies, Inc.                                    961,292     31,020,893       0.2%
   Halliburton Co.                                           577,209     26,551,614       0.1%
#  Helmerich & Payne, Inc.                                   613,104     38,692,993       0.2%
#  Hess Corp.                                              1,020,486     48,952,713       0.2%
#  HollyFrontier Corp.                                       644,305     16,075,410       0.1%
   Kinder Morgan, Inc.                                       951,784     19,444,947       0.1%
#  Marathon Oil Corp.                                      3,266,531     43,052,879       0.2%
   Marathon Petroleum Corp.                                2,312,389    100,797,036       0.5%
#  Murphy Oil Corp.                                          307,563      7,956,655       0.0%
#  National Oilwell Varco, Inc.                            1,745,118     56,018,288       0.3%
   Noble Energy, Inc.                                        294,983     10,168,064       0.1%
   Occidental Petroleum Corp.                              1,857,300    135,415,743       0.6%
   Phillips 66                                             2,096,097    170,098,272       0.8%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES       VALUE+     OF NET ASSETS**
                                                           ---------- -------------- ---------------
Energy -- (Continued)
   Pioneer Natural Resources Co.                              289,330 $   51,795,857       0.2%
   Range Resources Corp.                                      144,745      4,890,934       0.0%
   Schlumberger, Ltd.                                       1,134,428     88,746,302       0.4%
#* Southwestern Energy Co.                                    672,113      6,983,254       0.0%
#  Targa Resources Corp.                                      466,392     20,474,609       0.1%
   Tesoro Corp.                                               683,800     58,102,486       0.3%
#* Transocean, Ltd.                                         1,340,027     12,877,659       0.1%
   Valero Energy Corp.                                      2,806,975    166,285,199       0.8%
#* Weatherford International P.L.C.                         2,942,972     14,185,125       0.1%
                                                                      --------------      ----
Total Energy                                                           2,847,492,697      13.6%
                                                                      --------------      ----
Financials -- (20.5%)
   Aflac, Inc.                                                984,064     67,772,488       0.3%
*  Alleghany Corp.                                             30,744     15,870,360       0.1%
   Allied World Assurance Co. Holdings AG                     274,410     11,794,142       0.1%
   Allstate Corp. (The)                                     1,219,262     82,787,890       0.4%
   Ally Financial, Inc.                                     1,863,267     33,669,235       0.2%
   American Financial Group, Inc.                             427,555     31,852,847       0.2%
   American International Group, Inc.                       2,735,967    168,809,164       0.8%
   Assurant, Inc.                                             328,056     26,415,069       0.1%
   Assured Guaranty, Ltd.                                     203,216      6,074,126       0.0%
   Axis Capital Holdings, Ltd.                                459,271     26,164,669       0.1%
   Bank of America Corp.                                   15,552,325    256,613,362       1.2%
   Bank of New York Mellon Corp. (The)                      3,379,657    146,237,758       0.7%
#  BB&T Corp.                                               1,858,294     72,845,125       0.4%
#  BOK Financial Corp.                                          4,796        340,612       0.0%
   Capital One Financial Corp.                              2,036,842    150,807,782       0.7%
   Chubb, Ltd.                                                254,886     32,370,522       0.2%
   CIT Group, Inc.                                            363,171     13,194,002       0.1%
   Citigroup, Inc.                                          8,251,489    405,560,684       1.9%
   Citizens Financial Group, Inc.                             146,895      3,869,214       0.0%
   CME Group, Inc.                                            637,847     63,848,485       0.3%
   CNA Financial Corp.                                        411,026     15,031,221       0.1%
   Comerica, Inc.                                             125,755      6,550,578       0.0%
   Endurance Specialty Holdings, Ltd.                          31,340      2,881,713       0.0%
#  Everest Re Group, Ltd.                                     220,574     44,891,220       0.2%
   Fifth Third Bancorp                                      5,017,752    109,186,284       0.5%
   First American Financial Corp.                               8,092        316,074       0.0%
   Goldman Sachs Group, Inc. (The)                            980,999    174,853,262       0.8%
   Hartford Financial Services Group, Inc. (The)            2,313,908    102,066,482       0.5%
   Huntington Bancshares, Inc.                              4,311,699     45,704,009       0.2%
   Jones Lang LaSalle, Inc.                                     5,170        500,715       0.0%
   JPMorgan Chase & Co.                                    11,452,239    793,182,073       3.8%
   KeyCorp                                                  3,126,776     44,150,077       0.2%
#  Legg Mason, Inc.                                           516,746     14,840,945       0.1%
#  Leucadia National Corp.                                    193,405      3,610,871       0.0%
   Lincoln National Corp.                                   1,164,852     57,182,585       0.3%
   Loews Corp.                                              1,684,881     72,500,429       0.3%
#  M&T Bank Corp.                                             315,719     38,748,193       0.2%
   MetLife, Inc.                                            2,038,507     95,728,289       0.5%
   Morgan Stanley                                           3,534,479    118,652,460       0.6%
   Nasdaq, Inc.                                               475,182     30,397,393       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES       VALUE+     OF NET ASSETS**
                                                           ---------- -------------- ---------------
Financials -- (Continued)
   Navient Corp.                                              194,690 $    2,488,138       0.0%
#  New York Community Bancorp, Inc.                           558,598      8,021,467       0.0%
   Old Republic International Corp.                           776,363     13,089,480       0.1%
#  PacWest Bancorp                                            125,155      5,430,475       0.0%
#  People's United Financial, Inc.                            304,024      4,937,350       0.0%
   PNC Financial Services Group, Inc. (The)                 1,303,329    124,598,252       0.6%
   Principal Financial Group, Inc.                          1,639,822     89,534,281       0.4%
   Prudential Financial, Inc.                               1,096,602     92,980,884       0.4%
   Regions Financial Corp.                                  5,273,107     56,474,976       0.3%
   Reinsurance Group of America, Inc.                         312,945     33,754,248       0.2%
#  RenaissanceRe Holdings, Ltd.                                96,612     12,007,905       0.1%
   State Street Corp.                                         524,339     36,813,841       0.2%
   SunTrust Banks, Inc.                                     1,252,716     56,660,345       0.3%
   Synchrony Financial                                        159,750      4,567,253       0.0%
   Travelers Cos., Inc. (The)                               1,119,453    121,102,426       0.6%
   Unum Group                                               1,162,077     41,137,526       0.2%
   Validus Holdings, Ltd.                                     167,263      8,547,139       0.0%
   Voya Financial, Inc.                                       113,438      3,465,531       0.0%
   Wells Fargo & Co.                                        6,090,495    280,223,675       1.3%
#  WR Berkley Corp.                                           214,424     12,243,610       0.1%
   XL Group, Ltd.                                           1,261,223     43,764,438       0.2%
#  Zions Bancorporation                                       710,094     22,872,128       0.1%
                                                                      --------------      ----
Total Financials                                                       4,462,587,777      21.3%
                                                                      --------------      ----
Health Care -- (10.5%)
   Abbott Laboratories                                        269,226     10,564,428       0.1%
#* Acadia Healthcare Co., Inc.                                 56,293      2,024,296       0.0%
   Aetna, Inc.                                              1,802,581    193,507,070       0.9%
*  Alere, Inc.                                                  8,494        379,512       0.0%
*  Allergan P.L.C.                                            496,938    103,830,226       0.5%
#* Amsurg Corp.                                                48,429      2,893,633       0.0%
   Anthem, Inc.                                             1,445,532    176,152,529       0.9%
   Baxter International, Inc.                                  74,488      3,544,884       0.0%
#* Bio-Rad Laboratories, Inc. Class A                           6,194        979,148       0.0%
*  Boston Scientific Corp.                                  2,235,238     49,175,236       0.2%
#* Centene Corp.                                              449,308     28,072,764       0.1%
   Cigna Corp.                                                320,341     38,066,121       0.2%
   Danaher Corp.                                            1,142,926     89,776,837       0.4%
*  DaVita, Inc.                                               374,271     21,939,766       0.1%
   DENTSPLY SIRONA, Inc.                                       55,771      3,210,736       0.0%
#* Envision Healthcare Holdings, Inc.                          60,466      1,196,017       0.0%
*  Express Scripts Holding Co.                              2,738,677    184,586,830       0.9%
*  Hologic, Inc.                                              300,671     10,827,163       0.1%
   Humana, Inc.                                               707,042    121,278,914       0.6%
*  Laboratory Corp. of America Holdings                       497,615     62,371,064       0.3%
*  Mallinckrodt P.L.C.                                        487,783     28,906,021       0.1%
#* MEDNAX, Inc.                                               218,275     13,369,344       0.1%
   Medtronic P.L.C.                                         3,541,179    290,447,502       1.4%
*  Mylan NV                                                   799,559     29,183,903       0.1%
   PerkinElmer, Inc.                                           77,324      3,935,018       0.0%
#  Perrigo Co. P.L.C.                                          26,425      2,198,296       0.0%
   Pfizer, Inc.                                            16,340,523    518,157,984       2.5%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES       VALUE+     OF NET ASSETS**
                                                           --------- -------------- ---------------
Health Care -- (Continued)
   Quest Diagnostics, Inc.                                   802,798 $   65,379,869       0.3%
*  Quintiles IMS Holdings, Inc.                                3,566        255,825       0.0%
#  STERIS P.L.C.                                              96,552      6,451,605       0.0%
#  Teleflex, Inc.                                             79,982     11,447,824       0.1%
   Thermo Fisher Scientific, Inc.                          1,023,977    150,555,338       0.7%
#* United Therapeutics Corp.                                  29,409      3,531,139       0.0%
   Universal Health Services, Inc. Class B                   240,412     29,020,133       0.1%
*  WellCare Health Plans, Inc.                               101,722     11,546,464       0.1%
   Zimmer Biomet Holdings, Inc.                               96,616     10,183,326       0.1%
                                                                     --------------      ----
Total Health Care                                                     2,278,946,765      10.9%
                                                                     --------------      ----
Industrials -- (10.7%)
#* AECOM                                                     513,031     14,287,913       0.1%
   AGCO Corp.                                                397,047     20,281,161       0.1%
   AMERCO                                                     28,974      9,340,928       0.0%
   Arconic, Inc.                                           1,888,056     54,224,968       0.3%
   Carlisle Cos., Inc.                                       198,258     20,787,351       0.1%
#  Caterpillar, Inc.                                       1,458,164    121,698,367       0.6%
   Chicago Bridge & Iron Co. NV                              108,794      3,483,584       0.0%
#* Colfax Corp.                                               38,985      1,239,333       0.0%
   CSX Corp.                                               5,234,843    159,715,060       0.8%
   Cummins, Inc.                                             300,301     38,384,474       0.2%
   Dover Corp.                                               808,291     54,066,585       0.3%
   Eaton Corp. P.L.C.                                      1,549,750     98,827,558       0.5%
   FedEx Corp.                                               853,987    148,867,014       0.7%
#  Fluor Corp.                                               662,994     34,469,058       0.2%
   Fortive Corp.                                             111,852      5,710,045       0.0%
   General Electric Co.                                    7,508,293    218,491,326       1.0%
*  Hertz Global Holdings, Inc.                               269,101      8,920,698       0.0%
   Ingersoll-Rand P.L.C.                                     780,118     52,494,140       0.3%
*  Jacobs Engineering Group, Inc.                            230,707     11,899,867       0.1%
*  JetBlue Airways Corp.                                   1,847,009     32,285,717       0.2%
   Kansas City Southern                                      564,274     49,520,686       0.2%
   L-3 Communications Holdings, Inc.                         381,253     52,208,786       0.2%
   Macquarie Infrastructure Corp.                             72,220      5,908,318       0.0%
   ManpowerGroup, Inc.                                       289,357     22,222,618       0.1%
   Norfolk Southern Corp.                                  1,569,304    145,945,272       0.7%
   Northrop Grumman Corp.                                    380,060     87,033,740       0.4%
   Orbital ATK, Inc.                                          52,588      3,910,444       0.0%
   Owens Corning                                             705,387     34,408,778       0.2%
#  PACCAR, Inc.                                              521,622     28,647,480       0.1%
#  Pentair P.L.C.                                            940,755     51,863,823       0.2%
*  Quanta Services, Inc.                                     153,044      4,400,015       0.0%
   Republic Services, Inc.                                 2,187,522    115,129,283       0.5%
#  Ryder System, Inc.                                        109,553      7,601,883       0.0%
   Southwest Airlines Co.                                  3,733,160    149,513,058       0.7%
*  Spirit Aerosystems Holdings, Inc. Class A                  40,393      2,034,191       0.0%
   Stanley Black & Decker, Inc.                            1,095,910    124,758,394       0.6%
   Textron, Inc.                                           1,333,881     53,461,951       0.3%
   Union Pacific Corp.                                     2,259,039    199,202,059       1.0%
*  United Continental Holdings, Inc.                         939,065     52,803,625       0.3%
#* United Rentals, Inc.                                      304,756     23,057,839       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES       VALUE+     OF NET ASSETS**
                                                           ---------- -------------- ---------------
Industrials -- (Continued)
   Waste Connections, Inc.                                     50,831 $    3,823,000       0.0%
                                                                      --------------      ----
Total Industrials                                                      2,326,930,390      11.1%
                                                                      --------------      ----
Information Technology -- (14.0%)
   Activision Blizzard, Inc.                                   11,000        474,870       0.0%
#* Akamai Technologies, Inc.                                   67,139      4,664,146       0.0%
   Amdocs, Ltd.                                               176,179     10,297,663       0.1%
*  ARRIS International P.L.C.                                 279,782      7,772,344       0.0%
*  Arrow Electronics, Inc.                                    608,061     37,164,688       0.2%
   Avnet, Inc.                                                756,262     31,725,191       0.2%
   Brocade Communications Systems, Inc.                     1,391,533     14,750,250       0.1%
   CA, Inc.                                                 2,590,583     79,634,521       0.4%
   Cisco Systems, Inc.                                     21,342,703    654,794,128       3.1%
*  CommerceHub, Inc. Series A                                  53,622        805,402       0.0%
#* CommerceHub, Inc. Series C                                 107,244      1,614,022       0.0%
   Computer Sciences Corp.                                    318,655     17,350,765       0.1%
   Corning, Inc.                                            3,676,381     83,490,613       0.4%
*  Dell Technologies, Inc. Class V                            703,394     34,529,612       0.2%
   Dolby Laboratories, Inc. Class A                            11,316        538,528       0.0%
*  EchoStar Corp. Class A                                       2,635        123,160       0.0%
   Fidelity National Information Services, Inc.             1,453,689    107,456,691       0.5%
#* First Solar, Inc.                                          220,385      8,923,389       0.0%
*  Flex, Ltd.                                               1,458,705     20,699,024       0.1%
   FLIR Systems, Inc.                                          14,203        467,563       0.0%
   Hewlett Packard Enterprise Co.                           9,162,273    205,876,274       1.0%
   HP, Inc.                                                 9,619,949    139,393,061       0.7%
   IAC/InterActiveCorp                                        120,638      7,773,913       0.0%
   Ingram Micro, Inc. Class A                                 715,108     26,602,018       0.1%
   Intel Corp.                                             20,115,235    701,418,244       3.4%
#  Jabil Circuit, Inc.                                        427,462      9,122,039       0.0%
   Juniper Networks, Inc.                                     877,180     23,104,921       0.1%
#  Lam Research Corp.                                         945,899     91,619,777       0.4%
   Leidos Holdings, Inc.                                      220,139      9,151,178       0.1%
   Marvell Technology Group, Ltd.                             566,260      7,378,368       0.0%
*  Micron Technology, Inc.                                  5,259,846     90,258,957       0.4%
#* Microsemi Corp.                                             57,304      2,414,218       0.0%
   NetApp, Inc.                                               513,180     17,417,329       0.1%
*  Nuance Communications, Inc.                                113,903      1,596,920       0.0%
#  NVIDIA Corp.                                             1,824,559    129,835,618       0.6%
*  ON Semiconductor Corp.                                     282,440      3,296,075       0.0%
#* Qorvo, Inc.                                                224,491     12,492,924       0.1%
   QUALCOMM, Inc.                                           2,685,866    184,572,712       0.9%
#  SS&C Technologies Holdings, Inc.                            32,426      1,035,362       0.0%
   Symantec Corp.                                           1,837,610     45,995,378       0.2%
#  SYNNEX Corp.                                                57,500      5,896,050       0.0%
*  Synopsys, Inc.                                              61,961      3,674,907       0.0%
#  TE Connectivity, Ltd.                                      879,618     55,301,584       0.3%
   Teradyne, Inc.                                             168,905      3,933,797       0.0%
#  Western Digital Corp.                                      821,229     47,992,623       0.2%
   Xerox Corp.                                              5,967,302     58,300,541       0.3%
*  Yahoo!, Inc.                                               877,399     36,455,928       0.2%
#* Zillow Group, Inc. Class A                                   3,568        117,851       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                             SHARES       VALUE+      OF NET ASSETS**
                                                           ---------- --------------- ---------------
Information Technology -- (Continued)
#* Zillow Group, Inc. Class C                                  18,297 $       610,388       0.0%
                                                                      ---------------      ----
Total Information Technology                                            3,039,915,525      14.5%
                                                                      ---------------      ----
Materials -- (3.7%)
#  Albemarle Corp.                                            242,608      20,269,898       0.1%
#  Ashland Global Holdings, Inc.                              369,626      41,298,313       0.2%
#  CF Industries Holdings, Inc.                               392,811       9,431,392       0.1%
   Dow Chemical Co. (The)                                     822,454      44,256,250       0.2%
   Eastman Chemical Co.                                       789,758      56,791,498       0.3%
#  Freeport-McMoRan, Inc.                                   7,270,127      81,280,020       0.4%
*  Ingevity Corp.                                             125,857       5,210,480       0.0%
   International Paper Co.                                  2,120,633      95,492,104       0.5%
   Martin Marietta Materials, Inc.                            101,173      18,755,451       0.1%
#  Mosaic Co. (The)                                         1,616,370      38,033,186       0.2%
   Newmont Mining Corp.                                     3,239,227     119,980,968       0.6%
   Nucor Corp.                                              2,308,070     112,749,219       0.5%
   Reliance Steel & Aluminum Co.                              408,842      28,120,153       0.1%
#  Royal Gold, Inc.                                            12,274         844,697       0.0%
   Sonoco Products Co.                                         12,855         646,478       0.0%
   Steel Dynamics, Inc.                                       886,631      24,346,887       0.1%
   Vulcan Materials Co.                                       563,226      63,757,183       0.3%
#  Westlake Chemical Corp.                                    146,665       7,595,780       0.0%
   WestRock Co.                                               923,378      42,650,830       0.2%
                                                                      ---------------      ----
Total Materials                                                           811,510,787       3.9%
                                                                      ---------------      ----
Telecommunication Services -- (4.5%)
   AT&T, Inc.                                              21,002,992     772,700,076       3.7%
#  CenturyLink, Inc.                                        3,689,142      98,057,394       0.5%
#  Frontier Communications Corp.                            4,301,274      17,291,121       0.1%
*  Level 3 Communications, Inc.                               841,785      47,266,228       0.2%
#* Sprint Corp.                                             2,011,161      12,388,752       0.1%
#* T-Mobile US, Inc.                                          811,219      40,341,921       0.2%
#* United States Cellular Corp.                               174,320       6,109,916       0.0%
                                                                      ---------------      ----
Total Telecommunication Services                                          994,155,408       4.8%
                                                                      ---------------      ----
Utilities -- (0.2%)
*  Calpine Corp.                                            1,488,185      17,709,402       0.1%
   NRG Energy, Inc.                                         1,541,737      16,388,664       0.1%
#  UGI Corp.                                                  102,621       4,750,326       0.0%
                                                                      ---------------      ----
Total Utilities                                                            38,848,392       0.2%
                                                                      ---------------      ----
TOTAL COMMON STOCKS                                                    20,729,450,147      99.1%
                                                                      ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights          196,076         198,998       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                             SHARES        VALUE+      OF NET ASSETS**
                                                           ----------- --------------- ---------------
(degrees)#* Safeway PDC, LLC Contingent Value Rights           196,076 $         9,568        0.0%
                                                                       ---------------      -----
TOTAL RIGHTS/WARRANTS                                                          208,566        0.0%
                                                                       ---------------      -----
TOTAL INVESTMENT SECURITIES                                             20,729,658,713
                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
   State Street Institutional U.S. Government Money
     Market Fund, 0.260%                                   200,994,368     200,994,368        1.0%
                                                                       ---------------      -----
SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@ DFA Short Term Investment Fund                         70,916,981     820,651,306        3.9%
                                                                       ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $16,161,108,715)                   $21,751,304,387      104.0%
                                                                       ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -----------------------------------------------------
                                    LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                                ---------------  ------------ ------- ---------------
Common Stocks
   Consumer Discretionary       $ 2,563,815,096            --   --    $ 2,563,815,096
   Consumer Staples               1,365,247,310            --   --      1,365,247,310
   Energy                         2,847,492,697            --   --      2,847,492,697
   Financials                     4,462,587,777            --   --      4,462,587,777
   Health Care                    2,278,946,765            --   --      2,278,946,765
   Industrials                    2,326,930,390            --   --      2,326,930,390
   Information Technology         3,039,915,525            --   --      3,039,915,525
   Materials                        811,510,787            --   --        811,510,787
   Telecommunication Services       994,155,408            --   --        994,155,408
   Utilities                         38,848,392            --   --         38,848,392
Rights/Warrants                              --  $    208,566   --            208,566
Temporary Cash Investments          200,994,368            --   --        200,994,368
Securities Lending Collateral                --   820,651,306   --        820,651,306
Futures Contracts**                  (3,872,034)           --   --         (3,872,034)
                                ---------------  ------------   --    ---------------
TOTAL                           $20,926,572,481  $820,859,872   --    $21,747,432,353
                                ===============  ============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
COMMON STOCKS -- (95.4%)
AUSTRALIA -- (6.3%)
#  Alumina, Ltd.                                             312,287 $    375,331       0.0%
   Aurizon Holdings, Ltd.                                  2,455,480    9,097,348       0.1%
#  Australia & New Zealand Banking Group, Ltd.             5,260,554  111,078,744       1.1%
   Bank of Queensland, Ltd.                                  469,790    3,727,828       0.0%
#  Bendigo & Adelaide Bank, Ltd.                             998,452    8,431,791       0.1%
   BHP Billiton, Ltd.                                      5,929,050  103,585,415       1.1%
#  BHP Billiton, Ltd. Sponsored ADR                        1,703,682   59,662,944       0.6%
   BlueScope Steel, Ltd.                                   1,541,717    9,146,433       0.1%
   Boral, Ltd.                                             1,650,081    7,883,727       0.1%
#  Fortescue Metals Group, Ltd.                            8,082,342   33,918,570       0.4%
   Harvey Norman Holdings, Ltd.                              331,698    1,270,257       0.0%
   Incitec Pivot, Ltd.                                     4,609,977   10,310,533       0.1%
   Macquarie Group, Ltd.                                      81,985    4,955,934       0.1%
   National Australia Bank, Ltd.                             317,804    6,746,163       0.1%
   Newcrest Mining, Ltd.                                   3,033,954   53,122,828       0.5%
   Orica, Ltd.                                               146,212    1,806,358       0.0%
   Origin Energy, Ltd.                                     2,811,665   11,332,630       0.1%
   QBE Insurance Group, Ltd.                               2,435,790   18,454,730       0.2%
#  Rio Tinto, Ltd.                                           954,610   39,496,477       0.4%
   Santos, Ltd.                                            4,348,609   11,635,791       0.1%
   South32, Ltd.                                           6,275,261   12,246,296       0.1%
   South32, Ltd. ADR                                         354,708    3,414,065       0.0%
   Star Entertainment Grp, Ltd. (The)                      1,443,422    5,461,826       0.1%
   Suncorp Group, Ltd.                                     2,798,383   25,398,409       0.3%
   Tatts Group, Ltd.                                       1,490,610    4,594,886       0.0%
   Treasury Wine Estates, Ltd.                               915,665    7,464,837       0.1%
   Wesfarmers, Ltd.                                          306,359    9,539,691       0.1%
   Woodside Petroleum, Ltd.                                2,846,042   60,922,340       0.6%
                                                                     ------------       ---
TOTAL AUSTRALIA                                                       635,082,182       6.5%
                                                                     ------------       ---
AUSTRIA -- (0.1%)
   Erste Group Bank AG                                        98,143    3,077,647       0.0%
   OMV AG                                                    151,254    4,720,579       0.1%
                                                                     ------------       ---
TOTAL AUSTRIA                                                           7,798,226       0.1%
                                                                     ------------       ---
BELGIUM -- (1.2%)
   Ageas                                                     602,353   22,006,010       0.2%
   Colruyt SA                                                 73,576    3,954,560       0.1%
*  KBC Group NV                                              529,044   32,251,072       0.3%
   Proximus SADP                                             363,864   10,414,691       0.1%
   Solvay SA                                                 259,616   29,781,444       0.3%
   UCB SA                                                    140,226    9,489,316       0.1%
   Umicore SA                                                216,454   13,156,523       0.1%
                                                                     ------------       ---
TOTAL BELGIUM                                                         121,053,616       1.2%
                                                                     ------------       ---
CANADA -- (7.6%)
#  AltaGas, Ltd.                                             235,300    5,822,416       0.1%
   Bank of Montreal(063671101)                             1,645,325  104,642,670       1.1%
   Bank of Montreal(2076009)                                 152,900    9,730,518       0.1%
*  BlackBerry, Ltd.(09228F103)                                83,447      588,301       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
CANADA -- (Continued)
*  BlackBerry, Ltd.(BCBHZ31)                               1,284,796 $  9,071,064       0.1%
   Cameco Corp.(13321L108)                                   546,688    4,209,498       0.1%
   Cameco Corp.(2166160)                                     441,786    3,402,408       0.0%
   Canadian Natural Resources, Ltd.(136385101)               930,900   29,518,839       0.3%
   Canadian Natural Resources, Ltd.(2171573)               1,016,083   32,248,306       0.3%
   Cenovus Energy, Inc.                                    1,330,284   19,209,301       0.2%
   Crescent Point Energy Corp.(B67C8W8)                      822,786    9,796,386       0.1%
   Crescent Point Energy Corp.(22576C101)                  1,508,054   17,976,008       0.2%
*  Detour Gold Corp.                                         109,374    2,085,062       0.0%
*  Eldorado Gold Corp.(284902103)                            109,318      345,445       0.0%
*  Eldorado Gold Corp.(2307873)                              881,059    2,778,558       0.0%
   Empire Co., Ltd. Class A                                  788,935   11,363,770       0.1%
#  Enbridge Income Fund Holdings, Inc.                       128,921    3,271,804       0.0%
   Encana Corp.(292505104)                                 1,373,775   13,105,813       0.1%
   Encana Corp.(2793193)                                      16,100      153,522       0.0%
   Fairfax Financial Holdings, Ltd.                           58,854   30,142,217       0.3%
   Finning International, Inc.                               494,324    9,198,783       0.1%
   First Quantum Minerals, Ltd.                              887,325    8,428,031       0.1%
   Genworth MI Canada, Inc.                                   88,989    1,932,640       0.0%
   Goldcorp, Inc.(2676302)                                   670,577   10,183,891       0.1%
   Goldcorp, Inc.(380956409)                               1,076,273   16,359,350       0.2%
*  Husky Energy, Inc.                                      1,360,135   14,632,631       0.2%
   Imperial Oil, Ltd.(2454241)                               107,006    3,470,335       0.0%
   Imperial Oil, Ltd.(453038408)                              46,162    1,499,342       0.0%
   Industrial Alliance Insurance & Financial Services,
     Inc.                                                    363,795   14,087,462       0.2%
*  Kinross Gold Corp.                                      5,398,196   20,968,166       0.2%
*  Lundin Mining Corp.                                       904,499    3,540,311       0.0%
   Magna International, Inc.                                  89,810    3,686,700       0.0%
   Manulife Financial Corp.(2492519)                       3,005,038   43,530,820       0.5%
   Manulife Financial Corp.(56501R106)                       821,065   11,889,021       0.1%
   Maple Leaf Foods, Inc.                                     75,421    1,717,820       0.0%
   PrairieSky Royalty, Ltd.                                   20,621      448,456       0.0%
   Silver Wheaton Corp.                                      443,530   10,693,508       0.1%
   Sun Life Financial, Inc.(866796105)                       343,606   11,503,929       0.1%
   Sun Life Financial, Inc.(2566124)                       1,013,400   33,915,996       0.4%
#  Suncor Energy, Inc.(867224107)                            769,213   23,091,774       0.2%
   Suncor Energy, Inc.(B3NB1P2)                            3,911,426  117,374,872       1.2%
   Tahoe Resources, Inc.                                      28,464      341,237       0.0%
   Teck Resources, Ltd. Class B(2879327)                   1,123,435   24,256,078       0.3%
   Teck Resources, Ltd. Class B(878742204)                   868,701   18,746,568       0.2%
*  Tourmaline Oil Corp.                                      923,326   24,196,607       0.3%
*  Turquoise Hill Resources, Ltd.(900435108)                 127,382      394,884       0.0%
*  Turquoise Hill Resources, Ltd.(B7WJ1F5)                 1,295,625    4,018,340       0.1%
   West Fraser Timber Co., Ltd.                               11,349      388,538       0.0%
   Whitecap Resources, Inc.                                  244,684    1,955,575       0.0%
   WSP Global, Inc.                                          227,214    7,360,358       0.1%
   Yamana Gold, Inc.                                       3,207,591   11,454,829       0.1%
                                                                     ------------       ---
TOTAL CANADA                                                          764,728,758       7.9%
                                                                     ------------       ---
DENMARK -- (1.7%)
   AP Moller--Maersk A.S. Class A                              7,706   11,263,574       0.1%
#  AP Moller--Maersk A.S. Class B                             16,058   24,631,062       0.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
DENMARK -- (Continued)
   Carlsberg A.S. Class B                                    190,294 $ 17,144,409       0.2%
   Danske Bank A.S.                                          937,398   28,917,809       0.3%
   DSV A.S.                                                  444,855   21,539,804       0.2%
*  H Lundbeck A.S.                                            89,765    2,892,989       0.0%
   ISS A.S.                                                  315,788   12,396,475       0.1%
   Novozymes A.S. Class B                                     47,990    1,780,275       0.0%
   Tryg A.S.                                                  12,675      247,174       0.0%
   Vestas Wind Systems A.S.                                  680,712   54,535,811       0.6%
                                                                     ------------       ---
TOTAL DENMARK                                                         175,349,382       1.8%
                                                                     ------------       ---
FINLAND -- (0.7%)
   Fortum Oyj                                                944,216   15,739,048       0.2%
   Neste Oyj                                                 145,361    6,271,178       0.1%
#  Stora Enso Oyj Class R                                  2,037,136   19,251,199       0.2%
   Stora Enso Oyj Sponsored ADR                               91,500      860,100       0.0%
   UPM-Kymmene Oyj                                         1,353,907   31,493,917       0.3%
   UPM-Kymmene Oyj Sponsored ADR                              69,300    1,610,532       0.0%
                                                                     ------------       ---
TOTAL FINLAND                                                          75,225,974       0.8%
                                                                     ------------       ---
FRANCE -- (8.9%)
   AXA SA                                                  1,878,981   42,394,169       0.4%
   AXA SA Sponsored ADR                                        9,929      224,296       0.0%
   BNP Paribas SA                                          1,521,254   88,207,260       0.9%
*  Bollore SA(BD3RTL2)                                        10,106       36,499       0.0%
#  Bollore SA(4572709)                                     1,500,814    4,941,054       0.1%
   Bouygues SA                                               709,374   23,123,810       0.2%
#  Casino Guichard Perrachon SA                              181,821    9,051,226       0.1%
   Cie de Saint-Gobain                                     1,719,658   76,358,268       0.8%
   Cie Generale des Etablissements Michelin                  334,818   36,263,478       0.4%
   CNP Assurances                                            441,698    7,649,421       0.1%
   Credit Agricole SA                                        588,029    6,344,239       0.1%
#  Electricite de France SA                                  661,539    7,415,994       0.1%
#  Engie SA                                                4,083,126   58,885,688       0.6%
   Natixis SA                                              2,277,633   11,523,747       0.1%
#  Orange SA                                               4,783,728   75,265,526       0.8%
*  Peugeot SA                                              1,922,462   28,788,891       0.3%
   Renault SA                                                759,818   66,075,160       0.7%
   SCOR SE                                                   349,012   11,302,264       0.1%
   Societe Generale SA                                     1,935,625   75,503,898       0.8%
#  STMicroelectronics NV                                   1,809,335   17,172,420       0.2%
   Total SA                                                4,607,253  220,709,998       2.2%
   Vivendi SA                                              1,149,492   23,266,335       0.2%
                                                                     ------------       ---
TOTAL FRANCE                                                          890,503,641       9.2%
                                                                     ------------       ---
GERMANY -- (7.1%)
   Allianz SE                                                730,758  114,074,413       1.2%
   Allianz SE Sponsored ADR                                2,811,910   43,668,962       0.4%
   BASF SE                                                     8,683      766,517       0.0%
#  Bayerische Motoren Werke AG                               972,382   84,835,907       0.9%
   Commerzbank AG                                          1,443,145    9,828,131       0.1%
   Daimler AG                                              2,565,266  183,011,136       1.9%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
GERMANY -- (Continued)
#* Deutsche Bank AG(5750355)                                  855,448 $ 12,371,170       0.1%
#* Deutsche Bank AG(D18190898)                                771,660   11,104,187       0.1%
   Deutsche Lufthansa AG                                      970,178   12,417,407       0.1%
   E.ON SE                                                  9,462,347   69,348,171       0.7%
   Evonik Industries AG                                         6,793      212,733       0.0%
   Fraport AG Frankfurt Airport Services Worldwide            106,349    6,312,926       0.1%
   Hannover Rueck SE                                           33,914    3,783,489       0.0%
   HeidelbergCement AG                                        345,070   32,642,950       0.3%
   Linde AG                                                    60,899   10,058,480       0.1%
   Metro AG                                                   603,069   18,064,461       0.2%
   Muenchener Rueckversicherungs-Gesellschaft AG              131,549   25,541,488       0.3%
   Osram Licht AG                                               7,588      430,974       0.0%
*  RWE AG                                                   2,182,311   34,718,788       0.4%
*  Talanx AG                                                  175,108    5,435,098       0.1%
   Telefonica Deutschland Holding AG                        1,391,339    5,396,050       0.1%
*  Uniper SE                                                  946,234   12,594,585       0.1%
   Volkswagen AG                                               86,008   12,856,866       0.1%
                                                                      ------------       ---
TOTAL GERMANY                                                          709,474,889       7.3%
                                                                      ------------       ---
HONG KONG -- (2.7%)
   Bank of East Asia, Ltd. (The)                              578,540    2,325,677       0.0%
#  Cathay Pacific Airways, Ltd.                             4,603,000    6,058,628       0.1%
   CK Hutchison Holdings, Ltd.                              5,014,984   61,925,181       0.6%
   FIH Mobile, Ltd.                                         1,731,000      571,236       0.0%
   Great Eagle Holdings, Ltd.                                  15,363       68,149       0.0%
   Guoco Group, Ltd.                                            6,000       67,359       0.0%
   Hang Lung Group, Ltd.                                    2,284,000    8,736,850       0.1%
   Hang Lung Properties, Ltd.                               4,424,000    9,728,870       0.1%
   Henderson Land Development Co., Ltd.                       319,042    1,887,206       0.0%
   Hongkong & Shanghai Hotels, Ltd. (The)                     468,131      529,033       0.0%
   Hopewell Holdings, Ltd.                                    938,669    3,286,646       0.0%
   Kerry Properties, Ltd.                                   2,477,000    7,843,187       0.1%
#  MTR Corp., Ltd.                                            861,459    4,767,380       0.1%
   New World Development Co., Ltd.                         24,926,156   30,989,426       0.3%
   NWS Holdings, Ltd.                                       2,036,968    3,604,114       0.1%
   Shangri-La Asia, Ltd.                                    4,242,000    4,658,970       0.1%
   Sino Land Co., Ltd.                                      5,960,178   10,120,020       0.1%
   Sun Hung Kai Properties, Ltd.                            2,980,920   44,389,245       0.5%
   Swire Pacific, Ltd. Class A                              2,098,000   21,806,312       0.2%
   Swire Pacific, Ltd. Class B                              1,117,500    2,089,765       0.0%
   Wharf Holdings, Ltd. (The)                               2,829,990   21,218,431       0.2%
   Wheelock & Co., Ltd.                                     3,599,000   22,148,624       0.2%
   Yue Yuen Industrial Holdings, Ltd.                         160,000      609,317       0.0%
                                                                      ------------       ---
TOTAL HONG KONG                                                        269,429,626       2.8%
                                                                      ------------       ---
IRELAND -- (0.3%)
*  Bank of Ireland                                         33,479,054    7,166,276       0.1%
   CRH P.L.C.                                                 319,932   10,386,295       0.1%
   CRH P.L.C. Sponsored ADR                                   301,886    9,750,918       0.1%
   Paddy Power Betfair P.L.C.                                   2,432      252,017       0.0%
                                                                      ------------       ---
TOTAL IRELAND                                                           27,555,506       0.3%
                                                                      ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
ISRAEL -- (0.4%)
   Azrieli Group, Ltd.                                         32,693 $ 1,391,802       0.0%
   Bank Hapoalim BM                                         3,220,797  18,576,684       0.2%
*  Bank Leumi Le-Israel BM                                  3,203,974  12,088,781       0.1%
   Israel Chemicals, Ltd.                                     107,601     382,368       0.0%
#  Mizrahi Tefahot Bank, Ltd.                                 365,367   4,758,205       0.1%
                                                                      -----------       ---
TOTAL ISRAEL                                                           37,197,840       0.4%
                                                                      -----------       ---
ITALY -- (0.9%)
   Assicurazioni Generali SpA                                 854,617  11,039,380       0.1%
   Eni SpA                                                    364,550   5,290,443       0.1%
#  Fiat Chrysler Automobiles NV(BRJFWP3)                      550,814   4,037,977       0.0%
#  Fiat Chrysler Automobiles NV(N31738102)                    229,574   1,680,482       0.0%
   Intesa Sanpaolo SpA                                      5,198,318  12,053,186       0.1%
   Mediobanca SpA                                           1,494,372  10,946,700       0.1%
*  Telecom Italia SpA Sponsored ADR                         1,847,002  16,013,507       0.2%
#  UniCredit SpA                                           11,297,891  28,036,952       0.3%
                                                                      -----------       ---
TOTAL ITALY                                                            89,098,627       0.9%
                                                                      -----------       ---
JAPAN -- (22.1%)
   Aeon Co., Ltd.                                           2,442,200  33,750,328       0.4%
   Aisin Seiki Co., Ltd.                                      472,800  20,768,953       0.2%
   Amada Holdings Co., Ltd.                                   694,000   7,905,422       0.1%
   Aoyama Trading Co., Ltd.                                    41,900   1,476,088       0.0%
   Asahi Glass Co., Ltd.                                    3,495,000  24,443,348       0.3%
   Asahi Kasei Corp.                                        4,472,000  40,315,200       0.4%
   Bank of Kyoto, Ltd. (The)                                  568,400   4,168,248       0.0%
   Brother Industries, Ltd.                                   719,400  13,200,460       0.1%
   Calsonic Kansei Corp.                                      164,000   2,055,347       0.0%
   Canon Marketing Japan, Inc.                                149,100   2,575,071       0.0%
   Chiba Bank, Ltd. (The)                                     960,000   5,937,395       0.1%
   Chugoku Bank, Ltd. (The)                                   256,900   3,446,965       0.0%
   Citizen Watch Co., Ltd.                                    689,600   3,875,412       0.0%
   Coca-Cola East Japan Co., Ltd.                             123,400   2,719,930       0.0%
#  Coca-Cola West Co., Ltd.                                   169,907   5,021,551       0.1%
   COMSYS Holdings Corp.                                       31,300     551,021       0.0%
   Concordia Financial Group, Ltd.                          2,373,100  11,003,357       0.1%
   Credit Saison Co., Ltd.                                    116,200   2,008,761       0.0%
   Dai Nippon Printing Co., Ltd.                              871,000   8,736,380       0.1%
   Dai-ichi Life Holdings, Inc.                             1,411,400  20,692,491       0.2%
   Daido Steel Co., Ltd.                                       13,000      55,185       0.0%
#  Daiwa Securities Group, Inc.                             2,157,000  12,877,698       0.1%
   Denka Co., Ltd.                                            992,000   4,500,293       0.1%
   Denso Corp.                                                337,400  14,681,954       0.2%
   DIC Corp.                                                  228,700   6,927,739       0.1%
   Dowa Holdings Co., Ltd.                                    231,000   1,715,592       0.0%
#  Ebara Corp.                                                266,800   7,920,478       0.1%
   Fuji Electric Co., Ltd.                                    201,000   1,003,710       0.0%
   Fuji Media Holdings, Inc.                                   42,100     581,147       0.0%
   FUJIFILM Holdings Corp.                                    827,200  31,277,179       0.3%
   Fujitsu, Ltd.                                            3,318,000  19,679,474       0.2%
   Fukuoka Financial Group, Inc.                            1,044,000   4,517,881       0.1%
   Furukawa Electric Co., Ltd.                                 42,968   1,264,139       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
JAPAN -- (Continued)
   Glory, Ltd.                                                185,800 $  6,142,317       0.1%
   Gunma Bank, Ltd. (The)                                     604,496    2,886,386       0.0%
   H2O Retailing Corp.                                        198,900    2,953,760       0.0%
   Hachijuni Bank, Ltd. (The)                                 565,531    3,083,054       0.0%
   Hankyu Hanshin Holdings, Inc.                              447,400   14,812,586       0.2%
   Heiwa Corp.                                                 33,600      789,307       0.0%
   Hiroshima Bank, Ltd. (The)                                 640,000    2,738,980       0.0%
#  Hitachi Capital Corp.                                      103,300    2,304,355       0.0%
   Hitachi Chemical Co., Ltd.                                 320,500    7,492,280       0.1%
#  Hitachi Construction Machinery Co., Ltd.                   425,500    8,900,648       0.1%
   Hitachi High-Technologies Corp.                             82,700    3,449,087       0.0%
   Hitachi Metals, Ltd.                                       475,400    5,942,193       0.1%
   Hitachi Transport System, Ltd.                             105,000    2,164,517       0.0%
   Hitachi, Ltd.                                           10,841,000   57,792,205       0.6%
   Hokuhoku Financial Group, Inc.                             191,900    2,766,196       0.0%
   Honda Motor Co., Ltd.                                    3,689,000  110,380,798       1.1%
#  House Foods Group, Inc.                                     65,300    1,457,723       0.0%
   Ibiden Co., Ltd.                                           459,900    6,676,364       0.1%
#  Idemitsu Kosan Co., Ltd.                                   115,596    2,656,385       0.0%
*  IHI Corp.                                                1,136,000    2,988,493       0.0%
   Iida Group Holdings Co., Ltd.                              378,200    7,310,417       0.1%
   Inpex Corp.                                              2,118,600   19,763,921       0.2%
   Isetan Mitsukoshi Holdings, Ltd.                           594,700    6,010,323       0.1%
#  Isuzu Motors, Ltd.                                         112,300    1,389,056       0.0%
   ITOCHU Corp.                                             3,425,500   43,259,587       0.4%
#  Iyo Bank, Ltd. (The)                                       492,300    3,025,576       0.0%
   J Front Retailing Co., Ltd.                                974,400   13,413,923       0.1%
   JFE Holdings, Inc.                                       1,698,700   24,346,729       0.3%
   JGC Corp.                                                  250,400    4,426,508       0.1%
   JSR Corp.                                                  423,400    6,434,184       0.1%
   JTEKT Corp.                                                479,600    7,097,372       0.1%
   JX Holdings, Inc.                                        2,890,433   11,420,566       0.1%
#  K's Holdings Corp.                                         142,600    2,467,828       0.0%
   Kamigumi Co., Ltd.                                         398,000    3,398,328       0.0%
   Kaneka Corp.                                             1,156,542    9,568,865       0.1%
   Kawasaki Heavy Industries, Ltd.                          1,380,000    4,030,834       0.0%
#  Kawasaki Kisen Kaisha, Ltd.                              3,012,000    7,451,371       0.1%
   Kinden Corp.                                               187,800    2,261,695       0.0%
#* Kobe Steel, Ltd.                                           971,900    8,020,417       0.1%
   Komatsu, Ltd.                                            1,172,200   26,092,121       0.3%
   Konica Minolta, Inc.                                     1,910,700   17,114,203       0.2%
   Kuraray Co., Ltd.                                        1,340,000   20,315,084       0.2%
   Kurita Water Industries, Ltd.                                7,500      177,500       0.0%
   Kyocera Corp.                                              200,500    9,742,085       0.1%
   Kyocera Corp. Sponsored ADR                                 25,197    1,224,070       0.0%
   Kyushu Financial Group, Inc.                               459,949    3,058,401       0.0%
   LIXIL Group Corp.                                          487,800   11,203,936       0.1%
   Marubeni Corp.                                           5,194,400   27,295,412       0.3%
   Mazda Motor Corp.                                        2,460,200   40,799,389       0.4%
   Mebuki Financial Group, Inc.                             1,177,020    4,188,723       0.0%
   Medipal Holdings Corp.                                     258,700    4,420,201       0.1%
   Mitsubishi Chemical Holdings Corp.                       6,562,600   43,089,528       0.4%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
JAPAN -- (Continued)
   Mitsubishi Corp.                                         1,039,400 $22,622,498       0.2%
#  Mitsubishi Gas Chemical Co., Inc.                          553,000   8,511,067       0.1%
   Mitsubishi Heavy Industries, Ltd.                        6,616,000  28,302,364       0.3%
   Mitsubishi Logistics Corp.                                  31,000     419,630       0.0%
   Mitsubishi Materials Corp.                                 518,200  14,846,924       0.2%
   Mitsubishi Motors Corp.                                  2,078,800  11,540,210       0.1%
   Mitsubishi UFJ Financial Group, Inc.                    13,919,406  71,821,469       0.7%
   Mitsubishi UFJ Financial Group, Inc. Sponsored ADR       4,781,372  24,624,066       0.3%
   Mitsubishi UFJ Lease & Finance Co., Ltd.                 1,226,200   5,936,259       0.1%
   Mitsui & Co., Ltd.                                         939,900  13,022,331       0.1%
   Mitsui & Co., Ltd. Sponsored ADR                            11,723   3,228,456       0.0%
   Mitsui Chemicals, Inc.                                   3,169,800  15,610,172       0.2%
   Mitsui Fudosan Co., Ltd.                                   382,000   8,699,628       0.1%
   Mitsui OSK Lines, Ltd.                                   4,123,000  10,310,301       0.1%
   Mizuho Financial Group, Inc.                            49,478,100  83,308,851       0.9%
   Mizuho Financial Group, Inc. ADR                           205,757     689,286       0.0%
   MS&AD Insurance Group Holdings, Inc.                       588,653  17,475,227       0.2%
   NEC Corp.                                               10,595,101  28,331,515       0.3%
   NGK Spark Plug Co., Ltd.                                    16,000     317,525       0.0%
   NH Foods, Ltd.                                             179,536   4,302,332       0.0%
   NHK Spring Co., Ltd.                                       555,900   5,261,794       0.1%
#  Nikon Corp.                                                750,200  11,337,705       0.1%
   Nippo Corp.                                                179,000   3,452,955       0.0%
   Nippon Electric Glass Co., Ltd.                            551,000   2,997,426       0.0%
   Nippon Express Co., Ltd.                                 3,529,238  17,432,469       0.2%
#  Nippon Paper Industries Co., Ltd.                          373,800   6,996,302       0.1%
   Nippon Shokubai Co., Ltd.                                   98,800   6,818,189       0.1%
   Nippon Steel & Sumitomo Metal Corp.                      2,021,593  40,053,539       0.4%
   Nippon Yusen K.K.                                        7,713,000  15,784,732       0.2%
   Nissan Motor Co., Ltd.                                   6,443,700  65,548,427       0.7%
   Nisshinbo Holdings, Inc.                                   305,000   3,036,658       0.0%
   NOK Corp.                                                  331,020   7,459,776       0.1%
   Nomura Holdings, Inc.                                    3,790,000  18,983,861       0.2%
   Nomura Real Estate Holdings, Inc.                          357,100   6,030,223       0.1%
   NSK, Ltd.                                                  312,100   3,469,464       0.0%
   Obayashi Corp.                                             279,682   2,694,235       0.0%
   Oji Holdings Corp.                                       3,833,000  16,206,659       0.2%
   ORIX Corp.                                               2,377,900  37,681,131       0.4%
   Otsuka Holdings Co., Ltd.                                   30,300   1,326,106       0.0%
   Resona Holdings, Inc.                                    7,208,900  31,953,298       0.3%
   Ricoh Co., Ltd.                                          3,215,400  26,206,239       0.3%
   Rohm Co., Ltd.                                              84,700   4,452,220       0.1%
   Sankyo Co., Ltd.                                            73,900   2,603,423       0.0%
#  SBI Holdings, Inc.                                         643,100   7,639,557       0.1%
   Sega Sammy Holdings, Inc.                                  169,200   2,498,383       0.0%
   Seino Holdings Co., Ltd.                                   362,100   4,012,317       0.0%
   Sekisui Chemical Co., Ltd.                                 105,000   1,653,612       0.0%
   Sekisui House, Ltd.                                      1,345,900  22,239,280       0.2%
   Shinsei Bank, Ltd.                                       3,134,000   5,066,932       0.1%
#  Shizuoka Bank, Ltd. (The)                                  799,000   6,743,188       0.1%
   Showa Shell Sekiyu K.K.                                    184,300   1,717,177       0.0%
   Sojitz Corp.                                             2,218,300   5,821,427       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES      VALUE++     OF NET ASSETS**
                                                           --------- -------------- ---------------
JAPAN -- (Continued)
   Sompo Holdings, Inc.                                      381,700 $   12,350,588       0.1%
#  Sony Corp. Sponsored ADR                                  100,009      3,133,282       0.0%
#  Sumco Corp.                                                46,900        490,693       0.0%
#  Sumitomo Chemical Co., Ltd.                             7,613,000     36,004,739       0.4%
   Sumitomo Corp.                                            817,500      9,398,474       0.1%
   Sumitomo Electric Industries, Ltd.                      2,838,500     41,934,499       0.4%
   Sumitomo Forestry Co., Ltd.                               526,400      7,332,885       0.1%
   Sumitomo Heavy Industries, Ltd.                         2,186,000     11,508,221       0.1%
   Sumitomo Metal Mining Co., Ltd.                         1,067,000     13,865,502       0.1%
   Sumitomo Mitsui Financial Group, Inc.                   2,854,200     98,959,858       1.0%
   Sumitomo Mitsui Trust Holdings, Inc.                      518,744     17,503,847       0.2%
   Sumitomo Rubber Industries, Ltd.                          659,000     11,055,561       0.1%
   Suzuken Co., Ltd.                                         113,000      3,629,398       0.0%
   T&D Holdings, Inc.                                      2,331,000     28,188,432       0.3%
   Taiheiyo Cement Corp.                                   2,798,212      8,013,807       0.1%
   Takashimaya Co., Ltd.                                     753,634      6,146,631       0.1%
   TDK Corp.                                                 443,000     30,587,138       0.3%
   Teijin, Ltd.                                              771,690     14,910,138       0.2%
   THK Co., Ltd.                                             251,800      5,316,448       0.1%
   Tokai Rika Co., Ltd.                                      165,500      3,103,567       0.0%
   Tokio Marine Holdings, Inc.                               244,600      9,647,844       0.1%
   Tokyo Broadcasting System Holdings, Inc.                   20,600        323,701       0.0%
   Tokyo Tatemono Co., Ltd.                                  132,000      1,676,778       0.0%
   Tokyu Fudosan Holdings Corp.                              458,300      2,583,144       0.0%
   Toppan Printing Co., Ltd.                                 973,000      9,150,105       0.1%
   Tosoh Corp.                                             2,121,000     13,851,196       0.1%
   Toyo Seikan Group Holdings, Ltd.                          309,449      5,707,828       0.1%
   Toyoda Gosei Co., Ltd.                                    228,500      5,235,999       0.1%
   Toyota Industries Corp.                                   198,500      9,107,839       0.1%
   Toyota Motor Corp.                                        269,290     15,620,628       0.2%
   Toyota Tsusho Corp.                                       976,400     23,051,323       0.2%
   Ube Industries, Ltd.                                    3,078,000      6,351,723       0.1%
   Yamada Denki Co., Ltd.                                  2,346,300     12,127,990       0.1%
   Yamaguchi Financial Group, Inc.                           320,148      3,529,414       0.0%
   Yokohama Rubber Co., Ltd. (The)                           352,900      6,127,253       0.1%
   Zeon Corp.                                                  6,000         54,810       0.0%
                                                                     --------------      ----
TOTAL JAPAN                                                           2,220,530,082      22.8%
                                                                     --------------      ----
NETHERLANDS -- (3.2%)
   Aegon NV                                                2,344,257     10,141,119       0.1%
   Akzo Nobel NV                                              32,447      2,096,434       0.0%
*  ArcelorMittal(B03XPL1)                                  3,861,973     26,095,190       0.3%
#* ArcelorMittal(B295F26)                                  1,085,424      7,304,903       0.1%
   Boskalis Westminster                                      192,237      6,199,943       0.1%
   Gemalto NV                                                 22,216      1,208,406       0.0%
   ING Groep NV                                            6,261,830     82,199,110       0.8%
#  ING Groep NV Sponsored ADR                              1,202,410     15,763,595       0.2%
   Koninklijke Ahold Delhaize NV                           1,484,495     33,864,898       0.3%
   Koninklijke Ahold Delhaize NV Sponsored ADR               211,969      4,828,654       0.1%
   Koninklijke DSM NV                                        739,169     47,509,724       0.5%
   Koninklijke KPN NV                                        762,865      2,487,512       0.0%
   Koninklijke Philips NV(500472303)                         426,792     12,816,564       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
NETHERLANDS -- (Continued)
   Koninklijke Philips NV(5986622)                          1,794,168 $ 54,062,166       0.6%
   NN Group NV                                                336,921   10,148,949       0.1%
                                                                      ------------       ---
TOTAL NETHERLANDS                                                      316,727,167       3.3%
                                                                      ------------       ---
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd.                       552,228    2,600,754       0.0%
   Fletcher Building, Ltd.                                  1,227,588    9,094,053       0.1%
   Fonterra Co-operative Group, Ltd.                          106,924      451,011       0.0%
                                                                      ------------       ---
TOTAL NEW ZEALAND                                                       12,145,818       0.1%
                                                                      ------------       ---
NORWAY -- (0.8%)
   DNB ASA                                                  1,624,432   23,483,885       0.3%
   Norsk Hydro ASA                                          2,457,207   10,985,529       0.1%
   Norsk Hydro ASA Sponsored ADR                               59,900      268,053       0.0%
#* Seadrill, Ltd.                                             584,649    1,245,302       0.0%
#  Statoil ASA                                              1,261,527   20,595,696       0.2%
#  Statoil ASA Sponsored ADR                                  533,496    8,663,975       0.1%
#* Storebrand ASA                                             620,888    3,193,309       0.0%
#* Subsea 7 SA                                                295,671    3,309,850       0.0%
   Yara International ASA                                     156,556    5,530,223       0.1%
                                                                      ------------       ---
TOTAL NORWAY                                                            77,275,822       0.8%
                                                                      ------------       ---
PORTUGAL -- (0.0%)
*  Banco Espirito Santo SA                                  2,631,973           --       0.0%
   EDP Renovaveis SA                                          541,158    4,088,097       0.0%
                                                                      ------------       ---
TOTAL PORTUGAL                                                           4,088,097       0.0%
                                                                      ------------       ---
SINGAPORE -- (1.0%)
   CapitaLand, Ltd.                                         3,934,100    8,725,499       0.1%
   City Developments, Ltd.                                  1,110,600    6,762,145       0.1%
   DBS Group Holdings, Ltd.                                 2,107,512   22,716,253       0.2%
   Frasers Centrepoint, Ltd.                                  453,300      483,869       0.0%
   Golden Agri-Resources, Ltd.                             12,719,900    3,512,338       0.0%
#  Hutchison Port Holdings Trust                           16,251,500    7,219,079       0.1%
   Keppel Corp., Ltd.                                       4,559,400   17,242,030       0.2%
   Olam International, Ltd.                                   484,500      748,587       0.0%
   SembCorp Industries, Ltd.                                1,345,900    2,437,174       0.0%
   Singapore Airlines, Ltd.                                 2,389,100   17,385,355       0.2%
   United Industrial Corp., Ltd.                            1,952,670    3,819,519       0.0%
   UOL Group, Ltd.                                            974,274    3,962,550       0.0%
   Wilmar International, Ltd.                               1,831,400    4,347,956       0.1%
                                                                      ------------       ---
TOTAL SINGAPORE                                                         99,362,354       1.0%
                                                                      ------------       ---
SPAIN -- (2.8%)
   Acciona SA                                                  11,619      882,966       0.0%
   Banco de Sabadell SA                                     8,853,396   11,821,299       0.1%
   Banco Popular Espanol SA                                 3,182,696    3,482,290       0.1%
   Banco Santander SA                                      38,416,551  188,242,084       1.9%
   Banco Santander SA Sponsored ADR                           784,463    3,796,801       0.1%
   CaixaBank SA                                             3,645,520   10,999,946       0.1%
   Iberdrola SA                                             3,626,246   24,678,228       0.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
SPAIN -- (Continued)
   Mapfre SA                                               1,066,920 $  3,164,940       0.0%
   Repsol SA                                               2,329,313   32,523,009       0.3%
                                                                     ------------       ---
TOTAL SPAIN                                                           279,591,563       2.9%
                                                                     ------------       ---
SWEDEN -- (2.2%)
   Boliden AB                                              1,273,315   29,510,907       0.3%
   Holmen AB Class A                                           2,781       94,840       0.0%
   Holmen AB Class B                                          24,786      848,070       0.0%
#  ICA Gruppen AB                                              2,667       82,796       0.0%
   Millicom International Cellular SA                         55,723    2,448,289       0.0%
   Nordea Bank AB                                          4,880,877   51,293,747       0.5%
   Skandinaviska Enskilda Banken AB Class A                2,310,499   23,304,592       0.2%
   Skandinaviska Enskilda Banken AB Class C                   25,796      261,259       0.0%
   Svenska Cellulosa AB SCA Class A                           62,923    1,782,789       0.0%
   Svenska Cellulosa AB SCA Class B                        1,372,783   38,881,063       0.4%
   Svenska Handelsbanken AB Class A                          800,713   10,916,220       0.1%
   Svenska Handelsbanken AB Class B                            3,434       46,124       0.0%
   Swedbank AB Class A                                       196,317    4,593,664       0.1%
   Tele2 AB Class B                                          840,482    6,940,306       0.1%
#  Telefonaktiebolaget LM Ericsson Class A                    28,098      151,792       0.0%
   Telefonaktiebolaget LM Ericsson Class B                 4,879,427   23,669,415       0.3%
   Telefonaktiebolaget LM Ericsson Sponsored ADR             834,580    4,064,405       0.1%
   Telia Co AB                                             5,789,696   23,128,973       0.2%
                                                                     ------------       ---
TOTAL SWEDEN                                                          222,019,251       2.3%
                                                                     ------------       ---
SWITZERLAND -- (7.6%)
   ABB, Ltd.                                               4,800,878   99,044,119       1.0%
   ABB, Ltd. Sponsored ADR                                   271,992    5,616,635       0.1%
   Adecco Group AG                                           640,328   38,022,644       0.4%
   Baloise Holding AG                                        200,163   24,625,955       0.2%
   Banque Cantonale Vaudoise                                     468      294,016       0.0%
   Cie Financiere Richemont SA                             1,271,917   81,771,387       0.8%
   Clariant AG                                             1,150,414   19,050,230       0.2%
   Credit Suisse Group AG                                    859,528   11,992,799       0.1%
   Credit Suisse Group AG Sponsored ADR                    1,052,790   14,633,781       0.1%
*  Dufry AG                                                   62,211    7,568,441       0.1%
   Flughafen Zuerich AG                                       10,906    2,004,784       0.0%
   Julius Baer Group, Ltd.                                   100,967    4,087,303       0.0%
   LafargeHolcim, Ltd.(7110753)                              752,842   40,157,129       0.4%
   LafargeHolcim, Ltd.(BZ3DNX4)                              375,078   20,032,584       0.2%
   Novartis AG                                             1,332,371   94,555,149       1.0%
   Novartis AG Sponsored ADR                                   6,178      438,762       0.0%
   Swatch Group AG (The)(7184736)                            148,927    8,585,339       0.1%
#  Swatch Group AG (The)(7184725)                            121,282   36,476,395       0.4%
   Swiss Life Holding AG                                      57,586   15,239,132       0.2%
   Swiss Re AG                                             1,037,390   96,281,939       1.0%
   UBS Group AG(BRJL176)                                   3,448,485   48,753,503       0.5%
#* UBS Group AG(H42097107)                                   500,015    7,035,211       0.1%
   Zurich Insurance Group AG                                 326,468   85,455,128       0.9%
                                                                     ------------       ---
TOTAL SWITZERLAND                                                     761,722,365       7.8%
                                                                     ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                           ---------- -------------- ---------------
UNITED KINGDOM -- (17.7%)
*  Anglo American P.L.C.                                    3,284,169 $   45,581,653       0.5%
#  Antofagasta P.L.C.                                         205,201      1,364,805       0.0%
   Aviva P.L.C.                                             1,136,673      6,159,375       0.1%
   Barclays P.L.C.                                            164,749        381,692       0.0%
   Barclays P.L.C. Sponsored ADR                            4,766,662     43,948,624       0.5%
   Barratt Developments P.L.C.                              1,006,942      5,583,929       0.1%
   BHP Billiton P.L.C.                                        767,576     11,542,089       0.1%
#  BHP Billiton P.L.C. ADR                                    268,993      8,134,348       0.1%
   BP P.L.C.                                                2,461,861     14,553,794       0.1%
   BP P.L.C. Sponsored ADR                                 10,710,966    380,774,841       3.9%
   Carnival P.L.C.                                            195,004      9,405,606       0.1%
#  Carnival P.L.C. ADR                                         47,242      2,308,717       0.0%
   Coca-Cola European Partners P.L.C.                          20,127        774,593       0.0%
*  Glencore P.L.C.                                         33,377,354    102,171,610       1.1%
   HSBC Holdings P.L.C.                                    21,477,669    161,751,262       1.7%
#  HSBC Holdings P.L.C. Sponsored ADR                       3,019,816    113,635,676       1.2%
   Investec P.L.C.                                             16,581        102,905       0.0%
   J Sainsbury P.L.C.                                       7,029,804     21,553,676       0.2%
   Kingfisher P.L.C.                                        7,403,317     32,703,550       0.3%
   Lloyds Banking Group P.L.C.                             42,627,612     29,767,842       0.3%
#  Lloyds Banking Group P.L.C. ADR                            999,149      2,817,600       0.0%
   Old Mutual P.L.C.                                          791,890      1,948,000       0.0%
   Pearson P.L.C.                                             813,680      7,527,654       0.1%
#  Pearson P.L.C. Sponsored ADR                             1,237,005     11,417,556       0.1%
*  Royal Bank of Scotland Group P.L.C.                      2,796,353      6,462,119       0.1%
#* Royal Bank of Scotland Group P.L.C. Sponsored ADR          409,166      1,894,439       0.0%
   Royal Dutch Shell P.L.C. Class A                         2,199,265     54,777,180       0.6%
   Royal Dutch Shell P.L.C. Class B                           398,623     10,281,485       0.1%
   Royal Dutch Shell P.L.C. Sponsored ADR, Class A          3,177,301    158,261,344       1.6%
#  Royal Dutch Shell P.L.C. Sponsored ADR, Class B          3,794,361    198,483,024       2.0%
   Royal Mail P.L.C.                                          539,286      3,235,443       0.0%
*  Standard Chartered P.L.C.                                3,984,128     34,645,620       0.4%
   Vodafone Group P.L.C.                                   58,351,986    160,253,496       1.6%
#  Vodafone Group P.L.C. Sponsored ADR                      4,011,201    111,671,843       1.1%
#  WM Morrison Supermarkets P.L.C.                          6,735,041     18,644,369       0.2%
                                                                      --------------      ----
TOTAL UNITED KINGDOM                                                   1,774,521,759      18.2%
                                                                      --------------      ----
UNITED STATES -- (0.0%)
   Mylan NV                                                    22,254        812,282       0.0%
                                                                      --------------      ----
TOTAL COMMON STOCKS                                                    9,571,294,827      98.4%
                                                                      --------------      ----
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
   Bayerische Motoren Werke AG                                 50,035      3,798,937       0.0%
   Porsche Automobil Holding SE                               267,840     14,473,644       0.1%
   Volkswagen AG                                              535,010     73,764,785       0.8%
                                                                      --------------      ----
TOTAL GERMANY                                                             92,037,366       0.9%
                                                                      --------------      ----
TOTAL PREFERRED STOCKS                                                    92,037,366       0.9%
                                                                      --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                             SHARES       VALUE++     OF NET ASSETS**
                                                           ---------- --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*  Banco Santander SA Rights 11/07/16                      38,416,550 $     2,150,761        0.0%
                                                                      ---------------      -----
SWEDEN -- (0.0%)
*  Tele2 AB Rights 11/16/16 Class B                           840,482         251,828        0.0%
                                                                      ---------------      -----
TOTAL RIGHTS/WARRANTS                                                       2,402,589        0.0%
                                                                      ---------------      -----
TOTAL INVESTMENT SECURITIES                                             9,665,734,782
                                                                      ---------------

                                                                          VALUE+
                                                                      ---------------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@ DFA Short Term Investment Fund                        31,982,623     370,102,917        3.8%
                                                                      ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $10,045,898,931)                  $10,035,837,699      103.1%
                                                                      ===============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ------------------------------------------------------
                                                               LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                           --------------  -------------- ------- ---------------
Common Stocks
   Australia                                               $   63,077,009  $  572,005,173   --    $   635,082,182
   Austria                                                             --       7,798,226   --          7,798,226
   Belgium                                                             --     121,053,616   --        121,053,616
   Canada                                                     764,728,758              --   --        764,728,758
   Denmark                                                             --     175,349,382   --        175,349,382
   Finland                                                      2,470,632      72,755,342   --         75,225,974
   France                                                         260,795     890,242,846   --        890,503,641
   Germany                                                     67,367,734     642,107,155   --        709,474,889
   Hong Kong                                                           --     269,429,626   --        269,429,626
   Ireland                                                      9,750,918      17,804,588   --         27,555,506
   Israel                                                              --      37,197,840   --         37,197,840
   Italy                                                       17,693,989      71,404,638   --         89,098,627
   Japan                                                       32,899,160   2,187,630,922   --      2,220,530,082
   Netherlands                                                 41,922,122     274,805,045   --        316,727,167
   New Zealand                                                         --      12,145,818   --         12,145,818
   Norway                                                      10,177,330      67,098,492   --         77,275,822
   Portugal                                                            --       4,088,097   --          4,088,097
   Singapore                                                           --      99,362,354   --         99,362,354
   Spain                                                        3,796,801     275,794,762   --        279,591,563
   Sweden                                                       4,064,405     217,954,846   --        222,019,251
   Switzerland                                                 27,724,389     733,997,976   --        761,722,365
   United Kingdom                                           1,033,348,012     741,173,747   --      1,774,521,759
   United States                                                       --         812,282   --            812,282
Preferred Stocks
   Germany                                                             --      92,037,366   --         92,037,366
Rights/Warrants
   Spain                                                               --       2,150,761   --          2,150,761
   Sweden                                                              --         251,828   --            251,828
Securities Lending Collateral                                          --     370,102,917   --        370,102,917
Futures Contracts**                                              (851,802)             --   --           (851,802)
                                                           --------------  --------------   --    ---------------
TOTAL                                                      $2,078,430,252  $7,956,555,645   --    $10,034,985,897
                                                           ==============  ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
COMMON STOCKS -- (94.0%)
BRAZIL -- (5.8%)
   Ambev SA                                                  855,320 $ 5,045,638       0.1%
   AMBEV SA ADR                                            5,984,451  35,308,261       0.7%
   Banco Bradesco SA                                         932,732   9,271,800       0.2%
   Banco do Brasil SA                                      1,076,318   9,876,364       0.2%
   Banco Santander Brasil SA                                 479,757   3,952,885       0.1%
   BB Seguridade Participacoes SA                          1,087,473  10,949,681       0.2%
   BM&FBovespa SA--Bolsa de Valores Mercadorias e Futuros  1,804,083  10,625,551       0.2%
#  Braskem SA Sponsored ADR                                  165,709   2,941,335       0.1%
   BRF SA                                                    577,166   9,655,597       0.2%
   BRF SA ADR                                                539,479   9,020,089       0.2%
   BTG Pactual Group                                          33,841     172,388       0.0%
   CCR SA                                                  1,910,468  10,384,279       0.2%
*  Centrais Eletricas Brasileiras SA                         368,500   2,736,043       0.1%
#* Centrais Eletricas Brasileiras SA ADR                      86,923     753,622       0.0%
*  Centrais Eletricas Brasileiras SA Sponsored ADR           100,200     740,478       0.0%
   CETIP SA--Mercados Organizados                            492,000   6,916,053       0.1%
   Cia de Saneamento Basico do Estado de Sao Paulo           424,900   4,485,943       0.1%
   Cia de Saneamento Basico do Estado de Sao Paulo ADR       178,668   1,879,587       0.0%
#* Cia Siderurgica Nacional SA Sponsored ADR                 241,268     813,073       0.0%
   Cielo SA                                                1,506,864  15,295,240       0.3%
*  Cosan Logistica SA                                        164,136     253,506       0.0%
   Cosan SA Industria e Comercio                             209,443   2,816,195       0.1%
   CPFL Energia SA                                           220,971   1,676,666       0.0%
#  CPFL Energia SA ADR                                        67,189   1,021,266       0.0%
   Embraer SA ADR                                            287,837   6,156,833       0.1%
   Engie Brasil Energia SA                                   250,101   3,177,192       0.1%
   Equatorial Energia SA                                      26,800     478,068       0.0%
   Fibria Celulose SA Sponsored ADR                          488,398   3,897,416       0.1%
   Gerdau SA                                                 195,832     496,942       0.0%
   Gerdau SA Sponsored ADR                                   577,984   1,982,485       0.0%
   Hypermarcas SA                                            561,762   4,709,508       0.1%
   Itau Unibanco Holding SA                                  427,826   4,468,583       0.1%
   JBS SA                                                  2,515,848   7,653,159       0.2%
   Klabin SA                                                 996,400   5,134,956       0.1%
   Kroton Educacional SA                                   2,220,459  11,060,557       0.2%
   Lojas Americanas SA                                       297,764   1,460,835       0.0%
   Lojas Renner SA                                         1,404,820  11,882,876       0.2%
   M Dias Branco SA                                           40,100   1,712,416       0.0%
   Multiplan Empreendimentos Imobiliarios SA                  85,700   1,722,323       0.0%
   Natura Cosmeticos SA                                      262,650   2,522,822       0.1%
*  Petroleo Brasileiro SA                                  2,305,200  13,461,444       0.3%
*  Petroleo Brasileiro SA Sponsored ADR                    1,005,405  11,733,076       0.2%
   Raia Drogasil SA                                          388,800   8,631,068       0.2%
   Tim Participacoes SA                                    1,162,813   3,227,608       0.1%
   Tim Participacoes SA ADR                                   63,679     881,954       0.0%
   Ultrapar Participacoes SA                                 394,184   8,932,121       0.2%
   Ultrapar Participacoes SA Sponsored ADR                   254,308   5,747,361       0.1%
   Vale SA                                                   398,300   2,755,158       0.1%
   Vale SA Sponsored ADR                                   1,209,916   8,372,619       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                              SHARES      VALUE++    OF NET ASSETS**
                                                            ----------- ------------ ---------------
BRAZIL -- (Continued)
   WEG SA                                                       808,815 $  4,459,632       0.1%
                                                                        ------------       ---
TOTAL BRAZIL                                                             293,310,552       5.9%
                                                                        ------------       ---
CHILE -- (1.4%)
   AES Gener SA                                               3,240,232    1,103,250       0.0%
   Aguas Andinas SA Class A                                   4,491,454    2,962,714       0.1%
   Banco de Chile                                             1,408,402      168,084       0.0%
#  Banco de Chile ADR                                            53,799    3,899,348       0.1%
   Banco de Credito e Inversiones                                74,477    3,802,832       0.1%
   Banco Santander Chile ADR                                    258,123    5,898,110       0.1%
   Cencosud SA                                                2,057,923    6,709,656       0.1%
   Cencosud SA ADR                                                1,648       16,299       0.0%
   Cia Cervecerias Unidas SA                                    109,017    1,170,834       0.0%
#  Cia Cervecerias Unidas SA Sponsored ADR                       66,158    1,422,397       0.0%
   Colbun SA                                                 11,492,940    2,516,276       0.1%
#  Embotelladora Andina SA Class A ADR                           22,244      499,378       0.0%
   Embotelladora Andina SA Class B ADR                           21,587      519,815       0.0%
   Empresa Nacional de Electricidad SA Sponsored ADR            148,697    3,086,950       0.1%
   Empresas CMPC SA                                           2,386,070    5,167,111       0.1%
   Empresas COPEC SA                                            441,781    4,457,369       0.1%
   Endesa Americas SA ADR                                       148,697    2,136,776       0.0%
   Enersis Americas SA Sponsored ADR                            610,581    5,293,737       0.1%
   Enersis Chile SA                                             610,581    3,034,588       0.1%
   Inversiones Aguas Metropolitanas SA                          326,946      595,280       0.0%
#  Itau CorpBanca(45033E105)                                     30,902      417,177       0.0%
   Itau CorpBanca(BYT25P4)                                  305,068,641    2,763,633       0.1%
*  Latam Airlines Group SA                                        8,686       83,636       0.0%
*  Latam Airlines Group SA Sponsored ADR                        607,719    5,828,025       0.1%
   SACI Falabella                                               707,908    5,555,085       0.1%
   Sociedad Quimica y Minera de Chile SA Sponsored ADR          153,936    4,504,167       0.1%
                                                                        ------------       ---
TOTAL CHILE                                                               73,612,527       1.5%
                                                                        ------------       ---
CHINA -- (14.8%)
   AAC Technologies Holdings, Inc.                              634,000    6,040,719       0.1%
   Agricultural Bank of China, Ltd. Class H                  18,363,000    7,724,779       0.2%
   Air China, Ltd. Class H                                    2,890,000    1,898,824       0.0%
*  Alibaba Group Holding, Ltd. Sponsored ADR                    117,902   11,989,454       0.2%
*  Alibaba Health Information Technology, Ltd.                1,184,000      618,635       0.0%
#* Alibaba Pictures Group, Ltd.                               8,470,000    1,667,269       0.0%
#* Aluminum Corp. of China, Ltd. ADR                            107,180    1,009,636       0.0%
#* Aluminum Corp. of China, Ltd. Class H                        650,000      241,424       0.0%
#* Angang Steel Co., Ltd. Class H                             1,338,000      685,149       0.0%
#  Anhui Conch Cement Co., Ltd. Class H                         985,500    2,723,840       0.1%
#  Anta Sports Products, Ltd.                                   891,000    2,569,487       0.1%
   AviChina Industry & Technology Co., Ltd. Class H           2,765,000    1,876,410       0.0%
   BAIC Motor Corp., Ltd. Class H                               740,500      776,544       0.0%
*  Baidu, Inc. Sponsored ADR                                        846      149,624       0.0%
   Bank of China, Ltd. Class H                               63,274,181   28,354,360       0.6%
   Bank of Communications Co., Ltd. Class H                   6,226,515    4,732,608       0.1%
#  BBMG Corp. Class H                                         2,535,500      925,434       0.0%
   Beijing Capital International Airport Co., Ltd. Class H    1,416,000    1,481,952       0.0%
   Beijing Enterprises Holdings, Ltd.                           468,472    2,341,344       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
CHINA -- (Continued)
#  Beijing Enterprises Water Group, Ltd.                    3,160,000 $ 2,285,780       0.1%
   Belle International Holdings, Ltd.                       8,013,000   4,838,906       0.1%
#  Brilliance China Automotive Holdings, Ltd.               2,194,000   2,609,778       0.1%
#* Byd Co., Ltd. Class H                                      512,886   3,376,506       0.1%
#  CGN Power Co., Ltd. Class H                              6,045,000   1,764,835       0.0%
   China Cinda Asset Management Co., Ltd. Class H          10,150,000   3,646,415       0.1%
   China CITIC Bank Corp., Ltd. Class H                     7,411,928   4,780,181       0.1%
#* China Coal Energy Co., Ltd. Class H                      3,038,777   1,720,338       0.0%
   China Communications Construction Co., Ltd. Class H      3,529,000   3,875,028       0.1%
   China Communications Services Corp., Ltd. Class H        2,194,000   1,301,804       0.0%
   China Conch Venture Holdings, Ltd.                         838,500   1,565,315       0.0%
   China Construction Bank Corp. Class H                   69,895,590  51,041,026       1.0%
#* China COSCO Holdings Co., Ltd. Class H                   1,197,000     412,450       0.0%
   China Eastern Airlines Corp., Ltd.                           2,200      49,742       0.0%
#  China Eastern Airlines Corp., Ltd. Class H               1,734,000     778,530       0.0%
   China Everbright Bank Co., Ltd. Class H                  4,987,000   2,273,700       0.0%
#  China Everbright International, Ltd.                     2,508,000   2,998,141       0.1%
   China Everbright, Ltd.                                     884,000   1,728,713       0.0%
#  China Evergrande Group                                  10,542,000   6,939,114       0.1%
#  China Galaxy Securities Co., Ltd. Class H                3,747,000   3,557,328       0.1%
#  China Gas Holdings, Ltd.                                 1,362,000   2,073,139       0.0%
#  China Hongqiao Group, Ltd.                               2,662,000   2,378,735       0.1%
#  China Huishan Dairy Holdings Co., Ltd.                   2,888,000   1,071,973       0.0%
#  China International Marine Containers Group Co., Ltd.
   Class H                                                    487,400     579,939       0.0%
#  China Life Insurance Co., Ltd. ADR                         849,036  10,485,595       0.2%
   China Life Insurance Co., Ltd. Class H                     111,000     274,806       0.0%
   China Longyuan Power Group Corp., Ltd. Class H           3,255,000   2,481,769       0.1%
   China Medical System Holdings, Ltd.                        411,000     641,817       0.0%
   China Mengniu Dairy Co., Ltd.                            1,984,000   3,747,811       0.1%
   China Merchants Bank Co., Ltd. Class H                   3,120,554   7,588,404       0.2%
#  China Merchants Port Holdings Co., Ltd.                  1,560,099   4,033,516       0.1%
   China Minsheng Banking Corp., Ltd. Class H               4,658,500   5,300,515       0.1%
   China Mobile, Ltd.                                         172,500   1,976,228       0.0%
   China Mobile, Ltd. Sponsored ADR                           918,178  52,730,963       1.1%
   China Molybdenum Co., Ltd. Class H                       1,638,966     363,545       0.0%
#  China Oilfield Services, Ltd. Class H                    1,632,000   1,566,355       0.0%
   China Overseas Land & Investment, Ltd.                   3,356,000  10,302,545       0.2%
#  China Overseas Property Holdings, Ltd.                   1,459,999     295,998       0.0%
   China Pacific Insurance Group Co., Ltd. Class H          1,547,400   5,578,980       0.1%
   China Petroleum & Chemical Corp. ADR                       132,615   9,603,957       0.2%
   China Petroleum & Chemical Corp. Class H                11,600,800   8,389,703       0.2%
#  China Railway Construction Corp., Ltd. Class H           2,743,500   3,429,436       0.1%
   China Railway Group, Ltd. Class H                        3,186,000   2,455,913       0.1%
*  China Resources Beer Holdings Co., Ltd.                  1,483,611   3,152,772       0.1%
   China Resources Gas Group, Ltd.                            690,000   2,163,544       0.0%
   China Resources Land, Ltd.                               3,234,666   8,033,394       0.2%
   China Resources Power Holdings Co., Ltd.                 1,954,517   3,311,656       0.1%
   China Shenhua Energy Co., Ltd. Class H                   1,817,000   3,767,044       0.1%
#* China Shipping Container Lines Co., Ltd. Class H         2,657,000     557,173       0.0%
   China Shipping Development Co., Ltd. Class H             1,056,000     582,628       0.0%
#  China Southern Airlines Co., Ltd. Class H                2,638,000   1,480,365       0.0%
   China Southern Airlines Co., Ltd. Sponsored ADR             14,306     401,856       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
CHINA -- (Continued)
#  China State Construction International Holdings, Ltd.    1,668,000 $ 2,433,358       0.1%
*  China Taiping Insurance Holdings Co., Ltd.               1,654,506   3,184,382       0.1%
   China Telecom Corp., Ltd. ADR                               56,720   2,923,916       0.1%
   China Telecom Corp., Ltd. Class H                        4,088,000   2,107,620       0.0%
   China Unicom Hong Kong, Ltd.                             8,168,000   9,589,338       0.2%
   China Unicom Hong Kong, Ltd. ADR                           589,865   6,913,218       0.1%
   China Vanke Co., Ltd. Class H                            1,896,700   4,950,525       0.1%
   Chongqing Rural Commercial Bank Co., Ltd. Class H        4,350,000   2,603,315       0.1%
   CITIC Securities Co., Ltd. Class H                       2,666,500   5,897,152       0.1%
   CITIC, Ltd.                                              5,705,000   8,186,512       0.2%
   CNOOC, Ltd.                                              5,051,000   6,355,542       0.1%
   CNOOC, Ltd. Sponsored ADR                                  127,716  16,025,804       0.3%
#  COSCO SHIPPING Ports, Ltd.                               1,819,160   1,803,533       0.0%
   Country Garden Holdings Co., Ltd.                        9,884,686   5,129,825       0.1%
   CRRC Corp, Ltd. Class H                                  3,040,000   2,752,511       0.1%
   CSPC Pharmaceutical Group, Ltd.                          3,398,000   3,518,341       0.1%
#  CSSC Offshore and Marine Engineering Group Co., Ltd.
   Class H                                                    190,000     286,415       0.0%
#  Dalian Port PDA Co., Ltd. Class H                        1,495,000     269,174       0.0%
#  Datang International Power Generation Co., Ltd. Class H  3,068,000     826,501       0.0%
   Dongfang Electric Corp., Ltd. Class H                      102,800      79,504       0.0%
   Dongfeng Motor Group Co., Ltd. Class H                   3,274,000   3,412,417       0.1%
   ENN Energy Holdings, Ltd.                                  786,000   3,695,236       0.1%
   Far East Horizon, Ltd.                                      87,000      79,242       0.0%
   Fosun International, Ltd.                                2,044,722   2,960,870       0.1%
#  Fullshare Holdings, Ltd.                                 2,012,500   1,122,376       0.0%
   Fuyao Glass Industry Group Co., Ltd. Class H               297,200     861,916       0.0%
#  Geely Automobile Holdings, Ltd.                          4,750,000   4,887,522       0.1%
   GF Securities Co., Ltd. Class H                            730,200   1,622,313       0.0%
   Great Wall Motor Co., Ltd. Class H                       3,142,000   3,066,426       0.1%
   Guangdong Investment, Ltd.                               2,736,000   4,125,150       0.1%
   Guangshen Railway Co., Ltd. Class H                        172,000      94,933       0.0%
   Guangshen Railway Co., Ltd. Sponsored ADR                   27,717     761,663       0.0%
   Guangzhou Automobile Group Co., Ltd. Class H               974,259   1,176,527       0.0%
#* Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
   Class H                                                     98,000     231,510       0.0%
#  Guangzhou R&F Properties Co., Ltd. Class H               2,458,800   3,465,272       0.1%
   Haier Electronics Group Co., Ltd.                        1,326,000   2,137,156       0.0%
   Haitong Securities Co., Ltd. Class H                     2,196,800   3,886,702       0.1%
*  Hanergy Thin Film Power Group, Ltd.                      5,416,000     143,983       0.0%
   Hengan International Group Co., Ltd.                       647,000   5,140,235       0.1%
#  Huadian Power International Corp., Ltd. Class H          1,738,000     744,891       0.0%
   Huaneng Power International, Inc. Class H                1,598,000     982,256       0.0%
#  Huaneng Power International, Inc. Sponsored ADR             34,452     848,208       0.0%
   Huaneng Renewables Corp., Ltd. Class H                   2,940,000     985,139       0.0%
   Huatai Securities Co., Ltd. Class H                        933,000   1,969,613       0.0%
#  Huishang Bank Corp., Ltd. Class H                        1,038,000     498,487       0.0%
   Industrial & Commercial Bank of China, Ltd. Class H     71,229,185  42,754,557       0.9%
   Jiangsu Expressway Co., Ltd. Class H                     1,356,000   1,843,662       0.0%
#  Jiangxi Copper Co., Ltd. Class H                         1,501,000   1,771,902       0.0%
#  Kunlun Energy Co., Ltd.                                  6,128,000   4,617,239       0.1%
   Lee & Man Paper Manufacturing, Ltd.                        543,000     407,996       0.0%
   Lenovo Group, Ltd.                                       9,299,278   5,956,958       0.1%
   Longfor Properties Co., Ltd.                             2,266,500   3,008,281       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
CHINA -- (Continued)
   Metallurgical Corp. of China, Ltd. Class H               2,232,000 $    725,745       0.0%
   Minth Group, Ltd.                                          464,000    1,642,713       0.0%
   New China Life Insurance Co., Ltd. Class H                 540,400    2,333,451       0.1%
   Nine Dragons Paper Holdings, Ltd.                        1,012,000      822,769       0.0%
   People's Insurance Co. Group of China, Ltd. (The)
     Class H                                                9,338,000    3,710,278       0.1%
   PetroChina Co., Ltd. ADR                                   125,562    8,504,314       0.2%
   PetroChina Co., Ltd. Class H                             2,090,000    1,430,051       0.0%
   PICC Property & Casualty Co., Ltd. Class H               5,836,132    9,420,113       0.2%
   Ping An Insurance Group Co. of China, Ltd. Class H       4,622,500   24,330,600       0.5%
*  Qinqin Foodstuffs Group Cayman Co., Ltd.                    64,400       22,212       0.0%
*  Semiconductor Manufacturing International Corp.         28,401,000    3,439,580       0.1%
*  Semiconductor Manufacturing International Corp. ADR         12,378       74,763       0.0%
#* Shanghai Electric Group Co., Ltd. Class H                1,582,000      730,435       0.0%
   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H      292,500      898,191       0.0%
   Shanghai Pharmaceuticals Holding Co., Ltd. Class H         618,200    1,590,825       0.0%
#  Shengjing Bank Co., Ltd. Class H                           244,500      239,308       0.0%
#  Shenzhou International Group Holdings, Ltd.                438,000    2,901,135       0.1%
   Shimao Property Holdings, Ltd.                           3,034,871    4,048,147       0.1%
   Sino Biopharmaceutical, Ltd.                             3,945,000    2,757,377       0.1%
   Sino-Ocean Land Holdings, Ltd.                           3,854,743    1,601,020       0.0%
   Sinopec Engineering Group Co., Ltd. Class H              1,341,000    1,183,902       0.0%
#* Sinopec Oilfield Service Corp. Class H                   1,818,000      376,824       0.0%
   Sinopec Shanghai Petrochemical Co., Ltd. Class H         2,329,000    1,187,214       0.0%
   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR       7,418      378,886       0.0%
   Sinopharm Group Co., Ltd. Class H                        1,224,000    5,943,743       0.1%
#  Sun Art Retail Group, Ltd.                               3,039,500    2,140,964       0.0%
   Sunny Optical Technology Group Co., Ltd.                   469,000    2,287,240       0.1%
   Tencent Holdings, Ltd.                                   4,351,400  115,322,199       2.3%
#  Tingyi Cayman Islands Holding Corp.                      2,860,000    3,083,089       0.1%
#  Travelsky Technology, Ltd. Class H                         598,000    1,275,872       0.0%
#  Tsingtao Brewery Co., Ltd. Class H                         256,000    1,021,285       0.0%
   Uni-President China Holdings, Ltd.                         267,000      180,437       0.0%
#  Want Want China Holdings, Ltd.                           5,137,000    3,127,231       0.1%
   Weichai Power Co., Ltd. Class H                          1,708,400    2,577,263       0.1%
#  Xinjiang Goldwind Science & Technology Co., Ltd.
   Class H                                                    346,600      477,839       0.0%
#  Yanzhou Coal Mining Co., Ltd. Class H                      718,000      531,747       0.0%
#  Yanzhou Coal Mining Co., Ltd. Sponsored ADR                106,215      788,115       0.0%
   Zhejiang Expressway Co., Ltd. Class H                    1,570,000    1,643,710       0.0%
   Zhuzhou CRRC Times Electric Co., Ltd.                      447,000    2,161,402       0.0%
   Zijin Mining Group Co., Ltd. Class H                     3,699,000    1,175,598       0.0%
#  Zoomlion Heavy Industry Science and Technology Co.,
   Ltd. Class H                                             1,589,400      578,408       0.0%
#  ZTE Corp. Class H                                          601,485      826,418       0.0%
                                                                      ------------      ----
TOTAL CHINA                                                            754,742,733      15.1%
                                                                      ------------      ----
COLOMBIA -- (0.5%)
   Banco de Bogota SA                                          35,006      722,757       0.0%
   Bancolombia SA                                             331,749    2,923,842       0.1%
   Bancolombia SA Sponsored ADR                               140,271    5,369,574       0.1%
   Cementos Argos SA                                          427,348    1,691,325       0.0%
*  Cemex Latam Holdings SA                                     27,960      103,963       0.0%
   Corp. Financiera Colombiana SA                              68,065      843,919       0.0%
*  Ecopetrol SA                                             2,862,362    1,247,080       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
COLOMBIA -- (Continued)
#* Ecopetrol SA Sponsored ADR                                220,479 $ 1,915,962       0.1%
   Empresa de Energia de Bogota SA ESP                     1,425,504     900,783       0.0%
   Grupo Argos SA                                             46,275     300,109       0.0%
   Grupo Aval Acciones y Valores SA                          112,983     925,331       0.0%
   Grupo de Inversiones Suramericana SA                      250,201   3,226,972       0.1%
   Grupo Nutresa SA                                          208,424   1,745,427       0.0%
   Interconexion Electrica SA ESP                            609,290   2,024,361       0.1%
                                                                     -----------       ---
TOTAL COLOMBIA                                                        23,941,405       0.5%
                                                                     -----------       ---
CZECH REPUBLIC -- (0.2%)
   CEZ A.S.                                                  323,343   6,098,635       0.1%
   Komercni banka A.S.                                        66,980   2,450,807       0.1%
   O2 Czech Republic A.S.                                     43,037     394,835       0.0%
   Pegas Nonwovens SA                                          5,839     187,327       0.0%
   Philip Morris CR A.S.                                         712     351,705       0.0%
   Unipetrol A.S.                                             45,807     342,493       0.0%
                                                                     -----------       ---
TOTAL CZECH REPUBLIC                                                   9,825,802       0.2%
                                                                     -----------       ---
EGYPT -- (0.2%)
   Commercial International Bank Egypt S.A.E. GDR            142,858     631,432       0.0%
   Commercial International Bank Egypt SAE GDR             1,400,823   6,193,036       0.1%
*  Egyptian Financial Group-Hermes Holding Co. GDR               774       1,424       0.0%
*  Global Telecom Holding S.A.E. GDR                          12,341      25,299       0.0%
*  Global Telecom Holding SAE GDR                            640,757   1,313,773       0.1%
                                                                     -----------       ---
TOTAL EGYPT                                                            8,164,964       0.2%
                                                                     -----------       ---
GREECE -- (0.2%)
*  Alpha Bank AE                                             105,217     179,907       0.0%
   Athens Water Supply & Sewage Co. SA (The)                  31,795     188,246       0.0%
*  Eurobank Ergasias SA                                          331         196       0.0%
*  FF Group                                                   34,149     817,855       0.0%
*  Hellenic Petroleum SA                                     112,224     513,144       0.0%
   Hellenic Telecommunications Organization SA               340,319   3,120,813       0.1%
   JUMBO SA                                                  168,373   2,392,635       0.1%
   Motor Oil Hellas Corinth Refineries SA                     96,253   1,152,532       0.0%
*  National Bank of Greece SA                                128,189      26,217       0.0%
   OPAP SA                                                   278,698   2,377,029       0.0%
*  Piraeus Bank SA                                            20,676       3,419       0.0%
   Titan Cement Co. SA                                        61,385   1,425,784       0.0%
                                                                     -----------       ---
TOTAL GREECE                                                          12,197,777       0.2%
                                                                     -----------       ---
HUNGARY -- (0.4%)
   MOL Hungarian Oil & Gas P.L.C.                            102,134   6,550,894       0.1%
   OTP Bank P.L.C.                                           293,742   8,231,867       0.2%
   Richter Gedeon Nyrt                                       216,026   4,637,459       0.1%
                                                                     -----------       ---
TOTAL HUNGARY                                                         19,420,220       0.4%
                                                                     -----------       ---
INDIA -- (12.2%)
   ABB India, Ltd.                                            33,317     548,711       0.0%
   ACC, Ltd.                                                  64,891   1,475,890       0.0%
   Adani Ports & Special Economic Zone, Ltd.                 807,107   3,681,907       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
INDIA -- (Continued)
*  Aditya Birla Fashion and Retail, Ltd.                     605,239 $ 1,484,799       0.0%
   Aditya Birla Nuvo, Ltd.                                   132,730   2,763,883       0.1%
   Amara Raja Batteries, Ltd.                                 79,101   1,220,001       0.0%
   Ambuja Cements, Ltd.                                    1,004,466   3,605,556       0.1%
   Apollo Hospitals Enterprise, Ltd.                         129,365   2,601,098       0.1%
   Ashok Leyland, Ltd.                                     1,810,886   2,479,257       0.1%
   Asian Paints, Ltd.                                        474,671   7,648,270       0.2%
   Aurobindo Pharma, Ltd.                                    625,132   7,668,604       0.2%
   Axis Bank, Ltd.                                         2,033,467  14,847,464       0.3%
   Bajaj Auto, Ltd.                                          155,378   6,591,289       0.1%
   Bajaj Finance, Ltd.                                       382,190   6,182,417       0.1%
   Bajaj Finserv, Ltd.                                        70,539   3,613,722       0.1%
   Bajaj Holdings & Investment, Ltd.                          54,452   1,809,007       0.0%
*  Bank of Baroda                                            910,704   2,121,846       0.0%
   Berger Paints India, Ltd.                                 331,080   1,283,796       0.0%
   Bharat Electronics, Ltd.                                   51,903   1,031,249       0.0%
   Bharat Forge, Ltd.                                        242,918   3,209,720       0.1%
   Bharat Heavy Electricals, Ltd.                          1,315,511   2,737,393       0.1%
   Bharat Petroleum Corp., Ltd.                              486,244   4,878,271       0.1%
   Bharti Airtel, Ltd.                                     1,665,743   7,954,758       0.2%
   Bharti Infratel, Ltd.                                     213,865   1,111,692       0.0%
   Blue Dart Express, Ltd.                                     5,251     405,037       0.0%
   Bosch, Ltd.                                                 8,365   2,749,426       0.1%
   Britannia Industries, Ltd.                                 26,712   1,328,354       0.0%
   Cadila Healthcare, Ltd.                                   362,605   2,266,110       0.0%
   Cairn India, Ltd.                                         655,103   2,208,795       0.0%
   Castrol India, Ltd.                                        38,740     266,542       0.0%
   Cipla, Ltd.                                               567,858   4,912,511       0.1%
   Coal India, Ltd.                                          555,694   2,705,513       0.1%
   Colgate-Palmolive India, Ltd.                             142,544   2,071,205       0.0%
   Container Corp. Of India, Ltd.                             55,130   1,133,417       0.0%
   CRISIL, Ltd.                                                7,945     266,405       0.0%
   Cummins India, Ltd.                                        94,559   1,216,967       0.0%
   Dabur India, Ltd.                                         743,476   3,247,646       0.1%
   Divi's Laboratories, Ltd.                                 186,164   3,585,133       0.1%
   DLF, Ltd.                                                 371,230     836,822       0.0%
   Dr Reddy's Laboratories, Ltd.                              71,015   3,520,488       0.1%
#  Dr Reddy's Laboratories, Ltd. ADR                         148,465   7,317,840       0.1%
   Eicher Motors, Ltd.                                        20,610   7,395,301       0.1%
   Emami, Ltd.                                                90,332   1,620,641       0.0%
   GAIL India, Ltd.                                          575,655   3,719,312       0.1%
   GAIL India, Ltd. GDR                                       28,791   1,107,130       0.0%
   Gillette India, Ltd.                                        3,761     241,332       0.0%
   GlaxoSmithKline Consumer Healthcare, Ltd.                  14,937   1,355,596       0.0%
   GlaxoSmithKline Pharmaceuticals, Ltd.                      13,217     583,261       0.0%
   Glenmark Pharmaceuticals, Ltd.                            316,017   4,436,557       0.1%
   Godrej Consumer Products, Ltd.                            168,863   4,044,909       0.1%
   Grasim Industries, Ltd.                                    31,500     456,523       0.0%
   Havells India, Ltd.                                       407,089   2,485,217       0.1%
   HCL Technologies, Ltd.                                  1,011,418  11,624,140       0.2%
   HDFC Bank, Ltd.                                         1,441,144  27,008,537       0.5%
   Hero MotoCorp, Ltd.                                       156,516   7,856,178       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
INDIA -- (Continued)
   Hindalco Industries, Ltd.                               1,549,771 $ 3,477,334       0.1%
   Hindustan Petroleum Corp., Ltd.                           346,890   2,424,970       0.0%
   Hindustan Unilever, Ltd.                                1,148,145  14,436,837       0.3%
   Housing Development Finance Corp., Ltd.                 1,095,932  22,624,895       0.5%
   ICICI Bank, Ltd.                                        1,656,257   6,884,121       0.1%
   ICICI Bank, Ltd. Sponsored ADR                          1,043,395   8,649,745       0.2%
   Idea Cellular, Ltd.                                     2,689,000   3,093,726       0.1%
   IDFC Bank, Ltd.                                           601,656     718,573       0.0%
   Indiabulls Housing Finance, Ltd.                          567,836   7,208,167       0.1%
   Indian Oil Corp., Ltd.                                  1,284,042   6,220,951       0.1%
   IndusInd Bank, Ltd.                                       390,301   6,997,404       0.1%
   Infosys, Ltd.                                           1,886,232  28,287,791       0.6%
   Infosys, Ltd. Sponsored ADR                               847,888  12,938,771       0.3%
   ITC, Ltd.                                               4,896,443  17,714,670       0.4%
   JSW Energy, Ltd.                                           12,270      12,088       0.0%
   JSW Steel, Ltd.                                           365,609   9,053,465       0.2%
   Kansai Nerolac Paints, Ltd.                                 4,919      28,329       0.0%
   Kotak Mahindra Bank, Ltd.                                 541,230   6,634,161       0.1%
   Larsen & Toubro, Ltd.                                     363,180   8,021,725       0.2%
   LIC Housing Finance, Ltd.                                 847,563   7,476,586       0.2%
   Lupin, Ltd.                                               355,461   8,093,933       0.2%
   Mahindra & Mahindra Financial Services, Ltd.              268,646   1,452,867       0.0%
   Mahindra & Mahindra, Ltd.                                 682,599  13,437,352       0.3%
   Marico, Ltd.                                              748,884   3,115,122       0.1%
   Maruti Suzuki India, Ltd.                                 138,331  12,236,568       0.2%
   Max Financial Services, Ltd.                               48,633     408,775       0.0%
*  MAX India, Ltd.                                            65,990     140,366       0.0%
   Motherson Sumi Systems, Ltd.                              542,274   2,694,371       0.1%
   MRF, Ltd.                                                   2,969   2,126,088       0.0%
   Nestle India, Ltd.                                         37,106   3,853,815       0.1%
   NHPC, Ltd.                                              2,310,835     924,112       0.0%
   NTPC, Ltd.                                              1,434,092   3,227,589       0.1%
   Oil & Natural Gas Corp., Ltd.                             989,305   4,276,725       0.1%
   Oil India, Ltd.                                           221,777   1,381,098       0.0%
   Oracle Financial Services Software, Ltd.                   27,493   1,321,912       0.0%
   Page Industries, Ltd.                                       9,049   2,230,809       0.0%
   Petronet LNG, Ltd.                                        405,630   2,359,130       0.0%
   Pidilite Industries, Ltd.                                 196,824   2,141,161       0.0%
   Piramal Enterprises, Ltd.                                 114,581   3,098,971       0.1%
   Power Finance Corp., Ltd.                               1,604,279   3,001,688       0.1%
   Power Grid Corp. of India, Ltd.                         1,599,407   4,183,823       0.1%
   Procter & Gamble Hygiene & Health Care, Ltd.               10,286   1,082,878       0.0%
*  Punjab National Bank                                      308,644     671,550       0.0%
   Rajesh Exports, Ltd.                                      117,218     842,836       0.0%
   Reliance Industries, Ltd.                               1,625,226  25,537,646       0.5%
   Rural Electrification Corp., Ltd.                       1,513,852   3,060,642       0.1%
   Shree Cement, Ltd.                                         10,928   2,763,220       0.1%
   Shriram Transport Finance Co., Ltd.                       268,934   4,389,860       0.1%
   Siemens, Ltd.                                              65,181   1,160,631       0.0%
   State Bank of India                                     1,858,229   7,161,503       0.1%
   Sun Pharmaceutical Industries, Ltd.                     1,256,320  14,092,236       0.3%
   Sun TV Network, Ltd.                                      204,506   1,676,904       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
INDIA -- (Continued)
   Sundaram Finance, Ltd.                                      13,385 $    279,303       0.0%
   Tata Consultancy Services, Ltd.                            720,066   25,774,900       0.5%
   Tata Motors, Ltd.                                        1,952,358   15,521,888       0.3%
   Tata Motors, Ltd. Sponsored ADR                             84,855    3,344,136       0.1%
   Tata Power Co., Ltd.                                     2,105,165    2,460,232       0.1%
   Tata Steel, Ltd.                                           683,642    4,145,374       0.1%
   Tech Mahindra, Ltd.                                        955,950    6,309,759       0.1%
   Titan Co., Ltd.                                            329,228    1,879,343       0.0%
   Torrent Pharmaceuticals, Ltd.                               94,358    1,999,652       0.0%
   Ultratech Cement, Ltd.                                      43,023    2,558,261       0.1%
   United Breweries, Ltd.                                      96,720    1,265,468       0.0%
*  United Spirits, Ltd.                                        58,173    1,973,665       0.0%
   UPL, Ltd.                                                  812,040    8,451,290       0.2%
   Vedanta, Ltd.                                            3,139,759    9,528,024       0.2%
   Vedanta, Ltd. ADR                                           42,052      507,147       0.0%
   Wipro, Ltd.                                                742,954    5,178,816       0.1%
   Yes Bank, Ltd.                                             271,196    5,134,197       0.1%
   Zee Entertainment Enterprises, Ltd.                        719,876    5,585,410       0.1%
                                                                      ------------      ----
TOTAL INDIA                                                            619,470,800      12.4%
                                                                      ------------      ----
INDONESIA -- (3.2%)
   Adaro Energy Tbk PT                                     37,523,800    4,555,420       0.1%
   AKR Corporindo Tbk PT                                    1,809,000      981,983       0.0%
   Astra Agro Lestari Tbk PT                                1,223,444    1,429,461       0.0%
   Astra International Tbk PT                              23,646,410   14,918,699       0.3%
   Bank Central Asia Tbk PT                                15,447,700   18,366,468       0.4%
   Bank Danamon Indonesia Tbk PT                            5,763,579    1,704,546       0.0%
   Bank Mandiri Persero Tbk PT                             11,912,417   10,493,037       0.2%
   Bank Negara Indonesia Persero Tbk PT                    14,471,622    6,178,124       0.1%
   Bank Rakyat Indonesia Persero Tbk PT                    15,742,100   14,699,491       0.3%
*  Bayan Resources Tbk PT                                      79,500       39,689       0.0%
   Bumi Serpong Damai Tbk PT                               15,448,500    2,563,205       0.1%
   Chandra Asri Petrochemical Tbk PT                           22,300       30,517       0.0%
   Charoen Pokphand Indonesia Tbk PT                       10,504,800    2,972,925       0.1%
   Ciputra Development Tbk PT                              12,934,246    1,565,212       0.0%
   Gudang Garam Tbk PT                                        675,500    3,514,640       0.1%
   Indocement Tunggal Prakarsa Tbk PT                       2,000,200    2,518,471       0.1%
   Indofood CBP Sukses Makmur Tbk PT                        3,456,800    2,490,001       0.0%
   Indofood Sukses Makmur Tbk PT                           11,903,400    7,739,333       0.2%
*  Indosat Tbk PT                                           1,720,800      870,371       0.0%
   Jasa Marga Persero Tbk PT                                3,626,900    1,258,122       0.0%
   Kalbe Farma Tbk PT                                      32,614,300    4,345,874       0.1%
   Lippo Karawaci Tbk PT                                    1,007,600       69,699       0.0%
   Matahari Department Store Tbk PT                         1,745,400    2,407,014       0.0%
   Mayora Indah Tbk PT                                     21,553,325    2,508,882       0.1%
   Media Nusantara Citra Tbk PT                            12,764,400    2,053,087       0.0%
   Mitra Keluarga Karyasehat Tbk PT                           353,900       75,393       0.0%
   Pakuwon Jati Tbk PT                                     58,500,300    3,227,700       0.1%
   Perusahaan Gas Negara Persero Tbk                       13,675,600    2,678,753       0.1%
   Semen Indonesia Persero Tbk PT                           6,596,100    4,971,885       0.1%
*  Sinar Mas Agro Resources & Technology Tbk PT             1,116,500      385,801       0.0%
   Summarecon Agung Tbk PT                                 21,107,600    2,666,333       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
INDONESIA -- (Continued)
   Surya Citra Media Tbk PT                                10,406,100 $  2,113,381       0.0%
   Telekomunikasi Indonesia Persero Tbk PT                 39,175,700   12,648,802       0.3%
   Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR      196,768    6,392,992       0.1%
   Tower Bersama Infrastructure Tbk PT                      2,884,000    1,320,229       0.0%
   Unilever Indonesia Tbk PT                                2,121,800    7,230,608       0.1%
   United Tractors Tbk PT                                   5,132,496    8,490,335       0.2%
   Waskita Karya Persero Tbk PT                             6,283,179    1,261,156       0.0%
*  XL Axiata Tbk PT                                         7,703,800    1,298,921       0.0%
                                                                      ------------       ---
TOTAL INDONESIA                                                        165,036,560       3.3%
                                                                      ------------       ---
MALAYSIA -- (3.5%)
   Affin Holdings Bhd                                         871,200      456,626       0.0%
   Alliance Financial Group Bhd                             1,998,100    1,900,697       0.0%
   AMMB Holdings Bhd                                        5,557,859    5,564,744       0.1%
   Astro Malaysia Holdings Bhd                              2,488,700    1,691,110       0.0%
#  Axiata Group Bhd                                         3,906,251    4,579,762       0.1%
   Batu Kawan Bhd                                             105,400      460,047       0.0%
*  Berjaya Land Bhd                                            43,000        6,154       0.0%
   BIMB Holdings Bhd                                        1,143,255    1,199,452       0.0%
   Boustead Holdings Bhd                                      330,600      172,564       0.0%
   British American Tobacco Malaysia Bhd                      212,600    2,510,142       0.1%
   Bursa Malaysia Bhd                                          53,800      110,904       0.0%
#  CIMB Group Holdings Bhd                                  6,513,512    7,802,990       0.2%
   Dialog Group Bhd                                         4,981,118    1,839,137       0.0%
   DiGi.Com Bhd                                             5,805,020    6,961,651       0.1%
   Felda Global Ventures Holdings Bhd                         379,100      181,544       0.0%
   Gamuda Bhd                                               2,395,200    2,805,453       0.1%
   Genting Bhd                                              4,187,100    7,824,374       0.2%
   Genting Malaysia Bhd                                     3,837,600    4,355,264       0.1%
   Genting Plantations Bhd                                    325,000      851,915       0.0%
#  HAP Seng Consolidated Bhd                                1,066,700    1,981,807       0.0%
#  Hartalega Holdings Bhd                                   1,084,200    1,266,033       0.0%
   Hong Leong Bank Bhd                                      1,040,166    3,299,929       0.1%
   Hong Leong Financial Group Bhd                             744,483    2,789,031       0.1%
   IHH Healthcare Bhd                                       2,243,200    3,421,189       0.1%
   IJM Corp. Bhd                                            7,006,462    5,513,528       0.1%
   IOI Corp. Bhd                                            4,711,405    5,049,897       0.1%
   IOI Properties Group Bhd                                 2,441,943    1,423,041       0.0%
   Kuala Lumpur Kepong Bhd                                    504,800    2,882,141       0.1%
#  Lafarge Malaysia Bhd                                       659,480    1,272,405       0.0%
#  Malayan Banking Bhd                                      6,090,245   11,466,854       0.2%
#  Malaysia Airports Holdings Bhd                           1,492,441    2,356,728       0.1%
#  Maxis Bhd                                                2,881,400    4,093,381       0.1%
   MISC Bhd                                                 1,581,998    2,835,687       0.1%
#  MMC Corp. Bhd                                            1,978,300    1,127,971       0.0%
   Nestle Malaysia Bhd                                          3,400       63,502       0.0%
   Oriental Holdings Bhd                                       16,600       27,581       0.0%
#  Petronas Chemicals Group Bhd                             3,567,800    5,951,706       0.1%
   Petronas Dagangan Bhd                                      367,500    2,046,375       0.0%
   Petronas Gas Bhd                                           890,500    4,662,985       0.1%
   PPB Group Bhd                                              900,800    3,461,061       0.1%
   Public Bank Bhd                                          3,537,614   16,744,498       0.3%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                            ---------- ------------ ---------------
MALAYSIA -- (Continued)
   QL Resources Bhd                                            619,700 $    652,965       0.0%
   RHB Bank Bhd                                              1,537,905    1,770,876       0.0%
#* Sapurakencana Petroleum Bhd                              10,900,700    4,191,287       0.1%
   Sime Darby Bhd                                            3,639,627    7,107,728       0.2%
#  SP Setia Bhd Group                                        1,112,829      929,882       0.0%
   Sunway Bhd                                                1,710,000    1,271,750       0.0%
   Telekom Malaysia Bhd                                      1,435,664    2,236,746       0.1%
   Tenaga Nasional Bhd                                       4,375,250   14,949,608       0.3%
#  Top Glove Corp. Bhd                                         908,900    1,071,779       0.0%
#  UMW Holdings Bhd                                          1,515,766    2,147,316       0.1%
   United Plantations Bhd                                       61,000      405,525       0.0%
   Westports Holdings Bhd                                    1,509,000    1,586,510       0.0%
   YTL Corp. Bhd                                            16,425,686    6,227,716       0.1%
   YTL Power International Bhd                               3,177,547    1,158,472       0.0%
                                                                       ------------       ---
TOTAL MALAYSIA                                                          180,720,020       3.6%
                                                                       ------------       ---
MEXICO -- (5.0%)
#  Alfa S.A.B. de C.V. Class A                               8,197,783   12,439,152       0.3%
#  Alpek S.A.B. de C.V.                                        103,669      154,344       0.0%
   America Movil S.A.B. de C.V. Series L                    46,329,297   30,688,471       0.6%
   America Movil S.A.B. de C.V. Series L ADR                    22,528      296,018       0.0%
   Arca Continental S.A.B. de C.V.                             688,801    4,280,544       0.1%
*  Cemex S.A.B. de C.V.                                     10,756,423    9,304,667       0.2%
*  Cemex S.A.B. de C.V. Sponsored ADR                        1,691,964   14,686,248       0.3%
   Coca-Cola Femsa S.A.B. de C.V. Series L                     510,276    3,831,457       0.1%
#  Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                 36,634    2,747,916       0.1%
*  Corp Interamericana de Entretenimiento S.A.B. de C.V.
   Class B                                                       8,726        8,310       0.0%
#  El Puerto de Liverpool S.A.B. de C.V. Class C1              185,660    1,952,470       0.0%
#  Fomento Economico Mexicano S.A.B. de C.V.                 1,793,669   17,198,383       0.3%
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR      39,796    3,807,283       0.1%
#  Gruma S.A.B. de C.V. Class B                                541,859    7,532,302       0.2%
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR          15,027    1,452,059       0.0%
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B     469,811    4,538,780       0.1%
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR           32,867    5,225,853       0.1%
#  Grupo Bimbo S.A.B. de C.V. Series A                       2,572,025    6,934,575       0.1%
#  Grupo Carso S.A.B. de C.V. Series A1                        924,248    4,039,092       0.1%
#  Grupo Elektra S.A.B. de C.V.                                 88,461    1,224,067       0.0%
#  Grupo Financiero Banorte S.A.B. de C.V. Class O           4,609,848   27,194,225       0.6%
   Grupo Financiero Inbursa S.A.B. de C.V. Class O           3,623,431    5,904,538       0.1%
#  Grupo Financiero Santander Mexico S.A.B. de C.V.
   Class B                                                   3,362,943    6,090,341       0.1%
   Grupo Financiero Santander Mexico S.A.B. de C.V.
     Class B ADR                                                64,027      579,444       0.0%
#  Grupo Lala S.A.B. de C.V.                                 1,018,201    1,893,538       0.0%
   Grupo Mexico S.A.B. de C.V. Series B                      6,058,822   14,873,781       0.3%
*  Grupo Qumma SA de C.V. Series B                               1,591           --       0.0%
#  Grupo Televisa S.A.B. Series CPO                          3,356,577   16,490,754       0.3%
   Grupo Televisa S.A.B. Sponsored ADR                         148,075    3,632,280       0.1%
#* Impulsora del Desarrollo y El Empleo en America Latina
   S.A.B. de C.V.                                            2,362,916    3,206,645       0.1%
#  Industrias Penoles S.A.B. de C.V.                           252,581    6,110,400       0.1%
#  Infraestructura Energetica Nova S.A.B. de C.V.              410,039    1,811,452       0.0%
   Kimberly-Clark de Mexico S.A.B. de C.V. Class A           2,348,560    5,060,941       0.1%
#* La Comer S.A.B. de C.V.                                     732,725      672,598       0.0%
   Megacable Holdings S.A.B. de C.V.                            89,863      328,910       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                            ---------- ------------ ---------------
MEXICO -- (Continued)
   Mexichem S.A.B. de C.V.                                   2,819,937 $  6,739,144       0.1%
*  Minera Frisco S.A.B. de C.V. Class A1                        10,368        8,053       0.0%
*  Organizacion Soriana S.A.B. de C.V. Class B               1,102,476    2,996,360       0.1%
   Promotora y Operadora de Infraestructura S.A.B. de C.V.     389,314    4,342,990       0.1%
*  Savia SA Class A                                            120,000           --       0.0%
#* Telesites S.A.B. de C.V.                                    156,246       90,105       0.0%
   Wal-Mart de Mexico S.A.B. de C.V.                         7,054,235   14,921,344       0.3%
                                                                       ------------       ---
TOTAL MEXICO                                                            255,289,834       5.1%
                                                                       ------------       ---
PERU -- (0.3%)
#  Cementos Pacasmayo SAA ADR                                   11,559      110,504       0.0%
*  Cia de Minas Buenaventura SAA ADR                           139,674    1,856,267       0.1%
   Credicorp, Ltd.                                              78,885   11,728,622       0.2%
   Grana y Montero SAA Sponsored ADR                            90,090      751,351       0.0%
                                                                       ------------       ---
TOTAL PERU                                                               14,446,744       0.3%
                                                                       ------------       ---
PHILIPPINES -- (1.7%)
   Aboitiz Equity Ventures, Inc.                             2,259,870    3,638,037       0.1%
   Aboitiz Power Corp.                                       2,462,500    2,332,467       0.1%
   Alliance Global Group, Inc.                               7,852,800    2,311,646       0.0%
   Ayala Corp.                                                 284,537    4,905,471       0.1%
   Ayala Land, Inc.                                          9,207,218    6,886,928       0.1%
   Bank of the Philippine Islands                            1,219,273    2,544,235       0.1%
   BDO Unibank, Inc.                                         2,525,651    5,882,134       0.1%
   DMCI Holdings, Inc.                                      10,645,700    2,745,081       0.1%
*  DoubleDragon Properties Corp.                               297,600      342,467       0.0%
   Emperador, Inc.                                           1,850,900      276,795       0.0%
   Energy Development Corp.                                 26,284,600    3,201,111       0.1%
*  Fwbc Holdings, Inc.                                       2,006,957           --       0.0%
   Globe Telecom, Inc.                                          54,925    2,020,157       0.0%
   GT Capital Holdings, Inc.                                   131,905    3,564,986       0.1%
   International Container Terminal Services, Inc.           1,287,400    2,066,847       0.0%
   JG Summit Holdings, Inc.                                  1,833,830    2,872,928       0.1%
   Jollibee Foods Corp.                                        695,840    3,417,295       0.1%
   LT Group, Inc.                                            4,344,100    1,295,103       0.0%
   Manila Electric Co.                                         348,700    1,988,999       0.0%
   Megaworld Corp.                                          23,849,800    1,976,890       0.0%
   Metro Pacific Investments Corp.                          24,178,700    3,600,509       0.1%
   Metropolitan Bank & Trust Co.                             1,097,655    1,843,383       0.0%
   Philippine National Bank                                    272,898      326,599       0.0%
   PLDT, Inc.                                                  100,220    3,162,770       0.1%
   PLDT, Inc. Sponsored ADR                                     50,043    1,591,367       0.0%
   Puregold Price Club, Inc.                                 1,510,400    1,271,475       0.0%
   Robinsons Land Corp.                                      3,988,000    2,549,273       0.1%
   Robinsons Retail Holdings, Inc.                             373,260      595,414       0.0%
   San Miguel Corp.                                          1,333,180    2,218,132       0.0%
   Security Bank Corp.                                         174,300      793,445       0.0%
   Semirara Mining & Power Corp.                               529,000    1,376,073       0.0%
   SM Investments Corp.                                        282,933    3,922,048       0.1%
   SM Prime Holdings, Inc.                                   8,486,110    4,712,141       0.1%
*  Top Frontier Investment Holdings, Inc.                       42,789      207,266       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
PHILIPPINES -- (Continued)
   Universal Robina Corp.                                  1,282,840 $ 4,820,629       0.1%
                                                                     -----------       ---
TOTAL PHILIPPINES                                                     87,260,101       1.7%
                                                                     -----------       ---
POLAND -- (1.4%)
*  Alior Bank SA                                             133,578   1,608,143       0.0%
   Bank Handlowy w Warszawie SA                               44,679     884,899       0.0%
*  Bank Millennium SA                                      1,019,364   1,500,308       0.0%
   Bank Pekao SA                                             121,618   3,753,628       0.1%
   Bank Zachodni WBK SA                                       50,450   4,076,453       0.1%
   Budimex SA                                                    505      26,203       0.0%
   CCC SA                                                     31,719   1,609,579       0.0%
*  Cyfrowy Polsat SA                                         393,451   2,431,604       0.1%
*  Enea SA                                                   208,986     535,338       0.0%
   Eurocash SA                                               127,351   1,289,754       0.0%
   Grupa Azoty SA                                             78,276   1,246,690       0.0%
*  Grupa Lotos SA                                            175,161   1,518,742       0.0%
   ING Bank Slaski SA                                         39,956   1,466,699       0.0%
   Kernel Holding SA                                           2,130      34,084       0.0%
   KGHM Polska Miedz SA                                      406,726   7,382,250       0.2%
#  LPP SA                                                      1,669   2,506,774       0.1%
*  mBank SA                                                   26,866   2,426,056       0.1%
   Orange Polska SA                                        1,116,971   1,594,730       0.0%
   PGE Polska Grupa Energetyczna SA                        2,683,831   7,031,896       0.2%
#  Polski Koncern Naftowy Orlen SA                           649,675  12,871,577       0.3%
   Polskie Gornictwo Naftowe i Gazownictwo SA              2,283,734   2,923,663       0.1%
   Powszechna Kasa Oszczednosci Bank Polski SA               964,323   6,755,305       0.1%
   Powszechny Zaklad Ubezpieczen SA                          808,411   5,613,023       0.1%
*  Synthos SA                                                889,961   1,077,153       0.0%
*  Tauron Polska Energia SA                                2,110,398   1,426,081       0.0%
                                                                     -----------       ---
TOTAL POLAND                                                          73,590,632       1.5%
                                                                     -----------       ---
RUSSIA -- (1.8%)
   Gazprom PJSC Sponsored ADR                              4,944,295  21,319,197       0.4%
*  Lenta, Ltd. GDR(BJ621Y903)                                 30,830     223,315       0.0%
*  Lenta, Ltd. GDR(52634T200)                                 44,277     321,451       0.0%
   Lukoil PJSC Sponsored ADR                                 257,005  12,501,317       0.3%
   Magnitogorsk Iron & Steel OJSC GDR                        197,103   1,294,772       0.0%
*  Mail.Ru Group, Ltd. GDR(B53NQB903)                         41,223     674,721       0.0%
*  Mail.Ru Group, Ltd. GDR(560317208)                         15,547     254,504       0.0%
   MegaFon PJSC GDR                                          139,778   1,331,248       0.0%
   MMC Norilsk Nickel PJSC ADR                               406,377   6,129,575       0.1%
   NOVATEK OJSC GDR                                           61,847   6,594,215       0.1%
   Novolipetsk Steel PJSC GDR                                123,601   2,003,137       0.0%
   PhosAgro PJSC GDR                                          74,421     922,751       0.0%
   Rosneft PJSC GDR                                          833,683   4,533,703       0.1%
   Rostelecom PJSC Sponsored ADR(B114RM901)                   78,867     579,822       0.0%
   Rostelecom PJSC Sponsored ADR(778529107)                    2,291      17,022       0.0%
   RusHydro PJSC ADR(782183404)                               12,131      15,164       0.0%
   RusHydro PJSC ADR(BYZ5W4903)                            1,329,772   1,619,697       0.0%
   Sberbank of Russia PJSC Sponsored ADR                   1,818,206  17,220,575       0.4%
   Severstal PJSC GDR                                        216,701   3,055,762       0.1%
   Tatneft PJSC Sponsored ADR                                259,605   8,664,911       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
RUSSIA -- (Continued)
   VTB Bank PJSC GDR(B1W7FX909)                            1,358,280 $ 2,838,930       0.1%
   VTB Bank PJSC GDR(46630Q202)                              130,253     272,750       0.0%
                                                                     -----------       ---
TOTAL RUSSIA                                                          92,388,539       1.8%
                                                                     -----------       ---
SOUTH AFRICA -- (7.9%)
#* African Bank Investments, Ltd.                            709,671         266       0.0%
*  Anglo American Platinum, Ltd.                             124,586   2,945,672       0.1%
*  AngloGold Ashanti, Ltd. Sponsored ADR                   1,637,102  22,493,782       0.5%
   Aspen Pharmacare Holdings, Ltd.                           447,818   9,755,540       0.2%
   AVI, Ltd.                                                 175,886   1,235,490       0.0%
   Barclays Africa Group, Ltd.                             1,084,401  12,583,876       0.3%
   Bid Corp., Ltd.                                           778,465  13,670,249       0.3%
#  Bidvest Group, Ltd. (The)                                 778,465   9,671,778       0.2%
*  Brait SE                                                  232,213   1,541,204       0.0%
   Capitec Bank Holdings, Ltd.                                88,443   4,489,657       0.1%
   Discovery, Ltd.                                           723,139   6,181,333       0.1%
   Distell Group, Ltd.                                        70,509     865,496       0.0%
   FirstRand, Ltd.                                         4,730,180  16,961,318       0.3%
   Gold Fields, Ltd. Sponsored ADR                         2,642,178  10,965,039       0.2%
*  Impala Platinum Holdings, Ltd.                            613,363   2,478,386       0.1%
   Imperial Holdings, Ltd.                                   618,348   7,810,163       0.2%
   Investec, Ltd.                                            841,341   5,181,579       0.1%
#* Kumba Iron Ore, Ltd.                                       96,985     987,664       0.0%
   Liberty Holdings, Ltd.                                    457,733   3,940,919       0.1%
   Life Healthcare Group Holdings, Ltd.                    2,602,500   6,952,846       0.1%
   MMI Holdings, Ltd.                                      3,545,776   5,939,670       0.1%
   Mondi, Ltd.                                               273,651   5,345,346       0.1%
   Mr. Price Group, Ltd.                                     545,010   6,209,039       0.1%
   MTN Group, Ltd.                                         2,516,919  21,739,475       0.4%
   Naspers, Ltd. Class N                                     370,571  62,063,317       1.2%
   Nedbank Group, Ltd.                                       634,489  10,385,957       0.2%
   Netcare, Ltd.                                           2,630,152   6,754,424       0.1%
   New Europe Property Investments P.L.C.                    103,926   1,280,834       0.0%
#  Pick n Pay Stores, Ltd.                                   473,477   2,319,845       0.0%
   Pioneer Foods Group, Ltd.                                 225,369   2,715,181       0.1%
   PSG Group, Ltd.                                           161,662   2,523,205       0.1%
   Sanlam, Ltd.                                            2,999,830  14,530,277       0.3%
*  Sappi, Ltd.                                             1,031,164   5,737,663       0.1%
   Sasol, Ltd.                                               130,693   3,609,086       0.1%
   Sasol, Ltd. Sponsored ADR                                 778,314  21,411,418       0.4%
   Shoprite Holdings, Ltd.                                   951,195  14,037,192       0.3%
   Sibanye Gold, Ltd.                                        118,491     329,614       0.0%
   Sibanye Gold, Ltd. Sponsored ADR                           89,285     999,992       0.0%
   SPAR Group, Ltd. (The)                                    284,382   4,031,925       0.1%
   Standard Bank Group, Ltd.                               2,023,352  21,478,453       0.4%
   Steinhoff International Holdings NV                     3,453,813  18,632,175       0.4%
   Telkom SA SOC, Ltd.                                       527,733   2,432,582       0.1%
   Tiger Brands, Ltd.                                        264,186   7,523,070       0.2%
#  Truworths International, Ltd.                             973,557   5,165,314       0.1%
   Tsogo Sun Holdings, Ltd.                                  311,671     708,637       0.0%
   Vodacom Group, Ltd.                                       520,334   5,613,856       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
   Woolworths Holdings, Ltd.                               1,765,305 $ 10,223,820       0.2%
                                                                     ------------       ---
TOTAL SOUTH AFRICA                                                    404,453,624       8.1%
                                                                     ------------       ---
SOUTH KOREA -- (14.3%)
   Amorepacific Corp.                                         38,725   12,132,491       0.2%
   AMOREPACIFIC Group                                         35,323    4,559,815       0.1%
#  BGF retail Co., Ltd.                                        5,475      831,439       0.0%
#  BNK Financial Group, Inc.                                 597,367    4,842,102       0.1%
#* Celltrion, Inc.                                            65,022    6,023,976       0.1%
   Cheil Worldwide, Inc.                                      73,456    1,087,227       0.0%
#  CJ CGV Co., Ltd.                                           16,235      960,400       0.0%
   CJ CheilJedang Corp.                                       16,081    4,905,925       0.1%
   CJ Corp.                                                   27,709    4,218,539       0.1%
   CJ E&M Corp.                                               19,443    1,185,985       0.0%
#* CJ Korea Express Corp.                                      4,508      791,525       0.0%
#* Com2uSCorp                                                  9,584      794,084       0.0%
   Coway Co., Ltd.                                            70,382    5,505,544       0.1%
   Cuckoo Electronics Co., Ltd.                                  304       35,027       0.0%
   Daelim Industrial Co., Ltd.                                45,910    3,271,689       0.1%
*  Daewoo Engineering & Construction Co., Ltd.               133,508      736,359       0.0%
*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.        165,407      647,606       0.0%
   DGB Financial Group, Inc.                                 246,269    2,062,896       0.0%
   Dongbu Insurance Co., Ltd.                                 80,628    5,001,632       0.1%
   Dongsuh Cos Inc.                                           21,475      508,868       0.0%
#  Dongwon Systems Corp.                                       3,309      161,357       0.0%
   Doosan Corp.                                               21,369    1,912,055       0.0%
#  Doosan Heavy Industries & Construction Co., Ltd.          102,105    2,329,559       0.1%
   E-MART, Inc.                                               28,588    4,053,781       0.1%
   Grand Korea Leisure Co., Ltd.                              38,572      731,917       0.0%
#  Green Cross Corp.                                           3,906      475,633       0.0%
#  Green Cross Holdings Corp.                                 18,294      354,361       0.0%
#* GS Engineering & Construction Corp.                        78,050    1,821,943       0.0%
   GS Holdings Corp.                                         140,420    6,247,082       0.1%
   GS Retail Co., Ltd.                                        21,329      908,485       0.0%
   Hana Financial Group, Inc.                                477,076   13,645,411       0.3%
   Hankook Tire Co., Ltd.                                    166,875    8,013,518       0.2%
#  Hanmi Pharm Co., Ltd.                                       3,458    1,091,833       0.0%
#  Hanmi Science Co., Ltd.                                     9,206      610,660       0.0%
   Hanon Systems                                             189,125    1,768,372       0.0%
#  Hanssem Co., Ltd.                                          12,225    1,893,352       0.0%
   Hanwha Chemical Corp.                                     126,292    2,973,494       0.1%
   Hanwha Corp.                                              104,017    3,387,666       0.1%
   Hanwha Life Insurance Co., Ltd.                           395,871    2,161,261       0.1%
   Hanwha Techwin Co., Ltd.                                   38,062    2,114,207       0.0%
#  Hite Jinro Co., Ltd.                                       45,529      875,106       0.0%
#  Hotel Shilla Co., Ltd.                                     38,111    1,906,306       0.0%
#  Hyosung Corp.                                              58,732    6,860,770       0.1%
   Hyundai Department Store Co., Ltd.                         23,924    2,454,341       0.1%
   Hyundai Development Co-Engineering & Construction          58,468    2,472,471       0.1%
*  Hyundai Elevator Co., Ltd.                                 10,664      521,169       0.0%
   Hyundai Engineering & Construction Co., Ltd.              140,523    5,075,775       0.1%
   Hyundai Glovis Co., Ltd.                                   23,344    3,533,601       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                           ------- ----------- ---------------
SOUTH KOREA -- (Continued)
   Hyundai Greenfood Co., Ltd.                              44,457 $   650,545       0.0%
#* Hyundai Heavy Industries Co., Ltd.                       68,236   8,653,710       0.2%
   Hyundai Home Shopping Network Corp.                       1,639     162,491       0.0%
   Hyundai Marine & Fire Insurance Co., Ltd.               158,591   4,895,287       0.1%
*  Hyundai Mipo Dockyard Co., Ltd.                             285      17,437       0.0%
   Hyundai Mobis Co., Ltd.                                  58,324  13,910,754       0.3%
   Hyundai Motor Co.                                       175,874  21,472,355       0.4%
   Hyundai Steel Co.                                       164,371   7,082,727       0.1%
   Hyundai Wia Corp.                                        27,791   1,906,535       0.0%
   Industrial Bank of Korea                                468,370   5,391,450       0.1%
#  Kakao Corp.                                              15,117   1,008,008       0.0%
   Kangwon Land, Inc.                                       95,731   3,172,696       0.1%
   KB Financial Group, Inc.                                441,762  16,352,604       0.3%
   KB Financial Group, Inc. ADR                            103,883   3,841,593       0.1%
   KB Insurance Co., Ltd.                                   90,026   2,275,165       0.1%
   KCC Corp.                                                 7,792   2,750,995       0.1%
   KEPCO Plant Service & Engineering Co., Ltd.              27,560   1,321,181       0.0%
   Kia Motors Corp.                                        293,465  10,420,566       0.2%
#  KIWOOM Securities Co., Ltd.                               2,995     173,545       0.0%
   Kolon Industries, Inc.                                   18,825   1,222,880       0.0%
#* Komipharm International Co., Ltd.                         7,839     264,830       0.0%
   Korea Aerospace Industries, Ltd.                         61,734   3,486,796       0.1%
   Korea Electric Power Corp.                              220,479   9,538,061       0.2%
   Korea Electric Power Corp. Sponsored ADR                 79,658   1,737,341       0.0%
   Korea Gas Corp.                                          40,921   1,653,977       0.0%
   Korea Investment Holdings Co., Ltd.                      61,753   2,210,996       0.1%
   Korea Kolmar Co., Ltd.                                   17,594   1,251,850       0.0%
   Korea Petrochemical Ind Co., Ltd.                           463      82,536       0.0%
   Korea Zinc Co., Ltd.                                      7,147   2,837,852       0.1%
*  Korean Air Lines Co., Ltd.                               93,709   2,619,458       0.1%
   Korean Reinsurance Co.                                   24,163     249,013       0.0%
#  KT Corp. Sponsored ADR                                   95,200   1,522,248       0.0%
   KT&G Corp.                                              132,438  13,062,375       0.3%
   Kumho Petrochemical Co., Ltd.                            20,929   1,278,891       0.0%
#* Kumho Tire Co., Inc.                                     61,742     553,609       0.0%
   LG Chem, Ltd.                                            42,069   9,035,578       0.2%
   LG Corp.                                                105,265   5,629,167       0.1%
   LG Display Co., Ltd.                                    363,272   8,685,696       0.2%
   LG Display Co., Ltd. ADR                                808,137   9,705,725       0.2%
#  LG Electronics, Inc.                                    217,266   9,057,238       0.2%
   LG Household & Health Care, Ltd.                         11,853   8,478,903       0.2%
   LG Innotek Co., Ltd.                                     35,915   2,446,460       0.1%
   LG Uplus Corp.                                          539,707   5,562,330       0.1%
#* Loen Entertainment, Inc.                                  7,273     427,836       0.0%
#  Lotte Chemical Corp.                                     21,296   5,350,669       0.1%
   Lotte Chilsung Beverage Co., Ltd.                           684     920,771       0.0%
#  Lotte Confectionery Co., Ltd.                             1,451     243,567       0.0%
#  Lotte Shopping Co., Ltd.                                 17,857   3,562,910       0.1%
   LS Corp.                                                 21,498   1,028,198       0.0%
   LS Industrial Systems Co., Ltd.                           6,817     232,939       0.0%
   Macquarie Korea Infrastructure Fund                     447,213   3,443,002       0.1%
#  Mando Corp.                                              11,458   2,678,995       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                           SHARES    VALUE++    OF NET ASSETS**
                                                           ------- ------------ ---------------
SOUTH KOREA -- (Continued)
#  Medy-Tox, Inc.                                            5,027 $  1,783,562       0.0%
   Meritz Financial Group, Inc.                             43,170      424,058       0.0%
#  Meritz Fire & Marine Insurance Co., Ltd.                 68,134      948,139       0.0%
#  Meritz Securities Co., Ltd.                             263,094      779,692       0.0%
   Mirae Asset Daewoo Co., Ltd.                            237,690    1,602,903       0.0%
   Mirae Asset Securities Co., Ltd.                         97,938    1,931,537       0.0%
   NAVER Corp.                                              33,801   25,288,736       0.5%
   NCSoft Corp.                                             12,507    2,889,227       0.1%
   NH Investment & Securities Co., Ltd.                    187,163    1,645,775       0.0%
#  NongShim Co., Ltd.                                        3,534      889,290       0.0%
#* OCI Co., Ltd.                                            27,861    2,195,726       0.1%
   Orion Corp.                                               4,535    2,830,440       0.1%
#  Ottogi Corp.                                                973      559,147       0.0%
#* Pan Ocean Co., Ltd.                                     118,418      372,603       0.0%
#  Paradise Co., Ltd.                                       26,633      302,002       0.0%
   POSCO                                                    44,452    9,249,236       0.2%
   POSCO Sponsored ADR                                      87,705    4,556,275       0.1%
#  Posco Daewoo Corp.                                       68,720    1,492,203       0.0%
   S-1 Corp.                                                16,277    1,314,228       0.0%
   S-Oil Corp.                                              52,028    3,555,471       0.1%
#  Samlip General Foods Co., Ltd.                            2,676      398,247       0.0%
   Samsung C&T Corp.                                        49,645    6,997,688       0.1%
   Samsung Card Co., Ltd.                                   43,815    1,844,596       0.0%
   Samsung Electro-Mechanics Co., Ltd.                      94,120    3,863,808       0.1%
   Samsung Electronics Co., Ltd.                            97,289  139,155,193       2.8%
   Samsung Electronics Co., Ltd. GDR                        52,509   36,940,669       0.7%
#* Samsung Engineering Co., Ltd.                            28,996      239,330       0.0%
   Samsung Fire & Marine Insurance Co., Ltd.                48,145   12,248,135       0.3%
#* Samsung Heavy Industries Co., Ltd.                      296,549    2,520,229       0.1%
   Samsung Life Insurance Co., Ltd.                         68,654    6,625,097       0.1%
   Samsung SDI Co., Ltd.                                    76,691    6,312,148       0.1%
   Samsung SDS Co., Ltd.                                    24,055    3,243,793       0.1%
   Samsung Securities Co., Ltd.                             72,006    2,165,622       0.1%
   Shinhan Financial Group Co., Ltd.                       347,482   13,292,638       0.3%
   Shinhan Financial Group Co., Ltd. ADR                    86,082    3,326,208       0.1%
   Shinsegae, Inc.                                           9,800    1,591,774       0.0%
   SK Chemicals Co., Ltd.                                   16,625      867,869       0.0%
   SK Holdings Co., Ltd.                                    43,857    8,555,660       0.2%
   SK Hynix, Inc.                                          705,494   25,233,135       0.5%
   SK Innovation Co., Ltd.                                  62,586    8,238,462       0.2%
   SK Materials Co., Ltd.                                    2,339      318,151       0.0%
   SK Networks Co., Ltd.                                   173,269      984,744       0.0%
   SK Telecom Co., Ltd.                                     17,011    3,334,696       0.1%
*  Ssangyong Cement Industrial Co., Ltd.                     9,472      132,748       0.0%
#* Taihan Electric Wire Co., Ltd.                           92,992      153,388       0.0%
   Woori Bank                                              543,488    5,923,004       0.1%
   Woori Bank Sponsored ADR                                  1,026       33,868       0.0%
   Young Poong Corp.                                           438      379,703       0.0%
#  Youngone Corp.                                           22,115      620,653       0.0%
   Yuhan Corp.                                               4,547      833,694       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
SOUTH KOREA -- (Continued)
#* Yungjin Pharmaceutical Co., Ltd.                            20,622 $    157,393       0.0%
                                                                      ------------      ----
TOTAL SOUTH KOREA                                                      727,123,549      14.5%
                                                                      ------------      ----
TAIWAN -- (15.0%)
#  Acer, Inc.                                               5,322,811    2,439,056       0.1%
#  Advanced Semiconductor Engineering, Inc.                12,317,929   14,473,311       0.3%
   Advantech Co., Ltd.                                        400,254    3,252,886       0.1%
   Airtac International Group                                 122,850      976,892       0.0%
   Asia Cement Corp.                                        4,279,758    3,731,274       0.1%
*  Asia Pacific Telecom Co., Ltd.                             139,000       44,624       0.0%
   Asustek Computer, Inc.                                     956,180    8,370,654       0.2%
#  AU Optronics Corp.                                      24,425,873    9,277,403       0.2%
   AU Optronics Corp. Sponsored ADR                           326,626    1,234,646       0.0%
#  Casetek Holdings, Ltd.                                     313,000    1,004,811       0.0%
#  Catcher Technology Co., Ltd.                             1,325,429   10,375,390       0.2%
   Cathay Financial Holding Co., Ltd.                       8,176,450   10,581,773       0.2%
#  Chailease Holding Co., Ltd.                              2,412,840    4,165,092       0.1%
   Chang Hwa Commercial Bank, Ltd.                          8,863,889    4,529,040       0.1%
   Cheng Shin Rubber Industry Co., Ltd.                     2,917,965    5,936,802       0.1%
   Chicony Electronics Co., Ltd.                            1,001,552    2,558,920       0.1%
   China Airlines, Ltd.                                     8,737,536    2,643,450       0.1%
   China Development Financial Holding Corp.               24,213,121    6,058,903       0.1%
   China Life Insurance Co., Ltd.                           5,929,344    5,465,453       0.1%
   China Motor Corp.                                          741,000      580,306       0.0%
   China Steel Corp.                                       15,093,932   10,901,856       0.2%
   Chipbond Technology Corp.                                1,082,000    1,493,657       0.0%
   Chunghwa Telecom Co., Ltd.                               1,608,000    5,506,053       0.1%
   Chunghwa Telecom Co., Ltd. Sponsored ADR                   246,757    8,426,751       0.2%
   Compal Electronics, Inc.                                 9,936,541    5,908,434       0.1%
   CTBC Financial Holding Co., Ltd.                        19,645,175   10,565,040       0.2%
   CTCI Corp.                                               1,008,000    1,479,204       0.0%
#  Cub Elecparts, Inc.                                         16,495      151,319       0.0%
   Delta Electronics, Inc.                                  2,347,486   12,358,519       0.3%
   E.Sun Financial Holding Co., Ltd.                       11,807,000    6,705,252       0.1%
#  Eclat Textile Co., Ltd.                                    253,336    2,870,559       0.1%
#  Ennoconn Corp.                                              52,000      824,005       0.0%
   Eternal Materials Co., Ltd.                              1,014,350    1,069,094       0.0%
   Eva Airways Corp.                                        6,056,740    2,915,796       0.1%
*  Evergreen Marine Corp. Taiwan, Ltd.                      3,219,261    1,202,301       0.0%
#  Far Eastern International Bank                             721,140      205,067       0.0%
   Far Eastern New Century Corp.                            5,821,085    4,504,026       0.1%
   Far EasTone Telecommunications Co., Ltd.                 2,601,000    6,146,459       0.1%
   Farglory Land Development Co., Ltd.                        644,393      740,661       0.0%
#  Feng TAY Enterprise Co., Ltd.                              460,424    1,920,486       0.0%
#  First Financial Holding Co., Ltd.                       17,788,124    9,317,908       0.2%
   Formosa Chemicals & Fibre Corp.                          3,220,518    9,561,732       0.2%
   Formosa International Hotels Corp.                           1,808       10,138       0.0%
   Formosa Petrochemical Corp.                              1,154,000    3,853,062       0.1%
   Formosa Plastics Corp.                                   3,720,153   10,053,166       0.2%
   Formosa Taffeta Co., Ltd.                                1,052,000      958,446       0.0%
#  Foxconn Technology Co., Ltd.                             1,790,627    5,190,691       0.1%
   Fubon Financial Holding Co., Ltd.                        8,611,233   12,184,100       0.3%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
TAIWAN -- (Continued)
   Giant Manufacturing Co., Ltd.                              342,506 $ 2,422,638       0.1%
   Ginko International Co., Ltd.                               45,000     419,606       0.0%
#  Gourmet Master Co., Ltd.                                    77,550     695,932       0.0%
   Hermes Microvision, Inc.                                    26,000   1,146,158       0.0%
#  Highwealth Construction Corp.                            1,922,190   2,846,719       0.1%
#  Hiwin Technologies Corp.                                   372,005   1,639,969       0.0%
#  Hon Hai Precision Industry Co., Ltd.                    17,267,653  46,642,722       0.9%
#  Hota Industrial Manufacturing Co., Ltd.                    223,000     931,940       0.0%
   Hotai Motor Co., Ltd.                                      322,000   3,740,380       0.1%
#* HTC Corp.                                                1,198,235   3,499,925       0.1%
   Hua Nan Financial Holdings Co., Ltd.                    12,337,007   6,264,826       0.1%
#  Innolux Corp.                                           27,802,241   9,359,006       0.2%
*  Inotera Memories, Inc.                                   7,543,000   7,054,041       0.2%
   Inventec Corp.                                           5,430,551   4,239,792       0.1%
#  Kenda Rubber Industrial Co., Ltd.                        1,082,377   1,653,329       0.0%
#  King Slide Works Co., Ltd.                                  81,000     992,132       0.0%
   King Yuan Electronics Co., Ltd.                          1,471,000   1,293,873       0.0%
   King's Town Bank Co., Ltd.                                 896,000     732,854       0.0%
   Kinsus Interconnect Technology Corp.                       683,000   1,576,130       0.0%
   Largan Precision Co., Ltd.                                 133,860  15,792,148       0.3%
   LCY Chemical Corp.                                         156,123     190,478       0.0%
   Lite-On Technology Corp.                                 4,896,410   7,019,495       0.1%
#  Makalot Industrial Co., Ltd.                               230,356     906,589       0.0%
   MediaTek, Inc.                                           1,387,995  10,520,864       0.2%
   Mega Financial Holding Co., Ltd.                        13,552,369   9,265,545       0.2%
*  Mercuries Life Insurance Co., Ltd.                         325,753     156,697       0.0%
#  Merida Industry Co., Ltd.                                  287,287   1,323,866       0.0%
   Micro-Star International Co., Ltd.                         831,000   2,390,619       0.1%
#  Nan Ya Plastics Corp.                                    4,281,599   8,891,698       0.2%
#  Nanya Technology Corp.                                     992,010   1,285,961       0.0%
   Nien Made Enterprise Co., Ltd.                             115,000   1,332,011       0.0%
#  Novatek Microelectronics Corp.                           1,179,000   4,414,388       0.1%
#* OBI Pharma, Inc.                                            69,000     721,068       0.0%
#  PChome Online, Inc.                                        114,006   1,237,891       0.0%
   Pegatron Corp.                                           5,311,345  14,302,267       0.3%
*  PharmaEssentia Corp.                                        57,000     293,297       0.0%
   Phison Electronics Corp.                                   200,000   1,415,742       0.0%
   Pou Chen Corp.                                           4,651,487   6,276,118       0.1%
   Powertech Technology, Inc.                               2,158,819   6,159,552       0.1%
#  Poya International Co., Ltd.                                70,550   1,025,578       0.0%
   President Chain Store Corp.                                831,831   6,215,127       0.1%
   Quanta Computer, Inc.                                    3,586,000   7,254,363       0.2%
   Realtek Semiconductor Corp.                                531,950   1,801,780       0.0%
*  Ruentex Development Co., Ltd.                            1,110,709   1,281,835       0.0%
#  Ruentex Industries, Ltd.                                   616,182     991,930       0.0%
#  ScinoPharm Taiwan, Ltd.                                    206,405     262,279       0.0%
#* Shin Kong Financial Holding Co., Ltd.                   15,207,656   3,295,992       0.1%
#  Silergy Corp.                                               36,000     524,511       0.0%
   Siliconware Precision Industries Co., Ltd.               2,123,637   3,212,068       0.1%
   Siliconware Precision Industries Co., Ltd. Sponsored
     ADR                                                       21,813     163,379       0.0%
#  Simplo Technology Co., Ltd.                                690,000   2,128,190       0.1%
   SinoPac Financial Holdings Co., Ltd.                    18,232,895   5,255,071       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
TAIWAN -- (Continued)
   St Shine Optical Co., Ltd.                                  11,000 $    231,177       0.0%
   Standard Foods Corp.                                       466,902    1,153,854       0.0%
   Synnex Technology International Corp.                    1,713,343    1,825,490       0.0%
   Taichung Commercial Bank Co., Ltd.                         159,669       45,458       0.0%
*  TaiMed Biologics, Inc.                                     103,000      646,731       0.0%
   Tainan Spinning Co., Ltd.                                  320,412      122,909       0.0%
   Taishin Financial Holding Co., Ltd.                     19,587,984    7,160,851       0.2%
   Taiwan Business Bank                                     8,318,140    2,101,058       0.1%
#  Taiwan Cement Corp.                                      6,207,720    7,435,423       0.2%
#  Taiwan Cooperative Financial Holding Co., Ltd.          13,145,581    5,761,418       0.1%
   Taiwan FamilyMart Co., Ltd.                                 89,000      628,772       0.0%
   Taiwan Fertilizer Co., Ltd.                              1,415,000    1,892,891       0.0%
#* Taiwan Glass Industry Corp.                              1,733,375      724,142       0.0%
   Taiwan Mobile Co., Ltd.                                  2,075,300    7,261,146       0.2%
   Taiwan Secom Co., Ltd.                                     362,670    1,039,684       0.0%
   Taiwan Semiconductor Manufacturing Co., Ltd.            25,188,808  151,166,887       3.0%
   Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR                                                    1,672,158   52,004,114       1.1%
#  Teco Electric and Machinery Co., Ltd.                    3,316,000    2,939,820       0.1%
   Tong Yang Industry Co., Ltd.                               327,000      760,889       0.0%
   Transcend Information, Inc.                                320,181      884,265       0.0%
   Tripod Technology Corp.                                    738,870    1,749,137       0.0%
#  Tung Thih Electronic Co., Ltd.                              82,000    1,196,403       0.0%
   Uni-President Enterprises Corp.                          7,340,033   14,181,292       0.3%
#  United Microelectronics Corp.                           38,130,000   14,192,139       0.3%
#  Vanguard International Semiconductor Corp.               1,671,000    3,401,967       0.1%
#  Voltronic Power Technology Corp.                            35,350      530,052       0.0%
   Walsin Lihwa Corp.                                       4,619,000    1,615,921       0.0%
   Wan Hai Lines, Ltd.                                      1,342,800      660,702       0.0%
#  Win Semiconductors Corp.                                   403,034    1,119,289       0.0%
   Winbond Electronics Corp.                                6,597,000    2,071,336       0.1%
   Wintek Corp.                                               604,760        6,575       0.0%
   Wistron Corp.                                            4,504,099    3,393,808       0.1%
   WPG Holdings, Ltd.                                       3,035,869    3,553,660       0.1%
   Yageo Corp.                                                981,579    1,975,474       0.0%
   Yuanta Financial Holding Co., Ltd.                      17,684,806    6,600,989       0.1%
   Yulon Motor Co., Ltd.                                    1,682,000    1,471,751       0.0%
   Zhen Ding Technology Holding, Ltd.                         947,700    2,155,907       0.1%
                                                                      ------------      ----
TOTAL TAIWAN                                                           764,848,218      15.3%
                                                                      ------------      ----
THAILAND -- (2.7%)
   Advanced Info Service PCL                                1,440,700    6,318,950       0.1%
   Airports of Thailand PCL                                   578,400    6,296,747       0.1%
   Bangchak Petroleum PCL (The)                               843,200      728,818       0.0%
   Bangkok Airways PCL                                        301,100      214,226       0.0%
   Bangkok Bank PCL(6077019)                                  241,500    1,100,629       0.0%
   Bangkok Bank PCL(6368360)                                  232,800    1,060,979       0.0%
   Bangkok Dusit Medical Services PCL Class F               6,818,900    4,442,344       0.1%
   Bangkok Life Assurance PCL                                 694,900      987,821       0.0%
   Banpu PCL                                                3,035,950    1,587,482       0.0%
   BEC World PCL                                            1,267,300      742,329       0.0%
   Berli Jucker PCL                                         2,625,400    3,957,135       0.1%
   BTS Group Holdings PCL                                   3,159,100      771,778       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
THAILAND -- (Continued)
   Bumrungrad Hospital PCL                                    402,600 $  2,105,173       0.1%
   Carabao Group PCL Class F                                   84,800      167,189       0.0%
   Central Pattana PCL                                      1,779,300    2,847,083       0.1%
   Central Plaza Hotel PCL                                  1,046,100    1,135,847       0.0%
   CH Karnchang PCL                                           680,200      573,352       0.0%
   Charoen Pokphand Foods PCL                               3,632,900    3,269,844       0.1%
   CP ALL PCL                                               4,313,700    7,487,886       0.2%
   Delta Electronics Thailand PCL                             656,900    1,473,438       0.0%
   Electricity Generating PCL                                 319,300    1,779,084       0.0%
   Energy Absolute PCL                                      1,783,800    1,439,884       0.0%
   Global Power Synergy Co., Ltd. Class F                     101,100      102,552       0.0%
   Glow Energy PCL                                            826,500    1,818,430       0.1%
   Group Lease PCL                                            361,700      475,411       0.0%
   Home Product Center PCL                                 10,007,413    2,888,060       0.1%
   Indorama Ventures PCL                                    3,391,500    2,834,527       0.1%
   Intouch Holdings PCL                                     1,446,700    2,190,874       0.1%
   IRPC PCL                                                13,474,400    1,840,350       0.1%
   Kasikornbank PCL(6888794)                                1,146,600    5,635,122       0.1%
   Kasikornbank PCL(6364766)                                  210,900    1,036,497       0.0%
   KCE Electronics PCL                                        431,000    1,379,299       0.0%
   Krung Thai Bank PCL                                      6,711,587    3,298,501       0.1%
   Land & Houses PCL(6581941)                               3,694,740      971,258       0.0%
   Land & Houses PCL(6581930)                                 790,000      207,672       0.0%
   Minor International PCL                                  2,391,770    2,631,135       0.1%
   MK Restaurants Group PCL                                   421,700      626,570       0.0%
   Pruksa Real Estate PCL                                   2,958,300    1,952,617       0.1%
   PTT Exploration & Production PCL(B1359J0)                2,414,655    5,743,840       0.1%
   PTT Exploration & Production PCL(B1359L2)                   65,409      155,591       0.0%
   PTT Global Chemical PCL                                  2,570,472    4,406,838       0.1%
   PTT PCL                                                  1,634,600   16,160,343       0.3%
   Ratchaburi Electricity Generating Holding PCL              824,700    1,178,227       0.0%
   Robinson Department Store PCL                              598,500      991,871       0.0%
   Siam Cement PCL (The)(6609928)                             230,100    3,287,378       0.1%
   Siam Cement PCL (The)(6609906)                             166,400    2,396,331       0.1%
   Siam City Cement PCL                                       163,213    1,347,769       0.0%
   Siam Commercial Bank PCL (The)                           1,140,966    4,678,295       0.1%
   Siam Global House PCL                                    1,111,898      489,270       0.0%
*  Thai Airways International PCL                           1,395,900    1,116,800       0.0%
   Thai Oil PCL                                             1,455,200    2,910,608       0.1%
   Thai Union Group PCL Class F                             2,705,940    1,677,803       0.0%
   Thanachart Capital PCL                                   1,044,400    1,178,764       0.0%
   TMB Bank PCL                                            24,158,000    1,449,584       0.0%
   Total Access Communication PCL(B1YWK08)                  1,459,300    1,303,039       0.0%
   Total Access Communication PCL(B231MK7)                    423,600      378,241       0.0%
   TPI Polene PCL                                          12,385,600      778,579       0.0%
   True Corp. PCL                                          27,648,131    5,332,520       0.1%
   TTW PCL                                                  2,370,300      711,141       0.0%
                                                                      ------------       ---
TOTAL THAILAND                                                         138,049,725       2.8%
                                                                      ------------       ---
TURKEY -- (1.5%)
   Akbank TAS                                               2,209,103    5,911,908       0.1%
   Anadolu Efes Biracilik Ve Malt Sanayii A.S.                282,261    1,725,236       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES      VALUE++     OF NET ASSETS**
                                                           --------- -------------- ---------------
TURKEY -- (Continued)
   Arcelik A.S.                                              540,990 $    3,574,144       0.1%
   Aselsan Elektronik Sanayi Ve Ticaret A.S.                 333,342      1,013,650       0.0%
   BIM Birlesik Magazalar A.S.                               342,629      5,585,568       0.1%
   Coca-Cola Icecek A.S.                                     113,782      1,287,257       0.0%
   Enka Insaat ve Sanayi A.S.                                547,496        836,202       0.0%
   Eregli Demir ve Celik Fabrikalari TAS                   3,425,354      4,657,460       0.1%
   Ford Otomotiv Sanayi A.S.                                 118,255      1,208,119       0.0%
   KOC Holding A.S.                                          753,593      3,143,289       0.1%
   Petkim Petrokimya Holding A.S.                          1,293,596      1,757,677       0.0%
   TAV Havalimanlari Holding A.S.                            282,373      1,160,880       0.0%
   Tofas Turk Otomobil Fabrikasi A.S.                        212,178      1,598,852       0.0%
   Tupras Turkiye Petrol Rafinerileri A.S.                   261,144      5,325,752       0.1%
*  Turk Hava Yollari AO                                    2,046,901      3,600,901       0.1%
   Turk Telekomunikasyon A.S.                                699,083      1,293,434       0.0%
   Turk Traktor ve Ziraat Makineleri A.S.                     25,657        666,305       0.0%
*  Turkcell Iletisim Hizmetleri A.S.                       1,142,611      3,684,341       0.1%
#* Turkcell Iletisim Hizmetleri A.S. ADR                      73,838        592,181       0.0%
   Turkiye Garanti Bankasi A.S.                            3,265,633      8,886,238       0.2%
   Turkiye Halk Bankasi A.S.                               1,181,282      3,592,609       0.1%
   Turkiye Is Bankasi Class C                              2,548,532      4,138,231       0.1%
   Turkiye Sinai Kalkinma Bankasi A.S.                        46,878         20,778       0.0%
   Turkiye Sise ve Cam Fabrikalari A.S.                    2,730,783      2,872,732       0.1%
   Turkiye Vakiflar Bankasi TAO Class D                    1,445,842      2,143,020       0.1%
   Ulker Biskuvi Sanayi A.S.                                 244,375      1,517,435       0.0%
*  Yapi ve Kredi Bankasi A.S.                              2,464,502      2,950,443       0.1%
                                                                     --------------      ----
TOTAL TURKEY                                                             74,744,642       1.5%
                                                                     --------------      ----
TOTAL COMMON STOCKS                                                   4,792,638,968      95.9%
                                                                     --------------      ----
PREFERRED STOCKS -- (3.2%)
BRAZIL -- (3.1%)
   Banco Bradesco SA                                       2,388,514     25,022,528       0.5%
   Braskem SA Class A                                         73,800        653,611       0.0%
*  Centrais Eletricas Brasileiras SA Class B                 303,700      2,602,192       0.1%
   Cia Brasileira de Distribuicao                            310,022      5,924,606       0.1%
*  Empresa Nacional de Comercio Redito e Participacoes SA        280          2,150       0.0%
   Gerdau SA                                                 836,068      2,886,425       0.1%
   Itau Unibanco Holding SA                                4,317,027     51,934,159       1.0%
   Lojas Americanas SA                                       899,139      5,830,882       0.1%
*  Petroleo Brasileiro SA                                  2,825,761     15,660,311       0.3%
*  Petroleo Brasileiro SA Sponsored ADR                    1,440,006     15,926,466       0.3%
   Suzano Papel e Celulose SA Class A                        798,971      2,818,425       0.1%
   Telefonica Brasil SA                                      465,063      6,728,261       0.1%
   Vale SA                                                 2,522,202     16,301,074       0.3%
   Vale SA Sponsored ADR                                     364,278      2,345,950       0.1%
                                                                     --------------      ----
TOTAL BRAZIL                                                            154,637,040       3.1%
                                                                     --------------      ----
CHILE -- (0.0%)
   Embotelladora Andina SA Class B                           113,824        461,858       0.0%
                                                                     --------------      ----
COLOMBIA -- (0.1%)
   Banco Davivienda SA                                       209,529      2,132,377       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                           ---------- -------------- ---------------
COLOMBIA -- (Continued)
   Bancolombia SA                                              30,330 $      287,889        0.0%
   Grupo Argos SA                                              17,677        108,174        0.0%
   Grupo Aval Acciones y Valores SA                         4,185,719      1,726,196        0.0%
   Grupo de Inversiones Suramericana SA                       109,814      1,387,841        0.0%
                                                                      --------------      -----
TOTAL COLOMBIA                                                             5,642,477        0.1%
                                                                      --------------      -----
SOUTH KOREA -- (0.0%)
*  Hanwha Corp.                                                18,719        309,189        0.0%
                                                                      --------------      -----
TOTAL PREFERRED STOCKS                                                   161,050,564        3.2%
                                                                      --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*  Samsung Heavy India Rights 11/08/2016                      184,122        415,149        0.0%
                                                                      --------------      -----
THAILAND -- (0.0%)
*  TPI Polene PCL Rights 12/30/16                              76,454             --        0.0%
                                                                      --------------      -----
TOTAL RIGHTS/WARRANTS                                                        415,149        0.0%
                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                            4,954,104,681
                                                                      --------------

                                                                          VALUE+
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@ DFA Short Term Investment Fund                        12,413,368    143,647,490        2.9%
                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,047,616,277)                   $5,097,752,171      102.0%
                                                                      ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ----------------------------------------------------
                                                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                           -------------- -------------- ------- --------------
Common Stocks
   Brazil                                                  $  293,310,552             --   --    $  293,310,552
   Chile                                                       36,556,767 $   37,055,760   --        73,612,527
   China                                                      123,639,714    631,103,019   --       754,742,733
   Colombia                                                    23,941,405             --   --        23,941,405
   Czech Republic                                                      --      9,825,802   --         9,825,802
   Egypt                                                          656,731      7,508,233   --         8,164,964
   Greece                                                              --     12,197,777   --        12,197,777
   Hungary                                                             --     19,420,220   --        19,420,220
   India                                                       32,757,639    586,713,161   --       619,470,800
   Indonesia                                                    6,392,992    158,643,568   --       165,036,560
   Malaysia                                                            --    180,720,020   --       180,720,020
   Mexico                                                     255,289,834             --   --       255,289,834
   Peru                                                        14,446,744             --   --        14,446,744
   Philippines                                                  1,591,367     85,668,734   --        87,260,101
   Poland                                                              --     73,590,632   --        73,590,632
   Russia                                                         880,891     91,507,648   --        92,388,539
   South Africa                                                55,870,231    348,583,393   --       404,453,624
   South Korea                                                 24,723,258    702,400,291   --       727,123,549
   Taiwan                                                      61,828,890    703,019,328   --       764,848,218
   Thailand                                                   138,049,725             --   --       138,049,725
   Turkey                                                         592,181     74,152,461   --        74,744,642
Preferred Stocks
   Brazil                                                     154,637,040             --   --       154,637,040
   Chile                                                               --        461,858   --           461,858
   Colombia                                                     5,642,477             --   --         5,642,477
   South Korea                                                    309,189             --   --           309,189
Rights/Warrants
   Australia                                                           --        415,149   --           415,149
   Thailand                                                            --             --   --                --
Securities Lending Collateral                                          --    143,647,490   --       143,647,490
                                                                (265,685)             --   --         (265,685)
Futures Contracts**                                        -------------- --------------   --    --------------
TOTAL                                                      $1,230,851,942 $3,866,634,544   --    $5,097,486,486
                                                           ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
COMMON STOCKS -- (94.6%)
Consumer Discretionary -- (14.7%)
*  1-800-Flowers.com, Inc. Class A                            44,330 $    423,351       0.0%
   Aaron's, Inc.                                               4,830      119,349       0.0%
*  Adient P.L.C.                                              22,979    1,045,774       0.0%
#  Arctic Cat, Inc.                                            3,436       51,506       0.0%
#* Ascent Capital Group, Inc. Class A                          8,564      174,534       0.0%
#  Autoliv, Inc.                                               9,404      910,119       0.0%
*  Ballantyne Strong, Inc.                                     9,030       61,404       0.0%
#* Barnes & Noble Education, Inc.                              7,710       71,780       0.0%
#  Barnes & Noble, Inc.                                       12,200      125,660       0.0%
#  Bassett Furniture Industries, Inc.                          2,900       66,555       0.0%
   Beasley Broadcast Group, Inc. Class A                       9,471       47,828       0.0%
#* Beazer Homes USA, Inc.                                      4,326       44,255       0.0%
#* Belmond, Ltd. Class A                                      75,198      973,814       0.0%
#  Best Buy Co., Inc.                                        197,800    7,696,398       0.2%
   Big 5 Sporting Goods Corp.                                  8,501      131,765       0.0%
#* Biglari Holdings, Inc.                                          8        3,505       0.0%
#* BJ's Restaurants, Inc.                                     25,971      937,553       0.0%
#  Bob Evans Farms, Inc.                                      38,500    1,586,970       0.0%
*  Build-A-Bear Workshop, Inc.                                25,874      349,299       0.0%
#* Cabela's, Inc.                                             53,051    3,268,472       0.1%
#  Cable One, Inc.                                             3,266    1,883,633       0.0%
   Caleres, Inc.                                              74,697    1,868,172       0.0%
   Callaway Golf Co.                                          38,543      393,524       0.0%
#* Cambium Learning Group, Inc.                               37,733      195,457       0.0%
   Canterbury Park Holding Corp.                               2,755       29,685       0.0%
#  Carnival Corp.                                            489,649   24,041,766       0.4%
#  Carriage Services, Inc.                                    20,916      494,454       0.0%
#* Cavco Industries, Inc.                                      7,600      702,240       0.0%
   CBS Corp. Class A                                          28,263    1,618,622       0.0%
   CBS Corp. Class B                                          32,803    1,857,306       0.0%
#* Charter Communications, Inc. Class A                      339,394   84,811,167       1.5%
*  Christopher & Banks Corp.                                  56,231       71,976       0.0%
#  Churchill Downs, Inc.                                       7,682    1,044,752       0.0%
   Citi Trends, Inc.                                           3,415       67,822       0.0%
   Columbia Sportswear Co.                                     8,634      489,030       0.0%
   Comcast Corp. Class A                                   3,644,823  225,322,958       4.1%
#* Conn's, Inc.                                               25,450      241,775       0.0%
   Core-Mark Holding Co., Inc.                                96,236    3,401,943       0.1%
   CSS Industries, Inc.                                       10,852      272,385       0.0%
   CST Brands, Inc.                                           50,181    2,409,692       0.1%
   Culp, Inc.                                                 10,036      281,008       0.0%
#* Delta Apparel, Inc.                                         7,532      124,278       0.0%
   Destination Maternity Corp.                                   200        1,358       0.0%
#  DeVry Education Group, Inc.                                 8,757      198,784       0.0%
#  Dillard's, Inc. Class A                                   120,300    7,374,390       0.1%
*  Discovery Communications, Inc. Class B                      3,762      106,465       0.0%
*  Discovery Communications, Inc. Class C                      3,762       94,464       0.0%
*  Dixie Group, Inc. (The)                                    11,800       47,200       0.0%
#* Dorman Products, Inc.                                      20,712    1,330,539       0.0%
   Dover Motorsports, Inc.                                    15,098       36,235       0.0%
   DR Horton, Inc.                                           208,125    6,000,244       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE+    OF NET ASSETS**
                                                           --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#  Educational Development Corp.                               1,679 $    15,699       0.0%
#* Eldorado Resorts, Inc.                                     18,512     223,995       0.0%
#  Escalade, Inc.                                                277       3,365       0.0%
#* EW Scripps Co. (The) Class A                               81,265   1,077,574       0.0%
#* Federal-Mogul Holdings Corp.                               36,417     337,221       0.0%
#  Flanigan's Enterprises, Inc.                                  865      20,090       0.0%
   Flexsteel Industries, Inc.                                  2,068      86,649       0.0%
   Ford Motor Co.                                          2,562,394  30,082,505       0.6%
#  Fred's, Inc. Class A                                       47,275     431,621       0.0%
#* FTD Cos., Inc.                                             24,893     500,847       0.0%
#* G-III Apparel Group, Ltd.                                  22,788     595,223       0.0%
#  GameStop Corp. Class A                                    104,752   2,519,286       0.1%
*  Gaming Partners International Corp.                           500       5,195       0.0%
   Gannett Co., Inc.                                          59,819     464,794       0.0%
   General Motors Co.                                      1,063,145  33,595,382       0.6%
#* Genesco, Inc.                                               7,056     379,613       0.0%
   Graham Holdings Co. Class B                                 5,780   2,745,500       0.1%
#* Gray Television, Inc.                                      46,874     417,179       0.0%
#  Group 1 Automotive, Inc.                                   57,936   3,491,803       0.1%
   Harte-Hanks, Inc.                                          55,608      78,407       0.0%
#  Haverty Furniture Cos., Inc.                               33,479     594,252       0.0%
*  Helen of Troy, Ltd.                                        64,389   5,247,703       0.1%
#* hhgregg, Inc.                                              15,698      26,687       0.0%
   Hooker Furniture Corp.                                     14,814     389,608       0.0%
#* Hyatt Hotels Corp. Class A                                 14,601     741,585       0.0%
*  Iconix Brand Group, Inc.                                   65,319     514,714       0.0%
   International Speedway Corp. Class A                       24,844     817,368       0.0%
*  J Alexander's Holdings, Inc.                                2,666      23,994       0.0%
*  JAKKS Pacific, Inc.                                        13,103      87,790       0.0%
#* JC Penney Co., Inc.                                        85,215     731,997       0.0%
   Johnson Controls International P.L.C.                     229,791   9,265,173       0.2%
   Johnson Outdoors, Inc. Class A                             15,588     560,856       0.0%
#  KB Home                                                    30,800     447,832       0.0%
#  Kohl's Corp.                                               14,353     627,944       0.0%
   La-Z-Boy, Inc.                                             56,332   1,318,169       0.0%
*  Lakeland Industries, Inc.                                  11,757     116,394       0.0%
#* Lands' End, Inc.                                           21,056     328,474       0.0%
   Lennar Corp. Class A                                      224,100   9,342,729       0.2%
   Lennar Corp. Class B                                        7,868     263,735       0.0%
*  Liberty Broadband Corp. Class A                            24,095   1,564,970       0.0%
*  Liberty Broadband Corp. Class B                             1,905     124,454       0.0%
#* Liberty Broadband Corp. Class C                            67,601   4,505,607       0.1%
*  Liberty Interactive Corp., QVC Group Class A              882,463  16,316,741       0.3%
#* Liberty Interactive Corp., QVC Group Class B               35,706     717,333       0.0%
#* Liberty Media Corp.-Liberty Braves Class A                  9,638     163,364       0.0%
#* Liberty Media Corp.-Liberty Braves Class B                    762      12,642       0.0%
*  Liberty Media Corp.-Liberty Braves Class C                 20,801     346,753       0.0%
#* Liberty Media Corp.-Liberty Media Class A                  24,095     670,564       0.0%
#* Liberty Media Corp.-Liberty Media Class B                   1,905      50,959       0.0%
#* Liberty Media Corp.-Liberty Media Class C                  52,002   1,425,375       0.0%
*  Liberty Media Corp.-Liberty SiriusXM Class A               96,383   3,206,662       0.1%
#* Liberty Media Corp.-Liberty SiriusXM Class B                7,622     246,419       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE+    OF NET ASSETS**
                                                           ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*  Liberty Media Corp.-Liberty SiriusXM Class C            208,010 $ 6,903,852       0.1%
*  Liberty TripAdvisor Holdings, Inc. Class A               76,802   1,705,004       0.0%
*  Liberty TripAdvisor Holdings, Inc. Class B                3,570      77,737       0.0%
*  Liberty Ventures Series A                               202,261   8,070,214       0.2%
#* Liberty Ventures Series B                                 8,645     333,654       0.0%
   Lifetime Brands, Inc.                                    16,431     232,499       0.0%
#  Lithia Motors, Inc. Class A                              34,933   2,996,553       0.1%
#* Loral Space & Communications, Inc.                          820      31,816       0.0%
#* Luby's, Inc.                                             32,226     135,027       0.0%
*  M/I Homes, Inc.                                          37,930     815,874       0.0%
#* Madison Square Garden Co. (The) Class A                   9,852   1,630,407       0.0%
   Marcus Corp. (The)                                       18,899     500,823       0.0%
#* MarineMax, Inc.                                          29,164     581,822       0.0%
#  Marriott Vacations Worldwide Corp.                        2,531     160,921       0.0%
#* McClatchy Co. (The) Class A                               6,060      85,446       0.0%
*  Media General, Inc.                                      25,196     424,553       0.0%
#  Meredith Corp.                                           32,676   1,481,857       0.0%
#* Meritage Homes Corp.                                     28,156     871,428       0.0%
*  MGM Resorts International                               227,871   5,963,384       0.1%
*  Modine Manufacturing Co.                                 14,650     160,417       0.0%
*  Mohawk Industries, Inc.                                  98,740  18,197,782       0.3%
*  Monarch Casino & Resort, Inc.                             1,103      26,086       0.0%
#* Motorcar Parts of America, Inc.                          13,074     343,062       0.0%
   Movado Group, Inc.                                       21,998     485,056       0.0%
#* MSG Networks, Inc. Class A                               29,558     564,558       0.0%
*  Murphy USA, Inc.                                         30,778   2,116,911       0.1%
#  NACCO Industries, Inc. Class A                            6,832     499,761       0.0%
*  New York & Co., Inc.                                      6,926      15,237       0.0%
   Newell Brands, Inc.                                     209,562  10,063,167       0.2%
   News Corp. Class A                                      402,247   4,875,234       0.1%
#  News Corp. Class B                                       99,903   1,238,797       0.0%
   Office Depot, Inc.                                      181,609     572,068       0.0%
#  Penske Automotive Group, Inc.                            43,845   1,962,064       0.0%
*  Perry Ellis International, Inc.                          19,169     356,352       0.0%
#  PulteGroup, Inc.                                        143,221   2,663,911       0.1%
   PVH Corp.                                                31,964   3,419,509       0.1%
   RCI Hospitality Holdings, Inc.                           12,026     139,622       0.0%
*  Red Robin Gourmet Burgers, Inc.                          31,175   1,434,050       0.0%
*  Regis Corp.                                              49,623     629,220       0.0%
#  Rent-A-Center, Inc.                                      76,435     771,229       0.0%
   Rocky Brands, Inc.                                        8,729      93,400       0.0%
#  Royal Caribbean Cruises, Ltd.                           322,500  24,790,575       0.5%
*  Ruby Tuesday, Inc.                                       17,500      51,975       0.0%
#  Saga Communications, Inc. Class A                         8,693     365,106       0.0%
   Salem Media Group, Inc.                                  10,922      59,525       0.0%
   Scholastic Corp.                                         30,900   1,181,925       0.0%
*  Sequential Brands Group, Inc.                                70         504       0.0%
#  Service Corp. International                             215,549   5,518,054       0.1%
*  Shiloh Industries, Inc.                                  15,461     108,072       0.0%
#  Shoe Carnival, Inc.                                      33,450     848,626       0.0%
   Spartan Motors, Inc.                                     16,820     143,811       0.0%
#  Speedway Motorsports, Inc.                               16,132     303,443       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#  Stage Stores, Inc.                                         37,214 $    189,419       0.0%
#  Standard Motor Products, Inc.                              37,342    1,826,024       0.0%
   Staples, Inc.                                             426,509    3,156,167       0.1%
*  Starz Class B                                               7,422      228,635       0.0%
*  Stoneridge, Inc.                                           19,361      286,930       0.0%
#  Strattec Security Corp.                                     5,224      185,452       0.0%
   Superior Industries International, Inc.                    23,275      570,237       0.0%
   Superior Uniform Group, Inc.                               17,956      319,437       0.0%
#  Tailored Brands, Inc.                                      15,981      252,500       0.0%
*  Tandy Leather Factory, Inc.                                 9,974       73,808       0.0%
   TEGNA, Inc.                                               119,639    2,347,317       0.1%
   Time Warner, Inc.                                       1,534,860  136,587,191       2.5%
#  Time, Inc.                                                191,857    2,494,141       0.1%
#* Toll Brothers, Inc.                                       179,799    4,933,684       0.1%
*  Trans World Entertainment Corp.                             5,781       22,546       0.0%
#* Tuesday Morning Corp.                                      60,500      299,475       0.0%
   Twenty-First Century Fox, Inc. Class A                  1,287,383   33,819,551       0.6%
   Twenty-First Century Fox, Inc. Class B                    550,972   14,540,151       0.3%
*  Unifi, Inc.                                                43,422    1,248,382       0.0%
*  Universal Electronics, Inc.                                 3,206      224,901       0.0%
*  Vista Outdoor, Inc.                                        77,610    3,001,179       0.1%
*  VOXX International Corp.                                    3,750       15,375       0.0%
   Walt Disney Co. (The)                                      26,220    2,430,332       0.1%
#  Wendy's Co. (The)                                         242,704    2,630,911       0.1%
*  West Marine, Inc.                                          26,468      211,744       0.0%
   Whirlpool Corp.                                            30,049    4,501,941       0.1%
#  Wyndham Worldwide Corp.                                    40,852    2,689,696       0.1%
                                                                     ------------      ----
Total Consumer Discretionary                                          858,863,116      15.5%
                                                                     ------------      ----
Consumer Staples -- (8.2%)
#  Alico, Inc.                                                   960       25,104       0.0%
#* Alliance One International, Inc.                            3,508       52,094       0.0%
   Andersons, Inc. (The)                                      23,660      900,263       0.0%
   Archer-Daniels-Midland Co.                                813,476   35,443,149       0.6%
   Bunge, Ltd.                                               121,368    7,526,030       0.1%
*  CCA Industries, Inc.                                        8,323       24,969       0.0%
#* Central Garden & Pet Co.                                   25,184      612,475       0.0%
*  Central Garden & Pet Co. Class A                           48,121    1,123,144       0.0%
   Constellation Brands, Inc. Class A                         43,556    7,279,079       0.1%
   Constellation Brands, Inc. Class B                         12,615    2,143,036       0.0%
#* Craft Brew Alliance, Inc.                                   9,754      156,552       0.0%
   CVS Health Corp.                                        1,510,745  127,053,654       2.3%
   Fresh Del Monte Produce, Inc.                              39,437    2,380,023       0.1%
#* Hain Celestial Group, Inc. (The)                           87,292    3,174,810       0.1%
   Ingles Markets, Inc. Class A                               11,437      451,762       0.0%
   Ingredion, Inc.                                            62,117    8,147,887       0.2%
   JM Smucker Co. (The)                                      108,204   14,208,267       0.3%
#  John B. Sanfilippo & Son, Inc.                             10,428      528,491       0.0%
   Kraft Heinz Co. (The)                                     128,945   11,469,658       0.2%
#* Landec Corp.                                               37,056      490,992       0.0%
   Mannatech, Inc.                                               717       12,404       0.0%
#  MGP Ingredients, Inc.                                       4,788      168,585       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Consumer Staples -- (Continued)
#  Molson Coors Brewing Co. Class A                            1,908 $    207,838       0.0%
   Molson Coors Brewing Co. Class B                          186,550   19,365,756       0.4%
   Mondelez International, Inc. Class A                    2,081,099   93,524,589       1.7%
*  Nutraceutical International Corp.                          14,615      420,912       0.0%
   Oil-Dri Corp. of America                                    5,047      170,387       0.0%
*  Omega Protein Corp.                                        25,852      576,500       0.0%
#* Post Holdings, Inc.                                        50,201    3,826,822       0.1%
   Reynolds American, Inc.                                   188,277   10,370,297       0.2%
#  Sanderson Farms, Inc.                                      16,100    1,448,678       0.0%
#* Seaboard Corp.                                              1,812    6,133,620       0.1%
*  Seneca Foods Corp. Class A                                  6,301      185,249       0.0%
*  Seneca Foods Corp. Class B                                    300        9,900       0.0%
#  Snyder's-Lance, Inc.                                       32,153    1,143,682       0.0%
   SpartanNash Co.                                            34,281      959,868       0.0%
#  Spectrum Brands Holdings, Inc.                             39,566    5,350,906       0.1%
#* TreeHouse Foods, Inc.                                      24,190    2,116,141       0.0%
   Tyson Foods, Inc. Class A                                 405,030   28,696,375       0.5%
#  Universal Corp.                                            22,290    1,208,118       0.0%
   Wal-Mart Stores, Inc.                                     679,033   47,545,891       0.9%
   Walgreens Boots Alliance, Inc.                            394,449   32,632,766       0.6%
   Weis Markets, Inc.                                         11,602      645,419       0.0%
                                                                     ------------       ---
Total Consumer Staples                                                479,912,142       8.6%
                                                                     ------------       ---
Energy -- (12.9%)
   Adams Resources & Energy, Inc.                              6,004      219,386       0.0%
#  Alon USA Energy, Inc.                                      33,484      269,881       0.0%
   Anadarko Petroleum Corp.                                  475,268   28,249,930       0.5%
   Apache Corp.                                               77,083    4,584,897       0.1%
#  Archrock, Inc.                                             69,200      802,720       0.0%
#  Atwood Oceanics, Inc.                                       4,600       35,098       0.0%
   Baker Hughes, Inc.                                        127,976    7,089,870       0.1%
*  Barnwell Industries, Inc.                                   7,870       12,592       0.0%
#  Bristow Group, Inc.                                        40,138      401,781       0.0%
#  California Resources Corp.                                  2,132       21,874       0.0%
*  Callon Petroleum Co.                                       13,214      171,650       0.0%
   Chevron Corp.                                           1,154,064  120,888,204       2.2%
#* Cloud Peak Energy, Inc.                                    33,115      203,988       0.0%
   ConocoPhillips                                          1,601,249   69,574,269       1.3%
*  Contango Oil & Gas Co.                                      1,064        8,331       0.0%
*  Dawson Geophysical Co.                                     30,611      200,502       0.0%
   Delek US Holdings, Inc.                                    52,256      883,126       0.0%
#* Denbury Resources, Inc.                                   289,460      691,809       0.0%
   EOG Resources, Inc.                                        86,247    7,798,454       0.1%
#* Era Group, Inc.                                            24,458      184,658       0.0%
*  Exterran Corp.                                             34,600      547,026       0.0%
   Exxon Mobil Corp.                                       2,448,223  203,985,940       3.7%
#  Green Plains, Inc.                                         26,534      689,884       0.0%
   Gulf Island Fabrication, Inc.                              15,018      150,180       0.0%
#* Gulfmark Offshore, Inc. Class A                            27,750       31,913       0.0%
   Halliburton Co.                                            47,970    2,206,620       0.0%
#* Helix Energy Solutions Group, Inc.                        103,010      898,247       0.0%
#  Helmerich & Payne, Inc.                                   108,670    6,858,164       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                           SHARES     VALUE+    OF NET ASSETS**
                                                           ------- ------------ ---------------
Energy -- (Continued)
#  Hess Corp.                                              165,152 $  7,922,341       0.2%
#  HollyFrontier Corp.                                      32,210      803,640       0.0%
#* Hornbeck Offshore Services, Inc.                         29,719      117,984       0.0%
   Kinder Morgan, Inc.                                     303,244    6,195,275       0.1%
#  Marathon Oil Corp.                                      467,019    6,155,310       0.1%
   Marathon Petroleum Corp.                                903,936   39,402,570       0.7%
*  Matrix Service Co.                                       15,423      272,987       0.0%
#  Murphy Oil Corp.                                        118,565    3,067,277       0.1%
#  Nabors Industries, Ltd.                                 181,974    2,165,491       0.0%
#  National Oilwell Varco, Inc.                            250,948    8,055,431       0.2%
*  Natural Gas Services Group, Inc.                         15,026      326,064       0.0%
#* Newpark Resources, Inc.                                  97,395      613,589       0.0%
   Noble Corp. P.L.C.                                       74,243      366,760       0.0%
   Noble Energy, Inc.                                      133,794    4,611,879       0.1%
   Occidental Petroleum Corp.                              192,073   14,004,042       0.3%
   Overseas Shipholding Group, Inc. Class A                     39          342       0.0%
*  Parker Drilling Co.                                     142,573      285,146       0.0%
#  Patterson-UTI Energy, Inc.                              152,325    3,424,266       0.1%
#* PDC Energy, Inc.                                         24,103    1,478,237       0.0%
*  PHI, Inc. Non-voting                                     15,570      242,581       0.0%
*  PHI, Inc. Voting                                          1,099       16,595       0.0%
   Phillips 66                                             883,414   71,689,046       1.3%
#* Pioneer Energy Services Corp.                            74,262      263,630       0.0%
   Pioneer Natural Resources Co.                            88,400   15,825,368       0.3%
   QEP Resources, Inc.                                      33,043      531,001       0.0%
#* Renewable Energy Group, Inc.                              2,882       25,218       0.0%
#* REX American Resources Corp.                              4,050      319,910       0.0%
#  Rowan Cos. P.L.C. Class A                               118,378    1,570,876       0.0%
   Schlumberger, Ltd.                                      603,242   47,191,622       0.9%
*  SEACOR Holdings, Inc.                                    20,471    1,009,425       0.0%
#  SemGroup Corp. Class A                                    4,727      152,446       0.0%
#  Ship Finance International, Ltd.                         12,481      157,885       0.0%
#  Superior Energy Services, Inc.                           75,686    1,071,714       0.0%
#  Teekay Corp.                                             37,720      246,312       0.0%
#  Tesco Corp.                                               3,745       25,653       0.0%
   Tesoro Corp.                                            168,807   14,343,531       0.3%
#  Tidewater, Inc.                                          20,555       35,560       0.0%
#* Transocean, Ltd.                                        252,980    2,431,138       0.1%
#* Unit Corp.                                               52,140      893,158       0.0%
   Valero Energy Corp.                                     605,899   35,893,457       0.7%
#* Weatherford International P.L.C.                         46,788      225,518       0.0%
#  Western Refining, Inc.                                   47,810    1,379,318       0.0%
#* Whiting Petroleum Corp.                                  16,007      131,898       0.0%
#* Willbros Group, Inc.                                     18,620       28,302       0.0%
                                                                   ------------      ----
Total Energy                                                        752,630,787      13.6%
                                                                   ------------      ----
Financials -- (19.5%)
   1st Source Corp.                                         45,305    1,565,741       0.0%
   Aflac, Inc.                                             130,228    8,968,802       0.2%
*  Alleghany Corp.                                           3,115    1,607,994       0.0%
   Allied World Assurance Co. Holdings AG                   76,431    3,285,004       0.1%
   Allstate Corp. (The)                                    211,174   14,338,715       0.3%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE+    OF NET ASSETS**
                                                           --------- ----------- ---------------
Financials -- (Continued)
   American Equity Investment Life Holding Co.                88,700 $ 1,590,391       0.0%
   American Financial Group, Inc.                            173,596  12,932,902       0.2%
   American International Group, Inc.                        838,781  51,752,788       0.9%
   American National Insurance Co.                            23,302   2,730,062       0.1%
#  AmeriServ Financial, Inc.                                  33,075     107,494       0.0%
*  Arch Capital Group, Ltd.                                    3,094     241,239       0.0%
   Argo Group International Holdings, Ltd.                    51,636   2,870,962       0.1%
   Aspen Insurance Holdings, Ltd.                            102,623   4,951,560       0.1%
   Associated Banc-Corp                                       31,434     638,110       0.0%
   Assurant, Inc.                                             65,820   5,299,826       0.1%
   Assured Guaranty, Ltd.                                    122,989   3,676,141       0.1%
*  Asta Funding, Inc.                                          7,527      73,765       0.0%
   Astoria Financial Corp.                                    19,344     283,003       0.0%
*  Atlanticus Holdings Corp.                                  19,218      66,302       0.0%
#* AV Homes, Inc.                                              3,852      61,439       0.0%
   Axis Capital Holdings, Ltd.                                 8,510     484,815       0.0%
   Baldwin & Lyons, Inc. Class A                                 300       7,186       0.0%
   Baldwin & Lyons, Inc. Class B                               6,556     161,278       0.0%
*  Bancorp, Inc. (The)                                           459       2,860       0.0%
   Bank Mutual Corp.                                          14,475     112,905       0.0%
   Bank of America Corp.                                   5,636,194  92,997,201       1.7%
   Bank of New York Mellon Corp. (The)                       552,910  23,924,416       0.4%
   BankFinancial Corp.                                        21,475     269,941       0.0%
#  BB&T Corp.                                                139,235   5,458,012       0.1%
   BCB Bancorp, Inc.                                           1,059      12,496       0.0%
   Berkshire Hills Bancorp, Inc.                              30,747     908,574       0.0%
#  Capital City Bank Group, Inc.                              15,389     231,451       0.0%
   Capital One Financial Corp.                               373,787  27,675,189       0.5%
*  Cascade Bancorp                                            15,799      96,532       0.0%
   Cathay General Bancorp                                     17,730     531,013       0.0%
   CenterState Banks, Inc.                                       747      13,954       0.0%
   Century Bancorp, Inc. Class A                                 495      22,448       0.0%
   Chubb, Ltd.                                               110,853  14,078,331       0.3%
#  Cincinnati Financial Corp.                                 12,284     869,462       0.0%
   CIT Group, Inc.                                            45,907   1,667,801       0.0%
   Citigroup, Inc.                                         1,870,326  91,926,523       1.7%
#  Citizens Community Bancorp, Inc.                           10,355     112,352       0.0%
   CME Group, Inc.                                           414,385  41,479,938       0.8%
   CNA Financial Corp.                                       206,979   7,569,222       0.2%
   CNO Financial Group, Inc.                                 301,264   4,543,061       0.1%
   Codorus Valley Bancorp, Inc.                                  145       3,028       0.0%
   Comerica, Inc.                                             16,431     855,891       0.0%
   Community West Bancshares                                     400       3,260       0.0%
*  Consumer Portfolio Services, Inc.                          30,005     134,422       0.0%
#* Cowen Group, Inc. Class A                                  15,961      51,873       0.0%
   Donegal Group, Inc. Class A                                13,586     204,469       0.0%
   Donegal Group, Inc. Class B                                   300       5,527       0.0%
*  E*TRADE Financial Corp.                                    89,699   2,525,924       0.1%
   Eastern Virginia Bankshares, Inc.                             307       2,533       0.0%
#  EMC Insurance Group, Inc.                                  27,511     669,893       0.0%
#* Emergent Capital, Inc.                                      3,602       9,978       0.0%
   Endurance Specialty Holdings, Ltd.                         94,576   8,696,263       0.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Financials -- (Continued)
   Enterprise Financial Services Corp.                         3,235 $    107,078       0.0%
   ESSA Bancorp, Inc.                                          8,217      110,765       0.0%
   Evans Bancorp, Inc.                                         1,681       45,723       0.0%
   Everest Re Group, Ltd.                                     34,913    7,105,494       0.1%
   Farmers Capital Bank Corp.                                    302        9,483       0.0%
   FBL Financial Group, Inc. Class A                          24,660    1,560,978       0.0%
#  Federal Agricultural Mortgage Corp. Class A                   177        8,406       0.0%
   Federal Agricultural Mortgage Corp. Class C                 9,200      375,636       0.0%
   Federated National Holding Co.                             13,665      244,740       0.0%
   Fidelity Southern Corp.                                     7,213      131,493       0.0%
   Fifth Third Bancorp                                        92,166    2,005,532       0.1%
*  First Acceptance Corp.                                     27,347       23,518       0.0%
   First American Financial Corp.                             61,982    2,421,017       0.1%
#  First Bancorp                                              16,138      319,048       0.0%
   First Business Financial Services, Inc.                       964       18,171       0.0%
   First Citizens BancShares, Inc. Class A                     8,627    2,510,457       0.1%
#  First Commonwealth Financial Corp.                         30,547      310,358       0.0%
   First Community Bancshares, Inc.                              183        4,145       0.0%
   First Defiance Financial Corp.                             10,880      429,542       0.0%
   First Financial Northwest, Inc.                            25,371      403,399       0.0%
   First Merchants Corp.                                      41,623    1,171,687       0.0%
   First Midwest Bancorp, Inc.                                 7,168      138,414       0.0%
   First South Bancorp, Inc.                                   2,278       22,097       0.0%
#  FNB Corp.                                                  63,117      824,939       0.0%
   FNF Group                                                  33,321    1,196,557       0.0%
#* FNFV Group                                                 15,438      186,028       0.0%
#* Genworth Financial, Inc. Class A                           34,964      144,751       0.0%
#  German American Bancorp, Inc.                               4,179      162,688       0.0%
*  Global Indemnity P.L.C.                                     8,282      248,791       0.0%
   Goldman Sachs Group, Inc. (The)                           209,155   37,279,787       0.7%
   Great Southern Bancorp, Inc.                                1,616       66,822       0.0%
   Great Western Bancorp, Inc.                                   260        8,382       0.0%
   Guaranty Federal Bancshares, Inc.                           1,684       27,904       0.0%
*  Hallmark Financial Services, Inc.                          20,834      215,840       0.0%
   Hanover Insurance Group, Inc. (The)                        88,829    6,767,882       0.1%
   Hartford Financial Services Group, Inc. (The)             320,787   14,149,915       0.3%
   Heartland Financial USA, Inc.                                 465       17,414       0.0%
*  Hilltop Holdings, Inc.                                     26,171      646,424       0.0%
#  Hingham Institution for Savings                               500       71,725       0.0%
*  HMN Financial, Inc.                                         3,456       50,803       0.0%
   Home Bancorp, Inc.                                            719       20,642       0.0%
   HopFed Bancorp, Inc.                                        6,781       77,168       0.0%
   Horace Mann Educators Corp.                                58,206    2,092,506       0.1%
   Huntington Bancshares, Inc.                                70,847      750,978       0.0%
#  Iberiabank Corp.                                              697       45,758       0.0%
   Independence Holding Co.                                   13,333      233,994       0.0%
   Infinity Property & Casualty Corp.                         15,800    1,294,810       0.0%
   International Bancshares Corp.                                800       24,680       0.0%
#  Investment Technology Group, Inc.                          23,677      362,495       0.0%
#  Investors Title Co.                                         1,169      112,224       0.0%
#  Janus Capital Group, Inc.                                  24,840      318,449       0.0%
   JPMorgan Chase & Co.                                    2,695,925  186,719,765       3.4%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE+    OF NET ASSETS**
                                                           --------- ----------- ---------------
Financials -- (Continued)
#  Kemper Corp.                                               46,361 $ 1,740,856       0.0%
   Kentucky First Federal Bancorp                              2,400      19,500       0.0%
   KeyCorp                                                   526,210   7,430,085       0.1%
   Lake Sunapee Bank Group                                     3,667      66,813       0.0%
   Lakeland Bancorp, Inc.                                      8,740     123,671       0.0%
   Landmark Bancorp, Inc.                                      2,169      57,478       0.0%
   Legg Mason, Inc.                                           56,555   1,624,260       0.0%
   Lincoln National Corp.                                    134,595   6,607,269       0.1%
   Loews Corp.                                               243,798  10,490,628       0.2%
#  M&T Bank Corp.                                              4,241     520,498       0.0%
   Macatawa Bank Corp.                                        15,191     123,503       0.0%
   Mackinac Financial Corp.                                    6,893      79,683       0.0%
#  Maiden Holdings, Ltd.                                       5,792      79,061       0.0%
   MainSource Financial Group, Inc.                           45,000   1,123,200       0.0%
*  Markel Corp.                                                  101      88,620       0.0%
   Marlin Business Services Corp.                             14,241     249,217       0.0%
   MB Financial, Inc.                                         19,678     716,082       0.0%
#* MBIA, Inc.                                                 82,267     633,456       0.0%
#  MBT Financial Corp.                                         9,396      82,685       0.0%
   Mercantile Bank Corp.                                       4,422     121,693       0.0%
   Meta Financial Group, Inc.                                  1,083      79,330       0.0%
   MetLife, Inc.                                             958,812  45,025,812       0.8%
   MidWestOne Financial Group, Inc.                              346      10,062       0.0%
   Morgan Stanley                                          1,036,923  34,809,505       0.6%
   MutualFirst Financial, Inc.                                 2,300      62,905       0.0%
   Nasdaq, Inc.                                               42,129   2,694,992       0.1%
   National Western Life Group, Inc. Class A                     900     193,860       0.0%
   Navigators Group, Inc. (The)                                3,685     343,442       0.0%
#  New York Community Bancorp, Inc.                           52,185     749,377       0.0%
#* NewStar Financial, Inc.                                    41,166     400,545       0.0%
   Northrim BanCorp, Inc.                                      5,734     140,770       0.0%
   OFG Bancorp                                                30,191     321,534       0.0%
   Old Republic International Corp.                          172,923   2,915,482       0.1%
   Oppenheimer Holdings, Inc. Class A                          3,097      43,358       0.0%
*  Pacific Mercantile Bancorp                                  4,174      23,374       0.0%
#  PacWest Bancorp                                             1,076      46,688       0.0%
   Park Sterling Corp.                                           992       8,541       0.0%
#  People's United Financial, Inc.                            68,700   1,115,688       0.0%
   Peoples Bancorp of North Carolina, Inc.                       250       5,188       0.0%
   Peoples Bancorp, Inc.                                      15,923     394,413       0.0%
*  PHH Corp.                                                  54,576     792,444       0.0%
*  Piper Jaffray Cos.                                            312      17,644       0.0%
   PNC Financial Services Group, Inc. (The)                  152,671  14,595,348       0.3%
   Popular, Inc.                                              56,536   2,052,257       0.1%
   Premier Financial Bancorp, Inc.                             4,434      74,580       0.0%
#  Principal Financial Group, Inc.                           218,754  11,943,968       0.2%
   Provident Financial Holdings, Inc.                            544      10,380       0.0%
#  Provident Financial Services, Inc.                         21,059     477,829       0.0%
   Prudential Financial, Inc.                                497,625  42,193,624       0.8%
   Radian Group, Inc.                                        161,945   2,200,833       0.1%
   Regions Financial Corp.                                 1,302,555  13,950,364       0.3%
   Reinsurance Group of America, Inc.                        169,166  18,246,245       0.3%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES       VALUE+     OF NET ASSETS**
                                                           --------- -------------- ---------------
Financials -- (Continued)
#  RenaissanceRe Holdings, Ltd.                               12,667 $    1,574,381       0.0%
   Renasant Corp.                                             42,102      1,420,521       0.0%
#* Republic First Bancorp, Inc.                                2,174          8,587       0.0%
   Riverview Bancorp, Inc.                                     1,682          8,797       0.0%
   Safety Insurance Group, Inc.                               26,197      1,773,537       0.0%
   Sandy Spring Bancorp, Inc.                                  9,125        289,262       0.0%
*  Select Bancorp, Inc.                                          600          4,860       0.0%
#  Selective Insurance Group, Inc.                            45,200      1,670,140       0.0%
   SI Financial Group, Inc.                                    5,661         73,876       0.0%
   South State Corp.                                           8,549        627,069       0.0%
#* Southern First Bancshares, Inc.                             1,216         32,285       0.0%
   Southwest Bancorp, Inc.                                    16,974        316,565       0.0%
#  State Auto Financial Corp.                                 15,100        345,790       0.0%
   State Street Corp.                                          4,112        288,704       0.0%
#  Sterling Bancorp                                           70,552      1,269,936       0.0%
#  Stewart Information Services Corp.                         12,271        551,581       0.0%
*  Stratus Properties, Inc.                                    3,069         74,270       0.0%
   Suffolk Bancorp                                               205          7,380       0.0%
   SunTrust Banks, Inc.                                      255,532     11,557,712       0.2%
   Synchrony Financial                                       914,357     26,141,467       0.5%
   Synovus Financial Corp.                                    22,796        753,864       0.0%
   Timberland Bancorp, Inc.                                    2,500         41,150       0.0%
#  Tiptree Financial, Inc. Class A                            37,071        215,012       0.0%
   Torchmark Corp.                                             7,000        443,870       0.0%
   Travelers Cos., Inc. (The)                                153,509     16,606,604       0.3%
   Trico Bancshares                                              854         22,477       0.0%
#  Trustmark Corp.                                             4,194        116,090       0.0%
   Umpqua Holdings Corp.                                      34,932        533,761       0.0%
*  Unico American Corp.                                        1,900         21,517       0.0%
   Union Bankshares Corp.                                     37,042      1,034,583       0.0%
#  United Bankshares, Inc.                                    12,121        456,962       0.0%
   United Financial Bancorp, Inc.                              9,193        135,229       0.0%
   United Fire Group, Inc.                                    24,429        965,434       0.0%
*  United Security Bancshares                                    432          2,680       0.0%
   Unity Bancorp, Inc.                                         3,999         49,188       0.0%
#  Univest Corp. of Pennsylvania                                 156          3,705       0.0%
   Unum Group                                                517,445     18,317,553       0.3%
   Validus Holdings, Ltd.                                      8,958        457,754       0.0%
#  Valley National Bancorp                                       768          7,572       0.0%
   Voya Financial, Inc.                                       14,373        439,095       0.0%
   Washington Federal, Inc.                                   97,887      2,667,421       0.1%
   Waterstone Financial, Inc.                                  1,426         24,171       0.0%
   Wells Fargo & Co.                                       1,956,746     90,029,883       1.6%
   WesBanco, Inc.                                             31,678      1,042,523       0.0%
   West Bancorporation, Inc.                                   5,278        101,865       0.0%
#  Western New England Bancorp, Inc.                          11,699         92,419       0.0%
#  Wintrust Financial Corp.                                   24,224      1,306,885       0.0%
#  WR Berkley Corp.                                            5,305        302,915       0.0%
   XL Group, Ltd.                                            240,766      8,354,580       0.2%
#  Zions Bancorporation                                       53,325      1,717,598       0.0%
                                                                     --------------      ----
Total Financials                                                      1,141,179,284      20.6%
                                                                     --------------      ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE+    OF NET ASSETS**
                                                           ------- ----------- ---------------
Health Care -- (10.5%)
   Abbott Laboratories                                     217,973 $ 8,553,261       0.2%
#  Aceto Corp.                                              31,686     580,804       0.0%
#* Addus HomeCare Corp.                                      2,044      51,713       0.0%
   Aetna, Inc.                                             558,462  59,950,896       1.1%
*  Albany Molecular Research, Inc.                          24,874     387,786       0.0%
*  Alere, Inc.                                              45,800   2,046,344       0.1%
*  Allergan P.L.C.                                         103,542  21,634,065       0.4%
#* Amsurg Corp.                                             30,743   1,836,894       0.0%
#  Analogic Corp.                                            2,988     244,568       0.0%
*  AngioDynamics, Inc.                                      14,354     228,803       0.0%
*  Anika Therapeutics, Inc.                                 14,671     650,806       0.0%
   Anthem, Inc.                                            504,640  61,495,430       1.1%
#* Aptevo Therapeutics, Inc.                                 4,339       9,589       0.0%
*  Arrhythmia Research Technology, Inc.                      1,200       4,980       0.0%
   Baxter International, Inc.                               27,380   1,303,014       0.0%
*  Boston Scientific Corp.                                 518,448  11,405,856       0.2%
#* Brookdale Senior Living, Inc.                             4,785      69,048       0.0%
   Cigna Corp.                                              42,954   5,104,224       0.1%
#  CONMED Corp.                                             43,239   1,729,560       0.0%
#  Cooper Cos., Inc. (The)                                  13,956   2,456,814       0.1%
#* Cross Country Healthcare, Inc.                            7,595      84,836       0.0%
   CryoLife, Inc.                                           17,502     297,534       0.0%
#* Cumberland Pharmaceuticals, Inc.                         23,319     110,765       0.0%
*  Cutera, Inc.                                              1,289      16,886       0.0%
#* Cynosure, Inc. Class A                                    8,077     344,484       0.0%
   Danaher Corp.                                           200,460  15,746,133       0.3%
   Digirad Corp.                                            26,711     117,528       0.0%
#* Emergent BioSolutions, Inc.                               8,678     231,876       0.0%
*  Enzo Biochem, Inc.                                       41,397     252,522       0.0%
*  Exactech, Inc.                                            3,390      81,868       0.0%
*  Express Scripts Holding Co.                             493,239  33,244,309       0.6%
*  Five Star Quality Care, Inc.                             28,953      81,068       0.0%
*  Harvard Bioscience, Inc.                                 32,107      77,057       0.0%
#* Healthways, Inc.                                         37,281     924,569       0.0%
*  Hologic, Inc.                                           106,511   3,835,461       0.1%
   Humana, Inc.                                            236,814  40,620,705       0.8%
*  Impax Laboratories, Inc.                                  4,700      94,470       0.0%
*  Integer Holdings Corp.                                   41,672     918,868       0.0%
#  Invacare Corp.                                            7,330      67,070       0.0%
#  Kewaunee Scientific Corp.                                 1,631      35,964       0.0%
#  Kindred Healthcare, Inc.                                 56,891     560,376       0.0%
   LeMaitre Vascular, Inc.                                   5,100     106,794       0.0%
*  LHC Group, Inc.                                           1,418      48,595       0.0%
*  LifePoint Health, Inc.                                   82,208   4,920,149       0.1%
*  Magellan Health, Inc.                                    17,899     920,904       0.0%
(degrees)* Medcath Corp.                                    29,240          --       0.0%
   Medtronic P.L.C.                                        764,960  62,742,019       1.1%
*  Merit Medical Systems, Inc.                              13,395     294,020       0.0%
#* Molina Healthcare, Inc.                                  24,941   1,357,040       0.0%
*  Mylan NV                                                  6,181     225,606       0.0%
   National HealthCare Corp.                                 6,484     419,515       0.0%
*  Natus Medical, Inc.                                      15,698     617,716       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Health Care -- (Continued)
#* Nuvectra Corp.                                             13,890 $     74,589       0.0%
*  Omnicell, Inc.                                             35,405    1,155,088       0.0%
   PerkinElmer, Inc.                                          76,500    3,893,085       0.1%
   Pfizer, Inc.                                            4,874,915  154,583,555       2.8%
*  PharMerica Corp.                                           33,305      792,659       0.0%
#* Prestige Brands Holdings, Inc.                            111,489    5,048,222       0.1%
*  RTI Surgical, Inc.                                         73,086      186,369       0.0%
#* SciClone Pharmaceuticals, Inc.                             13,028      116,601       0.0%
#* Select Medical Holdings Corp.                              42,204      548,652       0.0%
*  Surmodics, Inc.                                             5,593      139,266       0.0%
#  Teleflex, Inc.                                             37,223    5,327,728       0.1%
   Thermo Fisher Scientific, Inc.                            499,520   73,444,426       1.3%
#* Triple-S Management Corp. Class B                          20,684      427,745       0.0%
   UnitedHealth Group, Inc.                                   89,716   12,679,562       0.2%
#* Universal American Corp.                                   70,194      527,157       0.0%
*  VCA, Inc.                                                  69,140    4,249,344       0.1%
*  WellCare Health Plans, Inc.                                18,375    2,085,746       0.1%
                                                                     ------------      ----
Total Health Care                                                     614,420,956      11.1%
                                                                     ------------      ----
Industrials -- (11.3%)
   AAR Corp.                                                  32,906    1,058,586       0.0%
   ABM Industries, Inc.                                       64,500    2,520,660       0.1%
   Acme United Corp.                                           1,030       22,516       0.0%
#  Actuant Corp. Class A                                      44,986    1,003,188       0.0%
#* AECOM                                                      55,835    1,555,005       0.0%
*  Aegion Corp.                                               42,549      787,582       0.0%
#* Aerovironment, Inc.                                        35,065      841,209       0.0%
#  AGCO Corp.                                                 58,973    3,012,341       0.1%
*  Air Transport Services Group, Inc.                          6,308       83,455       0.0%
   Alamo Group, Inc.                                          22,751    1,476,995       0.0%
   Alaska Air Group, Inc.                                    105,252    7,601,299       0.2%
   Albany International Corp. Class A                         20,551      837,453       0.0%
#  AMERCO                                                     29,431    9,488,260       0.2%
#* Ameresco, Inc. Class A                                        981        4,709       0.0%
#  American Railcar Industries, Inc.                          20,003      735,710       0.0%
#  Apogee Enterprises, Inc.                                   36,374    1,482,240       0.0%
   ArcBest Corp.                                              12,135      241,487       0.0%
   Arconic, Inc.                                             331,751    9,527,889       0.2%
   Argan, Inc.                                                    21        1,194       0.0%
   Astec Industries, Inc.                                     22,925    1,269,128       0.0%
*  Atlas Air Worldwide Holdings, Inc.                         31,815    1,331,458       0.0%
#* Avis Budget Group, Inc.                                    46,708    1,511,471       0.0%
   Barnes Group, Inc.                                         36,400    1,450,176       0.0%
*  BlueLinx Holdings, Inc.                                     1,705       13,435       0.0%
   Brady Corp. Class A                                        38,500    1,274,350       0.0%
#  Briggs & Stratton Corp.                                    41,033      764,034       0.0%
*  CAI International, Inc.                                    17,082      129,994       0.0%
*  Casella Waste Systems, Inc. Class A                         5,201       58,251       0.0%
#  Caterpillar, Inc.                                         107,902    9,005,501       0.2%
*  CBIZ, Inc.                                                 38,149      421,546       0.0%
   CDI Corp.                                                  26,779      164,691       0.0%
   CECO Environmental Corp.                                    3,773       37,353       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Industrials -- (Continued)
#  Celadon Group, Inc.                                        24,642 $    160,173       0.0%
#  Chicago Rivet & Machine Co.                                   700       21,245       0.0%
#  CIRCOR International, Inc.                                 10,019      538,822       0.0%
   Columbus McKinnon Corp.                                    17,542      341,894       0.0%
   Comfort Systems USA, Inc.                                  44,560    1,285,556       0.0%
   CompX International, Inc.                                     500        5,575       0.0%
#  Covanta Holding Corp.                                      94,292    1,414,380       0.0%
#* Covenant Transportation Group, Inc. Class A                 7,080      113,209       0.0%
*  CRA International, Inc.                                     7,613      237,069       0.0%
   CSX Corp.                                               1,242,950   37,922,404       0.7%
   Cummins, Inc.                                                 900      115,038       0.0%
   Curtiss-Wright Corp.                                       46,353    4,154,156       0.1%
#* DigitalGlobe, Inc.                                         21,971      551,472       0.0%
   Douglas Dynamics, Inc.                                     30,234      970,511       0.0%
*  Ducommun, Inc.                                             12,645      240,761       0.0%
#* Dycom Industries, Inc.                                     39,867    3,066,968       0.1%
   Dynamic Materials Corp.                                     1,436       15,581       0.0%
   Eastern Co. (The)                                          10,193      200,802       0.0%
   Eaton Corp. P.L.C.                                        186,354   11,883,795       0.2%
   EMCOR Group, Inc.                                          50,540    3,055,648       0.1%
   Encore Wire Corp.                                          19,966      681,839       0.0%
*  Energy Recovery, Inc.                                       1,783       21,770       0.0%
   EnerSys                                                    43,239    2,816,156       0.1%
*  Engility Holdings, Inc.                                     7,988      229,495       0.0%
   Ennis, Inc.                                                31,756      465,225       0.0%
   EnPro Industries, Inc.                                     17,635      954,406       0.0%
   ESCO Technologies, Inc.                                    17,601      784,125       0.0%
   Espey Manufacturing & Electronics Corp.                     1,671       42,485       0.0%
   Essendant, Inc.                                            24,021      368,722       0.0%
#* Esterline Technologies Corp.                               44,968    3,302,900       0.1%
   Federal Signal Corp.                                       71,923      883,214       0.0%
   FedEx Corp.                                               142,324   24,809,920       0.5%
   Fortune Brands Home & Security, Inc.                      123,726    6,759,151       0.1%
*  Franklin Covey Co.                                          3,046       55,742       0.0%
   FreightCar America, Inc.                                    9,404      122,816       0.0%
*  FTI Consulting, Inc.                                       25,736    1,002,675       0.0%
#  G&K Services, Inc. Class A                                 29,714    2,813,916       0.1%
#  GATX Corp.                                                 65,445    2,864,528       0.1%
*  Gencor Industries, Inc.                                    13,149      159,103       0.0%
   General Electric Co.                                    3,873,888  112,730,141       2.1%
#* Genesee & Wyoming, Inc. Class A                             1,200       81,528       0.0%
*  Gibraltar Industries, Inc.                                 24,203      941,497       0.0%
*  GP Strategies Corp.                                        18,583      480,371       0.0%
#  Granite Construction, Inc.                                 27,179    1,336,120       0.0%
#* Great Lakes Dredge & Dock Corp.                            69,820      247,861       0.0%
#  Greenbrier Cos., Inc. (The)                                22,451      707,207       0.0%
#  Griffon Corp.                                              67,323    1,124,294       0.0%
#  H&E Equipment Services, Inc.                               59,629      831,825       0.0%
#* Hawaiian Holdings, Inc.                                     9,193      413,915       0.0%
   Heidrick & Struggles International, Inc.                   18,234      337,329       0.0%
*  Herc Holdings, Inc.                                        18,560      558,470       0.0%
*  Hertz Global Holdings, Inc.                                55,682    1,845,858       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE+    OF NET ASSETS**
                                                           ------- ----------- ---------------
Industrials -- (Continued)
*  Hill International, Inc.                                 27,154 $   104,543       0.0%
   Huntington Ingalls Industries, Inc.                      28,231   4,555,354       0.1%
   Hurco Cos., Inc.                                          7,910     207,242       0.0%
*  Huron Consulting Group, Inc.                              4,001     224,256       0.0%
   Hyster-Yale Materials Handling, Inc.                     12,246     712,840       0.0%
*  ICF International, Inc.                                  31,660   1,469,024       0.0%
   Ingersoll-Rand P.L.C.                                   213,109  14,340,105       0.3%
*  InnerWorkings, Inc.                                      96,587     850,931       0.0%
   Insteel Industries, Inc.                                 17,578     472,848       0.0%
*  JetBlue Airways Corp.                                   324,893   5,679,130       0.1%
   Kadant, Inc.                                              5,786     298,847       0.0%
   KAR Auction Services, Inc.                               18,100     770,698       0.0%
   KBR, Inc.                                                 3,600      53,316       0.0%
   Kennametal, Inc.                                          1,000      28,310       0.0%
*  Key Technology, Inc.                                      3,199      32,982       0.0%
   Kimball International, Inc. Class B                      31,258     390,725       0.0%
   Korn/Ferry International                                 33,148     675,888       0.0%
*  Kratos Defense & Security Solutions, Inc.                 2,711      15,236       0.0%
   L-3 Communications Holdings, Inc.                       100,470  13,758,362       0.3%
*  Lawson Products, Inc.                                     8,847     166,766       0.0%
#  LB Foster Co. Class A                                     6,682      82,857       0.0%
#* LMI Aerospace, Inc.                                      13,807     103,691       0.0%
   LS Starrett Co. (The) Class A                             4,097      37,692       0.0%
   LSI Industries, Inc.                                     27,715     238,349       0.0%
*  Lydall, Inc.                                             14,605     682,784       0.0%
   ManpowerGroup, Inc.                                      22,886   1,757,645       0.1%
   Marten Transport, Ltd.                                   47,782     979,531       0.0%
   Matson, Inc.                                             62,316   2,488,901       0.1%
   Matthews International Corp. Class A                     12,387     741,981       0.0%
   McGrath RentCorp                                         17,552     528,315       0.0%
*  Mercury Systems, Inc.                                     2,055      57,088       0.0%
*  MFRI, Inc.                                                8,900      71,200       0.0%
   Miller Industries, Inc.                                  20,099     441,173       0.0%
#  Mobile Mini, Inc.                                        54,461   1,380,586       0.0%
*  Moog, Inc. Class A                                       35,339   2,052,136       0.1%
   Mueller Industries, Inc.                                 30,912     936,324       0.0%
   Mueller Water Products, Inc. Class A                    185,957   2,290,990       0.1%
   Multi-Color Corp.                                           308      19,997       0.0%
*  MYR Group, Inc.                                          19,582     584,327       0.0%
   National Presto Industries, Inc.                            571      49,820       0.0%
*  Navigant Consulting, Inc.                                12,297     287,750       0.0%
*  NL Industries, Inc.                                      42,070     134,624       0.0%
#  NN, Inc.                                                 18,396     324,689       0.0%
   Norfolk Southern Corp.                                  545,229  50,706,297       0.9%
   Northrop Grumman Corp.                                   91,981  21,063,649       0.4%
*  Northwest Pipe Co.                                        6,690      87,706       0.0%
#* NOW, Inc.                                                62,737   1,352,610       0.0%
*  On Assignment, Inc.                                      53,951   1,856,454       0.1%
   Orbital ATK, Inc.                                        56,610   4,209,520       0.1%
   Oshkosh Corp.                                            14,466     773,931       0.0%
   Owens Corning                                           149,300   7,282,854       0.1%
*  PAM Transportation Services, Inc.                         9,249     182,205       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE+    OF NET ASSETS**
                                                           ------- ----------- ---------------
Industrials -- (Continued)
#  Pentair P.L.C.                                          117,934 $ 6,501,701       0.1%
   Powell Industries, Inc.                                   7,529     266,451       0.0%
   Providence and Worcester Railroad Co.                       850      21,242       0.0%
   Quad/Graphics, Inc.                                       2,390      56,786       0.0%
   Quanex Building Products Corp.                           21,431     349,325       0.0%
*  Quanta Services, Inc.                                   168,307   4,838,826       0.1%
   Raytheon Co.                                             44,355   6,059,337       0.1%
#  RCM Technologies, Inc.                                   20,293     143,674       0.0%
   Regal Beloit Corp.                                       16,070     949,737       0.0%
   Republic Services, Inc.                                 429,755  22,618,006       0.4%
   Resources Connection, Inc.                               25,955     385,432       0.0%
*  Roadrunner Transportation Systems, Inc.                     879       6,680       0.0%
*  Rush Enterprises, Inc. Class A                           32,603     855,829       0.0%
*  Rush Enterprises, Inc. Class B                           18,522     470,459       0.0%
#  Ryder System, Inc.                                       89,844   6,234,275       0.1%
#* Saia, Inc.                                                8,925     318,176       0.0%
#* SIFCO Industries, Inc.                                    6,623      68,217       0.0%
   SkyWest, Inc.                                            38,506   1,160,956       0.0%
   Southwest Airlines Co.                                  645,761  25,862,728       0.5%
#* Sparton Corp.                                             9,132     218,529       0.0%
*  SPX FLOW, Inc.                                           12,803     321,227       0.0%
   Standex International Corp.                              22,341   1,706,852       0.0%
   Stanley Black & Decker, Inc.                            154,919  17,635,979       0.3%
   Steelcase, Inc. Class A                                  55,469     740,511       0.0%
#  Supreme Industries, Inc. Class A                          1,433      17,468       0.0%
#* Team, Inc.                                                6,674     205,226       0.0%
   Terex Corp.                                              27,578     658,563       0.0%
   Tetra Tech, Inc.                                         45,222   1,738,786       0.0%
*  Titan Machinery, Inc.                                     2,883      26,783       0.0%
#* TRC Cos., Inc.                                           23,870     194,541       0.0%
   Trinity Industries, Inc.                                183,814   3,924,429       0.1%
#  Triton International, Ltd.                               24,053     290,320       0.0%
#  Triumph Group, Inc.                                      57,456   1,361,707       0.0%
*  Tutor Perini Corp.                                       33,844     644,728       0.0%
#  Twin Disc, Inc.                                             900       9,729       0.0%
*  Ultralife Corp.                                           3,309      13,567       0.0%
#  UniFirst Corp.                                           18,705   2,291,362       0.1%
   Union Pacific Corp.                                     888,128  78,315,127       1.4%
   United Technologies Corp.                               166,872  17,054,318       0.3%
   Universal Forest Products, Inc.                          31,800   2,734,482       0.1%
*  USA Truck, Inc.                                          15,105     124,314       0.0%
*  Vectrus, Inc.                                             4,069      68,237       0.0%
#* Veritiv Corp.                                             9,437     509,126       0.0%
   Viad Corp.                                               23,193     962,509       0.0%
#* Virco Manufacturing Corp.                                12,601      53,554       0.0%
   VSE Corp.                                                   610      17,592       0.0%
   Waste Connections, Inc.                                   2,800     210,588       0.0%
   Watts Water Technologies, Inc. Class A                   37,737   2,264,220       0.1%
#  Werner Enterprises, Inc.                                 34,105     820,225       0.0%
#* Wesco Aircraft Holdings, Inc.                             6,228      80,030       0.0%
*  WESCO International, Inc.                                11,687     633,435       0.0%
*  Willdan Group, Inc.                                       1,000      16,060       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Industrials -- (Continued)
*  Willis Lease Finance Corp.                                  6,713 $    178,633       0.0%
*  XPO Logistics, Inc.                                        12,216      402,273       0.0%
                                                                     ------------      ----
Total Industrials                                                     658,990,775      11.9%
                                                                     ------------      ----
Information Technology -- (11.4%)
   Activision Blizzard, Inc.                                 982,162   42,399,934       0.8%
*  Actua Corp.                                                 1,184       13,794       0.0%
*  Acxiom Corp.                                                7,769      183,038       0.0%
#* Agilysys, Inc.                                             16,899      163,075       0.0%
*  Alpha & Omega Semiconductor, Ltd.                          20,661      436,567       0.0%
*  ARRIS International P.L.C.                                 70,523    1,959,129       0.1%
*  Arrow Electronics, Inc.                                   182,170   11,134,230       0.2%
   AstroNova, Inc.                                             6,285       91,447       0.0%
   Avnet, Inc.                                               139,400    5,847,830       0.1%
   AVX Corp.                                                  86,630    1,214,553       0.0%
*  Aware, Inc.                                                14,326       74,853       0.0%
*  Axcelis Technologies, Inc.                                    175        2,389       0.0%
*  AXT, Inc.                                                  16,521       85,083       0.0%
#  Bel Fuse, Inc. Class A                                      3,874       75,156       0.0%
   Bel Fuse, Inc. Class B                                     11,837      282,312       0.0%
*  Benchmark Electronics, Inc.                                62,063    1,560,884       0.0%
   Black Box Corp.                                            18,611      214,026       0.0%
#* Blackhawk Network Holdings, Inc.                           25,926      893,151       0.0%
#* Blucora, Inc.                                              57,127      759,789       0.0%
   Brocade Communications Systems, Inc.                      461,513    4,892,038       0.1%
   Brooks Automation, Inc.                                    50,847      662,536       0.0%
*  BSQUARE Corp.                                               4,065       16,870       0.0%
*  CACI International, Inc. Class A                           24,830    2,429,615       0.1%
*  Calix, Inc.                                                16,027      100,169       0.0%
#* Ciber, Inc.                                                34,165       34,848       0.0%
   Cisco Systems, Inc.                                     4,149,274  127,299,726       2.3%
   Cohu, Inc.                                                 28,915      323,559       0.0%
*  CommerceHub, Inc. Series A                                 20,226      303,795       0.0%
#* CommerceHub, Inc. Series B                                    864       14,628       0.0%
*  CommerceHub, Inc. Series C                                 42,180      634,809       0.0%
   Communications Systems, Inc.                                9,323       40,742       0.0%
   Computer Sciences Corp.                                   136,993    7,459,269       0.2%
   Comtech Telecommunications Corp.                           15,569      161,918       0.0%
   Concurrent Computer Corp.                                  13,740       84,913       0.0%
#  Convergys Corp.                                           197,364    5,763,029       0.1%
*  CoreLogic, Inc.                                            96,545    4,108,955       0.1%
   Corning, Inc.                                             785,955   17,849,038       0.3%
#* Cray, Inc.                                                 12,866      267,613       0.0%
   CSP, Inc.                                                   2,414       25,081       0.0%
#  CTS Corp.                                                  66,936    1,218,235       0.0%
*  CyberOptics Corp.                                           3,281       79,236       0.0%
#  Cypress Semiconductor Corp.                                52,022      518,659       0.0%
*  Datalink Corp.                                             28,408      269,308       0.0%
*  Dell Technologies, Inc. Class V                            38,133    1,871,949       0.1%
*  Digi International, Inc.                                   25,438      232,758       0.0%
*  Diodes, Inc.                                                4,709       97,523       0.0%
*  DSP Group, Inc.                                            46,713      509,172       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Information Technology -- (Continued)
*  EchoStar Corp. Class A                                     23,551 $  1,100,774       0.0%
*  Edgewater Technology, Inc.                                 13,603      110,864       0.0%
#* Electro Scientific Industries, Inc.                         6,085       31,520       0.0%
#* Electronics for Imaging, Inc.                              58,110    2,471,418       0.1%
#  Emcore Corp.                                                  744        4,873       0.0%
#* EnerNOC, Inc.                                              13,197       68,624       0.0%
*  Entegris, Inc.                                                300        4,770       0.0%
*  ePlus, Inc.                                                 8,745      800,605       0.0%
#* Exar Corp.                                                 51,341      463,096       0.0%
*  Fabrinet                                                    4,055      153,928       0.0%
   Fidelity National Information Services, Inc.              151,857   11,225,269       0.2%
*  Finisar Corp.                                              61,526    1,684,582       0.0%
#* First Solar, Inc.                                          28,266    1,144,490       0.0%
*  FormFactor, Inc.                                           46,295      415,498       0.0%
*  Frequency Electronics, Inc.                                10,976       99,772       0.0%
#* GSI Technology, Inc.                                        3,363       17,757       0.0%
   Hackett Group, Inc. (The)                                  39,123      630,663       0.0%
#* Harmonic, Inc.                                             22,962      117,106       0.0%
   Hewlett Packard Enterprise Co.                            810,974   18,222,586       0.3%
   HP, Inc.                                                   79,891    1,157,621       0.0%
   IAC/InterActiveCorp                                       125,298    8,074,203       0.2%
#* ID Systems, Inc.                                            9,084       45,602       0.0%
   Ingram Micro, Inc. Class A                                277,679   10,329,659       0.2%
*  Insight Enterprises, Inc.                                  42,100    1,212,059       0.0%
   Intel Corp.                                             4,407,379  153,685,306       2.8%
#* Internap Corp.                                             32,386       40,483       0.0%
   Intersil Corp. Class A                                    119,798    2,645,140       0.1%
*  IntriCon Corp.                                              2,835       17,152       0.0%
*  Itron, Inc.                                                33,397    1,800,098       0.0%
   IXYS Corp.                                                  3,055       32,383       0.0%
   Juniper Networks, Inc.                                    212,100    5,586,714       0.1%
*  Key Tronic Corp.                                           17,623      136,050       0.0%
*  Kimball Electronics, Inc.                                  23,443      325,858       0.0%
*  Kulicke & Soffa Industries, Inc.                           71,688      949,149       0.0%
*  KVH Industries, Inc.                                       19,858      157,871       0.0%
   Lam Research Corp.                                          3,066      296,973       0.0%
#* Lattice Semiconductor Corp.                               108,469      658,407       0.0%
#  Lexmark International, Inc. Class A                        35,849    1,422,847       0.0%
*  Limelight Networks, Inc.                                   10,944       19,480       0.0%
   ManTech International Corp. Class A                         2,048       79,524       0.0%
   Marvell Technology Group, Ltd.                            166,418    2,168,427       0.1%
*  Maxwell Technologies, Inc.                                  2,521       12,202       0.0%
   Mentor Graphics Corp.                                      35,620    1,029,418       0.0%
   Methode Electronics, Inc.                                  79,272    2,473,286       0.1%
*  Micron Technology, Inc.                                   758,908   13,022,861       0.3%
#* Microsemi Corp.                                             7,940      334,512       0.0%
   MKS Instruments, Inc.                                      61,200    3,087,540       0.1%
   MOCON, Inc.                                                   700       10,815       0.0%
#* ModusLink Global Solutions, Inc.                           67,250       91,460       0.0%
   NCI, Inc. Class A                                             686        8,061       0.0%
#* NETGEAR, Inc.                                                 428       21,614       0.0%
#* Novatel Wireless, Inc.                                     10,953       28,697       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Information Technology -- (Continued)
   Optical Cable Corp.                                        10,793 $     29,681       0.0%
*  PAR Technology Corp.                                       12,896       71,444       0.0%
   Park Electrochemical Corp.                                  1,642       25,336       0.0%
   PC Connection, Inc.                                        39,267      911,387       0.0%
   PC-Tel, Inc.                                               28,574      145,156       0.0%
*  PCM, Inc.                                                  10,471      221,985       0.0%
*  Photronics, Inc.                                           79,712      773,206       0.0%
*  Plexus Corp.                                               10,626      486,777       0.0%
#* Qorvo, Inc.                                                24,909    1,386,186       0.0%
   QUALCOMM, Inc.                                          1,059,256   72,792,072       1.3%
*  Rambus, Inc.                                                1,069       13,031       0.0%
#* RealNetworks, Inc.                                         12,525       55,861       0.0%
   Reis, Inc.                                                 13,511      265,491       0.0%
   RF Industries, Ltd.                                         2,823        4,940       0.0%
   Richardson Electronics, Ltd.                               15,464       96,650       0.0%
*  Rofin-Sinar Technologies, Inc.                              4,978      162,034       0.0%
*  Rogers Corp.                                                7,543      410,565       0.0%
*  Rudolph Technologies, Inc.                                 16,097      291,356       0.0%
*  Sanmina Corp.                                              39,846    1,101,742       0.0%
#* ScanSource, Inc.                                           14,745      516,075       0.0%
*  Seachange International, Inc.                               8,687       22,847       0.0%
*  ShoreTel, Inc.                                              3,200       21,280       0.0%
*  Sonus Networks, Inc.                                        6,622       38,341       0.0%
#  SS&C Technologies Holdings, Inc.                           51,586    1,647,141       0.0%
*  StarTek, Inc.                                              22,913      153,517       0.0%
#* SunPower Corp.                                             18,322      132,651       0.0%
#* Super Micro Computer, Inc.                                  5,886      139,498       0.0%
*  Sykes Enterprises, Inc.                                    20,292      542,608       0.0%
   SYNNEX Corp.                                               55,900    5,731,986       0.1%
*  Synopsys, Inc.                                              4,200      249,102       0.0%
#  Systemax, Inc.                                              2,187       17,168       0.0%
   TE Connectivity, Ltd.                                      43,886    2,759,113       0.1%
*  Tech Data Corp.                                            82,952    6,388,963       0.1%
*  Telenav, Inc.                                               9,865       53,764       0.0%
   Teradyne, Inc.                                             26,789      623,916       0.0%
   Tessco Technologies, Inc.                                   8,689      101,227       0.0%
   Tessera Technologies, Inc.                                 48,635    1,804,358       0.0%
*  TiVo Corp.                                                 19,000      377,150       0.0%
#* TTM Technologies, Inc.                                     55,241      726,419       0.0%
#* Veeco Instruments, Inc.                                    15,978      346,723       0.0%
#* Virtusa Corp.                                              30,064      569,412       0.0%
#  Vishay Intertechnology, Inc.                              151,731    2,139,407       0.1%
#* Vishay Precision Group, Inc.                               16,480      258,736       0.0%
   Western Digital Corp.                                     215,907   12,617,605       0.2%
*  Xcerra Corp.                                               20,165      111,109       0.0%
   Xerox Corp.                                               889,633    8,691,714       0.2%
*  XO Group, Inc.                                              6,284      115,626       0.0%
*  Yahoo!, Inc.                                            1,048,770   43,576,393       0.8%
                                                                     ------------      ----
   Total Information Technology                                       664,109,647      12.0%
                                                                     ------------      ----
Materials -- (2.0%)
#  A Schulman, Inc.                                           32,960      947,600       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE+    OF NET ASSETS**
                                                           ------- ----------- ---------------
Materials -- (Continued)
#  Allegheny Technologies, Inc.                             22,777 $   310,678       0.0%
   Ampco-Pittsburgh Corp.                                    4,007      43,276       0.0%
   Ashland Global Holdings, Inc.                           112,560  12,576,329       0.2%
#  Bemis Co., Inc.                                          25,154   1,225,503       0.0%
   Cabot Corp.                                              46,280   2,413,039       0.1%
#* Century Aluminum Co.                                     15,822     115,659       0.0%
*  Chemtura Corp.                                           49,368   1,619,270       0.0%
*  Clearwater Paper Corp.                                   16,822     893,248       0.0%
#  Commercial Metals Co.                                    85,208   1,338,618       0.0%
*  Core Molding Technologies, Inc.                          11,847     206,375       0.0%
   Domtar Corp.                                              8,107     291,447       0.0%
   Dow Chemical Co. (The)                                   11,060     595,139       0.0%
   Friedman Industries, Inc.                                13,926      71,162       0.0%
   FutureFuel Corp.                                          6,104      66,900       0.0%
   Graphic Packaging Holding Co.                           154,000   1,925,000       0.0%
#  Greif, Inc. Class A                                       4,885     228,911       0.0%
   Huntsman Corp.                                           50,242     851,602       0.0%
#* Ingevity Corp.                                           33,431   1,384,043       0.0%
   International Paper Co.                                 485,829  21,876,880       0.4%
   Kaiser Aluminum Corp.                                    27,181   1,970,351       0.0%
   KapStone Paper and Packaging Corp.                       80,984   1,469,050       0.0%
*  Kraton Corp.                                              5,435     139,299       0.0%
*  Louisiana-Pacific Corp.                                 173,457   3,182,936       0.1%
   Martin Marietta Materials, Inc.                          23,633   4,381,085       0.1%
   Materion Corp.                                           18,497     560,459       0.0%
   Mercer International, Inc.                               21,725     171,627       0.0%
   Minerals Technologies, Inc.                              34,280   2,303,616       0.1%
#  Mosaic Co. (The)                                         17,274     406,457       0.0%
   Myers Industries, Inc.                                   56,992     686,754       0.0%
#  Neenah Paper, Inc.                                        7,684     613,952       0.0%
   Newmont Mining Corp.                                     93,868   3,476,871       0.1%
*  Northern Technologies International Corp.                 3,035      42,186       0.0%
   Nucor Corp.                                              83,945   4,100,713       0.1%
#  Olin Corp.                                               69,801   1,530,736       0.0%
   Olympic Steel, Inc.                                       9,986     230,577       0.0%
   PH Glatfelter Co.                                        50,600   1,124,332       0.0%
   PolyOne Corp.                                             5,174     151,236       0.0%
   Reliance Steel & Aluminum Co.                            93,801   6,451,633       0.1%
#* Resolute Forest Products, Inc.                            1,817       8,631       0.0%
#  Schnitzer Steel Industries, Inc. Class A                    400       9,660       0.0%
   Sensient Technologies Corp.                              38,101   2,838,905       0.1%
   Steel Dynamics, Inc.                                     94,919   2,606,476       0.1%
#* Stillwater Mining Co.                                    55,630     740,992       0.0%
   SunCoke Energy, Inc.                                     62,210     635,164       0.0%
#  Synalloy Corp.                                            5,144      52,983       0.0%
   Tredegar Corp.                                           27,973     517,500       0.0%
   Tronox, Ltd. Class A                                      1,600      12,960       0.0%
#* Universal Stainless & Alloy Products, Inc.                6,269      65,824       0.0%
   Vulcan Materials Co.                                     58,246   6,593,447       0.1%
#  Westlake Chemical Corp.                                 158,152   8,190,692       0.2%
   WestRock Co.                                            200,591   9,265,298       0.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES       VALUE+     OF NET ASSETS**
                                                           --------- -------------- ---------------
Materials -- (Continued)
   Worthington Industries, Inc.                               47,320 $    2,224,040       0.1%
                                                                     --------------      ----
Total Materials                                                         115,737,121       2.1%
                                                                     --------------      ----
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares             47,409             --       0.0%
(degrees)* Petrocorp, Inc. Escrow Shares                         900             --       0.0%
                                                                     --------------      ----
Total Other                                                                      --       0.0%
                                                                     --------------      ----
Real Estate -- (0.0%)
#  Alexander & Baldwin, Inc.                                  66,838      2,793,160       0.1%
   Griffin Industrial Realty, Inc.                             1,500         46,725       0.0%
                                                                     --------------      ----
Total Real Estate                                                         2,839,885       0.1%
                                                                     --------------      ----
Telecommunication Services -- (4.0%)
   AT&T, Inc.                                              5,474,287    201,399,019       3.6%
#  ATN International, Inc.                                        84          5,682       0.0%
#  CenturyLink, Inc.                                         512,432     13,620,443       0.2%
#  Frontier Communications Corp.                             696,949      2,801,735       0.1%
#* General Communication, Inc. Class A                        37,073        587,236       0.0%
#* Iridium Communications, Inc.                               14,800        120,620       0.0%
(degrees)* Leap Wireless International, Inc.                   8,393             --       0.0%
*  Lumos Networks Corp.                                          500          7,105       0.0%
#* ORBCOMM, Inc.                                              44,499        397,376       0.0%
#  Shenandoah Telecommunications Co.                         112,708      2,975,491       0.1%
   Spok Holdings, Inc.                                        12,522        226,022       0.0%
#* Sprint Corp.                                              422,600      2,603,216       0.1%
#* T-Mobile US, Inc.                                         113,786      5,658,578       0.1%
   Telephone & Data Systems, Inc.                            111,207      2,873,589       0.1%
*  United States Cellular Corp.                                7,591        266,064       0.0%
   Verizon Communications, Inc.                               43,648      2,099,469       0.0%
#* Vonage Holdings Corp.                                      85,934        589,507       0.0%
                                                                     --------------      ----
Total Telecommunication Services                                        236,231,152       4.3%
                                                                     --------------      ----
Utilities -- (0.1%)
*  Calpine Corp.                                              62,921        748,760       0.0%
   Consolidated Water Co., Ltd.                                6,656         74,547       0.0%
   NRG Energy, Inc.                                          241,908      2,571,482       0.1%
#  Ormat Technologies, Inc.                                   20,134        971,063       0.0%
   UGI Corp.                                                  27,306      1,263,995       0.0%
                                                                     --------------      ----
Total Utilities                                                           5,629,847       0.1%
                                                                     --------------      ----
TOTAL COMMON STOCKS                                                   5,530,544,712      99.9%
                                                                     --------------      ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights         157,807        160,158       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES       VALUE+     OF NET ASSETS**
                                                           ---------- -------------- ---------------
(degrees)#* Safeway PDC, LLC Contingent Value Rights          157,807 $        7,701        0.0%
                                                                      --------------      -----
TOTAL RIGHTS/WARRANTS                                                        167,859        0.0%
                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                            5,530,712,571
                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   State Street Institutional U.S. Government Money
     Market Fund, 0.260%                                   11,204,446     11,204,446        0.2%
                                                                      --------------      -----
SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@ DFA Short Term Investment Fund                        26,327,188    304,658,223        5.5%
                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,671,390,515)                   $5,846,575,240      105.6%
                                                                      ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           --------------------------------------------------
                                                              LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                           -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                                  $  858,863,116           --   --    $  858,863,116
   Consumer Staples                                           479,912,142           --   --       479,912,142
   Energy                                                     752,630,787           --   --       752,630,787
   Financials                                               1,141,179,284           --   --     1,141,179,284
   Health Care                                                614,420,956           --   --       614,420,956
   Industrials                                                658,990,775           --   --       658,990,775
   Information Technology                                     664,109,647           --   --       664,109,647
   Materials                                                  115,737,121           --   --       115,737,121
   Other                                                               --           --   --                --
   Real Estate                                                  2,839,885           --   --         2,839,885
   Telecommunication Services                                 236,231,152           --   --       236,231,152
   Utilities                                                    5,629,847           --   --         5,629,847
Rights/Warrants                                                        -- $    167,859   --           167,859
Temporary Cash Investments                                     11,204,446           --   --        11,204,446
Securities Lending Collateral                                          --  304,658,223   --       304,658,223
                                                           -------------- ------------   --    --------------
TOTAL                                                      $5,541,749,158 $304,826,082   --    $5,846,575,240
                                                           ============== ============   ==    ==============

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

          The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

   (a)(1) Code of Ethics is filed herewith.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: January 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Investment Group Inc.

Date: January 4, 2017


By:  /s/ Gregory K. Hinkle
     -----------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: January 4, 2017